UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

July 31, 2009

(Unaudited)

DFA Investment Dimensions Group Inc.

Form N-Q

July 31, 2009

(Unaudited)

Table of Contents

International Sustainability Core 1 Portfolio	939
Tax-Managed U.S. Marketwide Value Portfolio	970
Tax-Managed U.S. Targeted Value Portfolio	971
Tax-Managed U.S. Small Cap Portfolio	997
Tax-Managed DFA International Value Portfolio	1037
Tax-Managed U.S. Equity Portfolio	1047
LWAS/DFA International High Book to Market Portfolio	1047
DFA International Value ex Tobacco Portfolio	1048
VA U.S. Targeted Value Portfolio	1056
VA U.S. Large Value Portfolio	1076
VA International Value Portfolio	1081
VA International Small Portfolio	1090
VA Short-Term Fixed Portfolio	1127
VA Global Bond Portfolio	1130

Notes to Schedules of Investments
Organization	1134
Security Valuation	1134
Federal Tax Cost	1136
Recent Issued Accounting Standards	1137

The DFA Investment Trust Company	1138

Schedules of Investments
The U.S. Large Company Series	1139
The U.S. Large Cap Value Series	1149
The DFA International Value Series	1154
The Japanese Small Company Series	1165
The Asia Pacific Small Company Series	1188
The United Kingdom Small Company Series	1206
The Continental Small Company Series	1214
The Canadian Small Company Series	1237
The Emerging Markets Series	1243
The Emerging Markets Small Cap Series	1256
The DFA One-Year Fixed Income Series	1293
The DFA Two-Year Global Fixed Income Series	1296
The Tax-Managed U.S. Marketwide Value Series	1301
The Tax-Managed U.S. Equity Series	1327

Notes to Schedules of Investments
Organization	1374
Security Valuation	1374
Federal Tax Cost	1375
Recent Issued Accounting Standards	1375

Dimensional Emerging Markets Value Fund Inc.	1376

DFA Investment Dimensions Group Inc.

Form N-Q

July 31, 2009

(Unaudited)

Table of Contents

Schedule of Investments	1377

Notes to Schedule of Investments
Organization	1412
Security Valuation	1412
Federal Tax Cost	1413
Recent Issued Accounting Standards	1413

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Liability Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
STRB	Special Tax Revenue Bond
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued as of July 31, 2009.
(r)	The adjustable rate shown is effective as of July 31, 2009.
(t)	Face Amount Denominated in Australian Dollars.
(c)	Face Amount Denominated in Canadian Dollars.
(d)	Face Amount Denominated in Denmark Krone.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(z)	Face Amount Denominated in New Zealand Dollars.
(n)	Face Amount Denominated in Norwegian Krone.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in United States Dollars.

–	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,583,095,010

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,709,532,588)##	$2,583,095,010

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,583,095,010	—	—	$2,583,095,010

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (70.2%)
AUSTRALIA — (4.0%)
Australia & New Zealand Banking Group, Ltd.
(u)4.875%, 11/08/10	3,258	$3,354,368
(u)5.500%, 05/24/11	1,000	1,052,140
Commonwealth Bank of Australia
(u)4.750%, 01/27/11	434	445,792
National Australia Bank, Ltd.
(u)5.125%, 03/08/10	1,500	1,526,054

TOTAL AUSTRALIA		6,378,354

AUSTRIA — (5.5%)
ASFINAG
(u)4.750%, 11/17/10	3,500	3,658,322
Oesterreichischen Kontrollbank AG
(u)4.250%, 10/06/10	3,000	3,064,275
(u)2.875%, 03/15/11	1,000	1,021,331
Republic of Austria
(u)4.375%, 08/30/10	1,000	1,036,446

TOTAL AUSTRIA		8,780,374

CANADA — (5.6%)
Canada Mortgage & Housing Corp.
(u)4.800%, 10/01/10	2,000	2,073,438
Canadian Government Bond
1.250%, 06/01/11	2,500	2,321,653
Ontario, Province of
(u)3.125%, 09/08/10	3,400	3,478,268
Toronto-Dominion Bank
(g)6.875%, 06/24/11	650	1,160,069

TOTAL CANADA		9,033,428

FRANCE — (3.3%)
Agence Francaise de Developpement
(u)4.125%, 06/24/11	1,500	1,565,101
Caisse D’amortissement de la Dette Sociale
(u)4.250%, 11/08/10	3,500	3,630,669

TOTAL FRANCE		5,195,770

GERMANY — (7.8%)
Kreditanstalt fuer Wiederaufbau
(u)4.625%, 01/20/11	3,000	3,115,710
(g)4.375%, 03/07/11	600	1,044,812
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)3.250%, 10/29/10	4,000	4,079,232

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank
(u)4.250%, 01/21/11	4,000	$4,168,872

TOTAL GERMANY		12,408,626

JAPAN — (0.6%)
Japan Finance Corp.
(u)2.000%, 06/24/11	1,000	1,009,249

NETHERLANDS — (7.9%)
Bank Nederlandse Gemeenten
(u)3.375%, 12/15/10	3,000	3,081,093
(u)3.375%, 01/18/11	800	820,134
Deutsche Bahn Finance
(u)5.125%, 01/05/11	4,500	4,659,768
Rabobank Nederland
(u)5.000%, 02/15/11	2,200	2,314,019
(g)5.000%, 04/11/11	1,000	1,735,975

TOTAL NETHERLANDS		12,610,989

SPAIN — (2.2%)
Instituto de Credito Oficial
(u)4.625%, 10/26/10	3,400	3,536,575

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.8%)
Council of Europe Development Bank
(u)6.125%, 01/25/11	2,000	2,136,042
Inter-American Development Bank
(u)5.000%, 04/05/11	1,500	1,593,348
Nordic Investment Bank
(u)4.875%, 03/15/11	3,840	3,928,097

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		7,657,487

SWEDEN — (2.8%)
Svensk Exportkredit AB
(u)4.000%, 06/15/10	4,332	4,444,736

UNITED KINGDOM — (6.3%)
BP Capital Markets P.L.C.
(u)4.875%, 03/15/10	2,500	2,571,490
Network Rail Infrastructure Finance P.L.C.
(u)3.000%, 01/24/11	3,115	3,191,685
United Kingdom Gilt
9.000%, 07/12/11	2,300	4,391,761

TOTAL UNITED KINGDOM		10,154,936

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
UNITED STATES — (19.4%)
Citigroup Funding, Inc. Floating Rate Note
(r)1.351%, 10/22/09	$4,000	$3,998,036
CME Group, Inc. Floating Rate Note
(r)1.657%, 08/06/10	4,000	4,015,228
General Electric Capital Corp. Floating Rate Note
(r)1.478%, 02/01/11	4,000	3,933,892
John Deere Capital Corp. Floating Rate Note
(r)1.700%, 02/26/10	4,000	4,007,232
JPMorgan Chase & Co. Floating Rate Note
(r)1.176%, 11/19/09	3,800	3,805,818
Paccar Financial Corp. Floating Rate Note
(r)1.328%, 09/21/09	2,500	2,498,610
Procter & Gamble International Funding Floating Rate Note
(r)0.996%, 05/07/10	400	399,439
Toyota Motor Credit Corp. Floating Rate Note
(r)0.674%, 06/16/10	1,000	1,000,321
Wal-Mart Stores, Inc.
6.875%, 08/10/09	3,300	3,302,990
Wells Fargo Bank & Co.
4.625%, 08/09/10	4,000	4,107,136

TOTAL UNITED STATES		31,068,702

TOTAL BONDS		112,279,226

AGENCY OBLIGATIONS — (16.1%)
Federal Home Loan Bank
1.625%, 01/21/11	2,000	2,022,634
1.625%, 03/16/11	3,000	3,030,438
1.375%, 05/16/11	1,500	1,507,216
Federal Home Loan Bank Discount Note
0.190%, 09/23/09	5,000	4,998,860
Federal Home Loan Mortgage Corporation
0.188%, 09/21/09	5,000	4,998,938
0.190%, 09/21/09	5,000	4,998,938
6.000%, 06/15/11	1,000	1,088,208
Federal National Mortgage Association
3.375%, 05/19/11	3,000	3,125,097

TOTAL AGENCY OBLIGATIONS		25,770,329

COMMERCIAL PAPER — (8.0%)
BNP Paribas Finance, Inc.
0.290%, 10/09/09	3,000	2,997,824
National Rural Utilities
0.280%, 08/25/09	1,029	1,028,683
Paccar Financial Corp.
0.170%, 08/07/09	1,000	999,972
Total Capital Canada, Ltd.
0.247%, 10/08/09	2,000	1,998,586

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
0.250%, 10/08/09	$2,000	$1,998,586
Westpac Banking Corp.
3.020%, 09/04/09	3,800	3,798,760

TOTAL COMMERCIAL PAPER		12,822,411

	Shares
EXCHANGE-TRADED FUND — (2.7%)
UNITED STATES — (2.7%)
SPDR Trust Series I	44,100	4,357,521

TEMPORARY CASH INVESTMENTS — (3.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,787,129	4,787,129

TOTAL INVESTMENTS — (100.0%) (Cost $158,692,435)##		$160,016,616

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$6,378,354	—	$6,378,354
Austria	—	8,780,374	—	8,780,374
Canada	—	9,033,428	—	9,033,428
France	—	5,195,770	—	5,195,770
Germany	—	12,408,626	—	12,408,626
Japan	—	1,009,249	—	1,009,249
Netherlands	—	12,610,989	—	12,610,989
Spain	—	3,536,575	—	3,536,575
Supranational Organization Obligations	—	7,657,487	—	7,657,487
Sweden	—	4,444,736	—	4,444,736
United Kingdom	—	10,154,936	—	10,154,936
United States	—	31,068,702	—	31,068,702
Agency Obligations	—	25,770,329	—	25,770,329
Commerical Paper	—	12,822,411	—	12,822,411
Exchange-Traded Fund	—	—	—	—
United States	$4,357,521	—	—	4,357,521
Temporary Cash Investments	4,787,129	—	—	4,787,129
Other Financial Instruments**	8,316,350	(117,716)	—	8,198,634

TOTAL	$17,461,000	$150,754,250	—	$168,215,250

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$5,537,772,355

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $4,875,060,682)##	$5,537,772,355

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,537,772,355	—	—	$5,537,772,355

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (80.6%)
Consumer Discretionary — (15.0%)
#*1-800-FLOWERS.COM, Inc.	44,475	$106,740
*4Kids Entertainment, Inc.	49,167	86,042
*99 Cents Only Stores	169,700	2,486,105
*A.C. Moore Arts & Crafts, Inc.	58,764	212,138
Acme United Corp.	9,799	82,802
*Aldila, Inc.	26,679	90,975
*Alloy, Inc.	67,429	432,894
#*American Axle & Manufacturing Holdings, Inc.	89,841	197,650
American Greetings Corp. Class A	38,000	599,260
*America’s Car-Mart, Inc.	54,720	1,196,726
#*AnnTaylor Stores Corp.	107,770	1,300,784
#*Arctic Cat, Inc.	55,393	341,221
*Ark Restaurants Corp.	7,555	96,251
#*ArvinMeritor, Inc.	107,857	780,885
*Asbury Automotive Group, Inc.	18,700	261,613
*Atrinsic, Inc.	8,472	8,811
*Audiovox Corp. Class A	45,498	358,979
#*AutoNation, Inc.	285,685	5,907,966
*Bakers Footwear Group, Inc.	3,500	2,765
*Ballantyne Strong, Inc.	21,974	51,859
#Barnes & Noble, Inc.	96,594	2,224,560
Barry (R.G.) Corp.	25,404	181,385
*Bassett Furniture Industries, Inc.	38,731	96,828
*Beasley Broadcast Group, Inc.	1,527	4,444
#*Beazer Homes USA, Inc.	165,910	534,230
bebe stores, inc.	62,684	455,713
Belo Corp. Class A	138,555	397,653
*Benihana, Inc.	10,028	86,341
Big 5 Sporting Goods Corp.	92,711	1,205,243
#*BJ’s Restaurants, Inc.	59,056	949,620
*Blockbuster, Inc. Class B	4,031	1,532
*Bluegreen Corp.	48,671	134,819
Blyth, Inc.	33,609	1,426,030
Bob Evans Farms, Inc.	32,600	946,052
#*Bon-Ton Stores, Inc.	61,034	213,619
Books-A-Million, Inc.	37,411	346,800
*Borders Group, Inc.	117,324	465,776
*Boyd Gaming Corp.	131,287	1,206,528
#*Brookfield Homes Corp.	101,532	571,625
#Brown Shoe Company, Inc.	126,560	980,840
#*Brunswick Corp.	151,959	1,091,066
*Build-A-Bear-Workshop, Inc.	92,109	437,518
#*Cabela’s, Inc.	285,642	4,630,257
*Cache, Inc.	38,363	163,810
#*California Pizza Kitchen, Inc.	29,905	493,432
#Callaway Golf Co.	156,990	1,000,026
*Canterbury Park Holding Corp.	2,034	14,238
#*Caribou Coffee Co.	28,588	166,096
*Carmike Cinemas, Inc.	39,960	379,620
*Carriage Services, Inc.	36,140	132,634
#*Casual Male Retail Group, Inc.	74,715	159,143
*Cavalier Homes, Inc.	12,378	33,916
*Cavco Industries, Inc.	29,652	1,014,988
*Centex Corp.	145,900	1,591,769
*Charlotte Russe Holding, Inc.	67,085	1,006,946
#*Charming Shoppes, Inc.	172,490	833,127
#*Cheesecake Factory, Inc.	61,700	1,195,129

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Chico’s FAS, Inc.	260,866	$2,992,133
Christopher & Banks Corp.	122,062	966,731
*Churchill Downs, Inc.	23,920	897,000
Cinemark Holdings, Inc.	382,492	4,241,836
#*Citi Trends, Inc.	36,274	1,059,201
*Coachmen Industries, Inc.	24,733	28,443
*Coldwater Creek, Inc.	83,600	613,624
#*Collective Brands, Inc.	278,432	4,432,637
*Collectors Universe, Inc.	13,784	56,377
Columbia Sportswear Co.	51,500	1,823,615
#*Conn’s, Inc.	78,476	989,582
Cooper Tire & Rubber Co.	245,300	3,620,628
*Core-Mark Holding Co., Inc.	56,429	1,515,683
#*Crocs, Inc.	216,799	741,453
CSS Industries, Inc.	7,200	167,040
*Culp, Inc.	19,935	131,372
*Cumulus Media, Inc. Class A	3,000	1,914
*Cybex International, Inc.	36,000	36,000
#D.R. Horton, Inc.	137,254	1,590,774
*Dana Holding Corp.	1,200	4,212
*dELiA*s, Inc.	90,706	228,579
*Delta Apparel, Inc.	5,900	49,855
*Destination Maternity Corp.	22,698	517,968
Dillard’s, Inc. Class A	110,682	1,174,336
#*DineEquity, Inc.	22,900	565,859
*Dixie Group, Inc.	2,833	8,896
*Dolan Media Co.	23,900	325,757
*Dorman Products, Inc.	2,130	34,868
Dover Downs Gaming & Entertainment, Inc.	12,000	65,640
Dover Motorsports, Inc.	17,300	24,220
#*Dress Barn, Inc. (The)	135,783	2,116,857
#*Drew Industries, Inc.	62,469	1,198,780
*DSW, Inc.	20,775	280,255
*E.W. Scripps Co.	65,933	265,051
#Eastman Kodak Co.	497,700	1,478,169
*EDCI Holdings, Inc.	836	4,765
#*Eddie Bauer Holdings, Inc.	69,000	4,485
*Emmis Communications Corp. Class A	1,081	292
*Entercom Communications Corp.	48,277	132,762
*Entravision Communications Corp.	32,827	19,040
#Ethan Allen Interiors, Inc.	7,900	100,567
#*Ever-Glory International Group, Inc.	815	1,540
*Exide Technologies	62,109	302,471
*Famous Dave’s of America, Inc.	1,725	11,264
#*Federal-Mogul Corp.	37,800	534,114
Finish Line, Inc. Class A	231,108	2,010,640
*Fisher Communications, Inc.	40,043	741,196
Flexsteel Industries, Inc.	7,464	60,682
Foot Locker, Inc.	287,581	3,186,397
FortuNet, Inc.	10,899	12,861
*Franklin Electronic Publishers, Inc.	2,819	6,258
Fred’s, Inc.	97,335	1,312,076
*Full House Resorts, Inc.	16,967	41,569
*Furniture Brands International, Inc.	119,897	480,787
*GameTech International, Inc.	1,700	3,281
*Gaming Partners International Corp.	12,270	87,117
#*Gander Mountain Co.	71,039	418,420
Gannett Co., Inc.	124,376	870,632
*Gaylord Entertainment Co.	93,050	1,327,824
#*Genesco, Inc.	82,147	1,784,233
*G-III Apparel Group, Ltd.	63,741	770,629

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Global Traffic Network, Inc.	2,616	$11,170
*Great Wolf Resorts, Inc.	66,201	178,743
#*Group 1 Automotive, Inc.	84,111	2,477,910
#Harte-Hanks, Inc.	152,558	1,650,678
#*Haverty Furniture Co., Inc.	83,368	895,372
*Hawk Corp.	18,858	268,726
*Heelys, Inc.	114,416	216,246
*Helen of Troy, Ltd.	130,036	2,828,283
*Hollywood Media Corp.	17,128	27,234
Hooker Furniture Corp.	34,041	467,383
#*Hot Topic, Inc.	114,146	882,349
*Iconix Brand Group, Inc.	257,210	4,506,319
#International Speedway Corp. Class A	18,065	461,922
*Isle of Capri Casinos, Inc.	147,357	1,752,075
*J. Alexander’s Corp.	4,290	18,318
*JAKKS Pacific, Inc.	20,099	231,741
#*Jarden Corp.	239,973	5,915,334
*Jo-Ann Stores, Inc.	111,790	2,604,707
*Johnson Outdoors, Inc.	1,347	8,809
#Jones Apparel Group, Inc.	172,483	2,373,366
*Journal Communications, Inc. Class A	107,437	298,675
#KB HOME	126,900	2,117,961
*Kenneth Cole Productions, Inc. Class A	45,754	367,405
*Kona Grill, Inc.	813	2,935
KSW, Inc.	12,036	34,543
*K-Swiss, Inc. Class A	68,799	745,781
*Lakeland Industries, Inc.	27,627	210,241
*Lakes Entertainment, Inc.	70,542	265,943
*Landry’s Restaurants, Inc.	10,400	93,184
*Lazare Kaplan International, Inc.	3,092	7,730
*La-Z-Boy, Inc.	99,881	676,194
*LeapFrog Enterprises, Inc.	41,600	118,560
#Leggett & Platt, Inc.	79,747	1,383,610
#Lennar Corp. Class A	159,200	1,884,928
*Liberty Media Corp. Capital Class A	166,331	2,425,106
#*Liberty Media Corp. Interactive Class A	296,826	1,976,861
#*Life Time Fitness, Inc.	41,300	1,051,085
#*Lifetime Brands, Inc.	51,568	214,007
*LIN TV Corp.	13,138	25,750
*Lithia Motors, Inc. Class A	58,074	696,307
#*Live Nation, Inc.	126,204	737,031
#*Liz Claiborne, Inc.	280,260	885,622
*Lodgian, Inc.	10,400	13,312
*Luby’s, Inc.	118,403	538,734
#*M/I Homes, Inc.	58,849	772,687
*Mac-Gray Corp.	14,448	177,566
Marcus Corp. (The)	77,627	981,205
*MarineMax, Inc.	59,664	401,539
*MAXXAM, Inc.	2,600	22,880
*McCormick & Schmick’s Seafood Restaurants, Inc.	59,111	457,519
MDC Holdings, Inc.	38,559	1,358,819
*Media General, Inc. Class A	117,338	545,622
*Medialink Worldwide, Inc.	1,228	233
#Men’s Wearhouse, Inc. (The)	144,734	3,127,702
#Meredith Corp.	160,422	4,246,370
*Meritage Homes Corp.	130,250	2,787,350
*Modine Manufacturing Co.	91,018	696,288
#*Mohawk Industries, Inc.	102,954	5,310,367
*Monarch Casino & Resort, Inc.	16,627	150,807
*Morton’s Restaurant Group, Inc.	66,339	241,474
*Movado Group, Inc.	78,123	1,115,596

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*MTR Gaming Group, Inc.	24,451	$89,980
#*Multimedia Games, Inc.	124,423	699,257
*Nathan’s Famous, Inc.	789	10,257
National Presto Industries, Inc.	2,462	197,846
*Nautilus Group, Inc.	98,623	210,067
*Navarre Corp.	4,638	8,580
*New Frontier Media, Inc.	74,087	155,583
*New York & Co., Inc.	178,600	642,960
*O’Charleys, Inc.	56,284	584,791
*Office Depot, Inc.	303,900	1,382,745
*Orbitz Worldwide, Inc.	55,219	143,569
*Orient-Express Hotels, Ltd.	8,263	73,128
*Orleans Homebuilders, Inc.	16,969	55,998
*Outdoor Channel Holdings, Inc.	56,330	426,981
Oxford Industries, Inc.	56,711	777,508
*Pacific Sunwear of California, Inc.	207,005	687,257
*Palm Harbor Homes, Inc.	39,747	90,226
#*Penske Automotive Group, Inc.	323,775	6,695,667
#Pep Boys - Manny, Moe & Jack (The)	132,734	1,318,049
*Perry Ellis International, Inc.	37,335	287,853
Phillips-Van Heusen Corp.	104,053	3,681,395
*Phoenix Footwear Group, Inc.	562	281
#*Pinnacle Entertainment, Inc.	119,192	1,195,496
*Playboy Enterprises, Inc. Class B	15,914	38,034
#Pulte Homes, Inc.	186,275	2,117,947
*Quiksilver, Inc.	208,569	448,423
*Radio One, Inc. Class D	8,825	3,000
*RC2 Corp.	76,326	1,165,498
*Reading International, Inc. Class A	8,787	38,575
*Red Lion Hotels Corp.	24,058	126,545
#*Red Robin Gourmet Burgers, Inc.	51,149	957,509
#Regis Corp.	129,051	1,762,837
#*Rent-A-Center, Inc.	139,700	2,900,172
*Retail Ventures, Inc.	123,079	409,853
*Rick’s Cabaret International, Inc.	45,075	343,922
#*Rocky Brands, Inc.	28,343	106,570
#Royal Caribbean Cruises, Ltd.	278,627	4,045,664
*Rubio’s Restaurants, Inc.	40,309	243,869
#*Ruby Tuesday, Inc.	150,450	1,125,366
*Russ Berrie & Co., Inc.	73,902	387,246
*Ruth’s Hospitality Group, Inc.	24,309	95,291
#Ryland Group, Inc.	104,200	2,080,874
*Saga Communications, Inc.	12,163	66,532
*Saks, Inc.	193,500	990,720
Scholastic Corp.	83,374	1,880,084
Service Corp. International	386,246	2,441,075
*Shiloh Industries, Inc.	22,752	111,712
*Shoe Carnival, Inc.	59,843	748,037
*Shutterfly, Inc.	11,430	183,566
*Signet Jewelers, Ltd. ADR	45,518	1,005,037
#*Sinclair Broadcast Group, Inc. Class A	77,945	145,757
*Skechers U.S.A., Inc. Class A	153,470	2,122,490
Skyline Corp.	37,410	907,941
*Smith & Wesson Holding Corp.	23,421	141,931
#*Sonic Automotive, Inc.	79,339	975,870
Spartan Motors, Inc.	109,216	764,512
#Speedway Motorsports, Inc.	189,735	3,028,171
*Sport Chalet, Inc. Class A	8,807	13,651
Sport Supply Group, Inc.	40,960	402,227
Stage Stores, Inc.	56,007	698,967
*Standard Motor Products, Inc.	41,468	463,198

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Standard Pacific Corp.	400,050	$1,376,172
*Stanley Furniture, Inc.	47,264	519,904
#*Steak n Shake Co. (The)	133,256	1,361,876
#*Stein Mart, Inc.	35,802	394,896
*Steinway Musical Instruments, Inc.	37,113	424,573
Stewart Enterprises, Inc.	134,341	656,927
*Stoneridge, Inc.	53,740	238,606
#Sturm Ruger & Co., Inc.	12,566	156,824
#Superior Industries International, Inc.	112,100	1,768,938
*Syms Corp.	5,305	37,241
#*Systemax, Inc.	36,850	480,156
*Talbots, Inc.	40,500	202,905
*Tandy Brand Accessories, Inc.	5,481	13,154
*Tandy Leather Factory, Inc.	2,055	5,394
*Tenneco Automotive, Inc.	3,181	51,437
#*Timberland Co. Class A	64,138	874,842
#*Toll Brothers, Inc.	269,219	5,265,924
#*TRW Automotive Holdings Corp.	148,565	2,500,349
*Tuesday Morning Corp.	90,807	421,344
*Tween Brands, Inc.	8,300	60,092
#*Unifi, Inc.	130,083	273,174
Unifirst Corp.	37,690	1,466,895
*Universal Electronics, Inc.	9,400	198,434
*Vail Resorts, Inc.	92,600	2,649,286
*Valassis Communications, Inc.	96,290	1,096,743
*VCG Holding Corp.	58,719	118,612
#*Walking Co. Holdings, Inc. (The)	2,871	5,369
#*Warnaco Group, Inc.	28,316	1,028,720
*Wells-Gardner Electronics Corp.	2,193	2,632
*Wendy’s/Arby’s Group, Inc.	312,770	1,432,487
#*West Marine, Inc.	99,983	888,849
#Whirlpool Corp.	110,030	6,281,613
#Williams-Sonoma, Inc.	28,700	403,522
*Winnebago Industries, Inc.	1,800	18,936
*WPT Enterprises, Inc.	4,870	6,574
#Wyndham Worldwide Corp.	257,439	3,591,274
*Zale Corp.	72,700	430,384

Total Consumer Discretionary		248,398,485

Consumer Staples — (2.8%)
*Alliance One International, Inc.	107,828	446,408
#Andersons, Inc. (The)	43,600	1,404,792
B&G Foods, Inc.	177,127	1,479,010
*Cagle’s, Inc. Class A	5,800	29,406
CCA Industries, Inc.	16,710	63,331
*Central Garden & Pet Co.	92,273	1,131,267
*Central Garden & Pet Co. Class A	159,338	1,798,926
*Chiquita Brands International, Inc.	172,958	2,118,736
#*Coffee Holding Co., Inc.	600	2,166
*Constellation Brands, Inc. Class A	282,958	3,865,206
Corn Products International, Inc.	104,227	2,918,356
*Craft Brewers Alliance, Inc.	9,545	18,040
Del Monte Foods Co.	386,240	3,731,078
*Elizabeth Arden, Inc.	51,057	490,147
Farmer Brothers Co.	38,580	867,278
*Fresh Del Monte Produce, Inc.	4,016	85,983
Golden Enterprises, Inc.	8,214	20,535
*Great Atlantic & Pacific Tea, Inc.	98,512	568,414
Griffin Land & Nurseries, Inc. Class A	12,183	373,531
#*Hain Celestial Group, Inc.	136,153	2,261,501
*HQ Sustainable Maritime Industries, Inc.	20,852	178,702

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Imperial Sugar Co.	50,971	$677,405
Ingles Market, Inc. Class A	31,680	529,373
Inter Parfums, Inc.	72,843	744,456
#Lance, Inc.	3,487	88,361
Mannatech, Inc.	27,262	95,690
*MGP Ingredients, Inc.	6,710	19,459
*Monterey Pasta Co.	1,400	2,142
#Nash-Finch Co.	22,400	687,680
*Natural Alternatives International, Inc.	6,368	41,105
*NBTY, Inc.	200	7,240
*Nutraceutical International Corp.	53,798	669,785
*Omega Protein Corp.	29,578	114,171
*Pantry, Inc.	75,574	1,326,324
*Parlux Fragrances, Inc.	43,800	79,716
PepsiAmericas, Inc.	160,714	4,303,921
*Physicians Formula Holdings, Inc.	31,016	50,246
*Prestige Brands Holdings, Inc.	251,830	1,644,450
*PriceSmart, Inc.	619	10,096
*Reddy Ice Holdings, Inc.	810	2,187
#Ruddick Corp.	21,772	511,642
#Sanderson Farms, Inc.	584	23,757
*Sanfilippo (John B.) & Son, Inc.	17,226	149,866
*Schiff Nutrition International, Inc.	30,060	170,440
*Smart Balance, Inc.	41,979	257,331
#*Smithfield Foods, Inc.	167,724	2,272,660
Spartan Stores, Inc.	6,410	82,625
*Susser Holdings Corp.	55,256	650,363
Tasty Baking Co.	25,811	186,355
#*TreeHouse Foods, Inc.	65,340	2,120,283
#Universal Corp.	48,754	1,856,065
#Weis Markets, Inc.	45,962	1,519,963
#*Winn-Dixie Stores, Inc.	142,499	2,019,211

Total Consumer Staples		46,767,181

Energy — (5.5%)
#*Allis-Chalmers Energy, Inc.	112,217	258,099
Alon USA Energy, Inc.	154,395	1,548,582
*Approach Resources, Inc.	10,483	73,486
*Atlas America, Inc.	45,750	920,033
*ATP Oil & Gas Corp.	66,765	517,429
*Basic Energy Services, Inc.	69,175	466,931
#Berry Petroleum Corp. Class A	53,560	1,270,443
*Bill Barrett Corp.	63,950	2,020,180
*Bolt Technology Corp.	24,217	273,652
*Boots & Coots, Inc.	41,514	53,553
*Brigham Exploration Co.	163	795
*Bristow Group, Inc.	63,479	2,101,155
#*Bronco Drilling Co., Inc.	75,405	316,701
*Cal Dive International, Inc.	329,661	2,943,873
*Callon Petroleum Co.	58,196	97,769
#Cimarex Energy Co.	126,477	4,525,347
*Clayton Williams Energy, Inc.	8,289	159,812
*Complete Production Services, Inc.	74,118	612,215
*Comstock Resources, Inc.	20,970	807,345
*Contango Oil & Gas Co.	8,300	385,037
*CREDO Petroleum Corp.	3,835	48,551
*Crosstex Energy, Inc.	15,600	60,372
*CVR Energy, Inc.	104,400	891,576
*Dawson Geophysical Co.	6,832	207,761
Delek US Holdings, Inc.	102,779	875,677
*Double Eagle Petroleum Co.	4,471	18,465

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Encore Acquisition Co.	71,814	$2,556,578
*Exterran Holdings, Inc.	95,984	1,669,162
#Frontier Oil Corp.	81,734	1,136,103
#General Maritime Corp.	43,201	359,864
*Geokinetics, Inc.	27,587	401,115
*Geomet, Inc.	51,700	64,108
*GeoResources, Inc.	19,861	207,945
*Global Industries, Ltd.	139,718	954,274
Gulf Island Fabrication, Inc.	25,832	374,564
*Gulfmark Offshore, Inc.	54,420	1,741,440
*Gulfport Energy Corp.	25,718	179,254
*Harvest Natural Resources, Inc.	65,888	426,295
*Helix Energy Solutions Group, Inc.	93,896	984,969
Helmerich & Payne, Inc.	67,800	2,329,608
*Hercules Offshore, Inc.	33,973	161,032
*HKN, Inc.	18,892	45,719
Holly Corp.	30,700	652,989
#*Hornbeck Offshore Services, Inc.	44,091	960,302
*International Coal Group, Inc.	20,500	63,550
*ION Geophysical Corp.	46,154	124,154
#*Key Energy Group, Inc.	117,362	814,492
Lufkin Industries, Inc.	7,242	328,787
*Mariner Energy, Inc.	110,707	1,327,377
*Matrix Service Co.	18,900	191,457
*Mitcham Industries, Inc.	31,497	140,477
*Natural Gas Services Group, Inc.	48,748	672,235
#*Newfield Exploration Co.	1,100	43,263
*Newpark Resources, Inc.	319,229	839,572
*Oil States International, Inc.	62,200	1,686,864
*OMNI Energy Services Corp.	43,708	89,601
#Overseas Shipholding Group, Inc.	88,953	3,055,536
*Parker Drilling Co.	184,239	851,184
#*Patriot Coal Corp.	44,405	371,670
#Patterson-UTI Energy, Inc.	230,889	3,188,577
Penn Virginia Corp.	27,300	524,433
*Petroleum Development Corp.	36,645	617,102
#*PetroQuest Energy, Inc.	50,087	167,791
*PHI, Inc. Non-Voting	41,625	909,090
*Pioneer Drilling Co.	107,190	469,492
#Pioneer Natural Resources Co.	149,975	4,281,786
*Plains Exploration & Production Co.	134,741	3,860,330
*Rex Energy Corp.	24,087	142,595
*Rosetta Resources, Inc.	117,807	1,221,659
#Rowan Companies, Inc.	168,046	3,584,421
#*SEACOR Holdings, Inc.	38,165	3,033,354
St. Mary Land & Exploration Co.	30,800	735,196
#*Stone Energy Corp.	78,580	853,379
*Superior Energy Services, Inc.	65,088	1,079,810
#*Superior Well Services, Inc.	51,400	335,642
*Swift Energy Corp.	72,131	1,420,981
*T-3 Energy Services, Inc.	25,700	348,235
#Tesoro Petroleum Corp.	223,940	2,931,375
*Teton Energy Corp.	786	197
#*TETRA Technologies, Inc.	43,796	337,667
*TGC Industries, Inc.	14,932	68,090
Tidewater, Inc.	78,616	3,537,720
#*Toreador Resources Corp.	59,732	410,359
#*Trico Marine Services, Inc.	43,517	191,475
*Union Drilling, Inc.	70,229	502,137
*Unit Corp.	74,546	2,362,363
#*USEC, Inc.	442,599	1,712,858

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Venoco, Inc.	2,700	$23,868
#*Western Refining, Inc.	298,300	1,941,933
*Whiting Petroleum Corp.	68,000	3,125,280
*Willbros Group, Inc.	37,600	518,504

Total Energy		91,698,078

Financials — (18.3%)
#1st Source Corp.	57,475	948,912
21st Century Holding Co.	39,772	154,315
*Abigail Adams National Bancorp, Inc.	500	1,275
Abington Bancorp, Inc.	120,287	983,948
Advance America Cash Advance Centers, Inc.	74,090	408,977
*Advanta Corp. Class A	14,722	5,153
*Advanta Corp. Class B	7,400	2,442
*Affirmative Insurance Holdings, Inc.	29,987	116,949
#*Allegheny Corp.	8,359	2,261,109
Allied World Assurance Co. Holdings, Ltd.	32,109	1,395,457
#*Amcore Financial, Inc.	68,045	61,921
#American Capital, Ltd.	163,201	589,156
*American Equity Investment Life Holding Co.	226,200	1,637,688
American Financial Group, Inc.	221,530	5,403,117
American National Insurance Co.	31,257	2,470,866
American Physicians Capital, Inc.	20,263	901,501
*American Safety Insurance Holdings, Ltd.	29,049	477,275
#*AmeriCredit Corp.	308,822	4,845,417
Ameris Bancorp.	67,946	440,290
#*Amerisafe, Inc.	61,606	1,024,508
*AmeriServe Financial, Inc.	38,161	67,163
AmTrust Financial Services, Inc.	16,165	197,536
*Argo Group International Holdings, Ltd.	80,495	2,704,632
Arrow Financial Corp.	3,622	101,525
Aspen Insurance Holdings, Ltd.	101,900	2,534,253
#*Asset Acceptance Capital Corp.	97,255	752,754
#Associated Banc-Corp.	210,535	2,282,199
Assurant, Inc.	53,546	1,366,494
Assured Guaranty, Ltd.	144,759	2,022,283
#ASTA Funding, Inc.	20,755	133,040
Atlantic Coast Federal Corp.	24,764	46,556
*Avatar Holdings, Inc.	36,122	774,817
#*B of I Holding, Inc.	15,161	106,885
Baldwin & Lyons, Inc. Class B	4,725	102,391
#BancFirst Corp.	21,746	779,159
*Bancorp, Inc. (The)	44,174	317,611
#BancorpSouth, Inc.	66,900	1,505,250
#BancTrust Financial Group, Inc.	66,720	184,814
Bank Mutual Corp.	85,949	845,738
*Bank of Florida Corp.	34,533	117,067
*Bank of Granite Corp.	15,829	35,615
#Bank of the Ozarks, Inc.	31,788	803,601
#*BankAtlantic Bancorp, Inc.	13,660	57,372
BankFinancial Corp.	110,457	1,176,367
#Banner Corp.	71,053	284,923
#Bar Harbor Bankshares	5,142	181,513
*Beneficial Mutual Bancorp, Inc.	1,585	14,154
#Berkshire Hills Bancorp, Inc.	49,107	1,122,586
#Boston Private Financial Holdings, Inc.	283,573	1,298,764
*Broadpoint Gleacher Securities, Inc.	700	4,361
#Brookline Bancorp, Inc.	103,039	1,200,404
Cadence Financial Corp.	24,893	37,340
#Capital City Bank Group, Inc.	37,506	598,596
Capital Southwest Corp.	15,992	1,312,463

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Capitol Bancorp, Ltd.	68,639	$302,012
Cardinal Financial Corp.	133,781	1,042,154
Carver Bancorp, Inc.	400	2,400
Cascade Financial Corp.	52,897	89,396
Cash America International, Inc.	21,801	582,741
#Cathay General Bancorp.	121,206	1,105,399
Center Bancorp, Inc.	32,526	293,059
*Center Financial Corp.	70,455	231,797
Centerstate Banks, Inc.	3,667	25,632
*Central Jersey Bancorp.	11,021	62,709
#*Central Pacific Financial Corp.	121,800	264,306
#Chemical Financial Corp.	44,779	973,048
Cincinnati Financial Corp.	42,527	1,027,027
Citizens Community Bancorp, Inc.	6,167	35,892
*Citizens Republic Bancorp, Inc.	92,500	52,725
#*Citizens, Inc.	65,800	461,916
#City Holding Co.	6,048	194,867
#City National Corp.	66,910	2,638,930
*CNA Surety Corp.	110,891	1,743,207
CoBiz Financial, Inc.	87,303	393,737
Columbia Banking System, Inc.	83,803	1,017,368
#Comerica, Inc.	117,411	2,799,078
#*Community Bancorp.	4,358	2,963
#Community Bank System, Inc.	59,854	1,085,153
#Community Trust Bancorp, Inc.	36,322	986,142
Compass Diversified Holdings	102,994	926,946
#*CompuCredit Holdings Corp.	180,720	540,353
*Conseco, Inc.	171,900	534,609
Consolidated-Tokoma Land Co.	6,505	242,506
*Consumer Portfolio Services, Inc.	2,577	1,920
*Cowen Group, Inc.	57,260	421,434
*Crescent Financial Corp.	34,645	140,312
CVB Financial Corp.	74,920	564,897
Danvers Bancorp, Inc.	58,330	732,042
*Dearborn Bancorp, Inc.	11,456	18,330
Delphi Financial Group, Inc. Class A	173,206	4,127,499
*Delta Financial Corp.	12,200	—
Dime Community Bancshares	53,094	639,252
#*Dollar Financial Corp.	61,098	959,239
Donegal Group, Inc. Class A	47,772	752,409
#*Doral Financial Corp.	27,300	59,241
#*E*TRADE Financial Corp.	168,018	252,027
#East West Bancorp, Inc.	235,706	2,083,641
Eastern Insurance Holdings, Inc.	37,447	357,244
EMC Insurance Group, Inc.	32,968	797,496
Employers Holdings, Inc.	14,900	207,408
*Encore Bancshares, Inc.	20,348	164,412
*Encore Capital Group, Inc.	99,497	1,229,783
#Endurance Specialty Holdings, Ltd.	86,354	2,881,633
*Enstar Group, Ltd.	4,000	239,400
Enterprise Bancorp, Inc.	630	9,129
Enterprise Financial Services Corp.	26,386	284,705
ESB Financial Corp.	28,944	429,240
ESSA Bancorp, Inc.	72,946	982,583
#F.N.B. Corp.	202,369	1,570,383
FBL Financial Group, Inc. Class A	88,639	869,549
*FCStone Group, Inc.	15,500	86,645
Federal Agriculture Mortgage Corp. Class C	33,108	204,607
Fidelity National Financial, Inc.	280,510	4,025,318
*Fidelity Southern Corp.	1,516	3,789
#Financial Federal Corp.	41,142	834,360

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Financial Institutions, Inc.	7,851	$115,881
*First Acceptance Corp.	83,671	219,218
First American Corp.	179,565	5,306,146
First Bancorp (318672102)	125,527	389,134
First Bancorp (318910106)	47,417	863,464
#First Busey Corp.	102,901	643,131
First Business Financial Services, Inc.	400	3,862
First Citizens BancShares, Inc.	3,500	497,105
#First Commonwealth Financial Corp.	137,787	919,039
First Community Bancshares, Inc.	8,375	113,900
First Defiance Financial Corp.	36,066	549,285
First Federal Bancshares of Arkansas, Inc.	900	3,352
*First Federal of Northern Michigan Bancorp, Inc.	100	197
First Financial Bancorp.	74,465	643,378
First Financial Corp.	31,481	1,022,818
First Financial Holdings, Inc.	28,770	411,986
First Financial Northwest, Inc.	97,742	758,478
#*First Horizon National Corp.	303,949	3,896,626
*First Marblehead Corp.	39,660	72,578
First Merchants Corp.	46,420	367,182
First Mercury Financial Corp.	86,065	1,243,639
First Midwest Bancorp, Inc.	74,273	620,922
First Niagara Financial Group, Inc.	163,835	2,154,430
First Place Financial Corp.	34,734	96,213
#*First Regional Bancorp.	18,752	18,002
First Security Group, Inc.	32,786	126,226
First South Bancorp, Inc.	2,188	28,225
*First State Bancorporation	31,800	32,436
*FirstCity Financial Corp.	31,794	175,821
FirstMerit Corp.	106,206	1,983,928
Flagstone Reinsurance Holdings, Ltd.	82,817	836,452
Flushing Financial Corp.	51,153	542,733
#FNB United Corp.	6,237	11,663
*Forest City Enterprises, Inc. Class A	76,600	546,924
*Forestar Group, Inc.	500	6,510
*FPIC Insurance Group, Inc.	13,855	475,919
#Fulton Financial Corp.	264,570	1,788,493
Genworth Financial, Inc.	545,763	3,765,765
#German American Bancorp, Inc.	26,575	478,084
GFI Group, Inc.	66,770	430,666
#Glacier Bancorp, Inc.	39,596	616,510
#Great Southern Bancorp, Inc.	45,442	954,282
#*Greene Bancshares, Inc.	57,597	342,702
*Greenlight Capital Re, Ltd. Class A	20,282	371,769
*Guaranty Bancorp.	157,763	282,396
*Hallmark Financial Services, Inc.	88,779	582,390
Hampden Bancorp, Inc.	18,510	197,132
#Hampton Roads Bankshares, Inc.	22,067	113,645
*Hanmi Financial Corp.	161,747	284,675
Hanover Insurance Group, Inc.	99,669	3,917,988
Harleysville Group, Inc.	51,342	1,592,629
Harleysville National Corp.	75,481	413,636
*Harris & Harris Group, Inc.	139,958	906,928
HCC Insurance Holdings, Inc.	155,575	3,904,932
#Heartland Financial USA, Inc.	26,919	453,316
*Heritage Commerce Corp.	44,486	181,058
*Heritage Financial Corp.	15,395	197,826
HF Financial Corp.	1,557	18,528
*HFF, Inc.	500	2,315
*Hilltop Holdings, Inc.	249,901	2,998,812
#Home Bancshares, Inc.	32,891	715,708

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Home Federal Bancorp, Inc.	80,150	$912,908
HopFed Bancorp, Inc.	1,358	15,508
Horace Mann Educators Corp.	94,006	1,066,968
#*Horizon Financial Corp.	24,275	30,344
#Huntington Bancshares, Inc.	250,696	1,025,347
IBERIABANK Corp.	39,935	1,870,555
*Independence Holding Co.	30,386	202,067
#Independent Bank Corp. (453836108)	53,787	1,147,277
#Independent Bank Corp. (453838104)	48,343	84,600
Indiana Community Bancorp.	738	7,638
Infinity Property & Casualty Corp.	12,200	506,788
Integra Bank Corp.	33,898	52,881
#International Bancshares Corp.	120,406	1,586,951
*Intervest Bancshares Corp.	5,509	17,574
*Investment Technology Group, Inc.	43,327	968,358
*Investors Bancorp, Inc.	106,409	1,052,385
IPC Holdings, Ltd.	33,934	982,050
*Irwin Financial Corp.	12,029	7,699
#Janus Capital Group, Inc.	56,801	775,902
JMP Group, Inc.	29,135	258,427
#Jones Lang LaSalle, Inc.	24,940	946,722
K-Fed Bancorp.	15,342	143,755
*Knight Capital Group, Inc.	30,513	566,626
*LaBranche & Co., Inc.	28,200	106,878
#Lakeland Bancorp, Inc.	80,415	726,952
Lakeland Financial Corp.	30,239	592,080
Legacy Bancorp, Inc.	39,923	531,375
#Legg Mason, Inc.	18,100	509,334
LNB Bancorp, Inc.	3,087	23,338
#*Louisiana Bancorp, Inc.	13,988	188,838
#M&T Bank Corp.	22,174	1,293,188
#*Macatawa Bank Corp.	58,107	160,375
MainSource Financial Group, Inc.	69,214	464,426
*MarketAxess Holdings, Inc.	48,977	512,299
*Marlin Business Services, Inc.	12,741	85,874
#Marshall & Ilsley Corp.	52,900	319,516
#*Maui Land & Pineapple Co., Inc.	10,782	78,709
Max Capital Group, Ltd.	48,861	975,754
#MB Financial, Inc.	93,786	1,289,557
#*MBIA, Inc.	413,714	1,733,462
#MBT Financial Corp.	34,127	72,008
*MCG Capital Corp.	174,855	599,753
Meadowbrook Insurance Group, Inc.	187,938	1,486,590
Medallion Financial Corp.	41,953	329,331
Mercantile Bank Corp.	26,124	102,929
Mercer Insurance Group, Inc.	25,510	465,557
Merchants Bancshares, Inc.	14,609	362,157
#Mercury General Corp.	26,893	943,138
*Meridian Interstate Bancorp, Inc.	15,194	140,089
#*MF Global, Ltd.	133,615	852,464
#*MGIC Investment Corp.	78,000	514,800
MicroFinancial, Inc.	2,546	8,555
MidSouth Bancorp, Inc.	10,400	174,720
#*Midwest Banc Holdings, Inc.	30,803	17,250
#Montpelier Re Holdings, Ltd.	26,500	415,520
#*Nara Bancorp, Inc.	81,051	478,201
*National Financial Partners Corp.	109,346	820,095
National Interstate Corp.	9,754	175,767
#National Penn Bancshares, Inc.	279,991	1,394,355
*Navigators Group, Inc.	28,635	1,411,992
#NBT Bancorp, Inc.	25,554	586,209

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Nelnet, Inc. Class A	94,127	$1,345,075
*New Century Bancorp, Inc.	700	4,350
New England Bancshares, Inc.	4,879	29,957
New Hampshire Thrift Bancshares, Inc.	500	5,005
New Westfield Financial, Inc.	98,827	960,598
#NewAlliance Bancshares, Inc.	150,612	1,844,997
*NewBridge Bancorp.	3,948	7,857
*NewStar Financial, Inc.	160,131	430,752
*North Valley Bancorp.	30,505	133,459
Northeast Community Bancorp, Inc.	7,115	54,359
Northfield Bancorp, Inc.	17,470	209,116
Northwest Bancorp, Inc.	68,245	1,398,340
OceanFirst Financial Corp.	31,134	378,901
#*Ocwen Financial Corp.	157,602	2,245,828
#Odyssey Re Holdings Corp.	88,247	4,077,011
#Old National Bancorp.	58,162	657,231
#Old Republic International Corp.	431,692	4,463,695
#Old Second Bancorp, Inc.	53,273	269,561
OneBeacon Insurance Group, Ltd.	58,829	664,768
Oriental Financial Group, Inc.	64,475	909,742
Pacific Capital Bancorp.	117,234	248,536
Pacific Continental Corp.	1,219	12,958
*Pacific Mercantile Bancorp.	32,459	105,492
#PacWest Bancorp.	32,911	529,209
#Park National Corp.	16,231	1,034,726
Patriot National Bancorp.	2,600	7,800
Peapack-Gladstone Financial Corp.	1,785	33,951
#*Penson Worldwide, Inc.	108,556	1,266,849
Peoples Bancorp, Inc.	41,657	762,740
#*PHH Corp.	160,348	2,939,179
*Phoenix Companies, Inc. (The)	48,500	106,700
*PICO Holdings, Inc.	47,224	1,432,304
*Pinnacle Financial Partners, Inc.	42,222	658,663
*Piper Jaffray Companies, Inc.	6,200	284,332
Platinum Underwriters Holdings, Ltd.	20,405	688,669
*PMA Capital Corp. Class A	90,318	523,844
*PMI Group, Inc.	40,600	93,380
#*Portfolio Recovery Associates, Inc.	36,814	1,698,966
*Preferred Bank	46,879	180,015
Presidential Life Corp.	61,372	548,666
*ProAssurance Corp.	38,200	1,939,796
#Prosperity Bancshares, Inc.	95,483	3,199,635
Protective Life Corp.	128,530	1,921,524
Provident Financial Holdings, Inc.	8,192	62,259
Provident Financial Services, Inc.	172,100	2,037,664
Provident New York Bancorp.	75,956	736,773
PSB Holdings, Inc.	599	2,920
QC Holdings, Inc.	82,051	436,511
Radian Group, Inc.	350,927	1,168,587
Raymond James Financial, Inc.	7,900	162,108
Regions Financial Corp.	2,700	11,934
Reinsurance Group of America, Inc.	118,451	4,915,716
#Renasant Corp.	97,654	1,454,068
*Republic First Bancorp, Inc.	4,250	30,048
Resource America, Inc.	72,645	436,596
*Rewards Network , Inc.	12,896	173,967
*Riverview Bancorp, Inc.	28,496	97,171
#RLI Corp.	7,585	376,292
Rockville Financial, Inc.	18,846	234,444
*Rodman & Renshaw Capital Group, Inc.	2,000	2,860
Rome Bancorp, Inc.	8,525	74,679

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
S&T Bancorp, Inc.	15,411	$211,285
Safety Insurance Group, Inc.	33,149	1,069,387
Sanders Morris Harris Group, Inc.	121,033	705,622
#Sandy Spring Bancorp, Inc.	64,471	1,044,430
#SCBT Financial Corp.	22,252	571,654
*Seabright Insurance Holdings	97,849	951,092
#Seacoast Banking Corp. of Florida	78,532	169,629
Selective Insurance Group, Inc.	150,346	2,246,169
*SI Financial Group, Inc.	4,029	18,533
#Sierra Bancorp.	12,594	174,679
#Simmons First National Corp. Class A	33,636	1,008,407
Smithtown Bancorp, Inc.	7,811	90,295
Somerset Hills Bancorp.	4,868	38,457
South Financial Group, Inc.	215,155	346,400
*Southern Community Financial Corp.	36,564	108,961
*Southern Connecticut Bancorp, Inc.	500	2,725
*Southern First Bancshares, Inc.	600	4,698
Southwest Bancorp, Inc.	63,496	639,405
*Specialty Underwriters’ Alliance, Inc.	1,400	9,282
#*StanCorp Financial Group, Inc.	39,000	1,342,380
#State Auto Financial Corp.	75,985	1,313,781
State Bancorp, Inc.	10,321	91,031
StellarOne Corp.	68,990	1,016,913
Sterling Bancorp.	28,431	229,438
#Sterling Bancshares, Inc.	226,682	1,829,324
*Sterling Financial Corp.	220,927	616,386
*Stewart Information Services Corp.	68,284	940,271
*Stratus Properties, Inc.	1,122	6,036
Student Loan Corp.	12,100	543,895
*Sun Bancorp, Inc.	75,721	338,473
*Superior Bancorp.	825	2,285
#Susquehanna Bancshares, Inc.	305,093	1,604,789
SWS Group, Inc.	39,910	549,162
#Synovus Financial Corp.	608,100	2,134,431
*Taylor Capital Group, Inc.	47,113	321,311
*Texas Capital Bancshares, Inc.	65,887	1,094,383
*Thomas Weisel Partners Group, Inc.	121,227	515,215
#*TIB Financial Corp.	49,458	103,367
*Tidelands Bancshares, Inc.	400	1,360
*TierOne Corp.	54,919	126,863
#TowneBank	22,005	291,786
Transatlantic Holdings, Inc.	115,613	5,469,651
*Tree.com, Inc.	31,672	316,087
*Trenwick Group, Ltd.	38,857	350
TriCo Bancshares	33,576	558,369
#Trustmark Corp.	124,506	2,477,669
#UCBH Holdings, Inc.	136,271	164,888
Umpqua Holdings Corp.	259,999	2,521,990
Union Bankshares Corp.	30,427	472,227
*United America Indemnity, Ltd.	80,956	437,972
#United Bankshares, Inc.	71,346	1,445,470
#*United Community Banks, Inc.	113,144	761,459
*United Community Financial Corp.	8,299	11,370
United Financial Bancorp, Inc.	89,952	1,194,563
#United Fire & Casualty Co.	62,804	1,055,735
*United PanAm Financial Corp.	22,650	75,878
#*United Security Bancshares	952	4,379
United Western Bancorp, Inc.	31,871	254,331
Unitrin, Inc.	204,114	2,692,264
#Universal Insurance Holdings, Inc.	7,575	37,875
Univest Corp. of Pennsylvania	25,788	667,136

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Validus Holdings, Ltd.	64,200	$1,457,340
#*Virginia Commerce Bancorp, Inc.	77,542	248,134
*Virtus Investment Partners, Inc.	2,025	32,096
W. R. Berkley Corp.	107,115	2,488,281
Washington Banking Co.	11,463	103,396
#Washington Federal, Inc.	136,772	1,905,234
#Washington Trust Bancorp, Inc.	34,839	632,676
*Waterstone Financial, Inc.	800	4,160
#Webster Financial Corp.	227,845	2,576,927
Wesbanco, Inc.	51,915	865,423
Wesco Financial Corp.	2,775	846,236
West Bancorporation	39,050	231,176
#West Coast Bancorp.	59,450	146,247
*Western Alliance Bancorp.	159,428	1,104,836
White Mountains Insurance Group, Ltd.	15,966	4,119,228
#Whitney Holding Corp.	252,932	2,215,684
#Wilmington Trust Corp.	37,563	431,599
#Wilshire Bancorp, Inc.	21,796	160,419
#*Wintrust Financial Corp.	103,580	2,708,617
#*World Acceptance Corp.	13,287	315,168
Yadkin Valley Financial Corp.	14,867	102,285
Zenith National Insurance Corp.	68,093	1,625,380
#Zions Bancorporation	112,583	1,528,877
*ZipRealty, Inc.	32,384	100,714

Total Financials		304,887,173

Health Care — (6.1%)
*A.D.A.M., Inc.	10,500	30,450
*Acadia Pharmaceuticals, Inc.	6,904	28,099
*Accelrys, Inc.	63,869	383,214
*Achillion Pharmaceuticals, Inc.	14,700	30,870
*Adolor Corp.	123,595	219,999
*Affymetrix, Inc.	29,600	261,664
*Air Methods Corp.	49,109	1,444,296
*Albany Molecular Research, Inc.	11,902	113,426
*Allied Healthcare International, Inc.	105,402	262,451
*Allion Healthcare, Inc.	122,983	910,074
#*Amedisys, Inc.	7,930	354,550
*America Services Group, Inc.	642	11,030
*American Dental Partners, Inc.	61,759	808,425
*AMICAS, Inc.	66,450	195,363
*AMN Healthcare Services, Inc.	156,265	1,137,609
*Amsurg Corp.	61,453	1,267,161
Analogic Corp.	21,292	807,180
*AngioDynamics, Inc.	108,911	1,359,209
*Anika Therapeutics, Inc.	32,826	190,391
*Arca Biopharma, Inc.	1,700	6,460
*Arqule, Inc.	11,424	69,915
*Assisted Living Concepts, Inc.	42,512	612,173
*BioClinica, Inc.	30,899	115,562
*Biodel, Inc.	15,480	76,316
*BioScrip, Inc.	164,150	970,127
*BMP Sunstone Corp.	31,185	154,989
#*Brookdale Senior Living, Inc.	106,500	1,140,615
*Caliper Life Sciences, Inc.	67,290	113,720
*Cambrex Corp.	108,647	497,603
*Cantel Medical Corp.	67,827	1,050,640
*Capital Senior Living Corp.	89,877	442,195
*Cardiac Science Corp.	50,750	201,985
#*Cardiovascular Systems, Inc.	43	432
#*Celera Corp.	111,107	666,642

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Community Health Systems, Inc.	178,748	$5,062,143
*CONMED Corp.	84,860	1,491,839
*Continucare Corp.	27,050	78,986
#*Cooper Companies, Inc.	102,600	2,815,344
#*Coventry Health Care, Inc.	162,680	3,741,640
*CPEX Pharmaceuticals, Inc.	2,010	20,904
*Cross Country Healthcare, Inc.	73,860	616,731
*Cutera, Inc.	62,530	522,126
*Cynosure, Inc. Class A	5,500	53,130
*Dialysis Corp. of America	200	1,142
*Digirad Corp.	38,690	80,862
*DUSA Pharmaceuticals, Inc.	534	571
*Dynacq Healthcare, Inc.	5,290	17,087
#*Emeritus Corp.	78,400	913,360
*Enzo Biochem, Inc.	22,412	114,301
*ev3, Inc.	339,850	4,169,960
*Evotec AG	4,140	14,283
*Exactech, Inc.	24,481	348,854
*Five Star Quality Care, Inc.	69,387	194,284
*Gentiva Health Services, Inc.	84,121	1,790,095
#*Greatbatch, Inc.	55,696	1,227,540
*Hanger Orthopedic Group, Inc.	16,467	225,927
*Harvard Bioscience, Inc.	48,978	203,748
*Health Net, Inc.	66,062	893,819
#*HealthSpring, Inc.	88,101	1,112,716
*HealthStream, Inc.	51,319	189,367
*HealthTronics, Inc.	110,981	238,609
#*Healthways, Inc.	44,024	648,914
*Hi-Tech Pharmacal Co., Inc.	51,123	800,075
*Home Diagnostics, Inc.	72,473	492,092
*I-Flow Corp.	20,200	153,722
*Infinity Pharmaceuticals, Inc.	19,055	153,964
*IntegraMed America, Inc.	21,028	159,603
#Invacare Corp.	136,923	2,793,229
*InVentiv Health, Inc.	54,425	834,879
#*Inverness Medical Innovations, Inc.	131,000	4,408,150
Kewaunee Scientific Corp.	6,030	71,757
*Kindred Healthcare, Inc.	47,100	661,284
*King Pharmaceuticals, Inc.	479,100	4,345,437
*Lannet Co., Inc.	14,324	126,767
*LCA-Vision, Inc.	58,998	338,649
*LeMaitre Vascular, Inc.	6,323	21,814
*Lexicon Pharmaceuticals, Inc.	165,656	220,322
#*Life Technologies Corp.	36,116	1,644,361
#*LifePoint Hospitals, Inc.	99,869	2,762,377
*Magellan Health Services, Inc.	36,068	1,167,160
#*Mannkind Corp.	9,103	72,915
#*Martek Biosciences Corp.	62,911	1,463,310
*Maxygen, Inc.	112,747	900,849
*MedCath Corp.	94,605	1,140,936
*Medical Action Industries, Inc.	14,678	183,328
#*MediciNova, Inc.	802	4,804
Medicis Pharmaceutical Corp. Class A	52,769	903,405
*MedQuist, Inc.	5,372	43,889
*MEDTOX Scientific, Inc.	20,489	184,401
*Merge Healthcare, Inc.	12,433	46,872
*Misonix, Inc.	1,116	1,819
#*Molina Healthcare, Inc.	51,902	1,170,390
*Nabi Biopharmaceuticals	94,059	241,732
National Healthcare Corp.	14,705	547,761
*NeurogesX, Inc.	2,002	15,776

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Nighthawk Radiology Holdings, Inc.	77,819	$375,866
#*NovaMed, Inc.	62,948	302,780
*NxStage Medical, Inc.	67,502	373,961
*Odyssey Healthcare, Inc.	64,686	753,592
#Omnicare, Inc.	136,792	3,265,225
#*Omnicell, Inc.	142,721	1,781,158
*OraSure Technologies, Inc.	110,088	312,650
*Osteotech, Inc.	74,500	369,520
*Palomar Medical Technologies, Inc.	68,014	1,016,129
*Par Pharmaceutical Cos., Inc.	123,330	1,999,179
*PDI, Inc.	12,455	64,641
#PerkinElmer, Inc.	10,512	185,327
#*PhotoMedex, Inc.	613	582
*Prospect Medical Holdings, Inc.	6,100	24,705
*Providence Service Corp.	14,927	157,480
*Regeneration Technologies, Inc.	173,738	769,659
*RehabCare Group, Inc.	51,730	1,244,624
*Res-Care, Inc.	86,182	1,346,163
*Salix Pharmaceuticals, Ltd.	100,276	1,221,362
#*SciClone Pharmaceuticals, Inc.	3,454	12,089
#*Sirona Dental Systems, Inc.	94,625	2,459,304
*Skilled Healthcare Group, Inc.	34,600	285,796
*SonoSite, Inc.	43,903	1,034,794
*Spectranetics Corp.	84,598	439,064
*SRI/Surgical Express, Inc.	1,900	4,750
*Sun Healthcare Group, Inc.	20,231	196,848
*SunLink Health Systems, Inc.	1,300	2,951
*Sunrise Senior Living, Inc.	21,780	50,965
*Symmetry Medical, Inc.	52,721	451,292
Teleflex, Inc.	25,700	1,232,572
*Theragenics Corp.	26,560	33,200
*Tomotherapy, Inc.	105,106	332,135
*Trimeris, Inc.	14,473	29,959
#*Triple-S Management Corp.	30,605	523,039
*Universal American Corp.	288,295	2,623,485
*Vical, Inc.	59,814	213,536
*ViroPharma, Inc.	116,307	857,183
*Vital Images, Inc.	74,979	1,000,220
*Watson Pharmaceuticals, Inc.	54,200	1,882,366
*WellCare Health Plans, Inc.	28,777	640,576
Young Innovations, Inc.	22,109	559,800
*Zoll Medical Corp.	26,754	493,076

Total Health Care		101,724,549

Industrials — (11.4%)
#A.O. Smith Corp.	35,675	1,392,752
*AAR Corp.	131,210	2,510,047
#ABM Industries, Inc.	39,849	839,618
*Acacia Research	2,100	16,506
*ACCO Brands Corp.	19,566	85,503
Aceto Corp.	59,467	418,053
Aircastle, Ltd.	237,580	1,724,831
Alamo Group, Inc.	39,674	548,691
*Alaska Air Group, Inc.	90,980	2,097,999
Albany International Corp. Class A	45,152	620,388
Alexander & Baldwin, Inc.	93,479	2,731,456
*Allied Defense Group, Inc.	28,681	98,663
*Allied Motion Technologies, Inc.	336	665
*Altra Holdings, Inc.	17,328	152,313
*Amerco, Inc.	82,298	3,693,534
#*American Commercial Lines, Inc.	10,839	169,305

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
American Railcar Industries, Inc.	81,278	$673,795
#American Woodmark Corp.	39,878	934,740
Ameron International Corp.	15,928	1,186,955
Ampco-Pittsburgh Corp.	12,000	272,760
*AMREP Corp.	5,136	64,662
#Apogee Enterprises, Inc.	45,726	666,685
#Applied Industrial Technologies, Inc.	202,120	4,470,894
#Applied Signal Technologies, Inc.	4,792	119,800
*Argon ST, Inc.	35,520	678,787
#Arkansas Best Corp.	52,558	1,496,852
*Armstrong World Industries, Inc.	63,958	1,573,367
#*Astec Industries, Inc.	38,597	1,044,435
*ATC Technology Corp.	64,773	1,355,051
#*Atlas Air Worldwide Holding, Inc.	2,611	65,171
*Avis Budget Group, Inc.	35,400	302,670
#Baldor Electric Co.	101,712	2,620,101
*Baldwin Technology Co., Inc. Class A	25,200	32,004
#Barnes Group, Inc.	115,388	1,623,509
Barrett Business Services, Inc.	41,632	415,487
*BE Aerospace, Inc.	79,508	1,284,849
Belden, Inc.	62,090	1,089,059
*BlueLinx Holdings, Inc.	102,705	409,793
*Bowne & Co., Inc.	78,606	631,205
#Brady Co. Class A	27,959	822,274
#Briggs & Stratton Corp.	164,607	2,826,302
*BTU International, Inc.	15,023	92,091
#*Builders FirstSource, Inc.	89,374	523,732
#*C&D Technologies, Inc.	59,646	119,292
*CAI International, Inc.	9,638	63,033
Cascade Corp.	9,440	230,808
*Casella Waste Systems, Inc. Class A	65,538	180,885
#*CBIZ, Inc.	18,311	119,754
CDI Corp.	72,325	918,528
*CECO Environmental Corp.	25,805	95,995
*Celadon Group, Inc.	106,824	988,122
*Cenveo, Inc.	6,500	31,395
*Ceradyne, Inc.	61,449	1,109,154
*Chart Industries, Inc.	4,900	94,374
*Chase Corp.	2,628	30,537
CIRCOR International, Inc.	71,716	1,653,771
#*Coleman Cable, Inc.	296	977
*Columbus McKinnon Corp.	65,732	951,142
#Comfort Systems USA, Inc.	92,822	1,093,443
*Commercial Vehicle Group, Inc.	24,579	49,404
*Competitive Technologies, Inc.	499	1,173
*COMSYS IT Partners, Inc.	6,441	45,087
*Consolidated Graphics, Inc.	41,334	756,412
*Cornell Companies, Inc.	50,733	869,056
Courier Corp.	30,080	497,523
*Covenant Transport Group Class A	9,700	45,202
*CPI Aerostructures, Inc.	11,910	84,680
*CRA International, Inc.	44,786	1,206,087
Diamond Management & Technology Consultants, Inc.	24,247	129,964
#*Dollar Thrifty Automotive Group, Inc.	50,499	835,758
Ducommun, Inc.	56,442	975,318
*DXP Enterprises, Inc.	27,600	279,864
*Dycom Industries, Inc.	175,657	2,236,114
*Eagle Bulk Shipping, Inc.	114,310	657,283
*EMCOR Group, Inc.	47,261	1,139,935
#Encore Wire Corp.	66,507	1,442,537
EnergySolutions, Inc.	24,567	211,522

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*EnerSys	93,643	$1,853,195
Ennis, Inc.	137,495	2,025,301
*EnPro Industries, Inc.	85,717	1,527,477
*Esterline Technologies Corp.	78,483	2,231,272
*ExpressJet Holdings, Inc.	3,840	5,338
Federal Signal Corp.	162,947	1,443,710
*First Advantage Corp.	4,100	66,666
*Flanders Corp.	57,693	368,658
*Flow International Corp.	92,781	185,562
*Franklin Covey Co	47,750	307,988
Freightcar America, Inc.	51,666	1,032,287
G & K Services, Inc. Class A	44,370	1,008,086
*Gardner Denver Machinery, Inc.	28,073	819,451
#GATX Corp.	97,955	2,470,425
#*Genco Shipping & Trading, Ltd.	24,985	597,391
*Gencor Industries, Inc.	15,455	105,249
#*Genesee & Wyoming, Inc.	9,467	258,354
*GEO Group, Inc. (The)	38,705	695,916
#*Gibraltar Industries, Inc.	134,957	1,048,616
*GP Strategies Corp.	56,745	393,810
Great Lakes Dredge & Dock Corp.	222,596	1,288,831
*Greenbrier Companies, Inc.	54,459	571,275
*Griffon Corp.	192,823	1,858,814
*H&E Equipment Services, Inc.	117,490	1,250,094
Hardinge, Inc.	42,912	169,073
#*HEICO Corp.	3,492	128,960
*HEICO Corp. Class A	14,602	412,945
#Heidrick & Struggles International, Inc.	48,600	995,814
*Herley Industries, Inc.	6,985	85,077
#*Hertz Global Holdings, Inc.	335,835	3,170,282
#*Hexcel Corp.	9,963	101,722
*Hoku Scientific, Inc.	12,755	26,148
Horizon Lines, Inc. Class A	42,099	210,916
*Hudson Highland Group, Inc.	90,658	187,662
*Hurco Companies, Inc.	21,451	418,724
*ICT Group, Inc.	62,708	647,147
*Innovative Solutions & Support, Inc.	35,308	126,756
*Insituform Technologies, Inc. Class A	82,846	1,524,366
Insteel Industries, Inc.	55,810	568,704
*Integrated Electrical Services, Inc.	32,843	300,513
#*Interline Brands, Inc.	141,927	2,402,824
International Shipholding Corp.	13,817	400,831
*Intersections, Inc.	28,219	135,451
#*JetBlue Airways Corp.	427,270	2,183,350
*Kadant, Inc.	27,628	306,947
Kaman Corp. Class A	29,667	569,013
#*Kansas City Southern	63,900	1,297,809
*Kelly Services, Inc. Class A	138,463	1,628,325
Kennametal, Inc.	141,603	3,018,976
*Key Technology, Inc.	5,576	60,611
*Kforce, Inc.	161,830	1,576,224
Kimball International, Inc. Class B	107,995	734,366
#*Korn/Ferry International	46,400	645,424
L.S. Starrett Co. Class A	2,000	17,320
*LaBarge, Inc.	7,095	74,994
*Ladish Co., Inc.	29,786	327,646
*Layne Christensen Co.	43,089	1,022,502
*LECG Corp.	92,166	339,171
*LMI Aerospace, Inc.	31,445	286,150
LSI Industries, Inc.	95,561	620,191
*Lydall, Inc.	19,946	64,825

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*M&F Worldwide Corp.	41,316	$821,775
*Magnetek, Inc.	8,341	11,260
*Marten Transport, Ltd.	52,483	925,800
#Masco Corp.	483,152	6,730,307
#McGrath Rentcorp	30,635	588,805
*Metalico, Inc.	66,112	300,148
Met-Pro Corp.	25,037	266,394
*MFRI, Inc.	24,976	149,856
*Miller Industries, Inc.	53,233	470,047
*Mobile Mini, Inc.	152,246	2,463,340
*Moog, Inc. Class A	1,318	35,533
*MPS Group, Inc.	221,928	1,919,677
Mueller Industries, Inc.	68,985	1,639,084
Mueller Water Products, Inc.	483,894	1,867,831
NACCO Industries, Inc. Class A	29,017	1,221,326
National Technical Systems, Inc.	12,176	53,270
#*Navigant Consulting, Inc.	2,290	27,251
#*NCI Building Systems, Inc.	66,995	263,960
*NN, Inc.	2,900	7,076
*North America Galvanizing & Coatings, Inc.	44,640	223,200
*Northwest Pipe Co.	31,326	1,089,518
*Ocean Power Technologies, Inc.	5,580	26,449
*On Assignment, Inc.	173,705	734,772
#*Oshkosh Truck Corp. Class B	61,800	1,696,410
#*Owens Corning, Inc.	149,200	2,742,296
*P.A.M. Transportation Services, Inc.	18,880	130,083
*Paragon Technologies, Inc.	836	2,090
*Park-Ohio Holdings Corp.	28,070	175,157
#Pentair, Inc.	29,495	805,803
*PGT, Inc.	79,608	161,604
*Pike Electric Corp.	33,639	354,219
*Pinnacle Airlines Corp.	29,448	98,356
#*Polypore International, Inc.	8,467	104,567
Portec Rail Products, Inc.	28,071	282,114
*Powell Industries, Inc.	2,870	102,316
*Power-One, Inc.	19,762	28,457
*PowerSecure International, Inc.	72,898	441,033
#Quanex Building Products Corp.	34,189	406,507
#*Quixote Corp.	6,788	16,495
R. R. Donnelley & Sons Co.	110,083	1,530,154
*RCM Technologies, Inc.	15,618	35,141
Regal-Beloit Corp.	25,344	1,174,948
#*Republic Airways Holdings, Inc.	20,900	107,008
Robbins & Myers, Inc.	17,983	376,384
*Rush Enterprises, Inc. Class A	91,039	1,192,611
*Rush Enterprises, Inc. Class B	1,650	18,233
#Ryder System, Inc.	101,652	3,571,035
*Saia, Inc.	5,410	97,705
*Sauer-Danfoss, Inc.	14,300	75,075
Schawk, Inc.	83,796	606,683
#*School Specialty, Inc.	24,981	558,825
Seaboard Corp.	540	591,300
*SIFCO Industries, Inc.	12,808	131,922
#Simpson Manufacturing Co., Inc.	35,081	996,300
SkyWest, Inc.	232,472	2,947,745
*SL Industries, Inc.	6,200	38,750
*Sparton Corp.	7,373	21,382
*Spherion Corp.	28,700	157,850
#Standard Register Co.	28,242	99,977
Standex International Corp.	40,911	512,615
Steelcase, Inc. Class A	133,859	979,848

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Sterling Construction Co., Inc.	32,941	$524,750
*Sunair Electronics, Inc.	2,400	5,472
Superior Uniform Group, Inc.	5,139	42,654
*Sykes Enterprises, Inc.	18,113	360,449
*Sypris Solutions, Inc.	11,057	23,109
#TAL International Group, Inc.	98,089	1,087,807
Technology Research Corp.	5,245	15,053
*Tecumseh Products Co. Class A	13,700	112,066
*Tecumseh Products Co. Class B	2,200	22,462
*Thomas & Betts Corp.	33,591	894,864
Timken Co.	151,612	3,089,853
Titan International, Inc.	31,800	236,592
#*Titan Machinery, Inc.	47,149	586,062
Todd Shipyards Corp.	13,839	231,111
*TRC Companies, Inc.	18,100	81,088
#Tredegar Industries, Inc.	20,400	298,656
*Trex Co., Inc.	11,230	183,611
*TriMas Corp.	8,500	36,890
#Trinity Industries, Inc.	128,894	1,799,360
#Triumph Group, Inc.	72,319	2,888,421
*TrueBlue, Inc.	44,874	569,900
*Tutor Perini Corp.	35,200	649,440
Twin Disc, Inc.	39,541	348,752
*U.S. Home Systems, Inc.	6,589	17,197
*Ultralife Corp.	23,900	153,438
*United Rentals, Inc.	126,122	942,131
*United Stationers, Inc.	32,259	1,497,463
#Universal Forest Products, Inc.	49,319	2,201,600
*Universal Security Instruments, Inc.	100	547
Universal Truckload Services, Inc.	1,832	29,550
*URS Corp.	60,285	3,050,421
#*US Airways Group, Inc.	2,400	7,032
*USA Truck, Inc.	51,915	748,095
*USG Corp.	34,626	489,612
*Versar, Inc.	22,779	89,977
Viad Corp.	57,658	1,021,700
*Vicor Corp.	6,402	50,512
Virco Manufacturing Corp.	19,427	61,195
*Volt Information Sciences, Inc.	93,189	741,784
*Wabash National Corp.	1,119	929
*Waste Services, Inc.	99,249	474,410
Watts Water Technologies, Inc.	87,810	2,312,915
*WCA Waste Corp.	26,251	114,979
#Werner Enterprises, Inc.	92,392	1,668,600
*WESCO International, Inc.	23,183	572,388
*Willis Lease Finance Corp.	4,400	63,580
#*YRC Worldwide, Inc.	145,423	203,592

Total Industrials		189,530,754

Information Technology — (15.9%)
*3Com Corp.	1,429,966	5,390,972
*Acorn Energy, Inc.	30,899	128,231
*Actel Corp.	72,701	809,889
*ActivIdentity Corp.	105,564	266,021
*Actuate Corp.	13,500	70,605
*Acxiom Corp.	144,032	1,389,909
*Adaptec, Inc.	238,018	633,128
#*ADC Telecommunications, Inc.	56,663	412,507
*Advanced Analogic Technologies, Inc.	92,938	447,961
#*Advanced Energy Industries, Inc.	86,920	1,045,648
*Aetrium, Inc.	10,867	22,277

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Agilysys, Inc.	24,993	$117,717
American Software, Inc. Class A	38,542	247,054
*Amtech Systems, Inc.	36,252	208,086
*Anadigics, Inc.	180,073	745,502
*Anaren, Inc.	47,248	849,519
#*Anixter International, Inc.	78,886	2,699,479
*Applied Micro Circuits Corp.	146,398	1,266,343
#*Ariba, Inc.	14,383	151,165
*Arris Group, Inc.	291,680	3,552,662
*Arrow Electronics, Inc.	227,021	5,850,331
Astro-Med, Inc.	2,658	14,778
#*ATMI, Inc.	8,520	154,979
*Autobytel, Inc.	6,600	3,247
*Avid Technology, Inc.	157,142	1,924,989
*Avnet, Inc.	196,527	4,795,259
#*Avocent Corp.	152,721	2,368,703
AVX Corp.	313,481	3,445,156
*Aware, Inc.	52,490	146,972
*AXT, Inc.	47,651	91,013
Bel Fuse, Inc. Class B	33,426	614,370
*Benchmark Electronics, Inc.	298,403	4,714,767
Black Box Corp.	70,836	1,945,865
*Bottomline Technologies, Inc.	36,340	371,758
*Brightpoint, Inc.	214,042	1,271,409
*Brooks Automation, Inc.	171,419	1,016,515
*BSQUARE Corp.	5,207	13,486
*Cabot Microelectronics Corp.	6,179	209,592
#*CACI International, Inc. Class A	23,775	1,098,405
#*Cadence Design Systems, Inc.	33,800	199,420
*CalAmp Corp.	12,500	22,750
*California Micro Devices Corp.	98,911	316,515
*Cascade Microtech, Inc.	38,412	154,416
*CEVA, Inc.	55,579	487,428
*Checkpoint Systems, Inc.	159,906	2,771,171
*Chordiant Software, Inc.	13,707	53,869
*Ciber, Inc.	35,746	118,319
#*Ciena Corp.	18,000	200,880
*Cirrus Logic, Inc.	145,493	782,752
Cognex Corp.	54,744	903,276
#*Coherent, Inc.	76,938	1,509,524
Cohu, Inc.	99,406	1,205,795
#*CommScope, Inc.	7,595	194,432
Communications Systems, Inc.	36,927	441,278
#*Comtech Telecommunications Corp.	5,838	186,057
*Comverge, Inc.	9,673	127,297
*Concurrent Computer Corp.	40,327	218,572
*Convergys Corp.	268,069	2,871,019
*CPI International, Inc.	76,281	728,484
*Cray, Inc.	89,587	727,446
CTS Corp.	80,995	682,788
*CyberOptics Corp.	16,073	107,689
*Cymer, Inc.	9,741	333,240
*Cypress Semiconductor Corp.	581,763	6,178,323
*Datalink Corp.	22,796	69,528
*Dataram Corp.	5,044	7,364
*DDi Corp.	88,841	426,437
#*DealerTrack Holdings, Inc.	81,196	1,610,117
*DG FastChannel, Inc.	26,877	564,148
*Digi International, Inc.	93,977	959,505
*Digimarc Corp.	10,021	139,292
*Ditech Networks, Inc.	15,551	21,149

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*DivX, Inc.	115,464	$673,155
*DSP Group, Inc.	123,277	1,073,743
*Dynamics Research Corp.	45,683	562,815
*Echostar Holding Corp.	1,000	14,740
*Edgewater Technology, Inc.	29,354	77,788
Electro Rent Corp.	107,896	1,027,170
*Electro Scientific Industries, Inc.	14,500	189,950
*Electronics for Imaging, Inc.	222,811	2,540,045
*EMCORE Corp.	6,600	8,316
*EMS Technologies, Inc.	43,230	951,060
*Emulex Corp.	49,900	455,587
*Endwave Corp.	25,080	59,690
*Entegris, Inc.	242,742	905,428
*Entorian Technologies, Inc.	5,700	1,651
*Epicor Software Corp.	146,256	889,236
#*EPIQ Systems, Inc.	51,719	830,090
*ePlus, Inc.	21,818	357,161
*Euronet Worldwide, Inc.	170,179	3,580,566
*Exar Corp.	109,534	770,024
*Extreme Networks, Inc.	198,560	450,731
#Fair Isaac Corp.	2,200	42,218
*Fairchild Semiconductor Corp. Class A	174,740	1,542,954
#*Faro Technologies, Inc.	63,008	1,115,242
#*FEI Co.	21,039	515,456
Fidelity National Information Services, Inc.	259,600	6,079,832
*FormFactor, Inc.	108,815	2,508,186
*Frequency Electronics, Inc.	20,258	70,903
*Gerber Scientific, Inc.	106,978	334,841
*Globecomm Systems, Inc.	95,469	758,024
*GSI Technology, Inc.	58,217	230,539
*GTSI Corp.	23,038	146,522
*Hackett Group, Inc.	42,104	127,996
*Harmonic, Inc.	64,700	448,371
*Harris Stratex Networks, Inc. Class A	106,519	739,242
*Henry Bros. Electronics, Inc.	2,067	12,299
*Hutchinson Technology, Inc.	33,100	108,237
*Hypercom Corp.	99,853	212,687
*I.D. Systems, Inc.	47,374	173,863
*i2 Technologies, Inc.	400	5,384
*IAC/InterActiveCorp	221,621	4,080,043
*ICx Technologies, Inc.	4,939	24,843
*Ikanos Communications, Inc.	48,139	84,725
*Imation Corp.	163,180	1,481,674
*Immersion Corp.	72,167	304,545
*infoGROUP, Inc.	128,244	772,029
*InfoSpace, Inc.	154,621	1,131,826
#*Ingram Micro, Inc.	317,283	5,336,700
*Insight Enterprises, Inc.	123,644	1,273,533
*Integrated Device Technology, Inc.	575,777	3,898,010
*Integrated Silicon Solution, Inc.	110,265	347,335
*Intellon Corp.	66	304
*Internap Network Services Corp.	210,095	638,689
*International Rectifier Corp.	195,751	3,241,637
*Internet Brands, Inc.	87,353	656,021
*Internet Capital Group, Inc.	88,126	658,301
*Interphase Corp.	28,274	141,087
#Intersil Corp.	90,103	1,294,780
*Intevac, Inc.	76,874	884,820
*IntriCon Corp.	4,167	10,834
*iPass, Inc.	94,281	167,820
*Ixia.	86,601	652,972

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IXYS Corp.	75,104	$580,554
Jabil Circuit, Inc.	387,509	3,549,582
*JDA Software Group, Inc.	78,822	1,624,521
*JDS Uniphase Corp.	160,985	943,372
Keithley Instruments, Inc.	38,527	214,595
*Kenexa Corp.	64,339	784,936
*Key Tronic Corp.	13,104	22,932
*Keynote Systems, Inc.	15,371	154,632
*Knot, Inc. (The)	80,938	707,398
*Kopin Corp.	160,170	635,875
*Kulicke & Soffa Industries, Inc.	7,600	44,612
*KVH Industries, Inc.	44,848	364,614
#*L-1 Identity Solutions, Inc.	213,724	1,682,008
*Lattice Semiconductor Corp.	241,139	532,917
*Lawson Software, Inc.	357,887	2,125,849
*LeCroy Corp.	14,815	58,816
*Lionbridge Technologies, Inc.	65,563	144,239
*Littlefuse, Inc.	25,900	606,060
*LoJack Corp.	35,072	143,094
*LookSmart, Ltd.	39,525	44,663
*Loral Space & Communications, Inc.	61,361	1,284,286
*Management Network Group, Inc.	38,900	12,837
Marchex, Inc. Class B	66,887	292,965
*Mattson Technology, Inc.	162,444	245,290
*Measurement Specialties, Inc.	38,889	313,056
#*Mentor Graphics Corp.	172,615	1,197,948
*Mercury Computer Systems, Inc.	95,026	1,092,799
Methode Electronics, Inc.	175,972	1,333,868
#*Micron Technology, Inc.	490,800	3,136,212
*Microtune, Inc.	150,728	310,500
*MIPS Technologies, Inc.	120,336	428,396
#*MKS Instruments, Inc.	84,500	1,636,765
*ModusLink Global Solutions, Inc.	165,524	1,180,186
Molex, Inc. Class A	24,220	403,021
*MoSys, Inc.	26,679	43,220
*MSC.Software Corp.	164,201	1,200,309
*Multi-Fineline Electronix, Inc.	84,424	1,924,023
*Nanometrics, Inc.	30,318	112,480
*Napco Security Technologies, Inc.	17,262	22,441
*NETGEAR, Inc.	83,649	1,422,869
*Network Equipment Technologies, Inc.	22,456	127,999
*Newport Corp.	20,088	148,450
*Novatel Wireless, Inc.	133,719	1,267,656
*Novell, Inc.	3,029	13,873
#*Novellus Systems, Inc.	163,437	3,198,462
*Nu Horizons Electronics Corp.	53,801	212,514
*Occam Networks, Inc.	62,327	245,568
*OmniVision Technologies, Inc.	167,370	2,214,305
*ON Semiconductor Corp.	940	6,862
*Online Resources Corp.	19,740	130,481
*Open Text Corp.	2,031	76,528
*Openwave Systems, Inc.	1,448	3,794
*Oplink Communications, Inc.	101,890	1,296,041
OPNET Technologies, Inc.	12,404	117,838
*Opnext, Inc.	212,822	432,029
*Optelecom-NKF, Inc.	7,460	27,602
*Optical Cable Corp.	17,563	60,592
*Orbcomm, Inc.	118,694	265,875
*OSI Systems, Inc.	77,968	1,544,546
*PAR Technology Corp.	41,106	226,905
Park Electrochemical Corp.	17,500	408,975

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PC Connection, Inc.	70,335	$403,723
*PC Mall, Inc.	52,059	452,393
*PC-Tel, Inc.	34,660	231,875
*PDF Solutions, Inc.	84,799	195,038
Pegasystems, Inc.	37,329	1,056,411
*Perceptron, Inc.	17,147	70,303
*Perficient, Inc.	112,204	828,066
*Performance Technologies, Inc.	55,291	165,873
*Pericom Semiconductor Corp.	104,813	995,724
*Perot Systems Corp.	102,711	1,641,322
*Pervasive Software, Inc.	22,726	120,902
*Photronics, Inc.	127,301	650,508
Plantronics, Inc.	63,000	1,491,210
*PLATO Learning, Inc.	34,531	149,519
*Plexus Corp.	54,080	1,389,315
*PLX Technology, Inc.	88,740	346,086
*Powerwave Technologies, Inc.	52,640	66,326
*Presstek, Inc.	36,007	61,212
—*Price Communications Liquidation Trust	21,600	2,950
Qualstar Corp.	10,500	23,100
#*Quest Software, Inc.	55,100	812,174
*RadiSys Corp.	111,106	879,960
*RealNetworks, Inc.	574,161	1,665,067
*RF Micro Devices, Inc.	75,827	394,300
Richardson Electronics, Ltd.	70,362	261,747
*Rimage Corp.	24,469	407,898
#*Rofin-Sinar Technologies, Inc.	44,666	969,699
*Rogers Corp.	23,200	578,840
#*Rovi Corp.	191,465	5,008,724
#*Rubicon Technology, Inc.	5,000	59,100
*Rudolph Technologies, Inc.	106,920	873,536
*S1 Corp.	104,333	739,721
*Saba Software, Inc.	1,693	6,450
*Salary.com, Inc.	1,051	2,943
*Sandisk Corp.	171,319	3,052,905
#*ScanSource, Inc.	29,094	830,052
*SCM Microsystems, Inc.	6,666	14,665
*SeaChange International, Inc.	139,445	1,275,922
*Semitool, Inc.	82,732	489,773
#*Sigma Designs, Inc.	120,256	1,944,540
*Silicon Graphics International Corp.	95,451	479,164
*Silicon Image, Inc.	145,710	356,990
*Silicon Storage Technology, Inc.	100,468	188,880
#*Skyworks Solutions, Inc.	333,625	4,030,190
*Smart Modular Technologies (WWH), Inc.	75,617	225,339
*Smith Micro Software, Inc.	65,398	747,499
*Soapstone Networks, Inc.	77,517	38,371
#*Sonic Solutions, Inc.	3,494	12,683
*SonicWALL, Inc.	250,826	1,903,769
*Soundbite Communications, Inc.	1,790	5,728
*Spectrum Control, Inc.	62,971	621,524
*SRA International, Inc.	36,400	717,080
*Standard Microsystems Corp.	95,473	2,214,974
*StarTek, Inc.	57,483	543,214
#*STEC, Inc.	45,135	1,538,652
*Super Micro Computer, Inc.	13,403	106,420
*Support.com, Inc.	187,884	462,195
*Sycamore Networks, Inc.	1,172,970	3,988,098
*Symmetricom, Inc.	77,803	504,163
*Symyx Technologies, Inc.	37,083	256,985
#*SYNNEX Corp.	72,838	2,070,056

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Take-Two Interactive Software, Inc.	66,614	$634,165
*Tech Data Corp.	220,978	7,718,762
Technitrol, Inc.	32,407	235,275
*TechTarget, Inc.	4,818	26,981
*TechTeam Global, Inc.	32,470	210,730
*Tellabs, Inc.	658,049	3,816,684
*Telular Corp.	24,545	64,308
#*Teradyne, Inc.	443,086	3,491,518
*Tessco Technologies, Inc.	21,305	321,279
TheStreet.com, Inc.	95,459	198,555
#*TIBCO Software, Inc.	131,865	1,151,181
*Tollgrade Communications, Inc.	56,777	317,383
*Track Data Corp.	663	2,222
*Transact Technologies, Inc.	5,440	29,811
*Trident Microsystems, Inc.	97,598	163,965
#*Triquint Semiconductor, Inc.	324,599	2,330,621
*TTM Technologies, Inc.	189,966	1,874,964
*Ultra Clean Holdings, Inc.	37,201	146,944
*Ultratech, Inc.	34,954	416,302
United Online, Inc.	324,431	2,978,277
#*UTStarcom, Inc.	219,800	375,858
*ValueClick, Inc.	17,092	196,558
*Veeco Instruments, Inc.	62,650	1,180,326
#*VeriFone Holdings, Inc.	22,400	201,824
*Vicon Industries, Inc.	22,202	144,313
*Video Display Corp.	3,412	10,645
*Virage Logic Corp.	88,938	443,801
*Virtusa Corp.	49,552	461,825
*Vishay Intertechnology, Inc.	262,504	1,866,403
Wayside Technology Group, Inc.	4,468	33,153
*Web.com Group, Inc.	98,622	605,539
*White Electronics Designs Corp.	17,441	79,705
*Wireless Ronin Technologies, Inc.	27,500	83,325
*Wireless Telecom Group, Inc.	6,438	4,378
*WPCS International, Inc.	19,142	55,703
*ZiLOG, Inc.	8,724	21,723
*Zoran Corp.	237,067	2,731,012
*Zygo Corp.	43,307	273,700

Total Information Technology		264,608,018

Materials — (4.5%)
A. Schulman, Inc.	62,570	1,333,367
A.M. Castle & Co.	86,881	916,595
*American Pacific Corp.	15,474	125,339
*Arabian American Development Co.	800	2,760
Arch Chemicals, Inc.	14,668	389,435
Ashland, Inc.	97,330	3,225,516
*Boise, Inc.	4,600	10,948
*Brush Engineered Materials, Inc.	89,617	1,911,531
*Buckeye Technologies, Inc.	142,097	902,316
*Bway Holding Co.	88,011	1,399,375
Cabot Corp.	204,579	3,743,796
Carpenter Technology Corp.	87,566	1,636,608
#*Coeur d’Alene Mines Corp.	4,495	63,829
Commercial Metals Co.	13,926	230,336
*Core Molding Technologies, Inc.	6,704	20,514
#Cytec Industries, Inc.	56,090	1,407,859
*Ferro Corp.	50,208	249,534
#*Flotek Industries, Inc.	11,482	21,586
Friedman Industries, Inc.	31,441	173,240
*Gentek, Inc.	22,649	537,461

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Georgia Gulf Corp.	539	$9,323
*Graphic Packaging Holding Co.	137,022	291,857
H.B. Fuller Co.	89,200	1,798,272
*Haynes International, Inc.	31,503	725,514
#*Headwaters, Inc.	184,400	566,108
#*Hecla Mining Co.	46,600	146,790
*Horsehead Holding Corp.	119,527	1,277,744
*Huntsman Corp.	179,127	1,099,840
*ICO, Inc.	61,762	255,077
#Innophos Holdings, Inc.	32,400	608,472
*Innospec, Inc.	7,670	91,580
#Kaiser Aluminum Corp.	65,500	2,165,430
*Kapstone Paper and Packaging Corp.	25,380	127,915
KMG Chemicals, Inc.	3,630	26,862
#*Kronos Worldwide, Inc.	8,600	70,692
*Landec Corp.	62,974	397,996
*Louisiana-Pacific Corp.	185,348	782,169
#MeadWestavco Corp.	313,877	6,117,463
Minerals Technologies, Inc.	35,226	1,531,274
#*Mines Management, Inc.	7,631	13,507
*Mod-Pac Corp.	823	2,239
Myers Industries, Inc.	160,884	1,583,099
Neenah Paper, Inc.	32,778	321,224
NL Industries, Inc.	82,934	566,439
*Northern Technologies International Corp.	3,000	26,070
#Olympic Steel, Inc.	40,801	1,040,833
#*OM Group, Inc.	117,656	3,960,301
P.H. Glatfelter Co.	175,489	1,816,311
*Penford Corp.	49,140	322,358
*PolyOne Corp.	122,861	527,074
Quaker Chemical Corp.	17,153	308,754
Reliance Steel & Aluminum Co.	97,832	3,297,917
#*Rockwood Holdings, Inc.	92,201	1,652,242
*RTI International Metals, Inc.	66,100	1,173,936
Schnitzer Steel Industries, Inc. Class A	15,400	828,058
Schweitzer-Maudoit International, Inc.	67,200	2,197,440
#Sensient Technologies Corp.	73,185	1,843,530
*Spartech Corp.	130,182	1,627,275
Stepan Co.	4,339	194,300
*Stillwater Mining Co.	75,998	508,427
*Synalloy Corp.	7,388	64,276
#Temple-Inland, Inc.	147,113	2,303,790
#Texas Industries, Inc.	28,662	1,304,121
*U.S. Concrete, Inc.	46,095	90,346
*U.S. Gold Corp.	195,423	578,452
*United States Lime & Minerals, Inc.	2,799	109,693
*Universal Stainless & Alloy Products, Inc.	19,271	339,362
#Valspar Corp.	86,295	2,184,989
*Wausau Paper Corp.	104,800	985,120
Westlake Chemical Corp.	164,151	4,102,133
#Worthington Industries, Inc.	193,582	2,559,154
*Zoltek Companies, Inc.	26,200	259,904

Total Materials		75,084,997

Telecommunication Services — (0.6%)
*Arbinet Corp.	45,042	94,588
Atlantic Tele-Network, Inc.	8,010	335,859
CenturyTel, Inc.	184,065	5,777,800
D&E Communications, Inc.	27,471	291,193
*General Communications, Inc. Class A	114,269	782,743
Hickory Tech Corp.	3,640	30,831

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*iBasis, Inc.	52,681	$102,728
*IDT Corp.	2,722	6,261
*IDT Corp. Class B	16,119	41,909
*PAETEC Holding Corp.	9,477	27,862
*SureWest Communications	72,206	924,959
Telephone & Data Systems, Inc. Special Shares	12,500	301,250
*United States Cellular Corp.	24,840	889,769
*Xeta Corp.	9,361	20,126

Total Telecommunication Services		9,627,878

Utilities — (0.5%)
*Dynegy, Inc.	16,600	33,366
Maine & Maritimes Corp.	4,034	145,224
Middlesex Water Co.	44,849	685,741
*Mirant Corp.	258,900	4,675,734
Pennichuck Corp.	4,359	100,039
*RRI Energy, Inc.	399,440	2,137,004
SJW Corp.	16,436	368,495

Total Utilities		8,145,603

TOTAL COMMON STOCKS		1,340,472,716

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	7,455	2,162
—*German American Bancorp, Inc. Rights	6,133	—
—*Preferred Bank Rights 08/24/09	46,879	15,751

TOTAL RIGHTS/WARRANTS		17,913

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,676,454	1,676,454

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.3%)
§@DFA Short Term Investment Fund LP	316,458,652	316,458,652
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $3,051,045 FHLMC 4.000%, 07/01/39, valued at $2,971,296) to be repurchased at $2,884,801	$2,885	2,884,753
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $1,230,000 FNMA 6.000%, 02/01/39, valued at $1,147,172) to be repurchased at $1,112,527	1,113	1,112,509

TOTAL SECURITIES LENDING COLLATERAL		320,455,914

TOTAL INVESTMENTS — (100.0%) (Cost $1,795,848,899)##		$1,662,622,997

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$248,398,485	—	—	$248,398,485
Consumer Staples	46,767,181	—	—	46,767,181
Energy	91,698,078	—	—	91,698,078
Financials	304,887,173	—	—	304,887,173
Health Care	101,724,549	—	—	101,724,549
Industrials	189,530,754	—	—	189,530,754
Information Technology	264,605,068	$2,950	—	264,608,018
Materials	75,084,997	—	—	75,084,997
Telecommunication Services	9,627,878	—	—	9,627,878
Utilities	8,145,603	—	—	8,145,603
Rights/Warrants	2,162	15,751	—	17,913
Temporary Cash Investments	1,676,454	—	—	1,676,454
Securities Lending Collateral	—	320,455,914	—	320,455,914
Other Financial Instruments**	750,138	—	—	750,138

TOTAL	$1,342,898,520	$320,474,615	—	$1,663,373,135

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.3%)
Consumer Discretionary — (16.1%)
#*1-800-FLOWERS.COM, Inc.	117,556	$282,134
*4Kids Entertainment, Inc.	220,452	385,791
*99 Cents Only Stores	167,897	2,459,691
*A.C. Moore Arts & Crafts, Inc.	569,331	2,055,285
*AFC Enterprises, Inc.	192,368	1,429,294
*Aldila, Inc.	77,084	262,856
*Alloy, Inc.	568,715	3,651,150
*Ambassadors International, Inc.	111,991	33,037
*American Axle & Manufacturing Holdings, Inc.	57,367	126,207
*American Biltrite, Inc.	495	624
#American Greetings Corp. Class A	1,904,200	30,029,234
*America’s Car-Mart, Inc.	34,524	755,040
*Amerigon, Inc.	137,566	1,156,930
#*AnnTaylor Stores Corp.	266,141	3,212,322
#*Arctic Cat, Inc.	257,673	1,587,266
#*ArvinMeritor, Inc.	105,600	764,544
#*Asbury Automotive Group, Inc.	829,996	11,611,644
*Ascent Media Corp.	2,100	58,212
*Atrinsic, Inc.	105,027	109,228
*Audiovox Corp. Class A	390,974	3,084,785
*Ballantyne Strong, Inc.	274,812	648,556
#Barnes & Noble, Inc.	256,654	5,910,742
*Bassett Furniture Industries, Inc.	169,147	422,867
*Beasley Broadcast Group, Inc.	60,161	175,069
#*Beazer Homes USA, Inc.	698,445	2,248,993
*Belo Corp.	3	7
Belo Corp. Class A	6,119	17,562
*Benihana, Inc.	77,833	670,142
*Benihana, Inc. Class A	111,244	892,177
*Birks & Mayors, Inc.	10,716	4,394
#*BJ’s Restaurants, Inc.	54,997	884,352
#*Blockbuster, Inc. Class A	106,763	77,937
*Bluegreen Corp.	982,198	2,720,688
Bob Evans Farms, Inc.	999,611	29,008,711
#*Bon-Ton Stores, Inc.	190,368	666,288
Books-A-Million, Inc.	261,370	2,422,900
*Borders Group, Inc.	162,577	645,431
Bowl America, Inc. Class A	18,123	242,848
#*Boyd Gaming Corp.	1,420,780	13,056,968
#*Brookfield Homes Corp.	435,066	2,449,422
#Brown Shoe Company, Inc.	689,540	5,343,935
#*Brunswick Corp.	1,147,512	8,239,136
*Build-A-Bear-Workshop, Inc.	308,754	1,466,581
#*Cabela’s, Inc.	1,349,140	21,869,559
*Cache, Inc.	151,608	647,366
#*California Coastal Communities, Inc.	126,985	172,700
#*California Pizza Kitchen, Inc.	70,636	1,165,494
#Callaway Golf Co.	1,300	8,281
*Canterbury Park Holding Corp.	17,106	119,742
*Carmike Cinemas, Inc.	179,165	1,702,067
*Carriage Services, Inc.	346,880	1,273,050
*Casual Male Retail Group, Inc.	7,690	16,380
*Cavalier Homes, Inc.	220,832	605,080
*Cavco Industries, Inc.	82,904	2,837,804
*Centex Corp.	1,492,554	16,283,764
—*Championship Auto Racing Teams, Inc.	4,800	—
*Charlotte Russe Holding, Inc.	185,116	2,778,591

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Charming Shoppes, Inc.	2,212,359	$10,685,694
#*Chico’s FAS, Inc.	813,197	9,327,370
Christopher & Banks Corp.	411,274	3,257,290
*Churchill Downs, Inc.	22,231	833,662
#Cinemark Holdings, Inc.	37,725	418,370
*Coachmen Industries, Inc.	261,955	301,248
*Coast Distribution System, Inc.	91,616	183,232
*Cobra Electronics Corp.	216,452	272,730
*Coldwater Creek, Inc.	132,036	969,144
#*Collective Brands, Inc.	569,050	9,059,276
*Collectors Universe, Inc.	55,265	226,034
*Concord Camera Corp.	95,952	289,775
#*Conn’s, Inc.	315,982	3,984,533
#Cooper Tire & Rubber Co.	526,438	7,770,225
*Core-Mark Holding Co., Inc.	226,201	6,075,759
#*Cosi, Inc.	53,261	25,565
*Cost Plus, Inc.	147,462	219,718
#CPI Corp.	62,120	1,139,281
#*Crocs, Inc.	385,993	1,320,096
#*Crown Media Holdings, Inc.	437,896	888,929
CSS Industries, Inc.	270,150	6,267,480
*Culp, Inc.	96,367	635,059
#*Cumulus Media, Inc. Class A	843,114	537,907
*Cybex International, Inc.	231,960	231,960
*Cycle Country Accessories Corp.	4,215	1,602
*Dana Holding Corp.	2,000	7,020
*Decorator Industries, Inc.	17,364	10,245
*dELiA*s, Inc.	242,107	610,110
*Delta Apparel, Inc.	191,769	1,620,448
*Design Within Reach, Inc.	177,998	26,700
*Destination Maternity Corp.	134,910	3,078,646
#Dillard’s, Inc. Class A	1,069,892	11,351,554
#*DineEquity, Inc.	177,908	4,396,107
*Dixie Group, Inc.	278,488	874,452
*Domino’s Pizza, Inc.	189,274	1,555,832
*Dorman Products, Inc.	320,071	5,239,562
Dover Motorsports, Inc.	319,398	447,157
*drugstore.com, Inc.	1,089,610	2,473,415
*Duckwall-ALCO Stores, Inc.	97,600	1,667,008
*E.W. Scripps Co.	205,691	826,878
*EDCI Holdings, Inc.	122,643	699,065
*Einstein Noah Restaurant Group, Inc.	37,991	403,464
*ELXSI Corp.	27,300	37,538
*Emerson Radio Corp.	128,283	94,929
*Emmis Communications Corp. Class A	643,656	173,787
*Enova Systems, Inc.	9,030	7,314
*Exide Technologies	303,238	1,476,769
*Famous Dave’s of America, Inc.	55,165	360,227
*Federal Screw Works	3,125	6,250
#*Federal-Mogul Corp.	251,932	3,559,799
Finish Line, Inc. Class A	1,064,015	9,256,930
*Fisher Communications, Inc.	59,312	1,097,865
*Flanigan’s Enterprises, Inc.	3,976	20,476
Flexsteel Industries, Inc.	179,800	1,461,774
Foot Locker, Inc.	2,143,946	23,754,922
*Footstar, Inc.	468,700	468,700
FortuNet, Inc.	4,304	5,079
*Franklin Electronic Publishers, Inc.	69,820	155,000
*Frederick’s of Hollywood Group, Inc.	10,000	9,400
Fred’s, Inc.	536,287	7,229,149
Frisch’s Restaurants, Inc.	21,859	606,587

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Full House Resorts, Inc.	86,258	$211,332
*Furniture Brands International, Inc.	1,071,648	4,297,308
*Gaiam, Inc.	39,191	196,347
*GameTech International, Inc.	120,681	232,914
*Gaming Partners International Corp.	45,976	326,430
#*Gander Mountain Co.	320,141	1,885,630
#*Gaylord Entertainment Co.	477,229	6,810,058
*Genesco, Inc.	273,496	5,940,333
*G-III Apparel Group, Ltd.	75,964	918,405
*Golfsmith International Holdings, Inc.	122	224
*Gray Television, Inc.	697,117	341,587
*Gray Television, Inc. Class A	21,067	16,854
*Great Wolf Resorts, Inc.	858,355	2,317,558
*Group 1 Automotive, Inc.	543,660	16,016,224
*Hampshire Group, Ltd.	41,080	112,970
*Harris Interactive, Inc.	456,785	196,372
#Harte-Hanks, Inc.	22,326	241,567
*Hastings Entertainment, Inc.	328,256	1,496,847
#*Haverty Furniture Co., Inc.	547,000	5,874,780
*Haverty Furniture Co., Inc. Class A	3,962	42,591
*Heelys, Inc.	60,428	114,209
*Helen of Troy, Ltd.	710,297	15,448,960
*Hollywood Media Corp.	715,381	1,137,456
Hooker Furniture Corp.	13,632	187,167
#*Hot Topic, Inc.	1	8
#*Hovnanian Enterprises, Inc. Class A	841,430	2,692,576
*Iconix Brand Group, Inc.	206,579	3,619,264
#*Isle of Capri Casinos, Inc.	490,382	5,830,642
*J. Alexander’s Corp.	150,004	640,517
*Jackson Hewitt Tax Service, Inc.	194,148	1,174,595
*Jaclyn, Inc.	40,909	286,363
*JAKKS Pacific, Inc.	863,920	9,960,998
*Jarden Corp.	1,978,475	48,769,409
*Jo-Ann Stores, Inc.	507,152	11,816,642
*Johnson Outdoors, Inc.	188,352	1,231,822
#Jones Apparel Group, Inc.	1,788,255	24,606,389
*Journal Communications, Inc. Class A	110,650	307,607
#KB HOME	390,344	6,514,841
*Kenneth Cole Productions, Inc. Class A	403,745	3,242,072
*Kirkland’s, Inc.	354,916	4,901,390
*Knology, Inc.	280,441	2,411,793
*Kona Grill, Inc.	89,502	323,102
*Krispy Kreme Doughnuts, Inc.	427,694	1,308,744
KSW, Inc.	3,130	8,983
#*K-Swiss, Inc. Class A	196,725	2,132,499
LaCrosse Footwear, Inc.	1,938	20,833
*Lakeland Industries, Inc.	140,765	1,071,222
*Lakes Entertainment, Inc.	300,664	1,133,503
*Landry’s Restaurants, Inc.	658,635	5,901,370
*Lazare Kaplan International, Inc.	134,961	337,402
*La-Z-Boy, Inc.	902,969	6,113,100
*LeapFrog Enterprises, Inc.	7,800	22,230
#Lennar Corp. Class A	483,980	5,730,323
#Lennar Corp. Class B	3,495	31,839
*Libbey, Inc.	512,233	1,075,689
#*Liberty Media Corp. Capital Class A	720,039	10,498,169
*Liberty Media Corp. Capital Class B	2,989	44,491
#*Life Time Fitness, Inc.	89,500	2,277,775
#*Lifetime Brands, Inc.	362,184	1,503,064
*LIN TV Corp.	481,474	943,689
*Lithia Motors, Inc. Class A	406,122	4,869,403

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Live Nation, Inc.	940,015	$5,489,688
#*Liz Claiborne, Inc.	1,250,343	3,951,084
*Lodgenet Entertainment Corp.	301,459	1,404,799
*Lodgian, Inc.	561,481	718,696
*Luby’s, Inc.	371,074	1,688,387
*M/I Homes, Inc.	226,599	2,975,245
*Mac-Gray Corp.	317,371	3,900,490
Marcus Corp. (The)	532,186	6,726,831
#*MarineMax, Inc.	465,879	3,135,366
*Martha Stewart Living Omnimedia, Inc.	4,754	16,354
*MAXXAM, Inc.	53,466	470,501
*McCormick & Schmick’s Seafood Restaurants, Inc.	79,948	618,798
McRae Industries, Inc. Class A	30,453	312,143
*Meade Instruments Corp.	71,052	22,737
#*Media General, Inc. Class A	507,295	2,358,922
*Medialink Worldwide, Inc.	88,880	16,887
#Men’s Wearhouse, Inc. (The)	556,340	12,022,507
#Meredith Corp.	123,888	3,279,315
*Merisel, Inc.	3,600	1,620
#*Meritage Homes Corp.	771,987	16,520,522
*Modine Manufacturing Co.	673,763	5,154,287
*Monarch Casino & Resort, Inc.	9,543	86,555
#*Morgans Hotel Group Co.	122,135	593,576
*Morton’s Restaurant Group, Inc.	211,655	770,424
*Motorcar Parts of America, Inc.	26,701	112,144
#*Movado Group, Inc.	362,812	5,180,955
*MTR Gaming Group, Inc.	410,212	1,509,580
#*Multimedia Games, Inc.	367,429	2,064,951
#National CineMedia, Inc.	54,126	796,193
*Nautilus Group, Inc.	185,759	395,667
*Navarre Corp.	62,418	115,473
*Nevada Gold & Casinos, Inc.	152,348	184,341
*New Frontier Media, Inc.	308,544	647,942
*New York & Co., Inc.	429,580	1,546,488
*Nexstar Broadcasting Group, Inc.	100,175	80,140
*Nobel Learning Communities, Inc.	8,704	103,404
*Nobility Homes, Inc.	2,191	18,897
*O’Charleys, Inc.	566,464	5,885,561
#*Office Depot, Inc.	1,748,248	7,954,528
#*OfficeMax, Inc.	229,409	2,135,798
*Orange 21, Inc.	1,559	1,403
*Orbitz Worldwide, Inc.	61,562	160,061
#*Orient-Express Hotels, Ltd.	659,454	5,836,168
#*Orleans Homebuilders, Inc.	131,309	433,320
*Outdoor Channel Holdings, Inc.	166,732	1,263,829
Oxford Industries, Inc.	245,863	3,370,782
*P & F Industries, Inc. Class A	6,906	11,326
*Pacific Sunwear of California, Inc.	903,765	3,000,500
*Palm Harbor Homes, Inc.	248,545	564,197
#*Penske Automotive Group, Inc.	2,164,666	44,765,293
Pep Boys - Manny, Moe & Jack (The)	973,092	9,662,804
*Perry Ellis International, Inc.	435,339	3,356,464
Phillips-Van Heusen Corp.	399,178	14,122,918
*Phoenix Footwear Group, Inc.	77,275	38,638
*Pinnacle Entertainment, Inc.	359,900	3,609,797
#*Playboy Enterprises, Inc. Class A	14,464	45,562
*Playboy Enterprises, Inc. Class B	195,235	466,612
*Point.360	123,641	147,133
#*PokerTek, Inc.	43,050	30,135
*Pomeroy IT Solutions, Inc.	291,432	1,742,763
*Premier Exhibitions, Inc.	281,349	209,605

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
PRIMEDIA, Inc.	464,958	$1,069,403
*Proliance International, Inc.	91,082	273
*Q.E.P. Co., Inc.	42,317	131,606
#*Quantum Fuel Systems Technologies Worldwide, Inc.	418,216	284,429
*Quiksilver, Inc.	589,130	1,266,629
*RC2 Corp.	158,295	2,417,165
*RCN Corp.	119,041	866,618
*Reading International, Inc. Class A	184,708	810,868
*Red Lion Hotels Corp.	546,302	2,873,549
#*Red Robin Gourmet Burgers, Inc.	179,555	3,361,270
*Regent Communications, Inc.	116,893	25,716
#Regis Corp.	1,076,861	14,709,921
*Rent-A-Center, Inc.	90,463	1,878,012
*Retail Ventures, Inc.	801,041	2,667,467
*Rex Stores Corp.	242,450	2,715,440
#*Rick’s Cabaret International, Inc.	132,501	1,010,983
#*Riviera Holdings Corp.	16,400	7,544
*Rockford Corp.	185,385	36,150
*Rocky Brands, Inc.	98,404	369,999
#*Ruby Tuesday, Inc.	768,566	5,748,874
*Russ Berrie & Co., Inc.	168,304	881,913
#*Ruth’s Hospitality Group, Inc.	198,477	778,030
#Ryland Group, Inc.	645,460	12,889,836
*Saga Communications, Inc.	116,719	638,453
#*Saks, Inc.	1,373,146	7,030,508
*Salem Communications Corp.	44,306	38,103
Scholastic Corp.	1,711,917	38,603,728
*Sealy Corp.	86,805	220,485
Service Corp. International	1,532,996	9,688,535
*Shiloh Industries, Inc.	200,218	983,070
*Shoe Carnival, Inc.	383,391	4,792,388
*Sinclair Broadcast Group, Inc. Class A	450,795	842,987
*Six Flags, Inc.	24,891	3,124
#*Skechers U.S.A., Inc. Class A	299,327	4,139,692
Skyline Corp.	496	12,038
*Sonesta International Hotels Corp. Class A	4,233	40,340
#*Sonic Automotive, Inc.	401,672	4,940,566
#*Sonic Corp.	179,674	1,981,804
#Sotheby’s Class A	91,300	1,375,891
*Spanish Broadcasting System, Inc.	226,335	43,004
Spartan Motors, Inc.	384,077	2,688,539
#*Spectrum Group International, Inc.	312,991	813,777
#Speedway Motorsports, Inc.	628,911	10,037,420
*Sport Chalet, Inc. Class A	82,937	128,552
*Sport Chalet, Inc. Class B	13,427	40,281
Sport Supply Group, Inc.	207,231	2,035,008
*Sport-Haley, Inc.	30,994	20,766
#Stage Stores, Inc.	791,931	9,883,299
*Standard Motor Products, Inc.	296,201	3,308,565
#*Standard Pacific Corp.	896,391	3,083,585
*Stanley Furniture, Inc.	53,969	593,659
*Star Buffet, Inc.	7,100	25,702
#*Steak n Shake Co. (The)	544,968	5,569,573
#*Stein Mart, Inc.	461,095	5,085,878
*Steinway Musical Instruments, Inc.	198,264	2,268,140
Stewart Enterprises, Inc.	2,812,434	13,752,802
*Stoneridge, Inc.	403,059	1,789,582
*Strattec Security Corp.	39,532	573,214
#Superior Industries International, Inc.	624,459	9,853,963
*Syms Corp.	380,565	2,671,566
#*Talbots, Inc.	121,200	607,212

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tandy Brand Accessories, Inc.	200,326	$480,782
*Tandy Leather Factory, Inc.	135,035	354,467
#*Tenneco Automotive, Inc.	167,423	2,707,230
*Trans World Entertainment Corp.	634,084	710,174
#*TRW Automotive Holdings Corp.	1,014,513	17,074,254
*Tuesday Morning Corp.	279,135	1,295,186
*Tween Brands, Inc.	222,253	1,609,112
*Unifi, Inc.	1,296,831	2,723,345
#Unifirst Corp.	225,100	8,760,892
#*Vail Resorts, Inc.	40	1,144
*Valassis Communications, Inc.	273,600	3,116,304
*VCG Holding Corp.	103,185	208,434
*Voyager Learning Co.	103,000	442,900
#*Walking Co. Holdings, Inc. (The)	24,077	45,024
*Wells-Gardner Electronics Corp.	50,500	60,600
*West Marine, Inc.	549,063	4,881,170
*Winnebago Industries, Inc.	96,191	1,011,929
#*Woodbridge Holdings Corp.	13,441	16,129
*WPT Enterprises, Inc.	72,013	97,218
#*Zale Corp.	1,488,264	8,810,523

Total Consumer Discretionary		1,033,682,853

Consumer Staples — (2.8%)
*Alliance One International, Inc.	553,533	2,291,627
#*American Italian Pasta Co.	490,630	15,435,220
#Andersons, Inc. (The)	53,220	1,714,748
B&G Foods, Inc.	197,763	1,651,321
*Bare Escentuals, Inc.	97	859
*Bridgford Foods Corp.	39,877	354,108
*Cagle’s, Inc. Class A	118,892	602,782
CCA Industries, Inc.	31,517	119,449
*Central Garden & Pet Co.	336,053	4,120,010
#*Central Garden & Pet Co. Class A	673,553	7,604,413
#*Chiquita Brands International, Inc.	420,069	5,145,845
#*Coffee Holding Co., Inc.	3,123	11,274
*Craft Brewers Alliance, Inc.	227,240	429,484
*Cuisine Solutions, Inc.	182,878	212,138
Del Monte Foods Co.	1,773,679	17,133,739
*Elizabeth Arden, Inc.	23,664	227,174
Farmer Brothers Co.	33,727	758,183
*Fresh Del Monte Produce, Inc.	422,842	9,053,047
#*Great Atlantic & Pacific Tea, Inc.	193,990	1,119,322
Griffin Land & Nurseries, Inc. Class A	24,883	762,913
#*Hain Celestial Group, Inc.	1,303,172	21,645,687
Imperial Sugar Co.	366,956	4,876,845
Ingles Market, Inc. Class A	87,714	1,465,701
*Katy Industries, Inc.	130,300	228,025
#Mannatech, Inc.	239,003	838,901
*MGP Ingredients, Inc.	330,086	957,249
*Monterey Pasta Co.	632,725	968,069
Nash-Finch Co.	175,184	5,378,149
*Natural Alternatives International, Inc.	79,472	512,992
*Nutraceutical International Corp.	134,918	1,679,729
Oil-Dri Corp. of America	92,372	1,454,859
*Omega Protein Corp.	272,618	1,052,305
*Pantry, Inc.	268,015	4,703,663
*Parlux Fragrances, Inc.	432,317	786,817
*PC Group, Inc.	15,514	9,308
*Physicians Formula Holdings, Inc.	18,595	30,124
*Prestige Brands Holdings, Inc.	1,144,826	7,475,714
*PriceSmart, Inc.	143,028	2,332,787

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Reliv’ International, Inc.	21,023	$67,274
*Revlon, Inc.	33,702	204,234
*Sanfilippo (John B.) & Son, Inc.	203,252	1,768,292
*Scheid Vineyards, Inc.	6,720	151,200
*Schiff Nutrition International, Inc.	445	2,523
*Seneca Foods Corp. Class A	17,624	451,351
*Seneca Foods Corp. Class B	22,816	581,580
*Smart Balance, Inc.	193,958	1,188,963
#*Star Scientific, Inc.	359,324	370,104
Stephan Co. (The)	56,795	139,148
*Susser Holdings Corp.	100	1,177
Tasty Baking Co.	110,408	797,146
#*TreeHouse Foods, Inc.	7,248	235,198
#Universal Corp.	653,753	24,888,377
*Vermont Pure Holdings, Ltd.	15,611	9,367
*Winn-Dixie Stores, Inc.	1,426,738	20,216,877
*Zapata Corp.	394,977	2,986,026

Total Consumer Staples		179,203,417

Energy — (6.3%)
*Adams Resources & Energy, Inc.	97,913	1,532,338
#*Allis-Chalmers Energy, Inc.	300,889	692,045
#Alon USA Energy, Inc.	284,719	2,855,732
*American Oil & Gas, Inc.	548,999	669,779
*Approach Resources, Inc.	58,257	408,382
#*Atlas America, Inc.	78,878	1,586,237
#*ATP Oil & Gas Corp.	804,659	6,236,107
*Barnwell Industries, Inc.	55,378	215,974
#*Basic Energy Services, Inc.	595,356	4,018,653
#Berry Petroleum Corp. Class A	544,516	12,915,920
*Bill Barrett Corp.	406,848	12,852,328
*Brigham Exploration Co.	313,008	1,527,479
#*Bristow Group, Inc.	906,031	29,989,626
#*Bronco Drilling Co., Inc.	688,601	2,892,124
*Cal Dive International, Inc.	107,381	958,912
*Callon Petroleum Co.	753,979	1,266,685
*Complete Production Services, Inc.	680,110	5,617,709
#*Crosstex Energy, Inc.	312,102	1,207,835
*CVR Energy, Inc.	635,236	5,424,915
*Dawson Geophysical Co.	33,764	1,026,763
Delek US Holdings, Inc.	440,590	3,753,827
*Delta Petroleum Corp.	61,434	117,953
*Double Eagle Petroleum Co.	66,581	274,980
#*Dune Energy, Inc.	87,608	10,513
#*Edge Petroleum Corp.	4,330	1,797
*Encore Acquisition Co.	455,481	16,215,124
*Endeavour International Corp.	1,125,332	1,496,692
*Evolution Petroleum Corp.	58,254	174,762
#*Exterran Holdings, Inc.	912,726	15,872,305
*Geokinetics, Inc.	43,474	632,112
*Geomet, Inc.	100,260	124,322
*GeoResources, Inc.	71,968	753,505
*Global Industries, Ltd.	933,255	6,374,132
Gulf Island Fabrication, Inc.	112,726	1,634,527
*Gulfmark Offshore, Inc.	347,050	11,105,600
*Gulfport Energy Corp.	294,204	2,050,602
*Harvest Natural Resources, Inc.	827,478	5,353,783
*Helix Energy Solutions Group, Inc.	1,599,215	16,775,765
*Hercules Offshore, Inc.	258,976	1,227,546
*HKN, Inc.	42,459	102,751
#Holly Corp.	372,416	7,921,288

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Hornbeck Offshore Services, Inc.	451,258	$9,828,399
*International Coal Group, Inc.	1,031,925	3,198,968
*Key Energy Group, Inc.	1,247,806	8,659,774
*Mariner Energy, Inc.	425,807	5,105,426
*Meridian Resource Corp.	875,262	288,836
*Mitcham Industries, Inc.	141,816	632,499
*Natural Gas Services Group, Inc.	79,587	1,097,505
*New Concept Energy, Inc.	674	4,725
*Newpark Resources, Inc.	1,329,620	3,496,901
#*Oil States International, Inc.	442,891	12,011,204
*OMNI Energy Services Corp.	195,531	400,839
#Overseas Shipholding Group, Inc.	736,187	25,288,023
#*OYO Geospace Corp.	20,395	487,033
*Pacific Ethanol, Inc.	146,673	55,736
*Parallel Petroleum Corp.	227,203	454,406
*Parker Drilling Co.	1,485,463	6,862,839
#*Patriot Coal Corp.	1,028,407	8,607,767
*Petroleum Development Corp.	132,770	2,235,847
*PHI, Inc. Non-Voting	302,487	6,606,316
*Pioneer Drilling Co.	1,949,872	8,540,439
#*Rentech, Inc.	1,295,329	621,758
*Rex Energy Corp.	161,625	956,820
*Rosetta Resources, Inc.	424,657	4,403,693
#*SEACOR Holdings, Inc.	312,838	24,864,364
#St. Mary Land & Exploration Co.	419,933	10,023,801
#*Stone Energy Corp.	1,045,413	11,353,185
#*SulphCo, Inc.	809,627	906,782
*Superior Energy Services, Inc.	450,441	7,472,816
#*Superior Well Services, Inc.	195,555	1,276,974
#*Swift Energy Corp.	693,500	13,661,950
*T-3 Energy Services, Inc.	157,224	2,130,385
*TETRA Technologies, Inc.	434,626	3,350,966
*TGC Industries, Inc.	146,565	668,336
*Toreador Resources Corp.	136,593	938,394
#*Trico Marine Services, Inc.	396,058	1,742,655
#*Tri-Valley Corp.	262,412	259,788
*Union Drilling, Inc.	232,466	1,662,132
#*Unit Corp.	293,221	9,292,173
#*USEC, Inc.	3,219,608	12,459,883
#*Venoco, Inc.	123,572	1,092,376
#*Verenium Corp.	46,617	27,038
#W&T Offshore, Inc.	30,905	330,374
*Warren Resources, Inc.	271,302	637,560
#*Western Refining, Inc.	809,426	5,269,363
*Westmoreland Coal Co.	103,561	817,096
#*Willbros Group, Inc.	15,500	213,745

Total Energy		406,167,318

Financials — (19.3%)
*1st Constitution Bancorp.	9,751	72,255
1st Source Corp.	600,441	9,913,281
21st Century Holding Co.	163,508	634,411
*Abigail Adams National Bancorp, Inc.	14,977	38,191
Abington Bancorp, Inc.	338,232	2,766,738
Access National Corp.	23,058	146,649
Advance America Cash Advance Centers, Inc.	266,009	1,468,370
*Advanta Corp. Class A	130,563	45,697
*Advanta Corp. Class B	570,707	188,333
*Affirmative Insurance Holdings, Inc.	90,032	351,125
Alliance Financial Corp.	29,506	837,675
#*Amcore Financial, Inc.	177,976	161,958

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Ameriana Bancorp.	34,757	$130,339
#American Capital, Ltd.	220,943	797,604
*American Equity Investment Life Holding Co.	1,354,616	9,807,420
*American Independence Corp.	32,844	151,082
#American Physicians Capital, Inc.	19,302	858,746
American Physicians Services Group, Inc.	29,430	658,349
American River Bankshares	71,338	642,042
*American Safety Insurance Holdings, Ltd.	56,814	933,454
#*American West Bancorporation	71,675	27,953
#*AmeriCredit Corp.	2,109,220	33,093,662
Ameris Bancorp.	200,853	1,301,527
*AmeriServe Financial, Inc.	286,676	504,550
*Anchor Bancorp Wisconsin, Inc.	402,782	547,784
*Argo Group International Holdings, Ltd.	919,019	30,879,038
ASB Financial Corp.	4,400	55,000
#*Asset Acceptance Capital Corp.	73,966	572,497
#Assured Guaranty, Ltd.	764,037	10,673,597
#ASTA Funding, Inc.	195,810	1,255,142
Astoria Financial Corp.	61,844	600,505
*Atlantic American Corp.	238,075	182,246
Atlantic Coast Federal Corp.	70,884	133,262
*Atlantic Southern Financial Group, Inc.	2,567	10,807
*Avatar Holdings, Inc.	197,307	4,232,235
#*B of I Holding, Inc.	69,911	492,873
Baldwin & Lyons, Inc. Class A	561	12,342
Baldwin & Lyons, Inc. Class B	367,398	7,961,515
*Bancinsurance Corp.	75,970	281,089
Bancorp Rhode Island, Inc.	30,601	676,282
*Bancorp, Inc. (The)	211,704	1,522,152
#BancTrust Financial Group, Inc.	96,128	266,275
#Bank of Commerce Holdings	16,606	77,550
*Bank of Florida Corp.	97,050	329,000
*Bank of Granite Corp.	239,616	539,136
#*BankAtlantic Bancorp, Inc.	190,336	799,411
BankFinancial Corp.	492,713	5,247,393
#Banner Corp.	423,903	1,699,851
*Beach First National Bancshares, Inc.	59,312	118,031
Beacon Federal Bancorp, Inc.	10,850	97,650
*Berkshire Bancorp, Inc.	500	4,100
Berkshire Hills Bancorp, Inc.	345,120	7,889,443
*BNCCORP, Inc.	30,988	178,646
#Boston Private Financial Holdings, Inc.	1,693,789	7,757,554
#*Bridge Capital Holdings	30,786	189,334
#Brookline Bancorp, Inc.	1,774,648	20,674,649
*Brunswick Bancorp.	1,200	6,300
C&F Financial Corp.	9,542	178,912
Cadence Financial Corp.	86,653	129,980
California First National Bancorp.	117,780	1,379,204
Camco Financial Corp.	74,366	156,169
Capital Bank Corp.	44,394	236,620
#Capital City Bank Group, Inc.	1,467	23,413
Capital Southwest Corp.	37,972	3,116,362
*Capitalsource, Inc.	64,600	299,744
#*Capitol Bancorp, Ltd.	466,564	2,052,882
Cardinal Financial Corp.	412,814	3,215,821
Carrollton Bancorp.	9,458	58,072
Carver Bancorp, Inc.	19,784	118,704
Cascade Financial Corp.	40,914	69,145
#Cathay General Bancorp.	786,810	7,175,707
*Center Financial Corp.	398,892	1,312,355
Centerstate Banks, Inc.	14,862	103,885

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Central Bancorp, Inc.	2,324	$18,592
*Central Jersey Bancorp.	10,499	59,739
#*Central Pacific Financial Corp.	211,147	458,189
Central Virginia Bankshares, Inc.	10,235	40,940
Centrue Financial Corp.	53,598	294,789
Century Bancorp, Inc. Class A	2,087	45,058
CFS Bancorp, Inc.	198,948	777,887
#Chemical Financial Corp.	739,736	16,074,463
*Chicopee Bancorp, Inc.	14,955	195,312
#*CIT Group, Inc.	1,513,214	1,316,496
Citizens Community Bancorp, Inc.	34,585	201,285
*Citizens First Bancorp, Inc.	143,630	133,576
*Citizens First Corp.	2,750	13,475
#*Citizens Republic Bancorp, Inc.	220,367	125,609
Citizens South Banking Corp.	117,793	607,223
#*Citizens, Inc.	187,248	1,314,481
*CNA Surety Corp.	1,085,424	17,062,865
CoBiz Financial, Inc.	120,157	541,908
Codorus Valley Bancorp, Inc.	5,097	33,997
#Colony Bankcorp, Inc.	4,309	32,318
#*Columbia Bancorp.	100	188
Columbia Banking System, Inc.	451,692	5,483,541
Commonwealth Bankshares, Inc.	56,951	354,805
#*Community Bancorp.	74,660	50,769
#Community Bank System, Inc.	550,716	9,984,481
*Community Capital Corp.	9,238	32,795
*Community Central Bank Corp.	1	2
*Community West Bancshares	18,840	48,230
Compass Diversified Holdings	275,617	2,480,553
#*CompuCredit Holdings Corp.	785,343	2,348,176
*Consumer Portfolio Services, Inc.	335,216	249,736
#*Cooperative Bankshares, Inc.	20,652	248
*Cowen Group, Inc.	156,209	1,149,698
*Cowlitz Bancorporation	10,908	20,289
*Crescent Financial Corp.	39,154	158,574
*Dearborn Bancorp, Inc.	60,066	96,106
Delphi Financial Group, Inc. Class A	1,232,969	29,381,651
Donegal Group, Inc. Class A	503,605	7,931,779
Donegal Group, Inc. Class B	54,232	776,602
#*Doral Financial Corp.	7,695	16,698
#*E*TRADE Financial Corp.	624,852	937,278
East West Bancorp, Inc.	803,370	7,101,791
Eastern Insurance Holdings, Inc.	96,406	919,713
Eastern Virginia Bankshares, Inc.	16,824	147,042
ECB Bancorp, Inc.	5,318	86,364
EMC Insurance Group, Inc.	292,000	7,063,480
*Encore Bancshares, Inc.	58,586	473,375
*Encore Capital Group, Inc.	514,536	6,359,665
Enterprise Financial Services Corp.	93,650	1,010,484
Epoch Holding Corp.	72,451	699,877
ESB Financial Corp.	21,255	315,212
ESSA Bancorp, Inc.	137,506	1,852,206
Evans Bancorp, Inc.	1,700	23,171
#F.N.B. Corp.	707,331	5,488,889
Farmers Capital Bank Corp.	33,914	699,307
FBL Financial Group, Inc. Class A	721,200	7,074,972
*FCStone Group, Inc.	195,506	1,092,879
Federal Agriculture Mortgage Corp. Class A	2,743	10,972
#Federal Agriculture Mortgage Corp. Class C	215,091	1,329,262
Fidelity Bancorp, Inc.	14,772	100,154
*Fidelity Southern Corp.	19,839	49,597

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Financial Institutions, Inc.	202,862	$2,994,243
*First Acceptance Corp.	865,637	2,267,969
First Advantage Bancorp.	14,015	134,544
#First Bancorp.	340,412	1,055,277
First Bancorp of Indiana, Inc.	5,430	38,824
*First Bancshares, Inc.	23,843	217,091
*First Bank of Delaware	70,003	79,103
#First Busey Corp.	248,492	1,553,075
First Business Financial Services, Inc.	18,887	182,354
*First California Financial Group, Inc.	900	5,103
First Citizens BancShares, Inc.	11,563	1,642,293
First Defiance Financial Corp.	171,264	2,608,351
First Federal Bancshares of Arkansas, Inc.	132,281	492,747
*First Federal Bankshares, Inc.	3,225	5,837
*First Federal of Northern Michigan Bancorp, Inc.	31,310	61,837
First Financial Corp.	231,803	7,531,279
First Financial Holdings, Inc.	26,578	380,597
First Financial Northwest, Inc.	193,944	1,505,005
#First Financial Service Corp.	5,931	100,768
*First Franklin Corp.	11,298	66,432
*First Investors Financial Services Group, Inc.	118,400	414,400
*First Keystone Financial, Inc.	45,168	406,512
First M&F Corp.	52,127	228,316
#*First Marblehead Corp.	55,626	101,796
#*First Mariner Bancorp, Inc.	16,843	22,738
First Merchants Corp.	600,258	4,748,041
First Mercury Financial Corp.	120,317	1,738,581
#First Midwest Bancorp, Inc.	125,623	1,050,208
*First National Bancshares, Inc.	2,932	2,199
First Niagara Financial Group, Inc.	1,990,271	26,172,064
First PacTrust Bancorp, Inc.	69,476	555,808
First Place Financial Corp.	428,655	1,187,374
#*First Regional Bancorp.	304,399	292,223
First Security Group, Inc.	174,331	671,174
*First State Bancorporation	114,649	116,942
*First State Financial Corp.	15,836	5,859
First United Corp.	54,683	628,854
First West Virginia Bancorp, Inc.	7,426	79,792
Firstbank Corp.	74,477	523,201
*FirstCity Financial Corp.	219,914	1,216,124
*Flagstar Bancorp, Inc.	959,380	863,442
Flagstone Reinsurance Holdings, Ltd.	157,621	1,591,972
Flushing Financial Corp.	308,565	3,273,875
#FNB United Corp.	53,340	99,746
*Forest City Enterprises, Inc. Class A	938,121	6,698,184
*Forestar Group, Inc.	29,843	388,556
*FPIC Insurance Group, Inc.	278,696	9,573,208
#*Frontier Financial Corp.	229,358	206,422
Fulton Financial Corp.	699,684	4,729,864
#German American Bancorp, Inc.	47,390	852,546
#Great Southern Bancorp, Inc.	71,169	1,494,549
#*Greene Bancshares, Inc.	159,188	947,169
*Grubb & Ellis Co.	91,167	54,700
GS Financial Corp.	1,813	27,603
*Guaranty Bancorp.	606,993	1,086,517
*Guaranty Federal Bancshares, Inc.	28,513	191,465
#*Habersham Bancorp.	4,580	11,908
*Hallmark Financial Services, Inc.	346,082	2,270,298
Hampden Bancorp, Inc.	3,592	38,255
#Hampton Roads Bankshares, Inc.	210,763	1,085,429
*Hanmi Financial Corp.	389,963	686,335

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Harleysville Group, Inc.	737,015	$22,862,205
Harleysville National Corp.	438,132	2,400,963
Harleysville Savings Financial Corp.	13,368	199,985
*Harrington West Financial Group, Inc.	18,011	19,812
*Harris & Harris Group, Inc.	250,448	1,622,903
Hawthorn Bancshares, Inc.	18,591	189,721
#Hercules Technology Growth Capital, Inc.	58,809	575,740
*Heritage Commerce Corp.	245,159	997,797
*Heritage Financial Corp.	51,895	666,851
HF Financial Corp.	120,616	1,435,330
*Hilltop Holdings, Inc.	258,824	3,105,888
Hingham Institution for Savings	1,857	62,859
*HMN Financial, Inc.	98,439	398,678
Home Federal Bancorp, Inc.	173,107	1,971,689
HopFed Bancorp, Inc.	1,600	18,272
Horace Mann Educators Corp.	697,208	7,913,311
Horizon Bancorp.	2,168	35,187
#*Horizon Financial Corp.	55,424	69,280
#Huntington Bancshares, Inc.	34,443	140,872
IBERIABANK Corp.	216,187	10,126,199
*Independence Holding Co.	152,554	1,014,484
#Independent Bank Corp. (453836108)	23,535	502,002
#Independent Bank Corp. (453838104)	201,613	352,823
Indiana Community Bancorp.	37,203	385,051
Infinity Property & Casualty Corp.	579,946	24,090,957
Integra Bank Corp.	192,005	299,528
#International Bancshares Corp.	55,494	731,411
*Intervest Bancshares Corp.	142,536	454,690
*Investors Bancorp, Inc.	57,896	572,591
Investors Title Co.	32,412	1,008,661
*Irwin Financial Corp.	475,232	304,148
*Jacksonville Bancorp, Inc.	2,740	29,455
Jefferson Bancshares, Inc.	27,344	172,814
*LaBranche & Co., Inc.	659,590	2,499,846
Lakeland Bancorp, Inc.	219,916	1,988,041
Landmark Bancorp, Inc.	17,203	270,947
Legacy Bancorp, Inc.	131,909	1,755,709
LNB Bancorp, Inc.	29,788	225,197
#*Louisiana Bancorp, Inc.	509	6,872
LSB Corp.	68,633	740,550
LSB Financial Corp.	13,477	162,398
#*Macatawa Bank Corp.	362,870	1,001,521
*Magyar Bancorp, Inc.	30,371	121,484
MainSource Financial Group, Inc.	463,928	3,112,957
*Market Leader, Inc.	12,446	23,896
*MarketAxess Holdings, Inc.	35,383	370,106
*Marlin Business Services, Inc.	225,318	1,518,643
#*Maui Land & Pineapple Co., Inc.	14,898	108,755
Mayflower Bancorp, Inc.	5,101	38,206
MB Financial, Inc.	1,089,648	14,982,660
#*MBIA, Inc.	1,969,274	8,251,258
#MBT Financial Corp.	335,703	708,333
*MCG Capital Corp.	2,719,207	9,326,880
Meadowbrook Insurance Group, Inc.	1,571,879	12,433,563
Medallion Financial Corp.	528,265	4,146,880
#*Mercantile Bancorp, Inc.	8,444	37,154
Mercantile Bank Corp.	90,010	354,639
Mercer Insurance Group, Inc.	185,007	3,376,378
Meta Financial Group, Inc.	49,917	1,109,156
MetroCorp Bancshares, Inc.	75,598	293,320
#*MF Global, Ltd.	1,709,266	10,905,117

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*MGIC Investment Corp.	1,678,967	$11,081,182
MicroFinancial, Inc.	215,796	725,075
#*Midwest Banc Holdings, Inc.	97,026	54,335
MidWestOne Financial Group, Inc.	12,783	102,264
#Montpelier Re Holdings, Ltd.	669,388	10,496,004
MutualFirst Financial, Inc.	126,118	979,937
*Nara Bancorp, Inc.	301,756	1,780,360
*National Financial Partners Corp.	534,800	4,011,000
National Interstate Corp.	80,873	1,457,331
#National Penn Bancshares, Inc.	2,286,439	11,386,466
National Security Group, Inc.	7,685	65,322
*National Western Life Insurance Co. Class A	57,945	7,713,638
*Navigators Group, Inc.	458,215	22,594,582
*Nelnet, Inc. Class A	406,706	5,811,829
*New Century Bancorp, Inc.	32,802	203,864
New Hampshire Thrift Bancshares, Inc.	80,641	807,216
New Westfield Financial, Inc.	267,825	2,603,259
#NewAlliance Bancshares, Inc.	3,346,307	40,992,261
*NewBridge Bancorp.	179,269	356,745
*NewStar Financial, Inc.	55,327	148,830
North Central Bancshares, Inc.	39,100	555,220
*North Valley Bancorp.	19,970	87,369
Northeast Bancorp.	28,317	258,817
Northeast Community Bancorp, Inc.	4,430	33,845
Northrim Bancorp, Inc.	128,364	1,886,951
*Northway Financial, Inc.	6,906	56,111
NYMAGIC, Inc.	216,793	3,748,351
#*Ocwen Financial Corp.	1,081,230	15,407,528
#Old Second Bancorp, Inc.	47,868	242,212
OneBeacon Insurance Group, Ltd.	77,956	880,903
Oriental Financial Group, Inc.	143,336	2,022,471
Osage Bancshares, Inc.	500	4,375
#*PAB Bankshares, Inc.	32,111	134,063
#Pacific Capital Bancorp.	500,108	1,060,229
*Pacific Mercantile Bancorp.	146,688	476,736
*Pacific Premier Bancorp, Inc.	98,010	426,344
*Pacific State Bancorp.	13,433	13,164
#PacWest Bancorp.	14,813	238,193
Pamrapo Bancorp, Inc.	14,039	122,841
*Park Bancorp, Inc.	4,725	35,248
Parkvale Financial Corp.	97,714	850,112
Patriot National Bancorp.	78,404	235,212
#*Penson Worldwide, Inc.	328,925	3,838,555
Peoples Bancorp.	14,576	181,690
Peoples Bancorp of North Carolina	18,265	118,722
Peoples Bancorp, Inc.	289,103	5,293,476
#*PHH Corp.	1,610,740	29,524,864
*PICO Holdings, Inc.	334,583	10,147,902
Pinnacle Bancshares, Inc.	17,681	163,991
#*Pinnacle Financial Partners, Inc.	150,289	2,344,508
#*Piper Jaffray Companies, Inc.	490,761	22,506,299
*PMA Capital Corp. Class A	965,797	5,601,623
*PMI Group, Inc.	228,099	524,628
Porter Bancorp, Inc.	798	13,390
*Preferred Bank.	123,820	475,469
Premier Financial Bancorp, Inc.	55,401	331,298
Presidential Life Corp.	894,537	7,997,161
Princeton National Bancorp, Inc.	9,206	151,899
*ProAssurance Corp.	139,160	7,066,545
#Prosperity Bancshares, Inc.	818,650	27,432,962
Providence Community Bancshares, Inc.	2,937	9,604

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Provident Financial Holdings, Inc.	150,679	$1,145,160
#Provident Financial Services, Inc.	2,524,606	29,891,335
Provident New York Bancorp.	1,207,470	11,712,459
Pulaski Financial Corp.	89,342	691,507
Radian Group, Inc.	902,423	3,005,069
*Rainier Pacific Financial Group, Inc.	85,914	94,505
#Renasant Corp.	421,780	6,280,304
*Republic First Bancorp, Inc.	62,088	438,962
#Resource America, Inc.	193,860	1,165,099
*Rewards Network , Inc.	195,495	2,637,228
*Riverview Bancorp, Inc.	224,587	765,842
Rome Bancorp, Inc.	135,130	1,183,739
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,021	8,203
Rurban Financial Corp.	24,763	177,551
*Safeguard Scientifics, Inc.	1,589,461	2,876,924
Safety Insurance Group, Inc.	390,819	12,607,821
Salisbury Bancorp, Inc.	200	5,300
Sanders Morris Harris Group, Inc.	328,663	1,916,105
#Sandy Spring Bancorp, Inc.	308,882	5,003,888
Savannah Bancorp, Inc. (The)	4,125	30,773
*Seabright Insurance Holdings	657,934	6,395,118
#Seacoast Banking Corp. of Florida	441,520	953,683
—#*Security Bank Corp.	13,110	3,146
*Security National Financial Corp. Class A	6,949	17,650
#Selective Insurance Group, Inc.	1,931,259	28,853,009
*SI Financial Group, Inc.	184	846
*Siebert Financial Corp.	51,159	104,876
#Simmons First National Corp. Class A	193,463	5,800,021
Somerset Hills Bancorp.	1,169	9,235
#South Financial Group, Inc.	496,982	800,141
South Street Financial Corp.	11,002	36,857
*Southcoast Financial Corp.	84,932	440,797
*Southern Community Financial Corp.	226,834	675,965
*Southern Connecticut Bancorp, Inc.	40,090	218,490
*Southern First Bancshares, Inc.	42,599	333,550
Southwest Bancorp, Inc.	289,278	2,913,029
*Specialty Underwriters’ Alliance, Inc.	2,765	18,332
State Auto Financial Corp.	802,066	13,867,721
StellarOne Corp.	159,470	2,350,588
#Sterling Bancshares, Inc.	171,218	1,381,729
#*Sterling Financial Corp.	869,862	2,426,915
*Stewart Information Services Corp.	432,344	5,953,377
#*Stratus Properties, Inc.	96,583	519,617
Student Loan Corp.	132,740	5,966,663
*Sun Bancorp, Inc.	582,003	2,601,553
*Superior Bancorp.	154,815	428,838
#Susquehanna Bancshares, Inc.	2,507,238	13,188,072
*Sussex Bancorp.	14,477	54,289
#Synovus Financial Corp.	31,370	110,109
#*Taylor Capital Group, Inc.	176,835	1,206,015
Teche Holding Co.	9,214	315,580
#*Temecula Valley Bancorp, Inc.	48,500	970
*Tennessee Commerce Bancorp, Inc.	3,480	16,530
*Texas Capital Bancshares, Inc.	434	7,209
TF Financial Corp.	67,921	1,192,014
Thomas Properties Group, Inc.	43,071	59,438
*Thomas Weisel Partners Group, Inc.	177,261	753,359
#*TIB Financial Corp.	46,655	97,509
*Tidelands Bancshares, Inc.	15,699	53,377
*TierOne Corp.	62,104	143,460
Timberland Bancorp, Inc.	176,454	914,032

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Tower Financial Corp.	26,009	$127,704
*Tree.com, Inc.	94,275	940,865
*Trenwick Group, Ltd.	199,776	1,798
#Trustmark Corp.	363,846	7,240,535
#UCBH Holdings, Inc.	1,825,309	2,208,624
#UMB Financial Corp.	72,615	3,029,498
#Umpqua Holdings Corp.	2,227,403	21,605,809
Unico American Corp.	145,800	1,219,617
Union Bankshares Corp.	97,320	1,510,406
*United America Indemnity, Ltd.	327,098	1,769,600
United Bancshares, Inc.	3,270	37,769
#*United Community Banks, Inc.	437,198	2,942,343
*United Community Financial Corp.	442,091	605,665
United Financial Bancorp, Inc.	223,658	2,970,178
United Fire & Casualty Co.	991,112	16,660,593
*United PanAm Financial Corp.	115,896	388,252
#*United Security Bancshares	6,915	31,809
United Western Bancorp, Inc.	113,950	909,321
Unitrin, Inc.	1,162,043	15,327,347
*Unity Bancorp, Inc.	28,277	114,522
*Virginia Commerce Bancorp, Inc.	344,855	1,103,536
*Virtus Investment Partners, Inc.	20,310	321,914
VIST Financial Corp.	42,294	263,492
*Waccamaw Bankshares, Inc.	2,871	10,048
Wainwright Bank & Trust Co.	26,609	201,297
Washington Banking Co.	58,558	528,193
Washington Federal, Inc.	1,531,504	21,333,851
*Waterstone Financial, Inc.	77,733	404,212
Wayne Savings Bancshares, Inc.	15,186	91,116
#Webster Financial Corp.	1,396,102	15,789,914
Wesbanco, Inc.	639,779	10,665,116
West Bancorporation	108,796	644,072
#West Coast Bancorp.	180,091	443,024
#*Western Alliance Bancorp.	116,806	809,466
#Whitney Holding Corp.	1,449,689	12,699,276
#Wilmington Trust Corp.	105,476	1,211,919
*Wilshire Enterprises, Inc.	103,903	170,401
#*Wintrust Financial Corp.	865,512	22,633,139
WSB Holdings, Inc.	29,908	68,489
Yadkin Valley Financial Corp.	80,830	556,110
Zenith National Insurance Corp.	469,077	11,196,868

Total Financials		1,237,211,061

Health Care — (5.5%)
*Acadia Pharmaceuticals, Inc.	449,860	1,830,930
*Accelrys, Inc.	207,145	1,242,870
*Achillion Pharmaceuticals, Inc.	145,734	306,041
*Adolor Corp.	161,154	286,854
#*Affymetrix, Inc.	256,362	2,266,240
*Albany Molecular Research, Inc.	1,065,748	10,156,578
*Allied Healthcare International, Inc.	921,864	2,295,441
*Allied Healthcare Products, Inc.	206,989	827,956
*Allion Healthcare, Inc.	636,141	4,707,443
*AMDL, Inc.	84,737	81,348
*American Dental Partners, Inc.	259,089	3,391,475
*American Shared Hospital Services	82,057	172,730
*AMICAS, Inc.	1,437,460	4,226,132
*AMN Healthcare Services, Inc.	133,763	973,795
*AngioDynamics, Inc.	666,108	8,313,028
*Anika Therapeutics, Inc.	66,845	387,701
*AP Pharma, Inc.	32,946	30,640

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Arena Pharmaceuticals, Inc.	23,364	$119,156
#*Ariad Pharmaceuticals, Inc.	840,284	1,621,748
*Arqule, Inc.	212,907	1,302,991
*Arrhythmia Research Technology, Inc.	1,411	4,995
#*ArthroCare Corp.	43,954	593,379
*Aspect Medical Systems, Inc.	12,797	80,109
*Assisted Living Concepts, Inc.	27,111	390,398
*AtriCure, Inc.	2,509	8,756
#*AVI BioPharma, Inc.	211,521	486,498
*Avigen, Inc.	300,630	402,844
*Bioanalytical Systems, Inc.	32,200	21,896
#*BioLase Technology, Inc.	98,779	211,387
#*BioSante Pharmaceuticals, Inc.	92,699	169,639
*BioScrip, Inc.	496,063	2,931,732
*BioSphere Medical, Inc.	4,328	16,317
#*Brookdale Senior Living, Inc.	391,366	4,191,530
*Caliper Life Sciences, Inc.	502,116	848,576
*Cantel Medical Corp.	255,246	3,953,761
*Capital Senior Living Corp.	766,733	3,772,326
*Cardiac Science Corp.	679,538	2,704,561
#*Cardiovascular Systems, Inc.	2,800	28,112
*Cerus Corp.	308,444	515,101
*Columbia Laboratories, Inc.	528,779	629,247
*CombinatoRx, Inc.	224,906	195,668
*CONMED Corp.	859,298	15,106,459
#*Cooper Companies, Inc.	720,236	19,763,276
*Cortex Pharmaceuticals, Inc.	31,137	7,784
*Cross Country Healthcare, Inc.	1,024,329	8,553,147
*CuraGen Corp.	936,372	1,310,921
*Curis, Inc.	521,721	730,409
*Cutera, Inc.	236,555	1,975,234
*Cynosure, Inc. Class A	92,999	898,370
*Cytomedix, Inc.	54,000	23,760
*DepoMed, Inc.	316,940	1,210,711
#*Dexcom, Inc.	254,027	1,641,014
*Digirad Corp.	100,114	209,238
#*Discovery Laboratories, Inc.	624,438	299,730
#*DUSA Pharmaceuticals, Inc.	197,876	211,727
*Dyax Corp.	263,497	998,654
*Dynavax Technologies Corp.	470,278	860,609
#*Emeritus Corp.	5,411	63,038
*Emisphere Technologies, Inc.	403,337	411,404
—*Endo Pharmaceuticals Solutions	667,320	660,647
*Endologix, Inc.	601,902	2,907,187
*Enzo Biochem, Inc.	277,572	1,415,617
*ev3, Inc.	156,154	1,916,010
#*Exelixis, Inc.	372,902	1,995,026
*Five Star Quality Care, Inc.	411,851	1,153,183
*Gentiva Health Services, Inc.	428,807	9,125,013
#*GenVec, Inc.	552,418	442,487
#*Greatbatch, Inc.	26,535	584,831
#*Hanger Orthopedic Group, Inc.	297,457	4,081,110
*Harvard Bioscience, Inc.	211,537	879,994
*Health Management Associates, Inc.	458,950	2,767,469
*HealthTronics, Inc.	438,970	943,786
#*Hemispherx Biopharma, Inc.	32	67
*Hi-Tech Pharmacal Co., Inc.	211,190	3,305,124
*Hollis-Eden Pharmaceuticals, Inc.	236,521	118,260
*Hooper Holmes, Inc.	31,073	13,361
#*Human Genome Sciences, Inc.	197,019	2,817,372
*I-Flow Corp.	254,611	1,937,590

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Immtech International, Inc.	65,084	$11,292
#*Immunomedics, Inc.	818,154	3,387,158
#*Incyte Corp.	549,373	2,856,740
*Infinity Pharmaceuticals, Inc.	32,318	261,129
#*Inovio Biomedical Corp.	278,023	581,068
*IntegraMed America, Inc.	125,305	951,065
*Interleukin Genetics, Inc.	18,140	12,335
#Invacare Corp.	514,161	10,488,884
*Iridex Corp.	97,820	214,226
*ISTA Pharmaceuticals, Inc.	369,034	1,837,789
*Javelin Pharmaceuticals, Inc.	481,762	915,348
Kewaunee Scientific Corp.	58,194	692,509
*Kindred Healthcare, Inc.	1,556,280	21,850,171
*K-V Pharmaceutical Co. Class A	117,089	269,305
*Lannet Co., Inc.	264,971	2,344,993
*LCA-Vision, Inc.	207,117	1,188,852
*LeMaitre Vascular, Inc.	79,100	272,895
*Lexicon Pharmaceuticals, Inc.	1,349,450	1,794,768
#*LifePoint Hospitals, Inc.	1,732,785	47,928,833
*Luna Innovations, Inc.	41,132	16,041
*Maxygen, Inc.	183,628	1,467,188
*MedCath Corp.	726,154	8,757,417
#*MediciNova, Inc.	1,850	11,082
*MedQuist, Inc.	53,649	438,312
*Merge Healthcare, Inc.	278,038	1,048,203
*Metabasis Therapeutics, Inc.	344,163	165,198
*MiddleBrook Pharmaceuticals, Inc.	504,849	732,031
*Misonix, Inc.	124,173	202,402
*Monogram Biosciences, Inc.	6,077	27,529
*Nabi Biopharmaceuticals	138,689	356,431
*National Dentex Corp.	97,089	655,351
*Neurocrine Biosciences, Inc.	373,022	1,189,940
*Neurometric, Inc.	63,412	119,215
*Nighthawk Radiology Holdings, Inc.	151,453	731,518
*NMT Medical, Inc.	158,237	294,321
*Novavax, Inc.	70,145	304,429
*NOVT Corp.	2,900	3,915
*NPS Pharmaceuticals, Inc.	511,014	1,987,844
#*Oculus Innovative Sciences, Inc.	27,995	69,428
*OraSure Technologies, Inc.	227,799	646,949
*Orchid Cellmark, Inc.	117,570	205,748
*Osteotech, Inc.	648,087	3,214,512
*OTIX Global, Inc.	502,388	361,719
#*OXiGENE, Inc.	154,647	231,970
#*Palomar Medical Technologies, Inc.	48,536	725,128
*Par Pharmaceutical Cos., Inc.	80,565	1,305,959
*PDI, Inc.	356,511	1,850,292
*Prospect Medical Holdings, Inc.	4,900	19,845
*Providence Service Corp.	145,675	1,536,871
Psychemedics Corp.	24,886	164,248
*RadNet, Inc.	385,198	1,132,482
*Regeneration Technologies, Inc.	318,203	1,409,639
*RehabCare Group, Inc.	269,312	6,479,647
*Repros Therapeutics, Inc.	56,398	142,687
*Res-Care, Inc.	295,514	4,615,929
*Retractable Technologies, Inc.	39,828	35,049
*Rural/Metro Corp.	131,700	499,143
#*Salix Pharmaceuticals, Ltd.	210,893	2,568,677
*Santarus, Inc.	363,321	1,140,828
#*SciClone Pharmaceuticals, Inc.	516,059	1,806,206
*SCOLR Pharma, Inc.	11,629	3,954

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Sirona Dental Systems, Inc.	116,420	$3,025,756
*Skilled Healthcare Group, Inc.	21,066	174,005
#*Somaxon Pharmaceuticals, Inc.	36,373	77,111
*Spectranetics Corp.	12,620	65,498
*Spectrum Pharmaceuticals, Inc.	374,330	2,508,011
*SRI/Surgical Express, Inc.	146,301	365,753
#*StemCells, Inc.	571,744	966,247
#*Stereotaxis, Inc.	338,556	1,530,273
*Strategic Diagnostics, Inc.	277,238	329,913
*Sun Healthcare Group, Inc.	113,109	1,100,551
*Sunesis Pharmaceuticals, Inc.	12,855	5,271
*SunLink Health Systems, Inc.	44,600	101,242
*Sunrise Senior Living, Inc.	201,395	471,264
*SuperGen, Inc.	348,865	927,981
*Symmetry Medical, Inc.	5,979	51,180
*Theragenics Corp.	560,030	700,038
*Tomotherapy, Inc.	204,810	647,200
*Transcept Pharmaceuticals, Inc.	5,118	29,940
*Trimeris, Inc.	264,366	547,238
#*Triple-S Management Corp.	375,500	6,417,295
*United American Healthcare Corp.	15,300	25,245
*Universal American Corp.	1,085,742	9,880,252
*Urologix, Inc.	28,876	37,539
*Vanda Pharmaceuticals, Inc.	30,824	468,525
*Vical, Inc.	618,065	2,206,492
*Vital Images, Inc.	256,829	3,426,099
*WellCare Health Plans, Inc.	309,331	6,885,708
*Zymogenetics, Inc.	285,028	1,596,157

Total Health Care		349,139,969

Industrials — (15.4%)
*A. T. Cross Co. Class A	281,474	1,218,782
#A.O. Smith Corp.	4,195	163,773
#*AAR Corp.	279,311	5,343,219
*ACCO Brands Corp.	90,252	394,401
#Aceto Corp.	505,278	3,552,104
*Active Power, Inc.	306,219	225,071
*AeroCentury Corp.	26,790	262,542
*Aerosonic Corp.	44,620	205,252
Aircastle, Ltd.	743,061	5,394,623
#*AirTran Holdings, Inc.	231,623	1,676,951
Alamo Group, Inc.	234,217	3,239,221
#*Alaska Air Group, Inc.	613,178	14,139,885
#Albany International Corp. Class A	130,538	1,793,592
#Alexander & Baldwin, Inc.	1,094,786	31,989,647
*Allied Defense Group, Inc.	117,512	404,241
*Allied Motion Technologies, Inc.	44,400	87,912
*Amerco, Inc.	346,284	15,541,226
American Railcar Industries, Inc.	283,347	2,348,947
Ampco-Pittsburgh Corp.	5,429	123,401
*AMREP Corp.	5,000	62,950
#*APAC Customer Services, Inc.	415,608	2,069,728
*Applied Energetics, Inc.	611,786	241,044
#Applied Industrial Technologies, Inc.	1,273,350	28,166,502
#Arkansas Best Corp.	662,145	18,857,890
#*Armstrong World Industries, Inc.	570,872	14,043,451
*ATC Technology Corp.	1,440	30,125
*Atlas Air Worldwide Holding, Inc.	310,981	7,762,086
*Avalon Holding Corp. Class A	40,609	105,177
*Avis Budget Group, Inc.	1,497,185	12,800,932
#Baldor Electric Co.	403,234	10,387,308

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Baldwin Technology Co., Inc. Class A	387,412	$492,013
Barrett Business Services, Inc.	79,172	790,137
#*BE Aerospace, Inc.	638,172	10,312,860
#*Blount International, Inc.	167,483	1,557,592
#*BlueLinx Holdings, Inc.	431,984	1,723,616
*BNS Holding, Inc.	45,855	217,811
*Bowne & Co., Inc.	495,052	3,975,270
*Breeze-Eastern Corp.	67,570	405,420
#Briggs & Stratton Corp.	1,981,397	34,020,586
*BTU International, Inc.	21,348	130,863
#*Builders FirstSource, Inc.	571,279	3,347,695
#*C&D Technologies, Inc.	251,868	503,736
*CAI International, Inc.	51,435	336,385
#*Capstone Turbine Corp.	585,231	673,016
Cascade Corp.	300	7,335
*Casella Waste Systems, Inc. Class A	199,094	549,499
CDI Corp.	249,333	3,166,529
*CECO Environmental Corp.	155,903	579,959
*Celadon Group, Inc.	41,277	381,812
*Cenveo, Inc.	113,472	548,070
#*Ceradyne, Inc.	96,916	1,749,334
*Champion Industries, Inc.	369,015	649,466
*Chart Industries, Inc.	45,797	882,050
Chicago Rivet & Machine Co.	26,148	368,687
CIRCOR International, Inc.	42,417	978,136
#*Coleman Cable, Inc.	21,574	71,194
*Columbus McKinnon Corp.	155,489	2,249,926
*Comforce Corp.	21,165	36,615
*Commercial Vehicle Group, Inc.	283,930	570,699
CompX International, Inc.	63,284	401,853
*COMSYS IT Partners, Inc.	247,121	1,729,847
*Consolidated Graphics, Inc.	207,602	3,799,117
#*Continental Airlines, Inc.	434,442	4,852,717
*Cornell Companies, Inc.	234,186	4,011,606
*Covenant Transport Group Class A	194,919	908,323
*CPI Aerostructures, Inc.	19,331	137,443
Diamond Management & Technology Consultants, Inc.	2,424	12,993
#*Document Securities Systems, Inc.	173,686	371,688
#*Dollar Thrifty Automotive Group, Inc.	240,276	3,976,568
Ducommun, Inc.	296,189	5,118,146
*Dycom Industries, Inc.	407,746	5,190,607
#*Eagle Bulk Shipping, Inc.	477,269	2,744,297
Eastern Co.	79,764	1,422,990
*Ecology & Environment, Inc. Class A	41,675	625,125
#Encore Wire Corp.	291,053	6,312,940
#*Energy Focus, Inc.	136,025	97,938
*EnerSys	1,359,088	26,896,352
#Ennis, Inc.	700,047	10,311,692
#*EnPro Industries, Inc.	285,524	5,088,038
Espey Manufacturing & Electronics Corp.	3,667	58,489
*Esterline Technologies Corp.	1,043,023	29,653,144
#*Evergreen Solar, Inc.	191,029	401,161
*ExpressJet Holdings, Inc.	77,264	107,397
Federal Signal Corp.	478,621	4,240,582
*First Advantage Corp.	456,938	7,429,812
*First Aviation Services, Inc.	8,900	3,649
*Flow International Corp.	97,009	194,018
*Franklin Covey Co.	273,627	1,764,894
Frozen Food Express Industries, Inc.	419,189	1,513,272
#*FuelCell Energy, Inc.	35,456	142,179
G & K Services, Inc. Class A	649,145	14,748,574

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#GATX Corp.	1,352,865	$34,119,255
#*Genco Shipping & Trading, Ltd.	221,944	5,306,681
*Gencor Industries, Inc.	15,055	102,525
*GenCorp, Inc.	661,344	1,719,494
*Gibraltar Industries, Inc.	762,503	5,924,648
*GP Strategies Corp.	172,774	1,199,052
Great Lakes Dredge & Dock Corp.	176,016	1,019,133
*Greenbrier Companies, Inc.	210,076	2,203,697
*Griffon Corp.	739,231	7,126,187
*H&E Equipment Services, Inc.	537,112	5,714,872
Hardinge, Inc.	205,270	808,764
*Herley Industries, Inc.	477,440	5,815,225
Horizon Lines, Inc. Class A	195,414	979,024
*Hudson Highland Group, Inc.	476,441	986,233
#*Hurco Companies, Inc.	58,275	1,137,528
*ICT Group, Inc.	260,063	2,683,850
*Innotrac Corp.	110,636	241,186
*Insituform Technologies, Inc. Class A	231,450	4,258,680
Insteel Industries, Inc.	217,384	2,215,143
*Integrated Electrical Services, Inc.	900	8,235
*Intelligent Systems Corp.	29,047	31,952
*Interline Brands, Inc.	326,110	5,521,042
International Shipholding Corp.	227,392	6,596,642
*Intersections, Inc.	192,076	921,965
#*JetBlue Airways Corp.	1,265,182	6,465,080
*JPS Industries, Inc.	42,300	137,475
*Kadant, Inc.	422,329	4,692,075
*Kelly Services, Inc. Class A	564,829	6,642,389
#Kennametal, Inc.	268,538	5,725,230
*Key Technology, Inc.	7,785	84,623
*Kforce, Inc.	181,702	1,769,777
Kimball International, Inc. Class B	672,579	4,573,537
*Kratos Defense & Security Solutions, Inc.	1,327,414	1,061,931
L.S. Starrett Co. Class A	181,486	1,571,669
*Ladish Co., Inc.	186,470	2,051,170
Lawson Products, Inc.	2,258	37,934
*Layne Christensen Co.	248,997	5,908,699
*LECG Corp.	621,424	2,286,840
*LGL Group, Inc.	7,917	22,959
*LMI Aerospace, Inc.	52,746	479,989
LSI Industries, Inc.	49,272	319,775
*Lydall, Inc.	431,171	1,401,306
*M&F Worldwide Corp.	556,176	11,062,341
*Magnetek, Inc.	392,480	529,848
Manitowoc Co., Inc. (The)	21,550	133,179
*Marten Transport, Ltd.	415,266	7,325,292
#*Metalico, Inc.	255,585	1,160,356
*MFRI, Inc.	204,452	1,226,712
#*Microvision, Inc.	112,384	388,849
*Miller Industries, Inc.	213,944	1,889,126
#*Mobile Mini, Inc.	946,756	15,318,512
*MPS Group, Inc.	3,024,272	26,159,953
Mueller Water Products, Inc.	2,214,313	8,547,248
NACCO Industries, Inc. Class A	170,629	7,181,775
*Nashua Corp.	78,041	515,071
*National Patent Development Corp.	230,265	310,858
National Technical Systems, Inc.	151,136	661,220
#*NCI Building Systems, Inc.	325,416	1,282,139
*NN, Inc.	504,296	1,230,482
#*Northwest Pipe Co.	178,609	6,212,021
*Ocean Power Technologies, Inc.	17,821	84,472

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*On Assignment, Inc.	245,590	$1,038,846
#*Oshkosh Truck Corp. Class B	1,447,301	39,728,412
*P.A.M. Transportation Services, Inc.	144,198	993,524
*Pacer International, Inc.	38,936	96,561
*Paragon Technologies, Inc.	9,306	23,265
*Park-Ohio Holdings Corp.	217,826	1,359,234
*Patrick Industries, Inc.	119,986	172,780
*Pemco Aviation Group Inc.	10,158	12,190
*PGT, Inc.	81,061	164,554
*Pinnacle Airlines Corp.	71,620	239,211
*Plug Power, Inc.	526,873	416,230
#*Polypore International, Inc.	84,934	1,048,935
Portec Rail Products, Inc.	80,091	804,915
*PowerSecure International, Inc.	411,146	2,487,433
Preformed Line Products Co.	47,846	1,678,438
Providence & Worcester Railroad Co.	72,542	852,006
*Quality Distribution, Inc.	188,885	566,655
Quanex Building Products Corp.	2,620	31,152
#*Quixote Corp.	11,857	28,813
*RCM Technologies, Inc.	123,033	276,824
#Regal-Beloit Corp.	7,538	349,462
*Republic Airways Holdings, Inc.	1,682,318	8,613,468
#*Rush Enterprises, Inc. Class A	863,003	11,305,339
*Rush Enterprises, Inc. Class B	332,468	3,673,771
*Saia, Inc.	346,986	6,266,567
*SatCon Technology Corp.	94,200	178,038
*Sauer-Danfoss, Inc.	36,788	193,137
#Schawk, Inc.	143,046	1,035,653
#*School Specialty, Inc.	591,995	13,242,928
Seaboard Corp.	18,999	20,803,905
Servotronics, Inc.	11,102	68,055
*SIFCO Industries, Inc.	69,115	711,884
SkyWest, Inc.	1,621,728	20,563,511
*SL Industries, Inc.	19,213	120,081
*Sparton Corp.	310,745	901,160
*Spherion Corp.	1,016,596	5,591,278
#Standard Register Co.	206,340	730,444
Standex International Corp.	309,738	3,881,017
Steelcase, Inc. Class A	254,182	1,860,612
*Sunair Electronics, Inc.	14,871	33,906
Superior Uniform Group, Inc.	144,642	1,200,529
*Supreme Industries, Inc.	104,478	223,583
*Sypris Solutions, Inc.	275,157	575,078
#TAL International Group, Inc.	49,355	547,347
*Taser International, Inc.	158,485	830,461
*TeamStaff, Inc.	9,762	14,985
*Tech/Ops Sevcon, Inc.	3,000	8,550
Technology Research Corp.	100,707	289,029
*Tecumseh Products Co. Class A	439,770	3,597,319
*Tecumseh Products Co. Class B	55,877	570,504
Textainer Group Holdings, Ltd.	1,000	12,020
*Thomas Group, Inc.	45,972	33,789
Timken Co.	13,517	275,476
Titan International, Inc.	154,767	1,151,466
Todd Shipyards Corp.	65,957	1,101,482
*Trailer Bridge, Inc.	86,120	360,412
*Transcat, Inc.	58,700	352,200
*TRC Companies, Inc.	335,630	1,503,622
Tredegar Industries, Inc.	1,245,361	18,232,085
*TriMas Corp.	4,750	20,615
#Trinity Industries, Inc.	1,524,225	21,278,181

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Triumph Group, Inc.	327,969	$13,099,082
*Tufco Technologies, Inc.	35,571	107,424
#*Tutor Perini Corp.	482,954	8,910,501
Twin Disc, Inc.	108,003	952,586
*U.S. Home Systems, Inc.	106,855	278,892
*United Capital Corp.	106,891	2,597,451
#*United Rentals, Inc.	1,216,569	9,087,770
Universal Forest Products, Inc.	483,050	21,563,352
*Universal Security Instruments, Inc.	30,409	166,185
*UQM Technologies, Inc.	280,621	1,192,639
*USA Truck, Inc.	337,839	4,868,260
#*USG Corp.	1,188,705	16,808,289
*Valence Technology, Inc.	4,800	8,784
*Valpey Fisher Corp.	15,889	21,450
*Versar, Inc.	27,971	110,485
Viad Corp.	330,580	5,857,878
Virco Manufacturing Corp.	34,320	108,108
*Volt Information Sciences, Inc.	553,904	4,409,076
*Wabash National Corp.	530,296	440,146
*Waste Services, Inc.	371,993	1,778,127
#Watts Water Technologies, Inc.	898,916	23,677,447
*WCA Waste Corp.	497,320	2,178,262
#Werner Enterprises, Inc.	1,465,215	26,461,783
*Willdan Group, Inc.	15,995	27,991
*Willis Lease Finance Corp.	277,266	4,006,494
#*YRC Worldwide, Inc.	807,545	1,130,563

Total Industrials		985,440,622

Information Technology — (15.8%)
*3Com Corp.	1,074,071	4,049,248
#*Access Integrated Technologies, Inc.	269,160	242,244
*Acorn Energy, Inc.	172,475	715,771
*Actel Corp.	675,228	7,522,040
*ActivIdentity Corp.	627,253	1,580,678
*Adaptec, Inc.	4,351,687	11,575,487
*Advanced Analogic Technologies, Inc.	467,384	2,252,791
#*Advanced Energy Industries, Inc.	6,409	77,100
*Advanced Photonix, Inc.	29,384	17,630
*Aehr Test Systems	57,840	53,791
*Aetrium, Inc.	178,073	365,050
Agilysys, Inc.	552,954	2,604,413
#*Amkor Technology, Inc.	126,103	789,405
*Amtech Systems, Inc.	66,271	380,396
*Anadigics, Inc.	625,950	2,591,433
*Anaren, Inc.	335,363	6,029,827
*Applied Micro Circuits Corp.	1,142,158	9,879,667
#*Arris Group, Inc.	2,066,487	25,169,812
*Aspen Technology, Inc.	326,227	3,229,647
*Astea International, Inc.	12,475	29,067
Astro-Med, Inc.	98,509	547,710
#*ATMI, Inc.	28,534	519,033
*Autobytel, Inc.	407,340	200,411
*Avid Technology, Inc.	938,560	11,497,360
#*Avocent Corp.	798,091	12,378,391
AVX Corp.	325,307	3,575,124
*Aware, Inc.	661,315	1,851,682
*AXT, Inc.	317,739	606,881
Bel Fuse, Inc. Class A	5,345	84,451
Bel Fuse, Inc. Class B	67,948	1,248,884
*Bell Microproducts, Inc.	623,870	979,476
*Benchmark Electronics, Inc.	2,841,081	44,889,080

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Black Box Corp.	490,438	$13,472,332
*Blonder Tongue Laboratories, Inc.	8,764	16,652
*Bogen Communications International, Inc.	43,800	162,060
*Brightpoint, Inc.	253,273	1,504,442
*Brooks Automation, Inc.	2,585,733	15,333,397
#*Cadence Design Systems, Inc.	75,722	446,760
*CalAmp Corp.	345,641	629,067
*California Micro Devices Corp.	745,104	2,384,333
*Cascade Microtech, Inc.	281,350	1,131,027
*CEVA, Inc.	133,628	1,171,918
#*Checkpoint Systems, Inc.	360,989	6,255,939
*Chordiant Software, Inc.	59,674	234,519
*Chyron International Corp.	51,176	64,482
*Ciber, Inc.	2,122,374	7,025,058
#*Ciena Corp.	419,037	4,676,453
*Cirrus Logic, Inc.	210,535	1,132,678
*Clarus Corp.	371,800	1,550,406
*Clearfield, Inc.	77,789	135,353
#*Coherent, Inc.	952,417	18,686,422
Cohu, Inc.	712,585	8,643,656
*Comarco, Inc.	10,221	22,895
—#*Commerce One LLC	55,600	—
Communications Systems, Inc.	103,486	1,236,658
*Computer Task Group, Inc.	194,896	1,266,824
*Concurrent Computer Corp.	136,268	738,573
#*Convera Corp.	348,249	66,202
*Convergys Corp.	1,194,426	12,792,302
*CPI International, Inc.	130,361	1,244,948
*Cray, Inc.	413	3,354
*CSP, Inc.	117,245	442,014
CTS Corp.	1,269,698	10,703,554
*CyberOptics Corp.	266,732	1,787,104
#*Cypress Semiconductor Corp.	1,063,190	11,291,078
*Data I/O Corp.	80,182	247,762
*Datalink Corp.	63,365	193,263
*Dataram Corp.	75,871	110,772
*DDi Corp.	351,575	1,687,560
*Digi International, Inc.	714,872	7,298,843
#*Digimarc Corp.	86,630	1,204,157
*Ditech Networks, Inc.	685,602	932,419
*DivX, Inc.	19,925	116,163
*Dot Hill Systems Corp.	526,584	437,065
*DSP Group, Inc.	398,911	3,474,515
*Dynamics Research Corp.	76,718	945,166
*Easylink Services International Corp.	34,202	59,169
*Echostar Holding Corp.	67,991	1,002,187
*EDGAR Online, Inc.	207,114	306,529
*Edgewater Technology, Inc.	298,591	791,266
*EFJohnson Technologies, Inc.	508,819	346,048
Electro Rent Corp.	570,598	5,432,093
*Electro Scientific Industries, Inc.	1,199,372	15,711,773
*Electronics for Imaging, Inc.	956,165	10,900,281
#*EMCORE Corp.	93,441	117,736
*EMS Technologies, Inc.	128,997	2,837,934
*Emulex Corp.	23,702	216,399
*En Pointe Technologies, Inc.	38,700	93,654
*Endwave Corp.	332,391	791,091
*Entegris, Inc.	2,184	8,146
*Entorian Technologies, Inc.	411,990	119,353
*ePlus, Inc.	272,314	4,457,780
*Euronet Worldwide, Inc.	322,775	6,791,186

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Evans & Sutherland Computer Corp.	145,693	$24,768
*Exar Corp.	775,588	5,452,384
*Extreme Networks, Inc.	1,864,692	4,232,851
*Fairchild Semiconductor Corp. Class A	1,401,178	12,372,402
*Frequency Electronics, Inc.	204,701	716,453
*FSI International, Inc.	597,144	507,214
*Gerber Scientific, Inc.	416,539	1,303,767
*Giga-Tronics, Inc.	14,300	23,452
*Global Cash Access, Inc.	336,154	3,025,386
*Globecomm Systems, Inc.	230,312	1,828,677
*Goldleaf Financial Solutions, Inc.	226,229	128,951
*GSI Technology, Inc.	3,000	11,880
*GTSI Corp.	237,469	1,510,303
*Halifax Corp.	2,700	3,807
*Harris Stratex Networks, Inc. Class A	530,952	3,684,807
*Hauppauge Digital, Inc.	130,387	144,730
*Hutchinson Technology, Inc.	432,238	1,413,418
*Hypercom Corp.	812,432	1,730,480
*I.D. Systems, Inc.	151,003	554,181
#*iGo, Inc.	373,705	302,701
*Ikanos Communications, Inc.	199,994	351,989
*Imation Corp.	1,609,486	14,614,133
*infoGROUP, Inc.	302,011	1,818,106
*InfoSpace, Inc.	523,568	3,832,518
*Insight Enterprises, Inc.	830,111	8,550,143
*InsWeb Corp.	19,975	48,339
*Integrated Device Technology, Inc.	4,321,153	29,254,206
*Integrated Silicon Solution, Inc.	379,629	1,195,831
#*Intelli-Check, Inc.	159,451	274,256
*Intelligroup, Inc.	70,500	148,050
*Internap Network Services Corp.	855,206	2,599,826
*International Rectifier Corp.	476,850	7,896,636
*Internet Brands, Inc.	323,405	2,428,772
*Internet Capital Group, Inc.	1,072,331	8,010,313
*Interphase Corp.	86,887	433,566
*Intest Corp.	3,293	557
*Intevac, Inc.	186,577	2,147,501
*IntriCon Corp.	41,096	106,850
*Inuvo, Inc.	167,522	50,257
*INX, Inc.	8,060	46,345
*iPass, Inc.	396,852	706,397
*Iteris, Inc.	108,667	133,660
#*IXYS Corp.	219,799	1,699,046
#Jabil Circuit, Inc.	231,555	2,121,044
*Jaco Electronics, Inc.	54,959	39,021
*JDS Uniphase Corp.	153,891	901,801
Keithley Instruments, Inc.	154,181	858,788
#*Kemet Corp.	92,927	67,837
*Kenexa Corp.	331,498	4,044,276
*Key Tronic Corp.	365,738	640,041
*Keynote Systems, Inc.	440,972	4,436,178
*Knot, Inc. (The)	75,699	661,609
*Kopin Corp.	343,519	1,363,770
*Kulicke & Soffa Industries, Inc.	571,610	3,355,351
*KVH Industries, Inc.	51,442	418,223
#*L-1 Identity Solutions, Inc.	516,556	4,065,296
*Lattice Semiconductor Corp.	1,822,195	4,027,051
*LeCroy Corp.	173,645	689,371
#*LightPath Technologies, Inc.	11,338	16,894
*Lionbridge Technologies, Inc.	959,113	2,110,049
*Logic Devices, Inc.	74,636	46,356

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*LogicVision, Inc.	56,300	$83,605
*LoJack Corp.	198,770	810,982
*LookSmart, Ltd.	544,441	615,218
*Loral Space & Communications, Inc.	135,330	2,832,457
*Mace Security International, Inc.	183,086	181,255
*Magma Design Automation, Inc.	484,604	712,368
Marchex, Inc. Class B	294,304	1,289,052
*Mastech Holdings, Inc.	44,797	147,830
*Mattson Technology, Inc.	677,422	1,022,907
*Measurement Specialties, Inc.	36,729	295,668
#*Mechanical Technology, Inc.	34,024	23,817
#*Mentor Graphics Corp.	303,525	2,106,463
*Mercury Computer Systems, Inc.	278,616	3,204,084
*Merix Corp.	246,738	441,661
*Merrimac Industries, Inc.	40,915	345,732
Methode Electronics, Inc.	1,273,546	9,653,479
*Microtune, Inc.	216,057	445,077
*Mindspeed Technologies, Inc.	270,551	730,488
*MIPS Technologies, Inc.	162,213	577,478
#*MKS Instruments, Inc.	2,124,394	41,149,512
*ModusLink Global Solutions, Inc.	676,283	4,821,898
*MoSys, Inc.	242,165	392,307
*MSC.Software Corp.	234,683	1,715,533
*MTM Technologies, Inc.	386	347
*Nanometrics, Inc.	254,499	944,191
*Napco Security Technologies, Inc.	49,049	63,764
*NETGEAR, Inc.	13,704	233,105
#*Network Equipment Technologies, Inc.	258,629	1,474,185
*Newport Corp.	1,732,785	12,805,281
#*Novatel Wireless, Inc.	404,593	3,835,542
*Nu Horizons Electronics Corp.	282,511	1,115,918
*NumereX Corp. Class A	104,799	576,918
*NYFIX, Inc.	462,231	392,896
O.I. Corp.	53,861	274,691
*Occam Networks, Inc.	75,070	295,776
*Oclaro, Inc.	704,001	415,361
*OmniVision Technologies, Inc.	1,301,117	17,213,778
*Omtool, Ltd.	52,214	39,160
#*On2 Technologies, Inc.	18,063	7,045
*Online Resources Corp.	109,233	722,030
*Open Text Corp.	73,729	2,778,109
*Openwave Systems, Inc.	448,242	1,174,394
*Oplink Communications, Inc.	690,269	8,780,222
*Opnext, Inc.	84,537	171,610
*Optelecom-NKF, Inc.	8,825	32,652
*OPTi, Inc.	164,800	618,000
*Optical Cable Corp.	116,577	402,191
*Orbcomm, Inc.	663,191	1,485,548
*OSI Systems, Inc.	168,414	3,336,281
*Overland Storage, Inc.	92,828	71,478
*PAR Technology Corp.	108,921	601,244
*PC Connection, Inc.	897,789	5,153,309
*PC Mall, Inc.	92,941	807,657
*PC-Tel, Inc.	638,185	4,269,458
*PDF Solutions, Inc.	309,165	711,079
*Perceptron, Inc.	144,868	593,959
*Perficient, Inc.	129,871	958,448
*Performance Technologies, Inc.	289,576	868,728
*Pericom Semiconductor Corp.	325,141	3,088,839
*Pervasive Software, Inc.	437,499	2,327,495
*Photronics, Inc.	1,304,161	6,664,263

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Planar Systems, Inc.	259,633	$308,963
*PLATO Learning, Inc.	258,977	1,121,370
*PLX Technology, Inc.	334,034	1,302,733
*Presstek, Inc.	291,393	495,368
—*Price Communications Liquidation Trust	1,498,306	204,639
QAD, Inc.	108,258	407,050
Qualstar Corp.	250,983	552,163
*QuickLogic Corp.	280,437	356,155
*Radiant Systems, Inc.	115,601	1,162,946
*RadiSys Corp.	383,192	3,034,881
*RAE Systems, Inc.	481,293	726,752
*Rainmaker Systems, Inc.	227,658	365,391
*RealNetworks, Inc.	2,427,168	7,038,787
*Relm Wireless Corp.	133,363	212,047
Renaissance Learning, Inc.	37,967	369,419
*RF Industries, Ltd.	5,380	24,210
*RF Micro Devices, Inc.	2,041,101	10,613,725
*RF Monolithics, Inc.	18,387	9,561
Richardson Electronics, Ltd.	461,490	1,716,743
#*Rovi Corp.	454,177	11,881,270
*Rudolph Technologies, Inc.	502,812	4,107,974
*S1 Corp.	765,354	5,426,360
#*Saba Software, Inc.	263,843	1,005,242
*SCM Microsystems, Inc.	378,413	832,509
*SeaChange International, Inc.	517,564	4,735,711
*Semitool, Inc.	221,193	1,309,463
Servidyne, Inc.	21,203	39,438
*Sigmatron International, Inc.	16,500	33,825
*Silicon Graphics International Corp.	893,591	4,485,827
*Silicon Image, Inc.	477,082	1,168,851
*Silicon Storage Technology, Inc.	3,778,252	7,103,114
*Skyworks Solutions, Inc.	4,017,775	48,534,722
*Smart Modular Technologies (WWH), Inc.	74,114	220,860
*Smith Micro Software, Inc.	178,957	2,045,478
*Soapstone Networks, Inc.	352,815	174,643
#*Sonic Solutions, Inc.	335,336	1,217,270
*SonicWALL, Inc.	1,654,865	12,560,425
*Sonus Networks, Inc.	486,588	924,517
*Soundbite Communications, Inc.	800	2,560
*SourceForge, Inc.	854,769	1,017,175
*Spectrum Control, Inc.	263,146	2,597,251
*SRS Labs, Inc.	52,012	386,969
*Standard Microsystems Corp.	33,709	782,049
*StarTek, Inc.	225,810	2,133,904
*Sunrise Telecom, Inc.	132,300	116,424
*Support.com, Inc.	941,772	2,316,759
*Sycamore Networks, Inc.	6,832,668	23,231,071
*Symmetricom, Inc.	312,259	2,023,438
*Symyx Technologies, Inc.	37,339	258,759
#*SYNNEX Corp.	1,047,945	29,782,597
#*Tech Data Corp.	1,380,727	48,228,794
Technitrol, Inc.	218,841	1,588,786
*Technology Solutions Co.	35,343	7,422
*TechTarget, Inc.	19,099	106,954
*TechTeam Global, Inc.	233,641	1,516,330
*Telular Corp.	286,285	750,067
#*Teradyne, Inc.	408,457	3,218,641
*Tessco Technologies, Inc.	61,473	927,013
TheStreet.com, Inc.	274,861	571,711
#*THQ, Inc.	142,138	953,746
*Tier Technologies, Inc. Class B	476,690	3,527,506

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TII Network Technologies, Inc.	92,005	$96,605
*Tollgrade Communications, Inc.	330,412	1,847,003
#*Track Data Corp.	16,348	54,765
*Trident Microsystems, Inc.	219,440	368,659
*Trio-Tech International	35,820	86,505
*Triquint Semiconductor, Inc.	3,617,485	25,973,542
*TSR, Inc.	2,290	4,923
*TTM Technologies, Inc.	352,883	3,482,955
Ulticom, Inc.	208,419	375,154
*Ultra Clean Holdings, Inc.	250,347	988,871
United Online, Inc.	155,699	1,429,317
#*UTStarcom, Inc.	901,191	1,541,037
*ValueClick, Inc.	34,127	392,460
*Veeco Instruments, Inc.	349,413	6,582,941
#*VeriFone Holdings, Inc.	17,262	155,531
#*Vertro, Inc.	74,028	15,472
*Vicon Industries, Inc.	102,175	664,137
*Virage Logic Corp.	315,271	1,573,202
*Vishay Intertechnology, Inc.	3,125,832	22,224,666
Wayside Technology Group, Inc.	6,962	51,658
*Web.com Group, Inc.	187,814	1,153,178
*White Electronics Designs Corp.	798,028	3,646,988
*Winland Electronics, Inc.	2,200	1,606
#*Wireless Ronin Technologies, Inc.	151,690	459,621
*Wireless Telecom Group, Inc.	176,100	119,748
*WPCS International, Inc.	31,474	91,589
*X-Rite, Inc.	401,930	707,397
#*Zix Corp.	441,476	728,435
*Zoran Corp.	590,427	6,801,719
*Zygo Corp.	534,211	3,376,213

Total Information Technology		1,013,375,663

Materials — (4.8%)
A. Schulman, Inc.	599,713	12,779,884
#A.M. Castle & Co.	561,035	5,918,919
*American Pacific Corp.	139,259	1,127,998
Ashland, Inc.	121,364	4,022,003
*Boise, Inc.	4,600	10,948
#*Brush Engineered Materials, Inc.	209,075	4,459,570
*Buckeye Technologies, Inc.	850,296	5,399,380
*Bway Holding Co.	124,435	1,978,516
#Cabot Corp.	719,441	13,165,770
Carpenter Technology Corp.	153,340	2,865,925
#*Century Aluminum Co.	353,439	2,961,819
#*Coeur d’Alene Mines Corp.	958,934	13,616,863
*Continental Materials Corp.	10,786	92,760
*Core Molding Technologies, Inc.	99,118	303,301
#Cytec Industries, Inc.	486,012	12,198,901
*Detrex Corp.	12,700	28,257
*Ferro Corp.	863,348	4,290,839
#*Flotek Industries, Inc.	221,927	417,223
Friedman Industries, Inc.	162,178	893,601
*General Moly, Inc.	517,370	1,464,157
*Graphic Packaging Holding Co.	6,215,796	13,239,645
#*Haynes International, Inc.	142,504	3,281,867
#*Headwaters, Inc.	1,389,210	4,264,875
#*Hecla Mining Co.	222,000	699,300
*Horsehead Holding Corp.	201,238	2,151,234
*Huntsman Corp.	794,500	4,878,230
*ICO, Inc.	192,412	794,661
*Impreso, Inc.	6,400	6,720

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Innospec, Inc.	4,787	$57,157
#Kaiser Aluminum Corp.	293,529	9,704,069
#*Kapstone Paper and Packaging Corp.	57,745	291,035
KMG Chemicals, Inc.	91,500	677,100
*Louisiana-Pacific Corp.	1,482,808	6,257,450
*Material Sciences Corp.	216,679	301,184
Minerals Technologies, Inc.	168,942	7,343,909
#*Mines Management, Inc.	260,716	461,467
*Mod-Pac Corp.	23,262	63,273
Myers Industries, Inc.	481,348	4,736,464
*Nanophase Technologies Corp.	225,221	213,960
Neenah Paper, Inc.	101,993	999,531
NL Industries, Inc.	249,160	1,701,763
#*Northern Technologies International Corp.	3,541	30,771
#Olympic Steel, Inc.	211,298	5,390,212
#*OM Group, Inc.	835,426	28,120,439
*OMNOVA Solutions, Inc.	515,056	2,889,464
P.H. Glatfelter Co.	1,223,100	12,659,085
*Penford Corp.	263,939	1,731,440
*PolyOne Corp.	3,269,889	14,027,824
*Rock of Ages Corp.	57,681	123,726
#*Rockwood Holdings, Inc.	53,200	953,344
*RTI International Metals, Inc.	477,302	8,476,883
Schweitzer-Maudoit International, Inc.	129,044	4,219,739
Sensient Technologies Corp.	62,880	1,583,947
*Spartech Corp.	776,297	9,703,712
*Stillwater Mining Co.	365,284	2,443,750
*Synalloy Corp.	19,588	170,416
#Temple-Inland, Inc.	763,429	11,955,298
*U.S. Concrete, Inc.	610,179	1,195,951
*U.S. Energy Corp.	25,300	53,130
#*U.S. Gold Corp.	279,759	828,087
*Universal Stainless & Alloy Products, Inc.	48,582	855,529
*Vulcan International Corp.	11,100	371,850
*Wausau Paper Corp.	907,794	8,533,264
*Webco Industries, Inc.	9,290	408,760
#Westlake Chemical Corp.	1,707,624	42,673,524
#Worthington Industries, Inc.	20,899	276,285
*Zoltek Companies, Inc.	42,461	421,213

Total Materials		310,219,171

Other — (0.0%)
—*Allen Organ Co. Escrow Shares	4,900	44,529
—*Big 4 Ranch, Inc.	73,300	—
—*ePresence, Inc. Escrow Shares	312,600	—
—*Landco Real Estate LLC	4,900	—
—*MAIR Holdings, Inc. Escrow Shares	593,484	—
—*Noel Group, Inc.	95,400	477
—*Petrocorp, Inc. Escrow Shares	102,600	6,156
—*Tripos Escrow Shares	200	18

Total Other		51,180

Telecommunication Services — (0.3%)
*Arbinet Corp.	552,802	1,160,884
#*Centennial Communications Corp.	321,337	2,464,655
*Cincinnati Bell, Inc.	879,028	2,751,358
#Consolidated Communications Holdings, Inc.	38,033	480,357
D&E Communications, Inc.	363,318	3,851,171
*General Communications, Inc. Class A	151,905	1,040,549
*iBasis, Inc.	493,464	962,255
*IDT Corp. Class B	13,356	34,725

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*iPCS, Inc.	74,187	$1,336,108
*PAETEC Holding Corp.	566,066	1,664,234
*Purple Communications, Inc.	559	1,481
*SureWest Communications	354,061	4,535,521
*Xeta Corp.	65,385	140,578

Total Telecommunication Services		20,423,876

Utilities — (0.0%)
Connecticut Water Services, Inc.	30,199	653,204
Delta Natural Gas Co., Inc.	516	12,431
Maine & Maritimes Corp.	43,071	1,550,556
*Renegy Holdings, Inc.	33,158	66,316

Total Utilities		2,282,507

TOTAL COMMON STOCKS		5,537,197,637

RIGHTS/WARRANTS — (0.0%)
—*CSF Holding, Inc. Litigation Rights	40,500	—
*Federal-Mogul Corp. Warrants 12/27/14	62,197	18,037
—*Lantronix, Inc. Warrants 2008	599	—
—*Preferred Bank Rights 08/24/09	123,820	41,604

TOTAL RIGHTS/WARRANTS		59,641

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $8,730,000 FHLMC 4.50%, 05/01/23, valued at $7,710,345) to be repurchased at $7,596,120	$7,596	7,596,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund LP	859,972,063	859,972,063
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $7,687,055 FHLMC 4.000%, 07/01/39, valued at $7,486,130) to be repurchased at $7,268,208	$7,268	7,268,087
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $3,100,000 FNMA 6.000%, 02/01/39, valued at $2,891,246) to be repurchased at $2,802,990	2,803	2,802,946

TOTAL SECURITIES LENDING COLLATERAL		870,043,096

TOTAL INVESTMENTS — (100.0%) (Cost $7,337,542,951)##		$6,414,896,374

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,033,682,853	—	—	$1,033,682,853
Consumer Staples	179,203,417	—	—	179,203,417
Energy	406,167,318	—	—	406,167,318
Financials	1,237,207,915	$3,146	—	1,237,211,061
Health Care	348,479,322	660,647	—	349,139,969
Industrials	985,440,622	—	—	985,440,622
Information Technology	1,013,171,024	204,639	—	1,013,375,663
Materials	310,219,171	—	—	310,219,171
Other	—	51,180	—	51,180
Telecommunication Services	20,423,876	—	—	20,423,876
Utilities	2,282,507	—	—	2,282,507
Rights/Warrants	18,037	41,604	—	59,641
Temporary Cash Investments	—	7,596,000	—	7,596,000
Securities Lending Collateral	—	870,043,096	—	870,043,096

TOTAL	$5,536,296,062	$878,600,312	—	$6,414,896,374

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (81.4%)
Consumer Discretionary — (10.3%)
#*1-800-FLOWERS.COM, Inc.	2,828	$6,787
*4Kids Entertainment, Inc.	2,300	4,025
*99 Cents Only Stores	25,569	374,586
*A.C. Moore Arts & Crafts, Inc.	5,200	18,772
Aaron’s, Inc.	18,770	515,612
Aaron’s, Inc. Class A	1,144	25,168
#*Abercrombie & Fitch Co.	36,520	1,044,107
*Acme Communications, Inc.	1,700	510
Acme United Corp.	1,000	8,450
Advance Auto Parts, Inc.	14,900	688,827
#*Aeropostale, Inc.	11,541	420,092
*AFC Enterprises, Inc.	7,503	55,747
*Aldila, Inc.	1,600	5,456
*Alloy, Inc.	5,507	35,355
#*Amazon.com, Inc.	49,380	4,234,829
Ambassadors Group, Inc.	6,985	108,198
*American Apparel, Inc.	3,840	14,746
#*American Axle & Manufacturing Holdings, Inc.	16,090	35,398
*American Biltrite, Inc.	327	412
American Eagle Outfitters, Inc.	72,900	1,049,031
American Greetings Corp. Class A	9,000	141,930
*American Public Education, Inc.	1,700	60,129
*America’s Car-Mart, Inc.	4,510	98,634
*Amerigon, Inc.	5,796	48,744
Ameristar Casinos, Inc.	21,231	396,807
*AnnTaylor Stores Corp.	22,800	275,196
#*Apollo Group, Inc. Class A	18,300	1,263,432
Arbitron, Inc.	7,506	122,198
#*Arctic Cat, Inc.	2,500	15,400
*Ark Restaurants Corp.	983	12,523
#*ArvinMeritor, Inc.	39,700	287,428
*Asbury Automotive Group, Inc.	7,700	107,723
*Ascent Media Corp. (043632108)	2,688	74,511
*Ascent Media Corp. (043632207)	60	15,060
*Atrinsic, Inc.	1,352	1,406
*Audiovox Corp. Class A	7,007	55,285
#*AutoNation, Inc.	94,630	1,956,948
#*Autozone, Inc.	6,253	960,273
*Bakers Footwear Group, Inc.	600	474
*Ballantyne Strong, Inc.	3,565	8,413
*Bally Technologies, Inc.	4,800	173,808
#Barnes & Noble, Inc.	23,332	537,336
Barry (R.G.) Corp.	8,519	60,826
*Bassett Furniture Industries, Inc.	3,800	9,500
*Beasley Broadcast Group, Inc.	1,050	3,056
*Beazer Homes USA, Inc.	15,700	50,554
bebe stores, inc.	35,583	258,688
*Bed Bath and Beyond, Inc.	31,900	1,108,525
*Belo Corp.	1,780	4,236
Belo Corp. Class A	26,410	75,797
*Benihana, Inc.	1,044	8,989
*Benihana, Inc. Class A	1,488	11,934
#Best Buy Co., Inc.	47,643	1,780,419
Big 5 Sporting Goods Corp.	11,079	144,027
#*Big Lots, Inc.	27,132	625,121
#*BJ’s Restaurants, Inc.	14,200	228,336
Black & Decker Corp.	8,300	312,080

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Blockbuster, Inc. Class A	28,300	$20,659
*Blockbuster, Inc. Class B	7,500	2,850
#*Blue Nile, Inc.	2,457	113,587
*Bluegreen Corp.	10,800	29,916
Blyth, Inc.	4,225	179,267
Bob Evans Farms, Inc.	12,710	368,844
*Bon-Ton Stores, Inc.	2,290	8,015
Books-A-Million, Inc.	6,280	58,216
*Borders Group, Inc.	25,293	100,413
#BorgWarner, Inc.	42,300	1,403,937
Bowl America, Inc. Class A	1,359	18,211
*Boyd Gaming Corp.	35,650	327,624
#Brinker International, Inc.	40,183	668,645
*Brink’s Home Security Holdings, Inc.	15,200	453,264
#*Brookfield Homes Corp.	11,200	63,056
Brown Shoe Company, Inc.	16,919	131,122
*Brunswick Corp.	71,200	511,216
Buckle, Inc.	11,475	355,036
*Buffalo Wild Wings, Inc.	6,300	254,205
*Build-A-Bear-Workshop, Inc.	8,500	40,375
#Burger King Holdings, Inc.	41,800	711,436
#*Cabela’s, Inc.	33,087	536,340
Cablevision Systems New York Group Class A	12,600	257,922
*Cache, Inc.	4,500	19,215
#*California Coastal Communities, Inc.	1,578	2,146
#*California Pizza Kitchen, Inc.	10,000	165,000
Callaway Golf Co.	36,962	235,448
*Canterbury Park Holding Corp.	514	3,598
#*Capella Education Co.	3,380	217,537
#*Career Education Corp.	35,600	815,952
*Caribou Coffee Co.	5,000	29,050
#*CarMax, Inc.	61,958	999,383
*Carmike Cinemas, Inc.	4,200	39,900
Carnival Corp.	93,834	2,626,414
*Carriage Services, Inc.	6,149	22,567
*Carrols Restaurant Group, Inc.	8,000	54,160
*Carter’s, Inc.	22,073	625,549
*Casual Male Retail Group, Inc.	9,589	20,425
Cato Corp. Class A	10,000	198,900
*Cavalier Homes, Inc.	3,130	8,576
*Cavco Industries, Inc.	3,108	106,387
CBS Corp. Class A	5,004	41,083
CBS Corp. Class B	105,134	861,047
*CEC Entertainment, Inc.	5,094	148,592
*Centex Corp.	57,900	631,689
*Champion Enterprises, Inc.	14,495	6,813
*Charles & Colvard, Ltd.	1,210	508
*Charlotte Russe Holding, Inc.	8,000	120,080
*Charming Shoppes, Inc.	43,936	212,211
#*Cheesecake Factory, Inc.	22,142	428,891
#Cherokee, Inc.	1,652	33,536
*Chico’s FAS, Inc.	24,497	280,981
#*Children’s Place Retail Stores, Inc. (The)	12,401	406,381
#*Chipotle Mexican Grill, Inc.	1,900	178,277
*Chipotle Mexican Grill, Inc. Class B	6,200	506,850
#Choice Hotels International, Inc.	21,800	607,130
Christopher & Banks Corp.	13,900	110,088
*Chromcraft Revington, Inc.	2,232	1,853
*Churchill Downs, Inc.	7,173	268,988
Cinemark Holdings, Inc.	50,590	561,043
*Citi Trends, Inc.	5,906	172,455

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
CKE Restaurants, Inc.	18,240	$161,424
#*CKX, Inc.	11,062	79,646
#Coach, Inc.	46,230	1,367,946
*Coachmen Industries, Inc.	200	230
*Coast Distribution System, Inc.	890	1,780
*Cobra Electronics Corp.	535	674
#*Coinstar, Inc.	10,200	338,946
*Coldwater Creek, Inc.	34,200	251,028
#*Collective Brands, Inc.	26,187	416,897
*Collectors Universe, Inc.	1,440	5,890
#Columbia Sportswear Co.	14,600	516,986
Comcast Corp. Class A	347,609	5,165,470
Comcast Corp. Special Class A	137,251	1,920,141
*Concord Camera Corp.	405	1,223
*Conn’s, Inc.	11,521	145,280
Cooper Tire & Rubber Co.	25,100	370,476
*Core-Mark Holding Co., Inc.	5,900	158,474
#*Corinthian Colleges, Inc.	31,061	479,582
#*Cosi, Inc.	4,264	2,047
CPI Corp.	840	15,406
Cracker Barrel Old Country Store, Inc.	5,879	169,668
*Craftmade International, Inc.	822	2,400
*Crocs, Inc.	32,800	112,176
#*Crown Media Holdings, Inc.	21,986	44,632
CSS Industries, Inc.	2,400	55,680
*Culp, Inc.	3,600	23,724
*Cumulus Media, Inc. Class A	3,700	2,361
*Cybex International, Inc.	7,361	7,361
*Cycle Country Accessories Corp.	300	114
#D.R. Horton, Inc.	153,000	1,773,270
Darden Restaurants, Inc.	15,181	491,713
*Deckers Outdoor Corp.	1,802	121,833
*Decorator Industries, Inc.	300	177
*dELiA*s, Inc.	3,768	9,495
*Delta Apparel, Inc.	6,541	55,271
*Design Within Reach, Inc.	4,458	669
*Destination Maternity Corp.	2,100	47,922
#DeVry, Inc.	11,200	557,088
#*Dick’s Sporting Goods, Inc.	28,339	562,529
Dillard’s, Inc. Class A	27,995	297,027
*DineEquity, Inc.	7,120	175,935
#*DIRECTV Group, Inc. (The)	121,236	3,140,012
*Discovery Communications, Inc. (25470F104)	42,539	1,042,206
*Discovery Communications, Inc. (25470F203)	600	13,626
*Discovery Communications, Inc. (25470F302)	55,353	1,239,907
*DISH Network Corp.	22,720	385,104
Disney (Walt) Co.	277,825	6,978,964
*Dixie Group, Inc.	2,745	8,619
*Dolan Media Co.	12,388	168,848
#*Dollar Tree, Inc.	23,790	1,097,195
#*Domino’s Pizza, Inc.	18,000	147,960
*Dorman Products, Inc.	6,491	106,258
Dover Downs Gaming & Entertainment, Inc.	8,520	46,604
Dover Motorsports, Inc.	3,800	5,320
*DreamWorks Animation SKG, Inc.	30,550	962,630
#*Dress Barn, Inc. (The)	25,376	395,612
*Drew Industries, Inc.	11,569	222,009
*drugstore.com, Inc.	5,100	11,577
*DRYCLEAN USA, Inc.	100	86
*DSW, Inc.	6,700	90,383
*E.W. Scripps Co.	8,366	33,631

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Eastman Kodak Co.	137,300	$407,781
*EDCI Holdings, Inc.	1,303	7,427
*Eddie Bauer Holdings, Inc.	2,721	177
Educational Development Corp.	1,183	5,720
*Einstein Noah Restaurant Group, Inc.	4,739	50,328
*Emerson Radio Corp.	4,000	2,960
*Emmis Communications Corp. Class A	3,000	810
*Enova Systems, Inc.	2,543	2,060
*Entercom Communications Corp.	1,500	4,125
*Entravision Communications Corp.	13,700	7,946
*Escalade, Inc.	1,400	1,400
#Ethan Allen Interiors, Inc.	14,800	188,404
*Exide Technologies	23,382	113,870
*Expedia, Inc.	51,400	1,064,494
Family Dollar Stores, Inc.	30,300	952,026
*Famous Dave’s of America, Inc.	1,779	11,617
*Federal-Mogul Corp.	11,594	163,823
*FGX International Holdings, Ltd.	2,400	31,704
Finish Line, Inc. Class A	20,395	177,437
*Fisher Communications, Inc.	3,928	72,707
*Flanigan’s Enterprises, Inc.	300	1,545
Flexsteel Industries, Inc.	1,119	9,097
Foot Locker, Inc.	77,400	857,592
*Ford Motor Co.	222,676	1,781,408
Fortune Brands, Inc.	57,700	2,283,189
FortuNet, Inc.	2,292	2,705
*Fossil, Inc.	33,665	886,736
*Franklin Electronic Publishers, Inc.	500	1,110
*Frederick’s of Hollywood Group, Inc.	775	729
Fred’s, Inc.	21,200	285,776
Frisch’s Restaurants, Inc.	2,810	77,978
*Fuel Systems Solutions, Inc.	4,950	124,146
*Full House Resorts, Inc.	4,800	11,760
*Furniture Brands International, Inc.	17,500	70,175
*Gaiam, Inc.	4,700	23,547
*GameStop Corp. Class A	26,162	572,686
*GameTech International, Inc.	4,030	7,778
*Gaming Partners International Corp.	3,004	21,328
*Gander Mountain Co.	8,514	50,147
Gannett Co., Inc.	54,491	381,437
Gap, Inc.	82,374	1,344,344
*GateHouse Media, Inc.	4,700	964
*Gaylord Entertainment Co.	14,066	200,722
#*Genesco, Inc.	7,294	158,426
#Gentex Corp.	51,128	765,386
#Genuine Parts Co.	28,800	1,020,096
*G-III Apparel Group, Ltd.	7,272	87,918
*Global Traffic Network, Inc.	638	2,724
*Goodyear Tire & Rubber Co.	55,059	937,104
*Gray Television, Inc.	900	441
*Gray Television, Inc. Class A	300	240
*Great Wolf Resorts, Inc.	10,300	27,810
*Group 1 Automotive, Inc.	9,700	285,762
#Guess?, Inc.	37,200	1,081,404
*Gymboree Corp.	10,914	434,159
H&R Block, Inc.	42,700	712,663
*Hallwood Group, Inc. (The)	200	2,440
*Hampshire Group, Ltd.	689	1,895
#*Handleman Co.	3,031	13
#*Hanesbrands, Inc.	16,200	322,380
#Harley-Davidson, Inc.	47,790	1,080,054

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Harman International Industries, Inc.	25,605	$631,931
*Harris Interactive, Inc.	6,700	2,880
#Harte-Hanks, Inc.	26,800	289,976
Hasbro, Inc.	13,610	360,665
*Hastings Entertainment, Inc.	1,400	6,384
#*Haverty Furniture Co., Inc.	7,831	84,105
*Haverty Furniture Co., Inc. Class A	470	5,052
*Hawk Corp.	2,765	39,401
*Heelys, Inc.	3,900	7,371
*Helen of Troy, Ltd.	15,300	332,775
*hhgregg, Inc.	2,200	40,370
*Hibbett Sporting Goods, Inc.	8,330	153,355
Hillenbrand, Inc.	19,600	355,152
*Hollywood Media Corp.	7,954	12,647
#Home Depot, Inc.	200,625	5,204,212
Hooker Furniture Corp.	4,000	54,920
*Hot Topic, Inc.	17,785	137,478
#*Hovnanian Enterprises, Inc. Class A	6,700	21,440
*HSN, Inc.	17,125	173,476
*Iconix Brand Group, Inc.	29,060	509,131
#*ILX Resorts, Inc.	159	5
#*Image Entertainment, Inc.	2,100	1,806
*Infosonics Corp.	2,000	3,720
Interactive Data Corp.	33,977	772,977
International Game Technology	33,831	668,162
International Speedway Corp. Class A	14,630	374,089
#*Interpublic Group of Companies, Inc.	130,600	680,426
*Interstate Hotels & Resorts, Inc.	4,449	4,004
*Interval Leisure Group, Inc.	18,425	194,384
#*iRobot Corp.	8,449	94,713
*Isle of Capri Casinos, Inc.	12,960	154,094
#*ITT Educational Services, Inc.	5,860	570,471
*J. Alexander’s Corp.	1,500	6,405
#*J. Crew Group, Inc.	7,900	222,464
#J.C. Penney Co., Inc.	75,056	2,262,938
*Jack in the Box, Inc.	20,239	427,043
*Jackson Hewitt Tax Service, Inc.	10,160	61,468
*Jaclyn, Inc.	400	2,800
*JAKKS Pacific, Inc.	9,300	107,229
*Jarden Corp.	32,967	812,637
*Jennifer Convertibles, Inc.	500	270
*Jo-Ann Stores, Inc.	14,500	337,850
#Johnson Controls, Inc.	94,930	2,456,788
*Johnson Outdoors, Inc.	1,795	11,739
Jones Apparel Group, Inc.	35,131	483,403
#*Jos. A. Bank Clothiers, Inc.	6,931	253,605
*Journal Communications, Inc. Class A	12,900	35,862
*K12, Inc.	900	16,893
#KB HOME	32,900	549,101
*Kenneth Cole Productions, Inc. Class A	3,600	28,908
*Kirkland’s, Inc.	4,050	55,930
*Knology, Inc.	10,500	90,300
#*Kohl’s Corp.	26,100	1,267,155
*Kona Grill, Inc.	1,820	6,570
Koss Corp.	200	2,720
*Krispy Kreme Doughnuts, Inc.	16,816	51,457
KSW, Inc.	2,053	5,892
*K-Swiss, Inc. Class A	14,934	161,885
LaCrosse Footwear, Inc.	2,314	24,876
*Lakeland Industries, Inc.	1,850	14,079
*Lakes Entertainment, Inc.	3,772	14,220

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Lamar Advertising Co.	32,617	$686,262
*Landry’s Restaurants, Inc.	300	2,688
*Las Vegas Sands Corp.	176,285	1,648,265
*Lazare Kaplan International, Inc.	1,600	4,000
*La-Z-Boy, Inc.	21,810	147,654
*LeapFrog Enterprises, Inc.	10,069	28,697
*Lear Corp.	7,200	1,548
*Learning Tree International, Inc.	5,412	58,071
*Lee Enterprises, Inc.	4,700	6,627
#Leggett & Platt, Inc.	70,849	1,229,230
#Lennar Corp. Class A	60,668	718,309
Lennar Corp. Class B	6,370	58,031
*Libbey, Inc.	2,084	4,376
*Liberty Global, Inc. Class A	53,846	1,128,074
#*Liberty Global, Inc. Series C	55,573	1,158,141
*Liberty Media Corp. - Entertainment Class A	89,715	2,509,329
*Liberty Media Corp. - Entertainment Class B	1,056	29,827
*Liberty Media Corp. Capital Class A	53,068	773,731
*Liberty Media Corp. Capital Class B	239	3,558
*Liberty Media Corp. Interactive Class A	185,301	1,234,105
*Liberty Media Corp. Interactive Class B	5,303	34,470
#*Life Time Fitness, Inc.	17,128	435,908
#*Lifetime Brands, Inc.	3,181	13,201
#Limited Brands, Inc.	77,140	998,192
*LIN TV Corp.	5,052	9,902
*Lincoln Educational Services Corp.	8,874	180,675
*Lithia Motors, Inc. Class A	6,313	75,693
*Live Nation, Inc.	35,751	208,786
#*Liz Claiborne, Inc.	37,646	118,961
#*LKQ Corp.	50,346	903,207
*Lodgenet Entertainment Corp.	6,800	31,688
*Lodgian, Inc.	7,522	9,628
Lowe’s Companies, Inc.	185,719	4,171,249
*Luby’s, Inc.	12,791	58,199
#*Lumber Liquidators, Inc.	6,500	106,730
*M/I Homes, Inc.	11,300	148,369
*Mac-Gray Corp.	4,793	58,906
Macy’s, Inc.	163,931	2,280,280
*Maidenform Brands, Inc.	8,301	114,803
Marcus Corp. (The)	10,425	131,772
*Marine Products Corp.	10,690	60,185
#*MarineMax, Inc.	9,399	63,255
#Marriott International, Inc. Class A	34,998	753,850
#*Martha Stewart Living Omnimedia, Inc.	9,700	33,368
*Marvel Entertainment, Inc.	11,600	458,896
Mattel, Inc.	56,200	987,996
Matthews International Corp. Class A	8,780	274,463
*MAXXAM, Inc.	721	6,345
McClatchey Co. (The)	6,607	15,130
*McCormick & Schmick’s Seafood Restaurants, Inc.	5,100	39,474
McDonald’s Corp.	124,831	6,873,195
McGraw-Hill Companies, Inc.	34,420	1,079,067
#MDC Holdings, Inc.	19,300	680,132
*Media General, Inc. Class A	8,000	37,200
*Mediacom Communications Corp.	12,566	60,191
*Medialink Worldwide, Inc.	500	95
Men’s Wearhouse, Inc. (The)	22,009	475,614
#Meredith Corp.	19,900	526,753
*Meritage Homes Corp.	13,200	282,480
*Meritage Hospitality Group, Inc.	299	275
*MGM Mirage	14,600	105,558

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Midas, Inc.	2,597	$25,632
*Modine Manufacturing Co.	13,600	104,040
#*Mohawk Industries, Inc.	24,021	1,239,003
*Monarch Casino & Resort, Inc.	5,982	54,257
#Monro Muffler Brake, Inc.	11,922	317,006
#*Morgans Hotel Group Co.	7,500	36,450
*Morningstar, Inc.	11,159	494,232
*Morton’s Restaurant Group, Inc.	6,400	23,296
*Movado Group, Inc.	9,444	134,860
*MTR Gaming Group, Inc.	8,807	32,410
*Multimedia Games, Inc.	8,600	48,332
*Nathan’s Famous, Inc.	2,000	26,000
#National CineMedia, Inc.	13,279	195,334
National Presto Industries, Inc.	2,600	208,936
*Nautilus Group, Inc.	10,100	21,513
*Navarre Corp.	5,000	9,250
*Netflix, Inc.	12,010	527,719
*Nevada Gold & Casinos, Inc.	700	847
*New Frontier Media, Inc.	7,470	15,687
*New York & Co., Inc.	23,215	83,574
#*New York Times Co. Class A (The)	72,016	566,766
#Newell Rubbermaid, Inc.	98,300	1,265,121
News Corp. Class A	271,167	2,801,155
News Corp. Class B	119,272	1,433,649
*NexCen Brands, Inc.	8,000	1,520
NIKE, Inc. Class B	41,430	2,346,595
*Nobel Learning Communities, Inc.	2,709	32,183
*Nobility Homes, Inc.	775	6,684
#*Noble International, Ltd.	2,511	352
#Nordstrom, Inc.	33,100	875,164
#Nutri/System, Inc.	6,786	96,565
#*NVR, Inc.	1,400	841,610
*O’Charleys, Inc.	8,782	91,245
*Office Depot, Inc.	123,658	562,644
*OfficeMax, Inc.	23,700	220,647
#Omnicom Group, Inc.	35,608	1,210,672
*Orange 21, Inc.	335	302
#*O’Reilly Automotive, Inc.	22,981	934,407
*Orient-Express Hotels, Ltd.	100	885
*Orleans Homebuilders, Inc.	4,970	16,401
#*Outdoor Channel Holdings, Inc.	9,378	71,085
#*Overstock.com, Inc.	7,295	96,075
Oxford Industries, Inc.	5,706	78,229
*P & F Industries, Inc. Class A	270	443
#*P.F. Chang’s China Bistro, Inc.	8,200	278,062
*Pacific Sunwear of California, Inc.	25,800	85,656
*Palm Harbor Homes, Inc.	9,382	21,297
#*Panera Bread Co.	10,100	555,096
*Papa John’s International, Inc.	5,100	129,591
*Peet’s Coffee & Tea, Inc.	5,000	137,350
*Penn National Gaming, Inc.	32,684	1,036,410
#*Penske Automotive Group, Inc.	36,500	754,820
Pep Boys - Manny, Moe & Jack (The)	24,100	239,313
*Perry Ellis International, Inc.	5,950	45,875
#*PetMed Express, Inc.	5,200	96,512
#PetSmart, Inc.	45,387	1,015,307
Phillips-Van Heusen Corp.	22,334	790,177
*Phoenix Footwear Group, Inc.	900	450
*Pinnacle Entertainment, Inc.	10,195	102,256
#*Playboy Enterprises, Inc. Class A	400	1,260
*Playboy Enterprises, Inc. Class B	8,610	20,578

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Point.360	1,448	$1,723
Polaris Industries, Inc.	5,620	212,829
#Polo Ralph Lauren Corp.	11,100	699,855
*Pomeroy IT Solutions, Inc.	1,700	10,166
Pool Corp.	16,679	393,958
*Premier Exhibitions, Inc.	8,500	6,332
#*Pre-Paid Legal Services, Inc.	3,100	151,187
#*Priceline.com, Inc.	6,200	803,644
PRIMEDIA, Inc.	12,392	28,502
*Princeton Review, Inc.	8,840	47,913
*Proliance International, Inc.	500	2
Pulte Homes, Inc.	96,300	1,094,931
*Q.E.P. Co., Inc.	352	1,095
#*Quantum Fuel Systems Technologies Worldwide, Inc.	1,310	891
*Quiksilver, Inc.	23,000	49,450
*R.H. Donnelley Corp.	8,600	490
*Radio One, Inc. Class D	10,058	3,420
#*RadioShack Corp.	46,100	715,011
#*Raser Technologies, Inc.	13,500	30,240
*RC2 Corp.	8,355	127,581
*RCN Corp.	11,908	86,690
*Reading International, Inc. Class A	5,859	25,721
*Red Lion Hotels Corp.	5,748	30,234
#*Red Robin Gourmet Burgers, Inc.	7,000	131,040
Regal Entertainment Group	43,900	546,116
*Regent Communications, Inc.	600	132
#Regis Corp.	21,547	294,332
#*Rent-A-Center, Inc.	30,431	631,748
*Rentrak Corp.	3,030	55,449
*Retail Ventures, Inc.	18,900	62,937
*Rex Stores Corp.	7,700	86,240
*Rick’s Cabaret International, Inc.	2,000	15,260
*Rockford Corp.	700	136
#*Rocky Brands, Inc.	800	3,008
#Ross Stores, Inc.	18,479	814,739
#Royal Caribbean Cruises, Ltd.	66,913	971,577
*Rubio’s Restaurants, Inc.	1,991	12,046
*Ruby Tuesday, Inc.	22,100	165,308
*Russ Berrie & Co., Inc.	17,997	94,304
*Ruth’s Hospitality Group, Inc.	5,000	19,600
#Ryland Group, Inc.	24,327	485,810
*Saga Communications, Inc.	1,158	6,334
#*Saks, Inc.	26,000	133,120
*Salem Communications Corp.	2,400	2,064
#*Sally Beauty Holdings, Inc.	63,762	445,059
Scholastic Corp.	7,100	160,105
*Scientific Games Corp.	32,321	582,424
Scripps Networks Interactive	18,752	605,315
*Sealy Corp.	29,300	74,422
#*Sears Holdings Corp.	44,029	2,920,884
Service Corp. International	127,510	805,863
Sherwin-Williams Co.	16,500	952,875
*Shiloh Industries, Inc.	5,100	25,041
*Shoe Carnival, Inc.	5,677	70,962
*Shuffle Master, Inc.	21,476	154,627
*Shutterfly, Inc.	11,301	181,494
*Signet Jewelers, Ltd. ADR	10,154	224,200
*Silverleaf Resorts, Inc.	3,186	4,365
*Sinclair Broadcast Group, Inc. Class A	18,566	34,718
*Skechers U.S.A., Inc. Class A	15,655	216,509
Skyline Corp.	4,311	104,628

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Smith & Wesson Holding Corp.	12,478	$75,617
Snap-On, Inc.	29,900	1,065,337
*Sonesta International Hotels Corp. Class A	347	3,307
*Sonic Automotive, Inc.	22,770	280,071
#*Sonic Corp.	19,031	209,912
#Sotheby’s Class A	27,200	409,904
—*Source Interlink Companies, Inc.	3,900	—
*Spanish Broadcasting System, Inc.	4,200	798
Spartan Motors, Inc.	12,275	85,925
#Speedway Motorsports, Inc.	17,529	279,763
*Sport Chalet, Inc. Class A	1,375	2,131
*Sport Chalet, Inc. Class B	238	714
Sport Supply Group, Inc.	4,800	47,136
Stage Stores, Inc.	9,408	117,412
*Stamps.com, Inc.	6,012	51,884
*Standard Motor Products, Inc.	7,205	80,480
*Standard Pacific Corp.	38,650	132,956
*Stanley Furniture, Inc.	3,459	38,049
Stanley Works (The)	28,535	1,145,680
#Staples, Inc.	84,219	1,770,283
#*Starbucks Corp.	82,730	1,464,321
#Starwood Hotels & Resorts Worldwide, Inc.	20,100	474,561
*Steak n Shake Co. (The)	15,501	158,420
*Stein Mart, Inc.	9,300	102,579
*Steinway Musical Instruments, Inc.	3,914	44,776
*Steven Madden, Ltd.	5,571	178,606
Stewart Enterprises, Inc.	35,544	173,810
*Stoneridge, Inc.	8,215	36,475
*Strattec Security Corp.	1,780	25,810
#Strayer Education, Inc.	2,802	595,089
#Sturm Ruger & Co., Inc.	7,700	96,096
#Superior Industries International, Inc.	14,600	230,388
*Syms Corp.	2,486	17,452
#*Systemax, Inc.	15,180	197,795
*Talbots, Inc.	17,593	88,141
*Tandy Brand Accessories, Inc.	1,100	2,640
*Tandy Leather Factory, Inc.	616	1,617
Target Corp.	70,815	3,088,950
*Tarrant Apparel Group	300	248
*Tempur-Pedic International, Inc.	15,106	224,022
*Tenneco Automotive, Inc.	15,200	245,784
#*Texas Roadhouse, Inc.	22,510	250,536
Thor Industries, Inc.	25,687	614,176
*Ticketmaster Entertainment, Inc.	12,325	99,832
#Tiffany & Co.	24,000	715,920
*Timberland Co. Class A	23,803	324,673
Time Warner Cable, Inc.	61,278	2,025,851
Time Warner, Inc.	188,821	5,033,968
TJX Companies, Inc. (The)	45,070	1,632,886
#*Toll Brothers, Inc.	58,050	1,135,458
*Town Sports International Holdings, Inc.	7,300	24,601
#*Tractor Supply Co.	14,338	687,794
*True Religion Apparel, Inc.	7,400	165,464
*TRW Automotive Holdings Corp.	43,800	737,154
*Tuesday Morning Corp.	15,400	71,456
Tupperware Corp.	22,510	766,916
*Tween Brands, Inc.	7,700	55,748
*U.S. Auto Parts Network, Inc.	3,600	15,876
*Ulta Salon, Cosmetics & Fragrance, Inc.	7,633	86,482
#*Under Armour, Inc. Class A	11,140	270,591
*Unifi, Inc.	26,466	55,579

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Unifirst Corp.	7,910	$307,857
*Universal Electronics, Inc.	7,376	155,707
*Universal Technical Institute, Inc.	8,800	139,656
#*Urban Outfitters, Inc.	21,100	507,244
V.F. Corp.	30,800	1,992,452
*Vail Resorts, Inc.	15,072	431,210
*Valassis Communications, Inc.	16,500	187,935
Value Line, Inc.	1,267	40,278
*ValueVision Media, Inc. Class A	4,200	12,936
*VCG Holding Corp.	300	606
#*Viacom, Inc. Class A	6,310	155,731
*Viacom, Inc. Class B	66,556	1,541,437
*Visteon Corp.	1,200	133
#*Volcom, Inc.	9,100	110,383
*Voyager Learning Co.	669	2,877
WABCO Holdings, Inc.	3,504	66,611
*Walking Co. Holdings, Inc. (The)	1,093	2,044
*Warnaco Group, Inc.	24,230	880,276
*Warner Music Group Corp.	19,839	111,495
Washington Post Co.	1,810	817,215
#Weight Watchers International, Inc.	26,563	740,576
*Wells-Gardner Electronics Corp.	992	1,190
*Wendy’s/Arby’s Group, Inc.	192,450	881,421
*West Marine, Inc.	8,508	75,636
*Wet Seal, Inc. Class A (The)	32,925	108,652
Weyco Group, Inc.	3,295	78,355
#Whirlpool Corp.	26,100	1,490,049
Wiley (John) & Sons, Inc. Class A	17,123	546,052
#Wiley (John) & Sons, Inc. Class B	1,844	59,026
*Williams Controls, Inc.	785	4,710
#Williams-Sonoma, Inc.	49,578	697,067
*Winmark Corp.	600	10,710
*Winnebago Industries, Inc.	15,138	159,252
#*WMS Industries, Inc.	19,400	701,504
Wolverine World Wide, Inc.	17,200	414,520
World Wrestling Entertainment, Inc.	9,200	120,796
*WPT Enterprises, Inc.	1,806	2,438
Wyndham Worldwide Corp.	74,920	1,045,134
#*Wynn Resorts, Ltd.	10,500	537,285
Yum! Brands, Inc.	50,740	1,799,240
*Zale Corp.	13,900	82,288
#*Zumiez, Inc.	11,406	108,927

Total Consumer Discretionary		229,785,462

Consumer Staples — (7.4%)
#Alberto-Culver Co.	32,320	828,038
Alico, Inc.	2,814	89,035
*Alliance One International, Inc.	48,200	199,548
Altria Group, Inc.	226,270	3,966,513
#*American Italian Pasta Co.	5,500	173,030
Andersons, Inc. (The)	7,140	230,051
#Archer-Daniels-Midland Co.	111,700	3,364,404
Arden Group, Inc. Class A	497	62,846
#Avon Products, Inc.	48,116	1,557,996
B&G Foods, Inc.	17,500	146,125
*Bare Escentuals, Inc.	24,100	213,526
#*BJ’s Wholesale Club, Inc.	22,057	735,601
*Boston Beer Co., Inc. Class A	3,497	109,071
*Bridgford Foods Corp.	1,800	15,984
Brown-Forman Corp. Class A	3,400	159,902
Brown-Forman Corp. Class B	15,644	687,554

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Bunge, Ltd.	38,300	$2,679,851
*Cagle’s, Inc. Class A	500	2,535
*Calavo Growers, Inc.	5,073	102,982
#Cal-Maine Foods, Inc.	6,793	199,918
Campbell Soup Co.	39,249	1,217,896
#Casey’s General Stores, Inc.	25,861	709,367
CCA Industries, Inc.	1,800	6,822
*Central European Distribution Corp.	16,405	470,988
*Central Garden & Pet Co.	11,250	137,925
*Central Garden & Pet Co. Class A	16,990	191,817
#*Chattem, Inc.	4,241	265,783
*Chiquita Brands International, Inc.	36,000	441,000
#Church & Dwight Co., Inc.	14,450	852,261
#Clorox Co.	11,420	696,734
Coca-Cola Bottling Co.	1,894	107,049
Coca-Cola Co.	243,860	12,153,982
Coca-Cola Enterprises, Inc.	116,895	2,196,457
*Coffee Holding Co., Inc.	100	361
Colgate-Palmolive Co.	57,849	4,190,582
ConAgra, Inc.	48,333	948,777
*Constellation Brands, Inc. Class A	60,860	831,348
*Constellation Brands, Inc. Class B	2,358	31,809
Corn Products International, Inc.	39,480	1,105,440
Costco Wholesale Corp.	49,175	2,434,163
*Craft Brewers Alliance, Inc.	2,200	4,158
*Cuisine Solutions, Inc.	900	1,044
CVS Caremark Corp.	263,150	8,810,262
*Darling International, Inc.	28,360	200,222
*Dean Foods Co.	40,130	850,355
Del Monte Foods Co.	103,415	998,989
Diamond Foods, Inc.	6,037	170,243
#*Diedrich Coffee, Inc.	800	19,016
#*Dr Pepper Snapple Group, Inc.	70,435	1,733,405
*Elizabeth Arden, Inc.	12,607	121,027
*Energizer Holdings, Inc.	14,504	929,126
#Estee Lauder Companies, Inc.	16,800	612,192
Farmer Brothers Co.	7,111	159,855
#Flowers Foods, Inc.	30,350	717,171
*Fresh Del Monte Produce, Inc.	18,360	393,088
General Mills, Inc.	38,040	2,240,936
Golden Enterprises, Inc.	1,623	4,058
*Great Atlantic & Pacific Tea, Inc.	13,755	79,366
#*Green Mountain Coffee, Inc.	14,850	1,046,034
Griffin Land & Nurseries, Inc. Class A	1,500	45,990
#*Hain Celestial Group, Inc.	15,898	264,066
*Hansen Natural Corp.	12,900	400,029
Heinz (H.J.) Co.	34,211	1,315,755
#Hershey Co. (The)	19,300	771,035
Hormel Foods Corp.	28,120	1,009,789
*HQ Sustainable Maritime Industries, Inc.	4,481	38,402
*IGI Labratories, Inc.	921	1,160
Imperial Sugar Co.	6,013	79,913
Ingles Market, Inc. Class A	7,111	118,825
*Integrated Biopharma, Inc.	500	45
Inter Parfums, Inc.	13,916	142,222
J & J Snack Foods Corp.	7,014	303,987
J.M. Smucker Co.	39,000	1,951,170
*Katy Industries, Inc.	519	908
#Kellogg Co.	41,814	1,986,165
Kimberly-Clark Corp.	47,714	2,788,883
Kraft Foods, Inc.	255,784	7,248,919

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Kroger Co. (The)	78,511	$1,678,565
#Lancaster Colony Corp.	10,510	478,625
Lance, Inc.	11,856	300,431
#*Lifeway Foods, Inc.	2,500	32,600
Lorillard, Inc.	18,256	1,345,832
#Mannatech, Inc.	9,496	33,331
#McCormick & Co., Inc.	17,316	557,922
McCormick & Co., Inc. Voting Common Stock	478	15,588
*Medifast, Inc.	4,251	63,552
*MGP Ingredients, Inc.	1,891	5,484
Molson Coors Brewing Co.	34,997	1,582,214
Molson Coors Brewing Co. Class A	400	17,600
*Monterey Pasta Co.	4,138	6,331
#Nash-Finch Co.	6,081	186,687
*National Beverage Corp.	17,480	186,512
*Natural Alternatives International, Inc.	2,094	13,517
*Nature’s Sunshine Products, Inc.	200	1,000
*NBTY, Inc.	29,300	1,060,660
Nu Skin Enterprises, Inc. Class A	25,209	454,014
*Nutraceutical International Corp.	4,000	49,800
Oil-Dri Corp. of America	3,323	52,337
*Omega Protein Corp.	6,400	24,704
*Orchids Paper Products Co.	1,251	28,585
*Overhill Farms, Inc.	2,933	16,777
*Pantry, Inc.	11,500	201,825
*Parlux Fragrances, Inc.	16,600	30,212
*PC Group, Inc.	1,300	780
Pepsi Bottling Group, Inc.	33,050	1,122,048
PepsiAmericas, Inc.	49,224	1,318,219
PepsiCo, Inc.	170,959	9,701,923
Philip Morris International, Inc.	188,226	8,771,332
*Physicians Formula Holdings, Inc.	4,966	8,045
*Pilgrim’s Pride Corp.	11,600	49,184
*Prestige Brands Holdings, Inc.	26,300	171,739
*PriceSmart, Inc.	11,183	182,395
Procter & Gamble Co.	341,128	18,936,015
*Ralcorp Holdings, Inc.	21,694	1,377,786
Reliv’ International, Inc.	2,740	8,768
*Revlon, Inc.	15,895	96,324
Reynolds American, Inc.	32,381	1,408,897
#*Rite Aid Corp.	17,800	25,988
Rocky Mountain Chocolate Factory, Inc.	3,763	30,518
#Ruddick Corp.	14,710	345,685
Safeway, Inc.	62,394	1,181,118
Sanderson Farms, Inc.	7,704	313,399
*Sanfilippo (John B.) & Son, Inc.	2,224	19,349
Sara Lee Corp.	98,703	1,050,200
*Schiff Nutrition International, Inc.	3,840	21,773
*Seneca Foods Corp. Class A	1,073	27,480
*Seneca Foods Corp. Class B	438	11,165
*Smart Balance, Inc.	29,016	177,868
*Smithfield Foods, Inc.	65,553	888,243
Spartan Stores, Inc.	8,301	107,000
#*Star Scientific, Inc.	26,800	27,604
SUPERVALU, Inc.	73,590	1,091,340
*Susser Holdings Corp.	5,224	61,486
#Sysco Corp.	67,722	1,609,075
Tasty Baking Co.	1,400	10,108
*Tofutti Brands, Inc.	456	638
Tootsie Roll Industries, Inc.	13,968	337,327
*TreeHouse Foods, Inc.	16,435	533,316

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Tyson Foods, Inc. Class A	100,587	$1,149,709
#*United Natural Foods, Inc.	14,675	396,665
United-Guardian, Inc.	600	5,640
Universal Corp.	12,420	472,829
*USANA Health Services, Inc.	4,467	148,974
#Vector Group, Ltd.	14,264	211,963
Village Super Market, Inc.	1,464	42,646
#Walgreen Co.	114,300	3,549,015
Wal-Mart Stores, Inc.	316,293	15,776,695
WD-40 Co.	6,200	187,426
Weis Markets, Inc.	13,889	459,309
#Whole Foods Market, Inc.	47,900	1,158,701
*Winn-Dixie Stores, Inc.	28,753	407,430
*Zapata Corp.	4,059	30,686

Total Consumer Staples		165,519,409

Energy — (7.8%)
*Abraxas Petroleum Corp.	11,431	10,974
*Adams Resources & Energy, Inc.	1,578	24,696
#*Allis-Chalmers Energy, Inc.	13,700	31,510
#Alon USA Energy, Inc.	24,400	244,732
#*Alpha Natural Resources, Inc.	19,914	663,335
*American Oil & Gas, Inc.	5,892	7,188
Anadarko Petroleum Corp.	49,640	2,392,648
Apache Corp.	58,756	4,932,566
*Approach Resources, Inc.	2,600	18,226
#Arch Coal, Inc.	61,596	1,072,386
*Arena Resources, Inc.	12,500	407,875
*Atlas America, Inc.	14,973	301,107
*ATP Oil & Gas Corp.	17,099	132,517
#*Atwood Oceanics, Inc.	17,225	496,769
Baker Hughes, Inc.	32,950	1,334,475
*Barnwell Industries, Inc.	1,570	6,123
*Basic Energy Services, Inc.	8,105	54,709
Berry Petroleum Corp. Class A	16,528	392,044
*Bill Barrett Corp.	23,248	734,404
BJ Services Co.	113,132	1,604,212
*Bolt Technology Corp.	1,955	22,092
*Boots & Coots, Inc.	5,220	6,734
*BPZ Resources, Inc.	17,395	125,244
*Brigham Exploration Co.	17,650	86,132
*Bristow Group, Inc.	11,800	390,580
#*Bronco Drilling Co., Inc.	5,700	23,940
Cabot Oil & Gas Corp.	32,800	1,152,264
*Cal Dive International, Inc.	44,447	396,912
*Callon Petroleum Co.	7,700	12,936
#*Cameron International Corp.	19,000	593,370
#CARBO Ceramics, Inc.	7,400	308,506
#*Carrizo Oil & Gas, Inc.	8,200	155,800
*Cheniere Energy, Inc.	17,239	51,200
Chesapeake Energy Corp.	91,500	1,961,760
Chevron Corp.	276,544	19,211,512
Cimarex Energy Co.	37,740	1,350,337
*Clayton Williams Energy, Inc.	4,521	87,165
*Clean Energy Fuels Corp.	11,395	105,290
*CNX Gas Corp.	18,901	555,500
*Complete Production Services, Inc.	24,000	198,240
*Comstock Resources, Inc.	15,650	602,525
*Concho Resources, Inc.	30,896	948,507
ConocoPhillips	239,732	10,478,686
CONSOL Energy, Inc.	26,268	933,302

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Contango Oil & Gas Co.	6,130	$284,371
#*Continental Resources, Inc.	17,943	607,012
*CREDO Petroleum Corp.	4,696	59,451
*Crosstex Energy, Inc.	7,900	30,573
#*Crusader Energy Group, Inc.	4,500	270
*CVR Energy, Inc.	20,700	176,778
*Dawson Geophysical Co.	3,170	96,400
Delek US Holdings, Inc.	22,900	195,108
*Delta Petroleum Corp.	15,781	30,300
*Denbury Resources, Inc.	64,100	1,064,060
Devon Energy Corp.	77,433	4,498,083
#Diamond Offshore Drilling, Inc.	16,500	1,482,855
*Double Eagle Petroleum Co.	3,662	15,124
*Dresser-Rand Group, Inc.	30,759	895,394
*Dril-Quip, Inc.	12,708	537,421
#*Dune Energy, Inc.	7,065	848
#*Edge Petroleum Corp.	4,800	1,992
#El Paso Corp.	115,870	1,165,652
*Encore Acquisition Co.	27,100	964,760
*Endeavour International Corp.	16,640	22,131
*Energy Partners, Ltd.	5,700	1,881
*ENGlobal Corp.	7,130	34,581
ENSCO International, Inc.	35,000	1,326,150
EOG Resources, Inc.	37,559	2,780,493
*Evergreen Energy, Inc.	4,500	4,050
*Evolution Petroleum Corp.	5,472	16,416
*EXCO Resources, Inc.	32,300	443,802
*Exterran Holdings, Inc.	32,202	559,993
Exxon Mobil Corp.	442,772	31,166,721
#*FMC Technologies, Inc.	18,404	800,574
#*Forest Oil Corp.	38,756	653,039
#Foundation Coal Holdings, Inc.	7,500	269,475
#Frontier Oil Corp.	49,300	685,270
*FX Energy, Inc.	12,372	49,364
*Gasco Energy, Inc.	3,000	870
General Maritime Corp.	24,425	203,460
*Geokinetics, Inc.	3,599	52,329
*Geomet, Inc.	12,240	15,178
*GeoPetro Resources Co.	1,500	840
*GeoResources, Inc.	3,300	34,551
*Global Industries, Ltd.	31,900	217,877
#*GMX Resources, Inc.	1,371	15,945
#*Goodrich Petroleum Corp.	2,813	72,153
Gulf Island Fabrication, Inc.	4,929	71,471
*Gulfmark Offshore, Inc.	10,966	350,912
*Gulfport Energy Corp.	14,613	101,853
Halliburton Co.	101,608	2,244,521
*Harvest Natural Resources, Inc.	26,700	172,749
*Helix Energy Solutions Group, Inc.	40,266	422,390
Helmerich & Payne, Inc.	33,300	1,144,188
*Hercules Offshore, Inc.	4,700	22,278
Hess Corp.	48,791	2,693,263
*HKN, Inc.	3,600	8,712
Holly Corp.	21,561	458,602
*Hornbeck Offshore Services, Inc.	10,500	228,690
Houston American Energy Corp.	518	1,590
*Infinity, Inc.	1,500	900
*International Coal Group, Inc.	41,700	129,270
#*ION Geophysical Corp.	37,903	101,959
*James River Coal Co.	1,361	25,274
*Key Energy Group, Inc.	47,200	327,568

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Lufkin Industries, Inc.	6,410	$291,014
Marathon Oil Corp.	103,711	3,344,680
*Mariner Energy, Inc.	38,698	463,989
#Massey Energy Co.	36,387	967,894
*Matrix Service Co.	9,500	96,235
*McMoran Exploration Co.	11,200	71,232
*Meridian Resource Corp.	15,572	5,139
*Mexco Energy Corp.	311	3,965
*Mitcham Industries, Inc.	4,796	21,390
#Murphy Oil Corp.	28,450	1,655,790
*Nabors Industries, Ltd.	50,414	858,046
*NATCO Group, Inc. Class A	5,500	198,330
*National-Oilwell, Inc.	67,303	2,418,870
*Natural Gas Services Group, Inc.	5,900	81,361
*New Concept Energy, Inc.	139	974
*Newfield Exploration Co.	51,479	2,024,669
*Newpark Resources, Inc.	40,200	105,726
Noble Energy, Inc.	30,350	1,854,992
*Northern Oil & Gas, Inc.	1,000	6,590
Occidental Petroleum Corp.	64,024	4,567,472
*Oceaneering International, Inc.	11,100	565,212
*Oil States International, Inc.	17,460	473,515
*OMNI Energy Services Corp.	5,800	11,890
#Overseas Shipholding Group, Inc.	14,858	510,372
*OYO Geospace Corp.	1,981	47,306
*Pacific Ethanol, Inc.	3,000	1,140
Panhandle Royalty Co.	2,784	70,185
*Parallel Petroleum Corp.	9,000	18,000
*Parker Drilling Co.	48,458	223,876
*Patriot Coal Corp.	9,460	79,180
#Patterson-UTI Energy, Inc.	52,430	724,058
Peabody Energy Corp.	29,030	961,183
Penn Virginia Corp.	19,740	379,205
#*Petrohawk Energy Corp.	69,250	1,681,390
*Petroleum Development Corp.	12,000	202,080
#*PetroQuest Energy, Inc.	10,773	36,090
*PHI, Inc. Non-Voting	4,780	104,395
*PHI, Inc. Voting	365	7,608
*Pioneer Drilling Co.	19,200	84,096
Pioneer Natural Resources Co.	38,207	1,090,810
*Plains Exploration & Production Co.	36,310	1,040,282
*Pride International, Inc.	58,568	1,468,300
*Quest Resource Corp.	2,663	959
#*Quicksilver Resources, Inc.	58,472	670,089
#Range Resources Corp.	32,765	1,520,624
*Rex Energy Corp.	7,200	42,624
*Rosetta Resources, Inc.	23,044	238,966
#Rowan Companies, Inc.	35,129	749,302
#*Royale Energy, Inc.	400	860
RPC, Inc.	27,260	224,077
#*SandRidge Energy, Inc.	60,600	566,610
Schlumberger, Ltd.	107,683	5,761,041
*SEACOR Holdings, Inc.	10,900	866,332
Smith International, Inc.	38,603	970,093
Southern Union Co.	48,100	932,178
*Southwestern Energy Co.	37,582	1,557,022
#Spectra Energy Corp.	72,000	1,321,920
#St. Mary Land & Exploration Co.	27,320	652,128
#*Stone Energy Corp.	13,052	141,745
#*SulphCo, Inc.	700	784
Sunoco, Inc.	45,900	1,133,271

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Superior Energy Services, Inc.	25,900	$429,681
#*Superior Well Services, Inc.	6,800	44,404
*Swift Energy Corp.	11,900	234,430
*Syntroleum Corp.	1,100	3,025
*T-3 Energy Services, Inc.	4,400	59,620
#Tesoro Petroleum Corp.	72,237	945,582
*Teton Energy Corp.	2,100	525
*TETRA Technologies, Inc.	31,630	243,867
*TGC Industries, Inc.	6,834	31,163
Tidewater, Inc.	26,925	1,211,625
*Toreador Resources Corp.	7,438	51,099
#*Trico Marine Services, Inc.	8,054	35,438
#*Tri-Valley Corp.	2,800	2,772
#*TXCO Resources, Inc.	12,636	3,475
*Union Drilling, Inc.	7,728	55,255
*Unit Corp.	20,200	640,138
*Uranium Resources, Inc.	6,850	7,330
*USEC, Inc.	48,925	189,340
*VAALCO Energy, Inc.	19,778	87,617
Valero Energy Corp.	66,981	1,205,658
#*Venoco, Inc.	15,105	133,528
*Verenium Corp.	2,000	1,160
W&T Offshore, Inc.	25,100	268,319
*Warren Resources, Inc.	15,000	35,250
*Weatherford International, Ltd.	53,580	1,005,161
#*Western Refining, Inc.	32,700	212,877
*Westmoreland Coal Co.	2,866	22,613
*Whiting Petroleum Corp.	17,510	804,760
*Willbros Group, Inc.	16,270	224,363
Williams Companies, Inc. (The)	44,510	742,872
#World Fuel Services Corp.	9,879	433,293
XTO Energy, Inc.	84,925	3,416,533

Total Energy		173,612,744

Financials — (12.4%)
*1st Constitution Bancorp.	1,021	7,566
1st Source Corp.	13,107	216,397
21st Century Holding Co.	2,688	10,429
*Abigail Adams National Bancorp, Inc.	413	1,053
Abington Bancorp, Inc.	12,718	104,033
Access National Corp.	3,155	20,066
Advance America Cash Advance Centers, Inc.	26,020	143,630
*Advanta Corp. Class A	3,285	1,150
*Advanta Corp. Class B	3,445	1,137
*Affiliated Managers Group, Inc.	7,074	467,025
*Affirmative Insurance Holdings, Inc.	3,625	14,138
#AFLAC, Inc.	49,958	1,891,410
*Allegheny Corp.	3,511	949,726
Alliance Bancorp, Inc. of Pennsylvania	167	1,453
Alliance Financial Corp.	1,005	28,532
Allied World Assurance Co. Holdings, Ltd.	8,361	363,369
Allstate Corp.	85,632	2,304,357
#*Amcore Financial, Inc.	7,901	7,190
Ameriana Bancorp.	456	1,710
#American Capital, Ltd.	41,555	150,014
*American Equity Investment Life Holding Co.	11,550	83,622
#American Express Co.	128,873	3,650,972
American Financial Group, Inc.	60,576	1,477,449
*American Independence Corp.	1,861	8,561
American National Bankshares, Inc.	2,256	51,865
American National Insurance Co.	8,302	656,273

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
American Physicians Capital, Inc.	3,295	$146,595
American River Bankshares	2,147	19,323
*American Safety Insurance Holdings, Ltd.	3,200	52,576
*American Spectrum Realty, Inc.	96	1,493
*American West Bancorporation	5,283	2,060
#*AmeriCredit Corp.	60,682	952,101
Ameriprise Financial, Inc.	61,572	1,711,702
Ameris Bancorp.	6,000	38,880
*Amerisafe, Inc.	9,600	159,648
*AmeriServe Financial, Inc.	8,236	14,495
AmTrust Financial Services, Inc.	23,464	286,730
*Anchor Bancorp Wisconsin, Inc.	1,900	2,584
AON Corp.	44,600	1,759,470
*Arch Capital Group, Ltd.	17,500	1,088,325
*Argo Group International Holdings, Ltd.	16,839	565,790
Arrow Financial Corp.	4,003	112,204
Aspen Insurance Holdings, Ltd.	43,033	1,070,231
#*Asset Acceptance Capital Corp.	14,775	114,358
#Associated Banc-Corp.	66,486	720,708
Assurant, Inc.	35,791	913,386
Assured Guaranty, Ltd.	52,185	729,024
#ASTA Funding, Inc.	3,100	19,871
#Astoria Financial Corp.	48,278	468,779
*Atlantic American Corp.	2,737	2,095
Atlantic Coast Federal Corp.	1,871	3,517
Auburn National Bancorporation, Inc.	110	2,700
*Avatar Holdings, Inc.	4,634	99,399
Axis Capital Holdings, Ltd.	53,043	1,509,604
#*B of I Holding, Inc.	1,219	8,594
Baldwin & Lyons, Inc. Class A	327	7,194
Baldwin & Lyons, Inc. Class B	3,628	78,619
#BancFirst Corp.	9,839	352,531
Bancorp Rhode Island, Inc.	1,530	33,813
*Bancorp, Inc. (The)	4,100	29,479
BancorpSouth, Inc.	36,420	819,450
#BancTrust Financial Group, Inc.	8,405	23,282
Bank Mutual Corp.	25,820	254,069
Bank of America Corp.	901,601	13,334,679
Bank of Commerce Holdings	2,256	10,536
*Bank of Florida Corp.	4,129	13,997
*Bank of Granite Corp.	5,864	13,194
Bank of Hawaii Corp.	18,750	719,438
Bank of New York Mellon Corp.	182,278	4,983,481
#Bank of the Ozarks, Inc.	7,800	197,184
#*BankAtlantic Bancorp, Inc.	2,900	12,180
BankFinancial Corp.	10,671	113,646
#*BankUnited Financial Corp. Class A	2,700	256
Banner Corp.	8,438	33,836
Bar Harbor Bankshares	1,075	37,948
#BB&T Corp.	93,758	2,145,183
BCB Bancorp, Inc.	840	7,300
*BCSB Bancorp, Inc.	552	4,504
*Beach First National Bancshares, Inc.	1,100	2,189
Beacon Federal Bancorp, Inc.	2,000	18,000
*Beneficial Mutual Bancorp, Inc.	17,934	160,151
*Berkshire Bancorp, Inc.	1,000	8,200
Berkshire Hills Bancorp, Inc.	6,932	158,466
*Beverly Hills Bancorp, Inc.	1,092	13
Beverly National Corp.	522	10,962
BGC Partners, Inc. Class A	12,700	58,039
#BlackRock, Inc.	14,270	2,719,006

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*BNCCORP, Inc.	409	$2,358
#BOK Financial Corp.	25,479	1,067,315
#Boston Private Financial Holdings, Inc.	25,144	115,160
*Broadpoint Gleacher Securities, Inc.	27,427	170,870
Brookline Bancorp, Inc.	33,717	392,803
Brooklyn Federal Bancorp, Inc.	2,293	28,594
#Brown & Brown, Inc.	48,069	921,963
*Brunswick Bancorp.	40	210
Bryn Mawr Bank Corp.	1,847	33,856
C&F Financial Corp.	721	13,519
Cadence Financial Corp.	4,323	6,484
California First National Bancorp.	2,174	25,458
Camco Financial Corp.	900	1,890
Camden National Corp.	2,601	87,316
Capital Bank Corp.	2,288	12,195
#Capital City Bank Group, Inc.	6,368	101,633
#*Capital Corp. of the West	2,500	30
Capital One Financial Corp.	69,126	2,122,168
Capital Properties, Inc.	300	2,325
—*Capital Properties, Inc. Class B	300	—
Capital Southwest Corp.	1,561	128,111
#*Capitol Bancorp, Ltd.	8,998	39,591
#Capitol Federal Financial	16,129	594,031
Cardinal Financial Corp.	12,880	100,335
*Cardtronics, Inc.	8,993	37,861
*Carolina Bank Holdings, Inc.	900	3,420
Carrollton Bancorp.	331	2,032
Carver Bancorp, Inc.	200	1,200
Cascade Financial Corp.	2,700	4,563
Cash America International, Inc.	14,100	376,893
#Cathay General Bancorp.	23,967	218,579
#*CB Richard Ellis Group, Inc.	40,600	442,540
Center Bancorp, Inc.	5,572	50,204
*Center Financial Corp.	6,700	22,043
Centerstate Banks, Inc.	3,323	23,228
Central Bancorp, Inc.	62	496
*Central Jersey Bancorp.	1,319	7,505
*Central Pacific Financial Corp.	23,265	50,485
Central Virginia Bankshares, Inc.	747	2,988
Centrue Financial Corp.	1,244	6,842
Century Bancorp, Inc. Class A	599	12,932
CFS Bancorp, Inc.	1,100	4,301
Charles Schwab Corp. (The)	134,233	2,398,744
Charter Financial Corp.	1,425	20,128
#Chemical Financial Corp.	13,004	282,577
*Chicopee Bancorp, Inc.	3,096	40,434
Chubb Corp.	59,777	2,760,502
Cincinnati Financial Corp.	60,830	1,469,044
#*CIT Group, Inc.	77,036	67,021
Citigroup, Inc.	223,545	708,638
Citizens Community Bancorp, Inc.	1,300	7,566
*Citizens First Bancorp, Inc.	1,240	1,153
Citizens Holding Co.	600	17,298
*Citizens Republic Bancorp, Inc.	6,000	3,420
Citizens South Banking Corp.	2,141	11,037
#*Citizens, Inc.	16,103	113,043
City Holding Co.	7,198	231,920
#City National Corp.	25,060	988,366
CKX Lands, Inc.	485	5,708
Clifton Savings Bancorp, Inc.	8,898	96,009
CME Group, Inc.	9,433	2,630,203

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#CNA Financial Corp.	90,772	$1,547,663
*CNA Surety Corp.	28,827	453,160
#CNB Financial Corp.	1,300	23,010
#CoBiz Financial, Inc.	10,983	49,533
Codorus Valley Bancorp, Inc.	829	5,529
Cohen & Steers, Inc.	13,050	238,424
#*Colonial BancGroup, Inc. (The)	23,568	14,376
*Colonial Bankshares, Inc.	579	4,487
Colony Bankcorp, Inc.	1,153	8,648
#*Columbia Bancorp.	730	1,372
Columbia Banking System, Inc.	7,400	89,836
Comerica, Inc.	49,614	1,182,798
Comm Bancorp, Inc.	300	11,499
Commerce Bancshares, Inc.	27,356	1,002,871
Commercial National Financial Corp.	675	11,900
Commonwealth Bankshares, Inc.	2,690	16,759
#*Community Bancorp.	890	605
Community Bank System, Inc.	18,721	339,412
*Community Capital Corp.	635	2,254
*Community Central Bank Corp.	463	694
#Community Trust Bancorp, Inc.	6,220	168,873
*Community West Bancshares	983	2,516
Compass Diversified Holdings	11,132	100,188
*CompuCredit Holdings Corp.	16,600	49,634
*Conseco, Inc.	133,080	413,879
Consolidated-Tokoma Land Co.	2,300	85,744
*Consumer Portfolio Services, Inc.	2,900	2,161
*Cooperative Bankshares, Inc.	764	9
#*Corus Bankshares, Inc.	13,751	3,438
*Cowen Group, Inc.	5,200	38,272
*Cowlitz Bancorporation	573	1,066
*Crawford & Co. Class A	4,758	17,081
*Crawford & Co. Class B	5,480	26,578
*Credit Acceptance Corp.	936	24,795
*Crescent Financial Corp.	2,580	10,449
#Cullen Frost Bankers, Inc.	19,000	912,570
CVB Financial Corp.	30,088	226,864
Danvers Bancorp, Inc.	6,919	86,833
*Dearborn Bancorp, Inc.	1,024	1,638
Delphi Financial Group, Inc. Class A	18,615	443,595
*Delta Financial Corp.	5,347	—
*Diamond Hill Investment Group, Inc.	700	39,648
Dime Community Bancshares	14,800	178,192
Discover Financial Services	176,877	2,101,299
#*Dollar Financial Corp.	11,182	175,557
Donegal Group, Inc. Class A	11,025	173,644
Donegal Group, Inc. Class B	2,067	29,599
Duff & Phelps Corp.	830	15,048
*E*TRADE Financial Corp.	75,764	113,646
East West Bancorp, Inc.	32,546	287,707
Eastern Insurance Holdings, Inc.	3,357	32,026
Eastern Virginia Bankshares, Inc.	721	6,302
Eaton Vance Corp.	17,000	486,540
ECB Bancorp, Inc.	500	8,120
*eHealth, Inc.	9,639	156,537
EMC Insurance Group, Inc.	5,524	133,626
Employers Holdings, Inc.	19,891	276,883
*Encore Bancshares, Inc.	1,700	13,736
*Encore Capital Group, Inc.	11,400	140,904
Endurance Specialty Holdings, Ltd.	30,299	1,011,078
*Enstar Group, Ltd.	4,952	296,377

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Enterprise Bancorp, Inc.	2,503	$36,268
Enterprise Financial Services Corp.	5,477	59,097
Erie Indemnity Co.	17,656	661,217
ESB Financial Corp.	4,517	66,987
ESSA Bancorp, Inc.	8,421	113,431
Evans Bancorp, Inc.	616	8,396
Evercore Partners, Inc. Class A	3,500	68,845
Everest Re Group, Ltd.	22,900	1,837,038
*EZCORP, Inc. Class A	8,922	112,863
F.N.B. Corp.	43,701	339,120
Farmers Capital Bank Corp.	1,757	36,229
FBL Financial Group, Inc. Class A	9,981	97,914
*FCStone Group, Inc.	1,800	10,062
Federal Agriculture Mortgage Corp. Class C	5,758	35,584
#Federated Investors, Inc.	13,300	344,869
Fidelity Bancorp, Inc.	209	1,417
Fidelity National Financial, Inc.	76,858	1,102,912
#*Fidelity Southern Corp.	1,632	4,080
Fifth Third Bancorp.	223,862	2,126,689
Financial Federal Corp.	14,561	295,297
Financial Institutions, Inc.	4,190	61,844
*First Acceptance Corp.	18,300	47,946
First Advantage Bancorp.	733	7,037
First American Corp.	41,997	1,241,011
First Bancorp.	8,931	162,634
First Bancorp of Indiana, Inc.	96	686
First Bancorp, Inc.	2,550	49,904
*First Bancshares, Inc.	200	1,821
#First Busey Corp.	15,170	94,812
First Business Financial Services, Inc.	893	8,622
*First California Financial Group, Inc.	117	663
*First Cash Financial Services, Inc.	11,629	218,625
First Citizens BancShares, Inc.	3,247	461,171
First Commonwealth Financial Corp.	30,422	202,915
First Community Bancshares, Inc.	3,957	53,815
First Defiance Financial Corp.	2,444	37,222
First Federal Bancshares of Arkansas, Inc.	2,803	10,441
*First Federal Bankshares, Inc.	600	1,086
*First Federal of Northern Michigan Bancorp, Inc.	200	395
First Financial Bancorp.	13,153	113,642
#First Financial Bankshares, Inc.	7,905	416,356
First Financial Corp.	5,458	177,330
First Financial Holdings, Inc.	6,774	97,004
First Financial Northwest, Inc.	8,555	66,387
First Financial Service Corp.	917	15,580
*First Franklin Corp.	197	1,158
*First Horizon National Corp.	101,117	1,296,320
*First Keystone Financial, Inc.	291	2,619
First M&F Corp.	1,977	8,659
*First Marblehead Corp.	8,055	14,741
#*First Mariner Bancorp, Inc.	200	270
First Merchants Corp.	9,463	74,852
First Mercury Financial Corp.	9,000	130,050
First Midwest Bancorp, Inc.	22,984	192,146
*First National Bancshares, Inc.	300	225
First Niagara Financial Group, Inc.	61,640	810,566
First PacTrust Bancorp, Inc.	823	6,584
First Place Financial Corp.	9,209	25,509
#*First Regional Bancorp.	2,891	2,775
First Security Group, Inc.	3,995	15,381
First South Bancorp, Inc.	4,111	53,032

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First State Bancorporation	4,600	$4,692
First United Corp.	1,938	22,287
First West Virginia Bancorp, Inc.	247	2,654
Firstbank Corp.	1,139	8,003
*FirstCity Financial Corp.	2,702	14,942
FirstMerit Corp.	30,241	564,902
*Flagstar Bancorp, Inc.	19,400	17,460
Flagstone Reinsurance Holdings, Ltd.	4,800	48,480
Flushing Financial Corp.	11,449	121,474
#FNB United Corp.	3,615	6,760
*Forest City Enterprises, Inc. Class A	20,000	142,800
*Forest City Enterprises, Inc. Class B	2,168	15,436
*Forestar Group, Inc.	5,240	68,225
*Fox Chase Bancorp, Inc.	1,835	18,111
*FPIC Insurance Group, Inc.	4,992	171,475
#*Franklin Credit Holding Corp.	300	249
Franklin Resources, Inc.	21,110	1,872,035
#*Frontier Financial Corp.	12,579	11,321
#Fulton Financial Corp.	90,179	609,610
*FX Real Estate & Entertainment, Inc.	2,233	140
*GAINSCO, Inc.	513	6,618
Gallagher (Arthur J.) & Co.	34,514	790,371
#GAMCO Investors, Inc.	2,274	103,808
Genworth Financial, Inc.	178,400	1,230,960
#German American Bancorp, Inc.	5,957	107,166
GFI Group, Inc.	43,156	278,356
#Glacier Bancorp, Inc.	26,344	410,176
Goldman Sachs Group, Inc.	76,873	12,553,361
#Great Southern Bancorp, Inc.	5,831	122,451
*Greene Bancshares, Inc.	4,408	26,228
Greenhill & Co., Inc.	6,321	476,098
*Greenlight Capital Re, Ltd. Class A	12,300	225,459
*Grubb & Ellis Co.	8,047	4,828
GS Financial Corp.	400	6,090
*Guaranty Bancorp.	19,737	35,329
*Guaranty Federal Bancshares, Inc.	909	6,104
#*Guaranty Financial Group, Inc.	5,240	629
#*Habersham Bancorp.	200	520
*Hallmark Financial Services, Inc.	8,889	58,312
Hampden Bancorp, Inc.	343	3,653
#Hampton Roads Bankshares, Inc.	4,213	21,697
Hancock Holding Co.	10,403	420,177
*Hanmi Financial Corp.	9,510	16,738
Hanover Insurance Group, Inc.	26,743	1,051,267
Harleysville Group, Inc.	12,580	390,232
Harleysville National Corp.	20,382	111,693
Harleysville Savings Financial Corp.	1,322	19,777
*Harrington West Financial Group, Inc.	979	1,077
*Harris & Harris Group, Inc.	11,700	75,816
Hartford Financial Services Group, Inc.	49,858	822,158
Hawthorn Bancshares, Inc.	667	6,807
#HCC Insurance Holdings, Inc.	43,671	1,096,142
#Heartland Financial USA, Inc.	6,010	101,208
*Heritage Commerce Corp.	7,489	30,480
*Heritage Financial Corp.	3,585	46,067
Heritage Financial Group	2,300	21,551
HF Financial Corp.	1,230	14,637
*HFF, Inc.	2,000	9,260
*Hilltop Holdings, Inc.	30,305	363,660
Hingham Institution for Savings	262	8,869
*HMN Financial, Inc.	989	4,005

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Home Bancshares, Inc.	8,184	$178,084
Home Federal Bancorp, Inc.	7,992	91,029
HopFed Bancorp, Inc.	558	6,372
Horace Mann Educators Corp.	12,300	139,605
Horizon Bancorp.	420	6,817
#*Horizon Financial Corp.	3,875	4,844
Hudson City Bancorp, Inc.	128,814	1,811,125
#Huntington Bancshares, Inc.	132,360	541,352
IBERIABANK Corp.	7,812	365,914
#*Imperial Capital Bancorp, Inc.	300	84
*Independence Holding Co.	4,809	31,980
#Independent Bank Corp. (453836108)	9,813	209,311
#Independent Bank Corp. (453838104)	7,881	13,792
Indiana Community Bancorp.	559	5,786
Infinity Property & Casualty Corp.	7,832	325,341
Integra Bank Corp.	6,800	10,608
*Interactive Brokers Group, Inc.	5,900	110,861
*IntercontinentalExchange, Inc.	7,517	707,049
*Intergroup Corp. (The)	200	2,134
*International Assets Holding Corp.	1,533	27,287
#International Bancshares Corp.	26,005	342,746
*Intervest Bancshares Corp.	1,800	5,742
Invesco, Ltd.	111,772	2,207,497
*Investment Technology Group, Inc.	18,900	422,415
*Investors Bancorp, Inc.	38,708	382,822
*Investors Capital Holdings, Ltd.	859	2,577
Investors Title Co.	632	19,668
IPC Holdings, Ltd.	23,033	666,575
*Irwin Financial Corp.	4,700	3,008
#Janus Capital Group, Inc.	43,757	597,721
#*Jefferies Group, Inc.	83,214	1,902,272
Jefferson Bancshares, Inc.	1,271	8,033
*Jesup & Lamont, Inc.	341	123
JMP Group, Inc.	1,300	11,531
Jones Lang LaSalle, Inc.	16,183	614,307
JPMorgan Chase & Co.	629,826	24,342,775
#*KBW, Inc.	11,800	344,442
Kearny Financial Corp.	31,834	359,406
Kentucky First Federal Bancorp.	936	13,001
KeyCorp.	178,320	1,030,690
K-Fed Bancorp.	4,812	45,088
*Knight Capital Group, Inc.	46,600	865,362
*LaBranche & Co., Inc.	800	3,032
Lakeland Bancorp, Inc.	12,436	112,421
Lakeland Financial Corp.	4,427	86,681
#LandAmerica Financial Group, Inc.	2,400	180
Landmark Bancorp, Inc.	833	13,120
Legacy Bancorp, Inc.	3,487	46,412
#Legg Mason, Inc.	41,700	1,173,438
#*Leucadia National Corp.	62,229	1,524,610
#Life Partners Holdings, Inc.	2,730	58,913
Lincoln National Corp.	29,044	615,442
LNB Bancorp, Inc.	1,858	14,046
Loews Corp.	64,959	1,950,069
*Louisiana Bancorp, Inc.	600	8,100
LSB Corp.	914	9,862
LSB Financial Corp.	259	3,121
#M&T Bank Corp.	42,782	2,495,046
#*Macatawa Bank Corp.	5,492	15,158
*Magyar Bancorp, Inc.	211	844
MainSource Financial Group, Inc.	10,799	72,461

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Markel Corp.	3,634	$1,146,781
*Market Leader, Inc.	2,700	5,184
*MarketAxess Holdings, Inc.	14,921	156,074
*Marlin Business Services, Inc.	2,000	13,480
Marsh & McLennan Cos., Inc.	46,661	952,818
#Marshall & Ilsley Corp.	94,563	571,161
*Maui Land & Pineapple Co., Inc.	2,542	18,557
Max Capital Group, Ltd.	650	12,980
Mayflower Bancorp, Inc.	100	749
MB Financial, Inc.	18,063	248,366
#*MBIA, Inc.	131,236	549,879
#MBT Financial Corp.	4,816	10,162
*MCG Capital Corp.	29,100	99,813
Meadowbrook Insurance Group, Inc.	30,545	241,611
Medallion Financial Corp.	8,800	69,080
#*Mercantile Bancorp, Inc.	2,368	10,419
Mercantile Bank Corp.	960	3,782
Mercer Insurance Group, Inc.	2,635	48,089
Merchants Bancshares, Inc.	2,282	56,571
Mercury General Corp.	23,291	816,815
*Meridian Interstate Bancorp, Inc.	1,601	14,761
Meta Financial Group, Inc.	354	7,866
MetLife, Inc.	120,549	4,092,639
*Metro BanCorp, Inc.	1,996	36,307
MetroCorp Bancshares, Inc.	3,008	11,671
*MF Global, Ltd.	45,100	287,738
*MGIC Investment Corp.	28,800	190,080
MicroFinancial, Inc.	2,418	8,124
Mid Penn Bancorp, Inc.	497	7,778
#MidSouth Bancorp, Inc.	2,790	46,872
#*Midwest Banc Holdings, Inc.	8,064	4,516
MidWestOne Financial Group, Inc.	416	3,328
Monroe Bancorp.	1,119	8,309
Montpelier Re Holdings, Ltd.	35,416	555,323
Moody’s Corp.	25,720	610,593
Morgan Stanley	189,948	5,413,518
*MSCI, Inc.	2,000	55,900
MutualFirst Financial, Inc.	1,220	9,479
#*Nara Bancorp, Inc.	14,190	83,721
*NASDAQ OMX Group, Inc. (The)	24,569	519,143
*National Financial Partners Corp.	15,710	117,825
National Interstate Corp.	7,524	135,582
#National Penn Bancshares, Inc.	42,944	213,861
National Security Group, Inc.	212	1,802
*National Western Life Insurance Co. Class A	600	79,872
Naugatuck Valley Financial Corp.	57	328
*Navigators Group, Inc.	10,900	537,479
NBT Bancorp, Inc.	21,064	483,208
*Nelnet, Inc. Class A	18,989	271,353
*New Century Bancorp, Inc.	300	1,864
New England Bancshares, Inc.	945	5,802
New Hampshire Thrift Bancshares, Inc.	1,486	14,875
New Westfield Financial, Inc.	15,250	148,230
#New York Community Bancorp, Inc.	128,541	1,406,239
NewAlliance Bancshares, Inc.	53,994	661,427
*NewBridge Bancorp.	5,140	10,229
*Newport Bancorp, Inc.	900	10,728
*NewStar Financial, Inc.	3,700	9,953
*Nexity Financial Corp.	600	108
North Central Bancshares, Inc.	200	2,840
*North Valley Bancorp.	1,261	5,517

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northeast Bancorp.	200	$1,828
Northeast Community Bancorp, Inc.	3,456	26,404
#Northern Trust Corp.	25,950	1,552,070
Northfield Bancorp, Inc.	13,916	166,575
Northrim Bancorp, Inc.	1,902	27,959
Northwest Bancorp, Inc.	20,844	427,094
Norwood Financial Corp.	740	23,946
NYMAGIC, Inc.	3,100	53,599
NYSE Euronext, Inc.	94,204	2,538,798
Ocean Shore Holding Co.	3,004	21,494
OceanFirst Financial Corp.	4,697	57,162
*Ocwen Financial Corp.	31,578	449,986
Odyssey Re Holdings Corp.	27,330	1,262,646
#Ohio Valley Banc Corp.	662	19,503
#Old National Bancorp.	20,660	233,458
Old Republic International Corp.	104,396	1,079,455
#Old Second Bancorp, Inc.	6,565	33,219
OneBeacon Insurance Group, Ltd.	12,189	137,736
optionsXpress Holding, Inc.	20,283	366,514
Oriental Financial Group, Inc.	9,500	134,045
*Oritani Financial Corp.	11,064	151,134
Osage Bancshares, Inc.	900	7,875
#*PAB Bankshares, Inc.	1,714	7,156
#Pacific Capital Bancorp.	23,359	49,521
Pacific Continental Corp.	3,171	33,708
*Pacific Mercantile Bancorp.	1,900	6,175
*Pacific Premier Bancorp, Inc.	670	2,914
*Pacific State Bancorp.	500	490
#PacWest Bancorp.	12,975	208,638
Pamrapo Bancorp, Inc.	911	7,971
*Park Bancorp, Inc.	153	1,141
#Park National Corp.	5,808	370,260
Parkvale Financial Corp.	1,654	14,390
PartnerRe, Ltd.	21,179	1,452,668
Patriot National Bancorp.	500	1,500
Peapack-Gladstone Financial Corp.	1,698	32,293
*Penn Treaty American Corp.	2,800	616
Penns Woods Bancorp, Inc.	770	26,049
#*Penson Worldwide, Inc.	10,500	122,535
Peoples Bancorp of North Carolina	1,583	10,290
Peoples Bancorp, Inc. (709788202)	470	5,859
Peoples Bancorp, Inc. (709789101)	4,660	85,325
—*Peoples Community Bancorp.	700	427
#*People’s United Financial, Inc.	132,290	2,149,712
#*PHH Corp.	22,072	404,580
*Phoenix Companies, Inc. (The)	92,900	204,380
*PICO Holdings, Inc.	9,186	278,611
Pinnacle Bancshares, Inc.	200	1,855
*Pinnacle Financial Partners, Inc.	12,091	188,620
*Piper Jaffray Companies, Inc.	200	9,172
Platinum Underwriters Holdings, Ltd.	24,700	833,625
*PMA Capital Corp. Class A	7,202	41,772
*PMI Group, Inc.	500	1,150
PNC Financial Services Group, Inc.	68,412	2,507,984
Porter Bancorp, Inc.	3,073	51,565
#*Portfolio Recovery Associates, Inc.	6,811	314,328
*Preferred Bank	2,512	9,646
Premier Financial Bancorp, Inc.	1,067	6,381
Presidential Life Corp.	700	6,258
Princeton National Bancorp, Inc.	1,222	20,163
#Principal Financial Group, Inc.	28,320	671,184

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#PrivateBancorp, Inc.	10,600	$263,198
*ProAssurance Corp.	17,100	868,338
*Progressive Corp.	79,480	1,238,298
#Prosperity Bancshares, Inc.	22,634	758,465
Protective Life Corp.	28,700	429,065
Providence Community Bancshares, Inc.	200	654
Provident Financial Holdings, Inc.	5,035	38,266
Provident Financial Services, Inc.	31,408	371,871
Provident New York Bancorp.	21,871	212,149
Prudential Bancorp, Inc. of Pennsylvania	2,615	31,249
Prudential Financial, Inc.	70,067	3,101,866
PSB Holdings, Inc.	1,100	5,363
Pulaski Financial Corp.	3,035	23,491
QC Holdings, Inc.	6,181	32,883
Radian Group, Inc.	17,510	58,308
*Rainier Pacific Financial Group, Inc.	2,107	2,318
#Raymond James Financial, Inc.	52,383	1,074,899
Regions Financial Corp.	251,366	1,111,038
Reinsurance Group of America, Inc.	30,929	1,283,554
#RenaissanceRe Holdings, Ltd.	22,800	1,145,700
Renasant Corp.	10,227	152,280
Republic Bancorp, Inc. Class A	4,638	111,822
*Republic First Bancorp, Inc.	2,966	20,970
Resource America, Inc.	5,258	31,601
*Rewards Network , Inc.	3,051	41,158
*Riskmetrics Group, Inc.	2,200	40,128
*Riverview Bancorp, Inc.	2,680	9,139
RLI Corp.	7,257	360,020
Rockville Financial, Inc.	7,478	93,026
Roma Financial Corp.	10,148	130,706
Rome Bancorp, Inc.	2,945	25,798
*Royal Bancshares of Pennsylvania, Inc. Class A	1,587	3,237
Rurban Financial Corp.	1,124	8,059
S&T Bancorp, Inc.	10,431	143,009
S.Y. Bancorp, Inc.	5,051	124,154
Safety Insurance Group, Inc.	8,600	277,436
Salisbury Bancorp, Inc.	416	11,024
Sanders Morris Harris Group, Inc.	10,309	60,101
Sandy Spring Bancorp, Inc.	8,195	132,759
Savannah Bancorp, Inc. (The)	1,013	7,557
SCBT Financial Corp.	4,375	112,394
*Seabright Insurance Holdings	10,922	106,162
Seacoast Banking Corp. of Florida	12,165	26,276
—*Security Bank Corp.	7,711	1,851
*Security National Financial Corp. Class A	706	1,793
SEI Investments Co.	20,936	395,690
Selective Insurance Group, Inc.	26,233	391,921
Shore Bancshares, Inc.	1,961	38,318
*SI Financial Group, Inc.	3,283	15,102
*Siebert Financial Corp.	3,562	7,302
#Sierra Bancorp.	3,741	51,888
#*Signature Bank	13,354	393,676
Simmons First National Corp. Class A	6,628	198,707
#*SLM Corp.	135,930	1,208,418
Smithtown Bancorp, Inc.	4,540	52,482
Somerset Hills Bancorp.	1,180	9,322
South Financial Group, Inc.	5,400	8,694
South Street Financial Corp.	300	1,005
*Southcoast Financial Corp.	1,754	9,103
*Southern Community Financial Corp.	5,725	17,060
*Southern Connecticut Bancorp, Inc.	400	2,180

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southern First Bancshares, Inc.	675	$5,285
Southern Missouri Bancorp, Inc.	243	2,748
Southside Bancshares, Inc.	5,215	118,068
Southwest Bancorp, Inc.	7,804	78,586
*Southwest Georgia Financial Corp.	714	4,820
*Specialty Underwriters’ Alliance, Inc.	300	1,989
#*St. Joe Co. (The)	9,802	276,024
*StanCorp Financial Group, Inc.	25,300	870,826
State Auto Financial Corp.	18,656	322,562
State Bancorp, Inc.	7,056	62,234
#State Street Corp.	57,638	2,899,191
StellarOne Corp.	10,979	161,830
Sterling Bancorp.	9,510	76,746
Sterling Bancshares, Inc.	35,350	285,274
*Sterling Financial Corp.	17,181	47,935
*Stewart Information Services Corp.	8,700	119,799
*Stifel Financial Corp.	10,410	519,771
*Stratus Properties, Inc.	2,912	15,667
Student Loan Corp.	8,395	377,355
#Suffolk Bancorp.	3,705	109,298
*Sun American Bancorp.	787	228
*Sun Bancorp, Inc.	9,389	41,969
#SunTrust Banks, Inc.	61,232	1,194,024
*Superior Bancorp.	1,080	2,992
Susquehanna Bancshares, Inc.	46,629	245,269
*Sussex Bancorp.	332	1,245
#*SVB Financial Group	16,050	565,763
SWS Group, Inc.	12,800	176,128
Synovus Financial Corp.	120,350	422,429
#T. Rowe Price Group, Inc.	26,663	1,245,429
*Taylor Capital Group, Inc.	3,200	21,824
#TCF Financial Corp.	56,097	793,212
*TD Ameritrade Holding Corp.	75,485	1,399,492
*Team Financial, Inc.	400	4
Teche Holding Co.	557	19,077
*Tejon Ranch Co.	6,302	166,625
#*Temecula Valley Bancorp, Inc.	500	10
—#Teton Advisors, Inc.	29	—
*Texas Capital Bancshares, Inc.	15,060	250,147
TF Financial Corp.	652	11,443
TFS Financial Corp.	86,557	960,783
*Thomas Weisel Partners Group, Inc.	13,296	56,508
*TIB Financial Corp.	3,782	7,904
*Tidelands Bancshares, Inc.	957	3,254
*TierOne Corp.	2,296	5,304
Timberland Bancorp, Inc.	1,600	8,288
Tompkins Financial Corp.	3,611	160,617
#Torchmark Corp.	18,860	736,672
*Tower Financial Corp.	350	1,718
#Tower Group, Inc.	17,100	426,987
TowneBank	8,127	107,764
*Tradestation Group, Inc.	14,798	110,837
Transatlantic Holdings, Inc.	20,884	988,022
Travelers Companies, Inc. (The)	98,865	4,258,116
*Tree.com, Inc.	3,554	35,469
#TriCo Bancshares	5,522	91,831
TrustCo Bank Corp.	20,305	127,718
#Trustmark Corp.	29,839	593,796
U.S. Bancorp.	199,515	4,072,101
#UCBH Holdings, Inc.	30,004	36,305
#UMB Financial Corp.	15,900	663,348

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Umpqua Holdings Corp.	31,834	$308,790
Unico American Corp.	100	836
Union Bankshares Corp.	4,449	69,048
Union Bankshares, Inc.	718	10,950
*United America Indemnity, Ltd.	4,500	24,345
United Bancshares, Inc. (909458101)	600	6,930
#United Bancshares, Inc. (909907107)	18,985	384,636
#*United Community Banks, Inc.	15,388	103,561
*United Community Financial Corp.	5,332	7,305
United Financial Bancorp, Inc.	9,596	127,435
United Fire & Casualty Co.	21,736	365,382
*United PanAm Financial Corp.	2,900	9,715
#*United Security Bancshares	3,487	16,040
United Western Bancorp, Inc.	2,704	21,578
Unitrin, Inc.	32,678	431,023
*Unity Bancorp, Inc.	723	2,928
Universal Insurance Holdings, Inc.	15,180	75,900
Univest Corp. of Pennsylvania	4,792	123,969
Unum Group	124,562	2,338,029
#Validus Holdings, Ltd.	9,017	204,686
#Valley National Bancorp.	49,026	623,611
ViewPoint Financial Group	9,072	119,115
#*Vineyard National Bancorp Co.	2,497	150
*Virginia Commerce Bancorp, Inc.	5,148	16,474
*Virtus Investment Partners, Inc.	920	14,582
VIST Financial Corp.	1,764	10,990
W. R. Berkley Corp.	51,119	1,187,494
*Waccamaw Bankshares, Inc.	220	770
#Waddell & Reed Financial, Inc.	17,600	499,312
Wainwright Bank & Trust Co.	2,570	19,442
Washington Banking Co.	1,910	17,228
#Washington Federal, Inc.	46,416	646,575
Washington Trust Bancorp, Inc.	6,209	112,755
*Waterstone Financial, Inc.	11,672	60,694
Wayne Savings Bancshares, Inc.	555	3,330
#Webster Financial Corp.	22,543	254,961
Wells Fargo & Co.	484,459	11,849,867
Wesbanco, Inc.	14,649	244,199
Wesco Financial Corp.	1,789	545,556
West Bancorporation	6,287	37,219
West Coast Bancorp	6,229	15,323
#Westamerica Bancorporation	10,104	528,035
*Western Alliance Bancorp	15,514	107,512
#Westwood Holdings Group, Inc.	1,714	66,915
White Mountains Insurance Group, Ltd.	3,900	1,006,200
#Whitney Holding Corp.	28,800	252,288
Wilber Corp. (The)	1,734	19,768
Wilmington Trust Corp.	24,800	284,952
#Wilshire Bancorp, Inc.	11,173	82,233
*Wilshire Enterprises, Inc.	100	164
*Wintrust Financial Corp.	10,300	269,345
#*World Acceptance Corp.	9,067	215,069
WSB Holdings, Inc.	1,227	2,810
WVS Financial Corp.	803	12,527
Yadkin Valley Financial Corp.	5,776	39,739
Zenith National Insurance Corp.	20,264	483,702
#Zions Bancorporation	59,460	807,467
*ZipRealty, Inc.	8,818	27,424

Total Financials		277,662,403

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (10.1%)
*A.D.A.M., Inc.	1,515	$4,394
#*Abaxis, Inc.	7,492	200,561
Abbott Laboratories	178,855	8,046,686
*ABIOMED, Inc.	7,033	53,099
*Abraxis Bioscience, Inc.	2,755	84,716
*Acadia Pharmaceuticals, Inc.	3,800	15,466
*Accelrys, Inc.	11,394	68,364
*Accentia Biopharmaceuticals, Inc.	4,200	966
#*Accuray, Inc.	21,521	150,862
*Achillion Pharmaceuticals, Inc.	2,700	5,670
#*Acorda Therapeutics, Inc.	7,700	194,502
*Adeona Pharmaceuticals, Inc.	500	195
*Adolor Corp.	16,000	28,480
*Advanced Life Sciences Holdings, Inc.	2,664	1,279
Aetna, Inc.	65,300	1,761,141
*Affymax, Inc.	5,500	105,105
#*Affymetrix, Inc.	32,500	287,300
*Air Methods Corp.	6,200	182,342
*Akorn, Inc.	10,281	13,879
*Albany Molecular Research, Inc.	6,780	64,613
*Alexion Pharmaceuticals, Inc.	7,800	343,590
*Alexza Pharmaceuticals, Inc.	12,386	32,699
#*Align Technology, Inc.	21,029	229,426
*Alkermes, Inc.	33,269	343,336
Allergan, Inc.	35,962	1,921,450
*Alliance HealthCare Services, Inc.	16,800	82,824
*Allied Healthcare International, Inc.	9,375	23,344
*Allied Healthcare Products, Inc.	1,117	4,468
*Allion Healthcare, Inc.	11,127	82,340
*Allos Therapeutics, Inc.	13,000	104,910
#*Allscripts-Misys Healthcare Solutions, Inc.	49,906	859,880
*Almost Family, Inc.	2,102	66,675
#*Alnylam Pharmaceuticals, Inc.	7,515	174,874
*Alphatec Holdings, Inc.	10,103	37,785
*AMAG Pharmaceuticals, Inc.	6,055	274,958
*AMDL, Inc.	2,300	2,208
#*Amedisys, Inc.	9,834	439,678
*America Services Group, Inc.	3,955	67,947
*American Dental Partners, Inc.	4,647	60,829
*American Medical Systems Holdings, Inc.	27,836	425,612
*American Shared Hospital Services	508	1,069
*AMERIGROUP Corp.	22,503	555,374
#AmerisourceBergen Corp.	63,150	1,245,318
*Amgen, Inc.	127,585	7,949,821
*AMICAS, Inc.	13,398	39,390
#*Amicus Therapeutics, Inc.	736	8,383
*AMN Healthcare Services, Inc.	17,458	127,094
*Amsurg Corp.	15,100	311,362
#*Amylin Pharmaceuticals, Inc.	52,300	769,333
*Anadys Pharmaceuticals, Inc.	3,845	9,997
Analogic Corp.	6,010	227,839
#*Anesiva, Inc.	5,880	1,117
*AngioDynamics, Inc.	12,968	161,841
*Anika Therapeutics, Inc.	3,970	23,026
#*Antigenics, Inc.	4,001	8,762
*Arca Biopharma, Inc.	110	418
*Ardea Biosciences, Inc.	3,272	63,739
#*Arena Pharmaceuticals, Inc.	35,956	183,376
*Ariad Pharmaceuticals, Inc.	1,825	3,522
*Arqule, Inc.	10,686	65,398
*Array BioPharma, Inc.	15,525	58,995

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Arrhythmia Research Technology, Inc.	200	$708
*ArthroCare Corp.	6,400	86,400
*Aspect Medical Systems, Inc.	6,725	42,099
*Assisted Living Concepts, Inc.	5,827	83,909
#*Athenahealth, Inc.	6,200	229,028
*AtriCure, Inc.	1,700	5,933
Atrion Corp.	500	65,095
*ATS Medical, Inc.	27,035	94,082
*Auxilium Pharmaceuticals, Inc.	9,290	287,340
*AVI BioPharma, Inc.	1,252	2,880
*Avigen, Inc.	6,500	8,710
#Bard (C.R.), Inc.	11,500	846,055
#Baxter International, Inc.	48,988	2,761,454
#Beckman Coulter, Inc.	12,466	785,233
Becton Dickinson & Co.	25,519	1,662,563
*Bioanalytical Systems, Inc.	400	272
*BioClinica, Inc.	5,333	19,945
#*BioCryst Pharmaceuticals, Inc.	6,981	64,225
*Biodel, Inc.	6,500	32,045
*Biogen Idec, Inc.	30,950	1,471,673
#*BioLase Technology, Inc.	1,000	2,140
#*BioMarin Pharmaceutical, Inc.	17,668	289,932
*BioMimetic Therapeutics, Inc.	7,547	78,259
*Bio-Rad Laboratories, Inc. Class A	6,400	495,616
*Bio-Rad Laboratories, Inc. Class B	988	76,664
#*Bio-Reference Laboratories, Inc.	4,200	134,652
*BioSante Pharmaceuticals, Inc.	6,183	11,315
*BioScrip, Inc.	14,225	84,070
*BioSphere Medical, Inc.	2,975	11,216
*Boston Scientific Corp.	248,950	2,673,723
*Bovie Medical Corp.	4,800	43,056
Bristol-Myers Squibb Co.	231,655	5,036,180
*Brookdale Senior Living, Inc.	42,000	449,820
*Bruker BioSciences Corp.	29,067	292,414
#*BSD Medical Corp.	2,100	4,536
#*Cadence Pharmaceuticals, Inc.	9,300	112,530
*Caliper Life Sciences, Inc.	9,744	16,467
*Cambrex Corp.	13,461	61,651
*Candela Corp.	700	784
*Cantel Medical Corp.	8,503	131,711
*Capital Senior Living Corp.	8,509	41,864
*Caraco Pharmaceutical Laboratories, Ltd.	3,775	11,816
*Cardiac Science Corp.	12,543	49,921
*Cardica, Inc.	1,700	3,111
Cardinal Health, Inc.	53,725	1,789,042
*CAS Medical Systems, Inc.	2,600	4,420
*Catalyst Health Solutions, Inc.	14,686	378,605
*Celera Corp.	41,248	247,488
*Celgene Corp.	52,975	3,017,456
#*Celldex Therapeutics, Inc.	2,313	17,579
*Celsion Corp.	800	2,720
*Centene Corp.	17,400	335,994
#*Cephalon, Inc.	8,900	521,985
#*Cepheid, Inc.	11,700	123,669
#*Cerner Corp.	11,900	774,452
*Cerus Corp.	3,547	5,923
*Charles River Laboratories International, Inc.	32,090	1,061,216
Chemed Corp.	9,000	396,900
#Cigna Corp.	65,082	1,848,329
*Clinical Data, Inc.	5,126	75,916
*Columbia Laboratories, Inc.	12,694	15,106

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*CombiMatrix Corp.	1,786	$11,823
*CombinatoRx, Inc.	4,241	3,690
#*Community Health Systems, Inc.	46,961	1,329,936
#Computer Programs & Systems, Inc.	2,316	90,208
*Conceptus, Inc.	5,700	95,703
*CONMED Corp.	14,561	255,982
*Continucare Corp.	24,500	71,540
#*Cooper Companies, Inc.	23,700	650,328
*Cornerstone Therapeutics, Inc.	1,213	10,917
*Corvel Corp.	4,785	116,850
#*Covance, Inc.	7,300	402,595
*Coventry Health Care, Inc.	70,602	1,623,846
*CPEX Pharmaceuticals, Inc.	340	3,536
*Cross Country Healthcare, Inc.	6,500	54,275
*CryoLife, Inc.	5,900	29,972
*Cubist Pharmaceuticals, Inc.	11,700	232,479
*Curis, Inc.	600	840
*Cutera, Inc.	6,029	50,342
*Cyberonics, Inc.	8,275	137,448
*Cyclacel Pharmaceuticals, Inc.	1,543	1,543
*Cynosure, Inc. Class A	3,100	29,946
*Cypress Bioscience, Inc.	14,000	123,760
*Cytokinetics, Inc.	18,019	53,336
*Cytomedix, Inc.	900	396
#*Cytori Therapeutics, Inc.	9,700	32,010
#*DaVita, Inc.	14,900	740,530
Daxor Corp.	2,013	20,130
#*Dendreon Corp.	17,973	435,126
#DENTSPLY International, Inc.	11,904	396,998
*DepoMed, Inc.	7,000	26,740
*Dexcom, Inc.	13,313	86,002
*Dialysis Corp. of America	2,038	11,637
*Digirad Corp.	4,810	10,053
*Dionex Corp.	3,300	217,503
*Durect Corp.	18,393	42,304
*DUSA Pharmaceuticals, Inc.	800	856
*Dyax Corp.	22,772	86,306
*Dynacq Healthcare, Inc.	2,500	8,075
*Dynavax Technologies Corp.	600	1,098
*Eclipsys Corp.	19,519	355,246
*Edwards Lifesciences Corp.	15,600	1,020,396
Eli Lilly & Co.	120,244	4,195,313
*Elite Pharmaceuticals, Inc.	900	59
*Emergency Medical Services Corp. Class A	3,650	142,861
#*Emergent Biosolutions, Inc.	12,857	184,627
*Emeritus Corp.	17,163	199,949
*Emisphere Technologies, Inc.	2,600	2,652
*Endo Pharmaceuticals Holdings, Inc.	28,650	601,937
—*Endo Pharmaceuticals Solutions.	24,105	23,864
*Endologix, Inc.	10,690	51,633
Ensign Group, Inc.	1,700	27,234
*Enzo Biochem, Inc.	9,900	50,490
#*Enzon Pharmaceuticals, Inc.	8,334	67,755
*eResearch Technology, Inc.	14,910	81,260
*ev3, Inc.	43,940	539,144
*Exact Sciences Corp.	1,550	4,387
*Exactech, Inc.	5,000	71,250
*Exelixis, Inc.	36,526	195,414
#*Express Scripts, Inc.	30,800	2,157,232
*Facet Biotech Corp.	5,313	46,861
*Five Star Quality Care, Inc.	8,775	24,570

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Forest Laboratories, Inc.	33,110	$855,231
*Fresenius Kabi Pharmaceuticals Holding, Inc.	45,559	10,934
*Genomic Health, Inc.	4,700	79,242
*Genoptix, Inc.	1,500	46,965
*Gen-Probe, Inc.	17,700	657,024
*Gentiva Health Services, Inc.	18,665	397,191
*GenVec, Inc.	3,700	2,964
*Genzyme Corp.	31,052	1,611,288
*Geron Corp.	32,685	262,134
#*Gilead Sciences, Inc.	106,580	5,214,959
#*Greatbatch, Inc.	11,100	244,644
#*GTx, Inc.	6,229	65,529
*Haemonetics Corp.	10,200	601,902
#*Halozyme Therapeutics, Inc.	15,443	109,028
*Hanger Orthopedic Group, Inc.	11,236	154,158
*Harvard Bioscience, Inc.	12,072	50,220
*Health Fitness Corp.	3,600	24,732
*Health Grades, Inc.	6,500	31,070
*Health Management Associates, Inc.	81,200	489,636
*Health Net, Inc.	31,458	425,627
#*HEALTHSOUTH Corp.	31,411	452,318
*HealthSpring, Inc.	29,031	366,662
*HealthStream, Inc.	3,730	13,764
*HealthTronics, Inc.	11,300	24,295
*Healthways, Inc.	13,500	198,990
#*Henry Schein, Inc.	18,688	960,189
Hill-Rom Holdings, Inc.	27,886	477,966
*Hi-Tech Pharmacal Co., Inc.	4,200	65,730
#*HLTH Corp.	38,690	567,969
*HMS Holdings Corp.	10,200	391,680
*Hollis-Eden Pharmaceuticals, Inc.	2,300	1,150
#*Hologic, Inc.	85,443	1,255,158
*Home Diagnostics, Inc.	7,561	51,339
*Hooper Holmes, Inc.	8,904	3,829
*Hospira, Inc.	24,734	950,528
#*Human Genome Sciences, Inc.	47,495	679,179
*Humana, Inc.	53,881	1,769,991
#*Hythiam, Inc.	8,900	2,492
*iBioPharma, Inc.	500	275
*ICU Medical, Inc.	5,700	221,901
*Idenix Pharmaceuticals, Inc.	9,647	36,659
*Idera Pharmaceuticals, Inc.	2,800	18,060
#*IDEXX Laboratories, Inc.	11,100	553,002
*I-Flow Corp.	8,310	63,239
#*Illumina, Inc.	18,502	668,662
*Immtech International, Inc.	1,800	312
*Immucor, Inc.	9,351	155,788
*ImmunoGen, Inc.	11,086	96,337
*Immunomedics, Inc.	10,600	43,884
#IMS Health, Inc.	40,500	486,000
*Incyte Corp.	29,930	155,636
*Infinity Pharmaceuticals, Inc.	8,875	71,710
*Inovio Biomedical Corp.	5,300	11,077
*Inspire Pharmaceuticals, Inc.	10,498	51,020
*Insulet Corp.	8,600	57,620
#*Integra LifeSciences Holdings Corp.	10,228	323,818
*IntegraMed America, Inc.	5,295	40,189
*Interleukin Genetics, Inc.	1,209	822
#*InterMune, Inc.	13,267	202,720
#*Intuitive Surgical, Inc.	5,340	1,213,889
#Invacare Corp.	17,600	359,040

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*InVentiv Health, Inc.	13,331	$204,498
#*Inverness Medical Innovations, Inc.	39,799	1,339,236
*IPC The Hospitalist Co.	5,100	142,035
*Iridex Corp.	1,100	2,409
*IRIS International, Inc.	6,800	69,360
#*Isis Pharmaceuticals, Inc.	17,797	325,329
*Isolagen, Inc.	2,325	2
*ISTA Pharmaceuticals, Inc.	11,128	55,417
*Javelin Pharmaceuticals, Inc.	3,432	6,521
#*Jazz Pharmaceuticals, Inc.	2,800	16,464
#Johnson & Johnson	304,296	18,528,583
*Kendle International, Inc.	4,800	56,064
*Kensey Nash Corp.	4,821	137,688
*Keryx Biopharmaceuticals, Inc.	1,443	1,631
Kewaunee Scientific Corp.	987	11,745
*Kindred Healthcare, Inc.	7,900	110,916
#*Kinetic Concepts, Inc.	29,999	948,568
*King Pharmaceuticals, Inc.	132,800	1,204,496
*K-V Pharmaceutical Co. Class A	7,683	17,671
#*K-V Pharmaceutical Co. Class B	2,491	7,847
#*Laboratory Corp. of America Holdings	14,500	974,255
Landauer, Inc.	1,884	126,077
*Lannet Co., Inc.	9,079	80,349
*LCA-Vision, Inc.	6,757	38,785
*LeMaitre Vascular, Inc.	1,700	5,865
*Lexicon Pharmaceuticals, Inc.	8,807	11,713
*LHC Group, Inc.	7,000	205,450
#*Life Technologies Corp.	38,710	1,762,466
*LifePoint Hospitals, Inc.	28,117	777,716
*Ligand Pharmaceuticals, Inc. Class B	32,278	91,347
#*Lincare Holdings, Inc.	23,117	605,203
#*Luminex Corp.	16,850	297,740
*Luna Innovations, Inc.	600	234
*Magellan Health Services, Inc.	18,623	602,640
#*MAKO Surgical Corp.	2,694	23,599
#*Mannkind Corp.	31,773	254,502
*Martek Biosciences Corp.	15,000	348,900
*Matrixx Initiatives, Inc.	3,400	19,176
*Maxygen, Inc.	17,227	137,644
McKesson Corp.	25,771	1,318,187
#*MDRNA, Inc.	1,000	1,440
*Medarex, Inc.	38,396	609,345
*MedAssets, Inc.	16,214	302,878
*MedCath Corp.	7,800	94,068
#*Medco Health Solutions, Inc.	59,160	3,127,198
*Medical Action Industries, Inc.	8,743	109,200
*Medical Staffing Network Holdings, Inc.	3,200	544
*Medicines Co. (The)	19,600	158,956
Medicis Pharmaceutical Corp. Class A	28,160	482,099
*Medivation, Inc.	5,800	143,550
*Mednax, Inc.	11,700	542,295
*MEDTOX Scientific, Inc.	4,380	39,420
Medtronic, Inc.	124,872	4,422,966
#Merck & Co., Inc.	232,390	6,974,024
*Merge Healthcare, Inc.	6,379	24,050
Meridian Bioscience, Inc.	6,850	150,837
*Merit Medical Systems, Inc.	10,595	193,783
*Metabasis Therapeutics, Inc.	2,106	1,011
*Metabolix, Inc.	7,100	65,746
*Metropolitan Health Networks, Inc.	12,259	29,176
#*Mettler Toledo International, Inc.	7,700	647,262

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Micromet, Inc.	9,367	$60,230
*Micrus Endovascular Corp.	2,916	26,273
*MiddleBrook Pharmaceuticals, Inc.	11,202	16,243
*Millipore Corp.	7,100	494,160
*Misonix, Inc.	700	1,141
*Molecular Insight Pharmaceuticals, Inc.	8,396	51,971
*Molina Healthcare, Inc.	14,949	337,100
#*Momenta Pharmaceuticals, Inc.	7,000	75,950
*Monogram Biosciences, Inc.	1,116	5,055
*MTS Medication Technologies, Inc.	600	3,336
*MWI Veterinary Supply, Inc.	4,100	157,358
#*Mylan, Inc.	60,200	794,038
*Myriad Genetics, Inc.	19,340	530,303
*Myriad Pharmaceuticals, Inc.	4,835	23,546
*Nabi Biopharmaceuticals	18,400	47,288
*Nanosphere, Inc.	900	6,354
*National Dentex Corp.	1,076	7,263
National Healthcare Corp.	4,440	165,390
National Research Corp.	1,172	30,191
*Natus Medical, Inc.	9,076	123,434
*Nektar Therapeutics	29,607	209,618
*Neogen Corp.	5,086	148,206
*Neose Technologies, Inc.	2,117	152
*Neurocrine Biosciences, Inc.	10,900	34,771
*Neurogen Corp.	1,900	361
*NeurogesX, Inc.	1,200	9,456
*Neurometric, Inc.	2,400	4,512
*Nighthawk Radiology Holdings, Inc.	9,819	47,426
*NMT Medical, Inc.	1,000	1,860
#*Northfield Laboratories, Inc.	1,200	54
*Northstar Neuroscience, Inc.	6,000	480
#*NovaMed, Inc.	14,764	71,015
#*Novavax, Inc.	11,711	50,826
*Noven Pharmaceuticals, Inc.	9,585	157,961
*NPS Pharmaceuticals, Inc.	15,652	60,886
#*NuVasive, Inc.	6,700	277,313
*NxStage Medical, Inc.	10,000	55,400
*Obagi Medical Products, Inc.	5,400	40,986
*Oculus Innovative Sciences, Inc.	200	496
*Odyssey Healthcare, Inc.	18,116	211,051
Omnicare, Inc.	47,850	1,142,180
*Omnicell, Inc.	16,687	208,254
#*Onyx Pharmaceuticals, Inc.	21,500	772,280
*Optimer Pharmaceuticals, Inc.	7,101	100,053
*OraSure Technologies, Inc.	20,112	57,118
*Orchid Cellmark, Inc.	4,000	7,000
*Ore Pharmaceuticals, Inc.	804	478
*Orexigen Therapeutics, Inc.	10,371	84,835
*Orthologic Corp.	1,400	854
#*Orthovita, Inc.	15,510	100,970
#*Oscient Pharmaceuticals Corp.	1,300	39
#*OSI Pharmaceuticals, Inc.	12,200	412,238
#*Osiris Therapeutics, Inc.	10,076	122,625
*Osteotech, Inc.	4,400	21,824
*OTIX Global, Inc.	4,000	2,880
#Owens & Minor, Inc.	16,200	717,660
#*OXiGENE, Inc.	1,400	2,100
*Pain Therapeutics, Inc.	15,296	67,302
*Palatin Technologies, Inc.	3,700	999
*Palomar Medical Technologies, Inc.	9,829	146,845
*Par Pharmaceutical Cos., Inc.	17,651	286,123

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Parexel International Corp.	16,600	$256,802
#*Patterson Companies, Inc.	10,943	277,514
*PDI, Inc.	4,700	24,393
#PDL BioPharma, Inc.	31,867	262,265
#*Penwest Pharmaceuticals Co.	1,000	2,740
PerkinElmer, Inc.	58,214	1,026,313
Perrigo Co.	20,477	555,746
#Pfizer, Inc.	954,193	15,200,294
Pharmaceutical Products Development Service, Inc.	10,400	216,008
#*PharMerica Corp.	11,082	232,279
*Phase Forward, Inc.	16,000	227,200
*PHC, Inc.	1,400	2,310
#*Poniard Pharmaceuticals, Inc.	3,000	21,630
#*Pozen, Inc.	6,698	51,106
*Progenics Pharmaceuticals, Inc.	9,931	56,408
*Prospect Medical Holdings, Inc.	1,100	4,455
*Providence Service Corp.	4,000	42,200
*ProxyMed, Inc.	1,683	5
*PSS World Medical, Inc.	22,151	447,672
Psychemedics Corp.	400	2,640
*Psychiatric Solutions, Inc.	20,150	544,453
*QuADRaMed Corp.	1,280	8,064
Quality Systems, Inc.	6,180	339,220
Quest Diagnostics, Inc.	30,400	1,660,448
*Questcor Pharmaceuticals, Inc.	9,645	56,520
#*Quidel Corp.	8,000	119,440
*Quigley Corp.	3,827	8,362
*RadNet, Inc.	7,750	22,785
*Regeneration Technologies, Inc.	20,058	88,857
*Regeneron Pharmaceuticals, Inc.	29,995	643,093
*RegeneRx Biopharmaceuticals, Inc.	746	425
*RehabCare Group, Inc.	10,300	247,818
*Repligen Corp.	11,107	59,645
*Repros Therapeutics, Inc.	3,300	8,349
*Res-Care, Inc.	15,516	242,360
*ResMed, Inc.	19,100	783,100
*Retractable Technologies, Inc.	2,700	2,376
#*Rigel Pharmaceuticals, Inc.	9,100	75,803
*Rochester Medical Corp.	4,523	58,392
#*Rockwell Medical Technologies, Inc.	4,104	36,854
*Salix Pharmaceuticals, Ltd.	17,344	211,250
*Sangamo BioSciences, Inc.	5,700	32,490
*Santarus, Inc.	6,582	20,667
#*Savient Pharmaceuticals, Inc.	12,300	191,757
Schering-Plough Corp.	182,136	4,828,425
#*SciClone Pharmaceuticals, Inc.	10,600	37,100
*SCOLR Pharma, Inc.	1,500	510
#*Seattle Genetics, Inc.	16,405	197,680
*SenoRx, Inc.	2,200	8,558
#*Sepracor, Inc.	40,094	695,631
#*Sequenom, Inc.	12,092	69,650
*SeraCare Life Sciences, Inc.	259	376
*Sirona Dental Systems, Inc.	23,314	605,931
*Skilled Healthcare Group, Inc.	7,000	57,820
*Somanetics Corp.	4,982	69,897
*Somaxon Pharmaceuticals, Inc.	2,500	5,300
*SonoSite, Inc.	7,400	174,418
Span-American Medical System, Inc.	593	7,021
*Spectranetics Corp.	14,964	77,663
*Spectrum Pharmaceuticals, Inc.	9,333	62,531
*SRI/Surgical Express, Inc.	700	1,750

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*St. Jude Medical, Inc.	39,900	$1,504,629
#*STAAR Surgical Co.	8,750	23,625
#*StemCells, Inc.	6,140	10,377
*Stereotaxis, Inc.	12,999	58,755
#Steris Corp.	18,324	514,538
*Strategic Diagnostics, Inc.	7,636	9,087
#Stryker Corp.	42,348	1,646,490
*Sucampo Pharmaceuticals, Inc.	1,914	12,652
*Sun Healthcare Group, Inc.	22,611	220,005
*Sunrise Senior Living, Inc.	13,379	31,307
*SuperGen, Inc.	8,462	22,509
#*SurModics, Inc.	5,452	121,907
*Symmetry Medical, Inc.	18,386	157,384
*Synovis Life Technologies, Inc.	3,500	54,075
*Synta Pharmaceuticals Corp.	5,121	13,468
*Targacept, Inc.	7,405	79,456
Techne Corp.	6,200	395,684
Teleflex, Inc.	20,018	960,063
*Telik, Inc.	7,795	6,852
#*Tenet Healthcare Corp.	88,900	351,155
*Theragenics Corp.	7,200	9,000
*Theravance, Inc.	18,757	283,231
#*Thermo Fisher Scientific, Inc.	75,680	3,426,790
#*Thoratec Corp.	15,800	397,212
*Tomotherapy, Inc.	6,800	21,488
*Torreypines Therapeutics, Inc.	2,600	312
*TranS1, Inc.	5,222	32,376
*Transcept Pharmaceuticals, Inc.	1,700	9,945
*Trimeris, Inc.	5,148	10,656
#*Triple-S Management Corp.	7,900	135,011
*Trubion Pharmaceuticals, Inc.	900	3,942
*U.S. Physical Therapy, Inc.	4,400	71,940
#*United Therapeutics Corp.	4,300	398,266
UnitedHealth Group, Inc.	180,055	5,052,343
*Universal American Corp.	33,058	300,828
Universal Health Services, Inc.	19,406	1,079,168
*Urologix, Inc.	800	1,040
*Uroplasty, Inc.	2,100	1,659
Utah Medical Products, Inc.	1,260	35,910
#*Valeant Pharmaceuticals International	25,802	665,692
*Vanda Pharmaceuticals, Inc.	1,200	18,240
#*Varian Medical Systems, Inc.	12,300	433,821
*Varian, Inc.	12,894	654,499
*Vascular Solutions, Inc.	6,100	46,909
#*VCA Antech, Inc.	30,783	787,429
#*Vertex Pharmaceuticals, Inc.	20,043	721,748
*Vical, Inc.	14,110	50,373
*ViroPharma, Inc.	22,393	165,036
#*Virtual Radiologic Corp.	2,054	23,991
*Vital Images, Inc.	8,300	110,722
*Vivus, Inc.	24,000	177,840
*Volcano Corp.	16,030	243,496
*Warner Chilcott, Ltd.	1,792	27,059
#*Waters Corp.	10,100	507,525
*Watson Pharmaceuticals, Inc.	40,500	1,406,565
*WellCare Health Plans, Inc.	7,577	168,664
*WellPoint, Inc.	81,879	4,310,111
#West Pharmaceutical Services, Inc.	7,100	259,150
#*Wright Medical Group, Inc.	10,100	140,592
Wyeth	141,295	6,577,282
*XenoPort, Inc.	4,200	85,302

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*XOMA, Ltd.	400	$360
Young Innovations, Inc.	3,219	81,505
*Zila, Inc.	159	70
*Zimmer Holdings, Inc.	31,526	1,469,112
*Zoll Medical Corp.	8,800	162,184
*Zymogenetics, Inc.	15,600	87,360

Total Health Care		225,586,512

Industrials — (9.8%)
*3D Systems Corp.	6,834	49,273
3M Co.	79,085	5,577,074
*A. T. Cross Co. Class A	2,133	9,236
A.O. Smith Corp.	11,561	451,341
#AAON, Inc.	6,932	135,937
*AAR Corp.	20,967	401,099
ABM Industries, Inc.	21,535	453,742
*Acacia Research	9,276	72,909
*Access to Money, Inc.	700	231
*ACCO Brands Corp.	6,770	29,585
*Accuride Corp.	6,300	2,331
Aceto Corp.	13,166	92,557
*Active Power, Inc.	1,800	1,323
#*Actuant Corp.	22,300	286,332
#Acuity Brands, Inc.	13,355	394,106
Administaff, Inc.	9,971	249,873
*Advisory Board Co. (The)	4,300	109,994
*Aerosonic Corp.	400	1,840
*AeroVironment, Inc.	6,588	187,363
#*AGCO Corp.	33,761	1,062,121
*Air Transport Services Group, Inc.	21,800	72,594
Aircastle, Ltd.	22,400	162,624
*AirTran Holdings, Inc.	55,100	398,924
Alamo Group, Inc.	3,195	44,187
*Alaska Air Group, Inc.	18,288	421,721
Albany International Corp. Class A	8,418	115,663
Alexander & Baldwin, Inc.	23,149	676,414
#*Allegiant Travel Co.	6,110	264,624
#*Alliant Techsystems, Inc.	5,150	405,408
*Allied Defense Group, Inc.	3,200	11,008
*Altra Holdings, Inc.	13,756	120,915
*Amerco, Inc.	9,293	417,070
*American Commercial Lines, Inc.	2,600	40,612
American Ecology Corp.	5,700	93,081
American Railcar Industries, Inc.	6,930	57,450
*American Reprographics Co.	19,354	167,412
American Science & Engineering, Inc.	2,959	206,390
*American Superconductor Corp.	6,358	204,537
#American Woodmark Corp.	7,131	167,151
#Ameron International Corp.	4,904	365,446
Ametek, Inc.	15,000	485,400
Ampco-Pittsburgh Corp.	4,168	94,739
#*AMR Corp.	77,400	414,090
*AMREP Corp.	2,800	35,252
*APAC Customer Services, Inc.	8,411	41,887
#Apogee Enterprises, Inc.	14,900	217,242
*Applied Energetics, Inc.	8,900	3,507
Applied Industrial Technologies, Inc.	20,611	455,915
Applied Signal Technologies, Inc.	4,710	117,750
*Argan, Inc.	3,739	55,337
*Argon ST, Inc.	10,700	204,477
#Arkansas Best Corp.	12,876	366,708

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Armstrong World Industries, Inc.	5,000	$123,000
*Arotech Corp.	901	1,415
#*Astec Industries, Inc.	8,970	242,728
*Astronics Corp.	2,187	23,948
*Astronics Corp. Class B	221	2,380
*ATC Technology Corp.	10,590	221,543
*Atlas Air Worldwide Holding, Inc.	8,546	213,308
*Avalon Holding Corp. Class A	500	1,295
Avery Dennison Corp.	27,490	734,808
*Avis Budget Group, Inc.	25,359	216,819
*Axsys Technologies, Inc.	2,804	150,491
*AZZ, Inc.	3,900	151,125
B.F. Goodrich Co.	28,300	1,453,488
#Badger Meter, Inc.	5,984	220,510
*Baker (Michael) Corp.	3,300	140,745
Baldor Electric Co.	23,279	599,667
*Baldwin Technology Co., Inc. Class A	2,800	3,556
Barnes Group, Inc.	21,710	305,460
Barrett Business Services, Inc.	4,562	45,529
*Basin Water, Inc.	2,613	133
#*BE Aerospace, Inc.	43,651	705,400
*Beacon Roofing Supply, Inc.	17,741	297,517
Belden, Inc.	18,169	318,684
*Blount International, Inc.	16,023	149,014
*BlueLinx Holdings, Inc.	10,228	40,810
#Boeing Co.	86,388	3,706,909
*Bowne & Co., Inc.	11,479	92,177
Brady Co. Class A	20,674	608,022
*Breeze-Eastern Corp.	1,100	6,600
#Briggs & Stratton Corp.	26,540	455,692
Brink’s Co. (The)	22,300	605,445
*BTU International, Inc.	1,632	10,004
#Bucyrus International, Inc.	20,450	602,866
#*Builders FirstSource, Inc.	12,950	75,887
*Building Materials Holding Corp.	1,400	43
Burlington Northern Santa Fe Corp.	55,739	4,380,528
#*C&D Technologies, Inc.	10,000	20,000
C.H. Robinson Worldwide, Inc.	18,500	1,008,805
*CAI International, Inc.	800	5,232
Carlisle Companies, Inc.	29,400	921,396
Cascade Corp.	6,527	159,585
*Casella Waste Systems, Inc. Class A	9,174	25,320
#Caterpillar, Inc.	71,426	3,147,030
#*CBIZ, Inc.	35,174	230,038
CDI Corp.	8,355	106,108
*CECO Environmental Corp.	2,600	9,672
*Celadon Group, Inc.	10,524	97,347
*Cenveo, Inc.	15,699	75,826
*Ceradyne, Inc.	14,100	254,505
*Champion Industries, Inc.	2,818	4,960
*Chart Industries, Inc.	11,897	229,136
*Chase Corp.	2,731	31,734
Chicago Rivet & Machine Co.	39	550
#Cintas Corp.	56,200	1,415,116
CIRCOR International, Inc.	7,225	166,608
#CLAROC, Inc.	19,816	656,108
#*Clean Harbors, Inc.	8,000	417,360
#*Coleman Cable, Inc.	5,462	18,025
*Columbus McKinnon Corp.	7,200	104,184
Comfort Systems USA, Inc.	16,145	190,188
*Command Security Corp.	4,000	13,280

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Commercial Vehicle Group, Inc.	5,100	$10,251
CompX International, Inc.	800	5,080
*COMSYS IT Partners, Inc.	7,500	52,500
*Consolidated Graphics, Inc.	4,700	86,010
#*Continental Airlines, Inc.	64,900	724,933
Con-way, Inc.	22,081	1,005,790
#Cooper Industries, Ltd.	39,300	1,294,935
#*Copart, Inc.	15,290	539,890
*Cornell Companies, Inc.	7,472	127,995
Corporate Executive Board Co.	6,309	118,483
*Corrections Corp. of America	49,800	859,548
#*CoStar Group, Inc.	8,000	293,840
Courier Corp.	8,675	143,484
*Covanta Holding Corp.	23,100	390,159
*CPI Aerostructures, Inc.	2,216	15,756
*CRA International, Inc.	5,542	149,246
Crane Co.	12,739	270,322
CSX Corp.	57,351	2,300,922
Cubic Corp.	8,727	341,749
#Cummins, Inc.	47,805	2,056,093
#Curtiss-Wright Corp.	19,208	634,440
#Danaher Corp.	31,121	1,905,850
Deere & Co.	49,764	2,176,677
*Delta Air Lines, Inc.	116,800	809,424
Deluxe Corp.	9,480	148,362
*Devcon International Corp.	300	31
Diamond Management & Technology Consultants, Inc.	9,500	50,920
*Document Securities Systems, Inc.	1,200	2,568
#*Dollar Thrifty Automotive Group, Inc.	8,677	143,604
#Donaldson Co., Inc.	8,487	322,591
Dover Corp.	58,375	1,985,334
Ducommun, Inc.	5,471	94,539
Dun & Bradstreet Corp. (The)	5,300	381,547
*DXP Enterprises, Inc.	4,600	46,644
*Dycom Industries, Inc.	16,430	209,154
*Dynamex, Inc.	5,149	80,170
Dynamic Materials Corp.	3,760	61,551
*DynCorp International, Inc. Class A	19,035	386,601
*Eagle Bulk Shipping, Inc.	12,500	71,875
Eastern Co.	2,006	35,787
Eaton Corp.	33,883	1,759,205
*Ecology & Environment, Inc. Class A	959	14,385
*EMCOR Group, Inc.	28,700	692,244
Emerson Electric Co.	89,688	3,262,849
#Empire Resources, Inc.	1,300	1,781
#Encore Wire Corp.	11,540	250,303
#*Ener1, Inc.	34,762	221,782
#*Energy Conversion Devices, Inc.	8,200	116,768
*Energy Focus, Inc.	1,404	1,011
EnergySolutions, Inc.	37,692	324,528
*EnerNOC, Inc.	1,798	55,163
*EnerSys	20,958	414,759
Ennis, Inc.	13,220	194,731
*EnPro Industries, Inc.	8,433	150,276
*Environmental Tectonics Corp.	871	1,424
Equifax, Inc.	26,357	686,600
*ESCO Technologies, Inc.	8,241	338,623
Espey Manufacturing & Electronics Corp.	1,389	22,155
*Esterline Technologies Corp.	15,700	446,351
#*Evergreen Solar, Inc.	19,700	41,370
#Expeditors International of Washington, Inc.	33,185	1,125,967

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Exponent, Inc.	5,575	$143,891
*ExpressJet Holdings, Inc.	923	1,283
EXX, Inc. Class A	1,100	258
#Fastenal Co.	21,391	760,878
Federal Signal Corp.	19,810	175,517
FedEx Corp.	49,829	3,380,399
*First Advantage Corp.	3,700	60,162
#*First Solar, Inc.	9,400	1,451,266
*Flanders Corp.	13,504	86,291
*Flow International Corp.	8,828	17,656
Flowserve Corp.	8,000	646,160
#Fluor Corp.	21,550	1,137,840
#*Fortune Industries, Inc.	700	399
Forward Air Corp.	9,700	224,361
*Franklin Covey Co.	9,828	63,391
Franklin Electric Co., Inc.	8,300	268,920
Freightcar America, Inc.	6,310	126,074
*Frontier Airlines Holdings, Inc.	800	150
Frozen Food Express Industries, Inc.	1,200	4,332
#*FTI Consulting, Inc.	11,700	636,831
*Fuel Tech, Inc.	7,040	63,078
*FuelCell Energy, Inc.	15,000	60,150
*Furmanite Corp.	9,894	45,018
G & K Services, Inc. Class A	6,200	140,864
*Gardner Denver Machinery, Inc.	26,090	761,567
GATX Corp.	24,900	627,978
#*Genco Shipping & Trading, Ltd.	13,000	310,830
*Gencor Industries, Inc.	700	4,767
*GenCorp, Inc.	17,087	44,426
*General Cable Corp.	17,100	662,967
General Dynamics Corp.	27,306	1,512,479
General Electric Co.	1,149,240	15,399,816
*Genesee & Wyoming, Inc.	13,045	355,998
*GEO Group, Inc. (The)	21,665	389,537
#*GeoEye, Inc.	8,400	208,320
*Gibraltar Industries, Inc.	14,600	113,442
#Gorman-Rupp Co. (The)	6,195	138,334
*GP Strategies Corp.	6,600	45,804
Graco, Inc.	11,300	279,562
*Graftech International, Ltd.	42,100	578,033
Graham Corp.	2,500	34,200
Granite Construction, Inc.	14,880	504,134
Great Lakes Dredge & Dock Corp.	21,479	124,363
*Greenbrier Companies, Inc.	5,104	53,541
*Griffon Corp.	31,524	303,891
*H&E Equipment Services, Inc.	16,940	180,242
Hardinge, Inc.	3,558	14,019
#Harsco Corp.	41,927	1,153,412
*Hawaiian Holdings, Inc.	26,022	166,281
#Healthcare Services Group, Inc.	12,891	240,675
Heartland Express, Inc.	29,200	449,680
#*HEICO Corp.	3,800	140,334
*HEICO Corp. Class A	8,922	252,314
Heidrick & Struggles International, Inc.	8,300	170,067
*Herley Industries, Inc.	2,810	34,226
Herman Miller, Inc.	8,600	142,846
#*Hertz Global Holdings, Inc.	69,973	660,545
#*Hexcel Corp.	32,200	328,762
*Hill International, Inc.	9,323	43,445
*Hi-Shear Technology Corp.	1,000	11,000
HNI Corp.	13,848	308,533

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Hoku Scientific, Inc.	9,818	$20,127
#Honeywell International, Inc.	87,300	3,029,310
Horizon Lines, Inc. Class A	11,500	57,615
Houston Wire & Cable Co.	5,233	56,255
*Hub Group, Inc. Class A	12,900	277,221
Hubbell, Inc. Class A	1,307	45,484
#Hubbell, Inc. Class B	17,300	645,636
*Hudson Highland Group, Inc.	8,160	16,891
*Hurco Companies, Inc.	1,800	35,136
#*Huron Consulting Group, Inc.	5,700	252,795
*Huttig Building Products, Inc.	2,588	2,252
*ICF International, Inc.	4,540	117,586
*ICT Group, Inc.	5,662	58,432
#IDEX Corp.	33,910	925,065
*IHS, Inc.	9,530	475,928
*II-VI, Inc.	10,600	254,294
Illinois Tool Works, Inc.	54,577	2,213,097
#Ingersoll-Rand P.L.C.	123,961	3,579,994
*InnerWorkings, Inc.	13,049	67,463
*Innotrac Corp.	1,251	2,727
*Innovative Solutions & Support, Inc.	9,200	33,028
*Insituform Technologies, Inc. Class A	13,800	253,920
Insteel Industries, Inc.	9,228	94,033
*Integrated Electrical Services, Inc.	5,398	49,392
Interface, Inc. Class A	13,641	94,669
*Interline Brands, Inc.	15,900	269,187
International Shipholding Corp.	2,001	58,049
*Intersections, Inc.	5,807	27,874
#*Iron Mountain, Inc.	25,264	737,961
ITT Industries, Inc.	31,971	1,579,367
#J.B. Hunt Transport Services, Inc.	12,900	360,555
*Jacobs Engineering Group, Inc.	17,346	710,839
#*JetBlue Airways Corp.	172,533	881,644
John Bean Technologies Corp.	8,678	120,277
#Joy Global, Inc.	12,472	463,709
*Kadant, Inc.	4,600	51,106
Kaman Corp. Class A	10,995	210,884
#*Kansas City Southern	40,595	824,484
#Kaydon Corp.	17,532	572,770
KBR, Inc.	50,069	1,060,962
*Kelly Services, Inc. Class A	25,400	298,704
*Kelly Services, Inc. Class B	319	4,086
Kennametal, Inc.	37,499	799,479
*Key Technology, Inc.	1,670	18,153
*Kforce, Inc.	18,727	182,401
Kimball International, Inc. Class B	12,755	86,734
*Kirby Corp.	22,378	828,210
#Knight Transportation, Inc.	32,700	593,178
Knoll, Inc.	13,006	127,329
*Korn/Ferry International	22,700	315,757
*Kratos Defense & Security Solutions, Inc.	12,914	10,331
*K-Tron International, Inc.	664	58,419
*L.B. Foster Co. Class A	3,865	115,950
L.S. Starrett Co. Class A	1,841	15,943
L-3 Communications Holdings, Inc.	17,400	1,313,700
*LaBarge, Inc.	10,022	105,933
*Ladish Co., Inc.	8,664	95,304
#Landstar System, Inc.	10,500	385,140
Lawson Products, Inc.	2,944	49,459
*Layne Christensen Co.	8,235	195,417
*LECG Corp.	7,648	28,145

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Lennox International, Inc.	14,400	$501,840
*LGL Group, Inc.	300	870
#Lincoln Electric Holdings, Inc.	22,100	936,598
#Lindsay Corp.	2,000	70,940
*LMI Aerospace, Inc.	4,600	41,860
#Lockheed Martin Corp.	45,659	3,413,467
LSI Industries, Inc.	17,359	112,660
*Lydall, Inc.	234	760
*M&F Worldwide Corp.	8,851	176,046
*Magnetek, Inc.	5,000	6,750
*Manitex International, Inc.	2,000	2,900
#Manitowoc Co., Inc. (The)	10,400	64,272
Manpower, Inc.	28,710	1,376,644
*Marten Transport, Ltd.	11,500	202,860
#Masco Corp.	137,200	1,911,196
*Mastec, Inc.	29,040	300,564
*McDermott International, Inc.	6,500	127,010
McGrath Rentcorp	12,898	247,900
#*Media Sciences International, Inc.	520	203
#*Medis Technologies, Ltd.	1,800	699
*Metalico, Inc.	15,098	68,545
Met-Pro Corp.	8,586	91,355
*MFRI, Inc.	2,100	12,600
#*Microvision, Inc.	3,200	11,072
*Middleby Corp.	5,845	285,820
*Miller Industries, Inc.	3,946	34,843
#Mine Safety Appliances Co.	13,420	376,968
*Mobile Mini, Inc.	18,512	299,524
*Modtech Holdings, Inc.	1,089	2
#*Monster Worldwide, Inc.	53,761	700,506
*Moog, Inc. Class A	17,752	478,594
*Moog, Inc. Class B	1,208	33,220
*MPS Group, Inc.	16,120	139,438
MSC Industrial Direct Co., Inc. Class A	15,993	627,565
Mueller Industries, Inc.	16,972	403,255
Mueller Water Products, Inc.	42,496	164,035
Multi-Color Corp.	3,977	62,121
NACCO Industries, Inc. Class A	2,775	116,800
*Nashua Corp.	807	5,326
National Technical Systems, Inc.	4,603	20,138
*Navigant Consulting, Inc.	18,922	225,172
*Navistar International Corp.	2,400	94,896
#*NCI Building Systems, Inc.	7,655	30,161
*NN, Inc.	4,425	10,797
Nordson Corp.	11,650	523,085
Norfolk Southern Corp.	58,852	2,545,349
*North America Galvanizing & Coatings, Inc.	7,600	38,000
Northrop Grumman Corp.	53,773	2,397,200
#*Northwest Pipe Co.	4,579	159,258
*Ocean Power Technologies, Inc.	700	3,318
*Old Dominion Freight Line, Inc.	13,750	489,912
*Omega Flex, Inc.	3,648	59,681
*On Assignment, Inc.	13,900	58,797
*Orbital Sciences Corp.	22,895	309,998
*Orion Marine Group, Inc.	6,200	138,632
*Oshkosh Truck Corp. Class B	27,500	754,875
#Otter Tail Corp.	12,934	301,492
*Owens Corning, Inc.	68,000	1,249,840
*P.A.M. Transportation Services, Inc.	3,500	24,115
#Paccar, Inc.	39,078	1,354,053
*Pacer International, Inc.	10,978	27,225

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Pall Corp.	9,200	$276,736
*Paragon Technologies, Inc.	400	1,000
#Parker Hannifin Corp.	38,560	1,707,437
*Park-Ohio Holdings Corp.	6,029	37,621
*Patrick Industries, Inc.	1,003	1,444
*Patriot Transportation Holding, Inc.	853	68,308
Pentair, Inc.	36,891	1,007,862
*PGT, Inc.	5,900	11,977
*Pike Electric Corp.	18,532	195,142
*Pinnacle Airlines Corp.	9,721	32,468
#Pitney Bowes, Inc.	15,232	314,541
*Plug Power, Inc.	9,145	7,225
*PMFG, Inc.	2,581	28,985
*Polypore International, Inc.	10,841	133,886
Portec Rail Products, Inc.	2,768	27,818
*Powell Industries, Inc.	4,500	160,425
*Power-One, Inc.	16,644	23,967
*PowerSecure International, Inc.	6,270	37,933
Precision Castparts Corp.	15,418	1,230,511
Preformed Line Products Co.	1,549	54,339
#*Protection One, Inc.	7,566	25,800
Providence & Worcester Railroad Co.	595	6,988
*Quality Distribution, Inc.	3,493	10,479
Quanex Building Products Corp.	9,359	111,279
#*Quanta Services, Inc.	36,915	860,489
#*Quixote Corp.	3,502	8,510
R. R. Donnelley & Sons Co.	81,266	1,129,597
#Raven Industries, Inc.	5,393	154,779
#Raytheon Co.	48,220	2,263,929
*RBC Bearings, Inc.	7,465	176,920
*RCM Technologies, Inc.	1,888	4,248
#Regal-Beloit Corp.	14,826	687,333
*Republic Airways Holdings, Inc.	7,510	38,451
Republic Services, Inc.	54,866	1,459,436
*Resources Connection, Inc.	17,704	267,330
Robbins & Myers, Inc.	13,431	281,111
#Robert Half International, Inc.	25,059	621,213
#Rockwell Automation, Inc.	10,500	434,805
#Rockwell Collins, Inc.	17,540	740,188
#Rollins, Inc.	20,375	373,474
#Roper Industries, Inc.	23,814	1,138,785
*Rush Enterprises, Inc. Class A	12,700	166,370
*Rush Enterprises, Inc. Class B	2,881	31,835
Ryder System, Inc.	26,300	923,919
*Saia, Inc.	200	3,612
*Sauer-Danfoss, Inc.	15,541	81,590
Schawk, Inc.	13,395	96,980
#*School Specialty, Inc.	8,838	197,706
Seaboard Corp.	279	305,505
Servotronics, Inc.	389	2,385
*Shaw Group, Inc.	23,580	694,195
*SIFCO Industries, Inc.	710	7,313
#Simpson Manufacturing Co., Inc.	16,861	478,852
SkyWest, Inc.	46,330	587,464
*SL Industries, Inc.	4,724	29,525
Southwest Airlines Co.	267,588	2,100,566
*Sparton Corp.	1,025	2,972
*Spherion Corp.	1,700	9,350
*Spherix, Inc.	800	1,144
*Spire Corp.	3,300	18,018
#*Spirit AeroSystems Holdings, Inc. Class A	45,272	588,989

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
SPX Corp.	20,475	$1,081,489
*Standard Parking Corp.	6,550	110,630
#Standard Register Co.	7,033	24,897
Standex International Corp.	6,250	78,312
*Stanley, Inc.	9,500	292,030
Steelcase, Inc. Class A	34,810	254,809
#*Stericycle, Inc.	14,005	717,056
*Sterling Construction Co., Inc.	5,376	85,640
Sun Hydraulics, Inc.	5,629	98,958
*Sunair Electronics, Inc.	400	912
*SunPower Corp.	7,646	208,736
#*SunPower Corp. Class A	3,100	99,820
Superior Uniform Group, Inc.	5,000	41,500
*Supreme Industries, Inc.	2,169	4,642
*Sykes Enterprises, Inc.	15,900	316,410
*Sypris Solutions, Inc.	5,100	10,659
#TAL International Group, Inc.	13,396	148,562
*Taser International, Inc.	21,105	110,590
*Team, Inc.	2,700	39,312
*Tech/Ops Sevcon, Inc.	613	1,747
Technology Research Corp.	800	2,296
*Tecumseh Products Co. Class A	5,400	44,172
*Tecumseh Products Co. Class B	1,327	13,549
*Teledyne Technologies, Inc.	13,369	437,567
Tennant Co.	9,300	204,042
#*Terex Corp.	32,900	499,422
*Tetra Tech, Inc.	20,305	611,587
Textainer Group Holdings, Ltd.	7,670	92,193
#Textron, Inc.	15,400	206,976
*Thomas & Betts Corp.	27,800	740,592
*Thomas Group, Inc.	791	581
Timken Co.	49,256	1,003,837
Titan International, Inc.	12,875	95,790
*Titan Machinery, Inc.	6,650	82,660
Todd Shipyards Corp.	2,138	35,705
#Toro Co.	13,934	482,952
*Trailer Bridge, Inc.	3,541	14,819
*TransDigm Group, Inc.	19,775	757,185
*TRC Companies, Inc.	8,126	36,404
Tredegar Industries, Inc.	12,571	184,039
*Trex Co., Inc.	5,700	93,195
*TriMas Corp.	4,100	17,794
#Trinity Industries, Inc.	35,300	492,788
Triumph Group, Inc.	9,248	369,365
*TrueBlue, Inc.	16,828	213,716
*Tufco Technologies, Inc.	510	1,540
*Tutor Perini Corp.	18,239	336,510
Twin Disc, Inc.	8,900	78,498
*U.S. Home Systems, Inc.	900	2,349
#*UAL Corp.	49,619	204,430
*Ultralife Corp.	5,179	33,249
Union Pacific Corp.	77,809	4,475,574
*United Capital Corp.	2,765	67,190
United Parcel Service, Inc.	75,337	4,047,857
*United Rentals, Inc.	22,700	169,569
*United Stationers, Inc.	11,700	543,114
United Technologies Corp.	102,529	5,584,755
Universal Forest Products, Inc.	9,455	422,071
*Universal Security Instruments, Inc.	266	1,454
Universal Truckload Services, Inc.	5,256	84,779
*UQM Technologies, Inc.	1,100	4,675

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*URS Corp.	32,769	$1,658,111
#*US Airways Group, Inc.	37,590	110,139
*USA Truck, Inc.	5,798	83,549
*USG Corp.	43,229	611,258
Valmont Industries, Inc.	9,900	711,018
*Valpey Fisher Corp.	783	1,057
*Versar, Inc.	3,338	13,185
Viad Corp.	10,292	182,374
*Vicor Corp.	11,100	87,579
Virco Manufacturing Corp.	2,296	7,232
*Volt Information Sciences, Inc.	7,450	59,302
VSE Corp.	1,800	53,298
#W.W. Grainger, Inc.	8,660	778,621
*Wabash National Corp.	13,700	11,371
Wabtec Corp.	17,400	585,510
*Waste Connections, Inc.	18,115	511,024
#Waste Management, Inc.	49,940	1,403,813
*Waste Services, Inc.	11,600	55,448
#Watsco, Inc. Class A	8,230	431,746
Watsco, Inc. Class B	800	42,000
Watson Wyatt Worldwide, Inc.	14,920	557,113
Watts Water Technologies, Inc.	15,900	418,806
*WCA Waste Corp.	5,500	24,090
Werner Enterprises, Inc.	35,809	646,711
*WESCO International, Inc.	18,010	444,667
*Willdan Group, Inc.	2,050	3,588
*Willis Lease Finance Corp.	2,883	41,659
Woodward Governor Co.	24,915	489,331
*Xerium Technologies, Inc.	11,107	11,996
#*YRC Worldwide, Inc.	16,900	23,660

Total Industrials		218,891,208

Information Technology — (14.0%)
*3Com Corp.	309,850	1,168,135
*3PAR, Inc.	6,530	62,623
*Accenture, Ltd. Class A	44,420	1,557,809
*Access Integrated Technologies, Inc.	4,202	3,782
*ACI Worldwide, Inc.	12,655	190,711
*Acme Packet, Inc.	18,599	186,734
*Acorn Energy, Inc.	300	1,245
*Actel Corp.	11,153	124,244
*ActivIdentity Corp.	13,864	34,937
*Activision Blizzard, Inc.	196,918	2,254,711
*Actuate Corp.	17,958	93,920
*Acxiom Corp.	42,161	406,854
*Adaptec, Inc.	61,020	162,313
#*ADC Telecommunications, Inc.	33,170	241,478
*ADDvantage Technologies Group, Inc.	600	1,170
*Adept Technology, Inc.	1,000	2,330
#*Adobe Systems, Inc.	61,792	2,003,297
#Adtran, Inc.	20,423	493,420
*Advanced Analogic Technologies, Inc.	17,653	85,087
#*Advanced Energy Industries, Inc.	17,610	211,848
#*Advanced Micro Devices, Inc.	242,800	888,648
*Advanced Photonix, Inc.	908	545
*Advent Software, Inc.	9,039	329,472
*Aehr Test Systems	2,798	2,602
*Aetrium, Inc.	1,000	2,050
*Affiliated Computer Services, Inc. Class A	28,400	1,346,444
*Agilent Technologies, Inc.	48,690	1,130,582
Agilysys, Inc.	3,200	15,072

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Airspan Networks, Inc.	8,300	$664
#*Airvana, Inc.	21,200	131,652
#*Akamai Technologies, Inc.	11,300	185,772
#*Alliance Data Systems Corp.	8,800	448,800
Altera Corp.	35,354	660,766
*Amdocs, Ltd.	65,200	1,559,584
American Software, Inc. Class A	11,887	76,196
#*Amkor Technology, Inc.	42,800	267,928
#Amphenol Corp.	22,058	735,634
*Amtech Systems, Inc.	2,100	12,054
*Anadigics, Inc.	26,200	108,468
#Analog Devices, Inc.	42,520	1,163,772
*Analysts International Corp.	740	666
*Anaren, Inc.	6,581	118,326
#*Anixter International, Inc.	17,000	581,740
#*Ansys, Inc.	21,907	684,813
*Apple, Inc.	96,724	15,803,734
#Applied Materials, Inc.	122,543	1,691,093
*Applied Micro Circuits Corp.	33,651	291,081
*ArcSight, Inc.	3,600	68,292
#*Ariba, Inc.	32,022	336,551
*Arris Group, Inc.	60,047	731,372
*Arrow Electronics, Inc.	49,680	1,280,254
*Art Technology Group, Inc.	29,550	111,994
*Aruba Networks, Inc.	26,758	237,611
*Aspen Technology, Inc.	19,100	189,090
Astro-Med, Inc.	1,306	7,261
*Asyst Technologies, Inc.	13,549	203
#*Atheros Communications	22,580	564,500
*Atmel Corp.	168,185	701,331
*ATMI, Inc.	13,221	240,490
*Authentidate Holding Corp.	952	962
*Autobytel, Inc.	9,395	4,622
#*Autodesk, Inc.	35,200	767,712
#Automatic Data Processing, Inc.	58,470	2,178,008
*Avid Technology, Inc.	17,380	212,905
*Aviza Technology, Inc.	2,200	31
*Avnet, Inc.	48,300	1,178,520
#*Avocent Corp.	34,892	541,175
AVX Corp.	91,360	1,004,046
*Aware, Inc.	8,951	25,063
*Axcelis Technologies, Inc.	9,824	5,403
*AXT, Inc.	12,067	23,048
*Bankrate, Inc.	6,553	188,071
Bel Fuse, Inc. Class A	1,700	26,860
Bel Fuse, Inc. Class B	4,851	89,161
*Bell Microproducts, Inc.	5,700	8,949
*Benchmark Electronics, Inc.	33,944	536,315
*BigBand Networks, Inc.	22,238	122,087
#Black Box Corp.	14,200	390,074
Blackbaud, Inc.	13,623	254,750
#*Blackboard, Inc.	10,800	366,876
*Blue Coat Systems, Inc.	17,433	325,823
*BMC Software, Inc.	23,185	788,986
*Bottomline Technologies, Inc.	9,203	94,147
*Brightpoint, Inc.	31,335	186,130
#*Broadcom Corp.	51,965	1,466,972
BroADRidge Financial Solutions, Inc.	52,667	909,559
*Brocade Communications Systems, Inc.	158,575	1,246,400
*Brooks Automation, Inc.	12,953	76,811
*BSQUARE Corp.	2,962	7,672

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
CA, Inc.	60,200	$1,272,628
*Cabot Microelectronics Corp.	9,611	326,005
*CACI International, Inc. Class A	13,500	623,700
#*Cadence Design Systems, Inc.	53,300	314,470
*CalAmp Corp.	4,036	7,346
*California Micro Devices Corp.	6,600	21,120
*Callidus Software, Inc.	8,938	22,792
*Cascade Microtech, Inc.	3,830	15,397
Cass Information Systems, Inc.	3,522	122,002
*Cavium Networks, Inc.	6,600	124,542
*CEVA, Inc.	8,900	78,053
*Channell Commercial Corp.	921	74
*Checkpoint Systems, Inc.	19,200	332,736
*Chordiant Software, Inc.	14,222	55,892
*Chyron International Corp.	2,207	2,781
*Ciber, Inc.	1,300	4,303
#*Ciena Corp.	36,742	410,041
*Cirrus Logic, Inc.	31,900	171,622
*Cisco Sytems, Inc.	711,634	15,663,064
#*Citrix Systems, Inc.	29,200	1,039,520
*Cogent, Inc.	35,855	408,747
Cognex Corp.	17,237	284,411
#*Cognizant Technology Solutions Corp.	33,034	977,476
*Coherent, Inc.	13,150	258,003
Cohu, Inc.	11,168	135,468
*Comarco, Inc.	900	2,016
#*CommScope, Inc.	28,361	726,042
Communications Systems, Inc.	6,955	83,112
*CommVault Systems, Inc.	6,595	114,819
*Computer Sciences Corp.	57,810	2,784,708
*Compuware Corp.	79,165	580,279
*ComScore, Inc.	8,861	134,864
#*Comtech Telecommunications Corp.	9,662	307,928
*Comverge, Inc.	7,200	94,752
*Concur Technologies, Inc.	10,321	355,971
*Concurrent Computer Corp.	1,552	8,412
#*Conexant Systems, Inc.	5,700	8,550
*Constant Contact, Inc.	4,020	90,892
#*Convera Corp.	8,100	1,540
*Convergys Corp.	53,496	572,942
Corning, Inc.	123,700	2,102,900
*CPI International, Inc.	6,915	66,038
*Cray, Inc.	12,374	100,477
#*Cree, Inc.	44,488	1,426,285
*CSG Systems International, Inc.	10,744	179,210
*CSP, Inc.	709	2,673
CTS Corp.	1,000	8,430
*CyberOptics Corp.	2,261	15,149
*CyberSource Corp.	20,443	354,482
*Cymer, Inc.	12,478	426,872
*Cypress Semiconductor Corp.	50,168	532,784
#Daktronics, Inc.	11,800	98,884
*Datalink Corp.	2,544	7,759
*Dataram Corp.	1,100	1,606
*DDi Corp.	7,960	38,208
*DealerTrack Holdings, Inc.	19,869	394,002
#*Dell, Inc.	215,060	2,877,503
*Deltek, Inc.	3,713	23,058
*DemandTec, Inc.	4,200	37,422
*DG FastChannel, Inc.	8,301	174,238
*Dice Holdings, Inc.	5,400	25,380

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Diebold, Inc.	19,550	$541,926
*Digi International, Inc.	10,920	111,493
*Digimarc Corp.	2,426	33,721
*Digital River, Inc.	14,200	501,970
#*Diodes, Inc.	10,150	187,369
*Ditech Networks, Inc.	1,700	2,312
*DivX, Inc.	10,980	64,013
*Dolby Laboratories, Inc.	8,680	361,348
*Dot Hill Systems Corp.	8,221	6,823
*Double-Take Software, Inc.	7,528	65,494
*DSP Group, Inc.	14,087	122,698
*DST Systems, Inc.	18,304	811,416
*DTS, Inc.	6,666	183,115
*Dynamics Research Corp.	3,547	43,699
#*EarthLink, Inc.	41,245	348,520
#*eBay, Inc.	165,701	3,521,146
*Ebix, Inc.	2,100	87,108
*Echelon Corp.	14,669	124,393
*Echostar Holding Corp.	15,934	234,867
*EDGAR Online, Inc.	1,100	1,628
*Edgewater Technology, Inc.	2,700	7,155
*EFJohnson Technologies, Inc.	4,312	2,933
*Elecsys Corp.	58	202
Electro Rent Corp.	12,323	117,315
*Electro Scientific Industries, Inc.	5,792	75,875
#*Electroglas, Inc.	1,231	9
*Electronic Arts, Inc.	49,134	1,054,907
*Electronics for Imaging, Inc.	25,858	294,781
*Elixir Gaming Technologies, Inc.	17,000	3,060
*eLoyalty Corp.	500	4,530
*EMC Corp.	134,900	2,031,594
*EMCORE Corp.	12,411	15,638
*EMS Technologies, Inc.	6,300	138,600
*Emulex Corp.	41,063	374,905
*Endwave Corp.	2,100	4,998
*Entegris, Inc.	47,365	176,671
*Entorian Technologies, Inc.	8,400	2,433
*Entropic Communications, Inc.	12,700	40,005
*Epicor Software Corp.	23,279	141,536
#*EPIQ Systems, Inc.	12,950	207,848
*ePlus, Inc.	1,750	28,648
#*Equinix, Inc.	14,320	1,170,374
*Euronet Worldwide, Inc.	18,523	389,724
*Evans & Sutherland Computer Corp.	400	68
*Exar Corp.	17,900	125,837
*ExlService Holdings, Inc.	11,957	155,202
*Extreme Networks, Inc.	19,597	44,485
*F5 Networks, Inc.	29,142	1,081,751
FactSet Research Systems, Inc.	9,300	527,310
#Fair Isaac Corp.	24,076	462,018
*Fairchild Semiconductor Corp. Class A	49,883	440,467
*FalconStor Software, Inc.	13,600	72,760
*Faro Technologies, Inc.	8,990	159,123
*FEI Co.	19,111	468,220
Fidelity National Information Services, Inc.	69,616	1,630,407
*Finisar Corp.	5,800	3,706
*Fiserv, Inc.	35,976	1,705,622
*FLIR Systems, Inc.	21,376	459,370
*FormFactor, Inc.	20,620	475,291
*Forrester Research, Inc.	7,277	164,242
*Frequency Electronics, Inc.	2,200	7,700

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*FSI International, Inc.	3,139	$2,666
*Gartner Group, Inc.	24,300	415,530
*Gerber Scientific, Inc.	7,754	24,270
*GigOptix, Inc.	87	338
*Global Cash Access, Inc.	24,991	224,919
Global Payments, Inc.	10,500	444,150
*Globecomm Systems, Inc.	10,627	84,378
*Glu Mobile, Inc.	500	540
*Goldleaf Financial Solutions, Inc.	4,443	2,533
*Google, Inc.	26,997	11,961,021
*GSE Systems, Inc.	2,084	16,359
#*GSI Commerce, Inc.	15,820	288,557
*GSI Technology, Inc.	10,255	40,610
*GTSI Corp.	1,900	12,084
*Guidance Software, Inc.	6,118	24,411
*Hackett Group, Inc.	16,818	51,127
*Harmonic, Inc.	37,844	262,259
Harris Corp.	11,550	361,631
*Harris Stratex Networks, Inc. Class A	13,395	92,961
*Hauppauge Digital, Inc.	1,000	1,110
Heartland Payment Systems, Inc.	5,182	55,240
*Henry Bros. Electronics, Inc.	465	2,767
#*Hewitt Associates, Inc. Class A.	15,100	451,943
Hewlett-Packard Co.	277,599	12,020,037
#*Hittite Microwave Corp.	7,700	270,424
*Hughes Communications, Inc.	8,081	210,106
*Hutchinson Technology, Inc.	8,289	27,105
*Hypercom Corp.	17,183	36,600
*I.D. Systems, Inc.	3,032	11,127
*i2 Technologies, Inc.	6,006	80,841
*IAC/InterActiveCorp.	63,530	1,169,587
*iGATE Corp.	15,881	115,137
#*iGo, Inc.	5,999	4,859
*Ikanos Communications, Inc.	9,600	16,896
*Imation Corp.	16,636	151,055
Imergent, Inc.	2,800	19,572
*Immersion Corp.	9,914	41,837
*Implant Sciences Corp.	644	90
*infoGROUP, Inc.	26,141	157,369
*Informatica Corp.	21,330	392,259
*InfoSpace, Inc.	18,094	132,448
*Ingram Micro, Inc.	86,310	1,451,734
*Innodata Isogen, Inc.	7,155	38,208
*Insight Enterprises, Inc.	37,007	381,172
*Integral Systems, Inc.	5,502	39,504
*Integrated Device Technology, Inc.	86,566	586,052
*Integrated Silicon Solution, Inc.	9,378	29,541
Intel Corp.	584,892	11,259,171
#*Intelli-Check, Inc.	840	1,445
*Intellon Corp.	100	460
*Interactive Intelligence, Inc.	5,058	81,737
*InterDigital, Inc.	7,806	231,136
*Intermec, Inc.	24,138	329,242
*Internap Network Services Corp.	20,487	62,280
International Business Machines Corp.	125,740	14,828,518
*International Rectifier Corp.	37,017	613,002
*Internet Brands, Inc.	10,291	77,285
*Internet Capital Group, Inc.	14,047	104,931
*Interphase Corp.	700	3,493
#Intersil Corp.	53,900	774,543
*Intest Corp.	1,100	186

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Intevac, Inc.	9,600	$110,496
*IntriCon Corp.	1,974	5,132
*Intuit, Inc.	38,100	1,131,570
*Inuvo, Inc.	7,945	2,384
*INX, Inc.	1,400	8,050
*iPass, Inc.	17,600	31,328
*IPG Photonics Corp.	16,850	180,801
*Isilon Systems, Inc.	20,541	107,019
*Iteris, Inc.	3,700	4,551
#*Itron, Inc.	14,000	730,380
#*Ixia	31,269	235,768
*IXYS Corp.	16,609	128,388
*j2 Global Communications, Inc.	13,470	323,145
#Jabil Circuit, Inc.	107,500	984,700
Jack Henry & Associates, Inc.	30,021	644,551
*Jaco Electronics, Inc.	600	426
*JDA Software Group, Inc.	16,423	338,478
*JDS Uniphase Corp.	92,053	539,431
#*Juniper Networks, Inc.	56,500	1,476,345
Keithley Instruments, Inc.	6,065	33,782
*Kemet Corp.	1,900	1,387
*Kenexa Corp.	8,676	105,847
*Key Tronic Corp.	1,100	1,925
*Keynote Systems, Inc.	6,220	62,573
#KLA-Tencor Corp.	41,000	1,307,080
*Knot, Inc. (The)	15,977	139,639
*Kopin Corp.	19,889	78,959
*Kulicke & Soffa Industries, Inc.	20,200	118,574
*KVH Industries, Inc.	5,691	46,268
#*L-1 Identity Solutions, Inc.	69,994	550,853
#*Lam Research Corp.	23,500	706,410
*LaserCard Corp.	3,582	27,581
*Lattice Semiconductor Corp.	1,272	2,811
*Lawson Software, Inc.	67,626	401,698
*Leadis Technolgies, Inc.	2,600	2,054
*LeCroy Corp.	4,000	15,880
#Lender Processing Services, Inc.	14,468	494,516
*Lexmark International, Inc.	28,606	414,215
*Limelight Networks, Inc.	13,800	54,648
#Linear Technology Corp.	14,500	389,615
*Lionbridge Technologies, Inc.	17,466	38,425
*Liquidity Services, Inc.	9,544	109,565
*Littlefuse, Inc.	10,556	247,010
*LiveWire Mobile, Inc.	1,800	432
*LoJack Corp.	8,633	35,223
*LookSmart, Ltd.	6,301	7,120
#*LoopNet, Inc.	12,667	101,336
*Loral Space & Communications, Inc.	7,700	161,161
#*LSI Corp.	282,358	1,462,614
*LTX-Credence Corp.	8,597	7,737
*Mace Security International, Inc.	2,000	1,980
*Magma Design Automation, Inc.	2,900	4,263
*Management Network Group, Inc.	5,230	1,726
#*Manhattan Associates, Inc.	14,388	266,178
*ManTech International Corp. Class A	8,800	469,040
Marchex, Inc. Class B	8,700	38,106
*Mastech Holdings, Inc.	925	3,053
#MasterCard, Inc. Class A	10,800	2,095,524
*Mattson Technology, Inc.	15,451	23,331
Maxim Integrated Products, Inc.	40,520	718,014
Maximus, Inc.	11,400	485,868

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Maxwell Technologies, Inc.	6,478	$91,728
*McAfee, Inc.	24,200	1,078,836
*Measurement Specialties, Inc.	4,297	34,591
#*MEMC Electronic Materials, Inc.	28,086	494,875
*Mentor Graphics Corp.	36,464	253,060
*Mercury Computer Systems, Inc.	8,200	94,300
*Merix Corp.	400	716
*Merrimac Industries, Inc.	601	5,078
Mesa Laboratories, Inc.	900	19,800
*Metavante Technologies, Inc.	21,904	674,643
Methode Electronics, Inc.	14,800	112,184
Micrel, Inc.	24,802	193,952
#Microchip Technology, Inc.	20,217	544,444
#*Micron Technology, Inc.	265,189	1,694,558
*Micros Systems, Inc.	31,708	868,482
*Microsemi Corp.	29,345	400,559
Microsoft Corp.	870,141	20,465,716
*MicroStrategy, Inc.	2,290	139,805
*Microtune, Inc.	18,580	38,275
#*Midway Games, Inc.	2,872	129
*Mindspeed Technologies, Inc.	1,549	4,182
*MIPS Technologies, Inc.	15,400	54,824
*MKS Instruments, Inc.	12,710	246,193
Mocon, Inc.	2,858	23,407
*ModusLink Global Solutions, Inc.	19,020	135,613
#Molex, Inc.	14,500	257,520
Molex, Inc. Class A	31,500	524,160
*MoneyGram International, Inc.	14,600	32,704
*Monolithic Power Systems, Inc.	7,078	157,061
*Monotype Imaging Holdings, Inc.	100	728
*MoSys, Inc.	10,000	16,200
Motorola, Inc.	398,339	2,852,107
*Move, Inc.	5,565	14,859
*MRV Communications, Inc.	15,600	9,532
*MSC.Software Corp.	24,751	180,930
MTS Systems Corp.	6,908	162,269
*Multi-Fineline Electronix, Inc.	12,423	283,120
*Nanometrics, Inc.	4,350	16,139
*Napco Security Technologies, Inc.	6,999	9,099
#National Instruments Corp.	26,126	658,898
National Semiconductor Corp.	36,600	551,196
#*NCI, Inc.	1,940	61,479
*NCR Corp.	56,097	725,895
#*NetApp, Inc.	51,614	1,159,250
*NETGEAR, Inc.	19,292	328,157
#*NetLogic Microsystems, Inc.	7,800	309,972
*NetScout Systems, Inc.	13,852	137,827
*NetSuite, Inc.	3,400	41,344
*Network Engines, Inc.	4,876	4,535
*Network Equipment Technologies, Inc.	13,081	74,562
*NeuStar, Inc.	23,605	535,361
*Newport Corp.	8,365	61,817
*Newtek Business Services, Inc.	2,880	1,181
*NextWave Wireless, Inc.	4,995	2,248
*NIC, Inc.	15,586	118,298
*Novatel Wireless, Inc.	12,900	122,292
*Novell, Inc.	175,585	804,179
*Novellus Systems, Inc.	46,600	911,962
*Nu Horizons Electronics Corp.	4,400	17,380
#*Nuance Communications, Inc.	54,900	724,680
*NumereX Corp. Class A	2,142	11,792

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Nvidia Corp.	42,859	$554,167
O.I. Corp.	876	4,468
*Occam Networks, Inc.	5,480	21,591
*Oclaro, Inc.	9,500	5,605
#*Omniture, Inc.	32,458	444,025
*OmniVision Technologies, Inc.	22,000	291,060
#*ON Semiconductor Corp.	101,402	740,235
#*On2 Technologies, Inc.	3,200	1,248
*Online Resources Corp.	11,280	74,561
*Onvia, Inc.	2,442	14,042
*Open Text Corp.	1,627	61,300
*Openwave Systems, Inc.	20,109	52,686
*Oplink Communications, Inc.	10,000	127,200
OPNET Technologies, Inc.	7,812	74,214
*Opnext, Inc.	6,000	12,180
*Optical Cable Corp.	100	345
Oracle Corp.	534,535	11,829,260
*Orbcomm, Inc.	12,768	28,600
*OSI Systems, Inc.	9,300	184,233
*Overland Storage, Inc.	1,300	1,001
#*Palm, Inc.	46,518	731,728
*PAR Technology Corp.	3,896	21,506
*Parametric Technology Corp.	38,080	491,613
Park Electrochemical Corp.	8,200	191,634
*ParkerVision, Inc.	3,332	10,163
#Paychex, Inc.	39,454	1,045,531
*PC Connection, Inc.	7,926	45,495
*PC Mall, Inc.	5,200	45,188
*PC-Tel, Inc.	12,027	80,461
*PDF Solutions, Inc.	6,302	14,495
Pegasystems, Inc.	13,388	378,880
*Perceptron, Inc.	2,200	9,020
*Perficient, Inc.	14,546	107,349
*Performance Technologies, Inc.	3,800	11,400
*Pericom Semiconductor Corp.	12,286	116,717
*Perot Systems Corp.	58,702	938,058
*Pervasive Software, Inc.	5,590	29,739
*Phoenix Technologies, Ltd.	5,820	19,264
*Photronics, Inc.	18,776	95,945
*Pinnacle Data Systems, Inc.	100	67
*Planar Systems, Inc.	1,600	1,904
Plantronics, Inc.	24,360	576,601
*PLATO Learning, Inc.	3,814	16,515
*Plexus Corp.	18,182	467,096
*PLX Technology, Inc.	10,400	40,560
*PMC-Sierra, Inc.	78,000	713,700
#*Polycom, Inc.	32,000	760,000
Power Integrations, Inc.	8,500	248,965
*Presstek, Inc.	15,222	25,877
—*Price Communications Liquidation Trust	5,700	779
#*Procera Networks, Inc.	1,428	971
*Progress Software Corp.	16,247	367,670
*PROS Holdings, Inc.	2,484	19,524
QAD, Inc.	11,134	41,864
*QLogic Corp.	49,800	649,890
#QUALCOMM, Inc.	178,900	8,266,969
Qualstar Corp.	3,967	8,727
*Quantum Corp.	9,700	8,924
*Quest Software, Inc.	39,060	575,744
*QuickLogic Corp.	5,175	6,572
*Radiant Systems, Inc.	9,300	93,558

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*RadiSys Corp.	10,400	$82,368
*RAE Systems, Inc.	7,500	11,325
*Rainmaker Systems, Inc.	5,293	8,495
#*Rambus, Inc.	20,630	349,266
*Ramtron International Corp.	6,224	7,407
*RealNetworks, Inc.	65,193	189,060
*Red Hat, Inc.	30,700	700,881
*Relm Wireless Corp.	1,300	2,067
Renaissance Learning, Inc.	8,688	84,534
*RF Micro Devices, Inc.	95,847	498,404
*RF Monolithics, Inc.	3,000	1,560
Richardson Electronics, Ltd.	4,326	16,093
*RightNow Technologies, Inc.	6,211	74,780
*Rimage Corp.	4,568	76,149
#*Riverbed Technology, Inc.	4,390	87,844
*Rofin-Sinar Technologies, Inc.	11,800	256,178
*Rogers Corp.	8,164	203,692
*Rovi Corp.	53,141	1,390,169
*Rubicon Technology, Inc.	6,467	76,440
*Rudolph Technologies, Inc.	11,881	97,068
*S1 Corp.	34,738	246,292
*Saba Software, Inc.	6,004	22,875
*SAIC, Inc.	4,320	78,149
#*Salesforce.com, Inc.	12,600	546,084
#*Sandisk Corp.	61,270	1,091,831
*Sanmina-SCI Corp.	59,900	36,539
*Sapient Corp.	45,368	303,058
*SAVVIS, Inc.	18,634	270,379
#*ScanSource, Inc.	10,959	312,660
*Scientific Learning Corp.	3,436	7,490
*SCM Microsystems, Inc.	3,023	6,651
*SeaChange International, Inc.	16,408	150,133
#Seagate Technology	22,118	266,301
*Selectica, Inc.	1,800	720
*Semitool, Inc.	13,255	78,470
*Semtech Corp.	22,518	414,331
Servidyne, Inc.	115	214
*ShoreTel, Inc.	17,116	147,540
*Sigma Designs, Inc.	10,448	168,944
*Silicon Graphics International Corp.	12,100	60,742
*Silicon Image, Inc.	32,081	78,598
#*Silicon Laboratories, Inc.	15,200	651,016
*Silicon Storage Technology, Inc.	35,050	65,894
#*Skyworks Solutions, Inc.	81,501	984,532
*Smart Modular Technologies (WWH), Inc.	10,185	30,351
*Smith Micro Software, Inc.	13,700	156,591
*Soapstone Networks, Inc.	6,025	2,982
*SoftBrands, Inc.	3,200	2,944
*Solera Holdings, Inc.	23,631	636,383
*Sonic Foundry, Inc.	1,590	938
*Sonic Solutions, Inc.	17,769	64,501
*SonicWALL, Inc.	27,660	209,939
*Sonus Networks, Inc.	80,798	153,516
*Sourcefire, Inc.	8,200	144,648
*SourceForge, Inc.	4,939	5,877
#*Spansion, Inc.	4,000	540
*Spark Networks, Inc.	5,400	13,284
*Spectrum Control, Inc.	4,334	42,777
*SPSS, Inc.	8,601	425,577
*SRA International, Inc.	18,595	366,322
*SRS Labs, Inc.	4,682	34,834

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Standard Microsystems Corp.	11,204	$259,933
*Starent Networks Corp.	10,000	239,800
*StarTek, Inc.	5,510	52,070
#*STEC, Inc.	18,157	618,972
#*Stratasys, Inc.	9,500	149,910
*SuccessFactors, Inc.	5,100	53,805
*Sun Microsystems, Inc.	73,962	678,232
*Super Micro Computer, Inc.	5,503	43,694
*Supertex, Inc.	4,853	111,862
*Support.com, Inc.	16,845	41,439
*Switch and Data Facilities Co.	11,430	158,763
#*Sybase, Inc.	30,170	1,080,086
*Sycamore Networks, Inc.	156,305	531,437
*Symantec Corp.	100,100	1,494,493
*Symmetricom, Inc.	18,124	117,444
*Symyx Technologies, Inc.	13,600	94,248
#*Synaptics, Inc.	6,100	146,217
*Synchronoss Technologies, Inc.	11,235	133,472
*SYNNEX Corp.	17,300	491,666
*Synopsys, Inc.	45,290	904,894
Syntel, Inc.	8,174	323,527
#*Take-Two Interactive Software, Inc.	27,591	262,666
*Taleo Corp. Class A	11,400	199,500
*Tech Data Corp.	26,869	938,534
Technitrol, Inc.	13,268	96,326
*Technology Solutions Co.	294	62
*TechTarget, Inc.	1,922	10,763
*TechTeam Global, Inc.	2,666	17,302
*Techwell, Inc.	5,500	52,470
#*Tekelec	23,028	423,485
*TeleCommunication Systems, Inc.	10,600	87,768
*TeleTech Holdings, Inc.	20,680	345,770
#*Telkonet, Inc.	1,198	156
*Tellabs, Inc.	195,482	1,133,796
*Telular Corp.	4,261	11,164
*Teradata Corp.	22,800	560,196
#*Teradyne, Inc.	66,322	522,617
#*Terremark Worldwide, Inc.	17,656	109,997
*Tessco Technologies, Inc.	3,788	57,123
*Tessera Technologies, Inc.	24,273	681,829
#Texas Instruments, Inc.	155,650	3,743,383
TheStreet.com, Inc.	7,396	15,384
*THQ, Inc.	24,300	163,053
#*TIBCO Software, Inc.	72,869	636,146
*Tier Technologies, Inc. Class B	6,400	47,360
*TiVo, Inc.	18,463	189,246
*TNS, Inc.	4,690	107,542
*Tollgrade Communications, Inc.	2,700	15,093
Total System Services, Inc.	30,979	454,772
*Track Data Corp.	300	1,005
*Transact Technologies, Inc.	1,100	6,028
*Transwitch Corp.	1,154	616
*Travelzoo, Inc.	2,648	36,145
*Trident Microsystems, Inc.	4,300	7,224
#*Trimble Navigation, Ltd.	37,600	891,496
*Trio-Tech International	255	616
*Triquint Semiconductor, Inc.	60,149	431,870
*TSR, Inc.	421	905
*TTM Technologies, Inc.	18,478	182,378
*Tyco Electronics, Ltd.	76,072	1,633,266
#*Tyler Technologies, Inc.	17,136	263,894

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Ultimate Software Group, Inc.	3,794	$97,126
*Ultra Clean Holdings, Inc.	6,900	27,255
*Ultratech, Inc.	8,832	105,189
*Unica Corp.	6,018	37,673
United Online, Inc.	40,678	373,424
#*Universal Display Corp.	6,686	81,235
*UTStarcom, Inc.	42,843	73,262
*ValueClick, Inc.	28,608	328,992
#*Varian Semiconductor Equipment Associates, Inc.	23,865	764,635
*Veeco Instruments, Inc.	10,887	205,111
#*VeriFone Holdings, Inc.	13,005	117,175
#*VeriSign, Inc.	28,100	574,364
*Vertro, Inc.	3,000	627
*Viasat, Inc.	11,411	308,097
*Vicon Industries, Inc.	600	3,900
*Video Display Corp.	2,312	7,213
*Virage Logic Corp.	7,353	36,691
*Virtusa Corp.	9,500	88,540
#*Visa, Inc.	24,073	1,575,819
*Vishay Intertechnology, Inc.	139,910	994,760
*VMware, Inc. Class A	10,500	338,415
*Vocus, Inc.	3,600	60,552
*Volterra Semiconductor Corp.	7,600	126,084
#*Wave Systems Corp. Class A	1,900	1,634
Wayside Technology Group, Inc.	1,500	11,130
*Web.com Group, Inc.	9,331	57,292
#*WebMD Health Corp. Class A	4,048	135,244
*WebMediaBrands, Inc.	6,900	3,588
*Websense, Inc.	12,610	186,628
*Western Digital Corp.	45,893	1,388,263
Western Union Co.	77,489	1,354,508
*White Electronics Designs Corp.	5,940	27,146
*Wireless Ronin Technologies, Inc.	3,323	10,069
*Wireless Telecom Group, Inc.	3,516	2,391
Wireless Xcessories Group, Inc.	360	396
*WPCS International, Inc.	2,200	6,402
*Wright Express Corp.	12,400	350,672
Xerox Corp.	223,764	1,832,627
#Xilinx, Inc.	27,300	592,137
*X-Rite, Inc.	8,415	14,810
*Yahoo!, Inc.	139,189	1,993,186
*Zebra Technologies Corp. Class A	19,300	471,692
*ZiLOG, Inc.	3,100	7,719
#*Zix Corp.	10,283	16,967
*Zoran Corp.	27,120	312,422
*Zygo Corp.	6,750	42,660

Total Information Technology		313,920,235

Materials — (3.9%)
A. Schulman, Inc.	9,890	210,756
A.M. Castle & Co.	8,600	90,730
#*AbitibiBowater, Inc.	2,236	302
*AEP Industries, Inc.	2,600	82,966
Air Products & Chemicals, Inc.	22,365	1,668,429
Airgas, Inc.	24,300	1,083,294
AK Steel Holding Corp.	20,570	404,612
#Albemarle Corp.	33,747	1,002,623
#Alcoa, Inc.	159,704	1,878,119
#Allegheny Technologies, Inc.	16,546	448,066
#AMCOL International Corp.	11,180	210,296
*American Pacific Corp.	2,200	17,820

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
American Vanguard Corp.	10,088	$87,362
AptarGroup, Inc.	22,248	776,900
*Arabian American Development Co.	3,716	12,820
Arch Chemicals, Inc.	9,900	262,845
Ashland, Inc.	30,159	999,469
#*Balchem Corp.	4,885	135,559
#Ball Corp.	16,600	802,776
Bemis Co., Inc.	41,300	1,087,016
*Brush Engineered Materials, Inc.	9,400	200,502
*Buckeye Technologies, Inc.	15,100	95,885
*Bway Holding Co.	8,960	142,464
Cabot Corp.	35,632	652,066
*Calgon Carbon Corp.	14,600	184,982
*Caraustar Industries, Inc.	2,320	186
Carpenter Technology Corp.	17,750	331,747
Celanese Corp. Class A	21,200	544,840
*Century Aluminum Co.	8,553	71,674
CF Industries Holdings, Inc.	9,000	710,460
Chemtura Corp.	30,600	12,699
#Cliffs Natural Resources, Inc.	21,648	592,939
#*Coeur d’Alene Mines Corp.	2,200	31,240
Commercial Metals Co.	57,299	947,725
#Compass Minerals International, Inc.	7,752	412,329
*Continental Materials Corp.	100	860
*Core Molding Technologies, Inc.	1,400	4,284
*Crown Holdings, Inc.	24,600	617,460
Cytec Industries, Inc.	19,810	497,231
Deltic Timber Corp.	4,496	202,185
Dow Chemical Co.	160,680	3,401,596
du Pont (E.I.) de Nemours & Co.	94,307	2,916,916
Eagle Materials, Inc.	16,811	458,940
Eastman Chemical Co.	22,900	1,137,214
#Ecolab, Inc.	25,000	1,037,750
*Ferro Corp.	17,216	85,564
#*Flotek Industries, Inc.	7,447	14,000
FMC Corp.	10,500	510,720
#Freeport-McMoRan Copper & Gold, Inc. Class B	34,040	2,052,612
Friedman Industries, Inc.	5,521	30,421
*General Moly, Inc.	12,900	36,507
*Gentek, Inc.	5,138	121,925
#*Georgia Gulf Corp.	231	3,999
*Graphic Packaging Holding Co.	23,867	50,837
Greif, Inc. Class A	11,500	590,295
Greif, Inc. Class B	5,175	245,088
H.B. Fuller Co.	23,912	482,066
Hawkins, Inc.	1,910	35,832
*Haynes International, Inc.	4,670	107,550
#*Headwaters, Inc.	16,100	49,427
*Hecla Mining Co.	93,248	293,731
*Horsehead Holding Corp.	13,711	146,571
*Huntsman Corp.	14,400	88,416
*ICO, Inc.	5,300	21,889
Innophos Holdings, Inc.	8,773	164,757
*Innospec, Inc.	10,100	120,594
International Flavors & Fragrances, Inc.	14,700	518,322
International Paper Co.	169,564	3,189,499
Kaiser Aluminum Corp.	8,435	278,861
*Kapstone Paper and Packaging Corp.	3,600	18,144
KMG Chemicals, Inc.	2,842	21,031
Koppers Holdings, Inc.	6,843	190,988
*Kronos Worldwide, Inc.	13,748	113,009

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Landec Corp.	9,418	$59,522
#*Louisiana-Pacific Corp.	42,100	177,662
*LSB Industries, Inc.	6,400	113,664
Lubrizol Corp.	27,014	1,564,921
#Martin Marietta Materials, Inc.	5,850	503,510
*Material Sciences Corp.	3,017	4,194
MeadWestavco Corp.	61,700	1,202,533
*Metalline Mining Co.	600	174
Minerals Technologies, Inc.	10,300	447,741
#*Mines Management, Inc.	6,645	11,762
*Mod-Pac Corp.	400	1,088
Monsanto Co.	60,701	5,098,884
Mosaic Co. (The)	41,051	2,140,810
Myers Industries, Inc.	18,786	184,854
Nalco Holding Co.	67,134	1,187,600
*Nanophase Technologies Corp.	700	665
Neenah Paper, Inc.	4,900	48,020
NewMarket Corp.	6,000	453,900
Newmont Mining Corp.	56,870	2,351,574
NL Industries, Inc.	17,682	120,768
*Northern Technologies International Corp.	800	6,952
Nucor Corp.	35,410	1,574,683
Olin Corp.	24,464	337,359
Olympic Steel, Inc.	4,250	108,418
*OM Group, Inc.	12,661	426,169
*OMNOVA Solutions, Inc.	13,584	76,206
#*Owens-Illinois, Inc.	24,800	841,712
P.H. Glatfelter Co.	17,855	184,799
Packaging Corp. of America	36,299	714,001
*Pactiv Corp.	43,607	1,098,024
*Penford Corp.	5,400	35,424
*PolyOne Corp.	38,520	165,251
#PPG Industries, Inc.	40,733	2,240,315
Praxair, Inc.	34,523	2,699,008
Quaker Chemical Corp.	4,440	79,920
*Ready Mix, Inc.	300	1,140
Reliance Steel & Aluminum Co.	37,402	1,260,821
*Rock of Ages Corp.	500	1,072
Rock-Tenn Co. Class A	13,969	628,046
*Rockwood Holdings, Inc.	32,398	580,572
Royal Gold, Inc.	13,369	549,199
RPM International, Inc.	50,772	810,321
*RTI International Metals, Inc.	9,005	159,929
#Schnitzer Steel Industries, Inc. Class A	8,881	477,531
Schweitzer-Maudoit International, Inc.	7,800	255,060
#Scotts Miracle-Gro Co. Class A (The)	15,131	590,866
Sealed Air Corp.	56,720	1,043,081
*Senomyx, Inc.	9,098	25,474
Sensient Technologies Corp.	23,000	579,370
#Sigma-Aldrich Corp.	19,620	995,715
Silgan Holdings, Inc.	13,190	662,929
*Solitario Exploration & Royalty Corp.	1,600	3,200
*Solutia, Inc.	37,037	331,111
Sonoco Products Co.	28,165	745,809
#Southern Copper Corp.	102,700	2,645,552
*Spartech Corp.	12,085	151,062
#Steel Dynamics, Inc.	57,692	943,841
Stepan Co.	4,184	187,360
*Stillwater Mining Co.	38,220	255,692
*Synalloy Corp.	4,755	41,368
Temple-Inland, Inc.	44,957	704,027

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Terra Industries, Inc.	15,020	$437,983
#Texas Industries, Inc.	11,479	522,294
#*Titanium Metals Corp.	94,193	788,395
*U.S. Concrete, Inc.	17,263	33,835
*U.S. Gold Corp.	42,720	126,451
*United States Lime & Minerals, Inc.	2,185	85,630
#*United States Steel Corp.	19,315	767,771
*Universal Stainless & Alloy Products, Inc.	2,200	38,742
Valhi, Inc.	21,664	284,448
Valspar Corp.	48,283	1,222,526
Vulcan Materials Co.	35,012	1,662,370
#*W.R. Grace & Co.	21,948	364,995
#Walter Energy, Inc.	17,570	867,255
*Wausau Paper Corp.	17,910	168,354
#Westlake Chemical Corp.	34,626	865,304
Weyerhaeuser Co.	34,964	1,225,139
*Williams Industries, Inc.	100	141
#Worthington Industries, Inc.	35,096	463,969
Zep, Inc.	3,027	48,674
*Zoltek Companies, Inc.	14,234	141,201

Total Materials		87,059,301

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	300	—
—#*Pelican Financial, Inc. Escrow Shares	100	—

Total Other		—

Telecommunication Services — (2.4%)
Alaska Communications Systems Group, Inc.	9,969	73,870
#*American Tower Corp.	39,390	1,342,805
*Arbinet Corp.	7,700	16,170
AT&T, Inc.	881,306	23,116,656
Atlantic Tele-Network, Inc.	6,772	283,950
#*Cbeyond, Inc.	10,770	150,995
*Centennial Communications Corp.	38,656	296,492
CenturyTel, Inc.	60,672	1,904,494
*Cincinnati Bell, Inc.	68,000	212,840
#*Cogent Communications Group, Inc.	14,300	118,547
Consolidated Communications Holdings, Inc.	12,506	157,951
#*Crown Castle International Corp.	41,815	1,201,763
D&E Communications, Inc.	5,225	55,385
*FairPoint Communications, Inc.	16,384	9,667
*FiberTower Corp.	10,289	4,733
Frontier Communications Corp.	57,100	399,700
*General Communications, Inc. Class A	25,410	174,058
*Global Crossing, Ltd.	7,221	78,492
Hickory Tech Corp.	3,965	33,584
*iBasis, Inc.	3,249	6,336
*ICO Global Communications (Holdings), Ltd.	7,245	3,260
*IDT Corp.	66	152
*IDT Corp. Class B	2,370	6,162
Iowa Telecommunications Services, Inc.	11,170	136,944
*iPCS, Inc.	5,890	106,079
#*Leap Wireless International, Inc.	32,055	767,717
*Level 3 Communications, Inc.	82,035	100,903
*Neutral Tandem, Inc.	5,032	155,992
*NII Holdings, Inc.	54,761	1,260,598
NTELOS Holdings Corp.	3,745	58,010
*PAETEC Holding Corp.	36,487	107,272
*Premiere Global Services, Inc.	23,199	222,478
#Qwest Communications International, Inc.	276,300	1,066,518

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*SBA Communications Corp.	19,590	$511,103
*Shenandoah Telecommunications Co.	6,506	132,462
*Sprint Nextel Corp.	431,536	1,726,144
*SureWest Communications.	4,054	51,932
*Syniverse Holdings, Inc.	20,300	355,859
Telephone & Data Systems, Inc.	21,063	542,162
Telephone & Data Systems, Inc. Special Shares	17,969	433,053
*Terrestar Corp.	2,200	2,904
*tw telecom, inc.	49,437	489,426
*United States Cellular Corp.	20,743	743,014
*USA Mobility, Inc.	9,623	129,911
Verizon Communications, Inc.	416,411	13,354,301
Warwick Valley Telephone Co.	1,392	16,064
Windstream Corp.	68,049	596,790
*Xeta Corp.	833	1,791

Total Telecommunication Services		52,717,489

Utilities — (3.3%)
#*AES Corp.	261,094	3,339,392
#AGL Resources, Inc.	25,800	867,396
Allegheny Energy, Inc.	26,879	677,620
#ALLETE, Inc.	12,140	388,237
Alliant Energy Corp.	14,770	386,383
#Ameren Corp.	31,661	805,139
American Electric Power Co., Inc.	43,893	1,358,927
American States Water Co.	5,900	214,465
Aqua America, Inc.	27,467	496,054
Artesian Resources Corp. Class A	1,570	27,773
#Atmos Energy Corp.	35,420	962,007
Avista Corp.	20,948	387,957
Black Hills Corp.	14,639	380,760
*Cadiz, Inc.	2,217	25,806
California Water Service Group	13,094	495,870
*Calpine Corp.	42,664	549,512
CenterPoint Energy, Inc.	52,716	635,228
Central Vermont Public Service Corp.	7,410	136,640
CH Energy Group, Inc.	10,263	507,916
Chesapeake Utilities Corp.	2,447	81,118
Cleco Corp.	23,201	549,632
#CMS Energy Corp.	84,200	1,089,548
Connecticut Water Services, Inc.	4,541	98,222
#Consolidated Edison, Inc.	30,736	1,209,769
Constellation Energy Group	28,900	829,430
Delta Natural Gas Co., Inc.	1,429	34,425
Dominion Resources, Inc.	67,414	2,278,593
#DPL, Inc.	28,200	675,390
DTE Energy Co.	24,459	842,857
Duke Energy Corp.	144,228	2,232,649
*Dynegy, Inc.	136,005	273,370
Edison International	34,691	1,121,213
*El Paso Electric Co.	13,800	208,518
Empire District Electric Co.	12,615	231,611
Energen Corp.	10,300	425,596
Energy West, Inc.	974	8,104
#Entergy Corp.	20,887	1,677,853
*Environmental Power Corp.	600	288
EQT Corp.	19,520	749,178
#Exelon Corp.	75,980	3,864,343
#FirstEnergy Corp.	32,951	1,357,581
Florida Public Utilities Co.	1,300	18,148
#FPL Group, Inc.	49,840	2,824,433

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Great Plains Energy, Inc.	47,046	$749,443
#Hawaiian Electric Industries, Inc.	35,600	636,172
IDACORP, Inc.	18,900	523,908
#Integrys Energy Group, Inc.	19,262	650,670
#ITC Holdings Corp.	19,090	910,593
Laclede Group, Inc.	8,436	283,197
Maine & Maritimes Corp.	826	29,736
#MDU Resources Group, Inc.	26,965	542,805
MGE Energy, Inc.	8,052	288,825
Middlesex Water Co.	6,412	98,040
*Mirant Corp.	75,500	1,363,530
National Fuel Gas Co.	12,100	491,018
#New Jersey Resources Corp.	14,943	576,800
#Nicor, Inc.	17,400	634,056
#NiSource, Inc.	41,000	528,080
Northeast Utilities, Inc.	25,700	591,357
Northwest Natural Gas Co.	8,985	401,090
NorthWestern Corp.	12,775	309,155
#*NRG Energy, Inc.	63,355	1,723,890
NSTAR	25,400	815,340
#NV Energy, Inc.	87,200	1,002,800
OGE Energy Corp.	13,773	414,567
#Oneok, Inc.	15,155	501,631
#Ormat Technologies, Inc.	16,800	665,112
Pennichuck Corp.	1,654	37,959
Pepco Holdings, Inc.	31,820	457,572
PG&E Corp.	43,600	1,760,132
Piedmont Natural Gas Co.	21,200	521,944
#Pinnacle West Capital Corp.	25,155	803,954
#PNM Resources, Inc.	28,500	347,700
Portland General Electric Co.	28,500	542,355
PPL Corp.	27,940	944,093
Progress Energy, Inc.	33,673	1,328,063
Public Service Enterprise Group, Inc.	75,544	2,451,403
Questar Corp.	62,060	2,052,324
RGC Resources, Inc.	400	10,420
*RRI Energy, Inc.	103,920	555,972
#SCANA Corp.	17,347	613,216
Sempra Energy	28,150	1,475,905
SJW Corp.	7,800	174,876
South Jersey Industries, Inc.	10,419	384,253
#Southern Co.	94,796	2,976,594
Southwest Gas Corp.	17,710	428,936
#Southwest Water Co.	6,920	33,839
#TECO Energy, Inc.	70,884	956,225
UGI Corp.	29,500	779,980
UIL Holdings Corp.	8,833	215,525
#Unisource Energy Corp.	13,636	376,354
Unitil Corp.	4,059	83,778
Vectren Corp.	31,227	766,935
Westar Energy, Inc.	41,600	818,272
WGL Holdings, Inc.	18,613	616,463
#Wisconsin Energy Corp.	17,206	739,342
#Xcel Energy, Inc.	58,511	1,166,709
York Water Co.	2,811	48,658

Total Utilities		74,526,517

TOTAL COMMON STOCKS		1,819,281,280

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	1,800	250
*Caliper Life Sciences, Inc. Warrants 08/10/11	157	27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
—*DOV Pharmaceutical, Inc. Warrants 12/31/09	110	$—
—*Preferred Bank Rights 08/24/09	2,512	844
*Valley National Bancorp Warrants 06/30/15	138	296

TOTAL RIGHTS/WARRANTS		1,417

TEMPORARY CASH INVESTMENTS — (0.6%) BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	12,543,521	12,543,521

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (18.0%)
§@DFA Short Term Investment Fund LP	397,805,936	397,805,936
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by
$3,835,332 FHLMC 4.000%, 07/01/39, valued at $3,735,084) to be repurchased at $3,626,354	$3,626	3,626,294
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $1,545,000
FNMA 6.000%, 02/01/39, valued at $1,440,960) to be repurchased at $1,398,507	1,398	1,398,485

TOTAL SECURITIES LENDING COLLATERAL		402,830,715

TOTAL INVESTMENTS — (100.0%) (Cost $2,545,454,258)##		$2,234,656,933

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$229,785,462	—	—	$229,785,462
Consumer Staples	165,519,409	—	—	165,519,409
Energy	173,612,744	—	—	173,612,744
Financials	277,660,125	$2,278	—	277,662,403
Health Care	225,562,648	23,864	—	225,586,512
Industrials	218,891,208	—	—	218,891,208
Information Technology	313,919,457	778	—	313,920,235
Materials	87,059,301	—	—	87,059,301
Telecommunication Services	52,717,489	—	—	52,717,489
Utilities	74,526,517	—	—	74,526,517
Rights/Warrants	322	1,095	—	1,417
Temporary Cash Investments	12,543,521	—	—	12,543,521
Securities Lending Collateral	—	402,830,715	—	402,830,715

TOTAL	$1,831,798,203	$402,858,730	—	$2,234,656,933

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (81.7%)
Consumer Discretionary — (11.7%)
#*1-800-FLOWERS.COM, Inc.	29,277	$70,265
*4Kids Entertainment, Inc.	10,200	17,850
*99 Cents Only Stores	87,518	1,282,139
*A.C. Moore Arts & Crafts, Inc.	19,324	69,760
#Aaron’s, Inc.	48,945	1,344,519
Aaron’s, Inc. Class A	3,744	82,368
*Abercrombie & Fitch Co.	65,385	1,869,357
*Acme Communications, Inc.	9,330	2,799
Acme United Corp.	2,302	19,452
#Advance Auto Parts, Inc.	53,000	2,450,190
#*Aeropostale, Inc.	14,029	510,656
*AFC Enterprises, Inc.	18,883	140,301
*Aldila, Inc.	5,648	19,260
*Alloy, Inc.	14,384	92,345
#*Amazon.com, Inc.	32,779	2,811,127
Ambassadors Group, Inc.	21,969	340,300
*American Apparel, Inc.	27,969	107,401
#*American Axle & Manufacturing Holdings, Inc.	41,700	91,740
*American Biltrite, Inc.	1,008	1,270
American Eagle Outfitters, Inc.	230,350	3,314,736
American Greetings Corp. Class A	29,700	468,369
*American Public Education, Inc.	2,100	74,277
*America’s Car-Mart, Inc.	11,790	257,847
*Amerigon, Inc.	20,700	174,087
Ameristar Casinos, Inc.	61,894	1,156,799
*AnnTaylor Stores Corp.	62,390	753,047
#*Apollo Group, Inc. Class A	15,844	1,093,870
Arbitron, Inc.	18,047	293,805
#*Arctic Cat, Inc.	9,060	55,810
*Ark Restaurants Corp.	2,168	27,620
#*ArvinMeritor, Inc.	119,500	865,180
*Asbury Automotive Group, Inc.	23,072	322,777
*Ascent Media Corp. (043632108)	7,195	199,445
*Ascent Media Corp. (043632207)	219	54,969
*Atrinsic, Inc.	5,330	5,543
*Audiovox Corp. Class A	4,500	35,505
#*AutoNation, Inc.	223,608	4,624,213
#*Autozone, Inc.	5,600	859,992
*Bakers Footwear Group, Inc.	2,149	1,698
*Ballantyne Strong, Inc.	8,488	20,032
*Bally Technologies, Inc.	13,500	488,835
#Barnes & Noble, Inc.	60,877	1,401,997
Barry (R.G.) Corp.	21,060	150,368
*Bassett Furniture Industries, Inc.	3,201	8,002
*Beasley Broadcast Group, Inc.	5,114	14,882
*Beazer Homes USA, Inc.	13,500	43,470
bebe stores, inc.	94,494	686,971
*Bed Bath and Beyond, Inc.	90,200	3,134,450
*Belo Corp.	15,045	35,807
Belo Corp. Class A	176,729	507,212
*Benihana, Inc.	3,594	30,944
*Benihana, Inc. Class A	5,026	40,309
#Best Buy Co., Inc.	38,793	1,449,694
Big 5 Sporting Goods Corp.	24,521	318,773
#*Big Lots, Inc.	73,748	1,699,154
#*BJ’s Restaurants, Inc.	33,901	545,128
Black & Decker Corp.	31,800	1,195,680

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Blockbuster, Inc. Class A	103,622	$75,644
*Blockbuster, Inc. Class B	53,203	20,217
*Blue Nile, Inc.	5,655	261,431
*Bluegreen Corp.	23,200	64,264
Blyth, Inc.	9,400	398,842
Bob Evans Farms, Inc.	32,120	932,122
#*Bon-Ton Stores, Inc.	11,000	38,500
Books-A-Million, Inc.	17,630	163,430
*Borders Group, Inc.	55,535	220,474
BorgWarner, Inc.	60,800	2,017,952
Bowl America, Inc. Class A	3,649	48,897
*Boyd Gaming Corp.	86,100	791,259
#Brinker International, Inc.	66,050	1,099,072
*Brink’s Home Security Holdings, Inc.	39,900	1,189,818
#*Brookfield Homes Corp.	21,464	120,842
Brown Shoe Company, Inc.	43,563	337,613
*Brunswick Corp.	175,368	1,259,142
#Buckle, Inc.	31,575	976,930
#*Buffalo Wild Wings, Inc.	15,632	630,751
*Build-A-Bear-Workshop, Inc.	20,000	95,000
#*Cabela’s, Inc.	72,722	1,178,824
Cablevision Systems New York Group Class A	23,107	473,000
*Cache, Inc.	12,100	51,667
#*California Coastal Communities, Inc.	6,342	8,625
#*California Pizza Kitchen, Inc.	26,183	432,020
#Callaway Golf Co.	85,328	543,539
*Canterbury Park Holding Corp.	2,074	14,518
#*Capella Education Co.	8,272	532,386
#*Career Education Corp.	84,337	1,933,004
*Caribou Coffee Co.	20,290	117,885
#*CarMax, Inc.	258,382	4,167,702
*Carmike Cinemas, Inc.	8,500	80,750
Carnival Corp.	256,500	7,179,435
*Carriage Services, Inc.	12,214	44,825
*Carrols Restaurant Group, Inc.	21,500	145,555
*Carter’s, Inc.	44,641	1,265,126
*Casual Male Retail Group, Inc.	18,262	38,898
Cato Corp. Class A	31,592	628,365
*Cavalier Homes, Inc.	11,815	32,373
*Cavco Industries, Inc.	7,849	268,671
CBS Corp. Class A	9,899	81,271
CBS Corp. Class B	225,336	1,845,502
*CEC Entertainment, Inc.	20,608	601,135
*Centex Corp.	164,100	1,790,331
*Champion Enterprises, Inc.	59,680	28,050
*Charles & Colvard, Ltd.	4,375	1,837
*Charlotte Russe Holding, Inc.	21,300	319,713
*Charming Shoppes, Inc.	86,137	416,042
#*Cheesecake Factory, Inc.	64,038	1,240,416
#Cherokee, Inc.	8,005	162,501
*Chico’s FAS, Inc.	124,509	1,428,118
#*Children’s Place Retail Stores, Inc. (The)	31,580	1,034,877
#*Chipotle Mexican Grill, Inc.	7,426	696,782
*Chipotle Mexican Grill, Inc. Class B	9,400	768,450
#Choice Hotels International, Inc.	24,210	674,248
Christopher & Banks Corp.	37,016	293,167
*Chromcraft Revington, Inc.	2,958	2,455
*Churchill Downs, Inc.	16,251	609,412
Cinemark Holdings, Inc.	95,481	1,058,884
#*Citadel Broadcasting Co.	77,815	2,257
*Citi Trends, Inc.	15,853	462,908

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
CKE Restaurants, Inc.	46,791	$414,100
*CKX, Inc.	30,161	217,159
*Clear Channel Outdoor Holdings, Inc.	16,651	95,577
#Coach, Inc.	20,357	602,364
*Coachmen Industries, Inc.	800	920
*Coast Distribution System, Inc.	1,760	3,520
*Cobra Electronics Corp.	3,055	3,849
#*Coinstar, Inc.	30,558	1,015,442
*Coldwater Creek, Inc.	82,512	605,638
#*Collective Brands, Inc.	61,597	980,624
*Collectors Universe, Inc.	5,339	21,837
Columbia Sportswear Co.	45,600	1,614,696
Comcast Corp. Class A	803,975	11,947,068
Comcast Corp. Special Class A	327,406	4,580,410
*Concord Camera Corp.	2,339	7,064
*Conn’s, Inc.	24,249	305,780
Cooper Tire & Rubber Co.	64,160	947,002
*Core-Mark Holding Co., Inc.	15,499	416,303
#*Corinthian Colleges, Inc.	63,899	986,601
*Cosi, Inc.	800	384
CPI Corp.	2,685	49,243
Cracker Barrel Old Country Store, Inc.	11,132	321,270
*Craftmade International, Inc.	2,176	6,354
#*Crocs, Inc.	78,500	268,470
#*Crown Media Holdings, Inc.	55,331	112,322
CSS Industries, Inc.	8,300	192,560
*Culp, Inc.	10,500	69,195
#*Cumulus Media, Inc. Class A	8,222	5,246
*Cybex International, Inc.	9,222	9,222
*Cycle Country Accessories Corp.	554	211
#D.R. Horton, Inc.	267,875	3,104,671
Darden Restaurants, Inc.	68,700	2,225,193
*Deckers Outdoor Corp.	8,100	547,641
*Decorator Industries, Inc.	452	267
*dELiA*s, Inc.	10,731	27,042
*Delta Apparel, Inc.	16,268	137,465
*Design Within Reach, Inc.	10,149	1,522
*Destination Maternity Corp.	5,315	121,288
#DeVry, Inc.	25,900	1,288,266
#*Dick’s Sporting Goods, Inc.	89,606	1,778,679
Dillard’s, Inc. Class A	73,844	783,485
*DineEquity, Inc.	18,908	467,217
#*DIRECTV Group, Inc. (The)	111,600	2,890,440
*Discovery Communications, Inc. (25470F104)	121,859	2,985,546
*Discovery Communications, Inc. (25470F203)	2,197	49,894
*Discovery Communications, Inc. (25470F302)	99,306	2,224,454
*DISH Network Corp.	29,988	508,297
Disney (Walt) Co.	762,512	19,154,301
*Dixie Group, Inc.	4,224	13,263
*Dolan Media Co.	23,205	316,284
#*Dollar Tree, Inc.	34,500	1,591,140
*Domino’s Pizza, Inc.	42,100	346,062
*Dorman Products, Inc.	13,048	213,596
Dover Downs Gaming & Entertainment, Inc.	17,200	94,084
Dover Motorsports, Inc.	9,256	12,958
*DreamWorks Animation SKG, Inc.	8,700	274,137
#*Dress Barn, Inc. (The)	64,089	999,148
*Drew Industries, Inc.	25,652	492,262
*drugstore.com, Inc.	36,433	82,703
*DRYCLEAN USA, Inc.	100	86
*DSW, Inc.	17,778	239,825

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Duckwall-ALCO Stores, Inc.	100	$1,708
*E.W. Scripps Co.	14,118	56,754
#Eastman Kodak Co.	373,886	1,110,441
*EDCI Holdings, Inc.	3,419	19,488
*Eddie Bauer Holdings, Inc.	7,100	462
Educational Development Corp.	2,662	12,871
*Einstein Noah Restaurant Group, Inc.	11,926	126,654
*EMAK Worldwide, Inc.	1,200	939
*Emerson Radio Corp.	15,028	11,121
*Emmis Communications Corp. Class A	21,152	5,711
*Enova Systems, Inc.	6,780	5,492
*Entercom Communications Corp.	21,172	58,223
*Entravision Communications Corp.	47,872	27,766
*Escalade, Inc.	5,107	5,107
#Ethan Allen Interiors, Inc.	34,667	441,311
*Exide Technologies	28,731	139,920
*Expedia, Inc.	106,061	2,196,523
Family Dollar Stores, Inc.	73,500	2,309,370
*Famous Dave’s of America, Inc.	6,844	44,691
*Federal-Mogul Corp.	24,916	352,063
*FGX International Holdings, Ltd.	900	11,889
Finish Line, Inc. Class A	52,373	455,645
*Fisher Communications, Inc.	8,160	151,042
*Flanigan’s Enterprises, Inc.	1,000	5,150
Flexsteel Industries, Inc.	4,038	32,829
Foot Locker, Inc.	201,200	2,229,296
#*Ford Motor Co.	560,593	4,484,744
Fortune Brands, Inc.	107,543	4,255,477
FortuNet, Inc.	1,445	1,705
*Fossil, Inc.	78,094	2,056,996
*Franklin Electronic Publishers, Inc.	1,643	3,647
*Frederick’s of Hollywood Group, Inc.	3,466	3,258
Fred’s, Inc.	50,098	675,321
Frisch’s Restaurants, Inc.	7,545	209,374
*Fuel Systems Solutions, Inc.	14,020	351,622
*Full House Resorts, Inc.	5,930	14,528
*Furniture Brands International, Inc.	51,359	205,950
*Gaiam, Inc.	12,578	63,016
*GameStop Corp. Class A	86,800	1,900,052
*GameTech International, Inc.	7,286	14,062
*Gaming Partners International Corp.	8,266	58,689
*Gander Mountain Co.	22,456	132,266
Gannett Co., Inc.	134,906	944,342
Gap, Inc.	146,656	2,393,426
*Garmin, Ltd.	6,412	177,356
#*GateHouse Media, Inc.	25,200	5,166
#*Gaylord Entertainment Co.	41,773	596,101
*Genesco, Inc.	21,775	472,953
#Gentex Corp.	93,765	1,403,662
#Genuine Parts Co.	69,119	2,448,195
*G-III Apparel Group, Ltd.	17,253	208,589
*Global Traffic Network, Inc.	1,607	6,862
*Golfsmith International Holdings, Inc.	1,341	2,467
*Goodyear Tire & Rubber Co.	96,200	1,637,324
#*Gottschalks, Inc.	9,394	56
*Gray Television, Inc.	21,895	10,729
*Gray Television, Inc. Class A	3,160	2,528
*Great Wolf Resorts, Inc.	28,600	77,220
*Group 1 Automotive, Inc.	25,700	757,122
#Guess?, Inc.	13,874	403,317
#*Gymboree Corp.	29,530	1,174,703

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
H&R Block, Inc.	31,000	$517,390
*Hallwood Group, Inc. (The)	797	9,723
*Hampshire Group, Ltd.	1,000	2,750
#*Handleman Co.	12,038	52
#*Hanesbrands, Inc.	1,137	22,626
#Harley-Davidson, Inc.	123,401	2,788,863
*Harman International Industries, Inc.	39,801	982,289
*Harris Interactive, Inc.	17,312	7,442
#Harte-Hanks, Inc.	69,584	752,899
#Hasbro, Inc.	95,478	2,530,167
*Hastings Entertainment, Inc.	2,673	12,189
#*Haverty Furniture Co., Inc.	19,126	205,413
*Haverty Furniture Co., Inc. Class A	1,715	18,436
*Hawk Corp.	10,699	152,461
*Hayes Lemmerz International, Inc.	65,769	2,795
*Heelys, Inc.	6,558	12,395
*Helen of Troy, Ltd.	34,093	741,523
*hhgregg, Inc.	5,195	95,328
#*Hibbett Sporting Goods, Inc.	21,970	404,468
Hillenbrand, Inc.	35,000	634,200
*Hollywood Media Corp.	18,149	28,857
#Home Depot, Inc.	253,499	6,575,764
Hooker Furniture Corp.	10,095	138,604
*Hot Topic, Inc.	53,105	410,502
#*Hovnanian Enterprises, Inc. Class A	51,200	163,840
*HSN, Inc.	43,190	437,515
*Iconix Brand Group, Inc.	75,312	1,319,466
#*ILX Resorts, Inc.	1,389	42
#*Image Entertainment, Inc.	8,257	7,101
*Infosonics Corp.	4,740	8,816
Interactive Data Corp.	77,235	1,757,096
International Game Technology	28,687	566,568
International Speedway Corp. Class A	36,869	942,740
#*Interpublic Group of Companies, Inc.	577,869	3,010,697
*Interstate Hotels & Resorts, Inc.	25,000	22,500
*Interval Leisure Group, Inc.	36,660	386,763
#*iRobot Corp.	30,761	344,831
*Isle of Capri Casinos, Inc.	33,578	399,242
#*ITT Educational Services, Inc.	5,900	574,365
*J. Alexander’s Corp.	13,496	57,628
#*J. Crew Group, Inc.	10,500	295,680
#J.C. Penney Co., Inc.	187,900	5,665,185
*Jack in the Box, Inc.	45,637	962,941
*Jackson Hewitt Tax Service, Inc.	34,430	208,301
*Jaclyn, Inc.	698	4,886
*JAKKS Pacific, Inc.	21,558	248,564
*Jarden Corp.	102,085	2,516,395
*Jennifer Convertibles, Inc.	1,300	702
*Jo-Ann Stores, Inc.	28,364	660,881
#Johnson Controls, Inc.	213,952	5,537,078
*Johnson Outdoors, Inc.	5,589	36,552
Jones Apparel Group, Inc.	90,448	1,244,564
#*Jos. A. Bank Clothiers, Inc.	19,385	709,297
*Journal Communications, Inc. Class A	14,600	40,588
*K12, Inc.	6,090	114,309
#KB HOME	120,600	2,012,814
*Kenneth Cole Productions, Inc. Class A	9,800	78,694
*Kirkland’s, Inc.	6,000	82,860
*Knology, Inc.	28,425	244,455
#*Kohl’s Corp.	93,225	4,526,074
*Kona Grill, Inc.	7,560	27,292

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Koss Corp.	930	$12,648
*Krispy Kreme Doughnuts, Inc.	50,500	154,530
KSW, Inc.	3,630	10,418
*K-Swiss, Inc. Class A	35,759	387,628
LaCrosse Footwear, Inc.	6,213	66,790
*Lakeland Industries, Inc.	3,775	28,728
*Lakes Entertainment, Inc.	7,785	29,349
#*Lamar Advertising Co.	69,943	1,471,601
*Landry’s Restaurants, Inc.	1,100	9,856
*Las Vegas Sands Corp.	53,567	500,851
*Lazare Kaplan International, Inc.	3,667	9,168
*La-Z-Boy, Inc.	58,164	393,770
*LeapFrog Enterprises, Inc.	30,600	87,210
#*Lear Corp.	68,200	14,663
*Learning Tree International, Inc.	16,482	176,852
*Lee Enterprises, Inc.	18,653	26,301
Leggett & Platt, Inc.	160,989	2,793,159
#Lennar Corp. Class A	156,924	1,857,980
Lennar Corp. Class B	16,653	151,709
*Libbey, Inc.	10,000	21,000
*Liberty Global, Inc. Class A	77,961	1,633,283
#*Liberty Global, Inc. Series C	72,875	1,518,715
*Liberty Media Corp. - Entertainment Class A	324,533	9,077,188
*Liberty Media Corp. - Entertainment Class B	3,676	103,829
*Liberty Media Corp. Capital Class A	119,104	1,736,536
*Liberty Media Corp. Capital Class B	1,494	22,238
*Liberty Media Corp. Interactive Class A	422,085	2,811,086
*Liberty Media Corp. Interactive Class B	8,374	54,431
#*Life Time Fitness, Inc.	39,514	1,005,631
#*Lifetime Brands, Inc.	11,743	48,733
#Limited Brands, Inc.	159,702	2,066,544
*LIN TV Corp.	18,600	36,456
*Lincoln Educational Services Corp.	23,229	472,942
*Lithia Motors, Inc. Class A	17,053	204,465
#*Live Nation, Inc.	84,737	494,864
#*Liz Claiborne, Inc.	57,976	183,204
#*LKQ Corp.	188,176	3,375,877
*Lodgenet Entertainment Corp.	16,707	77,855
*Lodgian, Inc.	22,139	28,338
Lowe’s Companies, Inc.	513,577	11,534,939
*Luby’s, Inc.	30,352	138,102
#*Lumber Liquidators, Inc.	10,000	164,200
#*M/I Homes, Inc.	30,680	402,828
*Mac-Gray Corp.	10,545	129,598
Macy’s, Inc.	359,456	5,000,033
*Maidenform Brands, Inc.	27,004	373,465
Marcus Corp. (The)	24,326	307,481
*Marine Products Corp.	35,083	197,517
*MarineMax, Inc.	24,864	167,335
#Marriott International, Inc. Class A	43,262	931,865
#*Martha Stewart Living Omnimedia, Inc.	29,210	100,482
*Marvel Entertainment, Inc.	12,600	498,456
Mattel, Inc.	155,920	2,741,074
#Matthews International Corp. Class A	23,700	740,862
*MAXXAM, Inc.	1,733	15,250
McClatchey Co. (The)	18,784	43,015
*McCormick & Schmick’s Seafood Restaurants, Inc.	10,040	77,710
McDonald’s Corp.	92,088	5,070,365
#McGraw-Hill Companies, Inc.	24,129	756,444
MDC Holdings, Inc.	56,500	1,991,060
*Meade Instruments Corp.	1,100	352

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Media General, Inc. Class A	16,131	$75,009
*Mediacom Communications Corp.	33,732	161,576
*Medialink Worldwide, Inc.	2,993	569
Men’s Wearhouse, Inc. (The)	55,698	1,203,634
Meredith Corp.	40,440	1,070,447
*Meritage Homes Corp.	33,389	714,525
*Meritage Hospitality Group, Inc.	299	275
*MGM Mirage	44,780	323,759
*Midas, Inc.	6,973	68,824
*Modine Manufacturing Co.	31,200	238,680
#*Mohawk Industries, Inc.	62,209	3,208,740
*Monarch Casino & Resort, Inc.	18,647	169,128
#Monro Muffler Brake, Inc.	30,751	817,669
#*Morgans Hotel Group Co.	30,262	147,073
*Morningstar, Inc.	9,805	434,263
*Morton’s Restaurant Group, Inc.	5,714	20,799
*Movado Group, Inc.	23,081	329,597
*MTR Gaming Group, Inc.	20,467	75,319
*Multimedia Games, Inc.	25,419	142,855
*Nathan’s Famous, Inc.	7,105	92,365
#National CineMedia, Inc.	35,315	519,484
*National Lampoon, Inc.	3,300	1,485
National Presto Industries, Inc.	8,015	644,085
*Nautilus Group, Inc.	30,500	64,965
*Navarre Corp.	13,700	25,345
*Netflix, Inc.	20,041	880,602
*Nevada Gold & Casinos, Inc.	1,700	2,057
*New Frontier Media, Inc.	17,805	37,390
*New York & Co., Inc.	53,975	194,310
#*New York Times Co. Class A (The)	150,664	1,185,726
#Newell Rubbermaid, Inc.	146,872	1,890,243
News Corp. Class A	517,544	5,346,230
#News Corp. Class B	220,431	2,649,581
*NexCen Brands, Inc.	29,500	5,605
*Nexstar Broadcasting Group, Inc.	1,300	1,040
NIKE, Inc. Class B	34,300	1,942,752
*Nobel Learning Communities, Inc.	7,696	91,428
*Nobility Homes, Inc.	2,427	20,933
#*Noble International, Ltd.	20,638	2,889
#Nordstrom, Inc.	22,872	604,736
#Nutri/System, Inc.	14,728	209,579
#*NVR, Inc.	4,754	2,857,867
*O’Charleys, Inc.	21,982	228,393
*Office Depot, Inc.	293,194	1,334,033
*OfficeMax, Inc.	55,944	520,839
#Omnicom Group, Inc.	32,130	1,092,420
*Orange 21, Inc.	574	517
#*O’Reilly Automotive, Inc.	90,600	3,683,796
*Orient-Express Hotels, Ltd.	4,600	40,710
#*Orleans Homebuilders, Inc.	11,607	38,303
#*Outdoor Channel Holdings, Inc.	31,242	236,814
#*Overstock.com, Inc.	17,559	231,252
Oxford Industries, Inc.	16,400	224,844
*P & F Industries, Inc. Class A	1,381	2,265
#*P.F. Chang’s China Bistro, Inc.	23,818	807,668
*Pacific Sunwear of California, Inc.	72,032	239,146
*Palm Harbor Homes, Inc.	28,562	64,836
#*Panera Bread Co.	19,844	1,090,626
*Papa John’s International, Inc.	13,466	342,171
*Peet’s Coffee & Tea, Inc.	13,283	364,884
*Penn National Gaming, Inc.	54,532	1,729,210

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Penske Automotive Group, Inc.	96,900	$2,003,892
Pep Boys - Manny, Moe & Jack (The)	55,172	547,858
*Perry Ellis International, Inc.	7,329	56,507
#*PetMed Express, Inc.	19,700	365,632
#PetSmart, Inc.	69,796	1,561,337
Phillips-Van Heusen Corp.	58,615	2,073,799
*Phoenix Footwear Group, Inc.	4,509	2,254
*Pinnacle Entertainment, Inc.	46,924	470,648
#*Playboy Enterprises, Inc. Class A	812	2,558
*Playboy Enterprises, Inc. Class B	30,304	72,427
*Point.360	6,026	7,171
#*PokerTek, Inc.	2,300	1,610
Polaris Industries, Inc.	14,600	552,902
#Polo Ralph Lauren Corp.	29,400	1,853,670
*Pomeroy IT Solutions, Inc.	3,300	19,734
Pool Corp.	40,432	955,004
*Premier Exhibitions, Inc.	6,900	5,140
#*Pre-Paid Legal Services, Inc.	12,424	605,918
#*Priceline.com, Inc.	8,800	1,140,656
PRIMEDIA, Inc.	28,066	64,552
*Princeton Review, Inc.	32,107	174,020
#*Progressive Gaming International Corp.	4,113	117
*Proliance International, Inc.	5,180	16
Pulte Homes, Inc.	290,600	3,304,122
*Q.E.P. Co., Inc.	670	2,084
#*Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	2,127
*Quiksilver, Inc.	89,200	191,780
*R.H. Donnelley Corp.	31,065	1,771
*Radio One, Inc. Class D	37,614	12,789
#*RadioShack Corp.	139,916	2,170,097
#*Raser Technologies, Inc.	25,113	56,253
*RC2 Corp.	18,049	275,608
*RCN Corp.	39,075	284,466
*Reading International, Inc. Class A	14,293	62,746
*Reading International, Inc. Class B	300	2,334
*Red Lion Hotels Corp.	17,388	91,461
#*Red Robin Gourmet Burgers, Inc.	16,690	312,437
Regal Entertainment Group	22,825	283,943
*Regent Communications, Inc.	1,660	365
#Regis Corp.	50,744	693,163
*Rent-A-Center, Inc.	81,990	1,702,112
*Rentrak Corp.	12,744	233,215
*Retail Ventures, Inc.	34,380	114,485
*Rex Stores Corp.	19,000	212,800
*Rick’s Cabaret International, Inc.	4,100	31,283
*Rockford Corp.	1,653	322
#*Rocky Brands, Inc.	3,543	13,322
#Ross Stores, Inc.	75,681	3,336,775
#Royal Caribbean Cruises, Ltd.	155,109	2,252,183
*Rubio’s Restaurants, Inc.	7,461	45,139
*Ruby Tuesday, Inc.	48,792	364,964
*Russ Berrie & Co., Inc.	45,375	237,765
*Ruth’s Hospitality Group, Inc.	22,250	87,220
#Ryland Group, Inc.	56,702	1,132,339
*Saga Communications, Inc.	3,821	20,901
*Saks, Inc.	75,078	384,399
*Salem Communications Corp.	12,725	10,944
#*Sally Beauty Holdings, Inc.	76,343	532,874
Scholastic Corp.	21,700	489,335
*Scientific Games Corp.	86,224	1,553,756
Scripps Networks Interactive	36,355	1,173,539

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sealy Corp.	67,100	$170,434
#*Sears Holdings Corp.	103,265	6,850,600
Service Corp. International	355,943	2,249,560
Sherwin-Williams Co.	14,700	848,925
*Shiloh Industries, Inc.	9,806	48,147
*Shoe Carnival, Inc.	13,509	168,862
*Shuffle Master, Inc.	61,005	439,236
*Shutterfly, Inc.	25,802	414,380
*Signet Jewelers, Ltd. ADR	9,589	211,725
*Silverleaf Resorts, Inc.	11,604	15,897
*Sinclair Broadcast Group, Inc. Class A	39,516	73,895
*Skechers U.S.A., Inc. Class A	33,774	467,094
Skyline Corp.	10,884	264,155
*Smith & Wesson Holding Corp.	15,200	92,112
Snap-On, Inc.	69,369	2,471,617
*Sonesta International Hotels Corp. Class A	538	5,127
*Sonic Automotive, Inc.	56,087	689,870
#*Sonic Corp.	43,011	474,411
#Sotheby’s Class A	61,100	920,777
—*Source Interlink Companies, Inc.	15,200	—
*Spanish Broadcasting System, Inc.	27,596	5,243
Spartan Motors, Inc.	36,165	253,155
#Speedway Motorsports, Inc.	44,756	714,306
*Sport Chalet, Inc. Class A	8,108	12,567
*Sport Chalet, Inc. Class B	525	1,575
Sport Supply Group, Inc.	13,576	133,316
Stage Stores, Inc.	30,650	382,512
*Stamps.com, Inc.	18,865	162,805
*Standard Motor Products, Inc.	18,600	207,762
*Standard Pacific Corp.	102,466	352,483
*Stanley Furniture, Inc.	7,126	78,386
Stanley Works (The)	62,100	2,493,315
#Staples, Inc.	65,822	1,383,578
#*Starbucks Corp.	61,863	1,094,975
#Starwood Hotels & Resorts Worldwide, Inc.	17,000	401,370
*Steak n Shake Co. (The)	40,462	413,522
*Stein Mart, Inc.	35,860	395,536
*Steinway Musical Instruments, Inc.	8,863	101,393
*Steven Madden, Ltd.	22,882	733,597
Stewart Enterprises, Inc.	68,904	336,941
*Stoneridge, Inc.	22,909	101,716
*Strattec Security Corp.	4,792	69,484
#Strayer Education, Inc.	4,100	870,758
#Sturm Ruger & Co., Inc.	23,827	297,361
*Sun-Times Media Group, Inc. Class A	27,900	335
#Superior Industries International, Inc.	25,356	400,118
*Syms Corp.	2,630	18,463
*Systemax, Inc.	41,013	534,399
*Talbots, Inc.	38,002	190,390
*Tandy Brand Accessories, Inc.	5,800	13,920
*Tandy Leather Factory, Inc.	4,833	12,687
Target Corp.	104,476	4,557,243
*Tarrant Apparel Group	9,957	8,215
*Tempur-Pedic International, Inc.	37,243	552,314
*Tenneco Automotive, Inc.	36,000	582,120
#*Texas Roadhouse, Inc.	72,644	808,528
Thor Industries, Inc.	59,668	1,426,662
*Ticketmaster Entertainment, Inc.	27,760	224,856
#Tiffany & Co.	64,544	1,925,348
#*Timberland Co. Class A	52,890	721,420
Time Warner Cable, Inc.	129,935	4,295,651

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Time Warner, Inc.	505,637	$13,480,282
TJX Companies, Inc. (The)	28,094	1,017,846
#*Toll Brothers, Inc.	137,400	2,687,544
*Town Sports International Holdings, Inc.	18,500	62,345
#*Tractor Supply Co.	30,900	1,482,273
*Trans World Entertainment Corp.	1,798	2,014
*True Religion Apparel, Inc.	18,100	404,716
*TRW Automotive Holdings Corp.	115,368	1,941,643
*Tuesday Morning Corp.	14,400	66,816
Tupperware Corp.	28,324	964,999
*Tween Brands, Inc.	20,100	145,524
*U.S. Auto Parts Network, Inc.	4,300	18,963
*Ulta Salon, Cosmetics & Fragrance, Inc.	28,566	323,653
#*Under Armour, Inc. Class A	12,300	298,767
*Unifi, Inc.	75,383	158,304
Unifirst Corp.	17,480	680,322
*Universal Electronics, Inc.	17,155	362,142
*Universal Technical Institute, Inc.	18,748	297,531
#*Urban Outfitters, Inc.	11,700	281,268
V.F. Corp.	57,500	3,719,675
#*Vail Resorts, Inc.	39,101	1,118,680
*Valassis Communications, Inc.	52,200	594,558
Value Line, Inc.	2,830	89,966
*ValueVision Media, Inc. Class A	29,572	91,082
*VCG Holding Corp.	9,700	19,594
#*Viacom, Inc. Class A	13,609	335,870
*Viacom, Inc. Class B	138,600	3,209,976
*Visteon Corp.	39,700	4,407
*Volcom, Inc.	23,558	285,759
*Voyager Learning Co.	7,226	31,072
WABCO Holdings, Inc.	29,649	563,627
*Walking Co. Holdings, Inc. (The)	4,714	8,815
*Warnaco Group, Inc.	56,350	2,047,196
*Warner Music Group Corp.	58,100	326,522
Washington Post Co.	2,300	1,038,450
#Weight Watchers International, Inc.	19,666	548,288
*Wells-Gardner Electronics Corp.	2,976	3,571
*Wendy’s/Arby’s Group, Inc.	443,879	2,032,966
*West Marine, Inc.	22,221	197,545
*Westwood One, Inc.	22,900	1,030
*Wet Seal, Inc. Class A (The)	106,280	350,724
#Weyco Group, Inc.	7,315	173,951
#Whirlpool Corp.	62,199	3,550,941
Wiley (John) & Sons, Inc. Class A	43,578	1,389,702
Wiley (John) & Sons, Inc. Class B	3,422	109,538
*Williams Controls, Inc.	6,026	36,156
#Williams-Sonoma, Inc.	113,730	1,599,044
*Winmark Corp.	795	14,191
*Winnebago Industries, Inc.	31,626	332,706
#*WMS Industries, Inc.	28,729	1,038,841
Wolverine World Wide, Inc.	43,457	1,047,314
World Wrestling Entertainment, Inc.	27,091	355,705
*WPT Enterprises, Inc.	3,728	5,033
Wyndham Worldwide Corp.	171,986	2,399,205
#*Wynn Resorts, Ltd.	16,000	818,720
Yum! Brands, Inc.	28,794	1,021,035
*Zale Corp.	39,800	235,616
#*Zumiez, Inc.	32,613	311,454

Total Consumer Discretionary		478,515,806

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (6.1%)
#Alberto-Culver Co.	85,172	$2,182,107
#Alico, Inc.	8,271	261,694
*Alliance One International, Inc.	96,846	400,942
Altria Group, Inc.	409,900	7,185,547
#*American Italian Pasta Co.	8,970	282,196
Andersons, Inc. (The)	19,834	639,051
#Archer-Daniels-Midland Co.	261,539	7,877,555
Arden Group, Inc. Class A	1,742	220,276
#Avon Products, Inc.	30,422	985,064
B&G Foods, Inc.	34,439	287,566
*Bare Escentuals, Inc.	15,900	140,874
#*BJ’s Wholesale Club, Inc.	49,469	1,649,791
#*Boston Beer Co., Inc. Class A	16,195	505,122
*Bridgford Foods Corp.	5,766	51,202
Brown-Forman Corp. Class A	3,223	151,578
Brown-Forman Corp. Class B	8,759	384,958
#Bunge, Ltd.	51,262	3,586,802
*Cagle’s, Inc. Class A	1,262	6,398
*Calavo Growers, Inc.	16,514	335,234
#Cal-Maine Foods, Inc.	22,145	651,727
Campbell Soup Co.	37,516	1,164,121
Casey’s General Stores, Inc.	51,872	1,422,849
CCA Industries, Inc.	1,900	7,201
*Central European Distribution Corp.	50,467	1,448,908
*Central Garden & Pet Co.	26,310	322,561
*Central Garden & Pet Co. Class A	18,038	203,649
#*Chattem, Inc.	8,600	538,962
*Chiquita Brands International, Inc.	92,071	1,127,870
#Church & Dwight Co., Inc.	40,600	2,394,588
#Clorox Co.	14,300	872,443
Coca-Cola Bottling Co.	4,944	279,435
Coca-Cola Co.	170,414	8,493,434
Coca-Cola Enterprises, Inc.	259,919	4,883,878
*Coffee Holding Co., Inc.	5,400	19,494
Colgate-Palmolive Co.	29,698	2,151,323
ConAgra, Inc.	50,950	1,000,148
*Constellation Brands, Inc. Class A	143,300	1,957,478
*Constellation Brands, Inc. Class B	5,807	78,336
Corn Products International, Inc.	93,950	2,630,600
#Costco Wholesale Corp.	75,450	3,734,775
*Craft Brewers Alliance, Inc.	7,380	13,948
*Cuisine Solutions, Inc.	3,822	4,434
CVS Caremark Corp.	598,385	20,033,930
*Darling International, Inc.	72,451	511,504
#*Dean Foods Co.	63,100	1,337,089
Del Monte Foods Co.	274,339	2,650,115
Diamond Foods, Inc.	15,450	435,690
#*Diedrich Coffee, Inc.	3,885	92,346
#*Dr Pepper Snapple Group, Inc.	77,747	1,913,354
*Elizabeth Arden, Inc.	30,517	292,963
*Energizer Holdings, Inc.	44,428	2,846,058
#Estee Lauder Companies, Inc.	10,700	389,908
Farmer Brothers Co.	17,929	403,044
#Flowers Foods, Inc.	54,392	1,285,283
*Fresh Del Monte Produce, Inc.	73,785	1,579,737
General Mills, Inc.	54,044	3,183,732
Golden Enterprises, Inc.	3,787	9,467
*Great Atlantic & Pacific Tea, Inc.	53,226	307,114
#*Green Mountain Coffee, Inc.	36,804	2,592,474
Griffin Land & Nurseries, Inc. Class A	5,035	154,373
*Hain Celestial Group, Inc.	47,121	782,680

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Hansen Natural Corp.	18,900	$586,089
Heinz (H.J.) Co.	23,061	886,926
Hershey Co. (The)	14,000	559,300
Hormel Foods Corp.	69,372	2,491,149
*HQ Sustainable Maritime Industries, Inc.	14,730	126,236
*IGI Labratories, Inc.	4,339	5,467
Imperial Sugar Co.	13,248	176,066
Ingles Market, Inc. Class A	15,346	256,432
*Integrated Biopharma, Inc.	1,529	138
Inter Parfums, Inc.	30,623	312,967
J & J Snack Foods Corp.	21,559	934,367
J.M. Smucker Co.	60,824	3,043,025
*Katy Industries, Inc.	600	1,050
Kellogg Co.	29,284	1,390,990
Kimberly-Clark Corp.	20,900	1,221,605
Kraft Foods, Inc.	594,231	16,840,507
Kroger Co. (The)	65,500	1,400,390
#Lancaster Colony Corp.	25,263	1,150,477
#Lance, Inc.	30,290	767,549
#*Lifeway Foods, Inc.	6,429	83,834
Lorillard, Inc.	13,550	998,906
#Mannatech, Inc.	29,118	102,204
McCormick & Co., Inc.	10,600	341,532
McCormick & Co., Inc. Voting Common Stock	577	18,816
*Medifast, Inc.	15,665	234,192
*MGP Ingredients, Inc.	12,299	35,667
Molson Coors Brewing Co.	100,644	4,550,115
#Molson Coors Brewing Co. Class A	400	17,600
*Monterey Pasta Co.	14,154	21,656
Nash-Finch Co.	15,739	483,187
*National Beverage Corp.	44,866	478,720
*Natural Alternatives International, Inc.	7,028	45,366
#*Natural Health Trends Corp.	3,610	2,310
*Nature’s Sunshine Products, Inc.	400	2,000
*NBTY, Inc.	70,760	2,561,512
Nu Skin Enterprises, Inc. Class A	60,830	1,095,548
*Nutraceutical International Corp.	11,831	147,296
Oil-Dri Corp. of America	10,212	160,839
*Omega Protein Corp.	13,209	50,987
*Orchids Paper Products Co.	3,550	81,117
*Overhill Farms, Inc.	13,228	75,664
*Pantry, Inc.	24,177	424,306
*Parlux Fragrances, Inc.	41,000	74,620
*PC Group, Inc.	4,540	2,724
Pepsi Bottling Group, Inc.	58,000	1,969,100
PepsiAmericas, Inc.	141,088	3,778,337
PepsiCo, Inc.	117,614	6,674,594
Philip Morris International, Inc.	142,300	6,631,180
*Physicians Formula Holdings, Inc.	80	130
*Pilgrim’s Pride Corp.	52,800	223,872
*Prestige Brands Holdings, Inc.	60,840	397,285
*PriceSmart, Inc.	30,460	496,803
Procter & Gamble Co.	480,488	26,671,889
*Ralcorp Holdings, Inc.	19,528	1,240,223
#*Reddy Ice Holdings, Inc.	7,400	19,980
Reliv’ International, Inc.	7,179	22,973
*Revlon, Inc.	35,975	218,008
Reynolds American, Inc.	113,493	4,938,080
#*Rite Aid Corp.	259,632	379,063
Rocky Mountain Chocolate Factory, Inc.	12,858	104,278
#Ruddick Corp.	48,000	1,128,000

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Safeway, Inc.	174,131	$3,296,300
Sanderson Farms, Inc.	22,352	909,279
*Sanfilippo (John B.) & Son, Inc.	5,698	49,573
#Sara Lee Corp.	242,000	2,574,880
*Schiff Nutrition International, Inc.	12,348	70,013
*Seneca Foods Corp. Class A	3,424	87,689
*Seneca Foods Corp. Class B	1,751	44,633
*Smart Balance, Inc.	69,847	428,162
*Smithfield Foods, Inc.	152,194	2,062,229
Spartan Stores, Inc.	25,180	324,570
#*Star Scientific, Inc.	100,030	103,031
SUPERVALU, Inc.	126,404	1,874,571
*Susser Holdings Corp.	14,690	172,901
#*Synutra International, Inc.	146	1,929
Sysco Corp.	37,371	887,935
Tasty Baking Co.	7,345	53,031
*Tofutti Brands, Inc.	1,645	2,303
Tootsie Roll Industries, Inc.	32,140	776,181
*TreeHouse Foods, Inc.	37,988	1,232,711
Tyson Foods, Inc. Class A	238,148	2,722,032
*United Natural Foods, Inc.	46,702	1,262,355
United-Guardian, Inc.	2,375	22,325
Universal Corp.	30,871	1,175,259
*USANA Health Services, Inc.	15,574	519,393
#Vector Group, Ltd.	31,114	462,354
*Vermont Pure Holdings, Ltd.	600	360
Village Super Market, Inc.	4,290	124,968
#Walgreen Co.	126,868	3,939,251
Wal-Mart Stores, Inc.	405,500	20,226,340
WD-40 Co.	15,200	459,496
Weis Markets, Inc.	31,742	1,049,708
Whole Foods Market, Inc.	5,844	141,366
*Winn-Dixie Stores, Inc.	66,206	938,139
*Zapata Corp.	9,535	72,085

Total Consumer Staples		250,539,575

Energy — (8.0%)
*Abraxas Petroleum Corp.	37,774	36,263
*Adams Resources & Energy, Inc.	3,260	51,019
#*Allis-Chalmers Energy, Inc.	27,128	62,394
Alon USA Energy, Inc.	50,000	501,500
#*Alpha Natural Resources, Inc.	39,595	1,318,909
*American Oil & Gas, Inc.	27,627	33,705
Anadarko Petroleum Corp.	191,338	9,222,492
Apache Corp.	140,063	11,758,289
*Approach Resources, Inc.	4,100	28,741
#Arch Coal, Inc.	126,752	2,206,752
*Arena Resources, Inc.	32,000	1,044,160
*Atlas America, Inc.	39,199	788,292
#*ATP Oil & Gas Corp.	32,000	248,000
#*Atwood Oceanics, Inc.	57,521	1,658,906
#Baker Hughes, Inc.	61,302	2,482,731
*Barnwell Industries, Inc.	4,320	16,848
*Basic Energy Services, Inc.	33,800	228,150
Berry Petroleum Corp. Class A	33,461	793,695
*Bill Barrett Corp.	53,936	1,703,838
BJ Services Co.	156,772	2,223,027
*Bolt Technology Corp.	8,700	98,310
*Boots & Coots, Inc.	36,000	46,440
*BPZ Resources, Inc.	33,652	242,294
*Brigham Exploration Co.	41,294	201,515

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Bristow Group, Inc.	29,780	$985,718
#*Bronco Drilling Co., Inc.	23,000	96,600
Cabot Oil & Gas Corp.	59,000	2,072,670
*Cal Dive International, Inc.	96,516	861,888
*Callon Petroleum Co.	11,522	19,357
#*Cameron International Corp.	12,544	391,749
#*Cano Petroleum, Inc.	31,600	22,436
#CARBO Ceramics, Inc.	25,700	1,071,433
*Carrizo Oil & Gas, Inc.	26,700	507,300
#*Cheniere Energy, Inc.	46,547	138,245
Chesapeake Energy Corp.	212,252	4,550,683
#Chevron Corp.	606,476	42,131,888
Cimarex Energy Co.	57,700	2,064,506
*Clayton Williams Energy, Inc.	8,754	168,777
*Clean Energy Fuels Corp.	49,000	452,760
*CNX Gas Corp.	26,103	767,167
*Complete Production Services, Inc.	67,645	558,748
*Comstock Resources, Inc.	50,088	1,928,388
#*Concho Resources, Inc.	52,005	1,596,554
ConocoPhillips	570,496	24,936,380
CONSOL Energy, Inc.	12,900	458,337
*Contango Oil & Gas Co.	12,716	589,895
*CREDO Petroleum Corp.	13,101	165,859
*Crosstex Energy, Inc.	21,878	84,668
#*Crusader Energy Group, Inc.	12,343	741
*CVR Energy, Inc.	32,000	273,280
*Dawson Geophysical Co.	8,340	253,619
Delek US Holdings, Inc.	52,200	444,744
*Delta Petroleum Corp.	91,577	175,828
*Denbury Resources, Inc.	120,888	2,006,741
Devon Energy Corp.	180,050	10,459,104
#Diamond Offshore Drilling, Inc.	11,034	991,626
*Double Eagle Petroleum Co.	6,957	28,732
*Dresser-Rand Group, Inc.	27,800	809,258
*Dril-Quip, Inc.	16,000	676,640
#*Dune Energy, Inc.	22,695	2,723
#*Edge Petroleum Corp.	20,381	8,460
El Paso Corp.	137,657	1,384,829
*Encore Acquisition Co.	65,072	2,316,563
*Endeavour International Corp.	39,903	53,071
#*Energy Partners, Ltd.	24,800	8,184
*ENGlobal Corp.	28,950	140,407
ENSCO International, Inc.	125,029	4,737,349
EOG Resources, Inc.	99,631	7,375,683
#*Evergreen Energy, Inc.	12,340	11,106
*Evolution Petroleum Corp.	9,755	29,265
*EXCO Resources, Inc.	85,501	1,174,784
*Exterran Holdings, Inc.	82,514	1,434,918
#Exxon Mobil Corp.	404,458	28,469,799
#*FMC Technologies, Inc.	13,400	582,900
#*Forest Oil Corp.	79,536	1,340,182
#Foundation Coal Holdings, Inc.	23,500	844,355
#Frontier Oil Corp.	140,200	1,948,780
*FX Energy, Inc.	41,514	165,641
*Gasco Energy, Inc.	36,100	10,469
#General Maritime Corp.	53,000	441,490
*Geokinetics, Inc.	5,610	81,569
*Geomet, Inc.	1,692	2,098
*GeoPetro Resources Co.	1,500	840
*GeoResources, Inc.	8,689	90,974
*Global Industries, Ltd.	20,900	142,747

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*GMX Resources, Inc.	6,800	$79,084
#*Goodrich Petroleum Corp.	10,885	279,200
Gulf Island Fabrication, Inc.	14,300	207,350
*Gulfmark Offshore, Inc.	25,162	805,184
*Gulfport Energy Corp.	43,278	301,648
Halliburton Co.	73,907	1,632,606
*Harvest Natural Resources, Inc.	65,844	426,011
*Helix Energy Solutions Group, Inc.	112,622	1,181,405
Helmerich & Payne, Inc.	49,730	1,708,723
*Hercules Offshore, Inc.	200	948
Hess Corp.	131,009	7,231,697
*HKN, Inc.	4,150	10,043
#Holly Corp.	53,386	1,135,520
*Hornbeck Offshore Services, Inc.	27,000	588,060
Houston American Energy Corp.	1,022	3,138
*Infinity, Inc.	7,344	4,406
*International Coal Group, Inc.	97,900	303,490
#*ION Geophysical Corp.	74,216	199,641
*James River Coal Co.	11,270	209,284
*Key Energy Group, Inc.	21,000	145,740
Lufkin Industries, Inc.	15,890	721,406
Marathon Oil Corp.	294,470	9,496,657
*Mariner Energy, Inc.	92,046	1,103,632
#Massey Energy Co.	93,060	2,475,396
*Matrix Service Co.	28,895	292,706
*McMoran Exploration Co.	39,300	249,948
*Meridian Resource Corp.	67,129	22,153
*Mexco Energy Corp.	1,210	15,427
*Mitcham Industries, Inc.	11,766	52,476
#Murphy Oil Corp.	79,706	4,638,889
*Nabors Industries, Ltd.	138,019	2,349,083
*NATCO Group, Inc. Class A	19,300	695,958
*National Coal Corp.	19,000	18,240
*National-Oilwell, Inc.	150,943	5,424,891
*Natural Gas Services Group, Inc.	15,272	210,601
*New Concept Energy, Inc.	318	2,229
*Newfield Exploration Co.	57,244	2,251,407
*Newpark Resources, Inc.	93,099	244,850
Noble Energy, Inc.	72,300	4,418,976
Occidental Petroleum Corp.	157,660	11,247,464
*Oceaneering International, Inc.	12,000	611,040
*Oil States International, Inc.	38,409	1,041,652
*OMNI Energy Services Corp.	8,800	18,040
#Overseas Shipholding Group, Inc.	30,772	1,057,018
#*OYO Geospace Corp.	4,603	109,920
*Pacific Ethanol, Inc.	18,900	7,182
Panhandle Royalty Co.	10,037	253,033
*Parallel Petroleum Corp.	26,600	53,200
*Parker Drilling Co.	122,600	566,412
#*Patriot Coal Corp.	28,220	236,201
Patterson-UTI Energy, Inc.	125,333	1,730,849
Peabody Energy Corp.	27,575	913,008
Penn Virginia Corp.	46,900	900,949
#*Petrohawk Energy Corp.	134,721	3,271,026
*Petroleum Development Corp.	29,657	499,424
#*PetroQuest Energy, Inc.	30,900	103,515
*PHI, Inc. Non-Voting	12,430	271,471
*PHI, Inc. Voting	1,866	38,897
*Pioneer Drilling Co.	50,500	221,190
Pioneer Natural Resources Co.	82,720	2,361,656
*Plains Exploration & Production Co.	113,505	3,251,918

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Pride International, Inc.	102,890	$2,579,452
#*Pyramid Oil Co.	3,900	20,319
*Quest Resource Corp.	18,261	6,574
#*Quicksilver Resources, Inc.	46,391	531,641
#Range Resources Corp.	87,500	4,060,875
*Rentech, Inc.	16,800	8,064
*Rex Energy Corp.	6,400	37,888
*Rosetta Resources, Inc.	55,014	570,495
Rowan Companies, Inc.	85,084	1,814,842
#*Royale Energy, Inc.	4,960	10,664
RPC, Inc.	98,286	807,911
#*SandRidge Energy, Inc.	47,408	443,265
Schlumberger, Ltd.	85,700	4,584,950
*SEACOR Holdings, Inc.	27,900	2,217,492
Smith International, Inc.	21,486	539,943
Southern Union Co.	64,972	1,259,157
#*Southwestern Energy Co.	32,576	1,349,624
#Spectra Energy Corp.	66,668	1,224,024
#St. Mary Land & Exploration Co.	65,042	1,552,553
*Stone Energy Corp.	29,330	318,524
#*SulphCo, Inc.	28,200	31,584
Sunoco, Inc.	96,300	2,377,647
*Superior Energy Services, Inc.	64,871	1,076,210
#*Superior Well Services, Inc.	21,827	142,530
*Swift Energy Corp.	31,334	617,280
*Syntroleum Corp.	7,746	21,302
*T-3 Energy Services, Inc.	13,516	183,142
#Tesoro Petroleum Corp.	167,935	2,198,269
*Teton Energy Corp.	14,289	3,572
*TETRA Technologies, Inc.	71,858	554,025
*TGC Industries, Inc.	19,214	87,616
Tidewater, Inc.	64,586	2,906,370
*Toreador Resources Corp.	16,513	113,444
#*Trico Marine Services, Inc.	20,080	88,352
#*Tri-Valley Corp.	5,300	5,247
#*TXCO Resources, Inc.	21,917	6,027
*Union Drilling, Inc.	25,700	183,755
*Unit Corp.	47,830	1,515,733
*Uranium Resources, Inc.	18,165	19,437
*USEC, Inc.	115,338	446,358
*VAALCO Energy, Inc.	63,270	280,286
Valero Energy Corp.	156,804	2,822,472
*Venoco, Inc.	14,728	130,196
*Verenium Corp.	7,200	4,176
W&T Offshore, Inc.	68,600	733,334
*Warren Resources, Inc.	50,189	117,944
#*Western Refining, Inc.	73,412	477,912
*Westmoreland Coal Co.	7,214	56,918
*Whiting Petroleum Corp.	43,868	2,016,173
*Willbros Group, Inc.	35,482	489,297
Williams Companies, Inc. (The)	43,144	720,073
#World Fuel Services Corp.	29,145	1,278,300
XTO Energy, Inc.	240,650	9,681,350

Total Energy		327,765,531

Financials — (15.1%)
*1st Constitution Bancorp.	2,517	18,651
1st Source Corp.	26,169	432,050
21st Century Holding Co.	6,646	25,786
*Abigail Adams National Bancorp, Inc.	2,023	5,159
Abington Bancorp, Inc.	31,001	253,588

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Access National Corp.	8,054	$51,223
Advance America Cash Advance Centers, Inc.	62,722	346,225
*Advanta Corp. Class A	11,188	3,916
*Advanta Corp. Class B	24,541	8,099
#*Affiliated Managers Group, Inc.	25,232	1,665,817
*Affirmative Insurance Holdings, Inc.	9,881	38,536
#AFLAC, Inc.	60,230	2,280,308
*Allegheny Corp.	7,804	2,110,982
Alliance Bancorp, Inc. of Pennsylvania	3,708	32,260
Alliance Financial Corp.	2,607	74,013
Allied World Assurance Co. Holdings, Ltd.	47,511	2,064,828
Allstate Corp.	225,580	6,070,358
*Amcore Financial, Inc.	20,161	18,347
Ameriana Bancorp.	898	3,368
#American Capital, Ltd.	114,144	412,060
*American Equity Investment Life Holding Co.	41,544	300,779
#American Express Co.	105,412	2,986,322
American Financial Group, Inc.	152,581	3,721,451
*American Independence Corp.	5,200	23,920
American National Bankshares, Inc.	6,057	139,250
American National Insurance Co.	22,483	1,777,281
American Physicians Capital, Inc.	11,397	507,053
American River Bankshares	5,765	51,885
*American Safety Insurance Holdings, Ltd.	4,200	69,006
*American Spectrum Realty, Inc.	640	9,952
#*American West Bancorporation	14,900	5,811
#*AmeriCredit Corp.	148,920	2,336,555
Ameriprise Financial, Inc.	81,927	2,277,571
Ameris Bancorp.	9,921	64,288
*Amerisafe, Inc.	21,919	364,513
*AmeriServe Financial, Inc.	13,724	24,154
AmTrust Financial Services, Inc.	65,354	798,626
*Anchor Bancorp Wisconsin, Inc.	18,600	25,296
#AON Corp.	87,135	3,437,476
*Appalachian Bancshares, Inc.	300	252
*Argo Group International Holdings, Ltd.	41,471	1,393,426
Arrow Financial Corp.	12,896	361,475
Aspen Insurance Holdings, Ltd.	93,284	2,319,973
*Asset Acceptance Capital Corp.	31,711	245,443
#Associated Banc-Corp.	141,439	1,533,199
Assurant, Inc.	66,926	1,707,952
Assured Guaranty, Ltd.	27,224	380,319
#ASTA Funding, Inc.	9,870	63,267
#Astoria Financial Corp.	119,488	1,160,228
*Atlantic American Corp.	11,687	8,946
Atlantic Coast Federal Corp.	7,807	14,677
Auburn National Bancorporation, Inc.	939	23,052
*Avatar Holdings, Inc.	11,137	238,889
Axis Capital Holdings, Ltd.	86,958	2,474,825
#*B of I Holding, Inc.	3,934	27,735
Baldwin & Lyons, Inc. Class A	1,758	38,676
Baldwin & Lyons, Inc. Class B	9,809	212,561
#BancFirst Corp.	30,274	1,084,717
Bancorp Rhode Island, Inc.	3,225	71,272
*Bancorp, Inc. (The)	9,560	68,736
#BancorpSouth, Inc.	91,827	2,066,108
#BancTrust Financial Group, Inc.	10,688	29,606
Bank Mutual Corp.	61,436	604,530
Bank of America Corp.	2,014,084	29,788,302
Bank of Commerce Holdings	3,949	18,442
*Bank of Florida Corp.	7,883	26,723

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Bank of Granite Corp.	13,214	$29,731
#Bank of Hawaii Corp.	42,500	1,630,725
Bank of New York Mellon Corp.	459,780	12,570,385
#Bank of the Ozarks, Inc.	17,368	439,063
*BankAtlantic Bancorp, Inc.	1,720	7,224
BankFinancial Corp.	25,976	276,644
#*BankUnited Financial Corp. Class A	10,264	975
Banner Corp.	16,630	66,686
Bar Harbor Bankshares	2,887	101,911
#BB&T Corp.	236,019	5,400,115
BCB Bancorp, Inc.	2,465	21,421
*BCSB Bancorp, Inc.	1,100	8,976
*Beach First National Bancshares, Inc.	2,116	4,211
Beacon Federal Bancorp, Inc.	3,595	32,355
*Beneficial Mutual Bancorp, Inc.	50,611	451,956
*Berkshire Bancorp, Inc.	3,850	31,570
Berkshire Hills Bancorp, Inc.	13,967	319,286
*Beverly Hills Bancorp, Inc.	7,665	92
Beverly National Corp.	1,093	22,953
BGC Partners, Inc. Class A	27,200	124,304
#BlackRock, Inc.	48,404	9,222,898
*BNCCORP, Inc.	2,290	13,202
#BOK Financial Corp.	54,051	2,264,196
#Boston Private Financial Holdings, Inc.	49,251	225,570
#*Bridge Bancorp, Inc.	1,215	34,518
*Bridge Capital Holdings	1,800	11,070
*Broadpoint Gleacher Securities, Inc.	94,722	590,118
Brookline Bancorp, Inc.	74,899	872,573
Brooklyn Federal Bancorp, Inc.	7,873	98,176
#Brown & Brown, Inc.	115,900	2,222,962
*Brunswick Bancorp.	120	630
#Bryn Mawr Bank Corp.	6,140	112,546
C&F Financial Corp.	1,773	33,244
Cadence Financial Corp.	9,747	14,620
California First National Bancorp.	6,739	78,914
Camco Financial Corp.	4,832	10,147
Camden National Corp.	5,934	199,204
Capital Bank Corp.	6,807	36,281
#Capital City Bank Group, Inc.	17,893	285,572
#*Capital Corp. of the West	4,057	49
#Capital One Financial Corp.	150,142	4,609,359
Capital Properties, Inc.	700	5,425
—*Capital Properties, Inc. Class B	700	—
Capital Southwest Corp.	4,017	329,675
*Capitalsource, Inc.	51,600	239,424
#*Capitol Bancorp, Ltd.	21,234	93,430
#Capitol Federal Financial	39,424	1,451,986
Cardinal Financial Corp.	30,032	233,949
*Cardtronics, Inc.	1,200	5,052
*Carolina Bank Holdings, Inc.	1,200	4,560
Carrollton Bancorp.	1,139	6,993
Carver Bancorp, Inc.	1,427	8,562
Cascade Financial Corp.	1,779	3,007
Cash America International, Inc.	30,010	802,167
#Cathay General Bancorp.	60,007	547,264
#*CB Richard Ellis Group, Inc.	16,625	181,212
#Center Bancorp, Inc.	17,070	153,801
*Center Financial Corp.	21,900	72,051
Centerstate Banks, Inc.	7,139	49,902
Central Bancorp, Inc.	400	3,200
*Central Jersey Bancorp.	676	3,846

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Central Pacific Financial Corp.	57,400	$124,558
Central Virginia Bankshares, Inc.	1,428	5,712
Centrue Financial Corp.	4,239	23,314
Century Bancorp, Inc. Class A	2,296	49,571
CFS Bancorp, Inc.	2,552	9,978
Charles Schwab Corp. (The)	89,901	1,606,531
Charter Financial Corp.	3,253	45,949
#Chemical Financial Corp.	27,267	592,512
*Chicopee Bancorp, Inc.	7,027	91,773
Chubb Corp.	142,804	6,594,689
Cincinnati Financial Corp.	124,145	2,998,102
#*CIT Group, Inc.	82,644	71,900
Citigroup, Inc.	795,672	2,522,280
Citizens Community Bancorp, Inc.	5,240	30,497
*Citizens First Bancorp, Inc.	5,458	5,076
Citizens Holding Co.	1,314	37,883
*Citizens Republic Bancorp, Inc.	18,064	10,296
Citizens South Banking Corp.	4,847	24,986
#*Citizens, Inc.	41,117	288,641
#City Holding Co.	22,386	721,277
#City National Corp.	64,565	2,546,444
CKX Lands, Inc.	1,446	17,019
Clifton Savings Bancorp, Inc.	30,201	325,869
CME Group, Inc.	24,260	6,764,416
#CNA Financial Corp.	194,875	3,322,619
*CNA Surety Corp.	88,303	1,388,123
#CNB Financial Corp.	4,345	76,906
CoBiz Financial, Inc.	28,454	128,328
Codorus Valley Bancorp, Inc.	2,111	14,080
Cohen & Steers, Inc.	31,780	580,621
#*Colonial BancGroup, Inc. (The)	97,319	59,365
*Colonial Bankshares, Inc.	1,575	12,206
Colony Bankcorp, Inc.	2,957	22,178
#*Columbia Bancorp.	3,818	7,178
Columbia Banking System, Inc.	18,344	222,696
Comerica, Inc.	132,248	3,152,792
Comm Bancorp, Inc.	805	30,856
Commerce Bancshares, Inc.	64,099	2,349,869
Commercial National Financial Corp.	1,917	33,797
Commonwealth Bankshares, Inc.	5,429	33,823
#*Community Bancorp.	7,592	5,163
Community Bank System, Inc.	66,479	1,205,264
*Community Capital Corp.	2,132	7,569
*Community Central Bank Corp.	1,223	1,834
Community Trust Bancorp, Inc.	16,695	453,269
*Community West Bancshares	3,113	7,969
Compass Diversified Holdings	31,415	282,735
*CompuCredit Holdings Corp.	32,244	96,410
*Conseco, Inc.	327,021	1,017,035
Consolidated-Tokoma Land Co.	6,701	249,813
*Consumer Portfolio Services, Inc.	12,886	9,600
*Cooperative Bankshares, Inc.	2,417	29
#*Corus Bankshares, Inc.	47,002	11,750
*Cowen Group, Inc.	13,894	102,260
*Cowlitz Bancorporation	3,103	5,772
*Crawford & Co. Class A	16,179	58,083
*Crawford & Co. Class B	16,309	79,099
*Credit Acceptance Corp.	6,458	171,072
*Crescent Financial Corp.	5,008	20,282
#Cullen Frost Bankers, Inc.	44,572	2,140,793
#CVB Financial Corp.	68,314	515,088

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Danvers Bancorp, Inc.	17,044	$213,902
*Dearborn Bancorp, Inc.	2,861	4,578
Delphi Financial Group, Inc. Class A	47,893	1,141,290
*Delta Financial Corp.	16,920	—
*Diamond Hill Investment Group, Inc.	1,692	95,835
Dime Community Bancshares	40,322	485,477
Discover Financial Services	395,814	4,702,270
#*Dollar Financial Corp.	26,044	408,891
Donegal Group, Inc. Class A	25,995	409,421
Donegal Group, Inc. Class B	5,551	79,490
*Doral Financial Corp.	1,200	2,604
Duff & Phelps Corp.	4,798	86,988
#*E*TRADE Financial Corp.	469,161	703,742
#East West Bancorp, Inc.	82,261	727,187
Eastern Insurance Holdings, Inc.	4,170	39,782
Eastern Virginia Bankshares, Inc.	2,788	24,367
#Eaton Vance Corp.	11,944	341,837
ECB Bancorp, Inc.	1,850	30,044
*eHealth, Inc.	24,961	405,367
EMC Insurance Group, Inc.	13,419	324,606
Employers Holdings, Inc.	53,620	746,390
*Encore Bancshares, Inc.	2,936	23,723
*Encore Capital Group, Inc.	29,885	369,379
Endurance Specialty Holdings, Ltd.	72,303	2,412,751
*Enstar Group, Ltd.	6,582	393,933
Enterprise Bancorp, Inc.	5,560	80,564
Enterprise Financial Services Corp.	13,368	144,241
Erie Indemnity Co.	44,280	1,658,286
ESB Financial Corp.	12,127	179,843
ESSA Bancorp, Inc.	21,343	287,490
Evans Bancorp, Inc.	1,929	26,292
Evercore Partners, Inc. Class A	10,390	204,371
Everest Re Group, Ltd.	24,689	1,980,552
#*EZCORP, Inc. Class A	32,700	413,655
#F.N.B. Corp.	110,665	858,760
Farmers Capital Bank Corp.	4,800	98,976
FBL Financial Group, Inc. Class A	26,788	262,790
*FCStone Group, Inc.	11,300	63,167
Federal Agriculture Mortgage Corp. Class A	300	1,200
Federal Agriculture Mortgage Corp. Class C	13,567	83,844
#Federated Investors, Inc.	21,600	560,088
Fidelity Bancorp, Inc.	1,357	9,200
Fidelity National Financial, Inc.	238,033	3,415,774
*Fidelity Southern Corp.	4,473	11,183
Fifth Third Bancorp.	513,174	4,875,153
#Financial Federal Corp.	34,612	701,931
Financial Institutions, Inc.	10,124	149,430
*First Acceptance Corp.	35,328	92,559
First Advantage Bancorp.	2,487	23,875
First American Corp.	104,524	3,088,684
#First Bancorp.	19,629	357,444
First Bancorp of Indiana, Inc.	700	5,005
First Bancorp, Inc.	6,041	118,222
*First Bancshares, Inc.	569	5,181
#First Busey Corp.	40,013	250,081
First Business Financial Services, Inc.	1,986	19,175
*First California Financial Group, Inc.	1,230	6,974
*First Cash Financial Services, Inc.	38,835	730,098
First Citizens BancShares, Inc.	8,716	1,237,933
First Commonwealth Financial Corp.	91,307	609,018
First Community Bancshares, Inc.	12,057	163,975

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Defiance Financial Corp.	7,906	$120,408
First Federal Bancshares of Arkansas, Inc.	7,401	27,569
*First Federal Bankshares, Inc.	1,342	2,429
*First Federal of Northern Michigan Bancorp, Inc.	1,458	2,880
First Financial Bancorp.	41,109	355,182
#First Financial Bankshares, Inc.	18,058	951,115
First Financial Corp.	13,838	449,597
First Financial Holdings, Inc.	16,046	229,779
First Financial Northwest, Inc.	19,426	150,746
First Financial Service Corp.	1,556	26,436
*First Franklin Corp.	461	2,711
*First Horizon National Corp.	269,232	3,451,554
*First Keystone Financial, Inc.	1,015	9,135
First M&F Corp.	5,834	25,553
*First Marblehead Corp.	53,650	98,180
#*First Mariner Bancorp, Inc.	2,110	2,848
First Merchants Corp.	22,490	177,896
First Mercury Financial Corp.	20,400	294,780
First Midwest Bancorp, Inc.	50,813	424,797
*First National Bancshares, Inc.	1	1
First Niagara Financial Group, Inc.	153,774	2,022,128
First PacTrust Bancorp, Inc.	2,119	16,952
First Place Financial Corp.	23,310	64,569
#*First Regional Bancorp.	10,804	10,372
First Security Group, Inc.	8,988	34,604
First South Bancorp, Inc.	9,693	125,040
*First State Bancorporation	15,466	15,775
*First State Financial Corp.	2,281	844
First United Corp.	4,427	50,910
First West Virginia Bancorp, Inc.	697	7,489
Firstbank Corp.	3,134	22,013
*FirstCity Financial Corp.	5,438	30,072
#*FirstFed Financial Corp.	1,781	677
FirstMerit Corp.	76,320	1,425,658
*Flagstar Bancorp, Inc.	28,300	25,470
Flagstone Reinsurance Holdings, Ltd.	17,100	172,710
Flushing Financial Corp.	25,998	275,839
FNB United Corp.	6,680	12,492
*Forest City Enterprises, Inc. Class A	40,700	290,598
*Forest City Enterprises, Inc. Class B	6,800	48,416
*Forestar Group, Inc.	10,500	136,710
*Fox Chase Bancorp, Inc.	7,292	71,972
*FPIC Insurance Group, Inc.	12,604	432,947
#*Franklin Credit Holding Corp.	1,436	1,192
#Franklin Resources, Inc.	20,100	1,782,468
#*Frontier Financial Corp.	36,436	32,792
Fulton Financial Corp.	224,490	1,517,552
*FX Real Estate & Entertainment, Inc.	6,032	377
*GAINSCO, Inc.	800	10,320
Gallagher (Arthur J.) & Co.	57,652	1,320,231
#GAMCO Investors, Inc.	6,344	289,604
Genworth Financial, Inc.	314,200	2,167,980
#German American Bancorp, Inc.	13,877	249,647
GFI Group, Inc.	83,368	537,724
#Glacier Bancorp, Inc.	66,010	1,027,776
Goldman Sachs Group, Inc.	188,636	30,804,259
Gouverneur Bancorp, Inc.	600	4,290
#Great Southern Bancorp, Inc.	13,269	278,649
#*Greene Bancshares, Inc.	12,502	74,387
#Greenhill & Co., Inc.	9,700	730,604
*Greenlight Capital Re, Ltd. Class A	26,885	492,802

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Grubb & Ellis Co.	5,700	$3,420
GS Financial Corp.	500	7,612
*Guaranty Bancorp.	43,940	78,653
*Guaranty Federal Bancshares, Inc.	1,840	12,356
#*Guaranty Financial Group, Inc.	10,500	1,260
#*Habersham Bancorp.	800	2,080
*Hallmark Financial Services, Inc.	21,628	141,880
Hampden Bancorp, Inc.	3,663	39,011
#Hampton Roads Bankshares, Inc.	9,810	50,522
Hancock Holding Co.	29,000	1,171,310
*Hanmi Financial Corp.	24,372	42,895
Hanover Insurance Group, Inc.	67,028	2,634,871
Harleysville Group, Inc.	27,910	865,768
Harleysville National Corp.	62,812	344,210
Harleysville Savings Financial Corp.	3,551	53,123
*Harrington West Financial Group, Inc.	3,605	3,966
*Harris & Harris Group, Inc.	25,641	166,154
Hartford Financial Services Group, Inc.	187,746	3,095,932
Hawthorn Bancshares, Inc.	1,920	19,594
HCC Insurance Holdings, Inc.	109,285	2,743,054
#Heartland Financial USA, Inc.	18,796	316,525
Hercules Technology Growth Capital, Inc.	12	122
*Heritage Commerce Corp.	17,860	72,690
*Heritage Financial Corp.	8,910	114,493
Heritage Financial Group	6,861	64,288
HF Financial Corp.	2,781	33,094
*HFF, Inc.	7,400	34,262
*Hilltop Holdings, Inc.	59,900	718,800
Hingham Institution for Savings	1,099	37,201
*HMN Financial, Inc.	2,615	10,591
#Home Bancshares, Inc.	21,783	473,998
Home Federal Bancorp, Inc.	19,209	218,791
HopFed Bancorp, Inc.	968	11,055
Horace Mann Educators Corp.	31,272	354,937
Horizon Bancorp.	1,385	22,479
#*Horizon Financial Corp.	7,850	9,812
Hudson City Bancorp, Inc.	187,570	2,637,234
#Huntington Bancshares, Inc.	304,728	1,246,338
IBERIABANK Corp.	17,018	797,123
#*Imperial Capital Bancorp, Inc.	500	140
*Independence Holding Co.	10,914	72,578
Independent Bank Corp. (453836108)	23,066	491,998
#Independent Bank Corp. (453838104)	6,630	11,602
Indiana Community Bancorp.	4,755	49,214
Infinity Property & Casualty Corp.	19,978	829,886
Integra Bank Corp.	15,735	24,547
#*IntercontinentalExchange, Inc.	5,821	547,523
*Intergroup Corp. (The)	677	7,224
*International Assets Holding Corp.	3,490	62,122
#International Bancshares Corp.	60,559	798,168
*Intervest Bancshares Corp.	4,600	14,674
Invesco, Ltd.	270,914	5,350,552
*Investment Technology Group, Inc.	41,452	926,452
*Investors Bancorp, Inc.	105,770	1,046,065
*Investors Capital Holdings, Ltd.	2,039	6,117
Investors Title Co.	1,604	49,916
IPC Holdings, Ltd.	45,831	1,326,349
*Irwin Financial Corp.	15,300	9,792
#Janus Capital Group, Inc.	103,502	1,413,837
#*Jefferies Group, Inc.	214,647	4,906,830
Jefferson Bancshares, Inc.	2,704	17,089

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Jesup & Lamont, Inc.	1,801	$648
JMP Group, Inc.	6,060	53,752
Jones Lang LaSalle, Inc.	17,329	657,809
JPMorgan Chase & Co.	1,524,696	58,929,500
#*KBW, Inc.	33,250	970,568
Kearny Financial Corp.	96,018	1,084,043
Kentucky First Federal Bancorp.	3,171	44,045
KeyCorp	320,476	1,852,351
#K-Fed Bancorp.	14,486	135,734
*Knight Capital Group, Inc.	107,118	1,989,181
*LaBranche & Co., Inc.	2,300	8,717
Lakeland Bancorp, Inc.	27,560	249,142
Lakeland Financial Corp.	15,178	297,185
#LandAmerica Financial Group, Inc.	10,000	750
Landmark Bancorp, Inc.	1,619	25,499
Legacy Bancorp, Inc.	8,475	112,802
#Legg Mason, Inc.	100,100	2,816,814
#*Leucadia National Corp.	109,992	2,694,804
#Life Partners Holdings, Inc.	5,450	117,611
Lincoln National Corp.	157,666	3,340,943
LNB Bancorp, Inc.	4,622	34,942
Loews Corp.	183,672	5,513,833
*Louisiana Bancorp, Inc.	1,600	21,600
LSB Corp.	2,748	29,651
LSB Financial Corp.	646	7,784
#M&T Bank Corp.	73,579	4,291,127
#*Macatawa Bank Corp.	12,635	34,873
*Magyar Bancorp, Inc.	1,886	7,544
MainSource Financial Group, Inc.	23,842	159,980
Malvern Federal Bancorp, Inc.	200	1,934
#*Markel Corp.	3,500	1,104,495
*Market Leader, Inc.	6,614	12,699
*MarketAxess Holdings, Inc.	36,127	377,888
*Marlin Business Services, Inc.	7,600	51,224
Marsh & McLennan Cos., Inc.	132,000	2,695,440
Marshall & Ilsley Corp.	228,797	1,381,934
#*Maui Land & Pineapple Co., Inc.	7,073	51,633
Max Capital Group, Ltd.	3,500	69,895
Mayflower Bancorp, Inc.	600	4,494
MB Financial, Inc.	37,608	517,110
#*MBIA, Inc.	379,056	1,588,245
#MBT Financial Corp.	11,675	24,634
*MCG Capital Corp.	71,135	243,993
Meadowbrook Insurance Group, Inc.	69,195	547,332
Medallion Financial Corp.	20,882	163,924
#*Mercantile Bancorp, Inc.	5,221	22,972
Mercantile Bank Corp.	3,236	12,750
Mercer Insurance Group, Inc.	6,859	125,177
Merchants Bancshares, Inc.	5,531	137,113
#Mercury General Corp.	63,341	2,221,369
*Meridian Interstate Bancorp, Inc.	3,081	28,407
Meta Financial Group, Inc.	1,360	30,219
MetLife, Inc.	327,880	11,131,526
*Metro BanCorp, Inc.	4,424	80,473
MetroCorp Bancshares, Inc.	6,786	26,330
*MF Global, Ltd.	49,697	317,067
*MGIC Investment Corp.	35,200	232,320
MicroFinancial, Inc.	7,999	26,877
Mid Penn Bancorp, Inc.	1,076	16,839
#MidSouth Bancorp, Inc.	6,585	110,628
#*Midwest Banc Holdings, Inc.	24,407	13,668

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MidWestOne Financial Group, Inc.	1,045	$8,360
Monroe Bancorp.	3,054	22,676
Montpelier Re Holdings, Ltd.	56,128	880,087
Moody’s Corp.	16,138	383,116
Morgan Stanley	509,861	14,531,038
MSB Financial Corp.	600	5,475
MutualFirst Financial, Inc.	3,580	27,817
*Nara Bancorp, Inc.	31,580	186,322
*NASDAQ OMX Group, Inc. (The)	68,192	1,440,897
*National Financial Partners Corp.	38,572	289,290
National Interstate Corp.	23,404	421,740
#National Penn Bancshares, Inc.	102,778	511,834
National Security Group, Inc.	977	8,304
*National Western Life Insurance Co. Class A	2,238	297,923
Naugatuck Valley Financial Corp.	390	2,242
*Navigators Group, Inc.	34,151	1,683,986
#NBT Bancorp, Inc.	66,258	1,519,959
*Nelnet, Inc. Class A	42,922	613,355
*New Century Bancorp, Inc.	2,078	12,915
New England Bancshares, Inc.	4,415	27,108
New Hampshire Thrift Bancshares, Inc.	3,026	30,290
New Westfield Financial, Inc.	39,650	385,398
#New York Community Bancorp, Inc.	245,620	2,687,083
NewAlliance Bancshares, Inc.	134,870	1,652,158
*NewBridge Bancorp.	7,578	15,080
*Newport Bancorp, Inc.	2,300	27,416
*NewStar Financial, Inc.	11,316	30,440
*Nexity Financial Corp.	400	72
North Central Bancshares, Inc.	200	2,840
*North Valley Bancorp.	2,886	12,626
Northeast Bancorp.	1,024	9,359
Northeast Community Bancorp, Inc.	10,393	79,403
#Northern Trust Corp.	23,074	1,380,056
Northfield Bancorp, Inc.	39,221	469,475
Northrim Bancorp, Inc.	4,806	70,648
*Northway Financial, Inc.	2,218	18,021
Northwest Bancorp, Inc.	51,409	1,053,370
Norwood Financial Corp.	1,502	48,605
NYMAGIC, Inc.	5,479	94,732
NYSE Euronext, Inc.	189,848	5,116,404
Ocean Shore Holding Co.	6,110	43,717
OceanFirst Financial Corp.	14,056	171,062
*Ocwen Financial Corp.	71,200	1,014,600
Odyssey Re Holdings Corp.	62,425	2,884,035
#Ohio Valley Banc Corp.	1,900	55,974
Old National Bancorp.	71,544	808,447
#Old Republic International Corp.	259,663	2,684,915
#Old Second Bancorp, Inc.	12,839	64,965
OneBeacon Insurance Group, Ltd.	31,445	355,328
optionsXpress Holding, Inc.	55,626	1,005,162
Oriental Financial Group, Inc.	10,700	150,977
*Oritani Financial Corp.	31,922	436,055
Osage Bancshares, Inc.	2,100	18,375
#*PAB Bankshares, Inc.	3,764	15,715
Pacific Capital Bancorp.	52,999	112,358
Pacific Continental Corp.	7,251	77,078
*Pacific Mercantile Bancorp.	6,757	21,960
*Pacific Premier Bancorp, Inc.	2,285	9,940
*Pacific State Bancorp.	1,732	1,697
#PacWest Bancorp.	54,358	874,077
Pamrapo Bancorp, Inc.	3,431	30,021

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Park Bancorp, Inc.	700	$5,222
#Park National Corp.	14,800	943,500
Parkvale Financial Corp.	3,750	32,625
PartnerRe, Ltd.	32,730	2,244,951
Patriot National Bancorp.	1,300	3,900
Peapack-Gladstone Financial Corp.	5,253	99,915
*Penn Treaty American Corp.	16,274	3,580
Penns Woods Bancorp, Inc.	1,793	60,657
#*Penson Worldwide, Inc.	24,305	283,639
Peoples Bancorp of North Carolina	4,359	28,334
Peoples Bancorp, Inc. (709788202)	1,479	18,436
Peoples Bancorp, Inc. (709789101)	11,557	211,609
—*Peoples Community Bancorp.	1,852	1,130
#*People’s United Financial, Inc.	187,773	3,051,311
#*PHH Corp.	50,575	927,040
*Phoenix Companies, Inc. (The)	228,800	503,360
*PICO Holdings, Inc.	21,650	656,644
Pinnacle Bancshares, Inc.	444	4,118
*Pinnacle Financial Partners, Inc.	26,499	413,384
*Piper Jaffray Companies, Inc.	1,000	45,860
Platinum Underwriters Holdings, Ltd.	23,671	798,896
*PMA Capital Corp. Class A	20,257	117,491
*PMI Group, Inc.	2,600	5,980
PNC Financial Services Group, Inc.	174,163	6,384,816
Porter Bancorp, Inc.	10,031	168,320
#*Portfolio Recovery Associates, Inc.	17,791	821,055
*Preferred Bank	7,372	28,308
Premier Financial Bancorp, Inc.	3,608	21,576
Presidential Life Corp.	1,300	11,622
Princeton National Bancorp, Inc.	3,281	54,136
#Principal Financial Group, Inc.	71,548	1,695,688
#PrivateBancorp, Inc.	28,509	707,878
*ProAssurance Corp.	41,749	2,120,014
*Progressive Corp.	103,764	1,616,643
#Prosperity Bancshares, Inc.	58,846	1,971,929
Protective Life Corp.	69,356	1,036,872
Providence Community Bancshares, Inc.	729	2,384
Provident Financial Holdings, Inc.	12,387	94,141
Provident Financial Services, Inc.	69,753	825,876
#Provident New York Bancorp.	52,536	509,599
#Prudential Bancorp, Inc. of Pennsylvania	5,928	70,840
Prudential Financial, Inc.	170,292	7,538,827
PSB Holdings, Inc.	3,341	16,287
Pulaski Financial Corp.	6,926	53,607
QC Holdings, Inc.	17,425	92,701
Radian Group, Inc.	45,472	151,422
*Rainier Pacific Financial Group, Inc.	4,450	4,895
#Raymond James Financial, Inc.	137,523	2,821,972
Regions Financial Corp.	576,405	2,547,710
Reinsurance Group of America, Inc.	74,364	3,086,106
RenaissanceRe Holdings, Ltd.	3,500	175,875
Renasant Corp.	25,455	379,025
Republic Bancorp, Inc. Class A	11,263	271,551
*Republic First Bancorp, Inc.	5,441	38,468
Resource America, Inc.	16,353	98,282
*Rewards Network , Inc.	7,560	101,984
*Riskmetrics Group, Inc.	8,000	145,920
*Riverview Bancorp, Inc.	8,785	29,957
RLI Corp.	19,855	985,007
Rockville Financial, Inc.	14,785	183,925
Roma Financial Corp.	32,505	418,664

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Rome Bancorp, Inc.	7,102	$62,214
*Royal Bancshares of Pennsylvania, Inc. Class A	4,833	9,859
Rurban Financial Corp.	2,715	19,467
#S&T Bancorp, Inc.	48,133	659,903
S.Y. Bancorp, Inc.	14,079	346,062
*Safeguard Scientifics, Inc.	76,065	137,678
Safety Insurance Group, Inc.	20,174	650,813
Salisbury Bancorp, Inc.	1,076	28,514
Sanders Morris Harris Group, Inc.	21,259	123,940
Sandy Spring Bancorp, Inc.	20,547	332,861
Savannah Bancorp, Inc. (The)	2,723	20,314
SCBT Financial Corp.	12,787	328,498
*Seabright Insurance Holdings	27,448	266,795
Seacoast Banking Corp. of Florida	31,575	68,202
—*Security Bank Corp.	8,940	2,146
*Security National Financial Corp. Class A	2,442	6,203
SEI Investments Co.	19,988	377,773
Selective Insurance Group, Inc.	63,888	954,487
Shore Bancshares, Inc.	4,976	97,231
*SI Financial Group, Inc.	1,698	7,811
*Siebert Financial Corp.	8,302	17,019
#Sierra Bancorp.	11,233	155,802
#*Signature Bank	26,249	773,821
Simmons First National Corp. Class A	15,740	471,885
#*SLM Corp.	10,170	90,411
Smithtown Bancorp, Inc.	14,560	168,314
Somerset Hills Bancorp.	2,752	21,741
South Financial Group, Inc.	141,466	227,760
South Street Financial Corp.	897	3,005
*Southcoast Financial Corp.	3,770	19,566
*Southern Community Financial Corp.	14,598	43,502
*Southern Connecticut Bancorp, Inc.	1,300	7,085
*Southern First Bancshares, Inc.	1,788	14,000
Southern Missouri Bancorp, Inc.	499	5,644
Southside Bancshares, Inc.	16,337	369,870
Southwest Bancorp, Inc.	18,807	189,386
*Southwest Georgia Financial Corp.	1,793	12,103
#*St. Joe Co. (The)	80,200	2,258,432
*StanCorp Financial Group, Inc.	57,342	1,973,712
State Auto Financial Corp.	43,574	753,394
State Bancorp, Inc.	17,248	152,127
State Street Corp.	166,570	8,378,471
StellarOne Corp.	26,194	386,100
Sterling Bancorp.	38,274	308,871
Sterling Bancshares, Inc.	84,537	682,214
*Sterling Financial Corp.	37,663	105,080
*Stewart Information Services Corp.	15,979	220,031
*Stifel Financial Corp.	24,242	1,210,403
*Stratus Properties, Inc.	6,176	33,227
Student Loan Corp.	16,616	746,889
Suffolk Bancorp.	10,504	309,868
*Sun American Bancorp.	2,483	720
*Sun Bancorp, Inc.	29,233	130,672
#SunTrust Banks, Inc.	145,716	2,841,462
*Superior Bancorp.	5,475	15,166
Susquehanna Bancshares, Inc.	119,457	628,344
*Sussex Bancorp.	1,931	7,241
#*SVB Financial Group	37,040	1,305,660
SWS Group, Inc.	31,623	435,132
#Synovus Financial Corp.	290,288	1,018,911
#T. Rowe Price Group, Inc.	19,750	922,522

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Taylor Capital Group, Inc.	6,912	$47,140
#TCF Financial Corp.	139,401	1,971,130
*TD Ameritrade Holding Corp.	186,903	3,465,182
*Team Financial, Inc.	892	9
Teche Holding Co.	1,290	44,182
*Tejon Ranch Co.	16,070	424,891
#*Temecula Valley Bancorp, Inc.	3,917	78
—#Teton Advisors, Inc.	95	—
*Texas Capital Bancshares, Inc.	37,588	624,337
TF Financial Corp.	1,847	32,415
TFS Financial Corp.	64,383	714,651
Thomas Properties Group, Inc.	14,674	20,250
*Thomas Weisel Partners Group, Inc.	33,713	143,280
#*TIB Financial Corp.	6,133	12,818
*Tidelands Bancshares, Inc.	551	1,873
*TierOne Corp.	8,144	18,813
Timberland Bancorp, Inc.	5,508	28,531
Tompkins Financial Corp.	10,300	458,144
#Torchmark Corp.	28,510	1,113,601
*Tower Financial Corp.	1,125	5,524
#Tower Group, Inc.	36,823	919,470
TowneBank	25,433	337,242
#*Tradestation Group, Inc.	56,246	421,283
Transatlantic Holdings, Inc.	57,679	2,728,793
Travelers Companies, Inc. (The)	240,418	10,354,803
*Tree.com, Inc.	6,226	62,135
#*Triad Guaranty, Inc.	4,076	3,505
#TriCo Bancshares	14,644	243,530
TrustCo Bank Corp.	69,375	436,369
#Trustmark Corp.	73,506	1,462,769
#U.S. Bancorp.	158,095	3,226,719
#UCBH Holdings, Inc.	92,911	112,422
UMB Financial Corp.	35,300	1,472,716
Umpqua Holdings Corp.	59,620	578,314
Unico American Corp.	100	836
Union Bankshares Corp.	15,553	241,383
Union Bankshares, Inc.	1,735	26,459
*United America Indemnity, Ltd.	9,163	49,572
United Bancshares, Inc.	1,986	22,938
#United Bankshares, Inc.	47,800	968,428
United Community Bancorp.	1,300	8,515
#*United Community Banks, Inc.	30,341	204,195
*United Community Financial Corp.	10,564	14,473
United Financial Bancorp, Inc.	23,125	307,100
United Fire & Casualty Co.	53,432	898,192
*United PanAm Financial Corp.	13,344	44,702
#*United Security Bancshares	6,457	29,702
United Western Bancorp, Inc.	6,086	48,566
Unitrin, Inc.	86,420	1,139,880
*Unity Bancorp, Inc.	2,979	12,065
Universal Insurance Holdings, Inc.	47,676	238,380
Univest Corp. of Pennsylvania	13,939	360,602
Unum Group	291,024	5,462,520
#Validus Holdings, Ltd.	40,570	920,939
#Valley National Bancorp.	101,425	1,290,126
ViewPoint Financial Group	25,711	337,585
#*Vineyard National Bancorp Co.	7,638	458
*Virginia Commerce Bancorp, Inc.	16,758	53,626
*Virtus Investment Partners, Inc.	95	1,506
VIST Financial Corp.	4,057	25,275
W. R. Berkley Corp.	100,867	2,343,140

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Waccamaw Bankshares, Inc.	432	$1,512
#Waddell & Reed Financial, Inc.	18,572	526,888
Wainwright Bank & Trust Co.	5,434	41,108
Washington Banking Co.	6,421	57,917
#Washington Federal, Inc.	116,660	1,625,074
Washington Trust Bancorp, Inc.	16,814	305,342
*Waterstone Financial, Inc.	13,142	68,338
Wayne Savings Bancshares, Inc.	1,615	9,690
#Webster Financial Corp.	50,425	570,307
Wells Fargo & Co.	950,777	23,256,005
Wesbanco, Inc.	29,138	485,730
Wesco Financial Corp.	4,594	1,400,940
West Bancorporation	23,067	136,557
#West Coast Bancorp.	17,369	42,728
#Westamerica Bancorporation	20,400	1,066,104
*Western Alliance Bancorp.	25,834	179,030
#Westwood Holdings Group, Inc.	4,043	157,839
White Mountains Insurance Group, Ltd.	8,928	2,303,424
Whitney Holding Corp.	88,786	777,765
Wilber Corp. (The)	5,599	63,829
#Wilmington Trust Corp.	64,785	744,380
#Wilshire Bancorp, Inc.	31,596	232,547
*Wilshire Enterprises, Inc.	400	656
*Wintrust Financial Corp.	25,400	664,210
#*World Acceptance Corp.	24,217	574,427
WSB Holdings, Inc.	8,451	19,353
WVS Financial Corp.	2,157	33,649
Yadkin Valley Financial Corp.	13,080	89,990
Zenith National Insurance Corp.	45,150	1,077,730
#Zions Bancorporation	101,322	1,375,953
*ZipRealty, Inc.	16,536	51,427

Total Financials		617,729,733

Health Care — (8.8%)
*A.D.A.M., Inc.	2,904	8,422
#*Abaxis, Inc.	19,554	523,461
Abbott Laboratories	114,642	5,157,744
#*ABIOMED, Inc.	18,864	142,423
*Abraxis Bioscience, Inc.	9,780	300,735
*Acadia Pharmaceuticals, Inc.	28,754	117,029
*Accelr8 Technology Corp.	2,183	5,894
*Accelrys, Inc.	32,596	195,576
*Accentia Biopharmaceuticals, Inc.	4,500	1,035
#*Accuray, Inc.	60,530	424,315
*Achillion Pharmaceuticals, Inc.	7,900	16,590
#*Acorda Therapeutics, Inc.	11,055	279,249
*Adeona Pharmaceuticals, Inc.	1,000	390
*Adolor Corp.	53,011	94,360
*Advanced Life Sciences Holdings, Inc.	9,781	4,695
*ADVENTRX Pharmaceuticals, Inc.	19,542	2,540
Aetna, Inc.	184,690	4,981,089
*Affymax, Inc.	10,538	201,381
#*Affymetrix, Inc.	77,120	681,741
*Air Methods Corp.	14,581	428,827
*Akorn, Inc.	23,203	31,324
*Albany Molecular Research, Inc.	17,224	164,145
*Alexion Pharmaceuticals, Inc.	18,088	796,776
*Alexza Pharmaceuticals, Inc.	40,619	107,234
#*Align Technology, Inc.	52,910	577,248
*Alkermes, Inc.	58,317	601,831
#Allergan, Inc.	31,737	1,695,708

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Alliance HealthCare Services, Inc.	44,400	$218,892
*Allied Healthcare International, Inc.	33,944	84,521
*Allied Healthcare Products, Inc.	4,008	16,032
*Allion Healthcare, Inc.	26,640	197,136
*Allos Therapeutics, Inc.	38,881	313,770
#*Allscripts-Misys Healthcare Solutions, Inc.	48,410	834,104
*Almost Family, Inc.	4,332	137,411
#*Alnylam Pharmaceuticals, Inc.	19,403	451,508
*Alphatec Holdings, Inc.	21,403	80,047
*AMAG Pharmaceuticals, Inc.	15,293	694,455
*AMDL, Inc.	1,900	1,824
#*Amedisys, Inc.	28,283	1,264,533
*America Services Group, Inc.	10,914	187,503
*American Dental Partners, Inc.	13,620	178,286
#*American Medical Systems Holdings, Inc.	76,160	1,164,486
*American Shared Hospital Services	2,089	4,397
*AMERIGROUP Corp.	55,038	1,358,338
#AmerisourceBergen Corp.	193,142	3,808,760
*Amgen, Inc.	106,800	6,654,708
*AMICAS, Inc.	32,099	94,371
#*Amicus Therapeutics, Inc.	607	6,914
*AMN Healthcare Services, Inc.	38,569	280,782
*Amsurg Corp.	37,556	774,405
#*Amylin Pharmaceuticals, Inc.	12,487	183,684
*Anadys Pharmaceuticals, Inc.	11,796	30,670
Analogic Corp.	14,371	544,805
#*Anesiva, Inc.	17,910	3,403
*AngioDynamics, Inc.	29,364	366,463
*Anika Therapeutics, Inc.	10,864	63,011
#*Antigenics, Inc.	36,724	80,426
*AP Pharma, Inc.	250	233
*Arca Biopharma, Inc.	2,015	7,657
*Arcadia Resources, Inc.	31,961	21,094
*Ardea Biosciences, Inc.	2,451	47,745
#*Arena Pharmaceuticals, Inc.	88,401	450,845
*Ariad Pharmaceuticals, Inc.	16,500	31,845
*Arqule, Inc.	29,200	178,704
*Array BioPharma, Inc.	37,816	143,701
*Arrhythmia Research Technology, Inc.	1,790	6,337
*ArthroCare Corp.	18,956	255,906
*Aspect Medical Systems, Inc.	17,448	109,224
*Assisted Living Concepts, Inc.	8,948	128,851
*AtriCure, Inc.	8,901	31,065
Atrion Corp.	1,191	155,056
*ATS Medical, Inc.	88,076	306,505
#*Auxilium Pharmaceuticals, Inc.	11,761	363,768
*AVANIR Pharmaceuticals, Inc. Class A	75	161
*AVI BioPharma, Inc.	3,729	8,577
*Avigen, Inc.	16,279	21,814
#Bard (C.R.), Inc.	7,500	551,775
#Baxter International, Inc.	39,400	2,220,978
#Beckman Coulter, Inc.	35,847	2,258,003
Becton Dickinson & Co.	19,580	1,275,637
*Bioanalytical Systems, Inc.	2,068	1,406
*BioClinica, Inc.	15,357	57,435
#*BioCryst Pharmaceuticals, Inc.	33,426	307,519
*Biodel, Inc.	16,755	82,602
#*Biogen Idec, Inc.	62,200	2,957,610
#*BioLase Technology, Inc.	5,000	10,700
#*BioMarin Pharmaceutical, Inc.	29,300	480,813
*BioMimetic Therapeutics, Inc.	23,051	239,038

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Bio-Rad Laboratories, Inc. Class A	15,900	$1,231,296
*Bio-Rad Laboratories, Inc. Class B	1,482	114,996
#*Bio-Reference Laboratories, Inc.	9,498	304,506
*BioSante Pharmaceuticals, Inc.	7,594	13,897
*BioScrip, Inc.	42,912	253,610
*BioSpecifics Technologies Corp.	300	7,737
*BioSphere Medical, Inc.	10,428	39,314
*Boston Scientific Corp.	600,721	6,451,744
*Bovie Medical Corp.	8,100	72,657
Bristol-Myers Squibb Co.	163,806	3,561,142
*Brookdale Senior Living, Inc.	62,734	671,881
*Bruker BioSciences Corp.	52,473	527,878
#*BSD Medical Corp.	7,639	16,500
#*Cadence Pharmaceuticals, Inc.	24,375	294,938
*Caliper Life Sciences, Inc.	37,547	63,454
*Cambrex Corp.	31,684	145,113
*Candela Corp.	10,600	11,872
*Cantel Medical Corp.	21,575	334,197
*Capital Senior Living Corp.	25,202	123,994
*Caraco Pharmaceutical Laboratories, Ltd.	11,072	34,655
*Cardiac Science Corp.	18,007	71,668
*Cardica, Inc.	3,013	5,514
Cardinal Health, Inc.	133,572	4,447,948
*Cardiovascular Systems, Inc.	300	3,012
*Catalyst Health Solutions, Inc.	38,084	981,806
*Catalyst Pharmaceutical Partners, Inc.	2,490	1,021
*Celera Corp.	90,741	544,446
*Celgene Corp.	34,157	1,945,583
#*Celldex Therapeutics, Inc.	6,296	47,850
*Celsion Corp.	3,725	12,665
*Centene Corp.	51,090	986,548
#*Cephalon, Inc.	20,535	1,204,378
#*Cepheid, Inc.	28,300	299,131
#*Cerner Corp.	30,900	2,010,972
*Cerus Corp.	24,244	40,487
*Charles River Laboratories International, Inc.	45,780	1,513,945
Chemed Corp.	22,681	1,000,232
#Cigna Corp.	131,954	3,747,494
*Clinical Data, Inc.	21,570	319,452
*Columbia Laboratories, Inc.	9,859	11,732
#*CombiMatrix Corp.	7,394	48,948
*CombinatoRx, Inc.	26,570	23,116
#*Community Health Systems, Inc.	129,579	3,669,677
#Computer Programs & Systems, Inc.	5,080	197,866
*Conceptus, Inc.	30,100	505,379
*CONMED Corp.	32,277	567,430
*Continucare Corp.	29,764	86,911
#*Cooper Companies, Inc.	52,803	1,448,914
*Cornerstone Therapeutics, Inc.	2,272	20,448
*Corvel Corp.	13,331	325,543
#*Covance, Inc.	15,700	865,855
*Coventry Health Care, Inc.	60,045	1,381,035
*CPEX Pharmaceuticals, Inc.	1,424	14,810
*Cross Country Healthcare, Inc.	18,472	154,241
*CryoLife, Inc.	20,900	106,172
*Cubist Pharmaceuticals, Inc.	16,550	328,849
*Curis, Inc.	4,000	5,600
*Cutera, Inc.	15,596	130,227
*Cyberonics, Inc.	21,390	355,288
*Cyclacel Pharmaceuticals, Inc.	15,929	15,929
*Cynosure, Inc. Class A	8,174	78,961

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cypress Bioscience, Inc.	48,807	$431,454
*Cytokinetics, Inc.	49,140	145,454
*Cytomedix, Inc.	855	376
#*Cytori Therapeutics, Inc.	19,414	64,066
#*DaVita, Inc.	40,372	2,006,488
Daxor Corp.	5,407	54,070
#*Dendreon Corp.	48,246	1,168,036
#DENTSPLY International, Inc.	8,400	280,140
*DepoMed, Inc.	14,444	55,176
*Dexcom, Inc.	31,156	201,268
*Dialysis Corp. of America	8,386	47,884
*Digirad Corp.	4,900	10,241
*Dionex Corp.	8,522	561,685
#*Discovery Laboratories, Inc.	15,472	7,427
*Durect Corp.	40,784	93,803
*DUSA Pharmaceuticals, Inc.	3,939	4,215
*Dyax Corp.	60,511	229,337
*Dynacq Healthcare, Inc.	3,225	10,417
*Dynavax Technologies Corp.	26,773	48,995
*Eclipsys Corp.	52,604	957,393
*Edwards Lifesciences Corp.	33,575	2,196,141
Eli Lilly & Co.	92,365	3,222,615
*Elite Pharmaceuticals, Inc.	4,415	291
*Emergent Biosolutions, Inc.	25,045	359,646
#*Emeritus Corp.	32,405	377,518
*Emisphere Technologies, Inc.	15,800	16,116
*Encision, Inc.	900	1,215
*Endo Pharmaceuticals Holdings, Inc.	93,638	1,967,334
—*Endo Pharmaceuticals Solutions	64,970	64,320
*Endologix, Inc.	36,686	177,193
Ensign Group, Inc.	7,629	122,217
*ENTREMED, Inc.	4,300	2,193
*Enzo Biochem, Inc.	8,300	42,330
#*Enzon Pharmaceuticals, Inc.	37,616	305,818
*EPIX Pharmaceuticals, Inc.	13,133	223
*eResearch Technology, Inc.	51,135	278,686
*ev3, Inc.	87,882	1,078,312
*Exact Sciences Corp.	15,692	44,408
*Exactech, Inc.	14,864	211,812
*Exelixis, Inc.	86,535	462,962
#*Express Scripts, Inc.	23,000	1,610,920
*Facet Biotech Corp.	4,017	35,430
*Five Star Quality Care, Inc.	25,325	70,910
*Forest Laboratories, Inc.	140,218	3,621,831
*Fresenius Kabi Pharmaceuticals Holding, Inc.	78,618	18,868
*Genomic Health, Inc.	12,203	205,743
*Genoptix, Inc.	2,000	62,620
*Gen-Probe, Inc.	10,800	400,896
*Gentiva Health Services, Inc.	57,592	1,225,558
*GenVec, Inc.	16,600	13,297
*Genzyme Corp.	33,336	1,729,805
#*Geron Corp.	86,311	692,214
#*Gilead Sciences, Inc.	60,524	2,961,439
#*Greatbatch, Inc.	28,406	626,068
#*GTx, Inc.	17,440	183,469
#*Haemonetics Corp.	20,800	1,227,408
#*Halozyme Therapeutics, Inc.	41,343	291,882
#*Hana Biosciences, Inc.	7,200	5,616
*Hanger Orthopedic Group, Inc.	38,657	530,374
*Hansen Medical, Inc.	5,168	21,292
*Harvard Bioscience, Inc.	32,095	133,515

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Health Fitness Corp.	5,000	$34,350
*Health Grades, Inc.	13,285	63,502
*Health Management Associates, Inc.	151,700	914,751
*Health Net, Inc.	133,177	1,801,885
#*HEALTHSOUTH Corp.	69,018	993,859
*HealthSpring, Inc.	46,345	585,337
*HealthStream, Inc.	15,989	58,999
*HealthTronics, Inc.	20,221	43,475
*Healthways, Inc.	26,309	387,795
#*Henry Schein, Inc.	55,272	2,839,875
Hill-Rom Holdings, Inc.	76,100	1,304,354
*Hi-Tech Pharmacal Co., Inc.	10,936	171,148
#*HLTH Corp.	38,976	572,168
*HMS Holdings Corp.	25,148	965,683
*Hollis-Eden Pharmaceuticals, Inc.	9,100	4,550
*Hologic, Inc.	205,123	3,013,257
*Home Diagnostics, Inc.	12,123	82,315
*Hooper Holmes, Inc.	36,502	15,696
*Hospira, Inc.	48,100	1,848,483
#*Human Genome Sciences, Inc.	62,326	891,262
*Humana, Inc.	96,552	3,171,733
#*Hythiam, Inc.	3,408	954
*iBioPharma, Inc.	1,529	841
*ICU Medical, Inc.	17,234	670,920
*Idenix Pharmaceuticals, Inc.	28,126	106,879
*Idera Pharmaceuticals, Inc.	10,905	70,337
#*IDEXX Laboratories, Inc.	10,374	516,833
*I-Flow Corp.	21,628	164,589
#*Illumina, Inc.	16,130	582,938
*Immtech International, Inc.	5,200	902
*Immucor, Inc.	20,800	346,528
*ImmunoGen, Inc.	28,579	248,352
*Immunomedics, Inc.	25,300	104,742
IMS Health, Inc.	33,256	399,072
*Incyte Corp.	55,800	290,160
*Infinity Pharmaceuticals, Inc.	17,392	140,527
#*Inovio Biomedical Corp.	10,600	22,154
*Inspire Pharmaceuticals, Inc.	28,180	136,955
*Insulet Corp.	21,500	144,050
#*Integra LifeSciences Holdings Corp.	23,040	729,446
*IntegraMed America, Inc.	8,605	65,312
*Interleukin Genetics, Inc.	6,530	4,440
#*InterMune, Inc.	33,098	505,737
#*Intuitive Surgical, Inc.	2,700	613,764
#Invacare Corp.	40,711	830,504
*InVentiv Health, Inc.	30,203	463,314
#*Inverness Medical Innovations, Inc.	92,348	3,107,510
*IPC The Hospitalist Co.	11,072	308,355
*Iridex Corp.	2,386	5,225
*IRIS International, Inc.	21,582	220,136
#*Isis Pharmaceuticals, Inc.	28,600	522,808
*Isolagen, Inc.	14,813	15
*ISTA Pharmaceuticals, Inc.	24,337	121,198
*IVAX Diagnostics, Inc.	925	638
*Javelin Pharmaceuticals, Inc.	13,200	25,080
#*Jazz Pharmaceuticals, Inc.	7,430	43,688
#Johnson & Johnson	206,870	12,596,314
*Kendle International, Inc.	13,500	157,680
*Kensey Nash Corp.	15,195	433,969
*Keryx Biopharmaceuticals, Inc.	16,500	18,645
Kewaunee Scientific Corp.	1,606	19,111

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Kindred Healthcare, Inc.	25,500	$358,020
#*Kinetic Concepts, Inc.	57,663	1,823,304
*King Pharmaceuticals, Inc.	298,563	2,707,966
#*K-V Pharmaceutical Co. Class A	31,105	71,542
#*K-V Pharmaceutical Co. Class B	5,882	18,528
*La Jolla Pharmaceutical Co.	13,766	2,488
*Laboratory Corp. of America Holdings	19,800	1,330,362
Landauer, Inc.	4,450	297,794
*Lannet Co., Inc.	24,571	217,453
*LCA-Vision, Inc.	18,100	103,894
*LeMaitre Vascular, Inc.	2,600	8,970
*Lexicon Pharmaceuticals, Inc.	80,851	107,532
*LHC Group, Inc.	16,241	476,673
#*Life Technologies Corp.	112,448	5,119,757
*LifePoint Hospitals, Inc.	68,805	1,903,146
*Ligand Pharmaceuticals, Inc. Class B	89,916	254,462
#*Lincare Holdings, Inc.	67,935	1,778,538
#*Luminex Corp.	40,198	710,299
*Luna Innovations, Inc.	6,251	2,438
*Magellan Health Services, Inc.	43,782	1,416,786
#*MAKO Surgical Corp.	2,200	19,272
#*Mannkind Corp.	92,070	737,481
*Martek Biosciences Corp.	39,034	907,931
*Matrixx Initiatives, Inc.	10,661	60,128
*Maxygen, Inc.	48,995	391,470
McKesson Corp.	28,800	1,473,120
#*MDRNA, Inc.	3,600	5,184
*Medarex, Inc.	126,949	2,014,681
*MedAssets, Inc.	41,066	767,113
*MedCath Corp.	19,714	237,751
#*Medco Health Solutions, Inc.	47,292	2,499,855
*Medical Action Industries, Inc.	19,884	248,351
*Medical Staffing Network Holdings, Inc.	15,229	2,589
*Medicines Co. (The)	43,850	355,624
Medicis Pharmaceutical Corp. Class A	69,655	1,192,494
*Medivation, Inc.	15,750	389,813
*Mednax, Inc.	43,727	2,026,746
*MEDTOX Scientific, Inc.	7,699	69,291
Medtronic, Inc.	82,458	2,920,662
#Merck & Co., Inc.	121,504	3,646,335
*Merge Healthcare, Inc.	25,990	97,980
#Meridian Bioscience, Inc.	18,250	401,865
*Merit Medical Systems, Inc.	31,283	572,166
*Metabasis Therapeutics, Inc.	17,603	8,449
*Metabolix, Inc.	17,699	163,893
*Metropolitan Health Networks, Inc.	30,604	72,838
#*Mettler Toledo International, Inc.	11,500	966,690
#*Micromet, Inc.	25,225	162,197
*Micrus Endovascular Corp.	7,828	70,530
*MiddleBrook Pharmaceuticals, Inc.	15,143	21,957
*Millipore Corp.	9,650	671,640
*Misonix, Inc.	5,191	8,461
#*MMR Information Systems, Inc.	6,241	724
#*Molecular Insight Pharmaceuticals, Inc.	21,692	134,274
#*Molina Healthcare, Inc.	33,684	759,574
#*Momenta Pharmaceuticals, Inc.	31,500	341,775
*Monogram Biosciences, Inc.	600	2,718
*MTS Medication Technologies, Inc.	2,178	12,110
*MWI Veterinary Supply, Inc.	13,534	519,435
#*Mylan, Inc.	175,100	2,309,569
*Myriad Genetics, Inc.	39,600	1,085,832

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Myriad Pharmaceuticals, Inc.	9,900	$48,213
*Nabi Biopharmaceuticals	65,032	167,132
*Nanosphere, Inc.	280	1,977
*National Dentex Corp.	3,312	22,356
National Healthcare Corp.	14,093	524,964
National Research Corp.	4,136	106,543
*Natus Medical, Inc.	25,976	353,274
*Nektar Therapeutics	74,805	529,619
#*Neogen Corp.	14,810	431,563
*Neose Technologies, Inc.	8,150	587
*Neurocrine Biosciences, Inc.	42,212	134,656
*Neurogen Corp.	21,993	4,179
*NeurogesX, Inc.	2,100	16,548
*Neurometric, Inc.	1,600	3,008
*Nighthawk Radiology Holdings, Inc.	24,200	116,886
*NMT Medical, Inc.	8,604	16,003
#*Northfield Laboratories, Inc.	4,700	212
*Northstar Neuroscience, Inc.	6,713	537
#*NovaMed, Inc.	24,127	116,051
#*Novavax, Inc.	48,240	209,362
*Noven Pharmaceuticals, Inc.	31,475	518,708
*NPS Pharmaceuticals, Inc.	42,900	166,881
#*NuVasive, Inc.	15,033	622,216
*NxStage Medical, Inc.	50,408	279,260
*Obagi Medical Products, Inc.	23,112	175,420
*Odyssey Healthcare, Inc.	40,739	474,609
Omnicare, Inc.	114,867	2,741,875
*Omnicell, Inc.	40,265	502,507
*OncoGenex Pharmaceutical, Inc.	400	11,672
#*Oncothyreon, Inc.	8,655	39,726
#*Onyx Pharmaceuticals, Inc.	15,718	564,591
*Optimer Pharmaceuticals, Inc.	14,798	208,504
*OraSure Technologies, Inc.	59,567	169,170
*Orchid Cellmark, Inc.	19,239	33,668
*Ore Pharmaceuticals, Inc.	2,488	1,480
*Orexigen Therapeutics, Inc.	15,959	130,545
*Orthologic Corp.	2,952	1,801
*Orthovita, Inc.	34,936	227,433
#*OSI Pharmaceuticals, Inc.	17,000	574,430
#*Osiris Therapeutics, Inc.	24,008	292,177
*Osteotech, Inc.	14,007	69,475
*OTIX Global, Inc.	20,307	14,621
Owens & Minor, Inc.	31,544	1,397,399
*OXiGENE, Inc.	14,996	22,494
*Pain Therapeutics, Inc.	42,021	184,892
*Palatin Technologies, Inc.	8,615	2,326
*Palomar Medical Technologies, Inc.	23,863	356,513
*Par Pharmaceutical Cos., Inc.	41,779	677,238
*Parexel International Corp.	52,500	812,175
#*Patterson Companies, Inc.	21,233	538,469
*PDI, Inc.	10,402	53,986
#PDL BioPharma, Inc.	58,879	484,574
#*Penwest Pharmaceuticals Co.	1,840	5,042
PerkinElmer, Inc.	145,633	2,567,510
#Perrigo Co.	60,007	1,628,590
#Pfizer, Inc.	1,954,872	31,141,111
*PharMerica Corp.	38,393	804,717
*Phase Forward, Inc.	40,566	576,037
*PHC, Inc.	13,963	23,039
#*Poniard Pharmaceuticals, Inc.	7,250	52,273
#*Pozen, Inc.	14,400	109,872

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Progenics Pharmaceuticals, Inc.	30,415	$172,757
*Prospect Medical Holdings, Inc.	2,320	9,396
*Providence Service Corp.	12,774	134,766
*ProxyMed, Inc.	4,767	14
*PSS World Medical, Inc.	53,716	1,085,600
Psychemedics Corp.	1,810	11,946
*Psychiatric Solutions, Inc.	66,240	1,789,805
*QuADRaMed Corp.	4,098	25,817
Quality Systems, Inc.	9,650	529,689
#Quest Diagnostics, Inc.	79,844	4,361,079
*Questcor Pharmaceuticals, Inc.	16,400	96,104
#*Quidel Corp.	25,090	374,594
*Quigley Corp.	19,981	43,659
*RadNet, Inc.	23,080	67,855
*Regeneration Technologies, Inc.	57,920	256,586
*Regeneron Pharmaceuticals, Inc.	22,822	489,304
*RegeneRx Biopharmaceuticals, Inc.	5,972	3,404
*RehabCare Group, Inc.	23,773	571,978
*Repligen Corp.	39,712	213,253
*Repros Therapeutics, Inc.	8,625	21,821
*Res-Care, Inc.	36,304	567,068
*ResMed, Inc.	17,963	736,483
*Retractable Technologies, Inc.	7,725	6,798
#*Rigel Pharmaceuticals, Inc.	19,900	165,767
*Rochester Medical Corp.	13,631	175,976
#*Rockwell Medical Technologies, Inc.	12,273	110,212
*Salix Pharmaceuticals, Ltd.	55,340	674,041
*Sangamo BioSciences, Inc.	28,218	160,843
*Santarus, Inc.	9,650	30,301
*Savient Pharmaceuticals, Inc.	29,804	464,644
Schering-Plough Corp.	102,500	2,717,275
#*SciClone Pharmaceuticals, Inc.	33,260	116,410
*SCOLR Pharma, Inc.	4,500	1,530
#*Seattle Genetics, Inc.	40,740	490,917
*SenoRx, Inc.	13,192	51,317
*Sepracor, Inc.	42,517	737,670
#*Sequenom, Inc.	20,540	118,310
*SeraCare Life Sciences, Inc.	519	753
*Sirona Dental Systems, Inc.	58,352	1,516,569
*Skilled Healthcare Group, Inc.	10,200	84,252
*Somanetics Corp.	15,147	212,512
*Somaxon Pharmaceuticals, Inc.	10,200	21,624
*SonoSite, Inc.	21,808	514,015
Span-American Medical System, Inc.	3,812	45,134
*Spectranetics Corp.	31,323	162,566
*Spectrum Pharmaceuticals, Inc.	20,000	134,000
*SRI/Surgical Express, Inc.	3,584	8,960
*St. Jude Medical, Inc.	23,560	888,448
#*STAAR Surgical Co.	29,360	79,272
*StemCells, Inc.	50,865	85,962
*Stereotaxis, Inc.	35,232	159,249
#Steris Corp.	41,272	1,158,918
*Strategic Diagnostics, Inc.	17,725	21,093
#Stryker Corp.	36,413	1,415,737
*Sucampo Pharmaceuticals, Inc.	5,520	36,487
*Sun Healthcare Group, Inc.	55,175	536,853
*SunLink Health Systems, Inc.	1,100	2,497
*Sunrise Senior Living, Inc.	42,257	98,881
*SuperGen, Inc.	30,696	81,651
#*SurModics, Inc.	15,803	353,355
*Symmetry Medical, Inc.	39,265	336,108

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Synovis Life Technologies, Inc.	13,560	$209,502
#*Synta Pharmaceuticals Corp.	11,473	30,174
*Targacept, Inc.	35,566	381,623
#Techne Corp.	11,500	733,930
Teleflex, Inc.	50,783	2,435,553
*Telik, Inc.	6,272	5,513
#*Tenet Healthcare Corp.	77,100	304,545
*Theragenics Corp.	22,613	28,266
#*Theravance, Inc.	37,001	558,715
#*Thermo Fisher Scientific, Inc.	170,400	7,715,712
#*Thoratec Corp.	40,530	1,018,924
*Tomotherapy, Inc.	6,000	18,960
*Torreypines Therapeutics, Inc.	6,168	740
*TranS1, Inc.	18,183	112,735
*Transcend Services, Inc.	2,650	37,471
*Transcept Pharmaceuticals, Inc.	823	4,815
*Trimeris, Inc.	17,500	36,225
#*Triple-S Management Corp.	21,700	370,853
*Trubion Pharmaceuticals, Inc.	2,876	12,597
*U.S. Physical Therapy, Inc.	13,381	218,779
#*United Therapeutics Corp.	6,885	637,689
UnitedHealth Group, Inc.	450,520	12,641,591
*Universal American Corp.	65,320	594,412
#Universal Health Services, Inc.	63,016	3,504,320
*Urologix, Inc.	4,079	5,303
*Uroplasty, Inc.	1,867	1,475
Utah Medical Products, Inc.	3,593	102,401
#*Valeant Pharmaceuticals International	70,700	1,824,060
*Vanda Pharmaceuticals, Inc.	6,700	101,840
#*Varian Medical Systems, Inc.	5,975	210,738
*Varian, Inc.	34,734	1,763,098
*Vascular Solutions, Inc.	16,285	125,232
#*VCA Antech, Inc.	13,000	332,540
#*Vertex Pharmaceuticals, Inc.	15,668	564,205
*Vical, Inc.	47,369	169,107
*ViroPharma, Inc.	72,524	534,502
#*Virtual Radiologic Corp.	6,465	75,511
*Vital Images, Inc.	18,848	251,432
*Vivus, Inc.	54,209	401,689
*Volcano Corp.	40,473	614,785
*Warner Chilcott, Ltd.	10,548	159,275
#*Waters Corp.	11,500	577,875
*Watson Pharmaceuticals, Inc.	95,501	3,316,750
*WellCare Health Plans, Inc.	10,000	222,600
*WellPoint, Inc.	211,328	11,124,306
#West Pharmaceutical Services, Inc.	30,400	1,109,600
#*Wright Medical Group, Inc.	35,491	494,035
Wyeth	108,872	5,067,992
*XenoPort, Inc.	8,390	170,401
Young Innovations, Inc.	7,776	196,888
*Zila, Inc.	892	392
*Zimmer Holdings, Inc.	47,616	2,218,906
*Zoll Medical Corp.	22,508	414,822
*Zymogenetics, Inc.	41,519	232,506

Total Health Care		360,281,015

Industrials — (10.4%)
*3D Systems Corp.	22,771	164,179
3M Co.	52,900	3,730,508
*A. T. Cross Co. Class A	4,383	18,978
A.O. Smith Corp.	27,770	1,084,141

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#AAON, Inc.	18,139	$355,706
*AAR Corp.	46,866	896,547
ABM Industries, Inc.	53,985	1,137,464
*Acacia Research	26,278	206,545
*Access to Money, Inc.	4,491	1,482
*ACCO Brands Corp.	39,100	170,867
*Accuride Corp.	13,740	5,084
#Aceto Corp.	30,290	212,939
*Active Power, Inc.	8,300	6,101
#*Actuant Corp.	46,726	599,962
#Acuity Brands, Inc.	37,627	1,110,373
Administaff, Inc.	22,700	568,862
*Advisory Board Co. (The)	10,240	261,939
#*Aecom Technology Corp.	14,720	476,928
*AeroCentury Corp.	584	5,723
*Aerosonic Corp.	1,200	5,520
*AeroVironment, Inc.	8,809	250,528
#*AGCO Corp.	37,485	1,179,278
*Air Transport Services Group, Inc.	45,600	151,848
Aircastle, Ltd.	57,300	415,998
*AirTran Holdings, Inc.	128,466	930,094
Alamo Group, Inc.	9,732	134,594
*Alaska Air Group, Inc.	46,100	1,063,066
Albany International Corp. Class A	19,216	264,028
#Alexander & Baldwin, Inc.	57,632	1,684,007
#*Allegiant Travel Co.	8,885	384,809
#*Alliant Techsystems, Inc.	11,000	865,920
*Allied Defense Group, Inc.	8,042	27,664
*Altra Holdings, Inc.	28,446	250,040
*Amerco, Inc.	20,795	933,280
*American Commercial Lines, Inc.	4,400	68,728
American Ecology Corp.	16,770	273,854
American Railcar Industries, Inc.	11,730	97,242
*American Reprographics Co.	40,775	352,704
American Science & Engineering, Inc.	7,670	534,983
#*American Superconductor Corp.	19,800	636,966
#American Woodmark Corp.	16,764	392,948
#Ameron International Corp.	10,838	807,648
#Ametek, Inc.	15,700	508,052
Ampco-Pittsburgh Corp.	10,628	241,574
*AMR Corp.	198,720	1,063,152
*AMREP Corp.	7,977	100,430
*APAC Customer Services, Inc.	14,541	72,414
#Apogee Enterprises, Inc.	28,704	418,504
*Applied Energetics, Inc.	32,000	12,608
Applied Industrial Technologies, Inc.	40,002	884,844
Applied Signal Technologies, Inc.	15,927	398,175
*Argan, Inc.	13,276	196,485
*Argon ST, Inc.	26,052	497,854
#Arkansas Best Corp.	30,169	859,213
*Armstrong World Industries, Inc.	900	22,140
*Arotech Corp.	5,156	8,095
#*Astec Industries, Inc.	26,389	714,086
*Astronics Corp.	4,757	52,089
*Astronics Corp. Class B	739	7,959
*ATC Technology Corp.	24,587	514,360
*Atlas Air Worldwide Holding, Inc.	22,200	554,112
*Avalon Holding Corp. Class A	1,202	3,113
#Avery Dennison Corp.	55,195	1,475,362
*Avis Budget Group, Inc.	88,337	755,281
*Axsys Technologies, Inc.	8,957	480,722

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*AZZ, Inc.	12,734	$493,443
B.F. Goodrich Co.	59,500	3,055,920
#Badger Meter, Inc.	14,700	541,695
*Baker (Michael) Corp.	10,147	432,770
#Baldor Electric Co.	51,869	1,336,145
*Baldwin Technology Co., Inc. Class A	11,700	14,859
Barnes Group, Inc.	49,756	700,067
Barrett Business Services, Inc.	13,746	137,185
*Basin Water, Inc.	3,919	200
#*BE Aerospace, Inc.	93,321	1,508,067
*Beacon Roofing Supply, Inc.	52,344	877,809
Belden, Inc.	49,650	870,861
#*Blount International, Inc.	37,992	353,326
*BlueLinx Holdings, Inc.	29,239	116,664
#Boeing Co.	55,884	2,397,982
*Bowne & Co., Inc.	28,319	227,400
Brady Co. Class A	67,166	1,975,352
*Breeze-Eastern Corp.	4,962	29,772
#Briggs & Stratton Corp.	61,660	1,058,702
#Brink’s Co. (The)	61,800	1,677,870
*BTU International, Inc.	7,821	47,943
#Bucyrus International, Inc.	8,616	254,000
*Builders FirstSource, Inc.	35,308	206,905
*Building Materials Holding Corp.	3,272	100
Burlington Northern Santa Fe Corp.	139,866	10,992,069
#*C&D Technologies, Inc.	17,892	35,784
#C.H. Robinson Worldwide, Inc.	16,987	926,301
*CAI International, Inc.	300	1,962
#*Capstone Turbine Corp.	12,576	14,462
Carlisle Companies, Inc.	76,900	2,410,046
Cascade Corp.	14,672	358,730
*Casella Waste Systems, Inc. Class A	27,869	76,918
#Caterpillar, Inc.	62,300	2,744,938
#*CBIZ, Inc.	93,126	609,044
CDI Corp.	20,386	258,902
*CECO Environmental Corp.	13,096	48,717
*Celadon Group, Inc.	21,515	199,014
*Cenveo, Inc.	41,100	198,513
*Ceradyne, Inc.	30,382	548,395
*Champion Industries, Inc.	6,873	12,096
*Chart Industries, Inc.	28,136	541,899
*Chase Corp.	10,501	122,022
Chicago Rivet & Machine Co.	257	3,624
#Cintas Corp.	95,000	2,392,100
CIRCOR International, Inc.	19,248	443,859
#CLAROC, Inc.	34,500	1,142,295
#*Clean Harbors, Inc.	7,300	380,841
#*Coleman Cable, Inc.	3,121	10,299
*Columbus McKinnon Corp.	18,900	273,483
Comfort Systems USA, Inc.	44,866	528,521
*Command Security Corp.	10,654	35,371
*Commercial Vehicle Group, Inc.	12,900	25,929
*Competitive Technologies, Inc.	2,400	5,640
CompX International, Inc.	3,317	21,063
*COMSYS IT Partners, Inc.	22,535	157,745
*Consolidated Graphics, Inc.	11,000	201,300
#*Continental Airlines, Inc.	159,500	1,781,615
Con-way, Inc.	56,459	2,571,707
#Cooper Industries, Ltd.	88,103	2,902,994
*Copart, Inc.	14,248	503,097
*Cornell Companies, Inc.	19,888	340,681

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Corporate Executive Board Co.	18,237	$342,491
*Corrections Corp. of America	124,820	2,154,393
#*CoStar Group, Inc.	19,130	702,645
Courier Corp.	21,176	350,251
#*Covanta Holding Corp.	70,128	1,184,462
*CPI Aerostructures, Inc.	5,950	42,305
*CRA International, Inc.	14,257	383,941
Crane Co.	46,048	977,139
CSX Corp.	155,100	6,222,612
Cubic Corp.	28,374	1,111,126
#Cummins, Inc.	87,164	3,748,924
#Curtiss-Wright Corp.	50,014	1,651,962
#Danaher Corp.	44,400	2,719,056
Deere & Co.	45,500	1,990,170
*Delta Air Lines, Inc.	295,300	2,046,429
Deluxe Corp.	25,449	398,277
*Devcon International Corp.	800	84
Diamond Management & Technology Consultants, Inc.	26,745	143,353
*Document Securities Systems, Inc.	3,428	7,336
#*Dollar Thrifty Automotive Group, Inc.	19,000	314,450
#Donaldson Co., Inc.	18,500	703,185
Dover Corp.	100,375	3,413,754
Ducommun, Inc.	13,356	230,792
Dun & Bradstreet Corp. (The)	10,316	742,649
*DXP Enterprises, Inc.	13,318	135,045
*Dycom Industries, Inc.	40,476	515,259
*Dynamex, Inc.	12,169	189,471
Dynamic Materials Corp.	13,518	221,290
*DynCorp International, Inc. Class A	57,875	1,175,441
*Eagle Bulk Shipping, Inc.	29,156	167,647
Eastern Co.	4,487	80,048
#Eaton Corp.	59,404	3,084,256
*Ecology & Environment, Inc. Class A	2,575	38,625
*EMCOR Group, Inc.	73,800	1,780,056
Emerson Electric Co.	53,200	1,935,416
#Empire Resources, Inc.	6,900	9,453
#Encore Wire Corp.	26,925	584,003
#*Ener1, Inc.	73,911	471,552
#*Energy Conversion Devices, Inc.	30,700	437,168
*Energy Focus, Inc.	4,614	3,322
EnergySolutions, Inc.	65,472	563,714
*EnerNOC, Inc.	4,500	138,060
*EnerSys	51,370	1,016,612
Ennis, Inc.	30,172	444,434
*EnPro Industries, Inc.	20,266	361,140
*Environmental Tectonics Corp.	1,572	2,570
Equifax, Inc.	78,543	2,046,045
#*ESCO Technologies, Inc.	25,858	1,062,505
Espey Manufacturing & Electronics Corp.	4,614	73,593
*Esterline Technologies Corp.	40,445	1,149,851
#*Evergreen Solar, Inc.	90,171	189,359
#Expeditors International of Washington, Inc.	34,200	1,160,406
*Exponent, Inc.	16,442	424,368
*ExpressJet Holdings, Inc.	2,190	3,044
EXX, Inc. Class A	4,042	950
#Fastenal Co.	20,179	717,767
Federal Signal Corp.	52,280	463,201
FedEx Corp.	127,079	8,621,039
*First Advantage Corp.	7,719	125,511
#*First Solar, Inc.	6,800	1,049,852
*Flanders Corp.	33,425	213,586

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Flow International Corp.	10,786	$21,572
Flowserve Corp.	24,222	1,956,411
#Fluor Corp.	18,500	976,800
#*Fortune Industries, Inc.	4,100	2,337
Forward Air Corp.	23,964	554,287
*Franklin Covey Co.	24,855	160,315
Franklin Electric Co., Inc.	25,194	816,286
Freightcar America, Inc.	14,638	292,467
#*Frontier Airlines Holdings, Inc.	1,900	355
Frozen Food Express Industries, Inc.	2,400	8,664
#*FTI Consulting, Inc.	48,500	2,639,855
*Fuel Tech, Inc.	20,227	181,234
*FuelCell Energy, Inc.	34,218	137,214
*Furmanite Corp.	43,272	196,888
G & K Services, Inc. Class A	13,000	295,360
*Gardner Denver Machinery, Inc.	65,591	1,914,601
GATX Corp.	67,845	1,711,051
#*Genco Shipping & Trading, Ltd.	20,900	499,719
*Gencor Industries, Inc.	1,059	7,212
*GenCorp, Inc.	43,001	111,803
*General Cable Corp.	16,710	647,847
General Dynamics Corp.	46,400	2,570,096
General Electric Co.	2,458,016	32,937,414
#*Genesee & Wyoming, Inc.	35,891	979,465
*GEO Group, Inc. (The)	59,320	1,066,574
#*GeoEye, Inc.	19,329	479,359
*Gibraltar Industries, Inc.	29,144	226,449
#Gorman-Rupp Co. (The)	12,706	283,725
*GP Strategies Corp.	13,304	92,330
Graco, Inc.	6,387	158,014
*Graftech International, Ltd.	66,000	906,180
Graham Corp.	10,450	142,956
Granite Construction, Inc.	32,888	1,114,245
Great Lakes Dredge & Dock Corp.	39,740	230,095
*Greenbrier Companies, Inc.	16,630	174,449
*Griffon Corp.	73,703	710,497
*H&E Equipment Services, Inc.	36,545	388,839
Hardinge, Inc.	7,451	29,357
#Harsco Corp.	96,351	2,650,616
*Hawaiian Holdings, Inc.	81,169	518,670
#Healthcare Services Group, Inc.	31,590	589,785
Heartland Express, Inc.	59,596	917,778
#*HEICO Corp.	12,453	459,889
*HEICO Corp. Class A	32,831	928,461
#Heidrick & Struggles International, Inc.	19,847	406,665
*Herley Industries, Inc.	9,004	109,669
Herman Miller, Inc.	18,588	308,747
#*Hertz Global Holdings, Inc.	117,018	1,104,650
#*Hexcel Corp.	57,159	583,593
*Hill International, Inc.	21,464	100,022
*Hi-Shear Technology Corp.	4,411	48,521
HNI Corp.	47,751	1,063,892
*Hoku Scientific, Inc.	20,988	43,025
#Honeywell International, Inc.	78,875	2,736,962
Horizon Lines, Inc. Class A	29,785	149,223
Houston Wire & Cable Co.	17,561	188,781
*Hub Group, Inc. Class A	26,112	561,147
Hubbell, Inc. Class A	3,603	125,384
#Hubbell, Inc. Class B	46,872	1,749,263
*Hudson Highland Group, Inc.	23,833	49,334
*Hurco Companies, Inc.	5,300	103,456

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Huron Consulting Group, Inc.	12,498	$554,286
*Huttig Building Products, Inc.	17,434	15,168
#*ICF International, Inc.	16,308	422,377
*ICT Group, Inc.	15,860	163,675
#IDEX Corp.	98,109	2,676,414
*IHS, Inc.	24,515	1,224,279
*II-VI, Inc.	31,340	751,847
Illinois Tool Works, Inc.	77,000	3,122,350
#Ingersoll-Rand P.L.C.	123,045	3,553,540
*InnerWorkings, Inc.	33,479	173,086
*Innotrac Corp.	4,173	9,097
*Innovative Solutions & Support, Inc.	16,654	59,788
*Insituform Technologies, Inc. Class A	44,004	809,674
Insteel Industries, Inc.	17,425	177,561
*Integrated Electrical Services, Inc.	14,770	135,146
*Intelligent Systems Corp.	629	692
Interface, Inc. Class A	61,246	425,047
*Interline Brands, Inc.	34,689	587,285
International Shipholding Corp.	5,845	169,563
*Intersections, Inc.	14,917	71,602
#*Iron Mountain, Inc.	125,321	3,660,626
#ITT Industries, Inc.	62,916	3,108,050
#J.B. Hunt Transport Services, Inc.	32,900	919,555
*Jacobs Engineering Group, Inc.	36,595	1,499,663
#*JetBlue Airways Corp.	352,859	1,803,109
John Bean Technologies Corp.	13,160	182,398
Joy Global, Inc.	10,798	401,470
*Kadant, Inc.	600	6,666
Kaman Corp. Class A	26,816	514,331
#*Kansas City Southern	74,465	1,512,384
#Kaydon Corp.	30,317	990,456
KBR, Inc.	62,104	1,315,984
*Kelly Services, Inc. Class A	64,846	762,589
*Kelly Services, Inc. Class B	1,275	16,333
Kennametal, Inc.	92,440	1,970,821
*Key Technology, Inc.	5,606	60,937
*Kforce, Inc.	47,134	459,085
Kimball International, Inc. Class B	23,466	159,569
*Kirby Corp.	56,955	2,107,905
#Knight Transportation, Inc.	81,200	1,472,968
Knoll, Inc.	30,471	298,311
*Korn/Ferry International	56,733	789,156
*Kratos Defense & Security Solutions, Inc.	74,440	59,552
*K-Tron International, Inc.	2,130	187,397
*L.B. Foster Co. Class A	11,826	354,780
L.S. Starrett Co. Class A	4,603	39,862
L-3 Communications Holdings, Inc.	42,295	3,193,272
*LaBarge, Inc.	30,927	326,898
*Ladish Co., Inc.	15,979	175,769
#Landstar System, Inc.	7,800	286,104
Lawson Products, Inc.	7,056	118,541
#*Layne Christensen Co.	19,520	463,210
*LECG Corp.	22,925	84,364
#Lennox International, Inc.	26,500	923,525
*LGL Group, Inc.	1,499	4,347
#Lincoln Electric Holdings, Inc.	50,924	2,158,159
#Lindsay Corp.	9,700	344,059
*LMI Aerospace, Inc.	13,347	121,458
#Lockheed Martin Corp.	30,726	2,297,076
LSI Industries, Inc.	42,695	277,091
*Lydall, Inc.	980	3,185

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*M&F Worldwide Corp.	17,400	$346,086
*Magnetek, Inc.	22,575	30,476
*Manitex International, Inc.	2,123	3,078
#Manitowoc Co., Inc. (The)	24,000	148,320
#Manpower, Inc.	42,700	2,047,465
*Marten Transport, Ltd.	27,329	482,084
Masco Corp.	234,500	3,266,585
*Mastec, Inc.	79,693	824,823
McGrath Rentcorp.	30,567	587,498
#*Media Sciences International, Inc.	1,103	430
#*Medis Technologies, Ltd.	4,000	1,553
*Metalico, Inc.	35,800	162,532
Met-Pro Corp.	29,174	310,411
*MFRI, Inc.	5,001	30,006
#*Microvision, Inc.	13,200	45,672
*Middleby Corp.	16,469	805,334
*Miller Industries, Inc.	10,262	90,613
#Mine Safety Appliances Co.	40,399	1,134,808
*Mobile Mini, Inc.	37,560	607,721
*Modtech Holdings, Inc.	2,820	6
#*Monster Worldwide, Inc.	137,986	1,797,958
*Moog, Inc. Class A	47,935	1,292,328
*Moog, Inc. Class B	2,600	71,500
*MPS Group, Inc.	63,078	545,625
MSC Industrial Direct Co., Inc. Class A	15,800	619,992
Mueller Industries, Inc.	44,369	1,054,207
Mueller Water Products, Inc.	104,862	404,767
Multi-Color Corp.	13,044	203,747
NACCO Industries, Inc. Class A	6,976	293,620
*Nashua Corp.	3,546	23,404
National Technical Systems, Inc.	11,231	49,136
*Navigant Consulting, Inc.	56,384	670,970
*Navistar International Corp.	7,500	296,550
#*NCI Building Systems, Inc.	16,195	63,808
*NN, Inc.	15,505	37,832
#Nordson Corp.	29,953	1,344,890
Norfolk Southern Corp.	159,358	6,892,234
*North America Galvanizing & Coatings, Inc.	26,226	131,130
Northrop Grumman Corp.	134,779	6,008,448
#*Northwest Pipe Co.	11,079	385,328
*Ocean Power Technologies, Inc.	700	3,318
*Old Dominion Freight Line, Inc.	38,094	1,357,289
*Omega Flex, Inc.	8,600	140,696
*On Assignment, Inc.	35,416	149,810
*Orbital Sciences Corp.	52,675	713,220
*Orion Marine Group, Inc.	14,388	321,716
*Oshkosh Truck Corp. Class B	65,311	1,792,787
Otter Tail Corp.	24,654	574,685
*Owens Corning, Inc.	177,364	3,259,950
*P.A.M. Transportation Services, Inc.	8,286	57,091
#Paccar, Inc.	41,424	1,435,342
*Pacer International, Inc.	26,838	66,558
Pall Corp.	12,400	372,992
*Paragon Technologies, Inc.	900	2,250
Parker Hannifin Corp.	57,707	2,555,266
*Park-Ohio Holdings Corp.	24,610	153,566
*Patrick Industries, Inc.	3,787	5,453
*Patriot Transportation Holding, Inc.	2,676	214,294
*Pemco Aviation Group Inc.	1,411	1,693
Pentair, Inc.	90,481	2,471,941
*PGT, Inc.	9,978	20,255

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pike Electric Corp.	43,082	$453,653
*Pinnacle Airlines Corp.	26,510	88,543
#Pitney Bowes, Inc.	17,244	356,089
*Plug Power, Inc.	70,255	55,501
*PMFG, Inc.	11,103	124,687
*Point Blank Solutions, Inc.	600	126
*Polypore International, Inc.	9,800	121,030
Portec Rail Products, Inc.	9,607	96,550
*Powell Industries, Inc.	11,700	417,105
*Power-One, Inc.	72,875	104,940
*PowerSecure International, Inc.	14,454	87,447
Precision Castparts Corp.	15,838	1,264,031
Preformed Line Products Co.	5,198	182,346
*Protection One, Inc.	18,776	64,026
Providence & Worcester Railroad Co.	2,007	23,572
*Quality Distribution, Inc.	19,438	58,314
#Quanex Building Products Corp.	28,200	335,298
#*Quanta Services, Inc.	133,922	3,121,722
#*Quixote Corp.	9,180	22,307
R. R. Donnelley & Sons Co.	157,200	2,185,080
#Raven Industries, Inc.	18,007	516,801
#Raytheon Co.	116,144	5,452,961
*RBC Bearings, Inc.	27,184	644,261
*RCM Technologies, Inc.	8,789	19,775
#Regal-Beloit Corp.	39,361	1,824,776
*Republic Airways Holdings, Inc.	24,185	123,827
Republic Services, Inc.	158,758	4,222,963
*Resources Connection, Inc.	44,994	679,409
Robbins & Myers, Inc.	34,624	724,680
#Robert Half International, Inc.	11,000	272,690
#Rockwell Automation, Inc.	56,164	2,325,751
#Rockwell Collins, Inc.	15,500	654,100
#Rollins, Inc.	26,517	486,057
#Roper Industries, Inc.	47,906	2,290,865
*RSC Holdings, Inc.	35,800	282,462
*Rush Enterprises, Inc. Class A	26,858	351,840
*Rush Enterprises, Inc. Class B	8,637	95,439
Ryder System, Inc.	77,455	2,720,994
*Saia, Inc.	700	12,642
*Sauer-Danfoss, Inc.	38,198	200,540
Schawk, Inc.	30,926	223,904
#*School Specialty, Inc.	22,624	506,099
Seaboard Corp.	766	838,770
Servotronics, Inc.	1,473	9,029
*Shaw Group, Inc.	44,331	1,305,105
*SIFCO Industries, Inc.	5,235	53,920
#Simpson Manufacturing Co., Inc.	48,901	1,388,788
SkyWest, Inc.	114,028	1,445,875
*SL Industries, Inc.	11,694	73,088
*SmartPros, Ltd.	1,451	6,239
Southwest Airlines Co.	672,807	5,281,535
*Sparton Corp.	6,067	17,594
*Spherion Corp.	2,900	15,950
*Spherix, Inc.	5,849	8,364
*Spire Corp.	8,319	45,422
#*Spirit AeroSystems Holdings, Inc. Class A	34,722	451,733
SPX Corp.	19,979	1,055,291
*Standard Parking Corp.	15,754	266,085
#Standard Register Co.	27,436	97,123
Standex International Corp.	12,850	161,010
*Stanley, Inc.	25,312	778,091

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Steelcase, Inc. Class A	91,596	$670,483
#*Stericycle, Inc.	10,540	539,648
*Sterling Construction Co., Inc.	15,460	246,278
Sun Hydraulics, Inc.	17,151	301,515
*Sunair Electronics, Inc.	5,100	11,628
*SunPower Corp.	22,836	623,423
#*SunPower Corp. Class A	3,900	125,580
Superior Uniform Group, Inc.	12,533	104,024
*Supreme Industries, Inc.	6,014	12,870
*Sykes Enterprises, Inc.	49,269	980,453
*Sypris Solutions, Inc.	17,520	36,617
TAL International Group, Inc.	29,580	328,042
*Taser International, Inc.	67,024	351,206
*Team, Inc.	7,788	113,393
*Tech/Ops Sevcon, Inc.	1,585	4,517
Technology Research Corp.	3,325	9,543
*Tecumseh Products Co. Class A	9,900	80,982
*Tecumseh Products Co. Class B	3,298	33,673
*Teledyne Technologies, Inc.	23,200	759,336
Tennant Co.	20,988	460,477
#*Terex Corp.	26,600	403,788
*Tetra Tech, Inc.	41,477	1,249,287
Textainer Group Holdings, Ltd.	10,100	121,402
#Textron, Inc.	73,500	987,840
*Thomas & Betts Corp.	75,300	2,005,992
*Thomas Group, Inc.	4,048	2,975
Timken Co.	122,044	2,487,257
Titan International, Inc.	30,675	228,222
*Titan Machinery, Inc.	11,600	144,188
Todd Shipyards Corp.	5,739	95,841
#Toro Co.	14,120	489,399
*Trailer Bridge, Inc.	8,912	37,297
*TransDigm Group, Inc.	45,155	1,728,985
*TRC Companies, Inc.	17,162	76,886
Tredegar Industries, Inc.	33,747	494,056
*Trex Co., Inc.	20,523	335,551
*TriMas Corp.	4,500	19,530
#Trinity Industries, Inc.	88,083	1,229,639
#Triumph Group, Inc.	19,703	786,938
*TrueBlue, Inc.	48,070	610,489
*Tufco Technologies, Inc.	2,398	7,242
*Tutor Perini Corp.	35,906	662,466
Twin Disc, Inc.	22,040	194,393
Tyco International, Ltd.	25,300	764,566
*U.S. Home Systems, Inc.	4,473	11,675
#*UAL Corp.	95,000	391,400
*Ultralife Corp.	19,679	126,339
Union Pacific Corp.	206,650	11,886,508
*United Capital Corp.	7,411	180,087
#United Parcel Service, Inc.	53,130	2,854,675
*United Rentals, Inc.	66,679	498,092
*United Stationers, Inc.	26,471	1,228,784
United Technologies Corp.	35,700	1,944,579
#Universal Forest Products, Inc.	21,350	953,064
*Universal Security Instruments, Inc.	1,124	6,143
Universal Truckload Services, Inc.	18,632	300,534
*UQM Technologies, Inc.	5,020	21,335
*URS Corp.	62,404	3,157,642
#*US Airways Group, Inc.	82,359	241,312
*USA Truck, Inc.	14,166	204,132
*USG Corp.	103,301	1,460,676

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*UTI Worldwide, Inc.	21,128	$266,635
Valmont Industries, Inc.	9,900	711,018
*Valpey Fisher Corp.	1,658	2,238
*Versar, Inc.	15,761	62,256
Viad Corp.	25,279	447,944
*Vicor Corp.	34,752	274,193
Virco Manufacturing Corp.	8,180	25,767
*Volt Information Sciences, Inc.	23,850	189,846
VSE Corp.	5,267	155,956
#W.W. Grainger, Inc.	2,800	251,748
*Wabash National Corp.	40,637	33,729
Wabtec Corp.	35,330	1,188,855
*Waste Connections, Inc.	62,668	1,767,864
#Waste Management, Inc.	74,088	2,082,614
*Waste Services, Inc.	12,100	57,838
#Watsco, Inc. Class A	22,321	1,170,960
Watsco, Inc. Class B	2,096	110,040
Watson Wyatt Worldwide, Inc.	37,600	1,403,984
Watts Water Technologies, Inc.	39,180	1,032,001
*WCA Waste Corp.	14,393	63,041
#Werner Enterprises, Inc.	91,367	1,650,088
*WESCO International, Inc.	47,319	1,168,306
*Willdan Group, Inc.	4,647	8,132
*Willis Lease Finance Corp.	6,970	100,716
Woodward Governor Co.	44,525	874,471
#*Xenonics Holdings, Inc.	4,100	2,788
*Xerium Technologies, Inc.	19,000	20,520
#*YRC Worldwide, Inc.	36,800	51,520

Total Industrials		426,065,828

Information Technology — (12.1%)
*3Com Corp.	821,919	3,098,635
*3PAR, Inc.	14,300	137,137
*Accenture, Ltd. Class A	16,540	580,058
*Access Integrated Technologies, Inc.	14,864	13,378
*ACI Worldwide, Inc.	32,356	487,605
*Acme Packet, Inc.	42,599	427,694
*Acorn Energy, Inc.	3,533	14,662
*Actel Corp.	30,545	340,271
*ActivIdentity Corp.	45,606	114,927
*Activision Blizzard, Inc.	532,048	6,091,950
*Actuate Corp.	60,260	315,160
*Acxiom Corp.	90,333	871,713
*Adaptec, Inc.	155,522	413,689
#*ADC Telecommunications, Inc.	104,300	759,304
*ADDvantage Technologies Group, Inc.	6,246	12,180
*Adept Technology, Inc.	1,264	2,945
#*Adobe Systems, Inc.	50,839	1,648,200
#Adtran, Inc.	56,267	1,359,411
*Advanced Analogic Technologies, Inc.	43,300	208,706
#*Advanced Energy Industries, Inc.	49,635	597,109
#*Advanced Micro Devices, Inc.	577,636	2,114,148
*Advanced Photonix, Inc.	1,915	1,149
*Advent Software, Inc.	21,277	775,547
*Aehr Test Systems	5,860	5,450
*Aetrium, Inc.	6,465	13,253
*Affiliated Computer Services, Inc. Class A	49,116	2,328,590
*Agilent Technologies, Inc.	62,455	1,450,205
Agilysys, Inc.	3,500	16,485
*Airspan Networks, Inc.	24,200	1,936
#*Airvana, Inc.	53,267	330,788

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Akamai Technologies, Inc.	32,677	$537,210
#*Alliance Data Systems Corp.	10,350	527,850
#Altera Corp.	21,804	407,517
*Amdocs, Ltd.	110,171	2,635,290
American Software, Inc. Class A	45,028	288,629
#*Amkor Technology, Inc.	51,888	324,819
#Amphenol Corp.	17,300	576,955
*Amtech Systems, Inc.	7,196	41,305
*Anadigics, Inc.	67,100	277,794
Analog Devices, Inc.	10,600	290,122
*Analysts International Corp.	1,100	990
*Anaren, Inc.	16,453	295,825
#*Anixter International, Inc.	41,280	1,412,602
#*Ansys, Inc.	25,992	812,510
*Apple, Inc.	66,702	10,898,440
#Applied Materials, Inc.	162,595	2,243,811
*Applied Micro Circuits Corp.	85,598	740,423
*ArcSight, Inc.	8,000	151,760
#*Ariba, Inc.	103,362	1,086,335
*Arris Group, Inc.	131,630	1,603,253
*Arrow Electronics, Inc.	134,963	3,477,997
*Art Technology Group, Inc.	80,700	305,853
*Aruba Networks, Inc.	38,158	338,843
*Aspen Technology, Inc.	40,510	401,049
Astro-Med, Inc.	4,801	26,694
*Asyst Technologies, Inc.	29,500	442
#*Atheros Communications	59,000	1,475,000
*Atmel Corp.	414,319	1,727,710
#*ATMI, Inc.	36,800	669,392
*Authentidate Holding Corp.	2,476	2,501
*Autobytel, Inc.	27,678	13,618
#*Autodesk, Inc.	22,600	492,906
#Automatic Data Processing, Inc.	45,072	1,678,932
*Avid Technology, Inc.	36,233	443,854
*Aviza Technology, Inc.	11,354	159
*Avnet, Inc.	174,190	4,250,236
#*Avocent Corp.	87,127	1,351,340
AVX Corp.	237,991	2,615,521
*Aware, Inc.	15,724	44,027
*Axcelis Technologies, Inc.	63,300	34,815
*AXT, Inc.	23,751	45,364
*Bankrate, Inc.	16,900	485,030
Bel Fuse, Inc. Class A	4,354	68,793
Bel Fuse, Inc. Class B	12,011	220,762
*Bell Microproducts, Inc.	6,025	9,459
*Benchmark Electronics, Inc.	82,196	1,298,697
*BigBand Networks, Inc.	66,036	362,538
Black Box Corp.	35,024	962,109
Blackbaud, Inc.	36,337	679,502
#*Blackboard, Inc.	20,022	680,147
*Blue Coat Systems, Inc.	40,763	761,860
*BMC Software, Inc.	27,322	929,768
*Bottomline Technologies, Inc.	29,393	300,690
*Brightpoint, Inc.	90,695	538,728
*Broadcom Corp.	216,283	6,105,669
BroADRidge Financial Solutions, Inc.	34,218	590,945
#*BroadVision, Inc.	500	7,650
*Brocade Communications Systems, Inc.	268,218	2,108,193
*Brooks Automation, Inc.	42,744	253,472
*BSQUARE Corp.	8,667	22,448
CA, Inc.	231,992	4,904,311

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cabot Microelectronics Corp.	28,025	$950,608
*CACI International, Inc. Class A	36,595	1,690,689
*Cadence Design Systems, Inc.	76,362	450,536
*CalAmp Corp.	13,700	24,934
*California Micro Devices Corp.	20,055	64,176
*Callidus Software, Inc.	29,994	76,485
*Cascade Microtech, Inc.	8,316	33,430
Cass Information Systems, Inc.	9,830	340,511
*Cavium Networks, Inc.	17,040	321,545
*CEVA, Inc.	24,265	212,804
*Channell Commercial Corp.	3,028	242
*Checkpoint Systems, Inc.	39,370	682,282
*Chordiant Software, Inc.	33,240	130,633
*Chyron International Corp.	4,578	5,768
*Ciber, Inc.	5,700	18,867
#*Ciena Corp.	98,672	1,101,180
*Cirrus Logic, Inc.	94,229	506,952
*Cisco Sytems, Inc.	551,286	12,133,805
#*Citrix Systems, Inc.	53,025	1,887,690
*Clearfield, Inc.	900	1,566
*Cogent, Inc.	87,640	999,096
Cognex Corp.	47,465	783,172
#*Cognizant Technology Solutions Corp.	44,750	1,324,152
*Coherent, Inc.	10,140	198,947
Cohu, Inc.	31,343	380,191
*Comarco, Inc.	1,442	3,230
#*CommScope, Inc.	68,319	1,748,966
Communications Systems, Inc.	17,110	204,464
*CommVault Systems, Inc.	17,898	311,604
*Computer Sciences Corp.	129,068	6,217,206
*Compuware Corp.	241,548	1,770,547
*ComScore, Inc.	14,253	216,931
#*Comtech Telecommunications Corp.	19,436	619,425
*Comverge, Inc.	18,880	248,461
#*Concur Technologies, Inc.	18,700	644,963
*Concurrent Computer Corp.	8,814	47,772
*Conexant Systems, Inc.	18,100	27,150
*Constant Contact, Inc.	12,700	287,147
#*Convera Corp.	11,200	2,129
*Convergys Corp.	138,217	1,480,304
Corning, Inc.	144,268	2,452,556
*CPI International, Inc.	18,967	181,135
*Cray, Inc.	31,900	259,028
#*Cree, Inc.	102,735	3,293,684
*CSG Systems International, Inc.	28,100	468,708
*CSP, Inc.	2,797	10,545
CTS Corp.	1,700	14,331
*CyberOptics Corp.	7,425	49,747
#*CyberSource Corp.	78,623	1,363,323
*Cymer, Inc.	36,650	1,253,796
*Cypress Semiconductor Corp.	131,526	1,396,806
#Daktronics, Inc.	31,208	261,523
*Datalink Corp.	10,638	32,446
*Dataram Corp.	6,153	8,983
*DDi Corp.	10,139	48,667
*DealerTrack Holdings, Inc.	47,045	932,902
#*Dell, Inc.	155,150	2,075,907
*Deltek, Inc.	3,600	22,356
*DemandTec, Inc.	4,800	42,768
*DG FastChannel, Inc.	25,343	531,950
*Dice Holdings, Inc.	13,646	64,136

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Diebold, Inc.	54,120	$1,500,206
*Digi International, Inc.	30,300	309,363
*Digimarc Corp.	4,916	68,332
*Digital River, Inc.	37,014	1,308,445
#*Diodes, Inc.	43,955	811,409
*Ditech Networks, Inc.	24,475	33,286
*DivX, Inc.	31,812	185,464
*Dolby Laboratories, Inc.	9,000	374,670
*Dot Hill Systems Corp.	32,106	26,648
*Double-Take Software, Inc.	24,321	211,593
*DSP Group, Inc.	31,722	276,299
*DST Systems, Inc.	46,000	2,039,180
*DTS, Inc.	17,676	485,560
*Dynamics Research Corp.	10,821	133,315
#*EarthLink, Inc.	130,830	1,105,514
#*eBay, Inc.	86,556	1,839,315
*Ebix, Inc.	4,190	173,801
*Echelon Corp.	42,855	363,410
*Echostar Holding Corp.	35,339	520,897
*EDGAR Online, Inc.	3,500	5,180
*Edgewater Technology, Inc.	8,788	23,288
*EFJohnson Technologies, Inc.	13,208	8,983
*Elecsys Corp.	376	1,310
Electro Rent Corp.	33,209	316,150
*Electro Scientific Industries, Inc.	19,074	249,869
#*Electroglas, Inc.	15,057	113
*Electronic Arts, Inc.	95,052	2,040,766
*Electronics for Imaging, Inc.	63,833	727,696
#*Elixir Gaming Technologies, Inc.	42,803	7,705
*eLoyalty Corp.	2,472	22,396
*EMC Corp.	428,850	6,458,481
*EMCORE Corp.	32,898	41,451
*EMS Technologies, Inc.	20,613	453,486
*Emulex Corp.	98,974	903,633
*Endwave Corp.	5,844	13,909
*Entegris, Inc.	216,242	806,583
*Entorian Technologies, Inc.	23,725	6,873
*Entropic Communications, Inc.	15,500	48,825
*Epicor Software Corp.	65,240	396,659
#*EPIQ Systems, Inc.	39,547	634,729
*ePlus, Inc.	1,496	24,490
#*Equinix, Inc.	15,100	1,234,123
*Euronet Worldwide, Inc.	54,165	1,139,632
*Evans & Sutherland Computer Corp.	1,668	284
*Exar Corp.	35,677	250,809
*ExlService Holdings, Inc.	31,014	402,562
*Extreme Networks, Inc.	97,380	221,053
*F5 Networks, Inc.	22,500	835,200
#FactSet Research Systems, Inc.	15,044	852,995
#Fair Isaac Corp.	53,054	1,018,106
*Fairchild Semiconductor Corp. Class A	112,257	991,229
*FalconStor Software, Inc.	43,170	230,959
*Faro Technologies, Inc.	18,917	334,831
*FEI Co.	44,694	1,095,003
Fidelity National Information Services, Inc.	176,335	4,129,766
*Finisar Corp.	76,100	48,628
#*Fiserv, Inc.	86,533	4,102,530
*FLIR Systems, Inc.	23,287	500,438
#*FormFactor, Inc.	58,738	1,353,911
*Forrester Research, Inc.	25,930	585,240
*Frequency Electronics, Inc.	5,150	18,025

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*FSI International, Inc.	9,520	$8,086
*Gartner Group, Inc.	23,300	398,430
*Gerber Scientific, Inc.	23,123	72,375
*GigOptix, Inc.	1,468	5,711
*Global Cash Access, Inc.	41,187	370,683
Global Payments, Inc.	600	25,380
*Globecomm Systems, Inc.	22,656	179,889
*Goldleaf Financial Solutions, Inc.	15,800	9,006
*Google, Inc.	21,180	9,383,799
*GSE Systems, Inc.	3,313	26,007
#*GSI Commerce, Inc.	41,637	759,459
*GSI Technology, Inc.	22,550	89,298
*GTSI Corp.	7,192	45,741
*Guidance Software, Inc.	17,741	70,787
*Hackett Group, Inc.	40,480	123,059
*Harmonic, Inc.	96,901	671,524
Harris Corp.	61,633	1,929,729
*Harris Stratex Networks, Inc. Class A	40,868	283,624
*Hauppauge Digital, Inc.	6,000	6,660
Heartland Payment Systems, Inc.	18,718	199,534
*Henry Bros. Electronics, Inc.	3,591	21,366
—*Here Media, Inc. (427105101)	300	—
—*Here Media, Inc. (427105200)	300	—
#*Hewitt Associates, Inc. Class A	54,500	1,631,185
Hewlett-Packard Co.	252,167	10,918,831
*Hittite Microwave Corp.	16,254	570,840
*Hughes Communications, Inc.	11,496	298,896
*Hutchinson Technology, Inc.	25,143	82,218
*Hypercom Corp.	46,944	99,991
*I.D. Systems, Inc.	7,877	28,909
*i2 Technologies, Inc.	11,423	153,754
*IAC/InterActiveCorp.	165,687	3,050,298
*iGATE Corp.	50,675	367,394
#*iGo, Inc.	16,000	12,960
*Ikanos Communications, Inc.	23,895	42,055
*ImageWare Systems, Inc.	4,200	2,940
*Imation Corp.	38,613	350,606
Imergent, Inc.	7,900	55,221
*Immersion Corp.	29,299	123,642
*Implant Sciences Corp.	1,959	274
*Infinera Corp.	71,443	483,669
*infoGROUP, Inc.	60,295	362,976
#*Informatica Corp.	47,405	871,778
*InfoSpace, Inc.	45,338	331,874
*Ingram Micro, Inc.	220,604	3,710,559
*Innodata Isogen, Inc.	24,008	128,203
*Insight Enterprises, Inc.	91,174	939,092
*Integral Systems, Inc.	34,703	249,168
*Integrated Device Technology, Inc.	204,306	1,383,152
*Integrated Silicon Solution, Inc.	22,289	70,210
Intel Corp.	620,264	11,940,082
#*Intelli-Check, Inc.	1,985	3,414
*Intellon Corp.	19,400	89,240
*Interactive Intelligence, Inc.	16,973	274,284
*InterDigital, Inc.	20,100	595,161
*Intermec, Inc.	71,796	979,297
*Internap Network Services Corp.	51,572	156,779
International Business Machines Corp.	81,434	9,603,512
*International Rectifier Corp.	85,981	1,423,845
*Internet Brands, Inc.	14,698	110,382
*Internet Capital Group, Inc.	34,386	256,863

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Interphase Corp.	4,472	$22,315
#Intersil Corp.	132,595	1,905,390
*Intest Corp.	3,806	643
*Intevac, Inc.	23,000	264,730
*IntriCon Corp.	8,894	23,124
*Intuit, Inc.	34,988	1,039,144
*Inuvo, Inc.	26,064	7,819
*INX, Inc.	1,550	8,912
*iPass, Inc.	54,396	96,825
*IPG Photonics Corp.	48,188	517,057
*Isilon Systems, Inc.	22,523	117,345
*Iteris, Inc.	19,864	24,433
#*Itron, Inc.	34,900	1,820,733
*Ixia	81,787	616,674
*IXYS Corp.	36,812	284,557
#*j2 Global Communications, Inc.	22,378	536,848
#Jabil Circuit, Inc.	271,153	2,483,761
Jack Henry & Associates, Inc.	55,800	1,198,026
*Jaco Electronics, Inc.	3,034	2,154
*JDA Software Group, Inc.	41,428	853,831
*JDS Uniphase Corp.	234,104	1,371,849
#*Juniper Networks, Inc.	94,858	2,478,640
Keithley Instruments, Inc.	12,790	71,240
*Kemet Corp.	4,300	3,139
*Kenexa Corp.	23,902	291,604
*Key Tronic Corp.	7,752	13,566
*Keynote Systems, Inc.	11,812	118,829
#KLA-Tencor Corp.	87,822	2,799,765
*Knot, Inc. (The)	41,151	359,660
*Kopin Corp.	73,870	293,264
*Kulicke & Soffa Industries, Inc.	64,209	376,907
*KVH Industries, Inc.	12,992	105,625
#*L-1 Identity Solutions, Inc.	172,346	1,356,363
#*Lam Research Corp.	67,500	2,029,050
*LaserCard Corp.	12,022	92,569
*Lattice Semiconductor Corp.	90,100	199,121
*Lawson Software, Inc.	176,465	1,048,202
*Leadis Technolgies, Inc.	19,431	15,350
*LeCroy Corp.	9,674	38,406
Lender Processing Services, Inc.	31,117	1,063,579
*Lexmark International, Inc.	77,500	1,122,200
*Limelight Networks, Inc.	72,999	289,076
#Linear Technology Corp.	39,472	1,060,613
*Lionbridge Technologies, Inc.	33,984	74,765
*Liquidity Services, Inc.	27,714	318,157
*Littlefuse, Inc.	23,874	558,652
*LiveWire Mobile, Inc.	3,300	792
*LogicVision, Inc.	56	83
*LoJack Corp.	17,770	72,502
*LookSmart, Ltd.	14,472	16,353
#*LoopNet, Inc.	41,716	333,728
*Loral Space & Communications, Inc.	17,935	375,380
#*LSI Corp.	423,861	2,195,600
*LTX-Credence Corp.	77,003	69,303
*Mace Security International, Inc.	4,449	4,405
*Magma Design Automation, Inc.	17,400	25,578
*Management Network Group, Inc.	8,935	2,949
#*Manhattan Associates, Inc.	37,372	691,382
*ManTech International Corp. Class A	12,400	660,920
Marchex, Inc. Class B	23,100	101,178
*Mastech Holdings, Inc.	2,854	9,418

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#MasterCard, Inc. Class A	7,450	$1,445,524
*Mattson Technology, Inc.	43,500	65,685
Maxim Integrated Products, Inc.	9,569	169,563
Maximus, Inc.	29,400	1,253,028
*Maxwell Technologies, Inc.	21,738	307,810
*McAfee, Inc.	22,700	1,011,966
*Measurement Specialties, Inc.	7,530	60,616
#*MEMC Electronic Materials, Inc.	85,737	1,510,686
*Mentor Graphics Corp.	83,465	579,247
*Mercury Computer Systems, Inc.	23,316	268,134
*Merix Corp.	14,884	26,642
*Merrimac Industries, Inc.	3,498	29,558
Mesa Laboratories, Inc.	2,524	55,528
*Metavante Technologies, Inc.	40,853	1,258,272
Methode Electronics, Inc.	38,072	288,586
Micrel, Inc.	63,700	498,134
#Microchip Technology, Inc.	27,900	751,347
#*Micron Technology, Inc.	517,749	3,308,416
#*Micros Systems, Inc.	71,100	1,947,429
*Microsemi Corp.	78,450	1,070,842
Microsoft Corp.	671,399	15,791,304
*MicroStrategy, Inc.	5,319	324,725
*Microtune, Inc.	56,335	116,050
*Midway Games, Inc.	16,559	745
*Mindspeed Technologies, Inc.	4,506	12,166
*MIPS Technologies, Inc.	48,713	173,418
*MKS Instruments, Inc.	39,061	756,612
Mocon, Inc.	8,521	69,787
*ModusLink Global Solutions, Inc.	46,622	332,415
Molex, Inc.	12,787	227,097
Molex, Inc. Class A	59,243	985,804
*MoneyGram International, Inc.	40,400	90,496
*Monolithic Power Systems, Inc.	17,670	392,097
*Monotype Imaging Holdings, Inc.	500	3,640
*MoSys, Inc.	26,082	42,253
Motorola, Inc.	878,436	6,289,602
*Move, Inc.	59,975	160,133
*MRV Communications, Inc.	77,375	47,276
*MSC.Software Corp.	53,048	387,781
MTS Systems Corp.	24,501	575,528
*Multi-Fineline Electronix, Inc.	26,636	607,034
*Nanometrics, Inc.	16,814	62,380
*Napco Security Technologies, Inc.	11,922	15,499
#National Instruments Corp.	18,300	461,526
National Semiconductor Corp.	25,772	388,126
#*NCI, Inc.	5,841	185,101
*NCR Corp.	148,754	1,924,877
#*NetApp, Inc.	26,500	595,190
*NETGEAR, Inc.	43,669	742,810
#*NetLogic Microsystems, Inc.	16,300	647,762
*NetScout Systems, Inc.	41,693	414,845
*NetSuite, Inc.	4,000	48,640
*Network Engines, Inc.	14,793	13,757
*Network Equipment Technologies, Inc.	34,316	195,601
*NeuStar, Inc.	26,940	610,999
*Newport Corp.	17,390	128,512
*Newtek Business Services, Inc.	17,259	7,076
*NextWave Wireless, Inc.	70,912	31,917
*NIC, Inc.	37,300	283,107
*Novatel Wireless, Inc.	32,098	304,289
*Novell, Inc.	463,986	2,125,056

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Novellus Systems, Inc.	131,268	$2,568,915
*Nu Horizons Electronics Corp.	13,840	54,668
#*Nuance Communications, Inc.	135,629	1,790,303
*NumereX Corp. Class A	7,591	41,788
#*Nvidia Corp.	70,345	909,561
O.I. Corp.	3,195	16,294
*Occam Networks, Inc.	16,839	66,346
*Oclaro, Inc.	87,700	51,743
#*Omniture, Inc.	73,936	1,011,444
*OmniVision Technologies, Inc.	54,395	719,646
#*ON Semiconductor Corp.	237,423	1,733,188
#*On2 Technologies, Inc.	30,000	11,700
*Online Resources Corp.	30,006	198,340
*Onvia, Inc.	8,196	47,127
*Open Text Corp.	3,679	138,625
*Openwave Systems, Inc.	65,916	172,700
*Oplink Communications, Inc.	23,218	295,333
OPNET Technologies, Inc.	22,352	212,344
*Opnext, Inc.	2,475	5,024
*Optical Cable Corp.	2,145	7,400
Oracle Corp.	401,307	8,880,924
*Orbcomm, Inc.	25,208	56,466
*OSI Systems, Inc.	22,669	449,073
*Overland Storage, Inc.	4,100	3,157
#*Palm, Inc.	90,703	1,426,758
*PAR Technology Corp.	12,700	70,104
*Parametric Technology Corp.	103,019	1,329,975
Park Electrochemical Corp.	25,096	586,494
*ParkerVision, Inc.	6,928	21,130
#Paychex, Inc.	26,800	710,200
*PC Connection, Inc.	27,800	159,572
*PC Mall, Inc.	12,475	108,408
*PC-Tel, Inc.	30,780	205,918
*PDF Solutions, Inc.	22,068	50,756
Pegasystems, Inc.	34,888	987,330
*Perceptron, Inc.	3,995	16,379
*Perficient, Inc.	34,055	251,326
*Performance Technologies, Inc.	5,123	15,369
*Pericom Semiconductor Corp.	26,076	247,722
*Perot Systems Corp.	139,008	2,221,348
*Pervasive Software, Inc.	16,503	87,796
*Phoenix Technologies, Ltd.	18,744	62,043
*Photronics, Inc.	45,700	233,527
*Pinnacle Data Systems, Inc.	700	469
*Planar Systems, Inc.	11,955	14,226
Plantronics, Inc.	56,620	1,340,195
*PLATO Learning, Inc.	5,448	23,590
*Plexus Corp.	48,095	1,235,561
*PLX Technology, Inc.	37,610	146,679
*PMC-Sierra, Inc.	189,485	1,733,788
#*Polycom, Inc.	96,868	2,300,615
Power Integrations, Inc.	32,400	948,996
*Presstek, Inc.	36,036	61,261
—*Price Communications Liquidation Trust	11,700	1,598
#*Procera Networks, Inc.	3,031	2,061
*Progress Software Corp.	46,464	1,051,480
*PROS Holdings, Inc.	900	7,074
QAD, Inc.	30,787	115,759
*QLogic Corp.	112,700	1,470,735
#QUALCOMM, Inc.	120,694	5,577,270
Qualstar Corp.	8,170	17,974

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Quest Software, Inc.	123,231	$1,816,425
*QuickLogic Corp.	21,500	27,305
*Radiant Systems, Inc.	36,200	364,172
*RadiSys Corp.	28,903	228,912
*RAE Systems, Inc.	36,268	54,765
*Rainmaker Systems, Inc.	17,083	27,418
#*Rambus, Inc.	34,772	588,690
*Ramtron International Corp.	15,923	18,948
*RealNetworks, Inc.	143,286	415,529
*Red Hat, Inc.	67,818	1,548,285
*Relm Wireless Corp.	8,000	12,720
Renaissance Learning, Inc.	17,085	166,237
*RF Micro Devices, Inc.	231,079	1,201,611
*RF Monolithics, Inc.	4,972	2,585
Richardson Electronics, Ltd.	13,310	49,513
*RightNow Technologies, Inc.	16,674	200,755
*Rimage Corp.	12,713	211,926
#*Riverbed Technology, Inc.	3,870	77,439
*Rofin-Sinar Technologies, Inc.	33,520	727,719
*Rogers Corp.	19,428	484,729
*Rovi Corp.	125,617	3,286,141
*Rubicon Technology, Inc.	17,865	211,164
*Rudolph Technologies, Inc.	31,418	256,685
*S1 Corp.	107,107	759,389
*Saba Software, Inc.	18,765	71,495
*SAIC, Inc.	3,100	56,079
*Salary.com, Inc.	4,000	11,200
#*Salesforce.com, Inc.	11,300	489,742
#*Sandisk Corp.	134,822	2,402,528
*Sanmina-SCI Corp.	285,919	174,411
*Sapient Corp.	131,388	877,672
*SAVVIS, Inc.	49,666	720,654
#*ScanSource, Inc.	28,453	811,764
*Scientific Learning Corp.	11,264	24,556
*SCM Microsystems, Inc.	7,351	16,172
*SeaChange International, Inc.	39,019	357,024
#Seagate Technology	9,382	112,959
*Semitool, Inc.	34,677	205,288
*Semtech Corp.	72,495	1,333,908
Servidyne, Inc.	850	1,581
*ShoreTel, Inc.	38,592	332,663
#*Sigma Designs, Inc.	27,650	447,100
*Silicon Graphics International Corp.	32,630	163,803
*Silicon Image, Inc.	79,621	195,071
#*Silicon Laboratories, Inc.	42,100	1,803,143
*Silicon Storage Technology, Inc.	90,288	169,741
*Simulations Plus, Inc.	4,400	6,776
*Skyworks Solutions, Inc.	173,123	2,091,326
*Smart Modular Technologies (WWH), Inc.	11,100	33,078
*Smith Micro Software, Inc.	36,747	420,018
*Soapstone Networks, Inc.	17,505	8,665
*SoftBrands, Inc.	14,700	13,524
*Sonic Foundry, Inc.	6,195	3,655
#*Sonic Solutions, Inc.	56,104	203,658
*SonicWALL, Inc.	74,046	562,009
*Sonus Networks, Inc.	158,865	301,843
*Sourcefire, Inc.	28,664	505,633
*SourceForge, Inc.	29,414	35,003
*Spark Networks, Inc.	15,948	39,232
*Spectrum Control, Inc.	13,731	135,525
*SPSS, Inc.	21,039	1,041,010

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SRA International, Inc.	52,072	$1,025,818
*SRS Labs, Inc.	16,310	121,346
*Standard Microsystems Corp.	24,757	574,362
*Starent Networks Corp.	13,143	315,169
*StarTek, Inc.	15,481	146,295
#*STEC, Inc.	50,415	1,718,647
#*Stratasys, Inc.	26,638	420,348
*SuccessFactors, Inc.	24,201	255,321
*Sun Microsystems, Inc.	199,342	1,827,966
*Super Micro Computer, Inc.	3,300	26,202
*Supertex, Inc.	15,688	361,608
*Support.com, Inc.	45,556	112,068
*Switch and Data Facilities Co.	18,330	254,604
#*Sybase, Inc.	61,700	2,208,860
*Sycamore Networks, Inc.	320,343	1,089,166
#*Symantec Corp.	326,364	4,872,615
*Symmetricom, Inc.	41,708	270,268
*Symyx Technologies, Inc.	33,348	231,102
#*Synaptics, Inc.	16,500	395,505
*Synchronoss Technologies, Inc.	32,953	391,482
*SYNNEX Corp.	38,433	1,092,266
*Synopsys, Inc.	118,738	2,372,385
Syntel, Inc.	16,240	642,779
#*Take-Two Interactive Software, Inc.	64,725	616,182
*Taleo Corp. Class A	18,700	327,250
*Tech Data Corp.	59,257	2,069,847
Technitrol, Inc.	44,041	319,738
*Technology Solutions Co.	829	174
*TechTarget, Inc.	600	3,360
*TechTeam Global, Inc.	8,547	55,470
*Techwell, Inc.	21,465	204,776
#*Tekelec	75,799	1,393,944
*TeleCommunication Systems, Inc.	29,775	246,537
*TeleTech Holdings, Inc.	48,023	802,945
#*Telkonet, Inc.	3,170	412
*Tellabs, Inc.	553,536	3,210,509
*Telular Corp.	12,364	32,394
*Teradata Corp.	25,280	621,130
#*Teradyne, Inc.	179,413	1,413,774
#*Terremark Worldwide, Inc.	66,946	417,074
*Tessco Technologies, Inc.	9,417	142,008
*Tessera Technologies, Inc.	59,446	1,669,838
#Texas Instruments, Inc.	118,185	2,842,349
TheStreet.com, Inc.	20,860	43,389
*THQ, Inc.	71,322	478,571
#*TIBCO Software, Inc.	201,978	1,763,268
*Tier Technologies, Inc. Class B	5,749	42,543
*TiVo, Inc.	51,458	527,444
*TNS, Inc.	11,212	257,091
*Tollgrade Communications, Inc.	9,184	51,339
Total System Services, Inc.	27,350	401,498
*Track Data Corp.	642	2,151
*Transact Technologies, Inc.	7,427	40,700
*Transwitch Corp.	14,884	7,948
#*Travelzoo, Inc.	7,109	97,038
*Trident Microsystems, Inc.	16,500	27,720
#*Trimble Navigation, Ltd.	94,314	2,236,185
*Trio-Tech International	1,787	4,316
*Triquint Semiconductor, Inc.	159,496	1,145,181
*TSR, Inc.	1,503	3,231
*TTM Technologies, Inc.	43,816	432,464

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tyco Electronics, Ltd.	152,500	$3,274,175
#*Tyler Technologies, Inc.	44,362	683,175
#*Ultimate Software Group, Inc.	11,289	288,998
*Ultra Clean Holdings, Inc.	15,745	62,193
*Ultratech, Inc.	28,900	344,199
*Unica Corp.	12,109	75,802
*Unisys Corp.	100	179
United Online, Inc.	91,102	836,316
#*Universal Display Corp.	20,467	248,674
*UTStarcom, Inc.	106,314	181,797
*ValueClick, Inc.	82,243	945,794
#*Varian Semiconductor Equipment Associates, Inc.	17,541	562,014
*Veeco Instruments, Inc.	34,248	645,232
#*VeriFone Holdings, Inc.	62,553	563,603
#*VeriSign, Inc.	39,976	817,109
*Vertro, Inc.	20,600	4,305
*Viasat, Inc.	36,882	995,814
*Vicon Industries, Inc.	3,400	22,100
*Video Display Corp.	10,670	33,290
*Virage Logic Corp.	20,725	103,418
*Virtusa Corp.	21,377	199,234
#*Visa, Inc.	5,300	346,938
*Vishay Intertechnology, Inc.	344,460	2,449,111
#*VMware, Inc. Class A	7,200	232,056
#*Vocus, Inc.	7,850	132,037
*Volterra Semiconductor Corp.	21,622	358,709
#*Wave Systems Corp. Class A	10,400	8,944
Wayside Technology Group, Inc.	4,662	34,592
*Web.com Group, Inc.	25,704	157,823
#*WebMD Health Corp. Class A	5,345	178,576
*WebMediaBrands, Inc.	12,600	6,552
*Websense, Inc.	26,775	396,270
*Westell Technologies, Inc.	24,534	27,723
*Western Digital Corp.	115,862	3,504,826
Western Union Co.	51,724	904,136
*White Electronics Designs Corp.	8,612	39,357
*Winland Electronics, Inc.	400	292
*Wireless Ronin Technologies, Inc.	8,754	26,525
*Wireless Telecom Group, Inc.	16,062	10,922
*WPCS International, Inc.	6,800	19,788
*Wright Express Corp.	26,750	756,490
Xerox Corp.	737,352	6,038,913
#Xilinx, Inc.	41,800	906,642
*X-Rite, Inc.	24,902	43,828
*Yahoo!, Inc.	346,665	4,964,243
*Zebra Technologies Corp. Class A	71,014	1,735,582
*ZiLOG, Inc.	5,736	14,283
#*Zix Corp.	16,950	27,967
*Zoran Corp.	57,000	656,640
*Zygo Corp.	12,070	76,282

Total Information Technology		493,264,646

Materials — (4.3%)
A. Schulman, Inc.	27,312	582,019
A.M. Castle & Co.	25,216	266,029
#*AbitibiBowater, Inc.	10,244	1,383
*AEP Industries, Inc.	6,159	196,534
Air Products & Chemicals, Inc.	22,800	1,700,880
Airgas, Inc.	56,913	2,537,182
AK Steel Holding Corp.	27,492	540,768
#Albemarle Corp.	112,150	3,331,976

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Alcoa, Inc.	238,160	$2,800,762
#Allegheny Technologies, Inc.	51,861	1,404,396
#AMCOL International Corp.	32,440	610,196
*American Pacific Corp.	6,886	55,777
American Vanguard Corp.	32,106	278,038
#AptarGroup, Inc.	64,188	2,241,445
*Arabian American Development Co.	5,342	18,430
Arch Chemicals, Inc.	31,362	832,661
Ashland, Inc.	76,598	2,538,458
*Balchem Corp.	14,326	397,546
#Ball Corp.	41,100	1,987,596
Bemis Co., Inc.	102,961	2,709,934
*Brush Engineered Materials, Inc.	21,458	457,699
*Buckeye Technologies, Inc.	32,325	205,264
*Bway Holding Co.	14,530	231,027
Cabot Corp.	87,111	1,594,131
*Calgon Carbon Corp.	54,070	685,067
*Caraustar Industries, Inc.	9,781	782
#Carpenter Technology Corp.	41,813	781,485
Celanese Corp. Class A	15,100	388,070
*Century Aluminum Co.	22,800	191,064
Chemtura Corp.	219,251	90,989
#Cliffs Natural Resources, Inc.	57,181	1,566,188
#*Coeur d’Alene Mines Corp.	46,610	661,862
#Commercial Metals Co.	135,480	2,240,839
Compass Minerals International, Inc.	13,558	721,150
*Continental Materials Corp.	819	7,043
*Core Molding Technologies, Inc.	5,592	17,112
*Crown Holdings, Inc.	37,000	928,700
Cytec Industries, Inc.	50,365	1,264,162
Deltic Timber Corp.	11,273	506,947
Dow Chemical Co.	390,388	8,264,514
du Pont (E.I.) de Nemours & Co.	96,050	2,970,827
#Eagle Materials, Inc.	48,842	1,333,387
Eastman Chemical Co.	40,916	2,031,889
#Ecolab, Inc.	24,544	1,018,821
*Ferro Corp.	41,370	205,609
#*Flotek Industries, Inc.	13,047	24,528
FMC Corp.	44,500	2,164,480
#Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	4,603,121
Friedman Industries, Inc.	13,567	74,754
*General Moly, Inc.	49,400	139,802
*Gentek, Inc.	13,251	314,446
#*Georgia Gulf Corp.	1,048	18,120
*Graphic Packaging Holding Co.	151,918	323,585
#Greif, Inc. Class A	31,500	1,616,895
Greif, Inc. Class B	12,839	608,055
H.B. Fuller Co.	55,200	1,112,832
Hawkins, Inc.	7,020	131,695
*Haynes International, Inc.	12,185	280,621
#*Headwaters, Inc.	35,502	108,991
#*Hecla Mining Co.	137,034	431,657
*Horsehead Holding Corp.	28,442	304,045
*Huntsman Corp.	100,900	619,526
*ICO, Inc.	11,200	46,256
Innophos Holdings, Inc.	21,797	409,348
*Innospec, Inc.	16,660	198,920
International Flavors & Fragrances, Inc.	17,200	606,472
International Paper Co.	388,835	7,313,986
Kaiser Aluminum Corp.	21,727	718,295
*Kapstone Paper and Packaging Corp.	3,700	18,648

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
KMG Chemicals, Inc.	10,395	$76,923
Koppers Holdings, Inc.	13,519	377,315
*Kronos Worldwide, Inc.	35,040	288,029
*Landec Corp.	31,569	199,516
#*Louisiana-Pacific Corp.	111,609	470,990
*LSB Industries, Inc.	22,099	392,478
Lubrizol Corp.	74,815	4,334,033
#Martin Marietta Materials, Inc.	5,550	477,688
*Material Sciences Corp.	8,954	12,446
MeadWestavco Corp.	237,990	4,638,425
#*Metalline Mining Co.	11,600	3,364
Minerals Technologies, Inc.	22,703	986,899
#*Mines Management, Inc.	20,400	36,108
*Mod-Pac Corp.	1,165	3,169
Monsanto Co.	44,400	3,729,600
Mosaic Co. (The)	16,700	870,905
Myers Industries, Inc.	40,414	397,674
#Nalco Holding Co.	169,100	2,991,379
*Nanophase Technologies Corp.	4,649	4,417
Neenah Paper, Inc.	14,600	143,080
NewMarket Corp.	16,011	1,211,232
Newmont Mining Corp.	139,570	5,771,220
NL Industries, Inc.	46,482	317,472
*Northern Technologies International Corp.	2,000	17,380
Nucor Corp.	81,324	3,616,478
Olin Corp.	73,100	1,008,049
Olympic Steel, Inc.	11,100	283,161
*OM Group, Inc.	32,000	1,077,120
*OMNOVA Solutions, Inc.	39,941	224,069
#*Owens-Illinois, Inc.	22,300	756,862
P.H. Glatfelter Co.	45,257	468,410
Packaging Corp. of America	103,386	2,033,603
*Pactiv Corp.	87,200	2,195,696
*Penford Corp.	12,122	79,520
*PolyOne Corp.	96,075	412,162
#PPG Industries, Inc.	81,480	4,481,400
Praxair, Inc.	27,492	2,149,325
Quaker Chemical Corp.	11,681	210,258
*Ready Mix, Inc.	300	1,140
Reliance Steel & Aluminum Co.	87,514	2,950,097
*Rock of Ages Corp.	2,695	5,781
Rock-Tenn Co. Class A	35,691	1,604,667
*Rockwood Holdings, Inc.	81,083	1,453,007
Royal Gold, Inc.	28,712	1,179,489
RPM International, Inc.	143,573	2,291,425
*RTI International Metals, Inc.	19,950	354,312
Schnitzer Steel Industries, Inc. Class A	21,021	1,130,299
Schweitzer-Maudoit International, Inc.	18,951	619,698
#Scotts Miracle-Gro Co. Class A (The)	33,200	1,296,460
Sealed Air Corp.	88,400	1,625,676
*Senomyx, Inc.	30,529	85,481
#Sensient Technologies Corp.	59,396	1,496,185
#Sigma-Aldrich Corp.	20,878	1,059,558
Silgan Holdings, Inc.	12,590	632,773
*Solitario Exploration & Royalty Corp.	2,415	4,830
*Solutia, Inc.	36,400	325,416
Sonoco Products Co.	93,800	2,483,824
#Southern Copper Corp.	65,900	1,697,584
*Spartech Corp.	32,300	403,750
#Steel Dynamics, Inc.	87,027	1,423,762
Stepan Co.	11,276	504,939

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Stillwater Mining Co.	101,358	$678,085
*Synalloy Corp.	11,860	103,182
Temple-Inland, Inc.	119,400	1,869,804
Terra Industries, Inc.	24,600	717,336
#Texas Industries, Inc.	26,427	1,202,428
*Titanium Metals Corp.	221,660	1,855,294
*U.S. Concrete, Inc.	30,248	59,286
*U.S. Gold Corp.	94,000	278,240
*United States Lime & Minerals, Inc.	6,321	247,720
#*United States Steel Corp.	49,114	1,952,282
*Universal Stainless & Alloy Products, Inc.	5,700	100,377
Valhi, Inc.	37,870	497,233
#Valspar Corp.	122,695	3,106,637
#Vulcan Materials Co.	34,000	1,614,320
*W.R. Grace & Co.	35,306	587,139
#Walter Energy, Inc.	24,000	1,184,640
*Wausau Paper Corp.	62,069	583,449
#Westlake Chemical Corp.	89,708	2,241,803
Weyerhaeuser Co.	177,036	6,203,341
*Williams Industries, Inc.	100	141
#Worthington Industries, Inc.	83,654	1,105,906
Zep, Inc.	7,850	126,228
*Zoltek Companies, Inc.	34,300	340,256

Total Materials		173,618,851

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	400	—
—#*Pelican Financial, Inc. Escrow Shares	100	—
—*Tripos Escrow Shares	700	63

Total Other		63

Telecommunication Services — (2.9%)
Alaska Communications Systems Group, Inc.	22,791	168,881
#*American Tower Corp.	39,600	1,349,964
*Arbinet Corp.	19,774	41,525
AT&T, Inc.	1,992,721	52,269,072
Atlantic Tele-Network, Inc.	17,864	749,038
#*Cbeyond, Inc.	20,947	293,677
*Centennial Communications Corp.	84,532	648,360
CenturyTel, Inc.	105,446	3,309,950
*Cincinnati Bell, Inc.	160,130	501,207
#*Cogent Communications Group, Inc.	36,400	301,756
Consolidated Communications Holdings, Inc.	35,987	454,516
#*Crown Castle International Corp.	117,291	3,370,943
D&E Communications, Inc.	12,919	136,941
*FairPoint Communications, Inc.	50,799	29,971
*FiberTower Corp.	33,173	15,260
Frontier Communications Corp.	234,180	1,639,260
*General Communications, Inc. Class A	63,716	436,455
*Global Crossing, Ltd.	10,000	108,700
Hickory Tech Corp.	14,405	122,010
*iBasis, Inc.	14,339	27,961
*ICO Global Communications (Holdings), Ltd.	45,623	20,530
*IDT Corp.	133	306
*IDT Corp. Class B	6,481	16,851
#Iowa Telecommunications Services, Inc.	26,100	319,986
*iPCS, Inc.	12,491	224,963
#*Leap Wireless International, Inc.	33,781	809,055
#*Level 3 Communications, Inc.	104,411	128,426
*MetroPCS Communications, Inc.	62,260	737,781
*Neutral Tandem, Inc.	9,000	279,000

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*NII Holdings, Inc.	72,501	$1,668,973
NTELOS Holdings Corp.	9,407	145,714
*PAETEC Holding Corp.	137,447	404,094
*Premiere Global Services, Inc.	87,044	834,752
#Qwest Communications International, Inc.	182,100	702,906
#*SBA Communications Corp.	23,603	615,802
*Shenandoah Telecommunications Co.	17,375	353,755
*Sprint Nextel Corp.	906,202	3,624,808
*SureWest Communications	13,620	174,472
*Syniverse Holdings, Inc.	62,100	1,088,613
Telephone & Data Systems, Inc.	44,975	1,157,657
Telephone & Data Systems, Inc. Special Shares	49,145	1,184,395
#*tw telecom, inc.	70,748	700,405
*United States Cellular Corp.	38,179	1,367,572
*USA Mobility, Inc.	29,804	402,354
Verizon Communications, Inc.	1,029,544	33,017,476
Warwick Valley Telephone Co.	2,740	31,620
Windstream Corp.	172,400	1,511,948
*Xeta Corp.	5,146	11,064

Total Telecommunication Services		117,510,725

Utilities — (2.3%)
#*AES Corp.	289,852	3,707,207
#AGL Resources, Inc.	34,592	1,162,983
Allegheny Energy, Inc.	22,400	564,704
#ALLETE, Inc.	25,059	801,387
Alliant Energy Corp.	18,000	470,880
#Ameren Corp.	34,491	877,106
American Electric Power Co., Inc.	40,672	1,259,205
American States Water Co.	13,110	476,548
Aqua America, Inc.	41,705	753,192
Artesian Resources Corp. Class A	5,797	102,549
Atmos Energy Corp.	40,898	1,110,790
Avista Corp.	36,086	668,313
Black Hills Corp.	33,266	865,249
*Cadiz, Inc.	5,951	69,270
#California Water Service Group	27,588	1,044,757
#*Calpine Corp.	101,500	1,307,320
CenterPoint Energy, Inc.	53,362	643,012
Central Vermont Public Service Corp.	17,186	316,910
CH Energy Group, Inc.	21,595	1,068,736
Chesapeake Utilities Corp.	5,438	180,270
#Cleco Corp.	35,169	833,154
#CMS Energy Corp.	82,500	1,067,550
Connecticut Water Services, Inc.	10,390	224,736
#Consolidated Edison, Inc.	34,814	1,370,279
#Constellation Energy Group	6,600	189,420
Delta Natural Gas Co., Inc.	2,564	61,767
Dominion Resources, Inc.	58,588	1,980,274
#DPL, Inc.	36,500	874,175
DTE Energy Co.	26,610	916,981
Duke Energy Corp.	125,344	1,940,325
*Dynegy, Inc.	273,100	548,931
Edison International	32,779	1,059,417
*El Paso Electric Co.	33,760	510,114
#Empire District Electric Co.	25,852	474,643
Energen Corp.	17,400	718,968
Energy West, Inc.	2,800	23,296
#Entergy Corp.	19,015	1,527,475
*Environmental Power Corp.	4,361	2,093
#EQT Corp.	21,344	819,183

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Exelon Corp.	28,311	$1,439,897
#FirstEnergy Corp.	30,655	1,262,986
Florida Public Utilities Co.	3,963	55,323
#FPL Group, Inc.	41,321	2,341,661
#Great Plains Energy, Inc.	51,723	823,947
#Hawaiian Electric Industries, Inc.	33,000	589,710
IDACORP, Inc.	25,600	709,632
#Integrys Energy Group, Inc.	29,151	984,721
ITC Holdings Corp.	23,250	1,109,025
Laclede Group, Inc.	16,477	553,133
Maine & Maritimes Corp.	2,444	87,984
#MDU Resources Group, Inc.	25,804	519,434
MGE Energy, Inc.	16,127	578,475
Middlesex Water Co.	17,351	265,297
*Mirant Corp.	190,265	3,436,186
National Fuel Gas Co.	12,571	510,131
#New Jersey Resources Corp.	23,700	914,820
#Nicor, Inc.	22,252	810,863
#NiSource, Inc.	44,500	573,160
Northeast Utilities, Inc.	25,132	578,287
Northwest Natural Gas Co.	16,959	757,050
NorthWestern Corp.	26,519	641,760
#*NRG Energy, Inc.	90,400	2,459,784
NSTAR	36,869	1,183,495
#NV Energy, Inc.	88,544	1,018,256
OGE Energy Corp.	36,086	1,086,189
#Oneok, Inc.	13,561	448,869
#Ormat Technologies, Inc.	42,365	1,677,230
Pennichuck Corp.	3,944	90,515
Pepco Holdings, Inc.	35,255	506,967
PG&E Corp.	36,700	1,481,579
Piedmont Natural Gas Co.	31,561	777,032
#Pinnacle West Capital Corp.	16,100	514,556
PNM Resources, Inc.	41,982	512,180
Portland General Electric Co.	45,000	856,350
PPL Corp.	35,344	1,194,274
Progress Energy, Inc.	27,716	1,093,119
Public Service Enterprise Group, Inc.	206,850	6,712,282
Questar Corp.	89,844	2,971,141
RGC Resources, Inc.	1,471	38,319
*RRI Energy, Inc.	252,745	1,352,186
#SCANA Corp.	17,228	609,010
Sempra Energy	24,500	1,284,535
SJW Corp.	21,683	486,133
South Jersey Industries, Inc.	21,148	779,938
#Southern Co.	77,672	2,438,901
Southwest Gas Corp.	31,283	757,674
Southwest Water Co.	19,835	96,993
#TECO Energy, Inc.	37,500	505,875
UGI Corp.	39,381	1,041,234
UIL Holdings Corp.	19,519	476,264
#Unisource Energy Corp.	24,616	679,402
Unitil Corp.	6,581	135,832
Vectren Corp.	37,584	923,063
Westar Energy, Inc.	50,255	988,516
WGL Holdings, Inc.	23,532	779,380
#Wisconsin Energy Corp.	16,707	717,900
Xcel Energy, Inc.	63,944	1,275,043

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#York Water Co.	8,144	$140,973

Total Utilities		92,227,640

TOTAL COMMON STOCKS		3,337,519,413

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	7,847	1,092
*Caliper Life Sciences, Inc. Warrants 08/10/11	359	61
—*German American Bancorp, Inc. Rights	13,877	—
—*Preferred Bank Rights 08/24/09	7,372	2,477
*Valley National Bancorp Warrants 06/30/15	398	854

TOTAL RIGHTS/WARRANTS		4,484

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	15,486,366	15,486,366

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.9%)
§@DFA Short Term Investment Fund LP	722,315,632	722,315,632
@Repurchase Agreement, Deutsche Bank Securities 0.20% 08/03/09 (Collateralized by
$7,378,056 FHLMC 4.000%, 07/01/39, valued at $7,185,207) to be repurchased at
$6,976,045	$6,976	6,975,929
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by
$2,975,000 FNMA 6.000%, 02/01/39, valued at $2,774,663) to be repurchased at
$2,690,318	2,690	2,690,275

TOTAL SECURITIES LENDING COLLATERAL		731,981,836

TOTAL INVESTMENTS — (100.0%) (Cost $4,894,852,584)##		$4,084,992,099

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$478,515,806	—	—	$478,515,806
Consumer Staples	250,539,575	—	—	250,539,575
Energy	327,765,531	—	—	327,765,531
Financials	617,726,458	$3,275	—	617,729,733
Health Care	360,216,695	64,320	—	360,281,015
Industrials	426,065,828	—	—	426,065,828
Information Technology	493,263,048	1,598	—	493,264,646
Materials	173,618,851	—	—	173,618,851
Other	—	63	—	63
Telecomunication Services	117,510,725	—	—	117,510,725
Utilities	92,227,640	—	—	92,227,640
Rights/Warrants	915	3,569	—	4,484
Temporary Cash Investments	15,486,366	—	—	15,486,366
Securities Lending Collateral	—	731,981,836	—	731,981,836

TOTAL	$3,352,937,437	$732,054,662	—	$4,084,992,099

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (79.0%)
Consumer Discretionary — (13.1%)
#*1-800-FLOWERS.COM, Inc.	23,171	$55,610
*4Kids Entertainment, Inc.	8,373	14,653
*99 Cents Only Stores	47,712	698,981
#Aaron’s, Inc.	31,035	852,531
Aaron’s, Inc. Class A	1,818	39,996
#*Abercrombie & Fitch Co.	19,208	549,157
*Acme Communications, Inc.	3,300	990
Acme United Corp.	1,921	16,232
#Advance Auto Parts, Inc.	5,300	245,019
#*Aeropostale, Inc.	4,300	156,520
*AFC Enterprises, Inc.	10,308	76,588
*Aldila, Inc.	3,550	12,105
*Alloy, Inc.	11,351	72,873
Ambassadors Group, Inc.	8,925	138,248
*American Apparel, Inc.	19,334	74,243
#*American Axle & Manufacturing Holdings, Inc.	20,772	45,698
*American Biltrite, Inc.	1,151	1,450
American Eagle Outfitters, Inc.	5,050	72,669
American Greetings Corp. Class A	21,500	339,055
*American Public Education, Inc.	500	17,685
*America’s Car-Mart, Inc.	10,024	219,225
*Amerigon, Inc.	5,420	45,582
Ameristar Casinos, Inc.	37,606	702,856
*AnnTaylor Stores Corp.	41,889	505,600
Arbitron, Inc.	4,100	66,748
#*Arctic Cat, Inc.	8,508	52,409
*Ark Restaurants Corp.	1,778	22,652
#*ArvinMeritor, Inc.	92,800	671,872
*Asbury Automotive Group, Inc.	14,400	201,456
*Ascent Media Corp. (043632108)	3,130	86,764
*Ascent Media Corp. (043632207)	130	32,630
*Audiovox Corp. Class A	6,299	49,699
#*AutoNation, Inc.	199,808	4,132,029
*Bakers Footwear Group, Inc.	2,300	1,817
*Ballantyne Strong, Inc.	1,454	3,431
#*Bally Technologies, Inc.	3,800	137,598
#Barnes & Noble, Inc.	27,760	639,313
Barry (R.G.) Corp.	18,234	130,191
*Bassett Furniture Industries, Inc.	6,370	15,925
*Beasley Broadcast Group, Inc.	4,101	11,934
*Beazer Homes USA, Inc.	25,800	83,076
bebe stores, inc.	60,294	438,337
#*Bed Bath and Beyond, Inc.	4,900	170,275
*Belo Corp.	10,080	23,990
Belo Corp. Class A	90,788	260,562
*Benihana, Inc.	3,100	26,691
*Benihana, Inc. Class A	4,600	36,892
#Best Buy Co., Inc.	4,700	175,639
Big 5 Sporting Goods Corp.	22,333	290,329
#*Big Lots, Inc.	16,633	383,224
#*BJ’s Restaurants, Inc.	29,200	469,536
Black & Decker Corp.	2,280	85,728
*Blockbuster, Inc. Class B	35,979	13,672
#*Blue Nile, Inc.	1,970	91,073
*Bluegreen Corp.	32,000	88,640
Blyth, Inc.	6,403	271,679
Bob Evans Farms, Inc.	26,000	754,520

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Bon-Ton Stores, Inc.	13,004	$45,514
Books-A-Million, Inc.	12,641	117,182
*Borders Group, Inc.	25,283	100,374
BorgWarner, Inc.	12,000	398,280
Bowl America, Inc. Class A	2,752	36,877
*Boyd Gaming Corp.	57,700	530,263
#Brinker International, Inc.	12,891	214,506
*Brink’s Home Security Holdings, Inc.	4,800	143,136
#*Brookfield Homes Corp.	23,004	129,513
Brown Shoe Company, Inc.	30,986	240,142
*Brunswick Corp.	134,600	966,428
#Buckle, Inc.	20,325	628,855
*Buffalo Wild Wings, Inc.	4,500	181,575
*Build-A-Bear-Workshop, Inc.	16,984	80,674
#Burger King Holdings, Inc.	8,500	144,670
#*Cabela’s, Inc.	76,421	1,238,784
*Cache, Inc.	6,900	29,463
#*California Pizza Kitchen, Inc.	18,330	302,445
#Callaway Golf Co.	76,853	489,554
*Canterbury Park Holding Corp.	4,963	34,741
#*Capella Education Co.	3,104	199,773
#*Career Education Corp.	8,400	192,528
#*Caribou Coffee Co.	9,570	55,602
#*CarMax, Inc.	26,062	420,380
*Carmike Cinemas, Inc.	10,800	102,600
Carnival Corp.	98,108	2,746,043
*Carriage Services, Inc.	9,250	33,947
*Carrols Restaurant Group, Inc.	10,700	72,439
*Carter’s, Inc.	17,393	492,918
*Casual Male Retail Group, Inc.	4,300	9,159
Cato Corp. Class A	23,720	471,791
*Cavalier Homes, Inc.	8,142	22,309
*Cavco Industries, Inc.	6,611	226,295
CBS Corp. Class A	3,645	29,925
CBS Corp. Class B	130,474	1,068,582
*CEC Entertainment, Inc.	11,700	341,289
*Centex Corp.	116,608	1,272,193
*Champion Enterprises, Inc.	5,300	2,491
*Charles & Colvard, Ltd.	4,900	2,058
*Charlotte Russe Holding, Inc.	22,715	340,952
*Charming Shoppes, Inc.	63,660	307,478
#*Cheesecake Factory, Inc.	39,219	759,672
#Cherokee, Inc.	2,509	50,933
*Chico’s FAS, Inc.	11,994	137,571
#*Children’s Place Retail Stores, Inc. (The)	14,989	491,190
#*Chipotle Mexican Grill, Inc.	1,000	93,830
*Chipotle Mexican Grill, Inc. Class B	1,000	81,750
#Choice Hotels International, Inc.	2,200	61,270
Christopher & Banks Corp.	28,900	228,888
*Chromcraft Revington, Inc.	2,820	2,341
*Churchill Downs, Inc.	10,782	404,325
Cinemark Holdings, Inc.	50,624	561,420
*Citi Trends, Inc.	10,740	313,608
CKE Restaurants, Inc.	14,308	126,626
#*CKX, Inc.	16,900	121,680
*Clear Channel Outdoor Holdings, Inc.	11,181	64,179
*Coachmen Industries, Inc.	1,300	1,495
*Coast Distribution System, Inc.	1,632	3,264
*Cobra Electronics Corp.	400	504
#*Coinstar, Inc.	13,400	445,282
*Coldwater Creek, Inc.	42,854	314,548

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Collective Brands, Inc.	40,614	$646,575
*Collectors Universe, Inc.	4,583	18,744
#Columbia Sportswear Co.	18,400	651,544
Comcast Corp. Class A	298,194	4,431,163
Comcast Corp. Special Class A	99,609	1,393,530
#*Conn’s, Inc.	20,368	256,840
Cooper Tire & Rubber Co.	41,211	608,274
*Core-Mark Holding Co., Inc.	11,528	309,642
#*Corinthian Colleges, Inc.	38,065	587,724
#*Cosi, Inc.	3,022	1,451
CPI Corp.	800	14,672
#Cracker Barrel Old Country Store, Inc.	4,197	121,125
*Craftmade International, Inc.	1,843	5,382
#*Crocs, Inc.	74,500	254,790
#*Crown Media Holdings, Inc.	20,862	42,350
CSS Industries, Inc.	4,800	111,360
*Culp, Inc.	6,448	42,492
*Cumulus Media, Inc. Class A	4,900	3,126
*Cybex International, Inc.	2,804	2,804
*Cycle Country Accessories Corp.	2,700	1,026
#D.R. Horton, Inc.	103,100	1,194,929
Darden Restaurants, Inc.	4,659	150,905
#*Deckers Outdoor Corp.	2,000	135,220
*dELiA*s, Inc.	9,684	24,404
*Delta Apparel, Inc.	12,525	105,836
*Design Within Reach, Inc.	6,120	918
*Destination Maternity Corp.	2,624	59,880
#DeVry, Inc.	9,500	472,530
#*Dick’s Sporting Goods, Inc.	24,900	494,265
Dillard’s, Inc. Class A	55,105	584,664
*DineEquity, Inc.	10,100	249,571
*DIRECTV Group, Inc. (The)	1,800	46,620
*Discovery Communications, Inc. (25470F104)	87,999	2,155,975
*Discovery Communications, Inc. (25470F203)	1,300	29,523
*Discovery Communications, Inc. (25470F302)	53,864	1,206,554
Disney (Walt) Co.	112,400	2,823,488
*Dolan Media Co.	16,000	218,080
#*Dollar Tree, Inc.	6,200	285,944
*Domino’s Pizza, Inc.	12,800	105,216
*Dorman Products, Inc.	10,309	168,758
Dover Downs Gaming & Entertainment, Inc.	15,417	84,331
#*DreamWorks Animation SKG, Inc.	9,200	289,892
#*Dress Barn, Inc. (The)	40,980	638,878
#*Drew Industries, Inc.	16,132	309,573
*drugstore.com, Inc.	31,500	71,505
*DRYCLEAN USA, Inc.	1,100	946
*DSW, Inc.	9,540	128,695
#Eastman Kodak Co.	321,400	954,558
*EDCI Holdings, Inc.	2,070	11,799
Educational Development Corp.	2,987	14,442
*Einstein Noah Restaurant Group, Inc.	4,496	47,748
*Emerson Radio Corp.	9,330	6,904
*Emmis Communications Corp. Class A	5,300	1,431
*Entravision Communications Corp.	20,460	11,867
#Ethan Allen Interiors, Inc.	21,800	277,514
*Exide Technologies	31,510	153,454
#*Expedia, Inc.	47,300	979,583
#Family Dollar Stores, Inc.	13,400	421,028
*Famous Dave’s of America, Inc.	4,868	31,788
*Federal-Mogul Corp.	11,075	156,490
*FGX International Holdings, Ltd.	5,064	66,895

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Finish Line, Inc. Class A	43,139	$375,309
*Fisher Communications, Inc.	5,600	103,656
*Flanigan’s Enterprises, Inc.	300	1,545
Flexsteel Industries, Inc.	2,431	19,764
Foot Locker, Inc.	174,959	1,938,546
#*Ford Motor Co.	86,858	694,864
Fortune Brands, Inc.	33,306	1,317,918
FortuNet, Inc.	4,800	5,664
*Fossil, Inc.	20,951	551,849
*Franklin Electronic Publishers, Inc.	3,212	7,131
*Frederick’s of Hollywood Group, Inc.	3,300	3,102
#Fred’s, Inc.	36,447	491,306
Frisch’s Restaurants, Inc.	5,689	157,870
#*Fuel Systems Solutions, Inc.	5,000	125,400
*Full House Resorts, Inc.	8,358	20,477
*Furniture Brands International, Inc.	43,300	173,633
*Gaiam, Inc.	10,700	53,607
#*GameStop Corp. Class A	8,200	179,498
*GameTech International, Inc.	2,168	4,184
*Gaming Partners International Corp.	9,358	66,442
*Gander Mountain Co.	17,709	104,306
Gannett Co., Inc.	66,300	464,100
Gap, Inc.	20,700	337,824
*Gaylord Entertainment Co.	18,595	265,351
#*Genesco, Inc.	13,508	293,394
#Gentex Corp.	13,100	196,107
#Genuine Parts Co.	10,900	386,078
*G-III Apparel Group, Ltd.	11,980	144,838
*Global Traffic Network, Inc.	4,921	21,013
*Golfsmith International Holdings, Inc.	1,000	1,840
#*Goodyear Tire & Rubber Co.	62,000	1,055,240
#*Gottschalks, Inc.	4,800	29
*Great Wolf Resorts, Inc.	10,800	29,160
*Group 1 Automotive, Inc.	20,400	600,984
#Guess?, Inc.	2,000	58,140
#*Gymboree Corp.	12,200	485,316
#H&R Block, Inc.	8,000	133,520
*Hallwood Group, Inc. (The)	159	1,940
*Hampshire Group, Ltd.	1,868	5,137
#*Handleman Co.	7,376	32
#*Hanesbrands, Inc.	2,900	57,710
#Harley-Davidson, Inc.	25,800	583,080
#*Harman International Industries, Inc.	12,590	310,721
*Harris Interactive, Inc.	4,286	1,843
#Harte-Hanks, Inc.	46,254	500,468
#Hasbro, Inc.	8,800	233,200
*Hastings Entertainment, Inc.	1,695	7,729
*Haverty Furniture Co., Inc.	13,574	145,785
*Haverty Furniture Co., Inc. Class A	1,500	16,125
*Hawk Corp.	7,000	99,750
*Heelys, Inc.	7,950	15,025
*Helen of Troy, Ltd.	27,199	591,578
*hhgregg, Inc.	4,200	77,070
#*Hibbett Sporting Goods, Inc.	6,351	116,922
Hillenbrand, Inc.	7,300	132,276
*Hollywood Media Corp.	16,786	26,690
#Home Depot, Inc.	50,800	1,317,752
Hooker Furniture Corp.	6,819	93,625
*Hot Topic, Inc.	28,248	218,357
#*Hovnanian Enterprises, Inc. Class A	41,900	134,080
*HSN, Inc.	22,147	224,349

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Iconix Brand Group, Inc.	62,866	$1,101,412
#*ILX Resorts, Inc.	500	15
#*Image Entertainment, Inc.	5,300	4,558
*Infosonics Corp.	4,100	7,626
Interactive Data Corp.	14,400	327,600
International Speedway Corp. Class A	13,900	355,423
#*Interpublic Group of Companies, Inc.	36,600	190,686
*Interstate Hotels & Resorts, Inc.	16,900	15,210
*Interval Leisure Group, Inc.	20,847	219,936
#*iRobot Corp.	17,538	196,601
*Isle of Capri Casinos, Inc.	15,222	180,990
#*ITT Educational Services, Inc.	800	77,880
*J. Alexander’s Corp.	10,300	43,981
#*J. Crew Group, Inc.	1,200	33,792
J.C. Penney Co., Inc.	132,297	3,988,755
#*Jack in the Box, Inc.	15,700	331,270
*Jackson Hewitt Tax Service, Inc.	15,366	92,964
*Jaclyn, Inc.	400	2,800
*JAKKS Pacific, Inc.	5,600	64,568
*Jarden Corp.	98,783	2,435,001
*Jennifer Convertibles, Inc.	400	216
*Jo-Ann Stores, Inc.	20,505	477,766
#Johnson Controls, Inc.	34,525	893,507
*Johnson Outdoors, Inc.	4,728	30,921
Jones Apparel Group, Inc.	75,700	1,041,632
#*Jos. A. Bank Clothiers, Inc.	13,225	483,903
*Journal Communications, Inc. Class A	33,000	91,740
#*K12, Inc.	1,700	31,909
#KB HOME	33,636	561,385
*Kenneth Cole Productions, Inc. Class A	9,000	72,270
*Kirkland’s, Inc.	3,400	46,954
*Knology, Inc.	12,439	106,975
#*Kohl’s Corp.	9,200	446,660
*Kona Grill, Inc.	3,490	12,599
Koss Corp.	1,400	19,040
*Krispy Kreme Doughnuts, Inc.	20,624	63,109
KSW, Inc.	3,180	9,127
*K-Swiss, Inc. Class A	32,483	352,116
LaCrosse Footwear, Inc.	4,685	50,364
*Lakeland Industries, Inc.	4,621	35,166
*Lakes Entertainment, Inc.	9,741	36,724
*Lamar Advertising Co.	10,244	215,534
*Landry’s Restaurants, Inc.	1,500	13,440
#*Las Vegas Sands Corp.	8,900	83,215
*Lazare Kaplan International, Inc.	4,000	10,000
*La-Z-Boy, Inc.	40,400	273,508
*LeapFrog Enterprises, Inc.	18,613	53,047
*Learning Tree International, Inc.	10,875	116,689
#Leggett & Platt, Inc.	63,300	1,098,255
#Lennar Corp. Class A	114,387	1,354,342
#Lennar Corp. Class B	10,866	98,989
*Liberty Global, Inc. Class A	11,979	250,960
#*Liberty Global, Inc. Series C	11,296	235,409
*Liberty Media Corp. - Entertainment Class A	71,000	1,985,870
*Liberty Media Corp. - Entertainment Class B	800	22,596
*Liberty Media Corp. Capital Class A	92,738	1,352,120
*Liberty Media Corp. Capital Class B	200	2,977
*Liberty Media Corp. Interactive Class A	257,857	1,717,328
*Liberty Media Corp. Interactive Class B	2,600	16,900
#*Life Time Fitness, Inc.	21,906	557,508
#*Lifetime Brands, Inc.	8,526	35,383

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Limited Brands, Inc.	12,900	$166,926
#*Lincoln Educational Services Corp.	14,831	301,959
*Lithia Motors, Inc. Class A	10,970	131,530
*Live Nation, Inc.	67,652	395,088
#*Liz Claiborne, Inc.	58,131	183,694
#*LKQ Corp.	32,049	574,959
*Lodgian, Inc.	15,349	19,647
Lowe’s Companies, Inc.	77,824	1,747,927
*Luby’s, Inc.	26,961	122,673
#*Lumber Liquidators, Inc.	3,500	57,470
*M/I Homes, Inc.	21,500	282,295
*Mac-Gray Corp.	9,398	115,501
Macy’s, Inc.	242,478	3,372,869
*Maidenform Brands, Inc.	20,336	281,247
Marcus Corp. (The)	17,912	226,408
*Marine Products Corp.	22,999	129,484
*MarineMax, Inc.	19,029	128,065
#*Martha Stewart Living Omnimedia, Inc.	18,705	64,345
*Marvel Entertainment, Inc.	2,900	114,724
Mattel, Inc.	14,400	253,152
#Matthews International Corp. Class A	4,933	154,206
*MAXXAM, Inc.	407	3,582
*McCormick & Schmick’s Seafood Restaurants, Inc.	10,621	82,207
McDonald’s Corp.	13,800	759,828
#MDC Holdings, Inc.	27,700	976,148
*Media General, Inc. Class A	15,700	73,005
*Mediacom Communications Corp.	15,011	71,903
*Medialink Worldwide, Inc.	2,300	437
#Men’s Wearhouse, Inc. (The)	27,307	590,104
Meredith Corp.	6,620	175,231
*Meritage Homes Corp.	21,080	451,112
*MGM Mirage	5,300	38,319
*Midas, Inc.	3,943	38,917
*Modine Manufacturing Co.	28,300	216,495
#*Mohawk Industries, Inc.	44,950	2,318,521
#*Monarch Casino & Resort, Inc.	14,718	133,492
#Monro Muffler Brake, Inc.	13,808	367,155
#*Morgans Hotel Group Co.	20,664	100,427
*Morningstar, Inc.	1,065	47,169
*Morton’s Restaurant Group, Inc.	9,892	36,007
*Movado Group, Inc.	19,263	275,076
*MTR Gaming Group, Inc.	17,777	65,419
#*Multimedia Games, Inc.	19,081	107,235
*Nathan’s Famous, Inc.	3,625	47,125
#National CineMedia, Inc.	10,824	159,221
*National Lampoon, Inc.	1,000	450
National Presto Industries, Inc.	3,212	258,116
*Navarre Corp.	3,726	6,893
*Netflix, Inc.	12,300	540,462
*Nevada Gold & Casinos, Inc.	1,000	1,210
*New Frontier Media, Inc.	11,506	24,163
*New York & Co., Inc.	41,080	147,888
#*New York Times Co. Class A (The)	38,965	306,655
#Newell Rubbermaid, Inc.	17,700	227,799
#News Corp. Class A	170,658	1,762,897
#News Corp. Class B	116,200	1,396,724
*NexCen Brands, Inc.	19,400	3,686
NIKE, Inc. Class B	1,200	67,968
*Nobel Learning Communities, Inc.	6,421	76,281
*Nobility Homes, Inc.	1,979	17,069
#*Noble International, Ltd.	13,231	1,852

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Nordstrom, Inc.	3,500	$92,540
#Nutri/System, Inc.	6,853	97,518
#*NVR, Inc.	1,200	721,380
*O’Charleys, Inc.	16,100	167,279
*Office Depot, Inc.	209,618	953,762
*OfficeMax, Inc.	31,000	288,610
*Orange 21, Inc.	91	82
#*O’Reilly Automotive, Inc.	28,113	1,143,075
*Orient-Express Hotels, Ltd.	1,800	15,930
*Orleans Homebuilders, Inc.	5,709	18,840
*Outdoor Channel Holdings, Inc.	24,237	183,716
#*Overstock.com, Inc.	5,872	77,334
Oxford Industries, Inc.	13,900	190,569
*P & F Industries, Inc. Class A	1,046	1,715
#*P.F. Chang’s China Bistro, Inc.	6,939	235,301
*Pacific Sunwear of California, Inc.	51,800	171,976
*Palm Harbor Homes, Inc.	17,003	38,597
#*Panera Bread Co.	13,900	763,944
*Papa John’s International, Inc.	6,187	157,212
#*Peet’s Coffee & Tea, Inc.	11,116	305,357
*Penn National Gaming, Inc.	7,920	251,143
#*Penske Automotive Group, Inc.	79,330	1,640,544
#Pep Boys - Manny, Moe & Jack (The)	37,800	375,354
*Perry Ellis International, Inc.	9,800	75,558
#*PetMed Express, Inc.	15,100	280,256
#PetSmart, Inc.	14,736	329,644
Phillips-Van Heusen Corp.	17,250	610,305
*Phoenix Footwear Group, Inc.	4,000	2,000
*Pier 1 Imports, Inc.	8,400	18,984
*Pinnacle Entertainment, Inc.	39,000	391,170
#*Playboy Enterprises, Inc. Class A	1,600	5,040
*Playboy Enterprises, Inc. Class B	23,600	56,404
*Point.360	2,600	3,094
Polaris Industries, Inc.	2,600	98,462
#Polo Ralph Lauren Corp.	2,300	145,015
*Pomeroy IT Solutions, Inc.	2,600	15,548
Pool Corp.	5,150	121,643
#*Pre-Paid Legal Services, Inc.	2,600	126,802
#*Priceline.com, Inc.	1,900	246,278
PRIMEDIA, Inc.	13,808	31,758
*Princeton Review, Inc.	17,667	95,755
#*Progressive Gaming International Corp.	2,150	61
*Proliance International, Inc.	4,200	13
#Pulte Homes, Inc.	166,700	1,895,379
*Q.E.P. Co., Inc.	1,500	4,665
*Quiksilver, Inc.	3,700	7,955
#*R.H. Donnelley Corp.	13,700	781
*Radio One, Inc. Class D	27,315	9,287
*RadioShack Corp.	3,600	55,836
#*Raser Technologies, Inc.	12,700	28,448
*RC2 Corp.	11,762	179,606
*RCN Corp.	24,595	179,052
*Reading International, Inc. Class A	11,759	51,622
*Red Lion Hotels Corp.	1,000	5,260
#*Red Robin Gourmet Burgers, Inc.	16,700	312,624
Regal Entertainment Group	5,200	64,688
*Regent Communications, Inc.	2,900	638
Regis Corp.	43,162	589,593
#*Rent-A-Center, Inc.	21,220	440,527
*Rentrak Corp.	5,202	95,197
*Retail Ventures, Inc.	24,120	80,320

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Rex Stores Corp.	14,600	$163,520
#*Rick’s Cabaret International, Inc.	5,769	44,017
#*Riviera Holdings Corp.	400	184
*Rockford Corp.	3,495	682
#*Rocky Brands, Inc.	2,900	10,904
#Ross Stores, Inc.	5,908	260,484
#Royal Caribbean Cruises, Ltd.	96,362	1,399,176
*Rubio’s Restaurants, Inc.	7,152	43,270
*Ruby Tuesday, Inc.	31,277	233,952
*Russ Berrie & Co., Inc.	33,488	175,477
*Ruth’s Hospitality Group, Inc.	12,945	50,744
#Ryland Group, Inc.	42,610	850,922
*Saks, Inc.	43,600	223,232
*Salem Communications Corp.	6,615	5,689
#*Sally Beauty Holdings, Inc.	3,438	23,997
Scholastic Corp.	16,100	363,055
#*Scientific Games Corp.	2,900	52,258
Scripps Networks Interactive	5,300	171,084
*Sealy Corp.	24,900	63,246
#*Sears Holdings Corp.	54,760	3,632,778
Service Corp. International	305,960	1,933,667
#Sherwin-Williams Co.	4,800	277,200
*Shiloh Industries, Inc.	8,873	43,566
*Shoe Carnival, Inc.	9,251	115,638
*Shuffle Master, Inc.	49,179	354,089
*Shutterfly, Inc.	18,620	299,037
*Signet Jewelers, Ltd. ADR	14,687	324,289
*Silverleaf Resorts, Inc.	8,070	11,056
*Sinclair Broadcast Group, Inc. Class A	41,600	77,792
*Skechers U.S.A., Inc. Class A	37,415	517,449
Skyline Corp.	8,700	211,149
*Smith & Wesson Holding Corp.	15,200	92,112
#Snap-On, Inc.	18,228	649,464
*Sonesta International Hotels Corp. Class A	1,000	9,530
#*Sonic Automotive, Inc.	43,000	528,900
#*Sonic Corp.	13,343	147,173
#Sotheby’s Class A	29,770	448,634
Spartan Motors, Inc.	23,805	166,635
#Speedway Motorsports, Inc.	47,584	759,441
*Sport Chalet, Inc. Class A	5,273	8,173
Sport Supply Group, Inc.	10,088	99,064
Stage Stores, Inc.	18,250	227,760
#*Stamps.com, Inc.	13,700	118,231
*Standard Motor Products, Inc.	11,730	131,024
*Standard Pacific Corp.	73,314	252,200
*Stanley Furniture, Inc.	6,866	75,526
Stanley Works (The)	6,400	256,960
#Staples, Inc.	8,300	174,466
#Starwood Hotels & Resorts Worldwide, Inc.	8,300	195,963
#*Steak n Shake Co. (The)	35,476	362,565
*Stein Mart, Inc.	16,800	185,304
*Steinway Musical Instruments, Inc.	4,626	52,921
*Steven Madden, Ltd.	12,059	386,612
Stewart Enterprises, Inc.	62,443	305,346
*Stoneridge, Inc.	19,624	87,131
*Strattec Security Corp.	4,591	66,569
#Strayer Education, Inc.	1,326	281,616
#Sturm Ruger & Co., Inc.	16,895	210,850
*Sun-Times Media Group, Inc. Class A	10,600	127
#Superior Industries International, Inc.	11,300	178,314
*Syms Corp.	5,544	38,919

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Systemax, Inc.	27,061	$352,605
*Talbots, Inc.	35,398	177,344
*Tandy Leather Factory, Inc.	5,853	15,364
#Target Corp.	22,714	990,785
*Tarrant Apparel Group	3,100	2,558
*Tempur-Pedic International, Inc.	14,042	208,243
*Tenneco Automotive, Inc.	17,900	289,443
#*Texas Roadhouse, Inc.	54,800	609,924
Thor Industries, Inc.	21,079	503,999
*Ticketmaster Entertainment, Inc.	20,847	168,861
Tiffany & Co.	7,800	232,674
#*Timberland Co. Class A	40,812	556,676
Time Warner Cable, Inc.	58,725	1,941,448
Time Warner, Inc.	198,927	5,303,394
#TJX Companies, Inc. (The)	11,000	398,530
#*Toll Brothers, Inc.	46,900	917,364
*Town Sports International Holdings, Inc.	9,500	32,015
*Tractor Supply Co.	10,000	479,700
#*True Religion Apparel, Inc.	5,300	118,508
*TRW Automotive Holdings Corp.	82,200	1,383,426
*Tuesday Morning Corp.	16,134	74,862
Tupperware Corp.	6,200	211,234
*Tween Brands, Inc.	7,900	57,196
*U.S. Auto Parts Network, Inc.	3,336	14,712
*Ulta Salon, Cosmetics & Fragrance, Inc.	12,273	139,053
#*Under Armour, Inc. Class A	2,300	55,867
*Unifi, Inc.	29,099	61,108
Unifirst Corp.	12,200	474,824
*Universal Electronics, Inc.	12,010	253,531
#*Universal Technical Institute, Inc.	11,850	188,059
#*Urban Outfitters, Inc.	5,900	141,836
#V.F. Corp.	6,400	414,016
#*Vail Resorts, Inc.	27,116	775,789
*Valassis Communications, Inc.	8,476	96,542
Value Line, Inc.	1,841	58,525
*ValueVision Media, Inc. Class A	9,281	28,585
*VCG Holding Corp.	815	1,646
#*Viacom, Inc. Class A	1,729	42,672
#*Viacom, Inc. Class B	16,600	384,456
#*Volcom, Inc.	17,644	214,022
*Voyager Learning Co.	5,149	22,141
WABCO Holdings, Inc.	6,400	121,664
*Walking Co. Holdings, Inc. (The)	3,900	7,293
#*Warnaco Group, Inc.	22,700	824,691
*Warner Music Group Corp.	27,232	153,044
Washington Post Co.	2,200	993,300
#Weight Watchers International, Inc.	3,500	97,580
*Wells-Gardner Electronics Corp.	4,194	5,033
*Wendy’s/Arby’s Group, Inc.	182,259	834,746
*West Marine, Inc.	18,575	165,132
*Wet Seal, Inc. Class A (The)	76,735	253,225
#Weyco Group, Inc.	6,617	157,352
#Whirlpool Corp.	22,057	1,259,234
Wiley (John) & Sons, Inc. Class A	5,200	165,828
#Wiley (John) & Sons, Inc. Class B	800	25,608
*Williams Controls, Inc.	1,601	9,606
#Williams-Sonoma, Inc.	36,006	506,244
*Winmark Corp.	391	6,979
*Winnebago Industries, Inc.	20,550	216,186
#*WMS Industries, Inc.	9,900	357,984
Wolverine World Wide, Inc.	18,419	443,898

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
World Wrestling Entertainment, Inc.	8,500	$111,605
*WPT Enterprises, Inc.	4,665	6,298
#Wyndham Worldwide Corp.	120,539	1,681,519
#*Wynn Resorts, Ltd.	1,300	66,521
*Zale Corp.	33,500	198,320
#*Zumiez, Inc.	21,467	205,010

Total Consumer Discretionary		179,132,719

Consumer Staples — (4.3%)
#Alberto-Culver Co.	24,500	627,690
Alico, Inc.	3,865	122,289
*Alliance One International, Inc.	87,960	364,154
Altria Group, Inc.	46,200	809,886
#*American Italian Pasta Co.	800	25,168
Andersons, Inc. (The)	11,914	383,869
#Archer-Daniels-Midland Co.	36,818	1,108,958
Arden Group, Inc. Class A	1,100	139,095
B&G Foods, Inc.	27,295	227,913
*Bare Escentuals, Inc.	2,600	23,036
#*BJ’s Wholesale Club, Inc.	9,100	303,485
#*Boston Beer Co., Inc. Class A	3,300	102,927
*Bridgford Foods Corp.	2,200	19,536
#Brown-Forman Corp. Class A	1,000	47,030
Brown-Forman Corp. Class B	3,250	142,838
#Bunge, Ltd.	18,235	1,275,903
*Calavo Growers, Inc.	6,758	137,187
#Cal-Maine Foods, Inc.	11,300	332,559
#Casey’s General Stores, Inc.	16,800	460,824
CCA Industries, Inc.	1,800	6,822
*Central European Distribution Corp.	18,558	532,800
*Central Garden & Pet Co.	21,139	259,164
*Central Garden & Pet Co. Class A	10,510	118,658
*Chattem, Inc.	3,900	244,413
*Chiquita Brands International, Inc.	69,280	848,680
#Church & Dwight Co., Inc.	6,800	401,064
Coca-Cola Bottling Co.	3,300	186,516
Coca-Cola Enterprises, Inc.	143,260	2,691,855
#*Coffee Holding Co., Inc.	1,900	6,859
ConAgra, Inc.	21,650	424,990
*Constellation Brands, Inc. Class A	31,465	429,812
*Constellation Brands, Inc. Class B	500	6,745
Corn Products International, Inc.	35,860	1,004,080
#Costco Wholesale Corp.	6,726	332,937
*Craft Brewers Alliance, Inc.	2,630	4,971
#CVS Caremark Corp.	88,513	2,963,415
*Darling International, Inc.	21,433	151,317
*Dean Foods Co.	10,500	222,495
Del Monte Foods Co.	191,614	1,850,991
#Diamond Foods, Inc.	9,889	278,870
#*Diedrich Coffee, Inc.	2,316	55,051
#*Dr Pepper Snapple Group, Inc.	1,334	32,830
*Elizabeth Arden, Inc.	20,613	197,885
*Energizer Holdings, Inc.	400	25,624
Farmer Brothers Co.	14,931	335,649
#Flowers Foods, Inc.	20,051	473,805
*Fresh Del Monte Produce, Inc.	914	19,569
General Mills, Inc.	9,300	547,863
Golden Enterprises, Inc.	3,765	9,412
*Great Atlantic & Pacific Tea, Inc.	23,439	135,243
#*Green Mountain Coffee, Inc.	14,100	993,204
Griffin Land & Nurseries, Inc. Class A	3,322	101,853

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#*Hain Celestial Group, Inc.	44,460	$738,481
#*Hansen Natural Corp.	1,200	37,212
Hormel Foods Corp.	8,189	294,067
*HQ Sustainable Maritime Industries, Inc.	10,992	94,201
*IGI Labratories, Inc.	3,128	3,941
Imperial Sugar Co.	8,856	117,696
Ingles Market, Inc. Class A	12,373	206,753
#*Integrated Biopharma, Inc.	900	81
Inter Parfums, Inc.	23,530	240,477
J & J Snack Foods Corp.	13,292	576,075
J.M. Smucker Co.	46,548	2,328,796
*Katy Industries, Inc.	1,000	1,750
Kraft Foods, Inc.	120,422	3,412,759
#Kroger Co. (The)	12,400	265,112
#Lancaster Colony Corp.	10,500	478,170
#Lance, Inc.	13,429	340,291
#*Lifeway Foods, Inc.	4,096	53,412
#Mannatech, Inc.	25,694	90,186
McCormick & Co., Inc.	5,200	167,544
McCormick & Co., Inc. Voting Common Stock	350	11,414
*Medifast, Inc.	11,980	179,101
*MGP Ingredients, Inc.	2,478	7,186
Molson Coors Brewing Co.	24,636	1,113,794
Molson Coors Brewing Co. Class A	400	17,600
*Monterey Pasta Co.	5,189	7,939
#Nash-Finch Co.	10,300	316,210
*National Beverage Corp.	27,390	292,251
*Natural Alternatives International, Inc.	4,637	29,932
#*Natural Health Trends Corp.	5,046	3,229
*NBTY, Inc.	23,600	854,320
Nu Skin Enterprises, Inc. Class A	13,900	250,339
*Nutraceutical International Corp.	11,692	145,565
Oil-Dri Corp. of America	6,773	106,675
*Omega Protein Corp.	13,400	51,724
*Orchids Paper Products Co.	1,900	43,415
*Overhill Farms, Inc.	7,353	42,059
*Pantry, Inc.	17,478	306,739
*Parlux Fragrances, Inc.	16,718	30,427
*PC Group, Inc.	4,397	2,638
Pepsi Bottling Group, Inc.	13,000	441,350
PepsiAmericas, Inc.	43,418	1,162,734
Philip Morris International, Inc.	36,900	1,719,540
*Physicians Formula Holdings, Inc.	880	1,426
*Prestige Brands Holdings, Inc.	65,760	429,413
*PriceSmart, Inc.	13,300	216,923
Procter & Gamble Co.	74,000	4,107,740
*Ralcorp Holdings, Inc.	7,500	476,325
Reliv’ International, Inc.	4,060	12,992
*Revlon, Inc.	13,564	82,198
#Reynolds American, Inc.	11,000	478,610
Rocky Mountain Chocolate Factory, Inc.	5,450	44,200
#Ruddick Corp.	15,600	366,600
Safeway, Inc.	23,400	442,962
Sanderson Farms, Inc.	11,768	478,722
*Sanfilippo (John B.) & Son, Inc.	5,507	47,911
#Sara Lee Corp.	40,500	430,920
*Schiff Nutrition International, Inc.	8,148	46,199
*Seneca Foods Corp. Class A	2,805	71,836
*Seneca Foods Corp. Class B	954	24,317
*Smart Balance, Inc.	51,993	318,717
#*Smithfield Foods, Inc.	140,714	1,906,675

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Spartan Stores, Inc.	13,100	$168,859
#*Star Scientific, Inc.	50,500	52,015
Stephan Co. (The)	1,500	3,675
SUPERVALU, Inc.	68,201	1,011,421
*Susser Holdings Corp.	7,687	90,476
Tasty Baking Co.	4,151	29,970
*Tofutti Brands, Inc.	799	1,119
#Tootsie Roll Industries, Inc.	20,228	488,506
#*TreeHouse Foods, Inc.	26,330	854,409
Tyson Foods, Inc. Class A	133,301	1,523,630
#*United Natural Foods, Inc.	18,500	500,055
United-Guardian, Inc.	1,200	11,280
Universal Corp.	24,000	913,680
#*USANA Health Services, Inc.	4,673	155,845
#Vector Group, Ltd.	10,783	160,235
Village Super Market, Inc.	2,270	66,125
#Walgreen Co.	11,197	347,667
Wal-Mart Stores, Inc.	42,300	2,109,924
WD-40 Co.	7,236	218,744
Weis Markets, Inc.	23,294	770,333
Whole Foods Market, Inc.	4,700	113,693
*Winn-Dixie Stores, Inc.	59,401	841,712
*Zapata Corp.	9,082	68,660

Total Consumer Staples		59,619,693

Energy — (6.9%)
*Abraxas Petroleum Corp.	18,724	17,975
*Adams Resources & Energy, Inc.	3,393	53,100
#*Allis-Chalmers Energy, Inc.	28,400	65,320
Alon USA Energy, Inc.	35,500	356,065
#*Alpha Natural Resources, Inc.	14,000	466,340
*American Oil & Gas, Inc.	7,969	9,722
Anadarko Petroleum Corp.	58,467	2,818,109
Apache Corp.	25,800	2,165,910
*Approach Resources, Inc.	2,300	16,123
#Arch Coal, Inc.	18,267	318,028
*Arena Resources, Inc.	6,200	202,306
*Atlas America, Inc.	27,994	562,959
#*ATP Oil & Gas Corp.	25,500	197,625
#*Atwood Oceanics, Inc.	8,204	236,603
#Baker Hughes, Inc.	17,387	704,174
*Barnwell Industries, Inc.	3,656	14,258
*Basic Energy Services, Inc.	22,900	154,575
Berry Petroleum Corp. Class A	21,400	507,608
*Bill Barrett Corp.	16,897	533,776
BJ Services Co.	10,613	150,492
*Bolt Technology Corp.	5,566	62,896
*BPZ Resources, Inc.	7,000	50,400
*Brigham Exploration Co.	35,362	172,567
*Bristow Group, Inc.	26,280	869,868
#*Bronco Drilling Co., Inc.	23,115	97,083
Cabot Oil & Gas Corp.	11,100	389,943
*Cal Dive International, Inc.	60,706	542,105
*Callon Petroleum Co.	8,287	13,922
#*Cameron International Corp.	7,640	238,597
#*Cano Petroleum, Inc.	2,900	2,059
#CARBO Ceramics, Inc.	15,100	629,519
#*Carrizo Oil & Gas, Inc.	6,800	129,200
#*Cheniere Energy, Inc.	22,270	66,142
Chesapeake Energy Corp.	51,790	1,110,378
#Chevron Corp.	79,607	5,530,298

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Cimarex Energy Co.	60,950	$2,180,791
*Clayton Williams Energy, Inc.	7,400	142,672
*Clean Energy Fuels Corp.	9,600	88,704
*CNX Gas Corp.	7,000	205,730
*Complete Production Services, Inc.	38,600	318,836
*Comstock Resources, Inc.	10,000	385,000
*Concho Resources, Inc.	11,600	356,120
ConocoPhillips	197,546	8,634,736
CONSOL Energy, Inc.	800	28,424
#*Contango Oil & Gas Co.	5,050	234,270
#*Continental Resources, Inc.	487	16,475
*CREDO Petroleum Corp.	7,803	98,786
*Crosstex Energy, Inc.	7,200	27,864
*CVR Energy, Inc.	23,600	201,544
*Dawson Geophysical Co.	5,450	165,735
Delek US Holdings, Inc.	54,500	464,340
*Delta Petroleum Corp.	29,581	56,796
#*Denbury Resources, Inc.	13,200	219,120
Devon Energy Corp.	34,026	1,976,570
#Diamond Offshore Drilling, Inc.	3,300	296,571
*Double Eagle Petroleum Co.	7,874	32,520
*Dresser-Rand Group, Inc.	4,200	122,262
*Dril-Quip, Inc.	7,700	325,633
#*Dune Energy, Inc.	18,600	2,232
#*Edge Petroleum Corp.	6,757	2,805
*Encore Acquisition Co.	42,400	1,509,440
*ENGlobal Corp.	20,650	100,153
ENSCO International, Inc.	16,023	607,111
#EOG Resources, Inc.	15,103	1,118,075
*Evolution Petroleum Corp.	9,988	29,964
*EXCO Resources, Inc.	80,100	1,100,574
*Exterran Holdings, Inc.	35,288	613,658
Exxon Mobil Corp.	66,600	4,687,974
#*FMC Technologies, Inc.	1,600	69,600
#*Forest Oil Corp.	41,430	698,096
#Foundation Coal Holdings, Inc.	5,100	183,243
#Frontier Oil Corp.	37,500	521,250
*FX Energy, Inc.	19,566	78,068
#General Maritime Corp.	38,112	317,473
*Geokinetics, Inc.	4,031	58,611
#*GeoResources, Inc.	7,900	82,713
*Global Industries, Ltd.	21,861	149,311
#*GMX Resources, Inc.	5,200	60,476
#*Goodrich Petroleum Corp.	2,800	71,820
Gulf Island Fabrication, Inc.	8,523	123,584
*Gulfmark Offshore, Inc.	16,800	537,600
*Gulfport Energy Corp.	25,213	175,735
*Harvest Natural Resources, Inc.	50,500	326,735
*Helix Energy Solutions Group, Inc.	69,769	731,877
#Helmerich & Payne, Inc.	19,900	683,764
*Hercules Offshore, Inc.	7,100	33,654
Hess Corp.	19,700	1,087,440
*HKN, Inc.	5,544	13,416
Holly Corp.	26,117	555,509
*Hornbeck Offshore Services, Inc.	18,900	411,642
Houston American Energy Corp.	479	1,471
*Infinity, Inc.	6,600	3,960
*International Coal Group, Inc.	20,700	64,170
#*ION Geophysical Corp.	56,828	152,867
*James River Coal Co.	7,400	137,418
*Key Energy Group, Inc.	15,200	105,488

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Lufkin Industries, Inc.	11,031	$500,807
Marathon Oil Corp.	94,908	3,060,783
*Mariner Energy, Inc.	51,771	620,734
#Massey Energy Co.	34,477	917,088
*Matrix Service Co.	21,574	218,545
*McMoran Exploration Co.	5,600	35,616
*Meridian Resource Corp.	32,383	10,686
*Mitcham Industries, Inc.	10,465	46,674
#Murphy Oil Corp.	13,000	756,600
#*Nabors Industries, Ltd.	48,578	826,798
*NATCO Group, Inc. Class A	8,100	292,086
#*National-Oilwell, Inc.	32,963	1,184,690
*Natural Gas Services Group, Inc.	13,910	191,819
*New Concept Energy, Inc.	228	1,598
*Newfield Exploration Co.	43,600	1,714,788
*Newpark Resources, Inc.	57,294	150,683
Noble Energy, Inc.	11,700	715,104
*Northern Oil & Gas, Inc.	2,600	17,134
Occidental Petroleum Corp.	26,000	1,854,840
*Oceaneering International, Inc.	3,400	173,128
*Oil States International, Inc.	33,148	898,974
*OMNI Energy Services Corp.	300	615
#Overseas Shipholding Group, Inc.	29,609	1,017,069
*OYO Geospace Corp.	1,612	38,495
Panhandle Royalty Co.	4,629	116,697
*Parallel Petroleum Corp.	17,100	34,200
*Parker Drilling Co.	78,992	364,943
*Patriot Coal Corp.	12,060	100,942
Patterson-UTI Energy, Inc.	65,530	904,969
Peabody Energy Corp.	6,800	225,148
Penn Virginia Corp.	24,800	476,408
#*Petrohawk Energy Corp.	47,240	1,146,987
*Petroleum Development Corp.	22,819	384,272
#*PetroQuest Energy, Inc.	23,100	77,385
*PHI, Inc. Non-Voting	11,103	242,490
*PHI, Inc. Voting	500	10,423
*Pioneer Drilling Co.	37,600	164,688
Pioneer Natural Resources Co.	54,700	1,561,685
*Plains Exploration & Production Co.	44,851	1,284,981
*Pride International, Inc.	54,746	1,372,482
#*Pyramid Oil Co.	500	2,605
#*Quicksilver Resources, Inc.	8,705	99,759
#Range Resources Corp.	10,500	487,305
*Rex Energy Corp.	7,700	45,584
*Rosetta Resources, Inc.	45,496	471,794
#Rowan Companies, Inc.	45,553	971,646
#*Royale Energy, Inc.	3,000	6,450
#RPC, Inc.	38,850	319,347
*SEACOR Holdings, Inc.	19,732	1,568,299
Smith International, Inc.	15,879	399,039
#Southern Union Co.	12,700	246,126
#*Southwestern Energy Co.	7,400	306,582
#Spectra Energy Corp.	4,800	88,128
#St. Mary Land & Exploration Co.	31,532	752,669
*Stone Energy Corp.	26,756	290,570
#*SulphCo, Inc.	7,400	8,288
Sunoco, Inc.	41,989	1,036,708
*Superior Energy Services, Inc.	12,868	213,480
*Superior Well Services, Inc.	17,155	112,022
*Swift Energy Corp.	28,870	568,739
*Syntroleum Corp.	2,427	6,674

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*T-3 Energy Services, Inc.	8,900	$120,595
#Tesoro Petroleum Corp.	66,340	868,391
#*Teton Energy Corp.	11,700	2,925
*TETRA Technologies, Inc.	51,500	397,065
*TGC Industries, Inc.	16,273	74,205
Tidewater, Inc.	17,939	807,255
*Toreador Resources Corp.	6,800	46,716
*Trico Marine Services, Inc.	16,502	72,609
#*TXCO Resources, Inc.	21,243	5,842
*Union Drilling, Inc.	16,003	114,421
*Unit Corp.	29,463	933,682
#*USEC, Inc.	117,103	453,189
*VAALCO Energy, Inc.	39,608	175,463
Valero Energy Corp.	67,713	1,218,834
*Venoco, Inc.	2,300	20,332
*Verenium Corp.	20,900	12,122
W&T Offshore, Inc.	39,300	420,117
*Warren Resources, Inc.	37,100	87,185
#*Western Refining, Inc.	44,600	290,346
*Westmoreland Coal Co.	2,720	21,461
*Whiting Petroleum Corp.	32,028	1,472,007
*Willbros Group, Inc.	24,400	336,476
#World Fuel Services Corp.	11,520	505,267
XTO Energy, Inc.	28,189	1,134,043

Total Energy		94,550,937

Financials — (18.0%)
*1st Constitution Bancorp.	2,073	15,361
1st Source Corp.	20,920	345,389
21st Century Holding Co.	6,300	24,444
*Abigail Adams National Bancorp, Inc.	746	1,902
Abington Bancorp, Inc.	28,638	234,259
Access National Corp.	6,073	38,624
Advance America Cash Advance Centers, Inc.	48,198	266,053
*Advanta Corp. Class B	18,813	6,208
*Affiliated Managers Group, Inc.	1,375	90,778
*Affirmative Insurance Holdings, Inc.	2,236	8,720
#AFLAC, Inc.	11,100	420,246
#*Allegheny Corp.	5,764	1,559,162
Alliance Bancorp, Inc. of Pennsylvania	3,299	28,701
Alliance Financial Corp.	2,074	58,881
Allied World Assurance Co. Holdings, Ltd.	10,684	464,327
Allstate Corp.	86,740	2,334,173
*Amcore Financial, Inc.	18,620	16,944
#American Capital, Ltd.	62,280	224,831
*American Equity Investment Life Holding Co.	28,800	208,512
#American Express Co.	15,630	442,798
American Financial Group, Inc.	129,237	3,152,090
*American Independence Corp.	2,505	11,523
American National Bankshares, Inc.	4,568	105,018
American National Insurance Co.	19,006	1,502,424
American Physicians Capital, Inc.	5,099	226,855
American River Bankshares	4,347	39,123
*American Safety Insurance Holdings, Ltd.	4,200	69,006
*American Spectrum Realty, Inc.	200	3,110
#*American West Bancorporation	8,355	3,258
#*AmeriCredit Corp.	99,218	1,556,730
Ameriprise Financial, Inc.	88,108	2,449,402
Ameris Bancorp.	7,941	51,458
*Amerisafe, Inc.	18,400	305,992
*AmeriServe Financial, Inc.	16,985	29,894

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
AmTrust Financial Services, Inc.	38,662	$472,450
*Anchor Bancorp Wisconsin, Inc.	15,078	20,506
AON Corp.	15,000	591,750
*Appalachian Bancshares, Inc.	2,100	1,764
*Argo Group International Holdings, Ltd.	24,183	812,549
Arrow Financial Corp.	7,020	196,771
Aspen Insurance Holdings, Ltd.	18,779	467,034
#*Asset Acceptance Capital Corp.	26,584	205,760
#Associated Banc-Corp.	85,278	924,414
Assurant, Inc.	27,280	696,186
Assured Guaranty, Ltd.	18,386	256,852
#ASTA Funding, Inc.	7,000	44,870
#Astoria Financial Corp.	22,100	214,591
*Atlantic American Corp.	5,179	3,965
Atlantic Coast Federal Corp.	5,334	10,028
Auburn National Bancorporation, Inc.	831	20,401
*Avatar Holdings, Inc.	4,770	102,316
Axis Capital Holdings, Ltd.	19,094	543,415
#*B of I Holding, Inc.	4,699	33,128
Baldwin & Lyons, Inc. Class A	489	10,758
Baldwin & Lyons, Inc. Class B	9,315	201,856
BancFirst Corp.	10,919	391,228
Bancorp Rhode Island, Inc.	2,945	65,084
*Bancorp, Inc. (The)	8,500	61,115
#BancorpSouth, Inc.	29,315	659,588
#BancTrust Financial Group, Inc.	6,967	19,299
Bank Mutual Corp.	46,438	456,950
Bank of America Corp.	442,647	6,546,749
Bank of Commerce Holdings	4,452	20,791
*Bank of Florida Corp.	7,291	24,716
*Bank of Granite Corp.	6,425	14,456
Bank of Hawaii Corp.	5,400	207,198
Bank of New York Mellon Corp.	72,356	1,978,213
#Bank of the Ozarks, Inc.	14,210	359,229
#*BankAtlantic Bancorp, Inc.	3,285	13,797
BankFinancial Corp.	26,672	284,057
#Banner Corp.	15,519	62,231
Bar Harbor Bankshares	2,177	76,848
#BB&T Corp.	39,590	905,819
#BCB Bancorp, Inc.	2,765	24,028
*BCSB Bancorp, Inc.	1,226	10,004
*Beach First National Bancshares, Inc.	900	1,791
Beacon Federal Bancorp, Inc.	3,387	30,483
*Beneficial Mutual Bancorp, Inc.	25,286	225,804
*Berkshire Bancorp, Inc.	1,025	8,405
Berkshire Hills Bancorp, Inc.	11,648	266,273
*Beverly Hills Bancorp, Inc.	3,108	37
Beverly National Corp.	1,663	34,923
BGC Partners, Inc. Class A	18,265	83,471
#BlackRock, Inc.	3,400	647,836
*BNCCORP, Inc.	700	4,035
#BOK Financial Corp.	12,011	503,141
#Boston Private Financial Holdings, Inc.	34,308	157,131
#*Bridge Bancorp, Inc.	300	8,523
*Broadpoint Gleacher Securities, Inc.	50,918	317,219
Brookline Bancorp, Inc.	59,035	687,758
Brooklyn Federal Bancorp, Inc.	5,839	72,812
#Brown & Brown, Inc.	45,700	876,526
#Bryn Mawr Bank Corp.	6,007	110,108
C&F Financial Corp.	1,400	26,250
Cadence Financial Corp.	8,374	12,561

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
California First National Bancorp.	5,536	$64,827
Camco Financial Corp.	3,400	7,140
Camden National Corp.	5,047	169,428
Capital Bank Corp.	2,758	14,700
#Capital City Bank Group, Inc.	10,648	169,942
Capital One Financial Corp.	60,269	1,850,258
Capital Properties, Inc.	154	1,194
—*Capital Properties, Inc. Class B	154	—
Capital Southwest Corp.	2,400	196,968
#*Capitol Bancorp, Ltd.	17,260	75,944
#Capitol Federal Financial	7,012	258,252
Cardinal Financial Corp.	29,059	226,370
*Cardtronics, Inc.	1,500	6,315
*Carolina Bank Holdings, Inc.	1,000	3,800
Carrollton Bancorp.	627	3,850
Carver Bancorp, Inc.	500	3,000
Cascade Financial Corp.	5,500	9,295
#Cash America International, Inc.	18,100	483,813
#Cathay General Bancorp.	39,429	359,592
#*CB Richard Ellis Group, Inc.	2,800	30,520
#Center Bancorp, Inc.	13,980	125,960
*Center Financial Corp.	18,070	59,450
Centerstate Banks, Inc.	6,702	46,847
Central Bancorp, Inc.	300	2,400
*Central Jersey Bancorp.	2,415	13,741
*Central Pacific Financial Corp.	44,100	95,697
Central Virginia Bankshares, Inc.	1,374	5,496
Centrue Financial Corp.	1,210	6,655
Century Bancorp, Inc. Class A	1,200	25,908
CFS Bancorp, Inc.	1,879	7,347
Charter Financial Corp.	243	3,432
#Chemical Financial Corp.	21,557	468,434
*Chicopee Bancorp, Inc.	3,881	50,686
Chubb Corp.	45,208	2,087,705
Cincinnati Financial Corp.	97,478	2,354,094
#*CIT Group, Inc.	70,358	61,211
Citizens Community Bancorp, Inc.	3,663	21,319
*Citizens First Corp.	1,000	4,900
Citizens Holding Co.	700	20,181
*Citizens Republic Bancorp, Inc.	24,459	13,942
Citizens South Banking Corp.	4,832	24,909
#*Citizens, Inc.	33,392	234,412
#City Holding Co.	12,332	397,337
#City National Corp.	24,384	961,705
CKX Lands, Inc.	1,400	16,478
Clifton Savings Bancorp, Inc.	22,512	242,904
CME Group, Inc.	2,394	667,519
#CNA Financial Corp.	123,408	2,104,106
*CNA Surety Corp.	60,376	949,111
#CNB Financial Corp.	2,709	47,949
CoBiz Financial, Inc.	19,538	88,116
Codorus Valley Bancorp, Inc.	1,838	12,259
Cohen & Steers, Inc.	3,400	62,118
*Colonial Bankshares, Inc.	600	4,650
Colony Bankcorp, Inc.	2,160	16,200
#*Columbia Bancorp.	3,500	6,580
Columbia Banking System, Inc.	13,523	164,169
Comerica, Inc.	81,229	1,936,499
Comm Bancorp, Inc.	1,000	38,330
Commerce Bancshares, Inc.	13,840	507,374
Commercial National Financial Corp.	1,311	23,113

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Commonwealth Bankshares, Inc.	5,988	$37,305
#*Community Bancorp.	4,800	3,264
#Community Bank System, Inc.	32,393	587,285
*Community Capital Corp.	239	848
#Community Trust Bancorp, Inc.	12,418	337,149
*Community West Bancshares	1,100	2,816
Compass Diversified Holdings	13,429	120,861
*CompuCredit Holdings Corp.	26,180	78,278
*Conseco, Inc.	126,823	394,420
Consolidated-Tokoma Land Co.	4,000	149,120
*Consumer Portfolio Services, Inc.	8,702	6,483
*Cooperative Bankshares, Inc.	80	1
#*Corus Bankshares, Inc.	9,594	2,398
*Cowen Group, Inc.	14,616	107,574
*Cowlitz Bancorporation	900	1,674
*Crawford & Co. Class A	4,500	16,155
*Crawford & Co. Class B	6,169	29,920
*Credit Acceptance Corp.	2,800	74,172
*Crescent Financial Corp.	4,750	19,237
#Cullen Frost Bankers, Inc.	12,700	609,981
CVB Financial Corp.	58,808	443,412
Danvers Bancorp, Inc.	12,100	151,855
Delphi Financial Group, Inc. Class A	45,687	1,088,721
*Delta Financial Corp.	9,262	—
*Diamond Hill Investment Group, Inc.	100	5,664
Dime Community Bancshares	26,095	314,184
#Discover Financial Services	235,869	2,802,124
#*Dollar Financial Corp.	20,280	318,396
Donegal Group, Inc. Class A	20,351	320,528
Donegal Group, Inc. Class B	3,662	52,440
Duff & Phelps Corp.	1,100	19,943
East West Bancorp, Inc.	73,767	652,100
Eastern Insurance Holdings, Inc.	8,565	81,710
Eastern Virginia Bankshares, Inc.	2,937	25,669
#Eaton Vance Corp.	1,900	54,378
ECB Bancorp, Inc.	500	8,120
#*eHealth, Inc.	11,764	191,047
EMC Insurance Group, Inc.	10,509	254,213
Employers Holdings, Inc.	26,159	364,133
*Encore Bancshares, Inc.	800	6,464
*Encore Capital Group, Inc.	22,216	274,590
#Endurance Specialty Holdings, Ltd.	60,188	2,008,474
*Enstar Group, Ltd.	2,762	165,306
Enterprise Bancorp, Inc.	4,510	65,350
Enterprise Financial Services Corp.	9,653	104,156
Erie Indemnity Co.	10,793	404,198
ESB Financial Corp.	9,145	135,620
ESSA Bancorp, Inc.	17,135	230,808
Evans Bancorp, Inc.	968	13,194
Evercore Partners, Inc. Class A	577	11,350
Everest Re Group, Ltd.	17,557	1,408,423
*EZCORP, Inc. Class A	14,600	184,690
#F.N.B. Corp.	46,891	363,874
Farmers Capital Bank Corp.	4,778	98,522
#FBL Financial Group, Inc. Class A	23,540	230,927
*FCStone Group, Inc.	1,300	7,267
Federal Agriculture Mortgage Corp. Class A	200	800
Federal Agriculture Mortgage Corp. Class C	5,100	31,518
#Federated Investors, Inc.	3,300	85,569
Fidelity Bancorp, Inc.	517	3,505
Fidelity National Financial, Inc.	164,569	2,361,565

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Fidelity Southern Corp.	4,087	$10,218
Fifth Third Bancorp.	156,547	1,487,196
#Financial Federal Corp.	25,902	525,293
Financial Institutions, Inc.	9,553	141,002
*First Acceptance Corp.	27,407	71,806
First Advantage Bancorp.	1,898	18,221
First American Corp.	86,160	2,546,028
First Bancorp (318672102)	3,300	10,230
First Bancorp (318910106)	13,641	248,403
First Bancorp of Indiana, Inc.	200	1,430
First Bancorp, Inc.	4,772	93,388
*First Bancshares, Inc.	700	6,374
#First Busey Corp.	30,415	190,094
First Business Financial Services, Inc.	1,805	17,427
*First California Financial Group, Inc.	2,500	14,175
#*First Cash Financial Services, Inc.	10,205	191,854
First Citizens BancShares, Inc.	3,400	482,902
#First Commonwealth Financial Corp.	73,700	491,579
First Community Bancshares, Inc.	5,392	73,331
First Defiance Financial Corp.	3,821	58,194
First Federal Bancshares of Arkansas, Inc.	6,531	24,328
*First Federal Bankshares, Inc.	700	1,267
*First Federal of Northern Michigan Bancorp, Inc.	800	1,580
First Financial Bancorp.	25,935	224,078
#First Financial Bankshares, Inc.	10,400	547,768
First Financial Corp.	10,862	352,906
First Financial Holdings, Inc.	11,203	160,427
First Financial Northwest, Inc.	12,201	94,680
#First Financial Service Corp.	1,170	19,878
*First Horizon National Corp.	124,452	1,595,475
*First Keystone Financial, Inc.	452	4,068
First M&F Corp.	4,726	20,700
*First Marblehead Corp.	1,900	3,477
#*First Mariner Bancorp, Inc.	1,155	1,559
First Merchants Corp.	17,920	141,747
First Mercury Financial Corp.	20,455	295,575
First Midwest Bancorp, Inc.	35,966	300,676
First Niagara Financial Group, Inc.	85,353	1,122,392
First PacTrust Bancorp, Inc.	2,422	19,376
First Place Financial Corp.	19,510	54,043
#*First Regional Bancorp.	8,100	7,776
First Security Group, Inc.	10,394	40,017
First South Bancorp, Inc.	7,552	97,421
*First State Financial Corp.	539	199
First United Corp.	3,697	42,515
First West Virginia Bancorp, Inc.	317	3,406
Firstbank Corp.	2,082	14,628
*FirstCity Financial Corp.	6,800	37,604
#*FirstFed Financial Corp.	1,194	454
FirstMerit Corp.	44,196	825,581
*Flagstar Bancorp, Inc.	17,209	15,488
Flagstone Reinsurance Holdings, Ltd.	14,500	146,450
Flushing Financial Corp.	20,700	219,627
#FNB United Corp.	5,050	9,444
*Forest City Enterprises, Inc. Class A	9,300	66,402
*Forest City Enterprises, Inc. Class B	1,000	7,120
*Forestar Group, Inc.	1,700	22,134
*Fox Chase Bancorp, Inc.	6,089	60,098
*FPIC Insurance Group, Inc.	9,303	319,558
#*Franklin Credit Holding Corp.	1,100	913
#Franklin Resources, Inc.	4,267	378,398

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Frontier Financial Corp.	16,864	$15,178
#Fulton Financial Corp.	137,508	929,554
#*FX Real Estate & Entertainment, Inc.	3,380	211
*GAINSCO, Inc.	1,024	13,210
Gallagher (Arthur J.) & Co.	9,100	208,390
GAMCO Investors, Inc.	2,600	118,690
Genworth Financial, Inc.	193,707	1,336,578
#German American Bancorp, Inc.	10,812	194,508
GFI Group, Inc.	36,600	236,070
#Glacier Bancorp, Inc.	22,050	343,318
Goldman Sachs Group, Inc.	21,070	3,440,731
#Great Southern Bancorp, Inc.	10,702	224,742
*Greene Bancshares, Inc.	11,638	69,246
#Greenhill & Co., Inc.	3,600	271,152
*Greenlight Capital Re, Ltd. Class A	19,760	362,201
GS Financial Corp.	727	11,069
*Guaranty Bancorp.	14,835	26,555
*Guaranty Federal Bancshares, Inc.	1,886	12,664
#*Guaranty Financial Group, Inc.	1,700	204
#*Habersham Bancorp.	202	525
*Hallmark Financial Services, Inc.	22,381	146,819
Hampden Bancorp, Inc.	3,195	34,027
#Hampton Roads Bankshares, Inc.	6,997	36,035
Hancock Holding Co.	8,900	359,471
*Hanmi Financial Corp.	26,100	45,936
Hanover Insurance Group, Inc.	50,046	1,967,308
#Harleysville Group, Inc.	22,092	685,294
Harleysville National Corp.	30,153	165,238
Harleysville Savings Financial Corp.	2,678	40,063
*Harrington West Financial Group, Inc.	2,606	2,867
*Harris & Harris Group, Inc.	22,012	142,638
Hartford Financial Services Group, Inc.	70,061	1,155,306
Hawthorn Bancshares, Inc.	1,042	10,634
#HCC Insurance Holdings, Inc.	93,600	2,349,360
#Heartland Financial USA, Inc.	9,917	167,002
Hercules Technology Growth Capital, Inc.	411	4,024
*Heritage Commerce Corp.	12,448	50,663
*Heritage Financial Corp.	8,107	104,175
Heritage Financial Group	4,875	45,679
HF Financial Corp.	2,308	27,465
*HFF, Inc.	4,394	20,344
*Hilltop Holdings, Inc.	47,574	570,888
Hingham Institution for Savings	389	13,168
*HMN Financial, Inc.	987	3,997
#Home Bancshares, Inc.	16,176	351,990
Home Federal Bancorp, Inc.	18,329	208,767
HopFed Bancorp, Inc.	550	6,281
Horace Mann Educators Corp.	10,800	122,580
Horizon Bancorp.	1,495	24,264
#*Horizon Financial Corp.	7,932	9,915
Hudson City Bancorp, Inc.	69,632	979,026
#Huntington Bancshares, Inc.	177,739	726,953
IBERIABANK Corp.	12,978	607,890
#*Imperial Capital Bancorp, Inc.	600	168
*Independence Holding Co.	9,556	63,547
Independent Bank Corp. (453836108)	16,772	357,747
#Independent Bank Corp. (453838104)	5,774	10,104
Indiana Community Bancorp.	2,163	22,387
Infinity Property & Casualty Corp.	13,328	553,645
Integra Bank Corp.	11,844	18,477
#*IntercontinentalExchange, Inc.	5,100	479,706

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Intergroup Corp. (The)	235	$2,507
*International Assets Holding Corp.	3,171	56,444
#International Bancshares Corp.	41,609	548,407
*Intervest Bancshares Corp.	5,400	17,226
Invesco, Ltd.	59,526	1,175,638
*Investment Technology Group, Inc.	21,000	469,350
*Investors Bancorp, Inc.	61,613	609,353
*Investors Capital Holdings, Ltd.	2,848	8,544
Investors Title Co.	1,068	33,236
IPC Holdings, Ltd.	35,049	1,014,318
*Irwin Financial Corp.	3,100	1,984
#Janus Capital Group, Inc.	43,696	596,887
#*Jefferies Group, Inc.	22,500	514,350
Jefferson Bancshares, Inc.	2,270	14,346
#*Jesup & Lamont, Inc.	1,800	648
JMP Group, Inc.	12,200	108,214
#Jones Lang LaSalle, Inc.	3,500	132,860
JPMorgan Chase & Co.	539,281	20,843,211
#*KBW, Inc.	11,248	328,329
Kearny Financial Corp.	55,821	630,219
#Kentucky First Federal Bancorp.	2,317	32,183
KeyCorp.	242,793	1,403,344
#K-Fed Bancorp.	9,735	91,217
*Knight Capital Group, Inc.	30,100	558,957
*LaBranche & Co., Inc.	4,900	18,571
Lakeland Bancorp, Inc.	23,756	214,754
Lakeland Financial Corp.	12,247	239,796
#LandAmerica Financial Group, Inc.	1,700	128
Landmark Bancorp, Inc.	1,574	24,790
Legacy Bancorp, Inc.	7,168	95,406
#Legg Mason, Inc.	64,800	1,823,472
#*Leucadia National Corp.	15,200	372,400
#Life Partners Holdings, Inc.	4,151	89,579
Lincoln National Corp.	90,921	1,926,616
LNB Bancorp, Inc.	3,340	25,250
Loews Corp.	67,067	2,013,351
*Louisiana Bancorp, Inc.	1,400	18,900
LSB Corp.	2,282	24,623
LSB Financial Corp.	426	5,133
#M&T Bank Corp.	55,943	3,262,596
*Macatawa Bank Corp.	13,636	37,635
*Magyar Bancorp, Inc.	1,267	5,068
MainSource Financial Group, Inc.	18,828	126,336
#*Markel Corp.	1,250	394,462
*MarketAxess Holdings, Inc.	31,222	326,582
*Marlin Business Services, Inc.	7,376	49,714
Marsh & McLennan Cos., Inc.	24,200	494,164
#Marshall & Ilsley Corp.	105,994	640,204
#*Maui Land & Pineapple Co., Inc.	4,186	30,558
Max Capital Group, Ltd.	698	13,939
Mayflower Bancorp, Inc.	325	2,434
MB Financial, Inc.	27,140	373,175
#*MBIA, Inc.	250,743	1,050,613
#MBT Financial Corp.	8,765	18,494
*MCG Capital Corp.	43,755	150,080
Meadowbrook Insurance Group, Inc.	73,592	582,113
Medallion Financial Corp.	9,390	73,712
#*Mercantile Bancorp, Inc.	3,683	16,205
Mercantile Bank Corp.	1,506	5,934
Mercer Insurance Group, Inc.	4,614	84,206
Merchants Bancshares, Inc.	3,461	85,798

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Mercury General Corp.	36,400	$1,276,548
*Meridian Interstate Bancorp, Inc.	4,688	43,223
Meta Financial Group, Inc.	50	1,111
MetLife, Inc.	84,340	2,863,343
*Metro BanCorp, Inc.	4,208	76,544
MetroCorp Bancshares, Inc.	5,373	20,847
*MF Global, Ltd.	49,496	315,784
#*MGIC Investment Corp.	30,700	202,620
MicroFinancial, Inc.	6,600	22,176
Mid Penn Bancorp, Inc.	536	8,388
#MidSouth Bancorp, Inc.	3,791	63,689
#*Midwest Banc Holdings, Inc.	11,494	6,437
MidWestOne Financial Group, Inc.	683	5,464
Monroe Bancorp.	979	7,269
Montpelier Re Holdings, Ltd.	14,354	225,071
Morgan Stanley	77,140	2,198,490
MutualFirst Financial, Inc.	3,632	28,221
#*Nara Bancorp, Inc.	24,100	142,190
*NASDAQ OMX Group, Inc. (The)	24,314	513,755
*National Financial Partners Corp.	31,400	235,500
National Interstate Corp.	10,752	193,751
#National Penn Bancshares, Inc.	71,045	353,804
National Security Group, Inc.	147	1,250
*National Western Life Insurance Co. Class A	1,424	189,563
Naugatuck Valley Financial Corp.	126	724
*Navigators Group, Inc.	16,889	832,797
#NBT Bancorp, Inc.	19,587	449,326
*Nelnet, Inc. Class A	30,155	430,915
*New Century Bancorp, Inc.	1,387	8,620
New England Bancshares, Inc.	3,674	22,558
New Hampshire Thrift Bancshares, Inc.	2,909	29,119
New Westfield Financial, Inc.	30,443	295,906
#New York Community Bancorp, Inc.	101,383	1,109,130
NewAlliance Bancshares, Inc.	97,200	1,190,700
*NewBridge Bancorp.	4,946	9,843
*Newport Bancorp, Inc.	641	7,641
*NewStar Financial, Inc.	2,640	7,102
*Nexity Financial Corp.	1,539	277
*North Valley Bancorp.	1,800	7,875
Northeast Bancorp.	400	3,656
Northeast Community Bancorp, Inc.	7,972	60,906
#Northern Trust Corp.	5,300	316,993
Northfield Bancorp, Inc.	21,660	259,270
Northrim Bancorp, Inc.	3,919	57,609
Northwest Bancorp, Inc.	31,690	649,328
Norwood Financial Corp.	1,000	32,360
NYMAGIC, Inc.	4,100	70,889
NYSE Euronext, Inc.	29,648	799,014
Ocean Shore Holding Co.	6,810	48,726
OceanFirst Financial Corp.	10,835	131,862
*Ocwen Financial Corp.	54,877	781,997
Odyssey Re Holdings Corp.	47,000	2,171,400
#Ohio Valley Banc Corp.	1,153	33,967
#Old National Bancorp.	42,200	476,860
Old Republic International Corp.	188,189	1,945,874
#Old Second Bancorp, Inc.	5,660	28,640
OneBeacon Insurance Group, Ltd.	12,545	141,758
optionsXpress Holding, Inc.	16,874	304,913
Oriental Financial Group, Inc.	11,600	163,676
*Oritani Financial Corp.	6,296	86,003
Osage Bancshares, Inc.	1,700	14,875

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*PAB Bankshares, Inc.	2,754	$11,498
#Pacific Capital Bancorp.	31,916	67,662
Pacific Continental Corp.	5,111	54,330
*Pacific Mercantile Bancorp.	8,508	27,651
*Pacific Premier Bancorp, Inc.	2,106	9,161
*Pacific State Bancorp.	400	392
#PacWest Bancorp.	26,100	419,688
Pamrapo Bancorp, Inc.	3,350	29,312
*Park Bancorp, Inc.	200	1,492
#Park National Corp.	11,130	709,537
Parkvale Financial Corp.	3,212	27,944
PartnerRe, Ltd.	21,278	1,459,458
Patriot National Bancorp.	1,500	4,500
Peapack-Gladstone Financial Corp.	4,197	79,824
*Penn Treaty American Corp.	13,300	2,926
#Penns Woods Bancorp, Inc.	1,202	40,664
#*Penson Worldwide, Inc.	20,865	243,495
Peoples Bancorp of North Carolina	3,297	21,430
Peoples Bancorp, Inc. (709788202)	1,500	18,697
Peoples Bancorp, Inc. (709789101)	9,583	175,465
—*Peoples Community Bancorp.	899	548
#*People’s United Financial, Inc.	47,856	777,660
#*PHH Corp.	40,357	739,744
#*Phoenix Companies, Inc. (The)	163,700	360,140
*PICO Holdings, Inc.	16,380	496,805
Pinnacle Bancshares, Inc.	200	1,855
*Pinnacle Financial Partners, Inc.	19,171	299,068
*Piper Jaffray Companies, Inc.	2,000	91,720
Platinum Underwriters Holdings, Ltd.	10,448	352,620
*PMA Capital Corp. Class A	15,119	87,690
*PMI Group, Inc.	6,000	13,800
PNC Financial Services Group, Inc.	32,050	1,174,953
Porter Bancorp, Inc.	6,221	104,388
#*Portfolio Recovery Associates, Inc.	10,383	479,175
*Preferred Bank	6,000	23,040
Premier Financial Bancorp, Inc.	2,162	12,929
Presidential Life Corp.	1,900	16,986
Princeton National Bancorp, Inc.	2,474	40,821
#Principal Financial Group, Inc.	14,180	336,066
PrivateBancorp, Inc.	17,900	444,457
*ProAssurance Corp.	25,900	1,315,202
*Progressive Corp.	16,600	258,628
#Prosperity Bancshares, Inc.	37,500	1,256,625
Protective Life Corp.	52,800	789,360
Providence Community Bancshares, Inc.	300	981
Provident Financial Holdings, Inc.	9,500	72,200
Provident Financial Services, Inc.	47,764	565,526
Provident New York Bancorp.	42,292	410,232
#Prudential Bancorp, Inc. of Pennsylvania	5,398	64,506
Prudential Financial, Inc.	25,800	1,142,166
PSB Holdings, Inc.	3,137	15,293
Pulaski Financial Corp.	6,577	50,906
QC Holdings, Inc.	11,659	62,026
Radian Group, Inc.	19,900	66,267
#Raymond James Financial, Inc.	30,650	628,938
#Regions Financial Corp.	265,655	1,174,195
Reinsurance Group of America, Inc.	59,129	2,453,853
Renasant Corp.	21,793	324,498
Republic Bancorp, Inc. Class A	6,219	149,940
*Republic First Bancorp, Inc.	5,474	38,701
Resource America, Inc.	9,878	59,367

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Rewards Network , Inc.	7,266	$98,018
#*Riskmetrics Group, Inc.	1,400	25,536
*Riverview Bancorp, Inc.	5,833	19,891
#RLI Corp.	15,300	759,033
Rockville Financial, Inc.	14,874	185,033
Roma Financial Corp.	13,694	176,379
Rome Bancorp, Inc.	5,356	46,919
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,880	9,955
Rurban Financial Corp.	3,194	22,901
S&T Bancorp, Inc.	16,071	220,333
S.Y. Bancorp, Inc.	9,145	224,784
Safety Insurance Group, Inc.	16,093	519,160
Salisbury Bancorp, Inc.	856	22,684
Sanders Morris Harris Group, Inc.	16,057	93,612
Sandy Spring Bancorp, Inc.	13,595	220,239
Savannah Bancorp, Inc. (The)	1,871	13,958
SCBT Financial Corp.	7,772	199,663
*Seabright Insurance Holdings	19,615	190,658
Seacoast Banking Corp. of Florida	24,205	52,283
—*Security Bank Corp.	1,821	437
*Security National Financial Corp. Class A	1,379	3,503
#Selective Insurance Group, Inc.	43,565	650,861
Shore Bancshares, Inc.	4,135	80,798
*SI Financial Group, Inc.	2,598	11,951
*Siebert Financial Corp.	9,393	19,256
#Sierra Bancorp.	7,216	100,086
#*Signature Bank	18,100	533,588
Simmons First National Corp. Class A	10,698	320,726
#*SLM Corp.	3,466	30,813
Smithtown Bancorp, Inc.	10,386	120,062
Somerset Hills Bancorp.	964	7,616
South Financial Group, Inc.	92,544	148,996
South Street Financial Corp.	400	1,340
*Southcoast Financial Corp.	3,941	20,454
*Southern Community Financial Corp.	7,908	23,566
*Southern Connecticut Bancorp, Inc.	700	3,815
*Southern First Bancshares, Inc.	1,884	14,752
Southern Missouri Bancorp, Inc.	538	6,085
Southside Bancshares, Inc.	10,456	236,724
Southwest Bancorp, Inc.	14,208	143,075
*Southwest Georgia Financial Corp.	1,854	12,514
#*St. Joe Co. (The)	4,592	129,311
#*StanCorp Financial Group, Inc.	16,250	559,325
State Auto Financial Corp.	38,579	667,031
State Bancorp, Inc.	11,070	97,637
#State Street Corp.	13,779	693,084
StellarOne Corp.	19,142	282,153
Sterling Bancorp.	20,266	163,547
#Sterling Bancshares, Inc.	62,237	502,253
*Sterling Financial Corp.	25,795	71,968
*Stewart Information Services Corp.	10,325	142,175
*Stifel Financial Corp.	9,300	464,349
*Stratus Properties, Inc.	6,255	33,652
Student Loan Corp.	9,504	427,205
Suffolk Bancorp.	6,077	179,272
*Sun American Bancorp.	2,120	615
*Sun Bancorp, Inc.	23,334	104,303
#SunTrust Banks, Inc.	56,615	1,103,992
*Superior Bancorp.	3,990	11,052
Susquehanna Bancshares, Inc.	102,352	538,372
*Sussex Bancorp.	1,090	4,088

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*SVB Financial Group	19,941	$702,920
#SWS Group, Inc.	23,077	317,540
#Synovus Financial Corp.	350,450	1,230,080
#T. Rowe Price Group, Inc.	5,200	242,892
*Taylor Capital Group, Inc.	9,048	61,707
#TCF Financial Corp.	16,325	230,835
*TD Ameritrade Holding Corp.	27,755	514,578
*Team Financial, Inc.	200	2
Teche Holding Co.	1,115	38,189
*Tejon Ranch Co.	3,493	92,355
#*Temecula Valley Bancorp, Inc.	3,347	67
*Tennessee Commerce Bancorp, Inc.	2,100	9,975
—#Teton Advisors, Inc.	39	—
*Texas Capital Bancshares, Inc.	24,800	411,928
TF Financial Corp.	1,506	26,430
#TFS Financial Corp.	11,560	128,316
Thomas Properties Group, Inc.	9,936	13,712
*Thomas Weisel Partners Group, Inc.	27,594	117,274
#*TIB Financial Corp.	4,787	10,005
*Tidelands Bancshares, Inc.	2,183	7,422
*TierOne Corp.	4,900	11,319
Timberland Bancorp, Inc.	2,484	12,867
#Tompkins Financial Corp.	5,730	254,870
#Torchmark Corp.	12,400	484,344
*Tower Financial Corp.	1,049	5,151
#Tower Group, Inc.	20,501	511,910
#TowneBank	5,790	76,775
*Tradestation Group, Inc.	38,394	287,571
Transatlantic Holdings, Inc.	38,423	1,817,792
Travelers Companies, Inc. (The)	73,100	3,148,417
*Tree.com, Inc.	5,974	59,621
#TriCo Bancshares	12,552	208,740
#TrustCo Bank Corp.	29,300	184,297
#Trustmark Corp.	46,300	921,370
#U.S. Bancorp.	47,563	970,761
#UCBH Holdings, Inc.	74,072	89,627
#UMB Financial Corp.	21,996	917,673
Umpqua Holdings Corp.	75,644	733,747
Union Bankshares Corp.	11,135	172,815
Union Bankshares, Inc.	1,370	20,892
*United America Indemnity, Ltd.	8,099	43,816
United Bancshares, Inc. (909458101)	1,876	21,668
#United Bancshares, Inc. (909907107)	25,428	515,171
United Community Bancorp.	1,350	8,842
#*United Community Banks, Inc.	16,157	108,737
*United Community Financial Corp.	7,148	9,793
United Financial Bancorp, Inc.	17,480	232,134
United Fire & Casualty Co.	30,811	517,933
*United PanAm Financial Corp.	8,400	28,140
#United Security Bancshares, Inc. (911459105)	600	14,214
#*United Security Bancshares, Inc. (911460103)	8,926	41,060
United Western Bancorp, Inc.	6,044	48,231
Unitrin, Inc.	67,798	894,256
*Unity Bancorp, Inc.	3,433	13,904
Universal Insurance Holdings, Inc.	39,088	195,440
Univest Corp. of Pennsylvania	12,316	318,615
Unum Group	203,475	3,819,226
#Validus Holdings, Ltd.	37,625	854,088
#Valley National Bancorp.	21,943	279,115
ViewPoint Financial Group	11,741	154,159
#*Vineyard National Bancorp Co.	3,695	222

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Virginia Commerce Bancorp, Inc.	12,422	$39,750
*Virtus Investment Partners, Inc.	595	9,431
VIST Financial Corp.	3,772	23,500
W. R. Berkley Corp.	76,900	1,786,387
*Waccamaw Bankshares, Inc.	468	1,638
#Waddell & Reed Financial, Inc.	2,700	76,599
Wainwright Bank & Trust Co.	5,467	41,358
Washington Banking Co.	5,075	45,776
#Washington Federal, Inc.	94,812	1,320,731
Washington Trust Bancorp, Inc.	12,337	224,040
*Waterstone Financial, Inc.	23,239	120,843
Wayne Savings Bancshares, Inc.	1,484	8,904
#Webster Financial Corp.	48,183	544,950
Wells Fargo & Co.	159,494	3,901,223
#Wesbanco, Inc.	22,115	368,657
Wesco Financial Corp.	3,790	1,155,760
West Bancorporation	16,775	99,308
#West Coast Bancorp.	12,307	30,275
#Westamerica Bancorporation	8,255	431,406
*Western Alliance Bancorp.	13,035	90,333
Westwood Holdings Group, Inc.	1,540	60,122
White Mountains Insurance Group, Ltd.	6,283	1,621,014
*White River Capital, Inc.	1,800	21,960
#Whitney Holding Corp.	73,023	639,681
Wilber Corp. (The)	5,469	62,347
#Wilmington Trust Corp.	18,700	214,863
Wilshire Bancorp, Inc.	16,788	123,560
*Wintrust Financial Corp.	23,599	617,114
#*World Acceptance Corp.	11,847	281,011
WSB Holdings, Inc.	4,002	9,165
WSFS Financial Corp.	600	16,122
WVS Financial Corp.	1,627	25,381
Yadkin Valley Financial Corp.	10,500	72,240
Zenith National Insurance Corp.	29,700	708,939
#Zions Bancorporation	98,267	1,334,466
*ZipRealty, Inc.	17,056	53,044

Total Financials		245,871,868

Health Care — (7.3%)
*A.D.A.M., Inc.	4,487	13,012
#*Abaxis, Inc.	6,160	164,903
#*ABIOMED, Inc.	9,600	72,480
*Abraxis Bioscience, Inc.	1,325	40,744
*Acadia Pharmaceuticals, Inc.	5,108	20,790
*Accelr8 Technology Corp.	2,200	5,940
*Accelrys, Inc.	32,151	192,906
*Accentia Biopharmaceuticals, Inc.	5,742	1,321
#*Accuray, Inc.	28,451	199,442
*Achillion Pharmaceuticals, Inc.	4,602	9,664
#*Acorda Therapeutics, Inc.	4,996	126,199
*Adeona Pharmaceuticals, Inc.	2,300	897
*Adolor Corp.	14,091	25,082
*Advanced Life Sciences Holdings, Inc.	5,900	2,832
Aetna, Inc.	26,882	725,008
*Affymax, Inc.	4,700	89,817
#*Affymetrix, Inc.	51,127	451,963
*Air Methods Corp.	11,532	339,156
*Akorn, Inc.	22,086	29,816
*Albany Molecular Research, Inc.	16,664	158,808
*Alexion Pharmaceuticals, Inc.	5,000	220,250
*Alexza Pharmaceuticals, Inc.	17,836	47,087

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Align Technology, Inc.	14,830	$161,795
*Alkermes, Inc.	10,400	107,328
*Alliance HealthCare Services, Inc.	10,700	52,751
*Allied Healthcare International, Inc.	1,900	4,731
*Allied Healthcare Products, Inc.	2,858	11,432
*Allion Healthcare, Inc.	26,130	193,362
#*Allos Therapeutics, Inc.	16,100	129,927
#*Allscripts-Misys Healthcare Solutions, Inc.	10,951	188,686
*Almost Family, Inc.	1,654	52,465
#*Alnylam Pharmaceuticals, Inc.	8,655	201,402
*Alphatec Holdings, Inc.	25,359	94,843
*AMAG Pharmaceuticals, Inc.	1,450	65,844
#*Amedisys, Inc.	5,267	235,488
*America Services Group, Inc.	6,697	115,054
*American Dental Partners, Inc.	10,404	136,188
#*American Medical Systems Holdings, Inc.	19,076	291,672
*American Shared Hospital Services	900	1,894
*AMERIGROUP Corp.	34,300	846,524
#AmerisourceBergen Corp.	26,400	520,608
*Amgen, Inc.	22,150	1,380,166
*AMICAS, Inc.	19,007	55,881
#*Amicus Therapeutics, Inc.	2,917	33,225
*AMN Healthcare Services, Inc.	24,442	177,938
*Amsurg Corp.	27,297	562,864
#*Amylin Pharmaceuticals, Inc.	1,100	16,181
*Anadys Pharmaceuticals, Inc.	9,043	23,512
#Analogic Corp.	9,690	367,348
*AngioDynamics, Inc.	25,906	323,307
*Anika Therapeutics, Inc.	6,222	36,088
*Arca Biopharma, Inc.	610	2,318
*Arcadia Resources, Inc.	7,300	4,818
*Ardea Biosciences, Inc.	2,536	49,401
#*Arena Pharmaceuticals, Inc.	62,500	318,750
*Arqule, Inc.	28,700	175,644
#*Array BioPharma, Inc.	13,395	50,901
*Arrhythmia Research Technology, Inc.	600	2,124
*ArthroCare Corp.	7,259	97,996
*Aspect Medical Systems, Inc.	15,416	96,504
*Assisted Living Concepts, Inc.	8,453	121,723
#*Athenahealth, Inc.	1,600	59,104
*AtriCure, Inc.	5,776	20,158
Atrion Corp.	1,079	140,475
*ATS Medical, Inc.	47,174	164,166
*Auxilium Pharmaceuticals, Inc.	4,100	126,813
#Bard (C.R.), Inc.	3,500	257,495
#Beckman Coulter, Inc.	4,000	251,960
*Bioanalytical Systems, Inc.	1,915	1,302
*BioClinica, Inc.	14,837	55,490
#*BioCryst Pharmaceuticals, Inc.	22,476	206,779
*Biodel, Inc.	17,233	84,959
#*Biogen Idec, Inc.	8,270	393,238
#*BioMarin Pharmaceutical, Inc.	5,900	96,819
*BioMimetic Therapeutics, Inc.	20,205	209,526
*Bio-Rad Laboratories, Inc. Class A	4,900	379,456
*Bio-Rad Laboratories, Inc. Class B	1,200	93,114
#*Bio-Reference Laboratories, Inc.	4,275	137,056
*BioScrip, Inc.	25,632	151,485
*BioSphere Medical, Inc.	5,612	21,157
*Boston Scientific Corp.	59,243	636,270
#*Bovie Medical Corp.	5,200	46,644
#*Brookdale Senior Living, Inc.	42,300	453,033

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Bruker BioSciences Corp.	13,400	$134,804
#*BSD Medical Corp.	4,900	10,584
#*Cadence Pharmaceuticals, Inc.	10,600	128,260
*Cambrex Corp.	26,899	123,197
*Cantel Medical Corp.	16,500	255,585
*Capital Senior Living Corp.	23,449	115,369
*Caraco Pharmaceutical Laboratories, Ltd.	12,010	37,591
*Cardiac Science Corp.	16,662	66,315
Cardinal Health, Inc.	21,763	724,708
*Cardiovascular Systems, Inc.	300	3,012
*Catalyst Health Solutions, Inc.	5,450	140,501
*Celera Corp.	49,019	294,114
*Celgene Corp.	586	33,379
*Cell Therapeutics, Inc.	40	59
#*Celldex Therapeutics, Inc.	3,690	28,044
*Celsion Corp.	1,400	4,760
*Centene Corp.	29,900	577,369
#*Cephalon, Inc.	3,108	182,284
#*Cepheid, Inc.	13,400	141,638
#*Cerner Corp.	2,700	175,716
#*Charles River Laboratories International, Inc.	8,394	277,590
Chemed Corp.	5,900	260,190
#Cigna Corp.	7,400	210,160
*Clinical Data, Inc.	8,805	130,402
#*CombiMatrix Corp.	5,505	36,443
*CombinatoRx, Inc.	5,440	4,733
#*Community Health Systems, Inc.	104,600	2,962,272
#Computer Programs & Systems, Inc.	3,167	123,355
*Conceptus, Inc.	6,200	104,098
*CONMED Corp.	24,300	427,194
*Continucare Corp.	38,503	112,429
#*Cooper Companies, Inc.	36,090	990,310
*Cornerstone Therapeutics, Inc.	1,700	15,300
*Corvel Corp.	6,849	167,253
#*Covance, Inc.	2,300	126,845
*Coventry Health Care, Inc.	67,424	1,550,752
*CPEX Pharmaceuticals, Inc.	930	9,672
*Cross Country Healthcare, Inc.	14,900	124,415
*CryoLife, Inc.	9,400	47,752
*Cubist Pharmaceuticals, Inc.	6,400	127,168
*Cutera, Inc.	12,442	103,891
*Cyberonics, Inc.	5,069	84,196
*Cynosure, Inc. Class A	5,800	56,028
*Cypress Bioscience, Inc.	36,400	321,776
*Cytokinetics, Inc.	19,146	56,672
*Cytomedix, Inc.	3,900	1,716
#*Cytori Therapeutics, Inc.	2,800	9,240
#*DaVita, Inc.	7,100	352,870
Daxor Corp.	4,092	40,920
#*Dendreon Corp.	18,191	440,404
#DENTSPLY International, Inc.	8,400	280,140
*DepoMed, Inc.	16,700	63,794
#*Dexcom, Inc.	18,500	119,510
*Dialysis Corp. of America	6,626	37,834
*Digirad Corp.	1,500	3,135
*Dionex Corp.	1,398	92,142
*Durect Corp.	23,066	53,052
*DUSA Pharmaceuticals, Inc.	4,400	4,708
*Dyax Corp.	30,347	115,015
*Dynacq Healthcare, Inc.	2,333	7,536
*Eclipsys Corp.	8,400	152,880

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Edwards Lifesciences Corp.	6,100	$399,001
*Elite Pharmaceuticals, Inc.	2,000	132
*Emergency Medical Services Corp. Class A	5,000	195,700
#*Emergent Biosolutions, Inc.	20,858	299,521
#*Emeritus Corp.	28,900	336,685
*Encision, Inc.	800	1,080
*Endo Pharmaceuticals Holdings, Inc.	3,100	65,131
—*Endo Pharmaceuticals Solutions	21,829	21,611
*Endologix, Inc.	20,585	99,426
Ensign Group, Inc.	3,078	49,310
*ENTREMED, Inc.	1,700	867
*Enzo Biochem, Inc.	18,400	93,840
#*Enzon Pharmaceuticals, Inc.	13,000	105,690
*eResearch Technology, Inc.	22,943	125,039
*ev3, Inc.	72,188	885,747
*Exact Sciences Corp.	5,900	16,697
*Exactech, Inc.	10,470	149,198
*Exelixis, Inc.	27,916	149,351
*Facet Biotech Corp.	884	7,797
*Five Star Quality Care, Inc.	7,615	21,322
*Forest Laboratories, Inc.	9,100	235,053
*Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	4,830
*Genomic Health, Inc.	7,100	119,706
*Genoptix, Inc.	1,100	34,441
*Gen-Probe, Inc.	3,700	137,344
*Gentiva Health Services, Inc.	33,575	714,476
#*Genzyme Corp.	7,700	399,553
*Geron Corp.	39,340	315,507
#*Greatbatch, Inc.	21,800	480,472
#*GTx, Inc.	6,400	67,328
*Haemonetics Corp.	5,800	342,258
*Halozyme Therapeutics, Inc.	14,525	102,546
*Hanger Orthopedic Group, Inc.	18,148	248,991
*Hansen Medical, Inc.	1,481	6,102
*Harvard Bioscience, Inc.	35,325	146,952
*Health Fitness Corp.	2,900	19,923
*Health Grades, Inc.	9,044	43,230
*Health Net, Inc.	40,720	550,942
#*HEALTHSOUTH Corp.	21,117	304,085
*HealthSpring, Inc.	51,000	644,130
*HealthStream, Inc.	17,632	65,062
*HealthTronics, Inc.	26,921	57,880
*Healthways, Inc.	21,800	321,332
*Hemispherx Biopharma, Inc.	8,400	17,640
#*Henry Schein, Inc.	8,644	444,129
Hill-Rom Holdings, Inc.	47,800	819,292
*Hi-Tech Pharmacal Co., Inc.	10,871	170,131
#*HLTH Corp.	228	3,347
#*HMS Holdings Corp.	9,600	368,640
*Hollis-Eden Pharmaceuticals, Inc.	3,586	1,793
*Hologic, Inc.	72,928	1,071,312
*Home Diagnostics, Inc.	16,725	113,563
*Hooper Holmes, Inc.	8,823	3,794
#*Hospira, Inc.	11,600	445,788
*Humana, Inc.	18,823	618,336
*iBioPharma, Inc.	900	495
*ICU Medical, Inc.	10,600	412,658
*Idenix Pharmaceuticals, Inc.	14,903	56,631
*Idera Pharmaceuticals, Inc.	5,200	33,540
#*IDEXX Laboratories, Inc.	1,200	59,784
*I-Flow Corp.	18,251	138,890

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Illumina, Inc.	9,020	$325,983
*Immtech International, Inc.	1,819	316
*Immucor, Inc.	5,050	84,133
*ImmunoGen, Inc.	15,005	130,393
#*Incyte Corp.	15,200	79,040
*Infinity Pharmaceuticals, Inc.	13,760	111,181
#*Inspire Pharmaceuticals, Inc.	16,400	79,704
#*Insulet Corp.	10,800	72,360
#*Integra LifeSciences Holdings Corp.	4,500	142,470
*IntegraMed America, Inc.	6,889	52,288
*Interleukin Genetics, Inc.	2,200	1,496
#*InterMune, Inc.	8,892	135,870
#*Intuitive Surgical, Inc.	1,500	340,980
#Invacare Corp.	30,200	616,080
*InVentiv Health, Inc.	20,273	310,988
#*Inverness Medical Innovations, Inc.	31,801	1,070,104
#*IPC The Hospitalist Co.	1,200	33,420
*Iridex Corp.	1,600	3,504
*IRIS International, Inc.	9,600	97,920
#*Isis Pharmaceuticals, Inc.	10,070	184,080
*Isolagen, Inc.	5,096	5
*IsoRay, Inc.	8,600	4,300
*ISTA Pharmaceuticals, Inc.	8,089	40,283
#*Kendle International, Inc.	5,000	58,400
*Kensey Nash Corp.	9,515	271,748
*Keryx Biopharmaceuticals, Inc.	7,718	8,721
Kewaunee Scientific Corp.	1,631	19,409
*Kindred Healthcare, Inc.	15,800	221,832
#*Kinetic Concepts, Inc.	6,352	200,850
*King Pharmaceuticals, Inc.	239,100	2,168,637
*K-V Pharmaceutical Co. Class A	9,061	20,840
#*K-V Pharmaceutical Co. Class B	2,700	8,505
#*Laboratory Corp. of America Holdings	3,300	221,727
Landauer, Inc.	2,300	153,916
*Lannet Co., Inc.	19,065	168,725
*LCA-Vision, Inc.	14,681	84,269
*LeMaitre Vascular, Inc.	3,081	10,629
*Lexicon Pharmaceuticals, Inc.	99,360	132,149
#*LHC Group, Inc.	7,000	205,450
#*Life Technologies Corp.	27,068	1,232,406
*LifePoint Hospitals, Inc.	50,981	1,410,134
*Ligand Pharmaceuticals, Inc. Class B	32,274	91,335
#*Lincare Holdings, Inc.	9,100	238,238
#*Luminex Corp.	9,500	167,865
*Luna Innovations, Inc.	3,800	1,482
*Magellan Health Services, Inc.	15,139	489,898
#*MAKO Surgical Corp.	3,796	33,253
#*Mannkind Corp.	28,630	229,326
*Martek Biosciences Corp.	27,426	637,929
*Matrixx Initiatives, Inc.	7,197	40,591
*Maxygen, Inc.	41,232	329,444
McKesson Corp.	8,200	419,430
*Medarex, Inc.	46,800	742,716
*MedAssets, Inc.	10,520	196,514
*MedCath Corp.	16,276	196,289
#*Medco Health Solutions, Inc.	12,000	634,320
*Medical Action Industries, Inc.	17,432	217,726
*Medical Staffing Network Holdings, Inc.	12,268	2,086
*Medicines Co. (The)	8,718	70,703
#*MediciNova, Inc.	692	4,145
#Medicis Pharmaceutical Corp. Class A	54,702	936,498

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Medivation, Inc.	6,300	$155,925
*Mednax, Inc.	5,100	236,385
*MEDTOX Scientific, Inc.	5,829	52,461
*Merge Healthcare, Inc.	14,408	54,318
#Meridian Bioscience, Inc.	7,749	170,633
*Merit Medical Systems, Inc.	16,585	303,340
*Metabasis Therapeutics, Inc.	5,548	2,663
*Metabolix, Inc.	12,274	113,657
*Metropolitan Health Networks, Inc.	19,037	45,308
*Micromet, Inc.	14,266	91,730
*Micrus Endovascular Corp.	4,500	40,545
*MiddleBrook Pharmaceuticals, Inc.	6,433	9,328
*Millipore Corp.	3,100	215,760
#*MMR Information Systems, Inc.	12,411	1,440
#*Molecular Insight Pharmaceuticals, Inc.	10,866	67,261
#*Molina Healthcare, Inc.	25,800	581,790
#*Momenta Pharmaceuticals, Inc.	10,100	109,585
*Monogram Biosciences, Inc.	183	829
*MTS Medication Technologies, Inc.	700	3,892
*MWI Veterinary Supply, Inc.	7,334	281,479
#*Mylan, Inc.	9,400	123,986
*Myriad Genetics, Inc.	7,600	208,392
*Myriad Pharmaceuticals, Inc.	1,900	9,253
*Nabi Biopharmaceuticals	56,861	146,133
*Nanosphere, Inc.	300	2,118
*National Dentex Corp.	2,560	17,280
National Healthcare Corp.	7,380	274,905
National Research Corp.	1,200	30,912
*Natus Medical, Inc.	13,092	178,051
*Nektar Therapeutics	17,347	122,817
*Neogen Corp.	6,343	184,835
*Neurocrine Biosciences, Inc.	15,279	48,740
*NeurogesX, Inc.	3,642	28,699
*Nighthawk Radiology Holdings, Inc.	23,244	112,269
#*Northfield Laboratories, Inc.	6,600	297
*Northstar Neuroscience, Inc.	22,500	1,800
#*NovaMed, Inc.	22,344	107,475
#*Novavax, Inc.	23,052	100,046
*Noven Pharmaceuticals, Inc.	23,234	382,896
*NPS Pharmaceuticals, Inc.	15,771	61,349
#*NuVasive, Inc.	3,690	152,729
*NxStage Medical, Inc.	28,115	155,757
*Obagi Medical Products, Inc.	12,043	91,406
*Odyssey Healthcare, Inc.	36,207	421,812
Omnicare, Inc.	77,500	1,849,925
*Omnicell, Inc.	31,788	396,714
*OncoGenex Pharmaceutical, Inc.	350	10,213
*Onyx Pharmaceuticals, Inc.	4,600	165,232
#*Optimer Pharmaceuticals, Inc.	8,369	117,919
*OraSure Technologies, Inc.	51,704	146,839
*Orexigen Therapeutics, Inc.	6,305	51,575
*Orthologic Corp.	2,900	1,769
#*Orthovita, Inc.	28,500	185,535
*Oscient Pharmaceuticals Corp.	1,500	45
#*OSI Pharmaceuticals, Inc.	3,800	128,402
#*Osiris Therapeutics, Inc.	6,952	84,606
*Osteotech, Inc.	17,855	88,561
#Owens & Minor, Inc.	6,700	296,810
*OXiGENE, Inc.	5,200	7,800
*Pain Therapeutics, Inc.	22,873	100,641
*Palatin Technologies, Inc.	4,537	1,225

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Palomar Medical Technologies, Inc.	19,421	$290,150
*Par Pharmaceutical Cos., Inc.	35,904	582,004
*Parexel International Corp.	19,400	300,118
#*Patterson Companies, Inc.	6,832	173,260
*PDI, Inc.	5,689	29,526
#PDL BioPharma, Inc.	15,273	125,697
*Penwest Pharmaceuticals Co.	4,554	12,478
#PerkinElmer, Inc.	52,240	920,991
#Perrigo Co.	9,800	265,972
#Pfizer, Inc.	326,770	5,205,446
#Pharmaceutical Products Development Service, Inc.	5,400	112,158
#*PharMerica Corp.	16,352	342,738
#*Phase Forward, Inc.	4,200	59,640
*PHC, Inc.	6,105	10,073
#*Poniard Pharmaceuticals, Inc.	6,754	48,696
*Pozen, Inc.	6,700	51,121
*Progenics Pharmaceuticals, Inc.	18,600	105,648
*Prospect Medical Holdings, Inc.	6,900	27,945
*Providence Service Corp.	2,100	22,155
*ProxyMed, Inc.	3,624	11
*PSS World Medical, Inc.	16,100	325,381
Psychemedics Corp.	580	3,828
#*Psychiatric Solutions, Inc.	27,848	752,453
*QuADRaMed Corp.	2,332	14,692
Quality Systems, Inc.	2,200	120,758
Quest Diagnostics, Inc.	12,600	688,212
*Questcor Pharmaceuticals, Inc.	4,200	24,612
#*Quidel Corp.	10,500	156,765
*Quigley Corp.	6,052	13,224
*Regeneration Technologies, Inc.	44,284	196,178
#*Regeneron Pharmaceuticals, Inc.	4,900	105,056
*RegeneRx Biopharmaceuticals, Inc.	4,082	2,327
*RehabCare Group, Inc.	18,896	454,638
*Repligen Corp.	29,849	160,289
*Repros Therapeutics, Inc.	4,271	10,806
*Res-Care, Inc.	27,419	428,285
*ResMed, Inc.	4,800	196,800
#*Rigel Pharmaceuticals, Inc.	15,304	127,482
*Rochester Medical Corp.	8,729	112,691
#*Rockwell Medical Technologies, Inc.	5,990	53,790
*Salix Pharmaceuticals, Ltd.	29,902	364,206
*Sangamo BioSciences, Inc.	13,895	79,201
*Santarus, Inc.	13,100	41,134
#*Savient Pharmaceuticals, Inc.	11,465	178,739
#*SciClone Pharmaceuticals, Inc.	4,400	15,400
*SCOLR Pharma, Inc.	1,570	534
#*Seattle Genetics, Inc.	15,470	186,414
*SenoRx, Inc.	6,390	24,857
*Sepracor, Inc.	1,390	24,116
#*Sequenom, Inc.	11,208	64,558
*Sirona Dental Systems, Inc.	45,697	1,187,665
*Skilled Healthcare Group, Inc.	12,200	100,772
*Somanetics Corp.	11,250	157,837
*SonoSite, Inc.	16,678	393,100
Span-American Medical System, Inc.	3,229	38,231
*Spectranetics Corp.	25,401	131,831
*Spectrum Pharmaceuticals, Inc.	13,510	90,517
*SRI/Surgical Express, Inc.	388	970
*St. Jude Medical, Inc.	11,500	433,665
#*STAAR Surgical Co.	13,837	37,360
*StemCells, Inc.	21,481	36,303

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Stereotaxis, Inc.	10,531	$47,600
#Steris Corp.	15,900	446,472
*Strategic Diagnostics, Inc.	10,362	12,331
*Sucampo Pharmaceuticals, Inc.	1,645	10,873
*Sun Healthcare Group, Inc.	31,295	304,500
*SunLink Health Systems, Inc.	897	2,036
*Sunrise Senior Living, Inc.	11,700	27,378
*SuperGen, Inc.	13,096	34,835
#*SurModics, Inc.	4,005	89,552
*Symmetry Medical, Inc.	32,000	273,920
*Synovis Life Technologies, Inc.	7,060	109,077
*Synta Pharmaceuticals Corp.	3,216	8,458
*Targacept, Inc.	16,596	178,075
#Techne Corp.	1,595	101,793
Teleflex, Inc.	14,200	681,032
*Theragenics Corp.	14,207	17,759
*Theravance, Inc.	11,341	171,249
*Thermo Fisher Scientific, Inc.	30,350	1,374,248
#*Thoratec Corp.	14,300	359,502
*Tomotherapy, Inc.	11,900	37,604
*Torreypines Therapeutics, Inc.	6,437	772
*TranS1, Inc.	12,636	78,343
*Transcept Pharmaceuticals, Inc.	495	2,896
#*Triple-S Management Corp.	14,948	255,461
*Trubion Pharmaceuticals, Inc.	3,245	14,213
*U.S. Physical Therapy, Inc.	10,926	178,640
#*United Therapeutics Corp.	2,500	231,550
#UnitedHealth Group, Inc.	71,996	2,020,208
*Universal American Corp.	67,499	614,241
#Universal Health Services, Inc.	7,600	422,636
*Urologix, Inc.	3,584	4,659
Utah Medical Products, Inc.	2,703	77,035
#*Valeant Pharmaceuticals International	17,500	451,500
*Vanda Pharmaceuticals, Inc.	2,300	34,960
*Varian, Inc.	16,800	852,768
*Vascular Solutions, Inc.	8,147	62,650
#*VCA Antech, Inc.	3,591	91,858
#*Vertex Pharmaceuticals, Inc.	1,600	57,616
*Vical, Inc.	13,868	49,509
*ViroPharma, Inc.	37,423	275,808
#*Virtual Radiologic Corp.	5,728	66,903
*Vital Images, Inc.	17,739	236,638
#*Vivus, Inc.	19,500	144,495
#*Volcano Corp.	3,216	48,851
*Watson Pharmaceuticals, Inc.	53,400	1,854,582
*WellCare Health Plans, Inc.	5,300	117,978
*WellPoint, Inc.	62,400	3,284,736
#West Pharmaceutical Services, Inc.	8,105	295,832
#*Wright Medical Group, Inc.	17,927	249,544
*XenoPort, Inc.	3,100	62,961
Young Innovations, Inc.	5,647	142,982
*Zila, Inc.	441	194
*Zimmer Holdings, Inc.	12,100	563,860
*Zoll Medical Corp.	14,500	267,235
*Zymogenetics, Inc.	20,900	117,040

Total Health Care		99,853,513

Industrials — (10.1%)
*3D Systems Corp.	17,589	126,817
*A. T. Cross Co. Class A	5,900	25,547
#A.O. Smith Corp.	18,715	730,634

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#AAON, Inc.	7,250	$142,173
*AAR Corp.	37,413	715,711
#ABM Industries, Inc.	30,461	641,813
*Acacia Research	20,040	157,514
*Access to Money, Inc.	2,242	740
*ACCO Brands Corp.	35,600	155,572
*Accuride Corp.	23,014	8,515
Aceto Corp.	27,610	194,098
*Active Power, Inc.	4,800	3,528
#*Actuant Corp.	16,600	213,144
#Acuity Brands, Inc.	5,663	167,115
Administaff, Inc.	4,100	102,746
*Advisory Board Co. (The)	6,398	163,661
#*Aecom Technology Corp.	6,900	223,560
*Aerosonic Corp.	970	4,462
*AeroVironment, Inc.	7,261	206,503
*AGCO Corp.	5,700	179,322
*Air Transport Services Group, Inc.	24,324	80,999
Aircastle, Ltd.	13,800	100,188
*AirTran Holdings, Inc.	56,400	408,336
Alamo Group, Inc.	6,960	96,257
*Alaska Air Group, Inc.	37,490	864,519
Albany International Corp. Class A	14,100	193,734
Alexander & Baldwin, Inc.	46,560	1,360,483
#*Alliant Techsystems, Inc.	2,000	157,440
*Allied Defense Group, Inc.	6,064	20,860
*Altra Holdings, Inc.	19,103	167,915
*Amerco, Inc.	19,792	888,265
*American Commercial Lines, Inc.	2,050	32,021
American Ecology Corp.	7,559	123,438
American Railcar Industries, Inc.	13,062	108,284
*American Reprographics Co.	20,538	177,654
American Science & Engineering, Inc.	5,381	375,325
*American Superconductor Corp.	8,300	267,011
#American Woodmark Corp.	13,119	307,509
Ameron International Corp.	7,900	588,708
#Ametek, Inc.	6,420	207,751
Ampco-Pittsburgh Corp.	6,770	153,882
*AMR Corp.	15,400	82,390
*AMREP Corp.	5,440	68,490
*APAC Customer Services, Inc.	11,537	57,454
#Apogee Enterprises, Inc.	28,000	408,240
Applied Industrial Technologies, Inc.	27,574	609,937
Applied Signal Technologies, Inc.	10,259	256,475
*Argan, Inc.	5,849	86,565
*Argon ST, Inc.	15,929	304,403
#Arkansas Best Corp.	21,207	603,975
*Armstrong World Industries, Inc.	26,000	639,600
#*Astec Industries, Inc.	19,700	533,082
*Astronics Corp.	3,700	40,515
*Astronics Corp. Class B	325	3,500
*ATC Technology Corp.	20,578	430,492
*Atlas Air Worldwide Holding, Inc.	15,655	390,749
*Avalon Holding Corp. Class A	700	1,813
#Avery Dennison Corp.	6,800	181,764
*Avis Budget Group, Inc.	36,933	315,777
*Axsys Technologies, Inc.	4,300	230,781
#*AZZ, Inc.	8,700	337,125
B.F. Goodrich Co.	8,008	411,291
#Badger Meter, Inc.	2,800	103,180
*Baker (Michael) Corp.	5,800	247,370

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Baldor Electric Co.	36,887	$950,209
*Baldwin Technology Co., Inc. Class A	9,038	11,478
Barnes Group, Inc.	35,995	506,450
Barrett Business Services, Inc.	10,251	102,305
*Basin Water, Inc.	7,093	362
#*BE Aerospace, Inc.	12,339	199,398
*Beacon Roofing Supply, Inc.	33,022	553,779
Belden, Inc.	22,580	396,053
*Blount International, Inc.	11,297	105,062
*BlueLinx Holdings, Inc.	24,506	97,779
*Bowne & Co., Inc.	19,710	158,275
#Brady Co. Class A	16,800	494,088
*Breeze-Eastern Corp.	3,790	22,740
#Briggs & Stratton Corp.	49,341	847,185
#Brink’s Co. (The)	4,800	130,320
*BTU International, Inc.	4,926	30,196
#Bucyrus International, Inc.	1,500	44,220
*Builders FirstSource, Inc.	22,112	129,576
*Building Materials Holding Corp.	2,900	88
Burlington Northern Santa Fe Corp.	22,300	1,752,557
#*C&D Technologies, Inc.	18,521	37,042
*CAI International, Inc.	2,200	14,388
Carlisle Companies, Inc.	15,471	484,861
Cascade Corp.	10,610	259,415
*Casella Waste Systems, Inc. Class A	20,371	56,224
#*CBIZ, Inc.	46,200	302,148
CDI Corp.	18,296	232,359
*CECO Environmental Corp.	7,984	29,700
*Celadon Group, Inc.	18,712	173,086
#*Cenveo, Inc.	8,200	39,606
*Ceradyne, Inc.	23,193	418,634
*Champion Industries, Inc.	6,476	11,398
*Chart Industries, Inc.	17,310	333,391
*Chase Corp.	5,703	66,269
Chicago Rivet & Machine Co.	257	3,624
#Cintas Corp.	11,185	281,638
CIRCOR International, Inc.	15,100	348,206
#CLAROC, Inc.	4,900	162,239
#*Clean Harbors, Inc.	1,777	92,706
#*Coleman Cable, Inc.	2,791	9,210
*Columbus McKinnon Corp.	14,000	202,580
Comfort Systems USA, Inc.	26,380	310,756
*Command Security Corp.	5,329	17,692
*Competitive Technologies, Inc.	3,200	7,520
#CompX International, Inc.	2,300	14,605
*COMSYS IT Partners, Inc.	13,807	96,649
*Consolidated Graphics, Inc.	8,800	161,040
#*Continental Airlines, Inc.	88,400	987,428
#Con-way, Inc.	16,700	760,685
#Cooper Industries, Ltd.	7,300	240,535
#*Copart, Inc.	8,140	287,423
*Cornell Companies, Inc.	13,530	231,769
Corporate Executive Board Co.	6,386	119,929
#*Corrections Corp. of America	22,412	386,831
#*CoStar Group, Inc.	4,240	155,735
Courier Corp.	16,697	276,168
#*Covanta Holding Corp.	13,700	231,393
*Covenant Transport Group Class A	800	3,728
*CPI Aerostructures, Inc.	4,487	31,903
*CRA International, Inc.	11,485	309,291
#Crane Co.	7,446	158,004

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
CSX Corp.	34,180	$1,371,302
#Cubic Corp.	17,050	667,678
#Cummins, Inc.	5,600	240,856
#Curtiss-Wright Corp.	10,800	356,724
#Danaher Corp.	9,600	587,904
#Deere & Co.	5,200	227,448
*Delta Air Lines, Inc.	197,928	1,371,641
Deluxe Corp.	9,595	150,162
Diamond Management & Technology Consultants, Inc.	18,145	97,257
#*Dollar Thrifty Automotive Group, Inc.	15,600	258,180
#Donaldson Co., Inc.	1,400	53,214
#Dover Corp.	11,100	377,511
Ducommun, Inc.	11,679	201,813
*DXP Enterprises, Inc.	7,898	80,086
*Dycom Industries, Inc.	28,388	361,379
*Dynamex, Inc.	8,677	135,101
Dynamic Materials Corp.	9,425	154,287
*DynCorp International, Inc. Class A	23,128	469,730
*Eagle Bulk Shipping, Inc.	21,460	123,395
Eastern Co.	4,410	78,674
Eaton Corp.	11,800	612,656
*Ecology & Environment, Inc. Class A	1,941	29,115
*EMCOR Group, Inc.	30,690	740,243
#Emerson Electric Co.	1,000	36,380
#Empire Resources, Inc.	7,000	9,590
#Encore Wire Corp.	20,806	451,282
#*Ener1, Inc.	26,288	167,717
#*Energy Conversion Devices, Inc.	23,200	330,368
EnergySolutions, Inc.	34,800	299,628
*EnerNOC, Inc.	2,009	61,636
*EnerSys	37,110	734,407
Ennis, Inc.	35,570	523,946
*EnPro Industries, Inc.	21,672	386,195
*Environmental Tectonics Corp.	400	654
Equifax, Inc.	5,081	132,360
#*ESCO Technologies, Inc.	11,264	462,838
Espey Manufacturing & Electronics Corp.	3,027	48,281
*Esterline Technologies Corp.	37,098	1,054,696
#*Evergreen Solar, Inc.	62,567	131,391
*Exponent, Inc.	6,760	174,476
EXX, Inc. Class A	4,600	1,081
Federal Signal Corp.	42,606	377,489
FedEx Corp.	12,300	834,432
*First Advantage Corp.	7,700	125,202
*Flanders Corp.	26,480	169,207
*Flow International Corp.	5,124	10,248
Flowserve Corp.	3,400	274,618
#Fluor Corp.	3,600	190,080
#*Fortune Industries, Inc.	800	456
#Forward Air Corp.	3,200	74,016
*Franklin Covey Co.	20,197	130,271
Franklin Electric Co., Inc.	10,400	336,960
#Freightcar America, Inc.	11,627	232,307
*Frontier Airlines Holdings, Inc.	3,300	617
Frozen Food Express Industries, Inc.	2,400	8,664
#*FTI Consulting, Inc.	10,800	587,844
*Fuel Tech, Inc.	9,271	83,068
*FuelCell Energy, Inc.	23,000	92,230
*Furmanite Corp.	25,821	117,486
G & K Services, Inc. Class A	9,253	210,228
*Gardner Denver Machinery, Inc.	33,400	974,946

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#GATX Corp.	50,400	$1,271,088
#*Genco Shipping & Trading, Ltd.	12,610	301,505
*Gencor Industries, Inc.	2,470	16,821
*GenCorp, Inc.	16,213	42,154
*General Cable Corp.	3,252	126,080
General Dynamics Corp.	12,200	675,758
General Electric Co.	267,064	3,578,658
#*Genesee & Wyoming, Inc.	17,857	487,318
*GEO Group, Inc. (The)	32,807	589,870
#*GeoEye, Inc.	11,000	272,800
*Gibraltar Industries, Inc.	22,750	176,768
#Gorman-Rupp Co. (The)	5,907	131,903
*GP Strategies Corp.	12,573	87,257
#Graco, Inc.	2,100	51,954
#*Graftech International, Ltd.	9,800	134,554
Graham Corp.	5,850	80,028
Granite Construction, Inc.	10,554	357,570
Great Lakes Dredge & Dock Corp.	26,760	154,940
*Greenbrier Companies, Inc.	16,400	172,036
*Griffon Corp.	58,333	562,330
*H&E Equipment Services, Inc.	20,960	223,014
Hardinge, Inc.	9,341	36,804
#Harsco Corp.	16,212	445,992
*Hawaiian Holdings, Inc.	51,268	327,603
#Healthcare Services Group, Inc.	8,405	156,921
#Heartland Express, Inc.	17,800	274,120
#*HEICO Corp.	5,895	217,702
*HEICO Corp. Class A	11,556	326,804
#Heidrick & Struggles International, Inc.	15,341	314,337
*Herley Industries, Inc.	2,600	31,668
Herman Miller, Inc.	7,800	129,558
#*Hertz Global Holdings, Inc.	54,987	519,077
#*Hexcel Corp.	13,890	141,817
*Hill International, Inc.	8,214	38,277
*Hi-Shear Technology Corp.	1,200	13,200
#HNI Corp.	21,862	487,085
*Hoku Scientific, Inc.	16,127	33,060
#Honeywell International, Inc.	5,800	201,260
Horizon Lines, Inc. Class A	23,984	120,160
Houston Wire & Cable Co.	8,276	88,967
#*Hub Group, Inc. Class A	5,200	111,748
Hubbell, Inc. Class A	1,400	48,720
#Hubbell, Inc. Class B	7,980	297,814
*Hudson Highland Group, Inc.	18,418	38,125
*Hurco Companies, Inc.	4,400	85,888
#*Huron Consulting Group, Inc.	1,400	62,090
*Huttig Building Products, Inc.	9,970	8,674
*ICF International, Inc.	5,354	138,669
*ICT Group, Inc.	12,580	129,826
#IDEX Corp.	26,250	716,100
#*IHS, Inc.	2,800	139,832
*II-VI, Inc.	8,300	199,117
Illinois Tool Works, Inc.	5,200	210,860
#Ingersoll-Rand P.L.C.	6,897	199,185
*InnerWorkings, Inc.	23,888	123,501
*Innotrac Corp.	2,916	6,357
*Innovative Solutions & Support, Inc.	16,159	58,011
*Insituform Technologies, Inc. Class A	21,495	395,508
Insteel Industries, Inc.	16,365	166,759
*Integrated Electrical Services, Inc.	12,442	113,844
Interface, Inc. Class A	21,293	147,773

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Interline Brands, Inc.	31,703	$536,732
International Shipholding Corp.	1,100	31,911
*Intersections, Inc.	12,482	59,914
#*Iron Mountain, Inc.	16,191	472,939
#ITT Industries, Inc.	5,450	269,230
J.B. Hunt Transport Services, Inc.	6,000	167,700
*Jacobs Engineering Group, Inc.	8,232	337,347
#*JetBlue Airways Corp.	219,588	1,122,095
John Bean Technologies Corp.	2,145	29,730
*Kadant, Inc.	1,300	14,443
Kaman Corp. Class A	15,146	290,500
#*Kansas City Southern	25,069	509,151
#Kaydon Corp.	9,060	295,990
*Kelly Services, Inc. Class A	44,500	523,320
*Kelly Services, Inc. Class B	700	8,967
Kennametal, Inc.	67,851	1,446,583
*Key Technology, Inc.	3,699	40,208
*Kforce, Inc.	41,201	401,298
Kimball International, Inc. Class B	20,811	141,515
*Kirby Corp.	18,246	675,284
#Knight Transportation, Inc.	16,890	306,385
#Knoll, Inc.	5,049	49,430
*Korn/Ferry International	38,226	531,724
*Kratos Defense & Security Solutions, Inc.	1,554	1,243
*K-Tron International, Inc.	1,307	114,990
*L.B. Foster Co. Class A	6,921	207,630
L.S. Starrett Co. Class A	3,200	27,712
L-3 Communications Holdings, Inc.	8,000	604,000
*LaBarge, Inc.	14,800	156,436
*Ladish Co., Inc.	10,997	120,967
Landstar System, Inc.	1,000	36,680
Lawson Products, Inc.	7,488	125,798
*Layne Christensen Co.	13,300	315,609
*LECG Corp.	22,233	81,817
#Lennox International, Inc.	5,500	191,675
*LGL Group, Inc.	1,300	3,770
#Lincoln Electric Holdings, Inc.	3,300	139,854
#Lindsay Corp.	3,000	106,410
*LMI Aerospace, Inc.	7,400	67,340
LSI Industries, Inc.	32,842	213,145
*Lydall, Inc.	86	280
*M&F Worldwide Corp.	15,339	305,093
*Magnetek, Inc.	24,200	32,670
*Manitex International, Inc.	3,300	4,785
#Manitowoc Co., Inc. (The)	2,400	14,832
#Manpower, Inc.	9,400	450,730
*Marten Transport, Ltd.	19,282	340,134
Masco Corp.	133,444	1,858,875
#*Mastec, Inc.	26,596	275,269
*McDermott International, Inc.	3,930	76,792
McGrath Rentcorp	19,073	366,583
#*Media Sciences International, Inc.	505	197
*Metalico, Inc.	31,500	143,010
Met-Pro Corp.	14,009	149,056
*MFRI, Inc.	3,651	21,906
#*Microvision, Inc.	13,800	47,748
#*Middleby Corp.	1,199	58,631
*Milacron, Inc.	1,000	21
*Miller Industries, Inc.	9,710	85,739
#Mine Safety Appliances Co.	16,935	475,704
*Mobile Mini, Inc.	35,380	572,448

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Modtech Holdings, Inc.	1,137	$3
#*Monster Worldwide, Inc.	50,870	662,836
*Moog, Inc. Class A	15,600	420,576
*Moog, Inc. Class B	1,600	44,000
*MPS Group, Inc.	46,400	401,360
MSC Industrial Direct Co., Inc. Class A	2,000	78,480
Mueller Industries, Inc.	35,636	846,711
Mueller Water Products, Inc.	109,505	422,689
Multi-Color Corp.	9,756	152,389
NACCO Industries, Inc. Class A	5,419	228,086
*Nashua Corp.	2,529	16,691
National Technical Systems, Inc.	10,048	43,960
*Navigant Consulting, Inc.	28,800	342,720
#*NCI Building Systems, Inc.	12,231	48,190
*NN, Inc.	9,949	24,276
#Nordson Corp.	11,629	522,142
Norfolk Southern Corp.	31,583	1,365,965
*North America Galvanizing & Coatings, Inc.	18,733	93,665
Northrop Grumman Corp.	26,510	1,181,816
*Northwest Pipe Co.	7,915	275,284
*Ocean Power Technologies, Inc.	1,200	5,688
#*Old Dominion Freight Line, Inc.	15,808	563,239
*Omega Flex, Inc.	4,638	75,878
*On Assignment, Inc.	32,356	136,866
*Orbital Sciences Corp.	29,600	400,784
*Orion Marine Group, Inc.	9,455	211,414
*Oshkosh Truck Corp. Class B	19,041	522,675
#Otter Tail Corp.	6,700	156,177
*Owens Corning, Inc.	107,808	1,981,511
*P.A.M. Transportation Services, Inc.	7,565	52,123
#Paccar, Inc.	1,786	61,885
*Pacer International, Inc.	8,570	21,254
Pall Corp.	7,100	213,568
*Paragon Technologies, Inc.	1,500	3,750
#Parker Hannifin Corp.	6,550	290,034
*Park-Ohio Holdings Corp.	12,584	78,524
*Patrick Industries, Inc.	1,100	1,584
*Patriot Transportation Holding, Inc.	2,033	162,803
Pentair, Inc.	22,900	625,628
*PGT, Inc.	4,214	8,554
*Pike Electric Corp.	34,290	361,074
*Pinnacle Airlines Corp.	22,177	74,071
#Pitney Bowes, Inc.	4,400	90,860
*Plug Power, Inc.	58,236	46,006
*PMFG, Inc.	3,128	35,127
*Polypore International, Inc.	9,600	118,560
Portec Rail Products, Inc.	8,400	84,420
*Powell Industries, Inc.	6,648	237,001
*Power-One, Inc.	29,730	42,811
*PowerSecure International, Inc.	15,067	91,155
Precision Castparts Corp.	2,900	231,449
Preformed Line Products Co.	3,430	120,324
#*PRG-Schultz International, Inc.	5,000	19,000
#*Protection One, Inc.	7,227	24,644
Providence & Worcester Railroad Co.	1,377	16,173
*Quality Distribution, Inc.	14,953	44,859
#Quanex Building Products Corp.	15,400	183,106
#*Quanta Services, Inc.	14,754	343,916
#*Quixote Corp.	6,057	14,719
R. R. Donnelley & Sons Co.	102,400	1,423,360
#Raven Industries, Inc.	6,900	198,030

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Raytheon Co.	12,200	$572,790
*RBC Bearings, Inc.	11,025	261,293
*RCM Technologies, Inc.	2,600	5,850
Regal-Beloit Corp.	19,100	885,476
*Republic Airways Holdings, Inc.	16,339	83,656
Republic Services, Inc.	32,775	871,815
*Resources Connection, Inc.	10,834	163,593
Robbins & Myers, Inc.	22,619	473,416
#Robert Half International, Inc.	4,300	106,597
#Rockwell Automation, Inc.	9,200	380,972
#Rollins, Inc.	7,650	140,224
#Roper Industries, Inc.	6,700	320,394
*RSC Holdings, Inc.	7,800	61,542
*Rush Enterprises, Inc. Class A	23,670	310,077
*Rush Enterprises, Inc. Class B	4,506	49,791
#Ryder System, Inc.	66,622	2,340,431
*Saia, Inc.	1,400	25,284
*Sauer-Danfoss, Inc.	19,551	102,643
#Schawk, Inc.	21,182	153,358
#*School Specialty, Inc.	19,188	429,236
Seaboard Corp.	517	566,115
Servotronics, Inc.	1,499	9,189
*Shaw Group, Inc.	4,400	129,536
*SIFCO Industries, Inc.	2,500	25,750
#Simpson Manufacturing Co., Inc.	27,630	784,692
SkyWest, Inc.	76,589	971,149
*SL Industries, Inc.	9,000	56,250
*SmartPros, Ltd.	1,700	7,310
Southwest Airlines Co.	307,716	2,415,571
*Sparton Corp.	1,400	4,060
*Spherix, Inc.	3,800	5,434
*Spire Corp.	4,715	25,744
#*Spirit AeroSystems Holdings, Inc. Class A	2,748	35,751
#SPX Corp.	6,144	324,526
*Standard Parking Corp.	9,108	153,834
#Standard Register Co.	18,700	66,198
Standex International Corp.	11,341	142,103
*Stanley, Inc.	9,000	276,660
Steelcase, Inc. Class A	59,300	434,076
#*Stericycle, Inc.	2,400	122,880
*Sterling Construction Co., Inc.	11,522	183,545
Sun Hydraulics, Inc.	8,600	151,188
*Sunair Electronics, Inc.	4,500	10,260
*SunPower Corp.	2,797	76,358
#*SunPower Corp. Class A	100	3,220
Superior Uniform Group, Inc.	9,577	79,489
*Supreme Industries, Inc.	4,847	10,373
*Sykes Enterprises, Inc.	32,700	650,730
#TAL International Group, Inc.	23,001	255,081
*Taser International, Inc.	37,585	196,945
*Team, Inc.	2,600	37,856
*Tech/Ops Sevcon, Inc.	1,971	5,617
*Tecumseh Products Co. Class A	9,300	76,074
*Tecumseh Products Co. Class B	2,500	25,525
*Teledyne Technologies, Inc.	6,100	199,653
Tennant Co.	10,587	232,279
#*Terex Corp.	2,600	39,468
#*Tetra Tech, Inc.	13,700	412,644
Textainer Group Holdings, Ltd.	7,000	84,140
#Textron, Inc.	6,400	86,016
*Thomas & Betts Corp.	32,497	865,720

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Thomas Group, Inc.	615	$452
Timken Co.	88,398	1,801,551
Titan International, Inc.	20,500	152,520
#*Titan Machinery, Inc.	10,300	128,029
Todd Shipyards Corp.	4,328	72,278
#Toro Co.	3,000	103,980
*Trailer Bridge, Inc.	3,360	14,062
*TransDigm Group, Inc.	4,641	177,704
*TRC Companies, Inc.	13,148	58,903
Tredegar Industries, Inc	22,267	325,989
*Trex Co., Inc.	9,346	152,807
*TriMas Corp.	5,900	25,606
#Trinity Industries, Inc.	79,600	1,111,216
Triumph Group, Inc.	14,128	564,272
*TrueBlue, Inc.	31,885	404,940
*Tufco Technologies, Inc.	2,000	6,040
*Tutor Perini Corp.	18,100	333,945
Twin Disc, Inc.	16,900	149,058
*U.S. Home Systems, Inc.	1,500	3,915
*UAL Corp.	46,980	193,558
*Ultralife Corp.	15,995	102,688
#Union Pacific Corp.	38,480	2,213,370
*United Capital Corp.	5,037	122,399
*United Rentals, Inc.	57,586	430,167
*United Stationers, Inc.	16,597	770,433
United Technologies Corp.	14,283	777,995
Universal Forest Products, Inc.	16,900	754,416
*Universal Security Instruments, Inc.	500	2,733
Universal Truckload Services, Inc.	11,730	189,205
*URS Corp.	41,700	2,110,020
#*US Airways Group, Inc.	28,444	83,341
*USA Truck, Inc.	12,082	174,102
#*USG Corp.	61,031	862,978
*UTI Worldwide, Inc.	1,621	20,457
Valmont Industries, Inc.	3,200	229,824
*Valpey Fisher Corp.	2,221	2,998
*Versar, Inc.	6,758	26,694
Viad Corp.	23,700	419,964
*Vicor Corp.	27,878	219,957
Virco Manufacturing Corp.	21,836	68,783
*Volt Information Sciences, Inc.	24,400	194,224
VSE Corp.	3,200	94,752
#W.W. Grainger, Inc.	3,700	332,667
*Wabash National Corp.	28,080	23,306
Wabtec Corp.	4,500	151,425
*Waste Connections, Inc.	8,550	241,196
#Waste Management, Inc.	14,300	401,973
*Waste Services, Inc.	12,700	60,706
#Watsco, Inc. Class A	7,900	414,434
Watsco, Inc. Class B	1,100	57,750
Watson Wyatt Worldwide, Inc.	5,900	220,306
Watts Water Technologies, Inc.	30,800	811,272
*WCA Waste Corp.	9,114	39,919
Werner Enterprises, Inc.	51,200	924,672
*WESCO International, Inc.	6,488	160,189
*Willdan Group, Inc.	5,114	8,950
*Willis Lease Finance Corp.	6,065	87,639
#Woodward Governor Co.	6,600	129,624
#*Xenonics Holdings, Inc.	1,900	1,292
#*YRC Worldwide, Inc.	37,796	52,914

Total Industrials		137,803,944

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (12.2%)
*3Com Corp.	296,597	$1,118,171
#*3PAR, Inc.	9,700	93,023
*ACI Worldwide, Inc.	11,752	177,103
*Acme Packet, Inc.	16,073	161,373
*Acorn Energy, Inc.	4,330	17,970
*Actel Corp.	26,397	294,063
*ActivIdentity Corp.	36,881	92,940
*Activision Blizzard, Inc.	80,839	925,607
*Actuate Corp.	49,152	257,065
*Acxiom Corp.	63,337	611,202
*Adaptec, Inc.	115,368	306,879
#*ADC Telecommunications, Inc.	38,300	278,824
*ADDvantage Technologies Group, Inc.	3,600	7,020
*Adept Technology, Inc.	2,200	5,126
#Adtran, Inc.	8,200	198,112
*Advanced Analogic Technologies, Inc.	34,377	165,697
#*Advanced Energy Industries, Inc.	38,336	461,182
#*Advanced Micro Devices, Inc.	115,708	423,491
*Advanced Photonix, Inc.	3,800	2,280
*Advent Software, Inc.	3,600	131,220
*Aehr Test Systems	2,692	2,504
*Affiliated Computer Services, Inc. Class A	6,150	291,572
*Agilent Technologies, Inc.	15,200	352,944
Agilysys, Inc.	17,000	80,070
*Airvana, Inc.	14,352	89,126
#*Akamai Technologies, Inc.	4,900	80,556
#*Alliance Data Systems Corp.	2,000	102,000
Altera Corp.	12,700	237,363
American Software, Inc. Class A	24,803	158,987
#*Amkor Technology, Inc.	18,700	117,062
#Amphenol Corp.	6,650	221,778
*Amtech Systems, Inc.	6,400	36,736
*Anadigics, Inc.	53,000	219,420
#Analog Devices, Inc.	15,500	424,235
*Anaren, Inc.	15,344	275,885
#*Anixter International, Inc.	10,900	372,998
#*Ansys, Inc.	7,505	234,606
#Applied Materials, Inc.	40,200	554,760
*Applied Micro Circuits Corp.	68,408	591,729
*ArcSight, Inc.	2,300	43,631
#*Ariba, Inc.	49,097	516,009
*Arris Group, Inc.	84,516	1,029,405
*Arrow Electronics, Inc.	74,875	1,929,529
*Art Technology Group, Inc.	29,400	111,426
*Aruba Networks, Inc.	16,242	144,229
*Aspen Technology, Inc.	9,500	94,050
Astro-Med, Inc.	3,200	17,792
#*Asyst Technologies, Inc.	13,227	198
#*Atheros Communications	9,900	247,500
*Atmel Corp.	102,100	425,757
*ATMI, Inc.	28,700	522,053
*Authentidate Holding Corp.	4,472	4,517
*Autobytel, Inc.	11,121	5,472
#*Autodesk, Inc.	500	10,905
*Avid Technology, Inc.	43,600	534,100
*Aviza Technology, Inc.	8,635	121
*Avnet, Inc.	22,750	555,100
#*Avocent Corp.	59,565	923,853
AVX Corp.	204,800	2,250,752
*Aware, Inc.	18,171	50,879
*Axcelis Technologies, Inc.	14,197	7,808

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*AXT, Inc.	6,861	$13,105
*Bankrate, Inc.	5,500	157,850
Bel Fuse, Inc. Class A	3,300	52,140
Bel Fuse, Inc. Class B	8,677	159,483
*Bell Microproducts, Inc.	7,100	11,147
*Benchmark Electronics, Inc.	77,718	1,227,944
*BigBand Networks, Inc.	25,765	141,450
Black Box Corp.	26,915	739,355
Blackbaud, Inc.	17,320	323,884
#*Blackboard, Inc.	3,600	122,292
*Blue Coat Systems, Inc.	19,819	370,417
*BMC Software, Inc.	2,200	74,866
*Bottomline Technologies, Inc.	25,300	258,819
*Brightpoint, Inc.	59,169	351,464
BroADRidge Financial Solutions, Inc.	6,565	113,378
*Brocade Communications Systems, Inc.	47,399	372,556
*Brooks Automation, Inc.	28,980	171,851
*BSQUARE Corp.	5,761	14,921
CA, Inc.	15,600	329,784
*Cabot Microelectronics Corp.	19,600	664,832
#*CACI International, Inc. Class A	20,220	934,164
#*Cadence Design Systems, Inc.	9,200	54,280
*California Micro Devices Corp.	22,287	71,318
*Callidus Software, Inc.	19,786	50,454
*Cascade Microtech, Inc.	9,176	36,888
Cass Information Systems, Inc.	2,944	101,980
*Cavium Networks, Inc.	6,100	115,107
*CEVA, Inc.	22,113	193,931
*Channell Commercial Corp.	4,334	347
*Checkpoint Systems, Inc.	27,000	467,910
*Chordiant Software, Inc.	25,154	98,855
*Ciber, Inc.	10,912	36,119
#*Ciena Corp.	55,914	624,000
*Cirrus Logic, Inc.	72,696	391,104
#*Citrix Systems, Inc.	5,800	206,480
*Cogent, Inc.	32,113	366,088
Cognex Corp.	31,347	517,226
*Coherent, Inc.	9,359	183,624
Cohu, Inc.	18,388	223,046
#*CommScope, Inc.	21,196	542,618
Communications Systems, Inc.	13,122	156,808
*CommVault Systems, Inc.	5,907	102,841
*Computer Sciences Corp.	98,945	4,766,181
*Compuware Corp.	45,500	333,515
*ComScore, Inc.	5,400	82,188
#*Comtech Telecommunications Corp.	8,646	275,548
*Comverge, Inc.	12,191	160,434
#*Concur Technologies, Inc.	3,100	106,919
*Concurrent Computer Corp.	4,384	23,761
*Constant Contact, Inc.	2,600	58,786
*Convergys Corp.	101,500	1,087,065
Corning, Inc.	46,994	798,898
*CPI International, Inc.	14,494	138,418
*Cray, Inc.	27,409	222,561
#*Cree, Inc.	23,870	765,272
*CSG Systems International, Inc.	13,500	225,180
*CSP, Inc.	2,269	8,554
CTS Corp.	3,700	31,191
*CyberOptics Corp.	6,236	41,781
#*CyberSource Corp.	32,301	560,099
*Cymer, Inc.	25,539	873,689

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cypress Semiconductor Corp.	25,586	$271,723
#Daktronics, Inc.	8,132	68,146
*Datalink Corp.	8,226	25,089
*DDi Corp.	15,252	73,210
#*DealerTrack Holdings, Inc.	29,259	580,206
*Deltek, Inc.	8,207	50,965
*DemandTec, Inc.	4,600	40,986
*DG FastChannel, Inc.	13,950	292,811
*Dice Holdings, Inc.	5,300	24,910
Diebold, Inc.	12,100	335,412
*Digi International, Inc.	21,689	221,445
*Digimarc Corp.	2,634	36,613
#*Digital River, Inc.	15,461	546,546
#*Diodes, Inc.	16,200	299,052
*Ditech Networks, Inc.	2,120	2,883
*DivX, Inc.	27,057	157,742
*Dolby Laboratories, Inc.	1,000	41,630
*Dot Hill Systems Corp.	22,896	19,004
*Double-Take Software, Inc.	19,216	167,179
*DSP Group, Inc.	15,962	139,029
*DST Systems, Inc.	3,000	132,990
#*DTS, Inc.	9,264	254,482
*Dynamics Research Corp.	8,800	108,416
#*EarthLink, Inc.	70,690	597,330
#*eBay, Inc.	38,937	827,411
*Ebix, Inc.	2,560	106,189
*Echelon Corp.	20,272	171,907
*Echostar Holding Corp.	15,169	223,591
*Edgewater Technology, Inc.	4,279	11,339
*EFJohnson Technologies, Inc.	11,084	7,538
*Elecsys Corp.	1,496	5,214
Electro Rent Corp.	25,012	238,114
*Electro Scientific Industries, Inc.	13,400	175,540
#*Electroglas, Inc.	7,618	57
#*Electronic Arts, Inc.	14,800	317,756
*Electronics for Imaging, Inc.	63,383	722,566
*eLoyalty Corp.	1,506	13,644
*EMC Corp.	60,700	914,142
*EMS Technologies, Inc.	14,100	310,200
*Emulex Corp.	63,957	583,927
*Endwave Corp.	5,400	12,852
*Entegris, Inc.	161,194	601,254
*Entorian Technologies, Inc.	21,692	6,284
*Entropic Communications, Inc.	7,100	22,365
#*Epicor Software Corp.	49,756	302,516
#*EPIQ Systems, Inc.	29,871	479,430
*ePlus, Inc.	2,711	44,379
#*Equinix, Inc.	4,650	380,044
*Euronet Worldwide, Inc.	39,419	829,376
*Evans & Sutherland Computer Corp.	826	140
*Exar Corp.	15,573	109,478
*ExlService Holdings, Inc.	25,379	329,419
*Extreme Networks, Inc.	47,326	107,430
*F5 Networks, Inc.	3,400	126,208
FactSet Research Systems, Inc.	1,700	96,390
#Fair Isaac Corp.	34,139	655,127
*Fairchild Semiconductor Corp. Class A	86,859	766,965
*FalconStor Software, Inc.	19,900	106,465
#*Faro Technologies, Inc.	15,031	266,049
#*FEI Co.	31,392	769,104
Fidelity National Information Services, Inc.	124,208	2,908,951

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Fiserv, Inc.	6,600	$312,906
#*FLIR Systems, Inc.	7,320	157,307
#*FormFactor, Inc.	31,954	736,540
*Forrester Research, Inc.	12,017	271,224
*Frequency Electronics, Inc.	6,800	23,800
*Gartner Group, Inc.	3,700	63,270
*Gerber Scientific, Inc.	21,339	66,791
*GigOptix, Inc.	663	2,579
*Global Cash Access, Inc.	24,622	221,598
Global Payments, Inc.	3,700	156,510
*Globecomm Systems, Inc.	24,111	191,441
*Goldleaf Financial Solutions, Inc.	7,100	4,047
*GSE Systems, Inc.	2,558	20,080
#*GSI Commerce, Inc.	12,074	220,230
*GSI Technology, Inc.	20,694	81,948
*GTSI Corp.	4,675	29,733
*Guidance Software, Inc.	10,338	41,249
*Hackett Group, Inc.	28,871	87,768
*Harmonic, Inc.	67,368	466,860
Harris Corp.	8,150	255,177
*Harris Stratex Networks, Inc. Class A	27,140	188,352
*Hauppauge Digital, Inc.	4,603	5,109
Heartland Payment Systems, Inc.	5,500	58,630
*Henry Bros. Electronics, Inc.	2,900	17,255
#*Hewitt Associates, Inc. Class A	5,600	167,608
#Hewlett-Packard Co.	36,491	1,580,060
#*Hittite Microwave Corp.	5,714	200,676
*Hughes Communications, Inc.	5,250	136,500
*Hutchinson Technology, Inc.	22,305	72,937
*Hypercom Corp.	32,261	68,716
*I.D. Systems, Inc.	8,778	32,215
*i2 Technologies, Inc.	10,800	145,368
*IAC/InterActiveCorp.	143,788	2,647,137
*ICx Technologies, Inc.	3,700	18,611
*iGATE Corp.	36,563	265,082
*Ikanos Communications, Inc.	2,530	4,453
*ImageWare Systems, Inc.	1,400	980
*Imation Corp.	38,843	352,694
Imergent, Inc.	4,000	27,960
*Immersion Corp.	28,576	120,591
*Implant Sciences Corp.	2,491	349
#*Infinera Corp.	33,700	228,149
*infoGROUP, Inc.	55,400	333,508
*Informatica Corp.	9,984	183,606
*InfoSpace, Inc.	41,125	301,035
*Ingram Micro, Inc.	166,139	2,794,458
*Innodata Isogen, Inc.	11,315	60,422
*Innovex, Inc.	399	28
*Insight Enterprises, Inc.	69,961	720,598
*Integral Systems, Inc.	14,400	103,392
*Integrated Device Technology, Inc.	198,187	1,341,726
*Integrated Silicon Solution, Inc.	16,183	50,976
Intel Corp.	94,799	1,824,881
#*Intelli-Check, Inc.	1,800	3,096
*Intellon Corp.	18,074	83,140
*Interactive Intelligence, Inc.	7,999	129,264
#*InterDigital, Inc.	3,768	111,570
*Intermec, Inc.	38,247	521,689
*Internap Network Services Corp.	35,581	108,166
*International Rectifier Corp.	73,616	1,219,081
*Internet Brands, Inc.	17,303	129,946

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Internet Capital Group, Inc.	17,959	$134,154
*Interphase Corp.	4,200	20,958
#Intersil Corp.	94,425	1,356,887
*Intest Corp.	3,502	592
*Intevac, Inc.	20,400	234,804
*IntriCon Corp.	6,777	17,620
*Intuit, Inc.	8,000	237,600
*INX, Inc.	3,489	20,062
#*IPG Photonics Corp.	13,100	140,563
*Isilon Systems, Inc.	13,856	72,190
*Iteris, Inc.	13,000	15,990
#*Itron, Inc.	2,800	146,076
*Ixia	60,321	454,820
*IXYS Corp.	35,507	274,469
#*j2 Global Communications, Inc.	4,415	105,916
Jabil Circuit, Inc.	223,919	2,051,098
Jack Henry & Associates, Inc.	9,479	203,514
*Jaco Electronics, Inc.	1,300	923
*JDA Software Group, Inc.	31,108	641,136
*JDS Uniphase Corp.	142,537	835,267
#*Juniper Networks, Inc.	16,000	418,080
Keithley Instruments, Inc.	11,000	61,270
*Kemet Corp.	8,400	6,132
*Kenexa Corp.	17,500	213,500
*Keynote Systems, Inc.	8,468	85,188
#KLA-Tencor Corp.	6,800	216,784
*Knot, Inc. (The)	32,845	287,065
*Kopin Corp.	59,987	238,148
*Kulicke & Soffa Industries, Inc.	42,073	246,969
*KVH Industries, Inc.	12,076	98,178
#*L-1 Identity Solutions, Inc.	132,226	1,040,619
#*Lam Research Corp.	3,100	93,186
*LaserCard Corp.	5,666	43,628
*Lawson Software, Inc.	104,243	619,203
*LeCroy Corp.	10,051	39,902
#Lender Processing Services, Inc.	6,804	232,561
*Lexmark International, Inc.	12,600	182,448
*Limelight Networks, Inc.	22,253	88,122
#Linear Technology Corp.	6,540	175,730
*Lionbridge Technologies, Inc.	25,519	56,142
*Liquidity Services, Inc.	14,500	166,460
*Littlefuse, Inc.	14,044	328,630
*LiveWire Mobile, Inc.	12,200	2,928
*LoJack Corp.	13,823	56,398
*LookSmart, Ltd.	3,321	3,753
*LoopNet, Inc.	21,249	169,992
*Loral Space & Communications, Inc.	12,649	264,744
#*LSI Corp.	52,348	271,163
*LTX-Credence Corp.	41,600	37,440
#*Manhattan Associates, Inc.	9,868	182,558
*ManTech International Corp. Class A	7,600	405,080
Marchex, Inc. Class B	13,300	58,254
*Mattson Technology, Inc.	15,348	23,175
Maximus, Inc.	11,710	499,080
*Maxwell Technologies, Inc.	14,343	203,097
#*McAfee, Inc.	10,800	481,464
*Measurement Specialties, Inc.	6,821	54,909
*Mentor Graphics Corp.	61,960	430,002
*Mercury Computer Systems, Inc.	19,000	218,500
*Merrimac Industries, Inc.	1,355	11,450
Mesa Laboratories, Inc.	2,250	49,500

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Metavante Technologies, Inc.	12,108	$372,926
Methode Electronics, Inc.	34,420	260,904
Micrel, Inc.	21,370	167,113
#Microchip Technology, Inc.	3,200	86,176
#*Micron Technology, Inc.	336,011	2,147,110
*Micros Systems, Inc.	2,800	76,692
*Microsemi Corp.	10,900	148,785
*MicroStrategy, Inc.	1,711	104,457
*Microtune, Inc.	36,430	75,046
*MIPS Technologies, Inc.	20,005	71,218
*MKS Instruments, Inc.	43,558	843,718
Mocon, Inc.	7,200	58,968
*ModusLink Global Solutions, Inc.	37,310	266,020
Molex, Inc.	5,100	90,576
Molex, Inc. Class A	25,416	422,922
*MoneyGram International, Inc.	11,500	25,760
#*Monolithic Power Systems, Inc.	7,200	159,768
*Monotype Imaging Holdings, Inc.	500	3,640
*MoSys, Inc.	25,232	40,876
Motorola, Inc.	138,270	990,013
*Move, Inc.	48,104	128,438
*MRV Communications, Inc.	52,362	31,993
*MSC.Software Corp.	42,650	311,772
MTS Systems Corp.	5,913	138,896
*Multi-Fineline Electronix, Inc.	20,095	457,965
*Nanometrics, Inc.	9,500	35,245
*Napco Security Technologies, Inc.	5,075	6,598
#National Instruments Corp.	2,900	73,138
#National Semiconductor Corp.	7,343	110,586
#*NCI, Inc.	4,751	150,559
*NCR Corp.	17,300	223,862
*NetApp, Inc.	3,600	80,856
*NETGEAR, Inc.	33,907	576,758
#*NetLogic Microsystems, Inc.	9,100	361,634
*NetScout Systems, Inc.	26,955	268,202
#*NetSuite, Inc.	200	2,432
*Network Equipment Technologies, Inc.	31,100	177,270
*NeuStar, Inc.	2,100	47,628
*Newport Corp.	11,700	86,463
*Newtek Business Services, Inc.	1,367	560
*NIC, Inc.	19,724	149,705
*Novatel Wireless, Inc.	25,528	242,005
*Novell, Inc.	96,599	442,423
#*Novellus Systems, Inc.	59,300	1,160,501
*Nu Horizons Electronics Corp.	20,780	82,081
#*Nuance Communications, Inc.	21,052	277,886
*NumereX Corp. Class A	2,694	14,830
#*Nvidia Corp.	19,200	248,256
O.I. Corp.	2,434	12,413
*Occam Networks, Inc.	20,929	82,460
*Oclaro, Inc.	7,449	4,395
#*Omniture, Inc.	48,088	657,844
*OmniVision Technologies, Inc.	48,661	643,785
*ON Semiconductor Corp.	56,713	414,005
*Online Resources Corp.	23,724	156,816
*Onvia, Inc.	3,863	22,212
*Open Text Corp.	2,933	110,515
*Openwave Systems, Inc.	40,142	105,172
*Oplink Communications, Inc.	26,693	339,535
OPNET Technologies, Inc.	18,154	172,463
*Opnext, Inc.	4,784	9,712

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Optical Cable Corp.	4,608	$15,898
*Orbcomm, Inc.	16,784	37,596
*OSI Systems, Inc.	18,552	367,515
*Overland Storage, Inc.	2,400	1,848
#*Palm, Inc.	42,900	674,817
*PAR Technology Corp.	10,280	56,746
*Parametric Technology Corp.	13,187	170,244
Park Electrochemical Corp.	16,100	376,257
*ParkerVision, Inc.	2,838	8,656
*PC Connection, Inc.	22,085	126,768
*PC Mall, Inc.	11,700	101,673
*PC-Tel, Inc.	23,419	156,673
*PDF Solutions, Inc.	16,601	38,182
Pegasystems, Inc.	20,882	590,961
*Perceptron, Inc.	3,300	13,530
*Perficient, Inc.	29,328	216,441
*Performance Technologies, Inc.	10,667	32,001
*Pericom Semiconductor Corp.	26,024	247,228
*Perot Systems Corp.	78,776	1,258,840
*Pervasive Software, Inc.	16,262	86,514
*Phoenix Technologies, Ltd.	6,909	22,869
*Photronics, Inc.	32,400	165,564
*Pinnacle Data Systems, Inc.	100	67
Plantronics, Inc.	41,200	975,204
*PLATO Learning, Inc.	13,544	58,646
*Plexus Corp.	33,917	871,328
*PLX Technology, Inc.	26,368	102,835
*PMC-Sierra, Inc.	71,200	651,480
#*Polycom, Inc.	32,625	774,844
#Power Integrations, Inc.	9,999	292,871
*Presstek, Inc.	32,958	56,029
—*Price Communications Liquidation Trust	8,600	1,175
#*Procera Networks, Inc.	2,241	1,524
*Progress Software Corp.	20,982	474,823
*PROS Holdings, Inc.	1,000	7,860
QAD, Inc.	20,314	76,381
*QLogic Corp.	13,000	169,650
Qualstar Corp.	6,493	14,285
*Quest Software, Inc.	39,204	577,867
*QuickLogic Corp.	10,500	13,335
*Radiant Systems, Inc.	24,400	245,464
*RadiSys Corp.	28,904	228,920
*RAE Systems, Inc.	7,500	11,325
*Rainmaker Systems, Inc.	3,513	5,638
#*Rambus, Inc.	7,866	133,171
*RealNetworks, Inc.	91,830	266,307
*Red Hat, Inc.	6,300	143,829
*Relm Wireless Corp.	5,000	7,950
Renaissance Learning, Inc.	8,754	85,176
*RF Micro Devices, Inc.	22,500	117,000
Richardson Electronics, Ltd.	10,500	39,060
*RightNow Technologies, Inc.	9,430	113,537
*Rimage Corp.	10,312	171,901
*Riverbed Technology, Inc.	1,500	30,015
*Rofin-Sinar Technologies, Inc.	16,900	366,899
*Rogers Corp.	14,000	349,300
*Rovi Corp.	110,469	2,889,869
#*Rubicon Technology, Inc.	9,918	117,231
*Rudolph Technologies, Inc.	26,557	216,971
*S1 Corp.	62,365	442,168
*Saba Software, Inc.	9,762	37,193

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Salary.com, Inc.	1,470	$4,116
*Sandisk Corp.	90,011	1,603,996
*Sanmina-SCI Corp.	102,318	62,414
*Sapient Corp.	37,102	247,841
#*SAVVIS, Inc.	14,267	207,014
*ScanSource, Inc.	18,430	525,808
*Scientific Learning Corp.	2,910	6,344
*SCM Microsystems, Inc.	7,000	15,400
*SeaChange International, Inc.	39,662	362,907
#Seagate Technology	14,000	168,560
*Semitool, Inc.	27,215	161,113
*Semtech Corp.	28,969	533,030
*ShoreTel, Inc.	18,977	163,582
*Sigma Designs, Inc.	17,059	275,844
*Silicon Graphics International Corp.	21,318	107,016
*Silicon Image, Inc.	62,912	154,134
#*Silicon Laboratories, Inc.	7,100	304,093
*Silicon Storage Technology, Inc.	67,126	126,197
*Simulations Plus, Inc.	1,800	2,772
#*Skyworks Solutions, Inc.	103,599	1,251,476
*Smart Modular Technologies (WWH), Inc.	5,900	17,582
*Smith Micro Software, Inc.	28,580	326,669
*Soapstone Networks, Inc.	17,100	8,465
*SoftBrands, Inc.	5,800	5,336
#*Sonic Solutions, Inc.	25,899	94,013
*SonicWALL, Inc.	62,581	474,990
*Soundbite Communications, Inc.	1,300	4,160
*Sourcefire, Inc.	16,342	288,273
#*Spansion, Inc.	2,400	324
*Spark Networks, Inc.	7,235	17,798
*Spectrum Control, Inc.	13,864	136,838
*SPSS, Inc.	6,388	316,078
*SRA International, Inc.	37,348	735,756
*SRS Labs, Inc.	14,366	106,883
*Standard Microsystems Corp.	20,324	471,517
*StarTek, Inc.	13,585	128,378
#*STEC, Inc.	43,117	1,469,859
#*Stratasys, Inc.	19,477	307,347
#*SuccessFactors, Inc.	8,019	84,600
*Sun Microsystems, Inc.	14,850	136,174
*Super Micro Computer, Inc.	6,200	49,228
*Supertex, Inc.	9,246	213,120
*Support.com, Inc.	45,953	113,044
*Switch and Data Facilities Co.	7,969	110,689
#*Sybase, Inc.	12,500	447,500
*Sycamore Networks, Inc.	308,358	1,048,417
#*Symantec Corp.	27,910	416,696
*Symmetricom, Inc.	32,299	209,298
*Symyx Technologies, Inc.	27,296	189,161
#*Synaptics, Inc.	7,200	172,584
*Synchronoss Technologies, Inc.	14,447	171,630
*SYNNEX Corp.	35,900	1,020,278
*Synopsys, Inc.	21,567	430,909
Syntel, Inc.	4,100	162,278
#*Take-Two Interactive Software, Inc.	31,938	304,050
*Taleo Corp. Class A	4,100	71,750
*Tech Data Corp.	57,641	2,013,400
Technitrol, Inc.	25,968	188,528
*Technology Solutions Co.	524	110
*TechTarget, Inc.	700	3,920
*TechTeam Global, Inc.	11,819	76,705

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Techwell, Inc.	17,003	$162,209
*Tekelec	45,094	829,279
*TeleCommunication Systems, Inc.	13,800	114,264
*TeleTech Holdings, Inc.	12,680	212,010
#*Telkonet, Inc.	1,232	160
*Tellabs, Inc.	426,210	2,472,018
*Telular Corp.	8,377	21,948
*Teradata Corp.	4,300	105,651
#*Teradyne, Inc.	55,203	435,000
#*Terremark Worldwide, Inc.	35,780	222,909
*Tessco Technologies, Inc.	7,246	109,270
*Tessera Technologies, Inc.	33,184	932,139
Texas Instruments, Inc.	1,649	39,658
TheStreet.com, Inc.	5,296	11,016
*THQ, Inc.	26,360	176,876
*TIBCO Software, Inc.	105,260	918,920
*Tier Technologies, Inc. Class B	7,500	55,500
*TiVo, Inc.	18,763	192,321
*TNS, Inc.	5,458	125,152
*Tollgrade Communications, Inc.	10,035	56,096
Total System Services, Inc.	10,649	156,327
*Track Data Corp.	538	1,802
*Transact Technologies, Inc.	5,540	30,359
*Transwitch Corp.	9,862	5,266
*Travelzoo, Inc.	4,020	54,873
#*Trimble Navigation, Ltd.	6,780	160,754
*Trio-Tech International	400	966
*Triquint Semiconductor, Inc.	103,790	745,212
*TSR, Inc.	1,444	3,105
*TTM Technologies, Inc.	39,159	386,499
*Tyco Electronics, Ltd.	12,500	268,375
#*Tyler Technologies, Inc.	17,842	274,767
#*Ultimate Software Group, Inc.	3,700	94,720
*Ultra Clean Holdings, Inc.	10,373	40,973
*Ultratech, Inc.	21,400	254,874
*Unica Corp.	18,792	117,638
United Online, Inc.	64,305	590,320
#*Universal Display Corp.	7,700	93,555
*UTStarcom, Inc.	6,450	11,030
*ValueClick, Inc.	33,700	387,550
*Varian Semiconductor Equipment Associates, Inc.	4,800	153,792
*Veeco Instruments, Inc.	27,146	511,431
#*VeriFone Holdings, Inc.	6,105	55,006
#*VeriSign, Inc.	7,900	161,476
#*Vertro, Inc.	12,618	2,637
*Viasat, Inc.	20,026	540,702
*Vicon Industries, Inc.	1,600	10,400
*Video Display Corp.	5,295	16,520
*Virage Logic Corp.	17,043	85,045
*Virtusa Corp.	18,054	168,263
#*Visa, Inc.	9,005	589,467
*Vishay Intertechnology, Inc.	264,417	1,880,005
*Vocus, Inc.	4,048	68,087
#*Volterra Semiconductor Corp.	13,600	225,624
Wayside Technology Group, Inc.	4,672	34,666
*Web.com Group, Inc.	29,853	183,297
#*WebMD Health Corp. Class A	990	33,076
*Websense, Inc.	7,866	116,417
#*Western Digital Corp.	9,700	293,425
*White Electronics Designs Corp.	15,431	70,520
*Winland Electronics, Inc.	400	292

U.S VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Wireless Ronin Technologies, Inc.	1,773	$5,372
Wireless Xcessories Group, Inc.	1,600	1,760
*WPCS International, Inc.	2,800	8,148
*Wright Express Corp.	5,600	158,368
Xerox Corp.	565,620	4,632,428
#Xilinx, Inc.	10,880	235,987
*Yahoo!, Inc.	42,232	604,762
#*Zebra Technologies Corp. Class A	6,400	156,416
*ZiLOG, Inc.	7,400	18,426
*Zoran Corp.	39,000	449,280
*Zygo Corp.	11,480	72,554

Total Information Technology		166,620,342

Materials — (4.1%)
A. Schulman, Inc.	17,163	365,744
A.M. Castle & Co.	21,400	225,770
*AEP Industries, Inc.	2,634	84,051
#Air Products & Chemicals, Inc.	5,600	417,760
Airgas, Inc.	7,100	316,518
AK Steel Holding Corp.	6,783	133,422
#Albemarle Corp.	15,650	464,961
#Alcoa, Inc.	49,364	580,521
#Allegheny Technologies, Inc.	3,900	105,612
#AMCOL International Corp.	12,400	233,244
*American Pacific Corp.	3,972	32,173
American Vanguard Corp.	15,013	130,013
#AptarGroup, Inc.	13,500	471,420
*Arabian American Development Co.	5,590	19,285
Arch Chemicals, Inc.	17,900	475,245
Ashland, Inc.	52,074	1,725,732
*Balchem Corp.	5,975	165,806
#Ball Corp.	8,100	391,716
Bemis Co., Inc.	21,500	565,880
*Brush Engineered Materials, Inc.	18,800	401,004
*Buckeye Technologies, Inc.	24,877	157,969
*Bway Holding Co.	8,570	136,263
Cabot Corp.	9,600	175,680
*Calgon Carbon Corp.	20,700	262,269
*Caraustar Industries, Inc.	2,500	200
Carpenter Technology Corp.	23,400	437,346
#Celanese Corp. Class A	2,400	61,680
*Century Aluminum Co.	8,700	72,906
CF Industries Holdings, Inc.	1,500	118,410
Cliffs Natural Resources, Inc.	9,400	257,466
#*Coeur d’Alene Mines Corp.	14,800	210,160
Commercial Metals Co.	41,870	692,530
#Compass Minerals International, Inc.	3,600	191,484
*Continental Materials Corp.	20	172
*Core Molding Technologies, Inc.	3,400	10,404
*Crown Holdings, Inc.	7,500	188,250
Cytec Industries, Inc.	35,530	891,803
Deltic Timber Corp.	7,200	323,784
Dow Chemical Co.	65,144	1,379,098
#du Pont (E.I.) de Nemours & Co.	8,400	259,812
#Eagle Materials, Inc.	20,427	557,657
Eastman Chemical Co.	4,700	233,402
*Ferro Corp.	33,500	166,495
#*Flotek Industries, Inc.	8,292	15,589
FMC Corp.	4,300	209,152
#Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	416,311
Friedman Industries, Inc.	10,403	57,320

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*General Moly, Inc.	24,233	$68,579
*Gentek, Inc.	8,982	213,143
#*Georgia Gulf Corp.	316	5,464
*Graphic Packaging Holding Co.	33,736	71,858
#Greif, Inc. Class A	8,800	451,704
#Greif, Inc. Class B	4,900	232,064
H.B. Fuller Co.	41,000	826,560
Hawkins, Inc.	5,143	96,483
*Haynes International, Inc.	5,700	131,271
#*Headwaters, Inc.	44,200	135,694
#*Hecla Mining Co.	92,800	292,320
*Horsehead Holding Corp.	27,620	295,258
*Huntsman Corp.	22,518	138,260
*ICO, Inc.	7,365	30,417
#Innophos Holdings, Inc.	14,919	280,179
*Innospec, Inc.	13,900	165,966
International Flavors & Fragrances, Inc.	1,100	38,786
International Paper Co.	281,200	5,289,372
Kaiser Aluminum Corp.	15,800	522,348
*Kapstone Paper and Packaging Corp.	3,500	17,640
KMG Chemicals, Inc.	5,815	43,031
Koppers Holdings, Inc.	3,823	106,700
*Kronos Worldwide, Inc.	20,353	167,302
*Landec Corp.	28,448	179,791
*Louisiana-Pacific Corp.	54,900	231,678
*LSB Industries, Inc.	15,544	276,061
Lubrizol Corp.	14,609	846,299
#Martin Marietta Materials, Inc.	1,000	86,070
MeadWestavco Corp.	151,161	2,946,128
*Metalline Mining Co.	4,300	1,247
Minerals Technologies, Inc.	16,140	701,606
*Mod-Pac Corp.	1,400	3,808
Mosaic Co. (The)	5,700	297,255
Myers Industries, Inc.	25,606	251,963
#Nalco Holding Co.	17,300	306,037
Neenah Paper, Inc.	12,100	118,580
#NewMarket Corp.	6,600	499,290
Newmont Mining Corp.	12,300	508,605
NL Industries, Inc.	31,013	211,819
*Northern Technologies International Corp.	1,100	9,559
#Nucor Corp.	10,100	449,147
#Olin Corp.	16,500	227,535
Olympic Steel, Inc.	7,300	186,223
*OM Group, Inc.	26,600	895,356
*OMNOVA Solutions, Inc.	14,430	80,952
#*Owens-Illinois, Inc.	4,080	138,475
P.H. Glatfelter Co.	36,120	373,842
Packaging Corp. of America	21,628	425,423
*Pactiv Corp.	10,900	274,462
*Penford Corp.	8,721	57,210
*PolyOne Corp.	85,702	367,662
#PPG Industries, Inc.	5,000	275,000
Quaker Chemical Corp.	8,600	154,800
*Ready Mix, Inc.	1,400	5,320
Reliance Steel & Aluminum Co.	29,600	997,816
Rock-Tenn Co. Class A	12,179	547,568
*Rockwood Holdings, Inc.	27,700	496,384
#Royal Gold, Inc.	14,798	607,902
RPM International, Inc.	29,500	470,820
*RTI International Metals, Inc.	11,800	209,568
#Schnitzer Steel Industries, Inc. Class A	10,600	569,962

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Schweitzer-Maudoit International, Inc.	15,888	$519,538
#Scotts Miracle-Gro Co. Class A (The)	5,700	222,585
Sealed Air Corp.	21,450	394,465
*Senomyx, Inc.	20,144	56,403
Sensient Technologies Corp.	23,300	586,927
#Sigma-Aldrich Corp.	3,257	165,293
Silgan Holdings, Inc.	2,400	120,624
*Solitario Exploration & Royalty Corp.	1,300	2,600
*Solutia, Inc.	9,800	87,612
Sonoco Products Co.	21,800	577,264
*Spartech Corp.	23,474	293,425
#Steel Dynamics, Inc.	11,680	191,085
Stepan Co.	8,024	359,315
*Stillwater Mining Co.	68,400	457,596
*Synalloy Corp.	9,022	78,491
#Temple-Inland, Inc.	103,700	1,623,942
Terra Industries, Inc.	11,000	320,760
#Texas Industries, Inc.	17,676	804,258
*Titanium Metals Corp.	9,226	77,222
*U.S. Concrete, Inc.	21,531	42,201
*U.S. Gold Corp.	72,822	215,553
*United States Lime & Minerals, Inc.	3,400	133,246
#*United States Steel Corp.	23,480	933,330
*Universal Stainless & Alloy Products, Inc.	4,480	78,893
#Valhi, Inc.	7,800	102,414
Valspar Corp.	74,200	1,878,744
Vulcan Materials Co.	3,693	175,344
#*W.R. Grace & Co.	3,700	61,531
#Walter Energy, Inc.	11,300	557,768
*Wausau Paper Corp.	45,012	423,113
#Westlake Chemical Corp.	74,956	1,873,150
Weyerhaeuser Co.	65,433	2,292,772
#Worthington Industries, Inc.	61,599	814,339
Zep, Inc.	2,450	39,396
*Zoltek Companies, Inc.	22,224	220,462

Total Materials		56,478,772

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	3,915	—
—*Tripos Escrow Shares	67	6

Total Other		6

Telecommunication Services — (1.8%)
#Alaska Communications Systems Group, Inc.	10,400	77,064
AT&T, Inc.	332,498	8,721,423
Atlantic Tele-Network, Inc.	12,094	507,101
#*Cbeyond, Inc.	5,334	74,783
*Centennial Communications Corp.	30,120	231,020
CenturyTel, Inc.	58,557	1,838,104
*Cincinnati Bell, Inc.	34,600	108,298
#*Cogent Communications Group, Inc.	14,000	116,060
#Consolidated Communications Holdings, Inc.	23,773	300,253
#*Crown Castle International Corp.	17,600	505,824
D&E Communications, Inc.	13,116	139,030
*FairPoint Communications, Inc.	16,430	9,694
*FiberTower Corp.	10,600	4,876
Frontier Communications Corp.	13,337	93,359
*General Communications, Inc. Class A	42,291	289,693
*Global Crossing, Ltd.	2,100	22,827
Hickory Tech Corp.	9,349	79,186
*IDT Corp. Class B	1,600	4,160

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#Iowa Telecommunications Services, Inc.	8,300	$101,758
*iPCS, Inc.	3,100	55,831
#*Leap Wireless International, Inc.	29,552	707,770
*Neutral Tandem, Inc.	3,730	115,630
#NTELOS Holdings Corp.	5,139	79,603
*PAETEC Holding Corp.	14,900	43,806
*Premiere Global Services, Inc.	32,404	310,754
#*SBA Communications Corp.	3,000	78,270
*Shenandoah Telecommunications Co.	10,872	221,354
#*Sprint Nextel Corp.	328,500	1,314,000
*SureWest Communications	10,629	136,158
*Syniverse Holdings, Inc.	35,670	625,295
Telephone & Data Systems, Inc.	31,224	803,706
Telephone & Data Systems, Inc. Special Shares	34,344	827,690
#*tw telecom, inc.	3,700	36,630
*United States Cellular Corp.	9,361	335,311
*USA Mobility, Inc.	23,864	322,164
Verizon Communications, Inc.	159,887	5,127,576
Warwick Valley Telephone Co.	3,125	36,063
Windstream Corp.	28,817	252,725
*Xeta Corp.	4,300	9,245

Total Telecommunication Services		24,664,094

Utilities — (1.2%)
#*AES Corp.	50,000	639,500
#AGL Resources, Inc.	5,600	188,272
#ALLETE, Inc.	4,200	134,316
Alliant Energy Corp.	700	18,312
#American States Water Co.	3,100	112,685
Aqua America, Inc.	5,300	95,718
Artesian Resources Corp. Class A	1,822	32,231
#Atmos Energy Corp.	6,600	179,256
Avista Corp.	13,600	251,872
Black Hills Corp.	8,922	232,061
*Cadiz, Inc.	3,366	39,180
#California Water Service Group	7,689	291,182
*Calpine Corp.	26,780	344,926
CenterPoint Energy, Inc.	1,100	13,255
Central Vermont Public Service Corp.	6,594	121,593
#CH Energy Group, Inc.	6,000	296,940
Chesapeake Utilities Corp.	2,100	69,615
#Cleco Corp.	9,000	213,210
#CMS Energy Corp.	19,300	249,742
Connecticut Water Services, Inc.	3,934	85,092
Delta Natural Gas Co., Inc.	929	22,380
#DPL, Inc.	4,700	112,565
#*Dynegy, Inc.	228,560	459,406
*El Paso Electric Co.	10,600	160,166
#Empire District Electric Co.	8,300	152,388
Energen Corp.	2,500	103,300
Energy West, Inc.	876	7,288
*Environmental Power Corp.	2,500	1,200
Florida Public Utilities Co.	800	11,168
#Great Plains Energy, Inc.	10,777	171,678
#Hawaiian Electric Industries, Inc.	7,998	142,924
IDACORP, Inc.	8,400	232,848
#Integrys Energy Group, Inc.	3,707	125,223
#ITC Holdings Corp.	5,500	262,350
Laclede Group, Inc.	5,586	187,522
Maine & Maritimes Corp.	2,508	90,288
MGE Energy, Inc.	5,519	197,967

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Middlesex Water Co.	14,200	$217,118
*Mirant Corp.	101,300	1,829,478
National Fuel Gas Co.	2,800	113,624
#New Jersey Resources Corp.	8,913	344,042
#Nicor, Inc.	5,100	185,844
Northeast Utilities, Inc.	5,500	126,555
Northwest Natural Gas Co.	4,700	209,808
NorthWestern Corp.	8,700	210,540
#*NRG Energy, Inc.	24,400	663,924
NSTAR	7,800	250,380
#NV Energy, Inc.	17,100	196,650
OGE Energy Corp.	5,300	159,530
#Oneok, Inc.	900	29,790
#Ormat Technologies, Inc.	9,440	373,730
Pennichuck Corp.	2,449	56,205
Piedmont Natural Gas Co.	5,700	140,334
#Pinnacle West Capital Corp.	7,400	236,504
#PNM Resources, Inc.	20,600	251,320
Portland General Electric Co.	6,700	127,501
Public Service Enterprise Group, Inc.	35,300	1,145,485
Questar Corp.	9,200	304,244
RGC Resources, Inc.	200	5,210
*RRI Energy, Inc.	102,836	550,173
SJW Corp.	14,400	322,848
South Jersey Industries, Inc.	5,200	191,776
Southwest Gas Corp.	6,100	147,742
Southwest Water Co.	5,681	27,780
#TECO Energy, Inc.	16,300	219,887
UGI Corp.	7,800	206,232
UIL Holdings Corp.	6,166	150,450
#Unisource Energy Corp.	6,700	184,920
Unitil Corp.	4,851	100,125
Vectren Corp.	5,893	144,732
Westar Energy, Inc.	9,300	182,931
WGL Holdings, Inc.	6,200	205,344
#York Water Co.	3,220	55,738

Total Utilities		15,918,113

TOTAL COMMON STOCKS		1,080,514,001

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	6,200	863
—*DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
—*German American Bancorp, Inc. Rights	10,412	—
—*Preferred Bank Rights 08/24/09	6,000	2,016
*Valley National Bancorp Warrants 06/30/15	106	227

TOTAL RIGHTS/WARRANTS		3,106

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,684,147	4,684,147

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (20.7%)
§@DFA Short Term Investment Fund LP	279,657,300	279,657,300
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $2,696,234 FHLMC 4.000%, 07/01/39, valued at $2,625,762) to be repurchased at $2,549,325	$2,549	2,549,283

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $1,090,000 FNMA 6.000%, 02/01/39, valued at $1,016,599) to be repurchased at $983,150	$983	$983,134

TOTAL SECURITIES LENDING COLLATERAL		283,189,717

TOTAL INVESTMENTS — (100.0%) (Cost $1,643,847,655)##		$1,368,390,971

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$179,132,719	—	—	$179,132,719
Consumer Staples	59,619,693	—	—	59,619,693
Energy	94,550,937	—	—	94,550,937
Financials	245,870,883	$985	—	245,871,868
Health Care	99,831,902	21,611	—	99,853,513
Industrials	137,803,944	—	—	137,803,944
Information Technology	166,619,167	1,175	—	166,620,342
Materials	56,478,772	—	—	56,478,772
Other	—	6	—	6
Telecommunication Services	24,664,094	—	—	24,664,094
Utilities	15,918,113	—	—	15,918,113
Rights/Warrants	227	2,879	—	3,106
Temporary Cash Investments	4,684,147	—	—	4,684,147
Securities Lending Collateral	—	283,189,717	—	283,189,717

TOTAL	$1,085,174,599	$283,216,372	—	$1,368,390,971

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (82.2%)
Consumer Discretionary — (11.9%)
*99 Cents Only Stores	37,689	$552,144
*A.C. Moore Arts & Crafts, Inc.	5,700	20,577
#Aaron’s, Inc.	17,700	486,219
Aaron’s, Inc. Class A	576	12,672
#*Abercrombie & Fitch Co.	5,799	165,793
Acme United Corp.	500	4,225
#Advance Auto Parts, Inc.	2,100	97,083
#*Aeropostale, Inc.	10,800	393,120
*AFC Enterprises, Inc.	6,625	49,224
*Aldila, Inc.	1,300	4,433
*Alloy, Inc.	6,488	41,653
#*Amazon.com, Inc.	13,700	1,174,912
Ambassadors Group, Inc.	6,999	108,415
*American Apparel, Inc.	29,700	114,048
#*American Axle & Manufacturing Holdings, Inc.	14,490	31,878
American Eagle Outfitters, Inc.	84,350	1,213,796
*America’s Car-Mart, Inc.	5,500	120,285
*Amerigon, Inc.	7,600	63,916
Ameristar Casinos, Inc.	20,196	377,463
*AnnTaylor Stores Corp.	23,900	288,473
#*Apollo Group, Inc. Class A	5,000	345,200
Arbitron, Inc.	6,900	112,332
*Arctic Cat, Inc.	6,587	40,576
*Ark Restaurants Corp.	1,196	15,237
#*ArvinMeritor, Inc.	41,800	302,632
*Asbury Automotive Group, Inc.	200	2,798
*Ascent Media Corp.	2,235	61,954
*Atrinsic, Inc.	1,234	1,283
*Audiovox Corp. Class A	6,250	49,312
#*AutoNation, Inc.	110,024	2,275,296
#*Autozone, Inc.	2,500	383,925
*Ballantyne Strong, Inc.	5,811	13,714
*Bally Technologies, Inc.	7,700	278,817
#Barnes & Noble, Inc.	33,100	762,293
Barry (R.G.) Corp.	7,961	56,842
*Bassett Furniture Industries, Inc.	408	1,020
*Beasley Broadcast Group, Inc.	300	873
*Beazer Homes USA, Inc.	16,300	52,486
bebe stores, inc.	36,083	262,323
#*Bed Bath and Beyond, Inc.	31,400	1,091,150
Belo Corp. Class A	26,621	76,402
*Benihana, Inc.	253	2,178
*Benihana, Inc. Class A	1,100	8,822
#Best Buy Co., Inc.	14,542	543,435
Big 5 Sporting Goods Corp.	10,156	132,028
#*Big Lots, Inc.	30,994	714,102
#*BJ’s Restaurants, Inc.	14,900	239,592
Black & Decker Corp.	15,345	576,972
*Blockbuster, Inc. Class A	10,000	7,300
*Blue Nile, Inc.	2,800	129,444
*Bluegreen Corp.	8,497	23,537
Blyth, Inc.	4,125	175,024
Bob Evans Farms, Inc.	10,821	314,025
#*Bon-Ton Stores, Inc.	4,000	14,000
Books-A-Million, Inc.	4,919	45,599
*Borders Group, Inc.	30,368	120,561
BorgWarner, Inc.	25,065	831,907

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Bowl America, Inc. Class A	1,280	$17,152
*Boyd Gaming Corp.	33,350	306,486
Brinker International, Inc.	14,331	238,468
*Brink’s Home Security Holdings, Inc.	15,700	468,174
#*Brookfield Homes Corp.	12,100	68,123
Brown Shoe Company, Inc.	16,200	125,550
#*Brunswick Corp.	66,700	478,906
#Buckle, Inc.	19,100	590,954
#*Buffalo Wild Wings, Inc.	6,955	280,634
*Build-A-Bear-Workshop, Inc.	7,200	34,200
#Burger King Holdings, Inc.	8,950	152,329
#*Cabela’s, Inc.	29,500	478,195
Cablevision Systems New York Group Class A	14,922	305,453
*Cache, Inc.	1,900	8,113
#*California Pizza Kitchen, Inc.	12,500	206,250
Callaway Golf Co.	37,000	235,690
*Canterbury Park Holding Corp.	100	700
#*Capella Education Co.	2,810	180,852
#*Career Education Corp.	30,758	704,973
#*Caribou Coffee Co.	6,297	36,586
#*CarMax, Inc.	131,860	2,126,902
*Carmike Cinemas, Inc.	4,400	41,800
Carnival Corp.	112,200	3,140,478
*Carriage Services, Inc.	4,124	15,135
*Carrols Restaurant Group, Inc.	3,600	24,372
*Carter’s, Inc.	17,600	498,784
*Casual Male Retail Group, Inc.	9,241	19,683
Cato Corp. Class A	13,800	274,482
*Cavalier Homes, Inc.	3,159	8,656
*Cavco Industries, Inc.	3,287	112,514
CBS Corp. Class A	626	5,139
#CBS Corp. Class B	85,700	701,883
*CEC Entertainment, Inc.	7,100	207,107
*Centex Corp.	72,398	789,862
*Champion Enterprises, Inc.	200	94
*Charlotte Russe Holding, Inc.	8,000	120,080
*Charming Shoppes, Inc.	49,108	237,192
#*Cheesecake Factory, Inc.	26,454	512,414
#Cherokee, Inc.	1,556	31,587
*Chico’s FAS, Inc.	64,810	743,371
#*Children’s Place Retail Stores, Inc. (The)	15,571	510,262
#*Chipotle Mexican Grill, Inc.	3,400	319,022
*Chipotle Mexican Grill, Inc. Class B	3,500	286,125
#Choice Hotels International, Inc.	10,000	278,500
Christopher & Banks Corp.	15,190	120,305
*Churchill Downs, Inc.	5,478	205,425
Cinemark Holdings, Inc.	57,190	634,237
*Citi Trends, Inc.	7,600	221,920
CKE Restaurants, Inc.	20,800	184,080
*Clear Channel Outdoor Holdings, Inc.	7,213	41,403
#Coach, Inc.	15,500	458,645
#*Coinstar, Inc.	13,983	464,655
*Coldwater Creek, Inc.	37,200	273,048
#*Collective Brands, Inc.	32,100	511,032
*Collectors Universe, Inc.	767	3,137
Columbia Sportswear Co.	18,894	669,037
Comcast Corp. Class A	346,719	5,152,244
Comcast Corp. Special Class A	154,874	2,166,687
*Conn’s, Inc.	9,881	124,599
Cooper Tire & Rubber Co.	19,700	290,772
*Core-Mark Holding Co., Inc.	4,902	131,668

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Corinthian Colleges, Inc.	21,000	$324,240
CPI Corp.	1,500	27,510
Cracker Barrel Old Country Store, Inc.	4,005	115,584
#*Crocs, Inc.	35,200	120,384
*Crown Media Holdings, Inc.	19,413	39,408
CSS Industries, Inc.	200	4,640
*Culp, Inc.	2,086	13,747
*Cybex International, Inc.	3,598	3,598
#D.R. Horton, Inc.	183,100	2,122,129
Darden Restaurants, Inc.	27,300	884,247
*Deckers Outdoor Corp.	1,879	127,039
*dELiA*s, Inc.	7,169	18,066
*Delta Apparel, Inc.	6,071	51,300
*Design Within Reach, Inc.	1,743	261
*Destination Maternity Corp.	1,600	36,512
DeVry, Inc.	4,900	243,726
#*Dick’s Sporting Goods, Inc.	30,542	606,259
Dillard’s, Inc. Class A	28,500	302,385
*DineEquity, Inc.	6,200	153,202
#*DIRECTV Group, Inc. (The)	43,400	1,124,060
*Discovery Communications, Inc. (25470F104)	48,650	1,191,925
*Discovery Communications, Inc. (25470F203)	50	1,135
*Discovery Communications, Inc. (25470F302)	48,579	1,088,170
#*DISH Network Corp.	6,100	103,395
Disney (Walt) Co.	340,594	8,555,721
*Dixie Group, Inc.	1,338	4,201
*Dolan Media Co.	11,000	149,930
#*Dollar Tree, Inc.	10,200	470,424
#*Domino’s Pizza, Inc.	16,000	131,520
*Dorman Products, Inc.	3,944	64,563
Dover Downs Gaming & Entertainment, Inc.	10,112	55,313
#*DreamWorks Animation SKG, Inc.	26,700	841,317
#*Dress Barn, Inc. (The)	33,400	520,706
*Drew Industries, Inc.	12,400	237,956
*drugstore.com, Inc.	11,664	26,477
*DSW, Inc.	9,400	126,806
*E.W. Scripps Co.	1,600	6,432
#Eastman Kodak Co.	155,429	461,624
#*Eddie Bauer Holdings, Inc.	3,331	217
*Einstein Noah Restaurant Group, Inc.	4,184	44,434
*Enova Systems, Inc.	700	567
*Entravision Communications Corp.	3,200	1,856
Ethan Allen Interiors, Inc.	10,440	132,901
*Exide Technologies	12,600	61,362
#Family Dollar Stores, Inc.	1,000	31,420
*Famous Dave’s of America, Inc.	3,100	20,243
*Federal-Mogul Corp.	7,633	107,854
*FGX International Holdings, Ltd.	2,600	34,346
Finish Line, Inc. Class A	20,100	174,870
*Fisher Communications, Inc.	4,242	78,519
Flexsteel Industries, Inc.	1,100	8,943
Foot Locker, Inc.	93,600	1,037,088
#*Ford Motor Co.	59,100	472,800
Fortune Brands, Inc.	49,294	1,950,564
FortuNet, Inc.	1,500	1,770
*Fossil, Inc.	37,684	992,597
*Franklin Electronic Publishers, Inc.	1,100	2,442
Fred’s, Inc.	22,600	304,648
Frisch’s Restaurants, Inc.	2,647	73,454
*Fuel Systems Solutions, Inc.	3,900	97,812
*Furniture Brands International, Inc.	22,384	89,760

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Gaiam, Inc.	6,000	$30,060
*GameStop Corp. Class A	39,500	864,655
*Gaming Partners International Corp.	2,830	20,093
#*Gander Mountain Co.	7,147	42,096
Gannett Co., Inc.	20,600	144,200
Gap, Inc.	52,600	858,432
*Garmin, Ltd.	19,988	552,868
*Gaylord Entertainment Co.	14,400	205,488
*Genesco, Inc.	7,600	165,072
#Gentex Corp.	47,225	706,958
Genuine Parts Co.	21,700	768,614
*G-III Apparel Group, Ltd.	7,200	87,048
*Global Traffic Network, Inc.	631	2,694
*Golfsmith International Holdings, Inc.	300	552
#*Goodyear Tire & Rubber Co.	12,000	204,240
*Great Wolf Resorts, Inc.	5,753	15,533
*Group 1 Automotive, Inc.	9,900	291,654
Guess?, Inc.	2,600	75,582
#*Gymboree Corp.	12,400	493,272
#H&R Block, Inc.	14,000	233,660
#*Hanesbrands, Inc.	10,200	202,980
#Harley-Davidson, Inc.	53,400	1,206,840
*Harman International Industries, Inc.	19,681	485,727
Harte-Hanks, Inc.	23,018	249,055
Hasbro, Inc.	9,570	253,605
*Haverty Furniture Co., Inc.	10,420	111,911
*Haverty Furniture Co., Inc. Class A	500	5,375
*Hawk Corp.	4,000	57,000
*Heelys, Inc.	7,843	14,823
*Helen of Troy, Ltd.	13,100	284,925
*hhgregg, Inc.	2,100	38,535
*Hibbett Sporting Goods, Inc.	9,600	176,736
Hillenbrand, Inc.	8,700	157,644
*Hollywood Media Corp.	5,100	8,109
#Home Depot, Inc.	105,470	2,735,892
Hooker Furniture Corp.	3,979	54,632
*Hot Topic, Inc.	23,000	177,790
#*Hovnanian Enterprises, Inc. Class A	13,400	42,880
*HSN, Inc.	16,460	166,740
*Iconix Brand Group, Inc.	30,620	536,462
Interactive Data Corp.	18,565	422,354
International Game Technology	6,053	119,547
International Speedway Corp. Class A	12,100	309,397
#*Interpublic Group of Companies, Inc.	154,698	805,977
*Interstate Hotels & Resorts, Inc.	6,500	5,850
*Interval Leisure Group, Inc.	13,200	139,260
#*iRobot Corp.	10,910	122,301
*Isle of Capri Casinos, Inc.	14,100	167,649
#*ITT Educational Services, Inc.	2,600	253,110
*J. Alexander’s Corp.	5,096	21,760
#*J. Crew Group, Inc.	400	11,264
J.C. Penney Co., Inc.	90,573	2,730,776
#*Jack in the Box, Inc.	16,700	352,370
*Jackson Hewitt Tax Service, Inc.	13,900	84,095
*JAKKS Pacific, Inc.	4,300	49,579
*Jarden Corp.	37,340	920,431
*Jo-Ann Stores, Inc.	14,300	333,190
#Johnson Controls, Inc.	97,400	2,520,712
*Johnson Outdoors, Inc.	300	1,962
Jones Apparel Group, Inc.	34,500	474,720
#*Jos. A. Bank Clothiers, Inc.	8,800	321,992

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*K12, Inc.	5,000	$93,850
KB HOME	42,500	709,325
*Kenneth Cole Productions, Inc. Class A	2,300	18,469
*Kirkland’s, Inc.	1,900	26,239
*Knology, Inc.	9,200	79,120
#*Kohl’s Corp.	38,000	1,844,900
*Kona Grill, Inc.	280	1,011
*Krispy Kreme Doughnuts, Inc.	30,000	91,800
KSW, Inc.	98	281
*K-Swiss, Inc. Class A	16,800	182,112
LaCrosse Footwear, Inc.	2,179	23,424
*Lakeland Industries, Inc.	1,036	7,884
*Lakes Entertainment, Inc.	5,885	22,186
#*Lamar Advertising Co.	33,352	701,726
#*Las Vegas Sands Corp.	112,471	1,051,604
*Lazare Kaplan International, Inc.	995	2,488
*La-Z-Boy, Inc.	24,400	165,188
*LeapFrog Enterprises, Inc.	15,900	45,315
*Learning Tree International, Inc.	5,082	54,530
Leggett & Platt, Inc.	90,110	1,563,408
#Lennar Corp. Class A	52,173	617,728
Lennar Corp. Class B	6,638	60,472
*Liberty Global, Inc. Class A	52,800	1,106,160
#*Liberty Global, Inc. Series C	45,685	952,075
*Liberty Media Corp. - Entertainment Class A	118,270	3,308,012
*Liberty Media Corp. - Entertainment Class B	358	10,112
*Liberty Media Corp. Capital Class A	51,949	757,416
*Liberty Media Corp. Interactive Class A	169,361	1,127,944
*Liberty Media Corp. Interactive Class B	500	3,250
#*Life Time Fitness, Inc.	14,900	379,205
#*Lifetime Brands, Inc.	1,411	5,856
#Limited Brands, Inc.	77,520	1,003,109
*LIN TV Corp.	6,240	12,230
*Lincoln Educational Services Corp.	10,105	205,738
*Lithia Motors, Inc. Class A	5,500	65,945
*Live Nation, Inc.	32,800	191,552
#*Liz Claiborne, Inc.	40,040	126,526
#*LKQ Corp.	73,300	1,315,002
*Lodgenet Entertainment Corp.	4,100	19,106
*Lodgian, Inc.	3,788	4,849
Lowe’s Companies, Inc.	130,243	2,925,258
*Luby’s, Inc.	14,100	64,155
#*Lumber Liquidators, Inc.	4,100	67,322
*M/I Homes, Inc.	10,772	141,436
*Mac-Gray Corp.	4,308	52,945
Macy’s, Inc.	138,411	1,925,297
*Maidenform Brands, Inc.	11,335	156,763
Marcus Corp. (The)	11,500	145,360
*Marine Products Corp.	13,936	78,460
*MarineMax, Inc.	9,749	65,611
#Marriott International, Inc. Class A	20,746	446,875
*Martha Stewart Living Omnimedia, Inc.	12,300	42,312
*Marvel Entertainment, Inc.	8,300	328,348
#Mattel, Inc.	72,582	1,275,992
Matthews International Corp. Class A	4,730	147,860
*MAXXAM, Inc.	300	2,640
*McCormick & Schmick’s Seafood Restaurants, Inc.	4,715	36,494
McDonald’s Corp.	29,579	1,628,620
McGraw-Hill Companies, Inc.	12,300	385,605
MDC Holdings, Inc.	19,100	673,084
*Media General, Inc. Class A	6,500	30,225

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Mediacom Communications Corp.	11,835	$56,690
*Medialink Worldwide, Inc.	200	38
Men’s Wearhouse, Inc. (The)	20,895	451,541
Meredith Corp.	18,700	494,989
*Meritage Homes Corp.	13,200	282,480
*MGM Mirage	200	1,446
*Midas, Inc.	2,446	24,142
*Modine Manufacturing Co.	11,266	86,185
#*Mohawk Industries, Inc.	27,600	1,423,608
*Monarch Casino & Resort, Inc.	7,000	63,490
Monro Muffler Brake, Inc.	11,762	312,752
*Morgans Hotel Group Co.	9,700	47,142
#*Morningstar, Inc.	1,900	84,151
*Morton’s Restaurant Group, Inc.	5,000	18,200
*Movado Group, Inc.	9,455	135,017
*MTR Gaming Group, Inc.	6,900	25,392
*Multimedia Games, Inc.	18,101	101,728
*Nathan’s Famous, Inc.	2,186	28,418
National CineMedia, Inc.	11,794	173,490
National Presto Industries, Inc.	3,391	272,501
*Netflix, Inc.	9,300	408,642
*New Frontier Media, Inc.	500	1,050
*New York & Co., Inc.	25,515	91,854
#*New York Times Co. Class A (The)	77,800	612,286
#Newell Rubbermaid, Inc.	69,175	890,282
News Corp. Class A	318,443	3,289,516
#News Corp. Class B	120,247	1,445,369
NIKE, Inc. Class B	16,550	937,392
*Nobility Homes, Inc.	1,152	9,936
#Nordstrom, Inc.	8,500	224,740
Nutri/System, Inc.	7,167	101,986
#*NVR, Inc.	1,800	1,082,070
*O’Charleys, Inc.	8,740	90,809
*Office Depot, Inc.	121,943	554,841
*OfficeMax, Inc.	15,050	140,116
#Omnicom Group, Inc.	16,400	557,600
#*O’Reilly Automotive, Inc.	32,730	1,330,802
*Orient-Express Hotels, Ltd.	3,200	28,320
*Orleans Homebuilders, Inc.	2,500	8,250
*Outdoor Channel Holdings, Inc.	12,753	96,668
#*Overstock.com, Inc.	7,047	92,809
Oxford Industries, Inc.	5,400	74,034
#*P.F. Chang’s China Bistro, Inc.	12,900	437,439
*Pacific Sunwear of California, Inc.	32,500	107,900
*Palm Harbor Homes, Inc.	11,087	25,167
#*Panera Bread Co.	4,600	252,816
*Papa John’s International, Inc.	6,566	166,842
*Peet’s Coffee & Tea, Inc.	7,000	192,290
#*Penn National Gaming, Inc.	46,500	1,474,515
#*Penske Automotive Group, Inc.	25,900	535,612
Pep Boys - Manny, Moe & Jack (The)	26,200	260,166
*Perry Ellis International, Inc.	4,300	33,153
#*PetMed Express, Inc.	5,800	107,648
PetSmart, Inc.	15,192	339,845
Phillips-Van Heusen Corp.	28,932	1,023,614
*Pinnacle Entertainment, Inc.	5,700	57,171
*Playboy Enterprises, Inc. Class B	9,850	23,542
Polaris Industries, Inc.	5,400	204,498
#Polo Ralph Lauren Corp.	13,900	876,395
#Pool Corp.	20,278	478,966
#*Pre-Paid Legal Services, Inc.	3,800	185,326

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Priceline.com, Inc.	3,200	$414,784
PRIMEDIA, Inc.	11,400	26,220
*Princeton Review, Inc.	13,859	75,116
*Progressive Gaming International Corp.	1	—
*Proliance International, Inc.	100	—
#Pulte Homes, Inc.	89,800	1,021,026
*Quiksilver, Inc.	36,700	78,905
#*R.H. Donnelley Corp.	400	23
#*RadioShack Corp.	43,600	676,236
#*Raser Technologies, Inc.	13,800	30,912
*RC2 Corp.	8,492	129,673
*RCN Corp.	16,542	120,426
*Reading International, Inc. Class A	4,671	20,506
*Red Lion Hotels Corp.	2,500	13,150
*Red Robin Gourmet Burgers, Inc.	6,299	117,917
Regal Entertainment Group	22,600	281,144
Regis Corp.	17,400	237,684
*Rent-A-Center, Inc.	40,650	843,894
*Rentrak Corp.	3,869	70,803
*Retail Ventures, Inc.	12,800	42,624
*Rex Stores Corp.	7,200	80,640
*Rick’s Cabaret International, Inc.	2,200	16,786
#*Rocky Brands, Inc.	3,035	11,412
#Ross Stores, Inc.	10,200	449,718
#Royal Caribbean Cruises, Ltd.	59,606	865,479
*Rubio’s Restaurants, Inc.	3,681	22,270
*Ruby Tuesday, Inc.	22,883	171,165
*Russ Berrie & Co., Inc.	17,790	93,220
*Ruth’s Hospitality Group, Inc.	6,800	26,656
#Ryland Group, Inc.	17,069	340,868
*Saga Communications, Inc.	1,129	6,176
#*Saks, Inc.	17,300	88,576
#*Sally Beauty Holdings, Inc.	30,300	211,494
Scholastic Corp.	200	4,510
*Scientific Games Corp.	31,090	560,242
Scripps Networks Interactive	4,948	159,721
#*Sears Holdings Corp.	40,650	2,696,721
Service Corp. International	155,900	985,288
Sherwin-Williams Co.	6,700	386,925
*Shiloh Industries, Inc.	4,053	19,900
*Shoe Carnival, Inc.	5,698	71,225
*Shuffle Master, Inc.	23,497	169,178
*Shutterfly, Inc.	11,011	176,837
*Signet Jewelers, Ltd. ADR	5,326	117,598
*Sinclair Broadcast Group, Inc. Class A	10,056	18,805
*Skechers U.S.A., Inc. Class A	21,000	290,430
Skyline Corp.	4,100	99,507
*Smith & Wesson Holding Corp.	8,700	52,722
Snap-On, Inc.	34,800	1,239,924
*Sonic Automotive, Inc.	21,400	263,220
#*Sonic Corp.	16,073	177,285
#Sotheby’s Class A	27,700	417,439
Spartan Motors, Inc.	13,181	92,267
Speedway Motorsports, Inc.	18,593	296,744
*Sport Chalet, Inc. Class A	100	155
Sport Supply Group, Inc.	6,127	60,167
Stage Stores, Inc.	5,200	64,896
*Stamps.com, Inc.	6,600	56,958
*Standard Motor Products, Inc.	6,685	74,671
*Standard Pacific Corp.	25,051	86,175
*Stanley Furniture, Inc.	4,300	47,300

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Stanley Works (The)	21,000	$843,150
#Staples, Inc.	34,855	732,652
#*Starbucks Corp.	36,500	646,050
#Starwood Hotels & Resorts Worldwide, Inc.	36,500	861,765
*Steak n Shake Co. (The)	16,000	163,520
*Stein Mart, Inc.	17,046	188,017
*Steiner Leisure, Ltd.	400	12,684
*Steinway Musical Instruments, Inc.	4,055	46,389
*Steven Madden, Ltd.	9,606	307,968
Stewart Enterprises, Inc.	38,700	189,243
*Stoneridge, Inc.	700	3,108
#Strayer Education, Inc.	370	78,581
#Sturm Ruger & Co., Inc.	9,200	114,816
Superior Industries International, Inc.	7,660	120,875
*Syms Corp.	305	2,141
*Systemax, Inc.	14,841	193,378
#*Talbots, Inc.	17,200	86,172
*Tandy Brand Accessories, Inc.	387	929
*Tandy Leather Factory, Inc.	389	1,021
Target Corp.	52,779	2,302,220
*Tempur-Pedic International, Inc.	17,967	266,451
*Tenneco Automotive, Inc.	14,300	231,231
#*Texas Roadhouse, Inc.	27,498	306,053
Thor Industries, Inc.	23,500	561,885
*Ticketmaster Entertainment, Inc.	5,260	42,606
Tiffany & Co.	31,420	937,259
#*Timberland Co. Class A	26,400	360,096
#Time Warner Cable, Inc.	88,298	2,919,132
Time Warner, Inc.	175,357	4,675,018
TJX Companies, Inc. (The)	14,000	507,220
#*Toll Brothers, Inc.	46,400	907,584
*Town Sports International Holdings, Inc.	3,100	10,447
#*Tractor Supply Co.	12,400	594,828
*Trans World Entertainment Corp.	800	896
*True Religion Apparel, Inc.	8,780	196,321
*TRW Automotive Holdings Corp.	42,294	711,808
*Tuesday Morning Corp.	11,900	55,216
Tupperware Corp.	6,090	207,486
*Tween Brands, Inc.	4,200	30,408
*U.S. Auto Parts Network, Inc.	3,500	15,435
*Ulta Salon, Cosmetics & Fragrance, Inc.	18,300	207,339
#*Under Armour, Inc. Class A	2,000	48,580
*Unifi, Inc.	35,389	74,317
Unifirst Corp.	9,100	354,172
*Universal Electronics, Inc.	7,656	161,618
*Universal Technical Institute, Inc.	6,800	107,916
#*Urban Outfitters, Inc.	6,400	153,856
#V.F. Corp.	28,100	1,817,789
#*Vail Resorts, Inc.	12,236	350,072
*Valassis Communications, Inc.	19,900	226,661
Value Line, Inc.	353	11,222
*ValueVision Media, Inc. Class A	6,665	20,528
*VCG Holding Corp.	1,084	2,190
#*Viacom, Inc. Class A	3,742	92,353
#*Viacom, Inc. Class B	46,500	1,076,940
*Volcom, Inc.	10,169	123,350
WABCO Holdings, Inc.	18,100	344,081
*Walking Co. Holdings, Inc. (The)	706	1,320
#*Warnaco Group, Inc.	18,802	683,077
*Warner Music Group Corp.	27,200	152,864
Washington Post Co.	1,062	479,493

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Weight Watchers International, Inc.	8,371	$233,383
*Wendy’s/Arby’s Group, Inc.	40,891	187,281
*West Marine, Inc.	9,705	86,277
*Wet Seal, Inc. Class A (The)	39,888	131,630
Weyco Group, Inc.	3,522	83,753
#Whirlpool Corp.	28,600	1,632,774
Wiley (John) & Sons, Inc. Class A	18,500	589,965
#Wiley (John) & Sons, Inc. Class B	1,385	44,334
*Williams Controls, Inc.	700	4,200
#Williams-Sonoma, Inc.	43,368	609,754
*Winnebago Industries, Inc.	12,800	134,656
#*WMS Industries, Inc.	13,100	473,696
Wolverine World Wide, Inc.	11,600	279,560
World Wrestling Entertainment, Inc.	10,700	140,491
*WPT Enterprises, Inc.	2,818	3,804
Wyndham Worldwide Corp.	81,926	1,142,868
#*Wynn Resorts, Ltd.	4,800	245,616
Yum! Brands, Inc.	13,600	482,256
*Zale Corp.	7,300	43,216
#*Zumiez, Inc.	15,600	148,980

Total Consumer Discretionary		192,342,643

Consumer Staples — (5.7%)
Alberto-Culver Co.	41,600	1,065,792
Alico, Inc.	2,387	75,525
*Alliance One International, Inc.	46,772	193,636
Altria Group, Inc.	66,254	1,161,433
#*American Italian Pasta Co.	4,430	139,368
Andersons, Inc. (The)	8,300	267,426
#Archer-Daniels-Midland Co.	114,684	3,454,282
Arden Group, Inc. Class A	101	12,771
#Avon Products, Inc.	8,017	259,590
B&G Foods, Inc.	13,200	110,220
*Bare Escentuals, Inc.	12,900	114,294
#*BJ’s Wholesale Club, Inc.	20,900	697,015
#*Boston Beer Co., Inc. Class A	5,800	180,902
Brown-Forman Corp. Class A	1,000	47,030
Brown-Forman Corp. Class B	4,175	183,491
Bunge, Ltd.	21,000	1,469,370
*Calavo Growers, Inc.	6,831	138,669
#Cal-Maine Foods, Inc.	9,861	290,209
Campbell Soup Co.	10,800	335,124
Casey’s General Stores, Inc.	21,000	576,030
CCA Industries, Inc.	1,128	4,275
*Central European Distribution Corp.	20,240	581,090
*Central Garden & Pet Co.	10,091	123,716
*Central Garden & Pet Co. Class A	3,464	39,109
*Chattem, Inc.	2,649	166,013
#*Chiquita Brands International, Inc.	33,877	414,993
#Church & Dwight Co., Inc.	10,600	625,188
Clorox Co.	6,200	378,262
Coca-Cola Bottling Co.	3,200	180,864
Coca-Cola Co.	69,082	3,443,047
#Coca-Cola Enterprises, Inc.	128,600	2,416,394
Colgate-Palmolive Co.	15,400	1,115,576
ConAgra, Inc.	117,700	2,310,451
*Constellation Brands, Inc. Class A	53,840	735,454
*Constellation Brands, Inc. Class B	1,843	24,862
Corn Products International, Inc.	33,077	926,156
Costco Wholesale Corp.	22,633	1,120,333
*Craft Brewers Alliance, Inc.	1,492	2,820

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Cuisine Solutions, Inc.	600	$696
CVS Caremark Corp.	246,749	8,261,157
*Darling International, Inc.	31,000	218,860
#*Dean Foods Co.	55,700	1,180,283
Del Monte Foods Co.	126,115	1,218,271
Diamond Foods, Inc.	6,161	173,740
#*Dr Pepper Snapple Group, Inc.	87,400	2,150,914
*Elizabeth Arden, Inc.	17,575	168,720
*Energizer Holdings, Inc.	19,800	1,268,388
#Estee Lauder Companies, Inc.	8,300	302,452
Farmer Brothers Co.	7,613	171,140
#Flowers Foods, Inc.	8,400	198,492
*Fresh Del Monte Produce, Inc.	10,347	221,529
General Mills, Inc.	15,530	914,872
Golden Enterprises, Inc.	900	2,250
*Great Atlantic & Pacific Tea, Inc.	16,100	92,897
#*Green Mountain Coffee, Inc.	13,920	980,525
Griffin Land & Nurseries, Inc. Class A	1,766	54,146
#*Hain Celestial Group, Inc.	22,600	375,386
#*Hansen Natural Corp.	9,400	291,494
#Heinz (H.J.) Co.	8,700	334,602
Hershey Co. (The)	5,300	211,735
Hormel Foods Corp.	24,300	872,613
*HQ Sustainable Maritime Industries, Inc.	4,720	40,450
Imperial Sugar Co.	7,500	99,675
Ingles Market, Inc. Class A	5,146	85,990
*Integrated Biopharma, Inc.	3,100	279
Inter Parfums, Inc.	10,221	104,459
J & J Snack Foods Corp.	9,500	411,730
J.M. Smucker Co.	16,700	835,501
#Kellogg Co.	12,400	589,000
Kimberly-Clark Corp.	14,546	850,214
Kraft Foods, Inc.	258,941	7,338,388
Kroger Co. (The)	32,600	696,988
Lancaster Colony Corp.	11,300	514,602
Lance, Inc.	14,291	362,134
*Lifeway Foods, Inc.	1,900	24,776
Lorillard, Inc.	5,200	383,344
Mannatech, Inc.	7,930	27,834
McCormick & Co., Inc.	8,600	277,092
*Medifast, Inc.	6,205	92,765
*MGP Ingredients, Inc.	501	1,453
Molson Coors Brewing Co.	31,200	1,410,552
Molson Coors Brewing Co. Class A	100	4,400
*Monterey Pasta Co.	400	612
Nash-Finch Co.	6,200	190,340
*National Beverage Corp.	16,257	173,462
*Natural Alternatives International, Inc.	2,465	15,912
*NBTY, Inc.	30,100	1,089,620
Nu Skin Enterprises, Inc. Class A	25,400	457,454
*Nutraceutical International Corp.	5,931	73,841
Oil-Dri Corp. of America	3,793	59,740
*Omega Protein Corp.	4,497	17,358
*Orchids Paper Products Co.	1,900	43,415
*Overhill Farms, Inc.	3,762	21,519
*Pantry, Inc.	14,407	252,843
*Parlux Fragrances, Inc.	2,671	4,861
Pepsi Bottling Group, Inc.	27,600	937,020
PepsiAmericas, Inc.	38,400	1,028,352
PepsiCo, Inc.	42,607	2,417,947
Philip Morris International, Inc.	63,174	2,943,908

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Physicians Formula Holdings, Inc.	3,651	$5,915
*Pilgrim’s Pride Corp.	8,600	36,464
*Prestige Brands Holdings, Inc.	25,517	166,626
*PriceSmart, Inc.	12,317	200,890
Procter & Gamble Co.	122,080	6,776,661
*Ralcorp Holdings, Inc.	4,400	279,444
Reliv’ International, Inc.	2,518	8,058
*Revlon, Inc.	12,622	76,489
#Reynolds American, Inc.	34,100	1,483,691
Rocky Mountain Chocolate Factory, Inc.	4,490	36,414
Ruddick Corp.	19,653	461,845
Safeway, Inc.	72,491	1,372,255
Sanderson Farms, Inc.	10,825	440,361
*Sanfilippo (John B.) & Son, Inc.	2,000	17,400
#Sara Lee Corp.	58,800	625,632
*Schiff Nutrition International, Inc.	4,332	24,562
*Seneca Foods Corp. Class A	1,200	30,732
*Smart Balance, Inc.	32,734	200,659
#*Smithfield Foods, Inc.	87,400	1,184,270
Spartan Stores, Inc.	10,116	130,395
*Spectrum Brands, Inc.	5,200	162
#*Star Scientific, Inc.	26,198	26,984
SUPERVALU, Inc.	40,405	599,206
*Susser Holdings Corp.	6,700	78,859
#*Synutra International, Inc.	288	3,804
#Sysco Corp.	14,200	337,392
Tasty Baking Co.	1,186	8,563
#Tootsie Roll Industries, Inc.	13,017	314,361
#*TreeHouse Foods, Inc.	16,812	545,549
Tyson Foods, Inc. Class A	80,451	919,555
#*United Natural Foods, Inc.	21,300	575,739
United-Guardian, Inc.	800	7,520
Universal Corp.	12,600	479,682
*USANA Health Services, Inc.	5,433	181,191
#Vector Group, Ltd.	14,765	219,408
Village Super Market, Inc.	1,900	55,347
Walgreen Co.	50,273	1,560,977
Wal-Mart Stores, Inc.	50,770	2,532,408
WD-40 Co.	6,310	190,751
Weis Markets, Inc.	15,380	508,617
#Whole Foods Market, Inc.	19,580	473,640
*Winn-Dixie Stores, Inc.	31,704	449,246
*Zapata Corp.	3,456	26,127

Total Consumer Staples		92,579,623

Energy — (7.8%)
*Abraxas Petroleum Corp.	5,592	5,368
*Adams Resources & Energy, Inc.	1,577	24,680
*Allis-Chalmers Energy, Inc.	9,600	22,080
#Alon USA Energy, Inc.	23,483	235,534
#*Alpha Natural Resources, Inc.	6,186	206,056
*American Oil & Gas, Inc.	1,208	1,474
Anadarko Petroleum Corp.	67,142	3,236,244
Apache Corp.	58,503	4,911,327
*Approach Resources, Inc.	1,900	13,319
#Arch Coal, Inc.	3,599	62,659
*Arena Resources, Inc.	15,231	496,988
*Atlas America, Inc.	13,950	280,535
#*ATP Oil & Gas Corp.	15,500	120,125
#*Atwood Oceanics, Inc.	17,641	508,766
*Aventine Renewable Energy Holdings, Inc.	291	52

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Baker Hughes, Inc.	22,498	$911,169
*Barnwell Industries, Inc.	900	3,510
*Basic Energy Services, Inc.	6,600	44,550
Berry Petroleum Corp. Class A	12,039	285,565
*Bill Barrett Corp.	20,214	638,560
BJ Services Co.	27,100	384,278
*Bolt Technology Corp.	3,150	35,595
*Boots & Coots, Inc.	15,400	19,866
*BPZ Resources, Inc.	11,499	82,793
*Brigham Exploration Co.	12,700	61,976
*Bristow Group, Inc.	13,000	430,300
#*Bronco Drilling Co., Inc.	5,400	22,680
Cabot Oil & Gas Corp.	12,100	425,073
*Cal Dive International, Inc.	55,788	498,187
*Callon Petroleum Co.	5,800	9,744
#*Cameron International Corp.	5,400	168,642
#CARBO Ceramics, Inc.	10,900	454,421
#*Carrizo Oil & Gas, Inc.	11,000	209,000
#*Cheniere Energy, Inc.	21,278	63,196
Chesapeake Energy Corp.	94,904	2,034,742
Chevron Corp.	232,206	16,131,351
Cimarex Energy Co.	28,600	1,023,308
*Clayton Williams Energy, Inc.	2,778	53,560
*Clean Energy Fuels Corp.	20,700	191,268
*CNX Gas Corp.	10,274	301,953
*Complete Production Services, Inc.	4,800	39,648
#*Comstock Resources, Inc.	25,700	989,450
#*Concho Resources, Inc.	24,749	759,794
ConocoPhillips	196,350	8,582,459
CONSOL Energy, Inc.	8,704	309,253
*Contango Oil & Gas Co.	6,800	315,452
#*Continental Resources, Inc.	505	17,084
*CREDO Petroleum Corp.	5,480	69,377
*Crosstex Energy, Inc.	7,400	28,638
#*Crusader Energy Group, Inc.	700	42
*CVR Energy, Inc.	15,000	128,100
*Dawson Geophysical Co.	3,200	97,312
Delek US Holdings, Inc.	21,300	181,476
*Delta Petroleum Corp.	8,800	16,896
#*Denbury Resources, Inc.	53,710	891,586
Devon Energy Corp.	82,570	4,796,491
#Diamond Offshore Drilling, Inc.	6,262	562,766
*Double Eagle Petroleum Co.	2,616	10,804
*Dresser-Rand Group, Inc.	34,300	998,473
*Dril-Quip, Inc.	2,546	107,670
#*Dune Energy, Inc.	315	38
#El Paso Corp.	37,887	381,143
*Encore Acquisition Co.	24,982	889,359
*ENGlobal Corp.	8,649	41,948
ENSCO International, Inc.	38,777	1,469,261
#EOG Resources, Inc.	32,207	2,384,284
*Evolution Petroleum Corp.	4,956	14,868
#*EXCO Resources, Inc.	31,999	439,666
*Exterran Holdings, Inc.	21,539	374,563
Exxon Mobil Corp.	232,529	16,367,716
#*FMC Technologies, Inc.	9,100	395,850
*Forest Oil Corp.	13,184	222,150
#Foundation Coal Holdings, Inc.	3,500	125,755
#Frontier Oil Corp.	25,400	353,060
*FX Energy, Inc.	14,565	58,114
General Maritime Corp.	17,922	149,290

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Geokinetics, Inc.	5,000	$72,700
*Geomet, Inc.	1,691	2,097
*GeoPetro Resources Co.	1,900	1,064
*GeoResources, Inc.	1,400	14,658
*Global Industries, Ltd.	22,178	151,476
#*GMX Resources, Inc.	2,100	24,423
#*Goodrich Petroleum Corp.	8,700	223,155
Gulf Island Fabrication, Inc.	3,200	46,400
*Gulfmark Offshore, Inc.	9,300	297,600
*Gulfport Energy Corp.	16,600	115,702
Halliburton Co.	29,263	646,420
*Harvest Natural Resources, Inc.	25,200	163,044
*Helix Energy Solutions Group, Inc.	47,007	493,103
Helmerich & Payne, Inc.	500	17,180
*Hercules Offshore, Inc.	8,800	41,712
Hess Corp.	52,025	2,871,780
*HKN, Inc.	2,684	6,495
Holly Corp.	26,300	559,401
*Hornbeck Offshore Services, Inc.	9,600	209,088
*International Coal Group, Inc.	50,100	155,310
#*ION Geophysical Corp.	36,000	96,840
*James River Coal Co.	1,900	35,283
*Key Energy Group, Inc.	8,000	55,520
Lufkin Industries, Inc.	8,400	381,360
Marathon Oil Corp.	136,394	4,398,707
#*Mariner Energy, Inc.	28,047	336,284
#Massey Energy Co.	37,870	1,007,342
*Matrix Service Co.	12,000	121,560
*McMoran Exploration Co.	5,100	32,436
*Meridian Resource Corp.	13,116	4,328
*Mexco Energy Corp.	200	2,550
*Mitcham Industries, Inc.	4,104	18,304
#Murphy Oil Corp.	33,300	1,938,060
*Nabors Industries, Ltd.	31,290	532,556
*NATCO Group, Inc. Class A	7,200	259,632
*National-Oilwell, Inc.	63,001	2,264,256
*Natural Gas Services Group, Inc.	4,700	64,813
*Newfield Exploration Co.	29,000	1,140,570
*Newpark Resources, Inc.	49,300	129,659
*Noble Corp.	27,200	920,992
Noble Energy, Inc.	30,500	1,864,160
*Northern Oil & Gas, Inc.	1,600	10,544
Occidental Petroleum Corp.	26,410	1,884,089
*Oceaneering International, Inc.	10,600	539,752
*Oil States International, Inc.	13,961	378,622
*OMNI Energy Services Corp.	3,200	6,560
Overseas Shipholding Group, Inc.	18,959	651,242
*OYO Geospace Corp.	2,300	54,924
Panhandle Royalty Co.	4,225	106,512
*Parallel Petroleum Corp.	3,000	6,000
*Parker Drilling Co.	41,900	193,578
#*Patriot Coal Corp.	13,300	111,321
Patterson-UTI Energy, Inc.	14,444	199,472
Peabody Energy Corp.	7,707	255,179
Penn Virginia Corp.	18,700	359,227
#*Petrohawk Energy Corp.	39,150	950,562
*Petroleum Development Corp.	11,300	190,292
#*PetroQuest Energy, Inc.	7,000	23,450
*PHI, Inc. Non-Voting	4,979	108,741
*Pioneer Drilling Co.	15,400	67,452
Pioneer Natural Resources Co.	28,220	805,681

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Plains Exploration & Production Co.	19,919	$570,679
Precision Drilling Trust	6,936	39,119
*Pride International, Inc.	38,796	972,616
#*Quicksilver Resources, Inc.	6,932	79,441
#Range Resources Corp.	23,095	1,071,839
*Rex Energy Corp.	4,700	27,824
*Rosetta Resources, Inc.	20,716	214,825
#Rowan Companies, Inc.	34,193	729,337
RPC, Inc.	42,001	345,248
#*SandRidge Energy, Inc.	7,899	73,856
Schlumberger, Ltd.	16,388	876,758
*SEACOR Holdings, Inc.	11,468	911,477
Smith International, Inc.	1,239	31,136
#Southern Union Co.	28,500	552,330
#*Southwestern Energy Co.	9,300	385,299
Spectra Energy Corp.	29,459	540,867
#St. Mary Land & Exploration Co.	15,581	371,918
*Stone Energy Corp.	6,240	67,766
Sunoco, Inc.	31,500	777,735
*Superior Energy Services, Inc.	24,055	399,072
#*Superior Well Services, Inc.	10,000	65,300
*Swift Energy Corp.	11,100	218,670
*T-3 Energy Services, Inc.	6,200	84,010
#Tesoro Petroleum Corp.	78,700	1,030,183
*Teton Energy Corp.	1,858	465
*TETRA Technologies, Inc.	29,800	229,758
*TGC Industries, Inc.	4,634	21,131
Tidewater, Inc.	26,715	1,202,175
*Toreador Resources Corp.	6,400	43,968
*Transmeridian Exploration, Inc.	900	6
#*Trico Marine Services, Inc.	6,238	27,447
*Tri-Valley Corp.	1,800	1,782
#*TXCO Resources, Inc.	6,000	1,650
*Union Drilling, Inc.	7,700	55,055
*Unit Corp.	19,569	620,142
*Uranium Resources, Inc.	2,100	2,247
#*USEC, Inc.	65,000	251,550
*VAALCO Energy, Inc.	30,500	135,115
Valero Energy Corp.	99,700	1,794,600
#*Venoco, Inc.	12,500	110,500
W&T Offshore, Inc.	16,000	171,040
*Warren Resources, Inc.	5,700	13,395
*Weatherford International, Ltd.	11,400	213,864
#*Western Refining, Inc.	31,900	207,669
*Westmoreland Coal Co.	2,531	19,970
*Whiting Petroleum Corp.	15,876	729,661
*Willbros Group, Inc.	14,900	205,471
Williams Companies, Inc. (The)	22,935	382,785
#World Fuel Services Corp.	12,100	530,706
XTO Energy, Inc.	66,632	2,680,605

Total Energy		125,891,612

Financials — (15.1%)
1st Source Corp.	13,997	231,090
21st Century Holding Co.	1,554	6,030
Abington Bancorp, Inc.	14,443	118,144
Access National Corp.	1,483	9,432
Advance America Cash Advance Centers, Inc.	24,208	133,628
*Advanta Corp. Class B	7,135	2,355
*Affiliated Managers Group, Inc.	11,569	763,785
*Affirmative Insurance Holdings, Inc.	1,700	6,630

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
AFLAC, Inc.	23,300	$882,138
*Allegheny Corp.	2,247	607,814
Alliance Bancorp, Inc. of Pennsylvania	732	6,368
Alliance Financial Corp.	800	22,712
Allied World Assurance Co. Holdings, Ltd.	1,169	50,805
Allstate Corp.	91,407	2,459,762
*Amcore Financial, Inc.	5,220	4,750
American Capital, Ltd.	2,700	9,747
*American Equity Investment Life Holding Co.	300	2,172
#American Express Co.	43,420	1,230,089
American Financial Group, Inc.	68,646	1,674,276
*American Independence Corp.	24	110
American National Bankshares, Inc.	2,125	48,854
American National Insurance Co.	2,621	207,190
American Physicians Capital, Inc.	4,367	194,288
American River Bankshares	2,022	18,198
*American Safety Insurance Holdings, Ltd.	2,300	37,789
*American West Bancorporation	700	273
#*AmeriCredit Corp.	57,058	895,240
Ameriprise Financial, Inc.	18,706	520,027
Ameris Bancorp	7,659	49,630
*Amerisafe, Inc.	9,966	165,735
*AmeriServe Financial, Inc.	3,367	5,926
AmTrust Financial Services, Inc.	24,765	302,628
AON Corp.	21,724	857,012
*Argo Group International Holdings, Ltd.	21,093	708,725
Arrow Financial Corp.	5,260	147,438
Aspen Insurance Holdings, Ltd.	28,365	705,438
#*Asset Acceptance Capital Corp.	17,000	131,580
Associated Banc-Corp.	81,781	886,506
Assurant, Inc.	20,418	521,067
Assured Guaranty, Ltd.	11,660	162,890
ASTA Funding, Inc.	3,407	21,839
Astoria Financial Corp.	55,200	535,992
Atlantic Coast Federal Corp.	1,500	2,820
Auburn National Bancorporation, Inc.	600	14,730
*Avatar Holdings, Inc.	5,500	117,975
Axis Capital Holdings, Ltd.	13,144	374,078
#*B of I Holding, Inc.	1,598	11,266
Baldwin & Lyons, Inc. Class B	4,200	91,014
BancFirst Corp.	10,800	386,964
Banco Santander SA Sponsored ADR	833	12,045
Bancorp Rhode Island, Inc.	1,598	35,316
*Bancorp, Inc. (The)	5,899	42,414
#BancorpSouth, Inc.	27,576	620,460
#BancTrust Financial Group, Inc.	8,300	22,991
Bank Mutual Corp.	29,001	285,370
Bank of America Corp.	699,806	10,350,131
Bank of Commerce Holdings	2,369	11,063
*Bank of Florida Corp.	5,450	18,476
*Bank of Granite Corp.	3,400	7,650
#Bank of Hawaii Corp.	13,457	516,345
Bank of New York Mellon Corp.	176,918	4,836,938
Bank of the Ozarks, Inc.	7,300	184,544
#*BankAtlantic Bancorp, Inc.	814	3,419
BankFinancial Corp.	8,500	90,525
#Banner Corp.	9,500	38,095
Bar Harbor Bankshares	1,013	35,759
#BB&T Corp.	99,384	2,273,906
BCB Bancorp, Inc.	791	6,874
Beacon Federal Bancorp, Inc.	1,400	12,600

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Beneficial Mutual Bancorp, Inc.	18,706	$167,045
Berkshire Hills Bancorp, Inc.	6,179	141,252
*Beverly Hills Bancorp, Inc.	2,600	31
BGC Partners, Inc. Class A	13,801	63,071
#BlackRock, Inc.	18,315	3,489,740
*BNCCORP, Inc.	13	75
#BOK Financial Corp.	16,500	691,185
Boston Private Financial Holdings, Inc.	37,700	172,666
*Broadpoint Gleacher Securities, Inc.	35,743	222,679
Brookline Bancorp, Inc.	36,650	426,972
Brooklyn Federal Bancorp, Inc.	3,800	47,386
Brown & Brown, Inc.	29,000	556,220
Bryn Mawr Bank Corp.	4,800	87,984
C&F Financial Corp.	159	2,981
Cadence Financial Corp.	2,505	3,757
California First National Bancorp.	1,759	20,598
Camden National Corp.	2,529	84,899
Capital City Bank Group, Inc.	7,984	127,425
#*Capital Corp. of the West	1,500	18
Capital One Financial Corp.	63,780	1,958,046
Capital Southwest Corp.	1,955	160,447
*Capitol Bancorp, Ltd.	8,149	35,856
Capitol Federal Financial	7,000	257,810
Cardinal Financial Corp.	11,795	91,883
*Cardtronics, Inc.	1,700	7,157
*Carolina Bank Holdings, Inc.	900	3,420
Cascade Financial Corp.	7,916	13,378
Cash America International, Inc.	15,143	404,772
#Cathay General Bancorp.	25,011	228,100
Center Bancorp, Inc.	4,535	40,860
*Center Financial Corp.	9,140	30,071
Centerstate Banks, Inc.	2,685	18,768
*Central Jersey Bancorp	3,391	19,295
#*Central Pacific Financial Corp.	22,000	47,740
Century Bancorp, Inc. Class A	670	14,465
Charles Schwab Corp. (The)	31,460	562,190
Chemical Financial Corp.	10,838	235,510
*Chicopee Bancorp, Inc.	3,900	50,934
Chubb Corp.	62,321	2,877,984
Cincinnati Financial Corp.	66,527	1,606,627
#*CIT Group, Inc.	80,702	70,211
#Citigroup, Inc	158,900	503,713
Citizens Community Bancorp, Inc.	900	5,238
*Citizens Republic Bancorp, Inc.	4,300	2,451
#*Citizens, Inc.	19,300	135,486
City Holding Co.	9,860	317,689
City National Corp.	26,100	1,029,384
CKX Lands, Inc.	39	459
Clifton Savings Bancorp, Inc.	8,766	94,585
CME Group, Inc.	12,950	3,610,848
#CNA Financial Corp.	75,326	1,284,308
*CNA Surety Corp.	33,405	525,127
#CNB Financial Corp.	1,386	24,532
CoBiz Financial, Inc.	12,017	54,197
Codorus Valley Bancorp, Inc.	190	1,267
Cohen & Steers, Inc.	8,100	147,987
#Colony Bankcorp, Inc.	105	787
Columbia Banking System, Inc.	6,919	83,997
Comerica, Inc.	60,808	1,449,663
Commerce Bancshares, Inc.	18,779	688,438
Commercial National Financial Corp.	540	9,520

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Community Bank System, Inc.	24,995	$453,159
Community Trust Bancorp, Inc.	7,861	213,426
Compass Diversified Holdings	16,422	147,798
*CompuCredit Holdings Corp.	12,396	37,064
*Conseco, Inc.	61,589	191,542
Consolidated-Tokoma Land Co.	3,000	111,840
*Consumer Portfolio Services, Inc.	300	224
*Cowen Group, Inc.	6,257	46,052
*Crawford & Co. Class A	1,841	6,609
*Crawford & Co. Class B	183	888
*Credit Acceptance Corp.	5,330	141,192
*Crescent Financial Corp.	1,666	6,747
#Cullen Frost Bankers, Inc.	14,600	701,238
CVB Financial Corp.	35,200	265,408
Danvers Bancorp, Inc.	8,400	105,420
*Dearborn Bancorp, Inc.	329	526
Delphi Financial Group, Inc. Class A	16,808	400,535
*Diamond Hill Investment Group, Inc.	1,238	70,120
Dime Community Bancshares	17,835	214,733
#Discover Financial Services	193,647	2,300,526
#*Dollar Financial Corp.	9,914	155,650
Donegal Group, Inc. Class A	11,178	176,054
Donegal Group, Inc. Class B	1,947	27,881
#*E*TRADE Financial Corp.	2,000	3,000
East West Bancorp, Inc.	37,381	330,448
Eastern Insurance Holdings, Inc.	3,549	33,857
Eastern Virginia Bankshares, Inc.	1,053	9,203
Eaton Vance Corp.	6,200	177,444
ECB Bancorp, Inc.	153	2,485
*eHealth, Inc.	9,357	151,958
EMC Insurance Group, Inc.	5,138	124,288
Employers Holdings, Inc.	25,610	356,491
*Encore Bancshares, Inc.	1,754	14,172
*Encore Capital Group, Inc.	13,700	169,332
Endurance Specialty Holdings, Ltd.	38,019	1,268,694
*Enstar Group, Ltd.	2,500	149,625
Enterprise Bancorp, Inc.	3,360	48,686
Enterprise Financial Services Corp.	6,434	69,423
Erie Indemnity Co.	16,742	626,988
ESB Financial Corp.	4,255	63,102
ESSA Bancorp, Inc.	9,962	134,188
Evans Bancorp, Inc.	500	6,815
Evercore Partners, Inc. Class A	4,600	90,482
Everest Re Group, Ltd.	19,573	1,570,146
*EZCORP, Inc. Class A	2,300	29,095
F.N.B. Corp.	48,714	378,021
Farmers Capital Bank Corp.	1,209	24,930
FBL Financial Group, Inc. Class A	10,700	104,967
*FCStone Group, Inc.	3,200	17,888
Federal Agriculture Mortgage Corp. Class C	6,100	37,698
Federated Investors, Inc.	5,000	129,650
Fidelity National Financial, Inc.	26,200	375,970
Fifth Third Bancorp.	232,705	2,210,698
Financial Federal Corp.	15,286	310,000
Financial Institutions, Inc.	2,670	39,409
*First Acceptance Corp.	19,601	51,355
First Advantage Bancorp.	700	6,720
First American Corp.	40,710	1,202,980
First Bancorp.	10,455	190,386
First Bancorp, Inc.	1,607	31,449
#First Busey Corp.	10,398	64,988

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Business Financial Services, Inc.	1,140	$11,007
*First Cash Financial Services, Inc.	14,286	268,577
First Citizens BancShares, Inc.	3,058	434,328
First Commonwealth Financial Corp.	36,064	240,547
First Community Bancshares, Inc.	4,941	67,198
First Defiance Financial Corp.	3,509	53,442
First Federal Bancshares of Arkansas, Inc.	124	462
First Financial Bancorp.	19,425	167,832
#First Financial Bankshares, Inc.	5,798	305,381
First Financial Corp.	5,778	187,727
First Financial Holdings, Inc.	6,978	99,925
First Financial Northwest, Inc.	11,880	92,189
First Financial Service Corp.	444	7,544
*First Horizon National Corp.	131,083	1,680,484
First M&F Corp.	511	2,238
*First Marblehead Corp.	395	723
First Merchants Corp.	9,608	75,999
First Mercury Financial Corp.	9,013	130,238
First Midwest Bancorp, Inc.	21,906	183,134
First Niagara Financial Group, Inc.	72,163	948,943
First Place Financial Corp.	8,972	24,852
First Security Group, Inc.	6,111	23,527
First South Bancorp, Inc.	3,537	45,627
First United Corp.	500	5,750
Firstbank Corp.	805	5,655
*FirstCity Financial Corp.	1,686	9,324
FirstMerit Corp.	35,600	665,008
*Flagstar Bancorp, Inc.	7,400	6,660
Flagstone Reinsurance Holdings, Ltd.	8,600	86,860
Flushing Financial Corp.	13,706	145,421
FNB United Corp.	2,428	4,540
*Forest City Enterprises, Inc. Class A	17,200	122,808
*Forest City Enterprises, Inc. Class B	427	3,040
#*Forestar Group, Inc.	1,066	13,879
*Fox Chase Bancorp, Inc.	2,615	25,810
*FPIC Insurance Group, Inc.	4,705	161,617
#Franklin Resources, Inc.	13,920	1,234,426
#*Frontier Financial Corp.	3,900	3,510
Fulton Financial Corp.	103,470	699,457
*GAINSCO, Inc.	230	2,967
Gallagher (Arthur J.) & Co.	18,000	412,200
GAMCO Investors, Inc.	1,960	89,474
Genworth Financial, Inc.	120,800	833,520
#German American Bancorp, Inc.	6,319	113,679
GFI Group, Inc.	29,884	192,752
Glacier Bancorp, Inc.	25,123	391,165
Goldman Sachs Group, Inc.	79,332	12,954,916
Great Southern Bancorp, Inc.	6,070	127,470
#*Greene Bancshares, Inc.	2,104	12,519
#Greenhill & Co., Inc.	2,863	215,641
*Greenlight Capital Re, Ltd. Class A	9,100	166,803
*Grubb & Ellis Co.	4,608	2,765
*Guaranty Bancorp.	10,012	17,921
#*Guaranty Financial Group, Inc.	1	—
*Hallmark Financial Services, Inc.	8,501	55,767
Hampden Bancorp, Inc.	1,465	15,602
#Hampton Roads Bankshares, Inc.	3,455	17,793
Hancock Holding Co.	12,021	485,528
Hanover Insurance Group, Inc.	30,043	1,180,990
Harleysville Group, Inc.	12,014	372,674
Harleysville National Corp.	24,107	132,106

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Harleysville Savings Financial Corp.	1,246	$18,640
*Harris & Harris Group, Inc.	10,300	66,744
Hartford Financial Services Group, Inc.	42,743	704,832
Hawthorn Bancshares, Inc.	208	2,123
HCC Insurance Holdings, Inc.	38,000	953,800
Heartland Financial USA, Inc.	5,991	100,888
*Heritage Commerce Corp.	6,986	28,433
*Heritage Financial Corp.	2,430	31,226
Heritage Financial Group	101	946
HF Financial Corp.	200	2,380
*HFF, Inc.	2,000	9,260
*Hilltop Holdings, Inc.	34,900	418,800
Hingham Institution for Savings	200	6,770
*HMN Financial, Inc.	212	859
Home Bancshares, Inc.	8,896	193,577
Home Federal Bancorp, Inc.	8,959	102,043
HopFed Bancorp, Inc.	1,600	18,272
Horace Mann Educators Corp.	2,700	30,645
Horizon Bancorp.	500	8,115
#*Horizon Financial Corp.	241	301
Hudson City Bancorp, Inc.	127,500	1,792,650
#Huntington Bancshares, Inc.	139,369	570,019
IBERIABANK Corp.	7,030	329,285
*Independence Holding Co.	5,200	34,580
Independent Bank Corp. (453836108)	11,615	247,748
Independent Bank Corp. (453838104)	5,100	8,925
Infinity Property & Casualty Corp.	7,323	304,197
*Interactive Brokers Group, Inc.	700	13,153
*IntercontinentalExchange, Inc.	2,225	209,284
*International Assets Holding Corp.	2,725	48,505
#International Bancshares Corp.	23,800	313,684
*Intervest Bancshares Corp.	500	1,595
Invesco, Ltd.	57,929	1,144,098
*Investment Technology Group, Inc.	15,917	355,745
*Investors Bancorp, Inc.	45,305	448,066
Investors Title Co.	347	10,799
IPC Holdings, Ltd.	38,300	1,108,402
#Janus Capital Group, Inc.	45,910	627,131
#*Jefferies Group, Inc.	89,778	2,052,325
Jefferson Bancshares, Inc.	200	1,264
JMP Group, Inc.	6,200	54,994
Jones Lang LaSalle, Inc.	10,078	382,561
JPMorgan Chase & Co.	633,250	24,475,112
#*KBW, Inc.	13,304	388,344
Kearny Financial Corp.	38,365	433,141
Kentucky First Federal Bancorp.	1,549	21,516
KeyCorp.	186,210	1,076,294
#K-Fed Bancorp.	4,754	44,545
*Knight Capital Group, Inc.	46,522	863,914
Lakeland Bancorp, Inc.	11,263	101,818
Lakeland Financial Corp.	7,129	139,586
Landmark Bancorp, Inc.	1,000	15,750
Legacy Bancorp, Inc.	4,612	61,386
#Legg Mason, Inc.	45,400	1,277,556
#*Leucadia National Corp.	47,949	1,174,750
Life Partners Holdings, Inc.	2,478	53,475
Lincoln National Corp.	29,097	616,565
LNB Bancorp, Inc.	884	6,683
Loews Corp.	75,812	2,275,876
*Louisiana Bancorp, Inc.	1,200	16,200
LSB Corp.	600	6,474

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#M&T Bank Corp.	45,894	$2,676,538
#*Macatawa Bank Corp.	4,700	12,972
MainSource Financial Group, Inc.	12,698	85,204
#*Markel Corp.	2,900	915,153
*Market Leader, Inc.	3,600	6,912
*MarketAxess Holdings, Inc.	15,101	157,956
*Marlin Business Services, Inc.	3,160	21,298
Marsh & McLennan Cos., Inc.	32,900	671,818
Marshall & Ilsley Corp.	98,300	593,732
*Maui Land & Pineapple Co., Inc.	1,700	12,410
Max Capital Group, Ltd.	4,252	84,912
MB Financial, Inc.	16,043	220,591
*MBIA, Inc.	166,900	699,311
MBT Financial Corp.	3,341	7,050
*MCG Capital Corp.	31,107	106,697
Meadowbrook Insurance Group, Inc.	26,868	212,526
Medallion Financial Corp.	9,217	72,353
#*Mercantile Bancorp, Inc.	1,350	5,940
Mercantile Bank Corp.	2,651	10,445
Mercer Insurance Group, Inc.	1,626	29,674
Merchants Bancshares, Inc.	1,620	40,160
Mercury General Corp.	24,670	865,177
*Meridian Interstate Bancorp, Inc.	2,313	21,326
MetLife, Inc.	126,449	4,292,944
*Metro BanCorp, Inc.	515	9,368
MetroCorp Bancshares, Inc.	1,365	5,296
*MF Global, Ltd.	34,500	220,110
#*MGIC Investment Corp.	27,100	178,860
MicroFinancial, Inc.	300	1,008
#MidSouth Bancorp, Inc.	1,900	31,920
#*Midwest Banc Holdings, Inc.	3,300	1,848
Montpelier Re Holdings, Ltd.	34,903	547,279
Moody’s Corp.	5,607	133,110
Morgan Stanley	191,203	5,449,286
MSB Financial Corp.	400	3,650
MutualFirst Financial, Inc.	1,250	9,712
*Nara Bancorp, Inc.	14,800	87,320
*NASDAQ OMX Group, Inc. (The)	47,695	1,007,795
*National Financial Partners Corp.	16,700	125,250
National Interstate Corp.	9,767	176,001
National Penn Bancshares, Inc.	23,763	118,340
*National Western Life Insurance Co. Class A	300	39,936
*Navigators Group, Inc.	12,800	631,168
NBT Bancorp, Inc.	24,899	571,183
*Nelnet, Inc. Class A	21,430	306,235
New England Bancshares, Inc.	1,100	6,754
New Hampshire Thrift Bancshares, Inc.	1,472	14,735
New Westfield Financial, Inc.	18,225	177,147
#New York Community Bancorp, Inc.	85,650	937,011
NewAlliance Bancshares, Inc.	63,752	780,962
*NewBridge Bancorp.	528	1,051
*Newport Bancorp, Inc.	1,100	13,112
*NewStar Financial, Inc.	4,200	11,298
*Nexity Financial Corp.	700	126
*North Valley Bancorp.	500	2,188
Northeast Community Bancorp, Inc.	5,046	38,551
#Northern Trust Corp.	8,009	479,018
Northfield Bancorp, Inc.	12,413	148,584
Northrim Bancorp, Inc.	2,000	29,400
Northwest Bancorp, Inc.	20,208	414,062
NYMAGIC, Inc.	1,300	22,477

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
NYSE Euronext, Inc.	101,318	$2,730,520
Ocean Shore Holding Co.	1,740	12,450
OceanFirst Financial Corp.	5,793	70,501
*Ocwen Financial Corp.	35,600	507,300
Odyssey Re Holdings Corp.	19,500	900,900
#Ohio Valley Banc Corp.	700	20,622
#Old National Bancorp.	19,546	220,870
Old Republic International Corp.	94,600	978,164
#Old Second Bancorp, Inc.	7,548	38,193
OneBeacon Insurance Group, Ltd.	15,597	176,246
optionsXpress Holding, Inc.	21,046	380,301
Oriental Financial Group, Inc.	7,500	105,825
*Oritani Financial Corp.	13,402	183,071
Osage Bancshares, Inc.	1,100	9,625
Pacific Capital Bancorp.	27,100	57,452
Pacific Continental Corp.	2,400	25,512
*Pacific Mercantile Bancorp.	700	2,275
#PacWest Bancorp.	11,211	180,273
Pamrapo Bancorp, Inc.	1,900	16,625
Park National Corp.	6,682	425,977
Parkvale Financial Corp.	1,521	13,233
PartnerRe, Ltd.	14,002	960,397
Patriot National Bancorp.	78	234
Peapack-Gladstone Financial Corp.	2,940	55,919
*Penn Treaty American Corp.	4,402	968
#Penns Woods Bancorp, Inc.	600	20,298
#*Penson Worldwide, Inc.	10,166	118,637
Peoples Bancorp, Inc.	6,533	119,619
*People’s United Financial, Inc.	100,425	1,631,906
*PHH Corp.	20,088	368,213
*Phoenix Companies, Inc. (The)	87,000	191,400
*PICO Holdings, Inc.	8,694	263,689
*Pinnacle Financial Partners, Inc.	12,292	191,755
Platinum Underwriters Holdings, Ltd.	2,866	96,727
*PMI Group, Inc.	200	460
PNC Financial Services Group, Inc.	53,180	1,949,579
Porter Bancorp, Inc.	2,894	48,561
#*Portfolio Recovery Associates, Inc.	8,434	389,229
*Preferred Bank	3,551	13,636
Premier Financial Bancorp, Inc.	1,250	7,475
Princeton National Bancorp, Inc.	1,151	18,991
#Principal Financial Group, Inc.	7,100	168,270
#PrivateBancorp, Inc.	11,800	292,994
*ProAssurance Corp.	19,955	1,013,315
*Progressive Corp.	33,600	523,488
Prosperity Bancshares, Inc.	27,842	932,985
Protective Life Corp.	23,821	356,124
Providence Community Bancshares, Inc.	100	327
Provident Financial Holdings, Inc.	4,700	35,720
Provident Financial Services, Inc.	36,200	428,608
Provident New York Bancorp.	22,203	215,369
Prudential Bancorp, Inc. of Pennsylvania	1,666	19,909
Prudential Financial, Inc.	69,373	3,071,143
Pulaski Financial Corp.	2,732	21,146
QC Holdings, Inc.	6,713	35,713
Radian Group, Inc.	10,300	34,299
*Rainier Pacific Financial Group, Inc.	1,250	1,375
#Raymond James Financial, Inc.	29,161	598,384
Regions Financial Corp.	279,000	1,233,180
Reinsurance Group of America, Inc.	27,741	1,151,252
Renasant Corp.	12,689	188,939

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Republic Bancorp, Inc. Class A	7,999	$192,856
*Republic First Bancorp, Inc.	200	1,414
Resource America, Inc.	5,431	32,640
*Rewards Network , Inc.	1,462	19,722
*Riskmetrics Group, Inc.	3,100	56,544
*Riverview Bancorp, Inc.	200	682
RLI Corp.	7,584	376,242
Rockville Financial, Inc.	7,345	91,372
*Rodman & Renshaw Capital Group, Inc.	2,170	3,103
Roma Financial Corp.	11,465	147,669
Rome Bancorp, Inc.	2,991	26,201
*Royal Bancshares of Pennsylvania, Inc. Class A	1,328	2,709
Rurban Financial Corp.	600	4,302
S&T Bancorp, Inc.	18,553	254,362
#S.Y. Bancorp, Inc.	6,055	148,832
Safety Insurance Group, Inc.	8,869	286,114
Salisbury Bancorp, Inc.	300	7,950
Sanders Morris Harris Group, Inc.	764	4,454
Sandy Spring Bancorp, Inc.	8,992	145,670
Savannah Bancorp, Inc. (The)	671	5,006
SCBT Financial Corp.	6,309	162,078
*Seabright Insurance Holdings	12,904	125,427
#Seacoast Banking Corp. of Florida	12,832	27,717
—*Security Bank Corp.	4,021	965
SEI Investments Co.	10,400	196,560
Selective Insurance Group, Inc.	30,027	448,603
Shore Bancshares, Inc.	1,418	27,708
*SI Financial Group, Inc.	2,757	12,682
#Sierra Bancorp.	3,247	45,036
#*Signature Bank	14,548	428,875
Simmons First National Corp. Class A	7,240	217,055
#*SLM Corp.	4,164	37,018
Smithtown Bancorp, Inc.	6,200	71,672
Somerset Hills Bancorp.	930	7,347
South Financial Group, Inc.	40,987	65,989
*Southcoast Financial Corp.	900	4,671
*Southern Community Financial Corp.	6,110	18,208
Southside Bancshares, Inc.	7,760	175,686
Southwest Bancorp, Inc.	8,448	85,071
*Specialty Underwriters’ Alliance, Inc.	1,554	10,303
#*St. Joe Co. (The)	31,300	881,408
#*StanCorp Financial Group, Inc.	25,050	862,221
State Auto Financial Corp.	12,812	221,519
State Bancorp, Inc.	7,347	64,801
State Street Corp.	66,700	3,355,010
StellarOne Corp.	11,478	169,186
Sterling Bancorp.	13,638	110,059
Sterling Bancshares, Inc.	37,100	299,397
*Sterling Financial Corp.	10,100	28,179
*Stewart Information Services Corp.	8,800	121,176
*Stifel Financial Corp.	9,000	449,370
*Stratus Properties, Inc.	271	1,458
Student Loan Corp.	1,600	71,920
Suffolk Bancorp.	4,663	137,558
*Sun Bancorp, Inc.	10,552	47,167
#SunTrust Banks, Inc.	65,831	1,283,704
*Superior Bancorp.	75	208
Susquehanna Bancshares, Inc.	53,600	281,936
#*SVB Financial Group	16,650	586,912
SWS Group, Inc.	14,900	205,024
#Synovus Financial Corp.	169,358	594,447

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#T. Rowe Price Group, Inc.	10,500	$490,455
*Taylor Capital Group, Inc.	4,579	31,229
TCF Financial Corp.	54,900	776,286
*TD Ameritrade Holding Corp.	39,238	727,473
Teche Holding Co.	600	20,550
*Tejon Ranch Co.	7,700	203,588
*Tennessee Commerce Bancorp, Inc.	200	950
—Teton Advisors, Inc.	29	—
*Texas Capital Bancshares, Inc.	17,916	297,585
TF Financial Corp.	800	14,040
TFS Financial Corp.	36,837	408,891
Thomas Properties Group, Inc.	4,301	5,935
*Thomas Weisel Partners Group, Inc.	8,649	36,758
#*TIB Financial Corp.	2,431	5,081
*TierOne Corp.	2,400	5,544
Tompkins Financial Corp.	4,305	191,486
#Torchmark Corp.	13,900	542,934
#Tower Group, Inc.	11,736	293,048
#TowneBank	7,654	101,492
*Tradestation Group, Inc.	18,780	140,662
Transatlantic Holdings, Inc.	25,357	1,199,640
Travelers Companies, Inc. (The)	100,570	4,331,550
*Tree.com, Inc.	4,376	43,672
TriCo Bancshares	6,686	111,188
TrustCo Bank Corp.	22,800	143,412
#Trustmark Corp.	23,504	467,730
U.S. Bancorp.	65,354	1,333,875
#UCBH Holdings, Inc.	51,000	61,710
UMB Financial Corp.	8,748	364,967
Umpqua Holdings Corp.	35,603	345,349
Union Bankshares Corp.	6,862	106,498
*United America Indemnity, Ltd.	10,458	56,578
United Bancshares, Inc.	500	5,775
#United Bankshares, Inc.	19,740	399,932
#*United Community Banks, Inc.	18,574	125,003
*United Community Financial Corp.	4,785	6,555
United Financial Bancorp, Inc.	10,899	144,739
United Fire & Casualty Co.	17,401	292,511
*United PanAm Financial Corp.	1,900	6,365
#*United Security Bancshares	1,646	7,573
United Western Bancorp, Inc.	3,247	25,911
Unitrin, Inc.	34,020	448,724
*Unity Bancorp, Inc.	2,239	9,068
Universal Insurance Holdings, Inc.	17,100	85,500
Univest Corp. of Pennsylvania	4,896	126,660
Unum Group	123,777	2,323,294
#Validus Holdings, Ltd.	16,084	365,107
#Valley National Bancorp.	29,043	369,427
ViewPoint Financial Group	9,312	122,267
*Virginia Commerce Bancorp, Inc.	6,613	21,162
VIST Financial Corp.	400	2,492
W. R. Berkley Corp.	39,800	924,554
Waddell & Reed Financial, Inc.	6,100	173,057
Wainwright Bank & Trust Co.	95	719
*Walter Investment Management Corp.	465	6,254
Washington Banking Co.	983	8,867
Washington Federal, Inc.	56,944	793,230
Washington Trust Bancorp, Inc.	8,297	150,674
*Waterstone Financial, Inc.	6,880	35,776
Webster Financial Corp.	31,934	361,174
Wells Fargo & Co.	239,216	5,851,223

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Wesbanco, Inc.	14,175	$236,297
Wesco Financial Corp.	1,730	527,564
West Bancorporation	8,010	47,419
West Coast Bancorp.	8,308	20,438
Westamerica Bancorporation	4,700	245,622
*Western Alliance Bancorp.	19,067	132,134
Westwood Holdings Group, Inc.	1,587	61,956
White Mountains Insurance Group, Ltd.	4,371	1,127,718
Whitney Holding Corp.	36,718	321,650
Wilber Corp. (The)	1,350	15,390
Willis Group Holdings, Ltd.	1,797	44,781
Wilmington Trust Corp.	39,186	450,247
Wilshire Bancorp, Inc.	13,700	100,832
*Wintrust Financial Corp.	12,800	334,720
#*World Acceptance Corp.	10,120	240,046
WSB Holdings, Inc.	400	916
WVS Financial Corp.	757	11,809
Yadkin Valley Financial Corp.	5,876	40,427
Zenith National Insurance Corp.	22,700	541,849
Zions Bancorporation	67,331	914,355
*ZipRealty, Inc.	6,946	21,602

Total Financials		242,610,421

Health Care — (9.0%)
*A.D.A.M., Inc.	1,602	4,646
*Abaxis, Inc.	8,269	221,361
Abbott Laboratories	50,600	2,276,494
#*ABIOMED, Inc.	9,000	67,950
*Abraxis Bioscience, Inc.	525	16,144
*Acadia Pharmaceuticals, Inc.	1,770	7,204
*Accelrys, Inc.	11,679	70,074
#*Accuray, Inc.	29,200	204,692
#*Acorda Therapeutics, Inc.	6,500	164,190
*Adolor Corp.	11,225	19,980
Aetna, Inc.	79,467	2,143,225
*Affymax, Inc.	3,601	68,815
#*Affymetrix, Inc.	29,584	261,523
*Air Methods Corp.	6,675	196,312
*Akorn, Inc.	6,306	8,513
*Albany Molecular Research, Inc.	1,530	14,581
*Alexion Pharmaceuticals, Inc.	4,000	176,200
*Alexza Pharmaceuticals, Inc.	12,511	33,029
#*Align Technology, Inc.	26,022	283,900
#*Alkermes, Inc.	20,960	216,307
#Allergan, Inc.	12,419	663,547
*Alliance HealthCare Services, Inc.	16,854	83,090
*Allied Healthcare International, Inc.	9,637	23,996
*Allied Healthcare Products, Inc.	500	2,000
*Allion Healthcare, Inc.	11,051	81,777
*Allos Therapeutics, Inc.	17,591	141,959
#*Allscripts-Misys Healthcare Solutions, Inc.	24,473	421,670
#*Almost Family, Inc.	2,000	63,440
#*Alnylam Pharmaceuticals, Inc.	8,515	198,144
*Alphatec Holdings, Inc.	23,370	87,404
*AMAG Pharmaceuticals, Inc.	7,400	336,034
#*Amedisys, Inc.	6,286	281,047
*America Services Group, Inc.	4,198	72,122
*American Caresource Holding, Inc.	1,300	5,330
*American Dental Partners, Inc.	6,760	88,488
#*American Medical Systems Holdings, Inc.	32,682	499,708
*AMERIGROUP Corp.	21,700	535,556

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#AmerisourceBergen Corp.	76,200	$1,502,664
*Amgen, Inc.	54,108	3,371,469
*AMICAS, Inc.	8,943	26,292
#*Amicus Therapeutics, Inc.	700	7,973
*AMN Healthcare Services, Inc.	19,300	140,504
*Amsurg Corp.	14,385	296,619
#*Amylin Pharmaceuticals, Inc.	1,400	20,594
*Anadys Pharmaceuticals, Inc.	8,100	21,060
Analogic Corp.	5,200	197,132
*AngioDynamics, Inc.	15,000	187,200
*Anika Therapeutics, Inc.	4,216	24,453
#*Antigenics, Inc.	5,192	11,370
*Arca Biopharma, Inc.	300	1,140
*Ardea Biosciences, Inc.	1,899	36,993
#*Arena Pharmaceuticals, Inc.	39,558	201,746
*Arqule, Inc.	7,709	47,179
#*Array BioPharma, Inc.	8,309	31,574
*ArthroCare Corp.	3,900	52,650
*Aryx Therapeutics, Inc.	3,651	12,450
*Aspect Medical Systems, Inc.	6,251	39,131
*Assisted Living Concepts, Inc.	6,100	87,840
#*Athenahealth, Inc.	1,017	37,568
*AtriCure, Inc.	3,000	10,470
Atrion Corp.	514	66,918
*ATS Medical, Inc.	35,121	122,221
*Auxilium Pharmaceuticals, Inc.	6,600	204,138
*Avigen, Inc.	400	536
#Bard (C.R.), Inc.	2,400	176,568
#Baxter International, Inc.	18,618	1,049,497
Beckman Coulter, Inc.	15,600	982,644
Becton Dickinson & Co.	9,200	599,380
*BioClinica, Inc.	3,676	13,748
#*BioCryst Pharmaceuticals, Inc.	9,350	86,020
*Biodel, Inc.	8,200	40,426
#*Biogen Idec, Inc.	13,500	641,925
#*BioLase Technology, Inc.	2,000	4,280
#*BioMarin Pharmaceutical, Inc.	14,551	238,782
*BioMimetic Therapeutics, Inc.	10,179	105,552
*Bio-Rad Laboratories, Inc. Class A	7,600	588,544
*Bio-Rad Laboratories, Inc. Class B	200	15,519
*Bio-Reference Laboratories, Inc.	5,500	176,330
*BioSante Pharmaceuticals, Inc.	5,797	10,609
*BioScrip, Inc.	17,921	105,913
*BioSphere Medical, Inc.	1,600	6,032
*BMP Sunstone Corp.	1,300	6,461
*Boston Scientific Corp.	157,421	1,690,702
#*Bovie Medical Corp.	3,860	34,624
Bristol-Myers Squibb Co.	68,744	1,494,495
*Brookdale Senior Living, Inc.	30,816	330,039
*Bruker BioSciences Corp.	10,100	101,606
#*BSD Medical Corp.	1,500	3,240
#*Cadence Pharmaceuticals, Inc.	8,942	108,198
*Caliper Life Sciences, Inc.	106	179
*Cambrex Corp.	11,000	50,380
*Cantel Medical Corp.	9,552	147,960
*Capital Senior Living Corp.	8,838	43,483
*Caraco Pharmaceutical Laboratories, Ltd.	1,900	5,947
*Cardiac Science Corp.	14,654	58,323
*Cardica, Inc.	2,900	5,307
Cardinal Health, Inc.	26,300	875,790
#*Cardium Therapeutics, Inc.	100	205

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Catalyst Health Solutions, Inc.	15,200	$391,856
*Celera Corp.	42,028	252,168
*Celgene Corp.	16,494	939,498
#*Celldex Therapeutics, Inc.	1,948	14,805
*Centene Corp.	21,400	413,234
#*Cephalon, Inc.	4,300	252,195
#*Cepheid, Inc.	9,600	101,472
#*Cerner Corp.	9,100	592,228
#*Charles River Laboratories International, Inc.	35,700	1,180,599
Chemed Corp.	8,500	374,850
#Cigna Corp.	68,002	1,931,257
*Clinical Data, Inc.	4,700	69,607
#*CombiMatrix Corp.	2,103	13,922
#*Community Health Systems, Inc.	59,557	1,686,654
Computer Programs & Systems, Inc.	2,600	101,270
*Conceptus, Inc.	5,937	99,682
*CONMED Corp.	14,295	251,306
*Continucare Corp.	20,780	60,678
#*Cooper Companies, Inc.	14,876	408,197
*Corvel Corp.	5,949	145,275
#*Covance, Inc.	600	33,090
*Coventry Health Care, Inc.	33,214	763,922
*Covidien P.L.C.	11,531	435,987
*CPEX Pharmaceuticals, Inc.	320	3,328
*Cross Country Healthcare, Inc.	700	5,845
*CryoLife, Inc.	5,500	27,940
*Cubist Pharmaceuticals, Inc.	5,700	113,259
*Cutera, Inc.	6,498	54,258
*Cyberonics, Inc.	6,455	107,218
*Cynosure, Inc. Class A	500	4,830
*Cypress Bioscience, Inc.	20,329	179,708
*Cytokinetics, Inc.	23,663	70,042
#*Cytori Therapeutics, Inc.	11,560	38,148
#*DaVita, Inc.	8,400	417,480
Daxor Corp.	1,894	18,940
#*Dendreon Corp.	23,130	559,977
#DENTSPLY International, Inc.	900	30,015
*DepoMed, Inc.	6,237	23,825
#*Dexcom, Inc.	11,100	71,706
*Dialysis Corp. of America	2,325	13,276
*Digirad Corp.	2,255	4,713
*Dionex Corp.	4,100	270,231
#*Discovery Laboratories, Inc.	1,100	528
*Durect Corp.	14,309	32,911
*Dyax Corp.	21,715	82,300
*Dynacq Healthcare, Inc.	2,399	7,749
*Eclipsys Corp.	26,100	475,020
*Edwards Lifesciences Corp.	5,300	346,673
Eli Lilly & Co.	39,435	1,375,887
*Emergency Medical Services Corp. Class A	2,050	80,237
#*Emergent Biosolutions, Inc.	8,400	120,624
*Emeritus Corp.	15,300	178,245
*Endo Pharmaceuticals Holdings, Inc.	27,657	581,074
—*Endo Pharmaceuticals Solutions	22,212	21,990
*Endologix, Inc.	6,910	33,375
Ensign Group, Inc.	3,800	60,876
*Enzo Biochem, Inc.	11,000	56,100
#*Enzon Pharmaceuticals, Inc.	11,149	90,641
*eResearch Technology, Inc.	20,666	112,630
*ev3, Inc.	48,800	598,776
*Exactech, Inc.	6,086	86,726

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Exelixis, Inc.	34,086	$182,360
#*Express Scripts, Inc.	9,700	679,388
*Facet Biotech Corp.	5,610	49,480
*Five Star Quality Care, Inc.	11,720	32,816
*Forest Laboratories, Inc.	37,132	959,120
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	4,169
*Genomic Health, Inc.	6,798	114,614
*Gen-Probe, Inc.	11,000	408,320
*Gentiva Health Services, Inc.	22,000	468,160
*Genzyme Corp.	18,250	946,993
#*Geron Corp.	35,527	284,927
#*Gilead Sciences, Inc.	29,050	1,421,417
#*Greatbatch, Inc.	11,780	259,631
#*GTx, Inc.	8,320	87,526
*Haemonetics Corp.	4,600	271,446
#*Halozyme Therapeutics, Inc.	19,419	137,098
*Hanger Orthopedic Group, Inc.	15,915	218,354
*Hansen Medical, Inc.	8,165	33,640
*Harvard Bioscience, Inc.	12,500	52,000
*Health Fitness Corp.	1,500	10,305
*Health Grades, Inc.	2,200	10,516
*Health Management Associates, Inc.	44,400	267,732
*Health Net, Inc.	56,925	770,195
#*HEALTHSOUTH Corp.	27,299	393,106
*HealthSpring, Inc.	32,224	406,989
*HealthStream, Inc.	7,951	29,339
*HealthTronics, Inc.	9,776	21,018
*Healthways, Inc.	9,600	141,504
#*Henry Schein, Inc.	22,313	1,146,442
Hill-Rom Holdings, Inc.	34,639	593,712
*Hi-Tech Pharmacal Co., Inc.	5,700	89,205
#*HLTH Corp.	2,196	32,237
#*HMS Holdings Corp.	9,520	365,568
*Hologic, Inc.	84,363	1,239,292
*Home Diagnostics, Inc.	9,322	63,296
*Hospira, Inc.	18,500	710,955
#*Human Genome Sciences, Inc.	27,180	388,674
*Humana, Inc.	42,054	1,381,474
*iBioPharma, Inc.	3,100	1,705
*ICU Medical, Inc.	6,751	262,816
*Idenix Pharmaceuticals, Inc.	17,400	66,120
*Idera Pharmaceuticals, Inc.	2,276	14,680
#*IDEXX Laboratories, Inc.	8,700	433,434
*I-Flow Corp.	8,300	63,163
#*Illumina, Inc.	8,002	289,192
*Immucor, Inc.	8,656	144,209
*ImmunoGen, Inc.	10,412	90,480
*Immunomedics, Inc.	7,638	31,621
IMS Health, Inc.	20,718	248,616
*Incyte Corp.	17,300	89,960
*Infinity Pharmaceuticals, Inc.	7,430	60,034
*Inspire Pharmaceuticals, Inc.	12,767	62,048
#*Integra LifeSciences Holdings Corp.	11,000	348,260
*IntegraMed America, Inc.	3,319	25,191
#*InterMune, Inc.	14,360	219,421
#*Introgen Therapeutics, Inc.	3,545	39
*Intuitive Surgical, Inc.	2,000	454,640
Invacare Corp.	14,900	303,960
*InVentiv Health, Inc.	11,657	178,818
#*Inverness Medical Innovations, Inc.	37,300	1,255,145
*IPC The Hospitalist Co.	2,800	77,980

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*IRIS International, Inc.	6,800	$69,360
#*Isis Pharmaceuticals, Inc.	11,700	213,876
*ISTA Pharmaceuticals, Inc.	11,070	55,129
#*Jazz Pharmaceuticals, Inc.	8,300	48,804
Johnson & Johnson	92,545	5,635,065
*Kendle International, Inc.	3,700	43,216
*Kensey Nash Corp.	5,730	163,649
Kewaunee Scientific Corp.	674	8,021
*Kindred Healthcare, Inc.	200	2,808
#*Kinetic Concepts, Inc.	28,709	907,779
*King Pharmaceuticals, Inc.	167,500	1,519,225
#*K-V Pharmaceutical Co. Class B	900	2,835
#*Laboratory Corp. of America Holdings	4,200	282,198
Landauer, Inc.	2,200	147,224
*Lannet Co., Inc.	8,750	77,438
*LCA-Vision, Inc.	8,569	49,186
*LeMaitre Vascular, Inc.	2,900	10,005
*Lexicon Pharmaceuticals, Inc.	8,924	11,869
#*LHC Group, Inc.	5,050	148,218
#*Life Technologies Corp.	50,029	2,277,820
*LifePoint Hospitals, Inc.	28,700	793,842
*Ligand Pharmaceuticals, Inc. Class B	34,678	98,139
#*Lincare Holdings, Inc.	24,384	638,373
#*Luminex Corp.	10,200	180,234
*Luna Innovations, Inc.	1,500	585
*Magellan Health Services, Inc.	21,872	707,778
#*MAKO Surgical Corp.	1,700	14,892
#*Mannkind Corp.	33,701	269,945
*Martek Biosciences Corp.	16,096	374,393
*Matrixx Initiatives, Inc.	4,380	24,703
*Maxygen, Inc.	19,082	152,465
McKesson Corp.	18,900	966,735
*Medarex, Inc.	66,300	1,052,181
*MedAssets, Inc.	17,400	325,032
*MedCath Corp.	6,900	83,214
#*Medco Health Solutions, Inc.	19,238	1,016,921
*Medical Action Industries, Inc.	9,950	124,276
*Medical Staffing Network Holdings, Inc.	4,100	697
*Medicines Co. (The)	21,700	175,987
#*MediciNova, Inc.	361	2,162
Medicis Pharmaceutical Corp. Class A	23,007	393,880
*Medivation, Inc.	7,091	175,502
*Mednax, Inc.	17,430	807,881
*MedQuist, Inc.	1,300	10,621
*MEDTOX Scientific, Inc.	4,994	44,946
#Medtronic, Inc.	47,400	1,678,908
#Merck & Co., Inc.	97,620	2,929,576
Meridian Bioscience, Inc.	6,170	135,863
*Merit Medical Systems, Inc.	11,848	216,700
*Metabolix, Inc.	10,200	94,452
*Metropolitan Health Networks, Inc.	10,837	25,792
#*Mettler Toledo International, Inc.	2,300	193,338
#*Micromet, Inc.	8,800	56,584
*Micrus Endovascular Corp.	2,746	24,741
*MiddleBrook Pharmaceuticals, Inc.	1,500	2,175
#*Millipore Corp.	1,500	104,400
#*Molecular Insight Pharmaceuticals, Inc.	5,845	36,181
#*Molina Healthcare, Inc.	15,200	342,760
#*Momenta Pharmaceuticals, Inc.	9,400	101,990
*Monogram Biosciences, Inc.	167	757
*MWI Veterinary Supply, Inc.	6,600	253,308

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Mylan, Inc.	53,821	$709,899
*Myriad Genetics, Inc.	7,300	200,166
*Myriad Pharmaceuticals, Inc.	1,825	8,888
*Nabi Biopharmaceuticals	26,865	69,043
*Nanosphere, Inc.	1,020	7,201
National Healthcare Corp.	5,700	212,325
National Research Corp.	901	23,210
*Natus Medical, Inc.	14,343	195,065
*Nektar Therapeutics	31,040	219,763
*Neogen Corp.	6,551	190,896
*Neurocrine Biosciences, Inc.	12,479	39,808
*NeurogesX, Inc.	2,500	19,700
*Neurometric, Inc.	900	1,692
*Nighthawk Radiology Holdings, Inc.	7,200	34,776
*NMT Medical, Inc.	2,000	3,720
*Northstar Neuroscience, Inc.	63	5
#*NovaMed, Inc.	12,912	62,107
*Novavax, Inc.	4,400	19,096
*Noven Pharmaceuticals, Inc.	12,830	211,438
*NPS Pharmaceuticals, Inc.	15,107	58,766
#*NuVasive, Inc.	5,480	226,817
*NxStage Medical, Inc.	20,208	111,952
*Obagi Medical Products, Inc.	9,625	73,054
*Odyssey Healthcare, Inc.	17,550	204,458
Omnicare, Inc.	47,300	1,129,051
*Omnicell, Inc.	16,034	200,104
#*OncoGenex Pharmaceutical, Inc.	900	26,262
#*Oncothyreon, Inc.	4,300	19,737
*Onyx Pharmaceuticals, Inc.	8,482	304,673
*Optimer Pharmaceuticals, Inc.	5,191	73,141
*OraSure Technologies, Inc.	20,080	57,027
*Orchid Cellmark, Inc.	1,677	2,935
*Orexigen Therapeutics, Inc.	13,300	108,794
*Orthovita, Inc.	16,559	107,799
#*OSI Pharmaceuticals, Inc.	7,900	266,941
#*Osiris Therapeutics, Inc.	11,735	142,815
*Osteotech, Inc.	5,300	26,288
*OTIX Global, Inc.	1,611	1,160
Owens & Minor, Inc.	4,000	177,200
*Pain Therapeutics, Inc.	21,575	94,930
*Palomar Medical Technologies, Inc.	10,711	160,022
*Par Pharmaceutical Cos., Inc.	16,500	267,465
*Parexel International Corp.	21,500	332,605
#*Patterson Companies, Inc.	4,678	118,634
*PDI, Inc.	4,063	21,087
#PDL BioPharma, Inc.	33,350	274,471
PerkinElmer, Inc.	58,560	1,032,413
#Perrigo Co.	8,500	230,690
Pfizer, Inc.	626,903	9,986,565
#Pharmaceutical Products Development Service, Inc.	1,500	31,155
*PharMerica Corp.	16,573	347,370
*Phase Forward, Inc.	16,000	227,200
#*Poniard Pharmaceuticals, Inc.	1,087	7,837
#*Pozen, Inc.	6,300	48,069
*Progenics Pharmaceuticals, Inc.	8,800	49,984
*Providence Service Corp.	4,400	46,420
*PSS World Medical, Inc.	17,511	353,897
#*Psychiatric Solutions, Inc.	18,100	489,062
*QuADRaMed Corp.	1,446	9,110
Quality Systems, Inc.	4,600	252,494
Quest Diagnostics, Inc.	17,800	972,236

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Questcor Pharmaceuticals, Inc.	4,500	$26,370
#*Quidel Corp.	11,500	171,695
*Quigley Corp.	4,505	9,843
*RadNet, Inc.	5,100	14,994
*Regeneration Technologies, Inc.	20,000	88,600
*Regeneron Pharmaceuticals, Inc.	13,800	295,872
*RehabCare Group, Inc.	9,609	231,193
*Repligen Corp.	14,900	80,013
*Repros Therapeutics, Inc.	2,649	6,702
*Res-Care, Inc.	16,255	253,903
*ResMed, Inc.	9,200	377,200
#*Rigel Pharmaceuticals, Inc.	6,400	53,312
*Rochester Medical Corp.	5,200	67,132
#*Rockwell Medical Technologies, Inc.	4,331	38,892
*Salix Pharmaceuticals, Ltd.	23,184	282,381
*Sangamo BioSciences, Inc.	5,448	31,054
*Santarus, Inc.	4,000	12,560
#*Savient Pharmaceuticals, Inc.	8,700	135,633
Schering-Plough Corp.	48,500	1,285,735
#*SciClone Pharmaceuticals, Inc.	8,172	28,602
#*Seattle Genetics, Inc.	19,300	232,565
*SenoRx, Inc.	3,500	13,615
*Sepracor, Inc.	14,892	258,376
#*Sequenom, Inc.	9,200	52,992
*Sirona Dental Systems, Inc.	21,800	566,582
*Skilled Healthcare Group, Inc.	5,640	46,586
*Somanetics Corp.	6,524	91,532
*SonoSite, Inc.	7,686	181,159
Span-American Medical System, Inc.	1,222	14,468
*Spectranetics Corp.	10,900	56,571
*Spectrum Pharmaceuticals, Inc.	9,200	61,640
*St. Jude Medical, Inc.	15,949	601,437
*STAAR Surgical Co.	10,301	27,813
*Stereotaxis, Inc.	9,800	44,296
Steris Corp.	10,700	300,456
*Strategic Diagnostics, Inc.	2,400	2,856
#Stryker Corp.	17,300	672,624
*Sucampo Pharmaceuticals, Inc.	4,400	29,084
*Sun Healthcare Group, Inc.	23,900	232,547
*SunLink Health Systems, Inc.	100	227
*Sunrise Senior Living, Inc.	6,900	16,146
#*SurModics, Inc.	4,151	92,816
*Symmetry Medical, Inc.	13,913	119,095
*Synovis Life Technologies, Inc.	5,293	81,777
*Synta Pharmaceuticals Corp.	12,130	31,902
*Targacept, Inc.	8,718	93,544
#Techne Corp.	2,324	148,318
Teleflex, Inc.	23,700	1,136,652
#*Tenet Healthcare Corp.	700	2,765
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	267,607
*Theragenics Corp.	47	59
*Theravance, Inc.	16,000	241,600
*Thermo Fisher Scientific, Inc.	74,214	3,360,410
#*Thoratec Corp.	11,200	281,568
*Tomotherapy, Inc.	6,700	21,172
*TranS1, Inc.	6,500	40,300
*Transcend Services, Inc.	735	10,393
*Transcept Pharmaceuticals, Inc.	1,040	6,084
*Trimeris, Inc.	5,605	11,602
*Triple-S Management Corp.	7,500	128,175
*Trubion Pharmaceuticals, Inc.	500	2,190

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*U.S. Physical Therapy, Inc.	5,900	$96,465
#*United Therapeutics Corp.	3,925	363,534
#UnitedHealth Group, Inc.	200,614	5,629,229
*Universal American Corp.	36,682	333,806
#Universal Health Services, Inc.	20,519	1,141,062
Utah Medical Products, Inc.	1,169	33,317
#*Valeant Pharmaceuticals International	13,000	335,400
*Vanda Pharmaceuticals, Inc.	1,300	19,760
#*Varian Medical Systems, Inc.	6,900	243,363
*Varian, Inc.	13,537	687,138
*Vascular Solutions, Inc.	3,621	27,845
#*VCA Antech, Inc.	11,226	287,161
#*Vertex Pharmaceuticals, Inc.	10,589	381,310
*Vical, Inc.	16,967	60,572
*ViroPharma, Inc.	38,967	287,187
#*Virtual Radiologic Corp.	3,200	37,376
*Vital Images, Inc.	7,596	101,331
*Vivus, Inc.	19,444	144,080
#*Volcano Corp.	16,193	245,972
*Warner Chilcott, Ltd.	10,620	160,362
#*Waters Corp.	6,600	331,650
*Watson Pharmaceuticals, Inc.	31,394	1,090,314
*WellCare Health Plans, Inc.	4,800	106,848
*WellPoint, Inc.	83,721	4,407,073
West Pharmaceutical Services, Inc.	6,407	233,856
#*Wright Medical Group, Inc.	19,200	267,264
Wyeth	58,601	2,727,877
*XenoPort, Inc.	4,600	93,426
Young Innovations, Inc.	2,489	63,021
*Zimmer Holdings, Inc.	26,580	1,238,628
*Zoll Medical Corp.	10,150	187,065
*Zymogenetics, Inc.	12,300	68,880

Total Health Care		144,578,028

Industrials — (11.0%)
*3D Systems Corp.	7,810	56,310
3M Co.	18,600	1,311,672
*A. T. Cross Co. Class A	500	2,165
A.O. Smith Corp.	12,000	468,480
#AAON, Inc.	7,000	137,270
*AAR Corp.	20,900	399,817
#ABM Industries, Inc.	23,662	498,558
*Acacia Research	11,041	86,782
*ACCO Brands Corp.	8,500	37,145
Aceto Corp.	12,928	90,884
*Actuant Corp.	35,500	455,820
#Acuity Brands, Inc.	15,900	469,209
Administaff, Inc.	9,100	228,046
*Advisory Board Co. (The)	5,450	139,411
#*Aecom Technology Corp.	8,200	265,680
*AeroVironment, Inc.	5,200	147,888
#*AGCO Corp.	44,182	1,389,966
*Air Transport Services Group, Inc.	17,127	57,033
Aircastle, Ltd.	18,700	135,762
*AirTran Holdings, Inc.	71,500	517,660
Alamo Group, Inc.	4,077	56,385
*Alaska Air Group, Inc.	19,613	452,276
Albany International Corp. Class A	9,400	129,156
Alexander & Baldwin, Inc.	17,229	503,431
#*Allegiant Travel Co.	5,396	233,701
#*Alliant Techsystems, Inc.	3,300	259,776

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Allied Defense Group, Inc.	2,821	$9,704
*Altra Holdings, Inc.	12,018	105,638
*Amerco, Inc.	8,537	383,141
#*American Commercial Lines, Inc.	1,125	17,572
American Ecology Corp.	4,200	68,586
American Railcar Industries, Inc.	3,000	24,870
*American Reprographics Co.	17,700	153,105
American Science & Engineering, Inc.	2,898	202,136
#*American Superconductor Corp.	2,600	83,642
American Woodmark Corp.	8,341	195,513
Ameron International Corp.	3,810	283,921
#Ametek, Inc.	4,160	134,618
Ampco-Pittsburgh Corp.	2,300	52,279
#*AMR Corp.	57,370	306,930
*AMREP Corp.	3,060	38,525
#Apogee Enterprises, Inc.	11,450	166,941
Applied Industrial Technologies, Inc.	25,700	568,484
Applied Signal Technologies, Inc.	6,800	170,000
*Argan, Inc.	5,392	79,802
*Argon ST, Inc.	11,788	225,269
Arkansas Best Corp.	16,400	467,072
*Armstrong World Industries, Inc.	34,300	843,780
#*Astec Industries, Inc.	10,400	281,424
*Astronics Corp.	2,700	29,565
*ATC Technology Corp.	8,331	174,285
*Atlas Air Worldwide Holding, Inc.	6,900	172,224
#Avery Dennison Corp.	20,760	554,915
*Avis Budget Group, Inc.	22,800	194,940
*Axsys Technologies, Inc.	2,670	143,299
*AZZ, Inc.	4,433	171,779
B.F. Goodrich Co.	28,500	1,463,760
Badger Meter, Inc.	4,100	151,085
*Baker (Michael) Corp.	3,493	148,976
#Baldor Electric Co.	20,067	516,926
*Baldwin Technology Co., Inc. Class A	750	952
Barnes Group, Inc.	21,200	298,284
Barrett Business Services, Inc.	4,910	49,002
#*BE Aerospace, Inc.	44,836	724,550
*Beacon Roofing Supply, Inc.	22,540	377,996
#Belden, Inc.	20,200	354,308
#*Blount International, Inc.	14,484	134,701
*BlueLinx Holdings, Inc.	10,600	42,294
Boeing Co.	20,900	896,819
*Bowne & Co., Inc.	10,477	84,132
#Brady Co. Class A	22,100	649,961
*Breeze-Eastern Corp.	2,100	12,600
Briggs & Stratton Corp.	25,500	437,835
Brink’s Co. (The)	21,400	581,010
*BTU International, Inc.	1,200	7,356
Bucyrus International, Inc.	9,253	272,778
*Builders FirstSource, Inc.	14,991	87,847
#Burlington Northern Santa Fe Corp.	54,536	4,285,984
#*C&D Technologies, Inc.	7,000	14,000
#C.H. Robinson Worldwide, Inc.	7,700	419,881
*CAI International, Inc.	3,200	20,928
Carlisle Companies, Inc.	35,529	1,113,479
Cascade Corp.	6,677	163,253
*Casella Waste Systems, Inc. Class A	13,436	37,083
#Caterpillar, Inc.	31,000	1,365,860
#*CBIZ, Inc.	34,751	227,272
CDI Corp.	7,100	90,170

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CECO Environmental Corp.	1,100	$4,092
*Celadon Group, Inc.	12,200	112,850
*Cenveo, Inc.	14,400	69,552
*Ceradyne, Inc.	16,800	303,240
*Champion Industries, Inc.	1,100	1,936
*Chart Industries, Inc.	8,361	161,033
*Chase Corp.	3,920	45,550
#Cintas Corp.	37,900	954,322
CIRCOR International, Inc.	7,100	163,726
#CLAROC, Inc.	16,900	559,559
#*Clean Harbors, Inc.	5,153	268,832
#*Coleman Cable, Inc.	5,021	16,569
*Columbus McKinnon Corp.	6,600	95,502
Comfort Systems USA, Inc.	17,900	210,862
*Command Security Corp.	900	2,988
*COMSYS IT Partners, Inc.	6,652	46,564
*Consolidated Graphics, Inc.	3,900	71,370
#*Continental Airlines, Inc.	54,300	606,531
Con-way, Inc.	24,840	1,131,462
#Cooper Industries, Ltd.	42,648	1,405,252
#*Copart, Inc.	15,900	561,429
*Cornell Companies, Inc.	6,800	116,484
Corporate Executive Board Co.	5,942	111,591
*Corrections Corp. of America	51,100	881,986
#*CoStar Group, Inc.	8,600	315,878
Courier Corp.	8,171	135,148
#*Covanta Holding Corp.	42,900	724,581
*Covenant Transport Group Class A	100	466
*CPI Aerostructures, Inc.	2,087	14,839
*CRA International, Inc.	6,409	172,594
#Crane Co.	21,300	451,986
CSX Corp.	52,746	2,116,170
#Cubic Corp.	14,117	552,822
Cummins, Inc.	12,936	556,377
#Curtiss-Wright Corp.	20,000	660,600
#Danaher Corp.	21,900	1,341,156
Deere & Co.	5,600	244,944
*Delta Air Lines, Inc.	135,400	938,322
Deluxe Corp.	8,929	139,739
Diamond Management & Technology Consultants, Inc.	11,817	63,339
*Document Securities Systems, Inc.	200	428
#*Dollar Thrifty Automotive Group, Inc.	8,700	143,985
#Donaldson Co., Inc.	4,900	186,249
#Dover Corp.	44,300	1,506,643
Ducommun, Inc.	4,000	69,120
Dun & Bradstreet Corp. (The)	3,156	227,200
*DXP Enterprises, Inc.	4,400	44,616
*Dycom Industries, Inc.	17,900	227,867
*Dynamex, Inc.	5,395	84,000
Dynamic Materials Corp.	4,427	72,470
*DynCorp International, Inc. Class A	26,851	545,344
*Eagle Bulk Shipping, Inc.	13,300	76,475
Eastern Co.	1,327	23,674
Eaton Corp.	23,010	1,194,679
*Ecology & Environment, Inc. Class A	903	13,545
*EMCOR Group, Inc.	27,100	653,652
#Emerson Electric Co.	30,900	1,124,142
#Empire Resources, Inc.	1,400	1,918
Encore Wire Corp.	15,183	329,319
#*Ener1, Inc.	32,224	205,589
#*Energy Conversion Devices, Inc.	10,252	145,988

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
EnergySolutions, Inc.	25,292	$217,764
*EnerNOC, Inc.	1,017	31,202
*EnerSys	20,060	396,987
Ennis, Inc.	14,384	211,876
*EnPro Industries, Inc.	11,094	197,695
Equifax, Inc.	32,900	857,045
#*ESCO Technologies, Inc.	10,775	442,745
Espey Manufacturing & Electronics Corp.	1,611	25,695
*Esterline Technologies Corp.	17,600	500,368
#*Evergreen Solar, Inc.	33,908	71,207
#Expeditors International of Washington, Inc.	6,283	213,182
*Exponent, Inc.	6,300	162,603
#Fastenal Co.	9,742	346,523
Federal Signal Corp.	20,700	183,402
FedEx Corp.	55,500	3,765,120
*First Advantage Corp.	6,374	103,641
#*First Solar, Inc.	3,000	463,170
*Flanders Corp.	11,193	71,523
*Flow International Corp.	1,800	3,600
Flowserve Corp.	11,500	928,855
#Fluor Corp.	5,650	298,320
Forward Air Corp.	7,557	174,793
*Foster Wheeler AG	100	2,310
*Franklin Covey Co.	10,869	70,105
Franklin Electric Co., Inc.	8,700	281,880
Freightcar America, Inc.	7,900	157,842
#*FTI Consulting, Inc.	13,400	729,362
*Fuel Tech, Inc.	6,238	55,892
*FuelCell Energy, Inc.	13,200	52,932
*Furmanite Corp.	14,900	67,795
G & K Services, Inc. Class A	2,700	61,344
*Gardner Denver Machinery, Inc.	25,600	747,264
GATX Corp.	29,300	738,946
#*Genco Shipping & Trading, Ltd.	10,500	251,055
*Gencor Industries, Inc.	1,000	6,810
*GenCorp, Inc.	15,287	39,746
*General Cable Corp.	11,970	464,077
General Dynamics Corp.	30,200	1,672,778
General Electric Co.	991,330	13,283,822
#*Genesee & Wyoming, Inc.	9,478	258,655
*GEO Group, Inc. (The)	23,800	427,924
#*GeoEye, Inc.	9,400	233,120
*Gibraltar Industries, Inc.	18,000	139,860
Gorman-Rupp Co. (The)	6,300	140,679
*GP Strategies Corp.	6,975	48,406
Graco, Inc.	7,300	180,602
*Graftech International, Ltd.	29,880	410,252
Graham Corp.	4,700	64,296
Granite Construction, Inc.	13,962	473,033
Great Lakes Dredge & Dock Corp.	26,224	151,837
*Greenbrier Companies, Inc.	5,700	59,793
*Griffon Corp.	33,968	327,452
*H&E Equipment Services, Inc.	17,674	188,051
Hardinge, Inc.	3,134	12,348
Harsco Corp.	11,360	312,514
*Hawaiian Holdings, Inc.	32,942	210,499
Healthcare Services Group, Inc.	15,322	286,062
Heartland Express, Inc.	15,000	231,000
*HEICO Corp.	5,400	199,422
*HEICO Corp. Class A	11,972	338,568
Heidrick & Struggles International, Inc.	8,900	182,361

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Herley Industries, Inc.	300	$3,654
Herman Miller, Inc.	13,000	215,930
#*Hertz Global Holdings, Inc.	126,584	1,194,953
#*Hexcel Corp.	26,200	267,502
*Hill International, Inc.	5,400	25,164
*Hi-Shear Technology Corp.	200	2,200
HNI Corp.	16,155	359,933
*Hoku Scientific, Inc.	9,164	18,786
Honeywell International, Inc.	31,964	1,109,151
Horizon Lines, Inc. Class A	7,300	36,573
Houston Wire & Cable Co.	6,161	66,231
*Hub Group, Inc. Class A	13,721	294,864
Hubbell, Inc. Class A	1,412	49,138
#Hubbell, Inc. Class B	18,000	671,760
*Hudson Highland Group, Inc.	1,288	2,666
*Hurco Companies, Inc.	2,300	44,896
#*Huron Consulting Group, Inc.	3,300	146,355
*ICF International, Inc.	6,000	155,400
*ICT Group, Inc.	5,133	52,973
IDEX Corp.	39,139	1,067,712
#*IHS, Inc.	7,500	374,550
*II-VI, Inc.	11,804	283,178
#Illinois Tool Works, Inc.	25,600	1,038,080
#Ingersoll-Rand P.L.C.	62,700	1,810,776
*InnerWorkings, Inc.	19,347	100,024
*Innovative Solutions & Support, Inc.	12,137	43,572
*Insituform Technologies, Inc. Class A	16,896	310,886
Insteel Industries, Inc.	6,213	63,310
*Integrated Electrical Services, Inc.	4,991	45,668
Interface, Inc. Class A	22,021	152,826
*Interline Brands, Inc.	14,500	245,485
International Shipholding Corp.	800	23,208
*Intersections, Inc.	3,801	18,245
#*Iron Mountain, Inc.	50,200	1,466,342
#ITT Industries, Inc.	22,100	1,091,740
J.B. Hunt Transport Services, Inc.	8,100	226,395
*Jacobs Engineering Group, Inc.	7,027	287,966
#*JetBlue Airways Corp.	182,640	933,290
John Bean Technologies Corp.	6,569	91,046
#Joy Global, Inc.	6,939	257,992
*Kadant, Inc.	2,600	28,886
Kaman Corp. Class A	6,000	115,080
#*Kansas City Southern	45,100	915,981
#Kaydon Corp.	12,300	401,841
KBR, Inc.	200	4,238
*Kelly Services, Inc. Class A	19,065	224,204
Kennametal, Inc.	28,771	613,398
*Key Technology, Inc.	1,967	21,381
*Kforce, Inc.	21,855	212,868
Kimball International, Inc. Class B	14,644	99,579
*Kirby Corp.	22,100	817,921
#Knight Transportation, Inc.	28,100	509,734
Knoll, Inc.	14,375	140,731
*Korn/Ferry International	26,700	371,397
*Kratos Defense & Security Solutions, Inc.	7,755	6,204
*K-Tron International, Inc.	900	79,182
*L.B. Foster Co. Class A	3,470	104,100
L.S. Starrett Co. Class A	1,500	12,990
L-3 Communications Holdings, Inc.	16,400	1,238,200
*LaBarge, Inc.	11,726	123,944
*Ladish Co., Inc.	10,110	111,210

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Landstar System, Inc.	7,400	$271,432
*Layne Christensen Co.	7,321	173,727
*LECG Corp.	5,030	18,510
#Lennox International, Inc.	8,000	278,800
#Lincoln Electric Holdings, Inc.	17,600	745,888
#Lindsay Corp.	2,200	78,034
*LMI Aerospace, Inc.	4,825	43,908
#Lockheed Martin Corp.	11,684	873,496
LSI Industries, Inc.	16,278	105,644
*M&F Worldwide Corp.	8,500	169,065
*Magnetek, Inc.	6,300	8,505
#Manitowoc Co., Inc. (The)	200	1,236
Manpower, Inc.	13,100	628,145
*Marten Transport, Ltd.	13,600	239,904
Masco Corp.	96,930	1,350,235
#*Mastec, Inc.	31,700	328,095
McGrath Rentcorp.	14,069	270,406
*Metalico, Inc.	16,800	76,272
Met-Pro Corp.	11,066	117,742
*MFRI, Inc.	1,957	11,742
*Microvision, Inc.	913	3,159
*Middleby Corp.	6,100	298,290
*Miller Industries, Inc.	4,311	38,066
#Mine Safety Appliances Co.	18,800	528,092
*Mobile Mini, Inc.	18,400	297,712
#*Monster Worldwide, Inc.	69,841	910,028
*Moog, Inc. Class A	17,265	465,464
*Moog, Inc. Class B	1,632	44,880
*MPS Group, Inc.	1,800	15,570
MSC Industrial Direct Co., Inc. Class A	9,100	357,084
Mueller Industries, Inc.	19,670	467,359
Mueller Water Products, Inc.	65,372	252,336
Multi-Color Corp.	6,566	102,561
NACCO Industries, Inc. Class A	3,600	151,524
National Technical Systems, Inc.	4,384	19,180
*Navigant Consulting, Inc.	24,300	289,170
*Navistar International Corp.	3,692	145,982
#*NCI Building Systems, Inc.	9,000	35,460
Nordson Corp.	13,350	599,415
Norfolk Southern Corp.	64,773	2,801,432
*North America Galvanizing & Coatings, Inc.	6,640	33,200
Northrop Grumman Corp.	52,350	2,333,763
*Northwest Pipe Co.	3,555	123,643
*Ocean Power Technologies, Inc.	1,100	5,214
*Old Dominion Freight Line, Inc.	19,200	684,096
*Omega Flex, Inc.	3,089	50,536
*On Assignment, Inc.	11,500	48,645
#*Orbital Sciences Corp.	23,220	314,399
*Orion Marine Group, Inc.	6,800	152,048
*Oshkosh Truck Corp. Class B	22,348	613,453
Otter Tail Corp.	10,000	233,100
*Owens Corning, Inc.	78,413	1,441,231
*P.A.M. Transportation Services, Inc.	2,200	15,158
Paccar, Inc.	18,200	630,630
*Pacer International, Inc.	7,900	19,592
Pall Corp.	2,500	75,200
#Parker Hannifin Corp.	44,700	1,979,316
*Park-Ohio Holdings Corp.	9,716	60,628
*Patriot Transportation Holding, Inc.	1,472	117,878
Pentair, Inc.	37,700	1,029,964
*PGT, Inc.	7,442	15,107

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pike Electric Corp.	15,258	$160,667
*Pinnacle Airlines Corp.	9,030	30,160
Pitney Bowes, Inc.	12,800	264,320
*Plug Power, Inc.	12,926	10,212
*PMFG, Inc.	1,960	22,011
*Polypore International, Inc.	9,400	116,090
Portec Rail Products, Inc.	3,113	31,286
*Powell Industries, Inc.	4,700	167,555
*Power-One, Inc.	10,357	14,914
*PowerSecure International, Inc.	7,600	45,980
Precision Castparts Corp.	15,200	1,213,112
Preformed Line Products Co.	1,824	63,986
*PRG-Schultz International, Inc.	900	3,420
#*Protection One, Inc.	8,425	28,729
Providence & Worcester Railroad Co.	100	1,175
*Quality Distribution, Inc.	6,620	19,860
Quanex Building Products Corp.	4,400	52,316
#*Quanta Services, Inc.	40,622	946,899
#*Quixote Corp.	4,311	10,476
R. R. Donnelley & Sons Co.	83,089	1,154,937
Raven Industries, Inc.	6,000	172,200
#Raytheon Co.	36,700	1,723,065
*RBC Bearings, Inc.	9,911	234,891
*RCM Technologies, Inc.	1,742	3,920
#Regal-Beloit Corp.	12,671	587,428
Republic Services, Inc.	53,309	1,418,019
*Resources Connection, Inc.	19,169	289,452
Robbins & Myers, Inc.	14,500	303,485
Robert Half International, Inc.	2,754	68,272
Rockwell Automation, Inc.	31,200	1,291,992
Rockwell Collins, Inc.	6,500	274,300
Rollins, Inc.	3,850	70,571
#Roper Industries, Inc.	24,923	1,191,818
#*RSC Holdings, Inc.	10,800	85,212
*Rush Enterprises, Inc. Class A	14,350	187,985
*Rush Enterprises, Inc. Class B	1,308	14,453
Ryder System, Inc.	34,100	1,197,933
*Sauer-Danfoss, Inc.	7,300	38,325
Schawk, Inc.	15,296	110,743
#*School Specialty, Inc.	6,309	141,132
Seaboard Corp.	130	142,350
Servotronics, Inc.	212	1,300
*Shaw Group, Inc.	11,294	332,495
*SIFCO Industries, Inc.	1,400	14,420
#Simpson Manufacturing Co., Inc.	16,997	482,715
SkyWest, Inc.	43,600	552,848
*SL Industries, Inc.	4,400	27,500
#Southwest Airlines Co.	259,600	2,037,860
*Sparton Corp.	1,700	4,930
*Spire Corp.	3,100	16,926
#*Spirit AeroSystems Holdings, Inc. Class A	24,920	324,209
SPX Corp.	6,746	356,324
*Standard Parking Corp.	6,064	102,421
Standard Register Co.	11,598	41,057
Standex International Corp.	7,200	90,216
*Stanley, Inc.	9,693	297,963
Steelcase, Inc. Class A	43,900	321,348
#*Stericycle, Inc.	7,200	368,640
*Sterling Construction Co., Inc.	7,000	111,510
Sun Hydraulics, Inc.	7,200	126,576
*SunPower Corp.	7,450	203,385

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Superior Uniform Group, Inc.	4,706	$39,060
*Sykes Enterprises, Inc.	22,625	450,238
TAL International Group, Inc.	8,200	90,938
*Taser International, Inc.	31,444	164,767
*Team, Inc.	3,700	53,872
*Tecumseh Products Co. Class A	2,800	22,904
*Tecumseh Products Co. Class B	500	5,105
*Teledyne Technologies, Inc.	7,431	243,217
Tennant Co.	8,700	190,878
*Terex Corp.	21,430	325,307
*Tetra Tech, Inc.	13,160	396,379
Textainer Group Holdings, Ltd.	1,500	18,030
#Textron, Inc.	22,600	303,744
*Thomas & Betts Corp.	32,200	857,808
*Thomas Group, Inc.	600	441
Timken Co.	59,100	1,204,458
Titan International, Inc.	11,575	86,118
*Titan Machinery, Inc.	5,900	73,337
Todd Shipyards Corp.	2,413	40,297
#Toro Co.	11,900	412,454
*Trailer Bridge, Inc.	3,127	13,086
*TransDigm Group, Inc.	20,184	772,845
*TRC Companies, Inc.	4,203	18,829
Tredegar Industries, Inc.	12,040	176,266
*Trex Co., Inc.	8,091	132,288
*TriMas Corp.	7,900	34,286
Trinity Industries, Inc.	39,500	551,420
Triumph Group, Inc.	8,800	351,472
*TrueBlue, Inc.	18,400	233,680
*Tufco Technologies, Inc.	400	1,208
*Tutor Perini Corp.	15,701	289,683
Twin Disc, Inc.	8,316	73,347
Tyco International, Ltd.	36,500	1,103,030
*U.S. Home Systems, Inc.	1,540	4,019
#*UAL Corp.	18,681	76,966
*Ultralife Corp.	9,810	62,980
Union Pacific Corp.	87,049	5,007,058
*United Capital Corp.	1,338	32,513
#United Parcel Service, Inc.	20,714	1,112,963
*United Rentals, Inc.	21,080	157,468
*United Stationers, Inc.	12,900	598,818
United Technologies Corp.	42,432	2,311,271
Universal Forest Products, Inc.	6,300	281,232
Universal Truckload Services, Inc.	7,337	118,346
*UQM Technologies, Inc.	1,000	4,250
*URS Corp.	30,100	1,523,060
#*US Airways Group, Inc.	48,940	143,394
*USA Truck, Inc.	6,887	99,242
*USG Corp.	38,238	540,685
*UTI Worldwide, Inc.	18,171	229,318
Valmont Industries, Inc.	5,700	409,374
*Versar, Inc.	3,144	12,419
Viad Corp.	11,000	194,920
*Vicor Corp.	11,737	92,605
Virco Manufacturing Corp.	1,099	3,462
*Volt Information Sciences, Inc.	7,400	58,904
VSE Corp.	1,800	53,298
W.W. Grainger, Inc.	5,290	475,624
*Wabash National Corp.	17,000	14,110
#Wabtec Corp.	6,500	218,725
*Waste Connections, Inc.	23,473	662,173

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Waste Management, Inc.	33,687	$946,942
*Waste Services, Inc.	8,200	39,196
Watsco, Inc. Class A	8,124	426,185
Watsco, Inc. Class B	700	36,750
Watson Wyatt Worldwide, Inc.	14,000	522,760
Watts Water Technologies, Inc.	17,197	452,969
*WCA Waste Corp.	3,600	15,768
Werner Enterprises, Inc.	36,613	661,231
*WESCO International, Inc.	17,281	426,668
*Willis Lease Finance Corp.	3,067	44,318
Woodward Governor Co.	7,500	147,300
#*YRC Worldwide, Inc.	27,900	39,060

Total Industrials		177,405,750

Information Technology — (12.6%)
*3Com Corp.	294,333	1,109,635
*3PAR, Inc.	9,600	92,064
*ACI Worldwide, Inc.	13,259	199,813
*Acme Packet, Inc.	19,229	193,059
*Acorn Energy, Inc.	104	432
*Actel Corp.	10,597	118,051
*ActivIdentity Corp.	15,824	39,876
*Activision Blizzard, Inc.	230,237	2,636,214
*Actuate Corp.	32,492	169,933
*Acxiom Corp.	44,709	431,442
*Adaptec, Inc.	71,658	190,610
#*ADC Telecommunications, Inc.	40,698	296,281
*Adept Technology, Inc.	1,680	3,914
#*Adobe Systems, Inc.	22,600	732,692
Adtran, Inc.	25,300	611,248
*Advanced Analogic Technologies, Inc.	16,396	79,029
#*Advanced Energy Industries, Inc.	20,400	245,412
#*Advanced Micro Devices, Inc.	187,092	684,757
*Advent Software, Inc.	7,300	266,085
*Aehr Test Systems	1,179	1,096
*Aetrium, Inc.	1,400	2,870
*Affiliated Computer Services, Inc. Class A	25,220	1,195,680
*Agilent Technologies, Inc.	69,123	1,605,036
Agilysys, Inc.	500	2,355
*Airvana, Inc.	22,841	141,843
#*Akamai Technologies, Inc.	4,023	66,138
#*Alliance Data Systems Corp.	4,550	232,050
Altera Corp.	20,600	385,014
*Amdocs, Ltd.	47,613	1,138,903
American Software, Inc. Class A	13,044	83,612
#*Amkor Technology, Inc.	28,710	179,725
Amphenol Corp.	4,200	140,070
*Amtech Systems, Inc.	2,400	13,776
*Anadigics, Inc.	24,800	102,672
#Analog Devices, Inc.	15,000	410,550
*Anaren, Inc.	6,368	114,497
#*Anixter International, Inc.	17,600	602,272
#*Ansys, Inc.	23,182	724,669
*Apple, Inc.	26,719	4,365,617
Applied Materials, Inc.	93,833	1,294,895
*Applied Micro Circuits Corp.	36,093	312,204
*ArcSight, Inc.	3,600	68,292
#*Ariba, Inc.	42,870	450,564
*Arris Group, Inc.	77,992	949,943
*Arrow Electronics, Inc.	49,200	1,267,884
*Art Technology Group, Inc.	24,106	91,362

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aruba Networks, Inc.	22,400	$198,912
*Aspen Technology, Inc.	2,700	26,730
Astro-Med, Inc.	668	3,714
#*Atheros Communications	27,500	687,500
*Atmel Corp.	148,913	620,967
*ATMI, Inc.	13,027	236,961
*Autobytel, Inc.	3,101	1,526
#*Autodesk, Inc.	16,300	355,503
#Automatic Data Processing, Inc.	16,300	607,175
*Avid Technology, Inc.	16,300	199,675
*Avnet, Inc.	43,200	1,054,080
#*Avocent Corp.	24,785	384,415
AVX Corp.	104,796	1,151,708
*Aware, Inc.	3,543	9,920
*AXT, Inc.	5,705	10,897
*Bankrate, Inc.	8,600	246,820
Bel Fuse, Inc. Class A	1,600	25,280
Bel Fuse, Inc. Class B	5,033	92,507
*Bell Microproducts, Inc.	4,900	7,693
*Benchmark Electronics, Inc.	43,000	679,400
*BigBand Networks, Inc.	25,958	142,509
Black Box Corp.	13,400	368,098
Blackbaud, Inc.	7,700	143,990
#*Blackboard, Inc.	9,400	319,318
*Blue Coat Systems, Inc.	19,000	355,110
#*BMC Software, Inc.	9,987	339,858
*Bottomline Technologies, Inc.	12,962	132,601
*Brightpoint, Inc.	35,700	212,058
#*Broadcom Corp.	64,700	1,826,481
BroADRidge Financial Solutions, Inc.	32,375	559,116
*Brocade Communications Systems, Inc.	129,083	1,014,592
*Brooks Automation, Inc.	400	2,372
*BSQUARE Corp.	3,074	7,962
CA, Inc.	36,920	780,489
*Cabot Microelectronics Corp.	10,310	349,715
*CACI International, Inc. Class A	15,705	725,571
#*Cadence Design Systems, Inc.	160,400	946,360
*CalAmp Corp.	2,200	4,004
*California Micro Devices Corp.	6,728	21,530
*Callidus Software, Inc.	10,223	26,069
*Cascade Microtech, Inc.	3,033	12,193
Cass Information Systems, Inc.	4,100	142,024
*Cavium Networks, Inc.	9,900	186,813
*CEVA, Inc.	9,832	86,227
*Checkpoint Systems, Inc.	21,600	374,328
*Chordiant Software, Inc.	10,503	41,277
*Ciber, Inc.	5,900	19,529
#*Ciena Corp.	37,273	415,967
*Cirrus Logic, Inc.	37,222	200,254
*Cisco Sytems, Inc.	153,862	3,386,503
*Citrix Systems, Inc.	19,400	690,640
*Cogent, Inc.	32,228	367,399
Cognex Corp.	24,800	409,200
#*Cognizant Technology Solutions Corp.	10,850	321,052
*Coherent, Inc.	15,397	302,089
Cohu, Inc.	10,402	126,176
#*CommScope, Inc.	30,700	785,920
Communications Systems, Inc.	6,432	76,862
*CommVault Systems, Inc.	5,177	90,132
*Computer Sciences Corp.	57,400	2,764,958
*Compuware Corp.	93,155	682,826

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ComScore, Inc.	7,100	$108,062
#*Comtech Telecommunications Corp.	6,900	219,903
*Comverge, Inc.	8,800	115,808
#*Concur Technologies, Inc.	9,029	311,410
*Concurrent Computer Corp.	1,452	7,870
*Constant Contact, Inc.	2,800	63,308
*Convergys Corp.	29,300	313,803
Corning, Inc.	113,518	1,929,806
*CPI International, Inc.	7,656	73,115
*Cray, Inc.	13,977	113,493
#*Cree, Inc.	49,907	1,600,018
*CSG Systems International, Inc.	8,500	141,780
*CyberOptics Corp.	1,680	11,256
#*CyberSource Corp.	31,413	544,701
*Cymer, Inc.	17,100	584,991
*Cypress Semiconductor Corp.	66,500	706,230
Daktronics, Inc.	13,900	116,482
*Datalink Corp.	3,601	10,983
*DDi Corp.	10,072	48,346
*DealerTrack Holdings, Inc.	18,900	374,787
#*Dell, Inc.	66,250	886,425
*Deltek, Inc.	5,100	31,671
*DemandTec, Inc.	3,400	30,294
*DG FastChannel, Inc.	10,791	226,503
*Dice Holdings, Inc.	6,791	31,918
Diebold, Inc.	3,668	101,677
*Digi International, Inc.	12,286	125,440
*Digimarc Corp.	994	13,817
#*Digital River, Inc.	17,200	608,020
#*Diodes, Inc.	15,700	289,822
*DivX, Inc.	13,062	76,151
*Dolby Laboratories, Inc.	3,733	155,405
*Dot Hill Systems Corp.	6,469	5,369
*Double-Take Software, Inc.	10,122	88,061
*DSP Group, Inc.	11,800	102,778
*DST Systems, Inc.	5,500	243,815
#*DTS, Inc.	9,245	253,960
*Dynamics Research Corp.	2,357	29,038
#*EarthLink, Inc.	55,146	465,984
#*eBay, Inc.	90,612	1,925,505
*Ebix, Inc.	1,800	74,664
*Echelon Corp.	16,850	142,888
*Echostar Holding Corp.	11,938	175,966
*Edgewater Technology, Inc.	2,837	7,518
Electro Rent Corp.	14,817	141,058
*Electro Scientific Industries, Inc.	200	2,620
#*Electronic Arts, Inc.	51,730	1,110,643
*Electronics for Imaging, Inc.	27,900	318,060
*eLoyalty Corp.	2,980	26,999
#*EMC Corp.	139,000	2,093,340
*EMCORE Corp.	5,386	6,786
*EMS Technologies, Inc.	7,202	158,444
*Emulex Corp.	45,600	416,328
*Endwave Corp.	1,814	4,317
*Entegris, Inc.	72,956	272,126
*Entorian Technologies, Inc.	1,369	397
*Entropic Communications, Inc.	6,700	21,105
*Epicor Software Corp.	26,864	163,333
#*EPIQ Systems, Inc.	17,400	279,270
*ePlus, Inc.	600	9,822
#*Equinix, Inc.	5,195	424,587

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Euronet Worldwide, Inc.	21,600	$454,464
*Exar Corp.	17,454	122,702
*ExlService Holdings, Inc.	11,474	148,933
*Extreme Networks, Inc.	16,100	36,547
*F5 Networks, Inc.	5,810	215,667
FactSet Research Systems, Inc.	4,600	260,820
Fair Isaac Corp.	25,297	485,449
*Fairchild Semiconductor Corp. Class A	51,900	458,277
*FalconStor Software, Inc.	16,380	87,633
#*Faro Technologies, Inc.	6,930	122,661
*FEI Co.	19,248	471,576
Fidelity National Information Services, Inc.	76,800	1,798,656
#*Fiserv, Inc.	39,100	1,853,731
#*FLIR Systems, Inc.	7,537	161,970
*FormFactor, Inc.	28,937	666,998
*Forrester Research, Inc.	11,400	257,298
*Frequency Electronics, Inc.	700	2,450
*Gartner Group, Inc.	9,400	160,740
*Gerber Scientific, Inc.	4,400	13,772
*Global Cash Access, Inc.	27,100	243,900
Global Payments, Inc.	6,700	283,410
*Globecomm Systems, Inc.	8,200	65,108
*Glu Mobile, Inc.	4,941	5,336
*Google, Inc.	7,940	3,517,817
*GSE Systems, Inc.	1,100	8,635
#*GSI Commerce, Inc.	22,400	408,576
*GSI Technology, Inc.	10,812	42,816
*GTSI Corp.	605	3,848
*Guidance Software, Inc.	6,777	27,040
*Hackett Group, Inc.	15,038	45,716
*Harmonic, Inc.	36,110	250,242
Harris Corp.	8,200	256,742
*Harris Stratex Networks, Inc. Class A	11,930	82,794
*Hauppauge Digital, Inc.	200	222
Heartland Payment Systems, Inc.	9,200	98,072
*Henry Bros. Electronics, Inc.	353	2,100
#*Hewitt Associates, Inc. Class A	4,200	125,706
#Hewlett-Packard Co.	150,483	6,515,914
*Hittite Microwave Corp.	7,000	245,840
*Hughes Communications, Inc.	4,200	109,200
*Hutchinson Technology, Inc.	3,763	12,305
*Hypercom Corp.	14,600	31,098
*I.D. Systems, Inc.	3,786	13,895
*i2 Technologies, Inc.	2,200	29,612
*IAC/InterActiveCorp.	77,073	1,418,914
*iGATE Corp.	15,013	108,844
*Ikanos Communications, Inc.	4,000	7,040
*Imation Corp.	12,657	114,926
Imergent, Inc.	100	699
*Immersion Corp.	10,780	45,492
*Infinera Corp.	33,200	224,764
*infoGROUP, Inc.	23,587	141,994
#*Informatica Corp.	17,096	314,395
*InfoSpace, Inc.	21,761	159,291
*Ingram Micro, Inc.	90,600	1,523,892
*Innodata Isogen, Inc.	8,423	44,979
*Insight Enterprises, Inc.	34,850	358,955
*Integral Systems, Inc.	9,000	64,620
*Integrated Device Technology, Inc.	90,784	614,608
*Integrated Silicon Solution, Inc.	5,944	18,724
Intel Corp.	314,896	6,061,748

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Intellon Corp.	12,930	$59,478
*Interactive Intelligence, Inc.	7,742	125,111
*InterDigital, Inc.	7,200	213,192
*Intermec, Inc.	27,900	380,556
*Internap Network Services Corp.	28,107	85,445
International Business Machines Corp.	43,707	5,154,367
*International Rectifier Corp.	35,690	591,026
*Internet Brands, Inc.	11,067	83,113
*Internet Capital Group, Inc.	7,300	54,531
Intersil Corp.	31,326	450,155
*Intevac, Inc.	10,256	118,047
*IntriCon Corp.	3,283	8,536
*Intuit, Inc.	18,374	545,708
*INX, Inc.	1,650	9,488
*iPass, Inc.	5,443	9,689
*IPG Photonics Corp.	16,900	181,337
*Isilon Systems, Inc.	21,043	109,634
*Iteris, Inc.	4,900	6,027
#*Itron, Inc.	14,700	766,899
*Ixia	33,193	250,275
*IXYS Corp.	20,163	155,860
#*j2 Global Communications, Inc.	11,900	285,481
Jabil Circuit, Inc.	121,565	1,113,535
Jack Henry & Associates, Inc.	17,840	383,025
*JDA Software Group, Inc.	15,098	311,170
*JDS Uniphase Corp.	91,178	534,303
#*Juniper Networks, Inc.	36,938	965,190
Keithley Instruments, Inc.	4,000	22,280
*Kenexa Corp.	9,883	120,573
*Key Tronic Corp.	808	1,414
*Keynote Systems, Inc.	3,800	38,228
#KLA-Tencor Corp.	33,180	1,057,778
*Knot, Inc. (The)	15,480	135,295
*Kopin Corp.	30,106	119,521
*Kulicke & Soffa Industries, Inc.	27,400	160,838
*KVH Industries, Inc.	5,027	40,870
#*L-1 Identity Solutions, Inc.	65,800	517,846
#*Lam Research Corp.	32,775	985,216
*LaserCard Corp.	3,918	30,169
*Lattice Semiconductor Corp.	5,243	11,587
*Lawson Software, Inc.	73,685	437,689
*LeCroy Corp.	4,246	16,857
Lender Processing Services, Inc.	950	32,471
*Lexmark International, Inc.	28,400	411,232
*Limelight Networks, Inc.	33,737	133,599
Linear Technology Corp.	15,431	414,631
*Lionbridge Technologies, Inc.	10,879	23,934
*Liquidity Services, Inc.	10,634	122,078
*Littlefuse, Inc.	11,700	273,780
*LoJack Corp.	7,884	32,167
*LookSmart, Ltd.	2,071	2,340
#*LoopNet, Inc.	12,800	102,400
*Loral Space & Communications, Inc.	6,881	144,019
#*LSI Corp.	151,590	785,236
#*Manhattan Associates, Inc.	11,370	210,345
*ManTech International Corp. Class A	4,300	229,190
Marchex, Inc. Class B	6,200	27,156
MasterCard, Inc. Class A	3,100	601,493
*Mattson Technology, Inc.	3,600	5,436
Maxim Integrated Products, Inc.	591	10,473
Maximus, Inc.	11,200	477,344

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Maxwell Technologies, Inc.	7,627	$107,998
#*McAfee, Inc.	10,800	481,464
*Measurement Specialties, Inc.	2,565	20,648
#*MEMC Electronic Materials, Inc.	31,238	550,414
*Mentor Graphics Corp.	48,345	335,514
*Mercury Computer Systems, Inc.	9,250	106,375
Mesa Laboratories, Inc.	800	17,600
*Metavante Technologies, Inc.	566	17,433
Methode Electronics, Inc.	13,877	105,188
Micrel, Inc.	27,668	216,364
#Microchip Technology, Inc.	12,525	337,298
#*Micron Technology, Inc.	172,934	1,105,048
#*Micros Systems, Inc.	30,000	821,700
*Microsemi Corp.	33,634	459,104
Microsoft Corp.	255,351	6,005,856
*MicroStrategy, Inc.	2,192	133,822
*Microtune, Inc.	20,391	42,005
#*Midway Games, Inc.	7,400	333
*Mindspeed Technologies, Inc.	2,500	6,750
*MIPS Technologies, Inc.	18,132	64,550
*MKS Instruments, Inc.	200	3,874
Mocon, Inc.	272	2,228
*ModusLink Global Solutions, Inc.	20,050	142,956
Molex, Inc.	28,500	506,160
Molex, Inc. Class A	26,116	434,570
#*Monolithic Power Systems, Inc.	3,584	79,529
*Monotype Imaging Holdings, Inc.	1,000	7,280
*MoSys, Inc.	4,600	7,452
Motorola, Inc.	314,028	2,248,440
*Move, Inc.	26,655	71,169
*MSC.Software Corp.	18,912	138,247
MTS Systems Corp.	9,407	220,970
*Multi-Fineline Electronix, Inc.	14,500	330,455
*Nanometrics, Inc.	3,257	12,083
National Instruments Corp.	16,500	416,130
#National Semiconductor Corp.	15,700	236,442
#*NCI, Inc.	1,434	45,443
*NCR Corp.	66,991	866,864
*NetApp, Inc.	13,000	291,980
*NETGEAR, Inc.	14,112	240,045
*NetLogic Microsystems, Inc.	8,468	336,518
*NetScout Systems, Inc.	20,229	201,279
#*NetSuite, Inc.	5,500	66,880
*Network Equipment Technologies, Inc.	15,350	87,495
*NeuStar, Inc.	10,755	243,923
*NextWave Wireless, Inc.	10,600	4,771
*NIC, Inc.	12,033	91,330
*Novatel Wireless, Inc.	14,000	132,720
*Novell, Inc.	203,700	932,946
#*Novellus Systems, Inc.	57,900	1,133,103
*Nu Horizons Electronics Corp.	6,934	27,389
#*Nuance Communications, Inc.	62,200	821,040
*NumereX Corp. Class A	608	3,347
#*Nvidia Corp.	125,600	1,624,008
O.I. Corp.	1,118	5,702
*Occam Networks, Inc.	4,954	19,519
*Oclaro, Inc.	9,400	5,546
#*Omniture, Inc.	30,446	416,501
*OmniVision Technologies, Inc.	21,000	277,830
*ON Semiconductor Corp.	43,803	319,762
*Online Resources Corp.	10,447	69,055

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Onvia, Inc.	2,875	$16,531
*Open Text Corp.	1,234	46,497
*Openwave Systems, Inc.	28,900	75,718
*Oplink Communications, Inc.	9,900	125,928
OPNET Technologies, Inc.	10,088	95,836
*Opnext, Inc.	6,974	14,157
*Optelecom-NKF, Inc.	306	1,132
*Optical Cable Corp.	1,689	5,827
Oracle Corp.	165,850	3,670,260
*Orbcomm, Inc.	6,400	14,336
*OSI Systems, Inc.	10,074	199,566
#*Palm, Inc.	24,166	380,131
*PAR Technology Corp.	5,190	28,649
*Parametric Technology Corp.	39,828	514,179
Park Electrochemical Corp.	8,848	206,778
*ParkerVision, Inc.	8,046	24,540
Paychex, Inc.	11,600	307,400
*PC Connection, Inc.	10,981	63,031
*PC Mall, Inc.	4,400	38,236
*PC-Tel, Inc.	10,151	67,910
*PDF Solutions, Inc.	5,885	13,536
Pegasystems, Inc.	14,639	414,284
*Perceptron, Inc.	1,900	7,790
*Perficient, Inc.	11,900	87,822
*Performance Technologies, Inc.	2,917	8,751
*Pericom Semiconductor Corp.	10,300	97,850
*Perot Systems Corp.	72,304	1,155,418
*Pervasive Software, Inc.	4,455	23,701
*Phoenix Technologies, Ltd.	5,100	16,881
*Photronics, Inc.	17,957	91,760
Plantronics, Inc.	29,300	693,531
*PLATO Learning, Inc.	3,200	13,856
*Plexus Corp.	16,500	423,885
*PLX Technology, Inc.	12,000	46,800
*PMC-Sierra, Inc.	84,400	772,260
#*Polycom, Inc.	43,600	1,035,500
#Power Integrations, Inc.	11,860	347,379
*Presstek, Inc.	6,927	11,776
*Progress Software Corp.	19,300	436,759
*PROS Holdings, Inc.	1,700	13,362
QAD, Inc.	10,801	40,612
*QLogic Corp.	19,100	249,255
QUALCOMM, Inc.	55,220	2,551,716
Qualstar Corp.	500	1,100
*Quest Software, Inc.	43,700	644,138
*QuickLogic Corp.	2,820	3,581
*Radiant Systems, Inc.	12,150	122,229
*RadiSys Corp.	12,264	97,131
*Rainmaker Systems, Inc.	5,112	8,205
#*Rambus, Inc.	12,400	209,932
*Ramtron International Corp.	3,787	4,507
*RealNetworks, Inc.	82,000	237,800
*Red Hat, Inc.	12,900	294,507
*Relm Wireless Corp.	700	1,113
Renaissance Learning, Inc.	7,112	69,200
*RF Micro Devices, Inc.	91,672	476,694
*RF Monolithics, Inc.	400	208
Richardson Electronics, Ltd.	4,908	18,258
*RightNow Technologies, Inc.	5,935	71,457
*Rimage Corp.	5,808	96,819
#*Riverbed Technology, Inc.	26,800	536,268

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Rofin-Sinar Technologies, Inc.	13,400	$290,914
*Rogers Corp.	9,528	237,724
*Rovi Corp.	62,195	1,627,021
*Rubicon Technology, Inc.	7,300	86,286
*Rudolph Technologies, Inc.	12,794	104,527
*S1 Corp.	41,070	291,186
*Saba Software, Inc.	8,300	31,623
*SAIC, Inc.	9,100	164,619
*Salary.com, Inc.	849	2,377
#*Salesforce.com, Inc.	4,955	214,750
*Sandisk Corp.	63,900	1,138,698
*Sapient Corp.	60,300	402,804
*SAVVIS, Inc.	23,662	343,336
*ScanSource, Inc.	11,500	328,095
*Scientific Learning Corp.	1,102	2,402
*SCM Microsystems, Inc.	826	1,817
*SeaChange International, Inc.	16,030	146,674
*Semitool, Inc.	11,702	69,276
*Semtech Corp.	28,965	532,956
*ShoreTel, Inc.	16,200	139,644
#*Sigma Designs, Inc.	10,500	169,785
*Silicon Graphics International Corp.	9,900	49,698
*Silicon Image, Inc.	27,644	67,728
#*Silicon Laboratories, Inc.	16,200	693,846
*Silicon Storage Technology, Inc.	20,731	38,974
*Skyworks Solutions, Inc.	94,195	1,137,876
*Smart Modular Technologies (WWH), Inc.	8,797	26,215
*Smith Micro Software, Inc.	18,086	206,723
*Soapstone Networks, Inc.	5,569	2,757
*Solera Holdings, Inc.	700	18,851
*Sonic Solutions, Inc.	22,099	80,219
*SonicWALL, Inc.	34,500	261,855
*Sonus Networks, Inc.	54,896	104,302
*Soundbite Communications, Inc.	300	960
*Sourcefire, Inc.	9,700	171,108
*Spark Networks, Inc.	3,744	9,210
*Spectrum Control, Inc.	4,848	47,850
*SPSS, Inc.	8,969	443,786
*SRA International, Inc.	20,300	399,910
*SRS Labs, Inc.	8,071	60,048
*Standard Microsystems Corp.	8,744	202,861
*StarTek, Inc.	6,300	59,535
#*STEC, Inc.	18,060	615,665
#*Stratasys, Inc.	9,100	143,598
#*SuccessFactors, Inc.	13,800	145,590
*Sun Microsystems, Inc.	300	2,751
*Super Micro Computer, Inc.	6,223	49,411
*Supertex, Inc.	6,800	156,740
*Support.com, Inc.	17,532	43,129
*Switch and Data Facilities Co.	6,900	95,841
#*Sybase, Inc.	16,490	590,342
*Sycamore Networks, Inc.	177,229	602,579
#*Symantec Corp.	137,903	2,058,892
*Symmetricom, Inc.	17,380	112,622
*Symyx Technologies, Inc.	13,440	93,139
#*Synaptics, Inc.	5,550	133,034
*Synchronoss Technologies, Inc.	14,900	177,012
*SYNNEX Corp.	15,000	426,300
*Synopsys, Inc.	39,400	787,212
#Syntel, Inc.	3,239	128,200
#*Take-Two Interactive Software, Inc.	28,519	271,501

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Taleo Corp. Class A	9,100	$159,250
*Tech Data Corp.	28,563	997,706
Technitrol, Inc.	17,800	129,228
*TechTarget, Inc.	600	3,360
*TechTeam Global, Inc.	3,264	21,183
*Techwell, Inc.	6,000	57,240
*Tekelec	33,100	608,709
*TeleCommunication Systems, Inc.	14,600	120,888
*TeleTech Holdings, Inc.	20,500	342,760
*Tellabs, Inc.	238,013	1,380,475
*Telular Corp.	5,320	13,938
*Teradata Corp.	22,000	540,540
#*Teradyne, Inc.	69,100	544,508
#*Terremark Worldwide, Inc.	21,186	131,989
*Tessco Technologies, Inc.	3,300	49,764
*Tessera Technologies, Inc.	26,327	739,525
Texas Instruments, Inc.	48,989	1,178,185
TheStreet.com, Inc.	5,225	10,868
*THQ, Inc.	28,810	193,315
#*TIBCO Software, Inc.	83,612	729,933
*Tier Technologies, Inc. Class B	5,470	40,478
*TiVo, Inc.	24,756	253,749
*TNS, Inc.	1,900	43,567
*Tollgrade Communications, Inc.	4,681	26,167
Total System Services, Inc.	4,604	67,587
*Transact Technologies, Inc.	1,200	6,576
*Travelzoo, Inc.	2,494	34,043
#*Trimble Navigation, Ltd.	32,700	775,317
*Triquint Semiconductor, Inc.	56,666	406,862
*TTM Technologies, Inc.	16,900	166,803
*Tyco Electronics, Ltd.	57,625	1,237,209
#*Tyler Technologies, Inc.	18,173	279,864
*Ultimate Software Group, Inc.	1,800	46,080
*Ultra Clean Holdings, Inc.	4,133	16,325
*Ultratech, Inc.	13,241	157,700
*Unica Corp.	5,072	31,751
United Online, Inc.	38,524	353,650
#*Universal Display Corp.	11,500	139,725
*UTStarcom, Inc.	11,144	19,056
*ValueClick, Inc.	29,400	338,100
#*Varian Semiconductor Equipment Associates, Inc.	10,100	323,604
*Veeco Instruments, Inc.	12,600	237,384
#*VeriFone Holdings, Inc.	28,600	257,686
#*VeriSign, Inc.	13,400	273,896
*Viasat, Inc.	13,595	367,065
*Vicon Industries, Inc.	916	5,954
*Video Display Corp.	3,247	10,131
*Virage Logic Corp.	6,668	33,273
*Virtusa Corp.	10,100	94,132
#*Visa, Inc.	13,202	864,203
*Vishay Intertechnology, Inc.	131,644	935,989
*Vocus, Inc.	3,500	58,870
*Volterra Semiconductor Corp.	7,200	119,448
Wayside Technology Group, Inc.	1,635	12,132
*Web.com Group, Inc.	11,150	68,461
#*WebMD Health Corp. Class A	2,076	69,359
*WebMediaBrands, Inc.	300	156
*Websense, Inc.	12,900	190,920
*Western Digital Corp.	45,020	1,361,855
Western Union Co.	23,769	415,482
*White Electronics Designs Corp.	7,630	34,869

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Wizzard Software Corp.	6,900	$3,381
*WPCS International, Inc.	500	1,455
*Wright Express Corp.	12,600	356,328
Xerox Corp.	250,943	2,055,223
Xilinx, Inc.	12,900	279,801
*X-Rite, Inc	11,034	19,420
*Yahoo!, Inc.	98,440	1,409,661
#*Zebra Technologies Corp. Class A	26,900	657,436
#*Zix Corp.	6,182	10,200
*Zoran Corp.	32,439	373,697
*Zygo Corp.	6,074	38,388

Total Information Technology		203,241,537

Materials — (3.8%)
A. Schulman, Inc.	9,519	202,850
A.M. Castle & Co.	7,900	83,345
*AEP Industries, Inc.	2,678	85,455
Air Products & Chemicals, Inc.	9,495	708,327
Airgas, Inc.	10,400	463,632
AK Steel Holding Corp.	23,075	453,885
#Albemarle Corp.	41,550	1,234,450
Alcoa, Inc.	64,770	761,695
#Allegheny Technologies, Inc.	19,560	529,685
AMCOL International Corp.	15,600	293,436
*American Pacific Corp.	1,938	15,698
American Vanguard Corp.	12,005	103,963
AptarGroup, Inc.	25,650	895,698
*Arabian American Development Co.	3,389	11,692
Arch Chemicals, Inc.	13,700	363,735
Ashland, Inc.	33,227	1,101,143
*Balchem Corp.	4,057	112,582
#Ball Corp.	14,200	686,712
Bemis Co., Inc.	32,000	842,240
*Brush Engineered Materials, Inc.	7,800	166,374
*Buckeye Technologies, Inc.	16,100	102,235
*Bway Holding Co.	7,200	114,480
Cabot Corp.	45,400	830,820
*Calgon Carbon Corp.	20,700	262,269
Carpenter Technology Corp.	15,200	284,088
Celanese Corp. Class A	2,000	51,400
*Century Aluminum Co.	2,400	20,112
CF Industries Holdings, Inc.	500	39,470
Cliffs Natural Resources, Inc.	20,658	565,823
#*Coeur d’Alene Mines Corp.	9,200	130,640
Commercial Metals Co.	31,920	527,957
#Compass Minerals International, Inc.	3,400	180,846
*Core Molding Technologies, Inc.	1,000	3,060
*Crown Holdings, Inc.	9,600	240,960
Cytec Industries, Inc.	15,900	399,090
Deltic Timber Corp.	3,596	161,712
Dow Chemical Co.	152,200	3,222,074
du Pont (E.I.) de Nemours & Co.	38,793	1,199,867
#Eagle Materials, Inc.	20,507	559,841
Eastman Chemical Co.	15,600	774,696
Ecolab, Inc.	6,800	282,268
*Ferro Corp.	9,200	45,724
#*Flotek Industries, Inc.	2,944	5,535
FMC Corp.	10,200	496,128
#Freeport-McMoRan Copper & Gold, Inc. Class B	7,848	473,234
Friedman Industries, Inc.	5,121	28,217
*General Moly, Inc.	23,694	67,054

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Gentek, Inc.	5,320	$126,244
*Graphic Packaging Holding Co.	78,513	167,233
#Greif, Inc. Class A	14,500	744,285
#Greif, Inc. Class B	5,117	242,341
H.B. Fuller Co.	22,710	457,834
Hawkins, Inc.	3,587	67,292
*Haynes International, Inc.	4,300	99,029
#*Headwaters, Inc.	22,300	68,461
*Hecla Mining Co.	43,600	137,340
*Horsehead Holding Corp.	16,500	176,385
*Huntsman Corp.	14,670	90,074
*ICO, Inc.	12,162	50,229
Innophos Holdings, Inc.	8,178	153,583
*Innospec, Inc.	8,500	101,490
International Flavors & Fragrances, Inc.	8,200	289,132
International Paper Co.	173,200	3,257,892
Kaiser Aluminum Corp.	8,400	277,704
*Kapstone Paper and Packaging Corp.	3,800	19,152
KMG Chemicals, Inc.	2,220	16,428
Koppers Holdings, Inc.	6,343	177,033
*Kronos Worldwide, Inc.	10,053	82,636
*Landec Corp.	11,412	72,124
*Louisiana-Pacific Corp.	46,080	194,458
*LSB Industries, Inc.	8,400	149,184
Lubrizol Corp.	18,900	1,094,877
Martin Marietta Materials, Inc.	2,794	240,480
*Material Sciences Corp.	228	317
MeadWestavco Corp.	98,891	1,927,386
Minerals Technologies, Inc.	8,300	360,801
*Mines Management, Inc.	4,049	7,167
Monsanto Co.	17,199	1,444,716
Mosaic Co. (The)	12,695	662,044
Myers Industries, Inc.	22,535	221,744
#Nalco Holding Co.	83,966	1,485,359
Neenah Paper, Inc.	5,100	49,980
NewMarket Corp.	6,400	484,160
Newmont Mining Corp.	26,543	1,097,553
NL Industries, Inc.	16,895	115,393
#Nucor Corp.	21,500	956,105
Olin Corp.	21,250	293,037
Olympic Steel, Inc.	2,100	53,571
*OM Group, Inc.	12,800	430,848
*OMNOVA Solutions, Inc.	17,071	95,768
#*Owens-Illinois, Inc.	400	13,576
P.H. Glatfelter Co.	25,885	267,910
Packaging Corp. of America	42,403	834,067
*Pactiv Corp.	36,500	919,070
*Penford Corp.	6,200	40,672
*PolyOne Corp.	42,600	182,754
PPG Industries, Inc.	37,200	2,046,000
Praxair, Inc.	11,741	917,911
Quaker Chemical Corp.	4,600	82,800
Reliance Steel & Aluminum Co.	7,140	240,689
Rock-Tenn Co. Class A	13,926	626,113
*Rockwood Holdings, Inc.	18,915	338,957
#Royal Gold, Inc.	8,900	365,612
RPM International, Inc.	64,800	1,034,208
*RTI International Metals, Inc.	6,300	111,888
Schnitzer Steel Industries, Inc. Class A	9,800	526,946
Schweitzer-Maudoit International, Inc.	7,466	244,138
Scotts Miracle-Gro Co. Class A (The)	11,100	433,455

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Sealed Air Corp.	37,320	$686,315
*Senomyx, Inc.	14,811	41,471
Sensient Technologies Corp.	27,300	687,687
#Sigma-Aldrich Corp.	7,800	395,850
Silgan Holdings, Inc.	5,300	266,378
*Smurfit-Stone Container Corp.	37,044	5,557
*Solitario Exploration & Royalty Corp.	1,000	2,000
*Solutia, Inc.	18,600	166,284
Sonoco Products Co.	34,100	902,968
Southern Copper Corp.	10,311	265,611
*Spartech Corp.	11,200	140,000
#Steel Dynamics, Inc.	11,318	185,162
Stepan Co.	4,529	202,809
*Stillwater Mining Co.	40,800	272,952
*Synalloy Corp.	4,403	38,306
Temple-Inland, Inc.	46,700	731,322
Terra Industries, Inc.	3,600	104,976
#Texas Industries, Inc.	8,197	372,963
#*Titanium Metals Corp.	77,813	651,295
*U.S. Concrete, Inc.	17,778	34,845
*U.S. Gold Corp.	37,100	109,816
*United States Lime & Minerals, Inc.	2,397	93,938
*United States Steel Corp.	13,167	523,388
*Universal Stainless & Alloy Products, Inc.	1,700	29,937
#Valhi, Inc.	4,500	59,085
Valspar Corp.	55,470	1,404,500
Vulcan Materials Co.	9,200	436,816
#*W.R. Grace & Co.	19,600	325,948
#Walter Energy, Inc.	1,550	76,508
*Wausau Paper Corp.	23,041	216,585
Westlake Chemical Corp.	44,498	1,112,005
Weyerhaeuser Co.	78,100	2,736,624
#Worthington Industries, Inc.	42,400	560,528
Zep, Inc.	2,000	32,160
*Zoltek Companies, Inc.	13,800	136,896

Total Materials		61,661,317

Telecommunication Services — (2.9%)
Alaska Communications Systems Group, Inc.	10,800	80,028
#*American Tower Corp.	14,055	479,135
*Arbinet Corp.	3,756	7,888
AT&T, Inc.	854,956	22,425,496
Atlantic Tele-Network, Inc.	7,898	331,163
#*Cbeyond, Inc.	7,500	105,150
*Centennial Communications Corp.	33,000	253,110
CenturyTel, Inc.	46,843	1,470,402
*Cincinnati Bell, Inc.	63,900	200,007
#*Cogent Communications Group, Inc.	17,200	142,588
#Consolidated Communications Holdings, Inc.	12,305	155,412
#*Crown Castle International Corp.	11,170	321,026
D&E Communications, Inc.	7,206	76,384
*FairPoint Communications, Inc.	58	34
Frontier Communications Corp.	84,000	588,000
*General Communications, Inc. Class A	30,061	205,918
*Global Crossing, Ltd.	10,537	114,537
Hickory Tech Corp.	7,368	62,407
*iBasis, Inc.	3,961	7,724
*IDT Corp. Class B	900	2,340
#Iowa Telecommunications Services, Inc.	11,100	136,086
*iPCS, Inc.	4,100	73,841
*LCC International, Inc. Class A	600	16

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*Leap Wireless International, Inc.	38,407	$919,848
#*MetroPCS Communications, Inc.	50,416	597,430
*Neutral Tandem, Inc.	2,800	86,800
*NII Holdings, Inc.	11,240	258,745
NTELOS Holdings Corp.	100	1,549
*PAETEC Holding Corp.	69,000	202,860
#*Premiere Global Services, Inc.	32,566	312,308
Qwest Communications International, Inc.	52,873	204,090
#*SBA Communications Corp.	17,210	449,009
*Shenandoah Telecommunications Co.	7,400	150,664
*Sprint Nextel Corp.	287,166	1,148,664
*SureWest Communications	7,920	101,455
*Syniverse Holdings, Inc.	27,700	485,581
Telephone & Data Systems, Inc.	21,600	555,984
Telephone & Data Systems, Inc. Special Shares	23,815	573,941
#*tw telecom, inc.	30,492	301,871
*United States Cellular Corp.	15,898	569,466
*USA Mobility, Inc.	12,649	170,761
Verizon Communications, Inc.	371,198	11,904,320
Warwick Valley Telephone Co.	775	8,943
Windstream Corp.	49,950	438,061
*Xeta Corp.	660	1,419

Total Telecommunication Services		46,682,461

Utilities — (2.4%)
#*AES Corp.	136,921	1,751,220
AGL Resources, Inc.	13,100	440,422
Allegheny Energy, Inc.	10,318	260,117
ALLETE, Inc.	6,900	220,662
Alliant Energy Corp.	9,000	235,440
#Ameren Corp.	19,700	500,971
American Electric Power Co., Inc.	17,900	554,184
American States Water Co.	4,800	174,480
Aqua America, Inc.	10,400	187,824
Artesian Resources Corp. Class A	1,303	23,050
#Atmos Energy Corp.	19,100	518,756
Avista Corp.	15,500	287,060
Black Hills Corp.	12,900	335,529
*Cadiz, Inc.	2,088	24,304
California Water Service Group	10,221	387,069
*Calpine Corp.	1,100	14,168
CenterPoint Energy, Inc.	12,800	154,240
Central Vermont Public Service Corp.	6,462	119,159
CH Energy Group, Inc.	8,000	395,920
Chesapeake Utilities Corp.	2,100	69,615
#Cleco Corp.	13,400	317,446
CMS Energy Corp.	43,600	564,184
Connecticut Water Services, Inc.	4,027	87,104
Consolidated Edison, Inc.	11,887	467,872
Constellation Energy Group	2,200	63,140
Delta Natural Gas Co., Inc.	863	20,790
#Dominion Resources, Inc.	26,579	898,370
DPL, Inc.	9,700	232,315
DTE Energy Co.	15,100	520,346
Duke Energy Corp.	52,703	815,843
*Dynegy, Inc.	83,800	168,438
Edison International	15,000	484,800
*El Paso Electric Co.	14,300	216,073
Empire District Electric Co.	11,300	207,468
Energen Corp.	900	37,188
Energy West, Inc.	861	7,164

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Entergy Corp.	8,180	$657,099
EQT Corp.	8,800	337,744
Exelon Corp.	26,819	1,364,014
FirstEnergy Corp.	13,677	563,492
Florida Public Utilities Co.	1,396	19,488
FPL Group, Inc.	18,600	1,054,062
Great Plains Energy, Inc.	25,379	404,288
Hawaiian Electric Industries, Inc.	16,600	296,642
IDACORP, Inc.	11,300	313,236
Integrys Energy Group, Inc.	10,721	362,155
#ITC Holdings Corp.	8,820	420,714
Laclede Group, Inc.	5,882	197,459
Maine & Maritimes Corp.	402	14,472
#MDU Resources Group, Inc.	13,900	279,807
MGE Energy, Inc.	6,680	239,612
Middlesex Water Co.	7,442	113,788
*Mirant Corp.	89,204	1,611,024
National Fuel Gas Co.	3,800	154,204
#New Jersey Resources Corp.	6,300	243,180
#Nicor, Inc.	10,400	378,976
NiSource, Inc.	18,200	234,416
Northeast Utilities, Inc.	14,500	333,645
Northwest Natural Gas Co.	5,400	241,056
NorthWestern Corp.	9,100	220,220
#*NRG Energy, Inc.	18,200	495,222
NSTAR	10,200	327,420
#NV Energy, Inc.	45,100	518,650
OGE Energy Corp.	18,300	550,830
Oneok, Inc.	8,100	268,110
#Ormat Technologies, Inc.	17,055	675,208
Pennichuck Corp.	2,277	52,257
Pepco Holdings, Inc.	18,200	261,716
PG&E Corp.	16,300	658,031
Piedmont Natural Gas Co.	12,200	300,364
Pinnacle West Capital Corp.	9,300	297,228
PNM Resources, Inc.	24,300	296,460
Portland General Electric Co.	15,600	296,868
#PPL Corp.	14,117	477,014
Progress Energy, Inc.	12,400	489,056
Public Service Enterprise Group, Inc.	76,351	2,477,590
Questar Corp.	41,000	1,355,870
*RRI Energy, Inc.	56,554	302,564
#SCANA Corp.	5,400	190,890
#Sempra Energy	10,780	565,195
SJW Corp.	9,346	209,537
South Jersey Industries, Inc.	5,225	192,698
Southern Co.	35,459	1,113,413
Southwest Gas Corp.	10,600	256,732
Southwest Water Co.	5,600	27,384
TECO Energy, Inc.	36,400	491,036
UGI Corp.	12,900	341,076
UIL Holdings Corp.	8,000	195,200
Unisource Energy Corp.	10,024	276,662
Unitil Corp.	3,406	70,300
Vectren Corp.	17,200	422,432
Westar Energy, Inc.	22,900	450,443
WGL Holdings, Inc.	11,000	364,320
Wisconsin Energy Corp.	9,000	386,730
Xcel Energy, Inc.	20,500	408,770

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#York Water Co.	1,280	$22,157

Total Utilities		37,902,957

TOTAL COMMON STOCKS		1,324,896,349

RIGHTS/WARRANTS — (0.0%)
—* Preferred Bank Rights 08/24/09	3,551	1,193

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,477,021	7,477,021

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@DFA Short Term Investment Fund LP	274,573,430	274,573,430
@Repurchase Agreement, Deutsche Bank 0.20% 08/03/09 (Collateralized by $2,874,396 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/34 to 10/01/38, valued at $2,747,135) to be repurchased at $2,667,165	$2,667	2,667,121
@Repurchase Agreement, UBS Securities LLC 0.19% 08/03/09 (Collateralized by $1,140,000 FNMA 6.000%, 02/01/39, valued at $1,063,232) to be repurchased at $1,028,595	1,029	1,028,579

TOTAL SECURITIES LENDING COLLATERAL		278,269,130

TOTAL INVESTMENTS — (100.0%) (Cost $1,633,818,461)##		$1,610,643,693

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$192,342,643	—	—	$192,342,643
Consumer Staples	92,579,623	—	—	92,579,623
Energy	125,891,612	—	—	125,891,612
Financials	242,609,456	$965	—	242,610,421
Health Care	144,556,038	21,990	—	144,578,028
Industrials	177,405,750	—	—	177,405,750
Information Technology	203,241,537	—	—	203,241,537
Materials	61,661,317	—	—	61,661,317
Telecommunication Services	46,682,461	—	—	46,682,461
Utilities	37,902,957	—	—	37,902,957
Rights/Warrants	—	1,193	—	1,193
Temporary Cash Investments	7,477,021	—	—	7,477,021
Securities Lending Collateral	—	278,269,130	—	278,269,130

TOTAL	$1,332,350,415	$278,293,278	—	$1,610,643,693

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (81.1%)
Consumer Discretionary — (14.9%)
*1-800-FLOWERS.COM, Inc.	45,694	$109,666
*4Kids Entertainment, Inc.	242,619	424,583
*99 Cents Only Stores	145,265	2,128,132
*A.C. Moore Arts & Crafts, Inc.	224,497	810,434
Aaron’s, Inc.	115,400	3,170,038
Aaron’s, Inc. Class A	15,475	340,450
*Acme Communications, Inc.	282,503	84,751
Acme United Corp.	7,700	65,065
*AFC Enterprises, Inc.	48,041	356,945
*Aldila, Inc.	71,403	243,484
*Alloy, Inc.	29,909	192,016
Ambassadors Group, Inc.	35,359	547,711
AMCON Distributing Co.	2,269	132,963
*American Apparel, Inc.	134,213	515,378
#*American Axle & Manufacturing Holdings, Inc.	183,034	402,675
*American Biltrite, Inc.	3,955	4,983
American Greetings Corp. Class A	50,900	802,693
#*American Public Education, Inc.	32,627	1,154,017
*America’s Car-Mart, Inc.	30,685	671,081
*Amerigon, Inc.	40,629	341,690
Ameristar Casinos, Inc.	109,037	2,037,902
*AnnTaylor Stores Corp.	105,375	1,271,876
Arbitron, Inc.	82,399	1,341,456
#*Arctic Cat, Inc.	43,481	267,843
*Ark Restaurants Corp.	12,317	156,919
#*ArvinMeritor, Inc.	194,200	1,406,008
*Asbury Automotive Group, Inc.	401,424	5,615,922
*Ascent Media Corp.	2,100	58,212
*Atrinsic, Inc.	132,564	137,867
*Audiovox Corp. Class A	242,735	1,915,179
*Bakers Footwear Group, Inc.	24,144	19,074
*Ballantyne Strong, Inc.	502	1,185
#*Bally Technologies, Inc.	81,876	2,964,730
#Barnes & Noble, Inc.	113,110	2,604,923
Barry (R.G.) Corp.	23,287	166,269
*Bassett Furniture Industries, Inc.	175,929	439,822
*Beasley Broadcast Group, Inc.	74,957	218,125
*Beazer Homes USA, Inc.	73,819	237,697
bebe stores, inc.	159,236	1,157,646
*Belo Corp.	38,160	90,821
Belo Corp. Class A	173,800	498,806
*Benihana, Inc.	4,351	37,462
Big 5 Sporting Goods Corp.	40,874	531,362
#*BJ’s Restaurants, Inc.	47,445	762,916
#*Blockbuster, Inc. Class A	1,489,439	1,087,290
*Blue Nile, Inc.	29,400	1,359,162
*Bluegreen Corp.	83,365	230,921
Blyth, Inc.	16,910	717,491
Bob Evans Farms, Inc.	96,838	2,810,239
#*Bon-Ton Stores, Inc.	129,659	453,806
Books-A-Million, Inc.	29,337	271,954
*Borders Group, Inc.	114,476	454,470
Bowl America, Inc. Class A	6,628	88,815
*Boyd Gaming Corp.	154,962	1,424,101
#Brinker International, Inc.	121,606	2,023,524
*Brink’s Home Security Holdings, Inc.	82,371	2,456,303
*Broadview Institute, Inc.	200	349

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Brookfield Homes Corp.	48,073	$270,651
Brown Shoe Company, Inc.	224,000	1,736,000
#*Brunswick Corp.	158,800	1,140,184
#Buckle, Inc.	124,650	3,856,671
#*Buffalo Wild Wings, Inc.	35,184	1,419,674
*Build-A-Bear-Workshop, Inc.	35,800	170,050
#*Cabela’s, Inc.	174,904	2,835,194
*Cache, Inc.	23,359	99,743
#*California Coastal Communities, Inc.	138,138	187,868
#*California Pizza Kitchen, Inc.	53,568	883,872
#Callaway Golf Co.	199,200	1,268,904
*Canterbury Park Holding Corp.	10,475	73,325
#*Capella Education Co.	29,967	1,928,676
*Caribou Coffee Co.	36,806	213,843
*Carmike Cinemas, Inc.	213,773	2,030,843
*Carriage Services, Inc.	165,706	608,141
*Carrols Restaurant Group, Inc.	86,324	584,413
*Carter’s, Inc.	101,394	2,873,506
#*Casual Male Retail Group, Inc.	29,100	61,983
#Cato Corp. Class A	72,850	1,448,986
*Cavalier Homes, Inc.	272,605	746,938
*Cavco Industries, Inc.	18,266	625,245
*CEC Entertainment, Inc.	86,216	2,514,921
*Centex Corp.	179,900	1,962,709
—*Championship Auto Racing Teams, Inc.	1,697	—
*Charles & Colvard, Ltd.	54,978	23,091
*Charlotte Russe Holding, Inc.	37,800	567,378
#*Charming Shoppes, Inc.	293,386	1,417,054
#*Cheesecake Factory, Inc.	107,600	2,084,212
#Cherokee, Inc.	20,166	409,370
#*Chico’s FAS, Inc.	230,510	2,643,950
#*Children’s Place Retail Stores, Inc. (The)	56,163	1,840,461
Christopher & Banks Corp.	68,171	539,914
*Chromcraft Revington, Inc.	22,839	18,956
*Churchill Downs, Inc.	39,193	1,469,737
Cinemark Holdings, Inc.	207,657	2,302,916
*Citi Trends, Inc.	34,743	1,014,496
CKE Restaurants, Inc.	105,300	931,905
*Coachmen Industries, Inc.	281,012	323,164
*Coast Distribution System, Inc.	48,630	97,260
#*Coinstar, Inc.	75,816	2,519,366
*Coldwater Creek, Inc.	173,526	1,273,681
#*Collective Brands, Inc.	115,344	1,836,276
*Collectors Universe, Inc.	60,699	248,259
#Columbia Sportswear Co.	66,931	2,370,027
*Comstock Homebuilding Companies, Inc.	4,766	1,096
*Concord Camera Corp.	113,476	342,698
#*Conn’s, Inc.	66,784	842,146
Cooper Tire & Rubber Co.	750,064	11,070,945
*Core-Mark Holding Co., Inc.	20,257	544,103
#*Corinthian Colleges, Inc.	156,574	2,417,503
#*Cosi, Inc.	4,600	2,208
*Cost Plus, Inc.	191,623	285,518
CPI Corp.	13,345	244,747
Cracker Barrel Old Country Store, Inc.	40,206	1,160,345
*Craftmade International, Inc.	15,198	44,378
#*Crocs, Inc.	150,842	515,880
*Crown Media Holdings, Inc.	54,717	111,075
CSS Industries, Inc.	28,400	658,880
*Culp, Inc.	34,401	226,703
*Cumulus Media, Inc. Class A	913,987	583,124

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Cybex International, Inc.	400	$400
*Daily Journal Corp.	200	9,204
*Dana Holding Corp.	3,723	13,068
#*Deckers Outdoor Corp.	35,900	2,427,199
*Decorator Industries, Inc.	19,872	11,724
*dELiA*s, Inc.	11,301	28,479
*Delta Apparel, Inc.	14,180	119,821
*Destination Maternity Corp.	12,600	287,532
Dillard’s, Inc. Class A	127,478	1,352,542
*DineEquity, Inc.	99,543	2,459,708
*Dixie Group, Inc.	114,811	360,507
*Dolan Media Co.	56,900	775,547
*Domino’s Pizza, Inc.	103,300	849,126
*Dorman Products, Inc.	44,600	730,102
Dover Downs Gaming & Entertainment, Inc.	43,715	239,121
Dover Motorsports, Inc.	58,912	82,477
#*Dress Barn, Inc. (The)	143,004	2,229,432
*Drew Industries, Inc.	44,400	852,036
*DSW, Inc.	29,400	396,606
*Duckwall-ALCO Stores, Inc.	4,953	84,597
*E.W. Scripps Co.	30,325	121,906
*EDCI Holdings, Inc.	20,657	117,745
#*Eddie Bauer Holdings, Inc.	10,000	650
Educational Development Corp.	9,904	47,886
*Einstein Noah Restaurant Group, Inc.	29,849	316,996
*ELXSI Corp.	1,800	2,475
*Emerson Radio Corp.	210,200	155,548
*Emmis Communications Corp. Class A	89,399	24,138
#*Empire Resorts, Inc.	40,593	78,344
*Entercom Communications Corp.	93,000	255,750
*Entravision Communications Corp.	181,517	105,280
*Escalade, Inc.	41,465	41,465
#Ethan Allen Interiors, Inc.	91,334	1,162,682
*Ever-Glory International Group, Inc.	1,680	3,175
*Exide Technologies	91,523	445,717
*Famous Dave’s of America, Inc.	16,764	109,469
*Federal Screw Works	1,562	3,124
*Federal-Mogul Corp.	80,226	1,133,593
*FGX International Holdings, Ltd.	30,976	409,193
Finish Line, Inc. Class A	613,086	5,333,848
*Fisher Communications, Inc.	14,040	259,880
*Flanigan’s Enterprises, Inc.	5,680	29,252
Flexsteel Industries, Inc.	15,256	124,031
*Footstar, Inc.	22,800	22,800
FortuNet, Inc.	11,330	13,369
#*Fossil, Inc.	112,540	2,964,304
*Franklin Electronic Publishers, Inc.	73,984	164,244
*Frederick’s of Hollywood Group, Inc.	1	1
Fred’s, Inc.	90,750	1,223,310
Frisch’s Restaurants, Inc.	20,692	574,203
*Fuel Systems Solutions, Inc.	43,201	1,083,481
*Full House Resorts, Inc.	3,849	9,430
*Furniture Brands International, Inc.	795,059	3,188,187
*Gaiam, Inc.	20,725	103,832
*GameTech International, Inc.	12,400	23,932
*Gaming Partners International Corp.	8,234	58,461
#*Gander Mountain Co.	273,148	1,608,842
*Gaylord Entertainment Co.	73,748	1,052,384
*Genesco, Inc.	66,700	1,448,724
#Gentex Corp.	181,564	2,718,013
*G-III Apparel Group, Ltd.	48,139	582,000

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Global Traffic Network, Inc.	6,725	$28,716
*Golfsmith International Holdings, Inc.	1,118	2,057
*Gray Television, Inc.	93,363	45,748
*Gray Television, Inc. Class A	27,139	21,711
*Great Wolf Resorts, Inc.	227,308	613,732
*Group 1 Automotive, Inc.	234,073	6,895,791
#*Gymboree Corp.	83,700	3,329,586
*Hallwood Group, Inc. (The)	856	10,443
*Hampshire Group, Ltd.	8,000	22,000
#*Hanesbrands, Inc.	170,500	3,392,950
*Harman International Industries, Inc.	117,900	2,909,772
*Harris Interactive, Inc.	1,025,110	440,695
Harte-Hanks, Inc.	139,845	1,513,123
*Hastings Entertainment, Inc.	44,803	204,302
#*Haverty Furniture Co., Inc.	43,700	469,338
*Haverty Furniture Co., Inc. Class A	1,600	17,200
*Hawk Corp.	21,800	310,650
*Hayes Lemmerz International, Inc.	784,303	33,333
*Heelys, Inc.	25,882	48,917
*Helen of Troy, Ltd.	54,312	1,181,286
*hhgregg, Inc.	62,245	1,142,196
#*Hibbett Sporting Goods, Inc.	84,355	1,552,976
Hillenbrand, Inc.	111,173	2,014,455
Hooker Furniture Corp.	24,488	336,220
*Hot Topic, Inc.	101,738	786,435
#*Hovnanian Enterprises, Inc. Class A	112,669	360,541
*HSN, Inc.	107,074	1,084,660
*Iconix Brand Group, Inc.	135,497	2,373,907
#*Image Entertainment, Inc.	69,502	59,772
*Infosonics Corp.	41,850	77,841
*Insignia Systems, Inc.	16,051	53,771
International Speedway Corp. Class A	47,396	1,211,916
*Interstate Hotels & Resorts, Inc.	416,075	374,467
*Interval Leisure Group, Inc.	107,078	1,129,673
#*iRobot Corp.	60,239	675,279
*Isle of Capri Casinos, Inc.	36,900	438,741
*J. Alexander’s Corp.	16,782	71,659
#*J. Crew Group, Inc.	87,568	2,465,915
#*Jack in the Box, Inc.	113,631	2,397,614
*Jackson Hewitt Tax Service, Inc.	48,817	295,343
*Jaclyn, Inc.	2,235	15,645
*JAKKS Pacific, Inc.	69,875	805,659
*Jarden Corp.	122,264	3,013,808
*Jo-Ann Stores, Inc.	90,254	2,102,918
*Johnson Outdoors, Inc.	13,358	87,361
Jones Apparel Group, Inc.	153,760	2,115,738
#*Jos. A. Bank Clothiers, Inc.	50,250	1,838,647
*Journal Communications, Inc. Class A	191,973	533,685
#*K12, Inc.	54,159	1,016,564
#KB HOME	158,514	2,645,599
*Kenneth Cole Productions, Inc. Class A	17,883	143,600
*Kirkland’s, Inc.	35,363	488,363
*Knology, Inc.	68,099	585,651
*Kona Grill, Inc.	864	3,119
Koss Corp.	11,352	154,387
*Krispy Kreme Doughnuts, Inc.	127,921	391,438
KSW, Inc.	19,682	56,487
*K-Swiss, Inc. Class A	47,748	517,588
LaCrosse Footwear, Inc.	16,211	174,268
*Lakeland Industries, Inc.	13,418	102,111
*Lakes Entertainment, Inc.	27,650	104,240

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Lamar Advertising Co.	8,400	$176,736
*Landry’s Restaurants, Inc.	58,000	519,680
*Lazare Kaplan International, Inc.	9,600	24,000
*La-Z-Boy, Inc.	243,204	1,646,491
*LeapFrog Enterprises, Inc.	70,836	201,883
*Lear Corp.	84,700	18,210
*Learning Tree International, Inc.	42,681	457,967
*Lee Enterprises, Inc.	557,531	786,119
#Lennar Corp. Class A	97,482	1,154,187
Lennar Corp. Class B	6,310	57,484
*Liberty Media Corp. Capital Class A	309,378	4,510,731
*Liberty Media Corp. Capital Class B	1,993	29,666
#*Life Time Fitness, Inc.	76,553	1,948,274
#*Lifetime Brands, Inc.	54,658	226,831
*LIN TV Corp.	458,362	898,390
#*Lincoln Educational Services Corp.	50,435	1,026,857
*Lithia Motors, Inc. Class A	162,170	1,944,418
*Live Nation, Inc.	180,626	1,054,856
#*Liz Claiborne, Inc.	180,703	571,021
*Lodgenet Entertainment Corp.	42,700	198,982
*Lodgian, Inc.	237,809	304,396
*Luby’s, Inc.	272,804	1,241,258
#*Lumber Liquidators, Inc.	50,961	836,780
*M/I Homes, Inc.	33,100	434,603
*Mac-Gray Corp.	25,646	315,189
*Maidenform Brands, Inc.	53,367	738,066
Marcus Corp. (The)	58,300	736,912
*Marine Products Corp.	101,173	569,604
#*MarineMax, Inc.	250,702	1,687,224
*Martha Stewart Living Omnimedia, Inc.	53,223	183,087
#Matthews International Corp. Class A	90,967	2,843,628
*MAXXAM, Inc.	63,522	558,994
*McCormick & Schmick’s Seafood Restaurants, Inc.	27,405	212,115
McRae Industries, Inc. Class A	2,500	25,625
#MDC Holdings, Inc.	2,033	71,643
*Meade Instruments Corp.	366,466	117,269
*Media General, Inc. Class A	555,071	2,581,080
*Mediacom Communications Corp.	94,896	454,552
*Medialink Worldwide, Inc.	20,206	3,839
Men’s Wearhouse, Inc. (The)	130,732	2,825,119
#Meredith Corp.	68,100	1,802,607
*Meritage Homes Corp.	59,349	1,270,069
*Midas, Inc.	33,391	329,569
*Modine Manufacturing Co.	379,070	2,899,885
*Monarch Casino & Resort, Inc.	28,992	262,957
#Monro Muffler Brake, Inc.	58,634	1,559,078
*Morgan’s Foods, Inc.	800	2,360
#*Morgans Hotel Group Co.	65,177	316,760
*Morton’s Restaurant Group, Inc.	63,710	231,904
*Movado Group, Inc.	53,700	766,836
*MTR Gaming Group, Inc.	35,077	129,083
*Multimedia Games, Inc.	252,818	1,420,837
*Nathan’s Famous, Inc.	18,305	237,965
#National CineMedia, Inc.	80,054	1,177,594
National Presto Industries, Inc.	12,419	997,991
*Nautilus Group, Inc.	231,922	493,994
*Navarre Corp.	59,110	109,353
*New Frontier Media, Inc.	3,200	6,720
*New York & Co., Inc.	113,300	407,880
#*New York Times Co. Class A (The)	171,810	1,352,145
*NexCen Brands, Inc.	126,248	23,987

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Nobel Learning Communities, Inc.	16,425	$195,129
*Nobility Homes, Inc.	13,683	118,016
#Nutri/System, Inc.	58,347	830,278
*O’Charleys, Inc.	79,544	826,462
*Office Depot, Inc.	521,900	2,374,645
#*OfficeMax, Inc.	167,838	1,562,572
*Orbitz Worldwide, Inc.	15,045	39,117
#*Orient-Express Hotels, Ltd.	130,900	1,158,465
#*Orleans Homebuilders, Inc.	167,606	553,100
*Outdoor Channel Holdings, Inc.	45,346	343,723
#*Overstock.com, Inc.	44,800	590,016
Oxford Industries, Inc.	245,668	3,368,108
*P & F Industries, Inc. Class A	9,766	16,016
#*P.F. Chang’s China Bistro, Inc.	65,836	2,232,499
*Pacific Sunwear of California, Inc.	120,986	401,674
*Palm Harbor Homes, Inc.	274,059	622,114
*Papa John’s International, Inc.	86,762	2,204,622
*Peet’s Coffee & Tea, Inc.	37,657	1,034,438
#*Penske Automotive Group, Inc.	163,631	3,383,889
Pep Boys - Manny, Moe & Jack (The)	417,856	4,149,310
*Perfumania Holdings, Inc.	2,175	5,242
*Perry Ellis International, Inc.	72,977	562,653
#*PetMed Express, Inc.	65,365	1,213,174
Phillips-Van Heusen Corp.	82,300	2,911,774
*Phoenix Footwear Group, Inc.	125,161	62,580
#*Pier 1 Imports, Inc.	732,893	1,656,338
*Pinnacle Entertainment, Inc.	120,400	1,207,612
*Playboy Enterprises, Inc. Class B	68,621	164,004
*Point.360	4,284	5,098
Polaris Industries, Inc.	75,800	2,870,546
*Pomeroy IT Solutions, Inc.	151,139	903,811
#Pool Corp.	82,101	1,939,226
#*Pre-Paid Legal Services, Inc.	39,650	1,933,730
PRIMEDIA, Inc.	40,282	92,649
#*Princeton Review, Inc.	101,356	549,350
*Q.E.P. Co., Inc.	10,314	32,077
#*Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	85,554
*Quiksilver, Inc.	119,721	257,400
*Radio One, Inc. Class D	1,226,141	416,888
#*RadioShack Corp.	73,894	1,146,096
#*Raser Technologies, Inc.	85,097	190,617
*RC2 Corp.	228,727	3,492,661
*RCN Corp.	219,920	1,601,018
*Reading International, Inc. Class A	23,403	102,739
*Reading International, Inc. Class B	2,710	21,084
*Red Lion Hotels Corp.	58,900	309,814
#*Red Robin Gourmet Burgers, Inc.	29,528	552,764
*Regent Communications, Inc.	646,603	142,253
Regis Corp.	147,679	2,017,295
#*Rent-A-Center, Inc.	125,445	2,604,238
*Rentrak Corp.	31,013	567,538
*Retail Ventures, Inc.	69,927	232,857
*Rex Stores Corp.	22,800	255,360
*Rick’s Cabaret International, Inc.	16,954	129,359
#*Riviera Holdings Corp.	10,000	4,600
*Rockford Corp.	25,270	4,928
#*Rocky Brands, Inc.	100,770	378,895
*Rubio’s Restaurants, Inc.	16,295	98,585
*Ruby Tuesday, Inc.	191,652	1,433,557
*Russ Berrie & Co., Inc.	208,708	1,093,630
*Ruth’s Hospitality Group, Inc.	45,974	180,218

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Ryland Group, Inc.	94,636	$1,889,881
*Saga Communications, Inc.	14,957	81,815
#*Saks, Inc.	274,361	1,404,728
*Salem Communications Corp.	141,441	121,639
#*Sally Beauty Holdings, Inc.	345,887	2,414,291
Scholastic Corp.	114,133	2,573,699
#*Scientific Games Corp.	59,959	1,080,461
*Sealy Corp.	246,800	626,872
Service Corp. International	406,120	2,566,678
*Shiloh Industries, Inc.	230,415	1,131,338
*Shoe Carnival, Inc.	31,379	392,237
*Shuffle Master, Inc.	111,513	802,894
*Shutterfly, Inc.	47,831	768,166
*Silverleaf Resorts, Inc.	13,823	18,937
#*Sinclair Broadcast Group, Inc. Class A	529,586	990,326
*Skechers U.S.A., Inc. Class A	57,000	788,310
Skyline Corp.	48,720	1,182,434
*Smith & Wesson Holding Corp.	100,178	607,079
*Sonesta International Hotels Corp. Class A	700	6,671
#*Sonic Automotive, Inc.	87,400	1,075,020
#*Sonic Corp.	115,413	1,273,005
#Sotheby’s Class A	127,272	1,917,989
*Spanish Broadcasting System, Inc.	469,252	89,158
Spartan Motors, Inc.	61,607	431,249
*Spectrum Group International, Inc.	80,070	208,182
Speedway Motorsports, Inc.	88,630	1,414,535
*Sport Chalet, Inc. Class A	28,974	44,910
*Sport Chalet, Inc. Class B	4,108	12,324
Sport Supply Group, Inc.	38,600	379,052
*Sport-Haley, Inc.	2,900	1,943
*Sports Club Co., Inc. (The)	19,000	13,300
Stage Stores, Inc.	797,066	9,947,384
*Stamps.com, Inc.	52,923	456,725
*Standard Motor Products, Inc.	170,696	1,906,674
*Standard Pacific Corp.	191,700	659,448
*Stanley Furniture, Inc.	19,624	215,864
*Star Buffet, Inc.	2,700	9,774
*Steak n Shake Co. (The)	393,468	4,021,243
*Stein Mart, Inc.	81,047	893,948
*Steiner Leisure, Ltd.	4,715	149,513
*Steinway Musical Instruments, Inc.	19,700	225,368
*Steven Madden, Ltd.	52,200	1,673,532
Stewart Enterprises, Inc.	247,399	1,209,781
*Stoneridge, Inc.	38,879	172,623
*Strattec Security Corp.	11,272	163,444
#Sturm Ruger & Co., Inc.	60,400	753,792
#Superior Industries International, Inc.	354,893	5,600,212
*Syms Corp.	31,527	221,320
#*Systemax, Inc.	103,968	1,354,703
#*Talbots, Inc.	111,971	560,975
*Tandy Brand Accessories, Inc.	14,300	34,320
*Tandy Leather Factory, Inc.	200	525
*Tarrant Apparel Group	43,535	35,919
*Tempur-Pedic International, Inc.	142,263	2,109,760
*Tenneco Automotive, Inc.	89,775	1,451,662
#*Texas Roadhouse, Inc.	122,648	1,365,072
Thor Industries, Inc.	105,291	2,517,508
#*Timberland Co. Class A	149,530	2,039,589
*Town Sports International Holdings, Inc.	78,479	264,474
#*Tractor Supply Co.	69,356	3,327,007
*Trans World Entertainment Corp.	482,936	540,888

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*True Religion Apparel, Inc.	63,307	$1,415,545
*TRW Automotive Holdings Corp.	168,796	2,840,837
*Tuesday Morning Corp.	107,105	496,967
Tupperware Corp.	118,300	4,030,481
*Tween Brands, Inc.	41,200	298,288
*U.S. Auto Parts Network, Inc.	11,820	52,126
*Ulta Salon, Cosmetics & Fragrance, Inc.	109,763	1,243,615
#*Under Armour, Inc. Class A	70,500	1,712,445
#*Unifi, Inc.	534,115	1,121,641
Unifirst Corp.	37,926	1,476,080
*Universal Electronics, Inc.	40,253	849,741
*Universal Technical Institute, Inc.	42,620	676,379
#*Vail Resorts, Inc.	69,200	1,979,812
*Valassis Communications, Inc.	86,594	986,306
Value Line, Inc.	25,549	812,203
*ValueVision Media, Inc. Class A	297,918	917,587
*VCG Holding Corp.	30,155	60,913
*Visteon Corp.	1,456,060	161,623
#*Volcom, Inc.	46,314	561,789
*Voyager Learning Co.	72,800	313,040
#WABCO Holdings, Inc.	121,600	2,311,616
#*Walking Co. Holdings, Inc. (The)	3,500	6,545
#*Warnaco Group, Inc.	133,817	4,861,572
*Warner Music Group Corp.	299,043	1,680,622
*Waxman Industries, Inc.	600	2,415
*Wells-Gardner Electronics Corp.	31,549	37,859
*West Marine, Inc.	149,009	1,324,690
*Wet Seal, Inc. Class A (The)	174,649	576,342
#Weyco Group, Inc.	42,870	1,019,449
*Williams Controls, Inc.	10,571	63,426
#Williams-Sonoma, Inc.	167,342	2,352,829
*Winmark Corp.	19,936	355,858
*Winnebago Industries, Inc.	52,330	550,512
*WisdomTree Investments, Inc.	4,500	6,480
#*WMS Industries, Inc.	143,494	5,188,743
#Wolverine World Wide, Inc.	146,900	3,540,290
#*Woodbridge Holdings Corp.	19,516	23,419
World Wrestling Entertainment, Inc.	63,500	833,755
*WPT Enterprises, Inc.	13,243	17,878
#*Xanadoo Co.	170	43,350
*Zale Corp.	7,500	44,400
#*Zumiez, Inc.	54,310	518,660

Total Consumer Discretionary		447,052,506

Consumer Staples — (3.5%)
Alico, Inc.	20,330	643,241
*Alliance One International, Inc.	517,710	2,143,319
#*American Italian Pasta Co.	50,159	1,578,002
Andersons, Inc. (The)	50,510	1,627,432
Arden Group, Inc. Class A	3,436	434,482
B&G Foods, Inc.	68,456	571,608
*Bare Escentuals, Inc.	174,666	1,547,541
*Boston Beer Co., Inc. Class A	26,900	839,011
*Bridgford Foods Corp.	3,351	29,757
*Cagle’s, Inc. Class A	13,112	66,478
*Calavo Growers, Inc.	41,933	851,240
#Cal-Maine Foods, Inc.	59,265	1,744,169
#Casey’s General Stores, Inc.	137,677	3,776,480
CCA Industries, Inc.	10,016	37,961
*Central European Distribution Corp.	89,065	2,557,056
*Central Garden & Pet Co.	399,374	4,896,325

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Central Garden & Pet Co. Class A	624,848	$7,054,534
#*Chattem, Inc.	54,784	3,433,313
*Chiquita Brands International, Inc.	130,396	1,597,351
Coca-Cola Bottling Co.	30,339	1,714,760
#*Coffee Holding Co., Inc.	10,300	37,183
*Craft Brewers Alliance, Inc.	13,697	25,887
*Darling International, Inc.	221,100	1,560,966
Diamond Foods, Inc.	37,486	1,057,105
#*Diedrich Coffee, Inc.	20,802	494,464
*Elizabeth Arden, Inc.	75,700	726,720
Farmer Brothers Co.	35,365	795,005
*Fresh Del Monte Produce, Inc.	71,600	1,532,956
*Glacier Water Services, Inc.	3,500	115,500
Golden Enterprises, Inc.	23,460	58,650
*Great Atlantic & Pacific Tea, Inc.	45,401	261,964
#*Green Mountain Coffee, Inc.	11,866	835,841
Griffin Land & Nurseries, Inc. Class A	17,574	538,819
#*Hain Celestial Group, Inc.	107,495	1,785,492
*HQ Sustainable Maritime Industries, Inc.	25,506	218,586
*IGI Labratories, Inc.	934	1,177
Imperial Sugar Co.	22,420	297,962
Ingles Market, Inc. Class A	34,159	570,797
Inter Parfums, Inc.	82,622	844,397
J & J Snack Foods Corp.	50,617	2,193,741
*Katy Industries, Inc.	11,399	19,948
#Lancaster Colony Corp.	86,132	3,922,451
#Lance, Inc.	84,474	2,140,571
#*Lifeway Foods, Inc.	53,714	700,431
Mannatech, Inc.	49,600	174,096
*Medifast, Inc.	27,938	417,673
*MGP Ingredients, Inc.	6,232	18,073
*Monterey Pasta Co.	14,200	21,726
Nash-Finch Co.	35,040	1,075,728
*National Beverage Corp.	126,279	1,347,397
*Natural Alternatives International, Inc.	20,009	129,158
#*Natural Health Trends Corp.	3,248	2,079
*Nature’s Sunshine Products, Inc.	35,884	179,420
*NBTY, Inc.	104,700	3,790,140
#Nu Skin Enterprises, Inc. Class A	180,500	3,250,805
*Nutraceutical International Corp.	23,897	297,518
Oil-Dri Corp. of America	20,765	327,049
*Omega Protein Corp.	39,323	151,787
*Orchids Paper Products Co.	6,700	153,095
*Overhill Farms, Inc.	30,014	171,680
*Pantry, Inc.	39,900	700,245
*Parlux Fragrances, Inc.	60,346	109,830
*PC Group, Inc.	33,567	20,140
*Physicians Formula Holdings, Inc.	27,145	43,975
*Pilgrim’s Pride Corp.	118,500	502,440
*Pizza Inn, Inc.	8,932	16,792
*Prestige Brands Holdings, Inc.	162,939	1,063,992
*PriceSmart, Inc.	79,468	1,296,123
*Reddy Ice Holdings, Inc.	26,980	72,846
Reliv’ International, Inc.	29,422	94,150
*Revlon, Inc.	74,730	452,864
Rocky Mountain Chocolate Factory, Inc.	8,084	65,561
#Ruddick Corp.	127,092	2,986,662
Sanderson Farms, Inc.	54,500	2,217,060
*Sanfilippo (John B.) & Son, Inc.	67,512	587,354
*Scheid Vineyards, Inc.	440	9,900
*Schiff Nutrition International, Inc.	42,663	241,899

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Seneca Foods Corp. Class A	4,600	$117,806
*Seneca Foods Corp. Class B	2,100	53,529
*Smart Balance, Inc.	106,513	652,925
Spartan Stores, Inc.	57,276	738,288
#*Star Scientific, Inc.	179,695	185,086
Stephan Co. (The)	3,400	8,330
*Susser Holdings Corp.	28,295	333,032
Tasty Baking Co.	124,752	900,709
*Tofutti Brands, Inc.	19,440	27,216
#Tootsie Roll Industries, Inc.	104,336	2,519,714
#*TreeHouse Foods, Inc.	76,276	2,475,156
#*United Natural Foods, Inc.	109,213	2,952,027
United-Guardian, Inc.	7,500	70,500
#Universal Corp.	69,300	2,638,251
#*USANA Health Services, Inc.	51,660	1,722,861
#Vector Group, Ltd.	166,282	2,470,951
Village Super Market, Inc.	29,118	848,207
WD-40 Co.	46,789	1,414,431
Weis Markets, Inc.	71,503	2,364,604
*Winn-Dixie Stores, Inc.	98,098	1,390,049
*Zapata Corp.	28,992	219,180

Total Consumer Staples		103,972,782

Energy — (3.8%)
*Abraxas Petroleum Corp.	118,900	114,144
*Adams Resources & Energy, Inc.	15,298	239,414
*Allis-Chalmers Energy, Inc.	317,387	729,990
#Alon USA Energy, Inc.	141,186	1,416,096
*Approach Resources, Inc.	14,987	105,059
*Arena Resources, Inc.	83,200	2,714,816
#*Atlas America, Inc.	132,293	2,660,412
#*ATP Oil & Gas Corp.	84,900	657,975
#*Atwood Oceanics, Inc.	17,551	506,171
*Barnwell Industries, Inc.	22,706	88,553
*Basic Energy Services, Inc.	52,900	357,075
Berry Petroleum Corp. Class A	114,400	2,713,568
*Bill Barrett Corp.	83,100	2,625,129
*Bolt Technology Corp.	25,100	283,630
*Boots & Coots, Inc.	190,500	245,745
*BPZ Resources, Inc.	169,537	1,220,666
*Brigham Exploration Co.	168,665	823,085
#*Bristow Group, Inc.	65,100	2,154,810
#*Bronco Drilling Co., Inc.	270,845	1,137,549
*Cal Dive International, Inc.	230,255	2,056,177
*Callon Petroleum Co.	45,262	76,040
#CARBO Ceramics, Inc.	66,655	2,778,847
*Carrizo Oil & Gas, Inc.	67,796	1,288,124
#*Cheniere Energy, Inc.	89,960	267,181
*Clayton Williams Energy, Inc.	31,976	616,497
*Clean Energy Fuels Corp.	111,053	1,026,130
*Complete Production Services, Inc.	108,500	896,210
*Contango Oil & Gas Co.	43,550	2,020,284
*CREDO Petroleum Corp.	15,056	190,609
*Crosstex Energy, Inc.	24,300	94,041
*CVR Energy, Inc.	157,943	1,348,833
*Dawson Geophysical Co.	19,100	580,831
Delek US Holdings, Inc.	101,100	861,372
*Delta Petroleum Corp.	77,615	149,021
*Double Eagle Petroleum Co.	9,393	38,793
*Dril-Quip, Inc.	116,400	4,922,556
#*Edge Petroleum Corp.	58,793	24,405

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Encore Acquisition Co.	32,050	$1,140,980
*ENGlobal Corp.	79,900	387,515
*Evolution Petroleum Corp.	33,810	101,430
*Exterran Holdings, Inc.	83,100	1,445,109
*FieldPoint Petroleum Corp.	6,543	12,039
#Foundation Coal Holdings, Inc.	80,233	2,882,772
#Frontier Oil Corp.	185,517	2,578,686
*FX Energy, Inc.	79,941	318,965
#General Maritime Corp.	104,084	867,020
*Geokinetics, Inc.	20,126	292,632
*Geomet, Inc.	151,509	187,871
*GeoResources, Inc.	27,131	284,062
*Global Industries, Ltd.	213,139	1,455,739
#*GMX Resources, Inc.	22,500	261,675
#*Goodrich Petroleum Corp.	78,900	2,023,785
#*Greenhunter Energy, Inc.	2,286	3,978
Gulf Island Fabrication, Inc.	37,151	538,690
*Gulfmark Offshore, Inc.	62,114	1,987,648
*Gulfport Energy Corp.	81,100	565,267
*Harvest Natural Resources, Inc.	107,300	694,231
*Helix Energy Solutions Group, Inc.	186,444	1,955,798
*Hercules Offshore, Inc.	25,700	121,818
*HKN, Inc.	57,493	139,133
#Holly Corp.	90,135	1,917,171
#*Hornbeck Offshore Services, Inc.	69,700	1,518,066
Houston American Energy Corp.	92,016	282,489
*International Coal Group, Inc.	240,800	746,480
#*ION Geophysical Corp.	224,300	603,367
*James River Coal Co.	49,697	922,873
*Key Energy Group, Inc.	218,066	1,513,378
#Lufkin Industries, Inc.	40,012	1,816,545
*Mariner Energy, Inc.	190,623	2,285,570
*Matrix Service Co.	79,194	802,235
*McMoran Exploration Co.	49,210	312,976
*Meridian Resource Corp.	1,816,929	599,587
*Mexco Energy Corp.	2,060	26,265
*Mitcham Industries, Inc.	23,283	103,842
*NATCO Group, Inc. Class A	46,400	1,673,184
*National Coal Corp.	61,920	59,443
*Natural Gas Services Group, Inc.	28,989	399,758
*Newpark Resources, Inc.	237,600	624,888
*Northern Oil & Gas, Inc.	64,839	427,289
*Oil States International, Inc.	94,200	2,554,704
*OMNI Energy Services Corp.	17,900	36,695
#Overseas Shipholding Group, Inc.	51,000	1,751,850
*OYO Geospace Corp.	11,326	270,465
Panhandle Royalty Co.	14,756	371,999
*Parallel Petroleum Corp.	63,800	127,600
*Parker Drilling Co.	217,300	1,003,926
#*Patriot Coal Corp.	161,800	1,354,266
Penn Virginia Corp.	54,500	1,046,945
*Petroleum Development Corp.	40,733	685,944
*PetroQuest Energy, Inc.	126,700	424,445
*PHI, Inc. Non-Voting	32,500	709,800
*PHI, Inc. Voting	600	12,507
*Pioneer Drilling Co.	81,709	357,885
#*Pyramid Oil Co.	8,897	46,353
*Rex Energy Corp.	64,629	382,604
*Rosetta Resources, Inc.	99,287	1,029,606
#*Royale Energy, Inc.	10,018	21,539
RPC, Inc.	277,500	2,281,050

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*SEACOR Holdings, Inc.	27,183	$2,160,505
Southern Union Co.	1	14
#St. Mary Land & Exploration Co.	94,854	2,264,165
#*Stone Energy Corp.	39,229	426,027
*Superior Energy Services, Inc.	125,099	2,075,392
*Superior Well Services, Inc.	24,011	156,792
*Swift Energy Corp.	79,800	1,572,060
#*Syntroleum Corp.	140,860	387,365
*T-3 Energy Services, Inc.	21,870	296,338
*Teton Energy Corp.	47,886	11,972
*TETRA Technologies, Inc.	142,944	1,102,098
*TGC Industries, Inc.	34,695	158,209
*Toreador Resources Corp.	21,496	147,678
#*Trico Marine Services, Inc.	102,266	449,970
*Tri-Valley Corp.	9,400	9,306
#*TXCO Resources, Inc.	3,000	825
*Union Drilling, Inc.	107,224	766,652
*Unit Corp.	74,600	2,364,074
#*Uranium Energy Corp.	88,625	237,515
#*USEC, Inc.	617,022	2,387,875
*VAALCO Energy, Inc.	157,200	696,396
*Venoco, Inc.	99,343	878,192
W&T Offshore, Inc.	61,102	653,180
*Warren Resources, Inc.	53,768	126,355
#*Western Refining, Inc.	116,035	755,388
*Westmoreland Coal Co.	12,735	100,479
*Willbros Group, Inc.	71,026	979,449
#World Fuel Services Corp.	64,830	2,843,444

Total Energy		115,389,985

Financials — (10.8%)
*1st Constitution Bancorp.	1,495	11,078
1st Source Corp.	56,624	934,862
21st Century Holding Co.	29,065	112,772
*Abigail Adams National Bancorp, Inc.	3,363	8,576
Abington Bancorp, Inc.	43,274	353,981
Access National Corp.	17,671	112,388
Advance America Cash Advance Centers, Inc.	117,051	646,122
*Advanta Corp. Class A	223,100	78,085
*Advanta Corp. Class B	10,191	3,363
*Affirmative Insurance Holdings, Inc.	82,687	322,479
Alliance Bancorp, Inc. of Pennsylvania	2,151	18,714
Alliance Financial Corp.	4,555	129,316
#*Amcore Financial, Inc.	161,406	146,879
Ameriana Bancorp.	2,912	10,920
#American Capital, Ltd.	281,669	1,016,825
*American Equity Investment Life Holding Co.	436,018	3,156,770
*American Independence Corp.	8,100	37,260
American National Bankshares, Inc.	12,642	290,640
American Physicians Capital, Inc.	30,314	1,348,670
American Physicians Services Group, Inc.	100	2,237
American River Bankshares	6,126	55,134
*American Safety Insurance Holdings, Ltd.	11,545	189,684
*American Spectrum Realty, Inc.	1,926	29,949
#*American West Bancorporation	187,441	73,102
#*AmeriCredit Corp.	184,245	2,890,804
Ameris Bancorp.	32,424	210,108
*Amerisafe, Inc.	43,429	722,224
*AmeriServe Financial, Inc.	299,665	527,410
AmTrust Financial Services, Inc.	112,709	1,377,304
*Anchor Bancorp Wisconsin, Inc.	2,800	3,808

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Argo Group International Holdings, Ltd.	54,668	$1,836,845
Arrow Financial Corp.	34,099	955,795
ASB Financial Corp.	900	11,250
*Asset Acceptance Capital Corp.	104,727	810,587
#Assured Guaranty, Ltd.	125,800	1,757,426
#ASTA Funding, Inc.	20,109	128,899
#Astoria Financial Corp.	110,501	1,072,965
*Atlantic American Corp.	21,640	16,565
*Atlantic Southern Financial Group, Inc.	2,100	8,841
Auburn National Bancorporation, Inc.	1,300	31,915
*Avatar Holdings, Inc.	31,009	665,143
*B of I Holding, Inc.	3,900	27,495
Baldwin & Lyons, Inc. Class A	900	19,800
Baldwin & Lyons, Inc. Class B	29,641	642,320
BancFirst Corp.	42,644	1,527,935
*Bancinsurance Corp.	5,600	20,720
Bancorp Rhode Island, Inc.	10,178	224,934
*Bancorp, Inc. (The)	24,093	173,229
#BancTrust Financial Group, Inc.	31,764	87,986
Bank Mutual Corp.	89,041	876,163
Bank of Commerce Holdings	4,200	19,614
*Bank of Florida Corp.	103,141	349,648
*Bank of Granite Corp.	2,373	5,339
#Bank of the Ozarks, Inc.	45,710	1,155,549
#*BankAtlantic Bancorp, Inc.	79,240	332,808
BankFinancial Corp.	66,954	713,060
#*BankUnited Financial Corp. Class A	98,675	9,374
#Banner Corp.	116,428	466,876
#Bar Harbor Bankshares	9,474	334,432
BCB Bancorp, Inc.	600	5,214
*BCSB Bancorp, Inc.	1,200	9,792
Beacon Federal Bancorp, Inc.	2,400	21,600
*Beneficial Mutual Bancorp, Inc.	147,693	1,318,898
*Berkshire Bancorp, Inc.	10,144	83,181
Berkshire Hills Bancorp, Inc.	24,569	561,647
Beverly National Corp.	500	10,500
*BFC Financial Corp.	57,988	20,296
BGC Partners, Inc. Class A	90,640	414,225
*BNCCORP, Inc.	3,900	22,484
#Boston Private Financial Holdings, Inc.	109,619	502,055
#*Bridge Bancorp, Inc.	900	25,569
*Broadpoint Gleacher Securities, Inc.	145,368	905,643
Brookline Bancorp, Inc.	165,293	1,925,663
Brooklyn Federal Bancorp, Inc.	7,400	92,278
Bryn Mawr Bank Corp.	36,170	662,996
C&F Financial Corp.	337	6,319
Cadence Financial Corp.	34,705	52,058
#Calamos Asset Management, Inc.	33,400	459,584
California First National Bancorp.	12,000	140,520
Camco Financial Corp.	9,661	20,288
Camden National Corp.	32,569	1,093,341
Capital Bank Corp.	2,560	13,645
#Capital City Bank Group, Inc.	43,890	700,484
Capital Properties, Inc.	1,300	10,075
—*Capital Properties, Inc. Class B	1,300	—
Capital Southwest Corp.	4,549	373,336
*Capitalsource, Inc.	129,461	600,699
#*Capitol Bancorp, Ltd.	30,070	132,308
Cardinal Financial Corp.	75,486	588,036
*Cardtronics, Inc.	13,839	58,262
Carver Bancorp, Inc.	600	3,600

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Cascade Financial Corp.	16,389	$27,697
#Cash America International, Inc.	81,090	2,167,536
#Cathay General Bancorp.	103,091	940,190
Center Bancorp, Inc.	32,555	293,321
*Center Financial Corp.	28,260	92,975
Centerstate Banks, Inc.	8,748	61,149
Central Bancorp, Inc.	2,887	23,096
*Central Pacific Financial Corp.	83,200	180,544
Central Virginia Bankshares, Inc.	317	1,268
Centrue Financial Corp.	2,305	12,678
Century Bancorp, Inc. Class A	3,684	79,538
CFS Bancorp, Inc.	189,187	739,721
Charter Financial Corp.	23,869	337,150
Chemical Financial Corp.	67,063	1,457,279
*Chicopee Bancorp, Inc.	7,929	103,553
#*CIT Group, Inc.	350,000	304,500
Citizens Community Bancorp, Inc.	1,095	6,373
*Citizens First Bancorp, Inc.	164,931	153,386
*Citizens First Corp.	400	1,960
Citizens Holding Co.	600	17,298
*Citizens Republic Bancorp, Inc.	199,449	113,686
Citizens South Banking Corp.	700	3,608
#*Citizens, Inc.	114,260	802,105
#City Holding Co.	47,630	1,534,639
CKX Lands, Inc.	3,925	46,197
Clifton Savings Bancorp, Inc.	44,685	482,151
*CNA Surety Corp.	116,631	1,833,439
#CNB Financial Corp.	10,646	188,434
CoBiz Financial, Inc.	41,974	189,303
Codorus Valley Bancorp, Inc.	767	5,116
#Cohen & Steers, Inc.	102,500	1,872,675
#*Colonial BancGroup, Inc. (The)	66,945	40,836
#Colony Bankcorp, Inc.	10,672	80,040
Columbia Banking System, Inc.	34,687	421,100
Comm Bancorp, Inc.	1,132	43,390
Commercial National Financial Corp.	3,500	61,705
Commonwealth Bankshares, Inc.	4,198	26,154
#*Community Bancorp.	53,537	36,405
Community Bank System, Inc.	80,094	1,452,104
*Community Capital Corp.	8,552	30,360
*Community Central Bank Corp.	1,764	2,646
Community Trust Bancorp, Inc.	41,448	1,125,313
*Community West Bancshares	6,650	17,024
Compass Diversified Holdings	45,208	406,872
#*CompuCredit Holdings Corp.	173,929	520,048
*Conseco, Inc.	67,760	210,734
Consolidated-Tokoma Land Co.	13,849	516,291
#*Cooperative Bankshares, Inc.	8,465	102
#*Corus Bankshares, Inc.	552,732	138,183
*Cowen Group, Inc.	51,372	378,098
*Cowlitz Bancorporation	1,870	3,478
*Crawford & Co. Class A	46,910	168,407
*Crawford & Co. Class B	29,920	145,112
*Credit Acceptance Corp.	17,378	460,343
*Crescent Financial Corp.	100	405
CVB Financial Corp.	220,368	1,661,575
Danvers Bancorp, Inc.	33,071	415,041
*Dearborn Bancorp, Inc.	69,961	111,938
Delphi Financial Group, Inc. Class A	88,175	2,101,210
*Diamond Hill Investment Group, Inc.	411	23,279
Dime Community Bancshares	99,903	1,202,832

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Dollar Financial Corp.	45,053	$707,332
Donegal Group, Inc. Class A	53,259	838,829
Donegal Group, Inc. Class B	5,380	77,042
#*Doral Financial Corp.	400	868
Duff & Phelps Corp.	43,407	786,969
#*E*TRADE Financial Corp.	477,338	716,007
East West Bancorp, Inc.	108,202	956,506
Eastern Insurance Holdings, Inc.	17,229	164,365
Eastern Virginia Bankshares, Inc.	500	4,370
ECB Bancorp, Inc.	1,130	18,351
*eHealth, Inc.	44,863	728,575
EMC Insurance Group, Inc.	39,961	966,657
Employers Holdings, Inc.	90,900	1,265,328
*Encore Bancshares, Inc.	6,400	51,712
*Encore Capital Group, Inc.	61,200	756,432
#*Enstar Group, Ltd.	25,572	1,530,484
Enterprise Bancorp, Inc.	6,822	98,851
Enterprise Financial Services Corp.	16,633	179,470
Epoch Holding Corp.	7,537	72,807
#ESB Financial Corp.	41,603	616,972
ESSA Bancorp, Inc.	29,435	396,489
Evans Bancorp, Inc.	3,011	41,040
Evercore Partners, Inc. Class A	23,302	458,350
*EZCORP, Inc. Class A	27,800	351,670
#F.N.B. Corp.	236,709	1,836,862
Farmers Capital Bank Corp.	7,804	160,918
FBL Financial Group, Inc. Class A	76,370	749,190
*FCStone Group, Inc.	17,300	96,707
Federal Agriculture Mortgage Corp. Class A	2,089	8,356
Federal Agriculture Mortgage Corp. Class C	59,597	368,309
Fidelity Bancorp, Inc.	1,096	7,431
*Fidelity Southern Corp.	10,355	25,886
#Financial Federal Corp.	82,500	1,673,100
Financial Institutions, Inc.	19,803	292,292
*First Acceptance Corp.	13,967	36,594
First Advantage Bancorp.	1,500	14,400
First Bancorp (318672102)	125,172	388,033
First Bancorp (318910106)	41,331	752,638
First Bancorp, Inc.	20,955	410,089
*First Bancshares, Inc.	1,345	12,246
*First Bancshares, Inc. (The)	600	4,248
*First Bank of Delaware	6,667	7,534
#First Busey Corp.	120,586	753,663
First Business Financial Services, Inc.	1,200	11,586
*First California Financial Group, Inc.	1,970	11,170
*First Cash Financial Services, Inc.	93,362	1,755,206
First Citizens BancShares, Inc.	4,847	688,419
#First Commonwealth Financial Corp.	203,272	1,355,824
First Community Bancshares, Inc.	31,287	425,503
First Defiance Financial Corp.	40,311	613,937
First Federal Bancshares of Arkansas, Inc.	10,039	37,395
*First Federal Bankshares, Inc.	4,862	8,800
*First Federal of Northern Michigan Bancorp, Inc.	34,974	69,074
First Financial Bancorp.	106,548	920,575
#First Financial Bankshares, Inc.	56,606	2,981,438
First Financial Corp.	34,887	1,133,479
First Financial Holdings, Inc.	33,684	482,355
First Financial Northwest, Inc.	36,628	284,233
First Financial Service Corp.	5,202	88,382
*First Franklin Corp.	700	4,116
*First Investors Financial Services Group, Inc.	5,300	18,550

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Keystone Financial, Inc.	2,200	$19,800
First M&F Corp.	8,514	37,291
*First Marblehead Corp.	2,200	4,026
#*First Mariner Bancorp, Inc.	22,501	30,376
First Merchants Corp.	51,254	405,419
First Mercury Financial Corp.	33,157	479,119
First Midwest Bancorp, Inc.	93,056	777,948
First Niagara Financial Group, Inc.	200,379	2,634,984
First Place Financial Corp.	161,201	446,527
#*First Regional Bancorp.	2,300	2,208
First Security Group, Inc.	13,734	52,876
First South Bancorp, Inc.	14,088	181,735
*First State Bancorporation	168,501	171,871
*First State Financial Corp.	4,000	1,480
First United Corp.	8,919	102,568
Firstbank Corp.	9,682	68,017
*FirstCity Financial Corp.	35,658	197,189
#FirstMerit Corp.	91,083	1,701,430
*Flagstar Bancorp, Inc.	1,113,020	1,001,718
Flagstone Reinsurance Holdings, Ltd.	80,200	810,020
Flushing Financial Corp.	58,494	620,621
FNB United Corp.	30,609	57,239
*Forest City Enterprises, Inc. Class A	174,658	1,247,058
*Forest City Enterprises, Inc. Class B	200	1,424
#*Forestar Group, Inc.	15,426	200,847
*Fox Chase Bancorp, Inc.	10,153	100,210
*FPIC Insurance Group, Inc.	24,346	836,285
#*Franklin Credit Holding Corp.	3,100	2,573
#*Frontier Financial Corp.	10,200	9,180
Fulton Financial Corp.	141,766	958,338
*GAINSCO, Inc.	220	2,838
GAMCO Investors, Inc.	20,800	949,520
German American Bancorp, Inc.	24,361	438,254
GFI Group, Inc.	224,077	1,445,297
#Glacier Bancorp, Inc.	146,098	2,274,746
Gouverneur Bancorp, Inc.	1,695	12,119
#Great Southern Bancorp, Inc.	25,416	533,736
#*Greene Bancshares, Inc.	69,017	410,651
*Greenlight Capital Re, Ltd. Class A	56,459	1,034,893
GS Financial Corp.	1,313	19,990
*Guaranty Bancorp.	197,206	352,999
*Guaranty Federal Bancshares, Inc.	2,800	18,802
*Hallmark Financial Services, Inc.	49,864	327,108
Hampden Bancorp, Inc.	2,517	26,806
#Hampton Roads Bankshares, Inc.	27,277	140,477
#Hancock Holding Co.	75,729	3,058,694
*Hanmi Financial Corp.	5,300	9,328
Harleysville Group, Inc.	86,535	2,684,316
Harleysville National Corp.	106,238	582,184
Harleysville Savings Financial Corp.	1,173	17,548
*Harrington West Financial Group, Inc.	19,645	21,610
*Harris & Harris Group, Inc.	74,491	482,702
Hawthorn Bancshares, Inc.	624	6,368
#Heartland Financial USA, Inc.	26,837	451,935
*Heritage Commerce Corp.	30,876	125,665
*Heritage Financial Corp.	22,130	284,370
Heritage Financial Group	200	1,874
HF Financial Corp.	7,650	91,035
*HFF, Inc.	20,081	92,975
*Hilltop Holdings, Inc.	101,642	1,219,704
Hingham Institution for Savings	4,009	135,705

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*HMN Financial, Inc.	32,610	$132,070
Home Bancshares, Inc.	37,481	815,587
Home Federal Bancorp, Inc.	30,877	351,689
HopFed Bancorp, Inc.	2,292	26,175
Horace Mann Educators Corp.	372,660	4,229,691
Horizon Bancorp.	1,800	29,214
#*Horizon Financial Corp.	41,963	52,454
#Huntington Bancshares, Inc.	17,300	70,757
IBERIABANK Corp.	31,957	1,496,866
#*Imperial Capital Bancorp, Inc.	80,645	22,581
*Independence Holding Co.	71,080	472,682
#Independent Bank Corp. (453836108)	42,468	905,842
#Independent Bank Corp. (453838104)	167,557	293,225
Indiana Community Bancorp.	5,433	56,232
Infinity Property & Casualty Corp.	50,946	2,116,297
Integra Bank Corp.	232,897	363,319
*Intergroup Corp. (The)	1,960	20,913
*International Assets Holding Corp.	16,280	289,784
#International Bancshares Corp.	127,556	1,681,188
*Intervest Bancshares Corp.	200	638
*Investment Technology Group, Inc.	106,800	2,386,980
*Investors Bancorp, Inc.	215,192	2,128,249
*Investors Capital Holdings, Ltd.	100	300
Investors Title Co.	4,554	141,720
*Irwin Financial Corp.	556,710	356,294
*Jacksonville Bancorp, Inc.	1,176	12,642
JMP Group, Inc.	39,137	347,145
#Jones Lang LaSalle, Inc.	76,459	2,902,384
#*KBW, Inc.	77,004	2,247,747
Kearny Financial Corp.	132,094	1,491,341
*Kennedy-Wilson, Inc.	8,400	291,900
Kentucky First Federal Bancorp.	9,845	136,747
K-Fed Bancorp.	22,420	210,075
*LaBranche & Co., Inc.	454,613	1,722,983
Lakeland Bancorp, Inc.	47,988	433,812
Lakeland Financial Corp.	32,576	637,838
Landmark Bancorp, Inc.	3,487	54,920
Legacy Bancorp, Inc.	15,822	210,591
#Life Partners Holdings, Inc.	31,441	678,497
LNB Bancorp, Inc.	18,947	143,239
#*Louisiana Bancorp, Inc.	1,200	16,200
LSB Corp.	7,262	78,357
*Macatawa Bank Corp.	14,143	39,035
*Magyar Bancorp, Inc.	1,800	7,200
MainSource Financial Group, Inc.	47,077	315,887
Malvern Federal Bancorp, Inc.	2,292	22,164
*Market Leader, Inc.	17,987	34,535
*MarketAxess Holdings, Inc.	60,242	630,131
*Marlin Business Services, Inc.	4,242	28,591
*Maui Land & Pineapple Co., Inc.	19,828	144,744
Max Capital Group, Ltd.	16,200	323,514
*Maxco, Inc.	3,000	11,910
Mayflower Bancorp, Inc.	2,666	19,968
*Mays (J.W.), Inc.	200	3,004
MB Financial, Inc.	97,393	1,339,154
#*MBIA, Inc.	394,180	1,651,614
MBT Financial Corp.	2,500	5,275
*MCG Capital Corp.	169,534	581,502
Meadowbrook Insurance Group, Inc.	193,699	1,532,159
Medallion Financial Corp.	62,000	486,700
#*Mercantile Bancorp, Inc.	1,227	5,399

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Mercantile Bank Corp.	2,105	$8,294
Mercer Insurance Group, Inc.	45,876	837,237
Merchants Bancshares, Inc.	20,423	506,286
*Meridian Interstate Bancorp, Inc.	22,557	207,976
Meta Financial Group, Inc.	6,802	151,140
*Metro BanCorp, Inc.	25,268	459,625
MetroCorp Bancshares, Inc.	17,501	67,904
*MF Global, Ltd.	222,252	1,417,968
#*MGIC Investment Corp.	236,900	1,563,540
MicroFinancial, Inc.	23,300	78,288
Mid Penn Bancorp, Inc.	1,910	29,892
MidSouth Bancorp, Inc.	6,460	108,528
#*Midwest Banc Holdings, Inc.	161,779	90,596
MidWestOne Financial Group, Inc.	281	2,248
Monroe Bancorp.	2,548	18,919
Montpelier Re Holdings, Ltd.	138,364	2,169,548
MSB Financial Corp.	500	4,562
MutualFirst Financial, Inc.	8,104	62,968
*Nara Bancorp, Inc.	41,878	247,080
*National Financial Partners Corp.	75,635	567,262
National Interstate Corp.	32,514	585,902
#National Penn Bancshares, Inc.	219,897	1,095,087
*National Western Life Insurance Co. Class A	3,000	399,360
Naugatuck Valley Financial Corp.	1,600	9,200
*Navidec Financial, Inc.	247	136
*Navigators Group, Inc.	45,584	2,247,747
#NBT Bancorp, Inc.	90,399	2,073,753
*Nelnet, Inc. Class A	64,170	916,989
*Neostem, Inc.	200	350
*New Century Bancorp, Inc.	2,400	14,916
New England Bancshares, Inc.	1,999	12,274
New Hampshire Thrift Bancshares, Inc.	7,901	79,089
New Westfield Financial, Inc.	56,169	545,963
NewAlliance Bancshares, Inc.	256,304	3,139,724
*NewBridge Bancorp.	3,906	7,773
*Newport Bancorp, Inc.	3,657	43,591
*NewStar Financial, Inc.	38,084	102,446
*Nexity Financial Corp.	5,500	990
North Central Bancshares, Inc.	1,700	24,140
*North Valley Bancorp.	500	2,188
Northeast Bancorp.	900	8,226
Northeast Community Bancorp, Inc.	12,079	92,284
Northfield Bancorp, Inc.	81,624	977,039
Northrim Bancorp, Inc.	8,771	128,934
*Northway Financial, Inc.	5,151	41,852
Northwest Bancorp, Inc.	136,205	2,790,840
Norwood Financial Corp.	1,400	45,304
NYMAGIC, Inc.	11,100	191,919
Ocean Shore Holding Co.	2,655	18,997
OceanFirst Financial Corp.	33,280	405,018
*Ocwen Financial Corp.	166,518	2,372,882
Ohio Valley Banc Corp.	3,377	99,486
#Old National Bancorp.	183,700	2,075,810
#Old Second Bancorp, Inc.	29,273	148,121
OneBeacon Insurance Group, Ltd.	44,311	500,714
#optionsXpress Holding, Inc.	109,931	1,986,453
Oriental Financial Group, Inc.	46,070	650,048
*Oritani Financial Corp.	69,979	955,913
Osage Bancshares, Inc.	2,300	20,125
#*PAB Bankshares, Inc.	513	2,142
Pacific Capital Bancorp.	131,069	277,866

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Pacific Continental Corp.	28,353	$301,392
*Pacific Mercantile Bancorp.	800	2,600
*Pacific Premier Bancorp, Inc.	7,017	30,524
*Pacific State Bancorp.	4,100	4,018
#PacWest Bancorp.	81,197	1,305,648
Pamrapo Bancorp, Inc.	10,711	93,721
*Park Bancorp, Inc.	1,650	12,309
#Park National Corp.	26,123	1,665,341
Parkvale Financial Corp.	8,563	74,498
Patriot National Bancorp.	3,100	9,300
#Peapack-Gladstone Financial Corp.	32,758	623,055
*Penn Treaty American Corp.	60,600	13,332
#Penns Woods Bancorp, Inc.	8,997	304,369
#*Penson Worldwide, Inc.	48,077	561,059
Peoples Bancorp.	555	6,918
Peoples Bancorp of North Carolina	3,281	21,326
Peoples Bancorp, Inc.	28,018	513,010
—*Peoples Community Bancorp.	2,515	1,534
#*PHH Corp.	765,791	14,036,949
*Phoenix Companies, Inc. (The)	244,500	537,900
*PICO Holdings, Inc.	61,310	1,859,532
Pinnacle Bancshares, Inc.	35	325
*Pinnacle Financial Partners, Inc.	40,035	624,546
*Piper Jaffray Companies, Inc.	41,900	1,921,534
*PMA Capital Corp. Class A	122,454	710,233
*PMI Group, Inc.	62,600	143,980
Porter Bancorp, Inc.	8,004	134,307
#*Portfolio Recovery Associates, Inc.	43,205	1,993,911
*Preferred Bank	7,900	30,336
Premier Financial Bancorp, Inc.	5,800	34,684
Presidential Life Corp.	64,118	573,215
Princeton National Bancorp, Inc.	4,526	74,679
#PrivateBancorp, Inc.	86,087	2,137,540
*ProAssurance Corp.	2,784	141,372
#Prosperity Bancshares, Inc.	112,211	3,760,191
Protective Life Corp.	149,693	2,237,910
Providence Community Bancshares, Inc.	400	1,308
Provident Financial Holdings, Inc.	19,558	148,641
Provident Financial Services, Inc.	176,053	2,084,468
Provident New York Bancorp.	115,447	1,119,836
#Prudential Bancorp, Inc. of Pennsylvania	7,400	88,430
Pulaski Financial Corp.	15,498	119,955
QC Holdings, Inc.	72,235	384,290
Radian Group, Inc.	142,085	473,143
*Rainier Pacific Financial Group, Inc.	104,438	114,882
Renasant Corp.	39,160	583,092
Republic Bancorp, Inc. Class A	78,503	1,892,707
*Republic First Bancorp, Inc.	16,435	116,195
#Resource America, Inc.	51,153	307,430
*Rewards Network , Inc.	28,623	386,124
#*Riskmetrics Group, Inc.	117,095	2,135,813
*Riverview Bancorp, Inc.	39,415	134,405
RLI Corp.	64,700	3,209,767
Rockville Financial, Inc.	36,353	452,231
Roma Financial Corp.	58,705	756,120
Rome Bancorp, Inc.	17,600	154,176
*Royal Bancshares of Pennsylvania, Inc. Class A	8,295	16,922
Rurban Financial Corp.	790	5,664
#S&T Bancorp, Inc.	70,971	973,012
#S.Y. Bancorp, Inc.	38,029	934,753
*Safeguard Scientifics, Inc.	223,982	405,407

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Safety Insurance Group, Inc.	31,489	$1,015,835
Salisbury Bancorp, Inc.	2,347	62,196
Sanders Morris Harris Group, Inc.	22,826	133,076
Sandy Spring Bancorp, Inc.	30,380	492,156
Savannah Bancorp, Inc. (The)	1,200	8,952
SCBT Financial Corp.	18,413	473,030
*Seabright Insurance Holdings	46,500	451,980
#Seacoast Banking Corp. of Florida	47,061	101,652
—#*Security Bank Corp.	115,708	27,770
Selective Insurance Group, Inc.	162,995	2,435,145
Shore Bancshares, Inc.	10,729	209,645
#Sierra Bancorp.	26,407	366,265
#*Signature Bank	77,077	2,272,230
#Simmons First National Corp. Class A	38,438	1,152,371
Smithtown Bancorp, Inc.	29,466	340,627
#South Financial Group, Inc.	130,600	210,266
South Street Financial Corp.	400	1,340
*Southcoast Financial Corp.	9	47
*Southern Banc Co., Inc.	200	1,800
*Southern Community Financial Corp.	60,508	180,314
*Southern Connecticut Bancorp, Inc.	3,600	19,620
*Southern First Bancshares, Inc.	1,780	13,937
Southern Missouri Bancorp, Inc.	400	4,524
Southside Bancshares, Inc.	32,210	729,234
Southwest Bancorp, Inc.	40,876	411,621
*Southwest Georgia Financial Corp.	1,753	11,833
*Specialty Underwriters’ Alliance, Inc.	2,986	19,797
*StanCorp Financial Group, Inc.	68,500	2,357,770
State Auto Financial Corp.	108,712	1,879,630
State Bancorp, Inc.	34,660	305,701
StellarOne Corp.	42,163	621,483
Sterling Bancorp.	50,343	406,268
Sterling Bancshares, Inc.	190,482	1,537,190
*Sterling Financial Corp.	84,153	234,787
*Stewart Information Services Corp.	80,574	1,109,504
*Stifel Financial Corp.	60,236	3,007,583
*Stratus Properties, Inc.	27,690	148,972
Student Loan Corp.	28,203	1,267,725
Suffolk Bancorp.	27,732	818,094
*Sun American Bancorp.	3,688	1,070
*Sun Bancorp, Inc.	285,187	1,274,786
*Superior Bancorp.	2,002	5,546
Susquehanna Bancshares, Inc.	162,328	853,845
*Sussex Bancorp.	7,918	29,693
#*SVB Financial Group	86,286	3,041,582
SWS Group, Inc.	74,107	1,019,712
*Taylor Capital Group, Inc.	36,600	249,612
*Team Financial, Inc.	2,751	28
Teche Holding Co.	6,122	209,678
*Tejon Ranch Co.	43,200	1,142,208
—#Teton Advisors, Inc.	311	—
*Texas Capital Bancshares, Inc.	66,512	1,104,764
TF Financial Corp.	5,630	98,806
Thomas Properties Group, Inc.	27,775	38,330
*Thomas Weisel Partners Group, Inc.	104,787	445,345
#*TIB Financial Corp.	3,235	6,761
*Tidelands Bancshares, Inc.	14,636	49,762
*TierOne Corp.	90,019	207,944
Timberland Bancorp, Inc.	82,269	426,153
#Tompkins Financial Corp.	21,340	949,203
*Tower Financial Corp.	2,600	12,766

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Tower Group, Inc.	74,356	$1,856,669
#TowneBank	40,129	532,111
*Tradestation Group, Inc.	89,087	667,262
*Tree.com, Inc.	19,295	192,564
*Trenwick Group, Ltd.	11,975	108
#*Triad Guaranty, Inc.	25,902	22,276
#TriCo Bancshares	41,500	690,145
#TrustCo Bank Corp.	189,902	1,194,484
#Trustmark Corp.	109,053	2,170,155
#UCBH Holdings, Inc.	172,565	208,804
Umpqua Holdings Corp.	145,502	1,411,369
Unico American Corp.	12,100	101,216
Union Bankshares Corp.	35,352	548,663
Union Bankshares, Inc.	1,808	27,572
*United America Indemnity, Ltd.	28,406	153,676
United Bancshares, Inc. (909458101)	900	10,395
#United Bancshares, Inc. (909907107)	104,701	2,121,242
#*United Community Banks, Inc.	80,438	541,348
*United Community Financial Corp.	507,189	694,849
United Financial Bancorp, Inc.	30,046	399,011
United Fire & Casualty Co.	64,371	1,082,077
*United PanAm Financial Corp.	132,919	445,279
#*United Security Bancshares	24,541	112,889
United Western Bancorp, Inc.	23,961	191,209
Unitrin, Inc.	112,406	1,482,635
*Unity Bancorp, Inc.	8,914	36,102
Universal Insurance Holdings, Inc.	72,745	363,725
Univest Corp. of Pennsylvania	34,952	904,208
ViewPoint Financial Group	48,072	631,185
*Virginia Commerce Bancorp, Inc.	12,008	38,426
*Virtus Investment Partners, Inc.	12,225	193,766
VIST Financial Corp.	4,537	28,266
VSB Bancorp, Inc.	875	10,067
#*Waccamaw Bankshares, Inc.	1,300	4,550
Wainwright Bank & Trust Co.	2,382	18,020
Washington Banking Co.	9,802	88,414
Washington Federal, Inc.	167,312	2,330,656
Washington Trust Bancorp, Inc.	36,597	664,602
*Waterstone Financial, Inc.	11,304	58,781
Wayne Savings Bancshares, Inc.	1,800	10,800
#Webster Financial Corp.	110,723	1,252,277
#Wesbanco, Inc.	69,748	1,162,699
West Bancorporation	53,063	314,133
#West Coast Bancorp.	23,843	58,654
#Westamerica Bancorporation	79,557	4,157,649
*Western Alliance Bancorp.	39,800	275,814
Westwood Holdings Group, Inc.	22,697	886,091
*White River Capital, Inc.	400	4,880
Whitney Holding Corp.	117,333	1,027,837
Wilber Corp. (The)	4,666	53,192
#Wilmington Trust Corp.	88,488	1,016,727
Wilshire Bancorp, Inc.	75,950	558,992
*Wilshire Enterprises, Inc.	7,207	11,819
#*Wintrust Financial Corp.	43,150	1,128,372
#*World Acceptance Corp.	49,109	1,164,865
WSB Holdings, Inc.	8,331	19,078
WVS Financial Corp.	4,423	68,999
Yadkin Valley Financial Corp.	19,553	134,525
Zenith National Insurance Corp.	86,404	2,062,463
*ZipRealty, Inc.	55,111	171,395

Total Financials		324,708,376

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (10.7%)
*A.D.A.M., Inc.	12,900	$37,410
#*Abaxis, Inc.	51,500	1,378,655
#*ABIOMED, Inc.	77,880	587,994
*Acadia Pharmaceuticals, Inc.	70,600	287,342
*Accelr8 Technology Corp.	2,280	6,156
*Accelrys, Inc.	91,198	547,188
#*Access Pharmaceuticals, Inc.	5,300	23,850
#*Accuray, Inc.	106,577	747,105
#*Acorda Therapeutics, Inc.	72,254	1,825,136
*Adcare Health Systems, Inc.	2,500	6,250
*Adeona Pharmaceuticals, Inc.	9,451	3,686
*Adolor Corp.	128,100	228,018
*Advanced Life Sciences Holdings, Inc.	79,900	38,352
*AdvanSource Biomaterials Corp.	55,063	17,620
*Affymax, Inc.	67,836	1,296,346
*Affymetrix, Inc.	134,299	1,187,203
*Air Methods Corp.	36,530	1,074,347
*Akorn, Inc.	149,500	201,825
*Albany Molecular Research, Inc.	96,256	917,320
*Alexza Pharmaceuticals, Inc.	48,829	128,909
#*Align Technology, Inc.	125,856	1,373,089
#*Alkermes, Inc.	275,401	2,842,138
*Alliance HealthCare Services, Inc.	143,000	704,990
*Allied Healthcare International, Inc.	429,379	1,069,154
*Allied Healthcare Products, Inc.	13,945	55,780
*Allion Healthcare, Inc.	59,740	442,076
*Allos Therapeutics, Inc.	200,938	1,621,570
#*Allscripts-Misys Healthcare Solutions, Inc.	203,790	3,511,302
*Almost Family, Inc.	13,208	418,958
#*Alnylam Pharmaceuticals, Inc.	109,505	2,548,181
*Alphatec Holdings, Inc.	99,103	370,645
*AMAG Pharmaceuticals, Inc.	41,424	1,881,064
*AMDL, Inc.	4,474	4,295
#*Amedisys, Inc.	77,134	3,448,661
*America Services Group, Inc.	17,706	304,189
*American Caresource Holding, Inc.	14,808	60,713
*American Claims Evaluation, Inc.	1,000	380
*American Dental Partners, Inc.	24,226	317,118
#*American Medical Systems Holdings, Inc.	195,860	2,994,699
*American Shared Hospital Services	9,244	19,459
*AMERIGROUP Corp.	133,000	3,282,440
*AMICAS, Inc.	6,000	17,640
#*Amicus Therapeutics, Inc.	12,611	143,639
*AMN Healthcare Services, Inc.	85,700	623,896
*Amsurg Corp.	85,913	1,771,526
*Anadys Pharmaceuticals, Inc.	51,904	134,950
Analogic Corp.	38,265	1,450,626
*Angeion Corp.	215	634
*AngioDynamics, Inc.	97,026	1,210,884
*Anika Therapeutics, Inc.	38,875	225,475
*Arca Biopharma, Inc.	9,066	34,451
*Ardea Biosciences, Inc.	32,136	626,009
#*Arena Pharmaceuticals, Inc.	152,015	775,277
*Ariad Pharmaceuticals, Inc.	17,155	33,109
*Arqule, Inc.	84,892	519,539
#*Array BioPharma, Inc.	80,613	306,329
*Arrhythmia Research Technology, Inc.	10,081	35,687
#*ArthroCare Corp.	64,010	864,135
*Aryx Therapeutics, Inc.	46,301	157,886
*Aspect Medical Systems, Inc.	55,574	347,893
*Assisted Living Concepts, Inc.	19,604	282,298

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Athenahealth, Inc.	59,735	$2,206,611
*AtriCure, Inc.	28,499	99,462
Atrion Corp.	7,943	1,034,099
*ATS Medical, Inc.	294,297	1,024,154
#*Auxilium Pharmaceuticals, Inc.	85,001	2,629,081
#*AVANIR Pharmaceuticals, Inc. Class A	111,681	240,114
*AVI BioPharma, Inc.	87,080	200,284
*Avigen, Inc.	216,991	290,768
*Bioanalytical Systems, Inc.	5,617	3,820
*BioClinica, Inc.	52,220	195,303
#*BioCryst Pharmaceuticals, Inc.	72,800	669,760
*Biodel, Inc.	74,692	368,232
*BioMimetic Therapeutics, Inc.	37,406	387,902
#*Bio-Reference Laboratories, Inc.	37,386	1,198,595
#*BioSante Pharmaceuticals, Inc.	59,495	108,876
*BioScrip, Inc.	541,403	3,199,692
*BioSpecifics Technologies Corp.	797	20,555
*BioSphere Medical, Inc.	19,500	73,515
#*BMP Sunstone Corp.	34,798	172,946
#*Bovie Medical Corp.	54,492	488,793
*Brookdale Senior Living, Inc.	206,782	2,214,635
*Bruker BioSciences Corp.	295,319	2,970,909
#*BSD Medical Corp.	69,146	149,355
#*Cadence Pharmaceuticals, Inc.	108,124	1,308,300
*Caliper Life Sciences, Inc.	591,722	1,000,010
*Cambrex Corp.	97,020	444,352
*Candela Corp.	53,712	60,157
*Cantel Medical Corp.	31,510	488,090
*Capital Senior Living Corp.	56,900	279,948
*Caraco Pharmaceutical Laboratories, Ltd.	75,892	237,542
*Cardiac Science Corp.	64,367	256,181
*Cardica, Inc.	30,842	56,441
*CardioDynamics International Corp.	12,700	16,891
#*Cardiovascular Systems, Inc.	6,242	62,670
*CAS Medical Systems, Inc.	106	180
*Catalyst Health Solutions, Inc.	114,340	2,947,685
*Catalyst Pharmaceutical Partners, Inc.	6,701	2,747
*Celera Corp.	381,671	2,290,026
#*Celldex Therapeutics, Inc.	30,059	228,448
*Celsion Corp.	1,900	6,460
*Centene Corp.	123,100	2,377,061
#*Cepheid, Inc.	170,406	1,801,191
*Cerus Corp.	19,000	31,730
Chemed Corp.	72,665	3,204,527
#*Clarient, Inc.	19,000	75,810
#*Cleveland Biolabs, Inc.	7,404	35,613
*Clinical Data, Inc.	73,039	1,081,708
*Columbia Laboratories, Inc.	18,100	21,539
#*CombiMatrix Corp.	9,236	61,142
#Computer Programs & Systems, Inc.	28,801	1,121,799
#*Conceptus, Inc.	120,936	2,030,515
*CONMED Corp.	74,042	1,301,658
*Continucare Corp.	63,527	185,499
#*Cooper Companies, Inc.	92,161	2,528,898
*Corcept Therapeutics, Inc.	63,406	71,015
*Cornerstone Therapeutics, Inc.	9,240	83,160
*Corvel Corp.	39,773	971,257
*CPEX Pharmaceuticals, Inc.	6,125	63,700
*Cross Country Healthcare, Inc.	98,962	826,333
*CryoLife, Inc.	71,400	362,712
#*Cubist Pharmaceuticals, Inc.	145,597	2,893,012

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*CuraGen Corp.	163,543	$228,960
*Cutera, Inc.	25,247	210,812
#*Cyberonics, Inc.	60,139	998,909
*Cynosure, Inc. Class A	13,907	134,342
#*Cypress Bioscience, Inc.	77,552	685,560
*Cytokinetics, Inc.	115,514	341,921
#*Cytori Therapeutics, Inc.	81,937	270,392
Daxor Corp.	15,561	155,610
*Del Global Technologies Corp.	21,254	12,752
#*Dendreon Corp.	37,068	897,416
*DepoMed, Inc.	97,338	371,831
#*Dexcom, Inc.	82,325	531,820
*Dialysis Corp. of America	17,204	98,235
*Digirad Corp.	127,011	265,453
#*Dionex Corp.	53,415	3,520,583
#*Discovery Laboratories, Inc.	31,800	15,264
*Durect Corp.	147,368	338,946
*Dyax Corp.	128,230	485,992
*Dynacq Healthcare, Inc.	25,997	83,970
*Eclipsys Corp.	101,090	1,839,838
*Emergency Medical Services Corp. Class A	1,137	44,502
#*Emergent Biosolutions, Inc.	50,900	730,924
*Emergent Group, Inc.	11,766	94,128
#*Emeritus Corp.	70,458	820,836
*Encision, Inc.	2,013	2,718
—*Endo Pharmaceuticals Solutions	132,809	131,481
*Endologix, Inc.	14,300	69,069
Ensign Group, Inc.	29,305	469,466
*ENTREMED, Inc.	102,180	52,122
*Enzo Biochem, Inc.	64,380	328,338
#*Enzon Pharmaceuticals, Inc.	81,243	660,506
*EPIX Pharmaceuticals, Inc.	89,520	1,522
*eResearch Technology, Inc.	123,643	673,854
*Escalon Medical Corp.	3,000	6,090
*ev3, Inc.	191,488	2,349,558
*Exact Sciences Corp.	85,768	242,723
*Exactech, Inc.	28,497	406,082
*Exelixis, Inc.	202,282	1,082,209
*Facet Biotech Corp.	42,493	374,788
*Five Star Quality Care, Inc.	24,731	69,247
*Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	1,326
—*Genaera Corp.	2,816	141
*Genomic Health, Inc.	54,456	918,128
*Genoptix, Inc.	28,809	902,010
*Gentiva Health Services, Inc.	75,463	1,605,853
#*Geron Corp.	179,171	1,436,951
*Greatbatch, Inc.	60,988	1,344,176
*GTC Biotherapeutics, Inc.	4,727	10,068
#*GTx, Inc.	78,641	827,303
*Haemonetics Corp.	33,348	1,967,865
#*Halozyme Therapeutics, Inc.	160,893	1,135,905
*Hanger Orthopedic Group, Inc.	96,979	1,330,552
*Hansen Medical, Inc.	34,595	142,531
*Harvard Bioscience, Inc.	101,036	420,310
*Health Fitness Corp.	19,100	131,217
*Health Grades, Inc.	55,934	267,365
*Health Management Associates, Inc.	468,438	2,824,681
*Health Net, Inc.	200	2,706
#*HEALTHSOUTH Corp.	140,807	2,027,621
*HealthSpring, Inc.	169,270	2,137,880
*HealthStream, Inc.	68,972	254,507

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HealthTronics, Inc.	529,527	$1,138,482
*Healthways, Inc.	60,641	893,848
*Heart Tronics, Inc.	1	6
#*Hemispherx Biopharma, Inc.	160,800	337,680
Hill-Rom Holdings, Inc.	118,940	2,038,632
*Hi-Tech Pharmacal Co., Inc.	34,325	537,186
#*HLTH Corp.	168,814	2,478,190
#*HMS Holdings Corp.	65,034	2,497,306
*Home Diagnostics, Inc.	31,308	212,581
*Hooper Holmes, Inc.	1,214,375	522,181
#*Human Genome Sciences, Inc.	230,860	3,301,298
*iBioPharma, Inc.	40,600	22,330
*iCAD, Inc.	3,500	4,760
*ICU Medical, Inc.	38,050	1,481,287
*Idenix Pharmaceuticals, Inc.	105,635	401,413
*Idera Pharmaceuticals, Inc.	59,158	381,569
*I-Flow Corp.	46,415	353,218
*ImmunoGen, Inc.	108,070	939,128
*Immunomedics, Inc.	135,271	560,022
*Impax Laboratories, Inc.	123,844	928,830
#*Incyte Corp.	165,476	860,475
*Infinity Pharmaceuticals, Inc.	105,304	850,856
*Inspire Pharmaceuticals, Inc.	102,065	496,036
#*Insulet Corp.	94,018	629,921
#*Integra LifeSciences Holdings Corp.	76,058	2,407,996
*IntegraMed America, Inc.	23,698	179,868
#*InterMune, Inc.	82,900	1,266,712
#Invacare Corp.	65,563	1,337,485
*InVentiv Health, Inc.	63,504	974,151
*IPC The Hospitalist Co.	28,993	807,455
*IRIS International, Inc.	53,024	540,845
#*Isis Pharmaceuticals, Inc.	239,713	4,381,954
*ISTA Pharmaceuticals, Inc.	63,145	314,462
#*Jazz Pharmaceuticals, Inc.	54,991	323,347
*Kendle International, Inc.	40,903	477,747
*Kensey Nash Corp.	32,102	916,833
Kewaunee Scientific Corp.	8,435	100,377
*Kindred Healthcare, Inc.	124,778	1,751,883
*K-V Pharmaceutical Co. Class A	100,948	232,180
#*K-V Pharmaceutical Co. Class B	33,002	103,956
Landauer, Inc.	25,000	1,673,000
*Lannet Co., Inc.	20,177	178,566
*LCA-Vision, Inc.	70,011	401,863
*LeMaitre Vascular, Inc.	8,400	28,980
#*LHC Group, Inc.	41,643	1,222,222
*LifePoint Hospitals, Inc.	92,400	2,555,784
*Ligand Pharmaceuticals, Inc. Class B	215,314	609,339
*Luminex Corp.	82,443	1,456,768
*Luna Innovations, Inc.	6,456	2,518
*Magellan Health Services, Inc.	88,401	2,860,656
#*MAKO Surgical Corp.	39,695	347,728
#*Mannkind Corp.	193,902	1,553,155
*MAP Pharmaceuticals, Inc.	5,714	58,226
#*Martek Biosciences Corp.	94,120	2,189,231
#*Masimo Corp.	97,718	2,389,205
*Matrixx Initiatives, Inc.	27,475	154,959
*Maxygen, Inc.	334,660	2,673,933
#*MDRNA, Inc.	48,933	70,464
*Medarex, Inc.	309,442	4,910,845
*MedAssets, Inc.	105,552	1,971,711
*MedCath Corp.	36,249	437,163

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Medical Action Industries, Inc.	41,209	$514,700
*Medical Staffing Network Holdings, Inc.	304,540	51,772
*Medicines Co. (The)	153,292	1,243,198
#*MediciNova, Inc.	2,914	17,455
#Medicis Pharmaceutical Corp. Class A	107,915	1,847,505
#*Medivation, Inc.	62,514	1,547,222
*MedQuist, Inc.	19,820	161,929
*MEDTOX Scientific, Inc.	23,945	215,505
*Merge Healthcare, Inc.	116,694	439,938
#Meridian Bioscience, Inc.	107,834	2,374,505
*Merit Medical Systems, Inc.	74,276	1,358,508
*Metabolix, Inc.	43,683	404,505
*Metropolitan Health Networks, Inc.	142,700	339,626
#*Micromet, Inc.	96,754	622,128
*Micrus Endovascular Corp.	38,082	343,119
*Misonix, Inc.	92,109	150,138
#*Molecular Insight Pharmaceuticals, Inc.	47,218	292,279
#*Molina Healthcare, Inc.	49,364	1,113,158
*Momenta Pharmaceuticals, Inc.	75,829	822,745
*Monogram Biosciences, Inc.	47,610	215,673
*MTS Medication Technologies, Inc.	19,492	108,376
*MWI Veterinary Supply, Inc.	27,060	1,038,563
*Nabi Biopharmaceuticals	162,984	418,869
*Nanosphere, Inc.	13,162	92,924
*National Dentex Corp.	1,300	8,775
National Healthcare Corp.	32,508	1,210,923
National Research Corp.	26,904	693,047
#*Natus Medical, Inc.	59,400	807,840
*Nektar Therapeutics	179,632	1,271,795
#*Neogen Corp.	38,456	1,120,608
*Neurocrine Biosciences, Inc.	635,986	2,028,795
*Neurogen Corp.	86,049	16,349
*NeurogesX, Inc.	33,358	262,861
*Nighthawk Radiology Holdings, Inc.	58,263	281,410
#*Northfield Laboratories, Inc.	45,542	2,049
#*NovaMed, Inc.	66,667	320,668
#*Novavax, Inc.	164,025	711,869
*Noven Pharmaceuticals, Inc.	42,213	695,670
*NOVT Corp.	6,450	8,708
*NPS Pharmaceuticals, Inc.	80,522	313,231
#*NuVasive, Inc.	97,252	4,025,260
*NxStage Medical, Inc.	88,482	490,190
*Obagi Medical Products, Inc.	41,395	314,188
*Odyssey Healthcare, Inc.	125,569	1,462,879
*Omnicell, Inc.	68,476	854,580
#*OncoGenex Pharmaceutical, Inc.	10,546	307,732
#*Oncothyreon, Inc.	37,082	170,206
*Opexa Therapeutics, Inc.	1,600	800
*Optimer Pharmaceuticals, Inc.	62,815	885,063
*OraSure Technologies, Inc.	102,514	291,140
*Orchid Cellmark, Inc.	203,675	356,431
*Ore Pharmaceuticals, Inc.	16,491	9,812
*Orexigen Therapeutics, Inc.	65,822	538,424
*Orthologic Corp.	102,663	62,624
#*Orthovita, Inc.	137,003	891,890
*Oscient Pharmaceuticals Corp.	17,472	524
#*Osiris Therapeutics, Inc.	58,913	716,971
*Osteotech, Inc.	34,183	169,548
*Pain Therapeutics, Inc.	116,922	514,457
*Palomar Medical Technologies, Inc.	34,250	511,695
*Par Pharmaceutical Cos., Inc.	66,102	1,071,513

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Parexel International Corp.	156,224	$2,416,785
*PDI, Inc.	126,989	659,073
#PDL BioPharma, Inc.	226,967	1,867,938
*Penwest Pharmaceuticals Co.	27,763	76,071
*Pharmasset, Inc.	28,779	442,909
*PharmAthene, Inc.	1,199	3,009
*PharMerica Corp.	73,686	1,544,459
*Phase Forward, Inc.	81,982	1,164,144
*PHC, Inc.	26,048	42,979
#*PhotoMedex, Inc.	5,623	5,342
#*Poniard Pharmaceuticals, Inc.	65,971	475,651
*Pozen, Inc.	73,067	557,501
*Progenics Pharmaceuticals, Inc.	58,708	333,461
*Prospect Medical Holdings, Inc.	23,300	94,365
*Providence Service Corp.	24,403	257,452
#*PSS World Medical, Inc.	178,200	3,601,422
Psychemedics Corp.	7,201	47,527
#*Psychiatric Solutions, Inc.	71,576	1,933,984
*QuADRaMed Corp.	20,036	126,227
Quality Systems, Inc.	72,918	4,002,469
*Questcor Pharmaceuticals, Inc.	144,592	847,309
#*Quidel Corp.	87,035	1,299,433
*Quigley Corp.	16,582	36,232
*RadNet, Inc.	59,955	176,268
*Regeneration Technologies, Inc.	99,611	441,277
#*Regeneron Pharmaceuticals, Inc.	168,037	3,602,713
*RehabCare Group, Inc.	40,484	974,045
*Repligen Corp.	99,838	536,130
*Repros Therapeutics, Inc.	27,058	68,457
*Res-Care, Inc.	74,330	1,161,035
*Rigel Pharmaceuticals, Inc.	69,722	580,784
*Rochester Medical Corp.	26,446	341,418
#*Rockwell Medical Technologies, Inc.	21,792	195,692
*Rural/Metro Corp.	12,052	45,677
*RXi Pharmaceuticals Corp.	84	311
*Salix Pharmaceuticals, Ltd.	116,341	1,417,033
*Sangamo BioSciences, Inc.	98,597	562,003
*Santarus, Inc.	78,300	245,862
#*Savient Pharmaceuticals, Inc.	148,646	2,317,391
#*SciClone Pharmaceuticals, Inc.	77,071	269,749
*Seattle Genetics, Inc.	153,923	1,854,772
*SenoRx, Inc.	18,184	70,736
#*Sequenom, Inc.	103,118	593,960
*SeraCare Life Sciences, Inc.	42,521	61,655
*Sirona Dental Systems, Inc.	104,275	2,710,107
*Skilled Healthcare Group, Inc.	37,794	312,178
*Solta Medical, Inc.	2,181	3,293
*Somanetics Corp.	36,579	513,203
*Somaxon Pharmaceuticals, Inc.	5,100	10,812
*SonoSite, Inc.	43,345	1,021,642
Span-American Medical System, Inc.	10,492	124,225
*Spectranetics Corp.	61,097	317,093
*Spectrum Pharmaceuticals, Inc.	62,700	420,090
*SRI/Surgical Express, Inc.	12,700	31,750
#*STAAR Surgical Co.	7,356	19,861
#*StemCells, Inc.	105,500	178,295
*Stereotaxis, Inc.	80,554	364,104
#Steris Corp.	38,333	1,076,391
*Sucampo Pharmaceuticals, Inc.	21,841	144,369
#*Sun Healthcare Group, Inc.	115,092	1,119,845
*SunLink Health Systems, Inc.	20,348	46,190

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Sunrise Senior Living, Inc.	63,023	$147,474
*SuperGen, Inc.	500	1,330
#*SurModics, Inc.	51,592	1,153,597
*Symmetry Medical, Inc.	64,614	553,096
*Synovis Life Technologies, Inc.	33,839	522,813
#*Synta Pharmaceuticals Corp.	57,616	151,530
*Targacept, Inc.	47,421	508,827
*Telik, Inc.	128,964	113,359
#*Tenet Healthcare Corp.	282,500	1,115,875
*Theragenics Corp.	582,770	728,463
*Theravance, Inc.	101,223	1,528,467
#*Thoratec Corp.	58,051	1,459,402
*Threshold Pharmaceuticals, Inc.	10,400	15,288
*Tomotherapy, Inc.	61,005	192,776
*TranS1, Inc.	39,032	241,998
*Transcend Services, Inc.	16,068	227,202
*Transcept Pharmaceuticals, Inc.	6,500	38,025
*Trimeris, Inc.	4,511	9,338
*Triple-S Management Corp.	38,800	663,092
*Trubion Pharmaceuticals, Inc.	1,940	8,497
*U.S. Physical Therapy, Inc.	39,561	646,822
*Universal American Corp.	153,206	1,394,175
*Urologix, Inc.	131,715	171,230
*Uroplasty, Inc.	12,269	9,693
Utah Medical Products, Inc.	15,119	430,892
#*Valeant Pharmaceuticals International	85,961	2,217,794
*Vanda Pharmaceuticals, Inc.	50,639	769,713
*Varian, Inc.	76,999	3,908,469
*Vascular Solutions, Inc.	65,900	506,771
*Vical, Inc.	93,179	332,649
*ViroPharma, Inc.	186,174	1,372,102
#*Virtual Radiologic Corp.	18,964	221,500
*Vision-Sciences, Inc.	4,525	4,525
*Vital Images, Inc.	27,592	368,077
*Vivus, Inc.	189,165	1,401,713
#*Volcano Corp.	91,868	1,395,475
*WellCare Health Plans, Inc.	76,000	1,691,760
#West Pharmaceutical Services, Inc.	87,400	3,190,100
#*Wright Medical Group, Inc.	95,326	1,326,938
*XenoPort, Inc.	67,451	1,369,930
Young Innovations, Inc.	13,888	351,644
*Zoll Medical Corp.	53,824	991,976
*Zymogenetics, Inc.	124,229	695,682

Total Health Care		322,706,733

Industrials — (14.1%)
*3D Systems Corp.	41,876	301,926
*A. T. Cross Co. Class A	32,911	142,505
#A.O. Smith Corp.	61,250	2,391,200
#AAON, Inc.	51,583	1,011,543
*AAR Corp.	69,173	1,323,279
#ABM Industries, Inc.	133,289	2,808,399
#*Acacia Research	179,983	1,414,666
*ACCO Brands Corp.	242,023	1,057,641
*Accuride Corp.	62,594	23,160
Aceto Corp.	69,175	486,300
*Active Power, Inc.	489,231	359,585
#*Actuant Corp.	149,256	1,916,447
#Acuity Brands, Inc.	73,629	2,172,792
Administaff, Inc.	57,000	1,428,420
*Advisory Board Co. (The)	28,755	735,553

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*AeroCentury Corp.	1,600	$15,680
*Aerosonic Corp.	6,200	28,520
*AeroVironment, Inc.	38,002	1,080,777
*Air Transport Services Group, Inc.	175,716	585,134
Aircastle, Ltd.	149,668	1,086,590
#*AirTran Holdings, Inc.	252,929	1,831,206
Alamo Group, Inc.	33,314	460,733
*Alaska Air Group, Inc.	111,907	2,580,575
Albany International Corp. Class A	54,335	746,563
Alexander & Baldwin, Inc.	73,864	2,158,306
#*Allegiant Travel Co.	38,374	1,661,978
*Allied Defense Group, Inc.	62,974	216,631
*Allied Motion Technologies, Inc.	2,800	5,544
*Altra Holdings, Inc.	64,359	565,716
*Amerco, Inc.	57,385	2,575,439
#*American Commercial Lines, Inc.	19,091	298,201
#American Ecology Corp.	55,250	902,232
American Railcar Industries, Inc.	32,642	270,602
*American Reprographics Co.	86,074	744,540
American Science & Engineering, Inc.	25,100	1,750,725
*American Superconductor Corp.	98,699	3,175,147
#American Woodmark Corp.	26,821	628,684
Ameron International Corp.	24,202	1,803,533
Ampco-Pittsburgh Corp.	27,455	624,052
*AMREP Corp.	7,250	91,278
*APAC Customer Services, Inc.	97,020	483,160
#Apogee Enterprises, Inc.	66,010	962,426
#Applied Industrial Technologies, Inc.	98,025	2,168,313
Applied Signal Technologies, Inc.	38,837	970,925
*Argan, Inc.	24,938	369,082
#*Argon ST, Inc.	60,525	1,156,633
Arkansas Best Corp.	65,100	1,854,048
*Armstrong World Industries, Inc.	85,848	2,111,861
*Arotech Corp.	34,540	54,228
*Art’s-Way Manufacturing Co., Inc.	400	2,160
#*Astec Industries, Inc.	58,500	1,583,010
*Astronics Corp.	28,248	309,316
*Astronics Corp. Class B	6,887	74,173
*Astrotech Corp.	1,822	2,296
*ATC Technology Corp.	59,678	1,248,464
*Atlas Air Worldwide Holding, Inc.	39,625	989,040
*Avalon Holding Corp. Class A	43,236	111,981
*Avis Budget Group, Inc.	183,219	1,566,522
*Axsys Technologies, Inc.	32,973	1,769,661
#*AZZ, Inc.	35,700	1,383,375
#Badger Meter, Inc.	39,995	1,473,816
*Baker (Michael) Corp.	24,300	1,036,395
#Baldor Electric Co.	85,233	2,195,602
*Baldwin Technology Co., Inc. Class A	3,200	4,064
#Barnes Group, Inc.	144,200	2,028,894
Barrett Business Services, Inc.	22,779	227,334
*Basin Water, Inc.	39,173	1,998
*BE Aerospace, Inc.	180,408	2,915,393
*Beacon Roofing Supply, Inc.	83,669	1,403,129
#Belden, Inc.	144,122	2,527,900
*Blount International, Inc.	86,600	805,380
*BlueLinx Holdings, Inc.	29,158	116,340
*BNS Holding, Inc.	4,020	19,095
*Bowne & Co., Inc.	315,409	2,532,735
#Brady Co. Class A	87,776	2,581,492
*Breeze-Eastern Corp.	33,913	203,478

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Briggs & Stratton Corp.	109,586	$1,881,592
#Brink’s Co. (The)	100,074	2,717,009
*Broadwind Energy, Inc.	20,965	222,229
*BTU International, Inc.	18,700	114,631
*Builders FirstSource, Inc.	68,189	399,588
*C&D Technologies, Inc.	327,576	655,152
*CAI International, Inc.	18,400	120,336
Carlisle Companies, Inc.	108,046	3,386,162
Cascade Corp.	34,100	833,745
*Casella Waste Systems, Inc. Class A	47,978	132,419
#*CBIZ, Inc.	196,795	1,287,039
CDI Corp.	35,896	455,879
*CECO Environmental Corp.	27,088	100,767
*Celadon Group, Inc.	61,502	568,894
#*Cenveo, Inc.	98,212	474,364
*Ceradyne, Inc.	58,665	1,058,903
*Champion Industries, Inc.	9,213	16,215
*Chart Industries, Inc.	54,000	1,040,040
*Chase Corp.	24,379	283,284
Chicago Rivet & Machine Co.	800	11,280
CIRCOR International, Inc.	43,290	998,267
#CLAROC, Inc.	110,800	3,668,588
#*Clean Harbors, Inc.	55,864	2,914,425
#*Coleman Cable, Inc.	1,300	4,290
*Columbus McKinnon Corp.	51,495	745,133
*Comforce Corp.	29,612	51,229
Comfort Systems USA, Inc.	110,919	1,306,626
*Command Security Corp.	3,850	12,782
*Commercial Vehicle Group, Inc.	343,231	689,894
*Competitive Technologies, Inc.	27,004	63,459
CompX International, Inc.	6,100	38,735
*COMSYS IT Partners, Inc.	39,517	276,619
*Conrad Industries, Inc.	6,900	43,470
*Consolidated Graphics, Inc.	21,225	388,418
#*Continental Airlines, Inc.	176,737	1,974,152
Con-way, Inc.	82,116	3,740,384
*Cornell Companies, Inc.	31,600	541,308
Corporate Executive Board Co.	57,537	1,080,545
#*CoStar Group, Inc.	52,283	1,920,355
Courier Corp.	28,454	470,621
*Covenant Transport Group Class A	183,497	855,096
*CPI Aerostructures, Inc.	14,666	104,275
#*CRA International, Inc.	26,358	709,821
#Crane Co.	104,840	2,224,705
#Cubic Corp.	72,795	2,850,652
#Curtiss-Wright Corp.	112,800	3,725,784
Deluxe Corp.	92,100	1,441,365
Diamond Management & Technology Consultants, Inc.	77,356	414,628
#*Dollar Thrifty Automotive Group, Inc.	48,295	799,282
Ducommun, Inc.	31,110	537,581
*DXP Enterprises, Inc.	29,400	298,116
*Dycom Industries, Inc.	125,901	1,602,720
*Dynamex, Inc.	30,416	473,577
Dynamic Materials Corp.	23,122	378,507
*DynCorp International, Inc. Class A	104,519	2,122,781
*Eagle Bulk Shipping, Inc.	81,737	469,988
Eastern Co.	19,150	341,636
*Ecology & Environment, Inc. Class A	4,436	66,540
*EMCOR Group, Inc.	176,300	4,252,356
Encore Wire Corp.	54,669	1,185,771
#*Ener1, Inc.	293,127	1,870,150

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Energy Conversion Devices, Inc.	50,300	$716,272
*Energy Recovery, Inc.	19,621	137,151
EnergySolutions, Inc.	158,928	1,368,370
*EnerNOC, Inc.	38,781	1,189,801
*EnerSys	129,200	2,556,868
Ennis, Inc.	62,200	916,206
*EnPro Industries, Inc.	54,400	969,408
*Environmental Tectonics Corp.	7,400	12,099
#*ESCO Technologies, Inc.	70,700	2,905,063
Espey Manufacturing & Electronics Corp.	9,085	144,906
*Esterline Technologies Corp.	69,800	1,984,414
#*Evergreen Solar, Inc.	103,800	217,980
*Exponent, Inc.	40,910	1,055,887
*ExpressJet Holdings, Inc.	95,601	132,885
Federal Signal Corp.	241,128	2,136,394
*First Advantage Corp.	47,116	766,106
*First Aviation Services, Inc.	6,000	2,460
*Flanders Corp.	63,897	408,302
*Flow International Corp.	83,637	167,274
#Forward Air Corp.	82,900	1,917,477
*Franklin Covey Co.	121,017	780,560
Franklin Electric Co., Inc.	62,020	2,009,448
Freightcar America, Inc.	21,428	428,131
Frozen Food Express Industries, Inc.	174,846	631,194
*Fuel Tech, Inc.	45,800	410,368
*FuelCell Energy, Inc.	126,700	508,067
*Furmanite Corp.	96,670	439,848
G & K Services, Inc. Class A	207,851	4,722,375
*Gardner Denver Machinery, Inc.	93,436	2,727,397
GATX Corp.	67,590	1,704,620
#*Genco Shipping & Trading, Ltd.	79,667	1,904,838
*Gencor Industries, Inc.	3,500	23,835
*GenCorp, Inc.	25,810	67,106
*General Cable Corp.	21,400	829,678
#*Genesee & Wyoming, Inc.	103,575	2,826,562
*GEO Group, Inc. (The)	108,400	1,949,032
#*GeoEye, Inc.	35,248	874,150
*Gibraltar Industries, Inc.	190,765	1,482,244
Gorman-Rupp Co. (The)	45,668	1,019,766
*GP Strategies Corp.	48,452	336,257
#Graco, Inc.	102,200	2,528,428
#*Graftech International, Ltd.	231,000	3,171,630
Graham Corp.	18,690	255,679
Granite Construction, Inc.	4,840	163,979
Great Lakes Dredge & Dock Corp.	111,135	643,472
*Greenbrier Companies, Inc.	199,114	2,088,706
*Griffon Corp.	439,420	4,236,009
*H&E Equipment Services, Inc.	67,118	714,136
Hardinge, Inc.	67,860	267,368
*Hawaiian Holdings, Inc.	132,675	847,793
#Healthcare Services Group, Inc.	115,563	2,157,561
#Heartland Express, Inc.	264,941	4,080,091
#*HEICO Corp.	40,200	1,484,586
*HEICO Corp. Class A	41,263	1,166,918
#Heidrick & Struggles International, Inc.	43,007	881,213
*Herley Industries, Inc.	37,000	450,660
Herman Miller, Inc.	107,970	1,793,382
#*Hexcel Corp.	173,818	1,774,682
*Hill International, Inc.	105,519	491,719
*Hi-Shear Technology Corp.	21,962	241,582
#HNI Corp.	96,140	2,141,999

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Hoku Scientific, Inc.	34,798	$71,336
Horizon Lines, Inc. Class A	52,000	260,520
Houston Wire & Cable Co.	31,802	341,872
*Hub Group, Inc. Class A	106,176	2,281,722
*Hudson Highland Group, Inc.	8,186	16,945
*Hudson Technologies, Inc.	3,900	4,719
*Hurco Companies, Inc.	16,560	323,251
#*Huron Consulting Group, Inc.	38,810	1,721,224
*Huttig Building Products, Inc.	252,115	219,340
#*ICF International, Inc.	28,564	739,808
*ICT Group, Inc.	28,417	293,263
*II-VI, Inc.	80,104	1,921,695
*InnerWorkings, Inc.	86,315	446,249
*Innotrac Corp.	16,000	34,880
*Innovative Solutions & Support, Inc.	40,480	145,323
*Insituform Technologies, Inc. Class A	69,297	1,275,065
Insteel Industries, Inc.	22,800	232,332
*Integrated Electrical Services, Inc.	31,883	291,729
*Intelligent Systems Corp.	34,437	37,881
Interface, Inc. Class A	103,537	718,547
*Interline Brands, Inc.	65,738	1,112,944
International Shipholding Corp.	19,600	568,596
*Intersections, Inc.	47,970	230,256
#*JetBlue Airways Corp.	381,948	1,951,754
John Bean Technologies Corp.	49,600	687,456
*JPS Industries, Inc.	8,700	28,275
*Kadant, Inc.	24,736	274,817
Kaman Corp. Class A	67,300	1,290,814
#Kaydon Corp.	74,612	2,437,574
*Kelly Services, Inc. Class A	83,666	983,912
*Kelly Services, Inc. Class B	350	4,484
Kennametal, Inc.	124,400	2,652,208
*Key Technology, Inc.	14,902	161,985
*Kforce, Inc.	107,505	1,047,099
Kimball International, Inc. Class B	116,461	791,935
#Knight Transportation, Inc.	227,179	4,121,027
Knoll, Inc.	79,670	779,969
*Korn/Ferry International	109,900	1,528,709
*Kratos Defense & Security Solutions, Inc.	26,828	21,462
*K-Tron International, Inc.	11,408	1,003,676
*L.B. Foster Co. Class A	40,936	1,228,080
L.S. Starrett Co. Class A	15,508	134,299
*LaBarge, Inc.	43,810	463,072
*Ladish Co., Inc.	37,600	413,600
Lawson Products, Inc.	29,775	500,220
*Layne Christensen Co.	42,028	997,324
*LECG Corp.	18,934	69,677
*LGL Group, Inc.	4,660	13,514
#Lindsay Corp.	32,600	1,156,322
*LMI Aerospace, Inc.	32,041	291,573
LSI Industries, Inc.	68,040	441,580
*Lydall, Inc.	64,741	210,408
*M&F Worldwide Corp.	53,200	1,058,148
*Magnetek, Inc.	436,280	588,978
*Manitex International, Inc.	6,890	9,990
#Manitowoc Co., Inc. (The)	173,900	1,074,702
*Marten Transport, Ltd.	58,082	1,024,566
#*Mastec, Inc.	180,450	1,867,658
McGrath Rentcorp.	69,314	1,332,215
#*Media Sciences International, Inc.	2,800	1,092
*Mesa Air Group, Inc.	174,029	24,277

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Metalico, Inc.	71,900	$326,426
Met-Pro Corp.	47,157	501,750
*MFRI, Inc.	19,605	117,630
#*Microvision, Inc.	129,343	447,527
#*Middleby Corp.	40,513	1,981,086
*Miller Industries, Inc.	21,213	187,311
#Mine Safety Appliances Co.	98,200	2,758,438
*Mobile Mini, Inc.	76,930	1,244,727
#*Monster Worldwide, Inc.	197,300	2,570,819
*Moog, Inc. Class A	95,146	2,565,136
*Moog, Inc. Class B	9,125	250,938
*MPS Group, Inc.	266,800	2,307,820
Mueller Industries, Inc.	70,545	1,676,149
Mueller Water Products, Inc.	168,617	650,862
Multi-Color Corp.	33,680	526,082
*MYR Group, Inc.	9,669	174,235
NACCO Industries, Inc. Class A	10,045	422,794
*Nashua Corp.	67,920	448,272
*National Patent Development Corp.	13,860	18,711
National Technical Systems, Inc.	20,700	90,562
*Navigant Consulting, Inc.	145,200	1,727,880
#*NCI Building Systems, Inc.	173,358	683,031
*NN, Inc.	50,975	124,379
#Nordson Corp.	92,150	4,137,535
*North America Galvanizing & Coatings, Inc.	64,067	320,335
*Northwest Pipe Co.	24,064	836,946
*Ocean Power Technologies, Inc.	5,000	23,700
*Odyssey Marine Exploration, Inc.	133,967	251,858
#*Old Dominion Freight Line, Inc.	98,622	3,513,902
*Omega Flex, Inc.	24,600	402,456
*On Assignment, Inc.	64,215	271,629
*Orbit International Corp.	1,977	5,595
#*Orbital Sciences Corp.	162,552	2,200,954
*Orion Marine Group, Inc.	40,967	916,022
*Oshkosh Truck Corp. Class B	122,561	3,364,299
#Otter Tail Corp.	80,560	1,877,854
*P.A.M. Transportation Services, Inc.	34,128	235,142
*Pacer International, Inc.	59,059	146,466
*Paragon Technologies, Inc.	2,950	7,375
*Park-Ohio Holdings Corp.	39,154	244,321
*Patrick Industries, Inc.	8,995	12,953
*Patriot Transportation Holding, Inc.	12,462	997,957
*PGT, Inc.	88,192	179,030
*Pike Electric Corp.	71,215	749,894
*Pinnacle Airlines Corp.	64,200	214,428
*Plug Power, Inc.	712,637	562,983
#*PMFG, Inc.	39,396	442,417
*Point Blank Solutions, Inc.	91,550	19,226
*Polypore International, Inc.	84,327	1,041,438
Portec Rail Products, Inc.	17,990	180,800
*Powell Industries, Inc.	31,883	1,136,629
*PowerSecure International, Inc.	56,800	343,640
Preformed Line Products Co.	20,145	706,687
*PRG-Schultz International, Inc.	10,413	39,569
#*Protection One, Inc.	37,666	128,441
Providence & Worcester Railroad Co.	4,700	55,202
*Quality Distribution, Inc.	3,920	11,760
Quanex Building Products Corp.	94,272	1,120,894
#*Quixote Corp.	11,315	27,495
#Raven Industries, Inc.	49,230	1,412,901
*RBC Bearings, Inc.	36,899	874,506

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*RCM Technologies, Inc.	157,393	$354,134
#Regal-Beloit Corp.	82,104	3,806,341
*Republic Airways Holdings, Inc.	86,978	445,327
*Resources Connection, Inc.	120,636	1,821,604
#Robbins & Myers, Inc.	96,400	2,017,652
#Rollins, Inc.	3,219	59,004
#*RSC Holdings, Inc.	249,899	1,971,703
*Rush Enterprises, Inc. Class A	68,796	901,228
*Rush Enterprises, Inc. Class B	40,331	445,658
*Saia, Inc.	127,510	2,302,831
*SatCon Technology Corp.	101,496	191,827
*Sauer-Danfoss, Inc.	98,300	516,075
Schawk, Inc.	44,096	319,255
#*School Specialty, Inc.	165,172	3,694,898
*Schuff International, Inc.	6,700	93,800
Seaboard Corp.	1,854	2,030,130
Servotronics, Inc.	1,500	9,195
*SIFCO Industries, Inc.	5,415	55,774
#Simpson Manufacturing Co., Inc.	127,341	3,616,484
SkyWest, Inc.	163,073	2,067,766
*SL Industries, Inc.	6,769	42,306
*SmartPros, Ltd.	10,300	44,290
*Sparton Corp.	1,803	5,229
*Spherion Corp.	1,107,259	6,089,924
*Spherix, Inc.	37,595	53,761
*Spire Corp.	24,326	132,820
*Standard Parking Corp.	52,371	884,546
Standard Register Co.	43,330	153,388
Standex International Corp.	34,100	427,273
*Stanley, Inc.	42,400	1,303,376
Steelcase, Inc. Class A	164,991	1,207,734
*Sterling Construction Co., Inc.	24,300	387,099
#Sun Hydraulics, Inc.	43,103	757,751
*Sunair Electronics, Inc.	14,901	33,974
Superior Uniform Group, Inc.	11,185	92,836
*Supreme Industries, Inc.	115,145	246,410
*Sykes Enterprises, Inc.	115,587	2,300,181
*Sypris Solutions, Inc.	322,527	674,081
#TAL International Group, Inc.	40,250	446,372
*Taser International, Inc.	136,193	713,651
*Team, Inc.	41,700	607,152
*TeamStaff, Inc.	13,988	21,472
*Tech/Ops Sevcon, Inc.	8,183	23,322
Technology Research Corp.	85,112	244,271
*Tecumseh Products Co. Class A	35,140	287,445
*Tecumseh Products Co. Class B	3,875	39,564
*Teledyne Technologies, Inc.	93,000	3,043,890
*Tel-Instrument Electronics Corp.	2,800	13,300
Tennant Co.	49,600	1,088,224
#*Tetra Tech, Inc.	153,296	4,617,276
Textainer Group Holdings, Ltd.	50,501	607,022
*Thomas & Betts Corp.	76,837	2,046,938
Titan International, Inc.	89,225	663,834
*Titan Machinery, Inc.	33,693	418,804
Todd Shipyards Corp.	22,481	375,433
#Toro Co.	73,254	2,538,984
*Trailer Bridge, Inc.	8,400	35,154
*Transcat, Inc.	5,900	35,400
*TRC Companies, Inc.	387,479	1,735,906
Tredegar Industries, Inc.	86,991	1,273,548
*Trex Co., Inc.	43,500	711,225

U.S. SMALL CAP PORTFOLIO

CONTINUED

	S.hares	Value†
Industrials — (Continued)
*TriMas Corp.	31,984	$138,811
#Trinity Industries, Inc.	136,600	1,906,936
#Triumph Group, Inc.	41,975	1,676,482
*TrueBlue, Inc.	92,340	1,172,718
*Tufco Technologies, Inc.	4,700	14,194
#*Tutor Perini Corp.	67,900	1,252,755
Twin Disc, Inc.	19,064	168,144
*U.S. Home Systems, Inc.	1,827	4,768
#*UAL Corp.	176,099	725,528
*Ultralife Corp.	29,715	190,770
*United Capital Corp.	28,013	680,716
*United Rentals, Inc.	145,071	1,083,680
*United Stationers, Inc.	76,209	3,537,622
Universal Forest Products, Inc.	72,537	3,238,052
#*Universal Power Group, Inc.	6,700	13,668
*Universal Security Instruments, Inc.	5	27
Universal Truckload Services, Inc.	29,478	475,480
*UQM Technologies, Inc.	48,521	206,214
#*US Airways Group, Inc.	190,100	556,993
*USA Truck, Inc.	18,735	269,971
#*USG Corp.	126,696	1,791,481
*UTI Worldwide, Inc.	190,277	2,401,296
*Valence Technology, Inc.	19,099	34,951
Valmont Industries, Inc.	425	30,524
*Valpey Fisher Corp.	8,710	11,758
*Versar, Inc.	24,600	97,170
Viad Corp.	56,800	1,006,496
*Vicor Corp.	65,087	513,536
Virco Manufacturing Corp.	31,531	99,323
*Volt Information Sciences, Inc.	127,547	1,015,274
VSE Corp.	11,566	342,469
*Wabash National Corp.	490,296	406,946
*Waste Services, Inc.	40,240	192,347
#Watsco, Inc. Class A	64,000	3,357,440
Watsco, Inc. Class B	12,822	673,155
Watts Water Technologies, Inc.	82,680	2,177,791
*WCA Waste Corp.	53,626	234,882
#Werner Enterprises, Inc.	203,184	3,669,503
#*WESCO International, Inc.	80,271	1,981,891
*Willdan Group, Inc.	5,300	9,275
*Willis Lease Finance Corp.	23,995	346,728
#Woodward Governor Co.	99,956	1,963,136
*WSI Industries, Inc.	1,900	4,275
*Xerium Technologies, Inc.	70,095	75,703
#*YRC Worldwide, Inc.	450,358	630,501
*Zareba Systems, Inc.	300	620

Total Industrials		423,385,676

Information Technology — (17.0%)
*3Com Corp.	575,740	2,170,540
*3PAR, Inc.	116,627	1,118,453
*ACI Worldwide, Inc.	62,839	946,984
*Acme Packet, Inc.	115,153	1,156,136
*Acorn Energy, Inc.	21,671	89,935
*Actel Corp.	80,176	893,161
*ActivIdentity Corp.	869,017	2,189,923
*Actuate Corp.	122,000	638,060
*Acxiom Corp.	172,979	1,669,247
*Adaptec, Inc.	294,478	783,311
#*ADC Telecommunications, Inc.	205,289	1,494,504
*Adept Technology, Inc.	13,403	31,229

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Adtran, Inc.	210,232	$5,079,205
*Advanced Analogic Technologies, Inc.	81,509	392,873
#*Advanced Energy Industries, Inc.	117,352	1,411,745
*Advanced Photonix, Inc.	5,345	3,207
*Advent Software, Inc.	76,915	2,803,552
*Aehr Test Systems	5,400	5,022
Agilysys, Inc.	230,939	1,087,723
*Airvana, Inc.	104,050	646,150
American Software, Inc. Class A	58,905	377,581
*Amkor Technology, Inc.	334,519	2,094,089
*Amtech Systems, Inc.	24,270	139,310
*Anadigics, Inc.	119,968	496,668
*Analysts International Corp.	323,951	291,556
*Anaren, Inc.	41,600	747,968
#*Anixter International, Inc.	66,310	2,269,128
*Applied Micro Circuits Corp.	190,714	1,649,676
*ArcSight, Inc.	60,239	1,142,734
#*Ariba, Inc.	165,969	1,744,334
*Arris Group, Inc.	243,728	2,968,607
*Art Technology Group, Inc.	339,807	1,287,869
*Aruba Networks, Inc.	164,099	1,457,199
*Aspen Technology, Inc.	266,089	2,634,281
*Astea International, Inc.	2,800	6,524
Astro-Med, Inc.	13,142	73,070
#*Atheros Communications	149,696	3,742,400
*ATMI, Inc.	56,488	1,027,517
*Authentidate Holding Corp.	97,700	98,677
*Autobytel, Inc.	769,313	378,502
*Avid Technology, Inc.	116,463	1,426,672
*Aviza Technology, Inc.	15,501	217
*Avocent Corp.	82,405	1,278,102
AVX Corp.	9,162	100,690
*Aware, Inc.	24,003	67,208
*Axcelis Technologies, Inc.	305,496	168,023
*Axesstel, Inc.	33,683	2,762
*AXT, Inc.	406,289	776,012
*Bankrate, Inc.	54,357	1,560,046
Bel Fuse, Inc. Class A	8,710	137,618
Bel Fuse, Inc. Class B	26,643	489,698
*Bell Microproducts, Inc.	94,771	148,790
*Benchmark Electronics, Inc.	109,971	1,737,542
*BigBand Networks, Inc.	109,203	599,524
*Bitstream, Inc.	7,200	40,680
Black Box Corp.	45,502	1,249,940
Blackbaud, Inc.	78,839	1,474,289
#*Blackboard, Inc.	85,864	2,916,800
*Blonder Tongue Laboratories, Inc.	20,136	38,258
*Blue Coat Systems, Inc.	79,472	1,485,332
*Bogen Communications International, Inc.	11,900	44,030
*Bottomline Technologies, Inc.	60,594	619,877
*Brightpoint, Inc.	180,217	1,070,489
#*BroadVision, Inc.	4,455	68,162
*Brooks Automation, Inc.	153,998	913,208
*BSQUARE Corp.	30,268	78,394
*Cabot Microelectronics Corp.	47,500	1,611,200
#*CACI International, Inc. Class A	65,912	3,045,134
#*Cadence Design Systems, Inc.	182,135	1,074,596
*CalAmp Corp.	461,446	839,832
*California Micro Devices Corp.	34,431	110,179
*Callidus Software, Inc.	56,750	144,712
*Cascade Microtech, Inc.	47,199	189,740

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Cass Information Systems, Inc.	16,615	$575,544
#*Cavium Networks, Inc.	74,302	1,402,079
*CEVA, Inc.	61,567	539,943
*Checkpoint Systems, Inc.	102,900	1,783,257
*Chordiant Software, Inc.	114,369	449,470
*Ciber, Inc.	97,336	322,182
#*Ciena Corp.	164,110	1,831,468
*Cirrus Logic, Inc.	123,989	667,061
*Clarus Corp.	32,100	133,857
*Clearfield, Inc.	87,411	152,095
*Cogent, Inc.	161,460	1,840,644
Cognex Corp.	71,335	1,177,028
*Coherent, Inc.	78,193	1,534,147
Cohu, Inc.	46,498	564,021
*Comarco, Inc.	34,669	77,659
—#*Commerce One LLC	45,000	—
#*CommScope, Inc.	13,000	332,800
Communications Systems, Inc.	31,398	375,206
*CommVault Systems, Inc.	74,670	1,300,005
*Compellent Technologies, Inc.	6,100	96,929
*Computer Task Group, Inc.	47,700	310,050
*ComScore, Inc.	57,385	873,400
#*Comtech Telecommunications Corp.	68,009	2,167,447
*Comverge, Inc.	39,100	514,556
#*Concur Technologies, Inc.	107,483	3,707,089
*Concurrent Computer Corp.	15,424	83,598
*Conexant Systems, Inc.	75,107	112,661
*Constant Contact, Inc.	50,735	1,147,118
*Convergys Corp.	226,373	2,424,455
*CPI International, Inc.	29,268	279,509
*Cray, Inc.	64,220	521,466
*CSG Systems International, Inc.	123,232	2,055,510
*CSP, Inc.	8,385	31,611
CTS Corp.	74,246	625,894
*CVD Equipment Corp.	11,029	38,602
*CyberOptics Corp.	14,954	100,192
#*CyberSource Corp.	188,388	3,266,648
*Cymer, Inc.	85,386	2,921,055
*Cypress Semiconductor Corp.	258,216	2,742,254
#Daktronics, Inc.	115,216	965,510
*Data I/O Corp.	7,300	22,557
*Datalink Corp.	22,800	69,540
*Dataram Corp.	75,582	110,350
*DataTRAK International, Inc.	2,915	1,024
*Datawatch Corp.	3,832	7,281
*DDi Corp.	38,136	183,053
*DealerTrack Holdings, Inc.	71,653	1,420,879
*Deltek, Inc.	20,725	128,702
*DemandTec, Inc.	53,332	475,188
*DG FastChannel, Inc.	44,850	941,402
*Dice Holdings, Inc.	59,907	281,563
*Digi International, Inc.	76,915	785,302
*Digimarc Corp.	18,275	254,022
*Digital Angel Corp.	21,399	31,885
*Digital River, Inc.	70,860	2,504,901
#*Diodes, Inc.	74,069	1,367,314
*Ditech Networks, Inc.	98,647	134,160
*DivX, Inc.	61,597	359,111
*Dot Hill Systems Corp.	866,568	719,251
*Double-Take Software, Inc.	41,806	363,712
*DSP Group, Inc.	242,426	2,111,530

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*DTS, Inc.	50,689	$1,392,427
*Dynamics Research Corp.	99,997	1,231,963
#*EarthLink, Inc.	348,197	2,942,265
*Easylink Services International Corp.	3,800	6,574
#*Ebix, Inc.	18,389	762,776
*Echelon Corp.	89,450	758,536
*Echostar Holding Corp.	47,445	699,339
*EDGAR Online, Inc.	21,300	31,524
*Edgewater Technology, Inc.	46,668	123,670
*Elecsys Corp.	10,567	36,826
Electro Rent Corp.	69,056	657,413
*Electronics for Imaging, Inc.	92,454	1,053,976
*eLoyalty Corp.	22,039	199,673
*EMCORE Corp.	147,150	185,409
*EMS Technologies, Inc.	42,168	927,696
*Emulex Corp.	157,000	1,433,410
*En Pointe Technologies, Inc.	6,100	14,762
*Endwave Corp.	13,762	32,754
*Entegris, Inc.	354,394	1,321,890
*Entorian Technologies, Inc.	127,140	36,832
*Entropic Communications, Inc.	132,494	417,356
*Epicor Software Corp.	181,622	1,104,262
#*EPIQ Systems, Inc.	80,149	1,286,391
*ePlus, Inc.	14,590	238,838
*Euronet Worldwide, Inc.	178,724	3,760,353
*Evans & Sutherland Computer Corp.	11,143	1,894
*Evolving Systems, Inc.	5,500	27,940
*Exar Corp.	708,032	4,977,465
*ExlService Holdings, Inc.	54,608	708,812
#Fair Isaac Corp.	90,200	1,730,938
*Fairchild Semiconductor Corp. Class A	235,226	2,077,046
*FalconStor Software, Inc.	84,827	453,824
*Faro Technologies, Inc.	33,339	590,100
#*FEI Co.	92,550	2,267,475
#*FormFactor, Inc.	91,334	2,105,249
*Forrester Research, Inc.	62,587	1,412,589
*Frequency Electronics, Inc.	50,409	176,432
*FSI International, Inc.	77,271	65,634
*Gartner Group, Inc.	84,143	1,438,845
*Gerber Scientific, Inc.	169,522	530,604
*Giga-Tronics, Inc.	3,942	6,465
*GigOptix, Inc.	7,585	29,506
*Global Cash Access, Inc.	227,205	2,044,845
*Globecomm Systems, Inc.	37,532	298,004
*Glu Mobile, Inc.	6,246	6,746
*GSE Systems, Inc.	38,896	305,334
#*GSI Commerce, Inc.	109,431	1,996,021
*GSI Technology, Inc.	50,971	201,845
*GTSI Corp.	89,800	571,128
*Guidance Software, Inc.	43,428	173,278
*Hackett Group, Inc.	132,933	404,116
*Halifax Corp.	12,629	17,807
*Harmonic, Inc.	300,291	2,081,017
*Harris Stratex Networks, Inc. Class A	49,514	343,627
Heartland Payment Systems, Inc.	102,197	1,089,420
*Henry Bros. Electronics, Inc.	13,944	82,967
—*Here Media, Inc. (427105101)	22,918	—
—*Here Media, Inc. (427105200)	22,918	—
*Hittite Microwave Corp.	59,536	2,090,904
*Hughes Communications, Inc.	40,498	1,052,948
*Hutchinson Technology, Inc.	469,657	1,535,778

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Hypercom Corp.	941,956	$2,006,366
*I.D. Systems, Inc.	7,268	26,674
*i2 Technologies, Inc.	59,300	798,178
#*ICx Technologies, Inc.	1,311	6,594
*iGATE Corp.	144,565	1,048,096
*Ikanos Communications, Inc.	245,090	431,358
*Imation Corp.	48,994	444,866
Imergent, Inc.	20,885	145,986
*Immersion Corp.	75,600	319,032
#*Infinera Corp.	171,597	1,161,712
*infoGROUP, Inc.	108,867	655,379
#*Informatica Corp.	245,857	4,521,310
*InfoSpace, Inc.	655,004	4,794,629
*Innodata Isogen, Inc.	49,756	265,697
*Innovex, Inc.	28,351	1,985
*Insight Enterprises, Inc.	123,941	1,276,592
*InsWeb Corp.	1,533	3,710
*Integral Systems, Inc.	61,350	440,493
*Integrated Device Technology, Inc.	314,092	2,126,403
*Integrated Silicon Solution, Inc.	416,141	1,310,844
*Intelligroup, Inc.	29,800	62,580
*Intellon Corp.	59,579	274,063
*Interactive Intelligence, Inc.	40,441	653,527
#*InterDigital, Inc.	135,597	4,015,027
*Interlink Electronics, Inc.	23,100	10,510
*Intermec, Inc.	169,500	2,311,980
*Internap Network Services Corp.	96,021	291,904
*International Rectifier Corp.	128,791	2,132,779
*Internet Brands, Inc.	74,196	557,212
*Internet Capital Group, Inc.	246,906	1,844,388
*Interphase Corp.	9,513	47,470
#Intersil Corp.	900	12,933
*Intest Corp.	45,877	7,753
*Intevac, Inc.	47,436	545,988
*IntriCon Corp.	15,310	39,806
*INX, Inc.	5,300	30,475
*iPass, Inc.	531,497	946,065
#*IPG Photonics Corp.	127,633	1,369,502
*Isilon Systems, Inc.	113,622	591,971
*Iteris, Inc.	19,424	23,892
*Ixia	134,928	1,017,357
*IXYS Corp.	93,924	726,033
*j2 Global Communications, Inc.	133,364	3,199,402
Jabil Circuit, Inc.	81,200	743,792
*Jaco Electronics, Inc.	66,196	47,000
*JDA Software Group, Inc.	68,644	1,414,753
*JDS Uniphase Corp.	409,985	2,402,512
Keithley Instruments, Inc.	29,700	165,429
#*Kemet Corp.	190,656	139,179
*Kenexa Corp.	42,800	522,160
*Keynote Systems, Inc.	33,400	336,004
*Knot, Inc. (The)	74,193	648,447
*Kopin Corp.	225,067	893,516
*Kulicke & Soffa Industries, Inc.	116,354	682,998
*KVH Industries, Inc.	26,495	215,404
*L-1 Identity Solutions, Inc.	196,839	1,549,123
*Lantronix, Inc.	14,000	5,740
*LaserCard Corp.	26,183	201,609
*Lattice Semiconductor Corp.	2,063,426	4,560,171
*Lawson Software, Inc.	558,060	3,314,876
*Leadis Technolgies, Inc.	18,119	14,314

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*LeCroy Corp.	216,102	$857,925
#*LightPath Technologies, Inc.	1,850	2,756
*Limelight Networks, Inc.	159,223	630,523
*Lionbridge Technologies, Inc.	28,130	61,886
*Liquidity Services, Inc.	53,273	611,574
*Littlefuse, Inc.	51,600	1,207,440
*Logic Devices, Inc.	6,400	3,975
*LogicVision, Inc.	19,976	29,664
*LoJack Corp.	25,434	103,771
#*LoopNet, Inc.	131,284	1,050,272
*Loral Space & Communications, Inc.	128,979	2,699,530
*LTX-Credence Corp.	1,396,379	1,256,741
*Mace Security International, Inc.	38,900	38,511
*Management Network Group, Inc.	224,773	74,175
#*Manhattan Associates, Inc.	72,894	1,348,539
Marchex, Inc. Class B	35,766	156,655
*Mastech Holdings, Inc.	27	89
Maximus, Inc.	59,200	2,523,104
*Maxwell Technologies, Inc.	43,979	622,743
*Measurement Specialties, Inc.	24,119	194,158
#*Mechanical Technology, Inc.	7	5
*MEMSIC, Inc.	100	407
#*Mentor Graphics Corp.	311,123	2,159,194
*Mercury Computer Systems, Inc.	358,437	4,122,026
*Merix Corp.	381,315	682,554
*Merrimac Industries, Inc.	12,771	107,915
Mesa Laboratories, Inc.	13,548	298,056
Methode Electronics, Inc.	71,700	543,486
Micrel, Inc.	154,373	1,207,197
*Micros Systems, Inc.	114,367	3,132,512
*Microsemi Corp.	187,602	2,560,767
*MicroStrategy, Inc.	26,300	1,605,615
*Microtune, Inc.	122,368	252,078
*Mindspeed Technologies, Inc.	22,857	61,714
*MIPS Technologies, Inc.	133,600	475,616
*MKS Instruments, Inc.	153,686	2,976,898
Mocon, Inc.	22,401	183,464
*ModusLink Global Solutions, Inc.	316,024	2,253,251
*Monolithic Power Systems, Inc.	85,019	1,886,572
*Monotype Imaging Holdings, Inc.	29,839	217,228
*MoSys, Inc.	35,027	56,744
*Move, Inc.	430,869	1,150,420
*MRV Communications, Inc.	739,416	451,783
*MSC.Software Corp.	76,965	562,614
*MTM Technologies, Inc.	306	275
MTS Systems Corp.	49,787	1,169,497
*Multi-Fineline Electronix, Inc.	47,262	1,077,101
*Nanometrics, Inc.	220,452	817,877
*Napco Security Technologies, Inc.	9,511	12,364
#*NCI, Inc.	21,183	671,289
*Netezza Corp.	18,097	163,597
*NETGEAR, Inc.	75,634	1,286,534
*NetLogic Microsystems, Inc.	55,978	2,224,566
*NetScout Systems, Inc.	86,150	857,192
#*NetSuite, Inc.	117,372	1,427,244
*Network Engines, Inc.	124,077	115,392
*Network Equipment Technologies, Inc.	64,176	365,803
*NeuStar, Inc.	108,300	2,456,244
*Newport Corp.	6,218	45,951
*Newtek Business Services, Inc.	157,795	64,696
*NextWave Wireless, Inc.	82,078	36,943

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NIC, Inc.	175,465	$1,331,779
*Novatel Wireless, Inc.	57,785	547,802
*Novell, Inc.	363,781	1,666,117
*Novellus Systems, Inc.	26,814	524,750
*Nu Horizons Electronics Corp.	272,457	1,076,205
*NumereX Corp. Class A	26,866	147,897
*NYFIX, Inc.	69,114	58,747
O.I. Corp.	8,590	43,809
*Occam Networks, Inc.	35,855	141,269
*Oclaro, Inc.	484,947	286,119
#*Omniture, Inc.	144,870	1,981,822
*OmniVision Technologies, Inc.	95,100	1,258,173
*Omtool, Ltd.	3,470	2,602
*Online Resources Corp.	56,800	375,448
*Onvia, Inc.	12,730	73,198
*Open Text Corp.	43,579	1,642,057
*Openwave Systems, Inc.	777,410	2,036,814
*Oplink Communications, Inc.	38,228	486,260
OPNET Technologies, Inc.	58,911	559,654
*Opnext, Inc.	88,309	179,267
*OPTi, Inc.	11,000	41,250
*Optical Cable Corp.	15,754	54,351
*Orbcomm, Inc.	20,200	45,248
*OSI Systems, Inc.	41,500	822,115
*Overland Storage, Inc.	219,703	169,171
#*Palm, Inc.	230,696	3,628,848
*PAR Technology Corp.	30,885	170,485
*Parametric Technology Corp.	203,813	2,631,226
Park Electrochemical Corp.	51,950	1,214,072
*ParkerVision, Inc.	76,939	234,664
*PC Connection, Inc.	39,700	227,878
*PC Mall, Inc.	40,500	351,945
*PC-Tel, Inc.	61,900	414,111
*PDF Solutions, Inc.	5,592	12,862
*Peerless Systems Corp.	22,500	50,625
Pegasystems, Inc.	94,167	2,664,926
*Perceptron, Inc.	15,018	61,574
*Perficient, Inc.	70,981	523,840
*Performance Technologies, Inc.	40,315	120,945
*Pericom Semiconductor Corp.	58,436	555,142
*Pervasive Software, Inc.	42,607	226,669
#*PFSweb, Inc.	6,817	8,862
*Phoenix Technologies, Ltd.	55,836	184,817
*Photronics, Inc.	115,006	587,681
*Pixelworks, Inc.	3	5
*Planar Systems, Inc.	301,370	358,630
Plantronics, Inc.	144,900	3,429,783
*PLATO Learning, Inc.	323,635	1,401,340
*Plexus Corp.	74,361	1,910,334
*PLX Technology, Inc.	70,263	274,026
*PMC-Sierra, Inc.	594,654	5,441,084
#*Polycom, Inc.	141,480	3,360,150
#Power Integrations, Inc.	68,800	2,015,152
*Powerwave Technologies, Inc.	1,762,661	2,220,953
*Presstek, Inc.	54,614	92,844
—*Price Communications Liquidation Trust	159,870	21,835
*Progress Software Corp.	107,903	2,441,845
*PROS Holdings, Inc.	48,808	383,631
QAD, Inc.	124,003	466,251
*QLogic Corp.	136,500	1,781,325
Qualstar Corp.	1,200	2,640

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Quantum Corp.	537,758	$494,737
#*Quest Software, Inc.	296,730	4,373,800
*QuickLogic Corp.	77,495	98,419
*Radiant Systems, Inc.	62,499	628,740
*RadiSys Corp.	131,988	1,045,345
#*Rambus, Inc.	136,200	2,305,866
*Ramtron International Corp.	63,900	76,041
*RealNetworks, Inc.	375,119	1,087,845
Renaissance Learning, Inc.	45,868	446,296
#*Research Frontiers, Inc.	4,300	16,598
*RF Industries, Ltd.	5,641	25,384
*RF Micro Devices, Inc.	1,149,123	5,975,440
*RF Monolithics, Inc.	23,489	12,214
Richardson Electronics, Ltd.	61,920	230,342
*RightNow Technologies, Inc.	60,134	724,013
*Rimage Corp.	20,673	344,619
#*Riverbed Technology, Inc.	105,371	2,108,474
*Rofin-Sinar Technologies, Inc.	91,954	1,996,321
*Rogers Corp.	37,200	928,140
*Rubicon Technology, Inc.	38,116	450,531
*Rudolph Technologies, Inc.	540,121	4,412,789
*S1 Corp.	176,311	1,250,045
*Saba Software, Inc.	54,296	206,868
*Salary.com, Inc.	7,800	21,840
*Sanmina-SCI Corp.	434,058	264,775
*Sapient Corp.	339,907	2,270,579
*SAVVIS, Inc.	103,120	1,496,271
#*ScanSource, Inc.	70,300	2,005,659
*Schmitt Industries, Inc.	2,366	10,339
*Scientific Learning Corp.	7,350	16,023
*SCM Microsystems, Inc.	50,472	111,038
*SeaChange International, Inc.	79,673	729,008
*Selectica, Inc.	148,320	59,343
*Semitool, Inc.	61,447	363,766
*Semtech Corp.	115,916	2,132,854
Servidyne, Inc.	346	644
*ShoreTel, Inc.	83,963	723,761
#*Sigma Designs, Inc.	56,200	908,754
*Sigmatron International, Inc.	2,200	4,510
*Silicon Graphics International Corp.	55,561	278,916
*Silicon Image, Inc.	125,901	308,457
#*Silicon Laboratories, Inc.	92,924	3,979,935
*Silicon Storage Technology, Inc.	90,400	169,952
*Simulations Plus, Inc.	36,778	56,638
*Skyworks Solutions, Inc.	423,193	5,112,171
*Smart Modular Technologies (WWH), Inc.	27,000	80,460
*Smith Micro Software, Inc.	61,256	700,156
*Soapstone Networks, Inc.	53,559	26,512
*Sonic Foundry, Inc.	110,100	64,959
#*Sonic Solutions, Inc.	88,589	321,578
*SonicWALL, Inc.	102,258	776,138
*Soundbite Communications, Inc.	950	3,040
*Sourcefire, Inc.	48,934	863,196
*Spark Networks, Inc.	32,048	78,838
*Spectrum Control, Inc.	45,591	449,983
*SPSS, Inc.	52,242	2,584,934
*SRA International, Inc.	114,700	2,259,590
*SRS Labs, Inc.	30,438	226,459
*Stamford Industrial Group, Inc.	2,420	1,815
*Standard Microsystems Corp.	60,217	1,397,034
#*Starent Networks Corp.	91,111	2,184,842

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*StarTek, Inc.	53,389	$504,526
#*STEC, Inc.	131,815	4,493,573
*SteelCloud, Inc.	9,647	2,605
#*Stratasys, Inc.	58,900	929,442
#*SuccessFactors, Inc.	107,965	1,139,031
*Sunrise Telecom, Inc.	18,500	16,280
*Super Micro Computer, Inc.	50,658	402,225
*Supertex, Inc.	36,000	829,800
*Support.com, Inc.	54,924	135,113
*Switch and Data Facilities Co.	65,644	911,795
*Sycamore Networks, Inc.	733,288	2,493,179
*Symmetricom, Inc.	461,753	2,992,159
*Symyx Technologies, Inc.	64,723	448,530
#*Synaptics, Inc.	105,950	2,539,622
*Synchronoss Technologies, Inc.	58,702	697,380
*SYNNEX Corp.	76,400	2,171,288
#Syntel, Inc.	108,782	4,305,592
Taitron Components, Inc.	2,900	2,350
#*Take-Two Interactive Software, Inc.	209,601	1,995,402
*Taleo Corp. Class A	59,363	1,038,852
*Tech Data Corp.	82,476	2,880,887
*Technical Communications Corp.	400	2,100
Technitrol, Inc.	77,919	565,692
*Technology Solutions Co.	36,125	7,586
*TechTarget, Inc.	10,200	57,120
*TechTeam Global, Inc.	39,271	254,869
*Techwell, Inc.	39,996	381,562
*Tekelec	182,792	3,361,545
*TeleCommunication Systems, Inc.	97,599	808,120
*TeleTech Holdings, Inc.	154,288	2,579,695
*Telular Corp.	2,745	7,192
#*Teradyne, Inc.	305,529	2,407,569
#*Terremark Worldwide, Inc.	121,915	759,530
*Tessco Technologies, Inc.	17,006	256,450
*Tessera Technologies, Inc.	92,365	2,594,533
TheStreet.com, Inc.	68,942	143,399
*THQ, Inc.	128,400	861,564
#*TIBCO Software, Inc.	474,473	4,142,149
*Tier Technologies, Inc. Class B	56,086	415,036
*TII Network Technologies, Inc.	2,460	2,583
*TiVo, Inc.	244,259	2,503,655
*TNS, Inc.	59,210	1,357,685
*Tollgrade Communications, Inc.	158,472	885,858
*Track Data Corp.	9,829	32,927
*Transact Technologies, Inc.	27,550	150,974
*Trans-Lux Corp.	4,588	5,414
*Transwitch Corp.	184,579	98,565
#*Travelzoo, Inc.	32,402	442,287
*Trio-Tech International	400	966
*Triquint Semiconductor, Inc.	324,078	2,326,880
*TSR, Inc.	10,113	21,743
*TTM Technologies, Inc.	101,000	996,870
#*Tyler Technologies, Inc.	109,800	1,690,920
Ulticom, Inc.	111,530	200,754
#*Ultimate Software Group, Inc.	66,599	1,704,934
*Ultra Clean Holdings, Inc.	38,084	150,432
*Ultratech, Inc.	50,599	602,634
*Unica Corp.	43,338	271,296
United Online, Inc.	236,535	2,171,391
#*Universal Display Corp.	86,216	1,047,524
#*UTStarcom, Inc.	492,023	841,359

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ValueClick, Inc.	248,376	$2,856,324
#*Varian Semiconductor Equipment Associates, Inc.	61,640	1,974,946
*Veeco Instruments, Inc.	61,070	1,150,559
#*VeriFone Holdings, Inc.	160,495	1,446,060
*Verint Systems, Inc.	84,334	1,008,635
*Viasat, Inc.	76,591	2,067,957
*Vicon Industries, Inc.	15,389	100,028
*Video Display Corp.	20,028	62,487
*Virage Logic Corp.	41,027	204,725
*Virtusa Corp.	45,823	427,070
*Vishay Intertechnology, Inc.	391,707	2,785,037
#*VistaPrint, Ltd.	33,600	1,386,000
#*Vocus, Inc.	36,516	614,199
*Volterra Semiconductor Corp.	53,476	887,167
Wayside Technology Group, Inc.	3,900	28,938
*Web.com Group, Inc.	163,052	1,001,139
#*WebMD Health Corp. Class A	12,458	416,222
*WebMediaBrands, Inc.	186,147	96,796
*Websense, Inc.	118,472	1,753,386
*Westell Technologies, Inc.	315,209	356,186
*White Electronics Designs Corp.	43,428	198,466
*Winland Electronics, Inc.	23,806	17,378
*Wireless Ronin Technologies, Inc.	24,695	74,826
*Wireless Telecom Group, Inc.	64,560	43,901
*WPCS International, Inc.	34,365	100,002
*Wright Express Corp.	74,850	2,116,758
*X-Rite, Inc.	1,318	2,320
#*Zebra Technologies Corp. Class A	100,797	2,463,479
*Zhone Technologies, Inc.	288,606	101,012
*ZiLOG, Inc.	54,368	135,376
#*Zix Corp.	35,367	58,356
*Zoran Corp.	392,551	4,522,188
*Zygo Corp.	16,800	106,176

Total Information Technology		510,102,581

Materials — (3.7%)
A. Schulman, Inc.	70,355	1,499,265
A.M. Castle & Co.	41,262	435,314
*AEP Industries, Inc.	13,511	431,136
AK Steel Holding Corp.	44,300	871,381
#AMCOL International Corp.	81,875	1,540,069
*American Pacific Corp.	25,833	209,247
American Vanguard Corp.	48,874	423,249
*Arabian American Development Co.	6,953	23,988
Arch Chemicals, Inc.	66,742	1,772,000
Ashland, Inc.	14,471	479,569
*Balchem Corp.	47,037	1,305,277
*Boise, Inc.	4,600	10,948
*Brush Engineered Materials, Inc.	45,700	974,781
*Buckeye Technologies, Inc.	320,587	2,035,727
*Bway Holding Co.	39,415	626,699
Cabot Corp.	111,182	2,034,631
*Calgon Carbon Corp.	123,600	1,566,012
#Carpenter Technology Corp.	72,362	1,352,446
#*Century Aluminum Co.	17,043	142,820
#*Coeur d’Alene Mines Corp.	123,201	1,749,454
*Continental Materials Corp.	300	2,580
*Core Molding Technologies, Inc.	10,100	30,906
Cytec Industries, Inc.	69,800	1,751,980
Deltic Timber Corp.	34,133	1,534,961
*Detrex Corp.	500	1,112

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Eagle Materials, Inc.	78,478	$2,142,449
#*Ferro Corp.	117,630	584,621
Flamemaster Corp.	189	794
#*Flotek Industries, Inc.	23,500	44,180
Friedman Industries, Inc.	21,781	120,013
*General Moly, Inc.	136,599	386,575
*Gentek, Inc.	19,199	455,592
#*Georgia Gulf Corp.	11,455	198,065
*Graphic Packaging Holding Co.	24,167	51,476
H.B. Fuller Co.	162,218	3,270,315
Hawkins, Inc.	40,720	763,907
*Haynes International, Inc.	21,700	499,751
*Headwaters, Inc.	118,766	364,612
#*Hecla Mining Co.	392,277	1,235,673
*Horsehead Holding Corp.	63,479	678,591
*Huntsman Corp.	424,548	2,606,725
*ICO, Inc.	38,840	160,409
*Impreso, Inc.	5,200	5,460
#Innophos Holdings, Inc.	38,235	718,053
*Innospec, Inc.	44,827	535,234
Kaiser Aluminum Corp.	48,464	1,602,220
*Kapstone Paper and Packaging Corp.	15,800	79,632
KMG Chemicals, Inc.	12,754	94,380
Koppers Holdings, Inc.	38,800	1,082,908
*Kronos Worldwide, Inc.	9,097	74,777
*Landec Corp.	73,100	461,992
*Louisiana-Pacific Corp.	222,624	939,473
*LSB Industries, Inc.	47,006	834,827
*Material Sciences Corp.	254,823	354,204
Minerals Technologies, Inc.	50,300	2,186,541
*Mod-Pac Corp.	30,416	82,732
Myers Industries, Inc.	84,419	830,683
Neenah Paper, Inc.	104,799	1,027,030
NewMarket Corp.	43,500	3,290,775
NL Industries, Inc.	123,090	840,705
*Northern Technologies International Corp.	13,990	121,573
#Olin Corp.	194,552	2,682,872
Olympic Steel, Inc.	22,800	581,628
#*OM Group, Inc.	86,800	2,921,688
*OMNOVA Solutions, Inc.	83,268	467,133
P.H. Glatfelter Co.	102,234	1,058,122
Packaging Corp. of America	158,500	3,117,695
*Penford Corp.	25,900	169,904
*PolyOne Corp.	205,754	882,685
Quaker Chemical Corp.	28,720	516,960
*Rock of Ages Corp.	59,223	127,033
Rock-Tenn Co. Class A	100,000	4,496,000
*Rockwood Holdings, Inc.	140,797	2,523,082
#Royal Gold, Inc.	76,335	3,135,842
*RTI International Metals, Inc.	43,000	763,680
Schnitzer Steel Industries, Inc. Class A	37,110	1,995,405
Schweitzer-Maudoit International, Inc.	104,668	3,422,644
*Senomyx, Inc.	35,424	99,187
Sensient Technologies Corp.	125,500	3,161,345
*Solutia, Inc.	217,967	1,948,625
*Spartech Corp.	100,918	1,261,475
Stepan Co.	24,400	1,092,632
*Stillwater Mining Co.	178,894	1,196,801
*Synalloy Corp.	13,650	118,755
Temple-Inland, Inc.	162,339	2,542,229
#Texas Industries, Inc.	52,000	2,366,000

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Titanium Metals Corp.	70,320	$588,578
*U.S. Concrete, Inc.	570,047	1,117,292
*U.S. Energy Corp.	10,000	21,000
#*U.S. Gold Corp.	189,028	559,523
*UFP Technologies, Inc.	3,500	17,500
*United States Lime & Minerals, Inc.	18,396	720,939
*Universal Stainless & Alloy Products, Inc.	11,656	205,262
#Valhi, Inc.	29,403	386,061
*Vulcan International Corp.	700	23,450
#*W.R. Grace & Co.	137,068	2,279,441
*Wausau Paper Corp.	361,543	3,398,504
*Webco Industries, Inc.	600	26,400
#Westlake Chemical Corp.	117,218	2,929,278
*Williams Industries, Inc.	1,200	1,692
#Worthington Industries, Inc.	173,679	2,296,036
Zep, Inc.	36,800	591,744
#*Zoltek Companies, Inc.	61,900	614,048

Total Materials		109,958,669

Other — (0.0%)
—*Allen Organ Co. Escrow Shares	800	7,270
—*Big 4 Ranch, Inc.	3,200	—
—*DLB Oil & Gas, Inc. Escrow Shares	1,300	—
—*ePresence, Inc. Escrow Shares	25,100	—
—*iGo, Inc. Escrow Shares	4,100	—
—*Landco Real Estate LLC	800	—
—*MAIR Holdings, Inc. Escrow Shares	51,616	—
—*Noel Group, Inc.	8,000	40
—#*Pelican Financial, Inc. Escrow Shares	300	—
—*Petrocorp, Inc. Escrow Shares	6,900	414
—*Tripos Escrow Shares	220	20

Total Other		7,744

Telecommunication Services — (0.8%)
#Alaska Communications Systems Group, Inc.	115,643	856,915
*Arbinet Corp.	7,900	16,590
Atlantic Tele-Network, Inc.	28,983	1,215,257
#*Cbeyond, Inc.	51,188	717,656
*Centennial Communications Corp.	158,786	1,217,888
*Cincinnati Bell, Inc.	408,227	1,277,750
#*Cogent Communications Group, Inc.	100,400	832,316
#Consolidated Communications Holdings, Inc.	69,076	872,430
D&E Communications, Inc.	136,890	1,451,034
#*FairPoint Communications, Inc.	76,100	44,899
*General Communications, Inc. Class A	113,181	775,290
*Global Crossing, Ltd.	113,272	1,231,267
Hickory Tech Corp.	29,945	253,634
*IDT Corp.	12,859	29,576
*IDT Corp. Class B	53,772	139,807
#Iowa Telecommunications Services, Inc.	71,700	879,042
*iPCS, Inc.	32,268	581,147
*Neutral Tandem, Inc.	62,386	1,933,966
#NTELOS Holdings Corp.	71,706	1,110,726
*PAETEC Holding Corp.	267,136	785,380
*Premiere Global Services, Inc.	199,337	1,911,642
*Purple Communications, Inc.	56	148
*Shenandoah Telecommunications Co.	39,806	810,450
*SureWest Communications	99,781	1,278,194
*Syniverse Holdings, Inc.	130,092	2,280,513
#*tw telecom, inc.	229,283	2,269,902
*USA Mobility, Inc.	46,221	623,983

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Warwick Valley Telephone Co.	14,696	$169,592
*Xeta Corp.	69,805	150,081

Total Telecommunication Services		25,717,075

Utilities — (1.8%)
#ALLETE, Inc.	83,066	2,656,451
*AMEN Properties, Inc.	1,975	7,406
American States Water Co.	46,631	1,695,037
Artesian Resources Corp. Class A	12,082	213,731
Avista Corp.	143,550	2,658,546
#Black Hills Corp.	95,999	2,496,934
*Cadiz, Inc.	22,951	267,150
California Water Service Group	56,495	2,139,466
Central Vermont Public Service Corp.	30,150	555,966
CH Energy Group, Inc.	43,250	2,140,443
Chesapeake Utilities Corp.	20,310	673,276
#Cleco Corp.	157,387	3,728,498
Connecticut Water Services, Inc.	23,871	516,330
Delta Natural Gas Co., Inc.	7,289	175,592
*El Paso Electric Co.	125,400	1,894,794
Empire District Electric Co.	82,800	1,520,208
#Energy West, Inc.	6,200	51,584
*Environmental Power Corp.	29,836	14,321
Florida Public Utilities Co.	6,733	93,993
#Hawaiian Electric Industries, Inc.	7,292	130,308
#IDACORP, Inc.	112,400	3,115,728
Laclede Group, Inc.	60,400	2,027,628
Maine & Maritimes Corp.	4,330	155,880
MGE Energy, Inc.	57,227	2,052,732
Middlesex Water Co.	36,408	556,678
#New Jersey Resources Corp.	34,609	1,335,907
#Nicor, Inc.	3,500	127,540
#Northwest Natural Gas Co.	77,000	3,437,280
NorthWestern Corp.	69,899	1,691,556
Pennichuck Corp.	4,918	112,868
#PNM Resources, Inc.	164,539	2,007,376
Portland General Electric Co.	128,100	2,437,743
*Renegy Holdings, Inc.	2,699	5,398
RGC Resources, Inc.	3,464	90,237
SJW Corp.	49,450	1,108,669
South Jersey Industries, Inc.	79,828	2,944,057
Southwest Gas Corp.	111,100	2,690,842
Southwest Water Co.	68,167	333,337
UIL Holdings Corp.	64,466	1,572,970
#Unisource Energy Corp.	94,485	2,607,786
Unitil Corp.	35,369	730,016
#York Water Co.	20,417	353,418

Total Utilities		55,125,680

TOTAL COMMON STOCKS		2,438,127,807

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
*Caliper Life Sciences, Inc. Warrants 08/10/11	44	$8
—*CSF Holding, Inc. Litigation Rights	3,250	—
—*DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*Federal-Mogul Corp. Warrants 12/27/14	4,373	1,268
—*Lantronix, Inc. Warrants 2008	65	—
—*Mossimo, Inc. Contingent Rights	16,100	—
—*Preferred Bank Rights 08/24/09	7,900	2,654
—*Tengasco, Inc. Warrants	683	—
*Valley National Bancorp Warrants 06/30/15	616	1,321

TOTAL RIGHTS/WARRANTS		5,251

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $11,355,000 FHLMC 4.50%, 05/01/23, valued at $10,028,748) to be repurchased at $9,880,156	$9,880	9,880,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (18.6%)
§@DFA Short Term Investment Fund LP	552,352,344	552,352,344
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $5,325,346 FHLMC 4.000%, 07/01/39, valued at $5,186,151) to be repurchased at $5,035,182	$5,035	5,035,098
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $2,145,000 FNMA 6.000%, 02/01/39, valued at $2,000,556) to be repurchased at $1,941,823	1,942	1,941,792

TOTAL SECURITIES LENDING COLLATERAL		559,329,234

TOTAL INVESTMENTS — (100.0%) (Cost $3,037,900,700)##		$3,007,342,292

U.S. SMALL CAP PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$447,052,506	—	—	$447,052,506
Consumer Staples	103,972,782	—	—	103,972,782
Energy	115,389,985	—	—	115,389,985
Financials	324,679,072	$29,304	—	324,708,376
Health Care	322,575,112	131,622	—	322,706,733
Industrials	423,385,676	—	—	423,385,676
Information Technology	510,080,746	21,835	—	510,102,581
Materials	109,958,669	—	—	109,958,669
Other	—	7,744	—	7,744
Telecommunication Services	25,717,075	—	—	25,717,075
Utilities	55,125,680	—	—	55,125,680
Rights/Warrants	2,597	2,654	—	5,251
Temporary Cash Investments	—	9,880,000	—	9,880,000
Securities Lending Collateral	—	559,329,234	—	559,329,234

TOTAL	$2,437,939,899	$569,402,393	—	$3,007,342,292

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (83.9%)
Consumer Discretionary — (14.4%)
#*1-800-FLOWERS.COM, Inc.	161,868	$388,483
*4Kids Entertainment, Inc.	123,488	216,104
*99 Cents Only Stores	54,061	791,994
*A.C. Moore Arts & Crafts, Inc.	200,906	725,271
*Acme Communications, Inc.	145,810	43,743
Acme United Corp.	31,807	268,769
*AFC Enterprises, Inc.	78,390	582,438
*Aldila, Inc.	52,806	180,068
*Alloy, Inc.	68,996	442,954
Ambassadors Group, Inc.	143,294	2,219,624
*Ambassadors International, Inc.	791	233
AMCON Distributing Co.	5,690	333,434
#*American Apparel, Inc.	116,696	448,113
#*American Axle & Manufacturing Holdings, Inc.	117,100	257,620
*American Biltrite, Inc.	90,049	113,462
*America’s Car-Mart, Inc.	105,056	2,297,575
*Amerigon, Inc.	65,599	551,688
*AnnTaylor Stores Corp.	111,000	1,339,770
#Arbitron, Inc.	47,855	779,079
#*Arctic Cat, Inc.	110,720	682,035
*Ark Restaurants Corp.	30,871	393,297
#*ArvinMeritor, Inc.	671,630	4,862,601
*Asbury Automotive Group, Inc.	295,080	4,128,169
*Atrinsic, Inc.	96,610	100,474
*Audiovox Corp. Class A	165,885	1,308,833
*Bakers Footwear Group, Inc.	60,195	47,554
*Ballantyne Strong, Inc.	1,394	3,290
Barry (R.G.) Corp.	132,496	946,021
*Bassett Furniture Industries, Inc.	90,500	226,250
*Beasley Broadcast Group, Inc.	65,543	190,730
#*Beazer Homes USA, Inc.	429,016	1,381,432
#bebe stores, inc.	208,824	1,518,150
*Belo Corp.	368,815	877,780
Belo Corp. Class A	802,235	2,302,414
*Benihana, Inc.	15,670	134,919
*Benihana, Inc. Class A	3,619	29,024
Big 5 Sporting Goods Corp.	91,609	1,190,917
*Birks & Mayors, Inc.	11,556	4,738
#*BJ’s Restaurants, Inc.	101,854	1,637,812
#*Blockbuster, Inc. Class A	747,928	545,987
*Blockbuster, Inc. Class B	269,832	102,536
#*Blue Nile, Inc.	52,402	2,422,544
*Bluegreen Corp.	277,229	767,924
Blyth, Inc.	26,630	1,129,911
#*Bon-Ton Stores, Inc.	133,472	467,152
Books-A-Million, Inc.	41,528	384,965
*Borders Group, Inc.	161,557	641,381
Bowl America, Inc. Class A	55,406	742,440
*Boyd Gaming Corp.	143,600	1,319,684
*Broadview Institute, Inc.	15,800	27,571
#*Brookfield Homes Corp.	72,100	405,923
Brown Shoe Company, Inc.	122,228	947,267
#*Brunswick Corp.	643,908	4,623,259
#*Buffalo Wild Wings, Inc.	156,089	6,298,191
*Build-A-Bear-Workshop, Inc.	56,905	270,299
#*Cabela’s, Inc.	205,540	3,331,803
*Cache, Inc.	85,059	363,202

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*California Coastal Communities, Inc.	107,476	$146,167
#*California Pizza Kitchen, Inc.	181,960	3,002,340
#Callaway Golf Co.	192,719	1,227,620
*Canterbury Park Holding Corp.	24,468	171,276
*Caribou Coffee Co.	35,113	204,007
*Carmike Cinemas, Inc.	126,443	1,201,208
*Carriage Services, Inc.	168,400	618,028
*Carrols Restaurant Group, Inc.	216,330	1,464,554
#*Casual Male Retail Group, Inc.	140,470	299,201
#Cato Corp. Class A	253,222	5,036,586
*Cavalier Homes, Inc.	169,400	464,156
*Cavco Industries, Inc.	56,747	1,942,450
#*CEC Entertainment, Inc.	128,411	3,745,749
*Charles & Colvard, Ltd.	53,548	22,490
*Charlotte Russe Holding, Inc.	132,762	1,992,758
#*Charming Shoppes, Inc.	1,051,728	5,079,846
#*Cheesecake Factory, Inc.	100,140	1,939,712
#Cherokee, Inc.	81,398	1,652,379
Christopher & Banks Corp.	85,151	674,396
*Chromcraft Revington, Inc.	97,750	81,132
*Churchill Downs, Inc.	112,024	4,200,900
#*Citi Trends, Inc.	135,067	3,943,956
CKE Restaurants, Inc.	220,441	1,950,903
*Coachmen Industries, Inc.	117,100	134,665
*Coast Distribution System, Inc.	41,382	82,764
*Cobra Electronics Corp.	14,173	17,858
#*Coinstar, Inc.	79,703	2,648,531
*Coldwater Creek, Inc.	347,785	2,552,742
*Collectors Universe, Inc.	49,826	203,788
*Concord Camera Corp.	49,560	149,672
#*Conn’s, Inc.	227,058	2,863,201
Cooper Tire & Rubber Co.	589,954	8,707,721
*Core-Mark Holding Co., Inc.	41,875	1,124,762
#*Cosi, Inc.	3,033	1,456
*Cost Plus, Inc.	148,999	222,009
CPI Corp.	12,614	231,341
#Cracker Barrel Old Country Store, Inc.	60,486	1,745,626
*Craftmade International, Inc.	63,108	184,275
#*Crocs, Inc.	157,951	540,192
#*Crown Media Holdings, Inc.	170,294	345,697
CSS Industries, Inc.	53,050	1,230,760
*Culp, Inc.	322,413	2,124,702
#*Cumulus Media, Inc. Class A	138,366	88,278
*Cybex International, Inc.	6,772	6,772
*Cycle Country Accessories Corp.	488	185
*Daily Journal Corp.	200	9,204
#*Deckers Outdoor Corp.	2,630	177,814
*Decorator Industries, Inc.	20,587	12,146
*dELiA*s, Inc.	2,460	6,199
*Delta Apparel, Inc.	77,201	652,348
*Destination Maternity Corp.	43,319	988,540
#Dillard’s, Inc. Class A	363,584	3,857,626
*DineEquity, Inc.	71,400	1,764,294
*Dixie Group, Inc.	104,300	327,502
*Dolan Media Co.	62,530	852,284
*Domino’s Pizza, Inc.	218,046	1,792,338
*Dorman Products, Inc.	158,255	2,590,634
Dover Downs Gaming & Entertainment, Inc.	136,270	745,397
Dover Motorsports, Inc.	168,371	235,719
#*Dress Barn, Inc. (The)	160,101	2,495,975
#*Drew Industries, Inc.	188,220	3,611,942

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*drugstore.com, Inc.	28,851	$65,492
*DSW, Inc.	58,600	790,514
*Duckwall-ALCO Stores, Inc.	52,900	903,532
*E.W. Scripps Co.	47,321	190,230
*EDCI Holdings, Inc.	62,230	354,711
#*Eddie Bauer Holdings, Inc.	9,978	649
Educational Development Corp.	33,015	159,628
*Einstein Noah Restaurant Group, Inc.	39,616	420,722
*ELXSI Corp.	7,100	9,762
*Emerson Radio Corp.	243,478	180,174
*Emmis Communications Corp. Class A	303,222	81,870
#*Empire Resorts, Inc.	15,100	29,143
*Enova Systems, Inc.	376	305
*Entercom Communications Corp.	853,715	2,347,716
*Entravision Communications Corp.	1,230,758	713,840
*Escalade, Inc.	62,320	62,320
#Ethan Allen Interiors, Inc.	211,231	2,688,971
#*Ever-Glory International Group, Inc.	1,600	3,024
*Exide Technologies	135,562	660,187
*Famous Dave’s of America, Inc.	48,226	314,916
*Federal Screw Works	12,548	25,096
*FGX International Holdings, Ltd.	32,454	428,717
Finish Line, Inc. Class A	346,634	3,015,716
*Fisher Communications, Inc.	24,554	454,495
*Flanigan’s Enterprises, Inc.	20,756	106,893
Flexsteel Industries, Inc.	53,266	433,053
*Footstar, Inc.	81,000	81,000
FortuNet, Inc.	5,362	6,327
*Franklin Electronic Publishers, Inc.	81,300	180,486
*Frederick’s of Hollywood Group, Inc.	403	379
Fred’s, Inc.	304,496	4,104,606
Frisch’s Restaurants, Inc.	63,868	1,772,337
*Fuel Systems Solutions, Inc.	149,650	3,753,222
*Full House Resorts, Inc.	2,402	5,885
*Furniture Brands International, Inc.	169,712	680,545
*Gaiam, Inc.	44,634	223,616
*GameTech International, Inc.	40,474	78,115
*Gaming Partners International Corp.	13,959	99,109
*Gander Mountain Co.	186,898	1,100,829
*Gaylord Entertainment Co.	46,200	659,274
#*Genesco, Inc.	147,400	3,201,528
*G-III Apparel Group, Ltd.	152,730	1,846,506
*Global Entertainment Corp.	5	2
*Global Traffic Network, Inc.	10,624	45,364
*Golfsmith International Holdings, Inc.	1,000	1,840
*Gray Television, Inc.	352,972	172,956
*Gray Television, Inc. Class A	41,200	32,960
*Great Wolf Resorts, Inc.	257,047	694,027
*Group 1 Automotive, Inc.	97,100	2,860,566
#*Gymboree Corp.	6,330	251,807
*Hallwood Group, Inc. (The)	6,588	80,374
*Hampshire Group, Ltd.	25,800	70,950
*Harris Interactive, Inc.	559,304	240,445
#Harte-Hanks, Inc.	343,256	3,714,030
*Hastings Entertainment, Inc.	95,270	434,431
#*Haverty Furniture Co., Inc.	141,600	1,520,784
*Haverty Furniture Co., Inc. Class A	16,350	175,763
*Hawk Corp.	80,416	1,145,928
#*Hayes Lemmerz International, Inc.	184,887	7,858
*Heelys, Inc.	9,600	18,144
*Helen of Troy, Ltd.	97,920	2,129,760

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*hhgregg, Inc.	92,509	$1,697,540
#*Hibbett Sporting Goods, Inc.	205,898	3,790,582
*Hollywood Media Corp.	2,692	4,280
Hooker Furniture Corp.	73,012	1,002,455
*Hot Topic, Inc.	250,208	1,934,108
#*Hovnanian Enterprises, Inc. Class A	93,768	300,058
*HSN, Inc.	74,421	753,885
*Iconix Brand Group, Inc.	162,601	2,848,770
#*Image Entertainment, Inc.	149,561	128,622
*Infosonics Corp.	69,762	129,757
*Insignia Systems, Inc.	51,150	171,352
*Interstate Hotels & Resorts, Inc.	267,685	240,917
*Interval Leisure Group, Inc.	94,214	993,958
#*iRobot Corp.	169,146	1,896,127
*Isle of Capri Casinos, Inc.	92,305	1,097,506
*J. Alexander’s Corp.	62,383	266,375
*Jackson Hewitt Tax Service, Inc.	74,875	452,994
*Jaclyn, Inc.	20,127	140,889
*JAKKS Pacific, Inc.	227,958	2,628,356
*Jennifer Convertibles, Inc.	394	213
*Jo-Ann Stores, Inc.	231,900	5,403,270
*Johnson Outdoors, Inc.	65,437	427,958
Jones Apparel Group, Inc.	99,795	1,373,179
#*Jos. A. Bank Clothiers, Inc.	176,578	6,460,989
*Journal Communications, Inc. Class A	29,735	82,663
#*K12, Inc.	51,635	969,189
*Kenneth Cole Productions, Inc. Class A	15,551	124,875
*Kirkland’s, Inc.	47,231	652,260
*Knology, Inc.	105,409	906,517
*Kona Grill, Inc.	666	2,404
Koss Corp.	69,720	948,192
*Krispy Kreme Doughnuts, Inc.	121,579	372,032
KSW, Inc.	59,720	171,396
*K-Swiss, Inc. Class A	80,420	871,753
LaCrosse Footwear, Inc.	63,786	685,700
*Lakeland Industries, Inc.	40,544	308,540
*Lakes Entertainment, Inc.	153,884	580,143
*Landry’s Restaurants, Inc.	34,900	312,704
*Lazare Kaplan International, Inc.	83,500	208,750
*La-Z-Boy, Inc.	475,991	3,222,459
*LeapFrog Enterprises, Inc.	214,505	611,339
#*Lear Corp.	863,557	185,665
*Learning Tree International, Inc.	165,855	1,779,624
*Lee Enterprises, Inc.	63,153	89,046
*Libbey, Inc.	1,142	2,398
*Lifetime Brands, Inc.	111,929	464,505
*LIN TV Corp.	258,800	507,248
#*Lincoln Educational Services Corp.	123,921	2,523,032
*Lithia Motors, Inc. Class A	114,643	1,374,570
#*Live Nation, Inc.	99,956	583,743
#*Liz Claiborne, Inc.	158,020	499,343
*Lodgenet Entertainment Corp.	40,446	188,478
*Lodgian, Inc.	200,356	256,456
*LOUD Technologies, Inc.	7,260	653
*Luby’s, Inc.	251,150	1,142,732
#*Lumber Liquidators, Inc.	80,369	1,319,659
*M/I Homes, Inc.	127,328	1,671,817
*Mac-Gray Corp.	116,200	1,428,098
*Maidenform Brands, Inc.	208,612	2,885,104
Marcus Corp. (The)	204,760	2,588,166
#*Marine Products Corp.	322,455	1,815,422

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*MarineMax, Inc.	170,960	$1,150,561
*Martha Stewart Living Omnimedia, Inc.	71,950	247,508
*MAXXAM, Inc.	40,045	352,396
*McCormick & Schmick’s Seafood Restaurants, Inc.	28,191	218,198
McRae Industries, Inc. Class A	8,800	90,200
*Meade Instruments Corp.	152,660	48,851
*Media General, Inc. Class A	43,000	199,950
*Mediacom Communications Corp.	678,959	3,252,214
*Medialink Worldwide, Inc.	59,209	11,250
*Merisel, Inc.	5	2
*Meritage Homes Corp.	107,900	2,309,060
*Midas, Inc.	129,393	1,277,109
*Modine Manufacturing Co.	177,115	1,354,930
*Monarch Casino & Resort, Inc.	145,340	1,318,234
#Monro Muffler Brake, Inc.	187,706	4,991,103
*Morgan’s Foods, Inc.	500	1,475
#*Morgans Hotel Group Co.	159,980	777,503
*Morton’s Restaurant Group, Inc.	73,167	266,328
*Motorcar Parts of America, Inc.	199	836
*Movado Group, Inc.	164,071	2,342,934
*MTR Gaming Group, Inc.	14,683	54,033
#*Multimedia Games, Inc.	266,909	1,500,029
*Nathan’s Famous, Inc.	57,075	741,975
#National CineMedia, Inc.	105,836	1,556,848
National Presto Industries, Inc.	24,615	1,978,061
*Nautilus Group, Inc.	310,614	661,608
*Navarre Corp.	246,157	455,390
*Nevada Gold & Casinos, Inc.	352	426
*New Frontier Media, Inc.	2,326	4,885
*New York & Co., Inc.	207,999	748,796
*NexCen Brands, Inc.	149,951	28,491
*Nexstar Broadcasting Group, Inc.	612	490
*Nobel Learning Communities, Inc.	71,537	849,860
*Nobility Homes, Inc.	43,800	377,775
*NTN Communications, Inc.	55,566	20,559
#Nutri/System, Inc.	96,572	1,374,220
*O’Charleys, Inc.	196,846	2,045,230
*OfficeMax, Inc.	411,966	3,835,403
*Ohio Art Co.	3,600	10,800
*Orange 21, Inc.	13,301	11,971
*Orbitz Worldwide, Inc.	17,000	44,200
#*Orient-Express Hotels, Ltd.	71,400	631,890
#*Orleans Homebuilders, Inc.	169,600	559,680
*Outdoor Channel Holdings, Inc.	142,323	1,078,808
#*Overstock.com, Inc.	195,758	2,578,133
Oxford Industries, Inc.	141,900	1,945,449
*P & F Industries, Inc. Class A	4,983	8,172
#*P.F. Chang’s China Bistro, Inc.	98,647	3,345,120
*Pacific Sunwear of California, Inc.	123,755	410,867
*Palm Harbor Homes, Inc.	206,034	467,697
*Papa John’s International, Inc.	217,257	5,520,500
#*Peet’s Coffee & Tea, Inc.	135,649	3,726,278
#*Penske Automotive Group, Inc.	909,083	18,799,836
#Pep Boys - Manny, Moe & Jack (The)	580,062	5,760,016
*Perfumania Holdings, Inc.	10,825	26,088
*Perry Ellis International, Inc.	119,400	920,574
#*PetMed Express, Inc.	237,313	4,404,529
*Phoenix Footwear Group, Inc.	62,100	31,050
*Pier 1 Imports, Inc.	759,929	1,717,440
*Pinnacle Entertainment, Inc.	540,950	5,425,728
#*Playboy Enterprises, Inc. Class A	775	2,441

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Playboy Enterprises, Inc. Class B	159,505	$381,217
*Point.360	42,346	50,392
#*PokerTek, Inc.	294	206
*Pomeroy IT Solutions, Inc.	111,856	668,899
*Premier Exhibitions, Inc.	2,033	1,515
#*Pre-Paid Legal Services, Inc.	125,400	6,115,758
PRIMEDIA, Inc.	26,674	61,350
#*Princeton Review, Inc.	313,009	1,696,509
*Proliance International, Inc.	92,420	277
*Q.E.P. Co., Inc.	33,487	104,145
#*Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	312,562
*Quiksilver, Inc.	96,300	207,045
*Radio One, Inc. Class D	253,017	86,026
#*Raser Technologies, Inc.	180,102	403,428
*RC2 Corp.	174,480	2,664,310
*RCN Corp.	154,744	1,126,536
*Reading International, Inc. Class A	136,980	601,342
*Reading International, Inc. Class B	11,620	90,404
*Red Lion Hotels Corp.	168,696	887,341
#*Red Robin Gourmet Burgers, Inc.	44,905	840,622
*Regent Communications, Inc.	482,407	106,130
Regis Corp.	77,039	1,052,353
*Rentrak Corp.	104,800	1,917,840
*Retail Ventures, Inc.	65,315	217,499
*Rex Stores Corp.	184,775	2,069,480
#*Rick’s Cabaret International, Inc.	16,599	126,650
#*Riviera Holdings Corp.	66,300	30,498
*Rockford Corp.	80,475	15,693
*Rocky Brands, Inc.	50,100	188,376
*Rubio’s Restaurants, Inc.	66,540	402,567
*Ruby Tuesday, Inc.	469,996	3,515,570
*Russ Berrie & Co., Inc.	184,100	964,684
#*Ruth’s Hospitality Group, Inc.	43,692	171,273
#Ryland Group, Inc.	258,962	5,171,471
*Saga Communications, Inc.	38,991	213,281
#*Saks, Inc.	234,800	1,202,176
*Salem Communications Corp.	170,251	146,416
*Sealy Corp.	607,000	1,541,780
*Shiloh Industries, Inc.	145,400	713,914
*Shoe Carnival, Inc.	105,320	1,316,500
*Shuffle Master, Inc.	226,426	1,630,267
*Shutterfly, Inc.	75,430	1,211,406
*Silverleaf Resorts, Inc.	30,700	42,059
*Sinclair Broadcast Group, Inc. Class A	157,820	295,123
*Skechers U.S.A., Inc. Class A	86,613	1,197,858
Skyline Corp.	74,794	1,815,250
*Smith & Wesson Holding Corp.	217,801	1,319,874
*Sonesta International Hotels Corp. Class A	25,432	242,367
#*Sonic Automotive, Inc.	258,600	3,180,780
#*Sonic Corp.	115,415	1,273,027
—*Source Interlink Companies, Inc.	314,024	—
*Spanish Broadcasting System, Inc.	368,786	70,069
Spartan Motors, Inc.	94,457	661,199
#*Spectrum Group International, Inc.	245,312	637,811
Speedway Motorsports, Inc.	1	16
*Sport Chalet, Inc. Class A	107,975	167,361
*Sport Chalet, Inc. Class B	15,525	46,575
Sport Supply Group, Inc.	116,100	1,140,102
*Sport-Haley, Inc.	32,100	21,507
*Sports Club Co., Inc. (The)	142,200	99,540
Stage Stores, Inc.	354,974	4,430,076

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Stamps.com, Inc.	164,628	$1,420,740
*Standard Motor Products, Inc.	172,400	1,925,708
*Standard Pacific Corp.	583,348	2,006,717
*Stanley Furniture, Inc.	32,000	352,000
*Star Buffet, Inc.	16,400	59,368
*Steak n Shake Co. (The)	268,600	2,745,092
#*Stein Mart, Inc.	72,518	799,874
*Steinway Musical Instruments, Inc.	74,389	851,010
#*Steven Madden, Ltd.	180,802	5,796,512
Stewart Enterprises, Inc.	472,798	2,311,982
*Stoneridge, Inc.	165,457	734,629
*Strattec Security Corp.	30,107	436,552
#Sturm Ruger & Co., Inc.	191,845	2,394,226
#Superior Industries International, Inc.	250,100	3,946,578
*Syms Corp.	143,600	1,008,072
#*Systemax, Inc.	342,869	4,467,583
*Talbots, Inc.	266,761	1,336,473
*Tandy Brand Accessories, Inc.	60,077	144,185
*Tandy Leather Factory, Inc.	821	2,155
*Tarrant Apparel Group	52,873	43,623
*Tempur-Pedic International, Inc.	162,384	2,408,155
*Tenneco Automotive, Inc.	83,063	1,343,129
#*Texas Roadhouse, Inc.	290,257	3,230,560
*Town Sports International Holdings, Inc.	188,524	635,326
*Trans World Entertainment Corp.	218,126	244,301
#*True Religion Apparel, Inc.	215,705	4,823,164
*TRW Automotive Holdings Corp.	1	17
*Tuesday Morning Corp.	219,349	1,017,779
*Tween Brands, Inc.	29,400	212,856
*U.S. Auto Parts Network, Inc.	4,300	18,963
*Ulta Salon, Cosmetics & Fragrance, Inc.	103,962	1,177,889
*Unifi, Inc.	496,400	1,042,440
Unifirst Corp.	132,382	5,152,307
*Universal Electronics, Inc.	139,890	2,953,078
#*Universal Technical Institute, Inc.	230,866	3,663,843
*Valassis Communications, Inc.	395,647	4,506,419
#Value Line, Inc.	78,979	2,510,742
*ValueVision Media, Inc. Class A	366,543	1,128,952
*VCG Holding Corp.	74,107	149,696
*Visteon Corp.	431,691	47,918
#*Volcom, Inc.	82,180	996,843
*Voyager Learning Co.	27,100	116,530
*Walking Co. Holdings, Inc. (The)	2,361	4,415
*Waxman Industries, Inc.	975	3,924
*Wells-Gardner Electronics Corp.	95,143	114,172
#*West Marine, Inc.	180,202	1,601,996
*Wet Seal, Inc. Class A (The)	385,435	1,271,936
#Weyco Group, Inc.	108,864	2,588,786
*Williams Controls, Inc.	16,592	99,552
*Winmark Corp.	54,688	976,181
*Winnebago Industries, Inc.	69,738	733,644
#*WisdomTree Investments, Inc.	6,700	9,648
#*Woodbridge Holdings Corp.	14,620	17,544
*WPT Enterprises, Inc.	73,707	99,504
#*Xanadoo Co.	566	144,330
*Zale Corp.	126,520	748,998
#*Zumiez, Inc.	87,591	836,494

Total Consumer Discretionary		487,595,318

Consumer Staples — (3.9%)
#Alico, Inc.	69,000	2,183,160

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Alliance One International, Inc.	877,124	$3,631,293
#*American Italian Pasta Co.	113,157	3,559,919
#Andersons, Inc. (The)	168,079	5,415,505
Arden Group, Inc. Class A	14,041	1,775,485
B&G Foods, Inc.	69,264	578,354
#*Boston Beer Co., Inc. Class A	115,800	3,611,802
*Bridgford Foods Corp.	72,953	647,823
*Cagle’s, Inc. Class A	94,800	480,636
#*Calavo Growers, Inc.	115,924	2,353,257
#Cal-Maine Foods, Inc.	207,719	6,113,170
CCA Industries, Inc.	35,563	134,784
*Central Garden & Pet Co.	55,707	682,968
*Central Garden & Pet Co. Class A	67,114	757,717
*Chiquita Brands International, Inc.	332,262	4,070,210
Coca-Cola Bottling Co.	71,329	4,031,515
#*Coffee Holding Co., Inc.	8,358	30,172
*Craft Brewers Alliance, Inc.	26,675	50,416
*Cuisine Solutions, Inc.	1,060	1,230
*Darling International, Inc.	644,425	4,549,641
#Diamond Foods, Inc.	111,745	3,151,209
#*Diedrich Coffee, Inc.	28,625	680,416
*Elizabeth Arden, Inc.	264,696	2,541,082
Farmer Brothers Co.	86,805	1,951,376
*Glacier Water Services, Inc.	24,500	808,500
Golden Enterprises, Inc.	91,531	228,828
*Great Atlantic & Pacific Tea, Inc.	109,585	632,306
Griffin Land & Nurseries, Inc. Class A	46,173	1,415,664
#*Hain Celestial Group, Inc.	83,300	1,383,613
*HQ Sustainable Maritime Industries, Inc.	36,227	310,465
*IGI Labratories, Inc.	30,339	38,227
Imperial Sugar Co.	85,959	1,142,395
Ingles Market, Inc. Class A	102,885	1,719,208
Inter Parfums, Inc.	252,834	2,583,964
J & J Snack Foods Corp.	181,697	7,874,748
*Katy Industries, Inc.	76,100	133,175
#Lance, Inc.	242,775	6,151,919
#*Lifeway Foods, Inc.	157,957	2,059,759
#Mannatech, Inc.	45,771	160,656
*Medifast, Inc.	55,055	823,072
*MGP Ingredients, Inc.	26,237	76,087
*Monterey Pasta Co.	33,157	50,730
#Nash-Finch Co.	126,284	3,876,919
*National Beverage Corp.	400,229	4,270,443
*Natural Alternatives International, Inc.	70,731	456,569
#*Natural Health Trends Corp.	18,631	11,924
#*Nature’s Sunshine Products, Inc.	153,100	765,500
*Nutraceutical International Corp.	58,827	732,396
Oil-Dri Corp. of America	58,075	914,681
*Omega Protein Corp.	145,547	561,811
*Orchids Paper Products Co.	20,227	462,187
*Overhill Farms, Inc.	79,876	456,891
*Pantry, Inc.	76,717	1,346,383
*Parlux Fragrances, Inc.	229,293	417,313
*PC Group, Inc.	13,200	7,920
*Physicians Formula Holdings, Inc.	19,947	32,314
#*Pilgrim’s Pride Corp.	274,797	1,165,139
*Pizza Inn, Inc.	39,700	74,636
*Prestige Brands Holdings, Inc.	248,517	1,622,816
*PriceSmart, Inc.	296,600	4,837,546
*Reddy Ice Holdings, Inc.	493	1,331
Reliv’ International, Inc.	102,054	326,573

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Revlon, Inc.	37,317	$226,141
Rocky Mountain Chocolate Factory, Inc.	72,554	588,413
#Sanderson Farms, Inc.	82,198	3,343,815
*Sanfilippo (John B.) & Son, Inc.	74,094	644,618
*Scheid Vineyards, Inc.	2,900	65,250
*Schiff Nutrition International, Inc.	106,329	602,886
*Scope Industries	16,650	1,881,450
*Seneca Foods Corp. Class A	15,103	386,788
*Seneca Foods Corp. Class B	9,793	249,624
*Smart Balance, Inc.	247,956	1,519,970
Spartan Stores, Inc.	211,866	2,730,953
#*Star Scientific, Inc.	301,712	310,763
Stephan Co. (The)	33,500	82,075
*Susser Holdings Corp.	39,767	468,058
Tasty Baking Co.	80,500	581,210
*Tofutti Brands, Inc.	53,404	74,766
#*TreeHouse Foods, Inc.	67	2,174
United-Guardian, Inc.	39,320	369,608
#*USANA Health Services, Inc.	156,272	5,211,671
*Vermont Pure Holdings, Ltd.	167	100
Village Super Market, Inc.	69,039	2,011,106
WD-40 Co.	165,858	5,013,887
*Winn-Dixie Stores, Inc.	123,361	1,748,025
*Zapata Corp.	129,547	979,375

Total Consumer Staples		132,010,474

Energy — (2.3%)
#*Abraxas Petroleum Corp.	486,100	466,656
*Adams Resources & Energy, Inc.	38,954	609,630
#*Allis-Chalmers Energy, Inc.	341,724	785,965
Alon USA Energy, Inc.	22,900	229,687
*American Oil & Gas, Inc.	3,379	4,122
*Approach Resources, Inc.	5,100	35,751
*ATP Oil & Gas Corp.	73,200	567,300
*Barnwell Industries, Inc.	61,217	238,746
*Basic Energy Services, Inc.	36,806	248,440
#*Bolt Technology Corp.	75,959	858,337
#*Boots & Coots, Inc.	524,116	676,110
*BPZ Resources, Inc.	52,222	375,998
*Brigham Exploration Co.	413,794	2,019,315
#*Bronco Drilling Co., Inc.	144,216	605,707
*Callon Petroleum Co.	129,142	216,959
#*Cano Petroleum, Inc.	1,730	1,228
*Carrizo Oil & Gas, Inc.	55,820	1,060,580
#*Cheniere Energy, Inc.	156,626	465,179
*Clayton Williams Energy, Inc.	111,180	2,143,550
#*Clean Energy Fuels Corp.	108,015	998,059
*Complete Production Services, Inc.	88,000	726,880
*CREDO Petroleum Corp.	17,021	215,486
*Crosstex Energy, Inc.	22,400	86,688
*CVR Energy, Inc.	43,800	374,052
*Dawson Geophysical Co.	68,554	2,084,727
Delek US Holdings, Inc.	97,555	831,169
*Double Eagle Petroleum Co.	11,471	47,375
#*Edge Petroleum Corp.	215,974	89,651
*Endeavour International Corp.	6,329	8,418
*ENGlobal Corp.	238,669	1,157,545
*Evolution Petroleum Corp.	26,122	78,366
#*FieldPoint Petroleum Corp.	47,914	88,162
*FX Energy, Inc.	361,874	1,443,877
*Gasco Energy, Inc.	6,138	1,780

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#General Maritime Corp.	169,251	$1,409,861
*Geokinetics, Inc.	18,090	263,029
*Geomet, Inc.	37,900	46,996
*GeoPetro Resources Co.	123	69
*GeoResources, Inc.	30,502	319,356
*Global Industries, Ltd.	140,572	960,107
*Greenhunter Energy, Inc.	1,454	2,530
Gulf Island Fabrication, Inc.	115,773	1,678,708
*Gulfport Energy Corp.	76,802	535,310
*Harvest Natural Resources, Inc.	298,989	1,934,459
*Hercules Offshore, Inc.	18,500	87,690
*HKN, Inc.	25,395	61,456
*Hornbeck Offshore Services, Inc.	49,323	1,074,255
Houston American Energy Corp.	266,977	819,619
*International Coal Group, Inc.	173,398	537,534
#*ION Geophysical Corp.	214,912	578,113
*James River Coal Co.	79,453	1,475,442
Lufkin Industries, Inc.	69,798	3,168,829
*Matrix Service Co.	209,253	2,119,733
#*McMoran Exploration Co.	111,123	706,742
*Meridian Resource Corp.	810,972	267,621
*Mexco Energy Corp.	3,421	43,618
*Mitcham Industries, Inc.	63,250	282,095
*NATCO Group, Inc. Class A	168,512	6,076,543
*National Coal Corp.	145,689	139,861
*Natural Gas Services Group, Inc.	50,236	692,754
*New Concept Energy, Inc.	8,973	62,901
*Newpark Resources, Inc.	817,249	2,149,365
*Northern Oil & Gas, Inc.	61,416	404,731
*OMNI Energy Services Corp.	52,931	108,509
#*OYO Geospace Corp.	41,230	984,572
*Pacific Ethanol, Inc.	3,198	1,215
Panhandle Royalty Co.	47,776	1,204,433
*Parallel Petroleum Corp.	200,098	400,196
*Parker Drilling Co.	190,188	878,669
*Patriot Coal Corp.	81,632	683,260
*Petroleum Development Corp.	135,073	2,274,629
#*PetroQuest Energy, Inc.	408,475	1,368,391
*PHI, Inc. Non-Voting	114,859	2,508,521
*PHI, Inc. Voting	3,014	62,827
*Pioneer Drilling Co.	196,493	860,639
#*Pyramid Oil Co.	13,596	70,835
*Rentech, Inc.	10,420	5,002
*Rex Energy Corp.	54,307	321,497
*Rosetta Resources, Inc.	481,444	4,992,574
#*Royale Energy, Inc.	45,629	98,102
*SulphCo, Inc.	5,241	5,870
*Superior Well Services, Inc.	85,179	556,219
*Swift Energy Corp.	28,971	570,729
*Syntroleum Corp.	445,746	1,225,802
*T-3 Energy Services, Inc.	22,724	307,910
*Teton Energy Corp.	148,193	37,048
*TETRA Technologies, Inc.	135,518	1,044,844
*TGC Industries, Inc.	74,004	337,458
*Toreador Resources Corp.	44,750	307,433
#*Trico Marine Services, Inc.	143,153	629,873
*Tri-Valley Corp.	12,339	12,216
#*TXCO Resources, Inc.	2,641	726
*Union Drilling, Inc.	141,054	1,008,536
#*Uranium Energy Corp.	83,981	225,069
#*USEC, Inc.	255,487	988,735

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*VAALCO Energy, Inc.	504,645	$2,235,577
*Venoco, Inc.	94,306	833,665
*Verenium Corp.	10,444	6,058
*Warren Resources, Inc.	5,764	13,545
#*Western Refining, Inc.	88,501	576,142
*Westmoreland Coal Co.	19,572	154,423
#*Willbros Group, Inc.	97,997	1,351,379

Total Energy		76,993,950

Financials — (12.7%)
*1st Constitution Bancorp.	13,307	98,605
*1st Pacific Bancorp.	3,264	4,472
1st Source Corp.	195,939	3,234,953
21st Century Holding Co.	74,434	288,804
*Abigail Adams National Bancorp, Inc.	15,312	39,046
Abington Bancorp, Inc.	70,403	575,897
Access National Corp.	57,690	366,908
Advance America Cash Advance Centers, Inc.	113,314	625,493
*Advanta Corp. Class A	19,594	6,858
*Advanta Corp. Class B	13,860	4,574
*Affirmative Insurance Holdings, Inc.	42,008	163,831
Alliance Bancorp, Inc. of Pennsylvania	12,701	110,499
Alliance Financial Corp.	16,153	458,584
#*Amcore Financial, Inc.	229,205	208,577
Ameriana Bancorp.	20,650	77,437
#*American Equity Investment Life Holding Co.	490,919	3,554,254
*American Independence Corp.	18,018	82,883
American National Bankshares, Inc.	34,302	788,603
American Physicians Capital, Inc.	92,347	4,108,518
American Physicians Services Group, Inc.	36,700	820,979
American River Bankshares	15,212	136,908
*American Safety Insurance Holdings, Ltd.	9,500	156,085
*American Spectrum Realty, Inc.	6,171	95,959
#*American West Bancorporation	138,113	53,864
#*AmeriCredit Corp.	1	16
Ameris Bancorp.	104,375	676,350
*Amerisafe, Inc.	129,699	2,156,894
*AmeriServe Financial, Inc.	189,054	332,735
AmTrust Financial Services, Inc.	138,918	1,697,578
*Anchor Bancorp Wisconsin, Inc.	10,919	14,850
*Appalachian Bancshares, Inc.	4,318	3,627
#Arrow Financial Corp.	106,228	2,977,571
ASB Financial Corp.	4,400	55,000
*Asset Acceptance Capital Corp.	288,037	2,229,406
#ASTA Funding, Inc.	6,710	43,011
*Atlantic American Corp.	1,291	988
Atlantic Coast Federal Corp.	450	846
*Atlantic Southern Financial Group, Inc.	6,530	27,491
#Auburn National Bancorporation, Inc.	6,976	171,261
*Avatar Holdings, Inc.	78,960	1,693,692
#*B of I Holding, Inc.	5,000	35,250
Baldwin & Lyons, Inc. Class A	3,034	66,748
Baldwin & Lyons, Inc. Class B	91,616	1,985,319
#BancFirst Corp.	120,333	4,311,531
*Bancinsurance Corp.	39,480	146,076
Bancorp Rhode Island, Inc.	34,482	762,052
*Bancorp, Inc. (The)	13,035	93,722
#BancTrust Financial Group, Inc.	31,808	88,108
Bank Mutual Corp.	154,602	1,521,284
Bank of Commerce Holdings	19,304	90,150
*Bank of Florida Corp.	83,250	282,218

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Bank of Granite Corp.	4,272	$9,612
*Bank of The Carolinas Corp.	2,300	11,120
#Bank of the Ozarks, Inc.	158,935	4,017,877
#*BankAtlantic Bancorp, Inc.	31,160	130,872
BankFinancial Corp.	212,776	2,266,064
#*BankUnited Financial Corp. Class A	626,113	59,481
#Banner Corp.	127,956	513,104
#Bar Harbor Bankshares	23,755	838,552
BCB Bancorp, Inc.	7,144	62,081
*BCSB Bancorp, Inc.	8,638	70,486
*Beach First National Bancshares, Inc.	380	756
Beacon Federal Bancorp, Inc.	5,338	48,042
*Berkshire Bancorp, Inc.	10,471	85,862
Berkshire Hills Bancorp, Inc.	83,135	1,900,466
Beverly National Corp.	3,370	70,770
*BFC Financial Corp.	59,159	20,706
BGC Partners, Inc. Class A	290,197	1,326,200
*BNCCORP, Inc.	12,585	72,553
#Boston Private Financial Holdings, Inc.	113,777	521,099
#*Bridge Bancorp, Inc.	2,563	72,815
*Bridge Capital Holdings	1,598	9,828
*Broadpoint Gleacher Securities, Inc.	119,585	745,015
Brookline Bancorp, Inc.	459,669	5,355,144
Brooklyn Federal Bancorp, Inc.	32,179	401,272
*Brunswick Bancorp.	120	630
#Bryn Mawr Bank Corp.	85,920	1,574,914
C&F Financial Corp.	4,293	80,494
Cadence Financial Corp.	20,689	31,034
California First National Bancorp.	80,550	943,240
Camco Financial Corp.	26,162	54,940
Camden National Corp.	77,363	2,597,076
Capital Bank Corp.	12,543	66,854
#Capital City Bank Group, Inc.	150,073	2,395,165
Capital Properties, Inc.	5,522	42,796
—*Capital Properties, Inc. Class B	5,522	—
Capital Southwest Corp.	10,217	838,509
#*Capitol Bancorp, Ltd.	56,165	247,126
Cardinal Financial Corp.	227,994	1,776,073
*Cardtronics, Inc.	6,000	25,260
*Carolina Bank Holdings, Inc.	3,905	14,839
Carrollton Bancorp.	1,700	10,438
Carver Bancorp, Inc.	2,706	16,236
Cascade Financial Corp.	33,664	56,892
#Cathay General Bancorp.	1	9
Center Bancorp, Inc.	129,082	1,163,029
*Center Financial Corp.	34,656	114,018
Centerstate Banks, Inc.	24,443	170,857
Central Bancorp, Inc.	10,000	80,000
#*Central Pacific Financial Corp.	220,793	479,121
Central Virginia Bankshares, Inc.	5,733	22,932
Centrue Financial Corp.	15,686	86,273
Century Bancorp, Inc. Class A	16,672	359,948
CFS Bancorp, Inc.	101,673	397,541
Charter Financial Corp.	750	10,594
#Chemical Financial Corp.	235,414	5,115,546
*Chicopee Bancorp, Inc.	23,339	304,807
Citizens Community Bancorp, Inc.	3,300	19,206
*Citizens First Bancorp, Inc.	79,838	74,249
*Citizens First Corp.	1,300	6,370
#Citizens Holding Co.	3,751	108,141
*Citizens Republic Bancorp, Inc.	989,661	564,107

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Citizens South Banking Corp.	58,237	$300,212
#*Citizens, Inc.	388,983	2,730,661
#City Holding Co.	163,721	5,275,091
CKX Lands, Inc.	14,943	175,879
Clifton Savings Bancorp, Inc.	52,751	569,183
*CNA Surety Corp.	222,485	3,497,464
#CNB Financial Corp.	35,263	624,155
#CoBiz Financial, Inc.	108,741	490,422
Codorus Valley Bancorp, Inc.	9,033	60,250
#Cohen & Steers, Inc.	81,200	1,483,524
*Colonial Bankshares, Inc.	6,526	50,576
#Colony Bankcorp, Inc.	37,743	283,072
Columbia Banking System, Inc.	135,722	1,647,665
Comm Bancorp, Inc.	5,278	202,306
Commercial National Financial Corp.	4,450	78,454
Commonwealth Bankshares, Inc.	20,178	125,709
#*Community Bancorp.	41,480	28,206
#Community Bank System, Inc.	220,197	3,992,172
*Community Capital Corp.	3,442	12,219
*Community Central Bank Corp.	1,567	2,350
Community Trust Bancorp, Inc.	139,359	3,783,597
*Community West Bancshares	12,713	32,545
Compass Diversified Holdings	88,347	795,123
#*CompuCredit Holdings Corp.	98,507	294,536
*Conseco, Inc.	2	6
Consolidated-Tokoma Land Co.	53,151	1,981,469
*Consumer Portfolio Services, Inc.	3,677	2,739
#*Cooperative Bankshares, Inc.	24,250	291
#*Corus Bankshares, Inc.	107,888	26,972
*Cowen Group, Inc.	99,876	735,087
*Cowlitz Bancorporation	9,403	17,490
*Crawford & Co. Class A	142,158	510,347
#*Crawford & Co. Class B	147,271	714,264
*Crescent Financial Corp.	11,905	48,215
CVB Financial Corp.	55,067	415,205
Danvers Bancorp, Inc.	51,111	641,443
*Dearborn Bancorp, Inc.	21,086	33,738
*Diamond Hill Investment Group, Inc.	401	22,713
Dime Community Bancshares	346,112	4,167,188
#*Dollar Financial Corp.	166,929	2,620,785
Donegal Group, Inc. Class A	169,997	2,677,453
Donegal Group, Inc. Class B	34,892	499,653
#*Doral Financial Corp.	200	434
Duff & Phelps Corp.	30,908	560,362
#*E*TRADE Financial Corp.	595,121	892,682
East West Bancorp, Inc.	86,600	765,544
Eastern Insurance Holdings, Inc.	11,670	111,332
Eastern Virginia Bankshares, Inc.	6,435	56,242
ECB Bancorp, Inc.	3,797	61,663
#*eHealth, Inc.	74,749	1,213,924
EMC Insurance Group, Inc.	116,309	2,813,515
Employers Holdings, Inc.	144,849	2,016,298
*Encore Bancshares, Inc.	15,700	126,856
*Encore Capital Group, Inc.	207,755	2,567,852
#Enterprise Bancorp, Inc.	21,810	316,027
Enterprise Financial Services Corp.	28,199	304,267
Epoch Holding Corp.	75,975	733,918
ESB Financial Corp.	110,369	1,636,772
ESSA Bancorp, Inc.	50,706	683,010
Evans Bancorp, Inc.	10,910	148,703
Evercore Partners, Inc. Class A	35,566	699,583

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*EZCORP, Inc. Class A	275,700	$3,487,605
F.N.B. Corp.	65	504
Farmers Capital Bank Corp.	21,019	433,412
FBL Financial Group, Inc. Class A	293,211	2,876,400
*FCStone Group, Inc.	20,500	114,595
Federal Agriculture Mortgage Corp. Class A	4,100	16,400
#Federal Agriculture Mortgage Corp. Class C	79,431	490,884
Fidelity Bancorp, Inc.	5,416	36,720
*Fidelity Southern Corp.	80,529	201,322
#Financial Federal Corp.	261,451	5,302,226
Financial Institutions, Inc.	61,498	907,710
*First Acceptance Corp.	45,747	119,857
First Advantage Bancorp.	7,153	68,669
First Bancorp (318672102)	1	3
#First Bancorp (318910106)	143,984	2,621,949
First Bancorp of Indiana, Inc.	1,400	10,010
First Bancorp, Inc.	57,912	1,133,338
*First Bancshares, Inc.	4,498	40,954
*First Bancshares, Inc. (The)	4,056	28,716
*First Bank of Delaware	50,014	56,516
#First Busey Corp.	321,933	2,012,081
First Business Financial Services, Inc.	5,750	55,516
#*First California Financial Group, Inc.	6,600	37,422
#*First Cash Financial Services, Inc.	295,856	5,562,093
#First Commonwealth Financial Corp.	180	1,201
#First Community Bancshares, Inc.	109,410	1,487,976
First Defiance Financial Corp.	68,992	1,050,748
First Federal Bancshares of Arkansas, Inc.	52,380	195,116
*First Federal Bankshares, Inc.	1,350	2,444
*First Federal of Northern Michigan Bancorp, Inc.	13,700	27,058
First Financial Bancorp.	375,426	3,243,681
First Financial Corp.	122,238	3,971,513
First Financial Holdings, Inc.	108,023	1,546,889
First Financial Northwest, Inc.	39,433	306,000
#First Financial Service Corp.	18,814	319,650
*First Franklin Corp.	2,153	12,660
*First Investors Financial Services Group, Inc.	43,200	151,200
*First Keystone Financial, Inc.	16,800	151,200
First M&F Corp.	18,289	80,106
*First Marblehead Corp.	24,300	44,469
#*First Mariner Bancorp, Inc.	23,940	32,319
First Merchants Corp.	170,070	1,345,254
First Mercury Financial Corp.	54,805	791,932
First Midwest Bancorp, Inc.	35,342	295,459
*First National Bancshares, Inc.	24	18
First PacTrust Bancorp, Inc.	2,516	20,128
First Place Financial Corp.	156,747	434,189
#*First Regional Bancorp.	2,345	2,251
First Security Group, Inc.	19,611	75,502
First South Bancorp, Inc.	59,653	769,524
*First State Bancorporation	179,336	182,923
*First State Financial Corp.	175	65
First United Corp.	30,709	353,154
First West Virginia Bancorp, Inc.	1,040	11,175
Firstbank Corp.	35,127	246,767
*FirstCity Financial Corp.	90,800	502,124
#*FirstFed Financial Corp.	125,121	47,546
#*Flagstar Bancorp, Inc.	298,800	268,920
Flushing Financial Corp.	199,718	2,119,008
FNB United Corp.	19,043	35,610
#*Forestar Group, Inc.	29,231	380,588

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Fox Chase Bancorp, Inc.	29,724	$293,376
*FPIC Insurance Group, Inc.	81,499	2,799,491
#*Franklin Credit Holding Corp.	17,900	14,857
#*Frontier Financial Corp.	30,716	27,644
#German American Bancorp, Inc.	59,794	1,075,694
#GFI Group, Inc.	223,978	1,444,658
Gouverneur Bancorp, Inc.	4,366	31,217
#Great Southern Bancorp, Inc.	79,851	1,676,871
#*Greene Bancshares, Inc.	99,241	590,484
*Greenlight Capital Re, Ltd. Class A	44,633	818,123
*Grubb & Ellis Co.	2,288	1,373
GS Financial Corp.	9,668	147,195
*Guaranty Bancorp.	222,959	399,097
*Guaranty Federal Bancshares, Inc.	17,171	115,303
#*Habersham Bancorp.	740	1,924
*Hallmark Financial Services, Inc.	105,199	690,105
Hampden Bancorp, Inc.	1,926	20,512
#Hampton Roads Bankshares, Inc.	73,789	380,013
*Hanmi Financial Corp.	753	1,325
Harleysville National Corp.	331,743	1,817,952
Harleysville Savings Financial Corp.	6,522	97,569
*Harrington West Financial Group, Inc.	9,629	10,592
*Harris & Harris Group, Inc.	96,972	628,379
Hawthorn Bancshares, Inc.	4,429	45,198
#Heartland Financial USA, Inc.	134,677	2,267,961
*Heritage Commerce Corp.	68,765	279,874
*Heritage Financial Corp.	54,319	697,999
Heritage Financial Group	3,203	30,012
HF Financial Corp.	33,311	396,401
*HFF, Inc.	49,900	231,037
*Hilltop Holdings, Inc.	86,970	1,043,640
Hingham Institution for Savings	14,251	482,396
*HMN Financial, Inc.	37,346	151,251
#Home Bancshares, Inc.	73,317	1,595,378
Home Federal Bancorp, Inc.	41,820	476,330
HopFed Bancorp, Inc.	4,655	53,160
Horace Mann Educators Corp.	431,532	4,897,888
Horizon Bancorp.	10,308	167,299
#*Horizon Financial Corp.	117,723	147,154
IBERIABANK Corp.	104,662	4,902,368
#*Imperial Capital Bancorp, Inc.	51,800	14,504
*Independence Holding Co.	46,358	308,281
#Independent Bank Corp. (453836108)	150,117	3,201,996
#Independent Bank Corp. (453838104)	214,800	375,900
Indiana Community Bancorp.	27,200	281,520
Infinity Property & Casualty Corp.	144,873	6,018,024
Integra Bank Corp.	161,455	251,870
*Intergroup Corp. (The)	6,500	69,355
*International Assets Holding Corp.	13,727	244,341
*Intervest Bancshares Corp.	672	2,144
*Investors Bancorp, Inc.	32,161	318,072
Investors Title Co.	21,207	659,962
*Irwin Financial Corp.	280,400	179,456
*Jacksonville Bancorp, Inc.	3,893	41,850
Jefferson Bancshares, Inc.	5,911	37,358
JMP Group, Inc.	27,862	247,136
Kearny Financial Corp.	1	11
*Kennedy-Wilson, Inc.	76,600	2,661,850
*Kent Financial Services, Inc.	49,712	90,227
#Kentucky First Federal Bancorp.	31,817	441,938
K-Fed Bancorp.	27,864	261,086

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*LaBranche & Co., Inc.	166,500	$631,035
Lakeland Bancorp, Inc.	94,434	853,683
Lakeland Financial Corp.	85,808	1,680,121
Landmark Bancorp, Inc.	10,885	171,439
Legacy Bancorp, Inc.	34,967	465,411
#Life Partners Holdings, Inc.	87,079	1,879,165
LNB Bancorp, Inc.	16,004	120,990
#*Louisiana Bancorp, Inc.	600	8,100
LSB Corp.	27,655	298,397
LSB Financial Corp.	2,723	32,812
#*Macatawa Bank Corp.	5,985	16,519
*Magyar Bancorp, Inc.	15,818	63,272
MainSource Financial Group, Inc.	131,699	883,700
Malvern Federal Bancorp, Inc.	5,900	57,053
*Market Leader, Inc.	18,149	34,846
*MarketAxess Holdings, Inc.	90,871	950,511
*Marlin Business Services, Inc.	1,962	13,224
*Maui Land & Pineapple Co., Inc.	53,973	394,003
*Maxco, Inc.	18,800	74,636
Mayflower Bancorp, Inc.	3,750	28,088
*Mays (J.W.), Inc.	2,700	40,554
MB Financial, Inc.	69,727	958,746
MBT Financial Corp.	1,363	2,876
*MCG Capital Corp.	208,051	713,615
Meadowbrook Insurance Group, Inc.	469,486	3,713,634
Medallion Financial Corp.	160,047	1,256,369
#*Mercantile Bancorp, Inc.	12,892	56,725
Mercantile Bank Corp.	1,686	6,643
Mercer Insurance Group, Inc.	59,656	1,088,722
Merchants Bancshares, Inc.	50,321	1,247,458
*Meridian Interstate Bancorp, Inc.	44,614	411,341
Meta Financial Group, Inc.	22,923	509,349
*Metro BanCorp, Inc.	64,237	1,168,471
MetroCorp Bancshares, Inc.	64,082	248,638
*MF Global, Ltd.	35,968	229,476
#*MGIC Investment Corp.	174,388	1,150,961
MicroFinancial, Inc.	69,540	233,654
Mid Penn Bancorp, Inc.	7,122	111,459
#MidSouth Bancorp, Inc.	45,583	765,794
#*Midwest Banc Holdings, Inc.	216,843	121,432
MidWestOne Financial Group, Inc.	2,754	22,032
Monroe Bancorp.	12,041	89,404
MSB Financial Corp.	2,696	24,601
MutualFirst Financial, Inc.	37,637	292,439
*Nara Bancorp, Inc.	76,370	450,583
*National Financial Partners Corp.	67,696	507,720
National Interstate Corp.	50,713	913,848
National Penn Bancshares, Inc.	60,132	299,457
National Security Group, Inc.	12,602	107,117
*National Western Life Insurance Co. Class A	8,029	1,068,820
Naugatuck Valley Financial Corp.	5,841	33,586
*Navigators Group, Inc.	30,862	1,521,805
#NBT Bancorp, Inc.	101,638	2,331,576
*Nelnet, Inc. Class A	94,503	1,350,448
*New Century Bancorp, Inc.	8,559	53,194
New England Bancshares, Inc.	2,680	16,455
New Hampshire Thrift Bancshares, Inc.	20,318	203,383
New Westfield Financial, Inc.	92,536	899,450
*NewBridge Bancorp.	12,319	24,515
*Newport Bancorp, Inc.	11,702	139,488
*NewStar Financial, Inc.	16,691	44,899

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Nexity Financial Corp.	680	$122
North Central Bancshares, Inc.	17,500	248,500
*North Valley Bancorp.	580	2,538
Northeast Bancorp.	13,100	119,734
Northeast Community Bancorp, Inc.	25,152	192,161
Northfield Bancorp, Inc.	81,836	979,577
Northrim Bancorp, Inc.	43,415	638,200
*Northway Financial, Inc.	1,010	8,206
Norwood Financial Corp.	6,533	211,408
NYMAGIC, Inc.	72,223	1,248,736
Ocean Shore Holding Co.	21,282	152,273
OceanFirst Financial Corp.	112,791	1,372,666
#*Ocwen Financial Corp.	323,761	4,613,594
#Ohio Valley Banc Corp.	10,005	294,747
#Old Second Bancorp, Inc.	99,705	504,507
#*Optimumbank Holdings, Inc.	2,715	11,932
Oriental Financial Group, Inc.	38,335	540,907
#*Oritani Financial Corp.	74,097	1,012,165
Osage Bancshares, Inc.	9,097	79,599
#*PAB Bankshares, Inc.	1,033	4,313
Pacific Capital Bancorp.	88,525	187,673
Pacific Continental Corp.	87,319	928,201
*Pacific Mercantile Bancorp.	2,247	7,303
*Pacific Premier Bancorp, Inc.	31,912	138,817
*Pacific State Bancorp.	1,069	1,048
#PacWest Bancorp.	258,904	4,163,176
Pamrapo Bancorp, Inc.	43,227	378,236
*Park Bancorp, Inc.	3,302	24,633
#Park National Corp.	16	1,020
Parkvale Financial Corp.	49,282	428,753
Patriot National Bancorp.	15,644	46,932
Peapack-Gladstone Financial Corp.	85,315	1,622,684
*Penn Treaty American Corp.	198,867	43,751
#Penns Woods Bancorp, Inc.	28,545	965,677
#*Penson Worldwide, Inc.	48,045	560,685
Peoples Bancorp.	3,331	41,521
Peoples Bancorp of North Carolina	15,218	98,917
Peoples Bancorp, Inc.	96,416	1,765,377
—*Peoples Community Bancorp.	900	549
#*Phoenix Companies, Inc. (The)	2,116,000	4,655,200
*PICO Holdings, Inc.	170,271	5,164,319
Pinnacle Bancshares, Inc.	2,000	18,550
*Pinnacle Financial Partners, Inc.	139,835	2,181,426
*Piper Jaffray Companies, Inc.	15,700	720,002
*PMA Capital Corp. Class A	303,756	1,761,785
*PMI Group, Inc.	150,100	345,230
Porter Bancorp, Inc.	22,969	385,420
#*Portfolio Recovery Associates, Inc.	134,197	6,193,192
*Preferred Bank	16,063	61,682
Premier Financial Bancorp, Inc.	18,900	113,022
Presidential Life Corp.	239,549	2,141,568
Princeton National Bancorp, Inc.	16,630	274,395
#PrivateBancorp, Inc.	25,226	626,362
Providence Community Bancshares, Inc.	24	78
Provident Financial Holdings, Inc.	64,427	489,645
Provident Financial Services, Inc.	92	1,089
Provident New York Bancorp.	402,856	3,907,703
#Prudential Bancorp, Inc. of Pennsylvania	24,916	297,746
PSB Holdings, Inc.	813	3,963
Pulaski Financial Corp.	70,422	545,066
QC Holdings, Inc.	171,344	911,550

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Radian Group, Inc.	144,300	$480,519
*Rainier Pacific Financial Group, Inc.	51,047	56,152
#Renasant Corp.	144,153	2,146,438
#Republic Bancorp, Inc. Class A	199,446	4,808,643
*Republic First Bancorp, Inc.	71,317	504,211
Resource America, Inc.	167,368	1,005,882
*Rewards Network , Inc.	87,316	1,177,893
*Riverview Bancorp, Inc.	96,249	328,209
Rockville Financial, Inc.	51,439	639,901
Roma Financial Corp.	72,353	931,907
Rome Bancorp, Inc.	53,296	466,873
#*Royal Bancshares of Pennsylvania, Inc. Class A	25,954	52,946
Rurban Financial Corp.	2,810	20,148
S&T Bancorp, Inc.	102	1,398
#S.Y. Bancorp, Inc.	131,985	3,244,191
*Safeguard Scientifics, Inc.	1,183,600	2,142,316
Safety Insurance Group, Inc.	68,016	2,194,196
Salisbury Bancorp, Inc.	7,507	198,936
Sanders Morris Harris Group, Inc.	95,715	558,018
#Sandy Spring Bancorp, Inc.	46,612	755,114
Savannah Bancorp, Inc. (The)	13,017	97,107
#SCBT Financial Corp.	77,631	1,994,340
*Seabright Insurance Holdings	165,630	1,609,924
Seacoast Banking Corp. of Florida	119,805	258,779
—#*Security Bank Corp.	82,743	19,858
*Security National Financial Corp. Class A	5,085	12,916
Shore Bancshares, Inc.	33,440	653,418
*SI Financial Group, Inc.	600	2,760
*Siebert Financial Corp.	12,841	26,324
#Sierra Bancorp.	89,538	1,241,892
#Simmons First National Corp. Class A	137,735	4,129,295
Smithtown Bancorp, Inc.	90,817	1,049,845
South Financial Group, Inc.	830,176	1,336,583
South Street Financial Corp.	2,945	9,866
*Southcoast Financial Corp.	243	1,261
*Southern Community Financial Corp.	45,616	135,936
*Southern Connecticut Bancorp, Inc.	15,438	84,137
*Southern First Bancshares, Inc.	22,627	177,169
Southern Missouri Bancorp, Inc.	4,838	54,718
*SouthFirst Bancshares, Inc.	100	525
#Southside Bancshares, Inc.	92,235	2,088,200
Southwest Bancorp, Inc.	134,629	1,355,714
*Southwest Georgia Financial Corp.	11,975	80,831
State Bancorp, Inc.	107,076	944,410
StellarOne Corp.	62,750	924,935
Sterling Bancorp.	274,969	2,219,000
Sterling Bancshares, Inc.	632,637	5,105,381
*Sterling Financial Corp.	44,768	124,903
*Stewart Information Services Corp.	154,678	2,129,916
#*Stratus Properties, Inc.	70,510	379,344
#Suffolk Bancorp.	96,990	2,861,205
*Sun American Bancorp.	7,880	2,285
*Sun Bancorp, Inc.	227,308	1,016,067
*Superior Bancorp.	626	1,734
*Sussex Bancorp.	5,495	20,606
SWS Group, Inc.	268,623	3,696,252
*Taylor Capital Group, Inc.	71,940	490,631
*Team Financial, Inc.	3,892	39
Teche Holding Co.	16,949	580,503
*Tejon Ranch Co.	164,529	4,350,147
#*Temecula Valley Bancorp, Inc.	599	12

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Tennessee Commerce Bancorp, Inc.	1,350	$6,412
*Texas Capital Bancshares, Inc.	171,944	2,855,990
TF Financial Corp.	20,649	362,390
Thomas Properties Group, Inc.	52,676	72,693
*Thomas Weisel Partners Group, Inc.	49,990	212,457
#*TIB Financial Corp.	5,012	10,475
*Tidelands Bancshares, Inc.	11,702	39,787
*TierOne Corp.	163,324	377,278
Timberland Bancorp, Inc.	70,526	365,325
#Tompkins Financial Corp.	80,861	3,596,697
*Tower Financial Corp.	6,650	32,652
#TowneBank	69,111	916,412
*Tradestation Group, Inc.	330,946	2,478,786
*Tree.com, Inc.	13,700	136,726
*Trenwick Group, Ltd.	12,662	114
#*Triad Guaranty, Inc.	85,095	73,182
TriCo Bancshares	150,603	2,504,528
#TrustCo Bank Corp.	491,342	3,090,541
#UCBH Holdings, Inc.	196,446	237,700
Umpqua Holdings Corp.	6,748	65,456
Unico American Corp.	114,100	954,446
Union Bankshares Corp.	120,442	1,869,260
Union Bankshares, Inc.	12,940	197,335
*United America Indemnity, Ltd.	54,564	295,191
United Bancshares, Inc.	6,192	71,518
United Community Bancorp.	650	4,258
#*United Community Banks, Inc.	57,585	387,547
*United Community Financial Corp.	271,344	371,741
United Financial Bancorp, Inc.	55,280	734,118
United Fire & Casualty Co.	163,916	2,755,428
*United PanAm Financial Corp.	150,147	502,992
#*United Security Bancshares	92,189	424,069
United Western Bancorp, Inc.	37,628	300,271
*Unity Bancorp, Inc.	31,871	129,078
Universal Insurance Holdings, Inc.	142,386	711,930
Univest Corp. of Pennsylvania	99,127	2,564,415
ViewPoint Financial Group	84,937	1,115,223
*Virginia Commerce Bancorp, Inc.	12,564	40,205
*Virtus Investment Partners, Inc.	51,943	823,297
VIST Financial Corp.	9,727	60,599
VSB Bancorp, Inc.	2,350	27,037
#*Waccamaw Bankshares, Inc.	9,250	32,375
Wainwright Bank & Trust Co.	15,934	120,541
Washington Banking Co.	24,781	223,525
Washington Trust Bancorp, Inc.	132,221	2,401,133
*Waterstone Financial, Inc.	26,636	138,507
Wayne Savings Bancshares, Inc.	1,789	10,734
#Webster Financial Corp.	64,768	732,526
Wesbanco, Inc.	244,944	4,083,216
West Bancorporation	79,837	472,635
#West Coast Bancorp.	108,771	267,577
*Western Alliance Bancorp.	44,434	307,928
Westwood Holdings Group, Inc.	68,070	2,657,453
*White River Capital, Inc.	4,182	51,020
Wilber Corp. (The)	25,127	286,448
#Wilshire Bancorp, Inc.	264,376	1,945,807
*Wilshire Enterprises, Inc.	130,375	213,815
#*Wintrust Financial Corp.	96,528	2,524,207
#*World Acceptance Corp.	163,901	3,887,732
WSB Holdings, Inc.	44,668	102,290
WSFS Financial Corp.	12,200	327,814

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
WVS Financial Corp.	12,479	$194,672
Yadkin Valley Financial Corp.	26,186	180,160
*ZipRealty, Inc.	117,880	366,607

Total Financials		429,936,582

Health Care — (12.4%)
*A.D.A.M., Inc.	16,536	47,954
#*Abaxis, Inc.	185,386	4,962,783
#*ABIOMED, Inc.	269,889	2,037,662
*Acadia Pharmaceuticals, Inc.	2,778	11,306
*Accelr8 Technology Corp.	32,534	87,842
*Accelrys, Inc.	271,677	1,630,062
#*Access Pharmaceuticals, Inc.	15,200	68,400
#*Accuray, Inc.	172,484	1,209,113
*Achillion Pharmaceuticals, Inc.	1,193	2,505
*Adcare Health Systems, Inc.	3,900	9,750
*Adolor Corp.	294,513	524,233
*Advanced Life Sciences Holdings, Inc.	35,367	16,976
*AdvanSource Biomaterials Corp.	158,764	50,804
*Affymax, Inc.	150,505	2,876,151
*Affymetrix, Inc.	127,282	1,125,173
#*Air Methods Corp.	117,580	3,458,028
*Akorn, Inc.	788,259	1,064,150
*Albany Molecular Research, Inc.	318,453	3,034,857
*Alexza Pharmaceuticals, Inc.	141,358	373,185
#*Align Technology, Inc.	189,161	2,063,747
*Alliance HealthCare Services, Inc.	473,700	2,335,341
*Allied Healthcare International, Inc.	352,871	878,649
*Allied Healthcare Products, Inc.	13,948	55,792
*Allion Healthcare, Inc.	76,316	564,738
#*Allos Therapeutics, Inc.	651,602	5,258,428
*Almost Family, Inc.	29,219	926,827
*Alphatec Holdings, Inc.	183,030	684,532
#*Altus Pharmaceuticals, Inc.	166	66
#*AMAG Pharmaceuticals, Inc.	119,140	5,410,147
*AMDL, Inc.	882	847
*America Services Group, Inc.	60,531	1,039,923
*American Caresource Holding, Inc.	6,054	24,821
*American Claims Evaluation, Inc.	2,200	836
*American Dental Partners, Inc.	86,847	1,136,827
*American Shared Hospital Services	35,563	74,860
*AMICAS, Inc.	326,087	958,696
#*Amicus Therapeutics, Inc.	2,900	33,031
*AMN Healthcare Services, Inc.	266,939	1,943,316
*Amsurg Corp.	297,081	6,125,810
*Anadys Pharmaceuticals, Inc.	89,413	232,474
Analogic Corp.	128,346	4,865,597
*Angeion Corp.	1,294	3,817
*AngioDynamics, Inc.	185,483	2,314,828
*Anika Therapeutics, Inc.	104,524	606,239
*Arca Biopharma, Inc.	4,305	16,359
#*Ardea Biosciences, Inc.	52,048	1,013,895
#*Arena Pharmaceuticals, Inc.	230,047	1,173,240
*Ariad Pharmaceuticals, Inc.	22,318	43,074
*Arqule, Inc.	136,874	837,669
#*Array BioPharma, Inc.	475,140	1,805,532
*Arrhythmia Research Technology, Inc.	26,575	94,076
*Aryx Therapeutics, Inc.	10,187	34,738
*Aspect Medical Systems, Inc.	160,275	1,003,322
*Assisted Living Concepts, Inc.	38,772	558,317
*AtriCure, Inc.	32,397	113,066

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#Atrion Corp.	19,601	$2,551,854
#*ATS Medical, Inc.	739,384	2,573,056
#*AVANIR Pharmaceuticals, Inc. Class A	277,567	596,769
*AVI BioPharma, Inc.	3,910	8,993
*Avigen, Inc.	262,088	351,198
*Bioanalytical Systems, Inc.	30,808	20,949
*BioClinica, Inc.	145,077	542,588
#*BioCryst Pharmaceuticals, Inc.	370,540	3,408,968
*Biodel, Inc.	157,030	774,158
#*BioLase Technology, Inc.	1,870	4,002
*BioMimetic Therapeutics, Inc.	63,487	658,361
#*Bio-Reference Laboratories, Inc.	134,668	4,317,456
#*BioSante Pharmaceuticals, Inc.	146,032	267,239
*BioScrip, Inc.	356,462	2,106,690
*BioSpecifics Technologies Corp.	2,754	71,026
*BioSphere Medical, Inc.	183,566	692,044
#*BMP Sunstone Corp.	19,747	98,143
#*Bovie Medical Corp.	158,799	1,424,427
*BSD Medical Corp.	208,291	449,909
#*Cadence Pharmaceuticals, Inc.	235,629	2,851,111
*Caliper Life Sciences, Inc.	463,931	784,043
*Cambrex Corp.	282,180	1,292,384
*Candela Corp.	219,988	246,387
*Cantel Medical Corp.	116,343	1,802,153
*Capital Senior Living Corp.	189,391	931,804
*Caraco Pharmaceutical Laboratories, Ltd.	261,762	819,315
*Cardiac Science Corp.	187,226	745,159
*Cardica, Inc.	60,128	110,034
*CardioDynamics International Corp.	34,800	46,284
#*Cardiovascular Systems, Inc.	7,615	76,455
*Cardium Therapeutics, Inc.	18	37
*CAS Medical Systems, Inc.	997	1,695
*Catalyst Pharmaceutical Partners, Inc.	25,086	10,285
*Celera Corp.	3,700	22,200
#*Celldex Therapeutics, Inc.	47,296	359,450
#*Cepheid, Inc.	118,630	1,253,919
*Cerus Corp.	51,125	85,379
#*Clarient, Inc.	44,200	176,358
#*Cleveland Biolabs, Inc.	2,513	12,088
*Clinical Data, Inc.	177,838	2,633,781
*Columbia Laboratories, Inc.	27,734	33,003
#*CombiMatrix Corp.	21,497	142,310
#Computer Programs & Systems, Inc.	100,981	3,933,210
#*Conceptus, Inc.	280,124	4,703,282
*CONMED Corp.	266,279	4,681,185
*Continucare Corp.	33,635	98,214
#*Corcept Therapeutics, Inc.	199,501	223,441
*Cornerstone Therapeutics, Inc.	8,755	78,795
*Corvel Corp.	135,749	3,314,991
*CPEX Pharmaceuticals, Inc.	20,495	213,148
*Cross Country Healthcare, Inc.	251,411	2,099,282
*CryoLife, Inc.	247,429	1,256,939
*CuraGen Corp.	254,100	355,740
*Curis, Inc.	3,274	4,584
*Cutera, Inc.	35,001	292,258
#*Cyberonics, Inc.	232,029	3,854,002
*Cyclacel Pharmaceuticals, Inc.	1,595	1,595
*Cynosure, Inc. Class A	8,073	77,985
#*Cypress Bioscience, Inc.	184,649	1,632,297
*Cytokinetics, Inc.	159,844	473,138
#*Cytori Therapeutics, Inc.	144,413	476,563

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Daxor Corp.	43,502	$435,020
*Del Global Technologies Corp.	157,042	94,225
#*Dendreon Corp.	116,771	2,827,026
*DepoMed, Inc.	176,462	674,085
#*Dexcom, Inc.	197,725	1,277,303
*Dialysis Corp. of America	36,951	210,990
*Digirad Corp.	75,285	157,346
#*Discovery Laboratories, Inc.	293,850	141,048
*Durect Corp.	617,647	1,420,588
#*DUSA Pharmaceuticals, Inc.	21,621	23,134
*Dyax Corp.	466,243	1,767,061
*Dynacq Healthcare, Inc.	64,639	208,784
*Dynavax Technologies Corp.	2,993	5,477
#*Emergent Biosolutions, Inc.	86,704	1,245,069
*Emergent Group, Inc.	4,000	32,000
#*Emeritus Corp.	147,225	1,715,171
*Emisphere Technologies, Inc.	2,065	2,106
*Encision, Inc.	3,700	4,995
—*Endo Pharmaceuticals Solutions	203,104	201,073
*Endologix, Inc.	5,319	25,691
Ensign Group, Inc.	60,783	973,744
*ENTREMED, Inc.	17,684	9,021
*Enzo Biochem, Inc.	30,474	155,417
#*Enzon Pharmaceuticals, Inc.	145,365	1,181,817
*EPIX Pharmaceuticals, Inc.	153,647	2,612
*eResearch Technology, Inc.	514,980	2,806,641
*Exact Sciences Corp.	177,840	503,287
*Exactech, Inc.	100,152	1,427,166
#*Exelixis, Inc.	318,810	1,705,633
*Five Star Quality Care, Inc.	17,859	50,005
*Genomic Health, Inc.	192,364	3,243,257
*Genoptix, Inc.	50,305	1,575,050
*Gentiva Health Services, Inc.	124,155	2,642,018
#*Geron Corp.	381,628	3,060,657
#*Greatbatch, Inc.	219,343	4,834,320
*GTC Biotherapeutics, Inc.	8,642	18,407
#*GTx, Inc.	169,636	1,784,571
#*Halozyme Therapeutics, Inc.	329,900	2,329,094
*Hanger Orthopedic Group, Inc.	286,565	3,931,672
*Hansen Medical, Inc.	18,496	76,204
*Harvard Bioscience, Inc.	306,263	1,274,054
*Health Fitness Corp.	19,100	131,217
*Health Grades, Inc.	207,771	993,145
*HealthStream, Inc.	175,019	645,820
*HealthTronics, Inc.	343,143	737,758
*Healthways, Inc.	101,007	1,488,843
#*Hemispherx Biopharma, Inc.	93,100	195,510
*Hi-Tech Pharmacal Co., Inc.	109,646	1,715,960
*Home Diagnostics, Inc.	38,020	258,156
*Hooper Holmes, Inc.	672,769	289,291
#*Human Genome Sciences, Inc.	244,427	3,495,306
*iBioPharma, Inc.	116,875	64,281
*iCAD, Inc.	37,500	51,000
*Icagen, Inc.	159	100
*ICU Medical, Inc.	136,104	5,298,529
*Idenix Pharmaceuticals, Inc.	171,201	650,564
#*Idera Pharmaceuticals, Inc.	154,651	997,499
*I-Flow Corp.	41,458	315,495
*Immtech International, Inc.	1,055	183
*ImmunoGen, Inc.	274,057	2,381,555
*Immunomedics, Inc.	127,777	528,997

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Incyte Corp.	685,953	$3,566,956
*Infinity Pharmaceuticals, Inc.	148,385	1,198,951
*Inhibitex, Inc.	12,200	5,612
*Inspire Pharmaceuticals, Inc.	503,708	2,448,021
#*Insulet Corp.	222,094	1,488,030
*IntegraMed America, Inc.	71,370	541,698
#*InterMune, Inc.	309,720	4,732,522
#Invacare Corp.	251,311	5,126,744
*InVentiv Health, Inc.	74,111	1,136,863
#*IPC The Hospitalist Co.	48,058	1,338,415
*Iridex Corp.	6,461	14,150
*IRIS International, Inc.	173,904	1,773,821
*IsoRay, Inc.	20	10
*ISTA Pharmaceuticals, Inc.	52,997	263,925
*IVAX Diagnostics, Inc.	119	82
*Javelin Pharmaceuticals, Inc.	3,201	6,082
#*Jazz Pharmaceuticals, Inc.	53,600	315,168
#*Kendle International, Inc.	141,840	1,656,691
*Kensey Nash Corp.	117,601	3,358,685
*Keryx Biopharmaceuticals, Inc.	45,500	51,415
Kewaunee Scientific Corp.	20,704	246,378
#*Kindred Healthcare, Inc.	201,795	2,833,202
*K-V Pharmaceutical Co. Class A	6,700	15,410
Landauer, Inc.	89,595	5,995,697
*Lannet Co., Inc.	18,713	165,610
*LCA-Vision, Inc.	173,831	997,790
*LeMaitre Vascular, Inc.	20,300	70,035
*Lexicon Pharmaceuticals, Inc.	8,884	11,816
#*LHC Group, Inc.	120,710	3,542,838
*Ligand Pharmaceuticals, Inc. Class B	524,976	1,485,682
*Luna Innovations, Inc.	17,526	6,835
#*MAKO Surgical Corp.	27,775	243,309
#*Mannkind Corp.	306,030	2,451,300
*Matrixx Initiatives, Inc.	91,443	515,739
*Maxygen, Inc.	359,381	2,871,454
#*MDRNA, Inc.	7,523	10,833
*MedCath Corp.	91,975	1,109,218
*Medical Action Industries, Inc.	142,304	1,777,377
*Medical Staffing Network Holdings, Inc.	227,000	38,590
*Medicines Co. (The)	20,896	169,467
#*MediciNova, Inc.	300	1,797
#*Medivation, Inc.	127,336	3,151,566
*MedQuist, Inc.	34,644	283,041
*MEDTOX Scientific, Inc.	72,129	649,161
*Merge Healthcare, Inc.	252,876	953,341
*Merit Medical Systems, Inc.	262,180	4,795,272
#*Metabolix, Inc.	68,861	637,653
*Metropolitan Health Networks, Inc.	468,252	1,114,440
#*Micromet, Inc.	127,057	816,977
*Micrus Endovascular Corp.	146,236	1,317,586
*MiddleBrook Pharmaceuticals, Inc.	3,172	4,599
*Misonix, Inc.	62,750	102,282
#*Molecular Insight Pharmaceuticals, Inc.	217,158	1,344,208
#*Molina Healthcare, Inc.	105,756	2,384,798
#*Momenta Pharmaceuticals, Inc.	253,493	2,750,399
*Monogram Biosciences, Inc.	100,414	454,875
*MTS Medication Technologies, Inc.	43,048	239,347
*MWI Veterinary Supply, Inc.	96,120	3,689,086
*Nabi Biopharmaceuticals	482,904	1,241,063
*Nanosphere, Inc.	5,266	37,178
*National Dentex Corp.	3,946	26,636

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
National Healthcare Corp.	103,884	$3,869,679
National Research Corp.	66,513	1,713,375
#*Natus Medical, Inc.	212,592	2,891,251
*Nektar Therapeutics	314,150	2,224,182
#*Neogen Corp.	135,771	3,956,367
*Neurobiological Technologies, Inc.	870	657
*Neurocrine Biosciences, Inc.	386,646	1,233,401
#*Neurogen Corp.	198,001	37,620
#*NeurogesX, Inc.	24,531	193,304
*Nighthawk Radiology Holdings, Inc.	143,008	690,729
*NMT Medical, Inc.	962	1,789
#*Northfield Laboratories, Inc.	129,590	5,832
#*NovaMed, Inc.	219,315	1,054,905
#*Novavax, Inc.	420,750	1,826,055
*Noven Pharmaceuticals, Inc.	135,187	2,227,882
*NOVT Corp.	19,302	26,058
*NPS Pharmaceuticals, Inc.	133,552	519,517
*NxStage Medical, Inc.	336,545	1,864,459
*Obagi Medical Products, Inc.	65,783	499,293
#*Oculus Innovative Sciences, Inc.	219	543
*Odyssey Healthcare, Inc.	322,388	3,755,820
*Omnicell, Inc.	231,483	2,888,908
#*OncoGenex Pharmaceutical, Inc.	10,479	305,777
#*Oncothyreon, Inc.	32,487	149,115
*Opexa Therapeutics, Inc.	18,635	9,318
*Optimer Pharmaceuticals, Inc.	95,780	1,349,540
*OraSure Technologies, Inc.	247,698	703,462
*Orchid Cellmark, Inc.	287,604	503,307
*Ore Pharmaceuticals, Inc.	50,794	30,222
*Orexigen Therapeutics, Inc.	55,875	457,058
*Orthologic Corp.	315,300	192,333
#*Orthovita, Inc.	227,742	1,482,600
*Oscient Pharmaceuticals Corp.	31,239	937
#*Osiris Therapeutics, Inc.	106,875	1,300,669
*Osteotech, Inc.	28,710	142,402
*OTIX Global, Inc.	2,086	1,502
*OXiGENE, Inc.	2,236	3,354
*Pain Therapeutics, Inc.	410,909	1,808,000
#*Palomar Medical Technologies, Inc.	59,770	892,964
*Par Pharmaceutical Cos., Inc.	271,575	4,402,231
*Parexel International Corp.	109,504	1,694,027
*PDI, Inc.	131,394	681,935
#*Penwest Pharmaceuticals Co.	278,634	763,457
#*Pharmasset, Inc.	59,142	910,195
*PharMerica Corp.	283,292	5,937,800
#*Phase Forward, Inc.	157,832	2,241,214
*PHC, Inc.	26,839	44,284
#*PhotoMedex, Inc.	2,954	2,806
#*Poniard Pharmaceuticals, Inc.	62,501	450,632
#*Pozen, Inc.	244,062	1,862,193
*Progenics Pharmaceuticals, Inc.	284,275	1,614,682
*Prospect Medical Holdings, Inc.	32,100	130,005
*Providence Service Corp.	33,130	349,522
Psychemedics Corp.	1,558	10,283
*QuADRaMed Corp.	77,074	485,566
#*Questcor Pharmaceuticals, Inc.	343,109	2,010,619
#*Quidel Corp.	307,000	4,583,510
*Quigley Corp.	56,585	123,638
*RadNet, Inc.	43,587	128,146
*Regeneration Technologies, Inc.	302,085	1,338,237
#*RehabCare Group, Inc.	130,630	3,142,958

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Repligen Corp.	315,575	$1,694,638
*Repros Therapeutics, Inc.	44,891	113,574
*Res-Care, Inc.	275,791	4,307,855
*Retractable Technologies, Inc.	272	239
*Rigel Pharmaceuticals, Inc.	232,324	1,935,259
*Rochester Medical Corp.	101,268	1,307,370
#*Rockwell Medical Technologies, Inc.	36,350	326,423
*Rural/Metro Corp.	110,300	418,037
*RXi Pharmaceuticals Corp.	319	1,180
#*Salix Pharmaceuticals, Ltd.	301,055	3,666,850
#*Sangamo BioSciences, Inc.	343,507	1,957,990
*Santarus, Inc.	97,253	305,374
*Savient Pharmaceuticals, Inc.	185,995	2,899,662
#*SciClone Pharmaceuticals, Inc.	39,934	139,769
#*Seattle Genetics, Inc.	371,352	4,474,792
*Senesco Technologies, Inc.	185	124
*SenoRx, Inc.	13,751	53,491
*SeraCare Life Sciences, Inc.	127,485	184,853
*Skilled Healthcare Group, Inc.	94,206	778,142
*Somanetics Corp.	121,507	1,704,743
*Somaxon Pharmaceuticals, Inc.	798	1,692
*SonoSite, Inc.	154,826	3,649,249
Span-American Medical System, Inc.	33,000	390,720
*Spectranetics Corp.	226,593	1,176,018
*Spectrum Pharmaceuticals, Inc.	73,333	491,331
*SRI/Surgical Express, Inc.	46,400	116,000
#*STAAR Surgical Co.	275,704	744,401
#*StemCells, Inc.	154,160	260,530
*Stereotaxis, Inc.	101,567	459,083
*Strategic Diagnostics, Inc.	1,653	1,967
*Sucampo Pharmaceuticals, Inc.	18,266	120,738
#*Sun Healthcare Group, Inc.	420,360	4,090,103
*SunLink Health Systems, Inc.	33,465	75,966
*Sunrise Senior Living, Inc.	56,511	132,236
*SuperGen, Inc.	4,817	12,813
#*SurModics, Inc.	178,765	3,997,185
*Symmetry Medical, Inc.	269,982	2,311,046
*Synovis Life Technologies, Inc.	119,202	1,841,671
*Synta Pharmaceuticals Corp.	64,453	169,511
*Targacept, Inc.	11,304	121,292
*Telik, Inc.	140,820	123,781
*Theragenics Corp.	280,300	350,375
*Threshold Pharmaceuticals, Inc.	17,876	26,278
*Tomotherapy, Inc.	56,000	176,960
*Torreypines Therapeutics, Inc.	89	11
*TranS1, Inc.	51,361	318,438
*Transcend Services, Inc.	14,411	203,772
*Transcept Pharmaceuticals, Inc.	52	304
*Trimeris, Inc.	6,266	12,971
*Triple-S Management Corp.	53,558	915,306
*Trubion Pharmaceuticals, Inc.	1,300	5,694
*U.S. Physical Therapy, Inc.	118,606	1,939,208
*Universal American Corp.	1	9
*Urologix, Inc.	123,100	160,030
*Uroplasty, Inc.	12,179	9,621
Utah Medical Products, Inc.	48,826	1,391,541
*Vanda Pharmaceuticals, Inc.	45,270	688,104
*Vascular Solutions, Inc.	162,035	1,246,049
*Vical, Inc.	83,354	297,574
*ViroPharma, Inc.	104,800	772,376
#*Virtual Radiologic Corp.	17,697	206,701

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Vision-Sciences, Inc.	23,250	$23,250
*Vital Images, Inc.	114,941	1,533,313
#*Vivus, Inc.	585,337	4,337,347
#*Volcano Corp.	82,889	1,259,084
#*Wright Medical Group, Inc.	39,935	555,895
*XenoPort, Inc.	63,306	1,285,745
#*XOMA, Ltd.	138	124
Young Innovations, Inc.	72,385	1,832,788
#*Zila, Inc.	15,024	6,610
*Zoll Medical Corp.	170,789	3,147,641
*Zymogenetics, Inc.	123,793	693,241

Total Health Care		419,494,482

Industrials — (13.8%)
*3D Systems Corp.	190,387	1,372,690
*A. T. Cross Co. Class A	73,055	316,328
#AAON, Inc.	207,287	4,064,898
*AAR Corp.	112,900	2,159,777
#*Acacia Research	363,683	2,858,548
*ACCO Brands Corp.	294,565	1,287,249
*Accuride Corp.	255,408	94,501
Aceto Corp.	228,797	1,608,443
*Active Power, Inc.	333,059	244,798
#Administaff, Inc.	113,778	2,851,277
*Advisory Board Co. (The)	47,988	1,227,533
*AeroCentury Corp.	8,166	80,027
*Aerosonic Corp.	4,380	20,148
*AeroVironment, Inc.	66,164	1,881,704
*Air Transport Services Group, Inc.	111,967	372,850
Aircastle, Ltd.	141,100	1,024,386
#*AirTran Holdings, Inc.	244,118	1,767,414
Alamo Group, Inc.	90,749	1,255,059
Albany International Corp. Class A	6,900	94,806
*Allied Defense Group, Inc.	51,940	178,674
*Allied Motion Technologies, Inc.	34,580	68,468
*Altra Holdings, Inc.	143,580	1,262,068
#*American Commercial Lines, Inc.	31,711	495,326
#American Ecology Corp.	176,798	2,887,111
American Railcar Industries, Inc.	40,452	335,347
*American Reprographics Co.	123,819	1,071,034
#American Science & Engineering, Inc.	88,885	6,199,729
#*American Superconductor Corp.	222,974	7,173,074
#American Woodmark Corp.	129,528	3,036,136
#Ameron International Corp.	79,595	5,931,419
Ampco-Pittsburgh Corp.	86,200	1,959,326
*AMREP Corp.	55,375	697,171
*APAC Customer Services, Inc.	150,443	749,206
#Apogee Enterprises, Inc.	255,606	3,726,735
*Applied Energetics, Inc.	1,516	597
#Applied Signal Technologies, Inc.	122,704	3,067,600
*Argan, Inc.	21,582	319,414
*Argon ST, Inc.	216,502	4,137,353
#Arkansas Best Corp.	162,953	4,640,901
*Arotech Corp.	99,723	156,565
*Art’s-Way Manufacturing Co., Inc.	200	1,080
#*Astec Industries, Inc.	182,380	4,935,203
*Astronics Corp.	73,358	803,270
*Astronics Corp. Class B	17,159	184,802
*Astrotech Corp.	6,182	7,789
*ATC Technology Corp.	205,257	4,293,976
#*Atlas Air Worldwide Holding, Inc.	38,269	955,194

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Avalon Holding Corp. Class A	20,575	$53,289
#*Avis Budget Group, Inc.	157,830	1,349,447
*Axsys Technologies, Inc.	101,363	5,440,152
#*AZZ, Inc.	119,452	4,628,765
#Badger Meter, Inc.	157,501	5,803,912
*Baker (Michael) Corp.	85,237	3,635,358
*Baldwin Technology Co., Inc. Class A	2,160	2,743
Barrett Business Services, Inc.	86,356	861,833
*Basin Water, Inc.	97,289	4,962
#*Beacon Roofing Supply, Inc.	188,843	3,166,897
#*Blount International, Inc.	325,962	3,031,447
#*BlueLinx Holdings, Inc.	43,641	174,128
*BNS Holding, Inc.	26,480	125,780
*Bowne & Co., Inc.	222,304	1,785,104
*Breeze-Eastern Corp.	98,241	589,446
Briggs & Stratton Corp.	26	446
*BTU International, Inc.	74,894	459,100
*Builders FirstSource, Inc.	30,720	180,019
*Butler International, Inc.	—	—
#*C&D Technologies, Inc.	230,400	460,800
*CAI International, Inc.	6,275	41,039
#*Capstone Turbine Corp.	7,331	8,431
Cascade Corp.	109,805	2,684,732
*Casella Waste Systems, Inc. Class A	191,918	529,694
#*CBIZ, Inc.	625,224	4,088,965
CDI Corp.	57,957	736,054
*CECO Environmental Corp.	19,900	74,028
*Celadon Group, Inc.	200,675	1,856,244
*Cenveo, Inc.	99,076	478,537
*Ceradyne, Inc.	72,309	1,305,177
*Champion Industries, Inc.	53,936	94,927
*Chart Industries, Inc.	53,941	1,038,904
*Chase Corp.	76,372	887,443
Chicago Rivet & Machine Co.	20,000	282,000
CIRCOR International, Inc.	106,080	2,446,205
#*Coleman Cable, Inc.	1,786	5,894
*Columbus McKinnon Corp.	175,855	2,544,622
*Comforce Corp.	80,066	138,514
Comfort Systems USA, Inc.	333,313	3,926,427
*Command Security Corp.	70,192	233,037
*Commercial Vehicle Group, Inc.	211,435	424,984
*Competitive Technologies, Inc.	102,100	239,935
CompX International, Inc.	16,616	105,512
*COMSYS IT Partners, Inc.	21,286	149,002
*Conrad Industries, Inc.	18,700	117,810
*Consolidated Graphics, Inc.	84,422	1,544,923
*Cornell Companies, Inc.	147,824	2,532,225
#Corporate Executive Board Co.	95,344	1,790,560
#*CoStar Group, Inc.	37,496	1,377,228
Courier Corp.	120,220	1,988,439
*Covanta Holding Corp.	1	13
*Covenant Transport Group Class A	91,000	424,060
*CPI Aerostructures, Inc.	47,933	340,804
*CRA International, Inc.	102,480	2,759,786
Deluxe Corp.	98,135	1,535,813
Diamond Management & Technology Consultants, Inc.	239,817	1,285,419
*Digital Power Corp.	3,700	7,844
#*Document Securities Systems, Inc.	1,070	2,290
#*Dollar Thrifty Automotive Group, Inc.	196,339	3,249,410
Ducommun, Inc.	99,023	1,711,117
*DXP Enterprises, Inc.	67,332	682,746

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Dycom Industries, Inc.	89,206	$1,135,592
*Dynamex, Inc.	98,300	1,530,531
#Dynamic Materials Corp.	34,064	557,628
#*Eagle Bulk Shipping, Inc.	55,600	319,700
Eastern Co.	56,509	1,008,121
*Ecology & Environment, Inc. Class A	20,492	307,380
#Empire Resources, Inc.	774	1,060
#Encore Wire Corp.	219,225	4,754,990
#*Ener1, Inc.	79,793	509,079
*Energy Focus, Inc.	838	603
*EnerNOC, Inc.	61,108	1,874,793
*EnerSys	32,548	644,125
Ennis, Inc.	227,402	3,349,631
*EnPro Industries, Inc.	161,708	2,881,637
*Environmental Tectonics Corp.	60,400	98,754
Espey Manufacturing & Electronics Corp.	35,700	569,415
#*Evergreen Solar, Inc.	18,000	37,800
*Exponent, Inc.	138,302	3,569,575
*ExpressJet Holdings, Inc.	49,740	69,139
Federal Signal Corp.	467,647	4,143,352
*First Aviation Services, Inc.	1,700	697
*Flanders Corp.	254,700	1,627,533
*Flow International Corp.	203,326	406,652
#*Fortune Industries, Inc.	25	14
#Forward Air Corp.	180,225	4,168,604
*Franklin Covey Co.	170,796	1,101,634
Franklin Electric Co., Inc.	64,210	2,080,404
Freightcar America, Inc.	35,684	712,966
Frozen Food Express Industries, Inc.	161,875	584,369
*Fuel Tech, Inc.	78,086	699,651
*FuelCell Energy, Inc.	182,549	732,022
*Furmanite Corp.	332,038	1,510,773
G & K Services, Inc. Class A	149,828	3,404,092
*Genco Shipping & Trading, Ltd.	36,182	865,112
*Gencor Industries, Inc.	3,900	26,559
*GenCorp, Inc.	4,499	11,697
#*GeoEye, Inc.	146,037	3,621,718
#*Gibraltar Industries, Inc.	276,610	2,149,260
#Gorman-Rupp Co. (The)	165,285	3,690,814
*GP Strategies Corp.	152,856	1,060,821
Graham Corp.	65,200	891,936
Great Lakes Dredge & Dock Corp.	90,057	521,430
*Greenbrier Companies, Inc.	149,800	1,571,402
*Griffon Corp.	482,883	4,654,992
*H&E Equipment Services, Inc.	107,065	1,139,172
Hardinge, Inc.	97,119	382,649
*Hawaiian Holdings, Inc.	520,782	3,327,797
#Healthcare Services Group, Inc.	353,878	6,606,902
*HEICO Corp. Class A	52,576	1,486,849
#Heidrick & Struggles International, Inc.	165,119	3,383,288
*Herley Industries, Inc.	127,372	1,551,391
*Hill International, Inc.	317,228	1,478,282
*Hi-Shear Technology Corp.	65,001	715,011
HNI Corp.	49,608	1,105,266
*Hoku Scientific, Inc.	23,414	47,999
Horizon Lines, Inc. Class A	52,229	261,667
#Houston Wire & Cable Co.	41,470	445,803
*Hudson Highland Group, Inc.	4,425	9,160
*Hudson Technologies, Inc.	20,484	24,786
*Hurco Companies, Inc.	54,770	1,069,110
*Huttig Building Products, Inc.	161,870	140,827

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*ICF International, Inc.	45,483	$1,178,010
*ICT Group, Inc.	52,478	541,573
*II-VI, Inc.	95,442	2,289,654
*InnerWorkings, Inc.	186,378	963,574
*Innotrac Corp.	156,400	340,952
*Innovative Solutions & Support, Inc.	135,489	486,406
*Insituform Technologies, Inc. Class A	196,867	3,622,353
Insteel Industries, Inc.	52,537	535,352
*Integrated Electrical Services, Inc.	118,276	1,082,225
*Intelligent Systems Corp.	42,582	46,840
Interface, Inc. Class A	281,232	1,951,750
*Interline Brands, Inc.	252,827	4,280,361
International Shipholding Corp.	59,608	1,729,228
*Intersections, Inc.	159,980	767,904
John Bean Technologies Corp.	52,700	730,422
*JPS Industries, Inc.	24,500	79,625
*Kadant, Inc.	99,347	1,103,745
Kaman Corp. Class A	237,610	4,557,360
*Kelly Services, Inc. Class A	253,862	2,985,417
*Kelly Services, Inc. Class B	518	6,636
*Key Technology, Inc.	49,705	540,293
*Kforce, Inc.	392,320	3,821,197
Kimball International, Inc. Class B	241,960	1,645,328
#Knoll, Inc.	203,329	1,990,591
*Korn/Ferry International	253,000	3,519,230
*Kratos Defense & Security Solutions, Inc.	32,580	26,064
*K-Tron International, Inc.	54,706	4,813,034
*L.B. Foster Co. Class A	103,703	3,111,090
L.S. Starrett Co. Class A	51,160	443,046
*LaBarge, Inc.	173,450	1,833,367
*Ladish Co., Inc.	124,016	1,364,176
Lawson Products, Inc.	78,702	1,322,194
*Layne Christensen Co.	146,555	3,477,750
*LECG Corp.	12,838	47,244
*LGL Group, Inc.	44,834	130,019
#Lindsay Corp.	20,900	741,323
*LMI Aerospace, Inc.	94,098	856,292
LSI Industries, Inc.	202,343	1,313,206
*Lydall, Inc.	141,300	459,225
*M&F Worldwide Corp.	85,330	1,697,214
*Magnetek, Inc.	307,119	414,611
*Manitex International, Inc.	6,450	9,353
*Marten Transport, Ltd.	206,083	3,635,304
McGrath Rentcorp	239,521	4,603,594
#*Media Sciences International, Inc.	11,400	4,446
*Mesa Air Group, Inc.	331,800	46,286
*Metalico, Inc.	64,301	291,927
Met-Pro Corp.	233,961	2,489,345
*MFRI, Inc.	57,134	342,804
#*Microvision, Inc.	115,762	400,537
#*Middleby Corp.	59,160	2,892,924
*Miller Industries, Inc.	34,193	301,924
*Mobile Mini, Inc.	128,085	2,072,415
*Moore Handley, Inc.	1,500	285
*MPS Group, Inc.	198,104	1,713,600
*Mueller (Paul) Co.	10,813	253,024
Mueller Water Products, Inc.	59,779	230,747
Multi-Color Corp.	101,404	1,583,931
NACCO Industries, Inc. Class A	17,365	730,893
*Nashua Corp.	54,500	359,700
*National Patent Development Corp.	109,400	147,690

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
National Technical Systems, Inc.	86,036	$376,408
#*Navigant Consulting, Inc.	77,412	921,203
#*NCI Building Systems, Inc.	130,500	514,170
*NN, Inc.	162,400	396,256
*North America Galvanizing & Coatings, Inc.	151,277	756,385
#*Northwest Pipe Co.	91,968	3,198,647
*Ocean Power Technologies, Inc.	7,416	35,152
*Odyssey Marine Exploration, Inc.	448,045	842,325
*Omega Flex, Inc.	102,151	1,671,190
*On Assignment, Inc.	199,121	842,282
*Orbit International Corp.	14,582	41,267
*Orion Marine Group, Inc.	64,720	1,447,139
*Oshkosh Truck Corp. Class B	1	27
*P.A.M. Transportation Services, Inc.	86,903	598,762
*Pacer International, Inc.	90,089	223,421
*Paragon Technologies, Inc.	39,425	98,563
*Park-Ohio Holdings Corp.	99,702	622,140
*Patrick Industries, Inc.	48,300	69,552
*Patriot Transportation Holding, Inc.	30,701	2,458,536
*Pemco Aviation Group Inc.	66	79
*PGT, Inc.	32,050	65,062
*Pike Electric Corp.	149,660	1,575,920
*Pinnacle Airlines Corp.	182,789	610,515
*Plug Power, Inc.	677,284	535,054
*PMFG, Inc.	125,088	1,404,738
*Polypore International, Inc.	68,300	843,505
Portec Rail Products, Inc.	16,037	161,172
#*Powell Industries, Inc.	110,356	3,934,191
*Power-One, Inc.	6,377	9,183
*PowerSecure International, Inc.	126,856	767,479
Preformed Line Products Co.	50,880	1,784,870
#*PRG-Schultz International, Inc.	20,358	77,360
#*Protection One, Inc.	34,343	117,110
Providence & Worcester Railroad Co.	16,912	198,631
*Quality Distribution, Inc.	4,546	13,638
Quanex Building Products Corp.	25,510	303,314
#*Quixote Corp.	85,730	208,324
#Raven Industries, Inc.	315,606	9,057,892
*RBC Bearings, Inc.	117,752	2,790,722
*RCM Technologies, Inc.	112,993	254,234
*Republic Airways Holdings, Inc.	163,944	839,393
Robbins & Myers, Inc.	65,512	1,371,166
#*RSC Holdings, Inc.	11,170	88,131
*Rush Enterprises, Inc. Class A	239,334	3,135,275
*Rush Enterprises, Inc. Class B	116,388	1,286,087
*Saia, Inc.	112,832	2,037,746
*SatCon Technology Corp.	315,637	596,554
Schawk, Inc.	244,071	1,767,074
#*School Specialty, Inc.	190,069	4,251,844
*Schuff International, Inc.	53,200	744,800
Servotronics, Inc.	24,804	152,049
*SIFCO Industries, Inc.	45,830	472,049
SkyWest, Inc.	517,028	6,555,915
*SL Industries, Inc.	54,267	339,169
*SmartPros, Ltd.	38,973	167,584
*Sparton Corp.	6,900	20,010
*Spherion Corp.	474,893	2,611,912
*Spherix, Inc.	135,335	193,529
*Spire Corp.	87,042	475,249
*Standard Parking Corp.	170,782	2,884,508
#Standard Register Co.	72,111	255,273

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Standex International Corp.	114,109	$1,429,786
Steelcase, Inc. Class A	22,973	168,162
*Sterling Construction Co., Inc.	62,130	989,731
#Sun Hydraulics, Inc.	160,570	2,822,821
*Sunair Electronics, Inc.	46,583	106,209
Superior Uniform Group, Inc.	55,873	463,746
*Supreme Industries, Inc.	101,505	217,221
*Sykes Enterprises, Inc.	403,592	8,031,481
*Sypris Solutions, Inc.	167,114	349,268
#TAL International Group, Inc.	217,127	2,407,938
*Taser International, Inc.	334,292	1,751,690
*Team, Inc.	156,000	2,271,360
*TeamStaff, Inc.	3,862	5,928
*Tech/Ops Sevcon, Inc.	60,800	173,280
Technology Research Corp.	57,021	163,650
*Tecumseh Products Co. Class A	123,298	1,008,578
*Tecumseh Products Co. Class B	10,100	103,121
*Tel-Instrument Electronics Corp.	6,800	32,300
#Tennant Co.	184,600	4,050,124
#Textainer Group Holdings, Ltd.	31,200	375,024
*Thomas Group, Inc.	307	226
Titan International, Inc.	325,861	2,424,406
#*Titan Machinery, Inc.	51,163	635,956
Todd Shipyards Corp.	56,166	937,972
*Trailer Bridge, Inc.	42,500	177,863
*Transcat, Inc.	42,500	255,000
*TRC Companies, Inc.	179,330	803,398
Tredegar Industries, Inc.	337,450	4,940,268
*Trex Co., Inc.	144,000	2,354,400
*TriMas Corp.	11,900	51,646
#Triumph Group, Inc.	21,552	860,787
*TrueBlue, Inc.	180,985	2,298,510
*Tufco Technologies, Inc.	6,498	19,624
Twin Disc, Inc.	89,335	787,935
*U.S. Home Systems, Inc.	653	1,704
*Ultralife Corp.	72,011	462,311
*United Capital Corp.	85,886	2,087,030
*United Rentals, Inc.	369,415	2,759,530
Universal Forest Products, Inc.	76,978	3,436,298
#*Universal Power Group, Inc.	18,016	36,753
*Universal Security Instruments, Inc.	197	1,077
Universal Truckload Services, Inc.	52,823	852,035
*UQM Technologies, Inc.	22,249	94,558
#*US Airways Group, Inc.	228,238	668,737
*USA Truck, Inc.	65,486	943,653
*Valence Technology, Inc.	67,400	123,342
*Valpey Fisher Corp.	36,360	49,086
*Versar, Inc.	34,351	135,686
Viad Corp.	194,613	3,448,542
*Vicor Corp.	276,111	2,178,516
Virco Manufacturing Corp.	133,476	420,449
*Volt Information Sciences, Inc.	192,487	1,532,197
VSE Corp.	33,772	999,989
*Wabash National Corp.	301,940	250,610
*Waste Services, Inc.	69,400	331,732
*WCA Waste Corp.	140,080	613,550
*Willdan Group, Inc.	131	229
*Willis Lease Finance Corp.	74,261	1,073,071
*Xerium Technologies, Inc.	119,928	129,522
#*YRC Worldwide, Inc.	102,673	143,742

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Zareba Systems, Inc.	750	$1,549

Total Industrials		469,188,694

Information Technology — (18.8%)
#*3PAR, Inc.	159,274	1,527,438
*Access Integrated Technologies, Inc.	1,512	1,361
#*ACI Worldwide, Inc.	94,242	1,420,227
*Acme Packet, Inc.	245,561	2,465,432
*Acorn Energy, Inc.	16,380	67,977
*Actel Corp.	240,963	2,684,328
*ActivIdentity Corp.	433,354	1,092,052
*Actuate Corp.	599,387	3,134,794
*Acxiom Corp.	332,918	3,212,659
*Adaptec, Inc.	749,869	1,994,652
#*ADC Telecommunications, Inc.	413,661	3,011,452
*ADDvantage Technologies Group, Inc.	84,803	165,366
*Adept Technology, Inc.	25,588	59,620
*Advanced Analogic Technologies, Inc.	132,964	640,886
#*Advanced Energy Industries, Inc.	386,830	4,653,565
*Advanced Photonix, Inc.	65,272	39,163
*Aehr Test Systems	42,605	39,623
*Aetrium, Inc.	767	1,572
Agilysys, Inc.	169,595	798,792
*Airvana, Inc.	145,936	906,263
American Software, Inc. Class A	237,800	1,524,298
*Amtech Systems, Inc.	62,270	357,430
*Anadigics, Inc.	157,823	653,387
*Analysts International Corp.	190,092	171,083
*Anaren, Inc.	130,802	2,351,820
*Applied Micro Circuits Corp.	660,413	5,712,572
*ArcSight, Inc.	88,642	1,681,539
*Art Technology Group, Inc.	1,005,130	3,809,443
*Aruba Networks, Inc.	287,868	2,556,268
*Astea International, Inc.	21,160	49,303
Astro-Med, Inc.	57,891	321,874
#*ATMI, Inc.	97,190	1,767,886
*Authentidate Holding Corp.	14,259	14,402
*Autobytel, Inc.	391,202	192,471
#*Avid Technology, Inc.	114,915	1,407,709
*Avocent Corp.	65,375	1,013,966
*Aware, Inc.	78,144	218,803
*Axcelis Technologies, Inc.	927,266	509,996
*Axesstel, Inc.	78,569	6,443
*AXT, Inc.	289,963	553,829
*Bankrate, Inc.	179,072	5,139,366
Bel Fuse, Inc. Class A	35,250	556,950
Bel Fuse, Inc. Class B	93,906	1,725,992
*Bell Microproducts, Inc.	228,950	359,451
#*BigBand Networks, Inc.	201,269	1,104,967
*Bitstream, Inc.	81,600	461,040
#Black Box Corp.	230,435	6,330,049
#Blackbaud, Inc.	204,033	3,815,417
*Blonder Tongue Laboratories, Inc.	76,200	144,780
*Blue Coat Systems, Inc.	231,146	4,320,119
*Bogen Communications International, Inc.	64,200	237,540
*Bottomline Technologies, Inc.	234,215	2,396,019
*Brightpoint, Inc.	442,352	2,627,571
#*BroadVision, Inc.	2,300	35,190
*Brooks Automation, Inc.	392,146	2,325,426
*BSQUARE Corp.	87,489	226,597
#*Cabot Microelectronics Corp.	234,301	7,947,490

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CalAmp Corp.	221,484	$403,101
*California Micro Devices Corp.	69,654	222,893
*Callidus Software, Inc.	242,757	619,030
*Cascade Microtech, Inc.	69,700	280,194
Cass Information Systems, Inc.	36,620	1,268,517
#*Cavium Networks, Inc.	127,740	2,410,454
*CEVA, Inc.	187,703	1,646,155
*Checkpoint Systems, Inc.	93,186	1,614,913
*Chordiant Software, Inc.	277,829	1,091,868
*Chyron International Corp.	315	397
*Ciber, Inc.	320,766	1,061,735
*Cirrus Logic, Inc.	659,171	3,546,340
*Clarus Corp.	138,650	578,170
*Clearfield, Inc.	41,400	72,036
#Cognex Corp.	231,298	3,816,417
#*Coherent, Inc.	149,922	2,941,470
Cohu, Inc.	157,211	1,906,969
*Comarco, Inc.	72,455	162,299
—#*Commerce One LLC	4,800	—
Communications Systems, Inc.	80,026	956,311
#*CommVault Systems, Inc.	128,613	2,239,152
*Computer Task Group, Inc.	178,083	1,157,540
*ComScore, Inc.	52,520	799,354
#*Comtech Telecommunications Corp.	965	30,755
*Comverge, Inc.	63,293	832,936
*Concurrent Computer Corp.	15,310	82,980
*Conexant Systems, Inc.	26,618	39,927
*Constant Contact, Inc.	87,407	1,976,272
#*Convera Corp.	2,214	421
*CPI International, Inc.	29,594	282,623
*Cray, Inc.	95,852	778,318
*CSG Systems International, Inc.	146,655	2,446,205
*CSP, Inc.	50,492	190,355
CTS Corp.	182,239	1,536,275
*CVD Equipment Corp.	31,867	111,534
*CyberOptics Corp.	56,931	381,438
#*Cymer, Inc.	21,394	731,889
#Daktronics, Inc.	201,959	1,692,416
*Data I/O Corp.	77,000	237,930
*Datalink Corp.	49,000	149,450
*Dataram Corp.	83,150	121,399
*Datawatch Corp.	18,488	35,127
*DDi Corp.	83,350	400,080
#*DealerTrack Holdings, Inc.	102,752	2,037,572
*Deltek, Inc.	20,269	125,870
*DemandTec, Inc.	66,722	594,493
*DG FastChannel, Inc.	149,760	3,143,462
*Dice Holdings, Inc.	19,800	93,060
*Digi International, Inc.	239,351	2,443,774
*Digimarc Corp.	60,380	839,282
*Digital Angel Corp.	39,154	58,339
#*Diodes, Inc.	120,086	2,216,788
*Ditech Networks, Inc.	316,660	430,658
*DivX, Inc.	94,041	548,259
*Dot Hill Systems Corp.	415,566	344,920
*Double-Take Software, Inc.	63,771	554,808
*DSP Group, Inc.	271,985	2,368,989
#*DTS, Inc.	178,253	4,896,610
*Dynamics Research Corp.	82,812	1,020,244
#*EarthLink, Inc.	177,220	1,497,509
*Easylink Services International Corp.	13,900	24,047

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Ebix, Inc.	29,838	$1,237,680
#*Echelon Corp.	371,953	3,154,161
*EDGAR Online, Inc.	80,827	119,624
*Edgewater Technology, Inc.	87,868	232,850
*EFJohnson Technologies, Inc.	1,848	1,257
*Elecsys Corp.	31,697	110,464
Electro Rent Corp.	238,205	2,267,712
*Electro Scientific Industries, Inc.	83,371	1,092,160
*Electronics for Imaging, Inc.	151,520	1,727,328
Electro-Sensors, Inc.	3,450	10,005
#*eLoyalty Corp.	106,780	967,427
*EMCORE Corp.	459,541	579,022
*EMS Technologies, Inc.	151,599	3,335,178
*Emulex Corp.	239,429	2,185,987
*En Pointe Technologies, Inc.	57,200	138,424
*Endwave Corp.	8,407	20,009
*Entegris, Inc.	1,976,744	7,373,255
*Entorian Technologies, Inc.	445,218	128,980
*Entropic Communications, Inc.	65,737	207,072
#*Epicor Software Corp.	552,902	3,361,644
#*EPIQ Systems, Inc.	289,576	4,647,695
*ePlus, Inc.	56,073	917,915
*Euronet Worldwide, Inc.	13,155	276,781
*Evans & Sutherland Computer Corp.	99,891	16,981
*Evolving Systems, Inc.	35,800	181,864
*Exar Corp.	395,970	2,783,669
*ExlService Holdings, Inc.	142,589	1,850,805
*Extreme Networks, Inc.	9,480	21,520
*FalconStor Software, Inc.	519,514	2,779,400
#*Faro Technologies, Inc.	135,699	2,401,872
*Finisar Corp.	636	406
*Forrester Research, Inc.	224,649	5,070,328
*Frequency Electronics, Inc.	74,860	262,010
*FSI International, Inc.	276,071	234,495
*Gerber Scientific, Inc.	213,989	669,786
*Giga-Tronics, Inc.	33,725	55,309
*GigOptix, Inc.	6,732	26,187
*Global Cash Access, Inc.	446,762	4,020,858
*Globecomm Systems, Inc.	83,337	661,696
*Glu Mobile, Inc.	500	540
*Goldleaf Financial Solutions, Inc.	1,387	791
*GSE Systems, Inc.	117,306	920,852
#*GSI Commerce, Inc.	312,741	5,704,396
*GSI Technology, Inc.	83,549	330,854
*GTSI Corp.	87,165	554,369
*Guidance Software, Inc.	60,740	242,353
*Hackett Group, Inc.	399,644	1,214,918
*Halifax Corp.	6,350	8,953
*Harmonic, Inc.	831,402	5,761,616
*Harris Stratex Networks, Inc. Class A	49,954	346,681
*Hauppauge Digital, Inc.	780	866
Heartland Payment Systems, Inc.	8,635	92,049
*Henry Bros. Electronics, Inc.	29,514	175,608
—*Here Media, Inc. (427105101)	9,920	—
—*Here Media, Inc. (427105200)	9,920	—
*Hughes Communications, Inc.	36,404	946,504
*Hutchinson Technology, Inc.	232,731	761,030
*Hypercom Corp.	538,300	1,146,579
*I.D. Systems, Inc.	2,424	8,896
*i2 Technologies, Inc.	205,275	2,763,002
#*ICx Technologies, Inc.	3,274	16,468

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*iGATE Corp.	525,324	$3,808,599
#*iGo, Inc.	2,297	1,861
*Ikanos Communications, Inc.	35,141	61,848
*Imation Corp.	113,208	1,027,929
#Imergent, Inc.	104,726	732,035
*Immersion Corp.	243,859	1,029,085
*infoGROUP, Inc.	151,114	909,706
*InfoSpace, Inc.	302,720	2,215,910
*Innodata Isogen, Inc.	222,741	1,189,437
*Insight Enterprises, Inc.	413,879	4,262,954
*InsWeb Corp.	12,966	31,378
*Integral Systems, Inc.	205,300	1,474,054
*Integrated Silicon Solution, Inc.	209,476	659,849
*Intelli-Check, Inc.	978	1,682
*Intelligroup, Inc.	116,800	245,280
*Intellon Corp.	52,935	243,501
*Interactive Intelligence, Inc.	146,489	2,367,262
*Internap Network Services Corp.	109,838	333,908
*Internet Brands, Inc.	89,300	670,643
*Internet Capital Group, Inc.	349,644	2,611,841
*Interphase Corp.	9,005	44,935
*Intest Corp.	84,141	14,220
*Intevac, Inc.	164,964	1,898,736
*IntriCon Corp.	53,872	140,067
*Inuvo, Inc.	5,167	1,550
*INX, Inc.	43,500	250,125
*iPass, Inc.	380,440	677,183
#*IPG Photonics Corp.	197,974	2,124,261
*Isilon Systems, Inc.	109,070	568,255
*Iteris, Inc.	52,380	64,427
*Ixia	390,636	2,945,395
*IXYS Corp.	314,624	2,432,044
*Jaco Electronics, Inc.	63,010	44,737
*JDA Software Group, Inc.	253,579	5,226,263
Keithley Instruments, Inc.	72,900	406,053
#*Kemet Corp.	666,900	486,837
*Kenexa Corp.	40,567	494,917
*Key Tronic Corp.	780	1,365
*Keynote Systems, Inc.	113,450	1,141,307
*Knot, Inc. (The)	182,110	1,591,641
*Kopin Corp.	672,020	2,667,919
*Kulicke & Soffa Industries, Inc.	116,009	680,973
*KVH Industries, Inc.	89,570	728,204
*L-1 Identity Solutions, Inc.	782,324	6,156,890
*Lantronix, Inc.	272	112
*LaserCard Corp.	111,680	859,936
*Lattice Semiconductor Corp.	1,053,119	2,327,393
*Leadis Technolgies, Inc.	4,837	3,821
*LeCroy Corp.	115,888	460,075
#*LightPath Technologies, Inc.	8,650	12,888
*Limelight Networks, Inc.	144,081	570,561
*Lionbridge Technologies, Inc.	9,123	20,071
*Liquidity Services, Inc.	102,974	1,182,142
*Littlefuse, Inc.	204,498	4,785,253
*Logic Devices, Inc.	45,800	28,446
*LogicVision, Inc.	60,980	90,555
*LoJack Corp.	36,754	149,956
*LookSmart, Ltd.	1,826	2,063
#*LoopNet, Inc.	325,010	2,600,080
*Loral Space & Communications, Inc.	177,459	3,714,217
*LTX-Credence Corp.	1,217,865	1,096,078

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mace Security International, Inc.	136,938	$135,569
*Magma Design Automation, Inc.	3,049	4,482
*Management Network Group, Inc.	107,667	35,530
#*Manhattan Associates, Inc.	243,170	4,498,645
Marchex, Inc. Class B	34,984	153,230
*Mastech Holdings, Inc.	308	1,016
*Mattson Technology, Inc.	20,463	30,899
Maximus, Inc.	180,751	7,703,608
*Maxwell Technologies, Inc.	125,013	1,770,184
*Measurement Specialties, Inc.	11,285	90,844
#*Mechanical Technology, Inc.	273	191
*Mentor Graphics Corp.	28,300	196,402
*Mercury Computer Systems, Inc.	196,106	2,255,219
*Merix Corp.	185,600	332,224
*Merrimac Industries, Inc.	20,512	173,326
Mesa Laboratories, Inc.	31,485	692,670
Methode Electronics, Inc.	216,662	1,642,298
Micrel, Inc.	527,371	4,124,041
*MicroStrategy, Inc.	34,867	2,128,630
*Microtune, Inc.	289,097	595,540
*Mindspeed Technologies, Inc.	3,595	9,706
*MIPS Technologies, Inc.	433,092	1,541,808
Mocon, Inc.	63,275	518,222
*ModusLink Global Solutions, Inc.	174,778	1,246,167
#*Monolithic Power Systems, Inc.	283,490	6,290,643
*Monotype Imaging Holdings, Inc.	2,400	17,472
*MoSys, Inc.	128,298	207,843
*Move, Inc.	1,396,321	3,728,177
*MRV Communications, Inc.	1,232,392	752,992
*MSC.Software Corp.	244,802	1,789,503
*MTM Technologies, Inc.	2,780	2,502
MTS Systems Corp.	171,251	4,022,686
*Multi-Fineline Electronix, Inc.	170,881	3,894,378
*Nanometrics, Inc.	126,071	467,723
*Napco Security Technologies, Inc.	323,601	420,681
*NCI, Inc.	50,704	1,606,810
#*NETGEAR, Inc.	185,647	3,157,855
*NetLogic Microsystems, Inc.	199,008	7,908,578
*NetScout Systems, Inc.	320,068	3,184,677
#*NetSuite, Inc.	700	8,512
*Network Engines, Inc.	348,071	323,706
*Network Equipment Technologies, Inc.	157,523	897,881
*Newport Corp.	113,520	838,913
*Newtek Business Services, Inc.	243,027	99,641
*NIC, Inc.	606,425	4,602,766
*Novatel Wireless, Inc.	91,217	864,737
*Nu Horizons Electronics Corp.	129,666	512,181
*NumereX Corp. Class A	59,594	328,065
#*NYFIX, Inc.	214,349	182,197
O.I. Corp.	23,902	121,900
*Occam Networks, Inc.	36,740	144,756
*Oclaro, Inc.	695,820	410,534
*OmniVision Technologies, Inc.	145,098	1,919,647
*Omtool, Ltd.	30,770	23,077
*Online Resources Corp.	110,423	729,896
*Onvia, Inc.	34,828	200,261
*Open Text Corp.	26,364	993,396
*Openwave Systems, Inc.	200,859	526,251
*Oplink Communications, Inc.	58,719	746,906
OPNET Technologies, Inc.	204,034	1,938,323
*Opnext, Inc.	43,471	88,246

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*OPTi, Inc.	118,200	$443,250
*Optical Cable Corp.	48,605	167,687
*Orbcomm, Inc.	75,641	169,436
*OSI Systems, Inc.	156,242	3,095,154
*Overland Storage, Inc.	122,200	94,094
*PAR Technology Corp.	132,150	729,468
Park Electrochemical Corp.	187,535	4,382,693
*ParkerVision, Inc.	177,666	541,881
*PC Connection, Inc.	98,335	564,443
*PC Mall, Inc.	117,111	1,017,695
*PC-Tel, Inc.	184,520	1,234,439
*PDF Solutions, Inc.	17,632	40,554
*Peerless Systems Corp.	101,700	228,825
#Pegasystems, Inc.	342,478	9,692,127
*Perceptron, Inc.	36,426	149,347
*Perficient, Inc.	174,226	1,285,788
*Performance Technologies, Inc.	102,658	307,974
*Pericom Semiconductor Corp.	220,168	2,091,596
*Pervasive Software, Inc.	187,100	995,372
*PFSweb, Inc.	24,219	31,485
*Phoenix Technologies, Ltd.	220,138	728,657
*Photronics, Inc.	390,426	1,995,077
*Pixelworks, Inc.	1	2
*Planar Systems, Inc.	136,502	162,437
*PLATO Learning, Inc.	196,730	851,841
#*Plexus Corp.	57,836	1,485,807
*PLX Technology, Inc.	69,109	269,525
#Power Integrations, Inc.	260,001	7,615,429
*Powerwave Technologies, Inc.	858,986	1,082,322
*Presstek, Inc.	127,944	217,505
*PROS Holdings, Inc.	46,384	364,578
QAD, Inc.	310,347	1,166,905
Qualstar Corp.	59,034	129,875
*Quantum Corp.	1,897,857	1,746,028
*QuickLogic Corp.	259,468	329,524
*Radiant Systems, Inc.	234,790	2,361,987
*RadiSys Corp.	210,368	1,666,115
*RAE Systems, Inc.	17,957	27,115
*Rainmaker Systems, Inc.	1,126	1,807
*Ramtron International Corp.	232,136	276,242
*RealNetworks, Inc.	1,240,807	3,598,340
Renaissance Learning, Inc.	292,233	2,843,427
#*Research Frontiers, Inc.	6,000	23,160
*RF Industries, Ltd.	21,767	97,952
*RF Monolithics, Inc.	83,600	43,472
Richardson Electronics, Ltd.	131,104	487,707
#*RightNow Technologies, Inc.	335,618	4,040,841
*Rimage Corp.	86,339	1,439,271
*Rofin-Sinar Technologies, Inc.	135,697	2,945,982
*Rogers Corp.	104,247	2,600,963
#*Rubicon Technology, Inc.	38,020	449,396
*Rudolph Technologies, Inc.	267,647	2,186,676
*S1 Corp.	545,090	3,864,688
*Saba Software, Inc.	45,703	174,128
*Salary.com, Inc.	2,000	5,600
*Sanmina-SCI Corp.	1,183,183	721,742
*Sapient Corp.	729,720	4,874,530
*SAVVIS, Inc.	155,415	2,255,072
#*ScanSource, Inc.	237,698	6,781,524
*Schmitt Industries, Inc.	17,800	77,786
*Scientific Learning Corp.	104,159	227,067

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SCM Microsystems, Inc.	127,744	$281,037
*SeaChange International, Inc.	265,482	2,429,160
*Selectica, Inc.	522,600	209,092
*Semitool, Inc.	189,911	1,124,273
Servidyne, Inc.	19,750	36,735
*ShoreTel, Inc.	83,783	722,209
#*Sigma Designs, Inc.	76,512	1,237,199
*Sigmatron International, Inc.	18,200	37,310
*Silicon Graphics International Corp.	52,349	262,792
*Silicon Image, Inc.	184,817	452,802
*Silicon Storage Technology, Inc.	816,767	1,535,522
*Simulations Plus, Inc.	123,672	190,455
*Smart Modular Technologies (WWH), Inc.	11,500	34,270
*Smith Micro Software, Inc.	122,577	1,401,055
*Soapstone Networks, Inc.	134,773	66,713
*Sonic Foundry, Inc.	241,339	142,390
#*Sonic Solutions, Inc.	214,084	777,125
*SonicWALL, Inc.	250,711	1,902,896
*Soundbite Communications, Inc.	500	1,600
*Sourcefire, Inc.	76,900	1,356,516
*SourceForge, Inc.	5,367	6,387
*Spark Networks, Inc.	37,163	91,421
*Spectrum Control, Inc.	116,095	1,145,858
#*SPSS, Inc.	183,571	9,083,093
*SRS Labs, Inc.	96,056	714,657
*Standard Microsystems Corp.	214,865	4,984,868
*StarTek, Inc.	131,600	1,243,620
#*STEC, Inc.	446,325	15,215,219
*SteelCloud, Inc.	38,047	10,273
#*Stratasys, Inc.	200,026	3,156,410
#*SuccessFactors, Inc.	108,971	1,149,644
*Sunrise Telecom, Inc.	160,600	141,328
*Super Micro Computer, Inc.	23,234	184,478
*Supertex, Inc.	128,300	2,957,315
*Support.com, Inc.	145,399	357,682
*Switch and Data Facilities Co.	102,409	1,422,461
*Sycamore Networks, Inc.	161,980	550,732
*Symmetricom, Inc.	449,992	2,915,948
*Symyx Technologies, Inc.	121,592	842,633
*Synchronoss Technologies, Inc.	92,998	1,104,816
*SYNNEX Corp.	278,000	7,900,760
Taitron Components, Inc.	9,373	7,597
#*Taleo Corp. Class A	77,576	1,357,580
*Technical Communications Corp.	7,300	38,325
Technitrol, Inc.	73,801	535,795
*Technology Solutions Co.	22,600	4,746
*TechTarget, Inc.	4,200	23,520
*TechTeam Global, Inc.	89,657	581,874
*Techwell, Inc.	88,283	842,220
*TeleCommunication Systems, Inc.	326,415	2,702,716
*TeleTech Holdings, Inc.	3,953	66,094
*Telular Corp.	4,313	11,300
#*Terremark Worldwide, Inc.	550,560	3,429,989
*Tessco Technologies, Inc.	43,304	653,024
TheStreet.com, Inc.	236,680	492,294
*THQ, Inc.	123,634	829,584
*Tier Technologies, Inc. Class B	169,900	1,257,260
*TII Network Technologies, Inc.	57,160	60,018
*TiVo, Inc.	544,054	5,576,554
*TNS, Inc.	214,400	4,916,192
*Tollgrade Communications, Inc.	117,101	654,595

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Track Data Corp.	4,668	$15,638
*Transact Technologies, Inc.	90,009	493,249
*Trans-Lux Corp.	7,545	8,903
*Transwitch Corp.	313,220	167,259
*Travelzoo, Inc.	131,924	1,800,763
*Trident Microsystems, Inc.	431	724
*Trio-Tech International	224	541
*Triquint Semiconductor, Inc.	1,347,578	9,675,610
*TSR, Inc.	123,350	265,202
*TTM Technologies, Inc.	353,127	3,485,363
#*Tyler Technologies, Inc.	367,652	5,661,841
Ulticom, Inc.	386,764	696,175
#*Ultimate Software Group, Inc.	243,491	6,233,370
*Ultra Clean Holdings, Inc.	21,574	85,217
*Ultratech, Inc.	177,477	2,113,751
*Unica Corp.	100,353	628,210
United Online, Inc.	732,564	6,724,938
#*Universal Display Corp.	307,402	3,734,934
#*UTStarcom, Inc.	234,239	400,549
*Veeco Instruments, Inc.	57,780	1,088,575
#*VeriFone Holdings, Inc.	83,780	754,858
*Vertro, Inc.	2,596	543
*Viasat, Inc.	243,952	6,586,704
*Vicon Industries, Inc.	45,650	296,725
*Video Display Corp.	85,637	267,187
*Virage Logic Corp.	36,103	180,154
*Virtusa Corp.	56,777	529,162
*Vishay Intertechnology, Inc.	1	7
#*Vocus, Inc.	150,219	2,526,684
*Volterra Semiconductor Corp.	125,916	2,088,946
Wayside Technology Group, Inc.	30,941	229,582
*Web.com Group, Inc.	165,110	1,013,775
*WebMediaBrands, Inc.	268,744	139,747
*Websense, Inc.	116,810	1,728,788
*Westell Technologies, Inc.	440,604	497,883
*White Electronics Designs Corp.	168,557	770,305
*Winland Electronics, Inc.	20,500	14,965
*Wireless Ronin Technologies, Inc.	9,975	30,224
*Wireless Telecom Group, Inc.	225,386	153,262
*WPCS International, Inc.	14,126	41,107
*Wright Express Corp.	29,200	825,776
*X-Rite, Inc.	2,282	4,016
*Zhone Technologies, Inc.	372,390	130,336
*ZiLOG, Inc.	152,239	379,075
#*Zix Corp.	3,750	6,188
*Zoran Corp.	425,092	4,897,060
*Zygo Corp.	62,333	393,945

Total Information Technology		639,841,911

Materials — (3.2%)
A. Schulman, Inc.	246,261	5,247,822
A.M. Castle & Co.	75,184	793,191
*AEP Industries, Inc.	67,616	2,157,627
#AMCOL International Corp.	271,602	5,108,834
*American Pacific Corp.	69,310	561,411
American Vanguard Corp.	107,405	930,127
*Arabian American Development Co.	4,700	16,215
Arch Chemicals, Inc.	221,263	5,874,533
#*Balchem Corp.	158,512	4,398,708
*Brush Engineered Materials, Inc.	62,353	1,329,989
*Buckeye Technologies, Inc.	269,390	1,710,626

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Bway Holding Co.	49,121	$781,024
#*Century Aluminum Co.	55,400	464,252
*Continental Materials Corp.	14,518	124,855
*Core Molding Technologies, Inc.	48,931	149,729
Deltic Timber Corp.	123,292	5,544,441
*Detrex Corp.	10,200	22,695
*Ferro Corp.	300,005	1,491,025
Flamemaster Corp.	189	794
#*Flotek Industries, Inc.	32,845	61,749
Friedman Industries, Inc.	61,730	340,132
*General Moly, Inc.	108,696	307,610
*Gentek, Inc.	91,981	2,182,709
#*Georgia Gulf Corp.	9,215	159,333
*Graphic Packaging Holding Co.	143,903	306,513
Hawkins, Inc.	102,006	1,913,633
*Haynes International, Inc.	21,798	502,008
#*Headwaters, Inc.	211,397	648,989
#*Hecla Mining Co.	350,213	1,103,171
*Horsehead Holding Corp.	95,244	1,018,158
*ICO, Inc.	148,293	612,450
*Impreso, Inc.	31,500	33,075
#Innophos Holdings, Inc.	58,677	1,101,954
*Innospec, Inc.	39,262	468,788
Kaiser Aluminum Corp.	123,411	4,079,968
*Kapstone Paper and Packaging Corp.	4,000	20,160
KMG Chemicals, Inc.	5,509	40,767
Koppers Holdings, Inc.	51,118	1,426,703
#*Kronos Worldwide, Inc.	5,100	41,922
*Landec Corp.	215,734	1,363,439
*Louisiana-Pacific Corp.	937,825	3,957,622
*LSB Industries, Inc.	101,558	1,803,670
*Material Sciences Corp.	138,299	192,236
Minerals Technologies, Inc.	300	13,041
*Mines Management, Inc.	1,622	2,871
*Mod-Pac Corp.	26,617	72,398
Myers Industries, Inc.	295,900	2,911,656
*Nanophase Technologies Corp.	1,441	1,369
Neenah Paper, Inc.	58,067	569,057
NewMarket Corp.	41,013	3,102,633
NL Industries, Inc.	234,189	1,599,511
*Northern Technologies International Corp.	36,846	320,192
Olympic Steel, Inc.	78,200	1,994,882
*OMNOVA Solutions, Inc.	78,902	442,640
P.H. Glatfelter Co.	419,966	4,346,648
*Penford Corp.	85,554	561,234
*PolyOne Corp.	498,895	2,140,260
Quaker Chemical Corp.	89,076	1,603,368
*Ready Mix, Inc.	10,563	40,139
*Rock of Ages Corp.	34,100	73,144
*RTI International Metals, Inc.	60,100	1,067,376
Schweitzer-Maudoit International, Inc.	146,820	4,801,014
*Senomyx, Inc.	307,229	860,241
*Solitario Exploration & Royalty Corp.	2,939	5,878
*Solutia, Inc.	31,400	280,716
*Spartech Corp.	282,243	3,528,038
Stepan Co.	85,071	3,809,479
*Stillwater Mining Co.	254,909	1,705,341
*Synalloy Corp.	57,753	502,451
*U.S. Concrete, Inc.	371,466	728,073
*U.S. Energy Corp.	71,870	150,927
#*U.S. Gold Corp.	180,384	533,937

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*UFP Technologies, Inc.	11,800	$59,000
*United States Lime & Minerals, Inc.	61,645	2,415,868
*Universal Stainless & Alloy Products, Inc.	55,374	975,136
*Vulcan International Corp.	8,251	276,408
#*W.R. Grace & Co.	14,600	242,798
*Wausau Paper Corp.	482,100	4,531,740
*Webco Industries, Inc.	3,750	165,000
*Williams Industries, Inc.	5,800	8,178
#Zep, Inc.	56,103	902,136
#*Zoltek Companies, Inc.	59,633	591,559

Total Materials		108,330,994

Other — (0.0%)
—*Allen Organ Co. Escrow Shares	4,700	42,712
—*Big 4 Ranch, Inc.	35,000	—
—*DLB Oil & Gas, Inc. Escrow Shares	7,600	—
—*ePresence, Inc. Escrow Shares	191,500	—
—*EquiMed, Inc.	132	—
—*iGo, Inc. Escrow Shares	11,200	—
—*Landco Real Estate LLC.	4,700	—
—*MAIR Holdings, Inc. Escrow Shares	151,940	—
—*Noel Group, Inc.	43,600	218
—*Petrocorp, Inc. Escrow Shares	37,100	2,226
—*Tripos Escrow Shares	1,300	117

Total Other		45,273

Telecommunication Services — (1.0%)
#Alaska Communications Systems Group, Inc.	419,255	3,106,680
*Arbinet Corp.	1,222	2,566
Atlantic Tele-Network, Inc.	65,445	2,744,109
#*Cbeyond, Inc.	88,175	1,236,214
*Cincinnati Bell, Inc.	386,711	1,210,405
#*Cogent Communications Group, Inc.	137,439	1,139,369
#Consolidated Communications Holdings, Inc.	160,083	2,021,848
D&E Communications, Inc.	133,337	1,413,372
*FairPoint Communications, Inc.	1,970	1,162
*FiberTower Corp.	3,733	1,717
*General Communications, Inc. Class A	403,526	2,764,153
*Global Crossing, Ltd.	102,219	1,111,121
Hickory Tech Corp.	123,688	1,047,637
*iBasis, Inc.	2,799	5,458
*IDT Corp.	46,902	107,875
*IDT Corp. Class B	156,581	407,111
#Iowa Telecommunications Services, Inc.	251,477	3,083,108
*iPCS, Inc.	51,458	926,759
*Lynch Interactive Corp.	1	1,789
*PAETEC Holding Corp.	231,929	681,871
*Premiere Global Services, Inc.	623,226	5,976,737
*Purple Communications, Inc.	117	310
*Shenandoah Telecommunications Co.	70,921	1,443,952
*SureWest Communications	128,867	1,650,786
*Terrestar Corp.	399	527
*USA Mobility, Inc.	70,682	954,207
Warwick Valley Telephone Co.	39,357	454,180
*Xeta Corp.	85,800	184,470

Total Telecommunication Services		33,679,493

Utilities — (1.4%)
*AMEN Properties, Inc.	12,375	46,406
American States Water Co.	165,279	6,007,892

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Artesian Resources Corp. Class A	6,640	$117,462
*Cadiz, Inc.	31,040	361,306
Central Vermont Public Service Corp.	124,300	2,292,092
CH Energy Group, Inc.	129,508	6,409,351
Chesapeake Utilities Corp.	65,850	2,182,928
Connecticut Water Services, Inc.	85,488	1,849,105
Delta Natural Gas Co., Inc.	20,000	481,800
Empire District Electric Co.	300,150	5,510,754
Energy West, Inc.	17,912	149,028
*Environmental Power Corp.	95,593	45,885
Florida Public Utilities Co.	38,597	538,814
Maine & Maritimes Corp.	22,266	801,576
#MGE Energy, Inc.	197,335	7,078,406
Middlesex Water Co.	115,548	1,766,729
Pennichuck Corp.	1,778	40,805
*Renegy Holdings, Inc.	8,358	16,716
RGC Resources, Inc.	4,698	122,383
#SJW Corp.	176,422	3,955,381
Southwest Water Co.	238,602	1,166,764
#UIL Holdings Corp.	188,281	4,594,056
#Unitil Corp.	89,622	1,849,798
York Water Co.	26,326	455,703

Total Utilities		47,841,140

TOTAL COMMON STOCKS		2,844,958,311

RIGHTS/WARRANTS — (0.0%)
*Caliper Life Sciences, Inc. Warrants 08/10/11	112	19
*Contra Phramacopeia, Inc. Rights 12/31/11	90,551	—
—*DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
—*Lantronix, Inc. Warrants 2008	65	—
—*Mossimo, Inc. Contingent Rights	149,150	—
—*Preferred Bank Rights 08/24/09	16,063	5,397
—*Tengasco, Inc. Warrants	2,306	—
*Valley National Bancorp Warrants 06/30/15	974	2,089

TOTAL RIGHTS/WARRANTS		7,505

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,556,414	7,556,414

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.9%)
§@DFA Short Term Investment Fund LP	531,437,120	531,437,120
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $5,123,699 FHLMC 4.000%, 07/01/39, valued at $4,989,775) to be repurchased at $4,844,522	$4,844	4,844,441
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $2,065,000 FNMA 6.000%. 02/01/39, valued at $1,925,943) to be repurchased at $1,868,294	1,868	1,868,264

TOTAL SECURITIES LENDING COLLATERAL		538,149,825

TOTAL INVESTMENTS — (100.0%) (Cost $3,590,269,850)##		$3,390,672,055

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$487,595,318	—	—	$487,595,318
Consumer Staples	132,010,474	—	—	132,010,474
Energy	76,993,950	—	—	76,993,950
Financials	429,916,175	$20,407	—	429,936,582
Health Care	419,293,409	201,073	—	419,494,482
Industrials	469,188,694	—	—	469,188,694
Information Technology	639,841,911	—	—	639,841,911
Materials	108,330,994	—	—	108,330,994
Other	—	45,273	—	45,273
Telecommunication Services	33,679,493	—	—	33,679,493
Utilities	47,841,140	—	—	47,841,140
Rights/Warrants	2,108	5,397	—	7,505
Temporary Cash Investments	7,556,414	—	—	7,556,414
Securities Lending Collateral	—	538,149,825	—	538,149,825

TOTAL	$2,852,250,080	$538,421,975	—	$3,390,672,055

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (67.5%)
Real Estate Investment Trusts — (67.5%)
#Acadia Realty Trust	377,706	$5,174,572
Agree Realty Corp.	84,300	1,645,536
Alexander’s, Inc.	55,500	15,292,470
#Alexandria Real Estate Equities, Inc.	395,686	15,079,593
#AMB Property Corp.	1,407,365	27,879,901
#American Campus Communites, Inc.	497,047	11,397,288
—#*AmeriVest Properties, Inc.	188,600	75,440
#Apartment Investment & Management Co. Class A	1,251,241	11,736,641
#Ashford Hospitality Trust	1,139,957	3,408,471
Associated Estates Realty Corp.	177,618	1,055,051
#AvalonBay Communities, Inc.	828,309	48,207,584
#BioMed Realty Trust, Inc.	925,644	10,811,522
#Boston Properties, Inc.	1,285,595	68,007,976
#Brandywine Realty Trust	1,059,129	8,663,675
#BRE Properties, Inc. Class A	548,615	13,018,634
#Camden Property Trust	635,103	18,741,890
#CBL & Associates Properties, Inc.	899,314	5,341,925
Cedar Shopping Centers, Inc.	460,256	2,443,959
Cogdell Spencer, Inc.	272,403	1,220,365
#Colonial Properties Trust	511,801	4,084,172
#Commercial Net Lease Realty	857,504	16,901,404
#Corporate Office Properties Trust	553,300	18,762,403
#Cousins Properties, Inc.	560,271	4,829,536
#DCT Industrial Trust, Inc.	1,913,348	8,724,867
#Developers Diversified Realty Corp.	1,421,253	7,973,227
#DiamondRock Hospitality Co.	1,001,469	6,769,930
#Digital Realty Trust, Inc.	798,117	32,363,644
#Douglas Emmett, Inc.	1,309,963	13,309,224
#Duke Realty Corp.	2,107,570	20,000,839
#DuPont Fabros Technology, Inc.	461,846	4,932,515
#EastGroup Properties, Inc.	264,763	9,192,571
Education Realty Trust, Inc.	304,157	1,475,161
#Entertainment Properties Trust	370,912	10,129,607
#Equity Lifestyle Properties, Inc.	284,926	11,872,866
#Equity One, Inc.	822,076	12,372,244
#Equity Residential	2,734,906	65,637,744
#Essex Property Trust, Inc.	283,571	18,434,951
Extra Space Storage, Inc.	929,394	8,160,079
#Federal Realty Investment Trust	631,358	36,018,974
FelCor Lodging Trust, Inc.	568,901	1,336,917
#First Industrial Realty Trust, Inc.	475,096	2,014,407
#First Potomac Realty Trust	306,669	2,873,489
Glimcher Realty Trust	374,100	1,264,458
*Golf Trust of America, Inc.	67,000	82,410
#HCP, Inc.	2,595,282	66,854,464
#Health Care REIT, Inc.	1,174,673	47,057,400
#Healthcare Realty Trust, Inc.	635,960	12,343,984
Hersha Hospitality Trust	495,993	1,339,181
#Highwood Properties, Inc.	681,756	17,459,771
*HMG Courtland Properties, Inc.	2,600	8,684
#Home Properties, Inc.	352,370	12,579,609
#Hospitality Properties Trust	1,059,251	16,725,573
#Host Marriott Corp.	5,629,167	51,112,836
#HRPT Properties Trust	2,385,161	11,496,476
#Inland Real Estate Corp.	798,790	5,895,070
#Kilroy Realty Corp.	409,893	9,673,475
#Kimco Realty Corp.	3,575,370	35,181,641

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (Continued)
Kite Realty Group Trust	453,972	$1,452,710
#Lasalle Hotel Properties	542,505	8,088,750
#Lexington Realty Trust	1,114,695	4,770,895
#Liberty Property Trust	1,057,253	29,359,916
#Macerich Co. (The)	848,480	16,689,602
#Mack-Cali Realty Corp.	737,536	20,584,630
#*Maguire Properties, Inc.	492,100	339,549
#Maxus Realty Trust, Inc.	6,885	43,031
#Medical Properties Trust, Inc.	822,975	5,760,825
MHI Hospitality Corp.	83,566	100,279
#Mid-America Apartment Communities, Inc.	302,710	12,008,506
Mission West Properties, Inc.	211,834	1,472,246
Monmouth Real Estate Investment Corp. Class A	259,449	1,660,474
#Nationwide Health Properties, Inc.	1,090,924	31,658,615
#Omega Healthcare Investors, Inc.	882,824	14,751,989
One Liberty Properties, Inc.	118,637	753,345
#Parkway Properties, Inc.	205,406	2,910,603
#Pennsylvania REIT	421,803	2,231,338
#Post Properties, Inc.	473,066	6,698,615
#ProLogis	3,756,123	33,016,321
#PS Business Parks, Inc.	219,425	11,346,467
#Public Storage	1,703,066	123,591,500
Ramco-Gershenson Properties Trust	195,590	1,777,913
#Realty Income Corp.	1,118,748	26,380,078
#Regency Centers Corp.	749,782	24,053,007
Roberts Realty Investors, Inc.	47,739	42,965
#Saul Centers, Inc.	191,555	6,487,968
Senior Housing Properties Trust	1,265,132	23,607,363
#Simon Property Group, Inc.	2,620,901	146,036,604
#SL Green Realty Corp.	719,309	18,543,786
#Sovran Self Storage, Inc.	235,265	6,333,334
Strategic Hotel Capital, Inc.	671,422	792,278
#Sun Communities, Inc.	196,967	3,013,595
Sunstone Hotel Investors, Inc.	714,161	3,970,735
Supertel Hospitality, Inc.	196,477	339,905
#Tanger Factory Outlet Centers, Inc.	338,800	12,040,952
#Taubman Centers, Inc.	565,761	15,054,900
#UDR, Inc.	1,491,932	15,590,689
UMH Properties, Inc.	111,988	955,258
Universal Health Realty Income Trust	126,891	4,335,865
Urstadt Biddle Properties, Inc.	83,090	1,166,584
Urstadt Biddle Properties, Inc. Class A	195,238	3,004,713
#U-Store-It Trust	595,649	2,888,898
#Ventas, Inc.	1,541,428	54,412,408
#Vornado Realty Trust	1,668,804	85,142,380
#Washington REIT	568,024	14,535,734
#Weingarten Realty Investors	1,104,617	17,044,240
Winthrop Realty Trust	168,333	1,615,997

TOTAL COMMON STOCKS		1,694,906,651

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $25,000,000 FHLMC 6.040%(r), 11/01/36, valued at $16,593,506) to be repurchased at $16,348,259	$16,348	16,348,000

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (31.9%)
§@DFA Short Term Investment Fund LP	790,006,567	$790,006,567
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $7,616,620 FHLMC 4.000%, 07/01/39, valued at $7,417,536) to be repurchased at $7,201,611	$7,201	7,201,491
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $3,070,000 FNMA 6.000%, 02/01/39, valued at $2,863,266) to be repurchased at $2,777,308	2,777	2,777,264

TOTAL SECURITIES LENDING COLLATERAL		799,985,322

TOTAL INVESTMENTS — (100.0%) (Cost $3,203,625,183)##		$2,511,239,973

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts	$1,694,831,211	$75,440	—	$1,694,906,651
Temporary Cash Investments	—	16,348,000	—	16,348,000
Securities Lending Collateral	—	799,985,322	—	799,985,322

TOTAL	$1,694,831,211	$816,408,762	—	$2,511,239,973

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.2%)
AUSTRALIA — (5.6%)
AGL Energy, Ltd.	73,766	$916,920
*Alumina, Ltd.	242,627	347,302
Amcor, Ltd.	108,835	448,606
Amcor, Ltd. Sponsored ADR	1,068	17,537
AMP, Ltd.	251,349	1,176,522
#Aristocrat Leisure, Ltd.	37,760	135,605
*Arrow Energy, Ltd.	76,547	274,937
ASX, Ltd.	22,278	699,289
Australia & New Zealand Banking Group, Ltd.	297,690	4,598,359
AXA Asia Pacific Holdings, Ltd.	123,474	437,586
Bank of Queensland, Ltd.	41,509	389,417
Bendigo Bank, Ltd.	33,640	230,102
BHP Billiton, Ltd.	297,885	9,399,480
BHP Billiton, Ltd. Sponsored ADR	58,200	3,664,272
Billabong International, Ltd.	22,238	171,089
BlueScope Steel, Ltd.	226,454	637,899
Boral, Ltd.	77,740	323,854
Brambles, Ltd.	182,332	912,254
#Caltex Australia, Ltd.	21,604	235,474
Coca-Cola Amatil, Ltd.	57,468	446,827
Cochlear, Ltd.	8,260	383,049
Commonwealth Bank of Australia	193,198	6,845,241
Computershare, Ltd.	73,248	600,891
Consolidated Media Holdings, Ltd.	75,939	173,577
Crown, Ltd.	52,574	327,872
CSL, Ltd.	92,947	2,359,327
CSR, Ltd.	148,439	230,824
David Jones, Ltd.	42,518	182,453
Downer EDI, Ltd.	41,893	226,124
#Fairfax Media, Ltd.	374,055	459,422
#*Fortescue Metals Group, Ltd.	161,514	568,808
Foster’s Group, Ltd.	289,653	1,301,485
Goodman Fielder, Ltd.	250,480	289,966
#Harvey Norman Holdings, Ltd.	70,202	192,052
*Iluka Resources, Ltd.	62,522	164,647
*Incitec Pivot, Ltd.	186,023	429,399
Insurance Australia Group, Ltd.	269,371	824,022
*James Hardie Industries NV	43,241	187,230
*James Hardie Industries NV Sponsored ADR	500	10,670
Leighton Holdings, Ltd.	20,250	509,174
Lend Lease Corp., Ltd.	43,126	279,052
*Lihir Gold, Ltd.	237,027	556,096
Lion Nathan, Ltd.	51,883	507,093
Macquarie Airports	80,704	167,475
#Macquarie Group, Ltd.	37,433	1,375,644
Macquarie Infrastructure Group	104,849	126,756
Metcash, Ltd.	112,673	401,502
Mirvac Group	210,535	221,970
National Australia Bank, Ltd.	258,873	5,254,089
New Hope Corp., Ltd.	9,661	43,096
Newcrest Mining, Ltd.	66,141	1,668,377
*Nufarm, Ltd.	17,002	153,619
#Oil Search, Ltd.	133,588	631,156
OneSteel, Ltd.	177,968	444,169
#Orica, Ltd.	46,434	870,519
Origin Energy, Ltd.	136,160	1,648,971
OZ Minerals, Ltd.	255,402	240,305

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Paladin Energy, Ltd.	77,365	$295,289
Perpetual Trustees Australia, Ltd.	3,869	108,093
#Primary Health Care, Ltd.	35,966	167,335
Qantas Airways, Ltd.	154,865	298,965
#QBE Insurance Group, Ltd.	135,134	2,199,741
#Ramsay Health Care, Ltd.	15,862	138,811
#Reece Australia, Ltd.	7,063	118,115
#Rio Tinto, Ltd.	82,380	4,153,416
#Santos, Ltd.	100,573	1,223,996
#Seven Network, Ltd.	19,868	105,659
#Sims Metal Management, Ltd.	20,364	476,191
Sonic Healthcare, Ltd.	42,748	416,945
SP Ausnet	291,009	189,330
Suncorp-Metway, Ltd.	120,121	712,266
TABCORP Holdings, Ltd.	73,932	446,149
*Tatts Group, Ltd.	116,126	237,343
Telstra Corp., Ltd.	543,075	1,601,515
Toll Holdings, Ltd.	87,670	496,938
#Transurban Group	167,504	605,541
United Group, Ltd.	25,177	252,382
Washington H. Soul Pattinson & Co., Ltd.	18,899	173,244
#*Wesfarmers, Ltd. (6948836)	127,910	2,755,280
Wesfarmers, Ltd. (B291502)	19,314	416,043
Westpac Banking Corp.	303,665	5,468,485
Westpac Banking Corp. Sponsored ADR	12,460	1,133,860
#Woodside Petroleum, Ltd.	61,201	2,345,660
Woolworths, Ltd.	186,315	4,230,890
WorleyParsons, Ltd.	17,003	366,647

TOTAL AUSTRALIA		87,453,582

AUSTRIA — (0.2%)
Erste Group Bank AG	26,189	912,940
EVN AG	570	9,524
Oesterreichischen Elektrizitaetswirtschafts AG	5,382	262,210
OMV AG	22,582	896,053
Raiffeisen International Bank-Holding AG	7,534	336,309
Telekom Austria AG	44,191	674,593
Telekom Austria AG ADR	2,400	73,392
#Vienna Insurance Group AG	4,884	225,783
#Voestalpine AG	17,501	485,476

TOTAL AUSTRIA		3,876,280

BELGIUM — (0.5%)
#Anheuser-Busch InBev NV	75,657	3,001,536
#Belgacom SA	23,592	845,154
#Colruyt SA	2,476	554,196
#Delhaize Group	4,608	329,829
Delhaize Group Sponsored ADR	5,300	377,307
*Dexia SA	58,806	460,431
*Fortis	216,162	831,190
*KBC Groep NV	16,450	350,208
Mobistar SA	3,728	237,469
Solvay SA	6,217	609,268
#UCB SA	11,467	378,987
#Umicore	13,097	341,964

TOTAL BELGIUM		8,317,539

CANADA — (7.4%)
Addax Petroleum Corp.	11,700	556,626
Agnico Eagle Mines, Ltd.	20,450	1,199,569

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Agrium, Inc.	21,600	$992,728
*Alimentation Couche-Taro, Inc. Class B	14,900	235,412
Astral Media, Inc. Class A	6,100	166,196
#Bank of Montreal	68,996	3,459,888
#Bank of Nova Scotia	131,127	5,589,558
Barrick Gold Corp.	117,500	4,103,365
BCE, Inc.	33,950	779,377
#Biovail Corp.	17,900	238,445
#Bombardier, Inc. Class B	200,700	711,696
#Brookfield Asset Management, Inc. Series A	57,574	1,209,468
Brookfield Properties Corp.	20,137	187,864
CAE, Inc.	39,436	261,747
Cameco Corp.	47,800	1,313,418
Canadian Imperial Bank of Commerce	52,300	3,219,321
Canadian National Railway Co.	62,100	3,020,115
Canadian National Resources, Ltd.	72,000	4,328,355
Canadian Pacific Railway, Ltd.	21,400	951,553
Canadian Tire Corp. Class A	10,200	512,059
Canadian Utilities, Ltd. Class A	6,900	234,430
*CGI Group, Inc.	43,400	441,151
*Eldorado Gold Corp.	52,900	531,824
Emera, Inc.	4,200	80,900
Empire Co., Ltd. Class A	2,600	99,728
#Enbridge, Inc.	44,705	1,730,101
EnCana Corp.	98,862	5,302,619
Ensign Energy Services, Inc.	13,500	204,771
Fairfax Financial Holdings, Inc.	2,800	852,541
Finning International, Inc.	22,100	341,373
First Quantum Minerals, Ltd.	10,200	679,369
#Fortis, Inc.	19,100	451,414
Franco-Nevada Corp.	5,250	131,098
George Weston, Ltd.	6,700	365,149
Gerdau Ameristeel Corp.	21,800	151,168
Goldcorp, Inc.	100,520	3,819,247
#Great West Lifeco, Inc.	38,000	913,623
Husky Energy, Inc.	33,800	994,625
IAMGOLD Corp.	36,600	387,999
IGM Financial, Inc.	16,400	684,926
Imperial Oil, Ltd.	40,627	1,627,343
Industrial Alliance Insurance & Financial Services, Inc.	11,000	302,251
Intact Financial Corp.	10,400	341,373
#*Ivanhoe Mines, Ltd.	28,900	233,400
Jean Coutu Group (PJC), Inc. Class A (The)	16,500	153,321
Kinross Gold Corp.	85,312	1,682,878
Loblaw Companies, Ltd.	13,600	431,766
Magna International, Inc. Class A	12,680	641,504
#Manitoba Telecom Services, Inc.	2,400	77,085
#Manulife Financial Corp.	197,590	4,798,287
Metro, Inc. Class A	12,400	388,489
National Bank of Canada	22,600	1,219,110
Nexen, Inc.	66,221	1,372,676
Niko Resources, Ltd.	5,400	380,469
Onex Corp.	11,800	231,673
*Open Text Corp.	6,300	238,783
*Pan Amer Silver Corp.	6,300	123,164
#*Petrobank Energy & Resources, Ltd.	11,900	362,109
Petro-Canada	68,800	2,841,413
Potash Corp. of Saskatchewan, Inc.	39,600	3,689,261
*Research In Motion, Ltd.	67,100	5,096,423
#Ritchie Brothers Auctioneers, Inc.	15,800	378,408
#Rogers Communications, Inc. Class B	66,700	1,853,173

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Royal Bank of Canada	194,768	$9,271,481
#Saputo, Inc.	18,000	393,335
#Shaw Communictions, Inc. Class B	47,300	830,302
Shoppers Drug Mart Corp.	26,200	1,094,697
*Silver Wheaton Corp.	33,400	307,878
*Sino-Forest Corp.	14,900	203,323
SNC-Lavalin Group, Inc.	18,400	776,481
Sun Life Financial, Inc.	75,100	2,566,890
Suncor Energy, Inc.	123,043	3,979,409
Talisman Energy, Inc.	140,700	2,174,662
*Teck Resources, Ltd. Class B	62,534	1,645,708
Telus Corp.	7,317	211,240
#Thomson Reuters Corp.	28,253	912,436
Tim Hortons, Inc.	18,400	497,214
TMX Group, Inc.	8,000	257,322
#Toronto Dominion Bank	111,615	6,538,893
Transalta Corp.	28,300	563,767
TransCanada Corp.	83,166	2,365,473
#*Viterra, Inc.	33,700	283,740
Yamana Gold, Inc.	85,244	812,677

TOTAL CANADA		115,586,103

DENMARK — (0.8%)
#A P Moller - Maersk A.S.	173	1,077,274
Carlsberg A.S. Series B	9,026	626,517
#Coloplast A.S.	3,540	258,936
D/S Norden A.S.	2,235	79,768
Danisco A.S.	6,350	310,522
*Danske Bank A.S.	57,928	1,201,948
#*DSV A.S.	26,800	369,212
#*FLSmidth & Co. A.S.	6,800	295,018
*Genmab A.S.	5,175	207,043
H. Lundbeck A.S.	9,602	186,415
*Jyske Bank A.S.	7,260	267,562
Novo-Nordisk A.S. Series B	45,800	2,679,984
Novo-Nordisk A.S. Sponsored ADR	24,481	1,429,446
Novozymes A.S. Series B	7,138	641,461
Rockwool International A.S.	1,000	78,047
*Topdanmark A.S.	2,400	327,620
Trygvesta A.S.	3,500	235,715
#*Vestas Wind Systems A.S.	26,458	1,862,320
*William Demant Holding A.S.	3,260	193,249

TOTAL DENMARK		12,328,057

FINLAND — (0.8%)
#Elisa Oyj	17,663	324,247
Fortum Oyj	54,635	1,266,310
Kesko Oyj	6,900	182,098
Kone Oyj Series B	19,500	663,952
#Neste Oil Oyj	16,387	231,944
Nokia Oyj	280,768	3,775,324
Nokia Oyj Sponsored ADR	178,400	2,379,856
Rautaruukki Oyj Series K	11,482	248,534
Sampo Oyj	51,453	1,071,888
#Sanoma Oyj	11,666	200,490
*Stora Enso Oyj Series R	55,325	351,645
*Stora Enso Oyj Sponsored ADR	12,000	75,960
#UPM-Kymmene Oyj	52,424	549,212
UPM-Kymmene Oyj Sponsored ADR	13,000	136,240

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Wartsila Corp. Oyj Series B	10,076	$360,847

TOTAL FINLAND		11,818,547

FRANCE — (7.4%)
#Accor SA	25,884	1,105,336
Aeroports de Paris	4,190	338,107
#Air France-KLM	17,200	216,267
Air Liquide SA	37,001	3,841,566
#*Alcatel-Lucent SA	149,849	415,095
*Alcatel-Lucent SA Sponsored ADR	128,100	353,556
Alstom SA	27,933	1,918,100
#AXA SA	139,820	2,951,358
AXA SA Sponsored ADR	77,200	1,632,008
bioMerieux SA	1,600	155,542
BNP Paribas SA	110,680	8,036,594
Bouygues SA	30,658	1,302,489
Bureau Veritas SA	4,248	201,163
Capgemini SA	16,153	746,573
Carrefour SA	84,390	3,956,964
Casino Guichard Perrachon SA	5,140	353,158
Christian Dior SA	6,556	568,617
#Cie Generale D’Optique Essilor Intenational SA	27,212	1,508,294
Ciments Francais SA	1,006	98,205
CNP Assurances SA	4,684	427,201
#Compagnie de Saint-Gobain	44,551	1,801,825
Compagnie Generale des Establissements Michelin Series B	18,568	1,340,393
Credit Agricole SA	134,392	1,914,124
DANONE SA	46,236	2,475,226
Dassault Systemes SA	7,901	395,297
EDF Energies Nouvelles SA	2,889	144,571
#Eiffage SA	4,864	324,025
#Electricite de France	28,056	1,389,460
#Eramet SA	676	189,949
Euler Hermes SA	1,874	110,614
#European Aeronautic Defence & Space Co.	38,109	727,094
Eutelsat Communications	12,391	345,638
#France Telecom SA	214,253	5,344,076
France Telecom SA Sponsored ADR	32,000	813,760
#GDF Suez (B0C2CQ3)	147,970	5,653,382
*GDF Suez (B3B9KQ2)	11,445	16
Groupe Danone SA	13,800	146,418
Hermes International SA	7,596	1,141,540
Iliad SA	2,602	277,780
*Imerys SA	4,857	258,738
Ipsen SA	2,070	95,262
#*JC Decaux SA	9,323	192,046
*Lafarge SA	24,491	1,769,238
Lafarge SA Sponsored ADR	1,800	32,490
Lagardere SCA	13,769	513,760
Legrand SA	12,650	309,476
#L’Oreal SA	32,097	2,783,483
#LVMH Moet Hennessy Louis Vuitton SA	33,570	3,028,763
M6 Metropole Television	10,023	200,174
*Natixis	182,255	473,049
Neopost SA	3,543	301,748
#PagesJaunes SA	14,300	154,109
#Pernod-Ricard SA	21,265	1,649,686
*Peugeot SA	17,625	533,929
#PPR SA	11,417	1,271,585
Publicis Groupe	13,738	487,289
Publicis Groupe ADR	1,700	60,367

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Remy Cointreau SA	2	$79
#*Renault SA	23,001	977,427
Safran SA	29,773	460,260
Sanofi - Aventis	101,521	6,642,216
Sanofi - Aventis ADR	79,112	2,582,216
Schneider Electric SA	29,964	2,720,160
SCOR SE	27,950	671,368
SES SA	38,255	756,473
#Societe Generale Paris	66,027	4,232,993
#Societe Television Francaise 1	17,323	267,422
#Sodexo	11,071	583,298
#STMicroelectronics NV	77,937	595,802
Suez Environnement SA	31,629	602,575
Technip SA	8,170	494,609
Technip SA ADR	3,600	219,240
Thales SA	11,749	497,018
Total SA	177,977	9,870,682
Total SA Sponsored ADR	81,800	4,552,170
Vallourec SA	6,773	891,218
Veolia Environnement SA	38,491	1,323,117
Veolia Environnement SA ADR	9,000	309,690
#Vinci SA	57,330	2,917,935
Vivendi SA	157,649	4,041,097

TOTAL FRANCE		114,985,638

GERMANY — (5.8%)
Adidas-Salomon AG	27,430	1,158,277
Allianz SE	35,587	3,523,285
Allianz SE Sponsored ADR	250,286	2,480,334
#BASF AG	108,701	5,413,607
BASF AG Sponsored ADR	8,200	410,000
Bayer AG	61,451	3,757,266
Bayer AG Sponsored ADR	34,500	2,113,125
#Bayerische Motoren Werke AG	44,308	2,044,651
#Beiersdorf AG	13,598	684,847
#Celesio AG	10,564	280,709
#*Commerzbank AG	76,215	599,739
#Daimler AG(5529027)	66,702	3,085,765
Daimler AG(D1668R123)	48,950	2,273,728
Deutsche Bank AG	71,578	4,645,412
Deutsche Boerse AG	23,498	1,857,806
Deutsche Lufthansa AG	27,987	377,672
Deutsche Post AG	102,318	1,616,754
#*Deutsche Postbank AG	9,435	260,337
#Deutsche Telekom AG	307,438	3,935,579
Deutsche Telekom AG Sponsored ADR	63,200	808,328
E.ON AG	186,594	7,089,994
E.ON AG Sponsored ADR	53,950	2,037,692
Fraport AG	4,355	199,522
Fresenius Medical Care AG & Co. KGaA	19,029	874,786
Fresenius Medical Care AG & Co. KGaA ADR	3,500	160,615
Fresenius SE (4352097)	3,616	177,694
Fresenius SE (4568946)	9,056	512,779
GEA Group AG	16,754	273,666
#Generali Deutschland Holding AG	1,114	91,868
#*Hannover Rueckversicherung AG	6,506	264,378
#Heidelberger Zement AG	3,279	141,378
Henkel AG & Co. KGaA	13,753	432,808
#Hochtief AG	4,393	263,099
K&S AG	20,394	1,141,762
Linde AG	17,271	1,630,450

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#MAN SE	12,200	$839,497
Merck KGaA	9,232	856,899
Metro AG	12,671	733,991
#Munchener Rueckversicherungs-Gesellschaft AG	27,061	4,095,504
#Porsche Automobil Holding SE	11,011	716,963
Puma AG Rudolf Dassler Sport	790	200,925
#*Q-Cells SE	5,069	90,962
#*QIAGEN NV	22,830	432,432
#Rhoen-Klinikum AG	14,605	334,406
RWE AG	56,043	4,735,977
Salzgitter AG	4,061	410,001
SAP AG	76,884	3,625,939
SAP AG Sponsored ADR	29,700	1,403,325
Siemens AG	48,396	3,852,637
Siemens AG Sponsored ADR	61,550	4,891,994
#Solarworld AG	10,819	261,111
Suedzucker AG	7,095	150,418
ThyssenKrupp AG	41,618	1,276,425
UCB SA	2,437	81,592
#Volkswagen AG	11,739	4,226,235
Wacker Chemie AG	1,969	259,745

TOTAL GERMANY		90,096,690

GREECE — (0.4%)
*Alpha Bank A.E.	49,027	645,470
Coca-Cola Hellenic Bottling Co. S.A.	21,709	494,301
*EFG Eurobank Ergasias S.A.	40,187	525,540
Hellenic Petroleum S.A.	15,660	161,989
Hellenic Telecommunication Organization Co. S.A.	24,832	389,089
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	147,392
Marfin Investment Group S.A.	50,146	209,815
*National Bank of Greece S.A.	42,777	1,246,110
*National Bank of Greece S.A. ADR	94,360	559,555
OPAP S.A.	31,172	747,008
*Piraeus Bank S.A.	41,953	498,425
*Public Power Corp. S.A.	11,935	259,850

TOTAL GREECE		5,884,544

HONG KONG — (1.8%)
ASM Pacific Technology, Ltd.	17,000	114,967
Bank of East Asia, Ltd.	190,555	632,451
BOC Hong Kong (Holdings), Ltd.	464,000	982,802
#Cathay Pacific Airways, Ltd.	128,000	197,937
Cheung Kong Holdings, Ltd.	185,600	2,389,750
Cheung Kong Infrastructure Holdings, Ltd.	50,000	181,740
CLP Holdings, Ltd.	236,400	1,602,107
Esprit Holdings, Ltd.	160,541	1,149,893
First Pacific Co., Ltd.	202,000	129,133
*Foxconn International Holdings, Ltd.	318,000	221,779
Great Eagle Holdings, Ltd.	27,337	63,142
Hang Lung Group, Ltd.	113,000	588,379
Hang Lung Properties, Ltd.	255,000	939,817
Hang Seng Bank, Ltd.	110,100	1,785,334
Henderson Land Development Co., Ltd.	127,632	843,417
Hong Kong and China Gas Co., Ltd.	625,970	1,387,401
Hong Kong and Shanghai Hotels, Ltd.	69,025	79,164
Hong Kong Electric Holdings, Ltd.	202,707	1,113,831
Hong Kong Exchanges & Clearing, Ltd.	119,200	2,233,630
Hopewell Holdings, Ltd.	83,000	269,316
Hutchison Telecommunications International, Ltd.	203,000	52,195
Hutchison Whampoa, Ltd.	281,500	2,095,091

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hysan Development Co., Ltd.	57,360	$155,550
Industrial & Commercial Bank of China (Asia), Ltd.	25,688	48,520
Kerry Properties, Ltd.	78,893	407,116
Li & Fung, Ltd.	376,000	1,107,846
Lifestyle International Holdings, Ltd.	80,500	122,114
#*Mongolia Energy Corp., Ltd.	223,000	84,813
MTR Corp., Ltd.	178,625	646,988
New World Development Co., Ltd.	325,504	773,137
NWS Holdings, Ltd.	104,587	200,503
Pacific Basin Shipping, Ltd.	172,000	129,596
#PCCW, Ltd.	439,265	119,386
Shangri-La Asia, Ltd.	176,913	280,372
Sino Land Co., Ltd.	189,363	385,293
Sun Hung Kai Properties, Ltd.	170,706	2,582,990
Television Broadcasts, Ltd.	25,000	109,050
Transport International Holdings, Ltd.	17,600	55,517
Vtech Holdings, Ltd.	15,000	106,358
Wharf Holdings, Ltd.	162,609	764,020
Wheelock and Co., Ltd.	106,000	297,069
Wing Hang Bank, Ltd.	20,000	191,389
Yue Yuen Industrial (Holdings), Ltd.	78,500	213,278

TOTAL HONG KONG		27,834,181

IRELAND — (0.2%)
CRH P.L.C.	33,450	822,896
#CRH P.L.C. Sponsored ADR	48,247	1,193,148
*Elan Corp. P.L.C.	22,589	178,956
*Elan Corp. P.L.C. Sponsored ADR	39,700	312,836
Kerry Group P.L.C.	17,907	424,212
*Ryanair Holdings P.L.C.	33,520	148,365

TOTAL IRELAND		3,080,413

ITALY — (2.6%)
#A2A SpA	171,389	312,112
ACEA SpA	11,304	128,683
Alleanza Assicurazioni SpA	50,492	379,700
Assicurazioni Generali SpA	146,213	3,332,302
Atlantia SpA	30,212	667,521
Banca Carige SpA	106,224	302,513
Banca Monte Dei Paschi di Siena SpA	319,433	599,393
Banca Popolare di Milano Scarl	41,017	248,179
*Banco Popolare Scarl	89,713	724,631
Buzzi Unicem SpA	7,970	119,553
Enel SpA	877,202	4,766,976
Eni SpA	241,210	5,636,270
Eni SpA Sponsored ADR	51,100	2,380,238
#*Fiat SpA	75,854	841,991
*Fiat SpA Sponsored ADR	7,000	78,260
Finmeccanica SpA	48,370	733,609
Fondiaria - Sai SpA	7,144	119,629
Hera SpA	76,919	189,777
*Intesa Sanpaolo SpA	965,930	3,591,706
#*Intesa Sanpaolo SpA Sponsored ADR	13,601	305,478
Italcementi SpA	8,940	117,060
Lottomatica SpA	6,664	141,061
*Luxottica Group SpA	18,425	464,299
Mediaset SpA	99,784	603,371
Mediobanca SpA	64,159	900,115
#Mediolanum SpA	44,701	255,190
Parmalat SpA	180,290	450,772
Saipem SpA	32,896	891,503

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Saras SpA	38,600	$107,834
Snam Rete Gas SpA	185,432	812,365
Telecom Italia SpA	659,546	1,032,499
#Telecom Italia SpA Sponsored ADR	80,065	1,247,413
Tenaris SA ADR	24,750	750,420
Terna SpA	169,541	597,556
*UniCredito SpA	1,875,900	5,473,906
Unione di Banche Italiane ScpA	77,200	1,078,307
#*Unipol Gruppo Finanziario SpA	87,290	109,352

TOTAL ITALY		40,491,544

JAPAN — (18.1%)
77 Bank, Ltd. (The)	44,000	259,633
Advantest Corp.	9,840	213,270
Advantest Corp. ADR	10,000	218,200
#*AEON Co., Ltd.	80,100	776,753
Aeon Mall Co., Ltd.	8,680	182,808
Aioi Insurance Co., Ltd.	58,000	274,852
Air Water, Inc.	20,000	220,924
Aisin Seiki Co., Ltd.	24,700	632,933
Ajinomoto Co., Inc.	84,000	802,348
Alfresa Holdings Corp.	4,200	212,020
All Nippon Airways Co., Ltd.	79,000	220,047
Amada Co., Ltd.	41,000	259,476
Aoyama Trading Co., Ltd.	5,500	92,707
#*Aozora Bank, Ltd.	85,000	116,861
#Asahi Breweries, Ltd.	48,000	762,198
Asahi Glass Co., Ltd.	130,000	1,124,013
Asahi Kasei Corp.	149,000	767,808
#ASATSU-DK, Inc.	2,700	60,462
#Asics Corp.	23,000	216,437
Astellas Pharma, Inc.	57,955	2,201,457
Awa Bank, Ltd. (The)	18,000	104,317
Bank of Iwate, Ltd. (The)	1,500	87,592
#Bank of Kyoto, Ltd. (The)	41,000	370,395
Bank of Nagoya, Ltd. (The)	15,000	65,565
Bank of Yokohama, Ltd.	202,000	1,090,596
Benesse Corp.	9,700	419,237
Bridgestone Corp.	98,800	1,709,191
Brother Industries, Ltd.	31,000	278,176
Canon Marketing Japan, Inc.	7,000	111,250
Canon, Inc.	92,700	3,435,990
Canon, Inc. Sponsored ADR	53,850	1,993,527
Capcom Co., Ltd.	6,900	138,944
Casio Computer Co., Ltd.	29,000	236,287
Central Japan Railway Co.	248	1,491,661
Chiba Bank, Ltd. (The)	102,000	657,749
#Chiyoda Corp.	23,000	193,714
Chubu Electric Power Co., Ltd.	96,900	2,333,747
Chugai Pharmaceutical Co., Ltd.	28,100	512,437
Chugoku Bank, Ltd. (The)	19,000	255,379
Chugoku Electric Power Co., Ltd. (The)	45,000	941,914
Chuo Mitsui Trust Holdings, Inc.	132,000	457,984
Circle K Sunkus Co., Ltd.	5,100	80,500
Citizen Holdings Co., Ltd.	45,300	245,067
Coca-Cola West Co., Ltd.	4,600	90,092
Comsys Holdings Corp.	11,000	126,906
Cosmo Oil Co., Ltd.	74,000	220,949
Credit Saison Co., Ltd.	20,700	268,659
Dai Nippon Printing Co., Ltd.	97,000	1,416,038
Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	212,790

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daicel Chemical Industries, Ltd.	28,000	$177,397
#Daido Steel Co., Ltd.	37,000	152,552
#*Daiei, Inc. (The)	3,500	13,804
Daihatsu Motor Co., Ltd.	21,000	235,079
Daiichi Sankyo Co., Ltd.	100,146	1,806,440
Daikin Industries, Ltd.	33,000	1,191,005
Daishi Bank, Ltd. (The)	28,000	111,087
Daito Trust Construction Co., Ltd.	10,600	519,805
Daiwa House Industry Co., Ltd.	69,000	709,391
Daiwa Securities Co., Ltd.	171,000	1,003,767
#*DeNa Co., Ltd.	64	194,870
Denki Kagaku Kogyo Kabushiki Kaisha	74,000	240,126
*Denso Corp.	63,900	1,874,958
#Dentsu, Inc.	29,100	611,947
DIC Corp.	63,000	88,342
#Disco Corp.	1,700	88,707
Don Quijote Co., Ltd.	4,200	87,369
Dowa Holdings Co., Ltd.	32,000	145,487
East Japan Railway Co.	49,200	2,811,373
#Eisai Co., Ltd.	31,500	1,117,635
Electric Power Development Co., Ltd.	16,900	500,856
#*Elpida Memory, Inc.	13,000	147,374
Ezaki Glico Co., Ltd.	10,000	107,008
FamilyMart Co., Ltd.	7,300	237,258
Fanuc, Ltd.	23,000	1,879,299
Fast Retailing Co., Ltd.	6,500	841,263
Fuji Electric Holdings Co., Ltd.	64,000	111,882
#Fuji Heavy Industries, Ltd.	68,000	272,696
#FUJIFILM Holdings Corp.	78,600	2,527,202
#Fujikura, Ltd.	39,000	205,330
Fujitsu, Ltd.	298,440	1,951,757
Fukuoka Financial Group, Inc.	101,000	442,041
Furukawa Electric Co., Ltd.	70,000	336,523
Glory, Ltd.	6,200	127,387
#GS Yuasa Corp.	43,000	391,312
Gunma Bank, Ltd. (The)	50,000	289,703
#H2O Retailing Corp.	13,000	75,392
Hachijuni Bank, Ltd. (The)	50,000	292,207
*Hakuhodo Dy Holdings, Inc.	3,000	164,393
Hamamatsu Photonics K.K.	9,400	183,831
#Hankyu Hanshin Holdings, Inc	158,000	725,967
Heiwa Corp.	6,700	72,244
Higo Bank, Ltd. (The)	18,000	110,034
#Hikari Tsushin, Inc.	3,800	82,037
*Hino Motors, Ltd.	37,000	122,905
Hirose Electric Co., Ltd.	3,700	412,632
Hiroshima Bank, Ltd. (The)	62,000	257,145
Hisamitsu Pharmaceutical Co., Inc.	8,700	299,129
Hitachi Chemical Co., Ltd.	12,500	254,951
Hitachi Construction Machinery Co., Ltd.	13,100	230,785
*Hitachi High-Technologies Corp.	9,300	181,839
#Hitachi Koki Co., Ltd.	11,000	100,681
Hitachi Metals, Ltd.	25,000	243,506
#Hitachi Transport System, Ltd.	5,500	69,578
Hitachi, Ltd.	267,000	894,691
Hitachi, Ltd. Sponsored ADR	22,500	752,850
Hokkaido Electric Power Co., Inc.	25,000	485,625
Hokkoku Bank, Ltd. (The)	22,000	81,425
Hokuhoku Financial Group, Inc.	165,000	375,868
#Hokuriku Electric Power Co., Inc.	22,200	507,363
Honda Motor Co., Ltd.	120,200	3,843,924

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Honda Motor Co., Ltd. Sponsored ADR	113,125	$3,634,706
House Foods Corp.	8,500	119,609
Hoya Corp.	52,000	1,249,827
Hyakugo Bank, Ltd. (The)	19,000	93,554
Hyakujishi Bank, Ltd. (The)	23,000	108,612
Ibiden Co., Ltd.	18,500	611,960
#Idemitsu Kosan Co., Ltd.	3,000	250,050
*IHI Corp.	152,000	255,766
INPEX Corp.	112	852,041
#Isetan Mitsukoshi Holdings, Ltd.	41,580	439,496
*Isuzu Motors, Ltd.	146,000	258,054
#ITO EN, LTD.	5,600	87,695
Itochu Corp.	204,000	1,518,102
#Itochu Techno-Solutions Corp.	4,200	126,014
Iyo Bank, Ltd. (The)	31,000	323,703
Izumi Co., Ltd.	5,000	68,363
#*J Front Retailing Co., Ltd.	51,800	286,831
*Japan Airlines System Corp.	110,000	186,717
Japan Airport Terminal Co., Ltd.	7,000	81,481
Japan Petroleum Exploration Co., Ltd.	3,200	157,055
Japan Steel Works, Ltd. (The)	45,000	586,038
Japan Tobacco, Inc.	592	1,710,737
JFE Holdings, Inc.	65,500	2,620,451
JGC Corp.	27,000	465,992
Joyo Bank, Ltd. (The)	91,000	462,196
JS Group Corp.	32,540	503,569
JSR Corp.	22,000	393,955
JTEKT Corp.	24,560	277,532
Juroku Bank, Ltd.	40,000	143,543
#Kagome Co., Ltd.	4,900	86,272
Kagoshima Bank, Ltd. (The)	13,000	102,170
Kajima Corp.	106,000	296,567
#Kamigumi Co., Ltd.	30,000	249,493
Kandenko Co., Ltd.	8,000	52,867
Kaneka Corp.	37,000	256,473
Kansai Electric Power Co., Inc.	108,900	2,432,793
Kansai Paint Co., Ltd.	20,000	153,931
#Kao Corp.	78,000	1,769,489
#Kawasaki Heavy Industries, Ltd.	180,000	460,872
*Kawasaki Kisen Kaisha, Ltd.	79,000	296,247
KDDI Corp.	378	1,999,656
Keihan Electric Railway Co., Ltd.	69,000	300,502
Keihin Electric Express Railway Co., Ltd.	51,000	424,470
Keio Corp.	68,000	407,090
Keisei Electric Railway Co., Ltd.	39,000	242,469
Keiyo Bank, Ltd. (The)	21,000	117,134
#Keyence Corp.	5,192	1,022,687
Kikkoman Corp.	18,000	209,729
Kinden Corp.	14,000	117,334
#Kintetsu Corp.	237,280	1,102,918
Kirin Holdings Co., Ltd.	93,000	1,385,620
Kobayashi Pharmaceutical Co., Ltd.	2,700	104,008
Kobe Steel, Ltd.	342,000	657,301
Koito Manufacturing Co., Ltd.	14,000	204,243
#Komatsu, Ltd.	119,200	1,935,637
Komeri Co., Ltd.	4,000	110,182
Konami Co., Ltd.	8,600	182,269
Konami Corp. ADR	3,500	75,075
Konica Minolta Holdings, Inc.	62,500	677,675
Kose Corp.	3,690	75,214
Kubota Corp.	107,000	956,950

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kubota Corp. Sponsored ADR	6,445	$292,539
Kuraray Co., Ltd.	44,000	496,949
#Kurita Water Industries, Ltd.	13,400	441,431
Kyocera Corp.	15,800	1,267,761
Kyocera Corp. Sponsored ADR	8,729	699,804
Kyowa Hakko Kirin Co., Ltd.	32,000	366,472
Kyushu Electric Power Co., Inc.	49,800	1,072,073
Lawson, Inc.	9,300	385,374
Leopalace21 Corp.	15,000	127,834
Lion Corp.	19,000	91,203
Mabuchi Motor Co., Ltd.	3,400	170,042
Makita Corp.	13,000	320,252
Makita Corp. Sponsored ADR	1,630	40,701
Marubeni Corp.	219,000	1,005,499
Marui Group Co., Ltd.	35,200	252,470
Maruichi Steel Tube, Ltd.	4,200	80,758
#Matsui Securities Co., Ltd.	9,700	92,516
Mazda Motor Corp.	123,000	319,315
*Mediceo Paltac Holdings Co., Ltd.	18,600	232,338
*MEIJI Holdings Co., Ltd.	6,856	276,776
Minebea Co., Ltd.	45,000	181,856
Miraca Holdings, Inc.	4,500	112,103
Misumi Group, Inc.	10,000	163,505
Mitsubishi Chemical Holdings Corp.	173,990	778,718
Mitsubishi Corp.	176,800	3,510,844
#Mitsubishi Electric Corp.	244,000	1,777,981
Mitsubishi Estate Co., Ltd.	155,000	2,572,683
Mitsubishi Gas Chemical Co., Inc.	46,000	282,591
Mitsubishi Heavy Industries, Ltd.	396,000	1,578,431
Mitsubishi Logistics Corp.	14,000	173,173
*Mitsubishi Materials Corp.	155,000	418,566
#*Mitsubishi Motors Corp.	450,000	828,554
Mitsubishi Rayon Co., Ltd.	66,000	179,799
#Mitsubishi Tanabe Pharma Corp.	29,000	344,507
Mitsubishi UFJ Financial Group, Inc.	348,172	2,126,348
Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	6,282,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	60,903
Mitsui & Co., Ltd.	183,000	2,280,188
Mitsui & Co., Ltd. Sponsored ADR	2,088	520,309
#Mitsui Chemicals, Inc.	79,000	289,333
#Mitsui Engineering and Shipbuilding Co., Ltd.	81,000	203,955
Mitsui Fudosan Co., Ltd.	111,000	2,032,693
*Mitsui Mining and Smelting Co., Ltd.	60,000	164,763
Mitsui O.S.K. Lines, Ltd.	149,000	903,893
Mitsui Sumitomo Insurance Group Holdings, Inc.	59,337	1,515,720
Mitsumi Electric Co., Ltd.	11,200	274,267
#Mizuho Financial Group, Inc.	1,204,000	2,767,967
Mizuho Securities Co., Ltd.	64,000	232,812
*Mizuho Trust & Banking Co., Ltd.	190,000	243,964
Mochida Pharmaceutical Co., Ltd.	8,000	76,333
Murata Manufacturing Co., Ltd.	28,900	1,407,544
Musashino Bank, Ltd.	5,200	182,331
Nagase & Co., Ltd.	10,000	112,886
Nagoya Railroad Co., Ltd.	103,000	341,092
Namco Bandai Holdings, Inc.	25,900	290,344
#Nankai Electric Railway Co., Ltd.	93,000	408,390
Nanto Bank, Ltd. (The)	20,000	117,587
*NEC Corp.	249,546	871,195
#NGK Insulators, Ltd.	35,000	788,004
NGK Spark Plug Co., Ltd.	20,000	219,741
NHK Spring Co., Ltd.	23,000	165,534

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nichirei Corp.	34,000	$129,152
Nidec Corp.	8,200	585,821
Nidec Corp. ADR	23,800	427,210
Nikon Corp.	43,000	859,099
Nintendo Co., Ltd.	12,100	3,250,955
Nippon Electric Glass Co., Ltd.	42,500	489,541
Nippon Express Co., Ltd.	96,000	439,507
Nippon Kayaku Co., Ltd.	19,000	157,292
Nippon Meat Packers, Inc.	24,000	293,604
Nippon Mining Holdings, Inc.	104,500	495,718
Nippon Oil Corp.	171,000	904,554
#Nippon Paper Group, Inc.	13,700	352,508
Nippon Sheet Glass Co., Ltd.	79,000	235,016
#Nippon Shokubai Co., Ltd.	12,000	98,016
Nippon Steel Corp.	620,000	2,468,068
Nippon Telegraph & Telephone Corp.	73,400	3,029,937
Nippon Yusen K.K.	139,000	591,760
Nipponkoa Insurance Co., Ltd.	88,000	523,336
Nipro Corp.	5,000	102,876
Nishi-Nippon Bank, Ltd.	80,000	202,612
Nishi-Nippon Railroad Co., Ltd.	26,000	97,382
Nissan Chemical Industries, Ltd.	15,000	200,953
Nissan Motor Co., Ltd.	310,700	2,254,426
Nissan Shatai Co., Ltd.	7,000	64,370
Nissay Dowa General Insurance Co., Ltd.	18,000	84,232
#Nissha Printing Co., Ltd.	3,900	212,755
Nisshin Seifun Group, Inc.	24,500	297,380
Nisshin Steel Co., Ltd.	93,000	177,107
Nisshinbo Holdings, Inc.	13,000	165,683
Nissin Foods Holdings Co., Ltd.	10,800	344,228
Nitori Co., Ltd.	5,350	383,837
Nitto Denko Corp.	20,000	639,853
*NOK Corp.	15,000	183,103
Nomura Holdings, Inc.	159,300	1,395,715
Nomura Holdings, Inc. ADR	94,911	836,166
Nomura Real Estate Holdings, Inc.	11,000	192,831
Nomura Research Institute, Ltd.	13,600	336,101
NSK, Ltd.	54,000	291,318
NTN Corp.	54,000	217,127
NTT Data Corp.	168	564,900
NTT DoCoMo, Inc.	1,973	2,849,361
NTT DoCoMo, Inc. Sponsored ADR	18,766	270,981
Obayashi Corp.	79,000	350,658
#Obic Co., Ltd.	1,000	170,388
Odakyu Electric Railway Co., Ltd.	79,000	680,290
Ogaki Kyoritsu Bank, Ltd. (The)	26,000	114,516
#Oji Paper Co., Ltd.	107,000	463,585
Olympus Corp.	30,000	858,870
Omron Corp.	26,600	423,707
Ono Pharmaceutical Co., Ltd.	11,400	502,513
#Onward Holdings Co., Ltd.	18,000	127,898
#Oracle Corp. Japan	5,300	212,801
Oriental Land Co., Ltd.	6,800	454,730
Osaka Gas Co., Ltd.	313,000	1,041,764
Otsuka Corp.	1,700	88,399
Pacific Metals Co., Ltd.	19,000	150,817
Panasonic Corp.	177,188	2,800,705
Panasonic Corp. Sponsored ADR	76,454	1,208,738
Panasonic Electric Works Co., Ltd.	47,000	496,644
Promise Co., Ltd.	6,500	68,222
#Q.P. Corp.	8,900	92,909

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Rengo Co., Ltd.	26,000	$162,874
#Resona Holdings, Inc.	74,800	1,099,189
Ricoh Co., Ltd.	86,000	1,119,664
Rinnai Corp.	6,100	265,640
Rohm Co., Ltd.	13,100	970,319
Rohto Pharmaceutical Co., Ltd.	11,000	116,771
Ryohin Keikaku Co., Ltd.	3,400	140,988
#Sagami Railway Co., Ltd.	27,000	113,443
San-in Godo Bank, Ltd. (The)	14,000	131,654
Sankyo Co., Ltd.	7,300	433,928
Sankyu, Inc.	26,000	98,003
Santen Pharmaceutical Co., Ltd.	10,100	313,329
#*Sanyo Electric Co., Ltd.	220,000	490,048
#*Sapporo Hokuyo Holdings, Inc.	42,000	141,668
Sapporo Holdings, Ltd.	31,000	186,665
#SBI Holdings, Inc.	2,974	598,098
Secom Co., Ltd.	32,300	1,379,168
Sega Sammy Holdings, Inc.	24,048	316,125
#Seiko Epson Corp.	17,100	261,520
Sekisui Chemical Co., Ltd.	56,000	329,726
Sekisui House, Ltd.	60,000	563,274
Seven & I Holdings Co., Ltd.	115,476	2,705,308
#Sharp Corp.	132,000	1,459,577
Shiga Bank, Ltd.	28,000	172,829
#Shikoku Electric Power Co., Inc.	29,800	892,458
Shimachu Co., Ltd.	4,600	97,420
Shimadzu Corp.	33,000	254,653
Shimamura Co., Ltd.	2,400	216,496
#Shimano, Inc.	7,700	310,080
Shimizu Corp.	74,000	302,723
Shin-Etsu Chemical Co., Ltd.	50,300	2,697,731
Shinko Electric Industries Co., Ltd.	6,000	94,142
*Shinsei Bank, Ltd.	180,000	266,161
Shionogi & Co., Ltd.	37,000	760,172
#Shiseido Co., Ltd.	54,000	880,773
#Shizuoka Bank, Ltd.	96,000	941,847
Showa Denko K.K.	137,000	254,153
Showa Shell Sekiyu K.K.	26,900	299,882
SMC Corp.	7,500	843,569
Softbank Corp.	95,900	2,031,160
#Sohgo Security Services Co., Ltd.	6,600	74,342
#Sojitz Corp.	171,900	357,242
#Sompo Japan Insurance, Inc.	104,000	686,843
#Sony Corp.	79,700	2,221,483
Sony Corp. Sponsored ADR	58,500	1,635,660
#Sony Financial Holdings, Inc.	113	348,044
Square Enix Holdings Co., Ltd.	7,600	168,345
Stanley Electric Co., Ltd.	19,300	397,655
#Sugi Holdings Co., Ltd.	3,800	80,822
Sumco Corp.	18,500	344,778
Sumitomo Bakelite Co., Ltd.	27,000	151,576
Sumitomo Chemical Co., Ltd.	205,000	1,011,221
Sumitomo Corp.	164,200	1,615,490
Sumitomo Electric Industries, Ltd.	98,300	1,219,448
Sumitomo Forestry Co., Ltd.	18,000	143,041
Sumitomo Heavy Industries, Ltd.	73,000	350,362
#Sumitomo Metal Industries, Ltd.	616,000	1,525,480
#Sumitomo Metal Mining Co., Ltd.	73,000	1,097,777
Sumitomo Mitsui Financial Group, Inc.	102,440	4,360,599
Sumitomo Realty & Development Co., Ltd.	50,000	1,025,250
Sumitomo Rubber Industries, Ltd.	16,000	138,530

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Trust & Banking Co., Ltd.	238,000	$1,297,339
#Sundrug Co., Ltd.	3,000	67,041
Suruga Bank, Ltd.	27,000	285,334
*Suzuken Co., Ltd.	6,980	210,044
Suzuki Motor Corp.	43,900	1,103,995
Sysmex Corp.	3,500	133,747
T&D Holdings, Inc.	32,200	939,855
#Taiheiyo Cement Corp.	108,000	162,644
Taisei Corp.	116,000	262,325
Taisho Pharmaceutical Co., Ltd.	17,000	326,305
Taiyo Nippon Sanso Corp.	33,000	315,555
#Takara Holdings, Inc.	14,000	93,044
#*Takashimaya Co., Ltd.	34,000	279,281
Takeda Pharmaceutical Co., Ltd.	102,200	4,117,099
#TDK Corp.	13,600	711,417
TDK Corp. Sponsored ADR	1,900	99,370
#Teijin, Ltd.	119,000	375,907
Terumo Corp.	27,300	1,383,374
THK Co., Ltd.	15,200	248,620
#Tobu Railway Co., Ltd.	102,000	618,661
Toda Corp.	19,000	72,356
Toho Co., Ltd.	13,900	247,048
Toho Gas Co., Ltd.	63,000	253,422
Tohuku Electric Power Co., Inc.	53,900	1,121,469
Tokai Carbon Co., Ltd.	26,000	138,396
Tokio Marine Holdings, Inc.	86,900	2,504,988
Tokio Marine Holdings, Inc. ADR	4,182	120,651
Tokuyama Corp.	28,000	210,556
Tokyo Electric Power Co., Ltd.	152,000	3,891,231
Tokyo Electron, Ltd.	22,300	1,161,870
Tokyo Gas Co., Ltd.	374,000	1,370,888
Tokyo Steel Manufacturing Co., Ltd.	10,100	111,473
Tokyo Tatemono Co., Ltd.	32,000	155,807
Tokyu Corp.	143,000	697,699
#Tokyu Land Corp.	54,000	216,529
TonenGeneral Sekiyu K.K.	37,000	353,013
Toppan Forms Co., Ltd.	3,500	43,946
#Toppan Printing Co., Ltd.	71,000	722,715
#Toray Industries, Inc.	174,000	868,694
Toshiba Corp.	384,000	1,694,761
*Toshiba TEC Corp.	11,000	46,951
Tosoh Corp.	75,000	218,853
#TOTO, Ltd.	29,000	198,333
Toyo Seikan Kaisha, Ltd.	21,300	455,182
Toyo Suisan Kaisha, Ltd.	12,000	299,057
#Toyobo Co., Ltd.	77,000	144,391
Toyoda Gosei Co., Ltd.	10,100	310,737
Toyota Auto Body Co., Ltd.	4,100	76,837
#Toyota Boshoku Corp.	9,300	180,956
#Toyota Motor Corp.	249,300	10,463,957
Toyota Motor Corp. Sponsored ADR	65,000	5,471,700
Toyota Tsusho Corp.	27,381	418,549
Trend Micro, Inc.	14,500	498,819
Trend Micro, Inc. Sponsored ADR	777	26,768
Tsumura & Co.	7,400	238,771
Ube Industries, Ltd.	137,000	394,477
Uni-Charm Corp.	5,400	436,715
UNY Co., Ltd.	22,000	178,627
Ushio, Inc.	14,000	263,327
USS Co., Ltd.	3,260	203,199
#Wacoal Corp.	10,000	128,233

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
West Japan Railway Co.	225	$717,108
#Yahoo! Japan Corp.	1,919	628,333
Yakult Honsha Co., Ltd.	11,600	254,246
#Yamada Denki Co., Ltd.	10,830	676,062
Yamaguchi Financial Group, Inc.	27,000	368,166
Yamaha Corp.	19,100	252,628
Yamaha Motor Co., Ltd.	24,900	308,070
Yamatake Corp.	7,400	162,194
Yamato Holdings Co., Ltd.	51,000	754,677
Yamato Kogyo Co., Ltd.	5,900	183,336
Yamazaki Baking Co., Ltd.	12,000	150,274
Yaskawa Electric Corp.	34,000	240,367
*Yokogawa Electric Corp.	27,000	210,242
Yokohama Rubber Co., Ltd.	26,000	137,561

TOTAL JAPAN		282,046,271

NETHERLANDS — (2.1%)
Aegon NV	168,145	1,229,894
#Akzo Nobel NV	17,160	941,623
Akzo Nobel NV Sponsored ADR	1,996	109,381
#ArcelorMittal	62,992	2,270,171
#ASML Holding NV	56,078	1,464,366
#Fugro NV	5,385	241,835
Heineken NV	25,383	1,009,604
ING Groep NV	134,013	1,714,910
ING Groep NV Sponsored ADR	21,000	271,740
Koninklijke Ahold NV	136,520	1,550,834
Koninklijke Ahold NV ADR	8,320	94,598
Koninklijke DSM NV	15,117	540,552
#Koninklijke KPN NV	207,316	3,118,228
Koninklijke Vopak NV	1,296	77,684
Philips Electronics NV	101,906	2,319,865
#*Randstad Holdings NV	11,969	414,798
Reed Elsevier NV	55,310	578,392
Reed Elsevier NV ADR	8,443	176,121
Royal Dutch Shell P.L.C. Series A	280,159	7,337,842
#TNT NV	40,787	969,383
#Unilever NV	191,405	5,216,531
Wolters Kluwer NV	25,936	509,307

TOTAL NETHERLANDS		32,157,659

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	95,556	107,401
Contact Energy, Ltd.	33,218	138,428
Fletcher Building, Ltd.	77,029	365,233
New Zealand Refining Co., Ltd.	15,823	74,368
Sky City Entertainment Group, Ltd.	52,999	115,265
Sky Network Television, Ltd.	23,000	65,740
Telecom Corp. of New Zealand, Ltd.	241,266	446,426
Trustpower, Ltd.	21,162	109,145

TOTAL NEW ZEALAND		1,422,006

NORWAY — (0.6%)
#Acergy SA	24,200	258,597
Aker Kvaerner ASA	23,335	200,558
#*DnB NOR ASA Series A	89,000	776,118
Fred Olsen Energy ASA	5,500	200,322
#Frontline, Ltd.	8,100	188,346
#*Norsk Hydro ASA	78,700	462,595
*Norsk Hydro ASA Sponsored ADR	11,200	66,080

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#Orkla ASA	113,455	$902,772
#*Renewable Energy Corp. ASA	26,425	210,018
#*SeADRill, Ltd.	37,400	602,666
StatoilHydro ASA	144,806	3,096,075
StatoilHydro ASA Sponsored ADR	36,956	792,706
#*Storebrand ASA	51,600	279,155
Tandberg ASA Series A	14,200	301,750
*Telenor ASA	110,800	1,023,112
#Yara International ASA	23,675	735,528

TOTAL NORWAY		10,096,398

PORTUGAL — (0.2%)
Banco Comercial Portugues SA	251,826	268,993
#Banco Espirito Santo SA	62,822	392,278
Brisa SA	37,217	307,958
#Cimpor Cimentos de Portugal SA	24,245	184,199
#Energias de Portugal SA	236,508	937,181
#Galp Energia SGPS SA Series B	34,034	444,826
Jeronimo Martins SGPS SA	26,359	185,050
#Portugal Telecom SA	75,545	772,362

TOTAL PORTUGAL		3,492,847

SINGAPORE — (1.0%)
Asia Pacific Breweries, Ltd.	14,000	115,254
Capitaland, Ltd.	297,750	789,717
#City Developments, Ltd.	70,000	492,263
Comfortdelgro Corp., Ltd.	215,000	231,316
#Cosco Corp. (Singapore), Ltd.	132,000	120,131
DBS Group Holdings, Ltd.	225,000	2,170,349
Fraser & Neave, Ltd.	106,500	306,725
Jardine Cycle & Carriage, Ltd.	19,339	316,715
Keppel Corp., Ltd.	148,000	861,918
Olam International, Ltd.	134,400	236,870
Overseas-Chinese Banking Corp., Ltd.	315,198	1,711,410
SembCorp Industries, Ltd.	120,320	267,816
SembCorp Marine, Ltd.	108,000	234,006
Singapore Airlines, Ltd.	65,400	612,746
#Singapore Exchange, Ltd.	140,000	846,644
Singapore Press Holdings, Ltd.	183,000	456,135
Singapore Technologies Engineering, Ltd.	142,000	259,348
Singapore Telecommunications, Ltd.	1,060,650	2,577,697
SMRT Corp., Ltd.	59,000	69,634
United Industrial Corp., Ltd.	88,000	114,161
United Overseas Bank, Ltd.	152,900	1,876,843
Wilmar International, Ltd.	86,000	357,163

TOTAL SINGAPORE		15,024,861

SPAIN — (3.7%)
Abertis Infraestructuras SA	42,634	883,473
Acciona SA	4,526	546,078
#Acerinox SA	22,269	441,750
#Actividades de Construccion y Servicios SA	27,668	1,475,058
*Banco Bilbao Vizcaya Argentaria SA	57,552	942,232
Banco Bilbaovizcaya Sponsored ADR	350,002	5,754,033
#Banco de Sabadell SA	94,280	628,296
#Banco de Valencia SA	50,456	492,592
Banco Espanol de Credito SA	9,662	120,105
#Banco Popular Espanol SA	119,649	1,077,133
#Banco Santander SA	406,785	5,890,645
Banco Santander SA Sponsored ADR	618,667	8,945,925

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Bankinter SA	56,889	$646,240
Cia Espanola de Petroleous SA	5,477	212,768
Cintra Concesiones de Infraestructuras de Transporte SA.	35,349	289,689
Criteria Caixacorp SA	89,151	429,582
Enagas SA	27,296	539,689
Fomento de Construcciones y Contratas SA.	7,759	311,214
Gamesa Corporacion Tecnologica SA.	24,914	538,935
Gas Natural SDG SA.	34,634	647,626
Grifols SA.	11,235	204,738
Grupo Ferrovial SA.	6,437	221,089
*Iberdrola Renovables SA.	25,231	116,553
Iberdrola SA.	457,260	3,920,428
Indra Sistemas SA.	16,491	378,958
Industria de Diseno Textil SA.	33,589	1,807,517
Mapfre SA.	80,165	298,562
Red Electrica Corporacion SA.	14,225	667,756
Repsol YPF SA.	28,261	655,782
Repsol YPF SA Sponsored ADR	70,000	1,633,100
#*Sacyr Vallehermoso SA.	10,498	168,098
Telefonica SA.	280,988	6,990,901
Telefonica SA Sponsored ADR	119,800	8,941,872
#Zardoya Otis SA.	22,126	502,924

TOTAL SPAIN		57,321,341

SWEDEN — (1.9%)
#Alfa Laval AB	45,146	491,750
#Assa Abloy AB Series B	44,162	728,359
#Atlas Copco AB Series A	85,542	1,019,576
Atlas Copco AB Series B	47,554	504,238
*Electrolux AB Series B	33,400	626,731
#Getinge AB	26,027	389,268
#Hennes & Mauritz AB Series B	72,357	4,312,147
#Hexagon AB	19,900	216,509
#Holmen AB Series B	6,000	165,104
*Husqvarna AB Series A	12,600	74,338
*Husqvarna AB Series B	42,000	264,899
#*Lundin Petroleum AB	25,656	227,260
*Meda AB Series A	19,365	150,076
#Modern Times Group AB Series B	6,100	227,905
Nordea Bank AB	420,784	4,070,219
Oriflame Cosmetics SA.	1,318	65,484
Ratos AB	11,588	276,979
#Sandvik AB	128,380	1,223,495
#Securitas AB Series B	39,905	376,161
#*Skandinaviska Enskilda Banken AB Series A	187,840	1,044,760
Skanska AB Series B	44,200	620,180
#SKF AB Series B	48,100	721,608
#SSAB AB Series A	22,904	299,888
#SSAB AB Series B	10,905	130,407
Svenska Cellulosa AB Series B	76,800	987,251
#Svenska Handelsbanken AB Series A	53,715	1,311,604
#*Swedbank AB Series A	49,600	382,142
Swedish Match AB	30,700	585,244
Tele2 AB Series B	38,017	511,587
#Telefonaktiebolaget LM Ericsson Series B	360,309	3,547,292
Telefonaktiebolaget LM Erricson Sponsored ADR	26,800	260,496
#TeliaSonera AB	288,720	1,852,378
#Volvo AB Series A	54,915	389,967
#Volvo AB Series B	141,994	1,037,937
Volvo AB Sponsored ADR	14,500	105,125

TOTAL SWEDEN		29,198,364

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (5.9%)
#ABB, Ltd.	136,467	$2,494,388
ABB, Ltd. Sponsored ADR	182,000	3,326,960
*Actelion, Ltd.	14,133	779,483
Adecco SA	16,548	797,422
Baloise-Holding AG	6,883	548,535
#Barry Callebaut AG	267	155,021
BKW FMB Energie AG	2,360	182,572
*Compagnie Financiere Richemont SA Series A	66,944	1,645,035
Credit Suisse Group AG	113,322	5,355,127
Credit Suisse Group AG Sponsored ADR	42,900	2,032,173
#Geberit AG	4,776	666,238
Givaudan SA	1,011	676,684
*Holcim, Ltd.	33,955	2,061,219
Julius Baer Holdings AG	26,222	1,252,013
#Kuehne & Nagel International AG	6,598	549,386
Lindt & Spruengli AG	18	429,410
#*Logitech International SA	22,987	387,161
#Lonza Group AG	5,861	580,801
Nestle SA	475,908	19,557,179
Nobel Biocare Holding AG	10,685	254,256
#Novartis AG	177,956	8,130,720
Novartis AG ADR	120,800	5,510,896
Roche Holding AG Bearer	3,363	558,588
Roche Holding AG Genusschein	86,959	13,708,815
Schindler Holding AG	2,881	186,126
#SGS SA	705	832,728
Sonova Holding AG	6,156	541,857
#Straumann Holding AG	1,188	259,815
Sulzer AG	3,497	230,771
#Swatch Group AG (7184725)	4,165	762,332
Swatch Group AG (7184736)	5,992	222,692
Swiss Life Holding AG	4,327	432,944
#Swiss Re	45,057	1,720,919
Swisscom AG	3,623	1,190,243
Syngenta AG	7,073	1,627,694
Syngenta AG ADR	27,400	1,258,208
*UBS AG	362,738	5,310,323
#*UBS AG ADR	33,538	494,350
Valiant Holding AG	3,427	643,260
Zurich Financial Services AG	18,830	3,697,798

TOTAL SWITZERLAND		91,052,142

UNITED KINGDOM — (16.1%)
Admiral Group P.L.C.	27,244	435,915
Aggreko P.L.C.	30,586	279,657
Amec P.L.C.	42,469	500,112
Amlin P.L.C.	60,463	335,780
*Anglo American P.L.C.	178,356	5,752,046
Antofagasta P.L.C.	53,869	681,550
ARM Holdings P.L.C.	139,465	294,089
Ashmore Group P.L.C.	41,357	145,496
Associated British Foods P.L.C.	49,803	660,802
#AstraZeneca P.L.C.	162,199	7,554,945
AstraZeneca P.L.C. Sponsored ADR	63,300	2,939,652
*Autonomy Corp. P.L.C.	28,027	550,368
Aviva P.L.C.	394,846	2,304,966
Babcock International Group P.L.C.	18,911	148,708
BAE Systems P.L.C.	454,140	2,328,224
Balfour Beatty P.L.C.	64,362	328,842
Barclays P.L.C.	400,441	2,034,617
Barclays P.L.C. Sponsored ADR	195,700	4,019,678

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
BG Group P.L.C.	416,864	$6,963,573
BG Group P.L.C. Sponsored ADR	12,500	1,049,000
BHP Billiton P.L.C.	136,117	3,565,135
BHP Billiton P.L.C. ADR	80,400	4,253,160
BP P.L.C.	1,435,437	11,903,649
BP P.L.C. Sponsored ADR	160,400	8,026,416
#Brambles, Ltd.	68,401	337,062
*British Airways P.L.C.	70,412	165,924
British American Tobacco P.L.C.	246,959	7,665,491
British American Tobacco P.L.C. Sponsored ADR	22,415	1,393,989
British Sky Broadcasting Group P.L.C.	149,909	1,376,434
*British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	64,175
BT Group P.L.C.	719,650	1,519,233
BT Group P.L.C. Sponsored ADR	36,202	763,138
Bunzl P.L.C.	38,087	329,757
Burberry Group P.L.C.	69,741	536,013
Cable and Wireless P.L.C.	423,009	1,018,977
#Cadbury P.L.C.	115,376	1,134,887
Cadbury P.L.C. Sponsored ADR	25,328	1,001,216
*Cairn Energy P.L.C.	18,165	726,353
Capita Group P.L.C.	80,869	901,905
Carnival P.L.C.	20,454	593,088
Carnival P.L.C. ADR	9,300	267,840
*Carphone Warehouse Group P.L.C.	69,733	209,263
Centrica P.L.C.	759,100	2,795,492
Cobham P.L.C.	149,602	447,792
Compass Group P.L.C.	297,663	1,599,194
Diageo P.L.C.	224,203	3,495,044
Diageo P.L.C. Sponsored ADR	40,325	2,515,474
Drax Group P.L.C.	47,916	320,503
*easyJet P.L.C.	20,134	101,660
*Eurasian Natural Resources Corp.	6,139	88,537
Experian P.L.C.	154,352	1,273,956
*F&C Asset Management P.L.C.	35,008	42,868
Firstgroup P.L.C.	57,238	317,049
Friends Provident Group P.L.C.	350,078	409,133
G4S P.L.C.	168,490	601,157
GlaxoSmithKline P.L.C.	503,498	9,646,812
GlaxoSmithKline P.L.C. Sponsored ADR	99,793	3,821,074
Hays P.L.C.	199,150	317,002
Home Retail Group P.L.C.	102,100	535,436
HSBC Holdings P.L.C.	1,237,843	12,525,551
HSBC Holdings P.L.C. Sponsored ADR	200,759	10,178,481
ICAP P.L.C.	68,751	520,810
Imperial Tobacco Group P.L.C.	103,332	2,948,831
Imperial Tobacco Group P.L.C. ADR	19,700	1,129,204
*Informa P.L.C.	71,927	287,722
Inmarsat P.L.C.	56,688	524,599
Intercontinental Hotels Group P.L.C.	33,398	378,618
International Power P.L.C.	204,552	872,301
Intertek Group P.L.C.	21,556	374,487
Invensys P.L.C.	110,599	476,889
*Investec P.L.C.	50,158	338,950
John Wood Group P.L.C.	52,188	232,547
Johnson Matthey P.L.C.	28,088	663,161
*Kazakhmys P.L.C.	34,425	492,829
Kingfisher P.L.C.	318,631	1,134,065
Ladbrokes P.L.C.	71,647	209,980
Legal and General Group P.L.C.	765,497	823,526
Lloyds Banking Group P.L.C.	1,420,296	2,018,304
Lloyds Banking Group P.L.C. Sponsored ADR	65,292	370,206

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Logica P.L.C.	178,255	$301,723
London Stock Exchange Group P.L.C.	17,563	209,038
Lonmin P.L.C.	21,860	504,381
Man Group P.L.C.	232,130	1,072,824
Marks & Spencer Group P.L.C.	216,529	1,252,739
National Grid P.L.C.	241,197	2,249,960
National Grid P.L.C. Sponsored ADR	18,000	842,760
Next P.L.C.	26,555	757,178
Northumbrian Water Group P.L.C.	66,232	258,401
Old Mutual P.L.C.	689,182	1,105,462
Pearson P.L.C.	75,779	874,515
Pearson P.L.C. Sponsored ADR	39,300	455,487
Pennon Group P.L.C.	43,989	335,483
Petrofac, Ltd.	23,401	293,056
Prudential P.L.C.	239,638	1,794,598
Prudential P.L.C. ADR	62,200	934,866
#Reckitt Benckiser Group P.L.C.	94,579	4,543,828
Reed Elsevier P.L.C.	77,411	545,158
Reed Elsevier P.L.C. ADR	18,502	524,347
Rexam P.L.C.	82,609	324,706
Rio Tinto P.L.C.	153,950	6,412,994
Rio Tinto P.L.C. Sponsored ADR	10,450	1,751,211
*Rolls-Royce Group P.L.C.	298,652	2,065,692
*Royal Bank of Scotland Group P.L.C.	2,275,051	1,690,598
Royal Dutch Shell P.L.C. ADR	68,130	3,578,869
Royal Dutch Shell P.L.C. Series B	235,872	6,116,303
RSA Insurance Group P.L.C.	551,279	1,166,519
SABmiller P.L.C.	127,619	2,950,585
Sage Group P.L.C.	176,688	576,905
Sainsbury (J.) P.L.C.	184,449	978,521
Schroders P.L.C.	18,739	305,204
Schroders P.L.C. Non-Voting	9,996	138,373
Scottish & Southern Energy P.L.C.	123,820	2,291,013
Serco Group P.L.C.	68,993	465,219
Severn Trent P.L.C.	30,639	495,658
Shire P.L.C.	47,782	709,883
Shire P.L.C. ADR	14,500	649,745
Smith & Nephew P.L.C.	91,370	723,917
Smith & Nephew P.L.C. Sponsored ADR	7,000	277,550
Smiths Group P.L.C.	50,192	603,660
Standard Chartered P.L.C.	265,170	6,295,347
Standard Life P.L.C.	335,522	1,107,055
Tate & Lyle P.L.C.	55,213	338,631
Tesco P.L.C.	1,025,017	6,276,122
Thomas Cook Group P.L.C.	66,945	242,780
Thomson Reuters P.L.C.	24,049	769,883
Thomson Reuters P.L.C. ADR	288	55,287
Tomkins P.L.C.	73,285	217,115
Tomkins P.L.C. Sponsored ADR	8,700	102,051
TUI Travel P.L.C.	80,406	305,053
Tullow Oil P.L.C.	120,310	1,984,851
Unilever P.L.C.	87,209	2,298,734
Unilever P.L.C. Sponsored ADR	77,800	2,050,030
United Business Media P.L.C.	30,736	217,928
United Utilities Group P.L.C.	82,787	623,232
United Utilities Group P.L.C. ADR	5,177	78,639
Vedanta Resources P.L.C.	21,568	635,864
Vodafone Group P.L.C.	4,542,746	9,294,214
Vodafone Group P.L.C. Sponsored ADR	303,700	6,250,146
Whitbread P.L.C.	23,031	333,369
William Morrison Supermarkets P.L.C.	333,079	1,495,974

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Wolseley P.L.C.	18,563	$415,386
Wolseley P.L.C. ADR	19,300	43,811
WPP P.L.C.	118,816	916,383
#WPP P.L.C. Sponsored ADR	13,460	518,479
*Xstrata P.L.C.	149,691	2,021,944

TOTAL UNITED KINGDOM		249,907,606

TOTAL COMMON STOCKS		1,293,472,613

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
*Fiat SpA	3,000	18,905

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Fortis Coupons	293,685	—
*Umicore	275	8

TOTAL BELGIUM		8

ITALY — (0.0%)
#*Unione di Banche Italiane ScpA Warrants 06/30/11	77,200	5,645

JAPAN — (0.0%)
*Dowa Holdings Co., Ltd. Warrants 01/29/10	24,000	—

UNITED KINGDOM — (0.0%)
*Rexam P.L.C. Rights 08/18/09	30,040	41,857

TOTAL RIGHTS/WARRANTS		47,510

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $3,765,000 FNMA 5.058%(r), 01/01/36, valued at $2,888,765) to be repurchased at $2,846,045	$2,846	2,846,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.6%)
§@DFA Short Term Investment Fund LP	258,395,946	258,395,946
@RepurchaseAgreement, Deutsche Bank Securities 0.29%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $488,578) to be repurchased at $479,006	$479	478,998

TOTAL SECURITIES LENDING COLLATERAL		258,874,944

TOTAL INVESTMENTS — (100.0%)
(Cost $1,535,307,454)##		$1,555,259,972

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,826,339	$82,627,243	—	$87,453,582
Austria	73,392	3,802,888	—	3,876,280
Belgium	377,307	7,940,232	—	8,317,539
Canada	115,586,103	—	—	115,586,103
Denmark	1,429,446	10,898,611	—	12,328,057
Finland	2,592,056	9,226,491	—	11,818,547
France	13,610,288	101,375,350	—	114,985,638
Germany	21,224,552	68,872,138	—	90,096,690
Greece	706,947	5,177,597	—	5,884,544
Hong Kong	—	27,834,181	—	27,834,181
Ireland	1,505,984	1,574,429	—	3,080,413
Italy	4,761,809	35,729,735	—	40,491,544
Japan	24,884,673	257,161,598	—	282,046,271
Netherlands	651,840	31,505,819	—	32,157,659
New Zealand	—	1,422,006	—	1,422,006
Norway	858,786	9,237,612	—	10,096,398
Portugal	—	3,492,847	—	3,492,847
Singapore	—	15,024,861	—	15,024,861
Spain	31,165,575	26,155,766	—	57,321,341
Sweden	365,621	28,832,743	—	29,198,364
Switzerland	12,622,587	78,429,555	—	91,052,142
United Kingdom	59,905,980	190,001,626	—	249,907,606
Preferred Stocks
Italy	—	18,905	—	18,905
Rights/Warrants
Belgium	8	—	—	8
Italy	5,645	—	—	5,645
United Kingdom	41,857	—	—	41,857
Temporary Cash Investments	—	2,846,000	—	2,846,000
Securities Lending Collateral	—	258,874,944	—	258,874,944

TOTAL	$297,196,795	$1,258,063,177	—	$1,555,259,972

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.4%)
AUSTRALIA — (5.1%)
ABB Grain, Ltd.	196,403	$1,462,759
*Acrux, Ltd.	1,500	1,507
*Adamus Resources, Ltd.	32,000	10,406
Adelaide Brighton, Ltd.	579,836	1,204,850
*Admiralty Resources NL	134,860	2,253
#AED Oil, Ltd.	237,059	153,387
Aevum, Ltd.	67,539	56,622
AGL Energy, Ltd.	50,325	625,545
*AJ Lucas Group, Ltd.	13,260	40,025
*Alchemia, Ltd.	48,783	15,250
#Alesco Corp., Ltd.	118,959	439,181
*Alkane Resources, Ltd.	190,707	44,704
*Alliance Resources, Ltd.	108,059	72,517
*Allied Gold, Ltd.	65,000	22,601
*Alumina, Ltd.	30,275	43,336
#*Alumina, Ltd. Sponsored ADR	193,600	1,111,264
*Amadeus Energy, Ltd.	56,725	15,639
Amalgamated Holdings, Ltd.	45,019	174,689
Amcor, Ltd.	367,533	1,514,932
Amcor, Ltd. Sponsored ADR	30,507	500,925
Ammtec, Ltd.	1,559	2,648
#AMP, Ltd.	189,932	889,039
*Andean Resources, Ltd.	41,922	68,189
Ansell, Ltd.	99,494	769,354
#APA Group	196,275	461,785
#APN News & Media, Ltd.	241,829	376,001
*Aquila Resources, Ltd.	39,559	200,180
ARB Corporation, Ltd.	20,413	69,164
#Aristocrat Leisure, Ltd.	98,200	352,660
*Arrow Energy, Ltd.	253,033	908,830
*Asciano Group	1,141,448	1,527,094
ASG Group, Ltd.	42,381	26,154
ASX, Ltd.	32,877	1,031,983
#*Atlas Iron, Ltd.	32,434	53,723
*Aurora Oil and Gas, Ltd.	111,113	10,877
Ausdrill, Ltd.	162,503	153,842
Ausenco, Ltd.	3,679	12,696
*Ausenco, Ltd. Private Placement Shares	491	1,692
Austal, Ltd.	93,467	219,709
*Austar United Communications, Ltd.	375,146	322,540
Austbrokers Holdings, Ltd.	25,021	92,901
Austereo Group, Ltd.	255,827	308,151
Australia & New Zealand Banking Group, Ltd.	642,628	9,926,549
#Australian Agricultural Co., Ltd.	187,805	204,885
Australian Infrastructure Fund	450,771	555,776
Australian Pharmaceutical Industries, Ltd.	128,885	63,030
Australian Worldwide Exploration, Ltd.	629,493	1,406,887
#Automotive Holdings Group, Ltd.	69,698	98,584
*Aviva Corp., Ltd.	1,944	186
AVJennings, Ltd.	74,872	19,979
#*Avoca Resources, Ltd.	85,387	124,636
AWB, Ltd.	461,544	507,473
AXA Asia Pacific Holdings, Ltd.	181,906	644,666
#*Babcock & Brown Infrastructure Group	407,599	25,741
Bank of Queensland, Ltd.	178,213	1,671,909
*Bannerman Resources, Ltd.	37,886	38,207
Beach Petroleum, Ltd.	1,343,676	956,158

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Becton Property Group	76,575	$7,974
Bendigo Bank, Ltd.	254,069	1,737,866
*Bendigo Mining, Ltd.	210,538	41,451
BHP Billiton, Ltd. Sponsored ADR	82,600	5,200,496
Billabong International, Ltd.	121,311	933,309
#*Biota Holdings, Ltd.	63,363	101,548
*Bisalloy Steel Group, Ltd.	42,493	6,371
Blackmores, Ltd.	1,456	19,201
BlueScope Steel, Ltd.	1,094,540	3,083,215
#*Boart Longyear Group	243,024	60,016
Boom Logistics, Ltd.	101,949	29,391
Boral, Ltd.	426,506	1,776,766
#Bradken, Ltd.	44,087	194,507
Brambles, Ltd.	68,512	342,783
*Breakaway Resporces, Ltd.	33,000	2,154
Breville Group, Ltd.	55,735	46,415
Brickworks, Ltd.	84,633	914,800
*Brockman Resources, Ltd.	20,974	20,801
BSA, Ltd.	41,919	5,595
*Buru Energy, Ltd.	47,646	6,961
Cabcharge Australia, Ltd.	80,355	345,269
Calliden Group, Ltd.	22,482	6,207
#Caltex Australia, Ltd.	163,480	1,781,858
#Campbell Brothers, Ltd.	22,314	429,525
*Capral Aluminium, Ltd.	23,549	1,868
#Cardno, Ltd.	62,649	202,365
#*Carnarvon Petroleum, Ltd.	39,022	22,125
*Carnegie Corp., Ltd.	68,359	13,095
Cash Converters International, Ltd.	110,924	43,961
*CBH Resources, Ltd. (6727905)	339,546	32,622
*CBH Resources, Ltd. (CH4215813)	35,697	—
Cellestis, Ltd.	15,436	46,482
#*Centamin Egypt, Ltd.	371,645	541,325
Centennial Coal Co., Ltd.	661,335	1,656,612
*Ceramic Fuel Cells, Ltd.	22,800	3,325
Challenger Financial Services Group, Ltd.	322,775	719,895
Charter Hall Group	2,361,779	916,108
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	86,653	43,064
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	143
*Citadel Resource Group, Ltd.	736,345	160,368
#*Citigold Corp., Ltd.	806,483	115,018
Clarius Group, Ltd.	22,640	13,854
*Clean Seas Tuna, Ltd.	84,291	45,653
*Clinuvel Pharmaceuticals, Ltd.	69,358	17,921
Clough, Ltd.	202,502	139,969
*CMI, Ltd.	21,191	8,893
*Coal of Africa, Ltd.	119,334	175,604
Coca-Cola Amatil, Ltd.	56,181	436,820
Cochlear, Ltd.	10,961	508,305
*Cockatoo Coal, Ltd.	144,418	49,500
Codan, Ltd.	4,156	2,467
*Coffey International, Ltd.	56,113	91,614
*Commander Communications, Ltd.	57,385	—
Commonwealth Bank of Australia	243,025	8,610,672
*Compass Resources, Ltd.	18,720	2,348
Computershare, Ltd.	98,154	805,207
#ConnectEast Group	1,155,139	375,837
*Conquest Mining, Ltd.	72,000	26,744
Consolidated Media Holdings, Ltd.	121,781	278,360
*Copperco, Ltd.	144,300	—
Corporate Express Australia, Ltd.	34,221	109,124

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Count Financial, Ltd.	35,349	$41,281
*Coventry Group, Ltd.	13,156	12,852
Crane Group, Ltd.	89,576	822,067
Credit Corp. Group, Ltd.	6,131	7,250
*Crescent Gold, Ltd.	260,052	29,386
Crown, Ltd.	230,180	1,435,493
*CSG, Ltd.	12,770	11,630
CSL, Ltd.	29,177	740,616
CSR, Ltd.	1,247,772	1,940,294
*CuDeco, Ltd.	69,447	159,566
*Customers, Ltd.	60,532	116,125
Data#3, Ltd.	3,162	16,417
David Jones, Ltd.	275,701	1,183,086
#*Deep Yellow, Ltd.	694,990	200,859
Devine, Ltd.	108,544	42,782
#Dominion Mining, Ltd.	24,619	85,233
Downer EDI, Ltd.	403,759	2,179,351
*Drillsearch Energy, Ltd.	703,382	18,913
DUET Group	373,273	511,479
DWS Advanced Business Solutions, Ltd.	50,739	44,364
*Eastern Star Gas, Ltd.	230,163	210,219
Elders, Ltd.	847,043	270,109
Emeco Holdings, Ltd.	390,410	178,914
Energy Developments, Ltd.	70,088	143,170
#*Energy World Corp., Ltd.	336,523	179,796
*Entertainment Media & Telecoms Corp., Ltd.	140,490	48,102
#Envestra, Ltd.	571,166	248,489
Envirozel, Ltd.	85,568	8,551
Euroz, Ltd.	20,356	18,753
#*Extract Resources, Ltd.	96,048	601,304
#Fairfax Media, Ltd.	1,822,200	2,238,062
Felix Resources, Ltd.	60,352	902,797
*First Australian Resources, Ltd.	265,458	29,886
#FKP Property Group	384,074	181,699
Fleetwood Corp., Ltd.	46,954	253,825
#FlexiGroup, Ltd.	249,780	245,076
#Flight Centre, Ltd.	50,380	407,962
*Flinders Mines, Ltd.	550,948	27,153
Forest Enterprises Australia, Ltd.	51,018	6,849
#*Fortescue Metals Group, Ltd.	134,648	474,194
Foster’s Group, Ltd.	352,948	1,585,886
*Fox Resources, Ltd.	64,224	8,816
*Funtastic, Ltd.	54,775	5,965
*Geodynamics, Ltd.	164,951	125,743
*Gindalbie Metals, Ltd.	173,796	127,012
*Giralia Resources NL	91,756	62,236
*Golden Gate Petroleum, Ltd.	34,478	1,385
*Golden West Resources, Ltd.	18,268	5,826
Goodman Fielder, Ltd.	1,477,879	1,710,853
*Graincorp, Ltd. Series A	37,252	232,870
#*Grange Resources, Ltd.	38,699	13,640
GRD, Ltd.	114,680	51,708
#*Great Southern, Ltd.	123,895	12,434
#GUD Holdings, Ltd.	28,900	196,314
Gunns, Ltd.	355,032	285,215
#GWA International, Ltd.	262,994	626,847
#Harvey Norman Holdings, Ltd.	370,896	1,014,660
*Hastie Group, Ltd.	280,459	356,602
#Healthscope, Ltd.	172,758	626,524
*Heron Resources, Ltd.	87,742	13,206
#*HFA Holdings, Ltd.	115,976	33,325

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Hills Industries, Ltd.	214,735	$309,126
*Horizon Oil, Ltd.	163,553	23,862
IDT Australia, Ltd.	8,350	11,612
iiNet, Ltd.	95,832	140,157
*Iluka Resources, Ltd.	365,783	963,259
#Imdex, Ltd.	74,061	41,706
*IMF Australia, Ltd.	12,076	14,530
*Incitec Pivot, Ltd.	905,010	2,089,044
Independence Group NL	86,954	386,074
*Indophil Resources NL	95,364	39,422
Industrea, Ltd.	437,627	120,755
#Infigen Energy	269,659	290,378
Infomedia, Ltd.	80,383	24,811
*Innamincka Petroleum, Ltd.	57,505	11,025
Insurance Australia Group, Ltd.	718,057	2,196,578
*Integra Mining, Ltd.	271,968	54,775
Integrated Research, Ltd.	1,564	516
#*Intrepid Mines, Ltd.	385,054	105,046
Invocare, Ltd.	34,293	163,021
#IOOF Holdings, Ltd.	256,228	1,016,072
Iress Market Technology, Ltd.	38,996	234,763
*iSOFT Group, Ltd.	410,968	262,328
#*Jabiru Metals, Ltd.	17,929	4,885
*James Hardie Industries NV	97,319	421,384
*James Hardie Industries NV Sponsored ADR	8,092	172,683
#JB Hi-Fi, Ltd.	40,600	574,253
*Kagara, Ltd.	127,178	115,091
*Karoon Gas Australia, Ltd.	45,547	428,950
*Kings Minerals NL	58,252	4,808
*Kingsgate Consolidated, Ltd.	67,197	391,618
*Lednium, Ltd.	21,998	1,472
Leighton Holdings, Ltd.	19,677	494,767
Lend Lease Corp., Ltd.	236,014	1,527,158
*Lend Lease Primelife, Ltd.	119,452	12,405
*Lihir Gold, Ltd.	857,591	2,012,020
*Linc Energy, Ltd.	126,576	164,086
Lion Nathan, Ltd.	66,805	652,937
*Lodestar Minerals, Ltd.	14,992	559
*Lynas Corp., Ltd.	244,716	90,880
MAC Services Group, Ltd.	17,900	21,186
#Macarthur Coal, Ltd. (6375003)	69,845	457,563
*Macarthur Coal, Ltd. (63750RR)	10,515	68,947
MacMahon Holdings, Ltd.	260,559	97,643
*Macmin Silver, Ltd.	217,092	7,989
Macquarie Airports	207,071	429,708
Macquarie Group, Ltd.	143,475	5,272,636
Macquarie Media Group, Ltd.	78,997	102,520
*Marion Energy, Ltd.	106,514	21,364
MaxiTRANS Industries, Ltd.	93,114	21,321
*McGuigan Simeon Wines, Ltd.	62,605	6,548
McMillan Shakespeare, Ltd.	18,846	47,133
McPherson’s, Ltd.	54,641	100,761
Melbourne IT, Ltd.	45,210	68,002
*MEO Australia, Ltd.	226,848	85,255
Mermaid Marine Australia, Ltd.	147,335	247,764
*Metals X, Ltd.	336,514	29,374
#Metcash, Ltd.	371,676	1,324,441
*Minara Resources, Ltd.	281,332	262,273
Mincor Resources NL	57,880	106,548
#*Mineral Deposits, Ltd.	530,881	310,314
Mineral Resources, Ltd.	14,295	49,639

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Mirabela Nickel, Ltd. (B01KDF4)	35,230	$82,675
*Mirabela Nickel, Ltd. (B3XX4B5)	5,239	12,225
Mitchell Communications Group, Ltd.	161,490	110,163
*Molopo Australia, Ltd.	62,480	54,786
#Monadelphous Group, Ltd.	23,173	224,829
Mortgage Choice, Ltd.	48,851	45,483
*Mosaic Oil NL	264,000	29,913
*Mount Gibson Iron, Ltd.	394,916	394,712
#*Murchison Metals, Ltd.	994,385	1,591,582
#National Australia Bank, Ltd.	468,016	9,498,858
Navitas, Ltd.	108,458	249,326
New Hope Corp., Ltd.	469,765	2,095,547
Newcrest Mining, Ltd.	79,258	1,999,247
#*Nexus Energy, Ltd.	254,606	74,506
*NIB Holdings, Ltd.	82,567	64,826
*Nido Petroleum, Ltd.	255,023	33,117
#Nomad Building Solutions, Ltd.	64,307	34,036
*Novogen, Ltd. Sponsored ADR	2,215	7,044
*Nufarm, Ltd.	114,904	1,038,195
#Oakton, Ltd.	46,008	102,846
Oil Search, Ltd.	343,677	1,623,752
OneSteel, Ltd.	1,845,980	4,607,158
#Orica, Ltd.	112,734	2,113,474
Origin Energy, Ltd.	147,569	1,787,140
*Otto Energy, Ltd.	168,000	8,934
Over Fifty Group, Ltd.	7,688	3,215
OZ Minerals, Ltd.	1,069,429	1,006,213
Pacific Brands, Ltd.	1,386,628	1,380,987
#*Paladin Energy, Ltd.	380,556	1,452,516
Pan Pacific Petroleum NL	127,252	52,638
*PanAust, Ltd.	558,898	192,748
Panoramic Resources, Ltd.	73,635	170,160
Paperlinx, Ltd.	745,156	314,488
Peet, Ltd.	58,043	81,946
*Perilya, Ltd.	40,912	14,506
#Perpetual Trustees Australia, Ltd.	13,562	378,897
*Perseus Mining, Ltd.	76,021	47,647
*Petsec Energy, Ltd.	48,701	11,005
*Pharmaxis, Ltd.	63,094	128,694
Photon Group, Ltd.	36,655	65,931
*PIPE Networks, Ltd.	10,713	38,459
#Platinum Asset Mangement, Ltd.	42,020	160,186
#*Platinum Australia, Ltd.	26,154	20,963
PMP, Ltd.	379,844	133,401
*Port Bouvard, Ltd.	77,271	20,754
*Poseidon Nickel, Ltd.	48,747	17,304
Premier Investments, Ltd.	39,201	198,724
Primary Health Care, Ltd.	202,126	940,409
Prime Media Group, Ltd.	69,802	34,746
#Programmed Maintenance Service, Ltd.	91,175	228,573
#Qantas Airways, Ltd.	518,085	1,000,157
#QBE Insurance Group, Ltd.	116,943	1,903,624
#Ramsay Health Care, Ltd.	46,303	405,206
RCR Tomlinson, Ltd.	56,644	26,065
*REA Group, Ltd.	6,400	28,925
Reckon, Ltd.	26,821	28,499
#Redflex Holdings, Ltd.	40,568	74,386
Reece Australia, Ltd.	6,130	102,512
Reject Shop, Ltd. (The)	8,292	92,810
*Resolute Mining, Ltd.	82,808	43,091
Reverse Corp., Ltd.	5,700	3,338

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Ridley Corp., Ltd.	191,521	$132,560
#Rio Tinto, Ltd.	73,987	3,730,260
*RiverCity Motorway Group	133,238	19,478
#*Riversdale Mining, Ltd.	205,928	1,136,602
*Roc Oil Co., Ltd.	623,095	384,849
#SAI Global, Ltd.	65,258	155,095
*Salinas Energy, Ltd.	202,300	16,035
#Salmat, Ltd.	57,137	178,765
#Santos, Ltd.	298,488	3,632,666
Sedgman, Ltd.	20,415	22,880
#Seek, Ltd.	69,070	245,383
Select Harvests, Ltd.	13,861	36,489
Servcorp, Ltd.	28,437	78,816
Service Stream, Ltd.	115,617	38,607
#Seven Network, Ltd.	192,011	1,021,129
Sigma Pharmaceuticals, Ltd.	1,069,693	1,154,909
*Silex System, Ltd.	36,244	209,130
#Sims Metal Management, Ltd.	85,972	2,010,366
#*Sino Gold Mining, Ltd.	289,906	1,287,828
*Sino Strategic International, Ltd.	9,056	3,938
#Skilled Group, Ltd.	7,132	9,432
*Slater & Gordon, Ltd.	6,004	8,848
SMS Management & Technology, Ltd.	19,013	69,535
Sonic Healthcare, Ltd.	145,191	1,416,129
SP Ausnet	435,802	283,532
SP Telemedia, Ltd.	347,620	152,204
Spark Infrastructure Group	399,951	356,768
Specialty Fashion Group, Ltd.	15,256	9,063
*Sphere Investments, Ltd. (6162272)	41,187	47,832
*Sphere Investments, Ltd. (B1X1CW2)	770	—
#Spotless Group, Ltd.	353,301	748,096
#*St. Barbara, Ltd.	312,252	51,130
*Straits Resources, Ltd.	69,392	135,004
*Strike Resources, Ltd.	46,251	22,390
Structural Systems, Ltd.	24,031	18,025
Stuart Petroleum, Ltd.	5,000	2,706
STW Communications Group, Ltd.	175,704	92,094
Suncorp-Metway, Ltd.	586,355	3,476,835
*Sundance Resources, Ltd.	490,142	73,770
Sunland Group, Ltd.	127,402	91,670
Super Cheap Auto Group, Ltd.	37,900	139,686
*Swick Mining Services, Ltd.	38,497	15,147
*Symex Holdings, Ltd.	21,158	9,739
TABCORP Holdings, Ltd.	408,323	2,464,058
Talent2 International, Ltd.	70,115	54,235
*Tamaya Resources, Ltd.	212,253	—
*Tap Oil, Ltd.	67,582	61,769
#Tassal Group, Ltd.	97,615	147,077
*Tatts Group, Ltd.	718,056	1,467,592
Technology One, Ltd.	52,236	37,526
Telstra Corp., Ltd.	28,140	82,984
Telstra Corp., Ltd. ADR	36,500	533,630
#Ten Network Holdings, Ltd.	285,906	304,680
*Terramin Australia, Ltd.	23,000	13,863
TFS Corp., Ltd.	105,246	98,943
Thakral Holdings Group	235,609	41,177
#Timbercorp, Ltd.	163,968	6,034
Toll Holdings, Ltd.	254,615	1,443,228
Tower Australia Group, Ltd.	283,198	586,329
#Transfield Services Infrastructure Fund	117,157	89,408
Transfield Services, Ltd.	71,060	165,793

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Transpacific Industries Group, Ltd.	127,747	$129,337
#Transurban Group	115,750	418,446
Troy Resources NL	24,261	30,524
Trust Co., Ltd.	9,358	41,383
*Unilife Medical Solutions, Ltd.	53,137	15,348
United Group, Ltd.	63,558	637,126
*United Minerals Corp. NL	13,517	10,179
UXC, Ltd.	120,375	70,367
#*Ventracor, Ltd.	129,038	8,957
*View Resources, Ltd.	143,288	15,579
Village Roadshow, Ltd.	39,124	34,557
#*Virgin Blue Holdings, Ltd.	1,527,217	380,708
*Virgin Blue Holdings, Ltd. Private Placement Shares	1,667,956	418,499
Vision Group Holdings, Ltd.	28,537	17,707
Washington H. Soul Pattinson & Co., Ltd.	174,948	1,603,719
Watpac, Ltd.	81,625	100,660
#Wattyl, Ltd.	50,015	32,366
WDS, Ltd.	36,150	54,976
Webjet, Ltd.	37,950	37,692
Webster, Ltd.	13,767	6,420
#*Wesfarmers, Ltd. (6948836)	281,151	6,056,210
Wesfarmers, Ltd. (B291502)	4,586	98,787
#West Australian Newspapers Holdings, Ltd.	38,737	194,666
#*Western Areas NL	36,191	184,386
Westpac Banking Corp.	133,828	2,410,013
Westpac Banking Corp. Sponsored ADR	38,600	3,512,600
#*White Energy Co., Ltd.	11,522	21,280
Whitehaven Coal, Ltd.	76,653	200,322
*Whitehaven Coal, Ltd. Private Placement Shares	13,177	34,384
WHK Group, Ltd.	138,538	109,793
Wide Bay Australia, Ltd.	17,665	119,203
#*Windimurra Vanadium, Ltd.	62,376	8,869
Woodside Petroleum, Ltd.	24,351	933,305
Woolworths, Ltd.	65,845	1,495,225
WorleyParsons, Ltd.	17,017	366,949
Wotif.com Holdings, Ltd.	29,133	110,313

TOTAL AUSTRALIA		201,939,481

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	3,115	236,205
Andritz AG	6,548	287,326
*A-TEC Industries AG	13,528	175,708
#*Austrian Airlines AG	46,752	287,198
#*BWIN Interactive Entertainment AG	5,610	229,988
BWT AG	2,227	45,729
Constantia Packaging AG	10,441	392,647
Erste Group Bank AG	91,499	3,189,625
#EVN AG	15,739	262,975
Flughafen Wien AG	4,989	193,210
*Frauenthal Holding AG	198	1,699
#*Intercell AG	6,952	254,994
*Kapsch TrafficCom AG	558	17,225
Lenzing AG	627	158,473
Mayr-Melnhof Karton AG	5,046	473,395
Oberbank AG	2,160	133,011
Oesterreichischen Elektrizitaetswirtschafts AG	4,885	237,996
#Oesterreichischen Post AG	21,857	670,279
OMV AG	55,504	2,202,397
Palfinger AG	2,328	39,414
Raiffeisen International Bank-Holding AG	43,802	1,955,271
#*RHI AG	9,032	191,361

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Rosenbauer International AG	1,136	$43,980
*S&T System Integration & Technology Distribution AG	653	7,799
Schoeller-Bleckmann Oilfield Equipment AG	2,096	74,734
#Strabag SE	39,798	969,266
Telekom Austria AG	62,009	946,591
Telekom Austria AG ADR	4,200	128,436
#Uniqa Versicherungen AG	35,238	673,735
#Vienna Insurance Group AG	29,097	1,345,127
#Voestalpine AG	96,025	2,663,725
*Warimpex Finanz und Beteiligungs AG	2,706	8,113
*Wienerberger AG	52,543	874,623
Wolford AG	994	11,375
*Zumtobel AG	27,628	297,252

TOTAL AUSTRIA		19,680,882

BELGIUM — (0.8%)
Ackermans & van Haaren NV	27,931	1,956,058
*Agfa Gevaert NV	156,174	482,841
#Anheuser-Busch InBev NV	49,828	1,976,823
*Arseus NV	2,670	29,010
Banque Nationale de Belgique	217	780,179
#*Barco NV	14,077	624,893
Bekaert SA	13,644	1,699,923
#Belgacom SA	19,073	683,266
#Colruyt SA	2,295	513,683
Compagnie d’Entreprises CFE	3,309	147,297
Compagnie Immobiliere de Belgique SA	1,592	45,359
Compagnie Maritime Belge SA	11,479	372,567
#*Deceuninck NV	4,534	13,154
#Delhaize Group	4,167	298,264
Delhaize Group Sponsored ADR	65,538	4,665,650
*Devgen	2,295	24,208
*Dexia SA	182,234	1,426,829
D’Ieteren SA NV	2,197	474,867
Duvel Moorgat SA	360	21,017
Econocom Group SA	4,469	47,038
Elia System Operator SA NV	6,865	258,402
#Euronav SA	14,686	290,766
EVS Broadcast Equipment SA	2,078	120,516
Exmar NV	5,767	84,629
*Hamon & CIE SA	435	14,114
Image Recognition Integrated Systems (I.R.I.S.)	843	59,979
*International Brachtherapy SA	500	2,692
Ion Beam Applications SA	4,701	43,494
Jensen-Group NV	2,121	16,369
*KBC Groep NV	69,132	1,471,768
Kinepolis Group NV	11,035	358,780
Lotus Bakeries SA	6	2,451
Melexis NV	4,772	34,847
Mobistar SA	8,610	548,446
*Nyrstar NV	50,088	437,543
Omega Pharma SA	11,563	364,046
#*Option NV	40,124	109,070
#*RealDolmen NV	1,244	29,114
Recticel SA	14,875	76,698
Rosier SA	38	15,088
*Roularta Media Group NV	12,286	246,380
SAPEC SA	208	23,251
Sioen Industries NV	4,626	25,094
*Sipef NV	5,390	247,212
Solvay SA	49,042	4,806,132

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*Spector Photo Group SA	12,000	$14,876
*Telenet Group Holding NV	19,890	456,352
Tessenderlo Chemie NV	25,790	905,899
*ThromboGenics NV	3,668	57,316
#UCB SA	91,631	3,028,429
#Umicore	60,106	1,569,373
Van De Velde NV	1,294	51,447
*VPK Packaging Group SA	1,132	29,997

TOTAL BELGIUM		32,083,496

CANADA — (7.6%)
*20-20 Technologies, Inc.	600	1,225
*Aastra Technologies, Ltd.	2,200	46,971
*Absolute Software Corp.	21,300	114,483
*Adanac Molybdenum Corp.	20,300	1,508
Addax Petroleum Corp.	70,300	3,344,511
Aecon Group, Inc.	56,400	528,267
*AEterna Zentaris, Inc.	6,800	17,675
AGF Management, Ltd. Class B	105,971	1,506,072
Agnico Eagle Mines, Ltd.	16,431	963,820
Agrium, Inc.	43,300	1,990,051
*Ainsworth Lumber Co., Ltd.	519	482
*Akela Pharma, Inc.	29	5
Akita Drilling, Ltd.	11,400	76,194
*Alamos Gold, Inc.	32,600	293,241
*AlarmForce Industries, Inc.	2,900	12,060
*Alexco Resource Corp.	9,700	20,350
*Alexis Minerals Corp.	31,000	12,374
*Alimentation Couche-Taro, Inc. Class B	69,300	1,094,905
*Altius Minerals Corp.	28,500	166,939
Amerigo Resources, Ltd.	45,100	20,933
*Anderson Energy, Ltd.	37,400	27,427
Andrew Peller, Ltd.	1,900	14,551
#*Angiotech Pharmaceuticals, Inc.	37,400	62,492
#*Antrim Energy, Inc.	51,600	33,530
#*Anvil Mining, Ltd.	35,100	68,424
*Aquiline Resources, Inc.	22,800	42,753
*Argosy Energy, Inc.	1,950	2,471
*Arsenal Energy, Inc.	23,500	6,108
Astral Media, Inc. Class A	32,094	874,411
*Atna Resource, Ltd.	5,200	3,331
*Atrium Innovations, Inc.	15,814	187,904
*ATS Automation Tooling System, Inc.	81,340	351,108
#*Augusta Resource Corp.	25,200	47,020
*Aurizon Mines, Ltd.	17,600	65,352
#*AXIA NetMedia Corp.	50,400	60,354
*Azure Dynamics Corp.	51,000	9,705
*B2Gold Corp.	26,267	17,800
*Baffinland Iron Mines Corp.	42,300	19,633
*Baja Mining Corp.	20,100	9,329
#*Ballard Power Systems, Inc.	162,070	300,896
#Bank of Montreal	202,373	10,148,238
#Bank of Nova Scotia	172,301	7,344,685
*Bankers Petroleum, Ltd.	40,733	113,814
Barrick Gold Corp.	132,617	4,631,285
BCE, Inc.	103,516	2,376,376
*Berens Energy, Ltd.	26,800	11,444
*BioMS Medical Corp.	21,900	7,217
*Bioniche Life Sciences, Inc.	3,000	1,365
*BioteQ Environmental Technologies, Inc.	4,900	2,047
#Biovail Corp.	131,310	1,749,175

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Birch Mountain Resources, Ltd.	1,200	$6
#*Birchcliff Energy, Ltd.	97,100	563,356
*Blackpearl Resources, Inc.	5,658	8,036
BMTC Group, Inc.	800	15,224
*BNK Petroleum, Inc.	10,779	7,404
Bombardier, Inc. Class B	136,200	482,974
*Boralex, Inc. Class A	22,300	191,483
*Breaker Energy, Ltd.	35,900	138,301
#*Breakwater Resources, Ltd.	141,200	38,012
CAE, Inc.	168,015	1,115,161
*Caledonia Mining Corp.	83,000	5,008
Calfrac Well Services, Ltd.	28,700	298,389
Calian Technologies, Ltd.	1,000	15,864
*Calvalley Petroleum, Inc.	74,400	138,129
Cameco Corp.	34,500	947,969
Canaccord Capital, Inc.	60,500	474,003
Canada Bread Co., Ltd.	7,900	313,140
*Canadian Gold Hunter Corp.	21,259	7,894
#*Canadian Hydro Developers, Inc.	146,300	683,118
Canadian Imperial Bank of Commerce	114,980	7,077,581
Canadian National Railway Co.	54,400	2,645,640
Canadian National Resources, Ltd.	102,900	6,185,940
Canadian Pacific Railway, Ltd.	60,915	2,708,590
#*Canadian Royalties, Inc.	50,400	21,989
Canadian Tire Corp. Class A	63,210	3,173,262
Canadian Utilities, Ltd. Class A	52,800	1,793,901
Canadian Western Bank	42,800	722,703
*Canadian Zinc Corp.	74,236	18,606
Canam Group, Inc. Class A	44,200	290,906
*Candax Energy, Inc.	53,500	5,463
*Candente Resource Corp.	9,800	4,822
*Canfor Corp.	84,200	430,673
#*Cangene Corp.	35,800	127,614
*CanWest Global Communications Corp.	36,200	5,377
*Capstone Mining Corp.	36,600	102,606
*Cardero Resource Corp.	18,400	18,618
*Cardiome Pharma Corp.	12,700	52,934
*Carpathian Gold, Inc.	17,400	4,684
Cascades, Inc.	76,565	376,695
*Caspian Energy, Inc.	5,500	408
*Catalyst Paper Corp.	422,598	70,613
CCL Industries, Inc. Class B	30,800	659,888
*CE Franklin, Ltd.	13,700	72,744
*Celestica, Inc.	228,200	1,821,787
*Celtic Exploration, Ltd.	31,250	435,716
*Ceramic Protection Corp.	200	82
*CGI Group, Inc.	203,200	2,065,482
*Chariot Resouces, Ltd.	63,000	14,621
*Churchill Corp. (The)	7,500	72,058
#CI Financial Corp.	26,600	521,012
*Cinch Energy Corp.	19,600	11,099
*Clairvest Group, Inc.	1,100	12,264
Clarke, Inc.	13,900	39,355
#*Claude Resources, Inc.	32,600	21,789
#*Coalcorp Mining, Inc.	62,457	11,886
#*Coastal Contacts, Inc.	16,400	15,224
Cogeco Cable, Inc.	14,500	385,635
*COM DEV International, Ltd.	30,400	87,200
#*Comaplex Minerals Corp.	17,100	66,670
#*Compton Petroleum Corp.	51,200	56,084
*Connacher Oil & Gas, Ltd.	188,200	157,234

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Constellation Software, Inc.	800	$24,507
*CoolBrands International, Inc.	500	376
Corby Distilleries, Ltd.	8,000	110,504
#*Corridor Resources, Inc.	89,500	262,539
Corus Entertainment, Inc. Class B	117,100	1,603,365
*Cott Corp.	61,900	343,618
#*Crescent Point Energy Corp.	25,800	838,245
*Crew Energy, Inc.	73,108	358,329
*Crew Gold Corp.	750	480
#*Crystallex International Corp.	43,500	11,307
Dalsa Corp.	11,700	73,855
*Delphi Energy Corp.	67,600	64,635
#*Denison Mines Corp.	105,220	180,698
*Descartes Systems Group, Ltd. (The)	35,300	145,165
*Detour Gold Corp.	6,993	64,201
*DiagnoCure, Inc.	20,200	14,626
*Discovery Air, Inc. Class A	22,800	4,656
*Divestco, Inc.	10,300	5,928
Dorel Industries, Inc. Class B	24,100	559,294
*Dundee Precious Metals, Inc.	32,400	61,657
DundeeWealth, Inc.	27,900	244,489
*Eastern Platinum, Ltd.	336,500	187,422
*Eastmain Resources, Inc.	27,600	29,464
easyhome, Ltd.	500	4,177
EGI Financial Holdings, Inc.	900	7,260
*Eldorado Gold Corp.	67,400	677,598
*Ember Resources, Inc.	59	32
Emera, Inc.	8,200	157,948
Empire Co., Ltd. Class A	21,300	817,003
#Enbridge, Inc.	70,596	2,732,093
EnCana Corp.	169,117	9,070,857
#*Endeavour Silver Corp.	20,100	38,064
Enghouse Systems, Ltd.	6,700	40,800
Ensign Energy Services, Inc.	106,200	1,610,868
#*Entree Gold, Inc.	3,700	4,671
#*Equinox Minerals, Ltd.	302,377	766,293
Equitable Group, Inc.	10,055	171,278
#*Erdene Resource Development Corp.	25,600	4,990
*Etruscan Resources, Inc.	15,100	3,294
*Euro Goldfields, Ltd.	148,900	449,223
Evertz Technologies, Ltd.	11,200	163,334
Exco Technologies, Ltd.	7,600	10,230
*Exfo Electro-Optical Engineering, Inc.	15,876	49,813
*Fairborne Energy, Ltd.	70,476	233,557
Fairfax Financial Holdings, Inc.	12,500	3,805,987
*Far West Mining, Ltd.	10,800	20,552
*Farallon Mining, Ltd.	210,000	59,457
Finning International, Inc.	132,200	2,042,059
*First Nickel, Inc.	100	12
First Quantum Minerals, Ltd.	43,713	2,911,495
*Firstservice Corp.	8,400	129,051
*Flint Energy Services, Ltd.	37,800	363,877
*FNX Mining Co., Inc.	41,966	338,143
#*Formation Capital Corp.	53,900	15,761
*Forsys Metals Corp.	22,300	98,122
#Fortis, Inc.	48,200	1,139,171
*Fortune Minerals, Ltd.	15,400	8,291
Forzani Group, Ltd. Class A	37,500	502,321
Franco-Nevada Corp.	48,400	1,208,596
*Fraser Papers, Inc.	6,400	386
*Fronteer Development Group, Inc.	84,375	320,347

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Galleon Energy, Inc. Class A	53,500	$214,050
*GBS Gold International, Inc.	42,400	—
Gennum Corp.	29,100	107,242
George Weston, Ltd.	21,500	1,171,747
Gerdau Ameristeel Corp.	104,100	721,863
#*Gildan Activewear, Inc.	54,600	910,296
*Glacier Media, Inc.	22,700	36,455
Glentel, Inc.	3,800	43,917
*Globestar Mining Corp.	35,100	34,212
Gluskin Shef & Associates, Inc.	1,200	19,494
*GLV, Inc.	4,500	31,372
Goldcorp, Inc.	190,221	7,227,427
#*Golden Star Resources, Ltd.	261,200	642,543
#*Grande Cache Coal Corp.	62,000	164,604
#*Great Basin Gold, Ltd.	238,300	347,302
*Great Canadian Gaming Corp.	76,200	422,292
*Great Plains Exploration, Inc.	3,500	650
Great West Lifeco, Inc.	55,900	1,343,987
#*Greystar Resources, Ltd.	6,700	26,495
Groupe Aeroplan, Inc.	161,900	1,474,346
*Guyana Goldfields, Inc.	21,800	77,507
*Hanfeng Evergreen, Inc.	25,900	145,699
Harry Winston Diamond Corp.	74,100	432,666
*Helix BioPharma Corp.	900	1,788
#*Hemisphere GPS, Inc.	46,880	46,129
*Heroux-Devtek, Inc.	27,600	113,500
*High River Gold Mines, Ltd.	167,900	46,758
*Highpine Oil & Gas, Ltd.	61,400	245,657
*Hillsborough Resources, Ltd.	15,100	6,238
Home Capital Group, Inc.	19,200	607,770
*HudBay Minerals, Inc.	169,409	1,254,940
Husky Energy, Inc.	11,800	347,236
*Hydrogenics Corp.	17,500	8,610
IAMGOLD Corp.	357,182	3,786,510
IGM Financial, Inc.	28,900	1,206,972
*Imax Corp.	18,100	163,820
#*Imperial Metals Corp.	28,700	108,166
Imperial Oil, Ltd.	15,803	633,000
Indigo Books & Music, Inc.	3,600	40,169
Industrial Alliance Insurance & Financial Services, Inc.	65,900	1,810,759
Inmet Mining Corp.	51,894	2,175,477
*Insignia Energy, Ltd.	4,148	9,511
Intact Financial Corp.	52,000	1,706,865
*Inter-Citic Minerals, Inc.	9,600	5,614
*Intermap Technologies, Ltd.	19,600	34,024
*International Forest Products, Ltd. Series A	23,700	62,481
International Royalty Corp.	77,100	266,960
*Intertape Polymer Group, Inc.	36,100	43,229
*Intrinsyc Software International, Inc.	66,000	6,739
#*Iteration Energy, Ltd.	98,458	101,451
*Ivanhoe Energy, Inc.	102,500	137,016
#*Ivanhoe Mines, Ltd.	87,700	708,276
*Ivernia, Inc.	57,500	12,277
Jean Coutu Group (PJC), Inc. Class A (The)	95,600	888,332
#*Jinshan Gold Mines, Inc.	28,700	35,967
*KAB Distribution, Inc.	38,100	22,635
*Kimber Resources, Inc.	15,200	8,184
#Kingsway Financial Services, Inc.	67,900	220,608
Kinross Gold Corp.	156,129	3,079,825
#*Kirkland Lake Gold, Inc.	11,500	94,156
*Labopharm, Inc.	20,600	41,114

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Lake Shore Gold Corp.	161,100	$484,534
#*Laramide Resources, Ltd.	25,500	30,773
Laurentian Bank of Canada	28,640	950,457
Le Chateau, Inc.	9,300	104,029
Leon’s Furniture, Ltd.	24,200	222,624
Linamar Corp.	55,500	586,814
Loblaw Companies, Ltd.	36,600	1,161,959
*Logibec Group Informatique, Ltd.	900	15,038
*Lundin Mining Corp.	176,959	545,374
*MacDonald Dettweiler & Associates, Ltd.	24,500	708,447
*Mad Catz Interactive, Inc.	10,100	2,531
*Magellan Aerospace Corp.	9,680	15,276
Magna International, Inc. Class A	86,087	4,355,295
*Mahalo Energy, Ltd.	18,300	340
Major Drilling Group International, Inc.	26,300	605,712
#Manitoba Telecom Services, Inc.	13,700	440,028
#Manulife Financial Corp.	383,973	9,324,422
Maple Leaf Foods, Inc.	64,800	550,401
*March Networks Corp.	5,000	17,080
Marsulex, Inc.	1,200	11,028
*Martinrea International, Inc.	45,800	255,094
#Matrikon, Inc.	7,200	12,766
*MAXIM Power Corp.	24,537	59,449
*MDC Partners, Inc. Class A	11,300	78,673
*MDN, Inc.	24,200	14,153
*MDS, Inc.	76,126	488,309
*Mediagrif Interactive Technologies, Inc.	1,100	4,294
#*MEGA Brands, Inc.	11,200	5,926
#*Mega Uranium, Ltd.	167,100	209,408
Methanex Corp.	106,400	1,772,922
Metro, Inc. Class A	56,500	1,770,132
*MGM Energy Corp.	248	30
*Midnight Oil Exploration, Ltd.	4,200	3,977
#*Migao Corp.	20,700	147,768
*Minco Silver Corp.	6,700	10,822
*Miranda Technologies, Inc.	17,400	77,046
Mosaid Technologies, Inc.	8,200	123,618
National Bank of Canada	95,243	5,137,685
*Neo Material Technologies, Inc.	77,100	193,242
Nexen, Inc.	156,568	3,245,452
Niko Resources, Ltd.	13,900	979,355
#Norbord, Inc.	89,300	87,041
#*North American Palladium, Ltd.	49,800	156,716
*Northgate Minerals Corp.	282,900	669,663
*Northstar Aerospace, Inc.	4,400	3,839
*Nuvista Energy, Ltd.	79,713	729,608
*Olympus Pacific Minerals, Inc.	13,600	3,598
*Oncolytics Biotech, Inc.	15,300	27,838
#Onex Corp.	80,068	1,572,001
*Open Range Energy Corp.	9,100	13,600
#*Open Text Corp.	50,300	1,906,474
*OPTI Canada, Inc.	103,221	150,436
*Orvana Minerals Corp.	35,300	24,904
*Osisko Mining Corp.	54,400	344,908
*Pacific Rubiales Energy Corp.	23,274	248,890
*Paladin Labs, Inc.	4,600	82,841
*Pan Amer Silver Corp.	66,000	1,290,285
*Paramount Energy Trust	3,769	14,555
*Paramount Resources, Ltd. Class A	36,600	244,283
*Parkbridge Lifestyles Communities, Inc.	11,300	41,119
Pason Systems, Inc.	21,919	191,060

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Petaquilla Minerals, Ltd.	18,400	$11,786
*Petro Andina Resources, Inc.	5,200	42,720
#*Petrobank Energy & Resources, Ltd.	23,149	704,409
Petro-Canada	193,730	8,000,973
*Petrolifera Petroleum, Ltd.	18,900	23,510
*Platinum Group Metals, Ltd.	1,800	1,955
*Plutonic Power Corp.	12,600	38,598
*Points International, Ltd.	64,200	30,990
*Polaris Miner Corp.	6,700	11,195
#*PolyMet Mining Corp.	16,300	26,782
Potash Corp. of Saskatchewan, Inc.	12,800	1,192,488
#Power Corp. of Canada, Ltd.	152,000	4,266,865
Power Financial Corp.	108,300	3,141,680
Progress Energy Resources Corp.	67,300	590,378
*ProMetic Life Sciences, Inc.	41,000	4,567
*ProspEx Resouces, Ltd.	19,132	10,301
Pulse Seismic, Inc.	59,500	57,995
*Pure Energy Services, Ltd.	9,000	13,785
*QLT, Inc.	89,400	309,549
*Quadra Mining, Ltd.	37,800	370,543
Quebecor, Inc. Class B	49,100	865,546
*Queenston Mining, Inc.	6,500	32,040
#Quest Capital Corp.	121,236	118,169
#*Questerre Energy Corp.	29,300	38,894
#*Red Back Mining, Inc.	39,500	367,041
Reitmans Canada, Ltd.	31,100	411,395
Rentcash, Inc.	7,253	60,596
*Research In Motion, Ltd.	23,400	1,777,292
*Resin Systems, Inc.	34,800	13,729
#*Resverlogix Corp.	8,600	22,593
Richelieu Hardware, Ltd.	11,700	213,310
*Richmont Mines, Inc.	14,300	43,540
#Ritchie Brothers Auctioneers, Inc.	12,400	296,978
*Rock Energy, Inc.	8,800	16,338
#Rogers Communications, Inc. Class B	22,200	616,798
*RONA, Inc.	99,400	1,266,894
#Royal Bank of Canada	162,793	7,749,385
*Royal Laser Corp.	16,500	3,216
#*Rubicon Minerals Corp.	56,800	161,871
Russel Metals, Inc.	95,020	1,473,042
Samuel Manu-Tech, Inc.	5,100	16,570
*Sandvine Corp.	46,600	51,045
#Saputo, Inc.	29,700	649,003
#Savanna Energy Services Corp.	64,200	337,314
Sceptre Invesment Counsel, Ltd.	900	4,336
*Scorpio Mining Corp.	32,467	13,261
#*SEMAFO, Inc.	133,000	281,495
#Shaw Communictions, Inc. Class B	28,100	493,266
ShawCor, Ltd.	35,700	677,712
Sherritt International Corp.	206,600	1,175,640
Shoppers Drug Mart Corp.	22,000	919,211
*Shore Gold, Inc.	110,727	56,533
*Sierra Wireless, Inc.	33,000	237,716
#*Silver Standard Resources, Inc.	31,300	618,300
*Silver Wheaton Corp.	161,400	1,487,772
Silvercorp Metals, Inc.	28,300	103,769
*Sino-Forest Corp.	130,400	1,779,420
SNC-Lavalin Group, Inc.	15,900	670,981
Softchoice Corp.	5,700	22,911
*St. Andrew Goldfields, Ltd.	53,000	22,140
*Stantec, Inc.	32,900	827,043

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Starfield Resources, Inc.	45,300	$6,728
Stella-Jones, Inc.	2,800	62,251
*Storm Cat Energy Corp.	500	19
#*Storm Exploration, Inc.	9,300	102,302
*Stornoway Diamond Corp.	64,920	6,930
Sun Life Financial, Inc.	245,700	8,397,934
Suncor Energy, Inc.	154,443	4,994,935
#*SunOpta, Inc.	69,500	154,839
*Sun-Rype Products, Ltd.	100	817
*SXC Health Solutions Corp.	9,600	287,577
*Tahera Diamond Corp.	15,580	72
Talisman Energy, Inc.	446,500	6,901,114
#*Tanzanian Royalty Exploration Corp.	13,400	41,795
*Taseko Mines, Ltd.	55,600	114,064
*Technicoil Corp.	33,900	11,643
*Teck Resources, Ltd. Class B	337,587	8,884,281
Telus Corp.	16,961	489,661
#*Theratechnologies, Inc.	35,600	74,356
#*Thompson Creek Metals Company, Inc.	52,500	766,117
#Thomson Reuters Corp.	60,558	1,955,732
Tim Hortons, Inc.	31,600	853,911
#*Timminco, Ltd.	23,700	23,100
*TLC Vision Corp.	21,900	4,371
TMX Group, Inc.	17,400	559,675
#Toromont Industries, Ltd.	33,000	660,153
#Toronto Dominion Bank	208,260	12,200,778
#Torstar Corp. Class B	63,200	310,940
Transalta Corp.	124,538	2,480,933
Transat A.T., Inc. Class A	500	5,008
Transat A.T., Inc. Class B	2,900	29,882
TransCanada Corp.	117,264	3,335,316
Transcontinental, Inc. Class A	43,916	342,848
*Transglobe Energy Corp.	51,700	163,175
*Transition Therapeutics, Inc.	5,111	24,529
#*Treasury Metals, Inc.	1,262	176
Trican Well Service, Ltd.	57,600	513,307
#Trinidad Drilling, Ltd.	98,800	455,824
*TriStar Oil and Gas, Ltd.	152,481	1,622,123
*TSO3, Inc.	8,200	3,425
*Turnkey E&P, Inc.	300	6
TVA Group, Inc. Class B	4,447	42,726
#*UEX Corp.	23,700	27,281
Uni-Select, Inc.	11,200	266,679
#*Uranium One, Inc.	306,980	820,703
*Ur-Energy, Inc.	83,500	77,512
*Vecima Network, Inc.	2,200	11,008
*Vector Aerospace Corp.	12,300	75,929
*Verenex Energy, Inc.	14,700	83,103
*Vero Energy, Inc.	33,200	90,300
*Virginia Mines, Inc.	6,950	27,935
*Viterra, Inc.	188,400	1,586,250
*Vitran Corp., Inc.	2,400	24,507
#*Webtech Wireless, Inc.	15,500	21,583
*Wescast Industries, Inc.	1,500	3,230
#Wesdome Gold Mines, Ltd.	60,300	96,278
*West 49, Inc.	4,500	1,337
*West Energy, Ltd.	71,000	138,408
West Fraser Timber Co., Ltd.	22,800	561,931
#*West Timmins Mining, Inc.	48,700	105,786
*Westaim Corp.	100	32
*Western Canadian Coal Corp.	37,200	95,655

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Western Financial Group, Inc.	36,865	$66,047
*Westjet Airlines, Ltd.	6,100	58,608
*Westport Innovations, Inc.	7,228	65,084
Wi-LAN, Inc.	74,100	152,018
Winpak, Ltd.	26,260	189,165
*Wireless Matrix Corp.	14,600	14,366
*Xceed Mortgage Corp.	7,500	8,842
*Xtreme Coil Drilling Corp.	13,800	56,750
Yamana Gold, Inc.	386,016	3,680,097
*YM Biosciences, Ltd.	15,400	10,007
*Zarlink Semiconductor, Inc.	40,900	28,855
ZCL Composite, Inc.	9,400	34,904

TOTAL CANADA		300,201,216

DENMARK — (0.8%)
#A P Moller - Maersk A.S.	295	1,836,970
*Aarhus Lokalbank A.S.	809	8,629
#*Affitech A.S.	10,000	1,337
#*Aktieselskabet Roskilde Bank A.S.	4,500	301
*Aktieselskabet Skjern Bank A.S.	210	6,429
#Alk-Abello A.S.	4,553	349,347
*Alm. Brand A.S.	8,430	162,250
#*Amagerbanken A.S.	8,427	86,437
Ambu A.S.	2,123	39,356
Auriga Industries A.S. Series B	10,755	207,918
Bang & Olufsen Holdings A.S.	23,457	196,424
*Bavarian Nordic A.S.	5,889	262,047
BoConcept Holding A.S.	450	6,432
*Bonusbanken A.S.	6,000	577
*Brodrene Hartmann A.S. Series B	2,300	31,841
*Brondbyernes IF Fodbold A.S. Series B	3,120	20,193
*Capinordic A.S.	24,798	11,830
Carlsberg A.S. Series B	32,875	2,281,936
#Coloplast A.S.	3,250	237,724
D/S Norden A.S.	16,995	606,556
*Dalhoff, Larson & Horneman A.S. Series B	9,916	43,718
Danisco A.S.	37,765	1,846,753
*Danske Bank A.S.	124,237	2,577,793
*Dantherm Holding A.S.	1,600	8,261
*DFDS A.S.	1,570	75,112
*DiBa Bank A.S.	10,296	143,970
*Djursland Bank A.S.	1,040	32,886
#*DSV A.S.	103,658	1,428,050
East Asiatic Co., Ltd. A.S.	15,063	553,947
*Fionia Holding A.S.	53,180	325,714
#*FLSmidth & Co. A.S.	35,669	1,547,499
Fluegger A.S. Series B	350	17,051
*Genmab A.S.	11,244	449,854
*GN Store Nord A.S.	150,582	724,206
#*Greentech Energy Systems A.S.	23,740	120,558
*Gronlandsbanken	290	21,354
*H&H International A.S. Series B	360	20,617
H. Lundbeck A.S.	19,503	378,634
Harboes Bryggeri A.S.	2,250	51,463
IC Companys A.S.	4,735	92,386
Jeudan A.S.	1,343	110,364
*Jyske Bank A.S.	35,641	1,313,522
*Lastas A.S. Series B	1,600	14,054
*Maconomy Corp. A.S.	10,500	12,544
*Mols-Linien A.S.	2,000	23,878
#*NeuroSearch A.S.	4,479	98,706

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#*NKT Holding A.S.	17,871	$681,532
*Nordjyske Bank A.S.	3,195	74,628
*Norresundby Bank A.S.	880	25,987
Novo-Nordisk A.S. Series B	2,000	117,030
Novo-Nordisk A.S. Sponsored ADR	22,700	1,325,453
Novozymes A.S. Series B	4,419	397,116
*Ostjydsk Bank A.S.	285	17,541
*Parken Sport & Entertainment A.S.	724	76,222
Per Aarsleff A.S. Series B	1,199	138,628
*Ringkjoebing Landbobank A.S.	2,762	272,796
Rockwool International A.S.	5,729	447,134
*Royal Unibrew A.S.	2,135	39,724
*RTX Telecom A.S.	1,400	2,133
*Sanistal A.S. Series B	400	6,609
Satair A.S.	1,556	40,754
Schouw & Co. A.S.	9,976	172,979
SimCorp A.S.	1,323	227,377
*Sjaelso Gruppen A.S.	10,558	45,581
Solar Holdings A.S. Series B	2,614	105,100
*Sondagsavisen A.S.	3,000	14,166
*Spar Nord Bank A.S.	28,937	308,814
*Sparbank	1,926	38,611
*Sparekassen Faaborg A.S.	271	42,729
*Sydbank A.S.	48,049	1,210,593
Thrane & Thrane A.S.	2,188	63,965
Tivoli A.S.	90	57,132
*TK Development A.S.	30,202	143,733
*Topdanmark A.S.	7,535	1,028,590
*TopoTarget A.S.	13,800	6,643
Torm A.S.	17,646	178,976
#Torm A.S. ADR	23,082	241,207
Trygvesta A.S.	12,050	811,534
#*Vestas Wind Systems A.S.	33,103	2,330,047
*Vestjysk Bank A.S.	23,022	411,148
*William Demant Holding A.S.	3,287	194,849

TOTAL DENMARK		29,684,489

FINLAND — (1.3%)
#Ahlstrom Oyj	15,827	188,344
#*Aldata Solutions Oyj	22,500	14,440
Alma Media Oyj	12,730	99,089
#Amer Sports Oyj Series A	81,174	783,746
Aspo Oyj	7,309	62,573
Atria P.L.C.	18,777	288,423
Bank of Aland P.L.C.	1,000	31,928
BasWare Oyj	4,070	59,448
*Biotie Therapies Corp.	16,215	8,309
#Cargotec Oyj Series B	20,326	381,319
Componenta Oyj	4,400	26,551
Comptel P.L.C.	51,194	49,664
Cramo Oyj	9,053	102,030
Digia P.L.C.	5,039	17,732
Efore Oyj	7,109	8,112
*Elcoteq SE	14,272	18,325
#*Elektrobit Corp.	432,696	364,602
#Elisa Oyj	76,185	1,398,560
Etteplan Oyj	7,802	32,610
*Finnair Oyj	67,697	405,448
*Finnlines Oyj	17,325	166,960
Fiskars Oyj Abp Series A	25,877	323,217
Fortum Oyj	93,417	2,165,185

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
F-Secure Oyj	10,500	$38,925
Glaston Oyj Abp	9,400	14,610
HKScan Oyj Series A	20,812	262,245
Huhtamaki Oyj	92,888	1,050,220
Ilkka-Yhtyma Oyj	19,008	195,063
KCI Konecranes Oyj	19,799	540,371
Kemira Oyj	73,405	941,415
Kesko Oyj	53,843	1,420,969
Kone Oyj Series B	35,243	1,199,983
Laennen Tehtaat Oyj	1,800	31,557
Lassila & Tikanoja Oyj	15,665	334,895
Lemminkainen Oyj	34,746	1,145,384
#*Metso Corp. Oyj	82,406	1,738,596
Metso Corp. Oyj Sponsored ADR	10,246	219,264
*M-Real Oyj Series B	222,705	184,133
#Neste Oil Oyj	104,620	1,480,808
Nokia Oyj	16,825	226,236
Nokia Oyj Sponsored ADR	159,500	2,127,730
#Nokian Renkaat Oyj	53,099	1,124,512
Okmetic Oyj	6,300	25,969
Olvi Oyj Series A	3,350	83,250
Oriola-KD Oyj Class A	1,000	4,660
Oriola-KD Oyj Class B	70,021	327,205
Orion Oyj Series A	13,037	231,841
Orion Oyj Series B	35,639	625,061
Outokumpu Oyj Series A	95,356	1,870,842
Outotec Oyj	9,064	215,013
PKC Group Oyj	17,329	100,835
#Pohjola Bank P.L.C.	153,856	1,594,953
*Ponsse Oyj	56,952	364,104
#Poyry Oyj	10,794	153,697
Raisio P.L.C.	154,444	458,338
#*Ramirent Oyj	89,332	720,076
Rapala VMC Oyj	14,912	87,121
Rautaruukki Oyj Series K	65,187	1,411,009
#Ruukki Group Oyj	187,282	456,664
Sampo Oyj	189,375	3,945,129
#Sanoma Oyj	58,265	1,001,333
Scanfil Oyj	17,754	51,168
Stockmann Oyj Abp Series A	8,998	195,929
#Stockmann Oyj Abp Series B	14,860	316,232
*Stora Enso Oyj Series R	509,615	3,239,103
*Stora Enso Oyj Sponsored ADR	109,100	690,603
Talentum Oyj	3,423	8,262
Tecnomen Lifetree Oyj	215,467	319,514
Teleste Oyj	3,831	19,710
Tieto Oyj	55,551	951,951
*Tiimari P.L.C.	4,700	8,930
Trainers’ House P.L.C.	23,700	19,953
Turkistuottajat Oyj	1,600	18,250
#UPM-Kymmene Oyj	533,286	5,586,891
UPM-Kymmene Oyj Sponsored ADR	78,154	819,054
Uponor Oyj Series A	42,609	581,736
Vacon Oyj	2,122	81,669
Vaisala Oyj Series A	4,589	164,427
#Wartsila Corp. Oyj Series B	45,706	1,636,847
#YIT Oyj	65,662	862,649

TOTAL FINLAND		50,523,509

FRANCE — (6.5%)
#Accor SA	19,546	834,681

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Aeroports de Paris	10,794	$871,008
#Air France-KLM	118,390	1,488,599
Air Liquide SA	21,045	2,198,482
#*Alcatel-Lucent SA	111,418	308,638
*Alcatel-Lucent SA Sponsored ADR	1,619,776	4,470,582
Alstom SA	18,207	1,250,236
#*ALTEN	6,975	135,258
*Altran Technologies SA	91,007	268,230
April Group SA	5,587	216,275
*Archos SA	364	1,765
Arkema	36,067	1,035,424
Assystem	12,164	109,420
#*Atari SA	13,141	86,277
*Atos Origin SA	52,648	2,400,861
Aubay	3,818	17,706
Audika SA	1,077	28,919
*Avanquest Software	1,259	4,958
Avenir Telecom	14,156	12,124
AXA SA	3,554	75,019
AXA SA Sponsored ADR	442,470	9,353,816
#Beneteau SA	18,392	253,200
bioMerieux SA	3,881	377,286
BNP Paribas SA	240,270	17,446,264
Boiron SA	3,720	128,630
Bonduelle SCA	2,952	249,870
*Bongrain SA	7,954	479,782
#Bourbon SA	55,420	2,329,318
Bouygues SA	76,680	3,257,709
#*Bull SA	33,785	123,930
Bureau Veritas SA	7,741	366,573
Canal Plus SA	10,302	70,651
#Capgemini SA	113,147	5,229,526
Carbone Lorraine SA	18,645	545,670
Carrefour SA	52,357	2,454,968
Casino Guichard Perrachon SA	32,576	2,238,228
#*Cegedim SA	962	72,999
CEGID Group	13,968	317,704
Christian Dior SA	19,425	1,684,775
#Cie Generale D’Optique Essilor Intenational SA	20,406	1,131,054
Ciments Francais SA	7,304	713,011
*Club Mediterranee SA	9,596	139,887
CNP Assurances SA	17,922	1,634,562
#Compagnie de Saint-Gobain	158,787	6,421,997
*Compagnie Generale de Geophysique-Veritas SA	29,777	603,998
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	91,282	1,855,763
Compagnie Generale des Establissements Michelin Series B	82,860	5,981,527
Credit Agricole SA	265,982	3,788,339
*CS Communication & Systemes	2,624	32,518
Damartex SA	174	2,969
DANONE SA	15,069	806,713
Dassault Systemes SA	7,772	388,842
#Dassault Systemes SA ADR	5,637	283,767
Delachaux SA	5,583	361,705
Derichebourg	25,343	74,371
EDF Energies Nouvelles SA	10,871	544,006
#Eiffage SA	24,119	1,606,736
#Electricite de France	13,190	653,228
Electricite de Strasbourg	606	86,121
Entrepose Contracting	189	14,304
#Eramet SA	2,073	582,491
Esso S.A.F.	3,830	449,446

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Establissements Maurel et Prom	163,084	$2,825,044
*Etam Developpement SA	26,635	524,588
Euler Hermes SA	22,049	1,301,459
*Euro Disney SCA (4320878)	60	10
*Euro Disney SCA (B29QD14)	13,110	62,023
#European Aeronautic Defence & Space Co.	158,265	3,019,590
Eutelsat Communications	17,690	493,450
Exel Industries SA	1,907	68,048
*Faiveley SA	839	70,547
*Faurecia SA	14,613	179,414
#Fimalac SA	7,726	408,628
Fleury Michon SA	665	27,505
#France Telecom SA	20,118	501,800
France Telecom SA Sponsored ADR	212,700	5,408,961
Gascogne SA	555	18,152
Gaumont SA	768	42,639
GDF Suez	74,164	2,833,530
GDF Suez Sponsored ADR	668	25,518
#*Gemalto NV	85,331	3,187,841
GFI Informatique SA	48,262	186,391
Gifi SA	712	35,685
*Ginger (Groupe Ingenierie Europe)	1,542	23,561
*GL Events SA	15,066	259,147
Groupe Crit SA	2,059	41,632
Groupe Danone SA	35,600	377,716
#*Groupe Eurotunnel SA	127,822	758,048
Groupe Open SA	2,036	15,681
#Groupe Steria SCA	32,612	787,442
Guerbet SA	561	85,378
Guyenne et Gascogne SA	4,440	445,523
#*Haulotte Group SA	21,780	171,433
Havas SA	376,682	1,096,058
Hermes International SA	8,123	1,220,738
Iliad SA	3,295	351,763
*Imerys SA	41,503	2,210,915
Ingenico SA	24,733	517,912
Inter Parfums Holdings	2,389	50,650
Ipsen SA	7,113	327,343
Ipsos SA	20,601	537,413
#*JC Decaux SA	52,548	1,082,443
#Kaufman et Broad SA	549	11,468
*Korian SA	6,472	156,932
*Lafarge SA	60,434	4,365,773
Lafarge SA Sponsored ADR	82,410	1,487,501
*Lafuma SA	317	3,797
#Lagardere SCA	102,302	3,817,178
Laurent-Perrier SA	1,163	77,198
*Lectra SA	39,082	122,364
Legrand SA	47,639	1,165,465
Lisi SA	1,725	83,527
#L’Oreal SA	9,223	799,828
#*LVL Medical Groupe SA	1,560	30,396
#LVMH Moet Hennessy Louis Vuitton SA	17,187	1,550,651
M6 Metropole Television	28,482	568,828
Maisons France Confort	1,648	54,940
#*Manitou BF SA	14,306	189,817
Manutan International SA	1,789	94,346
#*Meetic	6,770	216,099
Montupet SA	24,394	139,342
#Mr. Bricolage SA	5,705	96,986
*Natixis	766,093	1,988,419

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Naturex	1,284	$45,793
Neopost SA	13,765	1,172,330
Nexans SA	38,506	2,591,094
#Nexity	33,053	1,138,820
Norbert Dentressangle	2,916	156,190
#NRJ Group	163,222	1,112,314
*Oeneo	14,931	22,986
*Orco Property Group	3,090	30,941
#*Orpea SA	6,112	290,196
#PagesJaunes SA	101,854	1,097,662
*Parrot SA	2,707	27,743
#Pernod-Ricard SA	42,731	3,314,965
*Peugeot SA	131,872	3,994,908
Pierre & Vacances	4,131	293,333
Plastic Omnium SA	4,095	79,071
Plastivaloire SA	1,015	18,550
PPR SA	36,358	4,049,426
Publicis Groupe	34,815	1,234,895
Publicis Groupe ADR	25,023	888,567
Radiall SA	200	10,543
Rallye SA	8,827	259,350
#Remy Cointreau SA	25,441	1,006,815
#*Renault SA	90,238	3,834,663
#*Rexel SA	144,533	1,586,440
*Rhodia SA	42,645	464,459
Robertet SA	752	84,638
#*Rodriguez Group SA	1,164	4,811
*Rougier SA	540	20,046
Rubis SA	6,157	500,922
Safran SA	136,133	2,104,477
Saft Groupe SA	3,102	121,222
SAMSE SA	546	42,389
Sanofi - Aventis	2,000	130,854
Sanofi - Aventis ADR	252,195	8,231,645
#Schneider Electric SA	80,096	7,271,189
SCOR SE	226,234	5,434,210
#SEB SA	30,795	1,469,581
Sechilienne SA	3,546	136,542
*SeLoger.com	8,965	288,091
SES SA	57,640	1,139,802
Societe BIC SA	24,379	1,462,495
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,430	95,454
Societe Generale Paris	137,124	8,791,024
#*Societe Industrielle D’Aviations Latecoere SA	3,518	22,537
Societe Marseillaise du Tunnel Prado Carenage	8,183	289,903
#Societe Television Francaise 1	141,997	2,192,067
#Sodexo	18,158	956,691
Sodexo Sponsored ADR	3,800	199,500
*Soitec SA	97,278	851,856
Somfy SA	1,174	219,082
Sopra Group SA	4,011	172,511
*Sperian Protection	7,165	436,637
*Spir Communication SA	1,034	23,056
Stallergenes SA	1,397	99,519
STEF-TFE	3,120	144,600
STMicroelectronics NV	209,373	1,600,585
STMicroelectronics NV ADR	332,630	2,524,662
Sucriere de Pithiviers Le Vieil	58	49,068
Suez Environnement SA	33,218	632,848
Synergie SA	2,498	51,259
Technip SA	47,279	2,862,252

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Technip SA ADR	26,593	$1,619,514
Teleperformance SA	37,206	1,177,730
Tessi SA	412	24,464
Thales SA	22,990	972,547
*Theolia SA	14,021	73,790
#*Thomson	72,740	97,029
*Thomson Sponsored ADR	43,600	56,680
Total SA	18,701	1,037,166
Total SA Sponsored ADR	155,727	8,666,208
Toupargel Groupe	15,115	309,300
Trigano SA	13,259	196,773
*UbiSoft Entertainment SA	30,996	529,366
Union Financiere de France Banque SA	1,141	39,915
#*Valeo SA	93,013	2,464,672
Vallourec SA	40,060	5,271,250
*Valtech SA	24,523	7,689
Veolia Environnement SA	3,325	114,296
Veolia Environnement SA ADR	43,257	1,488,473
Viel et Compagnie	45,441	196,787
Vilmorin et Cie SA	1,839	180,011
#Vinci SA	73,624	3,747,253
Virbac SA	1,272	116,070
Vivendi SA	253,452	6,496,864
VM Materiaux SA	811	49,233
Vranken Pommery Monopole	1,407	55,543
#Zodiac Aerospace	50,808	1,962,910

TOTAL FRANCE		255,886,802

GERMANY — (4.8%)
A.S. Creation Tapeton AG	906	28,323
*Aareal Bank AG	25,395	360,242
ADCapital AG	4,082	34,325
Adidas-Salomon AG	72,359	3,055,479
*Adlink Internet Media AG	1,531	8,758
*ADVA AG Optical Networking	6,530	14,210
Aixtron AG	23,204	378,113
*Aligna AG	3,271	4,334
Allianz SE	37,715	3,733,967
Allianz SE Sponsored ADR	798,186	7,910,023
Amadeus Fire AG	1,982	34,120
*Analytik Jena AG	3,242	40,930
Augusta Technologie AG	9,892	114,675
#Aurubis AG	34,152	1,181,569
*Axel Springer AG	227	20,717
*Baader Bank AG	8,136	28,463
*Balda AG	8,210	13,170
#BASF AG	75,924	3,781,223
BASF AG Sponsored ADR	58,000	2,900,000
#Bauer AG	3,738	134,534
Bayer AG	28,977	1,771,726
Bayer AG Sponsored ADR	10,700	655,375
#Bayerische Motoren Werke AG	146,243	6,748,576
*Beate Uhse AG	6,586	6,274
Bechtle AG	14,623	284,795
#Beiersdorf AG	5,459	274,936
Bertrandt AG	2,353	46,893
Bilfinger Berger AG	39,574	2,081,918
Biotest AG	1,421	85,374
*Boewe Systec AG	836	6,316
*Borussia Dortmund GmbH & Co. KGaA	74,873	111,200
Carl Zeiss Meditec AG	18,927	265,576

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Celesio AG	97,740	$2,597,165
*Cenit AG	2,601	16,481
*CENTROTEC Sustainable AG	5,977	69,326
#*Centrotherm Photovoltaics AG	1,161	59,875
Cewe Color Holding AG	5,813	205,070
Comdirect Bank AG	17,315	148,053
#*Commerzbank AG	349,803	2,752,612
#*Conergy AG	52,598	50,858
#*Constantin Medien AG	49,303	129,435
*CropEnergies AG	22,440	88,192
CTS Eventim AG	2,146	88,958
#Curanum AG	12,975	52,124
D. Logistics AG	10,845	18,540
DAB Bank AG	13,385	56,714
Daimler AG	33,900	1,574,655
#Daimler AG	169,947	7,862,082
Data Modul AG	2,096	24,854
*DEAG Deutsche Entertainment AG	13,909	21,212
Demag Cranes AG	12,455	308,888
Deutsche Bank AG	34,700	2,252,030
Deutsche Bank AG	84,693	5,473,462
Deutsche Boerse AG	18,924	1,496,175
Deutsche Lufthansa AG	312,746	4,220,363
Deutsche Post AG	359,442	5,679,640
#*Deutsche Postbank AG	78,581	2,168,258
Deutsche Telekom AG	292,612	3,745,788
Deutsche Telekom AG Sponsored ADR	306,900	3,925,251
*Deutsche Wohnen AG	34,652	533,831
*Deutz AG	41,918	202,771
#Douglas Holding AG	19,193	762,847
Dr. Hoenle AG	3,148	22,607
*Drillisch AG	19,994	88,781
Duerr AG	4,628	68,007
DVB Bank SE	14,830	527,862
E.ON AG	144,047	5,473,340
E.ON AG Sponsored ADR	218,470	8,251,612
Eckert & Ziegler AG	1,958	47,609
Elexis AG	3,822	46,659
*Elmos Semiconductor AG	8,510	40,095
ElreingKlinger AG	2,966	56,774
*ENvitec Biogas AG	1,467	29,068
#*Escada AG	4,550	16,796
#*Evotec AG	142,137	264,712
Fielmann AG	3,194	212,337
Fraport AG	35,863	1,643,042
#*Freenet AG	24,617	301,969
Fresenius Medical Care AG & Co. KGaA	1,707	78,473
Fresenius Medical Care AG & Co. KGaA ADR	26,500	1,216,085
Fresenius SE (4352097)	4,223	207,523
Fresenius SE (4568946)	12,476	706,429
Fuchs Petrolub AG	1,249	73,391
GEA Group AG	97,502	1,592,635
Generali Deutschland Holding AG	7,231	596,318
Gerresheimer AG	18,273	406,609
Gerry Weber International AG	3,362	86,296
Gesco AG	1,880	99,339
GFK SE	11,158	254,033
GFT Technologies AG	10,996	32,337
Gildemeister AG	21,473	230,014
#*GPC Biotech AG	10,604	20,841
*Grammer AG	8,986	80,615

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Grenkeleasing AG	6,246	$224,519
Hamburger Hafen und Logistik AG	7,134	326,825
#*Hannover Rueckversicherung AG	67,761	2,753,541
Hawesko Holding AG	1,492	38,631
#Heidelberger Druckmaschinen AG	41,525	302,070
#Heidelberger Zement AG	20,040	864,048
Henkel AG & Co. KGaA	22,389	704,583
Hochtief AG	28,501	1,706,941
#IDS Scheer AG	24,401	519,527
Indus Holding AG	15,771	223,336
#*Infineon Technologies AG	363,494	1,481,183
*Infineon Technologies AG ADR	516,244	2,085,626
*Integralis AG	1,197	11,396
#INTERSEROH SE	5,028	305,018
Isra Vision Systems AG	1,054	16,363
*IVG Immobilien AG	128,219	892,237
*Jenoptik AG	45,884	222,116
K&S AG	16,888	945,478
#*Kizoo AG	9,741	78,610
*Kloeckner & Co. SE	23,099	593,098
Kontron AG	32,575	375,721
Krones AG	9,728	376,270
KSB AG	214	102,043
#*Kuka AG	15,647	232,860
KWS Saat AG	2,023	342,589
Lanxess AG	110,432	3,204,569
Leifheit AG	465	5,881
#Leoni AG	19,150	371,701
Linde AG	41,619	3,928,997
Loewe AG	5,490	66,977
*LPKF Laser & Electronics AG	6,673	28,243
#MAN SE	38,390	2,641,662
*Manz Automation AG	941	66,817
#*MasterFlex AG	2,147	11,745
Mediclin AG	13,261	58,549
#*Medigene AG	12,110	80,166
#Medion AG	34,462	392,721
Merck KGaA	14,320	1,329,159
Metro AG	29,538	1,711,043
MLP AG	11,955	161,708
*Mologen AG	50	508
*Morphosys AG	6,729	156,349
MTU Aero Engines Holding AG	19,518	709,666
Muehlbauer Holding AG & Co	1,362	34,504
#Munchener Rueckversicherungs-Gesellschaft AG	53,108	8,037,547
MVV Energie AG	13,093	579,080
*Nemetschek AG	1,657	30,756
#*Nordex AG	5,069	81,711
OHB Technology AG	2,466	28,284
Oldenburgische Landesbank AG	1,147	75,196
Pfeiffer Vacuum Technology AG	1,165	85,984
*Pfleiderer AG	45,779	382,854
#*PNE Wind AG	42,128	114,829
Porsche Automobil Holding SE	43,932	2,860,560
#Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	810,368
*Premiere AG	139,876	574,631
Progress-Werk Oberkirch AG	638	15,817
*Pulsion Medical Systems AG	6,376	20,134
Puma AG Rudolf Dassler Sport	2,392	608,371
*PVA TePla AG	2,469	11,073
#*Q-Cells SE	13,398	240,425

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*QIAGEN NV	70,402	$1,333,513
*QSC AG	83,054	223,582
R. Stahl AG	1,992	43,018
Rational AG	689	83,343
REALTECH AG	2,321	20,123
Renk AG	322	20,277
*Repower Systems AG	1,223	196,387
Rheinmetall AG	47,546	2,340,936
#Rhoen-Klinikum AG	41,605	952,616
*Roth & Rau AG	3,574	118,895
RWE AG	21,296	1,799,642
Salzgitter AG	31,313	3,161,383
SAP AG	496	23,392
SAP AG Sponsored ADR	42,092	1,988,847
Sartorius AG	986	19,931
Schlott Sebaldus AG	17,833	117,019
*SGL Carbon SE	13,141	430,388
Siemens AG Sponsored ADR	125,474	9,972,674
*Silicon Sensor International AG	1,741	12,431
#*Singulus Technologies AG	20,423	59,593
*Sixt AG	4,015	95,613
Software AG	7,016	524,787
#*Solar Millennium AG	2,413	83,433
#Solarworld AG	24,861	600,007
#*Solon SE	6,251	90,362
Stada Arzneimittel AG	45,278	1,097,712
STINAG Stuttgarter Invest AG	2,186	53,625
Stratec Biomedical Systems AG	1,763	47,732
Suedzucker AG	87,688	1,859,039
*Suess Microtec AG	7,173	30,078
#Symrise AG	79,251	1,259,927
Takkt AG	8,273	100,730
*Technotrans AG	3,213	22,609
Telegate AG	785	9,322
ThyssenKrupp AG	182,870	5,608,625
Tognum AG	21,822	303,844
#*TUI AG	155,405	1,008,041
UCB SA	546	18,280
Umweltbank AG	338	6,638
*United Internet AG	42,521	539,796
#*Versatel AG	13,576	125,479
*Vivacon AG	23,307	20,144
Vossloh AG	4,109	477,740
Wacker Chemie AG	5,358	706,813
#Wacker Neuson SE	32,423	279,584
*Washtec AG	52,741	468,590
Wincor Nixdorf AG	6,600	351,254
Wirecard AG	13,616	149,327
Wuerttembergische Lebensversicherung AG	1,478	35,536
Wuerttembergische Metallwarenfabrik AG	1,571	44,685

TOTAL GERMANY		189,654,408

GREECE — (0.9%)
*Aegean Airlines S.A.	5,060	30,423
*Aegek S.A.	51,173	156,300
*Agricultural Bank of Greece S.A.	182,923	431,870
Alapis Holdings Industrial & Commercial S.A.	1,242,472	1,757,473
*Alpha Bank A.E.	247,917	3,263,979
*Alumil Aluminum Industry S.A.	6,033	11,864
Anek Lines S.A.	168,991	228,669
*Aspis Bank S.A.	15,502	25,359

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Astir Palace Hotels S.A.	16,370	$86,490
Athens Medical Center S.A.	29,425	69,167
*Attica Bank S.A.	21,831	68,345
Atti-Kat S.A.	21,980	17,454
Autohellas S.A.	10,676	25,392
*Balkan Real Estate S.A.	7,486	14,942
Bank of Greece	11,190	696,062
Coca-Cola Hellenic Bottling Co. S.A.	7,674	174,733
Coca-Cola Hellenic Bottling Co. S.A. ADR	50,200	1,160,624
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	55,174	172,934
*EFG Eurobank Ergasias S.A.	236,694	3,095,334
Elastron S.A.	9,508	10,710
Elektrak S.A.	4,469	18,566
Ellaktor S.A.	130,252	1,077,888
*Elval Aluminum Process Co.	6,283	12,547
*Emporiki Bank of Greece S.A.	14,922	111,349
*ETEM S.A.	6,622	8,604
*Euro Reliance General Insurance Co. S.A.	9,660	10,855
*Euromedica S.A.	8,120	69,444
*EYDAP Athens Water Supply & Sewage Co. S.A.	20,771	203,529
*Forthnet S.A.	307,407	787,940
Fourlis Holdings S.A.	10,555	135,690
Frigoglass S.A.	5,060	44,809
GEK Terna S.A.	28,897	239,885
*Geniki Bank	632,454	818,055
*Halkor S.A.	55,380	125,119
*Hellenic Cables S.A.	4,830	13,588
*Hellenic Duty Free Shops S.A.	1,480	13,177
Hellenic Exchanges S.A.	27,810	360,401
Hellenic Petroleum S.A.	156,821	1,622,179
*Hellenic Sugar Industry S.A.	5,435	10,681
Hellenic Telecommunication Organization Co. S.A.	9,070	142,117
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	812,224
Heracles General Cement Co. S.A.	11,802	104,988
*Iaso S.A.	17,190	110,888
*Inform P. Lykos S.A.	12,414	32,244
*Intracom Holdings S.A.	51,152	126,067
Intracom Technical & Steel Constructions S.A.	4,210	4,381
J&P-Avax S.A.	174,954	866,868
*Kathimerini Publishing S.A.	3,935	26,821
*Lambrakis Press S.A.	74,202	221,965
*Lavipharm S.A.	15,466	32,182
Loulis Mills S.A.	2,024	5,170
*M.J. Mailis S.A.	12,070	5,855
Marfin Investment Group S.A.	618,687	2,588,632
*Maritime Company of Lesvos S.A.	43,362	29,666
Metka S.A.	5,818	70,616
Michaniki S.A.	24,992	66,517
Motodynamic S.A.	487	1,413
Motor Oil (Hellas) Corinth Refineries S.A.	18,493	215,970
Mytilineos Holdings S.A.	80,706	695,320
*National Bank of Greece S.A.	12,033	350,526
*National Bank of Greece S.A. ADR	1,032,610	6,123,377
Nirefs Acquaculture S.A.	16,373	20,543
OPAP S.A.	20,591	493,444
*Piraeus Bank S.A.	216,679	2,574,284
Piraeus Port Authority S.A.	4,497	96,219
*Proton Bank S.A.	24,501	53,633
*Public Power Corp. S.A.	36,580	796,422
*Real Estate Development & Services S.A.	9,620	20,176
S&B Industrial Minerals S.A.	7,818	56,798

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Sarantis S.A.	3,070	$19,101
*Sfakianakis S.A.	6,016	14,642
*Sidenor Steel Products Manufacturing Co. S.A.	24,982	188,346
*Singularlogic S.A.	10,740	42,708
*Technical Olympic S.A.	26,803	18,812
*Teletypos S.A. Mega Channel S.A.	10,729	66,727
*Terna Energy S.A.	16,951	131,554
Thessaloniki Port Authority S.A.	794	18,469
Titan Cement Co. S.A.	44,146	1,277,685
*TT Hellenic Postbank S.A.	75,794	560,309
*Viohalco S.A.	82,569	564,460
*Vioter S.A.	31,659	16,651

TOTAL GREECE		36,847,220

HONG KONG — (1.8%)
AAC Acoustic Technologies Holdings, Inc.	160,000	154,323
Aeon Stores Hong Kong Co., Ltd.	32,000	57,803
Alco Holdings, Ltd.	60,000	22,177
Allied Group, Ltd.	70,000	167,993
#*Allied Properties, Ltd.	1,580,000	211,112
Amax Entertainment Holdings, Ltd.	247,000	8,111
Asia Financial Holdings, Ltd.	246,000	82,511
Asia Satellite Telecommunications Holdings, Ltd.	55,000	78,757
Asia Standard Hotel Group, Ltd.	2,661,648	14,744
Asia Standard International Group, Ltd.	1,667,454	20,605
ASM Pacific Technology, Ltd.	34,200	231,286
*Associated International Hotels, Ltd.	65,000	133,986
*AVIC International Holding HK, Ltd.	2,160,000	70,972
Bank of East Asia, Ltd.	372,451	1,236,162
*Beijing Enterprises Water Group, Ltd.	76,000	15,972
BOC Hong Kong (Holdings), Ltd.	664,500	1,407,482
Bossini International Holdings, Ltd.	530,000	27,005
Brightoil Petroleum Holdings, Ltd.	318,000	130,060
*Burwill Holdings, Ltd.	1,209,600	44,436
C C Land Holdings, Ltd.	1,077,000	804,805
Cafe de Coral Holdings, Ltd.	120,000	253,164
*Capital Estate, Ltd.	5,495,000	34,708
Capital Strategic Investment, Ltd.	2,160,500	48,754
#Cathay Pacific Airways, Ltd.	745,000	1,152,057
*Celestial Asia Securities Holdings, Ltd.	32,000	7,216
Century City International Holdings, Ltd.	601,600	34,084
Champion Technology Holdings, Ltd.	1,331,537	50,524
Chen Hsong Holdings, Ltd.	148,000	44,437
Cheuk Nang (Holdings), Ltd.	28,074	8,314
Cheung Kong Holdings, Ltd.	365,000	4,699,669
Cheung Kong Infrastructure Holdings, Ltd.	56,000	203,548
Chevalier International Holdings, Ltd.	62,000	47,168
*Chia Tai Enterprises International, Ltd.	1,290,000	21,118
China Hong Kong Photo Products Holdings, Ltd.	370,000	23,704
*China Infrastructure Investment, Ltd.	886,000	31,415
China Metal International Holdings, Ltd.	340,000	53,926
*China Motion Telecom International, Ltd.	490,000	10,991
*China Renji Medical Group, Ltd.	3,762,000	33,896
*China Resources Microelectronics, Ltd.	750,600	17,627
*China Sci-Tech Holdings, Ltd.	697,600	24,705
*China Seven Star Shopping, Ltd.	3,480,000	44,495
*China Solar Energy Holdings, Ltd.	3,105,000	51,962
*China Timber Resources Group, Ltd.	3,200,000	42,802
*China WindPower Group, Ltd.	1,663,400	201,876
*China Yunnan Tin Minerals Group	764,000	23,531
China Zirconium, Ltd.	29,200	15,495

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Chinese People Holdings Co., Ltd.	654,000	$26,487
#Chong Hing Bank, Ltd.	221,000	400,018
Chow Sang Sang Holdings, Ltd.	274,000	239,936
Chu Kong Shipping Development, Ltd.	196,000	31,539
Chuang’s China Investments, Ltd.	299,000	16,554
Chuang’s Consortium International, Ltd.	346,340	28,541
Chun Wo Development Holdings, Ltd.	242,000	17,154
Chung Tai Printing Holdings, Ltd.	2,040,000	61,954
City Telecom, Ltd. ADR	8,212	38,596
*Clear Media, Ltd.	272,000	130,494
CLP Holdings, Ltd.	125,000	847,138
*Coastal Greenland, Ltd.	1,470,000	145,727
*COL Capital, Ltd.	64,000	9,516
*Cosmos Machinery Enterprises, Ltd.	250,000	14,981
Cross-Harbour Holdings, Ltd.	58,000	47,062
*Culturecom Holdings, Ltd.	379,800	25,969
*Dah Sing Banking Group, Ltd.	159,366	183,267
*Dah Sing Financial Holdings, Ltd.	128,400	589,075
*Daisho Microline Holdings, Ltd.	152,000	13,912
*Dan Form Holdings Co., Ltd.	361,900	29,348
#Daphne International Holdings, Ltd.	150,000	101,647
Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	35,866
Dickson Concepts International, Ltd.	321,500	172,682
DVN Holdings, Ltd.	177,000	15,271
Dynamic Holdings, Ltd.	28,000	6,097
Eagle Nice (International) Holdings, Ltd.	162,000	54,783
*Easyknit Enterprises Holdings, Ltd.	26,400	468
EcoGreen Fine Chemical Group	92,000	22,390
*Eforce Holdings, Ltd.	60,000	2,082
*EganaGoldpfeil Holdings, Ltd.	209,588	—
*Emperor Capital Group, Ltd.	22,800	1,321
Emperor Entertainment Hotel, Ltd.	310,000	32,351
Emperor International Holdings, Ltd.	622,000	99,354
*ENM Holdings, Ltd.	328,000	14,423
Esprit Holdings, Ltd.	108,300	775,711
*eSun Holdings, Ltd.	1,029,000	156,292
*Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,213
Fairwood Holdings, Ltd.	35,000	32,207
Far East Consortium International, Ltd.	868,250	204,576
*First Natural Foods Holdings, Ltd.	225,000	—
First Pacific Co., Ltd.	892,000	570,230
Fong’s Industries Co., Ltd.	64,000	17,821
*Foundation Group, Ltd.	650,000	11,002
*Fountain Set Holdings, Ltd.	262,000	41,585
#*Foxconn International Holdings, Ltd.	1,152,000	803,426
*Frasers Property China, Ltd.	1,240,000	23,953
#Fubon Bank Hong Kong, Ltd.	304,000	146,951
Fujikon Industrial Holdings, Ltd.	128,000	32,231
#*Galaxy Entertainment Group, Ltd.	957,000	290,980
*Genesis Energy Holdings, Ltd.	1,325,000	48,573
Get Nice Holdings, Ltd.	954,000	107,405
Giordano International, Ltd.	604,000	187,412
*Global Green Tech Group, Ltd.	364,080	23,224
Glorious Sun Enterprises, Ltd.	210,000	63,444
Golden Resorts Group, Ltd.	1,662,000	39,733
Golden Resources Development International, Ltd.	330,000	17,470
*Goldin Properties Holdings, Ltd.	264,000	110,704
Grande Holdings, Ltd.	54,000	5,503
Great Eagle Holdings, Ltd.	348,230	804,328
Guangnan Holdings, Ltd.	146,000	19,397
*Hang Fung Gold Technology, Ltd.	250,000	20,968

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hang Lung Group, Ltd.	472,000	$2,457,652
Hang Lung Properties, Ltd.	350,000	1,289,945
Hang Seng Bank, Ltd.	39,000	632,407
*Hans Energy Co., Ltd.	232,000	11,678
Harbour Centre Development, Ltd.	36,000	27,117
Henderson Investment, Ltd.	477,000	44,841
Henderson Land Development Co., Ltd.	328,692	2,172,061
*Heng Tai Consumables Group, Ltd.	870,000	48,811
*Hi Sun Technology (China), Ltd.	936,000	204,558
HKR International, Ltd.	434,133	191,193
Hon Kwok Land Investment Co., Ltd.	118,000	37,711
Hong Kong and China Gas Co., Ltd.	221,390	490,689
Hong Kong and Shanghai Hotels, Ltd.	286,644	328,748
Hong Kong Electric Holdings, Ltd.	106,000	582,447
Hong Kong Exchanges & Clearing, Ltd.	48,500	908,818
Hong Kong Ferry (Holdings) Co., Ltd.	16,000	13,256
Hongkong Chinese, Ltd.	475,700	49,186
*Hop Fung Group Holdings, Ltd.	30,000	3,981
Hopewell Holdings, Ltd.	428,000	1,388,764
Hsin Chong Construction Group, Ltd.	280,000	29,209
Huafeng Group Holdings, Ltd.	583,800	28,756
Hung Hing Printing Group, Ltd.	144,524	37,439
*Huscoke Resources Holdings, Ltd.	10,000	607
Hutchison Harbour Ring, Ltd.	3,618,000	275,296
*Hutchison Telecommunications Hong Kong Holdings, Ltd.	644,000	99,715
Hutchison Telecommunications International, Ltd.	644,000	165,583
*Hutchison Telecommunications International, Ltd. ADR	9,000	35,640
Hutchison Whampoa, Ltd.	556,000	4,138,083
*I.T., Ltd.	316,000	32,544
*I-Cable Communications, Ltd.	85,000	12,066
*IDT International, Ltd.	612,000	15,663
*Imagi International Holdings, Ltd.	64,000	3,718
Industrial & Commercial Bank of China (Asia), Ltd.	312,002	589,317
Integrated Distribution Services Group, Ltd.	21,000	31,138
*Interchina Holdings Co., Ltd.	3,390,000	51,979
IPE Group, Ltd.	325,000	25,123
ITC Corp., Ltd.	107,780	7,672
*ITC Properties Group, Ltd.	66,400	5,826
Jinhui Holdings Co., Ltd.	86,000	29,450
Johnson Electric Holdings, Ltd.	1,154,500	341,994
K Wah International Holdings, Ltd.	563,882	232,314
*Kai Yuan Holdings, Ltd.	2,080,000	79,063
Kantone Holdings, Ltd.	1,361,570	36,163
*Karl Thomson Holdings, Ltd.	180,000	17,416
Keck Seng Investments (Hong Kong), Ltd.	126,000	53,884
Kerry Properties, Ltd.	226,583	1,169,249
Kin Yat Holdings, Ltd.	148,000	27,661
#Kingboard Laminates Holdings, Ltd.	824,500	425,227
Kowloon Development Co., Ltd.	477,000	484,964
*Lai Sun Development Co., Ltd.	8,925,000	155,030
*Lai Sun Garment International, Ltd.	432,000	23,904
Le Saunda Holdings, Ltd.	200,000	26,952
Lee & Man Paper Manufacturing, Ltd.	245,600	384,984
Lerado Group Holding Co., Ltd.	408,000	36,261
Li & Fung, Ltd.	131,600	387,746
Lifestyle International Holdings, Ltd.	151,000	229,059
Lippo, Ltd.	130,000	48,762
Liu Chong Hing Investment, Ltd.	124,000	93,794
Luen Thai Holdings, Ltd.	230,000	19,273
Luk Fook Holdings (International), Ltd.	186,000	100,003
#Luks Industrial Group, Ltd.	110,000	62,208

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Lung Cheong International Holdings, Ltd.	1,224,000	$30,683
Lung Kee (Bermuda) Holdings, Ltd.	168,000	69,332
*Magnificent Estates, Ltd.	2,312,000	43,491
Man Yue International Holdings, Ltd.	220,000	40,573
*Media China Co., Ltd.	3,400,000	24,960
#*Melco International Development, Ltd.	1,197,000	770,115
Midland Holdings, Ltd.	278,000	222,761
*Ming An Holdings Co., Ltd.	150,000	41,355
Miramar Hotel & Investment Co., Ltd.	87,000	86,369
#*Mongolia Energy Corp., Ltd.	1,073,000	408,093
MTR Corp., Ltd.	255,864	926,752
Nanyang Holdings, Ltd.	4,000	5,464
Natural Beauty Bio-Technology, Ltd.	370,000	62,923
*Neptune Group, Ltd.	300,000	6,114
*New Century Group Hong Kong, Ltd.	487,200	8,423
#New World Development Co., Ltd.	1,364,729	3,241,505
Next Media, Ltd.	722,000	105,121
Norstar Founders Group, Ltd.	420,000	39,561
NWS Holdings, Ltd.	372,343	713,816
Oriental Press Group, Ltd.	866,000	107,239
Oriental Watch Holdings, Ltd.	132,000	31,318
Pacific Andes International Holdings, Ltd.	1,440,349	240,090
Pacific Basin Shipping, Ltd.	1,324,000	997,587
*Pacific Century Premium Developments, Ltd.	1,441,000	399,159
Paliburg Holdings, Ltd.	270,790	58,177
PCCW, Ltd.	375,000	101,920
PCCW, Ltd. Sponsored ADR	7,400	20,243
#*Peace Mark Holdings, Ltd.	308,000	—
Pegasus International Holdings, Ltd.	82,000	14,597
Pico Far East Holdings, Ltd.	414,000	69,453
Playmates Holdings, Ltd.	45,400	11,659
*Playmates Toys, Ltd.	45,400	838
*PME Group, Ltd.	250,000	11,614
*Pokphand (C.P.) Co., Ltd.	1,200,000	34,887
#Ports Design, Ltd.	71,000	182,401
#Public Financial Holdings, Ltd.	304,000	156,074
*PYI Corp., Ltd.	1,301,970	57,014
Raymond Industrial, Ltd.	77,000	6,148
Regal Hotels International Holdings, Ltd.	745,400	239,059
#*REXLot Holdings, Ltd.	2,425,000	215,490
Road King Infrastructure, Ltd.	151,000	119,497
Sa Sa International Holdings, Ltd.	224,000	104,728
Samson Paper Holdings, Ltd.	214,000	19,065
Sea Holdings, Ltd.	126,000	56,548
*Shanghai Allied Cement, Ltd.	144,000	11,298
*Shanghai Zenghai Property, Ltd.	6,145,000	257,140
#Shangri-La Asia, Ltd.	874,000	1,385,118
Shell Electric Manufacturing Co., Ltd.	82,000	39,677
#Shenyin Wanguo, Ltd.	195,000	117,357
#Shui On Construction & Materials, Ltd.	126,000	178,468
Shun Tak Holdings, Ltd.	1,088,000	891,523
Silver Grant International Industries, Ltd.	186,000	29,720
Singamas Container Holdings, Ltd.	642,000	101,552
*Sino Gas Group, Ltd.	480,000	16,698
Sino Land Co., Ltd.	706,737	1,437,984
*Sino-i Technology, Ltd.	5,130,000	37,628
#*Sinotrans Shipping, Ltd.	1,748,500	850,000
*Skyfame Realty Holdings, Ltd.	240,000	21,344
Smartone Telecommunications Holdings, Ltd.	152,000	103,856
Solomon Systech International, Ltd.	1,154,000	130,804
*Star Cruises, Ltd.	126,000	25,975

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Starlight International Holdings, Ltd.	157,500	$6,315
Stella International Holdings, Ltd.	118,500	195,875
Stelux Holdings International, Ltd.	359,000	25,448
*Success Universe Group, Ltd.	260,000	12,889
Sun Hung Kai & Co., Ltd.	477,000	373,882
Sun Hung Kai Properties, Ltd.	290,000	4,388,054
SW Kingsway Capitol Holdings, Ltd.	1,004,000	23,631
Symphony Holdings, Ltd.	682,000	34,614
Synergis Holdings, Ltd.	62,440	7,048
*Tack Fat Group International, Ltd.	552,000	28,490
Tai Cheung Holdings, Ltd.	478,000	282,536
Tai Fook Securities Group, Ltd.	177,493	62,468
*Tak Shun Technology Group, Ltd.	13,510,000	132,181
Tak Sing Alliance Holdings, Ltd.	186,000	49,346
Tan Chong International, Ltd.	324,000	61,964
*TCC International Holdings, Ltd.	170,720	81,781
Techtronic Industries Co., Ltd.	845,000	705,508
Television Broadcasts, Ltd.	70,000	305,339
*Texhong Textile Group, Ltd.	168,000	18,205
Texwinca Holdings, Ltd.	184,000	143,684
*Titan Petrochemicals Group, Ltd.	1,160,000	37,434
Tongda Group Holdings, Ltd.	1,100,000	30,168
*Top Form International, Ltd.	178,000	9,309
Transport International Holdings, Ltd.	120,800	381,051
Truly International Holdings, Ltd.	108,000	101,555
Tungtex (Holdings) Co., Ltd.	174,000	35,186
*United Laboratories, Ltd. (The)	158,000	62,929
*United Power Investment, Ltd.	804,000	43,542
*U-Right International Holdings, Ltd.	1,502,000	2,713
USI Holdings, Ltd.	182,000	53,403
*Value Partners Group, Ltd.	128,000	62,356
Varitronix International, Ltd.	114,000	38,589
Vedan International (Holdings), Ltd.	468,000	38,742
Victory City International Holdings, Ltd.	696,012	111,613
Vitasoy International Holdings, Ltd.	264,000	165,551
*VODone, Ltd.	752,000	118,098
*Vongroup, Ltd.	990,000	31,215
*VST Holdings, Ltd.	764,000	136,626
Vtech Holdings, Ltd.	45,000	319,074
*Wah Nam International Holdings, Ltd.	44,000	6,015
*Wai Kee Holdings, Ltd.	92,000	17,758
Wang On Group, Ltd.	403,200	8,819
Wharf Holdings, Ltd.	424,750	1,995,692
Wheelock and Co., Ltd.	499,000	1,398,464
Wheelock Properties, Ltd.	610,000	405,712
*Willie International Holdings, Ltd.	300,496	40,975
Wing Hang Bank, Ltd.	59,000	564,598
Wing On Co. International, Ltd.	63,000	81,062
Wong’s Kong King International (Holdings), Ltd.	110,000	11,602
*Wonson International Holdings, Ltd.	453,600	29,177
#Xinyi Glass Holding Co., Ltd.	372,000	324,356
Yau Lee Holdings, Ltd.	218,000	38,184
Yip’s Chemical Holdings, Ltd.	192,000	105,557
Yue Yuen Industrial (Holdings), Ltd.	407,500	1,107,143
*Yugang International, Ltd.	1,294,000	17,498

TOTAL HONG KONG		71,699,810

IRELAND — (0.5%)
*Aer Lingus Group P.L.C.	107,463	68,897
Allied Irish Banks P.L.C. Sponsored ADR	202,932	1,002,484
*Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	51,295

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	$141,506
*Bank of Ireland P.L.C.	31,102	88,761
*Bank of Ireland P.L.C. Sponsored ADR	125,124	1,433,921
C&C Group P.L.C. (B010DT8)	24,512	71,560
C&C Group P.L.C. (B011Y09)	242,653	708,924
CRH P.L.C.	66,510	1,636,198
#CRH P.L.C. Sponsored ADR	180,759	4,470,170
DCC P.L.C. (0242493)	25,457	544,671
DCC P.L.C. (4189477)	40,905	874,909
*Dragon Oil P.L.C. (0059079)	78,269	434,843
*Dragon Oil P.L.C. (5323218)	119,516	661,778
*Elan Corp. P.L.C.	11,725	92,888
*Elan Corp. P.L.C. Sponsored ADR	203,900	1,606,732
FBD Holdings P.L.C.	18,709	186,911
Glanbia P.L.C.	43,252	153,399
Grafton Group P.L.C.	167,380	805,429
Greencore Group P.L.C.	113,610	173,134
IFG Group P.L.C.	12,005	17,946
Independent News & Media P.L.C. (0461481)	68,457	23,101
*Independent News & Media P.L.C. (4699103)	154,328	51,717
Irish Continental Group P.L.C. (3333651)	12,414	178,724
Irish Continental Group P.L.C. (3339455)	50,656	729,447
Irish Life & Permanent P.L.C.	255,435	1,247,132
*Kenmare Resources P.L.C.	162,347	49,760
Kerry Group P.L.C. (0490656)	76,886	1,821,408
Kerry Group P.L.C. (4519579)	4,940	116,987
Kingspan Group P.L.C. (0492793)	19,320	134,399
*Kingspan Group P.L.C. (4491235)	81,339	565,649
*Lantor P.L.C.	3,500	—
*McInerney Holdings P.L.C.	94,047	19,436
Paddy Power P.L.C. (0258810)	7,672	190,935
Paddy Power P.L.C. (4828974)	5,146	128,225
Readymix P.L.C.	8,287	2,016
Smurfit Kappa Group P.L.C.	111,217	650,247
United Drug P.L.C. (3302480)	68,729	185,898
United Drug P.L.C. (3335969)	92,113	249,506
*Waterford Wedgwood P.L.C.	303,747	390

TOTAL IRELAND		21,571,333

ITALY — (2.6%)
*A.S. Roma SpA	54,117	62,656
#A2A SpA	587,148	1,069,240
ACEA SpA	33,267	378,706
Acegas-APS SpA	14,511	96,231
#Actelios SpA	287,146	1,584,603
#*Aedes SpA	15,702	6,935
Alleanza Assicurazioni SpA	142,096	1,068,562
*Amplifon SpA	31,608	117,673
Ansaldo STS SpA	9,874	200,050
*Antichi Pellettieri SpA	1,703	2,434
Ascopiave SpA	17,463	38,127
Assicurazioni Generali SpA	83,199	1,896,167
Astaldi SpA	31,316	245,615
Atlantia SpA	27,195	600,862
#*Autogrill SpA	43,454	421,727
Azimut Holding SpA	27,663	295,772
Banca Carige SpA	678,818	1,933,193
Banca Finnat Euramerica SpA	48,133	36,209
Banca Generali SpA	8,225	76,984
Banca Ifis SpA	4,034	47,697
*Banca Intermobiliare SpA	197,097	875,138

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Banca Monte Dei Paschi di Siena SpA	1,099,567	$2,063,257
Banca Piccolo Credito Valtellinese Scarl SpA	118,384	1,175,440
Banca Popolare dell’Etruria e del Lazio Scarl	292,715	1,831,770
Banca Popolare di Milano Scarl	521,464	3,155,184
*Banca Profilo SpA	12,834	15,923
Banco di Desio e della Brianza SpA	27,865	184,087
*Banco Popolare Scarl	536,585	4,334,112
Beghelli SpA	52,121	52,821
Benetton Group SpA	36,671	312,731
Benetton Group SpA Sponsored ADR	3,400	57,652
*Biesse SpA	3,460	21,722
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	954	51,626
Brembo SpA	26,257	177,226
#Bulgari SpA	66,149	408,450
Buzzi Unicem SpA	88,359	1,325,420
*C.I.R. SpA - Compagnie Industriali Riunite	256,808	486,037
Caltagirone Editore SpA	104,017	262,941
*Carraro SpA	17,474	68,367
Cembre SpA	4,534	23,016
Cementir SpA	71,232	293,214
*Centrale del Latte di Torino & Co. SpA	5,071	16,079
*Class Editore SpA	14,430	13,780
Credito Artigiano SpA	47,763	130,529
Credito Bergamasco SpA	7,858	279,909
*Credito Emiliano SpA	71,128	381,553
Danieli & Co. SpA	6,865	131,415
Davide Campari - Milano SpA	86,512	738,811
De Longhi SpA	19,764	59,476
DiaSorin SpA	4,489	125,382
*Digital Multimedia Technologies SpA	3,548	45,125
#*EEMS Italia SpA	16,551	23,442
Elica SpA	18,438	33,317
Emak SpA	5,067	23,058
Enel SpA	433,251	2,354,415
Eni SpA	2,426	56,687
Eni SpA Sponsored ADR	109,650	5,107,497
*ERG Renew SpA	5,508	6,519
ERG SpA	36,601	542,671
*ErgyCapital SpA	363	301
Esprinet SpA	11,295	114,051
*Eurotech SpA	23,270	103,263
*Fastweb SpA	14,048	367,500
*Fiat SpA	262,507	2,913,868
*Fiat SpA Sponsored ADR	8,900	99,502
Fiera Milano SpA	2,610	18,630
Finmeccanica SpA	147,835	2,242,157
#Fondiaria - Sai SpA	86,108	1,441,911
#Gas Plus	4,214	43,297
*Gemina SpA	751,677	591,913
Geox SpA	33,201	262,203
Gewiss SpA	10,441	40,591
Granitifiandre SpA	4,023	15,310
*Gruppo Ceramiche Ricchetti SpA	13,234	13,548
*Gruppo Coin SpA	20,100	95,995
#*Gruppo Editoriale L’Espresso SpA	64,105	117,301
Hera SpA	351,113	866,276
*Immsi SpA	230,746	285,988
Impregilo SpA	179,268	683,654
*Indesit Co. SpA	29,784	190,252
Industria Macchine Automatique SpA	2,112	37,339
Intek SpA	194,987	76,272

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Interpump Group SpA	7,699	$34,032
*Intesa Sanpaolo SpA	2,143,093	7,968,860
#*Intesa Sanpaolo SpA Sponsored ADR	13,817	310,330
Iride SpA	123,354	227,920
*Isagro SpA	4,547	26,388
#Italcementi SpA	89,172	1,167,611
*Italmobiliare SpA	5,314	180,606
*Juventus Football Club SpA	261,962	307,838
KME Group SpA	150,606	110,158
Landi Renzo SpA	8,962	41,863
Lottomatica SpA	34,149	722,851
*Luxottica Group SpA	1,585	39,941
*Luxottica Group SpA Sponsored ADR	13,000	326,040
Maire Tecnimont SpA	48,938	196,246
#*Mariella Burani SpA	2,897	7,767
Marr SpA	9,000	74,738
Mediaset SpA	306,270	1,851,946
Mediobanca SpA	164,745	2,311,279
#Mediolanum SpA	62,915	359,170
Milano Assicurazioni SpA	190,967	651,255
*Mirato SpA	4,604	34,662
#*Mondadori (Arnoldo) Editore SpA	40,387	170,892
*Montefibre SpA	52,254	13,969
Nice SpA	14,465	56,148
PanariaGroup Industrie Ceramiche SpA	6,725	14,903
Parmalat SpA	1,236,830	3,092,395
Permasteelisa SpA	6,148	106,154
Piaggio & C. SpA	66,895	138,938
*Pininfarina SpA	3,278	15,546
*Pirelli & Co. Real Estate SpA	158,736	122,384
#*Pirelli & Co. SpA	3,515,315	1,467,287
*Poltrona Frau SpA	21,297	25,492
*Premafin Finanziaria SpA	173,719	242,630
Prysmian SpA	46,647	802,437
Recordati SpA	38,619	258,350
*Reno de Medici SpA	235,915	65,605
#*Risanamento Napoli SpA	15,429	7,533
#Sabaf SpA	2,256	45,617
SAES Getters SpA	1,863	18,144
#*Safilo Group SpA	77,274	45,523
Saipem SpA	23,289	631,147
Saras SpA	146,369	408,899
SAVE SpA	27,718	185,072
*Seat Pagine Gialle SpA	25,087	6,472
*Snai SpA	51,527	220,466
Snam Rete Gas SpA	160,577	703,477
*Snia SpA	59,435	14,984
Societa Iniziative Autostradali e Servizi SpA	57,714	425,342
Societa Partecipazioni Finanziarie SpA	512,474	95,974
*Societe Cattolica di Assicurazoni Scrl SpA	25,867	862,054
*Sogefi SpA	15,823	35,042
#Sol SpA	25,548	143,926
*Sorin SpA	286,968	438,574
*Stefanel SpA	35,451	19,738
*Telecom Italia Media SpA	2,945,847	515,594
Telecom Italia SpA	17,080	26,738
Telecom Italia SpA Sponsored ADR	274,300	4,273,594
Tenaris SA ADR	33,600	1,018,752
Terna SpA	562,494	1,982,538
#*Tiscali SpA	155,832	66,539
Tod’s SpA	4,202	243,718

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Trevi Finanziaria SpA	4,872	$65,358
*UniCredito SpA	4,050,516	11,819,470
Unione di Banche Italiane ScpA	294,148	4,108,573
*Unipol Gruppo Finanziario SpA	699,687	876,530
#Vianini Lavori SpA	11,628	72,963
Vittoria Assicurazioni SpA	17,594	101,511
Zignago Vetro SpA	4,523	23,091

TOTAL ITALY		101,093,948

JAPAN — (18.5%)
77 Bank, Ltd. (The)	274,000	1,616,803
*A&A Material Corp.	12,000	11,347
*ABC-Mart, Inc.	3,100	88,610
*ABILIT Corp.	8,900	12,653
Accordia Golf Co., Ltd.	265	208,003
Achilles Corp.	177,000	284,955
Adeka Corp.	85,100	760,975
#Aderans Holdings Co., Ltd.	38,600	538,301
#Advan Co., Ltd.	25,300	166,234
Advantest Corp.	3,200	69,356
Advantest Corp. ADR	15,767	344,036
#*AEON Co., Ltd.	275,800	2,674,511
Aeon Delight Co., Ltd.	3,400	47,548
Aeon Fantasy Co., Ltd.	6,700	87,014
Ahresty Corp.	20,800	96,496
#Ai Holdings Corp.	37,400	129,164
#Aica Kogyo Co., Ltd.	36,800	352,996
Aichi Bank, Ltd. (The)	6,600	563,965
Aichi Corp.	33,300	179,318
Aichi Machine Industry Co., Ltd.	80,000	233,241
#Aichi Steel Corp.	123,000	459,875
Aichi Tokei Denki Co., Ltd.	12,000	34,548
Aida Engineering, Ltd.	68,400	228,444
Aigan Co., Ltd.	20,300	123,072
#Aioi Insurance Co., Ltd.	289,000	1,369,522
Aiphone Co., Ltd.	21,900	364,435
#Air Water, Inc.	50,000	552,311
Airport Facilities Co., Ltd.	32,300	175,875
Aisan Industry Co., Ltd.	23,400	202,452
Aisin Seiki Co., Ltd.	82,100	2,103,797
Ajinomoto Co., Inc.	218,000	2,082,285
#Akebono Brake Industry Co., Ltd.	24,500	154,475
Akita Bank, Ltd. (The)	150,000	556,661
Alfresa Holdings Corp.	18,000	908,657
All Nippon Airways Co., Ltd.	57,000	158,768
*Allied Telesis Holdings K.K.	71,100	47,783
Aloka Co., Ltd.	16,500	167,352
Alpha Corp.	3,500	19,670
Alpha Systems, Inc.	5,500	112,485
#Alpine Electronics, Inc.	47,600	477,721
*Alps Electric Co., Ltd.	154,400	858,444
Alps Logistics Co., Ltd.	10,900	93,094
Altech Co., Ltd.	6,200	14,656
Altech Corp.	2,600	16,021
Amada Co., Ltd.	241,000	1,525,214
Amano Corp.	75,200	668,816
Amiyaki Tei Co., Ltd.	13	21,179
Amuse, Inc.	8,520	89,316
Ando Corp.	82,000	121,159
Anest Iwata Corp.	17,000	52,419
#Anritsu Corp.	156,000	637,812

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#AOC Holdings, Inc.	40,600	$383,933
AOI Advertising Promotion, Inc.	5,500	29,942
AOI Electronics Co., Ltd.	1,400	18,838
AOKI Holdings, Inc.	27,400	298,154
*AOMI Construction Co., Ltd.	45,000	476
Aomori Bank, Ltd. (The)	181,000	720,992
Aoyama Trading Co., Ltd.	77,400	1,304,634
#*Aozora Bank, Ltd.	498,000	684,669
Arakawa Chemical Industries, Ltd.	18,200	224,196
Araya Industrial Co., Ltd.	59,000	91,975
*Arealink Co., Ltd.	290	24,385
#Ariake Japan Co., Ltd.	11,500	174,873
#Arisawa Manufacturing Co., Ltd.	34,400	278,401
Aronkasei Co., Ltd.	18,000	65,630
*ART Corp.	9,200	152,039
As One Corp.	5,390	96,349
Asahi Breweries, Ltd.	37,500	595,467
Asahi Diamond Industrial Co., Ltd.	59,000	391,511
Asahi Glass Co., Ltd.	433,000	3,743,828
*Asahi Holdings, Inc.	4,300	80,161
Asahi Kasei Corp.	390,000	2,009,698
Asahi Kogyosha Co., Ltd.	31,000	124,964
Asahi Organic Chemicals Industry Co., Ltd.	80,000	209,370
#*Asahi Tec Corp.	359,000	173,778
*Asanuma Corp.	11,000	9,521
#ASATSU-DK, Inc.	19,300	432,188
Ashimori Industry Co., Ltd.	38,000	58,962
#Asics Corp.	20,000	188,206
ASKA Pharmaceutical Co., Ltd.	28,000	241,989
Astellas Pharma, Inc.	27,300	1,037,008
Asti Corp.	4,000	10,950
Asunaro Aoki Construction Co., Ltd.	33,500	166,880
*Atom Corp.	2,600	8,777
Atsugi Co., Ltd.	291,000	392,035
#Autobacs Seven Co., Ltd.	30,100	1,023,400
#Avex Group Holdings, Inc.	8,500	74,565
Awa Bank, Ltd. (The)	148,000	857,719
*Azel Corp.	23,000	—
Bando Chemical Industries, Ltd.	98,000	269,821
#*Bank of Ikeda, Ltd. (The)	9,600	379,037
#Bank of Iwate, Ltd. (The)	20,900	1,220,444
#Bank of Kyoto, Ltd. (The)	169,000	1,526,749
Bank of Nagoya, Ltd. (The)	91,000	397,759
Bank of Okinawa, Ltd. (The)	18,900	698,752
Bank of Saga, Ltd. (The)	136,000	453,990
Bank of the Ryukyus, Ltd.	39,000	450,743
#Bank of Yokohama, Ltd.	332,000	1,792,464
#Belluna Co., Ltd.	28,300	116,226
Benesse Corp.	16,300	704,490
Best Denki Co., Ltd.	65,500	327,291
Bidec Servo Corp.	6,000	32,192
#Bookoff Corp.	11,400	130,144
Bridgestone Corp.	51,800	896,114
#Brother Industries, Ltd.	167,600	1,503,945
Bunka Shutter Co., Ltd.	54,000	198,885
#CAC Corp.	9,200	69,083
Calsonic Kansei Corp.	152,000	371,755
Canon Electronics, Inc.	6,200	91,951
Canon Finetech, Inc.	19,300	243,937
Canon Marketing Japan, Inc.	45,500	723,123
Canon, Inc. Sponsored ADR	31,850	1,179,087

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Capcom Co., Ltd.	7,000	$140,958
*Carchs Holdings Co., Ltd.	21,500	7,729
Casio Computer Co., Ltd.	168,500	1,372,908
Catena Corp.	31,300	75,814
Cawachi, Ltd.	16,900	310,328
#*Cedyna Financial Corp.	105,209	201,113
Central Glass Co., Ltd.	98,000	412,573
Central Japan Railway Co.	84	505,240
Central Security Patrols Co., Ltd.	7,100	71,582
Century Tokyo Leasing Corp.	38,930	418,257
#CFS Corp.	39,000	240,652
#Chiba Bank, Ltd. (The)	209,000	1,347,740
*Chiba Kogyo Bank, Ltd. (The)	30,500	269,574
Chino Corp.	40,000	110,684
Chiyoda Co., Ltd.	23,200	322,882
#Chiyoda Corp.	91,000	766,432
Chofu Seisakusho Co., Ltd.	27,300	555,228
#Chori Co., Ltd.	69,000	78,411
Chubu Electric Power Co., Ltd.	36,700	883,886
Chubu Shiryo Co., Ltd.	25,000	216,318
Chudenko Corp.	26,700	427,037
Chuetsu Pulp and Paper Co., Ltd.	106,000	263,804
#*Chugai Mining Co., Ltd.	259,700	112,166
Chugai Pharmaceutical Co., Ltd.	19,800	361,076
Chugai Ro Co., Ltd.	31,000	86,832
Chugoku Bank, Ltd. (The)	99,000	1,330,660
Chugoku Electric Power Co., Ltd. (The)	18,600	389,324
Chugoku Marine Paints, Ltd.	30,000	202,926
Chukyo Bank, Ltd. (The)	189,000	611,925
Chuo Denki Kogyo Co., Ltd.	17,000	135,377
Chuo Mitsui Trust Holdings, Inc.	300,000	1,040,873
Chuo Spring Co., Ltd.	31,000	85,200
Circle K Sunkus Co., Ltd.	25,300	399,342
Citizen Holdings Co., Ltd.	243,400	1,316,764
CKD Corp.	72,900	375,420
#*Clarion Co., Ltd.	103,000	100,731
Cleanup Corp.	22,400	121,864
CMK Corp.	47,300	481,980
Coca-Cola Central Japan Co., Ltd.	20,900	290,896
#Coca-Cola West Co., Ltd.	35,102	687,482
Cocakara Fine Holdings, Inc.	1,320	22,956
Colowide Co., Ltd.	3,500	21,848
#*Columbia Music Entertainment, Inc.	23,000	10,652
Commuture Corp.	41,000	277,898
Computer Engineering & Consulting, Ltd.	15,100	109,969
Comsys Holdings Corp.	120,000	1,384,432
#Co-Op Chemical Co., Ltd.	23,000	44,311
Core Corp.	6,100	41,058
Corona Corp.	26,600	316,634
Cosel Co., Ltd.	8,300	94,931
#Cosmo Oil Co., Ltd.	414,000	1,236,122
Create Medic Co., Ltd.	3,500	33,334
Credit Saison Co., Ltd.	126,900	1,646,999
*Creed Corp.	73	117
#Cresco, Ltd.	36,000	189,263
Cross Plus, Inc.	2,000	24,110
#*CSK Holdings Corp.	138,580	659,328
CTI Engineering Co., Ltd.	12,300	74,877
#Culture Convenience Club Co., Ltd.	29,700	227,530
Cybozu, Inc.	20	4,056
Dai Nippon Printing Co., Ltd.	195,000	2,846,674

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Dai Nippon Sumitomo Pharma Co., Ltd.	43,000	$397,824
*Dai Nippon Toryo, Ltd.	103,000	117,058
Daicel Chemical Industries, Ltd.	185,000	1,172,089
Dai-Dan Co., Ltd.	42,000	222,655
Daido Kogyo Co., Ltd.	31,000	50,041
#Daido Metal Co., Ltd.	40,000	152,740
#Daido Steel Co., Ltd.	230,000	948,298
Daidoh, Ltd.	13,300	90,136
#*Daiei, Inc. (The)	104,000	410,164
Daifuku Co., Ltd.	87,500	598,934
Daihatsu Motor Co., Ltd.	53,000	593,294
Daihen Corp.	54,000	179,434
*Daiho Corp.	49,000	49,602
#Daiichi Chuo Kisen Kaisha	58,000	153,799
#Daiichi Jitsugyo Co., Ltd.	54,000	174,099
Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	30,081
Daiichi Kogyo Seiyaku Co., Ltd.	32,000	86,420
Daiichi Sankyo Co., Ltd.	42,900	773,833
#Daiken Corp.	89,000	152,715
Daiki Aluminium Industry Co., Ltd.	41,000	91,587
Daikin Industries, Ltd.	23,000	830,094
Daiko Clearing Services Corp.	12,900	74,552
Daikoku Denki Co., Ltd.	10,200	137,230
*Daikyo, Inc.	229,392	358,806
Daimei Telecom Engineering Corp.	27,000	257,777
Dainichi Co., Ltd.	17,300	125,105
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	75,000	203,400
*Dainippon Screen Manufacturing Co., Ltd.	254,000	916,627
Daio Paper Corp.	60,000	540,339
#Daisan Bank, Ltd. (The)	147,000	385,060
#Daiseki Co., Ltd.	5,925	129,226
Daishi Bank, Ltd. (The)	247,000	979,947
Daiso Co., Ltd.	36,000	93,716
*Daisue Construction Co., Ltd.	70,000	33,879
Daisyo Corp.	26,100	364,569
Daito Bank, Ltd. (The)	94,000	81,457
Daito Trust Construction Co., Ltd.	6,900	338,364
Daiwa House Industry Co., Ltd.	160,000	1,644,965
Daiwa Industries, Ltd.	39,000	170,168
Daiwa Securities Co., Ltd.	329,000	1,931,225
Daiwa Seiko, Inc.	27,000	36,650
#Daiwabo Holdings Co., Ltd.	65,000	254,953
DC Co., Ltd.	24,400	73,164
DCM Japan Holdings Co., Ltd.	45,580	309,426
*DeNa Co., Ltd.	29	88,301
Denki Kagaku Kogyo Kabushiki Kaisha	335,000	1,087,056
Denki Kogyo Co., Ltd.	30,000	150,510
*Denso Corp.	125,500	3,682,429
#Dentsu, Inc.	53,200	1,118,749
Denyo Co., Ltd.	22,900	179,355
Descente, Ltd.	43,000	201,212
DIC Corp.	345,000	483,778
Dijet Industrial Co., Ltd.	13,000	21,909
#Disco Corp.	17,700	923,595
DMW Corp.	900	15,635
Don Quijote Co., Ltd.	14,200	295,389
Doshisha Co., Ltd.	12,800	198,533
DOUTOR NICHIRES Holdings Co., Ltd.	17,223	238,435
Dowa Holdings Co., Ltd.	281,000	1,277,557
*Dream Incubator, Inc.	25	18,893
DTS Corp.	19,400	183,165

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Duskin Co., Ltd.	6,600	$114,508
#Dwango Co., Ltd.	46	72,304
DyDo Drinco, Inc.	11,400	333,839
Dynic Corp.	12,000	20,060
eAccess, Ltd.	211	163,469
Eagle Industry Co., Ltd.	26,000	109,694
East Japan Railway Co.	19,000	1,085,693
*Ebara Corp.	217,000	697,250
Echo Trading Co., Ltd.	3,000	32,130
#Edion Corp.	89,000	519,692
Ehime Bank, Ltd. (The)	340,000	885,405
Eighteenth Bank, Ltd. (The)	161,000	455,956
Eiken Chemical Co., Ltd.	19,900	184,143
#Eisai Co., Ltd.	11,500	408,025
Eizo Nanao Corp.	18,000	399,092
Electric Power Development Co., Ltd.	9,100	269,692
*Elna Co., Ltd.	12,000	12,139
#*Elpida Memory, Inc.	96,200	1,090,570
#Enplas Corp.	16,100	292,364
#*Enshu, Ltd.	37,000	44,031
Ensuiko Sugar Refining Co., Ltd.	11,000	18,998
ESPEC Corp.	20,800	146,975
Exedy Corp.	35,400	831,905
Ezaki Glico Co., Ltd.	45,000	481,537
FALCO biosystems, Ltd.	5,700	48,531
FamilyMart Co., Ltd.	13,500	438,764
Fancl Corp.	16,800	202,323
Fanuc, Ltd.	6,000	490,252
Fast Retailing Co., Ltd.	2,800	362,390
#*FDK Corp.	53,000	77,450
Foster Electric Co., Ltd.	21,600	361,570
FP Corp.	6,100	278,367
#France Bed Holdings Co., Ltd.	112,000	169,105
*Fudo Tetra Corp.	128,400	101,244
Fuji Co., Ltd.	8,200	154,677
Fuji Corp., Ltd.	34,700	102,069
Fuji Electric Holdings Co., Ltd.	575,000	1,005,192
*Fuji Fire & Marine Insurance Co., Ltd. (The)	125,000	149,718
#Fuji Heavy Industries, Ltd.	441,000	1,768,511
#*Fuji Kiko Co., Ltd.	11,000	13,604
#Fuji Kyuko Co., Ltd.	14,000	64,508
Fuji Oil Co., Ltd.	29,100	356,152
Fuji Oozx, Inc.	6,000	16,617
#Fuji Soft, Inc.	19,300	387,804
Fujibo Holdings, Inc.	69,000	92,971
Fujicco Co., Ltd.	31,600	359,964
FUJIFILM Holdings Corp.	128,700	4,138,053
Fujikura Kasei Co., Ltd.	28,600	151,544
Fujikura Rubber, Ltd.	18,900	75,487
Fujikura, Ltd.	352,000	1,853,233
Fujita Kanko, Inc.	11,000	43,884
Fujitec Co., Ltd.	79,000	418,477
Fujitsu Business Systems, Ltd.	20,500	474,510
Fujitsu Frontech, Ltd.	19,900	195,875
Fujitsu General, Ltd.	42,000	136,241
Fujitsu, Ltd.	225,542	1,475,014
#*Fujiya Co., Ltd.	46,000	62,075
*Fukuda Corp.	42,000	72,600
Fukui Bank, Ltd. (The)	278,000	905,326
Fukuoka Financial Group, Inc.	447,000	1,956,358
*Fukushima Bank, Ltd.	226,000	150,232

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fukusima Industries Corp.	5,100	$40,539
#Fukuyama Transporting Co., Ltd.	249,000	1,158,969
Fumakilla, Ltd.	16,000	86,632
Funai Consulting, Co., Ltd.	10,500	53,050
Funai Electric Co., Ltd.	17,900	742,921
Furukawa Co., Ltd.	339,000	460,845
Furukawa Electric Co., Ltd.	361,067	1,735,819
Furukawa-Sky Aluminum Corp.	85,000	151,090
Furusato Industries, Ltd.	14,900	112,681
Fuso Pharmaceutical Industries, Ltd.	91,000	302,082
Futaba Corp.	45,500	797,120
#Futaba Industrial Co., Ltd.	95,400	370,445
Future Architect, Inc.	69	29,408
Fuyo General Lease Co., Ltd.	19,200	423,412
G-7 Holdings, Inc.	5,000	21,730
#Gakken Co., Ltd.	98,000	183,826
Gecoss Corp.	22,500	104,597
GEO Co., Ltd.	103	81,030
#Glory, Ltd.	37,100	762,269
#GMO Internet, Inc.	15,800	66,451
Godo Steel, Ltd.	156,000	429,910
Goldcrest Co., Ltd.	10,940	260,751
#*Goldwin, Inc.	56,000	129,946
Gourmet Kineya Co., Ltd.	28,000	187,566
#Green Hospital Supply, Inc.	143	81,389
*Gro-Bels Co., Ltd.	21,000	6,199
#GS Yuasa Corp.	140,000	1,274,038
*GSI Creos Corp.	49,000	54,104
#Gulliver International Co., Ltd.	4,390	257,138
#Gun-Ei Chemical Industry Co., Ltd.	62,000	142,829
Gunma Bank, Ltd. (The)	230,000	1,332,635
Gunze, Ltd.	227,000	972,953
#H2O Retailing Corp.	88,000	510,348
Hachijuni Bank, Ltd. (The)	240,000	1,402,595
Hagoromo Foods Corp.	3,000	33,369
*Hakuhodo Dy Holdings, Inc.	13,200	723,329
Hakuto Co., Ltd.	17,800	154,023
Hamamatsu Photonics K.K.	18,700	365,707
#Hankyu Hanshin Holdings, Inc.	231,000	1,061,382
Hanwa Co., Ltd.	109,000	441,363
#Happinet Corp.	10,300	128,780
Harashin Narus Holdings Co., Ltd.	5,700	60,173
Harima Chemicals, Inc.	22,000	100,231
Haruyama Trading Co., Ltd.	2,400	11,515
*Haseko Corp.	606,000	574,486
#*Hayashikane Sangyo Co., Ltd.	20,000	20,636
Hazama Corp.	98,900	117,817
Heiwa Corp.	32,600	351,516
Heiwa Real Estate Co., Ltd.	172,500	600,420
Heiwado Co., Ltd.	40,500	534,343
Hibiya Engineering, Ltd.	30,000	248,220
Higashi-Nippon Bank, Ltd.	135,000	291,727
Higo Bank, Ltd. (The)	161,000	984,195
Hikari Tsushin, Inc.	12,500	269,858
*Hino Motors, Ltd.	176,000	584,630
Hirose Electric Co., Ltd.	7,000	780,655
Hiroshima Bank, Ltd. (The)	135,000	559,912
HIS Co., Ltd.	8,500	173,840
Hisamitsu Pharmaceutical Co., Inc.	6,800	233,802
Hitachi Cable, Ltd.	173,000	571,710
#Hitachi Chemical Co., Ltd.	78,800	1,607,212

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Hitachi Construction Machinery Co., Ltd.	68,900	$1,213,824
#*Hitachi High-Technologies Corp.	41,300	807,523
Hitachi Information Systems, Ltd.	13,900	420,429
Hitachi Koki Co., Ltd.	62,800	574,796
Hitachi Kokusai Electric, Inc.	75,000	550,875
Hitachi Maxell, Ltd.	45,800	831,068
Hitachi Medical Corp.	36,000	344,614
Hitachi Metals Techno, Ltd.	3,500	13,873
Hitachi Metals, Ltd.	55,000	535,714
Hitachi Plant Technologies, Ltd.	60,000	381,804
Hitachi Software Engineering Co., Ltd.	20,700	574,349
#Hitachi Systems & Services, Ltd.	14,700	331,148
Hitachi Tool Engineering, Ltd.	23,100	208,965
Hitachi Transport System, Ltd.	29,500	373,193
*Hitachi Zosen Corp.	390,000	499,996
Hitachi, Ltd.	4,000	13,404
Hitachi, Ltd. Sponsored ADR	95,256	3,187,266
Hochiki Corp.	11,000	67,111
#Hodogaya Chemical Co., Ltd.	78,000	190,276
Hogy Medical Co., Ltd.	3,900	200,338
#Hohsui Corp.	11,000	16,287
Hokkaido Electric Power Co., Inc.	27,400	532,245
Hokkaido Gas Co., Ltd.	80,000	212,931
Hokkan Holdings, Ltd.	61,000	157,419
Hokko Chemical Industry Co., Ltd.	25,000	84,872
Hokkoku Bank, Ltd. (The)	208,000	769,832
Hokuetsu Bank, Ltd. (The)	202,000	413,185
Hokuetsu Industries Co., Ltd.	10,000	17,862
Hokuetsu Paper Mills, Ltd.	151,500	760,236
Hokuhoku Financial Group, Inc.	687,000	1,564,979
#Hokuriku Electric Industry Co., Ltd.	35,000	77,999
#Hokuriku Electric Power Co., Inc.	19,500	445,656
Hokuriku Electrical Construction Co., Ltd.	6,000	18,697
#Hokuto Corp.	6,100	124,195
Honda Motor Co., Ltd.	16,400	524,462
Honda Motor Co., Ltd. Sponsored ADR	409,732	13,164,689
Horiba, Ltd.	28,700	675,538
Horipro, Inc.	13,300	107,354
#Hosiden Corp.	26,800	345,518
Hosokawa Micron Corp.	35,000	152,218
House Foods Corp.	40,800	574,125
*Howa Machinery, Ltd.	123,000	81,587
Hoya Corp.	22,900	550,405
Hyakugo Bank, Ltd. (The)	183,000	901,070
Hyakujishi Bank, Ltd. (The)	301,000	1,421,401
*I Metal Technology Co., Ltd.	14,000	24,708
Ibiden Co., Ltd.	33,400	1,104,835
IBJ Leasing Co., Ltd.	10,000	130,068
Ichiken Co., Ltd.	22,000	27,553
#Ichikoh Industries, Ltd.	38,000	63,596
Ichinen Holdings Co., Ltd.	9,500	42,208
Ichiyoshi Securities Co., Ltd.	20,000	152,874
Icom, Inc.	11,000	235,946
#Idec Corp.	11,200	86,107
#Idemitsu Kosan Co., Ltd.	16,500	1,375,276
Ihara Chemical Industry Co., Ltd.	47,000	181,421
*IHI Corp.	749,000	1,260,322
Iino Kaiun Kaisha, Ltd.	28,400	150,989
#*Ikegami Tsushinki Co., Ltd.	54,000	49,973
#*Image Holdings Co., Ltd.	7,400	18,452
Imasen Electric Industrial Co., Ltd.	15,100	187,796

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Imperial Hotel, Ltd.	7,500	$155,598
*Impress Holdings, Inc.	4,300	9,513
Inaba Denki Sangyo Co., Ltd.	8,300	189,071
Inaba Seisakusho Co., Ltd.	16,300	164,564
Inabata and Co., Ltd.	50,700	232,313
#Inageya Co., Ltd.	23,000	225,154
Ines Corp.	31,400	266,874
I-Net Corp.	7,400	41,111
Information Services International-Dentsu, Ltd.	13,900	84,762
INPEX Corp.	62	471,666
Inui Steamship Co., Ltd.	14,700	109,025
Inui Warehouse Co., Ltd.	5,000	34,360
#*Invoice, Inc.	2,790	51,099
ISE Chemicals Corp.	9,000	52,891
#*Iseki & Co., Ltd.	105,000	484,225
#Isetan Mitsukoshi Holdings, Ltd.	141,340	1,493,949
*Ishihara Sangyo Kaisha, Ltd.	411,000	449,879
Ishii Hyoki Co., Ltd.	4,400	67,763
#Ishii Iron Works Co., Ltd.	23,000	42,410
Ishizuka Glass Co., Ltd.	12,000	25,130
*Isuzu Motors, Ltd.	956,000	1,689,724
IT Holdings Corp.	24,900	501,381
#ITO EN, Ltd.	25,700	402,457
#Itochu Corp.	553,000	4,115,247
Itochu Enex Co., Ltd.	53,300	326,514
#Itochu Techno-Solutions Corp.	13,400	402,044
Itochu-Shokuhin Co., Ltd.	11,200	402,607
Itoham Foods, Inc.	140,000	456,437
Itoki Corp.	45,100	122,670
*Iwasaki Electric Co., Ltd.	75,000	168,419
#Iwatani International Corp.	100,000	292,147
#*Iwatsu Electric Co., Ltd.	84,000	93,554
Iyo Bank, Ltd. (The)	72,000	751,827
Izumi Co., Ltd.	9,800	133,991
Izumiya Co., Ltd.	93,000	533,471
*Izutsuya Co., Ltd.	70,000	38,388
*J Bridge Corp.	23,600	6,961
#*J Front Retailing Co., Ltd.	382,600	2,118,560
#Jalux, Inc.	2,000	28,994
Jamco Corp.	8,000	47,477
#*Janome Sewing Machine Co., Ltd.	182,000	141,855
*Japan Airlines System Corp.	61,000	103,543
Japan Airport Terminal Co., Ltd.	29,400	342,218
Japan Aviation Electronics Industry, Ltd.	64,000	419,580
Japan Business Computer Co., Ltd.	8,900	64,503
Japan Carlit Co., Ltd.	16,300	85,703
Japan Cash Machine Co., Ltd.	12,800	121,064
Japan Digital Laboratory Co., Ltd.	21,200	262,987
Japan Foundation Engineering Co., Ltd.	8,600	23,152
Japan Kenzai Co., Ltd.	10,700	51,899
Japan Medical Dynamic Marketing, Inc.	2,600	5,577
Japan Petroleum Exploration Co., Ltd.	7,100	348,467
Japan Pulp & Paper Co., Ltd.	102,000	342,872
Japan Radio Co., Ltd.	98,000	234,114
Japan Steel Works, Ltd. (The)	16,000	208,369
Japan Tobacco, Inc.	194	560,613
#Japan Transcity Corp.	61,000	181,024
Japan Vilene Co., Ltd.	45,000	241,634
#Japan Wool Textile Co., Ltd. (The)	88,000	664,631
Jastec Co., Ltd.	16,200	84,781
JBIS Holdings, Inc.	27,500	100,446

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Jeans Mate Corp.	5,400	$34,060
#Jeol, Ltd.	62,000	240,572
JFE Holdings, Inc.	61,400	2,456,423
JFE Shoji Holdings, Inc.	109,000	428,886
JGC Corp.	19,000	327,920
*Jidosha Buhin Kogyo Co., Ltd.	16,000	28,670
JMS Co., Ltd.	40,000	151,800
Joban Kosan Co., Ltd.	79,000	127,324
J-Oil Mills, Inc.	51,000	170,061
#Joshin Denki Co., Ltd.	23,000	191,037
#Joyo Bank, Ltd. (The)	196,000	995,499
JS Group Corp.	85,700	1,326,241
JSP Corp.	28,300	217,060
JSR Corp.	39,400	705,538
JTEKT Corp.	145,800	1,647,564
#Juki Corp.	106,000	129,017
Juroku Bank, Ltd.	228,000	818,197
*JVC Kenwood Holdings, Inc.	385,000	242,993
K.R.S. Corp.	11,500	111,494
*Kabu.Com Securities Co., Ltd.	63	72,692
Kabuki-Za Co., Ltd.	1,000	41,511
*Kachikaihatsu Co., Ltd.	37,000	12,500
#Kadokawa Holdings, Inc.	24,200	582,583
Kaga Electronics Co., Ltd.	22,800	276,450
Kagawa Bank, Ltd. (The)	67,000	287,566
#Kagome Co., Ltd.	22,500	396,146
Kagoshima Bank, Ltd. (The)	130,000	1,021,699
#Kajima Corp.	287,000	802,970
Kakaku.com, Inc.	48	192,872
Kaken Pharmaceutical Co., Ltd.	35,000	304,689
*Kamagai Gumi Co., Ltd.	168,000	137,751
Kameda Seika Co., Ltd.	21,600	345,371
Kamei Corp.	28,000	172,661
Kamigumi Co., Ltd.	177,000	1,472,008
Kanaden Corp.	24,000	130,762
Kanagawa Chuo Kotsu Co., Ltd.	11,000	60,112
Kanamoto Co., Ltd.	30,000	154,961
Kandenko Co., Ltd.	58,000	383,287
Kaneka Corp.	179,000	1,240,773
*Kanematsu Corp.	389,000	371,756
Kanematsu Electronics, Ltd.	44,900	432,938
Kansai Electric Power Co., Inc.	42,400	947,203
Kansai Paint Co., Ltd.	127,000	977,463
Kanto Auto Works, Ltd.	22,446	201,617
#Kanto Denka Kogyo Co., Ltd.	40,000	222,950
Kanto Natural Gas Development Co., Ltd.	43,000	246,070
#*Kanto Tsukuba Bank, Ltd. (The)	56,900	189,839
#Kao Corp.	23,000	521,772
Kasai Kogyo Co., Ltd.	37,000	93,884
Kasumi Co., Ltd.	23,000	107,685
Katakura Chikkarin Co., Ltd.	20,000	73,336
#Katakura Industries Co., Ltd.	12,900	133,272
Kato Sangyo Co., Ltd.	22,200	355,998
Kato Works Co., Ltd.	58,000	141,697
#*Kawada Technologies, Inc.	2,300	35,812
Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	100,926
Kawakin Holdings Co., Ltd.	10,000	37,839
#Kawasaki Heavy Industries, Ltd.	424,000	1,085,610
Kawasaki Kasei Chemicals, Ltd.	23,000	31,803
Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	78,956
*Kawasaki Kisen Kaisha, Ltd.	261,000	978,739

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Kawashima Selkon Textiles Co., Ltd.	85,000	$78,794
Kawasumi Laboratories, Inc.	22,000	148,421
Kayaba Industry Co., Ltd.	163,000	373,832
KDDI Corp.	167	883,446
Keihan Electric Railway Co., Ltd.	10,000	43,551
*Keihin Co., Ltd. (The)	59,000	74,222
Keihin Corp.	36,500	548,062
Keihin Electric Express Railway Co., Ltd.	88,000	732,419
Keio Corp.	125,000	748,327
Keisei Electric Railway Co., Ltd.	69,000	428,984
Keiyo Bank, Ltd. (The)	175,000	976,115
#Keiyo Co., Ltd.	19,100	93,946
#*Kenedix, Inc.	402	154,653
Kentucky Fried Chicken Japan, Ltd.	5,000	89,176
#Key Coffee, Inc.	17,900	299,030
Keyence Corp.	1,869	368,144
#Kikkoman Corp.	86,050	1,002,620
#Kimura Chemical Plants Co., Ltd.	4,100	34,915
Kinden Corp.	89,000	745,907
#*Kinki Nippon Tourist Co., Ltd.	94,000	99,211
Kinki Sharyo Co., Ltd.	21,000	163,891
Kintetsu Corp.	128,000	594,966
Kintetsu World Express, Inc.	10,300	250,676
Kinugawa Rubber Industrial Co., Ltd.	25,000	38,418
Kirin Holdings Co., Ltd.	105,000	1,564,410
Kirindo Co., Ltd.	2,700	14,325
#*Kishu Paper Co., Ltd.	81,000	77,499
Kisoji Co., Ltd.	5,400	112,275
Kissei Pharmaceutical Co., Ltd.	19,000	445,247
#Kitagawa Iron Works Co., Ltd.	84,000	104,516
Kita-Nippon Bank, Ltd. (The)	6,700	183,260
#Kitano Construction Corp.	89,000	216,613
Kitz Corp.	108,000	431,908
Kiyo Holdings, Inc.	380,000	465,151
Koa Corp.	35,900	321,776
Koatsu Gas Kogyo Co., Ltd.	25,000	137,656
Kobayashi Pharmaceutical Co., Ltd.	10,700	412,182
Kobayashi Yoko Co., Ltd.	1,900	6,826
Kobe Steel, Ltd.	653,000	1,255,021
Koekisha Co., Ltd.	1,800	32,194
Kohnan Shoji Co., Ltd.	28,900	281,545
Kohsoku Corp.	5,000	33,477
Koike Sanso Kogyo Co., Ltd.	40,000	114,117
Koito Industries, Ltd.	7,000	28,404
Koito Manufacturing Co., Ltd.	51,000	744,028
#Kojima Co., Ltd.	27,200	137,150
Kokuyo Co., Ltd.	85,864	731,429
Komai Tekko, Inc.	33,000	72,961
Komatsu Seiren Co., Ltd.	39,000	144,383
Komatsu Wall Industry Co., Ltd.	9,900	123,871
Komatsu, Ltd.	54,600	886,626
#Komeri Co., Ltd.	14,400	396,654
Komori Corp.	95,600	1,037,682
Konaka Co., Ltd.	27,380	88,084
Konami Co., Ltd.	8,000	169,552
Konami Corp. ADR	19,770	424,066
Konica Minolta Holdings, Inc.	142,500	1,545,099
Konishi Co., Ltd.	18,400	145,892
*Kosaido Co., Ltd.	13,700	36,085
Kose Corp.	12,400	252,750
#Kosei Securities Co., Ltd.	58,000	68,993

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#K’s Holdings Corp.	22,100	$654,643
Ku Holdings Co., Ltd.	4,400	16,620
Kubota Corp.	15,000	134,152
Kubota Corp. Sponsored ADR	46,500	2,110,635
#Kumiai Chemical Industry Co., Ltd.	79,000	345,529
Kura Corp.	26	56,277
Kurabo Industries, Ltd.	230,000	475,828
Kuraray Co., Ltd.	87,000	982,604
Kureha Corp.	92,000	531,137
#*Kurimoto, Ltd.	117,000	123,286
#Kurita Water Industries, Ltd.	11,600	382,135
Kuroda Electric Co., Ltd.	32,300	442,004
#Kurosaki Harima Corp.	57,000	111,522
Kyocera Corp.	3,300	264,786
Kyocera Corp. Sponsored ADR	28,600	2,292,862
Kyoden Co., Ltd.	7,000	10,473
Kyodo Printing Co., Ltd.	89,000	298,655
Kyodo Shiryo Co., Ltd.	56,000	78,811
Kyoei Sangyo Co., Ltd.	21,000	46,907
#Kyoei Tanker Co., Ltd.	22,000	55,286
Kyokuto Boeki Kaisha, Ltd.	10,000	15,536
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	153,706
Kyokuyo Co., Ltd.	41,000	82,958
Kyorin Co., Ltd.	32,000	491,287
Kyoritsu Maintenance Co., Ltd.	10,840	178,316
#Kyosan Electric Manufacturing Co., Ltd.	57,000	254,520
Kyoto Kimono Yuzen Co., Ltd.	6,400	56,119
Kyowa Exeo Corp.	41,000	400,590
Kyowa Hakko Kirin Co., Ltd.	92,000	1,053,606
Kyowa Leather Cloth Co., Ltd.	13,100	54,893
Kyudenko Corp.	67,000	409,855
Kyushu Electric Power Co., Inc.	29,400	632,910
#*Laox Co., Ltd.	10,000	24,331
Lapine Co., Ltd.	12,000	11,440
Lawson, Inc.	10,200	422,668
Leopalace21 Corp.	98,600	840,294
Life Corp.	10,000	167,349
Lintec Corp.	33,000	641,543
Lion Corp.	82,000	393,614
#*Lonseal Corp.	23,000	28,486
*Look, Inc.	26,000	27,393
Mabuchi Motor Co., Ltd.	17,200	860,213
Macnica, Inc.	10,300	172,623
Maeda Corp.	120,000	377,750
Maeda Road Construction Co., Ltd.	87,000	758,828
*Maezawa Industries, Inc.	3,100	7,464
Maezawa Kaisei Industries Co., Ltd.	14,200	155,891
Maezawa Kyuso Industries Co., Ltd.	14,500	233,642
*Magara Construction Co., Ltd.	7,000	74
Makino Milling Machine Co., Ltd.	127,000	415,740
Makita Corp.	14,000	344,887
Makita Corp. Sponsored ADR	12,696	317,019
Mandom Corp.	7,500	209,033
Marche Corp.	2,000	15,748
Mars Engineering Corp.	5,000	155,270
Marubeni Corp.	709,359	3,256,894
Marubun Corp.	27,100	187,274
Marudai Food Co., Ltd.	133,000	336,840
Maruei Department Store Co., Ltd.	38,000	69,283
Maruetsu, Inc. (The)	31,000	149,111
#Maruha Nichiro Holdings, Inc.	220,815	330,473

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Marui Group Co., Ltd.	201,300	$1,443,811
Maruichi Steel Tube, Ltd.	18,500	355,719
Maruka Machinery Co., Ltd.	4,000	30,674
#Marusan Securities Co., Ltd.	66,800	459,181
Maruwa Co., Ltd.	9,000	167,450
#Maruyama Manufacturing Co., Inc.	47,000	101,466
#*Maruzen Co., Ltd.	64,000	59,423
Maruzen Showa Unyu Co., Ltd.	67,000	211,673
Maspro Denkoh Corp.	16,500	146,966
#Matsuda Sangyo Co., Ltd.	9,962	153,139
Matsui Construction Co., Ltd.	27,000	110,011
#Matsui Securities Co., Ltd.	21,400	204,107
Matsumotokiyoshi Holdings Co., Ltd.	13,400	301,477
#Matsuya Co., Ltd.	4,000	42,149
Matsuya Foods Co., Ltd.	13,100	177,866
Max Co., Ltd.	23,000	248,341
Maxvalu Tokai Co., Ltd.	11,600	145,745
Mazda Motor Corp.	656,000	1,703,012
MEC Co., Ltd.	20,100	129,201
*Mediceo Paltac Holdings Co., Ltd.	53,300	665,785
Megachips Corp.	6,100	141,850
#Meidensha Corp.	140,000	834,666
*MEIJI Holdings Co., Ltd.	31,410	1,268,018
*Meiji Machine Co., Ltd.	40,000	23,978
#Meiji Shipping Co., Ltd.	6,200	33,089
Meitec Corp.	3,800	69,084
#Meito Sangyo Co., Ltd.	5,800	78,511
Meito Transportation Co., Ltd.	1,300	11,219
*Meiwa Estate Co., Ltd.	23,600	142,508
#*Meiwa Trading Co., Ltd.	18,000	37,343
Melco Holdings, Inc.	9,600	142,577
Mercian Corp.	84,000	193,228
Mesco, Inc.	6,000	29,897
Michinoku Bank, Ltd. (The)	126,000	284,334
Mikuni Coca-Cola Bottling Co., Ltd.	41,800	344,338
Mikuni Corp.	7,000	9,436
Milbon Co., Ltd.	4,400	95,262
Mimasu Semiconductor Industry Co., Ltd.	15,400	223,283
*Minato Bank, Ltd. (The)	193,000	274,233
Minebea Co., Ltd.	142,000	573,855
Ministop Co., Ltd.	7,900	129,168
#Miraca Holdings, Inc.	20,800	518,163
Miroku Jyoho Service Co., Ltd.	9,000	19,932
*Misawa Homes Co., Ltd.	17,200	64,174
Misawa Resort Co., Ltd.	3,000	4,875
Misumi Group, Inc.	9,000	147,154
Mitani Corp.	6,000	45,380
Mito Securities Co., Ltd.	55,000	167,442
*Mitsuba Corp.	36,000	129,032
#*Mitsubishi Cable Industries, Ltd.	147,000	143,825
Mitsubishi Chemical Holdings Corp.	449,000	2,009,567
Mitsubishi Corp.	350,500	6,960,130
#Mitsubishi Electric Corp.	186,000	1,355,346
Mitsubishi Estate Co., Ltd.	37,073	615,336
Mitsubishi Gas Chemical Co., Inc.	292,000	1,793,841
Mitsubishi Heavy Industries, Ltd.	548,000	2,184,294
Mitsubishi Kakoki Kaisha, Ltd.	32,000	85,498
Mitsubishi Logistics Corp.	68,000	841,127
*Mitsubishi Materials Corp.	494,160	1,334,443
#*Mitsubishi Motors Corp.	357,000	657,319
Mitsubishi Paper Mills, Ltd.	254,000	358,091

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Pencil Co., Ltd.	35,900	$423,728
#Mitsubishi Rayon Co., Ltd.	306,452	834,847
Mitsubishi Steel Manufacturing Co., Ltd.	89,000	196,634
#Mitsubishi Tanabe Pharma Corp.	74,000	879,086
Mitsubishi UFJ Financial Group, Inc.	983,100	6,003,965
Mitsubishi UFJ Financial Group, Inc. ADR	1,193,338	7,398,696
#Mitsuboshi Belting, Ltd.	68,000	295,792
Mitsui & Co., Ltd.	19,000	236,741
Mitsui & Co., Ltd. Sponsored ADR	15,592	3,885,370
#Mitsui Chemicals, Inc.	400,065	1,465,216
#Mitsui Engineering and Shipbuilding Co., Ltd.	391,000	984,526
Mitsui Fudosan Co., Ltd.	31,000	567,689
Mitsui High-Tec, Inc.	28,800	371,759
Mitsui Home Co., Ltd.	46,000	259,675
Mitsui Knowledge Industry Co., Ltd.	1,115	216,266
#Mitsui Matsushima Co., Ltd.	92,000	122,823
*Mitsui Mining and Smelting Co., Ltd.	588,000	1,614,680
Mitsui O.S.K. Lines, Ltd.	342,000	2,074,708
Mitsui Sugar Co., Ltd.	46,000	151,906
Mitsui Sumitomo Insurance Group Holdings, Inc.	79,700	2,035,878
#Mitsui-Soko Co., Ltd.	52,000	206,878
#Mitsumi Electric Co., Ltd.	48,200	1,180,326
Mitsumura Printing Co., Ltd.	15,000	53,320
Mitsuuroko Co., Ltd.	32,300	196,311
#Miura Co., Ltd.	15,800	380,184
*Miyaji Engineering Group	31,000	29,669
#*Miyakoshi Corp.	3,900	29,942
Miyazaki Bank, Ltd. (The)	123,000	482,949
Miyoshi Oil & Fat Co., Ltd.	76,000	113,519
Miyuki Keori Co., Ltd.	8,000	29,465
#Mizuho Financial Group, Inc.	1,009,000	2,319,667
*Mizuho Investors Securities Co., Ltd.	231,000	281,805
Mizuho Securities Co., Ltd.	382,000	1,389,598
*Mizuho Trust & Banking Co., Ltd.	100,000	128,402
Mizuno Corp.	107,000	481,393
Mochida Pharmaceutical Co., Ltd.	20,000	190,832
Modec, Inc.	4,200	72,188
#Monex Group, Inc.	984	445,978
#Mori Seiki Co., Ltd.	42,500	474,456
Morinaga & Co., Ltd.	98,000	205,487
Morinaga Milk Industry Co., Ltd.	218,000	902,538
#Morita Holdings Corp.	43,000	178,002
Morozoff, Ltd.	48,000	156,796
Mory Industries, Inc.	42,000	93,542
MOS Food Services, Inc.	13,000	212,556
Moshi Moshi Hotline, Inc.	900	17,144
MR Max Corp.	35,900	191,539
Murata Manufacturing Co., Ltd.	38,200	1,860,491
Musashino Bank, Ltd.	41,700	1,462,155
#*Mutoh Holdings Co., Ltd.	43,000	71,011
Mutow Co., Ltd.	26,100	112,813
#Nabtesco Corp.	36,000	407,261
NAC Co., Ltd.	3,300	30,252
Nachi-Fujikoshi Corp.	206,000	421,659
Nagano Bank, Ltd. (The)	71,000	166,088
Nagase & Co., Ltd.	74,000	835,354
Nagatanien Co., Ltd.	6,000	55,558
Nagoya Railroad Co., Ltd.	179,000	592,771
#*Naigai Co., Ltd.	28,000	15,633
Nakabayashi Co., Ltd.	56,000	129,867
Nakamuraya Co., Ltd.	17,000	83,614

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nakano Corp.	18,000	$32,348
Nakayama Steel Works, Ltd.	114,000	243,222
#Namco Bandai Holdings, Inc.	107,700	1,207,337
Nankai Electric Railway Co., Ltd.	12,000	52,696
#Nanto Bank, Ltd. (The)	162,000	952,457
NEC Capital Solutions, Ltd.	18,800	262,598
*NEC Corp.	826,800	2,886,460
*NEC Electronics Corp.	25,800	264,011
NEC Fielding, Ltd.	12,800	182,725
NEC Mobiling, Ltd.	12,000	244,613
NEC System Integration & Construction, Ltd.	11,400	146,305
*NEC Tokin Corp.	35,000	88,606
Net One Systems Co., Ltd.	272	478,074
*Netmarks, Inc.	32	10,091
Neturen Co., Ltd.	35,900	246,279
#New Japan Radio Co., Ltd.	33,000	94,599
New Tachikawa Aircraft Co., Ltd.	1,600	78,526
#NGK Insulators, Ltd.	29,000	652,918
#NGK Spark Plug Co., Ltd.	130,000	1,428,317
NHK Spring Co., Ltd.	162,000	1,165,934
Nice Holdings, Inc.	88,000	177,037
Nichia Steel Works, Ltd.	47,000	165,366
Nichias Corp.	116,000	374,790
Nichiban Co., Ltd.	38,000	129,872
#Nichicon Corp.	69,200	1,044,644
Nichiha Corp.	22,900	175,305
Nichii Gakkan Co.	30,800	333,558
#Nichimo Co., Ltd.	15,000	26,559
*Nichimo Corp.	90,000	951
Nichirei Corp.	121,000	459,630
Nichireki Co., Ltd.	22,000	84,342
#Nidec Copal Corp.	14,400	154,786
Nidec Corp.	4,200	300,054
Nidec Corp. ADR	9,900	177,705
Nidec Sankyo Corp.	38,000	242,518
Nidec Tosok Corp.	6,200	47,274
Nifco, Inc.	53,800	980,480
#Nihon Chouzai Co., Ltd.	5,750	112,913
Nihon Dempa Kogyo Co., Ltd.	18,000	436,039
Nihon Eslead Corp.	5,700	57,519
#*Nihon Inter Electronics Corp.	19,200	44,580
Nihon Kagaku Sangyo Co., Ltd.	3,000	19,319
Nihon Kohden Corp.	13,200	183,501
Nihon Matai Co., Ltd.	9,000	9,412
#Nihon Nohyaku Co., Ltd.	23,000	212,060
Nihon Parkerizing Co., Ltd.	33,000	376,550
Nihon Spindle Manufacturing Co., Ltd.	46,000	76,403
Nihon Unisys, Ltd.	36,200	315,930
#Nikkiso Co., Ltd.	23,000	180,097
Nikko Co., Ltd.	28,000	84,788
Nikon Corp.	47,000	939,015
Nintendo Co., Ltd.	4,500	1,209,033
Nippo Corp.	55,000	436,439
Nippon Beet Sugar Manufacturing Co., Ltd.	144,000	357,934
*Nippon Carbide Industries Co., Inc.	29,000	29,621
Nippon Carbon Co., Ltd.	23,000	72,203
#Nippon Ceramic Co., Ltd.	18,700	241,892
Nippon Chemical Industrial Co., Ltd.	81,000	217,315
#Nippon Chemi-Con Corp.	132,000	470,896
#Nippon Chemiphar Co., Ltd.	5,000	17,970
Nippon Chutetsukan K.K.	15,000	21,313

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Chuzo K.K.	27,000	$31,782
Nippon Coke & Engineering Co., Ltd.	29,000	34,732
Nippon Concrete Industries Co., Ltd.	33,000	58,834
Nippon Denko Co., Ltd.	28,000	183,532
Nippon Densetsu Kogyo Co., Ltd.	49,000	520,213
Nippon Denwa Shisetu Co., Ltd.	52,000	156,089
Nippon Electric Glass Co., Ltd.	108,000	1,244,011
Nippon Express Co., Ltd.	248,000	1,135,392
Nippon Felt Co., Ltd.	15,100	65,179
Nippon Filcon Co., Ltd.	16,300	81,734
Nippon Fine Chemical Co., Ltd.	22,900	147,199
Nippon Flour Mills Co., Ltd.	150,000	721,735
#*Nippon Formula Feed Manufacturing Co., Ltd.	32,000	38,650
#Nippon Gas Co., Ltd.	16,800	252,054
Nippon Hume Corp.	31,000	94,514
Nippon Jogesuido Sekkei Co., Ltd.	82	81,751
Nippon Kanzai Co., Ltd.	2,800	42,447
Nippon Kasei Chemical Co., Ltd.	32,000	56,567
Nippon Kayaku Co., Ltd.	159,000	1,316,283
Nippon Kinzoku Co., Ltd.	61,000	103,226
Nippon Koei Co., Ltd.	78,000	266,292
Nippon Konpo Unyu Soko Co., Ltd.	57,000	683,637
Nippon Koshuha Steel Co., Ltd.	90,000	94,532
*Nippon Light Metal Co., Ltd.	606,000	591,633
#Nippon Meat Packers, Inc.	69,000	844,113
#Nippon Metal Industry Co., Ltd.	146,000	305,646
Nippon Mining Holdings, Inc.	377,500	1,790,753
Nippon Oil Corp.	536,000	2,835,328
#Nippon Paint Co., Ltd.	191,000	989,820
#Nippon Paper Group, Inc.	52,500	1,350,852
Nippon Parking Development Co., Ltd.	143	8,281
Nippon Pillar Packing Co., Ltd.	22,000	79,185
#*Nippon Piston Ring Co., Ltd.	77,000	84,524
Nippon Road Co., Ltd. (The)	88,000	218,667
Nippon Seiki Co., Ltd.	41,000	502,886
Nippon Seiro Co., Ltd.	14,000	23,904
Nippon Seisen Co., Ltd.	31,000	90,693
Nippon Sheet Glass Co., Ltd.	430,000	1,279,200
Nippon Shinyaku Co., Ltd.	66,000	863,671
#Nippon Shokubai Co., Ltd.	115,000	939,323
Nippon Signal Co., Ltd.	82,600	764,641
Nippon Soda Co., Ltd.	162,000	795,371
Nippon Steel Corp.	390,000	1,552,494
Nippon Steel Trading Co., Ltd.	66,000	114,577
Nippon Suisan Kaisha, Ltd.	240,800	658,617
Nippon Synthetic Chemical Industry Co., Ltd. (The)	65,000	319,322
Nippon Telegraph & Telephone Corp.	5,100	210,527
Nippon Telegraph & Telephone Corp. ADR	57,300	1,183,245
Nippon Thompson Co., Ltd.	82,000	393,467
Nippon Tungsten Co., Ltd.	10,000	16,746
Nippon Valqua Industries, Ltd.	49,000	100,375
Nippon Yakin Kogyo Co., Ltd.	133,500	684,590
Nippon Yusen K.K.	262,000	1,115,404
Nippon Yusoki Co., Ltd.	29,000	74,543
Nipponkoa Insurance Co., Ltd.	132,000	785,005
Nipro Corp.	63,000	1,296,242
#*NIS Group Co., Ltd.	191,604	90,702
*NIS Group Co., Ltd. ADR	30,800	7,281
Nishimatsu Construction Co., Ltd.	316,000	432,872
Nishimatsuya Chain Co., Ltd.	15,800	161,185
Nishi-Nippon Bank, Ltd.	543,000	1,375,227

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nishi-Nippon Railroad Co., Ltd.	148,000	$554,328
Nishishiba Electric Co., Ltd.	10,000	17,598
Nissan Chemical Industries, Ltd.	20,000	267,938
Nissan Motor Co., Ltd.	538,200	3,905,156
Nissan Shatai Co., Ltd.	89,000	818,417
Nissay Dowa General Insurance Co., Ltd.	104,000	486,676
Nissei Corp.	20,100	141,970
Nissei Plastic Industrial Co., Ltd.	7,600	22,352
Nissen Holdings Co., Ltd.	25,500	81,295
#Nissha Printing Co., Ltd.	7,900	430,965
Nisshin Fudosan Co., Ltd.	9,100	36,875
Nisshin Oillio Group, Ltd. (The)	145,000	769,950
Nisshin Seifun Group, Inc.	51,700	627,532
Nisshin Steel Co., Ltd.	564,000	1,074,068
Nisshinbo Holdings, Inc.	97,000	1,236,252
Nissin Corp.	82,000	206,536
#Nissin Electric Co., Ltd.	32,000	171,090
Nissin Foods Holdings Co., Ltd.	17,575	560,168
Nissin Kogyo Co., Ltd.	40,300	565,319
Nissin Sugar Manufacturing Co., Ltd.	32,000	66,900
Nissui Pharmaceutical Co., Ltd.	17,700	151,767
Nitchitsu Co., Ltd.	11,000	26,855
Nitori Co., Ltd.	4,500	322,854
Nitta Corp.	25,400	380,180
Nittan Valve Co., Ltd.	24,000	85,976
Nittetsu Mining Co., Ltd.	66,000	286,949
Nitto Boseki Co., Ltd.	291,000	514,880
Nitto Denko Corp.	60,600	1,938,755
Nitto Electric Works, Ltd.	32,600	296,513
Nitto FC Co., Ltd.	5,000	28,493
Nitto Kohki Co., Ltd.	7,000	144,942
Nitto Seiko Co., Ltd.	38,000	102,073
*Nittoc Construction Co., Ltd.	29,000	19,786
NOF Corp.	141,000	627,633
Nohmi Bosai, Ltd.	30,000	255,797
*NOK Corp.	84,600	1,032,704
Nomura Co., Ltd.	52,000	147,833
Nomura Holdings, Inc.	107,000	937,486
Nomura Holdings, Inc. ADR	319,306	2,813,086
Nomura Real Estate Holdings, Inc.	32,200	564,468
Nomura Research Institute, Ltd.	8,500	210,063
Noritake Co., Ltd.	128,000	428,091
#Noritsu Koki Co., Ltd.	19,600	170,507
#Noritz Corp.	18,300	204,378
Nosan Corp.	8,000	27,594
NS Solutions Corp.	13,300	236,347
#NSD Co., Ltd.	28,300	296,104
NSK, Ltd.	333,000	1,796,462
NTN Corp.	320,000	1,286,681
NTT Data Corp.	81	272,362
NTT DoCoMo, Inc.	1,077	1,555,378
NTT DoCoMo, Inc. Sponsored ADR	44,600	644,024
*Oak Capital Corp.	101,000	20,127
Obayashi Corp.	357,000	1,584,620
Obayashi Road Corp.	18,000	37,152
#Obic Co., Ltd.	2,170	369,741
Odakyu Electric Railway Co., Ltd.	50,000	430,564
Oenon Holdings, Inc.	36,000	76,247
Ogaki Kyoritsu Bank, Ltd. (The)	154,000	678,288
*OHARA, Inc.	9,500	133,675
Oie Sangyo Co., Ltd.	1,200	9,994

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oiles Corp.	13,968	$219,609
Oita Bank, Ltd. (The)	107,000	535,514
#Oji Paper Co., Ltd.	272,000	1,178,460
Okabe Co., Ltd.	49,700	191,975
Okamoto Industries, Inc.	37,000	134,739
Okamoto Machine Tool Works, Ltd.	24,000	27,483
Okamura Corp.	77,000	479,492
Okano Valve Manufacturing Co.	4,000	34,744
#Okasan Securities Group, Inc.	102,000	518,860
Okaya Electric Industries Co., Ltd.	4,400	13,636
Oki Electric Cable Co., Ltd.	12,000	18,936
*Oki Electric Industry Co., Ltd.	561,000	597,106
Okinawa Electric Power Co., Ltd.	6,280	330,207
#OKK Corp.	71,000	66,460
#OKUMA Corp.	147,000	659,644
#Okumura Corp.	204,000	847,943
*Okura Industrial Co., Ltd.	59,000	151,861
Okuwa Co., Ltd.	15,000	168,683
Olympic Corp.	21,300	136,253
Olympus Corp.	14,000	400,806
O-M, Ltd.	7,000	25,303
*Omikenshi Co., Ltd.	24,000	17,735
Omron Corp.	49,800	793,257
Ono Pharmaceutical Co., Ltd.	17,900	789,033
Ono Sokki Co., Ltd.	25,000	102,921
Onoken Co., Ltd.	15,600	162,241
#Onward Holdings Co., Ltd.	98,000	696,332
#Oracle Corp. Japan	3,200	128,483
Organo Corp.	20,000	145,636
Oriental Land Co., Ltd.	5,200	347,735
*Oriental Shiraishi Corp.	9,700	102
Oriental Yeast Co., Ltd.	11,000	60,393
Origin Electric Co., Ltd.	22,000	67,617
Osaka Gas Co., Ltd.	129,000	429,353
Osaka Organic Chemical Industry, Ltd.	5,000	18,621
Osaka Steel Co., Ltd.	18,300	314,594
#Osaka Titanium Technologies Co., Ltd.	2,100	72,309
#Osaki Electric Co., Ltd.	17,000	185,998
#OSG Corp.	30,600	280,251
Otsuka Corp.	5,000	259,998
Oyo Corp.	23,800	237,832
#*P.S. Mitsubishi Construction Co., Ltd.	24,000	99,121
Pacific Industrial Co., Ltd.	50,000	225,928
Pacific Metals Co., Ltd.	105,000	833,461
Pack Corp. (The)	7,900	122,317
PanaHome Corp.	104,000	607,421
Panasonic Corp.	195,000	3,082,248
Panasonic Corp. Sponsored ADR	204,353	3,230,821
#Panasonic Electric Works Co., Ltd.	124,000	1,310,295
Paramount Bed Co., Ltd.	19,800	311,500
Parco Co., Ltd.	32,000	278,543
#Paris Miki Holdings, Inc.	17,000	166,237
Park24 Co., Ltd.	18,700	156,326
*Pasco Corp.	45,000	83,985
Pasona Group, Inc.	105	71,184
PCA Corp.	1,000	9,801
*Penta-Ocean Construction Co., Ltd.	288,500	390,473
*PIA Corp.	700	8,981
#Pigeon Corp.	8,600	308,965
Pilot Corp.	65	77,714
Piolax, Inc.	11,900	204,265

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Pioneer Electronic Corp.	176,400	$513,261
*Plenus Co., Ltd.	8,200	119,238
*Point, Inc.	1,550	83,358
*Poplar Co., Ltd.	3,500	24,518
Press Kogyo Co., Ltd.	109,000	189,872
Prima Meat Packers, Ltd.	113,000	127,535
Pronexus, Inc.	15,900	122,400
#Q.P. Corp.	51,400	536,575
*Radia Holdings, Inc.	458	612
Raito Kogyo Co., Ltd.	52,100	137,603
#*Rasa Industries, Ltd.	80,000	100,883
#Rengo Co., Ltd.	128,000	801,842
*Renown, Inc.	41,900	93,242
#Resona Holdings, Inc.	29,400	432,034
#Resorttrust, Inc.	19,100	214,832
Rheon Automatic Machinery Co., Ltd.	4,000	10,887
#*Rhythm Watch Co., Ltd.	136,000	201,849
Ricoh Co., Ltd.	160,000	2,083,095
Ricoh Leasing Co., Ltd.	14,700	290,776
Right On Co., Ltd.	8,800	87,894
Riken Corp.	103,000	322,841
Riken Keiki Co., Ltd.	21,000	145,041
Riken Technos Corp.	58,000	125,880
Riken Vitamin Co., Ltd.	11,400	322,588
#*Ringer Hut Co., Ltd.	2,800	35,657
Rinnai Corp.	17,400	757,726
#RISA Partners, Inc.	249	219,237
Rock Field Co., Ltd.	9,600	119,801
Rohm Co., Ltd.	43,300	3,207,239
Rohto Pharmaceutical Co., Ltd.	25,000	265,389
Roland Corp.	23,100	271,976
#Roland DG Corp.	7,900	113,078
#Round One Corp.	48,000	444,174
Royal Co., Ltd.	42,100	457,253
Ryobi, Ltd.	154,000	397,332
Ryoden Trading Co., Ltd.	38,000	223,245
Ryohin Keikaku Co., Ltd.	9,175	380,461
Ryosan Co., Ltd.	33,600	860,664
Ryoshoku, Ltd.	9,000	205,917
Ryoyo Electro Corp.	25,400	216,872
S Foods, Inc.	27,000	236,539
*S Science Co., Ltd.	175,000	3,702
S.T. Chemical Co., Ltd.	8,000	84,492
*Sagami Chain Co., Ltd.	8,000	71,186
#Sagami Railway Co., Ltd.	33,000	138,653
Saibu Gas Co., Ltd.	124,000	330,990
Saint Marc Holdings Co., Ltd.	2,300	73,591
#Saizeriya Co., Ltd.	17,500	276,416
Sakai Chemical Industry Co., Ltd.	104,000	435,579
Sakai Heavy Industries, Ltd.	40,000	65,572
*Sakai Ovex Co., Ltd.	51,000	49,904
Sakata INX Corp.	57,000	222,410
#Sakata Seed Corp.	44,300	658,832
#Sala Corp.	58,500	317,476
San-Ai Oil Co., Ltd.	59,000	275,861
*Sanden Corp.	126,000	353,045
Sanei-International Co., Ltd.	13,000	141,957
San-in Godo Bank, Ltd. (The)	122,000	1,147,270
#*Sanix, Inc.	16,900	19,919
Sankei Building Co., Ltd.	29,100	191,128
#Sanken Electric Co., Ltd.	121,000	475,559

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sanki Engineering Co., Ltd.	63,000	$493,225
#Sanko Metal Industrial Co., Ltd.	18,000	63,492
Sankyo Co., Ltd.	11,700	695,473
Sankyo Seiko Co., Ltd.	54,300	130,287
*Sankyo-Tateyama Holdings, Inc.	281,000	250,990
Sankyu, Inc.	114,000	429,707
Sanoh Industrial Co., Ltd.	34,100	206,103
Sanrio Co., Ltd.	11,500	97,283
Sanshin Electronics Co., Ltd.	29,000	256,556
*Sansui Electric Co., Ltd.	624,000	39,313
Santen Pharmaceutical Co., Ltd.	14,600	452,931
Sanwa Holdings Corp.	111,000	400,640
#Sanyo Chemical Industries, Ltd.	33,000	185,676
Sanyo Denki Co., Ltd.	47,000	188,291
#*Sanyo Electric Co., Ltd.	365,000	813,034
Sanyo Housing Nagoya Co., Ltd.	93	96,193
Sanyo Industries, Ltd.	10,000	17,500
#Sanyo Shokai, Ltd.	49,000	162,136
Sanyo Special Steel Co., Ltd.	130,000	525,884
#*Sapporo Hokuyo Holdings, Inc.	237,500	801,098
Sapporo Holdings, Ltd.	48,000	289,029
Sasebo Heavy Industries Co., Ltd.	32,000	64,579
Sato Corp.	13,000	112,702
Sato Shoji Corp.	19,700	104,380
Satori Electric Co., Ltd.	15,400	95,689
*Saxa Holdings, Inc.	55,000	121,613
#SBI Holdings, Inc.	13,350	2,684,802
Secom Co., Ltd.	13,300	567,893
Secom Joshinetsu Co., Ltd.	1,500	29,571
Secom Techno Service Co., Ltd.	5,500	153,640
Sega Sammy Holdings, Inc.	54,612	717,906
Seibu Electric Industry Co., Ltd.	16,000	76,293
Seika Corp.	55,000	127,934
Seikagaku Corp.	14,900	170,075
*Seikitokyu Kogyo Co., Ltd.	36,000	21,974
Seiko Epson Corp.	57,200	874,791
#Seiko Holdings Corp.	84,000	215,669
Seino Holdings Co., Ltd.	197,000	1,538,698
#Seiren Co., Ltd.	60,100	332,752
Sekisui Chemical Co., Ltd.	257,000	1,513,209
Sekisui House, Ltd.	189,000	1,774,312
Sekisui Jushi Co., Ltd.	38,000	306,946
Sekisui Plastics Co., Ltd.	90,000	340,814
Senko Co., Ltd.	37,000	136,248
Senshu Electric Co., Ltd.	9,500	120,931
Senshukai Co., Ltd.	41,400	276,310
Seven & I Holdings Co., Ltd.	139,052	3,257,634
#Sharp Corp.	309,000	3,416,737
#Shibaura Mechatronics Corp.	24,000	95,524
#Shibusawa Warehouse Co., Ltd.	26,000	99,292
Shibuya Kogyo Co., Ltd.	7,300	59,693
Shiga Bank, Ltd.	179,000	1,104,873
#Shikibo, Ltd.	110,000	197,755
Shikoku Bank, Ltd.	125,000	452,351
Shikoku Chemicals Corp.	54,000	274,509
Shikoku Coca-Cola Bottling Co., Ltd.	21,800	213,807
#Shikoku Electric Power Co., Inc.	12,100	362,374
#Shima Seiki Manufacturing Co., Ltd.	24,400	611,512
Shimachu Co., Ltd.	22,700	480,746
Shimadzu Corp.	78,000	601,907
Shimamura Co., Ltd.	7,500	676,551

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Shimano, Inc.	8,200	$330,215
Shimizu Bank, Ltd.	8,100	316,376
Shimizu Corp.	170,000	695,444
Shin Nippon Air Technologies Co., Ltd.	22,800	165,320
Shinagawa Refractories Co., Ltd.	60,000	151,082
Shindengen Electric Manufacturing Co., Ltd.	82,000	190,520
Shin-Etsu Chemical Co., Ltd.	22,900	1,228,192
#Shin-Etsu Polymer Co., Ltd.	51,000	323,777
Shinkawa, Ltd.	18,200	277,413
Shin-Keisei Electric Railway Co., Ltd.	25,000	91,280
Shinko Electric Industries Co., Ltd.	43,600	684,096
Shinko Plantech Co., Ltd.	9,000	73,359
Shinko Shoji Co., Ltd.	21,100	190,489
Shinko Wire Co., Ltd.	47,000	85,956
#Shin-Kobe Electric Machinery Co., Ltd.	14,000	145,169
Shinmaywa Industries, Ltd.	104,000	378,784
Shinnihon Corp.	17,600	28,343
#*Shinsei Bank, Ltd.	708,000	1,046,902
Shinsho Corp.	48,000	79,149
#Shinwa Kaiun Kaisha, Ltd.	77,000	223,730
Shinyei Kaisha	5,000	8,121
Shionogi & Co., Ltd.	54,000	1,109,440
Shiroki Co., Ltd.	81,000	155,264
Shiseido Co., Ltd.	18,000	293,591
Shizuki Electric Co., Inc.	19,000	94,918
Shizuoka Bank, Ltd.	81,000	794,683
Shizuoka Gas Co., Ltd.	33,500	218,476
#Sho-Bond Corp.	8,200	154,696
Shobunsha Publications, Inc.	17,200	111,947
Shochiku Co., Ltd.	39,000	322,985
#Shoko Co., Ltd.	47,000	55,341
#Showa Aircraft Industry Co., Ltd.	11,000	82,342
Showa Corp.	55,300	310,873
Showa Denko K.K.	897,000	1,664,050
Showa Sangyo Co., Ltd.	46,000	139,497
Showa Shell Sekiyu K.K.	60,500	674,455
Siix Corp.	14,800	74,857
#*Silver Seiko, Ltd.	119,000	10,069
Sinanen Co., Ltd.	50,000	250,258
Sinfonia Technology Co., Ltd.	48,000	118,832
Sintokogio, Ltd.	55,900	389,114
SKY Perfect JSAT Holdings, Inc.	1,237	462,292
SMC Corp.	5,100	573,627
SMK Corp.	69,000	387,761
Snow Brand Milk Products Co., Ltd.	73,000	240,910
SNT Corp.	29,300	86,901
Soda Nikka Co., Ltd.	13,000	41,392
*Sodick Co., Ltd.	57,100	143,616
Soft99 Corp.	7,500	36,049
Softbank Corp.	34,600	732,827
Sogo Medical Co., Ltd.	2,900	64,179
#Sohgo Security Services Co., Ltd.	57,400	646,548
Sojitz Corp.	932,700	1,938,337
#Sompo Japan Insurance, Inc.	361,000	2,384,139
Sonton Food Industry Co., Ltd.	3,000	19,970
Sony Corp.	2,000	55,746
Sony Corp. Sponsored ADR	257,200	7,191,312
Sony Financial Holdings, Inc.	56	172,482
Sorun Corp.	19,100	107,228
Sotoh Co., Ltd.	6,300	79,654
Space Co., Ltd.	3,700	24,796

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
SPK Corp.	5,700	$71,248
Square Enix Holdings Co., Ltd.	11,300	250,303
SRA Holdings, Inc.	9,300	80,860
SRI Sports, Ltd.	140	108,156
#SSP Co., Ltd.	29,000	149,120
Stanley Electric Co., Ltd.	83,100	1,712,182
Star Micronics Co., Ltd.	36,800	372,784
Starzen Corp.	51,000	118,399
#Stella Chemifa Corp.	7,000	256,570
Subaru Enterprise Co., Ltd.	9,000	27,279
#Sugi Holdings Co., Ltd.	4,800	102,091
Sugimoto & Co., Ltd.	10,300	98,453
Sumco Corp.	45,660	850,951
Sumida Corp.	19,700	128,589
Suminoe Textile Co., Ltd.	70,000	112,367
#*Sumiseki Holdings, Inc.	11,700	12,699
Sumisho Computer Systems Corp.	15,500	261,339
Sumitomo Bakelite Co., Ltd.	205,000	1,150,854
Sumitomo Chemical Co., Ltd.	675,000	3,329,629
Sumitomo Corp.	268,400	2,640,667
Sumitomo Densetsu Co., Ltd.	26,900	138,349
Sumitomo Electric Industries, Ltd.	276,900	3,435,048
Sumitomo Forestry Co., Ltd.	90,200	716,793
Sumitomo Heavy Industries, Ltd.	335,000	1,607,825
*Sumitomo Light Metal Industries, Ltd.	341,000	333,336
Sumitomo Metal Industries, Ltd.	191,000	472,998
#Sumitomo Metal Mining Co., Ltd.	166,000	2,496,314
#*Sumitomo Mitsui Construction Co., Ltd.	140,400	143,777
#Sumitomo Mitsui Financial Group, Inc.	117,600	5,005,920
#Sumitomo Osaka Cement Co., Ltd.	395,000	749,224
Sumitomo Pipe & Tube Co., Ltd.	29,500	162,403
#Sumitomo Precision Products Co., Ltd.	49,000	187,827
#Sumitomo Real Estate Sales Co., Ltd.	4,370	193,960
Sumitomo Realty & Development Co., Ltd.	26,000	533,130
Sumitomo Rubber Industries, Ltd.	97,300	842,437
Sumitomo Seika Chemicals Co., Ltd.	52,000	213,782
Sumitomo Trust & Banking Co., Ltd.	416,000	2,267,617
Sumitomo Warehouse Co., Ltd.	192,000	810,041
#Sun Wave Corp.	26,000	80,571
#Sundrug Co., Ltd.	6,000	134,083
#SUNX, Ltd.	28,200	93,757
Suruga Bank, Ltd.	69,000	729,186
*Suzuken Co., Ltd.	38,100	1,146,513
*Suzuki Metal Industry Co., Ltd.	16,000	32,915
Suzuki Motor Corp.	49,700	1,249,853
*SWCC Showa Holdings Co., Ltd.	271,000	316,383
*SxL Corp.	28,000	17,170
Sysmex Corp.	3,500	133,747
SystemPro Co., Ltd.	60	28,303
T&D Holdings, Inc.	30,250	882,938
#T. Hasegawa Co., Ltd.	12,400	175,444
Tachibana Eletech Co., Ltd.	17,700	153,456
Tachi-S Co., Ltd.	25,500	231,494
Tadano, Ltd.	52,421	250,262
Taihei Dengyo Kaisha, Ltd.	17,000	167,148
Taihei Kogyo Co., Ltd.	59,000	173,257
#Taiheiyo Cement Corp.	926,000	1,394,525
#*Taiheiyo Kaiun Co., Ltd.	16,000	16,666
Taiho Kogyo Co., Ltd.	24,300	175,678
Taikisha, Ltd.	17,000	186,428
Taisei Corp.	578,000	1,307,100

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Taisei Lamick Co., Ltd.	900	$20,843
Taisei Rotec Corp.	88,000	136,318
Taisho Pharmaceutical Co., Ltd.	33,000	633,416
Taiyo Nippon Sanso Corp.	55,000	525,926
#Taiyo Yuden Co., Ltd.	103,000	1,400,997
Takagi Securities Co., Ltd.	15,000	32,061
Takamatsu Construction Group	10,200	162,550
Takano Co., Ltd.	14,200	92,094
#Takaoka Electric Manufacturing Co., Ltd.	84,000	264,112
#Takara Holdings, Inc.	70,000	465,222
Takara Printing Co., Ltd.	8,900	77,713
Takara Standard Co., Ltd.	91,000	538,855
Takasago International Corp.	35,000	188,181
Takasago Thermal Engineering Co., Ltd.	43,000	378,540
*Takashima & Co., Ltd.	14,000	21,171
#*Takashimaya Co., Ltd.	234,000	1,922,112
Takata Corp.	29,400	513,317
#*TAKE AND GIVE NEEDS Co., Ltd.	1,000	127,782
Takeda Pharmaceutical Co., Ltd.	47,800	1,925,610
Takiron Co., Ltd.	59,000	186,064
Takisawa Machine Tool Co., Ltd.	21,000	17,671
*Takuma Co., Ltd.	73,000	176,023
Tamura Corp.	74,000	291,359
#*Tasaki Shinju Co., Ltd.	18,000	22,951
Tatsuta Electric Wire & Cable Co., Ltd.	64,000	158,244
Tayca Corp.	33,000	99,235
TBK Co., Ltd.	7,000	13,018
*TCM Corp.	97,000	137,935
#TDK Corp.	4,600	240,626
TDK Corp. Sponsored ADR	48,131	2,517,251
#*Teac Corp.	26,000	14,226
Techno Associe Co., Ltd.	3,000	21,486
Techno Ryowa, Ltd.	8,870	51,932
*Tecmo Koei Holdings Co., Ltd.	19,160	147,408
#Teijin, Ltd.	515,750	1,629,194
#Teikoku Electric Manufacturing Co., Ltd.	4,500	102,851
Teikoku Piston Ring Co., Ltd.	21,500	99,685
Teikoku Tsushin Kogyo Co., Ltd.	43,000	117,019
*Tekken Corp.	142,000	137,222
#Telepark Corp.	40	60,160
#Tenma Corp.	22,100	265,000
Terumo Corp.	7,800	395,250
THK Co., Ltd.	85,700	1,401,759
Tigers Polymer Corp.	4,000	17,106
TKC Corp.	9,600	184,924
Toa Corp.	209,000	272,384
Toa Doro Kogyo Co., Ltd.	47,000	85,096
Toa Oil Co., Ltd.	101,000	136,233
Toabo Corp.	53,000	42,990
Toagosei Co., Ltd.	114,000	344,919
*Tobishima Corp.	214,000	92,317
#Tobu Railway Co., Ltd.	173,000	1,049,298
Tobu Store Co., Ltd.	25,000	81,194
TOC Co., Ltd.	53,500	219,681
Tocalo Co., Ltd.	12,700	229,975
Tochigi Bank, Ltd.	122,000	587,724
Toda Corp.	140,000	533,149
#Toda Kogyo Corp.	47,000	179,577
Todentu Corp.	19,000	36,274
Toei Co., Ltd.	18,000	94,366
Toenec Corp.	42,000	243,151

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toho Bank, Ltd.	150,000	$677,373
Toho Co., Ltd. (6895200)	26,000	462,103
Toho Co., Ltd. (6895211)	21,000	71,581
Toho Gas Co., Ltd.	108,000	434,438
Toho Real Estate Co., Ltd.	22,600	115,364
#Toho Titanium Co., Ltd.	4,800	77,477
Toho Zinc Co., Ltd.	147,000	610,702
Tohoku Bank, Ltd.	73,000	119,325
Tohto Suisan Co., Ltd.	11,000	17,401
Tohuku Electric Power Co., Inc.	26,300	547,210
#Tokai Carbon Co., Ltd.	102,000	542,936
Tokai Corp.	18,000	81,309
*Tokai Kanko Co., Ltd.	114,000	45,574
Tokai Lease Co., Ltd.	14,000	22,121
Tokai Rika Co., Ltd.	52,900	1,051,047
Tokai Rubber Industries, Ltd.	37,200	472,414
#Tokai Tokyo Financial Holdings, Inc.	124,000	452,321
Tokio Marine Holdings, Inc.	60,612	1,747,208
Tokio Marine Holdings, Inc. ADR	63,004	1,817,665
*Toko, Inc.	87,000	153,718
Tokushima Bank, Ltd.	73,000	381,977
Tokushu Tokai Holdings Co., Ltd.	119,380	318,597
#Tokuyama Corp.	126,000	947,501
Tokyo Denpa Co., Ltd.	2,200	16,029
Tokyo Dome Corp.	73,000	230,860
Tokyo Electric Power Co., Ltd.	67,600	1,730,574
Tokyo Electron Device, Ltd.	92	119,484
Tokyo Electron, Ltd.	24,800	1,292,125
Tokyo Energy & Systems, Inc.	34,000	276,632
Tokyo Gas Co., Ltd.	138,000	505,836
Tokyo Kaikan Co., Ltd.	2,000	7,824
Tokyo Keiki, Inc.	79,000	104,806
#Tokyo Kikai Seisakusho, Ltd.	21,000	40,303
Tokyo Ohka Kogyo Co., Ltd.	56,200	1,198,334
Tokyo Radiator Manufacturing Co. Ltd.	8,200	16,617
Tokyo Rakutenchi Co., Ltd.	26,000	104,791
Tokyo Rope Manufacturing Co., Ltd.	75,000	233,713
Tokyo Sangyo Co., Ltd.	24,500	75,077
#Tokyo Seimitsu Co., Ltd.	42,600	586,616
Tokyo Steel Manufacturing Co., Ltd.	77,500	855,363
Tokyo Style Co., Ltd.	63,000	505,464
Tokyo Tatemono Co., Ltd.	203,000	988,400
Tokyo Tekko Co., Ltd.	44,000	142,570
Tokyo Theatres Co., Inc.	31,000	58,567
#Tokyo Tomin Bank, Ltd.	33,500	625,022
#Tokyotokeiba Co., Ltd.	66,000	106,262
Tokyu Community Corp.	9,900	218,542
*Tokyu Construction Co., Ltd.	83,650	249,584
Tokyu Corp.	119,000	580,602
#Tokyu Land Corp.	291,000	1,166,850
#Tokyu Livable, Inc.	9,700	95,873
Tokyu Recreation Co., Ltd.	6,000	33,378
Toli Corp.	61,000	135,018
Tomato Bank, Ltd.	122,000	294,722
Tomen Electronics Corp.	13,400	157,212
Tomoe Corp.	36,800	91,416
#*Tomoegawa Paper Co., Ltd.	7,000	16,207
Tomoku Co., Ltd.	88,000	193,661
Tomy Co., Ltd.	19,100	169,338
Tonami Holdings Co., Ltd.	88,000	244,731
TonenGeneral Sekiyu K.K.	28,000	267,145

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Tonichi Carlife Group, Inc.	22,000	$27,979
#Topcon Corp.	44,600	237,022
Toppan Forms Co., Ltd.	26,300	330,220
#Toppan Printing Co., Ltd.	184,000	1,872,953
Topre Corp.	46,000	391,933
Topy Industries, Ltd.	202,000	473,712
Toray Industries, Inc.	320,000	1,597,599
#*Tori Holdings Co., Ltd.	11,700	6,556
Torigoe Co., Ltd.	7,800	60,266
Torii Pharmaceutical Co., Ltd.	16,200	291,605
#Torishima Pump Manufacturing Co., Ltd.	9,000	129,038
Tose Co., Ltd.	3,800	26,855
Toshiba Corp.	227,000	1,001,851
Toshiba Machine Co., Ltd.	138,000	503,492
Toshiba Plant Kensetsu Co., Ltd.	23,000	276,322
*Toshiba TEC Corp.	133,000	567,683
Tosho Printing Co., Ltd.	75,000	188,096
#Tosoh Corp.	386,000	1,126,362
Totetsu Kogyo Co., Ltd.	33,000	208,110
#TOTO, Ltd.	124,000	848,045
#*Totoku Electric Co., Ltd.	18,000	20,079
#Tottori Bank, Ltd.	61,000	167,109
#*Touei Housing Corp.	7,300	43,531
Toukei Computer Co., Ltd.	3,200	37,456
#*Towa Bank, Ltd.	221,000	144,834
#*Towa Corp.	5,100	31,829
#Towa Pharmaceutical Co., Ltd.	3,200	160,344
Toyo Construction Co., Ltd.	135,000	76,676
Toyo Corp.	16,400	159,425
Toyo Electric Co., Ltd.	21,000	178,180
Toyo Engineering Corp.	67,000	208,417
Toyo Ink Manufacturing Co., Ltd.	187,000	611,445
Toyo Kanetsu K.K.	162,000	318,922
Toyo Kohan Co., Ltd.	63,000	243,418
Toyo Machinery & Metal Co., Ltd.	4,000	6,165
#Toyo Radiator Co., Ltd.	59,000	136,029
*Toyo Securities Co., Ltd.	74,000	190,190
Toyo Seikan Kaisha, Ltd.	94,400	2,017,334
Toyo Suisan Kaisha, Ltd.	20,000	498,428
#Toyo Tanso Co, Ltd.	2,100	110,671
*Toyo Tire & Rubber Co., Ltd.	166,000	360,556
#Toyo Wharf & Warehouse Co., Ltd.	64,000	106,045
#Toyobo Co., Ltd.	448,000	840,094
Toyoda Gosei Co., Ltd.	48,800	1,501,381
Toyota Auto Body Co., Ltd.	30,800	577,215
#Toyota Boshoku Corp.	46,700	908,672
Toyota Motor Corp. Sponsored ADR	245,769	20,688,834
Toyota Tsusho Corp.	91,225	1,394,476
#*Trans Cosmos, Inc.	24,000	303,683
Trend Micro, Inc.	5,500	189,207
Trend Micro, Inc. Sponsored ADR	3,540	121,953
Trinity Industrial Corp.	3,000	13,783
Trusco Nakayama Corp.	20,400	323,702
Tsubakimoto Chain Co.	161,000	553,737
Tsubakimoto Kogyo Co., Ltd.	24,000	58,813
Tsudakoma Corp.	60,000	108,570
#Tsugami Corp.	61,000	130,441
*Tsukamoto Co., Ltd.	18,000	18,791
Tsukishima Kikai Co., Ltd.	31,000	183,237
Tsumura & Co.	17,900	577,567
Tsurumi Manufacturing Co., Ltd.	25,000	171,328

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tsutsumi Jewelry Co., Ltd.	11,200	$225,167
Tsuzuki Denki Co., Ltd.	8,000	31,454
TV Asahi Corp.	226	346,581
TYK Corp.	34,000	75,637
Ube Industries, Ltd.	210,000	604,673
Ube Material Industries, Ltd.	61,000	155,534
Uchida Yoko Co., Ltd.	60,000	209,207
#Ulvac, Inc.	25,800	693,158
Uni-Charm Corp.	3,900	315,405
Unicharm Petcare Corp.	2,000	63,174
*Uniden Corp.	46,000	132,634
Unimat Offisco Corp.	22,700	214,049
Union Tool Co.	6,200	171,149
*Unitika, Ltd.	186,000	166,505
#UNY Co., Ltd.	161,000	1,307,223
#U-Shin, Ltd.	27,900	146,388
Ushio, Inc.	48,200	906,599
USS Co., Ltd.	3,430	213,796
Utoc Corp.	18,700	56,414
Valor Co., Ltd.	21,100	174,128
*Venture Link Co., Ltd.	53,300	10,605
*Vital Ksk Holdings, Inc.	36,200	198,168
#Wacoal Corp.	54,000	692,459
#*Wakachiku Construction Co., Ltd.	66,000	43,873
Wakamoto Pharmaceutical Co., Ltd.	7,000	25,897
Warabeya Nichiyo Co., Ltd.	6,000	72,177
Watabe Wedding Corp.	5,300	82,873
#Watami Food Service Co., Ltd.	5,400	106,534
West Japan Railway Co.	134	427,078
Wood One Co., Ltd.	39,000	111,767
Xebio Co., Ltd.	11,600	251,357
*Yachiyo Bank, Ltd.	10,700	311,143
#Yahagi Construction Co., Ltd.	17,000	110,364
Yahoo! Japan Corp.	663	217,084
Yaizu Suisankagaku Industry Co., Ltd.	9,600	100,063
Yakult Honsha Co., Ltd.	21,400	469,041
YAMABIKO Corp.	5,535	70,720
#Yamada Denki Co., Ltd.	8,650	539,976
Yamagata Bank, Ltd.	98,000	528,948
Yamaguchi Financial Group, Inc.	120,000	1,636,293
Yamaha Corp.	126,000	1,666,552
#Yamaha Motor Co., Ltd.	86,000	1,064,016
*Yamaichi Electronics Co., Ltd.	15,300	39,272
Yamamura Glass Co., Ltd.	110,000	302,784
Yamanashi Chuo Bank, Ltd.	136,000	699,292
Yamatake Corp.	25,600	561,104
Yamatane Corp.	103,000	154,037
Yamato Corp.	26,000	90,465
Yamato Holdings Co., Ltd.	82,000	1,213,402
Yamato Kogyo Co., Ltd.	23,100	717,808
Yamazaki Baking Co., Ltd.	62,000	776,415
Yamazen Co., Ltd.	52,800	222,912
Yaoko Co., Ltd.	3,900	122,163
Yaskawa Electric Corp.	128,000	904,911
Yasuda Warehouse Co., Ltd. (The)	11,200	78,963
Yellow Hat, Ltd.	26,500	209,955
Yodogawa Steel Works, Ltd.	132,000	629,758
#Yokogawa Bridge Holdings Corp.	19,000	154,100
*Yokogawa Electric Corp.	171,900	1,338,541
Yokohama Reito Co., Ltd.	46,000	288,940
Yokohama Rubber Co., Ltd.	137,000	724,841

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yokowo Co., Ltd.	18,000	$95,103
Yomeishu Seizo Co., Ltd.	12,000	112,772
Yomiuri Land Co., Ltd.	18,000	58,418
Yondenko Corp.	21,000	101,873
Yonekyu Corp.	26,500	253,438
Yonex Co., Ltd.	9,400	69,264
#Yorozu Corp.	18,900	219,108
Yoshimoto Kogyo Co., Ltd.	15,800	192,719
Yoshinoya Holdings Co., Ltd.	330	393,443
Yuasa Funashoku Co., Ltd.	6,000	14,385
#Yuasa Trading Co., Ltd.	229,000	262,571
Yuken Kogyo Co., Ltd.	43,000	70,653
#Yuki Gosei Kogyo Co., Ltd.	11,000	34,161
Yukiguni Maitake Co., Ltd.	3,000	11,719
Yuraku Real Estate Co., Ltd.	52,000	121,879
Yurtec Corp.	46,000	268,704
Yushin Precision Equipment Co., Ltd.	8,200	133,218
Yushiro Chemical Industry Co., Ltd.	6,200	89,806
Yutaka Foods Corp.	4,000	55,820
Zenrin Co., Ltd.	7,800	112,641
#Zensho Co., Ltd.	10,100	60,151
Zeon Corp.	186,000	772,604
Zeria Pharmaceutical Co., Ltd.	11,000	114,647
#Zuken, Inc.	23,100	190,621

TOTAL JAPAN		724,992,114

NETHERLANDS — (2.4%)
#Aalberts Industries NV	78,963	733,340
#Accell Group NV	6,127	271,164
Aegon NV	519,284	3,798,294
*Aegon NV ADR	101,232	750,129
#Akzo Nobel NV	77,543	4,255,027
Akzo Nobel NV Sponsored ADR	27,517	1,507,932
Amsterdam Commodities NV	3,953	22,777
#Arcadis NV	11,846	223,502
#ArcelorMittal	163,421	5,889,535
#ArcelorMittal ADR	49,600	1,787,584
#*ASM International NV	21,139	356,650
#ASML Holding NV	75,600	1,974,144
ASML Holding NV ADR	53,231	1,384,538
#*BE Semiconductor Industries NV	133,114	444,140
Beter Bed Holding NV	2,719	39,336
Brunel International NV	4,613	105,271
Crown Van Gelder NV	734	6,562
*Crucell NV	604	14,977
*Crucell NV ADR	38,643	957,187
*Draka Holding NV	8,867	143,282
Exact Holding NV	7,123	187,208
Fornix Biosciences NV	4,121	41,934
#Fugro NV	58,057	2,607,284
Grontmij NV	7,444	184,958
#*Heijmans NV	14,300	21,801
Heineken NV	75,799	3,014,891
ICT Automatisering NV	12,826	74,121
Imtech NV	26,704	567,953
ING Groep NV	13,039	166,855
ING Groep NV Sponsored ADR	843,215	10,911,202
#*InnoConcepts NV	12,831	50,978
Kas Bank NV	6,042	94,683
Kendrion NV	2,894	37,141
Koninklijke (Royal) KPN NV Sponsored ADR	4,300	63,554

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Ahold NV	375,307	$4,263,398
Koninklijke Ahold NV ADR	21,680	246,502
Koninklijke Bam Groep NV	97,598	855,463
#Koninklijke Boskalis Westminster NV	37,016	924,378
Koninklijke DSM NV	153,605	5,492,589
#Koninklijke KPN NV	177,435	2,668,789
Koninklijke Ten Cate NV	20,019	379,304
Koninklijke Vopak NV	33,655	2,017,326
#Macintosh Retail Group NV	49,262	717,255
Mediq NV	34,025	450,205
Nederlandsche Apparatenfabriek NV	2,154	47,592
*Nedfield NV	855	146
Nutreco Holding NV	55,042	2,363,945
#Oce NV	63,720	314,554
*Ordina NV	16,965	77,078
*Pharming Group NV	31,665	24,814
Philips Electronics NV	207,740	4,729,151
Philips Electronics NV ADR	199,700	4,545,172
*Punch Graphix NV	15,260	25,713
#*Qurius NV	35,278	15,882
#*Randstad Holdings NV	94,215	3,265,121
Reed Elsevier NV	4,128	43,168
Reed Elsevier NV ADR	45,688	953,052
Roto Smeets Group NV	692	13,308
*Samas NV	14,546	1,445
#SBM Offshore NV	151,755	2,905,081
Sligro Food Group NV	9,013	238,312
#Smit Internationale NV	6,637	463,570
*SNS Reaal Groep NV	83,390	479,315
*Super De Boer NV	12,024	48,555
Telegraaf Media Groep NV	21,291	351,396
TKH Group NV	17,975	261,361
#TNT NV	129,185	3,070,334
#*TomTom NV	19,059	209,114
#Unilever NV	181,970	4,959,390
*Unit 4 Agresso NV	7,972	143,315
*USG People NV	63,579	846,984
*Van der Moolen Holding NV	31,519	50,175
Wavin NV	94,215	172,965
Wolters Kluwer NV	115,216	2,262,507

TOTAL NETHERLANDS		93,587,658

NEW ZEALAND — (0.2%)
Abano Healthcare Group, Ltd.	17,364	65,496
Air New Zealand, Ltd.	255,526	185,762
*Auckland International Airport, Ltd.	1,170,562	1,315,658
Contact Energy, Ltd.	124,092	517,123
Ebos Group, Ltd.	13,743	48,622
Fisher & Paykel Appliances Holdings, Ltd.	406,352	233,823
Fisher & Paykel Healthcare Corp., Ltd.	138,039	296,596
Fletcher Building, Ltd.	370,855	1,758,410
Freightways, Ltd.	35,467	72,949
Hallenstein Glassons Holdings, Ltd.	7,659	13,930
Infratil, Ltd.	202,190	240,640
Mainfreight, Ltd.	23,999	72,222
Michael Hill International, Ltd.	72,300	32,000
New Zealand Exchange, Ltd.	7,387	37,659
New Zealand Oil & Gas, Ltd.	272,057	291,799
New Zealand Refining Co., Ltd.	57,281	269,219
Nuplex Industries, Ltd.	106,160	133,224
Port of Tauranga, Ltd.	59,253	248,688

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Pumpkin Patch, Ltd.	23,700	$25,082
Pyne Gould Guinness, Ltd.	156,989	96,603
*Rubicon, Ltd.	42,151	25,861
Ryman Healthcare, Ltd.	97,765	113,151
Sanford, Ltd.	31,342	109,801
Sky City Entertainment Group, Ltd.	149,195	324,478
Sky Network Television, Ltd.	112,025	320,196
#Steel & Tube Holdings, Ltd.	25,952	54,041
Telecom Corp. of New Zealand, Ltd.	93,754	173,478
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,137	466,775
Tourism Holdings, Ltd.	23,932	8,074
Tower, Ltd.	123,176	141,738
#Trustpower, Ltd.	74,003	381,677
Vector, Ltd.	211,642	281,341
Warehouse Group, Ltd.	26,709	70,485

TOTAL NEW ZEALAND		8,426,601

NORWAY — (0.9%)
#Acergy SA	94,893	1,014,010
*Acta Holding ASA	77,000	32,698
Aker Kvaerner ASA	62,480	536,998
#*Aktiv Kapital ASA	31,100	192,624
Atea ASA	62,273	310,533
*Austevoll Seafood ASA	53,000	247,528
*Birdstep Technology ASA	41,000	18,028
#*Blom ASA	17,000	42,806
Bonheur ASA	15,525	398,572
*BW Offshore, Ltd.	90,375	105,992
*Camillo Eitze & Co. ASA	11,661	18,674
#*Cermaq ASA	51,490	366,465
#*Copeinca ASA	20,439	95,453
#*Det Norske Oljeselskap ASA	528,000	647,969
#*DnB NOR ASA Series A	321,541	2,803,974
*DOF ASA	24,641	142,748
*EDB Business Partner ASA	20,000	58,883
#*Eitzen Chemical ASA	46,000	22,944
Ekornes ASA	17,497	249,250
#*Eltek ASA	25,643	18,002
Farstad Shipping ASA	7,858	154,690
Fred Olsen Energy ASA	13,951	508,127
#Frontline, Ltd.	4,950	115,100
Ganger Rolf ASA	35,100	844,565
#*Golden Ocean Group, Ltd.	20,000	22,692
*Havila Shipping ASA	2,400	18,484
Itera Consulting Group ASA	40,000	18,187
*Kongsberg Automotive ASA	11,800	15,903
Kongsberg Gruppen ASA	25,456	307,270
*Kverneland Group ASA	81,000	56,110
Leroy Seafood Group ASA	8,800	147,424
#*Marine Harvest	2,044,719	1,287,644
Nordic Semiconductor ASA	58,700	238,138
#*Norse Energy Corp. ASA	183,000	96,212
#*Norsk Hydro ASA	486,280	2,858,334
*Norsk Hydro ASA Sponsored ADR	50,900	300,310
#*Norske Skogindustrier ASA Series A	115,090	182,705
#*Norwegian Air Shuttle ASA	6,231	60,131
#*Norwegian Energy Co. AS	56,000	167,990
Odfjell ASA Series A	43,400	343,298
ODIM ASA	5,400	34,221
*Olav Thon Eiendomsselskap ASA	230	22,958
Opera Software ASA	12,000	63,715

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#Orkla ASA	297,750	$2,369,224
*Petroleum-Geo Services ASA	98,050	688,902
#*Petrolia Drilling ASA	305,000	19,925
*Photocure ASA	3,400	18,615
*Pronova BioPharma AS	29,000	90,468
Prosafe ASA	86,400	454,188
*Prosafe Production Public, Ltd.	166,700	313,201
#*Q-Free ASA	66,600	173,887
#*Renewable Energy Corp. ASA	36,444	289,647
Rieber and Son ASA Series A	8,800	61,288
*Salmar ASA	800	5,551
Scana Industrier ASA	100,401	102,408
*Schibsted ASA	29,874	340,363
#*SeADRill, Ltd.	178,800	2,881,195
#*Sevan Marine ASA	100,393	131,278
Solstad Offshore ASA	6,400	103,262
*Songa Offshore SE	45,500	164,596
SpareBanken 1 SMN	40,323	263,905
StatoilHydro ASA	26,002	555,945
StatoilHydro ASA Sponsored ADR	65,875	1,413,019
*Storebrand ASA	333,598	1,804,758
#*Subsea 7, Inc.	67,195	778,551
Tandberg ASA Series A	44,995	956,143
*Telenor ASA	59,700	551,262
*TGS Nopec Geophysical Co. ASA	123,991	1,407,726
Tomra Systems ASA	63,100	240,043
#*TTS Marine ASA	6,500	8,735
Veidekke ASA	50,500	297,008
Wilh. Wilhelmsen ASA	12,052	216,673
#Yara International ASA	60,674	1,885,001

TOTAL NORWAY		33,775,126

PORTUGAL — (0.4%)
#*Altri SGPS SA	37,676	127,702
#Banco BPI SA	474,901	1,284,169
#Banco Comercial Portugues SA	2,167,716	2,315,491
Banco Espirito Santo SA	360,030	2,248,126
Banif SGPS SA	59,028	100,040
Brisa SA	105,739	874,954
#Cimpor Cimentos de Portugal SA	212,222	1,612,332
*Corticeira Amorim SA	182,162	186,958
#Energias de Portugal SA	185,237	734,016
Energias de Portugal SA Sponsored ADR	7,300	288,058
*Finibanco Holdings SGPS SA	226,205	501,904
#Galp Energia SGPS SA Series B	88,266	1,153,641
#*Impresa Sociedade Gestora de Participacoes SA	41,474	60,859
*Investimentos Participacoes e Gestao SA	66,000	55,394
Jeronimo Martins SGPS SA	65,004	456,354
*Martifer SGPS SA	11,809	54,627
#Mota-Engil SGPS SA	36,475	155,308
*Novabase SGPS SA	12,258	81,944
#*ParaRede SGPS SA	45,991	53,088
#Portucel-Empresa Produtora de Pasta de Papel SA	317,577	777,429
#Portugal Telecom SA	106,571	1,089,568
#PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	97,933	557,220
Redes Energeticas Nacionais SA	68,733	280,850
Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	20,304
Sociedade de Investimento e Gestao SGPS SA	49,740	455,796
#*Sonae Capital SGPS SA	30,129	30,427
*Sonae Industria SGPS SA	42,143	128,401
#Sonae SGPS SA	602,027	632,462

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sonaecom SGPS SA	205,187	$537,940
#*Teixeira Duarte Engenharia e Construcoes SA	106,038	141,236

TOTAL PORTUGAL		16,996,598

SINGAPORE — (1.2%)
Allgreen Properties, Ltd.	419,500	349,050
Apollo Enterprises, Ltd.	30,000	25,837
Aqua-Terra Supply Co., Ltd.	31,000	5,488
Armstrong Industrial Corp., Ltd.	49,000	7,663
*Asia Environment Holdings, Ltd.	98,820	16,455
*Asia Food and Properties, Ltd.	874,000	181,716
Asia Pacific Breweries, Ltd.	14,000	115,254
ASL Marine Holdings, Ltd.	201,000	130,448
Auric Pacific Group, Ltd.	25,000	8,753
*Ban Joo & Co., Ltd.	29,333	1,428
Beyonics Technology, Ltd.	135,000	18,310
Bonvests Holdings, Ltd.	51,600	32,378
Broadway Industrial Group, Ltd.	31,000	9,365
Bukit Sembawang Estates, Ltd.	61,000	163,486
Capitaland, Ltd.	805,500	2,136,414
#Cerebos Pacific, Ltd.	53,000	115,988
CH Offshore, Ltd.	131,000	47,755
*Chartered Semiconductor Manufacturing, Ltd.	39,590	61,622
*Chartered Semiconductor Manufacturing, Ltd. ADR	8,317	130,993
China Aviation Oil Singapore Corp., Ltd.	49,000	42,215
*China Dairy Group, Ltd.	147,000	16,361
#*China Energy, Ltd.	1,106,000	226,460
China Merchants Holdings Pacific, Ltd.	79,000	29,960
Chip Eng Seng Corp., Ltd.	123,000	37,162
Chuan Hup Holdings, Ltd.	150,000	27,564
#City Developments, Ltd.	236,000	1,659,631
Comfortdelgro Corp., Ltd.	721,000	775,715
#Cosco Corp. (Singapore), Ltd.	617,000	561,523
#*Creative Technology Co., Ltd.	43,250	135,059
CSC Holdings, Ltd.	250,000	34,643
CSE Global, Ltd.	179,000	83,988
CWT, Ltd.	104,000	43,982
DBS Group Holdings, Ltd.	392,500	3,786,053
#*Delong Holdings, Ltd.	105,200	65,702
*Enviro-Hub Holdings, Ltd.	129,000	15,995
*Eucon Holdings, Ltd.	241,000	6,351
*euNetworks Group, Ltd.	1,017,000	21,202
#*Ezra Holdings, Ltd.	284,000	303,640
F.J. Benjamin Holdings, Ltd.	90,000	14,676
Federal International (2000), Ltd.	145,000	30,658
Food Empire Holdings, Ltd.	144,800	30,142
Fragrance Group, Ltd.	25,000	10,738
Fraser & Neave, Ltd.	779,000	2,243,553
Freight Links Express Holdings, Ltd.	500,000	17,360
*Fu Yu Corp., Ltd.	118,000	7,414
*Gallant Venture, Ltd.	260,000	54,957
GK Goh Holdings, Ltd.	87,000	36,280
#Goodpack, Ltd.	135,000	95,622
GP Batteries International, Ltd.	15,000	9,837
Guocoland, Ltd.	158,666	232,810
Hersing Corp., Ltd.	66,000	10,961
Hi-P International, Ltd.	612,000	297,318
#Ho Bee Investment, Ltd.	641,000	485,238
*Hong Fok Corp., Ltd.	191,400	73,852
Hong Leong Asia, Ltd.	157,000	180,836
Hotel Grand Central, Ltd.	112,305	52,236

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Hotel Properties, Ltd.	135,000	$173,285
Hour Glass, Ltd.	50,000	22,342
HTL International Holdings, Ltd.	112,000	16,647
*Huan Hsin Holdings, Ltd.	67,000	10,010
HupSteel, Ltd.	145,000	21,648
Hwa Hong Corp., Ltd.	95,000	28,383
#Hyflux, Ltd.	70,000	128,266
*Indofood Agri Resources, Ltd.	243,000	258,121
#InnoTek, Ltd.	74,000	14,101
*Innovalues, Ltd.	36,000	2,372
Isetan (Singapore), Ltd.	15,000	35,479
Jardine Cycle & Carriage, Ltd.	66,838	1,094,608
#Jaya Holdings, Ltd.	343,000	118,184
Jurong Technologies Industrial Corp., Ltd.	213,200	3,704
K1 Ventures, Ltd.	656,000	72,673
Keppel Corp., Ltd.	131,000	762,914
Keppel Land, Ltd.	388,000	716,476
#Keppel Telecommunications and Transportation, Ltd.	100,000	105,503
Kim Eng Holdings, Ltd.	320,573	446,912
Koh Brothers Group, Ltd.	161,000	29,133
#KS Energy Services, Ltd.	211,000	190,435
Lafe Corp., Ltd.	75,600	4,214
Lee Kim Tah Holdings, Ltd.	60,000	18,761
Low Keng Huat Singapore, Ltd.	174,000	35,097
Lum Chang Holdings, Ltd.	123,000	22,649
*Manhattan Resources, Ltd.	47,000	19,243
#*Mediaring.Com, Ltd.	747,000	69,958
Memtech International, Ltd.	310,000	19,491
Metro Holdings, Ltd.	145,000	66,337
MFS Technology, Ltd.	52,000	7,413
#Midas Holdings, Ltd.	148,000	88,913
MobileOne, Ltd.	106,000	123,539
#*Neptune Orient Lines, Ltd.	861,000	993,053
Nera Telecommunications, Ltd.	105,000	22,241
NSL, Ltd.	75,000	69,832
Olam International, Ltd.	246,600	434,614
*Orchard Parade Holdings, Ltd.	85,000	58,930
*Osim International, Ltd.	119,000	40,967
*Overseas Union Enterprise, Ltd.	21,000	153,138
Overseas-Chinese Banking Corp., Ltd.	738,812	4,011,479
Pan Pacific Hotels Group, Ltd.	391,500	397,181
Pan-United Corp., Ltd.	100,000	37,789
Parkway Holdings, Ltd.	723,453	1,050,192
#Petra Foods, Ltd.	112,000	66,127
Popular Holdings, Ltd.	330,000	37,837
*PSC Corp., Ltd.	181,924	27,145
QAF, Ltd.	93,259	28,412
#Raffles Education Corp., Ltd.	258,878	116,696
Rotary Engineering, Ltd.	87,000	61,791
San Teh, Ltd.	140,400	29,212
SBS Transit, Ltd.	50,500	62,055
*SC Global Developments, Ltd.	259,284	271,595
Seksun Corp., Ltd.	178,000	3,723
SembCorp Industries, Ltd.	606,000	1,348,873
SembCorp Marine, Ltd.	179,800	389,576
Sim Lian Group, Ltd.	83,000	26,551
Singapore Airlines, Ltd.	170,400	1,596,513
#Singapore Exchange, Ltd.	119,000	719,648
Singapore Land, Ltd.	113,000	411,980
Singapore Petroleum Co., Ltd.	129,000	558,674
Singapore Post, Ltd.	335,000	209,361

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Singapore Press Holdings, Ltd.	363,000	$904,793
Singapore Reinsurance Corp., Ltd.	55,000	9,427
Singapore Shipping Corp., Ltd.	137,000	27,127
Singapore Technologies Engineering, Ltd.	152,000	277,612
Singapore Telecommunications, Ltd.	843,350	2,049,593
*Sinomem Technology, Ltd.	75,000	17,911
Sinwa, Ltd.	89,000	15,751
SMRT Corp., Ltd.	311,000	367,056
SSH Corp., Ltd.	219,000	29,629
Stamford Land Corp., Ltd.	200,000	52,750
Starhub, Ltd.	93,710	145,797
Straco Corp., Ltd.	150,000	11,986
Straits Asia Resources, Ltd.	191,000	282,441
*Sunningdale Tech, Ltd.	130,000	9,886
*Swiber Holdings, Ltd.	95,000	63,942
Tat Hong Holdings, Ltd.	422,000	315,834
*Thakral Corp., Ltd.	793,000	35,835
Tiong Woon Corp. Holding, Ltd.	112,000	41,580
*Tuan Sing Holdings, Ltd.	251,000	29,578
UMS Holdings, Ltd.	86,000	10,162
United Engineers, Ltd.	104,000	124,154
#United Industrial Corp., Ltd.	650,000	843,232
United Overseas Bank, Ltd.	226,000	2,774,143
UOB-Kay Hian Holdings, Ltd.	191,000	205,704
UOL Group, Ltd.	476,000	1,155,389
Venture Corp., Ltd.	175,000	1,160,666
#WBL Corp., Ltd. (6944908)	170,000	472,159
*WBL Corp., Ltd. (B59M391)	127,500	154,749
Wheelock Properties, Ltd.	249,000	313,071
Wilmar International, Ltd.	147,000	610,499
Wing Tai Holdings, Ltd.	282,100	338,710
Xpress Holdings, Ltd.	474,000	27,967
#Yangzijiang Shipbuilding Holdings, Ltd.	816,000	506,750
#Yanlord Land Group, Ltd.	399,000	742,363
Yellow Pages (Singapore), Ltd.	29,000	9,231
YHI International, Ltd.	96,000	14,661
Yongnam Holdings, Ltd.	263,000	52,119
*Zhongguo Jilong, Ltd.	24,675	758

TOTAL SINGAPORE		47,483,108

SPAIN — (3.0%)
Abengoa SA	26,637	682,588
Abertis Infraestructuras SA	99,737	2,066,804
Acciona SA	21,510	2,595,259
#Acerinox SA	108,150	2,145,373
#Actividades de Construccion y Servicios SA	60,589	3,230,167
#Adolfo Dominguez SA	2,648	44,550
Almirall SA	90,093	1,135,763
#*Amper SA	12,115	104,301
#Antena 3 de Television SA	33,475	329,055
#*Avanzit SA	146,419	169,919
*Azkoyen SA	14,561	69,370
Banco Bilbaovizcaya Sponsored ADR	858,383	14,111,817
Banco de Andalucia SA	1,901	101,424
#Banco de Sabadell SA	449,091	2,992,810
#Banco de Valencia SA	106,759	1,042,274
Banco Espanol de Credito SA	122,647	1,524,588
#Banco Guipuzcoano SA	94,292	591,205
#Banco Pastor SA	141,521	1,147,041
#Banco Popular Espanol SA	398,148	3,584,302
Banco Santander SA	212,505	3,077,281

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Banco Santander SA Sponsored ADR	2,128,205	$30,773,844
#Bankinter SA	172,356	1,957,905
*Baron de Ley SA	2,832	113,885
Bolsas y Mercados Espanoles	33,088	1,070,741
Campofrio Food Group SA	20,352	194,365
#Cementos Portland Valderrivas SA	9,057	420,506
#Cia Espanola de Petroleous SA	7,449	289,375
Cintra Concesiones de Infraestructuras de Transporte SA	35,283	289,148
#*Codere SA	1,405	12,061
#Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,528,445
#*Corporacion Dermoestetica SA	21,688	136,133
#Criteria Caixacorp SA	356,285	1,716,790
*Dogi International Fabrics SA	13,276	12,123
Duro Felguera SA	16,236	162,054
Ebro Puleva SA	100,501	1,661,543
Elecnor SA	6,947	94,128
Enagas SA	89,060	1,760,869
*Ercros SA	601,222	114,912
Faes Farma SA	30,123	159,776
#Fomento de Construcciones y Contratas SA	29,296	1,175,064
Gamesa Corporacion Tecnologica SA	56,109	1,213,738
Gas Natural SDG SA	79,044	1,478,054
#*General de Alquiler de Maquinaria SA	8,457	101,959
#Gestevision Telecinco SA	50,443	575,533
Grifols SA	23,004	419,208
Grupo Catalana Occidente SA	55,676	1,140,878
Grupo Empresarial Ence SA	95,807	299,745
#Grupo Ferrovial SA	52,018	1,786,640
*Iberdrola Renovables SA	269,825	1,246,435
Iberdrola SA	234,619	2,011,562
*Iberia Lineas Aereas de Espana SA	276,510	617,618
Iberpapel Gestion SA	4,081	55,915
Indra Sistemas SA	37,920	871,390
Industria de Diseno Textil SA	14,898	801,703
*La Seda de Barcelona SA	257,738	123,942
*Laboratorios Farmaceuticos Rovi SA	2,861	28,141
Lingotes Especiales SA	2,224	8,411
Mapfre SA	159,953	595,719
Mecalux SA	4,872	67,755
Miquel y Costas & Miquel SA	9,539	186,006
#Natra SA	10,905	49,813
*Natraceutical SA	91,207	53,473
*NH Hoteles I09	36,704	146,479
#NH Hoteles SA	55,057	219,821
Nicolas Correa SA	4,684	14,489
Obrascon Huarte Lain SA	15,618	377,525
#Papeles y Cartones de Europa SA	53,512	214,007
Pescanova SA	4,734	164,037
Prim SA	5,102	46,865
#*Promotora de Informaciones SA	50,813	278,851
Prosegur Cia de Seguridad SA	9,343	324,561
*Realia Business SA	125,764	280,322
Red Electrica Corporacion SA	26,929	1,264,113
Repsol YPF SA	1,793	41,606
Repsol YPF SA Sponsored ADR	224,194	5,230,446
#*Sacyr Vallehermoso SA	58,273	933,090
Service Point Solutions SA	50,557	81,369
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	63,603
#Sol Melia SA	61,819	429,422
#*Solaria Energia y Medio Ambiente SA	17,034	54,774
#*SOS Cuetara SA	33,887	172,410

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Tavex Algodonera SA	13,157	$10,954
Tecnicas Reunidas SA	5,774	286,465
*Tecnocom Telecom I09	3,004	14,321
#*Tecnocom Telecomunicaciones y Energia SA	30,038	142,850
Telefonica SA	5,983	148,855
Telefonica SA Sponsored ADR	72,100	5,381,544
Tubacex SA	42,119	156,620
Tubos Reunidos SA	95,313	265,188
Unipapel SA	4,501	71,179
#*Urbas Guadahermosa SA	8,757	1,800
*Vertice Trescientos Sesenta Grados SA	1,752	984
Vidrala SA	13,737	326,968
Viscofan SA	35,568	834,966
*Vocento SA	34,637	187,152
#Zardoya Otis SA	23,915	543,594
#*Zeltia SA	33,795	146,529

TOTAL SPAIN		116,980,955

SWEDEN — (1.9%)
#Aarhuskarlshamn AB	12,487	174,819
Acando AB	31,874	54,807
*Active Biotech AB	10,562	67,911
Addtech AB Series B	1,400	20,468
AF AB Series B	7,700	147,462
#Alfa Laval AB	50,974	555,231
*Anoto Group AB	29,000	17,402
Aros Quality Group AB	5,000	23,544
#Assa Abloy AB Series B	100,032	1,649,816
#Atlas Copco AB Series A	51,700	616,213
Atlas Copco AB Series B	26,200	277,812
Axfood AB	7,002	172,447
#Axis Communications AB	10,350	90,744
B&B Tools AB	9,338	99,005
BE Group AB	18,353	81,129
Beiger Electronics AB	345	5,499
Beijer Alma AB	6,700	77,056
*Bergs Timber AB Series B	4,200	21,845
*Bilia AB Series A	9,300	63,286
#*Billerud AB	39,896	228,267
BioGaia AB Series B	2,753	22,240
Biotage AB	44,000	44,554
*Biovitrum AB	4,833	42,388
Boliden AB	210,398	2,267,573
Cantena AB	500	5,864
Cardo AB	12,400	291,192
Clas Ohlson AB Series B	69,373	1,081,810
*Cloetta AB	14,784	50,170
Concordia Maritime AB Series B	30,791	91,575
#*D. Carnegie & Co. AB	31,440	77,554
*Electrolux AB Series B	149,308	2,801,676
#Elekta AB Series B	26,546	417,287
*Enea Data AB Series B	17,746	85,328
*Eniro AB	45,065	152,607
Fagerhult AB	2,628	37,237
G & L Beijer AB Series B	2,535	62,180
#Getinge AB	70,673	1,057,007
Geveko AB	1,000	9,519
*Gunnebo AB	11,600	44,975
Hakon Invest AB	37,274	399,152
*Haldex AB	16,100	117,763
#Hennes & Mauritz AB Series B	29,354	1,749,364

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Hexagon AB	114,709	$1,248,016
*Hexpol AB	3,350	19,111
*HIQ International AB	13,955	51,553
Hoganas AB Series B	14,300	191,725
#Holmen AB Series B	40,627	1,117,946
*Husqvarna AB Series A	25,091	148,033
*Husqvarna AB Series B	129,518	816,886
Industrial & Financial Systems AB Series B	9,900	93,658
Indutrade AB	4,400	66,292
Intrum Justitia AB	20,946	216,253
#*JM AB	43,194	361,455
KappAhl Holding AB	16,200	80,541
Lagercrantz Group AB Series B	10,000	38,821
Lammhults Design Group AB	2,400	11,712
*LBI International AB	18,400	29,308
Lindab International AB	25,658	215,969
*Loomis AB	29,818	287,158
#*Lundin Petroleum AB	154,922	1,372,297
*Meda AB Series A	133,053	1,031,144
*Medivir AB Series B	5,800	40,303
Mekonomen AB	2,400	38,553
*Metro International SA SDR Series A	1,610	152
*Micronic Laser Systems AB	19,636	37,424
#Modern Times Group AB Series B	35,059	1,309,854
*Munters AB	12,950	78,975
NCC AB Series B	40,034	410,616
*Net Insight AB Series B	50,000	37,435
#New Wave Group AB Series B	23,442	45,636
NIBE Industrier AB	26,895	253,359
Niscayah Group AB	11,000	19,501
*Nobia AB	87,500	399,453
Nolato AB Series B	11,141	76,472
#Nordea Bank AB	910,765	8,809,777
OEM International AB Series B	9,300	44,599
ORC Software AB	1,800	36,065
Oriflame Cosmetics SA	12,458	618,970
*Pa Resources AB	62,652	226,525
*Partnertech AB	1,500	4,154
#Peab AB Series B	112,865	525,652
*Pricer AB Series B	250,588	18,740
*Proffice AB	17,165	41,159
*Q-Med AB	8,300	56,280
Ratos AB	63,218	1,511,049
#*RaySearch Laboratories AB	24,042	99,786
*Readsoft AB Series B	7,000	12,815
Rederi AB Transatlantic Series B	13,369	49,826
*Rezidor Hotel Group AB	40,800	104,996
#*rnb Retail & Brands AB	62,529	39,182
*Rorvik Timber AB	4,300	8,345
#Sandvik AB	94,964	905,032
*SAS AB	1,067,074	539,873
*Scribona AB Series B	10,000	10,945
*Seco Tools AB	1,863	21,501
#Securitas AB Series B	79,668	750,984
*Semcon AB	3,200	8,427
*Sintercast AB	2,200	12,985
#*Skandinaviska Enskilda Banken AB Series A	659,446	3,667,816
Skanditek Industrifoervaltnings AB	117,808	264,356
Skanska AB Series B	137,326	1,926,853
SKF AB Series A	2,588	38,827
#SKF AB Series B	52,463	787,063

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Skistar AB	6,500	$99,611
#SSAB AB Series A	105,082	1,375,866
#SSAB AB Series B	46,496	556,021
Studsvik AB	2,140	16,017
Svenska Cellulosa AB Series B	272,941	3,508,610
#Svenska Handelsbanken AB Series A	154,132	3,763,570
SWECO AB Series B	13,785	91,119
#*Swedbank AB Series A	153,951	1,186,110
Swedish Match AB	55,000	1,048,483
Tele2 AB Series B	148,407	1,997,082
Telefonaktiebolaget LM Erricson Sponsored ADR	626,060	6,085,303
#TeliaSonera AB	399,150	2,560,878
*TradeDoubler AB	16,735	162,925
#*Trelleborg AB Series B	198,769	1,000,406
Vitrolife AB	6,000	22,380
Volvo AB Series A	122,357	868,892
Volvo AB Series B	231,984	1,695,738
Volvo AB Sponsored ADR	70,300	509,675

TOTAL SWEDEN		73,190,657

SWITZERLAND — (5.5%)
#ABB, Ltd.	86,839	1,587,271
ABB, Ltd. Sponsored ADR	424,571	7,761,158
Acino Holding AG	1,961	345,339
*Actelion, Ltd.	21,677	1,195,561
Adecco SA	141,245	6,806,373
*Advanced Digital Broadcast Holdings SA	3,871	159,202
Affichage Holding SA	689	75,938
*AFG Arbonia-Forster Holding AG	708	11,799
Allreal Holding AG	9,618	1,170,591
*Also Holding AG	635	17,761
*Arpida, Ltd.	2,100	1,532
*Aryzta AG	51,591	1,801,468
*Ascom Holding AG	25,555	326,777
*Athris Holding AG	688	572,985
Bachem Holdings AG	2,417	162,934
Baloise-Holding AG	52,464	4,181,076
Bank Coop AG	3,692	245,068
*Bank Sarasin & Cie AG Series B	60,296	1,965,066
Banque Cantonale de Geneve SA	912	198,893
Banque Cantonale Vaudoise	2,879	1,016,663
Banque Privee Edmond de Rothschild SA	10	283,828
#Barry Callebaut AG	2,134	1,239,003
*Basilea Pharmaceutica AG	2,104	187,561
Basler Kantonalbank AG	4,603	501,655
Belimo Holdings AG	139	147,412
Bell Holding AG	80	122,068
Bellevue Group AG	5,076	187,948
Berner Kantonalbank AG	2,645	568,353
BKW FMB Energie AG	5,873	454,340
*Bobst Group AG	6,032	190,905
Bossard Holding AG	2,478	133,845
Bucher Industries AG	2,994	327,496
*Burckhardt Compression Holding AG	1,082	142,177
Carlo Gavazzi Holding AG	209	26,378
Centralschweizerische Kraftwerke AG	449	153,278
Charles Voegele Holding AG	4,882	176,562
*Cicor Technologies	729	11,617
*Clariant AG	349,806	2,618,031
*Compagnie Financiere Richemont SA Series A	221,003	5,430,774
Conzzeta AG	142	195,282

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Credit Suisse Group AG	18,871	$891,765
Credit Suisse Group AG Sponsored ADR	397,715	18,839,760
*Cytos Biotechnology AG	1,001	21,535
Daetwyler Holding AG	5,634	236,714
Datacolor AG	34	7,810
*Dottikon ES Holding AG	89	21,638
*Dufry Group	6,201	241,420
#EFG International AG	33,943	417,644
#Elektrizitaets-Gesellschaft Laufenberg AG	507	460,166
Emmi AG	1,933	195,242
EMS-Chemie Holding AG	9,412	994,031
Energiedienst Holding AG	7,704	360,241
Feintol International Holding AG	147	28,819
Flughafen Zuerich AG	6,039	1,654,042
Forbo Holding AG	1,026	226,313
#Galenica Holding AG	1,280	383,169
#Geberit AG	10,697	1,492,201
George Fisher AG	6,233	1,313,114
Givaudan SA	6,351	4,250,861
Gurit Holding AG	285	134,692
Helvetia Holding AG	8,121	2,268,576
*Holcim, Ltd.	196,364	11,920,167
#Implenia AG	1,760	47,411
Interroll-Holding SA	417	111,248
Jelmoli Holding AG	3,440	1,276,482
Julius Baer Holdings AG	70,199	3,351,769
Kaba Holding AG	768	149,672
*Kardex AG	2,584	76,244
Komax Holding AG	2,065	117,226
Kudelski SA	49,220	929,725
#Kuehne & Nagel International AG	13,624	1,134,409
Kuoni Reisen Holding AG	2,571	775,666
#Lem Holdings SA	2,962	706,586
#*lifeWatch AG	9,950	175,251
Lindt & Spruengli AG	20	477,123
#*Logitech International SA	74,799	1,259,809
#Lonza Group AG	17,494	1,733,582
Luzerner Kantonalbank AG	2,094	509,597
Medisize Holding AG	270	11,652
Metall Zug AG	111	239,381
#*Meyer Burger Technology AG	490	80,793
*Micronas Semiconductor Holding AG	18,186	53,904
*Mikron Holding AG	53,246	229,345
Mobilezone Holding AG	6,928	46,330
Mobimo Holding AG	4,929	696,460
Nestle SA	454,270	18,667,977
Nobel Biocare Holding AG	30,825	733,499
Novartis AG	879	40,161
Novartis AG ADR	417,323	19,038,275
#*Oerlikon Corp. AG	2,865	165,207
Orell Fuessli Holding AG	435	58,712
Panalpina Welttransport Holding AG	13,833	1,061,470
Partners Group Holdings AG	3,113	327,935
*Petroplus Holdings AG	38,684	614,631
Phoenix Mecano AG	1,022	308,907
*Precious Woods Holding AG	1,929	99,418
*PubliGroupe SA	5,903	440,185
*Quadrant AG	382	30,383
*Rieters Holdings AG	4,511	843,392
Roche Holding AG Bearer	5,170	858,727
Roche Holding AG Genusschein	82,873	13,064,670

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Romande Energie Holding SA	361	$650,227
*Schaffner Holding AG	468	60,385
Schindler Holding AG	5,484	354,293
Schulthess Group AG	2,126	123,668
Schweiter Technology AG	675	243,031
Schweizerische National-Versicherungs-Gesellschaft AG	13,902	347,604
#SGS SA	1,177	1,390,242
Siegfried Holding AG	2,163	192,189
Sika AG	1,392	1,664,280
Sonova Holding AG	7,666	674,768
St. Galler Kantonalbank	3,598	1,331,500
#Straumann Holding AG	2,040	446,147
Sulzer AG	18,171	1,199,126
#Swatch Group AG (7184725)	29,185	5,341,814
Swatch Group AG (7184736)	44,933	1,669,928
Swiss Life Holding AG	23,385	2,339,819
Swiss Re	146,647	5,601,076
Swisscom AG	3,462	1,137,351
Swisscom AG Sponsored ADR	5,100	166,974
Swisslog Holding AG	143,988	109,273
*Swissmetal Holding AG	2,816	24,888
Swissquote Group Holding SA	3,174	167,180
Syngenta AG ADR	128,298	5,891,444
Tamedia AG	1,541	80,667
Tecan Group AG	10,848	466,358
#*Temenos Group AG	10,262	205,934
*Tornos SA	11,724	67,465
*UBS AG	121,227	1,774,710
#*UBS AG ADR	30,398	448,067
Valartis Group AG	9,154	239,053
#Valiant Holding AG	21,628	4,059,649
Valora Holding AG	5,050	1,029,119
Vaudoise Assurances Holdings SA	579	91,125
Verwaltungs und Privat-Bank AG	2,914	375,655
#Von Roll Holding AG	49,263	335,581
Vontobel Holdings AG	48,801	1,557,251
VZ Holding AG	546	27,869
Walliser Kantonalbank	173	84,140
WMH Walter Meier Holding AG	589	36,390
Ypsomed Holdings AG	3,188	204,992
Zehnder Holding AG	261	250,636
Zuger Kantonalbank	112	432,500
Zurich Financial Services AG	60,351	11,851,609

TOTAL SWITZERLAND		214,351,079

UNITED KINGDOM — (16.2%)
A.G. Barr P.L.C.	8,798	190,651
Aberdeen Asset Management P.L.C.	1,345,598	2,799,986
Acal P.L.C.	6,247	11,903
Admiral Group P.L.C.	36,327	581,247
*AEA Technology P.L.C.	27,704	14,522
Aegis Group P.L.C.	355,086	489,086
Aga Rangemaster Group P.L.C.	42,331	91,217
Aggreko P.L.C.	97,313	889,760
Air Partner P.L.C.	2,004	18,272
Alexandra P.L.C.	9,456	3,081
Alexon Group P.L.C.	5,157	4,303
*Alizyme P.L.C.	42,517	2,841
*Alphameric P.L.C.	42,180	19,722
*Alterian P.L.C.	13,451	33,692
Alumasc Group P.L.C.	8,807	13,193

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Amec P.L.C.	244,271	$2,876,517
Amlin P.L.C.	361,175	2,005,778
*Anglo American P.L.C.	502,364	16,201,423
Anglo Pacific Group P.L.C.	100,192	284,615
Anglo-Eastern Plantations P.L.C.	6,286	35,905
Anite P.L.C.	269,961	120,507
*Antisoma P.L.C.	646,856	316,787
Antofagasta P.L.C.	115,947	1,466,960
*ARC International P.L.C.	46,290	12,762
Arena Leisure P.L.C.	182,111	81,268
*Ark Therapeutics Group P.L.C.	217,227	174,041
ARM Holdings P.L.C.	12,223	25,775
ARM Holdings P.L.C. Sponsored ADR	153,780	982,654
Arriva P.L.C.	188,583	1,367,103
Ashmore Group P.L.C.	107,195	377,116
Ashtead Group P.L.C.	668,497	686,881
Associated British Foods P.L.C.	203,457	2,699,531
Assura Group, Ltd.	54,999	28,235
AstraZeneca P.L.C. Sponsored ADR	67,688	3,143,431
Atkins WS P.L.C.	67,383	716,506
*Autonomy Corp. P.L.C.	64,256	1,261,798
Aveva Group P.L.C.	10,654	143,970
*Avis Europe P.L.C.	608,277	294,352
Aviva P.L.C.	1,400,120	8,173,388
*Avon Rubber P.L.C.	8,371	9,861
*Axis-Shield P.L.C.	22,609	130,343
Babcock International Group P.L.C.	166,608	1,310,130
BAE Systems P.L.C.	1,023,235	5,245,784
Balfour Beatty P.L.C.	277,553	1,418,089
Barclays P.L.C. Sponsored ADR	892,663	18,335,298
BBA Aviation P.L.C.	541,258	1,223,931
*Beazley P.L.C.	650,742	1,112,749
Bellway P.L.C.	136,097	1,671,946
*Berkeley Group Holdings P.L.C. (The)	115,975	1,600,795
BG Group P.L.C.	63,767	1,065,206
BG Group P.L.C. Sponsored ADR	27,200	2,282,624
BHP Billiton P.L.C.	15,526	406,652
BHP Billiton P.L.C. ADR	77,600	4,105,040
Biocompatibles International P.L.C.	22,206	66,581
Blacks Leisure Group P.L.C.	20,283	16,037
Bloomsbury Publishing P.L.C.	58,768	135,816
BlueBay Asset Management P.L.C.	16,299	66,093
Bodycote P.L.C.	338,328	807,068
Bovis Homes Group P.L.C.	150,787	1,164,487
BP P.L.C.	79,890	662,504
BP P.L.C. Sponsored ADR	717,376	35,897,495
Braemar Shipping Services P.L.C.	13,325	72,424
Brammer P.L.C.	24,061	48,280
Brewin Dolphin Holdings P.L.C.	191,567	442,928
Brit Insurance Holdings P.L.C.	396,600	1,383,481
*British Airways P.L.C.	486,564	1,146,577
*British Airways P.L.C. Sponsored ADR	6,100	148,169
British American Tobacco P.L.C.	82,257	2,553,219
British American Tobacco P.L.C. Sponsored ADR	19,800	1,231,362
British Polythene Industries P.L.C.	21,678	66,607
British Sky Broadcasting Group P.L.C.	20,913	192,019
*British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	898,092
Britvic P.L.C.	35,494	202,144
BSS Group P.L.C.	162,038	702,516
BT Group P.L.C. Sponsored ADR	140,608	2,964,017
*BTG P.L.C.	109,793	329,246

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Bunzl P.L.C.	61,765	$534,761
Burberry Group P.L.C.	392,064	3,013,315
Business Post Group P.L.C.	12,676	58,290
Cable and Wireless P.L.C.	1,115,347	2,686,734
Cadbury P.L.C.	4,463	43,900
Cadbury P.L.C. Sponsored ADR	104,013	4,111,634
*Cairn Energy P.L.C.	57,782	2,310,493
Camellia P.L.C.	198	22,810
Capita Group P.L.C.	63,460	707,748
Capital & Regional P.L.C.	36,457	20,732
Carclo P.L.C.	21,066	35,650
Care UK P.L.C.	46,048	243,009
Carillion P.L.C.	545,105	2,370,466
Carnival P.L.C.	34,284	994,106
Carnival P.L.C. ADR	86,903	2,502,806
Carpetright P.L.C.	3,979	42,648
*Carphone Warehouse Group P.L.C.	234,499	703,713
Carr’s Milling Industries P.L.C.	2,672	19,440
*Carter & Carter Group P.L.C.	3,084	—
Castings P.L.C.	21,365	55,703
Catlin Group, Ltd.	475,532	2,455,312
Centaur Media P.L.C.	79,311	51,213
Centrica P.L.C.	544,345	2,004,627
Charles Stanley Group P.L.C.	6,583	26,585
Charles Taylor Consulting P.L.C.	11,746	37,227
Charter International P.L.C.	218,827	2,049,105
Chemring Group P.L.C.	6,868	232,637
Chesnara P.L.C.	128,213	332,062
Chime Communications P.L.C.	17,635	35,407
Chloride Group P.L.C.	58,159	138,263
*Chrysalis Group P.L.C.	4,723	4,891
*Clarkson P.L.C.	5,199	55,274
Clinton Cards P.L.C.	67,260	30,140
Close Brothers Group P.L.C.	177,496	2,049,064
Cobham P.L.C.	485,287	1,452,572
Collins Stewart P.L.C.	105,687	134,367
*COLT Telecom Group SA	256,127	476,448
Communisis P.L.C.	120,651	34,220
Compass Group P.L.C.	423,975	2,277,806
Computacenter P.L.C.	129,035	474,765
Connaught P.L.C.	50,619	320,302
Consort Medical P.L.C.	26,822	172,448
Cookson Group P.L.C.	10,627	55,265
Corin Group P.L.C.	3,868	4,266
Cosalt P.L.C.	1,784	949
Costain Group P.L.C.	69,972	32,159
Cranswick P.L.C.	42,921	426,712
Creston P.L.C.	18,283	19,817
Croda International P.L.C.	71,595	690,014
*CSR P.L.C.	216,724	1,546,083
Daily Mail & General Trust P.L.C. Series A	256,833	1,282,364
Dairy Crest Group P.L.C.	208,330	1,144,861
*Dana Petroleum P.L.C.	81,487	1,860,146
Davis Service Group P.L.C.	225,786	1,270,071
Dawson Holdings P.L.C.	43,180	4,974
De la Rue P.L.C.	74,699	1,038,997
Debenhams P.L.C.	544,691	807,956
Dechra Pharmaceuticals P.L.C.	10,355	75,257
Delta P.L.C.	201,787	421,420
Development Securities P.L.C.	53,806	257,488
Devro P.L.C.	191,737	329,084

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Diageo P.L.C. Sponsored ADR	30,700	$1,915,066
Dicom Group P.L.C.	35,274	86,965
Dignity P.L.C.	24,720	252,373
Dimension Data Holdings P.L.C.	1,618,467	1,629,072
Diploma P.L.C.	63,684	145,092
Domino Printing Sciences P.L.C.	131,778	533,420
Drax Group P.L.C.	128,019	856,300
DS Smith P.L.C.	490,393	616,443
DSG International P.L.C.	1,730,005	799,974
DTZ Holdings P.L.C.	9,294	10,476
Dunelm Group P.L.C.	28,656	133,863
Dyson Group P.L.C.	3,999	1,168
E2V Technologies P.L.C.	23,845	20,737
*eaga P.L.C.	45,574	94,653
*easyJet P.L.C.	165,228	834,262
Electrocomponents P.L.C.	241,384	599,275
Elementis P.L.C.	587,858	309,040
*Emerald Energy P.L.C.	14,515	151,208
*Ennstone P.L.C.	254,298	—
*Enterprise Inns P.L.C.	295,941	705,109
*Erinaceous Group P.L.C.	16,996	468
*Eurasian Natural Resources Corp.	118,384	1,707,331
Euromoney Institutional Investor P.L.C.	25,384	96,426
Evolution Group P.L.C.	269,316	601,248
Experian P.L.C.	262,099	2,163,255
*F&C Asset Management P.L.C.	457,834	560,630
Fenner P.L.C.	88,383	143,344
Fiberweb P.L.C.	12,365	14,032
Fidessa Group P.L.C.	28,398	572,886
Filtrona P.L.C.	136,518	294,703
Filtronic P.L.C.	29,188	16,255
Findel P.L.C.	100,790	59,463
Firstgroup P.L.C.	145,627	806,648
Forth Ports P.L.C.	33,083	544,391
*Fortune Oil P.L.C.	347,850	40,327
French Connection Group P.L.C.	88,909	66,256
Friends Provident Group P.L.C.	2,201,116	2,572,423
Fuller Smith & Turner P.L.C.	36,790	279,907
Future P.L.C.	361,156	114,572
G4S P.L.C.	651,234	2,323,543
*Galiform P.L.C.	1,093,385	1,004,042
Galliford Try P.L.C.	495,730	456,875
Game Group P.L.C.	537,486	1,319,189
*Games Workshop Group P.L.C.	7,668	35,670
*Gem Diamonds, Ltd.	26,055	85,630
Genus P.L.C.	33,267	284,597
*GKN P.L.C.	1,196,663	2,051,468
GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,162,754
Go-Ahead Group P.L.C.	7,587	152,444
Goldshield Group P.L.C.	14,342	81,386
Greene King P.L.C.	117,670	831,511
Greggs P.L.C.	44,900	295,708
*Gresham Computing P.L.C.	10,000	7,527
Guinness Peat Group P.L.C.	52,824	25,338
Halfords Group P.L.C.	121,761	708,692
Halma P.L.C.	184,653	589,398
Hampson Industries P.L.C.	176,952	186,114
Hansard Global P.L.C.	10,373	24,696
*Hardy Oil & Gas P.L.C.	17,474	96,211
Hardy Underwriting Group P.L.C.	20,117	89,180
Hargreaves Lansdown P.L.C.	80,332	290,357

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Harvard International P.L.C.	6,399	$4,288
Harvey Nash Group P.L.C.	28,747	18,474
Havelock Europa P.L.C.	13,179	10,555
Hays P.L.C.	607,627	967,206
Headlam Group P.L.C.	103,583	446,656
Helical Bar P.L.C.	101,489	576,697
Helphire P.L.C.	309,742	191,643
Henderson Group P.L.C.	824,494	1,450,760
Henry Boot P.L.C.	43,832	54,291
*Heritage Oil P.L.C.	40,233	365,664
*Heywood Williams Group P.L.C.	30,224	1,642
Hikma Pharmaceuticals P.L.C.	122,738	892,550
Hill & Smith Holdings P.L.C.	99,260	398,123
Hiscox, Ltd.	503,798	2,546,348
HMV Group P.L.C.	155,649	283,434
Hochschild Mining P.L.C.	38,477	160,577
Hogg Robinson Group P.L.C.	127,702	47,953
Holidaybreak P.L.C.	17,060	74,118
Home Retail Group P.L.C.	303,927	1,593,864
Homeserve P.L.C.	47,311	1,086,317
Hornby P.L.C.	20,303	56,190
HSBC Holdings P.L.C.	41,858	423,555
HSBC Holdings P.L.C. Sponsored ADR	1,132,387	57,412,021
Hunting P.L.C.	43,251	300,946
Huntsworth P.L.C.	250,994	245,330
Hyder Consulting P.L.C.	9,237	23,124
ICAP P.L.C.	207,889	1,574,824
IG Group Holdings P.L.C.	147,258	741,031
*Imagination Technologies Group P.L.C.	39,184	109,511
IMI P.L.C.	291,635	1,657,030
Imperial Tobacco Group P.L.C.	38,538	1,099,776
Imperial Tobacco Group P.L.C. ADR	18,000	1,031,760
Inchcape P.L.C.	230,880	106,077
*Informa P.L.C.	479,364	1,917,550
Inmarsat P.L.C.	62,763	580,818
Innovation Group P.L.C.	178,483	31,245
*Intec Telecom Systems P.L.C.	128,965	189,557
Intercontinental Hotels Group P.L.C.	7,196	81,578
Intercontinental Hotels Group P.L.C. ADR	55,444	627,626
#Intermediate Capital Group P.L.C.	118,123	383,162
International Personal Finance P.L.C.	324,526	727,274
International Power P.L.C.	1,441,839	6,148,647
Interserve P.L.C.	62,595	205,097
Intertek Group P.L.C.	69,693	1,210,760
Invensys P.L.C.	554,079	2,389,119
*Investec P.L.C.	382,377	2,583,966
*IP Group P.L.C.	174,476	116,754
ITE Group P.L.C.	38,841	62,459
*ITV P.L.C.	3,143,342	2,111,405
J.D. Wetherspoon P.L.C.	20,187	152,446
James Fisher & Sons P.L.C.	69,699	491,820
Jardine Lloyd Thompson Group P.L.C.	64,417	465,900
JD Sports Fashion P.L.C.	9,632	76,636
JJB Sports P.L.C.	117,363	53,829
JKX Oil and Gas P.L.C.	44,207	169,813
John Menzies P.L.C.	10,110	30,543
John Wood Group P.L.C.	359,041	1,599,867
Johnson Matthey P.L.C.	150,207	3,546,404
*Johnston Press P.L.C.	1,456,828	371,544
*Kazakhmys P.L.C.	132,795	1,901,095
Kcom Group P.L.C.	313,389	150,575

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Keller Group P.L.C.	55,150	$589,233
Kesa Electricals P.L.C.	659,944	1,437,257
Kewill P.L.C.	37,553	48,942
Kier Group P.L.C.	33,540	508,336
Kingfisher P.L.C.	2,156,152	7,674,134
Ladbrokes P.L.C.	458,166	1,342,776
Laird P.L.C.	104,036	301,664
Latchways P.L.C.	2,464	23,860
Laura Ashley Holdings P.L.C.	157,940	37,648
Lavendon Group P.L.C.	60,639	145,948
Legal and General Group P.L.C.	4,922,545	5,295,704
Liontrust Asset Management P.L.C.	4,633	8,634
Lloyds Banking Group P.L.C.	730,778	1,038,468
Logica P.L.C.	1,180,679	1,998,474
London Stock Exchange Group P.L.C.	140,930	1,677,378
Lonmin P.L.C.	72,191	1,665,680
Lookers P.L.C.	78,288	71,301
Low & Bonar P.L.C.	112,993	61,726
*LSL Property Services P.L.C.	14,831	39,671
Luminar Group Holdings P.L.C.	75,958	190,205
Man Group P.L.C.	817,332	3,777,425
Management Consulting Group P.L.C.	228,686	91,672
Manganese Bronze Holdings P.L.C.	3,904	13,960
Marks & Spencer Group P.L.C.	1,223,327	7,077,618
Marshalls P.L.C.	88,489	144,560
Marston’s P.L.C.	148,867	230,733
McBride P.L.C.	145,209	354,678
Meggitt P.L.C.	417,072	1,252,452
Melrose P.L.C.	428,250	824,036
Melrose Resources P.L.C.	72,915	368,690
*Metalrax Group P.L.C.	22,274	2,289
Michael Page International P.L.C.	49,994	252,049
Micro Focus International P.L.C.	22,190	149,697
Millennium and Copthorne Hotels P.L.C.	188,336	879,241
*Minerva P.L.C.	81,885	19,848
Misys P.L.C.	145,039	439,459
*Mitchells & Butlers P.L.C.	134,241	583,998
Mitie Group P.L.C.	158,681	628,386
*MJ Gleeson Group P.L.C.	16,223	19,054
Mondi P.L.C.	327,638	1,450,710
Moneysupermarket.Com Group P.L.C.	126,911	153,371
Morgan Crucible Co. P.L.C.	122,037	262,572
Morgan Sindall P.L.C.	47,970	496,087
Morse P.L.C.	67,859	35,061
Mothercare P.L.C.	68,325	604,949
Mouchel Group P.L.C.	47,646	126,684
*MWB Group Holdings P.L.C.	22,990	19,966
N Brown Group P.L.C.	86,838	336,220
National Express Group P.L.C.	118,479	668,652
National Grid P.L.C.	12,791	119,318
National Grid P.L.C. Sponsored ADR	60,800	2,846,656
NCC Group, Ltd.	8,070	46,825
Nestor Healthcare Group P.L.C.	46,858	21,477
Next P.L.C.	68,270	1,946,621
Northern Foods P.L.C.	276,232	283,224
*Northern Rock P.L.C.	509	—
Northgate P.L.C.	46,984	9,824
Northumbrian Water Group P.L.C.	202,719	790,899
Novae Group P.L.C.	87,874	434,316
Old Mutual P.L.C.	3,082,574	4,944,510
*Optos P.L.C.	2,240	2,884

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Oxford Biomedica P.L.C.	216,069	$38,751
Oxford Instruments P.L.C.	21,584	56,894
Pace P.L.C.	279,442	1,007,138
#*PartyGaming P.L.C.	28,765	123,044
PayPoint P.L.C.	9,427	77,179
Pearson P.L.C. Sponsored ADR	607,283	7,038,410
#Pendragon P.L.C.	326,997	214,791
Pennon Group P.L.C.	119,148	908,685
*Persimmon P.L.C.	411,644	3,096,216
*Peter Hambro Mining P.L.C.	93,028	1,016,394
Petrofac, Ltd.	33,407	418,364
Phoenix IT Group, Ltd.	32,637	118,663
#*Photo-Me International P.L.C.	823,881	291,856
Pinewood Shepperton P.L.C.	31,209	77,618
*Pinnacle Staffing Group P.L.C.	15,255	765
Premier Farnell P.L.C.	104,478	250,151
*Premier Foods P.L.C.	1,169,030	754,773
*Premier Oil P.L.C.	43,029	888,907
*Prostrakan Group P.L.C.	50,004	89,678
Provident Financial P.L.C.	60,295	812,602
Prudential P.L.C.	56,043	419,694
Prudential P.L.C. ADR	341,084	5,126,493
Psion P.L.C.	73,870	82,028
*Punch Taverns P.L.C.	154,459	270,876
PV Crystalox Solar P.L.C.	144,049	196,128
PZ Cussons P.L.C.	198,654	796,411
Qinetiq P.L.C.	481,814	1,087,060
Quintain Estates & Development P.L.C.	76,595	105,690
R.E.A. Holdings P.L.C.	11,361	80,847
*Rank Group P.L.C.	236,514	307,613
Rathbone Brothers P.L.C.	24,811	310,526
Raymarine P.L.C.	10,990	2,273
Reckitt Benckiser Group P.L.C.	58,545	2,812,658
*Redrow P.L.C.	199,414	638,097
Reed Elsevier P.L.C.	7,445	52,431
#Reed Elsevier P.L.C. ADR	37,941	1,075,248
Regus P.L.C.	806,085	939,185
Renishaw P.L.C.	26,120	176,889
*Renold P.L.C.	19,266	7,191
*Renovo Group P.L.C.	132,895	57,754
Rensburg Sheppards P.L.C.	10,746	95,002
*Rentokil Initial P.L.C.	934,753	1,515,154
Restaurant Group P.L.C.	83,949	223,903
Rexam P.L.C.	610,221	2,398,560
Ricardo P.L.C.	27,069	102,194
Rightmove P.L.C.	47,459	331,038
Rio Tinto P.L.C.	113,242	4,717,247
Rio Tinto P.L.C. Sponsored ADR	11,600	1,943,928
RM P.L.C.	30,813	84,993
Robert Walters P.L.C.	96,470	241,658
Robert Wiseman Dairies P.L.C.	33,638	229,771
ROK P.L.C.	63,943	53,341
*Rolls-Royce Group P.L.C.	563,798	3,899,633
Rotork P.L.C.	15,060	224,308
Royal Dutch Shell P.L.C. ADR	935,795	49,157,311
Royal Dutch Shell P.L.C. Series B	109,362	2,835,823
RPC Group P.L.C.	117,028	437,047
RPS Group P.L.C.	107,367	342,692
RSA Insurance Group P.L.C.	2,162,346	4,575,572
S&U P.L.C.	2,614	13,965
SABmiller P.L.C.	376,453	8,703,692

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Sage Group P.L.C.	1,016,278	$3,318,255
Sainsbury (J.) P.L.C.	599,173	3,178,675
*Salamander Energy P.L.C.	124,026	413,566
Savills P.L.C.	133,784	748,101
Schroders P.L.C.	104,402	1,700,404
Schroders P.L.C. Non-Voting	47,239	653,924
*Scott Wilson Group P.L.C.	99,619	104,750
Scottish & Southern Energy P.L.C.	99,391	1,839,009
*SDL P.L.C.	123,603	738,495
Senior P.L.C.	264,314	177,876
Serco Group P.L.C.	91,948	620,004
Severfield-Rowen P.L.C.	116,278	342,413
Severn Trent P.L.C.	79,142	1,280,309
Shanks Group P.L.C.	410,243	527,620
Shire P.L.C.	2,251	33,442
Shire P.L.C. ADR	19,600	878,276
Shore Capital Group P.L.C.	90,186	41,531
SIG P.L.C.	226,769	460,964
*SkyePharma P.L.C. Sponsored ADR	80	152
Smith & Nephew P.L.C.	7,085	56,134
Smith & Nephew P.L.C. Sponsored ADR	33,300	1,320,345
Smiths Group P.L.C.	81,036	974,622
Smiths News P.L.C.	123,090	236,716
*Soco International P.L.C.	44,185	954,221
*Southern Cross Healthcare, Ltd.	31,784	71,626
Spectris P.L.C.	103,458	962,888
Speedy Hire P.L.C.	33,092	19,345
Spirax-Sarco Engineering P.L.C.	34,758	533,194
Spirent Communications P.L.C.	2,392,683	2,799,011
Spirent Communications P.L.C. Sponsored ADR	25,100	116,514
*Sportech P.L.C.	87,812	114,542
Sports Direct International P.L.C.	87,285	128,395
Spring Group P.L.C.	46,963	29,032
SSL International P.L.C.	84,159	795,545
St. Ives Group P.L.C.	57,893	45,220
St. James’s Place P.L.C.	163,426	494,855
St. Modwen Properties P.L.C.	93,532	316,830
Stagecoach Group P.L.C.	184,792	418,543
Standard Chartered P.L.C.	749,103	17,784,301
Standard Life P.L.C.	1,332,019	4,394,996
Sthree P.L.C.	42,650	152,241
*STV Group P.L.C.	56,141	59,205
T. Clarke P.L.C.	26,802	51,375
Tate & Lyle P.L.C.	354,524	2,174,358
Ted Baker P.L.C.	12,672	79,044
*Telecity Group P.L.C.	26,686	150,273
Telecom Plus P.L.C.	23,457	110,177
Tesco P.L.C.	1,092,470	6,689,133
#Thomas Cook Group P.L.C.	408,065	1,479,870
Thomson Reuters P.L.C.	70,330	2,251,481
Thomson Reuters P.L.C. ADR	5,615	1,077,912
Thorntons P.L.C.	37,958	55,639
Tomkins P.L.C.	14,460	42,839
Tomkins P.L.C. Sponsored ADR	300,034	3,519,399
*Topps Tiles P.L.C.	36,015	51,309
*Trafficmaster P.L.C.	25,933	11,718
Travis Perkins P.L.C.	71,434	972,157
Tribal Group P.L.C.	44,362	58,535
Trifast P.L.C.	29,862	12,606
Trinity Mirror P.L.C.	340,299	465,589
TT electronics P.L.C.	91,137	62,396

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
TUI Travel P.L.C.	193,627	$734,603
Tullett Prebon P.L.C.	47,683	283,221
Tullow Oil P.L.C.	74,486	1,228,855
*UK Coal P.L.C.	74,993	147,189
Ultra Electronics Holdings P.L.C.	13,344	254,352
Umeco P.L.C.	61,337	208,019
Unilever P.L.C.	17,957	473,327
Unilever P.L.C. Sponsored ADR	120,000	3,162,000
*Uniq P.L.C.	17,006	8,161
United Business Media P.L.C.	164,105	1,163,558
United Utilities Group P.L.C.	180,199	1,356,563
#United Utilities Group P.L.C. ADR	10,818	164,325
UTV Media P.L.C.	119,515	127,225
*Vectura Group P.L.C.	215,046	280,125
Vedanta Resources P.L.C.	80,760	2,380,951
Venture Production P.L.C.	47,485	661,410
*Vernalis P.L.C.	2,914	4,046
Victrex P.L.C.	40,288	438,323
Vislink P.L.C.	25,526	11,309
Vitec Group P.L.C. (The)	21,322	99,778
Vodafone Group P.L.C.	806,505	1,650,066
Vodafone Group P.L.C. Sponsored ADR	1,571,531	32,342,108
*Volex Group P.L.C.	13,778	15,662
Vp P.L.C.	11,576	31,309
VT Group P.L.C.	79,174	621,696
*Wagon P.L.C.	17,912	577
Waterman Group P.L.C.	13,772	7,713
Weir Group P.L.C. (The)	123,241	1,125,467
Wellstream Holdings P.L.C.	17,103	155,547
WH Smith P.LC.	76,911	546,694
Whitbread P.L.C.	165,657	2,397,848
White Young Green P.L.C.	21,044	8,271
William Hill P.L.C.	269,658	827,059
William Morrison Supermarkets P.L.C.	984,900	4,423,531
Wilmington Group P.L.C.	141,363	286,153
Wincanton P.L.C.	49,175	153,671
*Wolfson Microelectronics P.L.C.	178,762	376,922
*Wolseley P.L.C.	66,480	1,487,630
Wolseley P.L.C. ADR	62,362	141,562
*Woolworths Group P.L.C.	691,502	—
WPP P.L.C.	18,201	140,378
#WPP P.L.C. Sponsored ADR	49,747	1,916,254
WSP Group P.L.C.	82,843	379,138
Xaar P.L.C.	21,799	34,051
Xchanging P.L.C.	114,591	367,721
XP Power, Ltd.	1,410	5,242
*Xstrata P.L.C.	703,942	9,508,462
*Yell Group P.L.C.	542,778	278,353
Yule Catto & Co. P.L.C.	27,063	51,969

TOTAL UNITED KINGDOM		637,568,984

TOTAL COMMON STOCKS		3,278,219,474

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	21,739	11,912

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*UXC, Ltd. Options 03/31/10	12,037	2,517

BELGIUM — (0.0%)
#*Fortis Coupons	409,619	—

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*RealDolmen NV STRIP VVPR	634	$27

TOTAL BELGIUM		27

FRANCE — (0.0%)
*Gifi SA Rights 07/07/15	712	1

GERMANY — (0.0%)
*Escada AG Rights 08/05/09	4,550	467

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	514,000	—
*Asia Standard International Group, Ltd. Warrants 09/07/09	322,140	—
*Imagi International Holdings, Ltd. Rights 08/14/09	16,000	413
*ITC Corp., Ltd. Warrants 11/04/09	86,226	111
*ITC Properties Group, Ltd. Warrants 06/02/10	332,000	429
*Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—

TOTAL HONG KONG		953

ITALY — (0.0%)
#*Aedes SpA Rights 08/12/09	15,702	2,954
*Unione di Banche Italiane ScpA Warrants 06/30/11	294,148	21,507

TOTAL ITALY		24,461

JAPAN — (0.0%)
*Dowa Holdings Co., Ltd. Warrants 01/29/10	10,000	—

SINGAPORE — (0.0%)
*Ban Joo & Co., Ltd. Warrants 11/22/11	7,333	178

SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	60,296	55,294

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 2009	33,111	158,188
*Findel P.L.C. Rights 08/10/09	241,896	61,622
*Northgate P.L.C. Rights 08/11/09	469,840	43,166
*Rexam P.L.C. Rights 08/18/09	221,899	309,195

TOTAL UNITED KINGDOM		572,171

TOTAL RIGHTS/WARRANTS		656,069

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $16,075,000 FNMA 4.381%(r), 10/01/35, valued at $9,989,343) to be repurchased at $9,839,156	$9,839	9,839,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.3%)
§@DFA Short Term Investment Fund LP	639,413,971	639,413,971

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $954,650) to be repurchased at $935,947	$936	$935,931

TOTAL SECURITIES LENDING COLLATERAL		640,349,902

TOTAL INVESTMENTS — (100.0%) (Cost $4,508,946,036)##		$3,929,076,357

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,042,581	$190,896,900	—	$201,939,481
Austria	415,634	19,265,248	—	19,680,882
Belgium	4,694,764	27,388,732	—	32,083,496
Canada	300,200,780	436	—	300,201,216
Denmark	1,566,660	28,117,829	—	29,684,489
Finland	3,856,651	46,666,858	—	50,523,509
France	46,938,870	208,947,932	—	255,886,802
Germany	43,049,770	146,604,638	—	189,654,408
Greece	8,138,934	28,708,286	—	36,847,220
Hong Kong	239,698	71,460,112	—	71,699,810
Ireland	8,532,744	13,038,589	—	21,571,333
Italy	11,193,366	89,900,582	—	101,093,948
Japan	76,420,555	648,571,559	—	724,992,114
Netherlands	23,106,852	70,480,806	—	93,587,658
New Zealand	466,776	7,959,825	—	8,426,601
Norway	1,713,329	32,061,797	—	33,775,126
Portugal	288,058	16,708,540	—	16,996,598
Singapore	161,740	47,321,368	—	47,483,108
Spain	58,574,931	58,406,024	—	116,980,955
Sweden	6,594,978	66,595,679	—	73,190,657
Switzerland	52,718,662	161,632,417	—	214,351,079
United Kingdom	252,578,590	384,990,394	—	637,568,984
Preferred Stocks
Australia	—	11,912	—	11,912
Rights/Warrants
Australia	—	2,517	—	2,517
Belgium	27	—	—	27
France	1	—	—	1
Germany	467	—	—	467
Hong Kong		953	—	953
Italy	24,461	—	—	24,461
Singapore	178	—	—	178
Switzerland	55,294	—	—	55,294
United Kingdom	352,362	219,809	—	572,171
Temporary Cash Investments	—	9,839,000	—	9,839,000
Securities Lending Collateral	—	640,349,902	—	640,349,902

TOTAL	$912,927,713	$3,016,148,644	—	$3,929,076,357

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (90.0%)
AUSTRALIA — (4.5%)
ABB Grain, Ltd.	21,100	$157,147
Adelaide Brighton, Ltd.	34,320	71,314
*Aditya Birla Minerals, Ltd.	7,401	4,303
AGL Energy, Ltd.	11,707	145,519
Alesco Corp., Ltd.	10,006	36,941
*Alumina, Ltd.	275,580	394,471
*Alumina, Ltd. Sponsored ADR	4,700	26,978
Amalgamated Holdings, Ltd.	1,450	5,626
Amcor, Ltd.	93,253	384,379
Amcor, Ltd. Sponsored ADR	500	8,210
AMP, Ltd.	36,047	168,730
Ansell, Ltd.	17,816	137,765
APA Group	41,217	96,973
#APN News & Media, Ltd.	45,153	70,205
*Aquila Resources, Ltd.	9,171	46,408
Aristocrat Leisure, Ltd.	24,758	88,912
*Arrow Energy, Ltd.	36,879	132,460
*Asciano Group	52,953	70,844
ASX, Ltd.	3,707	116,360
*Atlas Iron, Ltd.	52,309	86,643
*Austar United Communications, Ltd.	32,793	28,195
Austereo Group, Ltd.	31,793	38,296
*Australasian Resources, Ltd.	31,503	11,565
Australia & New Zealand Banking Group, Ltd.	95,042	1,468,095
Australian Agricultural Co., Ltd.	15,396	16,796
Australian Infrastructure Fund	74,553	91,920
Australian Worldwide Exploration, Ltd.	63,153	141,144
Automotive Holdings Group, Ltd.	26,062	36,863
*Avoca Resources, Ltd.	40,966	59,797
AWB, Ltd.	40,629	44,672
AXA Asia Pacific Holdings, Ltd.	33,047	117,117
#*Babcock & Brown Infrastructure Group	67,889	4,287
Bank of Queensland, Ltd.	23,100	216,713
Beach Petroleum, Ltd.	112,293	79,908
Bendigo Bank, Ltd.	43,316	296,287
BHP Billiton, Ltd.	1,925	60,742
BHP Billiton, Ltd. Sponsored ADR	16,464	1,036,573
Billabong International, Ltd.	17,322	133,267
BlueScope Steel, Ltd.	232,098	653,798
*Boart Longyear Group	24,822	6,130
#Boral, Ltd.	76,590	319,063
Bradken, Ltd.	20,617	90,960
Brambles, Ltd.	12,302	61,550
Brickworks, Ltd.	11,653	125,958
Cabcharge Australia, Ltd.	7,235	31,087
#Caltex Australia, Ltd.	21,595	235,376
Campbell Brothers, Ltd.	6,849	131,837
Cardno, Ltd.	10,000	32,301
*Centamin Egypt, Ltd.	53,553	78,003
Centennial Coal Co., Ltd.	23,797	59,610
Challenger Financial Services Group, Ltd.	74,729	166,670
Charter Hall Group	60,646	23,524
Clough, Ltd.	65,000	44,928
*Coal of Africa, Ltd.	8,139	11,977
Coca-Cola Amatil, Ltd.	6,433	50,018
Cochlear, Ltd.	2,204	102,208
Commonwealth Bank of Australia	49,366	1,749,098

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Computershare, Ltd.	7,697	$63,142
ConnectEast Group	178,870	58,197
Consolidated Media Holdings, Ltd.	45,127	103,149
Corporate Express Australia, Ltd.	14,442	46,053
Crane Group, Ltd.	11,401	104,631
Crown, Ltd.	36,305	226,412
CSL, Ltd.	4,569	115,978
CSR, Ltd.	145,297	225,938
*Customers, Ltd.	30,668	58,834
David Jones, Ltd.	60,555	259,853
Downer EDI, Ltd.	45,761	247,002
DUET Group	84,475	115,752
*Eastern Star Gas, Ltd.	53,053	48,456
Elders, Ltd.	137,578	43,872
Emeco Holdings, Ltd.	38,194	17,503
Energy Developments, Ltd.	17,743	36,244
#*Energy World Corp., Ltd.	36,310	19,400
Envestra, Ltd.	126,388	54,986
#Fairfax Media, Ltd.	266,773	327,656
Felix Resources, Ltd.	7,434	111,204
FKP Property Group	191,087	90,400
Fleetwood Corp., Ltd.	5,355	28,948
Flight Centre, Ltd.	9,755	78,993
#*Fortescue Metals Group, Ltd.	22,863	80,517
Foster’s Group, Ltd.	45,543	204,636
*Geodynamics, Ltd.	37,639	28,692
*Gindalbie Metals, Ltd.	91,248	66,685
Goodman Fielder, Ltd.	191,441	221,620
*Graincorp, Ltd. Series A	2,800	17,503
GUD Holdings, Ltd.	5,363	36,430
Gunns, Ltd.	64,281	51,640
GWA International, Ltd.	23,818	56,770
#Harvey Norman Holdings, Ltd.	58,292	159,469
*Hastie Group, Ltd.	26,379	33,541
Healthscope, Ltd.	25,043	90,821
Hills Industries, Ltd.	33,802	48,660
iiNet, Ltd.	5,007	7,323
*Iluka Resources, Ltd.	42,161	111,028
*Incitec Pivot, Ltd.	184,541	425,978
Infigen Energy	53,503	57,614
Insurance Australia Group, Ltd.	125,024	382,456
Invocare, Ltd.	12,546	59,641
IOOF Holdings, Ltd.	38,169	151,359
Iress Market Technology, Ltd.	8,789	52,911
*iSOFT Group, Ltd.	119,926	76,551
*James Hardie Industries NV	18,555	80,342
*James Hardie Industries NV Sponsored ADR	1,236	26,376
JB Hi-Fi, Ltd.	6,986	98,811
*Jetset Travelworld, Ltd.	25,000	16,274
*Kagara, Ltd.	18,234	16,501
*Karoon Gas Australia, Ltd.	9,112	85,814
*Kingsgate Consolidated, Ltd.	13,748	80,122
Leighton Holdings, Ltd.	3,797	95,473
Lend Lease Corp., Ltd.	48,094	311,198
*Lihir Gold, Ltd.	111,361	261,267
*Linc Energy, Ltd.	11,929	15,464
Lion Nathan, Ltd.	8,162	79,774
*Lynas Corp., Ltd.	31,288	11,619
Macarthur Coal, Ltd.	18,614	121,942
*Macarthur Coal, Ltd.	2,802	18,373
MacMahon Holdings, Ltd.	33,273	12,469

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Macquarie Airports	28,742	$59,645
#Macquarie Group, Ltd.	23,248	854,353
Macquarie Media Group, Ltd.	12,586	16,334
Metcash, Ltd.	36,151	128,821
*Minara Resources, Ltd.	11,796	10,997
Mineral Resources, Ltd.	23,936	83,117
*Mirabela Nickel, Ltd.	6,370	14,949
*Mirabela Nickel, Ltd.	947	2,210
Mitchell Communications Group, Ltd.	87,501	59,690
*Molopo Australia, Ltd.	34,531	30,279
Monadelphous Group, Ltd.	3,185	30,902
*Mount Gibson Iron, Ltd.	104,588	104,534
*Murchison Metals, Ltd.	12,393	19,836
National Australia Bank, Ltd.	65,156	1,322,407
Navitas, Ltd.	23,297	53,556
New Hope Corp., Ltd.	16,571	73,921
Newcrest Mining, Ltd.	13,697	345,501
*Nexus Energy, Ltd.	23,896	6,993
*NIB Holdings, Ltd.	74,922	58,824
*Nufarm, Ltd.	22,630	204,469
Oil Search, Ltd.	23,186	109,546
OneSteel, Ltd.	169,572	423,214
Orica, Ltd.	15,629	293,004
Origin Energy, Ltd.	8,765	106,149
OZ Minerals, Ltd.	317,348	298,589
Pacific Brands, Ltd.	105,332	104,904
#*Paladin Energy, Ltd.	63,490	242,330
Pan Pacific Petroleum NL	204,902	84,757
*PanAust, Ltd.	121,786	42,000
Panoramic Resources, Ltd.	28,452	65,748
Paperlinx, Ltd.	118,324	49,938
Peet, Ltd.	8,000	11,294
Perpetual Trustees Australia, Ltd.	3,117	87,083
*Pharmaxis, Ltd.	32,250	65,781
Platinum Asset Mangement, Ltd.	5,135	19,575
PMP, Ltd.	73,062	25,659
Premier Investments, Ltd.	9,537	48,347
Primary Health Care, Ltd.	18,883	87,855
Programmed Maintenance Service, Ltd.	14,371	36,028
Qantas Airways, Ltd.	122,209	235,923
QBE Insurance Group, Ltd.	13,369	217,624
Ramsay Health Care, Ltd.	9,989	87,416
Redflex Holdings, Ltd.	4,000	7,334
Ridley Corp., Ltd.	41,028	28,397
Rio Tinto, Ltd.	18,907	953,249
*Riversdale Mining, Ltd.	11,358	62,690
*Roc Oil Co., Ltd.	26,512	16,375
SAI Global, Ltd.	16,627	39,517
Salmat, Ltd.	11,000	34,416
Santos, Ltd.	40,322	490,728
Sedgman, Ltd.	8,000	8,966
Seek, Ltd.	8,870	31,512
Seven Network, Ltd.	22,576	120,061
Sigma Pharmaceuticals, Ltd.	130,515	140,912
*Silex System, Ltd.	5,714	32,970
Sims Metal Management, Ltd.	19,796	462,909
*Sino Gold Mining, Ltd.	22,597	100,381
Sonic Healthcare, Ltd.	20,454	199,499
SP Ausnet	62,945	40,952
SP Telemedia, Ltd.	80,192	35,112
Spark Infrastructure Group	75,083	66,976

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Spotless Group, Ltd.	38,068	$80,607
*St. Barbara, Ltd.	263,606	43,164
*Straits Resources, Ltd.	21,527	41,881
STW Communications Group, Ltd.	44,763	23,462
Suncorp-Metway, Ltd.	98,211	582,349
Sunland Group, Ltd.	19,187	13,806
Super Cheap Auto Group, Ltd.	10,731	39,551
TABCORP Holdings, Ltd.	61,997	374,126
Tassal Group, Ltd.	23,021	34,686
*Tatts Group, Ltd.	62,315	127,362
Telstra Corp., Ltd.	38,937	114,824
Telstra Corp., Ltd. ADR	600	8,772
Ten Network Holdings, Ltd.	36,370	38,758
Thakral Holdings Group	48,013	8,391
Toll Holdings, Ltd.	43,138	244,518
Tower Australia Group, Ltd.	51,749	107,140
Transfield Services Infrastructure Fund	28,973	22,111
Transfield Services, Ltd.	7,140	16,659
*Transpacific Industries Group, Ltd.	31,607	32,000
Transurban Group	11,430	41,320
United Group, Ltd.	11,772	118,006
*Virgin Blue Holdings, Ltd.	149,589	37,290
*Virgin Blue Holdings, Ltd. Private Placement Shares	163,374	40,991
Washington H. Soul Pattinson & Co., Ltd.	23,821	218,363
#*Wesfarmers, Ltd.	41,361	890,948
#West Australian Newspapers Holdings, Ltd.	5,334	26,805
*Western Areas NL	4,482	22,835
Westpac Banking Corp.	37,324	672,141
Whitehaven Coal, Ltd.	14,879	38,884
*Whitehaven Coal, Ltd. Private Placement Shares	2,558	6,675
WHK Group, Ltd.	37,000	29,323
Woodside Petroleum, Ltd.	4,284	164,194
Woolworths, Ltd.	9,982	226,674
WorleyParsons, Ltd.	5,578	120,282

TOTAL AUSTRALIA		30,048,744

AUSTRIA — (0.4%)
Agrana Beteiligungs AG	553	41,933
Andritz AG	1,102	48,356
*A-TEC Industries AG	3,557	46,200
*Austrian Airlines AG	6,299	38,695
*BWIN Interactive Entertainment AG	2,292	93,963
Erste Group Bank AG	13,914	485,037
EVN AG	3,117	52,080
Flughafen Wien AG	1,738	67,308
*Intercell AG	925	33,928
Lenzing AG	10	2,527
Mayr-Melnhof Karton AG	732	68,673
Oesterreichischen Elektrizitaetswirtschafts AG	554	26,991
Oesterreichischen Post AG	3,093	94,852
OMV AG	11,844	469,970
Raiffeisen International Bank-Holding AG	5,142	229,533
*RHI AG	982	20,806
Schoeller-Bleckmann Oilfield Equipment AG	365	13,014
Strabag SE	4,207	102,460
Telekom Austria AG	9,625	146,929
Uniqa Versicherungen AG	576	11,013
#Vienna Insurance Group AG	3,710	171,510
Voestalpine AG	16,373	454,185
*Wienerberger AG	7,958	132,468

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
*Zumtobel AG	2,513	$27,038

TOTAL AUSTRIA		2,879,469

BELGIUM — (0.7%)
Ackermans & van Haaren NV	2,967	207,784
*Agfa Gevaert NV	13,208	40,835
#Anheuser-Busch InBev NV	5,871	232,920
*Arseus NV	4,228	45,939
Banque Nationale de Belgique	23	82,692
*Barco NV	1,766	78,395
Bekaert SA	1,274	158,729
#Belgacom SA	3,831	137,241
#Colruyt SA	474	106,094
Compagnie d’Entreprises CFE	1,322	58,848
Compagnie Maritime Belge SA	2,959	96,039
Delhaize Group	68	4,867
Delhaize Group Sponsored ADR	13,449	957,434
*Dexia SA	7,096	55,559
D’Ieteren SA NV	570	123,202
Econocom Group SA	2,034	21,408
Elia System Operator SA NV	889	33,462
Euronav SA	3,702	73,295
EVS Broadcast Equipment SA	602	34,914
Exmar NV	3,608	52,946
*KBC Groep NV	10,448	222,430
Mobistar SA	1,159	73,827
*Nyrstar NV	5,561	48,578
Omega Pharma SA	2,093	65,895
Recticel SA	6,887	35,510
*Sipef NV	400	18,346
Solvay SA	8,168	800,467
*Telenet Group Holding NV	4,618	105,955
Tessenderlo Chemie NV	1,781	62,559
#UCB SA	14,043	464,125
#Umicore	11,188	292,120

TOTAL BELGIUM		4,792,415

BRAZIL — (1.5%)
Acos Villares SA	139,000	55,131
AES Tiete SA (2440693)	3,400	32,255
AES Tiete SA (2441038)	7,800	84,867
All America Latina Logistica SA	45,300	286,016
American Banknote SA	3,300	27,769
*Anhanguera Educacional Participacoes SA	7,100	70,401
B2W Cia Global Do Varejo	5,500	127,496
*Banco ABC Brasil SA	7,400	31,294
Banco Alfa de Investimento SA	14,300	58,863
Banco Bradesco SA	21,100	278,770
*Banco Daycoval SA	7,600	31,976
Banco do Brasil SA	6,300	79,757
*Banco Industrial e Comercial SA	10,100	48,829
*Banco Panamericano SA	15,000	40,841
*BM&F Bovespa SA	53,800	347,180
*BR Malls Participacoes SA	6,600	68,627
Brasmotor SA	237,000	102,892
*BRF - Brasil Foods SA ADR	4,800	211,776
*Brookfield Incorporacoes SA	12,700	40,841
Centrais Eletricas Brasilerias SA (2308445)	4,000	55,313
Centrais Eletricas Brasilerias SA (2311120)	3,500	53,482
Cia de Gas de Sao Paulo	1,400	25,588
Cia de Saneamento de Minas Gerais-Copasa	12,600	172,142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Cia Energetica de Minas Gerais	1,250	$14,002
Cia Energetica de Sao Paulo	12,900	132,958
Cia Vale do Rio Doce	52,700	1,039,771
Companhia de Concessoes Radoviarias	5,300	87,067
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	144,953
Companhia Siderurgica Nacional SA Sponsored ADR	3,900	99,840
*Cosan SA Industria e Comercio	20,700	190,164
CPFL Energia SA	4,200	73,836
Cremer SA	10,900	67,769
Cyrela Brazil Realty SA	35,300	363,075
*Diagnosticos Da America SA	5,000	106,659
*Empresa Brasileira de Aeronautica SA ADR	20,543	400,383
Eternit SA	19,700	78,979
*Even Construtora e Incorporadora SA	12,300	37,446
*EZ Tec Empreendimentos e Participacoes SA	13,000	41,737
Ferbasa-Ferro Ligas Da Bahia	11,500	59,172
Fertilizantes Fosfatados SA	7,100	66,595
Gafisa SA	5,100	65,194
Gafisa SA ADR	4,400	112,684
Gerdau SA	11,400	101,184
*Global Village Telecom Holding SA	13,300	257,410
*Grendene SA	3,000	33,365
*IdeiasNet SA	15,400	28,064
*Iguatemi Empresa de Shopping Centers SA	3,000	36,002
Itau Unibanco Holding SA ADR	16,575	296,527
JBS SA	64,200	254,976
JHSF Participacoes SA	7,900	11,009
Light SA	7,300	95,077
*LLX Logistica SA	2,122	5,618
Lojas Americanas SA	25,300	122,042
Lojas Renner SA	8,000	117,143
*Lupatech SA	1,100	12,587
M Dias Branco SA	2,800	47,273
*Medial Saude SA	3,600	16,304
*Mmx Mineracao e Metalicos SA	1,100	4,186
*Multiplan Empreendimentos Imobiliarios SA	3,200	41,043
Natura Cosmeticos SA	6,100	86,902
Obrascon Huarte Lain Brasil SA	1,000	10,773
OdontoPrev SA	6,300	102,921
*Paranapanema SA	10,000	21,868
*PDG Realty SA Empreendimentos e Participacoes	2,700	38,349
Petroleo Brasileiro SA ADR (71654V101)	22,106	744,972
Petroleo Brasileiro SA ADR (71654V408)	16,006	660,087
Porto Seguro SA	21,100	188,862
*Positivo Informatica SA	7,200	52,714
*Rossi Residencial SA	13,200	76,692
Sao Carlos Empreendimentos e Participacoes SA	5,000	41,270
*Sao Martinho SA	3,200	27,185
Souza Cruz SA	1,500	51,052
*Sul America SA	3,600	63,655
*Tam SA	10,900	134,370
Tele Norte Leste Participacoes SA	2,700	48,769
Telecomunicacoes de Sao Paulo SA	2,100	41,871
*Tim Participacoes SA	12,200	36,095
Totvs SA	3,500	140,319
Tractebel Energia SA	2,700	28,017
Universo Online SA	12,900	54,621
Usinas Siderurgicas de Minas Gerais SA	4,500	109,958
Vivo Participacoes SA	1,015	22,299
Vivo Participacoes SA ADR	6,271	142,791

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Weg SA	11,900	$95,736

TOTAL BRAZIL		10,016,348

CANADA — (6.6%)
*Aastra Technologies, Ltd.	1,700	36,296
*Absolute Software Corp.	500	2,687
Addax Petroleum Corp.	7,581	360,665
Aecon Group, Inc.	2,400	22,479
AGF Management, Ltd. Class B	8,278	117,648
Agnico Eagle Mines, Ltd.	4,700	275,696
Agrium, Inc.	9,895	454,770
*Alamos Gold, Inc.	9,100	81,856
*Alimentation Couche-Taro, Inc. Class B	18,385	290,474
*Anvil Mining, Ltd.	600	1,170
Astral Media, Inc. Class A	6,200	168,921
*Atrium Innovations, Inc.	2,000	23,764
*ATS Automation Tooling System, Inc.	7,200	31,079
*Baffinland Iron Mines Corp.	9,400	4,363
*Ballard Power Systems, Inc.	23,900	44,372
Bank of Montreal	17,285	866,777
Bank of Nova Scotia	28,000	1,193,558
*Bankers Petroleum, Ltd.	13,800	38,559
Barrick Gold Corp.	19,700	687,968
BCE, Inc.	2,200	50,505
Biovail Corp.	19,800	263,755
*Birchcliff Energy, Ltd.	11,600	67,301
*Blackpearl Resources, Inc.	30,300	43,035
Bombardier, Inc. Class B	54,332	192,665
*Boralex, Inc. Class A	1,300	11,163
*Breaker Energy, Ltd.	4,200	16,180
Brookfield Asset Management, Inc. Series A	200	4,201
CAE, Inc.	23,952	158,976
Calfrac Well Services, Ltd.	4,400	45,746
*Calvalley Petroleum, Inc.	10,000	18,566
Cameco Corp.	3,400	93,423
Canaccord Capital, Inc.	4,900	38,390
Canada Bread Co., Ltd.	1,400	55,493
*Canadian Hydro Developers, Inc.	8,700	40,623
Canadian Imperial Bank of Commerce	18,400	1,132,610
Canadian National Railway Co.	4,800	233,439
Canadian National Resources, Ltd.	15,360	923,382
Canadian Pacific Railway, Ltd.	10,772	478,978
Canadian Tire Corp. Class A	8,800	441,777
Canadian Utilities, Ltd. Class A	4,140	140,658
Canadian Western Bank	6,500	109,756
Canam Group, Inc. Class A	3,600	23,694
*Canfor Corp.	11,404	58,330
*Cangene Corp.	1,800	6,416
*Capstone Mining Corp.	17,800	49,901
*Cardiome Pharma Corp.	100	417
Cascades, Inc.	5,000	24,600
*Catalyst Paper Corp.	31,100	5,197
CCL Industries, Inc. Class B	3,124	66,931
*Celestica, Inc.	29,300	233,910
*Celtic Exploration, Ltd.	5,900	82,263
*CGI Group, Inc.	34,960	355,360
CI Financial Corp.	4,800	94,017
Cogeco Cable, Inc.	2,800	74,467
*COM DEV International, Ltd.	13,300	38,150
#*Compton Petroleum Corp.	6,700	7,339
*Connacher Oil & Gas, Ltd.	15,200	12,699

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Corby Distilleries, Ltd.	1,100	$15,194
*Corridor Resources, Inc.	9,600	28,161
Corus Entertainment, Inc. Class B	6,900	94,477
*Cott Corp.	6,600	36,638
*Crew Energy, Inc.	10,600	51,955
*Denison Mines Corp.	32,600	55,985
*Descartes Systems Group, Ltd. (The)	1,800	7,402
Dorel Industries, Inc. Class B	4,000	92,829
DundeeWealth, Inc.	500	4,382
*Eastern Platinum, Ltd.	11,900	6,628
*Eldorado Gold Corp.	16,600	166,886
Emera, Inc.	1,800	34,672
Empire Co., Ltd. Class A	3,500	134,249
#Enbridge, Inc.	4,590	177,635
EnCana Corp.	20,055	1,075,681
Ensign Energy Services, Inc.	15,700	238,142
*Equinox Minerals, Ltd.	106,675	270,339
Equitable Group, Inc.	3,000	51,102
*Euro Goldfields, Ltd.	6,000	18,102
Evertz Technologies, Ltd.	200	2,917
*Fairborne Energy, Ltd.	9,500	31,483
Fairfax Financial Holdings, Inc.	2,030	618,092
Finning International, Inc.	14,856	229,477
First Quantum Minerals, Ltd.	8,500	566,141
*Firstservice Corp.	2,200	33,799
*Flint Energy Services, Ltd.	3,700	35,618
*FNX Mining Co., Inc.	4,400	35,453
Fortis, Inc.	6,300	148,896
Forzani Group, Ltd. Class A	2,800	37,507
Franco-Nevada Corp.	4,700	117,364
*Fronteer Development Group, Inc.	19,300	73,276
*Galleon Energy, Inc. Class A	9,608	38,441
Gennum Corp.	6,300	23,217
George Weston, Ltd.	2,900	158,050
Gerdau Ameristeel Corp.	21,152	146,675
#*Gildan Activewear, Inc.	11,000	183,393
*Glacier Media, Inc.	1,400	2,248
Goldcorp, Inc.	30,117	1,144,292
*Golden Star Resources, Ltd.	45,300	111,437
*Grande Cache Coal Corp.	1,000	2,655
*Great Basin Gold, Ltd.	4,000	5,830
*Great Canadian Gaming Corp.	4,100	22,722
Great West Lifeco, Inc.	14,700	353,428
Groupe Aeroplan, Inc.	20,700	188,505
*Hanfeng Evergreen, Inc.	6,300	35,440
Harry Winston Diamond Corp.	8,400	49,047
*High River Gold Mines, Ltd.	25,000	6,962
*Highpine Oil & Gas, Ltd.	4,000	16,004
Home Capital Group, Inc.	3,200	101,295
*HudBay Minerals, Inc.	16,900	125,191
Husky Energy, Inc.	900	26,484
IAMGOLD Corp.	33,500	355,136
IGM Financial, Inc.	3,400	141,997
*Imax Corp.	5,500	49,780
Imperial Oil, Ltd.	2,200	88,123
Industrial Alliance Insurance & Financial Services, Inc.	11,136	305,988
Inmet Mining Corp.	5,200	217,992
Intact Financial Corp.	9,200	301,984
*Iteration Energy, Ltd.	35,800	36,888
*Ivanhoe Energy, Inc.	12,000	16,041
*Ivanhoe Mines, Ltd.	5,000	40,381

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Jean Coutu Group (PJC), Inc. Class A (The)	14,900	$138,453
Kingsway Financial Services, Inc.	5,000	16,245
Kinross Gold Corp.	17,200	339,290
*Lake Shore Gold Corp.	10,400	31,280
Laurentian Bank of Canada	3,200	106,196
Leon’s Furniture, Ltd.	2,800	25,758
Linamar Corp.	3,700	39,121
Loblaw Companies, Ltd.	5,900	187,310
*Lundin Mining Corp.	17,400	53,625
*MacDonald Dettweiler & Associates, Ltd.	4,300	124,340
Magna International, Inc. Class A	18,036	912,473
Major Drilling Group International, Inc.	800	18,425
Manitoba Telecom Services, Inc.	1,300	41,754
#Manulife Financial Corp.	52,892	1,284,432
Maple Leaf Foods, Inc.	8,100	68,800
*Martinrea International, Inc.	6,100	33,975
*MDS, Inc.	15,200	97,500
*Mega Uranium, Ltd.	22,900	28,698
Methanex Corp.	10,500	174,959
Metro, Inc. Class A	6,459	202,359
*Migao Corp.	12,900	92,087
*Mullen Group, Ltd.	5,800	69,993
National Bank of Canada	18,272	985,645
*Neo Material Technologies, Inc.	28,900	72,434
Nexen, Inc.	24,798	514,030
Niko Resources, Ltd.	1,900	133,869
Norbord, Inc.	8,900	8,675
*Northgate Minerals Corp.	52,500	124,275
*Nuvista Energy, Ltd.	10,700	97,936
Onex Corp.	13,600	267,013
*Open Text Corp.	1,700	64,434
*OPTI Canada, Inc.	22,900	33,375
*Pan Amer Silver Corp.	5,400	105,569
*Paramount Resources, Ltd. Class A	3,700	24,695
*Parkbridge Lifestyles Communities, Inc.	800	2,911
Pason Systems, Inc.	2,400	20,920
#*Petrobank Energy & Resources, Ltd.	4,000	121,717
Petro-Canada	37,100	1,532,215
Potash Corp. of Saskatchewan, Inc.	1,700	158,377
Power Corp. of Canada, Ltd.	21,217	595,593
Power Financial Corp.	14,755	428,029
Progress Energy Resources Corp.	6,900	60,529
*QLT, Inc.	15,600	54,015
*Quadra Mining, Ltd.	2,400	23,527
Quebecor, Inc. Class B	4,300	75,801
*Questerre Energy Corp.	32,700	43,408
*Red Back Mining, Inc.	15,200	141,241
Reitmans Canada, Ltd.	6,900	91,274
*Research In Motion, Ltd.	4,500	341,787
Richelieu Hardware, Ltd.	600	10,939
Ritchie Brothers Auctioneers, Inc.	2,700	64,665
Rogers Communications, Inc. Class B	3,000	83,351
*RONA, Inc.	17,700	225,594
Royal Bank of Canada	39,027	1,857,790
Russel Metals, Inc.	7,100	110,067
Samuel Manu-Tech, Inc.	500	1,624
*Sandvine Corp.	27,400	30,013
Saputo, Inc.	4,200	91,778
Savanna Energy Services Corp.	3,200	16,813
*SEMAFO, Inc.	23,000	48,680
Shaw Communictions, Inc. Class B	7,500	131,655

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
ShawCor, Ltd.	6,200	$117,698
Sherritt International Corp.	40,900	232,738
Shoppers Drug Mart Corp.	2,800	116,990
*Shore Gold, Inc.	1,800	919
*Sierra Wireless, Inc.	4,100	29,534
*Silver Standard Resources, Inc.	5,700	112,598
*Silver Wheaton Corp.	23,900	220,308
Silvercorp Metals, Inc.	29,600	108,536
*Sino-Forest Corp.	22,900	312,490
SNC-Lavalin Group, Inc.	3,784	159,685
*Stantec, Inc.	3,000	75,414
Sun Life Financial, Inc.	37,684	1,288,025
Suncor Energy, Inc.	22,976	743,081
*SunOpta, Inc.	4,800	10,694
Superior Plus Corp.	4,600	47,057
*SXC Health Solutions Corp.	5,400	161,762
Talisman Energy, Inc.	68,900	1,064,920
*Taseko Mines, Ltd.	5,400	11,078
*Teck Resources, Ltd. Class B	51,800	1,363,221
Telus Corp.	300	8,661
#*Thompson Creek Metals Company, Inc.	21,100	307,906
Thomson Reuters Corp.	9,191	296,825
Tim Hortons, Inc.	5,075	137,139
#*Timminco, Ltd.	5,700	5,556
TMX Group, Inc.	2,120	68,190
Toromont Industries, Ltd.	3,900	78,018
Toronto Dominion Bank	37,400	2,191,055
Torstar Corp. Class B	7,000	34,440
Transalta Corp.	12,570	250,408
TransCanada Corp.	23,444	666,813
Transcontinental, Inc. Class A	6,300	49,184
*Transglobe Energy Corp.	8,100	25,565
Trican Well Service, Ltd.	11,000	98,027
Trinidad Drilling, Ltd.	7,900	36,447
*TriStar Oil and Gas, Ltd.	14,600	155,318
Uni-Select, Inc.	1,200	28,573
*Uranium One, Inc.	47,000	125,653
*UTS Energy Corp.	31,150	43,663
*Verenex Energy, Inc.	7,800	44,096
*Vero Energy, Inc.	3,900	10,608
*Viterra, Inc.	29,800	250,904
*West Energy, Ltd.	20,900	40,743
West Fraser Timber Co., Ltd.	3,000	73,938
*Westport Innovations, Inc.	7,700	69,334
Winpak, Ltd.	700	5,042
Yamana Gold, Inc.	44,800	427,102

TOTAL CANADA		43,772,815

CHILE — (0.3%)
Aguas Andinas SA Series A	284,336	115,090
Banco de Chile Series F ADR	3,097	137,815
Banco de Credito e Inversiones SA Series A	5,442	152,376
Banco Santander Chile SA	1,227,899	57,872
Banco Santander Chile SA ADR	524	25,734
CAP SA	8,340	193,914
Colbun SA	415,803	104,786
Compania Cervecerias Unidas SA ADR	1,400	47,838
Compania General de Electricidad SA	17,073	114,230
*Compania SudAmericana de Vapores SA	36,688	27,123
CorpBanca SA ADR	912	27,269
Cristalerias de Chile SA	2,000	21,588

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Embotelladora Andina SA Series B	17,884	$52,887
Embotelladora Andina SA Series B ADR	315	5,749
Empresa Nacional de Electricidad SA Sponsored ADR	1,500	73,950
Empresa Nacional de Telecomunicaciones SA	10,357	143,089
Empresas CMPC SA	6,947	205,438
Empresas Copec SA	18,042	229,752
Enersis SA Sponsored ADR	8,920	171,175
Lan Airlines SA Sponsored ADR	5,500	67,265
Madeco SA	620,000	41,035
Masisa SA	257,163	33,937
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	14,316
Vina Concha Y Toro SA Sponsored ADR	600	24,960

TOTAL CHILE		2,089,188

CHINA — (4.2%)
Agile Property Holdings, Ltd.	268,000	376,991
*Air China, Ltd.	344,000	221,982
Ajisen China Holdings, Ltd.	69,000	46,686
Aluminum Corp. of China, Ltd. ADR	13,900	401,432
AMVIG Holdings, Ltd.	38,000	30,409
#Angang Steel Co., Ltd.	124,000	280,171
#Anhui Conch Cement Co., Ltd.	40,000	290,577
Anhui Expressway Co., Ltd.	110,000	67,869
*Anta Sports Products, Ltd.	41,000	61,358
#*AviChina Industry and Technology Co., Ltd.	296,000	88,608
Bank of China, Ltd.	1,864,000	926,418
Bank of Communications Co., Ltd.	263,000	322,329
*Beijing Capital International Airport Co., Ltd.	276,000	196,507
Beijing Capital Land, Ltd.	124,000	56,009
Beijing Enterprises Holdings, Ltd.	58,500	294,763
Belle International Holdings, Ltd.	230,000	229,968
Bosideng International Holdings, Ltd.	398,000	57,925
#*Brilliance China Automotive Holdings, Ltd.	766,000	108,497
*Byd Co., Ltd.	30,000	165,783
*BYD Electronic International Co., Ltd.	60,000	39,407
Chaoda Modern Agriculture (Holdings), Ltd.	247,200	168,631
China Agri-Industries Holdings, Ltd.	261,000	192,932
*China Aoyuan Property Group, Ltd.	301,000	67,770
China Automation Group, Ltd.	72,000	28,901
*China BlueChemical, Ltd.	154,000	85,302
China Citic Bank	790,000	548,568
China Coal Energy Co.	50,000	69,752
*China Communications Services Corp., Ltd.	208,000	131,736
China Construction Bank Corp.	1,038,000	833,712
China COSCO Holdings Co., Ltd.	138,500	199,354
*China Dongxiang Group Co.	145,000	110,011
China Everbright International, Ltd.	194,000	73,909
China Everbright, Ltd.	118,000	370,898
China Foods, Ltd.	158,000	97,373
China Gas Holdings, Ltd.	236,000	63,566
*China Grand Forestry Green Resources Group, Ltd.	444,000	21,437
China Green (Holdings), Ltd.	36,000	38,420
China High Speed Transmission Equipment Group Co., Ltd.	73,000	182,478
*China Insurance International Holdings Co., Ltd.	50,000	151,154
China Life Insurance Co., Ltd. ADR	3,400	226,304
*China Mengniu Dairy Co., Ltd.	109,000	260,321
#China Merchants Bank Co., Ltd.	75,400	176,971
China Merchants Holdings (International) Co., Ltd.	152,753	502,949
China Mobile, Ltd.	8,000	84,154
China Mobile, Ltd. Sponsored ADR	9,461	496,419
China Molybdenum Co., Ltd.	189,000	172,555

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
China National Building Material Co., Ltd.	72,000	$156,286
*China National Materials Co., Ltd.	49,000	46,259
China Oilfield Services, Ltd.	98,000	106,429
China Overseas Land & Investment, Ltd.	168,480	413,565
China Petroleum and Chemical Corp. (Sinopec) ADR	2,100	187,656
China Pharmaceutical Group, Ltd.	124,000	70,460
*China Power International Development, Ltd.	117,000	41,920
*China Power New Energy Development Co., Ltd.	280,000	22,002
*China Railway Group, Ltd.	65,000	58,383
China Resources Enterprise, Ltd.	156,000	392,057
China Resources Land, Ltd.	164,000	396,739
China Resources Power Holdings Co., Ltd.	68,000	175,528
China Shenhua Energy Co., Ltd.	32,500	132,933
China Shineway Pharmaceutical Group, Ltd.	25,000	24,362
#*China Shipping Container Lines Co., Ltd.	517,000	201,524
China Shipping Development Co., Ltd.	130,000	197,105
*China Southern Airlines Co., Ltd. ADR	2,850	50,673
China Telecom Corp., Ltd. ADR	3,400	176,766
China Travel International Investment Hong Kong, Ltd.	218,000	54,393
China Unicom Hong Kong, Ltd. ADR	44,206	635,682
China Yurun Food Group, Ltd.	62,000	97,864
Chongqing Iron and Steel Co., Ltd.	196,000	99,109
Citic Pacific, Ltd.	185,000	528,429
*CITIC Resources Holdings, Ltd.	486,000	155,572
CNOOC, Ltd. ADR	1,800	239,994
CNPC Hong Kong, Ltd.	310,000	315,419
Comba Telecom Systems Holdings, Ltd.	90,000	63,484
COSCO International Holdings, Ltd.	78,000	36,733
COSCO Pacific, Ltd.	166,000	229,790
#Country Garden Holdings Co.	451,000	211,787
Dalian Port (PDA) Co., Ltd.	40,000	17,471
Datang International Power Generation Co., Ltd.	186,000	121,837
Denway Motors, Ltd.	760,000	376,795
Digital China Holdings, Ltd.	70,000	50,013
Dongfang Electric Co., Ltd.	21,200	103,734
Dongfeng Motor Corp.	434,000	461,784
*Enric Energy Equipment Holdings, Ltd.	70,000	33,011
Fosun International	277,000	221,734
#Franshion Properties China, Ltd.	314,000	109,593
#FU JI Food & Catering Services	27,000	26,477
*Fushan International Energy Group, Ltd.	142,000	93,391
Geely Automobile Holdings, Ltd.	300,000	72,937
Global Bio-Chem Technology Group Co., Ltd.	96,000	18,694
GOME Electrical Appliances Holdings, Ltd.	492,060	141,797
Great Wall Motor Co., Ltd.	107,000	122,051
*Greentown China Holdings, Ltd.	117,000	180,404
Guangdong Investment, Ltd.	248,000	138,620
Guangshen Railway Co., Ltd. Sponsored ADR	3,900	94,965
Guangzhou Investment Co., Ltd.	366,000	79,625
Guangzhou R&F Properties Co., Ltd.	58,400	128,386
#Guangzhou Shipyard International Co., Ltd.	44,000	89,718
#*Haier Electronics Group Co., Ltd.	345,000	68,942
Harbin Power Equipment Co., Ltd.	68,000	80,272
Hengan International Group Co., Ltd.	25,000	145,332
*Hidili Industry International Development, Ltd.	157,000	179,559
HKC (Holdings), Ltd.	252,461	21,758
Hopewell Highway Infrastructure, Ltd.	58,300	35,639
Hopson Development Holdings, Ltd.	106,000	169,620
Huabao International Holdings, Ltd.	50,000	52,691
*Huadian Power International Corp.	92,000	35,166
Huaneng Power International, Inc. ADR	5,500	171,930

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Hunan Non-Ferrous Metal Corp., Ltd.	86,000	$24,896
Industrial & Commercial Bank of China, Ltd.	839,000	602,454
Intime Department Store Group Co., Ltd.	95,000	58,132
Jiangsu Express Co., Ltd.	108,000	94,684
#Jiangxi Copper Co., Ltd.	103,000	237,402
Ju Teng International Holdings, Ltd.	136,000	102,315
Kingboard Chemical Holdings, Ltd.	75,000	238,443
Kingdee International Software Group Co., Ltd.	388,000	72,484
KWG Property Holding, Ltd.	104,500	79,324
Lenovo Group, Ltd.	510,000	242,166
Li Ning Co., Ltd.	42,000	139,472
Lianhua Supermarket Holdings Co., Ltd.	28,000	51,463
Lonking Holdings, Ltd.	84,000	59,358
#*Maanshan Iron and Steel Co., Ltd.	272,000	211,251
*Minmetals Resources, Ltd.	252,000	71,721
Minth Group, Ltd.	108,000	102,919
*Nan Hai Corp., Ltd.	5,150,000	53,084
*NetDragon Websoft, Inc.	59,500	47,156
New World China Land, Ltd.	81,600	51,383
New World Department Store China, Ltd.	78,000	67,820
Nine Dragons Paper Holdings, Ltd.	197,000	202,429
Parkson Retail Group, Ltd.	63,500	105,892
PetroChina Co., Ltd. ADR	1,500	176,625
*PICC Property and Casualty Co., Ltd.	276,000	214,066
Ping An Insurance (Group) Co. of China, Ltd.	18,500	162,754
Poly Hong Kong Investment, Ltd.	99,000	89,282
*Semiconductor Manufacturing International Corp.	2,115,000	113,862
Shanghai Electric Group Co., Ltd.	288,000	150,775
Shanghai Forte Land Co., Ltd.	234,000	80,088
Shanghai Industrial Holdings, Ltd.	80,000	432,423
Shenzhen Expressway Co., Ltd.	100,000	51,158
Shenzhen International Holdings, Ltd.	1,422,500	106,239
Shenzhen Investment, Ltd.	308,000	152,199
Shimao Property Holdings, Ltd.	219,500	440,662
#Shougang Concord International Enterprises Co., Ltd.	564,000	113,192
Shui On Land, Ltd.	140,250	98,916
*Sichuan Expressway Co., Ltd.	204,000	87,250
Sino Biopharmaceutical, Ltd.	389,332	77,769
*Sino Union Petroleum & Chemical International, Ltd.	390,000	49,205
#Sinofert Holdings, Ltd.	310,000	169,173
Sinolink Worldwide Holdings, Ltd.	544,000	87,539
*Sino-Ocean Land Holdings, Ltd.	443,180	470,424
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	150,975
*Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	95,897
Sinotrans, Ltd.	93,000	23,468
Sinotruk Hong Kong, Ltd.	42,000	48,684
*Soho China, Ltd.	209,500	132,989
*SRE Group, Ltd.	58,000	7,843
Tencent Holdings, Ltd.	30,800	415,543
Tian An China Investments Co., Ltd.	36,000	21,095
Tianjin Development Holdings, Ltd.	110,000	77,763
*Tianjin Port Development Holdings, Ltd.	214,000	90,367
Tingyi (Cayman Islands) Holding Corp.	32,000	59,258
TPV Technology, Ltd.	178,000	96,723
Travelsky Technology, Ltd.	55,000	39,743
Tsingtao Brewery Co., Ltd.	24,000	83,360
*United Energy Group, Ltd.	698,000	49,454
Vinda International Holdings, Ltd.	100,000	68,743
*Wasion Group Holdings, Ltd.	84,000	80,517
Weichai Power Co., Ltd.	12,800	58,086
Weiqiao Textile Co., Ltd.	116,000	72,953

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Xiamen International Port Co., Ltd.	330,000	$66,777
Xinao Gas Holdings, Ltd.	62,000	103,024
Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	95,622
#Xinyu Hengdeli Holdings, Ltd.	260,000	96,111
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	22,400	346,976
Zhejiang Expressway Co., Ltd.	126,000	121,535
Zijin Mining Group Co., Ltd.	178,000	166,083
ZTE Corp.	20,280	88,630

TOTAL CHINA		27,780,183

CZECH REPUBLIC — (0.1%)
CEZ A.S.	2,290	123,116
Komercni Banka A.S.	1,146	197,579
Phillip Morris CR A.S.	100	40,312
Telefonica 02 Czech Republic A.S.	6,091	165,497
*Unipetrol A.S.	10,500	68,783

TOTAL CZECH REPUBLIC		595,287

DENMARK — (0.6%)
#A P Moller - Maersk A.S.	44	273,989
*Aktieselskabet Roskilde Bank A.S.	787	53
Alk-Abello A.S.	554	42,508
*Alm. Brand A.S.	965	18,573
Auriga Industries A.S. Series B	2,100	40,598
Bang & Olufsen Holdings A.S.	6,639	55,594
*Bavarian Nordic A.S.	1,600	71,196
Carlsberg A.S. Series B	2,938	203,934
Coloplast A.S.	382	27,942
D/S Norden A.S.	2,960	105,643
Danisco A.S.	4,007	195,947
*Danske Bank A.S.	21,606	448,303
*DFDS A.S.	210	10,047
#*DSV A.S.	16,611	228,842
East Asiatic Co., Ltd. A.S.	1,100	40,453
#*FLSmidth & Co. A.S.	4,868	211,198
*Genmab A.S.	1,927	77,096
#*GN Store Nord A.S.	30,363	146,027
#*Greentech Energy Systems A.S.	1,150	5,840
H. Lundbeck A.S.	2,500	48,535
IC Companys A.S.	464	9,053
Jeudan A.S.	284	23,338
*Jyske Bank A.S.	5,547	204,430
*NeuroSearch A.S.	2,304	50,774
#*NKT Holding A.S.	3,550	135,384
*Nordjyske Bank A.S.	2,430	56,759
*Norresundby Bank A.S.	518	15,297
Novo-Nordisk A.S. Sponsored ADR	3,172	185,213
Novozymes A.S. Series B	1,001	89,956
*Parken Sport & Entertainment A.S.	80	8,422
Per Aarsleff A.S. Series B	329	38,039
*Ringkjoebing Landbobank A.S.	603	59,557
Rockwool International A.S.	760	59,316
*Royal Unibrew A.S.	200	3,721
Schouw & Co. A.S.	1,150	19,941
SimCorp A.S.	230	39,529
*Sjaelso Gruppen A.S.	2,150	9,282
Solar Holdings A.S. Series B	677	27,220
*Spar Nord Bank A.S.	4,504	48,066
*Sydbank A.S.	7,348	185,133
Thrane & Thrane A.S.	1,149	33,590
Tivoli A.S.	8	5,078

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*TK Development A.S.	8,499	$40,447
*Topdanmark A.S.	1,064	145,245
Torm A.S. ADR	1,400	14,630
Trygvesta A.S.	766	51,588
#*Vestas Wind Systems A.S.	5,262	370,381
*William Demant Holding A.S.	1,009	59,812

TOTAL DENMARK		4,241,519

FINLAND — (1.0%)
Ahlstrom Oyj	1,611	19,171
Alma Media Oyj	3,037	23,640
#Amer Sports Oyj Series A	7,862	75,909
Aspo Oyj	2,372	20,307
Atria P.L.C.	2,101	32,272
Cargotec Oyj Series B	5,752	107,908
Cramo Oyj	5,767	64,996
*Elektrobit Corp.	5,993	5,050
#Elisa Oyj	8,247	151,394
*Finnair Oyj	6,467	38,732
*Finnlines Oyj	2,556	24,632
Fiskars Oyj Abp Series A	4,822	60,229
#Fortum Oyj	11,955	277,089
HKScan Oyj Series A	4,588	57,812
Huhtamaki Oyj	9,316	105,329
KCI Konecranes Oyj	626	17,085
#Kemira Oyj	7,481	95,943
Kesko Oyj	9,752	257,365
Kone Oyj Series B	4,035	137,387
Lassila & Tikanoja Oyj	2,267	48,465
#*Metso Corp. Oyj	12,903	272,227
Metso Corp. Oyj Sponsored ADR	200	4,280
*M-Real Oyj Series B	17,167	14,194
#Neste Oil Oyj	18,702	264,711
Nokia Oyj	1,780	23,935
Nokia Oyj Sponsored ADR	25,880	345,239
#Nokian Renkaat Oyj	7,620	161,374
Olvi Oyj Series A	494	12,276
Oriola-KD Oyj Class B	7,702	35,991
Orion Oyj Series A	4,470	79,491
Orion Oyj Series B	5,607	98,339
Outokumpu Oyj Series A	16,062	315,129
Outotec Oyj	1,629	38,642
#Pohjola Bank P.L.C.	23,752	246,226
Poyry Oyj	1,008	14,353
Raisio P.L.C.	16,371	48,584
*Ramirent Oyj	4,151	33,460
Rautaruukki Oyj Series K	9,334	202,040
Ruukki Group Oyj	27,736	67,631
Sampo Oyj	30,602	637,512
Sanoma Oyj	10,565	181,568
Stockmann Oyj Abp Series A	937	20,403
Stockmann Oyj Abp Series B	3,874	82,442
*Stora Enso Oyj Series R	74,977	476,552
*Stora Enso Oyj Sponsored ADR	1,800	11,394
Tieto Oyj	8,284	141,959
#UPM-Kymmene Oyj	72,372	758,194
UPM-Kymmene Oyj Sponsored ADR	1,300	13,624
Uponor Oyj Series A	4,035	55,089
Vaisala Oyj Series A	958	34,326
Wartsila Corp. Oyj Series B	8,066	288,864

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#YIT Oyj	14,981	$196,816

TOTAL FINLAND		6,797,580

FRANCE — (5.6%)
Accor SA	3,516	150,145
Aeroports de Paris	1,723	139,035
#Air France-KLM	20,257	254,705
Air Liquide SA	2,230	232,959
#*Alcatel-Lucent SA	149,720	414,738
*Alcatel-Lucent SA Sponsored ADR	10,700	29,532
Alstom SA	4,025	276,388
*ALTEN	1,402	27,187
*Altran Technologies SA	17,751	52,319
April Group SA	389	15,058
Arkema	3,479	99,876
Assystem	2,109	18,971
*Atari SA	4,013	26,347
*Atos Origin SA	9,680	441,429
AXA SA Sponsored ADR	62,400	1,319,136
#Beneteau SA	6,084	83,758
bioMerieux SA	420	40,830
BNP Paribas SA	39,562	2,872,639
Boiron SA	1,642	56,777
Bonduelle SCA	182	15,405
*Bongrain SA	629	37,941
#Bourbon SA	4,862	204,350
Bouygues SA	11,334	481,519
*Bull SA	19,152	70,253
Canal Plus SA	6,412	43,974
#Capgemini SA	17,986	831,293
Carbone Lorraine SA	688	20,135
Carrefour SA	9,203	431,520
Casino Guichard Perrachon SA	4,759	326,981
CEGID Group	2,221	50,517
Christian Dior SA	1,703	147,705
Cie Generale D’Optique Essilor Intenational SA	3,437	190,504
Ciments Francais SA	1,433	139,888
*Club Mediterranee SA	1,498	21,837
CNP Assurances SA	3,474	316,844
#Compagnie de Saint-Gobain	21,557	871,853
*Compagnie Generale de Geophysique-Veritas SA	173	3,509
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	8,400	170,772
Compagnie Generale des Establissements Michelin Series B	13,933	1,005,800
Credit Agricole SA	44,961	640,372
DANONE SA	3,712	198,720
Dassault Systemes SA	1,913	95,710
Dassault Systemes SA ADR	614	30,909
Delachaux SA	511	33,106
#Derichebourg	19,759	57,984
EDF Energies Nouvelles SA	1,744	87,273
Eiffage SA	1,273	84,803
#Electricite de France	2,171	107,518
Eramet SA	647	181,800
Esso S.A.F.	191	22,414
Establissements Maurel et Prom	11,601	200,960
Euler Hermes SA	4,126	243,540
*Euro Disney SCA	6,546	30,969
#European Aeronautic Defence & Space Co.	26,916	513,539
Eutelsat Communications	3,757	104,799
#Fimalac SA	846	44,745
France Telecom SA	329	8,206

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
France Telecom SA Sponsored ADR	23,020	$585,399
#GDF Suez	13,092	500,197
#*Gemalto NV	10,578	395,179
GFI Informatique SA	8,022	30,981
Gifi SA	765	38,342
*GL Events SA	2,371	40,783
Groupe Danone SA	600	6,366
*Groupe Eurotunnel SA	7,043	41,768
Groupe Steria SCA	2,513	60,678
Guyenne et Gascogne SA	732	73,451
Havas SA	39,552	115,087
Hermes International SA	896	134,652
Iliad SA	443	47,293
*Imerys SA	5,014	267,102
Ingenico SA	3,824	80,075
Ipsen SA	1,467	67,512
Ipsos SA	1,370	35,739
*JC Decaux SA	8,326	171,508
*Korian SA	1,936	46,944
*Lafarge SA	15,620	1,128,394
Lafarge SA Sponsored ADR	1,300	23,465
#Lagardere SCA	16,681	622,415
Laurent-Perrier SA	320	21,241
Legrand SA	7,517	183,900
Lisi SA	445	21,548
#L’Oreal SA	1,886	163,556
#LVMH Moet Hennessy Louis Vuitton SA	3,079	277,794
M6 Metropole Television	5,638	112,599
*Manitou BF SA	1,145	15,192
Manutan International SA	734	38,709
#*Meetic	2,868	91,547
*Natixis	126,742	328,963
Neopost SA	2,118	180,385
Nexans SA	3,429	230,740
#Nexity	3,528	121,555
Norbert Dentressangle	163	8,731
NRJ Group	4,409	30,046
#*Orpea SA	2,074	98,473
PagesJaunes SA	11,583	124,828
Pernod-Ricard SA	7,752	601,381
*Peugeot SA	18,136	549,409
Pierre & Vacances	400	28,403
PPR SA	6,628	738,203
Publicis Groupe	6,834	242,403
Publicis Groupe ADR	400	14,204
Rallye SA	742	21,801
Remy Cointreau SA	2,477	98,026
*Renault SA	13,954	592,975
*Rexel SA	20,503	225,048
*Rhodia SA	6,784	73,887
Rubis SA	1,158	94,213
*Sa des Ciments Vicat	1,404	89,543
Safran SA	22,547	348,554
Saft Groupe SA	1,369	53,499
Sanofi - Aventis	13,077	855,589
Sanofi - Aventis ADR	22,686	740,471
Schneider Electric SA	14,962	1,358,264
SCOR SE	22,640	543,820
SEB SA	2,824	134,765
Sechilienne SA	515	19,831
*SeLoger.com	888	28,536

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
SES SA	7,157	$141,526
Societe BIC SA	3,399	203,906
Societe Generale Paris	22,578	1,447,476
#Societe Television Francaise 1	14,703	226,976
#Sodexo	2,674	140,885
*Soitec SA	11,646	101,983
Somfy SA	147	27,432
Sopra Group SA	746	32,085
*Sperian Protection	401	24,437
Stallergenes SA	820	58,415
STEF-TFE	523	24,239
STMicroelectronics NV	63,525	485,627
STMicroelectronics NV ADR	29,790	226,106
Sucriere de Pithiviers Le Vieil	19	16,074
Suez Environnement SA	5,676	108,136
Synergie SA	3,386	69,481
Technip SA	10,020	606,607
Technip SA ADR	400	24,360
Teleperformance SA	7,005	221,738
Thales SA	4,241	179,407
*Theolia SA	8,678	45,671
*Thomson	38,546	51,417
Total SA	8,644	479,400
Total SA Sponsored ADR	18,700	1,040,655
Toupargel Groupe	334	6,835
*UbiSoft Entertainment SA	2,510	42,867
*Valeo SA	5,877	155,730
Vallourec SA	1,564	205,797
Veolia Environnement SA ADR	7,500	258,075
Viel et Compagnie	12,255	53,072
Vilmorin et Cie SA	456	44,636
#Vinci SA	8,785	447,132
Virbac SA	447	40,789
Vivendi SA	44,640	1,144,280
#Zodiac Aerospace	6,425	248,223

TOTAL FRANCE		37,269,233

GERMANY — (4.0%)
#*Aareal Bank AG	6,446	91,440
Adidas-Salomon AG	7,697	325,019
Aixtron AG	4,185	68,195
Allianz SE	11,378	1,126,477
Allianz SE Sponsored ADR	69,550	689,240
Augusta Technologie AG	3,720	43,125
#Aurubis AG	4,501	155,723
#BASF AG	8,196	408,183
BASF AG Sponsored ADR	1,000	50,000
Bauer AG	386	13,892
Bayer AG	7,172	438,514
Bayer AG Sponsored ADR	200	12,250
#Bayerische Motoren Werke AG	25,204	1,163,072
Bechtle AG	1,422	27,695
#Beiersdorf AG	1,420	71,517
Bilfinger Berger AG	3,687	193,966
Carl Zeiss Meditec AG	1,128	15,828
#Celesio AG	10,021	266,280
*CENTROTEC Sustainable AG	2,715	31,491
Cewe Color Holding AG	458	16,157
Comdirect Bank AG	3,278	28,029
#*Commerzbank AG	58,948	463,864
*CropEnergies AG	3,089	12,140

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
CTS Eventim AG	1,199	$49,702
Daimler AG	25,800	1,198,410
#Daimler AG	6,417	296,863
Demag Cranes AG	2,535	62,869
Deutsche Bank AG	20,100	1,304,490
#Deutsche Bank AG	3,806	245,971
Deutsche Boerse AG	2,406	190,224
Deutsche Lufthansa AG	30,868	416,549
Deutsche Post AG	57,416	907,246
#*Deutsche Postbank AG	8,449	233,130
#Deutsche Telekom AG	42,984	550,247
Deutsche Telekom AG Sponsored ADR	49,559	633,860
*Deutsche Wohnen AG	3,473	53,503
*Deutz AG	3,505	16,955
#Douglas Holding AG	2,529	100,518
Duerr AG	2,774	40,763
DVB Bank SE	433	15,412
E.ON AG	52,403	1,991,152
E.ON AG Sponsored ADR	3,600	135,972
ElreingKlinger AG	4,474	85,640
#*Evotec AG	35,662	66,416
Fielmann AG	537	35,700
#Fraport AG	5,583	255,782
*Freenet AG	8,001	98,146
Fresenius Medical Care AG & Co. KGaA ADR	2,100	96,369
Fresenius SE (4352097)	686	33,711
Fresenius SE (4568946)	1,392	78,819
Fuchs Petrolub AG	579	34,022
GEA Group AG	14,371	234,741
Generali Deutschland Holding AG	825	68,035
Gerresheimer AG	3,158	70,271
GFK SE	1,219	27,753
Gildemeister AG	5,832	62,471
Grenkeleasing AG	1,850	66,500
#*Hannover Rueckversicherung AG	6,821	277,179
Heidelberger Druckmaschinen AG	10,864	79,029
#Heidelberger Zement AG	3,664	157,978
Henkel AG & Co. KGaA	4,418	139,035
#Hochtief AG	4,338	259,805
Indus Holding AG	1,129	15,988
#*Infineon Technologies AG	61,114	249,030
*Infineon Technologies AG ADR	55,017	222,269
#*IVG Immobilien AG	15,031	104,596
*Jenoptik AG	3,500	16,943
K&S AG	3,118	174,562
*Kloeckner & Co. SE	4,144	106,403
Kontron AG	3,991	46,032
Krones AG	1,375	53,184
#*Kuka AG	1,075	15,998
KWS Saat AG	271	45,893
Lanxess AG	11,046	320,538
Leoni AG	3,492	67,780
#Linde AG	6,481	611,832
#MAN SE	9,748	670,772
*Medigene AG	5,234	34,648
Medion AG	2,347	26,746
Merck KGaA	1,439	133,566
Metro AG	3,728	215,951
MLP AG	2,298	31,084
*Morphosys AG	1,401	32,552
MTU Aero Engines Holding AG	3,208	116,641

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
#Munchener Rueckversicherungs-Gesellschaft AG	8,352	$1,264,020
MVV Energie AG	979	43,299
*Nordex AG	351	5,658
Pfeiffer Vacuum Technology AG	447	32,991
*Pfleiderer AG	3,051	25,516
*PNE Wind AG	5,028	13,705
Porsche Automobil Holding SE	6,316	411,256
Praktiker Bau-und Heimwerkermaerkte Holding AG	8,813	88,362
*Premiere AG	24,084	98,940
Puma AG Rudolf Dassler Sport	494	125,642
#*Q-Cells SE	494	8,865
#*QIAGEN NV	7,185	136,094
*QSC AG	23,436	63,090
Rheinmetall AG	3,088	152,038
Rhoen-Klinikum AG	7,510	171,954
*Roth & Rau AG	1,536	51,098
RWE AG	3,317	280,307
Salzgitter AG	5,295	534,587
SAP AG Sponsored ADR	6,000	283,500
*SGL Carbon SE	2,174	71,202
Siemens AG	821	65,357
Siemens AG Sponsored ADR	9,500	755,060
*Singulus Technologies AG	3,514	10,254
*Sixt AG	1,860	44,294
Software AG	1,050	78,539
*Solar Millennium AG	1,871	64,692
#Solarworld AG	4,236	102,233
Stada Arzneimittel AG	5,789	140,347
Suedzucker AG	6,619	140,327
#Symrise AG	8,140	129,409
Takkt AG	897	10,922
ThyssenKrupp AG	26,367	808,676
Tognum AG	2,199	30,618
#*TUI AG	23,987	155,593
*United Internet AG	6,740	85,563
*Versatel AG	1,678	15,509
Vossloh AG	380	44,181
Wacker Chemie AG	616	81,261
Wacker Neuson SE	3,050	26,300
Wincor Nixdorf AG	1,491	79,351
Wirecard AG	5,551	60,878

TOTAL GERMANY		26,487,831

GREECE — (0.8%)
*Agricultural Bank of Greece S.A.	33,348	78,733
Alapis Holdings Industrial & Commercial S.A.	72,057	101,924
*Alpha Bank A.E.	47,708	628,105
Anek Lines S.A.	15,471	20,934
*Attica Bank S.A.	12,817	40,125
Bank of Greece	1,841	114,518
Coca-Cola Hellenic Bottling Co. S.A.	126	2,869
Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	316,744
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	7,552	23,671
*EFG Eurobank Ergasias S.A.	40,830	533,949
Ellaktor S.A.	14,109	116,758
*Emporiki Bank of Greece S.A.	1,191	8,887
*EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	28,318
*Forthnet S.A.	39,875	102,207
Fourlis Holdings S.A.	1,365	17,548
Frigoglass S.A.	7,802	69,092
GEK Terna S.A.	2,300	19,093

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Geniki Bank	69,600	$90,025
Hellenic Exchanges S.A.	2,561	33,189
Hellenic Petroleum S.A.	17,587	181,922
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	126,608
Heracles General Cement Co. S.A.	444	3,950
*Iaso S.A.	3,671	23,681
Marfin Investment Group S.A.	84,031	351,592
Metka S.A.	2,003	24,311
Michaniki S.A.	7,913	21,061
Motor Oil (Hellas) Corinth Refineries S.A.	1,840	21,488
Mytilineos Holdings S.A.	11,980	103,213
*National Bank of Greece S.A.	3,297	96,043
*National Bank of Greece S.A. ADR	129,983	770,799
OPAP S.A.	3,478	83,347
*Piraeus Bank S.A.	49,175	584,232
Piraeus Port Authority S.A.	2,736	58,540
*Proton Bank S.A.	2,550	5,582
*Public Power Corp. S.A.	7,236	157,543
S&B Industrial Minerals S.A.	1,950	14,167
*Sidenor Steel Products Manufacturing Co. S.A.	3,000	22,618
*Teletypos S.A. Mega Channel S.A.	636	3,955
Titan Cement Co. S.A.	7,464	216,025
*TT Hellenic Postbank S.A.	16,940	125,229
*Viohalco S.A.	11,493	78,569

TOTAL GREECE		5,421,164

HONG KONG — (1.6%)
AAC Acoustic Technologies Holdings, Inc.	54,000	52,084
*Allied Properties, Ltd.	150,000	20,042
Asia Satellite Telecommunications Holdings, Ltd.	39,000	55,846
ASM Pacific Technology, Ltd.	7,400	50,044
*Associated International Hotels, Ltd.	20,000	41,227
Bank of East Asia, Ltd.	65,276	216,650
BOC Hong Kong (Holdings), Ltd.	55,000	116,496
C C Land Holdings, Ltd.	152,000	113,584
Cafe de Coral Holdings, Ltd.	24,000	50,633
Cathay Pacific Airways, Ltd.	97,000	149,999
Cheung Kong Holdings, Ltd.	48,000	618,039
Cheung Kong Infrastructure Holdings, Ltd.	14,000	50,887
#*China WindPower Group, Ltd.	1,450,000	175,977
Chong Hing Bank, Ltd.	28,000	50,681
Chow Sang Sang Holdings, Ltd.	48,000	42,032
CLP Holdings, Ltd.	21,500	145,708
*Dah Sing Banking Group, Ltd.	26,000	29,899
*Dah Sing Financial Holdings, Ltd.	22,800	104,602
#Daphne International Holdings, Ltd.	204,000	138,240
Esprit Holdings, Ltd.	8,400	60,166
First Pacific Co., Ltd.	192,000	122,740
*Foxconn International Holdings, Ltd.	217,000	151,340
Fubon Bank Hong Kong, Ltd.	76,000	36,738
#*Galaxy Entertainment Group, Ltd.	564,000	171,487
Giordano International, Ltd.	98,000	30,408
Glorious Sun Enterprises, Ltd.	170,000	51,360
*Goldin Properties Holdings, Ltd.	42,000	17,612
Great Eagle Holdings, Ltd.	34,924	80,666
Hang Lung Group, Ltd.	44,000	229,103
Hang Lung Properties, Ltd.	37,000	136,366
Hang Seng Bank, Ltd.	5,800	94,050
Henderson Land Development Co., Ltd.	51,000	337,018
HKR International, Ltd.	186,400	82,091
Hong Kong and China Gas Co., Ltd.	21,000	46,544

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hong Kong and Shanghai Hotels, Ltd.	52,000	$59,638
Hong Kong Electric Holdings, Ltd.	17,000	93,411
Hong Kong Exchanges & Clearing, Ltd.	8,400	157,403
Hopewell Holdings, Ltd.	53,000	171,973
Hutchison Harbour Ring, Ltd.	440,000	33,480
*Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	27,716
Hutchison Telecommunications International, Ltd.	179,000	46,024
Hutchison Whampoa, Ltd.	82,000	610,293
Industrial & Commercial Bank of China (Asia), Ltd.	65,868	124,413
Johnson Electric Holdings, Ltd.	324,500	96,126
K Wah International Holdings, Ltd.	88,000	36,255
Kerry Properties, Ltd.	64,500	332,843
#Kingboard Laminates Holdings, Ltd.	217,000	111,915
Kowloon Development Co., Ltd.	26,000	26,434
Lee & Man Paper Manufacturing, Ltd.	78,400	122,894
Li & Fung, Ltd.	32,000	94,285
Lifestyle International Holdings, Ltd.	29,000	43,992
#*Melco International Development, Ltd.	161,000	103,583
Midland Holdings, Ltd.	60,000	48,078
Miramar Hotel & Investment Co., Ltd.	9,000	8,935
#*Mongolia Energy Corp., Ltd.	146,000	55,528
MTR Corp., Ltd.	37,147	134,548
New World Development Co., Ltd.	173,284	411,584
Next Media, Ltd.	290,000	42,223
NWS Holdings, Ltd.	94,141	180,477
Pacific Andes International Holdings, Ltd.	639,000	106,514
Pacific Basin Shipping, Ltd.	179,000	134,870
*Pacific Century Premium Developments, Ltd.	243,000	67,311
PCCW, Ltd.	67,000	18,210
Ports Design, Ltd.	15,000	38,535
Public Financial Holdings, Ltd.	72,000	36,965
Regal Hotels International Holdings, Ltd.	172,000	55,162
#*REXLot Holdings, Ltd.	1,100,000	97,748
Road King Infrastructure, Ltd.	71,000	56,188
Samson Holding, Ltd.	65,000	12,058
*Shanghai Zenghai Property, Ltd.	1,505,000	62,977
Shangri-La Asia, Ltd.	158,000	250,399
Shun Tak Holdings, Ltd.	180,000	147,495
Singamas Container Holdings, Ltd.	424,000	67,068
Sino Land Co., Ltd.	94,000	191,260
*Sinotrans Shipping, Ltd.	199,000	96,740
Smartone Telecommunications Holdings, Ltd.	52,000	35,530
Stella International Holdings, Ltd.	36,500	60,333
Sun Hung Kai & Co., Ltd.	49,000	38,407
Sun Hung Kai Properties, Ltd.	32,000	484,199
Tai Cheung Holdings, Ltd.	94,000	55,562
*Tak Shun Technology Group, Ltd.	5,000,000	48,920
*TCC International Holdings, Ltd.	160,000	76,646
Techtronic Industries Co., Ltd.	142,000	118,559
Television Broadcasts, Ltd.	9,000	39,258
Texwinca Holdings, Ltd.	24,000	18,741
Transport International Holdings, Ltd.	27,600	87,061
Truly International Holdings, Ltd.	56,000	52,658
*United Laboratories, Ltd. (The)	102,000	40,625
Vitasoy International Holdings, Ltd.	80,000	50,167
Vtech Holdings, Ltd.	7,000	49,634
Wharf Holdings, Ltd.	85,000	399,373
Wheelock and Co., Ltd.	59,000	165,349
Wheelock Properties, Ltd.	125,000	83,138
Wing Hang Bank, Ltd.	11,000	105,264
Wing On Co. International, Ltd.	32,000	41,175

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#Xinyi Glass Holding Co., Ltd.	50,000	$43,596
Yip’s Chemical Holdings, Ltd.	96,000	52,779
Yue Yuen Industrial (Holdings), Ltd.	23,500	63,847

TOTAL HONG KONG		10,694,731

HUNGARY — (0.2%)
Egis Gyogyszergyar NYRT	445	45,358
*FHB Mortgage Bank NYRT	6,244	25,961
Magyar Telekom Telecommunications P.L.C.	1,876	6,818
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	86,352
MOL Hungarian Oil & Gas NYRT	3,708	272,266
#*OTP Bank NYRT	16,257	347,064
*Pannonplast NYRT	10,773	48,031
Richter Gedeon NYRT	1,239	244,332

TOTAL HUNGARY		1,076,182

INDIA — (1.9%)
*Aban Offshore, Ltd.	770	16,760
ACC, Ltd.	7,831	144,169
Adani Enterprises, Ltd.	6,662	115,519
Aditya Birla Nuvo, Ltd.	4,026	73,852
Allahabad Bank, Ltd.	40,781	75,518
Ambuja Cements, Ltd.	81,727	185,401
Amtek Auto, Ltd.	10,557	28,140
Apollo Hospitals Enterprise, Ltd.	4,661	53,679
Ashok Leyland, Ltd.	54,551	41,394
Asian Paints, Ltd.	1,564	46,357
Aurobindo Pharma, Ltd.	11,573	142,369
Axis Bank, Ltd.	13,737	263,360
Bajaj Hindusthan, Ltd.	26,733	102,760
*Bajaj Holdings and Investment, Ltd.	4,907	48,098
Balrampur Chini Mills, Ltd.	21,074	52,273
BEML, Ltd.	2,355	52,190
Bharat Electronics, Ltd.	1,436	43,948
Bharat Forge, Ltd.	7,097	31,176
Bharat Heavy Electricals, Ltd.	2,047	95,423
*Bharti Airtel, Ltd.	10,642	91,639
Bhushan Steel & Strips, Ltd.	3,077	49,988
Biocon, Ltd.	8,934	40,786
Britannia Industries, Ltd.	250	9,712
Cadila Healthcare, Ltd.	5,484	52,841
*Cairn India, Ltd.	18,573	91,657
Century Textiles & Industries, Ltd.	2,887	28,372
CESC, Ltd.	5,246	34,375
Chambal Fertilizers & Chemicals, Ltd.	26,495	31,310
Cipla, Ltd.	7,837	45,048
Colgate-Palmolive (India), Ltd.	3,054	42,566
Corporation Bank	9,596	69,949
Cummins India, Ltd.	4,800	27,596
Dabur India, Ltd.	15,424	44,385
Divi’s Laboratories, Ltd.	2,878	32,195
*DLF, Ltd.	8,054	66,566
*Dr. Reddy’s Laboratories, Ltd. ADR	11,410	191,118
EIH, Ltd.	13,193	32,246
*Essar Oil, Ltd.	19,984	63,019
Exide Industries, Ltd.	31,311	56,161
Federal Bank, Ltd.	19,315	96,734
Financial Technologies (India), Ltd.	5,078	149,224
GAIL India, Ltd.	7,606	52,656
Gammon India, Ltd.	10,776	37,216
GlaxoSmithKline Pharmaceuticals, Ltd.	1,552	44,089

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Glenmark Pharmaceuticals, Ltd.	6,078	$31,640
*GMR Infrastructure, Ltd.	29,244	87,277
*Grasim Industries, Ltd.	5,183	296,487
Great Eastern Shipping Co., Ltd.	13,008	69,862
*Great Offshore, Ltd.	5,975	59,792
*GTL, Ltd.	10,152	63,669
*GVK Power & Infrastructure, Ltd.	38,764	35,020
HCL Infosystems, Ltd.	22,200	55,079
HCL Technologies, Ltd.	17,304	87,055
HDFC Bank, Ltd.	3,249	101,886
HDFC Bank, Ltd. ADR	400	39,108
Hero Honda Motors, Ltd. Series B	2,207	74,122
*Hindalco Industries, Ltd.	33,000	69,088
Hindustan Unilever, Ltd.	7,107	43,097
ICICI Bank, Ltd.	9,160	145,412
ICICI Bank, Ltd. Sponsored ADR	13,043	408,898
IDBI Bank, Ltd.	42,786	94,713
*Idea Cellular, Ltd.	20,651	34,064
India Cements, Ltd.	31,135	90,942
Indiabulls Financial Services, Ltd.	18,260	75,701
Indiabulls Real Estate, Ltd.	13,076	67,124
*Indian Hotels Co., Ltd.	57,658	82,321
Indian Overseas Bank	27,161	49,795
IndusInd Bank, Ltd.	51,899	94,236
Infosys Technologies, Ltd.	4,002	172,027
Infrastructure Development Finance Co., Ltd.	92,073	259,244
*IRB Infrastructure Developers, Ltd.	12,168	46,619
ITC, Ltd.	9,705	50,734
IVRCL Infrastructures & Projects, Ltd.	16,971	118,875
Jain Irrigation Systems, Ltd.	5,900	86,138
Jaiprakash Associates, Ltd.	59,560	298,968
*Jet Airways (India), Ltd.	3,135	16,781
Jindal Saw, Ltd.	5,313	54,008
Jindal Steel & Power, Ltd.	1,263	77,662
JSW Steel, Ltd.	15,143	220,778
Jubilant Organosys, Ltd.	5,040	21,356
Karnataka Bank, Ltd.	18,000	51,187
*Kotak Mahindra Bank, Ltd.	7,964	108,776
*KS Oils, Ltd.	47,190	53,297
*Lanco Infratech, Ltd.	13,852	118,554
Larsen & Toubro, Ltd.	3,980	125,477
LIC Housing Finance, Ltd.	8,455	108,705
Lupin, Ltd.	2,460	48,648
MADRas Cements, Ltd.	15,000	36,717
*Mahanagar Telephone Nigam, Ltd.	21,492	46,088
Maharashtra Seamless, Ltd.	6,338	33,468
*Mahindra & Mahindra Financial Services, Ltd.	7,688	38,878
Mahindra & Mahindra, Ltd.	21,500	384,127
*Mangalore Refinery & Petrochemicals, Ltd.	28,382	50,117
Maruti Suzuki India, Ltd.	5,785	170,732
*MAX India, Ltd.	8,840	38,455
Mercator Lines, Ltd.	25,374	31,199
Motor Industries Co., Ltd.	584	47,493
Mphasis, Ltd.	7,290	72,758
*Mundra Port and Special Economic Zone, Ltd.	3,044	38,276
Nagarjuna Construction Co., Ltd.	31,522	93,723
*Oracle Financial Services Software, Ltd.	2,009	64,754
Oriental Bank of Commerce	9,651	34,633
Pantaloon Retail India, Ltd.	8,932	57,088
Patni Computer Systems, Ltd. ADR	3,800	57,950
Petronet LNG, Ltd.	34,000	49,568

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Piramal Healthcare, Ltd.	5,363	$34,921
PTC India, Ltd.	36,592	69,419
*Punj Lloyd, Ltd.	14,527	74,784
*Ranbaxy Laboratories, Ltd.	5,919	34,743
Reliance Capital, Ltd.	7,095	131,073
Reliance Communications, Ltd.	28,225	162,315
Reliance Energy, Ltd.	1,686	42,468
*Reliance Industries, Ltd.	15,321	625,491
*Reliance Natural Resources, Ltd.	24,709	43,100
*Reliance Petroleum, Ltd.	13,091	33,208
*Reliance Power, Ltd.	18,070	64,062
Rolta India, Ltd.	21,070	68,954
*S.Kumars Nationwide, Ltd.	39,329	37,370
Sesa Goa, Ltd.	34,032	171,679
Shriram Transport Finance Co., Ltd.	5,674	36,144
Siemens India, Ltd.	8,842	88,983
State Bank of India, Ltd.	2,175	82,524
Sterling Biotech, Ltd.	11,381	26,652
*Sterlite Industries (India), Ltd. ADR	2,900	38,425
Sterlite Industries (India), Ltd. Series A	8,711	117,434
Sun Pharmaceuticals Industries, Ltd.	1,419	34,638
Sun TV Network, Ltd.	7,669	43,193
*Suzlon Energy, Ltd.	42,169	87,839
Syndicate Bank	33,071	57,388
Tata Chemicals, Ltd.	4,649	24,727
Tata Communications, Ltd. ADR	2,000	40,760
Tata Consultancy Services, Ltd.	4,166	45,811
*Tata Motors, Ltd.	27,150	238,688
*Tata Motors, Ltd. Sponsored ADR	2,000	21,100
Tata Power Co., Ltd.	1,615	43,905
Tata Steel, Ltd.	17,338	167,340
Tata Tea, Ltd.	5,453	96,552
*Tata Teleservices Maharashtra, Ltd.	58,119	41,833
*Tech Mahindra, Ltd.	3,035	53,893
Titan Industries, Ltd.	1,616	41,241
Torrent Power, Ltd.	10,757	49,672
Union Bank of India, Ltd.	13,224	64,519
United Phosphorus, Ltd.	26,764	95,640
United Spirits, Ltd.	1,255	26,673
Videocon Industries, Ltd.	10,107	38,379
*Voltas, Ltd.	27,567	82,838
Welspun-Gujarat Stahl Rohren, Ltd.	15,250	72,331
Wipro, Ltd.	9,143	93,656
*Yes Bank, Ltd.	13,958	46,392
Zee Entertainment Enterprises, Ltd.	20,176	78,360
*Zydus Wellness, Ltd.	1,462	3,706

TOTAL INDIA		12,408,903

INDONESIA — (0.4%)
PT Aneka Tambang Tbk	255,500	56,643
PT Astra Agro Lestari Tbk	39,000	75,778
PT Astra International Tbk	96,500	284,606
*PT Bakrie & Brothers Tbk	124,000	1,312
*PT Bakrieland Development Tbk	2,932,500	104,798
PT Bank Central Asia Tbk	256,000	97,127
PT Bank Danamon Indonesia Tbk	367,823	178,882
PT Bank Mandiri Persero Tbk	160,500	67,659
*PT Bank Pan Indonesia Tbk	454,500	32,930
PT Bank Rakyat Indonesia Tbk	87,500	64,291
PT Berlian Laju Tanker Tbk	257,333	21,524
PT Bumi Resources Tbk	668,000	188,104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Central Proteinaprima Tbk	4,938,500	$50,225
*PT Ciputra Development Tbk	754,538	62,271
*PT Energi Mega Persada Tbk	366,500	14,054
*PT Global Mediacom Tbk	250,000	8,806
PT Gudang Garam Tbk	53,500	75,854
*PT Holcim Indonesia Tbk	325,000	47,439
PT Indocement Tunggal Prakarsa Tbk	66,000	61,760
PT Indofood Sukses Makmur Tbk	702,000	160,717
*PT Indosat Tbk ADR	87	2,362
*PT International Nickel Indonesia Tbk	266,500	115,443
PT Jasa Marga Tbk	489,000	82,757
PT Kalbe Farma Tbk	426,000	56,184
*PT Lippo Karawaci Tbk	771,000	55,117
*PT Matahari Putra Prima Tbk	520,000	46,052
*PT Medco Energi International Tbk	325,000	108,775
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	89,995
*PT Summarecon Agung Tbk	1,565,500	86,733
PT Telekomunikasi Indonesia Tbk	7,000	6,259
PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	70,640
PT Timah Tbk	380,500	80,528
PT Unilever Indonesia Tbk	34,000	39,646
PT United Tractors Tbk	186,500	242,849

TOTAL INDONESIA		2,738,120

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	17,870	11,457
Allied Irish Banks P.L.C. Sponsored ADR	3,300	16,302
*Anglo Irish Bank Corp. P.L.C.	114,377	35,376
*Bank of Ireland P.L.C. Sponsored ADR	2,000	22,920
C&C Group P.L.C.	25,788	75,341
CRH P.L.C.	29,938	737,714
CRH P.L.C. Sponsored ADR	12,929	319,734
DCC P.L.C.	8,795	188,115
*Dragon Oil P.L.C.	25,939	143,628
*Elan Corp. P.L.C.	9,558	74,564
*Elan Corp. P.L.C. Sponsored ADR	37,910	298,731
FBD Holdings P.L.C.	2,743	27,304
Glanbia P.L.C.	707	2,523
Grafton Group P.L.C.	17,363	83,550
Greencore Group P.L.C.	9,367	14,268
*Independent News & Media P.L.C.	5,872	1,968
Irish Continental Group P.L.C.	203	2,923
*Kenmare Resources P.L.C.	7,500	2,292
Kerry Group P.L.C.	13,692	324,247
*Kingspan Group P.L.C.	16,868	117,304
Paddy Power P.L.C.	1,476	36,778
Smurfit Kappa Group P.L.C.	19,760	115,530
United Drug P.L.C.	27,066	73,313

TOTAL IRELAND		2,725,882

ISRAEL — (0.6%)
*Africa-Israel Investments, Ltd.	3,860	78,597
*Alvarion, Ltd.	4,944	21,960
*Bank Hapoalim B.M.	94,527	310,838
*Bank Leumi Le-Israel B.M.	66,127	222,919
Bezeq Israeli Telecommunication Corp., Ltd.	26,282	52,292
Clal Industries, Ltd.	10,044	48,326
*Clal Insurance Enterprise Holdings, Ltd.	2,034	38,818
Delek Automotive Systems, Ltd.	7,070	76,046
Discount Investment Corp.	216	5,031
Elbit Systems, Ltd.	926	61,458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Elbit Systems, Ltd. ADR	900	$59,166
Electra (Israel), Ltd.	470	56,928
*First International Bank of Israel, Ltd. (6123804)	26,222	63,325
*First International Bank of Israel, Ltd. (6123815)	6,100	73,600
Frutarom Industries, Ltd.	5,610	43,679
*Harel Insurance Investments & Finances, Ltd.	2,057	88,404
*Hot Telecommunications Systems	7,045	66,780
Israel Chemicals, Ltd.	6,240	72,161
Israel Discount Bank, Ltd. Series A	19,793	32,796
Ituran Location & Control, Ltd.	5,755	57,949
Koor Industries, Ltd.	721	20,201
Makhteshim-Agan Industries, Ltd.	39,790	206,417
*Menorah Mivtachim Holdings, Ltd.	6,823	74,011
*Migdal Insurance & Financial Holdings, Ltd.	58,646	92,017
*Mizrahi Tefahot Bank, Ltd.	15,377	113,580
*NICE Systems, Ltd. Sponsored ADR	10,340	283,109
Oil Refineries, Ltd.	178,646	84,166
Ormat Industries, Ltd.	8,353	72,606
Osem Investment, Ltd.	3,323	40,104
Partner Communications Co., Ltd.	2,606	49,634
Partner Communications Co., Ltd. ADR	1,600	30,176
Paz Oil Co., Ltd.	608	91,796
*Retalix, Ltd.	3,337	30,525
Strauss Group, Ltd.	4,340	52,370
Super-Sol, Ltd. Series B	17,098	67,977
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	14,970	798,500

TOTAL ISRAEL		3,638,262

ITALY — (2.2%)
A2A SpA	77,801	141,681
ACEA SpA	8,786	100,018
Acegas-APS SpA	5,746	38,105
Alleanza Assicurazioni SpA	22,423	168,621
*Amplifon SpA	34,754	129,385
Ansaldo STS SpA	2,693	54,561
Ascopiave SpA	6,261	13,670
Assicurazioni Generali SpA	10,046	228,956
Astaldi SpA	4,627	36,290
Atlantia SpA	5,072	112,064
#*Autogrill SpA	8,470	82,203
Azimut Holding SpA	10,365	110,822
Banca Carige SpA	95,637	272,363
Banca Generali SpA	10,206	95,526
*Banca Intermobiliare SpA	6,306	28,000
Banca Monte Dei Paschi di Siena SpA	171,050	320,963
Banca Piccolo Credito Valtellinese Scarl SpA	27,998	277,993
Banca Popolare dell’Etruria e del Lazio Scarl	10,296	64,431
#Banca Popolare di Milano Scarl	54,263	328,325
Banco di Desio e della Brianza SpA	4,095	27,053
*Banco Popolare Scarl	79,977	645,991
Benetton Group SpA	9,444	80,539
Brembo SpA	4,107	27,721
Bulgari SpA	17,144	105,859
Buzzi Unicem SpA	10,407	156,109
*C.I.R. SpA - Compagnie Industriali Riunite	54,679	103,486
Caltagirone Editore SpA	4,600	11,628
Cementir SpA	1,653	6,804
Credito Artigiano SpA	18,471	50,479
Credito Bergamasco SpA	1,348	48,017
*Credito Emiliano SpA	12,577	67,467
Danieli & Co. SpA	1,730	33,117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Davide Campari - Milano SpA	18,053	$154,172
DiaSorin SpA	2,217	61,923
*Digital Multimedia Technologies SpA	2,344	29,812
Enel SpA	81,141	440,944
Eni SpA	36,261	847,298
Eni SpA Sponsored ADR	6,880	320,470
ERG SpA	8,111	120,259
Esprinet SpA	7,586	76,599
*Eurotech SpA	11,463	50,868
*Fastweb SpA	1,492	39,031
#*Fiat SpA	19,278	213,989
Finmeccanica SpA	18,053	273,803
#Fondiaria - Sai SpA	9,809	164,255
*Gemina SpA	86,140	67,832
Geox SpA	5,423	42,828
Gewiss SpA	10,473	40,716
*Gruppo Coin SpA	6,187	29,548
Hera SpA	62,720	154,745
*Immsi SpA	33,361	41,348
Impregilo SpA	25,731	98,127
*Indesit Co. SpA	2,959	18,901
*Interpump Group SpA	7,347	32,476
*Intesa Sanpaolo SpA	219,407	815,841
*Intesa Sanpaolo SpA Sponsored ADR	200	4,492
Iride SpA	16,801	31,043
Italcementi SpA	12,971	169,841
*Italmobiliare SpA	1,543	52,442
Lottomatica SpA	5,293	112,040
*Luxottica Group SpA	1,046	26,359
*Luxottica Group SpA Sponsored ADR	2,300	57,684
Mediaset SpA	31,475	190,322
Mediobanca SpA	31,311	439,276
Mediolanum SpA	8,499	48,519
Milano Assicurazioni SpA	33,627	114,678
*Mondadori (Arnoldo) Editore SpA	13,802	58,401
Parmalat SpA	239,349	598,434
Piaggio & C. SpA	18,418	38,253
*Pirelli & Co. Real Estate SpA	35,222	27,156
#*Pirelli & Co. SpA	350,616	146,347
*Premafin Finanziaria SpA	13,262	18,523
Prysmian SpA	7,222	124,235
Recordati SpA	5,186	34,693
*Safilo Group SpA	28,832	16,985
Saipem SpA	1,757	47,616
Saras SpA	28,397	79,330
*Snai SpA	15,775	67,496
Snam Rete Gas SpA	22,307	97,725
Societa Iniziative Autostradali e Servizi SpA	6,224	45,870
*Societe Cattolica di Assicurazoni Scrl SpA	5,529	184,274
Sol SpA	11,034	62,161
*Sorin SpA	26,362	40,289
*Telecom Italia Media SpA	351,766	61,568
Telecom Italia SpA Sponsored ADR	40,196	626,254
Tenaris SA ADR	1,800	54,576
Terna SpA	62,234	219,347
Tod’s SpA	719	41,702
*UniCredito SpA	458,544	1,338,039
Unione di Banche Italiane ScpA	60,807	849,334
*Unipol Gruppo Finanziario SpA	88,492	110,858
Vittoria Assicurazioni SpA	3,672	21,186

TOTAL ITALY		14,361,380

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (15.9%)
#77 Bank, Ltd. (The)	52,000	$306,839
Accordia Golf Co., Ltd.	74	58,084
Achilles Corp.	26,000	41,858
Adeka Corp.	11,700	104,623
Aderans Holdings Co., Ltd.	2,600	36,259
Advantest Corp. ADR	3,900	85,098
#*AEON Co., Ltd.	31,500	305,464
Aeon Delight Co., Ltd.	1,500	20,977
Aeon Fantasy Co., Ltd.	4,600	59,741
Aica Kogyo Co., Ltd.	4,500	43,165
Aichi Bank, Ltd. (The)	1,200	102,539
Aichi Machine Industry Co., Ltd.	19,000	55,395
Aichi Steel Corp.	9,000	33,649
Aida Engineering, Ltd.	11,900	39,744
Aioi Insurance Co., Ltd.	30,000	142,165
Aiphone Co., Ltd.	2,500	41,602
Air Water, Inc.	6,000	66,277
Aisin Seiki Co., Ltd.	15,700	402,310
Ajinomoto Co., Inc.	30,000	286,553
#Akebono Brake Industry Co., Ltd.	7,100	44,766
Akita Bank, Ltd. (The)	32,000	118,754
Alfresa Holdings Corp.	3,200	161,539
All Nippon Airways Co., Ltd.	11,000	30,639
Aloka Co., Ltd.	4,600	46,656
*Alpen Co., Ltd.	2,300	40,539
Alpine Electronics, Inc.	3,800	38,137
*Alps Electric Co., Ltd.	24,200	134,549
Alps Logistics Co., Ltd.	2,200	18,790
Amada Co., Ltd.	46,000	291,120
Amano Corp.	10,400	92,496
#Anritsu Corp.	21,000	85,859
AOC Holdings, Inc.	3,200	30,261
AOKI Holdings, Inc.	4,000	43,526
Aomori Bank, Ltd. (The)	10,000	39,834
Aoyama Trading Co., Ltd.	9,100	153,387
#*Aozora Bank, Ltd.	101,000	138,859
Arakawa Chemical Industries, Ltd.	3,900	48,042
#Ariake Japan Co., Ltd.	1,700	25,851
Asahi Breweries, Ltd.	5,200	82,571
Asahi Diamond Industrial Co., Ltd.	6,000	39,815
Asahi Glass Co., Ltd.	52,000	449,605
#*Asahi Holdings, Inc.	3,100	57,790
Asahi Kasei Corp.	72,000	371,021
Asahi Organic Chemicals Industry Co., Ltd.	15,000	39,257
ASATSU-DK, Inc.	3,500	78,376
#Asics Corp.	5,000	47,052
ASKA Pharmaceutical Co., Ltd.	6,000	51,855
Astellas Pharma, Inc.	2,800	106,360
Atsugi Co., Ltd.	29,000	39,069
Autobacs Seven Co., Ltd.	5,300	180,200
#Avex Group Holdings, Inc.	4,700	41,230
Awa Bank, Ltd. (The)	17,000	98,522
Bando Chemical Industries, Ltd.	16,000	44,052
*Bank of Ikeda, Ltd. (The)	200	7,897
#Bank of Iwate, Ltd. (The)	2,200	128,468
Bank of Kyoto, Ltd. (The)	17,000	153,578
Bank of Nagoya, Ltd. (The)	23,000	100,532
Bank of Okinawa, Ltd. (The)	2,600	96,125
Bank of Saga, Ltd. (The)	12,000	40,058
Bank of the Ryukyus, Ltd.	4,600	53,165
Bank of Yokohama, Ltd.	47,000	253,752

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Benesse Corp.	1,200	$51,864
Best Denki Co., Ltd.	13,000	64,959
Bridgestone Corp.	6,800	117,637
Brother Industries, Ltd.	33,600	301,507
Bunka Shutter Co., Ltd.	10,000	36,830
Calsonic Kansei Corp.	28,000	68,481
Canon Electronics, Inc.	2,800	41,526
Canon Marketing Japan, Inc.	8,400	133,500
Canon, Inc. Sponsored ADR	5,260	194,725
Capcom Co., Ltd.	1,600	32,219
Casio Computer Co., Ltd.	29,700	241,990
Cawachi, Ltd.	1,800	33,053
#*Cedyna Financial Corp.	12,400	23,703
Central Glass Co., Ltd.	24,000	101,038
Central Japan Railway Co.	11	66,162
Century Tokyo Leasing Corp.	4,600	49,422
Chiba Bank, Ltd. (The)	46,000	296,632
*Chiba Kogyo Bank, Ltd. (The)	3,000	26,515
Chiyoda Co., Ltd.	2,300	32,010
Chiyoda Corp.	18,000	151,602
Chofu Seisakusho Co., Ltd.	3,300	67,115
Chubu Electric Power Co., Ltd.	5,600	134,871
Chudenko Corp.	3,900	62,376
Chuetsu Pulp and Paper Co., Ltd.	20,000	49,774
Chugai Pharmaceutical Co., Ltd.	2,500	45,590
Chugai Ro Co., Ltd.	14,000	39,215
Chugoku Bank, Ltd. (The)	10,000	134,410
Chugoku Electric Power Co., Ltd. (The)	2,900	60,701
Chugoku Marine Paints, Ltd.	5,000	33,821
Chukyo Bank, Ltd. (The)	15,000	48,565
Chuo Mitsui Trust Holdings, Inc.	61,000	211,644
Chuo Spring Co., Ltd.	4,000	10,994
Circle K Sunkus Co., Ltd.	2,700	42,618
Citizen Holdings Co., Ltd.	37,900	205,034
CKD Corp.	11,200	57,678
CMK Corp.	11,500	117,183
Coca-Cola Central Japan Co., Ltd.	3,500	48,715
Coca-Cola West Co., Ltd.	6,900	135,138
Commuture Corp.	4,000	27,112
Comsys Holdings Corp.	16,000	184,591
Corona Corp.	2,600	30,949
Cosel Co., Ltd.	4,000	45,750
Cosmo Oil Co., Ltd.	79,000	235,878
Credit Saison Co., Ltd.	20,000	259,574
#*CSK Holdings Corp.	7,500	35,683
#Culture Convenience Club Co., Ltd.	4,600	35,240
Dai Nippon Printing Co., Ltd.	38,000	554,736
Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	55,510
Daicel Chemical Industries, Ltd.	40,000	253,425
Dai-Dan Co., Ltd.	9,000	47,712
#Daido Metal Co., Ltd.	10,000	38,185
#Daido Steel Co., Ltd.	49,000	202,029
Daidoh, Ltd.	4,000	27,108
#*Daiei, Inc. (The)	9,250	36,481
Daifuku Co., Ltd.	11,500	78,717
Daihatsu Motor Co., Ltd.	8,000	89,554
Daihen Corp.	9,000	29,906
#Daiichi Chuo Kisen Kaisha	24,000	63,641
Daiichi Sankyo Co., Ltd.	4,600	82,975
Daiken Corp.	20,000	34,318
Daikin Industries, Ltd.	2,700	97,446

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Daikyo, Inc.	36,000	$56,310
Daimei Telecom Engineering Corp.	4,000	38,189
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	40,680
*Dainippon Screen Manufacturing Co., Ltd.	8,000	28,870
Daio Paper Corp.	7,000	63,040
#Daisan Bank, Ltd. (The)	12,000	31,433
Daiseki Co., Ltd.	1,800	39,258
Daishi Bank, Ltd. (The)	42,000	166,631
Daiso Co., Ltd.	15,000	39,048
Daito Trust Construction Co., Ltd.	1,700	83,365
Daiwa House Industry Co., Ltd.	27,000	277,588
Daiwa Securities Co., Ltd.	50,000	293,499
#Daiwabo Holdings Co., Ltd.	14,000	54,913
DCM Japan Holdings Co., Ltd.	11,400	77,390
Denki Kagaku Kogyo Kabushiki Kaisha	59,000	191,452
Denki Kogyo Co., Ltd.	7,000	35,119
*Denso Corp.	18,800	551,631
#Dentsu, Inc.	11,300	237,629
Denyo Co., Ltd.	5,400	42,293
Descente, Ltd.	11,000	51,473
DIC Corp.	74,000	103,767
Disco Corp.	2,700	140,887
Don Quijote Co., Ltd.	2,200	45,765
Doshisha Co., Ltd.	3,000	46,531
DOUTOR NICHIRES Holdings Co., Ltd.	3,100	42,916
Dowa Holdings Co., Ltd.	24,000	109,115
DTS Corp.	3,900	36,822
*Duskin Co., Ltd.	6,900	119,713
DyDo Drinco, Inc.	1,600	46,855
eAccess, Ltd.	64	49,583
East Japan Railway Co.	2,200	125,712
*Ebara Corp.	53,000	170,296
Edion Corp.	6,200	36,203
Ehime Bank, Ltd. (The)	11,000	28,645
Eighteenth Bank, Ltd. (The)	27,000	76,465
#Eisai Co., Ltd.	2,100	74,509
Eizo Nanao Corp.	2,100	46,561
Electric Power Development Co., Ltd.	3,000	88,909
#*Elpida Memory, Inc.	4,900	55,549
Enplas Corp.	1,300	23,607
ESPEC Corp.	5,900	41,690
#Exedy Corp.	2,200	51,700
Ezaki Glico Co., Ltd.	9,000	96,307
FamilyMart Co., Ltd.	1,400	45,501
#Fancl Corp.	2,900	34,925
Fanuc, Ltd.	1,300	106,221
Fast Retailing Co., Ltd.	200	25,885
#*FDK Corp.	21,000	30,688
Foster Electric Co., Ltd.	4,700	78,675
France Bed Holdings Co., Ltd.	27,000	40,766
Fuji Co., Ltd.	2,400	45,271
Fuji Electric Holdings Co., Ltd.	64,000	111,882
*Fuji Fire & Marine Insurance Co., Ltd. (The)	16,000	19,164
#Fuji Heavy Industries, Ltd.	76,000	304,777
Fuji Oil Co., Ltd.	4,400	53,851
Fuji Soft, Inc.	2,500	50,234
Fujicco Co., Ltd.	4,000	45,565
FUJIFILM Holdings Corp.	17,900	575,533
#Fujikura, Ltd.	53,000	279,038
Fujitec Co., Ltd.	8,000	42,377
Fujitsu Business Systems, Ltd.	3,000	69,441

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fujitsu Frontech, Ltd.	5,600	$55,121
Fujitsu, Ltd.	30,000	196,196
Fukui Bank, Ltd. (The)	27,000	87,927
Fukuoka Financial Group, Inc.	56,000	245,092
#Fukuyama Transporting Co., Ltd.	22,000	102,399
Funai Electric Co., Ltd.	2,700	112,061
Furukawa Co., Ltd.	19,000	25,829
Furukawa Electric Co., Ltd.	33,000	158,647
Furukawa-Sky Aluminum Corp.	18,000	31,996
Fuso Pharmaceutical Industries, Ltd.	13,000	43,155
Futaba Corp.	2,500	43,798
#Futaba Industrial Co., Ltd.	2,400	9,319
Fuyo General Lease Co., Ltd.	1,300	28,669
GEO Co., Ltd.	57	44,842
Glory, Ltd.	9,000	184,917
GMO Internet, Inc.	7,900	33,226
Godo Steel, Ltd.	13,000	35,826
Goldcrest Co., Ltd.	3,510	83,659
#GS Yuasa Corp.	18,000	163,805
Gunma Bank, Ltd. (The)	29,000	168,028
Gunze, Ltd.	29,000	124,298
#H2O Retailing Corp.	19,000	110,189
Hachijuni Bank, Ltd. (The)	28,000	163,636
*Hakuhodo Dy Holdings, Inc.	2,630	144,118
Hakuto Co., Ltd.	5,400	46,726
Hamamatsu Photonics K.K.	4,200	82,137
#Hankyu Hanshin Holdings, Inc.	21,000	96,489
Hanwa Co., Ltd.	25,000	101,230
Happinet Corp.	2,500	31,257
Harashin Narus Holdings Co., Ltd.	900	9,501
*Haseko Corp.	21,000	19,908
Heiwa Corp.	3,000	32,348
Heiwa Real Estate Co., Ltd.	14,500	50,470
Heiwado Co., Ltd.	5,400	71,246
Hibiya Engineering, Ltd.	6,000	49,644
Higashi-Nippon Bank, Ltd.	18,000	38,897
Higo Bank, Ltd. (The)	28,000	171,164
#Hikari Tsushin, Inc.	4,000	86,354
*Hino Motors, Ltd.	45,000	149,479
Hirose Electric Co., Ltd.	600	66,913
Hiroshima Bank, Ltd. (The)	55,000	228,112
#HIS Co., Ltd.	2,400	49,084
*HISAKA WORKS, LTD.	5,000	53,653
Hisamitsu Pharmaceutical Co., Inc.	1,000	34,383
Hitachi Cable, Ltd.	33,000	109,055
#Hitachi Chemical Co., Ltd.	14,800	301,862
Hitachi Construction Machinery Co., Ltd.	10,900	192,027
*Hitachi High-Technologies Corp.	10,000	195,526
Hitachi Information Systems, Ltd.	1,800	54,444
#Hitachi Koki Co., Ltd.	9,000	82,375
Hitachi Kokusai Electric, Inc.	10,000	73,450
Hitachi Maxell, Ltd.	8,700	157,867
Hitachi Medical Corp.	6,000	57,436
Hitachi Metals, Ltd.	22,000	214,286
Hitachi Plant Technologies, Ltd.	12,000	76,361
Hitachi Software Engineering Co., Ltd.	5,100	141,506
Hitachi Transport System, Ltd.	3,900	49,337
*Hitachi Zosen Corp.	82,000	105,127
Hitachi, Ltd. Sponsored ADR	14,780	494,539
Hogy Medical Co., Ltd.	600	30,821
#Hokkaido Electric Power Co., Inc.	2,900	56,333

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hokkaido Gas Co., Ltd.	7,000	$18,631
Hokkan Holdings, Ltd.	15,000	38,710
Hokkoku Bank, Ltd. (The)	37,000	136,941
Hokuetsu Bank, Ltd. (The)	16,000	32,728
Hokuetsu Paper Mills, Ltd.	17,000	85,307
Hokuhoku Financial Group, Inc.	70,000	159,459
#Hokuriku Electric Power Co., Inc.	3,800	86,846
Honda Motor Co., Ltd.	300	9,594
Honda Motor Co., Ltd. Sponsored ADR	21,900	703,647
Horiba, Ltd.	1,500	35,307
Hosiden Corp.	7,900	101,851
House Foods Corp.	5,600	78,801
Hoya Corp.	5,800	139,404
Hyakugo Bank, Ltd. (The)	30,000	147,716
Hyakujishi Bank, Ltd. (The)	35,000	165,279
Ibiden Co., Ltd.	11,000	363,868
IBJ Leasing Co., Ltd.	2,000	26,014
Ichiyoshi Securities Co., Ltd.	4,100	31,339
Icom, Inc.	2,100	45,044
#Idec Corp.	4,000	30,752
#Idemitsu Kosan Co., Ltd.	2,600	216,710
*IHI Corp.	163,000	274,276
Iino Kaiun Kaisha, Ltd.	4,700	24,988
Imperial Hotel, Ltd.	550	11,410
Inaba Denki Sangyo Co., Ltd.	1,400	31,892
Inaba Seisakusho Co., Ltd.	3,700	37,355
Inabata and Co., Ltd.	12,900	59,109
Inageya Co., Ltd.	2,000	19,579
Ines Corp.	8,100	68,843
INPEX Corp.	8	60,860
*Iseki & Co., Ltd.	18,000	83,010
Isetan Mitsukoshi Holdings, Ltd.	29,200	308,641
*Ishihara Sangyo Kaisha, Ltd.	22,000	24,081
*Isuzu Motors, Ltd.	135,000	238,612
#ITO EN, LTD.	1,700	26,622
Itochu Corp.	95,000	706,959
Itochu Enex Co., Ltd.	9,100	55,746
Itochu Techno-Solutions Corp.	1,900	57,006
Itochu-Shokuhin Co., Ltd.	300	10,784
Itoham Foods, Inc.	21,000	68,466
Iwatani International Corp.	11,000	32,136
Iyo Bank, Ltd. (The)	12,000	125,305
Izumi Co., Ltd.	2,800	38,283
Izumiya Co., Ltd.	7,000	40,154
#*J Front Retailing Co., Ltd.	72,000	398,684
*Japan Airlines System Corp.	18,000	30,554
Japan Airport Terminal Co., Ltd.	9,100	105,925
Japan Aviation Electronics Industry, Ltd.	5,000	32,780
#Japan Cash Machine Co., Ltd.	4,900	46,345
Japan Digital Laboratory Co., Ltd.	4,100	50,861
Japan Petroleum Exploration Co., Ltd.	1,900	93,252
Japan Pulp & Paper Co., Ltd.	13,000	43,699
Japan Steel Works, Ltd. (The)	1,000	13,023
Japan Tobacco, Inc.	37	106,921
Japan Transcity Corp.	6,000	17,806
#Japan Vilene Co., Ltd.	10,000	53,696
Japan Wool Textile Co., Ltd. (The)	5,000	37,763
#Jeol, Ltd.	3,000	11,641
JFE Holdings, Inc.	5,100	204,035
JFE Shoji Holdings, Inc.	24,000	94,434
JGC Corp.	2,000	34,518

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
J-Oil Mills, Inc.	9,000	$30,011
#Joshin Denki Co., Ltd.	5,000	41,530
Joyo Bank, Ltd. (The)	26,000	132,056
JS Group Corp.	19,600	303,318
JSP Corp.	6,600	50,622
JSR Corp.	17,400	311,583
JTEKT Corp.	21,900	247,474
#Juki Corp.	31,000	37,731
Juroku Bank, Ltd.	43,000	154,309
*JVC Kenwood Holdings, Inc.	36,000	22,721
Kadokawa Holdings, Inc.	1,400	33,703
Kaga Electronics Co., Ltd.	3,900	47,287
Kagawa Bank, Ltd. (The)	8,000	34,336
#Kagome Co., Ltd.	2,800	49,298
Kagoshima Bank, Ltd. (The)	24,000	188,621
Kajima Corp.	51,000	142,688
Kakaku.com, Inc.	11	44,200
Kaken Pharmaceutical Co., Ltd.	5,000	43,527
Kamei Corp.	7,000	43,165
#Kamigumi Co., Ltd.	33,000	274,442
Kanagawa Chuo Kotsu Co., Ltd.	7,000	38,253
Kandenko Co., Ltd.	13,000	85,909
Kaneka Corp.	37,000	256,473
*Kanematsu Corp.	23,000	21,980
Kanematsu Electronics, Ltd.	2,400	23,141
Kansai Electric Power Co., Inc.	6,400	142,974
Kansai Paint Co., Ltd.	26,000	200,111
Kanto Auto Works, Ltd.	6,300	56,589
Kanto Denka Kogyo Co., Ltd.	12,000	66,885
Kanto Natural Gas Development Co., Ltd.	6,000	34,335
*Kanto Tsukuba Bank, Ltd. (The)	11,500	38,368
#Kao Corp.	3,000	68,057
Kasumi Co., Ltd.	8,000	37,456
Katakura Industries Co., Ltd.	4,000	41,325
Kato Sangyo Co., Ltd.	3,600	57,729
Kato Works Co., Ltd.	15,000	36,646
Kawasaki Heavy Industries, Ltd.	58,000	148,503
*Kawasaki Kisen Kaisha, Ltd.	54,000	202,498
Kayaba Industry Co., Ltd.	21,000	48,162
KDDI Corp.	28	148,123
Keihan Electric Railway Co., Ltd.	10,000	43,551
Keihin Corp.	3,300	49,551
Keihin Electric Express Railway Co., Ltd.	7,000	58,261
Keio Corp.	10,000	59,866
Keisei Electric Railway Co., Ltd.	16,000	99,475
Keiyo Bank, Ltd. (The)	36,000	200,801
#Keiyo Co., Ltd.	6,000	29,512
#*Kenedix, Inc.	34	13,080
Key Coffee, Inc.	2,800	46,776
#Keyence Corp.	220	43,334
#Kikkoman Corp.	11,000	128,168
Kinden Corp.	20,000	167,620
#Kintetsu Corp.	25,000	116,204
Kintetsu World Express, Inc.	1,600	38,940
Kirin Holdings Co., Ltd.	16,000	238,386
Kisoji Co., Ltd.	2,100	43,663
Kissei Pharmaceutical Co., Ltd.	2,000	46,868
Kita-Nippon Bank, Ltd. (The)	1,300	35,558
Kitz Corp.	11,000	43,991
Kiyo Holdings, Inc.	73,000	89,358
Koa Corp.	7,200	64,534

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kobayashi Pharmaceutical Co., Ltd.	1,400	$53,930
Kobe Steel, Ltd.	195,000	374,777
Kohnan Shoji Co., Ltd.	2,900	28,252
Koito Manufacturing Co., Ltd.	18,000	262,598
Kokuyo Co., Ltd.	11,200	95,407
Komatsu Seiren Co., Ltd.	9,000	33,319
#Komatsu, Ltd.	8,900	144,523
Komeri Co., Ltd.	3,600	99,164
Komori Corp.	9,700	105,288
Konami Corp. ADR	1,900	40,755
Konica Minolta Holdings, Inc.	24,000	260,227
Konishi Co., Ltd.	4,800	38,059
Kose Corp.	1,800	36,690
#K’s Holdings Corp.	2,400	71,092
Kubota Corp. Sponsored ADR	4,000	181,560
Kumiai Chemical Industry Co., Ltd.	14,000	61,233
Kurabo Industries, Ltd.	16,000	33,101
Kuraray Co., Ltd.	28,000	316,241
Kureha Corp.	9,000	51,959
#Kurita Water Industries, Ltd.	2,000	65,885
Kuroda Electric Co., Ltd.	2,200	30,106
Kyocera Corp.	100	8,024
Kyocera Corp. Sponsored ADR	5,000	400,850
Kyodo Printing Co., Ltd.	17,000	57,047
Kyorin Co., Ltd.	4,000	61,411
Kyoritsu Maintenance Co., Ltd.	2,400	39,480
#Kyosan Electric Manufacturing Co., Ltd.	11,000	49,118
Kyowa Exeo Corp.	10,000	97,705
Kyowa Hakko Kirin Co., Ltd.	15,000	171,784
Kyudenko Corp.	8,000	48,938
Kyushu Electric Power Co., Inc.	3,100	66,735
Lawson, Inc.	200	8,288
Leopalace21 Corp.	12,600	107,380
Life Corp.	1,300	21,755
Lintec Corp.	6,700	130,253
Lion Corp.	10,000	48,002
Mabuchi Motor Co., Ltd.	3,700	185,046
Macnica, Inc.	2,900	48,603
Maeda Corp.	22,000	69,254
Maeda Road Construction Co., Ltd.	11,000	95,944
Maezawa Kyuso Industries Co., Ltd.	2,600	41,894
Makino Milling Machine Co., Ltd.	12,000	39,283
Makita Corp.	4,500	110,856
Makita Corp. Sponsored ADR	5,012	125,150
Mandom Corp.	1,300	36,232
Marubeni Corp.	115,000	528,002
Marudai Food Co., Ltd.	17,000	43,055
Maruetsu, Inc. (The)	7,000	33,670
Maruha Nichiro Holdings, Inc.	53,000	79,320
#Marui Group Co., Ltd.	40,600	291,201
Maruichi Steel Tube, Ltd.	1,900	36,533
Marusan Securities Co., Ltd.	6,100	41,931
Maruzen Showa Unyu Co., Ltd.	13,000	41,071
Maspro Denkoh Corp.	4,400	39,191
Matsui Securities Co., Ltd.	2,800	26,706
Matsumotokiyoshi Holdings Co., Ltd.	300	6,749
#Matsuya Co., Ltd.	2,000	21,075
Matsuya Foods Co., Ltd.	3,000	40,733
Max Co., Ltd.	2,000	21,595
Maxvalu Tokai Co., Ltd.	1,600	20,103
Mazda Motor Corp.	112,000	290,758

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mediceo Paltac Holdings Co., Ltd.	10,600	$132,407
#Meidensha Corp.	13,000	77,505
#*MEIJI Holdings Co., Ltd.	3,787	152,881
Meitec Corp.	1,500	27,270
Meito Sangyo Co., Ltd.	1,100	14,890
Mercian Corp.	21,000	48,307
Michinoku Bank, Ltd. (The)	18,000	40,619
Mikuni Coca-Cola Bottling Co., Ltd.	4,200	34,599
Mimasu Semiconductor Industry Co., Ltd.	4,300	62,345
*Minato Bank, Ltd. (The)	21,000	29,839
Minebea Co., Ltd.	49,000	198,020
Ministop Co., Ltd.	1,800	29,431
Miraca Holdings, Inc.	2,600	64,770
Misumi Group, Inc.	2,500	40,876
Mito Securities Co., Ltd.	13,000	39,577
Mitsubishi Chemical Holdings Corp.	96,500	431,900
Mitsubishi Corp.	54,500	1,082,246
#Mitsubishi Electric Corp.	21,000	153,023
Mitsubishi Estate Co., Ltd.	6,000	99,588
Mitsubishi Gas Chemical Co., Inc.	46,000	282,591
Mitsubishi Heavy Industries, Ltd.	88,000	350,763
Mitsubishi Logistics Corp.	12,000	148,434
*Mitsubishi Materials Corp.	106,000	286,245
#*Mitsubishi Motors Corp.	67,000	123,362
Mitsubishi Paper Mills, Ltd.	29,000	40,884
Mitsubishi Pencil Co., Ltd.	3,400	40,130
#Mitsubishi Rayon Co., Ltd.	74,000	201,593
Mitsubishi Steel Manufacturing Co., Ltd.	9,000	19,884
#Mitsubishi Tanabe Pharma Corp.	10,000	118,795
Mitsubishi UFJ Financial Group, Inc. ADR	151,264	937,837
Mitsuboshi Belting, Ltd.	7,000	30,449
Mitsui & Co., Ltd.	15,000	186,901
Mitsui & Co., Ltd. Sponsored ADR	2,651	660,603
#Mitsui Chemicals, Inc.	77,000	282,008
Mitsui Engineering and Shipbuilding Co., Ltd.	83,000	208,991
Mitsui Fudosan Co., Ltd.	5,000	91,563
Mitsui Home Co., Ltd.	9,000	50,806
Mitsui Knowledge Industry Co., Ltd.	221	42,865
*Mitsui Mining and Smelting Co., Ltd.	77,000	211,446
Mitsui O.S.K. Lines, Ltd.	53,000	321,519
Mitsui Sugar Co., Ltd.	11,000	36,325
Mitsui Sumitomo Insurance Group Holdings, Inc.	13,800	352,511
#Mitsui-Soko Co., Ltd.	15,000	59,676
Mitsumi Electric Co., Ltd.	8,500	208,149
Mitsuuroko Co., Ltd.	3,800	23,095
Miura Co., Ltd.	1,700	40,906
Miyazaki Bank, Ltd. (The)	10,000	39,264
#Mizuho Financial Group, Inc.	206,000	473,589
*Mizuho Investors Securities Co., Ltd.	72,000	87,835
Mizuho Securities Co., Ltd.	87,000	316,479
*Mizuho Trust & Banking Co., Ltd.	40,000	51,361
Mizuno Corp.	7,000	31,493
Mochida Pharmaceutical Co., Ltd.	4,000	38,166
Modec, Inc.	1,300	22,344
Monex Group, Inc.	50	22,661
Mori Seiki Co., Ltd.	9,900	110,520
Morinaga & Co., Ltd.	8,000	16,774
Morinaga Milk Industry Co., Ltd.	26,000	107,642
Morita Holdings Corp.	9,000	37,256
MOS Food Services, Inc.	3,200	52,322
Moshi Moshi Hotline, Inc.	2,100	40,004

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
MR Max Corp.	8,300	$44,283
Murata Manufacturing Co., Ltd.	6,600	321,446
Musashino Bank, Ltd.	3,900	136,748
Nabtesco Corp.	17,000	192,318
Nachi-Fujikoshi Corp.	10,000	20,469
Nagano Bank, Ltd. (The)	15,000	35,089
Nagase & Co., Ltd.	15,000	169,328
Nagoya Railroad Co., Ltd.	24,000	79,478
Nakayama Steel Works, Ltd.	11,000	23,469
#Namco Bandai Holdings, Inc.	20,500	229,809
Nankai Electric Railway Co., Ltd.	10,000	43,913
Nanto Bank, Ltd. (The)	27,000	158,743
*NEC Corp.	117,000	408,461
*NEC Electronics Corp.	5,400	55,258
NEC Fielding, Ltd.	2,500	35,689
NEC Mobiling, Ltd.	2,800	57,076
NEC System Integration & Construction, Ltd.	1,200	15,401
Net One Systems Co., Ltd.	26	45,698
Neturen Co., Ltd.	4,600	31,557
#NGK Insulators, Ltd.	11,000	247,659
#NGK Spark Plug Co., Ltd.	21,000	230,728
NHK Spring Co., Ltd.	27,000	194,322
Nice Holdings, Inc.	16,000	32,188
Nichias Corp.	18,000	58,157
Nichicon Corp.	9,800	147,941
Nichii Gakkan Co.	8,600	93,136
Nichirei Corp.	24,000	91,166
Nidec Corp.	700	50,009
Nidec Corp. ADR	4,317	77,490
Nidec Sankyo Corp.	6,000	38,292
Nifco, Inc.	1,800	32,804
Nihon Dempa Kogyo Co., Ltd.	1,000	24,224
Nihon Kohden Corp.	2,300	31,974
Nihon Parkerizing Co., Ltd.	3,000	34,232
Nihon Unisys, Ltd.	10,400	90,764
Nikkiso Co., Ltd.	4,000	31,321
Nikon Corp.	1,000	19,979
Nintendo Co., Ltd.	600	161,204
Nippo Corp.	7,000	55,547
Nippon Beet Sugar Manufacturing Co., Ltd.	21,000	52,199
Nippon Carbon Co., Ltd.	14,000	43,950
Nippon Ceramic Co., Ltd.	3,800	49,155
Nippon Chemical Industrial Co., Ltd.	16,000	42,926
Nippon Chemi-Con Corp.	18,000	64,213
Nippon Denko Co., Ltd.	3,000	19,664
Nippon Densetsu Kogyo Co., Ltd.	7,000	74,316
Nippon Electric Glass Co., Ltd.	38,000	437,707
Nippon Express Co., Ltd.	59,000	270,113
Nippon Flour Mills Co., Ltd.	10,000	48,116
Nippon Gas Co., Ltd.	3,600	54,012
Nippon Kayaku Co., Ltd.	25,000	206,963
Nippon Koei Co., Ltd.	18,000	61,452
Nippon Konpo Unyu Soko Co., Ltd.	9,000	107,943
*Nippon Light Metal Co., Ltd.	32,000	31,241
#Nippon Meat Packers, Inc.	11,000	134,569
#Nippon Metal Industry Co., Ltd.	12,000	25,122
Nippon Mining Holdings, Inc.	83,478	395,996
Nippon Oil Corp.	77,000	407,314
Nippon Paint Co., Ltd.	23,000	119,193
#Nippon Paper Group, Inc.	6,900	177,540
Nippon Road Co., Ltd. (The)	23,000	57,152

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Seiki Co., Ltd.	2,000	$24,531
Nippon Sheet Glass Co., Ltd.	83,000	246,915
Nippon Shinyaku Co., Ltd.	7,000	91,601
Nippon Shokubai Co., Ltd.	15,000	122,520
Nippon Signal Co., Ltd.	8,500	78,686
Nippon Soda Co., Ltd.	12,000	58,916
Nippon Steel Corp.	46,000	183,115
Nippon Suisan Kaisha, Ltd.	35,300	96,550
Nippon Synthetic Chemical Industry Co., Ltd. (The)	15,000	73,690
Nippon Telegraph & Telephone Corp. ADR	9,340	192,871
Nippon Thompson Co., Ltd.	6,000	28,790
Nippon Valqua Industries, Ltd.	16,000	32,775
Nippon Yakin Kogyo Co., Ltd.	15,000	76,920
Nippon Yusen K.K.	58,000	246,922
Nipponkoa Insurance Co., Ltd.	25,000	148,675
Nipro Corp.	6,000	123,452
Nishimatsu Construction Co., Ltd.	20,000	27,397
Nishimatsuya Chain Co., Ltd.	4,200	42,847
Nishi-Nippon Bank, Ltd.	92,000	233,004
Nishi-Nippon Railroad Co., Ltd.	15,000	56,182
Nissan Chemical Industries, Ltd.	4,000	53,588
Nissan Motor Co., Ltd.	87,500	634,896
Nissan Shatai Co., Ltd.	14,000	128,740
Nissay Dowa General Insurance Co., Ltd.	26,000	121,669
Nissei Corp.	2,900	20,483
Nissha Printing Co., Ltd.	1,100	60,008
Nisshin Oillio Group, Ltd. (The)	18,000	95,580
Nisshin Seifun Group, Inc.	3,500	42,483
Nisshin Steel Co., Ltd.	110,000	209,481
Nisshinbo Holdings, Inc.	22,000	280,387
Nissin Corp.	17,000	42,819
#Nissin Electric Co., Ltd.	13,000	69,505
Nissin Foods Holdings Co., Ltd.	1,600	50,997
Nissin Kogyo Co., Ltd.	6,600	92,583
Nitori Co., Ltd.	400	28,698
Nitta Corp.	1,600	23,948
Nittetsu Mining Co., Ltd.	13,000	56,520
Nitto Boseki Co., Ltd.	19,000	33,618
Nitto Denko Corp.	13,000	415,905
Nitto Electric Works, Ltd.	5,100	46,387
Nitto Kohki Co., Ltd.	2,500	51,765
NOF Corp.	25,000	111,282
*NOK Corp.	18,400	224,607
Nomura Holdings, Inc.	29,900	261,970
Nomura Holdings, Inc. ADR	24,100	212,321
Nomura Real Estate Holdings, Inc.	4,600	80,638
Nomura Research Institute, Ltd.	1,800	44,484
Noritake Co., Ltd.	10,000	33,445
Noritsu Koki Co., Ltd.	5,600	48,716
NS Solutions Corp.	3,400	60,419
#NSD Co., Ltd.	3,000	31,389
NSK, Ltd.	54,000	291,318
NTN Corp.	60,000	241,253
NTT Data Corp.	13	43,712
NTT DoCoMo, Inc.	42	60,655
NTT DoCoMo, Inc. Sponsored ADR	7,000	101,080
Obayashi Corp.	39,000	173,110
Obic Co., Ltd.	240	40,893
Odakyu Electric Railway Co., Ltd.	10,000	86,113
Ogaki Kyoritsu Bank, Ltd. (The)	33,000	145,347
Oiles Corp.	2,520	39,620

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oita Bank, Ltd. (The)	17,000	$85,082
#Oji Paper Co., Ltd.	29,000	125,645
Okabe Co., Ltd.	9,000	34,764
Okamoto Industries, Inc.	13,000	47,341
Okamura Corp.	6,000	37,363
Okasan Securities Group, Inc.	22,000	111,911
*Oki Electric Industry Co., Ltd.	30,000	31,931
Okinawa Electric Power Co., Ltd.	1,500	78,871
OKUMA Corp.	15,000	67,311
#Okumura Corp.	15,000	62,349
Okuwa Co., Ltd.	3,000	33,737
Olympus Corp.	3,000	85,887
Omron Corp.	13,400	213,447
Ono Pharmaceutical Co., Ltd.	1,100	48,488
Onoken Co., Ltd.	4,100	42,640
#Onward Holdings Co., Ltd.	17,000	120,792
Oracle Corp. Japan	1,000	40,151
#Organo Corp.	7,000	50,973
Oriental Land Co., Ltd.	800	53,498
Osaka Gas Co., Ltd.	21,000	69,895
Osaka Steel Co., Ltd.	3,300	56,730
Osaka Titanium Technologies Co., Ltd.	1,700	58,536
OSG Corp.	6,400	58,615
Otsuka Corp.	600	31,200
Oyo Corp.	3,500	34,975
Pacific Golf Group International Holdings KK	86	48,662
Pacific Industrial Co., Ltd.	10,000	45,186
Pacific Metals Co., Ltd.	14,000	111,128
Pack Corp. (The)	2,600	40,256
PanaHome Corp.	15,000	87,609
Panasonic Corp.	17,000	268,709
Panasonic Corp. Sponsored ADR	64,414	1,018,385
Panasonic Electric Works Co., Ltd.	19,000	200,771
Paramount Bed Co., Ltd.	3,400	53,490
Parco Co., Ltd.	6,800	59,190
#Paris Miki Holdings, Inc.	4,200	41,070
*Penta-Ocean Construction Co., Ltd.	24,000	32,483
Pigeon Corp.	1,400	50,297
Piolax, Inc.	2,600	44,629
#*Pioneer Electronic Corp.	6,500	18,913
Press Kogyo Co., Ltd.	9,000	15,678
Prima Meat Packers, Ltd.	14,000	15,801
Q.P. Corp.	7,100	74,118
Rengo Co., Ltd.	16,000	100,230
#Resona Holdings, Inc.	7,200	105,804
Resorttrust, Inc.	2,600	29,244
Ricoh Co., Ltd.	28,000	364,542
Ricoh Leasing Co., Ltd.	2,600	51,430
Riken Corp.	9,000	28,209
Rinnai Corp.	1,400	60,966
Rohm Co., Ltd.	6,500	481,456
Rohto Pharmaceutical Co., Ltd.	4,000	42,462
Roland Corp.	1,600	18,838
#Round One Corp.	2,900	26,836
Royal Co., Ltd.	2,800	30,411
Ryobi, Ltd.	11,000	28,381
Ryohin Keikaku Co., Ltd.	800	33,174
Ryosan Co., Ltd.	4,300	110,145
Ryoshoku, Ltd.	2,100	48,047
Ryoyo Electro Corp.	4,900	41,838
Sagami Railway Co., Ltd.	11,000	46,218

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Saibu Gas Co., Ltd.	31,000	$82,748
#Saizeriya Co., Ltd.	2,700	42,647
Sakai Chemical Industry Co., Ltd.	17,000	71,200
Sakata INX Corp.	12,000	46,823
Sakata Seed Corp.	3,100	46,103
San-Ai Oil Co., Ltd.	8,000	37,405
*Sanden Corp.	17,000	47,633
San-in Godo Bank, Ltd. (The)	24,000	225,692
Sankei Building Co., Ltd.	9,200	60,425
Sanken Electric Co., Ltd.	9,000	35,372
Sanki Engineering Co., Ltd.	5,000	39,145
Sankyo Co., Ltd.	1,400	83,219
*Sankyo-Tateyama Holdings, Inc.	47,000	41,980
Sankyu, Inc.	32,000	120,619
Sanrio Co., Ltd.	4,700	39,759
Sanshin Electronics Co., Ltd.	3,800	33,618
Santen Pharmaceutical Co., Ltd.	3,100	96,170
Sanwa Holdings Corp.	25,000	90,234
Sanyo Chemical Industries, Ltd.	9,000	50,639
#*Sanyo Electric Co., Ltd.	8,000	17,820
#Sanyo Shokai, Ltd.	8,000	26,471
Sanyo Special Steel Co., Ltd.	10,000	40,453
#*Sapporo Hokuyo Holdings, Inc.	36,000	121,430
Sapporo Holdings, Ltd.	8,000	48,172
Sato Corp.	3,900	33,811
#SBI Holdings, Inc.	2,246	451,690
Secom Co., Ltd.	1,200	51,238
Secom Techno Service Co., Ltd.	500	13,967
Sega Sammy Holdings, Inc.	11,200	147,230
Seikagaku Corp.	4,100	46,799
#Seiko Epson Corp.	15,300	233,991
Seiko Holdings Corp.	16,000	41,080
Seino Holdings Co., Ltd.	20,000	156,213
Seiren Co., Ltd.	8,400	46,508
Sekisui Chemical Co., Ltd.	33,000	194,303
Sekisui House, Ltd.	32,000	300,413
Sekisui Jushi Co., Ltd.	7,000	56,543
Sekisui Plastics Co., Ltd.	13,000	49,229
Senko Co., Ltd.	12,000	44,189
Senshukai Co., Ltd.	6,400	42,715
Seven & I Holdings Co., Ltd.	17,200	402,952
Sharp Corp.	63,000	696,616
Shibaura Mechatronics Corp.	11,000	43,782
#Shibusawa Warehouse Co., Ltd.	8,000	30,551
Shiga Bank, Ltd.	29,000	179,002
#Shikibo, Ltd.	29,000	52,135
Shikoku Bank, Ltd.	20,000	72,376
Shikoku Chemicals Corp.	11,000	55,919
#Shikoku Electric Power Co., Inc.	1,800	53,907
#Shima Seiki Manufacturing Co., Ltd.	3,600	90,223
Shimachu Co., Ltd.	5,600	118,598
Shimadzu Corp.	21,000	162,052
Shimamura Co., Ltd.	300	27,062
Shimano, Inc.	1,300	52,351
Shimizu Bank, Ltd.	1,000	39,059
Shimizu Corp.	25,000	102,271
Shin Nippon Air Technologies Co., Ltd.	3,500	25,378
Shindengen Electric Manufacturing Co., Ltd.	22,000	51,115
Shin-Etsu Chemical Co., Ltd.	4,400	235,984
Shin-Etsu Polymer Co., Ltd.	9,200	58,407
Shinkawa, Ltd.	3,500	53,349

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shin-Keisei Electric Railway Co., Ltd.	7,000	$25,559
Shinko Electric Industries Co., Ltd.	10,900	171,024
Shinko Plantech Co., Ltd.	4,400	35,865
Shinko Shoji Co., Ltd.	5,300	47,848
Shinmaywa Industries, Ltd.	15,000	54,632
#*Shinsei Bank, Ltd.	120,000	177,441
#Shinwa Kaiun Kaisha, Ltd.	18,000	52,300
Shionogi & Co., Ltd.	3,000	61,636
#Shiseido Co., Ltd.	2,000	32,621
Shizuoka Bank, Ltd.	21,000	206,029
Shizuoka Gas Co., Ltd.	11,000	71,738
Shochiku Co., Ltd.	4,000	33,127
Showa Corp.	5,900	33,167
Showa Denko K.K.	168,000	311,662
Showa Sangyo Co., Ltd.	16,000	48,521
Showa Shell Sekiyu K.K.	8,300	92,529
Sinanen Co., Ltd.	10,000	50,052
Sinfonia Technology Co., Ltd.	13,000	32,184
Sintokogio, Ltd.	3,800	26,451
SKY Perfect JSAT Holdings, Inc.	257	96,046
SMC Corp.	700	78,733
SMK Corp.	14,000	78,676
Snow Brand Milk Products Co., Ltd.	11,000	36,302
Softbank Corp.	4,800	101,664
Sohgo Security Services Co., Ltd.	8,100	91,238
Sojitz Corp.	164,100	341,033
#Sompo Japan Insurance, Inc.	53,000	350,026
Sony Corp. Sponsored ADR	41,900	1,171,524
#Sony Financial Holdings, Inc.	13	40,040
Sorun Corp.	7,000	39,298
Square Enix Holdings Co., Ltd.	1,500	33,226
#SSP Co., Ltd.	7,000	35,995
Stanley Electric Co., Ltd.	14,800	304,937
Star Micronics Co., Ltd.	4,100	41,533
Starzen Corp.	3,000	6,965
Sugi Holdings Co., Ltd.	1,400	29,777
Sumco Corp.	13,400	249,731
*Sumikin Bussan Corp.	19,000	45,611
Sumisho Computer Systems Corp.	2,200	37,093
Sumitomo Bakelite Co., Ltd.	32,000	179,646
Sumitomo Chemical Co., Ltd.	101,355	499,962
Sumitomo Corp.	45,300	445,686
Sumitomo Electric Industries, Ltd.	50,800	630,193
Sumitomo Forestry Co., Ltd.	17,000	135,094
Sumitomo Heavy Industries, Ltd.	68,000	326,365
*Sumitomo Light Metal Industries, Ltd.	46,000	44,966
Sumitomo Metal Industries, Ltd.	49,000	121,345
Sumitomo Metal Mining Co., Ltd.	28,000	421,065
*Sumitomo Mitsui Construction Co., Ltd.	57,400	58,781
Sumitomo Mitsui Financial Group, Inc.	14,700	625,740
#Sumitomo Osaka Cement Co., Ltd.	44,000	83,458
#Sumitomo Real Estate Sales Co., Ltd.	1,100	48,823
Sumitomo Realty & Development Co., Ltd.	5,000	102,525
Sumitomo Rubber Industries, Ltd.	20,300	175,760
Sumitomo Seika Chemicals Co., Ltd.	14,000	57,557
Sumitomo Trust & Banking Co., Ltd.	56,000	305,256
Sumitomo Warehouse Co., Ltd.	23,000	97,036
#Sundrug Co., Ltd.	1,600	35,755
Suruga Bank, Ltd.	10,000	105,679
*Suzuken Co., Ltd.	7,500	225,692
Suzuki Motor Corp.	14,900	374,704

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*SWCC Showa Holdings Co., Ltd.	45,000	$52,536
Sysmex Corp.	1,100	42,035
T&D Holdings, Inc.	1,600	46,701
#T. Hasegawa Co., Ltd.	2,900	41,031
Tachibana Eletech Co., Ltd.	5,200	45,083
Tadano, Ltd.	18,000	85,933
Taihei Dengyo Kaisha, Ltd.	6,000	58,994
Taiheiyo Cement Corp.	119,000	179,210
Taikisha, Ltd.	2,700	29,609
Taisei Corp.	117,000	264,586
Taisho Pharmaceutical Co., Ltd.	4,000	76,778
Taiyo Nippon Sanso Corp.	18,000	172,121
Taiyo Yuden Co., Ltd.	15,000	204,029
Takamatsu Construction Group	2,600	41,434
#Takara Holdings, Inc.	17,000	112,982
Takara Standard Co., Ltd.	13,000	76,979
Takasago International Corp.	7,000	37,636
Takasago Thermal Engineering Co., Ltd.	11,000	96,836
*Takashimaya Co., Ltd.	37,000	303,924
Takata Corp.	3,800	66,347
Takeda Pharmaceutical Co., Ltd.	5,500	221,566
Takiron Co., Ltd.	10,000	31,536
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	37,089
TDK Corp.	1,200	62,772
TDK Corp. Sponsored ADR	7,012	366,728
*Tecmo Koei Holdings Co., Ltd.	8,050	61,933
#Teijin, Ltd.	105,000	331,683
Tenma Corp.	3,100	37,172
Terumo Corp.	1,100	55,740
#THK Co., Ltd.	12,500	204,457
TKC Corp.	2,500	48,157
Toa Corp.	27,000	35,188
Toagosei Co., Ltd.	29,000	87,743
Tobu Railway Co., Ltd.	15,000	90,980
TOC Co., Ltd.	8,500	34,903
Tochigi Bank, Ltd.	15,000	72,261
Toda Corp.	26,000	99,013
Toei Co., Ltd.	9,000	47,183
Toenec Corp.	7,000	40,525
Toho Bank, Ltd.	22,000	99,348
Toho Co., Ltd.	2,700	47,988
Toho Gas Co., Ltd.	19,000	76,429
Toho Zinc Co., Ltd.	8,000	33,235
Tohuku Electric Power Co., Inc.	3,300	68,661
Tokai Carbon Co., Ltd.	20,000	106,458
Tokai Rika Co., Ltd.	10,600	210,607
Tokai Rubber Industries, Ltd.	3,000	38,098
Tokai Tokyo Financial Holdings, Inc.	28,000	102,137
Tokio Marine Holdings, Inc.	19,900	573,639
Tokio Marine Holdings, Inc. ADR	1,000	28,850
Tokushima Bank, Ltd.	9,000	47,093
Tokushu Tokai Holdings Co., Ltd.	22,000	58,713
Tokuyama Corp.	22,000	165,437
Tokyo Dome Corp.	9,000	28,462
Tokyo Electric Power Co., Ltd.	11,800	302,082
Tokyo Electron, Ltd.	8,500	442,865
Tokyo Energy & Systems, Inc.	6,000	48,817
Tokyo Gas Co., Ltd.	19,000	69,644
Tokyo Ohka Kogyo Co., Ltd.	5,800	123,671
Tokyo Rakutenchi Co., Ltd.	7,000	28,213
Tokyo Rope Manufacturing Co., Ltd.	21,000	65,440

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Seimitsu Co., Ltd.	2,300	$31,672
Tokyo Steel Manufacturing Co., Ltd.	16,400	181,006
Tokyo Style Co., Ltd.	13,000	104,302
Tokyo Tatemono Co., Ltd.	30,000	146,069
Tokyo Tomin Bank, Ltd.	5,000	93,287
Tokyotokeiba Co., Ltd.	31,000	49,911
Tokyu Community Corp.	2,000	44,150
*Tokyu Construction Co., Ltd.	6,880	20,528
Tokyu Corp.	17,000	82,943
Tokyu Land Corp.	49,000	196,480
Tomato Bank, Ltd.	6,000	14,495
Tomoku Co., Ltd.	21,000	46,214
Tonami Holdings Co., Ltd.	16,000	44,496
TonenGeneral Sekiyu K.K.	5,000	47,704
#Topcon Corp.	4,200	22,321
Toppan Forms Co., Ltd.	3,500	43,946
Toppan Printing Co., Ltd.	41,000	417,343
Topre Corp.	6,100	51,974
Topy Industries, Ltd.	13,000	30,486
Toray Industries, Inc.	16,000	79,880
Torii Pharmaceutical Co., Ltd.	2,600	46,801
Toshiba Corp.	19,000	83,855
Toshiba Machine Co., Ltd.	7,000	25,539
Toshiba Plant Kensetsu Co., Ltd.	5,000	60,070
*Toshiba TEC Corp.	20,000	85,366
Tosho Printing Co., Ltd.	11,000	27,587
Tosoh Corp.	69,000	201,344
#TOTO, Ltd.	25,000	170,977
Tottori Bank, Ltd.	13,000	35,613
*Towa Bank, Ltd.	52,000	34,079
Toyo Corp.	2,400	23,331
Toyo Engineering Corp.	12,000	37,328
Toyo Ink Manufacturing Co., Ltd.	28,000	91,553
Toyo Kanetsu K.K.	27,000	53,154
Toyo Kohan Co., Ltd.	9,000	34,774
*Toyo Securities Co., Ltd.	21,000	53,973
#Toyo Seikan Kaisha, Ltd.	14,100	301,318
Toyo Suisan Kaisha, Ltd.	1,000	24,921
#Toyo Tanso Co, Ltd.	800	42,160
*Toyo Tire & Rubber Co., Ltd.	21,000	45,612
#Toyobo Co., Ltd.	81,000	151,892
Toyoda Gosei Co., Ltd.	10,700	329,196
Toyota Auto Body Co., Ltd.	5,400	101,200
Toyota Boshoku Corp.	8,300	161,498
Toyota Motor Corp. Sponsored ADR	24,876	2,094,062
Toyota Tsusho Corp.	15,100	230,820
*Trans Cosmos, Inc.	5,800	73,390
Trend Micro, Inc.	1,500	51,602
Trusco Nakayama Corp.	3,200	50,777
Tsubakimoto Chain Co.	7,000	24,076
Tsukishima Kikai Co., Ltd.	6,000	35,465
Tsumura & Co.	1,500	48,399
Tsurumi Manufacturing Co., Ltd.	1,000	6,853
Tsutsumi Jewelry Co., Ltd.	2,200	44,229
TV Asahi Corp.	35	53,674
Ube Industries, Ltd.	32,000	92,141
Uchida Yoko Co., Ltd.	8,000	27,894
#Ulvac, Inc.	4,300	115,526
Uni-Charm Corp.	600	48,524
Unicharm Petcare Corp.	1,100	34,746
Unimat Offisco Corp.	2,700	25,460

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Union Tool Co.	1,600	$44,167
*Unitika, Ltd.	38,000	34,017
UNY Co., Ltd.	25,000	202,985
Ushio, Inc.	6,200	116,616
USS Co., Ltd.	660	41,139
Valor Co., Ltd.	5,500	45,389
*Vital Ksk Holdings, Inc.	7,300	39,962
#Wacoal Corp.	9,000	115,410
Warabeya Nichiyo Co., Ltd.	2,700	32,480
#Watami Food Service Co., Ltd.	1,600	31,566
West Japan Railway Co.	17	54,182
Xebio Co., Ltd.	2,000	43,337
*Yachiyo Bank, Ltd.	2,100	61,066
Yahagi Construction Co., Ltd.	5,000	32,460
Yahoo! Japan Corp.	104	34,052
Yakult Honsha Co., Ltd.	1,900	41,644
#Yamada Denki Co., Ltd.	1,240	77,407
Yamagata Bank, Ltd.	15,000	80,961
Yamaguchi Financial Group, Inc.	22,000	299,987
Yamaha Corp.	23,500	310,825
Yamaha Motor Co., Ltd.	18,200	225,175
Yamamura Glass Co., Ltd.	19,000	52,299
Yamanashi Chuo Bank, Ltd.	22,000	113,121
Yamatake Corp.	2,800	61,371
Yamato Holdings Co., Ltd.	7,000	103,583
Yamato Kogyo Co., Ltd.	5,400	167,799
Yamazaki Baking Co., Ltd.	9,000	112,705
Yamazen Co., Ltd.	13,000	54,884
Yaskawa Electric Corp.	23,000	162,601
Yodogawa Steel Works, Ltd.	18,000	85,876
Yokogawa Bridge Holdings Corp.	7,000	56,774
*Yokogawa Electric Corp.	35,800	278,765
Yokohama Reito Co., Ltd.	7,000	43,969
Yokohama Rubber Co., Ltd.	25,000	132,270
Yonekyu Corp.	3,500	33,473
Yorozu Corp.	4,600	53,328
Yoshimoto Kogyo Co., Ltd.	2,300	28,054
Yoshinoya Holdings Co., Ltd.	64	76,304
Yuasa Trading Co., Ltd.	40,000	45,864
Yuki Gosei Kogyo Co., Ltd.	6,000	18,633
Yurtec Corp.	7,000	40,890
Zeon Corp.	25,000	103,845
Zuken, Inc.	6,000	49,512

TOTAL JAPAN		105,363,603

MALAYSIA — (0.6%)
*Aeon Co. Berhad	30,000	38,324
Affin Holdings Berhad	52,000	26,609
*Airasia Berhad	115,300	49,088
Alliance Financial Group Berhad	132,400	92,767
AMMB Holdings Berhad	122,400	139,000
*Axiata Group Berhad	148,725	124,056
Bandar Raya Developments Berhad	35,000	15,000
Batu Kawan Berhad	27,600	70,487
*Berjaya Corp. Berhad	97,000	25,600
Berjaya Land Berhad	19,000	20,581
Berjaya Sports Toto Berhad	16,071	19,900
Boustead Holdings Berhad	25,100	28,199
British American Tobacco Malaysia Berhad	3,400	44,867
Bumiputra-Commerce Holdings Berhad	47,200	144,516
*Dialog Group Berhad	135,700	45,068

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Digi.Com Berhad	6,100	$38,440
DRB-Hicom Berhad	140,000	44,151
EON Capital Berhad	28,100	38,481
Gamuda Berhad	140,400	133,781
Genting Berhad	66,300	122,359
Genting Malaysia Berhad	48,400	40,396
Genting Plantations Berhad	33,300	53,390
Guiness Anchor Berhad	23,000	40,478
Hap Seng Plantations Holdings Berhad	84,900	53,705
Hong Leong Bank Berhad	22,000	36,228
Hong Leong Financial Group Berhad	41,700	60,438
IGB Corp. Berhad	91,800	46,411
IJM Corp. Berhad	101,900	175,169
*IJM Land Berhad	143,000	64,941
IJM Plantations Berhad	80,200	65,574
IOI Corp. Berhad	46,900	65,192
KLCC Property Holdings Berhad	52,600	47,203
KNM Group Berhad	328,500	81,579
Kulim Malaysia Berhad	9,400	19,341
Lafarge Malayan Cement Berhad	33,600	57,280
Lingkaran Trans Kota Holdings Berhad	39,000	27,779
Lion Industries Corp. Berhad	118,500	52,789
Malayan Banking Berhad	39,150	72,242
Malaysian Airlines System Berhad	19,000	16,722
Malaysian Bulk Carriers Berhad	61,200	55,587
*Malaysian Resources Corp. Berhad	232,900	93,301
Media Prima Berhad	38,000	16,592
MISC Berhad	31,900	79,749
MMC Corp. Berhad	195,100	134,578
*Mulpha International Berhad	259,400	40,142
Nestle (Malaysia) Berhad	5,100	46,351
Oriental Holdings Berhad	16,800	24,781
OSK Holdings Berhad	139,600	57,090
Parkson Holdings Berhad	29,100	44,565
Petronas Dagangan Berhad	17,100	41,504
Petronas Gas Berhad	14,200	39,488
Plus Expressways Berhad	51,300	47,753
Pos Malaysia Berhad	78,600	52,185
PPB Group Berhad	29,100	121,491
Proton Holdings Berhad	19,000	14,684
RHB Capital Berhad	58,700	76,600
*SapuraCrest Petroleum Berhad	99,700	46,967
Sarawak Energy Berhad	44,000	26,858
Shell Refining Co. Federation of Malaysia Berhad	25,800	76,891
Sime Darby Berhad	9,400	22,007
SP Setia Berhad	42,600	53,670
Star Publications (Malaysia) Berhad	37,200	33,357
*Sunrise Berhad	91,900	49,036
Sunway City Berhad	62,000	53,482
TA Enterprise Berhad	253,700	78,382
Tan Chong Motor Holdings Berhad	100,000	52,494
Tenaga Nasional Berhad	17,000	39,325
Top Glove Corp. Berhad	38,600	75,594
*UEM Land Holdings Berhad	28,750	14,038
UMW Holdings Berhad	20,800	36,581
United Plantations Berhad	11,300	40,707
Wah Seong Corp. Berhad	52,000	30,102
YTL Corp. Berhad	38,500	79,176
YTL Power International Berhad	68,200	42,209
Yu Neh Huat Berhad	94,000	48,278

TOTAL MALAYSIA		4,223,726

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (0.8%)
Alfa S.A.B. de C.V. Series A	35,800	$135,974
America Movil S.A.B. de C.V. Series L	6,700	14,405
America Movil S.A.B. de C.V. Series L ADR	6,800	292,468
*Axtel S.A.B. de C.V.	75,000	40,541
#Banco Compartamos S.A. de C.V.	26,500	87,671
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	11,600	46,325
*Carso Infraestructura y Construccion S.A.B. de CV	98,440	48,963
#*Cementos de Mexico S.A.B de C.V. Series B	206,648	194,461
*Cemex S.A.B. de C.V. Sponsored ADR	18,824	176,757
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	106,260
*Consorcio ARA S.A.B. de C.V.	102,900	52,583
*Corporacion GEO S.A.B. de C.V. Series B	38,000	81,127
Corporacion Moctezuma S.A.B. de C.V.	73,800	155,824
*Desarrolladora Homex S.A.B. de C.V.	28,600	167,521
#Embotelladora Arca S.A.B. de C.V.	59,300	146,578
*Empresas ICA S.A.B. de C.V.	27,800	51,121
*Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	67,522
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	243,180
*Gruma S.A.B. de C.V. ADR	500	2,880
*Gruma S.A.B. de C.V. Series B	14,000	20,456
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	23,700	32,027
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	203,743
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	10,684
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	177,520
Grupo Carso S.A.B. de C.V. Series A-1	25,400	82,686
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	2,707
Grupo Continental S.A.B. de C.V.	33,300	68,067
Grupo Elektra S.A. de C.V.	925	47,466
Grupo Financiero Banorte S.A.B. de C.V.	151,400	375,147
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	152,189
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	17,800	99,316
*Grupo Lamosa S.A.B. de C.V.	33,900	20,660
Grupo Mexico S.A.B. de C.V. Series B	352,994	502,407
*Grupo Modelo S.A.B. de C.V. Series C	11,400	44,585
*Grupo Simec S.A. de C.V.	20,200	47,866
Grupo Televisa S.A. de C.V.	1,100	3,976
Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	123,012
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	117,000	94,776
*Industrias CH S.A.B. de C.V. Series B	27,100	95,401
Industrias Penoles S.A.B. de C.V.	6,385	101,510
Kimberly Clark de Mexico S.A.B. de C.V. Series A	11,500	47,884
Mexichem S.A.B.de C.V.	92,000	122,374
#*Organizacion Soriana S.A.B. de C.V. Series B	110,300	275,646
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	47,430
TV Azteca S.A.B. de C.V. Series A	161,100	68,421
*Urbi, Desarrollos Urbanos, S.A.B. de C.V.	64,500	111,529
Wal-Mart de Mexico S.A.B. de C.V. Series V	22,600	77,027

TOTAL MEXICO		5,168,673

NETHERLANDS — (2.1%)
Aalberts Industries NV	9,103	84,541
Accell Group NV	691	30,582
Aegon NV	27,702	202,626
*Aegon NV ADR	74,494	552,000
*AFC Ajax NV	546	4,896
#Akzo Nobel NV	10,820	593,727
Akzo Nobel NV Sponsored ADR	500	27,400
Arcadis NV	5,239	98,846
ArcelorMittal	11,420	411,566
ArcelorMittal ADR	22,500	810,900
*ASM International NV	4,654	78,521

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
ASML Holding NV ADR	12,550	$326,425
Brunel International NV	3,554	81,104
*Crucell NV ADR	6,591	163,259
*Draka Holding NV	1,372	22,170
Exact Holding NV	1,884	49,516
#Fugro NV	9,371	420,843
Grontmij NV	946	23,505
*Heijmans NV	234	357
Heineken NV	14,758	586,997
Imtech NV	4,510	95,921
ING Groep NV	213	2,726
ING Groep NV Sponsored ADR	141,618	1,832,537
#*InnoConcepts NV	5,629	22,365
Kas Bank NV	973	15,248
Koninklijke Ahold NV	60,910	691,923
Koninklijke Ahold NV ADR	400	4,548
Koninklijke Bam Groep NV	10,180	89,229
#Koninklijke Boskalis Westminster NV	6,193	154,654
Koninklijke DSM NV	18,148	648,934
Koninklijke KPN NV	12,546	188,704
Koninklijke Ten Cate NV	3,177	60,195
Koninklijke Vopak NV	3,394	203,441
Mediq NV	3,645	48,229
Nutreco Holding NV	3,422	146,968
Oce NV	8,830	43,589
*Ordina NV	14,194	64,489
Philips Electronics NV	10,953	249,342
Philips Electronics NV ADR	58,800	1,338,288
*Randstad Holdings NV	13,545	469,416
Reed Elsevier NV	1,169	12,225
Reed Elsevier NV ADR	4,200	87,612
#SBM Offshore NV	21,357	408,842
Sligro Food Group NV	1,113	29,429
Smit Internationale NV	1,539	107,493
*SNS Reaal Groep NV	5,604	32,211
*Super De Boer NV	11,242	45,397
Telegraaf Media Groep NV	3,910	64,532
TKH Group NV	3,826	55,631
TNT NV	37,428	889,549
*TomTom NV	3,590	39,389
#Unilever NV	2,976	81,108
Unilever NV ADR	11,120	302,464
*Unit 4 Agresso NV	1,534	27,577
*USG People NV	8,135	108,373
*Van der Moolen Holding NV	11,949	19,021
Wavin NV	3,699	6,791
Wolters Kluwer NV	15,244	299,348

TOTAL NETHERLANDS		13,557,519

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	58,896	42,816
*Auckland International Airport, Ltd.	91,156	102,455
Contact Energy, Ltd.	16,122	67,185
Fisher & Paykel Appliances Holdings, Ltd.	56,324	32,410
Fisher & Paykel Healthcare Corp., Ltd.	22,714	48,804
Fletcher Building, Ltd.	65,656	311,308
Infratil, Ltd.	25,177	29,965
Mainfreight, Ltd.	14,201	42,736
New Zealand Oil & Gas, Ltd.	45,451	48,749
New Zealand Refining Co., Ltd.	5,458	25,652
Nuplex Industries, Ltd.	9,246	11,603

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Port of Tauranga, Ltd.	20,130	$84,487
Ryman Healthcare, Ltd.	48,303	55,905
Sanford, Ltd.	12,229	42,842
Sky City Entertainment Group, Ltd.	46,065	100,185
Sky Network Television, Ltd.	17,716	50,637
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	33,516
Tower, Ltd.	40,446	46,541
Trustpower, Ltd.	9,834	50,720
Vector, Ltd.	28,655	38,092
Warehouse Group, Ltd.	19,445	51,315

TOTAL NEW ZEALAND		1,317,923

NORWAY — (0.7%)
Acergy SA	6,914	73,882
Aker Kvaerner ASA	17,200	147,829
*Aktiv Kapital ASA	1,101	6,819
Atea ASA	6,000	29,920
*Austevoll Seafood ASA	2,000	9,341
*Blom ASA	4,800	12,086
Bonheur ASA	750	19,255
*BW Offshore, Ltd.	12,000	14,074
*Cermaq ASA	9,312	66,275
*Copeinca ASA	2,400	11,208
*Det Norske Oljeselskap ASA	107,000	131,312
*DnB NOR ASA Series A	37,350	325,708
*DOF ASA	9,400	54,455
*Eitzen Chemical ASA	9,000	4,489
Ekornes ASA	2,800	39,887
Farstad Shipping ASA	400	7,874
Frontline, Ltd.	640	14,882
Ganger Rolf ASA	2,050	49,326
Kongsberg Gruppen ASA	2,160	26,073
#*Marine Harvest	327,880	206,479
*Norsk Hydro ASA	81,600	479,642
*Norsk Hydro ASA Sponsored ADR	800	4,720
*Norske Skogindustrier ASA Series A	23,500	37,306
*Norwegian Air Shuttle ASA	8,400	81,063
Odfjell ASA Series A	2,716	21,484
ODIM ASA	10,500	66,542
#Orkla ASA	73,370	583,812
*Petroleum-Geo Services ASA	20,682	145,312
*Pronova BioPharma AS	14,000	43,674
Prosafe ASA	7,400	38,900
*Prosafe Production Public, Ltd.	24,500	46,031
#*Renewable Energy Corp. ASA	18,363	145,944
*Schibsted ASA	6,697	76,301
#*SeADRill, Ltd.	20,450	329,533
*Sevan Marine ASA	39,215	51,279
*Songa Offshore SE	2,600	9,405
SpareBanken 1 SMN	5,040	32,986
StatoilHydro ASA	8,400	179,599
StatoilHydro ASA Sponsored ADR	6,300	135,135
*Storebrand ASA	52,200	282,401
*Subsea 7, Inc.	10,400	120,499
Tandberg ASA Series A	3,000	63,750
*Telenor ASA	13,400	123,734
*TGS Nopec Geophysical Co. ASA	14,100	160,084
Tomra Systems ASA	16,200	61,627
Veidekke ASA	6,564	38,605
Wilh. Wilhelmsen ASA	4,070	73,171

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#Yara International ASA	6,362	$197,653

TOTAL NORWAY		4,881,366

PHILIPPINES — (0.1%)
Aboitiz Equity Ventures, Inc.	96,000	13,761
*Aboitiz Power Corp.	270,000	31,411
Ayala Corp. Series A	9,390	58,523
Ayala Land, Inc.	354,100	66,905
Banco de Oro Unibank, Inc.	82,800	60,272
Bank of the Philippine Islands	8,640	8,148
China Banking Corp.	4,650	33,346
*First Philippines Holdings Corp.	75,400	61,849
International Container Terminal Services, Inc.	134,600	50,318
*Manila Water Co, Inc.	100,000	33,251
Megaworld Corp.	1,311,000	37,562
Metro Bank & Trust Co.	76,800	62,082
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	52,670
Pilipino Telephone Corp.	226,000	40,870
*Rizal Commercial Banking Corp.	71,000	24,737
Robinson’s Land Corp. Series B	210,000	39,709
SM Investments Corp.	8,040	55,141
Universal Robina Corp.	140,000	25,939

TOTAL PHILIPPINES		756,494

POLAND — (0.3%)
Agora SA	7,427	47,261
Asseco Poland SA	6,558	135,020
*Bank Millennium SA	61,427	86,386
*Bank Pekao SA	522	26,069
*Bank Przemyslowo Handlowy BPH SA	1,218	21,581
*Bank Zackodni WBK SA	582	25,764
*Bioton SA	252,387	26,072
*BRE Bank SA	310	20,501
Budimex SA	1,885	45,494
*Cersanit-Krasnystaw SA	5,835	24,988
*Ciech SA	1,628	18,728
*Echo Investment SA	73,042	90,599
Emperia Holding SA	2,574	54,237
Eurocash SA	12,021	50,799
*Getin Holdings SA	44,673	111,605
Grupa Kety SA	1,179	34,537
*Grupa Lotos SA	2,987	23,813
*KGHM Polska Miedz SA	7,636	227,116
Kredyt Bank SA	3,810	10,763
*Mondi Packaging Paper Swiecie SA	1,538	24,353
Mostostal Siedlce SA	51,936	69,699
*Multimedia Polska SA	12,319	32,198
*Netia Holdings SA	27,046	38,117
Orbis SA	4,643	69,443
*PBG SA	323	25,085
Polski Koncern Naftowy Orlen SA	20,050	196,322
Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	32,158
Powszechna Kasa Oszczednosci Bank Polski SA	4,041	46,195
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	7,393	50,238
*Sygnity SA	4,962	30,316
*Synthos SA	105,358	43,101
Telekomunikacja Polska SA	10,054	51,481
TVN SA	5,494	25,494
Zaklady Azotowe Pulawy SA	1,298	36,775

TOTAL POLAND		1,852,308

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (0.4%)
*Altri SGPS SA	12,618	$42,768
Banco BPI SA	27,221	73,608
Banco Comercial Portugues SA	303,904	324,621
#Banco Espirito Santo SA	33,617	209,914
Brisa SA	20,337	168,282
Cimpor Cimentos de Portugal SA	36,874	280,146
#Energias de Portugal SA	50,976	201,996
Energias de Portugal SA Sponsored ADR	100	3,946
*Finibanco Holdings SGPS SA	17,652	39,166
Galp Energia SGPS SA Series B	17,799	232,634
Jeronimo Martins SGPS SA	17,915	125,770
Mota-Engil SGPS SA	17,204	73,254
Portucel-Empresa Produtora de Pasta de Papel SA	30,214	73,964
#Portugal Telecom SA	16,189	165,514
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	124,197
Redes Energeticas Nacionais SA	12,093	49,413
Sociedade de Investimento e Gestao SGPS SA	4,277	39,193
*Sonae Industria SGPS SA	18,463	56,253
Sonae SGPS SA	123,615	129,864
*Sonaecom SGPS SA	12,282	32,200

TOTAL PORTUGAL		2,446,703

SINGAPORE — (1.1%)
Allgreen Properties, Ltd.	158,000	131,466
*Asia Food and Properties, Ltd.	158,000	32,850
Asia Pacific Breweries, Ltd.	2,000	16,465
Bukit Sembawang Estates, Ltd.	15,000	40,201
Capitaland, Ltd.	94,500	250,641
Cerebos Pacific, Ltd.	9,000	19,696
*Chartered Semiconductor Manufacturing, Ltd.	72,990	113,609
City Developments, Ltd.	41,000	288,326
Comfortdelgro Corp., Ltd.	90,000	96,830
Cosco Corp. (Singapore), Ltd.	93,000	84,638
*Creative Technology Co., Ltd.	16,100	50,276
CSE Global, Ltd.	59,000	27,683
DBS Group Holdings, Ltd.	64,500	622,167
#*Ezra Holdings, Ltd.	20,000	21,383
Fraser & Neave, Ltd.	125,000	360,005
#Goodpack, Ltd.	40,000	28,332
Guocoland, Ltd.	26,000	38,150
Hi-P International, Ltd.	201,000	97,649
Ho Bee Investment, Ltd.	102,000	77,214
Hong Leong Asia, Ltd.	42,000	48,377
Hotel Properties, Ltd.	25,000	32,090
Hyflux, Ltd.	24,000	43,977
*Indofood Agri Resources, Ltd.	94,000	99,849
Jardine Cycle & Carriage, Ltd.	7,000	114,639
Jaya Holdings, Ltd.	54,000	18,606
Keppel Corp., Ltd.	30,000	174,713
Keppel Land, Ltd.	56,000	103,409
Keppel Telecommunications and Transportation, Ltd.	10,000	10,550
Kim Eng Holdings, Ltd.	47,000	65,523
KS Energy Services, Ltd.	41,000	37,004
MobileOne, Ltd.	31,000	36,129
#*Neptune Orient Lines, Ltd.	105,000	121,104
NSL, Ltd.	12,000	11,173
Olam International, Ltd.	66,000	116,320
*Overseas Union Enterprise, Ltd.	2,000	14,585
Overseas-Chinese Banking Corp., Ltd.	87,464	474,897
Pan Pacific Hotels Group, Ltd.	49,000	49,711
Parkway Holdings, Ltd.	104,000	150,970

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Raffles Education Corp., Ltd.	49,021	$22,098
SembCorp Industries, Ltd.	84,000	186,973
SembCorp Marine, Ltd.	16,000	34,668
Singapore Airlines, Ltd.	19,000	178,015
Singapore Exchange, Ltd.	18,000	108,854
Singapore Land, Ltd.	29,000	105,729
Singapore Petroleum Co., Ltd.	35,000	151,578
Singapore Post, Ltd.	50,000	31,248
Singapore Press Holdings, Ltd.	33,000	82,254
Singapore Technologies Engineering, Ltd.	22,000	40,181
Singapore Telecommunications, Ltd.	70,000	170,121
SMRT Corp., Ltd.	69,000	81,437
Starhub, Ltd.	22,000	34,228
Straits Asia Resources, Ltd.	19,000	28,096
Tat Hong Holdings, Ltd.	53,000	39,666
United Engineers, Ltd.	10,000	11,938
United Industrial Corp., Ltd.	82,000	106,377
United Overseas Bank, Ltd.	34,000	417,349
UOB-Kay Hian Holdings, Ltd.	68,000	73,235
UOL Group, Ltd.	87,000	211,174
Venture Corp., Ltd.	33,000	218,868
WBL Corp., Ltd.	16,000	44,439
Wheelock Properties, Ltd.	29,000	36,462
Wilmar International, Ltd.	34,000	141,204
Wing Tai Holdings, Ltd.	39,000	46,826
Yangzijiang Shipbuilding Holdings, Ltd.	138,000	85,700
#Yanlord Land Group, Ltd.	71,000	132,100

TOTAL SINGAPORE		6,942,025

SOUTH AFRICA — (1.4%)
ABSA Group, Ltd.	9,290	141,043
Adcock Ingram Holdings, Ltd.	2,791	16,525
Advtech, Ltd.	34,107	19,892
Aeci, Ltd.	21,114	143,963
Afgri, Ltd.	106,485	68,327
African Bank Investments, Ltd.	87,490	333,729
African Oxygen, Ltd.	6,500	16,227
African Rainbow Minerals, Ltd.	11,320	191,183
Allied Electronics Corp., Ltd.	8,984	31,608
Allied Technologies, Ltd.	9,221	72,378
Anglo American Platinum Corp., Ltd.	117	8,390
AngloGold Ashanti, Ltd.	2,804	107,208
AngloGold Ashanti, Ltd. Sponsored ADR	500	19,600
ArcelorMittal South Africa, Ltd.	11,360	146,055
*Aspen Pharmacare Holdings, Ltd.	13,411	102,953
Astral Foods, Ltd.	6,105	84,084
Aveng, Ltd.	57,469	272,414
AVI, Ltd.	19,715	48,123
Barloworld, Ltd.	28,982	168,255
Bidvest Group, Ltd.	5,126	71,171
Capitec Bank Holdings, Ltd.	6,899	42,930
Caxton & CTP Publishers & Printers, Ltd.	3,193	4,591
Clicks Group, Ltd.	22,044	55,549
*Data Tec, Ltd.	11,758	32,694
Dimension Data Holdings P.L.C.	7,211	7,307
Discovery Holdings, Ltd.	15,147	53,431
*Distribution & Warehousing Network, Ltd.	53,514	44,696
Durban Roodeport Deep, Ltd.	84,168	63,080
Exxaro Resources, Ltd.	16,613	175,087
FirstRand, Ltd.	85,805	166,347
Foschini, Ltd.	24,805	188,026

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Gold Fields, Ltd.	4,836	$58,069
Gold Fields, Ltd. Sponsored ADR	43,600	525,816
Gold Reef Resorts, Ltd.	23,560	52,298
Grindrod, Ltd.	44,962	89,090
Group Five, Ltd.	6,846	30,781
*Harmony Gold Mining Co., Ltd.	5,445	50,157
*Harmony Gold Mining Co., Ltd. Sponsored ADR	22,010	203,813
Hudaco Industries, Ltd.	4,292	31,666
Illovo Sugar, Ltd.	27,252	107,674
Impala Platinum Holdings, Ltd.	6,571	158,439
Imperial Holdings, Ltd.	23,311	203,434
Investec, Ltd.	19,085	133,460
JD Group, Ltd.	23,807	144,392
JSE, Ltd.	15,052	117,092
Kumba Iron Ore, Ltd.	172	4,550
Lewis Group, Ltd.	8,794	57,759
Liberty Holdings, Ltd.	15,651	120,634
Massmart Holdings, Ltd.	5,066	49,507
Medi-Clinic Corp., Ltd.	36,714	101,362
*Merafe Resources, Ltd.	103,969	15,427
*Metorex, Ltd.	16,362	6,867
Metropolitan Holdings, Ltd.	75,198	124,282
Mondi, Ltd.	21,540	98,155
Mr. Price Group, Ltd.	13,969	54,957
MTN Group, Ltd.	19,519	321,263
Murray & Roberts Holdings, Ltd.	24,297	149,291
Mvelaphanda Group, Ltd.	84,677	51,726
Nampak, Ltd.	24,677	48,562
Naspers, Ltd. Series N	12,051	359,767
Nedbank Group, Ltd.	13,763	190,113
Network Healthcare Holdings, Ltd.	82,943	113,205
Northam Platinum, Ltd.	9,333	44,538
Omnia Holdings, Ltd.	4,909	35,310
Palabora Mining Co., Ltd.	1,699	15,742
Peregrine Holdings, Ltd.	49,359	55,896
Pick’n Pay Stores, Ltd.	14,103	64,966
Pretoria Portland Cement Co., Ltd.	26,368	97,358
PSG Group, Ltd.	3,003	7,214
Rainbow Chicken, Ltd.	2,564	5,363
Reunert, Ltd.	23,260	139,705
Sanlam, Ltd.	155,692	396,558
Santam, Ltd.	3,905	45,492
Sappi, Ltd.	53,505	172,095
Sappi, Ltd. Sponsored ADR	11,900	38,437
Sasol, Ltd. Sponsored ADR	7,800	278,616
Shoprite Holdings, Ltd.	9,883	72,515
*Simmer & Jack Mines, Ltd.	203,666	58,588
Spar Group, Ltd. (The)	13,033	100,433
Standard Bank Group, Ltd.	46,029	553,646
Steinhoff International Holdings, Ltd.	115,168	226,476
Sun International, Ltd.	4,923	53,568
Telkom South Africa, Ltd.	1,142	5,686
Telkom South Africa, Ltd. Sponsored ADR	1,800	35,424
Tiger Brands, Ltd.	2,791	56,254
Tongaat-Hulett, Ltd.	4,273	54,176
Trencor, Ltd.	19,453	51,170
Truworths International, Ltd.	13,658	69,749
*Vodacom Group Pty, Ltd.	1,142	8,621
Wilson Bayly Holme-Ovcon, Ltd.	3,714	53,891
Woolworths Holdings, Ltd.	37,736	75,887

TOTAL SOUTH AFRICA		9,543,848

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (3.0%)
Amorepacific Corp.	70	$38,343
*Asiana Airlines, Inc.	13,650	44,463
*Bing Grae Co., Ltd.	1,160	41,339
Busan Bank	19,700	187,015
Cheil Industrial, Inc.	7,300	282,444
Cheil Worldwide, Inc.	386	84,842
Chong Kun Dang Pharmaceutical Corp.	3,530	55,945
CJ CGV Co., Ltd.	4,090	68,005
CJ Cheiljedang Corp.	658	94,163
CJ Corp.	1,942	79,534
Daeduck Electronics Co., Ltd.	11,360	36,059
Daegu Bank Co., Ltd.	16,330	186,075
Daekyo Co., Ltd.	10,840	51,613
Daelim Industrial Co., Ltd.	4,107	226,481
Daewoo Engineering & Construction Co., Ltd.	22,020	232,671
Daewoo International Corp.	4,696	99,315
*Daewoo Motor Sales Corp.	2,111	14,714
Daewoo Securities Co., Ltd.	14,460	276,172
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	95,496
Daewoong Pharmaceutical Co., Ltd.	536	25,282
Daishin Securities Co., Ltd.	8,650	125,188
Daou Technology, Inc.	12,540	83,843
Dong Bu Insurance Co., Ltd.	5,040	128,397
Dong-A Pharmaceutical Co., Ltd.	413	30,955
*Dongbu HiTek Co., Ltd.	5,940	42,565
Dongkuk Steel Mill Co., Ltd.	6,070	156,330
Doosan Construction & Engineering Co., Ltd.	7,860	45,202
Doosan Corp.	264	19,095
Doosan Heavy Industries & Construction Co., Ltd.	556	31,669
Doosan Infracore Co., Ltd.	5,400	71,496
E1 Corp.	357	23,000
Fursys, Inc.	2,660	55,565
GS Engineering & Construction Corp.	2,683	190,904
GS Holdings Corp.	7,870	210,654
Halla Climate Control Corp.	4,010	32,575
*Halla Engineering & Construction Corp.	1,610	33,312
Hana Financial Group, Inc.	9,750	275,799
Hanil Cement Manufacturing Co., Ltd.	445	27,295
*Hanjin Heavy Industries & Construction Co., Ltd.	2,740	69,439
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	20,885
Hanjin Shipping Co., Ltd.	9,600	163,745
Hanjin Transportation Co., Ltd.	1,120	29,352
Hankook Tire Manufacturing Co., Ltd.	14,050	225,120
Hanmi Pharm Co., Ltd.	281	26,284
*Hansol Paper Co., Ltd.	2,610	24,611
Hanwha Chemical Corp.	10,660	122,097
Hanwha Corp.	3,830	122,683
Hanwha Securities Co., Ltd.	5,980	54,996
Hite Brewery Co., Ltd.	64	8,903
Hite Holdings Co., Ltd.	2,219	69,392
*HMC Investment Securities Co., Ltd.	3,246	69,697
Honam Petrochemical Corp.	2,578	193,757
Hotel Shilla Co., Ltd.	5,490	75,888
*Hynix Semiconductor, Inc.	25,300	361,913
Hyosung T & C Co., Ltd.	3,171	222,837
*Hyundai Corp.	1,340	15,454
Hyundai Department Store Co., Ltd.	2,353	193,295
Hyundai Development Co.	7,517	265,371
*Hyundai Elevator Co., Ltd.	776	39,316
Hyundai Engineering & Construction Co., Ltd.	197	10,131
Hyundai H & S Co., Ltd.	1,160	68,423

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hyundai Heavy Industries Co., Ltd.	347	$60,604
Hyundai Hysco	3,150	35,950
Hyundai Marine & Fire Insurance Co., Ltd.	7,680	119,867
Hyundai Merchant Marine Co., Ltd.	5,940	128,544
Hyundai Mipo Dockyard Co., Ltd.	1,623	179,390
Hyundai Mobis	1,685	177,435
Hyundai Motor Co., Ltd.	6,212	444,933
*Hyundai Securities Co., Ltd.	21,890	314,482
Hyundai Steel Co.	6,010	350,406
*Industrial Bank of Korea	12,210	139,654
Jeonbuk Bank, Ltd.	11,424	62,822
Kangwon Land, Inc.	8,480	112,428
*KB Financial Group, Inc. ADR	13,412	575,509
KCC Corp.	680	191,053
*Kia Motors Corp.	26,610	331,980
KISCO Corp.	222	9,106
KISWIRE, Ltd.	1,872	63,679
*Kolon Engineering & Construction Co., Ltd.	5,710	33,393
Kolon Industries, Inc.	2,470	81,399
*Korea Electric Power Corp. Sponsored ADR	4,700	62,839
Korea Exchange Bank	19,130	184,862
*Korea Express Co., Ltd.	321	19,563
Korea Gas Corp.	1,777	75,143
*Korea Investment Holdings Co., Ltd.	5,420	176,185
Korea Iron & Steel Co., Ltd.	67	4,334
Korea Komho Petrochemical Co., Ltd.	3,120	80,423
Korea Line Corp.	1,224	62,452
Korea Reinsurance Co., Ltd.	9,250	88,325
Korea Zinc Co., Ltd.	1,269	144,826
*Korean Air Co., Ltd.	5,532	200,785
*KP Chemical Corp.	5,660	37,036
KT Corp. Sponsored ADR	2,700	43,362
KT&G Corp.	1,192	69,188
*KTB Securities Co., Ltd.	8,400	38,815
Kumho Industrial Co., Ltd.	4,330	48,743
*Kumho Tire Co., Inc.	11,740	49,425
*Kwang Dong Pharmaceutical Co., Ltd.	15,340	40,448
*Kyeryong Construction Industrial Co., Ltd.	1,200	21,885
Kyobo Securities Co., Ltd.	2,560	28,735
LG Chemical, Ltd.	757	93,588
LG Corp.	3,159	169,942
LG Dacom Corp.	5,290	80,016
*LG Display Co., Ltd. ADR	14,700	212,415
LG Electronics, Inc.	1,665	175,279
LG Fashion Corp.	1,620	31,740
*LG Hausys, Ltd.	102	9,468
LG Household & Healthcare Co., Ltd.	408	73,290
LG International Corp.	3,020	63,927
*LG Life Sciences, Ltd.	1,620	79,515
*LG Telecom, Ltd.	16,860	118,483
LIG Insurance Co., Ltd.	3,960	58,756
Lotte Chilsung Beverage Co., Ltd.	133	85,824
Lotte Confectionary Co., Ltd.	99	84,285
Lotte Midopa Co., Ltd.	3,520	40,438
Lotte Shopping Co., Ltd.	859	214,698
LS Corp.	1,180	81,620
*LS Industrial Systems Co., Ltd.	780	43,759
*LS Networks Co., Ltd.	7,200	36,376
Macquarie Korea Infrastructure Fund	19,424	79,367
Meritz Fire Marine Insurance Co., Ltd.	11,480	61,491
Meritz Securities Co., Ltd.	69,570	71,034

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Mirae Asset Securities Co., Ltd.	1,546	$98,061
Namhae Chemical Corp.	3,350	49,198
Namyang Dairy Products Co., Ltd.	98	39,772
*NCsoft Corp.	850	91,895
NH Investment & Securities Co., Ltd.	7,820	67,833
Nong Shim Co., Ltd.	439	87,731
*OCI Co., Ltd.	284	48,936
*ON*Media Corp.	22,720	65,236
ORION Corp.	486	76,700
Ottogi Corp.	244	27,001
Pacific Corp.	292	30,519
POSCO ADR	7,044	711,937
S1 Corp.	658	29,921
*Saehan Industries, Inc.	104,600	104,484
Samchully Co., Ltd.	210	20,322
Samsung Card Co., Ltd.	2,855	116,012
Samsung Corp.	2,378	89,742
*Samsung Digital Imaging Co., Ltd.	683	19,380
Samsung Electro-Mechanics Co., Ltd.	6,270	350,721
Samsung Electronics Co., Ltd.	1,906	1,122,265
*Samsung Engineering Co., Ltd.	662	47,815
Samsung Fine Chemicals Co., Ltd.	1,870	76,847
Samsung Fire and Marine Insurance, Ltd.	299	50,056
Samsung Heavy Industries Co., Ltd.	1,040	27,417
Samsung SDI Co., Ltd.	5,090	422,128
#Samsung Securities Co., Ltd.	1,182	73,478
*Samsung Techwin Co., Ltd.	1,520	86,948
Samyang Corp.	1,810	64,756
Seah Besteel Corp.	1,820	25,890
#*Seoul Securities Co., Ltd.	68,780	65,602
*Shinhan Financial Group Co., Ltd.	2,830	95,204
Shinhan Financial Group Co., Ltd. ADR	6,180	415,790
Shinsegae Co., Ltd.	111	47,955
Sindo Ricoh Co., Ltd.	590	28,765
SK Chemicals Co., Ltd.	1,590	63,755
SK Co., Ltd.	3,005	269,069
SK Energy Co., Ltd.	1,412	119,310
SK Gas Co., Ltd.	560	25,126
SK Networks Co., Ltd.	8,560	89,008
SK Telecom Co., Ltd.	191	28,843
SK Telecom Co., Ltd. ADR	2,400	40,392
#SKC Co., Ltd.	2,090	35,271
S-Oil Corp.	843	40,145
*Ssangyong Cement Industry Co., Ltd.	4,260	28,998
*STX Corp.	3,080	62,403
STX Engine Co., Ltd.	2,110	46,358
STX Offshore & Shipbuilding Co., Ltd.	4,940	67,040
*STX Pan Ocean Co., Ltd.	10,200	101,930
Sunkyong Securities Co., Ltd.	15,120	40,296
Tae Kwang Industrial Co., Ltd.	45	26,014
Taeyoung Engineering & Construction	9,530	50,324
Tai Han Electric Wire Co., Ltd.	3,780	67,514
Tong Yang Securities, Inc.	13,340	169,388
Woongjin Coway Co., Ltd.	2,960	74,016
*Woongjin.Com Co., Ltd.	1,870	16,787
Woori Investment & Securities Co., Ltd.	12,680	190,231
Youngone Corp. (6150493)	2,034	32,045
*Youngone Corp. (B622C10)	8,136	55,313
Youngpoong Corp.	97	38,031
Yuhan Corp.	300	47,577

TOTAL SOUTH KOREA		19,714,224

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (2.6%)
Abengoa SA	5,851	$149,935
Abertis Infraestructuras SA	18,925	392,177
Acciona SA	2,265	273,280
Acerinox SA	18,950	375,911
Actividades de Construccion y Servicios SA	9,111	485,733
Almirall SA	4,936	62,226
#Antena 3 de Television SA	11,791	115,904
Banco Bilbaovizcaya Sponsored ADR	146,546	2,409,216
#Banco de Sabadell SA	62,933	419,395
Banco de Valencia SA	15,047	146,902
Banco Espanol de Credito SA	8,490	105,537
Banco Guipuzcoano SA	11,823	74,129
#Banco Pastor SA	19,905	161,332
Banco Popular Espanol SA	55,243	497,324
Banco Santander SA	198,448	2,873,721
Banco Santander SA Sponsored ADR	157,920	2,283,523
Bankinter SA	34,895	396,395
*Baron de Ley SA	155	6,233
Bolsas y Mercados Espanoles	8,287	268,171
Campofrio Food Group SA	3,061	29,233
Cementos Portland Valderrivas SA	517	24,004
Cia Espanola de Petroleous SA	1,208	46,928
Cintra Concesiones de Infraestructuras de Transporte SA	10,426	85,442
Construcciones y Auxiliar de Ferrocarriles SA	91	40,741
*Corporacion Dermoestetica SA	4,933	30,964
Duro Felguera SA	7,573	75,587
Ebro Puleva SA	10,600	175,245
Elecnor SA	4,850	65,715
Enagas SA	12,546	248,056
Faes Farma SA	15,321	81,264
Fomento de Construcciones y Contratas SA	6,773	271,665
Gamesa Corporacion Tecnologica SA	5,946	128,623
Gas Natural SDG SA	16,932	316,614
Gestevision Telecinco SA	9,193	104,888
Grifols SA	5,464	99,572
Grupo Catalana Occidente SA	5,209	106,740
Grupo Empresarial Ence SA	5,055	15,815
Grupo Ferrovial SA	10,271	352,774
Iberdrola SA	35,047	300,484
*Iberia Lineas Aereas de Espana SA	10,239	22,870
Indra Sistemas SA	3,869	88,908
Industria de Diseno Textil SA	2,944	158,425
*La Seda de Barcelona SA	20,982	10,090
*Natraceutical SA	6,210	3,641
*NH Hoteles I09	1,824	7,279
NH Hoteles SA	2,736	10,924
Obrascon Huarte Lain SA	1,041	25,163
Pescanova SA	1,111	38,497
*Promotora de Informaciones SA	2,904	15,937
Prosegur Cia de Seguridad SA	876	30,431
*Realia Business SA	32,703	72,894
Red Electrica Corporacion SA	4,437	208,284
Repsol YPF SA Sponsored ADR	32,718	763,311
*Sacyr Vallehermoso SA	10,921	174,871
Sol Melia SA	3,279	22,777
*SOS Cuetara SA	4,478	22,783
Tecnicas Reunidas SA	769	38,152
*Tecnocom Telecom I09	1,017	4,848
*Tecnocom Telecomunicaciones y Energia SA	10,169	48,360
Telefonica SA Sponsored ADR	10,475	781,854
Tubacex SA	15,121	56,228

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tubos Reunidos SA	3,357	$9,340
Vidrala SA	1,196	28,467
Viscofan SA	6,063	142,330
*Vocento SA	1,129	6,100
Zardoya Otis SA	5,244	119,192
#*Zeltia SA	8,127	35,237

TOTAL SPAIN		17,044,591

SWEDEN — (1.6%)
Aarhuskarlshamn AB	1,325	18,550
AF AB Series B	1,031	19,745
Alfa Laval AB	13,757	149,847
#Assa Abloy AB Series B	9,620	158,662
#Atlas Copco AB Series A	3,600	42,908
Atlas Copco AB Series B	4,000	42,414
Axfood AB	2,200	54,182
Axis Communications AB	3,800	33,316
B&B Tools AB	1,800	19,084
BE Group AB	8,504	37,592
*Bilia AB Series A	3,150	21,435
*Billerud AB	5,000	28,608
*Biovitrum AB	5,118	44,888
Boliden AB	32,863	354,182
Cardo AB	1,400	32,877
Clas Ohlson AB Series B	4,200	65,495
*D. Carnegie & Co. AB	4,000	9,867
*Electrolux AB Series B	34,257	642,812
Elekta AB Series B	6,495	102,098
*Eniro AB	8,705	29,477
G & L Beijer AB Series B	1,454	35,665
#Getinge AB	9,229	138,032
*Gunnebo AB	6,622	25,675
Hakon Invest AB	9,006	96,441
*Haldex AB	3,400	24,869
#Hennes & Mauritz AB Series B	4,343	258,823
#Hexagon AB	19,432	211,417
Hoganas AB Series B	2,100	28,155
Holmen AB Series B	8,144	224,101
*Husqvarna AB Series A	7,050	41,594
*Husqvarna AB Series B	32,989	208,066
Industrial & Financial Systems AB Series B	3,666	34,682
Intrum Justitia AB	6,567	67,800
*JM AB	11,904	99,615
Lindab International AB	6,200	52,187
*Loomis AB	4,325	41,651
*Lundin Petroleum AB	29,877	264,650
*Meda AB Series A	25,717	199,303
#Modern Times Group AB Series B	5,064	189,198
#*Munters AB	9,072	55,325
NCC AB Series B	6,380	65,438
NIBE Industrier AB	5,028	47,365
*Nobia AB	25,146	114,796
Nolato AB Series B	3,860	26,495
#Nordea Bank AB	145,566	1,408,051
Oriflame Cosmetics SA	1,675	83,222
*Pa Resources AB	17,272	62,449
Peab AB Series B	20,582	95,858
*Q-Med AB	2,528	17,142
Ratos AB	11,684	279,273
*Rezidor Hotel Group AB	8,800	22,646
#Sandvik AB	12,296	117,184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*SAS AB	82,500	$41,740
*Seco Tools AB	2,812	32,453
#Securitas AB Series B	6,105	57,548
#*Skandinaviska Enskilda Banken AB Series A	46,556	258,943
Skanska AB Series B	15,826	222,058
SKF AB Series A	1,000	15,003
SKF AB Series B	11,460	171,926
#SSAB AB Series A	14,487	189,682
#SSAB AB Series B	6,744	80,648
Svenska Cellulosa AB Series B	44,694	574,534
#Svenska Handelsbanken AB Series A	22,249	543,272
*Swedbank AB Series A	7,312	56,335
Swedish Match AB	3,800	72,441
Tele2 AB Series B	21,576	290,344
#Telefonaktiebolaget LM Ericsson Series B	37,411	368,316
Telefonaktiebolaget LM Erricson Sponsored ADR	24,700	240,084
#TeliaSonera AB	62,473	400,816
*Trelleborg AB Series B	26,930	135,539
#Volvo AB Series A	16,161	114,764
#Volvo AB Series B	46,957	343,243
Volvo AB Sponsored ADR	1,200	8,700

TOTAL SWEDEN		10,763,596

SWITZERLAND — (4.7%)
ABB, Ltd.	25,613	468,163
ABB, Ltd. Sponsored ADR	43,600	797,008
Acino Holding AG	190	33,460
*Actelion, Ltd.	2,739	151,065
Adecco SA	15,663	754,775
*AFG Arbonia-Forster Holding AG	1,415	23,582
Allreal Holding AG	416	50,631
*Aryzta AG	10,223	356,969
*Ascom Holding AG	4,227	54,052
*Athris Holding AG	50	41,641
Bachem Holdings AG	353	23,796
Baloise-Holding AG	7,009	558,577
Bank Coop AG	1,724	114,436
*Bank Sarasin & Cie AG Series B	2,435	79,357
Banque Cantonale de Geneve SA	54	11,777
Banque Cantonale Vaudoise	451	159,262
Banque Privee Edmond de Rothschild SA	1	28,383
#Barry Callebaut AG	190	110,314
*Basilea Pharmaceutica AG	441	39,313
Basler Kantonalbank AG	677	73,782
Belimo Holdings AG	16	16,968
Bell Holding AG	22	33,569
Bellevue Group AG	634	23,475
Berner Kantonalbank AG	416	89,389
BKW FMB Energie AG	849	65,679
*Bobst Group AG	567	17,945
Bucher Industries AG	542	59,286
*Burckhardt Compression Holding AG	319	41,917
Centralschweizerische Kraftwerke AG	106	36,186
Charles Voegele Holding AG	1,209	43,724
*Clariant AG	21,926	164,099
#*Compagnie Financiere Richemont SA Series A	25,724	632,124
Conzzeta AG	35	48,133
Credit Suisse Group AG	43,068	2,035,215
Credit Suisse Group AG Sponsored ADR	28,818	1,365,109
Daetwyler Holding AG	1,121	47,099
*Dufry Group	2,037	79,305

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#EFG International AG	7,550	$92,897
Elektrizitaets-Gesellschaft Laufenberg AG	81	73,518
Emmi AG	291	29,392
EMS-Chemie Holding AG	886	93,573
Energiedienst Holding AG	756	35,351
Flughafen Zuerich AG	319	87,372
Forbo Holding AG	181	39,925
Galenica Holding AG	130	38,916
Geberit AG	1,952	272,298
George Fisher AG	535	112,709
Givaudan SA	816	546,166
Gurit Holding AG	45	21,267
Helvetia Holding AG	351	98,051
*Holcim, Ltd.	31,260	1,897,621
Interroll-Holding SA	2	534
Jelmoli Holding AG	250	92,768
Julius Baer Holdings AG	10,127	483,531
Kaba Holding AG	177	34,495
*Kardex AG	1,417	41,810
Komax Holding AG	280	15,895
Kudelski SA	5,048	95,352
#Kuehne & Nagel International AG	3,286	273,610
Kuoni Reisen Holding AG	295	89,001
Lindt & Spruengli AG	5	119,281
#*Logitech International SA	16,764	282,349
Lonza Group AG	5,284	523,622
Luzerner Kantonalbank AG	278	67,654
Metall Zug AG	27	58,228
#*Meyer Burger Technology AG	122	20,116
Mobimo Holding AG	558	78,845
Nestle SA	33,903	1,393,225
Nobel Biocare Holding AG	5,337	126,997
Novartis AG ADR	69,100	3,152,342
#*Oerlikon Corp. AG	1,009	58,183
Panalpina Welttransport Holding AG	1,540	118,171
Partners Group Holdings AG	339	35,712
*Petroplus Holdings AG	3,009	47,808
Phoenix Mecano AG	102	30,830
*Precious Woods Holding AG	1,004	51,745
*PubliGroupe SA	200	14,914
*Quadrant AG	272	21,634
*Rieters Holdings AG	386	72,168
Roche Holding AG Bearer	671	111,452
Roche Holding AG Genusschein	9,111	1,436,321
Romande Energie Holding SA	34	61,240
Schindler Holding AG	1,376	88,896
Schmolz + Bickenbach AG	1,884	64,541
Schulthess Group AG	1,000	58,169
Schweiter Technology AG	112	40,325
Schweizerische National-Versicherungs-Gesellschaft AG	777	19,428
#SGS SA	180	212,611
Siegfried Holding AG	352	31,276
Sika AG	261	312,053
Sonova Holding AG	1,488	130,975
St. Galler Kantonalbank	225	83,265
Straumann Holding AG	472	103,226
Sulzer AG	2,533	167,156
#Swatch Group AG (7184725)	3,405	623,227
Swatch Group AG (7184736)	5,478	203,589
Swiss Life Holding AG	4,108	411,032
Swiss Re	24,964	953,482

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Swisscom AG	529	$173,789
Syngenta AG ADR	9,600	440,832
Tamedia AG	237	12,406
Tecan Group AG	810	34,822
*Temenos Group AG	1,408	28,255
*UBS AG	58,720	859,635
#*UBS AG ADR	128,000	1,886,720
#Valiant Holding AG	1,732	325,102
Valora Holding AG	220	44,833
Verwaltungs und Privat-Bank AG	523	67,422
Von Roll Holding AG	7,586	51,676
Vontobel Holdings AG	3,642	116,217
Ypsomed Holdings AG	537	34,530
Zehnder Holding AG	54	51,856
Zuger Kantonalbank	15	57,924
Zurich Financial Services AG	10,004	1,964,566

TOTAL SWITZERLAND		30,832,290

TAIWAN — (2.4%)
*Ability Enterprise Co., Ltd.	52,530	84,377
*Acbel Polytech, Inc.	108,000	71,550
Acer, Inc.	31,780	67,002
Advanced Semiconductor Engineering, Inc. ADR	26,331	92,685
Altek Corp.	31,891	58,728
*Ambassador Hotel (The)	22,000	25,957
*Amtran Technology Co., Ltd.	84,000	57,842
Asia Cement Corp.	75,160	80,441
Asustek Computer, Inc.	146,495	231,816
AU Optronics Corp.	166,000	184,215
AU Optronics Corp. Sponsored ADR	11,964	133,279
*Bes Engineering Corp.	142,000	37,346
Catcher Co., Ltd.	31,600	88,554
Cathay Financial Holdings Co., Ltd.	38,100	58,468
Cathay Real Estate Development Co., Ltd.	223,000	95,386
Chang Hwa Commercial Bank	357,000	158,824
*Cheng Loong Corp.	159,000	51,616
Cheng Shin Rubber Industry Co., Ltd.	45,000	86,696
Cheng Uei Precision Industry Co., Ltd.	61,200	122,308
Chi Mei Optoelectronic Corp.	317,350	177,236
*Chia Hsin Cement Corp.	65,000	33,556
*Chicony Electronics Co., Ltd.	30,430	67,515
*China Airlines	297,000	82,547
*China Chemical & Pharmaceutical Co.	99,000	71,216
China Development Financial Holding Corp.	731,650	179,061
*China Life Insurance Co., Ltd.	94,000	54,762
*China Man-Made Fiber Co., Ltd.	290,000	54,881
*China Metal Products Co., Ltd.	70,000	68,730
China Motor Co., Ltd.	59,000	37,883
*China Petrochemical Development Corp.	248,380	77,129
China Steel Corp.	246,899	238,359
*China Synthetic Rubber Corp.	42,000	40,084
Chinatrust Financial Holdings Co., Ltd.	324,571	205,391
*Chin-Poon Industrial Co., Ltd.	126,000	69,226
*Chung Hsin Electric & Machinery Co., Ltd.	81,000	42,149
Chung Hung Steel Corp.	32,477	13,669
Chungwa Picture Tubes Co., Ltd.	1,039,000	162,904
Clevo Co.	42,017	60,268
*CMC Magnetics Corp.	460,000	115,082
*Compal Communications, Inc.	38,000	36,777
Compal Electronics, Inc.	146,730	143,842
*Compeq Manufacturing Co., Ltd.	112,000	31,509

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Continental Engineering Corp.	124,000	$44,611
CTCI Corp.	37,444	37,973
*Cybertan Technology, Inc.	42,000	54,991
Delta Electronics Industrial Co., Ltd.	16,320	42,216
*Depo Auto Parts Industrial Co., Ltd.	32,000	60,528
D-Link Corp.	42,160	37,735
E.Sun Financial Holding Co., Ltd.	348,880	121,572
*Elitegroup Computer Systems Co., Ltd.	205,000	81,527
Epistar Corp.	85,169	232,447
Eternal Chemical Co., Ltd.	105,343	86,598
*Eva Airways Corp.	290,000	83,845
Evergreen International Storage & Transport Corp.	56,000	49,531
Evergreen Marine Corp., Ltd.	164,000	99,835
Everlight Electronics Co., Ltd.	18,000	50,165
Far East Textile, Ltd.	80,260	90,497
Far Eastern Department Stores, Ltd.	110,650	111,578
*Far Eastern International Bank	281,000	68,609
*Federal Corp.	123,000	64,450
Feng Hsin Iron & Steel Co., Ltd.	23,000	35,254
First Financial Holding Co., Ltd.	291,752	179,280
*First Steamship Co., Ltd.	40,000	56,623
*Formosa Chemicals & Fiber Co., Ltd.	70,040	109,346
Formosa Plastics Corp.	52,430	89,980
Formosa Taffeta Co., Ltd.	137,000	91,371
*Formosan Rubber Group, Inc.	117,000	70,960
Foxconn Technology Co., Ltd.	5,016	13,114
Fubon Financial Holding Co., Ltd.	100,000	102,531
Giant Manufacture Co., Ltd.	15,000	41,538
Giga-Byte Technology Co., Ltd.	53,000	36,893
*Gintech Energy Corp.	10,000	20,007
*Gold Circuit Electronics, Ltd.	69,000	23,543
*Goldsun Development & Construction Co., Ltd.	43,860	23,978
*Grand Pacific Petrochemical Corp.	52,000	19,069
*Great Wall Enterprise Co., Ltd.	36,000	39,005
Greatek Co., Ltd.	90,020	90,832
*Hey Song Corp.	82,000	42,151
Highwealth Construction Corp.	35,147	41,864
Hon Hai Precision Industry Co., Ltd.	22,482	77,626
Hotai Motor Co., Ltd.	15,000	35,505
HTC Corp.	3,000	40,917
Hua Nan Financial Holding Co., Ltd.	145,520	92,275
*Hung Poo Construction Corp.	67,000	86,120
*Hung Sheng Construction Co., Ltd.	125,000	57,554
*Ichia Technologies, Inc.	63,000	30,188
*Infortrend Technology, Inc.	58,000	74,115
*Innolux Display Corp.	149,600	196,897
Inventec Corp.	220,440	127,512
*Kenda Rubber Industrial Co., Ltd.	102,900	140,702
*King Yuan Electronics Co., Ltd.	218,545	87,111
*King’s Town Bank	212,000	50,590
*Kinpo Electronics, Inc.	72,000	18,651
*Kinsus Interconnect Technology Corp.	53,000	113,379
*Knowledge-Yield-Excellence Systems Corp.	67,041	64,674
*Kuoyang Construction Co., Ltd.	65,000	38,001
Lee Chang Yung Chemical Industry Corp.	44,000	46,925
Lien Hwa Industrial Corp.	53,549	25,979
Lite-On Technology Corp.	269,315	305,793
Macronix International Co., Ltd.	391,039	204,522
Media Tek, Inc.	7,034	101,068
Mega Financial Holding Co., Ltd.	404,000	210,236
*Merry Electronics Co., Ltd.	34,000	34,206

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Microelectronics Technology, Inc.	133,452	$61,224
*Micro-Star International Co., Ltd.	108,000	76,637
Mitac International Corp.	169,039	78,021
*Mitac Technology Corp.	95,000	89,406
Nan Ya Plastic Corp.	128,750	165,646
*Nan Ya Printed Circuit Board Corp.	24,000	77,489
*Nankang Rubber Tire Co., Ltd.	39,000	40,938
*Nanya Technology Co., Ltd.	342,000	61,014
*National Petroleum Co., Ltd.	67,000	51,944
*Nien Hsing Textile Co., Ltd.	89,000	46,805
*Opto Tech Corp.	92,000	78,202
Oriental Union Chemical Corp.	36,720	22,389
*Pan Jit International, Inc.	41,000	26,655
Pan-International Industrial Corp.	52,728	62,705
*Phoenix Precision Technology Corp.	77,000	50,193
Pou Chen Corp.	260,999	184,404
President Chain Store Corp.	13,000	33,974
Prince Housing & Development Corp.	26,780	12,503
Qisda Corp.	102,760	50,036
Quanta Computer, Inc.	26,008	49,218
*Radium Life Tech Corp.	135,000	121,688
Realtek Semiconductor Corp.	48,160	116,674
*Ritek Corp.	297,000	86,626
Ruentex Development Co., Ltd.	24,000	21,854
Ruentex Industries, Ltd.	49,000	56,221
*Sampo Corp.	120,000	20,110
*Sanyang Industrial Co., Ltd.	215,000	94,511
Shihlin Electric & Engineering Corp.	25,000	29,343
Shin Kong Financial Holding Co., Ltd.	530,849	215,982
Shinkong Synthetic Fibers Co., Ltd.	200,000	56,043
*Silicon Integrated Systems Corp.	317,000	117,702
Siliconware Precision Industries Co., Ltd.	32,000	42,025
Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	17,804
Sincere Navigation Corp.	41,125	48,737
*Sinkong Spinning Co., Ltd.	70,000	82,688
SinoPac Holdings Co., Ltd.	818,000	268,900
*Sintek Photronics Corp.	6,000	3,275
*Springsoft, Inc.	57,000	40,937
*Standard Foods Taiwan, Ltd.	44,000	42,835
Sunplus Technology Co., Ltd.	27,299	15,468
*Sunrex Technology Corp.	80,000	87,601
Synnex Technology International Corp.	49,000	95,087
*Ta Chen Stainless Pipe Co., Ltd.	108,000	85,458
*Ta Chong Bank, Ltd.	139,000	24,529
*Taichung Commercial Bank	69,000	17,557
Tainan Spinning Co., Ltd.	140,000	52,459
Taishin Financial Holdings Co., Ltd.	479,000	186,934
*Taiwan Business Bank	338,000	85,924
Taiwan Cement Corp.	170,400	180,309
Taiwan Cooperative Bank	245,300	150,872
Taiwan Fertilizer Co., Ltd.	61,000	192,910
Taiwan Glass Industrial Corp.	145,960	101,573
*Taiwan Hon Chuan Enterprise Co., Ltd.	28,000	45,987
*Taiwan Life Insurance Co., Ltd.	30,144	24,209
*Taiwan Mask Corp.	127,000	45,784
Taiwan Navigation Co., Ltd.	13,000	24,491
*Taiwan Paiho Co., Ltd.	72,000	37,900
Taiwan Secom Co., Ltd.	22,000	33,199
Taiwan Semiconductor Manufacturing Co., Ltd.	74,465	132,603
*Taiwan Sogo Shinkong Security Co., Ltd.	52,000	30,313
*Taiwan Styrene Monomer Corp.	186,000	68,282

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taiwan Tea Corp.	108,000	$56,099
*Tatung Co., Ltd.	400,000	102,174
Teco Electric & Machinery Co., Ltd.	274,000	120,148
*Test-Rite International Co., Ltd.	95,000	45,141
Ton Yi Industrial Corp.	79,000	29,597
Transcend Information, Inc.	30,000	95,578
TSRC Corp.	35,000	41,216
Tung Ho Steel Enterprise Corp.	46,000	48,877
U-Ming Marine Transport Corp.	10,000	18,917
*Union Bank of Taiwan	294,000	51,996
Uni-President Enterprises Corp.	78,850	81,810
*Unitech Printed Circuit Board Corp.	71,000	23,156
United Microelectronics Corp.	533,530	236,142
*Universal Cement Corp.	84,000	42,111
*Universal Scientific Industrial Co., Ltd.	176,000	68,117
*UPC Technology Corp.	146,000	64,474
*USI Corp.	132,000	58,843
*Via Technologies, Inc.	19,000	7,910
Walsin Lihwa Corp.	338,000	111,665
Wan Hai Lines Co., Ltd.	26,150	13,308
Waterland Financial Holdings	324,990	100,939
*Wei Chuan Food Corp.	71,000	87,936
*Winbond Electronics Corp.	161,000	33,574
Wintek Corp.	183,000	140,664
Wistron Corp.	58,228	116,047
*Wistron NeWeb Corp.	62,000	70,531
*WPG Holdings Co., Ltd.	40,000	49,133
Yageo Corp.	193,000	45,983
Yang Ming Marine Transport Corp.	209,599	80,721
Yieh Phui Enterprise Co., Ltd.	175,200	70,969
*Yosun Industrial Corp.	39,000	33,625
Yuanta Financial Holding Co., Ltd.	101,000	72,444
Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	49,071
Yulon Motor Co., Ltd.	115,223	115,616
*Yulon Nissan Motor Co., Ltd.	41,000	97,134
Yung Shin Pharmaceutical Industrial Co., Ltd.	39,000	46,498
*Yung Tay Engineering Co., Ltd.	104,000	67,645
*Zyxel Communication Corp.	62,000	38,774

TOTAL TAIWAN		15,814,849

THAILAND — (0.3%)
Advance Info Service PCL (Foreign)	16,300	41,433
Bangkok Bank PCL (Foreign)	13,900	45,952
Bangkok Bank PCL (Foreign) NVDR	20,200	65,889
Bangkok Expressway PCL (Foreign)	112,000	56,609
Bank of Ayudhya PCL (Foreign)	70,100	38,109
Banpu Coal, Ltd. (Foreign) NVDR	8,800	96,973
Banpu PCL (Foreign)	400	4,467
Big C Supercenter PCL (Foreign)	46,100	65,025
Charoen Pokphand Foods PCL (Foreign)	340,100	52,469
Delta Electronics (Thailand) PCL (Foreign)	86,000	39,424
Electricity Generating PCL (Foreign)	22,000	47,840
*Glow Energy PCL (Foreign)	61,900	54,115
Hana Microelectronics PCL (Foreign)	139,200	77,311
*Italian-Thai Development PCL (Foreign) NVDR	621,100	49,279
Kasikornbank PCL (Foreign)	10,200	23,979
Kasikornbank PCL (Foreign) NVDR	28,100	59,866
Krung Thai Bank PCL (Foreign)	481,100	118,755
Precious Shipping PCL (Foreign)	165,000	78,548
PTT Chemical PCL (Foreign)	66,400	117,073
PTT Exploration & Production PCL (Foreign)	11,700	48,134

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
PTT PCL (Foreign)	7,900	$55,716
Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	44,236
Siam Cement PCL (Foreign) NVDR (The)	10,400	56,233
Siam City Bank PCL (Foreign)	100,800	53,318
Siam City Cement PCL (Foreign)	13,200	70,984
Siam Commercial Bank PCL (Foreign)	15,700	35,640
*Tata Steel (Thailand) PCL (Foreign)	1,030,600	52,999
Thai Oil PCL (Foreign)	81,600	89,921
Thai Union Frozen Products PCL (Foreign)	76,000	58,066
Thanachart Capital PCL (Foreign)	143,400	58,152
Thoresen Thai Agencies PCL (Foreign)	91,190	60,561
*TMB Bank PCL (Foreign)	1,311,300	31,212

TOTAL THAILAND		1,848,288

TURKEY — (0.4%)
Akbank T.A.S.	27,466	155,262
Akenerji Elektrik Uretim A.S.	9,244	65,677
Aksigorta A.S.	34,947	106,975
Anadolu Efes Biracilik ve Malt Sanayi A.S.	606	6,509
*Arcelik A.S.	31,373	67,458
*Asya Katilim Bankasi A.S.	15,598	29,920
Aygaz A.S.	35,134	92,397
BIM BirlesikMagazalar A.S.	1,055	41,490
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,287	71,446
Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	42,742
*Dogan Sirketler Grubu Holding A.S.	63,212	47,775
*Dogus Otomotiv Servis ve Ticaret A.S.	11,261	33,131
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	78,599
Enka Insaat ve Sanayi A.S.	1,064	3,668
*Eregli Demir ve Celik Fabrikalari Turk A.S.	36,268	120,623
Ford Otomotiv Sanayi A.S.	19,042	97,342
*Koc Holding A.S. Series B	47,269	112,358
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	52,992	76,129
*Sekerbank T.A.S.	18,468	23,447
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	59,680	102,722
*TAV Havalimanlari Holding A.S.	9,894	27,794
Tupras-Turkiye Petrol Rafinerileri A.S.	7,892	102,372
Turcas Petrol A.S.	24,681	69,882
*Turk Ekonomi Bankasi A.S.	54,324	55,559
Turk Hava Yollari Anonim Ortakligi A.S.	36,400	57,621
*Turk Sise ve Cam Fabrikalari A.S.	37,879	34,571
Turkcell Iletisim Hizmetleri A.S.	1,136	7,218
Turkcell Iletisim Hizmetleri A.S. ADR	3,200	50,496
*Turkiye Garanti Bankasi A.S.	61,127	217,339
Turkiye Halk Bankasi A.S.	17,538	94,559
Turkiye Is Bankasi A.S.	18,022	62,567
*Turkiye Sinai Kalkinma Bankasi A.S.	88,242	64,394
*Turkiye Vakiflar Bankasi T.A.O.	79,200	167,198
*Yapi ve Kredi Bankasi A.S.	20,374	42,798

TOTAL TURKEY		2,430,038

UNITED KINGDOM — (13.8%)
A.G. Barr P.L.C.	923	20,001
Aberdeen Asset Management P.L.C.	110,232	229,376
Admiral Group P.L.C.	7,927	126,835
Aegis Group P.L.C.	130,851	180,231
Aga Rangemaster Group P.L.C.	23,457	50,546
Aggreko P.L.C.	24,573	224,678
Amec P.L.C.	42,824	504,292
Amlin P.L.C.	64,669	359,138
*Anglo American P.L.C.	56,579	1,824,693

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Anglo Pacific Group P.L.C.	10,303	$29,268
Anite P.L.C.	12,317	5,498
*Antisoma P.L.C.	130,297	63,811
Antofagasta P.L.C.	57,429	726,591
Arena Leisure P.L.C.	29,322	13,085
ARM Holdings P.L.C.	87,084	183,634
ARM Holdings P.L.C. Sponsored ADR	10,000	63,900
Arriva P.L.C.	25,240	182,974
Ashmore Group P.L.C.	27,484	96,690
Ashtead Group P.L.C.	100,012	102,762
Associated British Foods P.L.C.	30,254	401,420
Assura Group, Ltd.	5,348	2,746
AstraZeneca P.L.C. Sponsored ADR	12,300	571,212
Atkins WS P.L.C.	9,317	99,071
*Autonomy Corp. P.L.C.	13,981	274,546
Aveva Group P.L.C.	1,771	23,932
Aviva P.L.C.	240,528	1,404,114
*Axis-Shield P.L.C.	9,938	57,293
Babcock International Group P.L.C.	31,122	244,729
BAE Systems P.L.C.	191,458	981,541
Balfour Beatty P.L.C.	47,655	243,482
Barclays P.L.C.	89,281	453,632
Barclays P.L.C. Sponsored ADR	11,067	227,316
BBA Aviation P.L.C.	55,478	125,451
*Beazley P.L.C.	57,370	98,101
Bellway P.L.C.	17,958	220,613
*Berkeley Group Holdings P.L.C. (The)	13,099	180,805
BG Group P.L.C.	42,404	708,345
BG Group P.L.C. Sponsored ADR	400	33,568
BHP Billiton P.L.C.	15,494	405,814
BHP Billiton P.L.C. ADR	6,800	359,720
Bodycote P.L.C.	34,225	81,642
Bovis Homes Group P.L.C.	11,374	87,838
BP P.L.C.	1,306	10,830
BP P.L.C. Sponsored ADR	96,420	4,824,857
Brammer P.L.C.	4,486	9,001
Brewin Dolphin Holdings P.L.C.	10,185	23,549
Brit Insurance Holdings P.L.C.	39,724	138,571
*British Airways P.L.C.	87,958	207,271
British American Tobacco P.L.C.	12,488	387,622
British American Tobacco P.L.C. Sponsored ADR	1,800	111,942
*British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	176,455
Britvic P.L.C.	9,086	51,746
BSS Group P.L.C.	19,643	85,162
BT Group P.L.C. Sponsored ADR	15,400	324,632
*BTG P.L.C.	12,819	38,442
Bunzl P.L.C.	20,330	176,017
Burberry Group P.L.C.	53,441	410,735
Cable and Wireless P.L.C.	302,240	728,059
Cadbury P.L.C.	3,371	33,159
Cadbury P.L.C. Sponsored ADR	8,700	343,911
*Cairn Energy P.L.C.	9,528	380,990
Camellia P.L.C.	488	56,220
Capita Group P.L.C.	16,762	186,941
Care UK P.L.C.	10,726	56,604
Carillion P.L.C.	63,128	274,521
Carnival P.L.C.	15,763	457,067
Carnival P.L.C. ADR	2,344	67,507
*Carphone Warehouse Group P.L.C.	79,276	237,901
Castings P.L.C.	1,976	5,152
Catlin Group, Ltd.	58,781	303,504

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Centrica P.L.C.	91,334	$336,350
Charter International P.L.C.	20,786	194,641
Chemring Group P.L.C.	2,135	72,318
Chesnara P.L.C.	16,414	42,511
Chloride Group P.L.C.	19,026	45,231
Close Brothers Group P.L.C.	16,392	189,234
Cobham P.L.C.	81,906	245,163
Collins Stewart P.L.C.	29,710	37,772
*COLT Telecom Group SA	50,348	93,658
Compass Group P.L.C.	53,254	286,107
Computacenter P.L.C.	32,550	119,763
Connaught P.L.C.	12,993	82,216
Consort Medical P.L.C.	2,001	12,865
Cookson Group P.L.C.	3,238	16,839
Cranswick P.L.C.	7,431	73,878
Croda International P.L.C.	10,466	100,869
*CSR P.L.C.	24,402	174,081
Daily Mail & General Trust P.L.C. Series A	31,357	156,565
Dairy Crest Group P.L.C.	14,233	78,216
*Dana Petroleum P.L.C.	12,950	295,616
Davis Service Group P.L.C.	17,829	100,290
De la Rue P.L.C.	17,287	240,447
Debenhams P.L.C.	129,733	192,437
Delta P.L.C.	39,438	82,364
Development Securities P.L.C.	9,394	44,955
Devro P.L.C.	9,992	17,150
Diageo P.L.C.	11,221	174,921
Diageo P.L.C. Sponsored ADR	2,500	155,950
Dicom Group P.L.C.	7,332	18,076
Dignity P.L.C.	3,057	31,210
Dimension Data Holdings P.L.C.	198,896	200,199
Diploma P.L.C.	14,328	32,644
Domino Printing Sciences P.L.C.	20,220	81,848
Drax Group P.L.C.	15,476	103,517
DS Smith P.L.C.	59,889	75,283
DSG International P.L.C.	184,872	85,487
E2V Technologies P.L.C.	2,650	2,305
*easyJet P.L.C.	25,904	130,793
Electrocomponents P.L.C.	60,447	150,069
Elementis P.L.C.	33,086	17,394
*Emerald Energy P.L.C.	7,877	82,058
*Enterprise Inns P.L.C.	52,117	124,174
*Eurasian Natural Resources Corp.	20,458	295,045
Euromoney Institutional Investor P.L.C.	11,249	42,731
Evolution Group P.L.C.	21,433	47,849
Experian P.L.C.	55,885	461,251
*F&C Asset Management P.L.C.	70,136	85,884
Fenner P.L.C.	38,414	62,302
Fidessa Group P.L.C.	2,349	47,387
Filtrona P.L.C.	29,346	63,350
Findel P.L.C.	2,964	1,749
Firstgroup P.L.C.	36,604	202,755
Forth Ports P.L.C.	3,947	64,949
French Connection Group P.L.C.	18,083	13,476
Friends Provident Group P.L.C.	381,392	445,729
G4S P.L.C.	127,316	454,252
Galliford Try P.L.C.	34,352	31,660
Game Group P.L.C.	50,133	123,045
*Gem Diamonds, Ltd.	9,482	31,163
Genus P.L.C.	7,062	60,415
*GKN P.L.C.	158,395	271,540

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
GlaxoSmithKline P.L.C. Sponsored ADR	22,100	$846,209
Greene King P.L.C.	20,157	142,439
Greggs P.L.C.	5,330	35,103
Halfords Group P.L.C.	9,570	55,701
Halma P.L.C.	31,900	101,822
Hampson Industries P.L.C.	11,706	12,312
Hansard Global P.L.C.	17,609	41,923
*Hardy Oil & Gas P.L.C.	6,768	37,264
Hardy Underwriting Group P.L.C.	1,763	7,815
Hargreaves Lansdown P.L.C.	12,626	45,636
Hays P.L.C.	65,299	103,941
Helical Bar P.L.C.	6,415	36,452
Helphire P.L.C.	33,566	20,768
Henderson Group P.L.C.	113,395	199,527
*Heritage Oil P.L.C.	15,730	142,965
Hikma Pharmaceuticals P.L.C.	18,463	134,263
Hill & Smith Holdings P.L.C.	6,525	26,171
Hiscox, Ltd.	55,639	281,216
HMV Group P.L.C.	15,392	28,029
Hochschild Mining P.L.C.	26,850	112,054
Holidaybreak P.L.C.	14,216	61,762
Home Retail Group P.L.C.	49,224	258,142
Homeserve P.L.C.	3,407	78,229
HSBC Holdings P.L.C.	683	6,911
HSBC Holdings P.L.C. Sponsored ADR	103,820	5,263,674
Hunting P.L.C.	12,524	87,144
Huntsworth P.L.C.	53,480	52,273
ICAP P.L.C.	31,547	238,978
IG Group Holdings P.L.C.	17,063	85,864
*Imagination Technologies Group P.L.C.	28,730	80,294
IMI P.L.C.	39,971	227,110
Imperial Tobacco Group P.L.C.	26,291	750,278
Imperial Tobacco Group P.L.C. ADR	1,300	74,516
Inchcape P.L.C.	183,560	84,336
*Informa P.L.C.	72,349	289,410
Inmarsat P.L.C.	18,008	166,649
Intercontinental Hotels Group P.L.C. ADR	14,100	159,612
Intermediate Capital Group P.L.C.	12,030	39,022
International Personal Finance P.L.C.	39,827	89,254
International Power P.L.C.	224,670	958,094
Interserve P.L.C.	16,718	54,778
Intertek Group P.L.C.	6,743	117,145
Invensys P.L.C.	49,272	212,455
*Investec P.L.C.	69,938	472,616
*IP Group P.L.C.	40,893	27,364
*ITV P.L.C.	561,928	377,451
James Fisher & Sons P.L.C.	7,969	56,232
Jardine Lloyd Thompson Group P.L.C.	12,197	88,216
JJB Sports P.L.C.	17,573	8,060
JKX Oil and Gas P.L.C.	5,891	22,629
John Menzies P.L.C.	16,607	50,170
John Wood Group P.L.C.	60,249	268,466
Johnson Matthey P.L.C.	23,601	557,222
*Johnston Press P.L.C.	80,578	20,550
*Kazakhmys P.L.C.	30,544	437,268
Kcom Group P.L.C.	56,484	27,139
Keller Group P.L.C.	8,282	88,486
Kesa Electricals P.L.C.	55,581	121,047
Kier Group P.L.C.	5,521	83,677
Kingfisher P.L.C.	390,107	1,388,461
Ladbrokes P.L.C.	52,143	152,819

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Laird P.L.C.	18,000	$52,193
Laura Ashley Holdings P.L.C.	51,893	12,370
Lavendon Group P.L.C.	16,852	40,560
Legal and General Group P.L.C.	788,065	847,805
Lloyds Banking Group P.L.C. Sponsored ADR	4,920	27,896
Logica P.L.C.	173,998	294,517
London Stock Exchange Group P.L.C.	21,928	260,992
Lonmin P.L.C.	18,213	420,233
Lookers P.L.C.	34,192	31,141
Low & Bonar P.L.C.	44,867	24,510
Luminar Group Holdings P.L.C.	22,431	56,169
Man Group P.L.C.	244,093	1,128,113
Management Consulting Group P.L.C.	21,563	8,644
Marks & Spencer Group P.L.C.	79,084	457,544
Marshalls P.L.C.	34,860	56,949
Marston’s P.L.C.	27,986	43,376
McBride P.L.C.	20,518	50,116
Meggitt P.L.C.	118,866	356,950
Melrose P.L.C.	49,820	95,863
Melrose Resources P.L.C.	2,371	11,989
Michael Page International P.L.C.	20,330	102,495
Millennium and Copthorne Hotels P.L.C.	19,647	91,721
Misys P.L.C.	21,586	65,404
*Mitchells & Butlers P.L.C.	29,276	127,361
Mitie Group P.L.C.	38,494	152,439
Mondi P.L.C.	67,421	298,526
Morgan Crucible Co. P.L.C.	34,128	73,429
Morgan Sindall P.L.C.	6,889	71,243
Mothercare P.L.C.	14,465	128,073
Mouchel Group P.L.C.	5,749	15,286
N Brown Group P.L.C.	11,991	46,427
National Express Group P.L.C.	12,869	72,628
National Grid P.L.C.	3,156	29,440
National Grid P.L.C. Sponsored ADR	10,000	468,200
Next P.L.C.	12,985	370,249
Northern Foods P.L.C.	36,911	37,845
Northgate P.L.C.	16,498	3,450
Northumbrian Water Group P.L.C.	37,026	144,455
Novae Group P.L.C.	11,261	55,657
Old Mutual P.L.C.	704,529	1,130,078
Oxford Instruments P.L.C.	5,840	15,394
PayPoint P.L.C.	4,568	37,398
Pearson P.L.C.	3,121	36,017
Pearson P.L.C. Sponsored ADR	59,132	685,340
Pendragon P.L.C.	223,487	146,799
Pennon Group P.L.C.	22,477	171,421
*Persimmon P.L.C.	49,363	371,288
*Peter Hambro Mining P.L.C.	4,472	48,860
Petrofac, Ltd.	18,548	232,281
*Photo-Me International P.L.C.	39,461	13,979
Premier Farnell P.L.C.	31,028	74,290
*Premier Foods P.L.C.	278,372	179,728
*Premier Oil P.L.C.	11,027	227,799
Provident Financial P.L.C.	7,074	95,337
Prudential P.L.C.	133,912	1,002,838
Prudential P.L.C. ADR	24,590	369,588
*Punch Taverns P.L.C.	46,805	82,082
PV Crystalox Solar P.L.C.	37,163	50,599
PZ Cussons P.L.C.	13,160	52,759
Qinetiq P.L.C.	90,494	204,171
Quintain Estates & Development P.L.C.	3,540	4,885

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Rank Group P.L.C.	26,746	$34,786
Rathbone Brothers P.L.C.	5,677	71,051
Reckitt Benckiser Group P.L.C.	10,751	516,507
*Redrow P.L.C.	15,422	49,348
Reed Elsevier P.L.C. ADR	5,600	158,704
Regus P.L.C.	82,044	95,591
Renishaw P.L.C.	5,546	37,558
Rensburg Sheppards P.L.C.	2,793	24,692
*Rentokil Initial P.L.C.	186,918	302,978
Restaurant Group P.L.C.	12,241	32,648
Rexam P.L.C.	89,283	350,939
Ricardo P.L.C.	11,315	42,718
Rightmove P.L.C.	14,038	97,918
Rio Tinto P.L.C.	18,769	781,848
Rio Tinto P.L.C. Sponsored ADR	900	150,822
RM P.L.C.	12,287	33,892
Robert Walters P.L.C.	18,804	47,104
Robert Wiseman Dairies P.L.C.	97	663
ROK P.L.C.	19,702	16,435
*Rolls-Royce Group P.L.C.	48,070	332,487
Rotork P.L.C.	4,228	62,973
Royal Dutch Shell P.L.C. ADR	108,043	5,675,499
Royal Dutch Shell P.L.C. Series B	3,538	91,743
RPC Group P.L.C.	22,388	83,609
RPS Group P.L.C.	25,621	81,777
RSA Insurance Group P.L.C.	447,887	947,739
SABmiller P.L.C.	59,548	1,376,765
Sage Group P.L.C.	155,856	508,886
Sainsbury (J.) P.L.C.	98,883	524,585
*Salamander Energy P.L.C.	28,060	93,566
Savills P.L.C.	10,559	59,044
Schroders P.L.C.	18,321	298,396
Schroders P.L.C. Non-Voting	9,829	136,062
Scottish & Southern Energy P.L.C.	16,439	304,167
*SDL P.L.C.	1,830	10,934
Senior P.L.C.	81,796	55,047
Serco Group P.L.C.	30,289	204,238
Severfield-Rowen P.L.C.	871	2,565
Severn Trent P.L.C.	13,573	219,575
Shanks Group P.L.C.	52,356	67,336
Shire P.L.C. ADR	3,900	174,759
SIG P.L.C.	47,787	97,139
Smith & Nephew P.L.C. Sponsored ADR	6,000	237,900
Smiths Group P.L.C.	16,965	204,038
Smiths News P.L.C.	40,578	78,036
*Soco International P.L.C.	7,498	161,927
*Southern Cross Healthcare, Ltd.	27,892	62,856
Spectris P.L.C.	9,700	90,278
Speedy Hire P.L.C.	541	316
Spirax-Sarco Engineering P.L.C.	8,485	130,161
Spirent Communications P.L.C.	84,310	98,628
Sports Direct International P.L.C.	22,380	32,921
SSL International P.L.C.	16,689	157,759
St. Ives Group P.L.C.	9,000	7,030
St. James’s Place P.L.C.	24,067	72,875
St. Modwen Properties P.L.C.	36,375	123,217
Stagecoach Group P.L.C.	45,063	102,065
Standard Chartered P.L.C.	138,929	3,298,285
Standard Life P.L.C.	301,642	995,268
Sthree P.L.C.	10,289	36,727
Tate & Lyle P.L.C.	66,559	408,218

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Tesco P.L.C.	123,631	$756,986
Thomas Cook Group P.L.C.	66,598	241,521
Thomson Reuters P.L.C.	7,320	234,336
Thomson Reuters P.L.C. ADR	1,295	248,601
Thorntons P.L.C.	16,501	24,187
Tomkins P.L.C.	42,408	125,638
Tomkins P.L.C. Sponsored ADR	23,775	278,881
Travis Perkins P.L.C.	13,895	189,099
Trinity Mirror P.L.C.	98,032	134,125
TUI Travel P.L.C.	35,287	133,876
Tullett Prebon P.L.C.	40,442	240,212
Tullow Oil P.L.C.	20,507	338,320
*UK Coal P.L.C.	22,998	45,138
Ultra Electronics Holdings P.L.C.	4,118	78,494
Umeco P.L.C.	2,569	8,713
Unilever P.L.C.	294	7,750
Unilever P.L.C. Sponsored ADR	10,600	279,310
United Business Media P.L.C.	18,331	129,973
United Utilities Group P.L.C.	38,902	292,860
United Utilities Group P.L.C. ADR	154	2,339
*Vectura Group P.L.C.	30,168	39,298
Vedanta Resources P.L.C.	17,480	515,342
Venture Production P.L.C.	4,784	66,636
Victrex P.L.C.	5,665	61,634
Vitec Group P.L.C. (The)	9,565	44,760
Vodafone Group P.L.C.	13,189	26,984
Vodafone Group P.L.C. Sponsored ADR	196,999	4,054,239
VT Group P.L.C.	21,524	169,012
Weir Group P.L.C. (The)	26,702	243,849
Wellstream Holdings P.L.C.	7,499	68,201
WH Smith P.LC.	13,058	92,818
Whitbread P.L.C.	25,690	371,857
William Hill P.L.C.	63,192	193,814
William Morrison Supermarkets P.L.C.	174,580	784,100
Wincanton P.L.C.	4,479	13,997
*Wolfson Microelectronics P.L.C.	35,460	74,768
*Wolseley P.L.C.	13,098	293,095
Wolseley P.L.C. ADR	1,000	2,270
WPP P.L.C.	641	4,944
WPP P.L.C. Sponsored ADR	6,000	231,120
WSP Group P.L.C.	5,033	23,034
Xchanging P.L.C.	30,971	99,385
*Xstrata P.L.C.	114,473	1,546,239
*Yell Group P.L.C.	87,488	44,866
Yule Catto & Co. P.L.C.	26,581	51,043

TOTAL UNITED KINGDOM		91,409,162

UNITED STATES — (0.0%)
*Signet Jewelers, Ltd. ADR	2,350	51,888

TOTAL COMMON STOCKS		595,798,350

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*Aracruz Celulose SA Series B	43,500	86,499
*Aracruz Celulose SA Sponsored ADR	6,400	127,744
Banco Bradesco SA Sponsored ADR	24,250	382,423
Brasil Telecom Participacoes SA ADR	168	7,108
Brasil Telecom SA ADR	164	3,541
*Braskem SA Preferred A	14,800	66,791
*Braskem SA Preferred A Sponsored ADR	7,677	68,709
Centrais Electricas de Santa Catarina SA	2,600	47,854

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Cia Vale do Rio Doce	66,950	$1,151,540
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	65,342
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	4,720	220,896
Companhia de Bebidas das Americas Preferred ADR	2,100	147,693
Companhia de Tecidos Norte de Minas	11,500	30,202
Companhia de Transmissao de Energia Eletrica Paulista	3,600	91,749
Companhia Energetica de Minas Gerais SA	3,875	55,537
Companhia Energetica de Minas Gerais SA Sponsored ADR	7,375	105,315
Companhia Energetica do Ceara Coelce Series A	5,000	68,605
Companhia Paranaense de Energia-Copel Sponsored ADR	6,500	100,880
Confab Industrial SA	45,104	141,907
Contax Participacoes SA	1,700	58,314
Duratex SA	17,000	247,563
Gerdau SA Sponsored ADR	52,800	616,176
*Gol Linhas Aereas Inteligentes SA	9,600	70,492
Itau Unibanco Holding SA	53,218	950,693
Klabin SA	81,700	145,381
Lojas Americanas SA	19,900	110,926
Marcopolo SA	14,100	40,583
*Net Servicos de Comunicacao SA	6,600	67,388
Net Servicos de Comunicacao SA Preferred ADR	29,676	301,508
Randon e Participacoes SA	19,400	122,904
Sadia SA	35,400	102,457
*Sadia SA ADR	5,300	46,322
Saraiva SA Livreiros Editores	5,100	75,526
*Suzano Papel e Celullose SA	28,500	265,333
Tele Norte Leste Participacoes SA	2,300	35,257
Tele Norte Leste Participacoes SA ADR	5,000	76,950
Telecomunicacoes de Sao Paulo SA ADR	5,840	135,371
Telemar Norte Leste SA	4,700	125,955
Tim Participacoes SA ADR	2,100	46,242
Ultrapar Participacoes SA Sponsored ADR	12,800	434,560
Uniao de Industrias Petroquimicas SA Series B	143,600	71,579
Usinas Siderurgicas de Minas Gerais SA Series A	17,700	420,265
*Votorantim Celulose e Papel SA	5,300	78,914
*Votorantim Celulose e Papel SA Sponsored ADR	12,930	193,174
Whirlpool SA	28,300	54,605

TOTAL PREFERRED STOCKS		7,864,773

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Fortis Coupons	9,757	—

BRAZIL — (0.0%)
*Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights 08/21/09	196	94

SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. ADR Rights 08/21/09	1,042	14,066

SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	2,435	2,233

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 2009	5,780	27,614
*Findel P.L.C. Rights 08/10/09	7,114	1,812
*Northgate P.L.C. Rights 08/11/09	164,980	15,158
*Rexam P.L.C. Rights 08/18/09	32,467	45,239

TOTAL UNITED KINGDOM		89,823

TOTAL RIGHTS/WARRANTS		106,216

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $3,210,000 FNMA 5.058%(r), 01/01/36, valued at $2,462,931) to be repurchased at $2,424,038	$2,424	$2,424,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.4%)
§@DFA Short Term Investment Fund LP	53,628,489	53,628,489
@Repurchase Agreement, Deutsche Bank Securities 0.20% 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,931,909) to be repurchased at $1,894,060	$1,894	1,894,028

TOTAL SECURITIES LENDING COLLATERAL		55,522,517

TOTAL INVESTMENTS — (100.0%) (Cost $592,172,614)##		$661,715,856

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,106,909	$28,941,835	—	$30,048,744
Austria	38,695	2,840,774	—	2,879,469
Belgium	957,434	3,834,981	—	4,792,415
Brazil	10,016,348	—	—	10,016,348
Canada	43,772,815	—	—	43,772,815
Chile	2,089,188	—	—	2,089,188
China	3,713,649	24,066,534	—	27,780,183
Czech Republic	—	595,287	—	595,287
Denmark	199,843	4,041,676	—	4,241,519
Finland	374,537	6,423,043	—	6,797,580
France	4,469,450	32,799,783	—	37,269,233
Germany	5,407,720	21,080,111	—	26,487,831
Greece	1,214,151	4,207,013	—	5,421,164
Hong Kong	27,716	10,667,015	—	10,694,731
Hungary	86,352	989,830	—	1,076,182
India	1,036,046	11,372,857	—	12,408,903
Indonesia	73,002	2,665,118	—	2,738,120
Ireland	657,687	2,068,195	—	2,725,882
Israel	1,170,951	2,467,311	—	3,638,262
Italy	1,063,476	13,297,904	—	14,361,380
Japan	9,400,640	95,962,963	—	105,363,603
Malaysia	—	4,223,726	—	4,223,726
Mexico	5,168,673	—	—	5,168,673
Netherlands	5,445,434	8,112,085	—	13,557,519
New Zealand	33,516	1,284,407	—	1,317,923
Norway	139,855	4,741,511	—	4,881,366
Philippines	52,670	703,824	—	756,494
Poland	—	1,852,308	—	1,852,308
Portugal	3,946	2,442,757	—	2,446,703
Singapore	—	6,942,025	—	6,942,025
South Africa	1,110,326	8,433,522	—	9,543,848
South Korea	2,178,450	17,535,774	—	19,714,224
Spain	9,111,626	7,932,966	—	17,044,591
Sweden	248,784	10,514,812	—	10,763,596
Switzerland	7,683,652	23,148,638	—	30,832,290
Taiwan	243,768	15,571,081	—	15,814,849
Thailand	1,848,288	—	—	1,848,288
Turkey	50,496	2,379,542	—	2,430,038
United Kingdom	26,650,450	64,758,712	—	91,409,162
United States	51,888	—	—	51,888
Preferred Stocks
Brazil	7,864,773	—	—	7,864,773
Rights/Warrants
Brazil	94	—	—	94
South Korea	14,066	—	—	14,066

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	2,233	—	—	2,233
United Kingdom	60,397	29,426	—	89,823
Temporary Cash Investments	—	2,424,000	—	2,424,000
Securities Lending Collateral	—	55,522,517	—	55,522,517

TOTAL	$154,839,994	$506,875,862	—	$661,715,856

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2009

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,320,054,194
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,078,030,617
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	647,611,742
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	519,878,101
Investment in The Canadian Small Company Series of The DFA Investment Dimensions Group Inc. (Shares)	292,014,590

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,242,692,839)	3,857,589,244

	Shares/ Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $12,360,00 FNMA 5.50%, 04/01/26, valued at $5,078,280) to be repurchased at $5,000,721 (Cost $7,565,000)	$7,565	7,565,000

TOTAL INVESTMENTS — (100.0%) (Cost $4,250,257,839)##		$3,865,154,244

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,857,589,244	—	—	$3,857,589,244
Temporary Cash Investments	—	$7,565,000	—	7,565,000

TOTAL	$3,857,589,244	7,565,000	—	$3,865,154,244

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$114,433,178

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $207,093,738)##	$114,433,178

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$114,433,178	—	—	$114,433,178

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$90,077,079

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $96,857,192)##	$90,077,079

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$90,077,079	—	—	$90,077,079

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$25,939,653

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $31,881,369)##	$25,939,653

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$25,939,653	—	—	$25,939,653

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$98,137,506

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $119,067,227)##	$98,137,506

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$98,137,506	—	—	$98,137,506

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (75.4%)
AUSTRALIA — (18.2%)
Abacus Property Group	7,342,738	$2,175,170
#Ale Property Group	319,748	686,110
*APN European Retail Property Group	1,407,977	53,063
Aspen Group	3,344,341	812,410
#Astro Japan Property Trust	2,188,340	785,460
Australian Education Trust	280,584	65,232
Bunnings Warehouse Property Trust	1,176,211	1,825,607
Centro Retail Group	803,409	64,900
CFS Retail Property Trust	9,299,088	13,243,444
Challenger Diversified Property Group	1,301,874	494,443
Challenger Wine Trust	24,925	6,363
Commonwealth Property Office Fund	8,329,358	5,872,570
Dexus Property Group	21,038,811	12,779,513
Galileo Japan Trust	1,357,585	56,488
Goodman Group	7,957,303	3,381,503
GPT Group	38,018,670	16,782,330
#ING Industrial Fund	4,308,310	966,096
#ING Office Fund	9,301,027	3,747,907
ING Real Estate Community Living Group	1,174,550	52,970
ING Real Estate Entertainment Fund	539,781	61,243
#Macquarie Country Wide Trust	6,416,906	2,805,195
#*Macquarie DDR Trust	3,374,461	282,016
Macquarie Leisure Trust Group	936,025	1,113,365
Macquarie Office Trust	17,635,306	3,450,583
MFS Diversified Group	542,289	47,340
Mirvac Industrial Trust	826,524	57,248
Mirvac REIT	1,663,718	511,763
Real Estate Capital Partners USA Property Trust	257,065	35,305
*Record Realty	596,040	2,991
RNY Property Trust	235,060	17,319
*Rubicon Europe Trust Group REIT	505,643	2,114
#Stockland Trust Group	10,526,908	27,477,931
#*Tishman Speyer Office Fund	1,359,035	349,185
Trafalgar Corporate Group, Ltd.	40,000	12,874
*Trinity Group	500,397	54,533
#*Valad Property Group	7,138,068	565,938
#Westfield Group	3,960,655	37,335,411

TOTAL AUSTRALIA		138,033,933

BELGIUM — (1.7%)
#Befimmo S.C.A.	54,310	4,650,591
#Cofinimmo SA	37,088	4,611,480
Intervest Offices	24,927	690,869
Leasinvest Real Estate	4,799	377,104
Retail Estates	6,702	353,710
Warehouses De Pauw SCA	48,583	2,069,318
Wereldhave Belgium	5,254	382,516

TOTAL BELGIUM		13,135,588

CANADA — (4.1%)
Allied Properties REIT	56,700	817,933
#Artis REIT	79,038	590,630
#Boardwalk REIT	110,766	3,398,298
#Calloway REIT	178,664	2,341,829
#Canadian Apartment Properties REIT	135,100	1,657,946
#Canadian REIT	143,000	3,171,288

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Chartwell Seniors Housing REIT	310,801	$1,733,965
#Cominar REIT	95,800	1,517,148
#Dundee REIT	52,200	799,536
Extendicare REIT	113,000	651,409
#H&R REIT	212,600	2,512,321
#Huntingdon REIT	133,900	34,803
#Innvest REIT	241,400	831,371
Interrent REIT	13,900	19,355
Lanesborough REIT	29,600	13,739
#Morguard REIT	100,300	924,557
#Northern Property REIT	46,800	840,640
Primaris Retail REIT	140,400	1,681,281
#Riocan REIT	530,784	7,647,034
#Royal Host REIT	48,548	120,328
#Whiterock REIT	4,738	71,647

TOTAL CANADA		31,377,058

CHINA — (0.1%)
GZI REIT	1,750,000	615,907
RREEF China Commercial Trust	336,000	125,541

TOTAL CHINA		741,448

FRANCE — (9.7%)
#Acanthe Developement SA	165,602	283,204
Affine SA	20,325	409,691
ANF SA	38,856	1,486,804
#*Cegereal	14,439	402,674
#Fonciere des Regions	76,369	6,688,929
#ICADE	87,009	7,618,735
#Klepierre SA	406,887	11,633,281
#Mercialys	99,707	3,340,140
Societe de la Tour Eiffel	25,320	969,847
#Societe Immobiliere de Location pour l’Industrie et le Commerce	60,852	6,107,024
Unibail-Rodamco SE	200,857	35,088,874

TOTAL FRANCE		74,029,203

GERMANY — (0.1%)
#Alstria Office REIT AG	83,598	669,110

GREECE — (0.0%)
Eurobank Properties Real Estate Investment Co.	33,466	364,501

HONG KONG — (3.5%)
#Champion REIT	10,422,674	4,162,777
Link REIT (The)	8,858,665	20,098,169
#Prosperity REIT	4,931,000	756,011
Regal REIT	4,233,000	703,553
#Sunlight REIT	3,118,000	695,057

TOTAL HONG KONG		26,415,567

ITALY — (0.1%)
Immobiliare Grande Distribuzione	368,066	632,947

JAPAN — (15.0%)
Advance Residence Investment	267	1,009,952
BLife Investment Corp.	146	431,977
CRESCENDO Investment Corp.	353	527,207
#DA Office Investment Corp.	875	2,714,571
#Easset Investment Corp.	406	552,636
FC Residential Investment	50	107,310
Frontier Real Estate Investment Corp.	595	3,831,899

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Fukuoka REIT Corp.	387	$1,978,673
Global One Real Estate Investment Co.	439	3,374,402
#Hankyu REIT, Inc.	346	1,554,669
Japan Excellent, Inc.	687	3,327,628
Japan Hotel and Resort, Inc.	353	574,597
Japan Logistics Fund, Inc.	565	3,813,465
#JAPAN OFFICE Investment Corp.	542	590,734
Japan Prime Realty Investment Corp.	2,682	5,756,218
Japan Real Estate Investment Corp.	1,578	13,161,103
Japan Rental Housing Investment, Inc.	191	219,817
Japan Retail Fund Investment	1,570	7,857,600
Japan Single-residence REIT	107	122,918
Joint REIT Investment Corp.	335	769,796
Kenedix Realty Investment Corp.	792	2,644,602
LCP Investment Corp.	181	183,232
MID REIT, Inc.	780	1,777,568
#Mori Hills REIT Investment Corp.	492	1,821,943
#MORI TRUST Sogo REIT, Inc.	494	3,613,638
#Nippon Accommodations Fund, Inc.	421	2,086,139
Nippon Building Fund, Inc.	1,872	16,777,334
#Nippon Commercial Investment Corp.	1,107	1,971,318
Nippon Hotel Fund Investment Corp.	143	235,441
Nippon Residential Investment Corp.	1,024	2,436,966
Nomura Real Estate Office Fund, Inc.	1,246	8,160,999
#Nomura Real Estate Residential Fund, Inc.	328	1,437,692
ORIX JREIT, Inc.	1,134	5,558,376
Premier Investment Co.	538	2,095,506
#Prospect Reit Investment Corp.	146	184,094
#TGR Investment, Inc.	93	115,782
#TOKYU REIT, Inc.	697	3,859,240
Top REIT, Inc.	621	2,578,102
United Urban Investment Corp.	857	4,285,985

TOTAL JAPAN		114,101,129

NETHERLANDS — (3.7%)
#Corio NV	190,688	10,555,978
#Eurocommercial Properties NV	98,088	3,333,833
#Nieuwe Steen Investments NV	145,138	2,421,763
Vastned Offices/Industrial NV	85,496	1,301,668
VastNed Retail NV	61,128	3,291,967
#Wereldhave NV	87,503	7,074,426

TOTAL NETHERLANDS		27,979,635

NEW ZEALAND — (0.8%)
#AMP NZ Office Trust	2,426,802	1,235,102
#Goodman Property Trust	2,704,341	1,769,757
ING Medical Properties Trust	23,349	18,366
ING Property Trust	1,394,449	637,047
Kiwi Income Property Trust	3,036,437	1,989,675
Property for Industry, Ltd.	341,202	264,156

TOTAL NEW ZEALAND		5,914,103

SINGAPORE — (5.1%)
Ascendas REIT	5,236,000	6,172,791
#Ascott Residence Trust	1,683,000	1,028,287
#Cambridge Industrial Trust	2,993,000	873,121
#CapitaCommercial Trust	9,676,000	5,740,121
CapitaMall Trust	8,698,300	9,532,062
#Capitaretail China Trust	1,972,000	1,905,385
#Cdl Hospitality Trusts	1,501,000	1,261,924

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Frasers Centrepoint Trust	1,315,000	$941,128
Frasers Commercial Trust	531,000	70,256
K-REIT Asia	495,000	367,979
#Macarthurcook Industrial REIT	183,000	50,762
#Mapletree Logistics Trust	6,565,250	2,714,859
Parkway Life REIT	764,000	541,642
#Starhill Global REIT	6,392,000	2,422,116
Suntec REIT	6,516,000	4,927,321

TOTAL SINGAPORE		38,549,754

SOUTH AFRICA — (1.4%)
Capital Property Fund	1,417,528	1,170,393
Emira Property Fund	1,369,077	1,923,059
Fountainhead Property Trust	4,059,602	3,075,098
SA Corporate Real Estate Fund	8,522,632	2,851,450
Sycom Property Fund	548,188	1,270,899

TOTAL SOUTH AFRICA		10,290,899

TAIWAN — (0.5%)
Cathay No.1 REIT	4,945,000	1,566,614
Cathay No.2 REIT	2,082,000	637,053
Fubon No.2 REIT	2,287,000	709,633
Shin Kong No.1 REIT	1,807,000	513,244

TOTAL TAIWAN		3,426,544

UNITED KINGDOM — (11.4%)
A & J Mucklow Group P.L.C.	245,768	924,038
*Big Yellow Group P.L.C.	435,712	2,486,906
#British Land Co. P.L.C.	2,329,853	16,922,022
Brixton P.L.C.	1,259,022	988,979
#Derwent London P.L.C.	487,068	7,852,808
#Great Portland Estates P.L.C.	1,223,426	4,751,803
#Hammerson P.L.C.	1,436,495	8,268,788
#Land Securities Group P.L.C.	2,865,860	25,508,180
#Liberty International P.L.C.	1,543,709	11,230,803
McKay Securities P.L.C.	301,723	595,671
Primary Health Properties P.L.C.	278,701	1,122,373
Shaftesbury P.L.C.	977,674	5,404,792
Warner Estate Holdings P.L.C.	418,366	181,832
Workspace Group P.L.C.	1,408,408	358,592

TOTAL UNITED KINGDOM		86,597,587

TOTAL COMMON STOCKS		572,259,006

RIGHTS/WARRANTS — (1.7%)
SINGAPORE — (0.0%)
*Frasers Commercial Trust Rights 08/18/09	1,593,000	105,156

UNITED KINGDOM — (1.7%)
*Segro P.L.C. Rights 07/27/09	2,767,571	12,755,764

TOTAL RIGHTS/WARRANTS		12,860,920

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $2,600,000 FHLMC 6.040%(r), 11/01/36, valued at $1,725,725) to be repurchased at $1,697,027	$1,697	1,697,000

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (22.7%)
§@DFA Short Term Investment Fund LP	168,550,221	$168,550,221
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $3,924,828) to be repurchased at $3,847,935	$3,848	3,847,871

TOTAL SECURITIES LENDING COLLATERAL		172,398,092

TOTAL INVESTMENTS — (100.0%) (Cost $1,069,602,244)##		$759,215,018

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$138,033,933	—	$138,033,933
Belgium	—	13,135,588	—	13,135,588
Canada	$31,377,058	—	—	31,377,058
China	—	741,448	—	741,448
France	—	74,029,203	—	74,029,203
Germany	—	669,110	—	669,110
Greece	—	364,501	—	364,501
Hong Kong	—	26,415,567	—	26,415,567
Italy	—	632,947	—	632,947
Japan	—	114,101,129	—	114,101,129
Netherlands	—	27,979,635	—	27,979,635
New Zealand	—	5,914,103	—	5,914,103
Singapore	—	38,549,754	—	38,549,754
South Africa	1,923,059	8,367,840	—	10,290,899
Taiwan	709,634	2,716,910	—	3,426,544
United Kingdom	—	86,597,587	—	86,597,587
Rights/Warrants
Singapore	—	105,156	—	105,156
United Kingdom	—	12,755,764	—	12,755,764
Temporary Cash Investments	—	1,697,000	—	1,697,000
Securities Lending Collateral	—	172,398,092	—	172,398,092

TOTAL	$34,009,751	$725,205,267	—	$759,215,018

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULES OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	28,696,816	$129,996,577
Investment in DFA International Real Estate Securities Portfolio DFA Investment Dimensions Group Inc.	10,877,313	145,538,450

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $283,991,791)		275,535,027

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares (Cost $850,024)	850,024	850,024

TOTAL INVESTMENTS — (100.0%) (Cost $284,841,815)##		$276,385,051

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$275,535,027	—	—	$275,535,027
Temporary Cash Investments	850,024	—	—	850,024

Total	$276,385,051	—	—	$276,385,051

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (90.1%)
AUSTRALIA — (5.8%)
#ABB Grain, Ltd.	3,527,163	$26,269,409
Adelaide Brighton, Ltd.	8,005,890	16,635,553
*Aditya Birla Minerals, Ltd.	569,394	331,032
Adtrans Group, Ltd.	115,395	258,770
AED Oil, Ltd.	44,445	28,758
Aevum, Ltd.	373,623	313,230
#*AJ Lucas Group, Ltd.	173,399	523,398
#Alesco Corp., Ltd.	1,924,874	7,106,378
*Alliance Resources, Ltd.	478,958	321,424
Altium, Ltd.	177,609	49,286
*Amadeus Energy, Ltd.	1,986,783	547,747
Amalgamated Holdings, Ltd.	1,460,985	5,669,130
Amcom Telecommunications, Ltd.	5,033,436	712,943
AP Eagers, Ltd.	83,796	602,769
#APN News & Media, Ltd.	1,686,151	2,621,665
Ariadne Australia, Ltd.	355,965	71,142
#*Asciano Group	2,716,237	3,633,936
*Atlas South Sea Pearl, Ltd.	53,819	4,343
Ausdrill, Ltd.	2,458,765	2,327,719
Ausenco, Ltd.	29,519	101,867
*Ausenco, Ltd. Private Placement Shares	3,938	13,569
Austal, Ltd.	654,587	1,538,714
*Austar United Communications, Ltd.	1,264,310	1,087,019
Austereo Group, Ltd.	6,361,682	7,662,822
#Australian Agricultural Co., Ltd.	5,659,228	6,173,896
*Auto Group, Ltd.	64,351	—
#Automotive Holdings Group, Ltd.	273,974	387,520
*Avexa, Ltd.	1,099,276	105,151
#AWB, Ltd.	5,477,814	6,022,925
Bank of Queensland, Ltd.	365,155	3,425,709
#Beach Petroleum, Ltd.	15,985,707	11,375,407
#Bendigo Bank, Ltd.	2,046,021	13,995,061
*Bendigo Mining, Ltd.	3,716,063	731,617
*Bisalloy Steel Group, Ltd.	1,943,303	291,349
#Boom Logistics, Ltd.	1,659,893	478,540
#Breville Group, Ltd.	2,458,212	2,047,154
#Brickworks, Ltd.	266,159	2,876,919
BSA, Ltd.	1,620,315	216,278
*Buru Energy, Ltd.	268,281	39,193
Calliden Group, Ltd.	4,166,068	1,150,241
*Cape Lambert Iron Ore, Ltd.	433,874	128,491
*Capral Aluminium, Ltd.	422,943	33,554
*CDS Technologies, Ltd.	15,209	12,084
#Centennial Coal Co., Ltd.	6,234,557	15,617,261
Challenger Financial Services Group, Ltd.	4,055,761	9,045,683
Chandler Macleod Group, Ltd.	8,917	706
*Circadian Technologies, Ltd.	144,361	92,239
*Citigold Corp., Ltd.	9,990,879	1,424,869
Clough, Ltd.	7,408,840	5,120,960
#*Coal of Africa, Ltd.	1,168,363	1,719,286
*Coffey International, Ltd.	39,468	64,438
#*Commander Communications, Ltd.	2,777,174	—
*Copperco, Ltd.	1,811,991	—
*Coventry Group, Ltd.	540,601	528,093
#Crane Group, Ltd.	2,122,170	19,475,811
*CuDeco, Ltd.	77,449	177,952
*Deep Yellow, Ltd.	5,006,288	1,446,867

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Devine, Ltd.	2,481,462	$978,058
Downer EDI, Ltd.	3,008,188	16,237,158
#Elders, Ltd.	20,327,284	6,482,064
Emeco Holdings, Ltd.	4,480,099	2,053,107
#Energy Developments, Ltd.	4,332,141	8,849,338
*Ferraus, Ltd.	142,381	56,173
#FKP Property Group	7,824,467	3,701,618
FlexiGroup, Ltd.	181,780	178,357
#Forest Enterprises Australia, Ltd.	7,034,660	944,405
Gazal Corp., Ltd.	94,845	81,902
#*Geodynamics, Ltd.	325,723	248,300
*Globe International, Ltd.	42,702	7,543
#Goodman Fielder, Ltd.	4,565,013	5,284,644
Gowing Bros., Ltd.	57,235	130,250
#*Graincorp, Ltd. Series A	619,562	3,873,019
Gunns, Ltd.	10,967,621	8,810,844
#GWA International, Ltd.	3,787,578	9,027,702
*Hastie Group, Ltd.	271,780	345,567
*Heron Resources, Ltd.	673,833	101,419
#*HFA Holdings, Ltd.	915,491	263,061
HGL, Ltd.	553,377	397,597
Hills Industries, Ltd.	78,048	112,356
*Hudson Investment Group, Ltd.	297,500	14,307
IDT Australia, Ltd.	54,605	75,935
iiNet, Ltd.	501,740	733,811
#*Iluka Resources, Ltd.	6,708,230	17,665,569
#Imdex, Ltd.	558,785	314,671
IOOF Holdings, Ltd.	1,723,562	6,834,784
#*iSOFT Group, Ltd.	917,782	585,837
#K&S Corp., Ltd.	102,707	163,320
*Kagara, Ltd.	1,352,457	1,223,920
*Lednium, Ltd.	438,495	29,339
Lemarne Corp., Ltd.	90,841	295,500
#*Lynas Corp., Ltd.	630,000	233,961
*M2 Telecommunications Group, Ltd.	46,750	31,329
#Macarthur Coal, Ltd. (6375003)	199,933	1,309,785
*Macarthur Coal, Ltd. (63750RR)	30,101	197,372
MacMahon Holdings, Ltd.	6,249,371	2,341,912
Macquarie Media Group, Ltd.	409,158	530,992
*Macquarie Telecom Group, Ltd.	30,330	76,100
*Magellan Petroleum Corp.	63,477	54,018
#*Marion Energy, Ltd.	1,187,462	238,173
MaxiTRANS Industries, Ltd.	4,359,793	998,287
McPherson’s, Ltd.	1,230,493	2,269,091
*MEO Australia, Ltd.	546,384	205,345
*Mercury Mobility, Ltd.	759,111	41,418
*Minara Resources, Ltd.	2,462,288	2,295,478
#*Mineral Deposits, Ltd.	4,644,233	2,714,681
*Mosaic Oil NL	2,551,848	289,146
Namoi Cotton Cooperative, Ltd.	801,979	314,088
National Can Industries, Ltd.	18,850	16,553
#New Hope Corp., Ltd.	1,385,130	6,178,844
OneSteel, Ltd.	180,626	450,803
Pacific Brands, Ltd.	26,921,941	26,812,422
Panoramic Resources, Ltd.	210,000	485,279
Paperlinx, Ltd.	11,600,892	4,896,084
*Payce Consolidated, Ltd.	179,001	104,795
*Petsec Energy, Ltd.	429,137	96,974
Photon Group, Ltd.	334,183	601,089
*Plantcorp NL	14,403	—
PMP, Ltd.	6,795,889	2,386,707

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
PPK Group, Ltd.	660,000	$164,111
Premier Investments, Ltd.	44,399	225,075
Prime Media Group, Ltd.	2,844,641	1,416,010
#Programmed Maintenance Service, Ltd.	879,660	2,205,281
*Resolute Mining, Ltd.	3,233,390	1,682,565
Ridley Corp., Ltd.	8,503,414	5,885,597
#*Roc Oil Co., Ltd.	8,300,570	5,126,771
Service Stream, Ltd.	589,611	196,885
#Seven Network, Ltd.	1,469,244	7,813,547
Sigma Pharmaceuticals, Ltd.	5,673,617	6,125,602
SP Telemedia, Ltd.	1,669,898	731,160
#*Sphere Investments, Ltd.	560,515	650,948
#Spotless Group, Ltd.	1,469,737	3,112,091
*St. Barbara, Ltd.	543,721	89,032
*Straits Resources, Ltd.	1,937,488	3,769,438
*Strike Resources, Ltd.	278,159	134,658
#STW Communications Group, Ltd.	1,452,785	761,469
Sunland Group, Ltd.	5,108,129	3,675,475
*Swick Mining Services, Ltd.	143,281	56,376
*Tap Oil, Ltd.	25,000	22,850
Tassal Group, Ltd.	83,198	125,354
#Ten Network Holdings, Ltd.	529,291	564,046
Thakral Holdings Group	11,239,370	1,964,275
#Timbercorp, Ltd.	5,751,689	211,659
Tower Australia Group, Ltd.	5,409,145	11,199,015
*Transpacific Industries Group, Ltd.	130,000	131,618
Troy Resources NL	36,808	46,310
Trust Co., Ltd.	31,942	141,255
UXC, Ltd.	2,792,184	1,632,212
Village Roadshow, Ltd.	1,765,904	1,559,785
#*Virgin Blue Holdings, Ltd.	7,380,904	1,839,930
*Virgin Blue Holdings, Ltd. Private Placement Shares	8,061,087	2,022,570
Vision Group Holdings, Ltd.	380,734	236,246
Washington H. Soul Pattinson & Co., Ltd.	17,294	158,531
Watpac, Ltd.	196,564	242,402
#Wattyl, Ltd.	2,753,935	1,782,126
Webster, Ltd.	470,260	219,286
Whitehaven Coal, Ltd.	380,649	994,772
#WHK Group, Ltd.	227,114	179,991
#Wide Bay Australia, Ltd.	23,255	156,924

TOTAL AUSTRALIA		404,163,326

AUSTRIA — (0.9%)
Agrana Beteiligungs AG	90,761	6,882,249
Allgemeine Sparkasse Baugesellschaft AG	120	22,748
*A-TEC Industries AG	195,847	2,543,758
#*Austrian Airlines AG	955,063	5,866,965
*CA Immobilien Anlagen AG	378,379	3,284,755
#Flughafen Wien AG	161,744	6,263,895
*Frauenthal Holding AG	13,080	112,267
Lenzing AG	4,089	1,033,486
Linz Textil Holding AG	212	27,195
#Mayr-Melnhof Karton AG	124,496	11,679,706
Oberbank AG	36,735	2,262,115
#Strabag SE	90,953	2,215,126
#Uniqa Versicherungen AG	117,511	2,246,758
#Voestalpine AG	100,469	2,787,001
#*Wienerberger AG	736,661	12,262,349
#Wolford AG	27,436	313,955
*Zumtobel AG	183,432	1,973,562

TOTAL AUSTRIA		61,777,890

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (1.3%)
Ackermans & van Haaren NV	141,005	$9,874,832
*Agfa Gevaert NV	1,917,466	5,928,198
Banque Nationale de Belgique	3,999	14,377,581
#*Barco NV	132,159	5,866,679
Bekaert SA	145,009	18,066,856
Compagnie d’Entreprises CFE	37,394	1,664,558
Compagnie Immobiliere de Belgique SA	44,570	1,269,891
D’Ieteren SA NV	43,782	9,463,189
#Euronav SA	182,939	3,621,987
Floridienne SA	1,900	250,747
*Integrated Production & Test Engineering NV	28,600	106,147
Jensen-Group NV	55,338	427,066
*Nyrstar NV	103,460	903,773
Omega Pharma SA	4,951	155,876
#*Option NV	114,120	310,214
*Papeteries Catala SA	450	31,925
#*RealDolmen NV	121	2,832
Recticel SA	386,395	1,992,311
Rosier SA	200	79,410
SAPEC SA	8,276	925,112
Sioen Industries NV	85,817	465,526
*Sipef NV	1,570	72,008
*Spector Photo Group SA	58,991	73,128
*Systemat-Datarelay SA	84,632	547,977
Tessenderlo Chemie NV	467,806	16,432,154
*VPK Packaging Group SA	725	19,212
*Zenitel VVPR	31,091	20,289

TOTAL BELGIUM		92,949,478

CANADA — (6.6%)
*20-20 Technologies, Inc.	7,700	15,725
*Ainsworth Lumber Co., Ltd.	3,767	3,497
Airboss of America Corp.	3,000	9,246
Akita Drilling, Ltd.	7,500	50,128
#*Anderson Energy, Ltd.	1,168,000	856,551
Andrew Peller, Ltd.	19,200	147,041
*Antrim Energy, Inc.	830,900	539,921
#*Anvil Mining, Ltd.	204,400	398,459
#*ATS Automation Tooling System, Inc.	1,099,300	4,745,180
*Baffinland Iron Mines Corp.	233,500	108,378
#*Ballard Power Systems, Inc.	1,519,530	2,821,128
#*Bankers Petroleum, Ltd.	46,833	130,858
*Berens Energy, Ltd.	60,000	25,621
Biovail Corp.	63,781	849,624
*Birchcliff Energy, Ltd.	464,000	2,692,040
#*Blackpearl Resources, Inc.	256,900	364,871
*Boralex, Inc. Class A	177,000	1,519,842
Brampton Brick, Ltd. Series A	9,900	36,760
*Breaker Energy, Ltd.	324,200	1,248,949
#*Breakwater Resources, Ltd.	1,736,400	467,446
Canaccord Capital, Inc.	200,600	1,571,654
#*Canadian Hydro Developers, Inc.	454,600	2,122,662
#*Canadian Royalties, Inc.	399,180	174,161
Canam Group, Inc. Class A	827,000	5,442,961
*Candax Energy, Inc.	310,800	31,736
*Candente Resource Corp.	78,365	38,555
#*Canfor Corp.	2,042,611	10,447,702
Cascades, Inc.	1,703,800	8,382,585
*Catalyst Paper Corp.	8,164,025	1,364,144
CCL Industries, Inc. Class B	185,700	3,978,608
*Celestica, Inc.	4,081,842	32,586,532

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Chariot Resouces, Ltd.	900,900	$209,074
*Cinch Energy Corp.	99,800	56,512
#Clarke, Inc.	411,711	1,165,670
Cogeco Cable, Inc.	116,300	3,093,056
#*Compton Petroleum Corp.	995,800	1,090,781
#*Connacher Oil & Gas, Ltd.	1,952,800	1,631,488
*Consolidated Thompson Iron Mines, Ltd.	108,560	440,387
*CoolBrands International, Inc.	314,700	236,627
*Corridor Resources, Inc.	40,900	119,976
Corus Entertainment, Inc. Class B	99,800	1,366,489
*Cott Corp.	29,000	160,984
*Crew Energy, Inc.	652,302	3,197,173
*Crew Gold Corp.	2,787	1,785
*Crystallex International Corp.	10,000	2,599
Dalsa Corp.	200,800	1,267,524
*Delphi Energy Corp.	906,700	866,931
#*Denison Mines Corp.	2,160,100	3,709,617
Dorel Industries, Inc. Class B	842,000	19,540,497
*Dundee Corp. Class A Subordinate Voting	582,100	4,322,859
*Dundee Precious Metals, Inc.	289,239	550,420
*Eastern Platinum, Ltd.	2,774,147	1,545,127
Enghouse Systems, Ltd.	10,400	63,332
Equitable Group, Inc.	20,000	340,682
*Euro Goldfields, Ltd.	291,300	878,835
Exco Technologies, Ltd.	52,600	70,801
*Exfo Electro-Optical Engineering, Inc.	12,212	38,317
*Fairborne Energy, Ltd.	282,300	935,540
#*Flint Energy Services, Ltd.	581,700	5,599,656
*FNX Mining Co., Inc.	376,606	3,034,523
#*Formation Capital Corp.	516,900	151,147
Forzani Group, Ltd. Class A	399,300	5,348,711
#*Fronteer Development Group, Inc.	321,625	1,221,115
*Galleon Energy, Inc. Class A	555,410	2,222,156
*Garda World Security Corp. Class A	21,500	98,793
*Glacier Media, Inc.	15,600	25,053
*Golden Star Resources, Ltd.	5,033,457	12,382,141
#*Grande Cache Coal Corp.	1,127,700	2,993,940
*Great Panther Resources, Inc.	65,810	35,433
*Greystar Resources, Ltd.	52,187	206,374
Groupe Aeroplan, Inc.	119,335	1,086,727
*Hart Stores, Inc.	6,700	8,365
*Hemisphere GPS, Inc.	786,620	774,024
*Heroux-Devtek, Inc.	358,800	1,475,501
#*High River Gold Mines, Ltd.	1,577,220	439,235
#*Highpine Oil & Gas, Ltd.	1,512,643	6,051,976
*Hillsborough Resources, Ltd.	300,100	123,968
*HudBay Minerals, Inc.	701,624	5,197,456
IAMGOLD Corp.	3,674,470	38,953,305
*Imperial Metals Corp.	1,000	3,769
Inmet Mining Corp.	35,485	1,487,587
*Insignia Energy, Ltd.	52,180	119,643
#*Intermap Technologies, Ltd.	11,100	19,268
*International Forest Products, Ltd. Series A	692,300	1,825,140
#International Royalty Corp.	742,193	2,569,858
*Intertape Polymer Group, Inc.	702,700	841,479
#*Iteration Energy, Ltd.	1,230,242	1,267,643
*Ivanhoe Energy, Inc.	434,000	580,144
Kingsway Financial Services, Inc.	833,100	2,706,753
*Lake Shore Gold Corp.	29,600	89,027
#Laurentian Bank of Canada	689,000	22,865,398
Linamar Corp.	967,916	10,233,988

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Linear Gold Corp.	92,400	$123,514
#*Lundin Mining Corp.	3,901,153	12,023,048
*Mahalo Energy, Ltd.	497,136	9,230
Maple Leaf Foods, Inc.	270,300	2,295,888
#*Martinrea International, Inc.	1,217,800	6,782,827
*MDC Partners, Inc. Class A	3,100	21,583
*MDS, Inc.	2,527,527	16,212,775
#*Mega Uranium, Ltd.	557,200	698,278
Methanex Corp.	58,000	966,442
*Midnight Oil Exploration, Ltd.	90,700	85,880
*Minco Silver Corp.	76,300	123,242
Mosaid Technologies, Inc.	35,600	536,685
*Mullen Group, Ltd.	36,900	445,300
#*North American Palladium, Ltd.	41,200	129,652
*Northgate Minerals Corp.	1,278,100	3,025,440
#*OceanaGold Corp.	2,309,834	2,058,427
*Olympus Pacific Minerals, Inc.	78,500	20,768
*Ondine Biopharma Corp.	24,500	3,070
*Open Range Energy Corp.	28,200	42,146
*Open Text Corp.	11,683	442,810
#*OPTI Canada, Inc.	2,625,040	3,825,772
*Pacific Rim Mining Corp.	76,000	16,579
*Paladin Labs, Inc.	5,500	99,048
*Paramount Resources, Ltd. Class A	637,775	4,256,767
#*Petrolifera Petroleum, Ltd.	230,000	286,099
Pulse Seismic, Inc.	977,500	952,773
#*Pure Energy Services, Ltd.	11,700	17,921
*QLT, Inc.	950,900	3,292,511
*Quadra Mining, Ltd.	503,900	4,939,600
Quebecor, Inc. Class B	115,000	2,027,245
Quest Capital Corp.	1,966,386	1,916,644
*Richmont Mines, Inc.	255,800	778,857
*Rock Energy, Inc.	37,400	69,436
*RONA, Inc.	1,152,917	14,694,407
*Royal Laser Corp.	197,000	38,403
Russel Metals, Inc.	83,880	1,300,344
Samuel Manu-Tech, Inc.	55,000	178,696
#Savanna Energy Services Corp.	1,367,187	7,183,364
*Scorpio Mining Corp.	31,000	12,662
Sherritt International Corp.	3,742,003	21,293,552
*Shore Gold, Inc.	2,088,500	1,066,303
*Sierra Wireless, Inc.	247,800	1,785,034
*Sino-Forest Corp.	2,285,906	31,193,148
*St. Andrew Goldfields, Ltd.	100,885	42,143
*Taseko Mines, Ltd.	135,000	276,955
*Tembec, Inc.	88,736	46,129
*TLC Vision Corp.	955,500	190,701
Torstar Corp. Class B	67,700	333,080
#Transcontinental, Inc. Class A	839,600	6,554,686
#Trinidad Drilling, Ltd.	601,743	2,776,201
*TriStar Oil and Gas, Ltd.	35,500	377,656
*TSO3, Inc.	79,500	33,210
*Turnkey E&P, Inc.	26,400	490
#*Uranium One, Inc.	1,236,500	3,305,751
*Ur-Energy, Inc.	321,500	298,445
*Vector Aerospace Corp.	7,900	48,768
*Vero Energy, Inc.	204,600	556,489
#*Viterra, Inc.	2,136,200	17,985,922
*Vitran Corp., Inc.	4,000	40,845
*West Energy, Ltd.	334,900	652,857
#West Fraser Timber Co., Ltd.	451,568	11,129,385

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Western Canadian Coal Corp.	617,700	$1,588,330
Western Financial Group, Inc.	46,500	83,309
*Westjet Airlines, Ltd.	100,365	964,287
Wi-LAN, Inc.	1,244,100	2,552,296
Winpak, Ltd.	22,642	163,102
*Xceed Mortgage Corp.	155,600	183,441

TOTAL CANADA		459,571,592

DENMARK — (0.5%)
*Affitech A.S.	28,484	3,808
*Aktieselskabet Morso Bank	240	29,126
*Aktieselskabet Skjern Bank A.S.	2,002	61,293
#*Alm. Brand A.S.	193,479	3,723,843
#*Amagerbanken A.S.	44,420	455,623
*Andersen & Martini A.S. Series B	3,500	22,374
Arkil Holdings A.S. Series B	920	137,981
Auriga Industries A.S. Series B	96,067	1,857,186
*Brodrene Hartmann A.S. Series B	58,265	806,622
*Brondbyernes IF Fodbold A.S. Series B	57,563	372,559
*Capinordic A.S.	330,542	157,689
*Dalhoff, Larson & Horneman A.S. Series B	72,451	319,426
*DFDS A.S.	68,427	3,273,704
*DiBa Bank A.S.	7,005	97,952
*Djursland Bank A.S.	6,350	200,794
#*Fionia Holding A.S.	93,028	569,774
#*GN Store Nord A.S.	714,647	3,437,007
*GPV Industi A.S.	6,000	34,452
#*Greentech Energy Systems A.S.	209,727	1,065,050
#*H&H International A.S. Series B	5,790	331,585
Harboes Bryggeri A.S.	7,700	176,119
Hojgaard Holding A.S. Series B	15,113	444,019
*Jyske Bank A.S.	13,688	504,461
*Lan & Spar Bank A.S.	5,706	305,259
*Max Bank	3,110	41,332
*Migatronic A.S. Series B	1,594	31,019
*Mons Bank A.S.	2,120	47,592
#*NKT Holding A.S.	6,341	241,822
*Nordjyske Bank A.S.	13,580	317,198
*Norresundby Bank A.S.	4,530	133,773
NTR Holdings A.S.	3,950	32,459
Per Aarsleff A.S. Series B	27,740	3,207,296
*RTX Telecom A.S.	10,126	15,426
*Salling Bank A.S.	600	47,327
*Sanistal A.S. Series B	10,690	176,617
Schouw & Co. A.S.	255,351	4,427,672
*Selskabet af 27. november 2008 A.S.	6,993	—
*Sjaelso Gruppen A.S.	121,824	525,936
*Skaelskor Bank	3,600	44,717
*SKAKO Industries A.S.	21,275	206,099
*Skandinavian Brake Systems A.S.	1,925	17,002
*Sparbank	13,720	275,052
*Sparekassen Faaborg A.S.	3,017	475,693
*TK Development A.S.	169,073	804,627
#*TopoTarget A.S.	389,204	187,364
Torm A.S.	135,627	1,375,608
Torm A.S. ADR	7,210	75,344
*Totalbanken	3,000	64,138
*Vestfyns Bank A.S.	500	49,016
*Vestjysk Bank A.S.	100,739	1,799,089

TOTAL DENMARK		33,006,924

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (3.0%)
#Ahlstrom Oyj	36,209	$430,893
Alandsbanken AB Series A	5,700	231,047
*Amanda Capital Oyj	190,425	461,022
#Amer Sports Oyj Series A	281,350	2,716,471
Atria P.L.C.	30,483	468,232
Cargotec Oyj Series B	133,135	2,497,633
Componenta Oyj	93,200	562,405
#Cramo Oyj	189,781	2,138,882
Digia P.L.C.	71,020	249,918
Efore Oyj	128,440	146,556
#*Elcoteq SE	305,366	392,081
*Elektrobit Corp.	11,512	9,700
#*Finnair Oyj	854,209	5,115,993
*Finnlines Oyj	614,000	5,917,081
Fiskars Oyj Abp Series A	170,437	2,128,846
HKScan Oyj Series A	277,762	3,499,982
*Honkarakenne Oyj Series B	14,310	63,041
#Huhtamaki Oyj	1,826,851	20,654,926
Julius Tallberg-Kiinteistoet Oyj Series B	69,606	235,262
#Kemira Oyj	1,754,896	22,506,446
Kesko Oyj	27,137	716,172
Laennen Tehtaat Oyj	59,185	1,037,624
Lemminkainen Oyj	72,800	2,399,815
#*M-Real Oyj Series B	1,236,009	1,021,936
Neomarkka Oyj	10,568	87,480
Okmetic Oyj	318,661	1,313,522
Olvi Oyj Series A	79,300	1,970,676
Outokumpu Oyj Series A	2,864,481	56,199,821
PKC Group Oyj	11,995	69,797
#Pohjola Bank P.L.C.	3,363,010	34,862,746
Raisio P.L.C.	1,410,904	4,187,091
#Rautaruukki Oyj Series K	1,108,900	24,002,757
Raute Oyj Series A	26,100	267,165
Scanfil Oyj	11,900	34,297
*SSH Communications Oyj	280,029	275,866
*Stonesoft Oyj	219,856	125,838
Tamfelt Oyj	2,100	19,445
Tecnomen Lifetree Oyj	1,248,586	1,851,519
*Tiimari P.L.C.	41,750	79,328
Trainers’ House P.L.C.	107,000	90,084
Tulikivi Oyj	24,862	33,724
Turkistuottajat Oyj	14,600	166,531
Viking Line Abp	18,100	788,174
#YIT Oyj	307,321	4,037,499

TOTAL FINLAND		206,065,324

FRANCE — (5.8%)
#Air France-KLM	1,807	22,721
#*Altran Technologies SA	583,719	1,720,428
#*Archos SA	19,972	96,850
Arkema	1,028,400	29,523,664
#*Atari SA	89,566	588,044
*Atos Origin SA	795,171	36,261,497
Aubay	68,462	317,490
*Axorys SA	18,454	—
*Bigben Interactive	3,941	36,489
Boiron SA	7,344	253,941
#Bonduelle SCA	69,501	5,882,855
*Bongrain SA	158,857	9,582,189
Burelle SA	11,385	973,450
#Carbone Lorraine SA	101,812	2,979,660

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
CBo Territoria	5,724	$20,809
CEGID Group	11,472	260,932
Ciments Francais SA	30,120	2,940,293
*Club Mediterranee SA	398,869	5,814,581
*Compagnie Generale de Geophysique-Veritas SA	267,320	5,422,331
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	61,512	1,250,539
*Compagnie International Andre Trigano SA	2,091	181,180
Damartex SA	800	13,651
Delachaux SA	19,239	1,246,434
#Derichebourg	47,072	138,137
Esso S.A.F.	22,534	2,644,337
Establissements Maurel et Prom	393,028	6,808,280
#*Etam Developpement SA	39,119	770,466
Euler Hermes SA	55,020	3,247,597
*Euro Disney SCA (4320878)	36	6
#*Euro Disney SCA (B29QD14)	114,099	539,803
*Explosifs et de Produits Chimiques	312	105,577
*Faurecia SA	262,240	3,219,699
Fleury Michon SA	17,956	742,678
Francois Freres (Tonnellerie) SA	6,703	262,483
Fromageries Bel SA	3,875	607,139
Gascogne SA	20,822	681,017
Gaumont SA	22,166	1,230,638
Gevelot SA	4,329	139,261
GFI Informatique SA	897,652	3,466,786
Gifi SA	5,767	289,040
*Ginger (Groupe Ingenierie Europe)	10,575	161,580
*GL Events SA	4,048	69,629
*Groupe Ares	70,167	30,003
#*Groupe Eurotunnel SA	514,283	3,049,953
#*Groupe Flo SA	52,020	222,593
Groupe Gorge	6,184	59,536
Groupe Guillin SA	480	26,989
*Groupe Partouche SA	5,188	21,457
Groupe Steria SCA	386,859	9,341,015
Guyenne et Gascogne SA	84,166	8,445,472
#*Haulotte Group SA	24,376	191,867
Havas SA	8,111,619	23,602,942
Henri Maire	1,252	13,036
Idsud SA	2,129	88,781
*Immobiliere et Hoteliere SA	27,700	50,930
*IMS International Metal Service SA	174,174	2,803,763
Ipsos SA	7,450	194,346
*Korian SA	5,118	124,101
*Lafuma SA	20,797	249,132
Lisi SA	54,099	2,619,545
#*Manitou BF SA	1,429	18,960
Manutan International SA	24,370	1,285,194
*MGI Coutier SA	10,254	136,284
Montupet SA	168,782	964,103
Mr. Bricolage SA	125,040	2,125,695
Nexans SA	593,945	39,966,942
#Nexity	235,305	8,107,282
*Orco Property Group	87,755	878,713
*Osiatis	1,618	4,984
Paris Orleans et Cie SA	13,035	334,297
Pierre & Vacances	77,783	5,523,200
#Plastic Omnium SA	191,949	3,706,395
Plastivaloire SA	32,225	588,927
PSB Industries SA	14,760	293,694
Radiall SA	19,786	1,042,998

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Rallye SA	413,283	$12,142,855
*Recylex SA	77,468	796,002
#Remy Cointreau SA	301,740	11,941,214
*Rexel SA	883,015	9,692,255
Robertet SA	1,630	183,457
#*Rodriguez Group SA	27,733	114,630
*Rougier SA	10,353	384,334
*S.T. Dupont SA	191,079	46,322
Sabeton SA	18,460	284,111
SAM	600	18,147
SAMSE SA	243	18,866
SCOR SE	878,372	21,098,764
Securidev SA	16,908	408,516
Signaux Girod SA	6,528	482,409
Societe de Developpement Regional de la Bretagne	12,398	24,263
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	70,640	4,715,281
#*Societe Industrielle D’Aviations Latecoere SA	92,999	595,780
#*Soitec SA	1,150,443	10,074,345
*Sperian Protection	131,095	7,988,965
*Spir Communication SA	9,585	213,724
Sucriere de Pithiviers Le Vieil	3,377	2,856,955
Teleperformance SA	347,502	10,999,934
*Theolia SA	35,528	186,979
#*Thomson	9,773,616	13,037,224
*Tivoly SA	1,755	26,606
Trigano SA	76,085	1,129,156
#*Valeo SA	1,402,110	37,153,315
*Valtech SA	543,034	170,258
Vilmorin et Cie SA	41,412	4,053,616
Vranken Pommery Monopole	54,655	2,157,575
#Wendel	138,676	5,515,323
Zueblin Immobiliere France SA	6,841	33,127

TOTAL FRANCE		405,171,618

GERMANY — (6.4%)
A.S. Creation Tapeton AG	21,970	686,809
*AAP Implantate AG	61,114	108,985
#*Aareal Bank AG	216,466	3,070,690
ADCapital AG	135,889	1,142,688
#*ADVA AG Optical Networking	224,610	488,791
*Analytik Jena AG	89,486	1,129,757
Andreae-Noris Zahn AG	37,245	1,248,764
Augusta Technologie AG	95,227	1,103,937
#Aurubis AG	1,148,031	39,718,853
*Baader Bank AG	431,764	1,510,489
*Balda AG	25,724	41,266
*Beate Uhse AG	84,361	80,369
Bechtle AG	192,431	3,747,748
*Beta Systems Software AG	62,550	294,033
Bilfinger Berger AG	765,357	40,264,078
*Biolitec AG	30,051	208,520
Biotest AG	57,259	3,440,114
BMP AG	11,682	15,156
*Boewe Systec AG	15,333	115,845
#*Borussia Dortmund GmbH & Co. KGaA	362,701	538,678
*Caatoosee AG	16,700	5,903
Cewe Color Holding AG	42,286	1,491,761
*Cinemaxx AG	3,100	3,005
Comdirect Bank AG	521,035	4,455,145
#*Conergy AG	1,010,416	976,996
*Constantin Medien AG	602,832	1,582,610

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*CropEnergies AG	12,594	$49,496
D. Logistics AG	414,875	709,253
DAB Bank AG	61,779	261,763
Data Modul AG	21,314	252,742
*DEAG Deutsche Entertainment AG	377,630	575,910
*Deutsche Euroshop AG	238,619	7,215,659
#*Deutsche Wohnen AG	297,311	4,580,224
#*Deutz AG	872,755	4,221,790
*Dierig Holding AG	8,750	92,189
Dr. Hoenle AG	31,549	226,566
Duerr AG	138,957	2,041,928
DVB Bank SE	155,010	5,517,453
Eckert & Ziegler AG	62,843	1,528,042
*Elmos Semiconductor AG	67,127	316,269
Energiekontor AG	116,851	600,906
#*Escada AG	40,309	148,801
#*Evotec AG	580,314	1,080,759
#*Freenet AG	495,002	6,072,030
Gesco AG	11,877	627,581
#GFT Technologies AG	333,736	981,443
Gildemeister AG	625,025	6,695,116
#*Grammer AG	83,115	745,642
#Grenkeleasing AG	6,370	228,976
#Heidelberger Druckmaschinen AG	1,128,830	8,211,567
*Hoeft & Wessel AG	64,435	301,787
IDS Scheer AG	486	10,348
#Indus Holding AG	64,980	920,195
#*Infineon Technologies AG	18,232,250	74,293,718
*Infineon Technologies AG ADR	179,111	723,608
*Integralis AG	39,665	377,622
#Isra Vision Systems AG	32,824	509,568
#*IVG Immobilien AG	1,307,600	9,099,189
#*Jenoptik AG	839,839	4,065,504
*Kampa AG	156,071	53,429
*Kizoo AG	26,710	215,551
#*Kloeckner & Co. SE	824,675	21,174,626
Kontron AG	374,281	4,316,968
#Krones AG	160,803	6,219,703
KSB AG	6,000	2,861,025
#*Kuka AG	198,855	2,959,374
KWS Saat AG	40,915	6,928,825
#Lanxess AG	1,049,103	30,443,376
Leifheit AG	56,759	717,895
#Leoni AG	452,230	8,777,783
#Loewe AG	60,672	740,183
*LPKF Laser & Electronics AG	7,700	32,590
*M & S Elektronik AG	19,600	251
Mannheimer AG Holding	27,000	116,028
Mediclin AG	845,838	3,734,496
*Medigene AG	18,213	120,567
#Medion AG	413,316	4,710,050
*Mosaic Software AG	12,800	547
*Nexus AG	235,087	925,826
*Norddeutsche Steingut AG	10,182	68,831
Nordwest Handel AG	11,313	106,224
#*Pfleiderer AG	1,105,768	9,247,635
#*PNE Wind AG	3,094	8,433
#Praktiker Bau-und Heimwerkermaerkte Holding AG	899,923	9,022,928
#*Premiere AG	2,084,916	8,565,135
Progress-Werk Oberkirch AG	1,159	28,733
*QSC AG	74,802	201,367

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
REALTECH AG	43,512	$377,242
Rheinmetall AG	482,624	23,762,081
*Rohwedder AG	46,044	120,856
Ruecker AG	25,400	168,272
Schlott Sebaldus AG	62,207	408,198
*Senator Entertainment AG	10,730	6,050
*Silicon Sensor International AG	9,865	70,439
#*Singulus Technologies AG	738,042	2,153,555
*Sixt AG	128,471	3,059,403
#*Solon SE	94,063	1,359,738
*Stoehr & Co. AG	44,310	200,383
#Suedzucker AG	1,035,330	21,949,624
#*Suess Microtec AG	337,217	1,414,035
Syzygy AG	148,692	683,165
*Technotrans AG	47,535	334,495
Textilgruppe Hof AG	22,530	181,432
#*TUI AG	1,971,936	12,791,042
*UMS United Medical Systems International AG	108,308	770,052
Umweltbank AG	25,780	506,275
*Versatel AG	5,883	54,375
*Vestcorp AG	175,311	314,270
*Vivacon AG	505,802	437,168
*VTG AG	4,339	49,242
#Wacker Neuson SE	350,073	3,018,688
Westag & Getalit AG	10,653	167,481
Wuerttembergische Lebensversicherung AG	16,895	406,207
Wuerttembergische Metallwarenfabrik AG	80,490	2,289,438
*Zapf Creation AG	29,235	31,742

TOTAL GERMANY		450,137,961

GREECE — (0.8%)
*Aegek S.A.	161,878	494,433
Alapis Holdings Industrial & Commercial S.A.	9,590,990	13,566,430
Alco Hellas ABEE S.A.	88,547	71,851
Anek Lines S.A.	1,024,832	1,386,742
*Aspis Bank S.A.	404,449	661,631
Athens Medical Center S.A.	105,279	247,469
*Atlantic Supermarkets S.A.	129,593	247,683
Atti-Kat S.A.	1,024,038	813,179
Bank of Greece	69,003	4,292,260
Bitros Holdings S.A.	15,671	26,309
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	6,098	19,113
*Elgeka S.A.	80,464	131,600
Ellaktor S.A.	847,025	7,009,476
*Elval Aluminum Process Co.	10,849	21,666
*Ergas S.A.	104,948	20,941
*ETEM S.A.	65,105	84,588
Etma Rayon S.A.	39,176	78,731
*Euromedica S.A.	18,735	160,226
*EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	570,284
*Forthnet S.A.	202,907	520,088
GEK Terna S.A.	358,754	2,978,158
*Halkor S.A.	187,602	423,844
*Hellenic Cables S.A.	114,294	321,534
*Hellenic Sugar Industry S.A.	24,143	47,448
Heracles General Cement Co. S.A.	23,088	205,387
*Inform P. Lykos S.A.	32,320	83,948
*Intracom Holdings S.A.	1,727,187	4,256,737
Intracom Technical & Steel Constructions S.A.	135,543	141,049
J&P-Avax S.A.	94,430	467,885
*Karatzis S.A.	15,860	34,663

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
*Kathimerini Publishing S.A.	73,740	$502,615
*Katselis Sons S.A. Bread Industry	39,248	34,706
*Lambrakis Press S.A.	20,018	59,881
Loulis Mills S.A.	99,368	253,827
*M.J. Mailis S.A.	86,950	42,178
Marfin Investment Group S.A.	666,902	2,790,367
Michaniki S.A.	1,129,006	3,004,902
Mytilineos Holdings S.A.	246,547	2,124,119
Nirefs Acquaculture S.A.	219,446	275,340
*Parnassos Enterprises S.A.	93,550	286,820
*Pegasus Publishing S.A.	217,030	753,765
*Proton Bank S.A.	294,511	644,683
*Real Estate Development & Services S.A.	127,940	268,332
S&B Industrial Minerals S.A.	88,672	644,204
Sanyo Hellas S.A.	622,961	320,395
*Selected Textile Ind. Assoc. S.A.	205,564	134,469
*Sfakianakis S.A.	59,827	145,607
*Sidenor Steel Products Manufacturing Co. S.A.	275,395	2,076,274
*Spyroy Agricultural Products S.A.	94,933	104,864
*Technical Olympic S.A.	1,183,700	830,785
*Teletypos S.A. Mega Channel S.A.	27,066	168,332
*Themeliodomi S.A.	140,360	74,020
Thrace Plastics Co. S.A.	152,917	191,695
*Viohalco S.A.	463,778	3,170,490
*Vioter S.A.	774,258	407,209
*Vis Container Manufacturing Co.	12,411	26,716

TOTAL GREECE		58,721,948

HONG KONG — (2.2%)
Alco Holdings, Ltd.	710,000	262,433
Allan International Holdings, Ltd.	1,074,000	250,707
Allied Group, Ltd.	2,155,000	5,171,791
#*Allied Properties, Ltd.	34,295,000	4,582,325
*APT Satellite Holdings, Ltd.	1,032,000	143,798
Asia Financial Holdings, Ltd.	4,014,106	1,346,381
*Associated International Hotels, Ltd.	1,697,000	3,498,075
Automated Systems Holdings, Ltd.	116,000	47,564
*Beauforte Investors Corp., Ltd.	440,000	13,342
*Burwill Holdings, Ltd.	47,300,400	1,737,620
Capital Strategic Investment, Ltd.	54,563,500	1,231,293
#Century City International Holdings, Ltd.	4,079,000	231,097
Champion Technology Holdings, Ltd.	72,342,332	2,744,943
Chen Hsong Holdings, Ltd.	1,576,000	473,194
Cheuk Nang (Holdings), Ltd.	2,707,449	801,760
Chevalier International Holdings, Ltd.	2,344,491	1,783,647
China Hong Kong Photo Products Holdings, Ltd.	5,107,000	327,181
*China Infrastructure Investment, Ltd.	10,998,000	389,959
China Motor Bus Co., Inc.	57,000	414,688
*China Renji Medical Group, Ltd.	26,682,000	240,408
*China Resources Microelectronics, Ltd.	3,671,400	86,218
*China Sci-Tech Holdings, Ltd.	6,875,184	243,485
*China Solar Energy Holdings, Ltd.	7,084,357	118,556
*China Timber Resources Group, Ltd.	17,751,680	237,441
*China Yunnan Tin Minerals Group	6,088,000	187,513
China Zirconium, Ltd.	485,600	257,689
Chinney Investments, Ltd.	1,912,000	234,157
#Chong Hing Bank, Ltd.	1,525,000	2,760,303
Chow Sang Sang Holdings, Ltd.	2,398,800	2,100,575
Chuang’s China Investments, Ltd.	11,422,000	632,374
Chuang’s Consortium International, Ltd.	16,257,608	1,339,767
Chun Wo Development Holdings, Ltd.	6,945,143	492,292

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
City Telecom, Ltd.	2,301,845	$552,008
*Clear Media, Ltd.	470,000	225,486
*Coastal Greenland, Ltd.	3,362,000	333,289
Continental Holdings, Ltd.	202,000	25,772
*Cosmos Machinery Enterprises, Ltd.	1,099,400	65,881
*Dan Form Holdings Co., Ltd.	5,823,400	472,238
Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	29,565
#Dickson Concepts International, Ltd.	850,630	456,885
*Digitalhongong.com	12	1
*Easyknit International Holdings, Ltd.	2,268,440	58,331
Emperor International Holdings, Ltd.	13,537,000	2,162,315
#*eSun Holdings, Ltd.	5,496,400	834,834
*Ezcom Holdings, Ltd.	67,280	417
#Far East Consortium International, Ltd.	3,952,536	931,291
*First Natural Foods Holdings, Ltd.	6,810,000	—
*Foundation Group, Ltd.	4,675,000	79,131
*Fountain Set Holdings, Ltd.	17,144,000	2,721,103
*Frasers Property China, Ltd.	41,172,000	795,322
*Global Green Tech Group, Ltd.	26,171,136	1,669,444
Golden Resorts Group, Ltd.	17,260,000	412,626
Golden Resources Development International, Ltd.	12,529,000	663,270
Grande Holdings, Ltd.	3,148,000	320,787
Great Eagle Holdings, Ltd.	2,674,617	6,177,725
#*Hang Fung Gold Technology, Ltd.	10,027,108	840,978
Hang Ten Group Holdings, Ltd.	1,705,850	122,814
Harbour Centre Development, Ltd.	2,238,000	1,685,749
*Hi Sun Technology (China), Ltd.	1,296,000	283,235
High Fashion International, Ltd.	962,000	247,480
#HKR International, Ltd.	17,367,998	7,648,884
Hon Kwok Land Investment Co., Ltd.	7,212,535	2,305,033
*Hong Fok Land, Ltd.	4,248,000	5,481
Hong Kong and Shanghai Hotels, Ltd.	3,905,863	4,479,585
#Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	1,444,954
*Hong Kong Parkview Group, Ltd.	646,000	51,625
Hongkong Chinese, Ltd.	17,531,100	1,812,678
Hsin Chong Construction Group, Ltd.	1,482,000	154,600
Hung Hing Printing Group, Ltd.	1,603,275	415,329
Hysan Development Co., Ltd.	1,585	4,298
*I-Cable Communications, Ltd.	4,440,000	630,257
*IDT International, Ltd.	2,200,000	56,306
*Imagi International Holdings, Ltd.	1,225,000	71,164
*Interchina Holdings Co., Ltd.	99,355,000	1,523,411
ITC Corp., Ltd.	6,712,655	477,853
*Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
Jinhui Holdings Co., Ltd.	1,348,000	461,606
*Jiuzhou Development Co., Ltd.	18,230,000	1,809,974
#K Wah International Holdings, Ltd.	17,460,990	7,193,755
Kantone Holdings, Ltd.	29,434,176	781,769
Keck Seng Investments (Hong Kong), Ltd.	2,734,000	1,169,191
Kin Yat Holdings, Ltd.	1,172,000	219,048
King Fook Holdings	338,000	39,669
Kingmaker Footwear Holdings, Ltd.	338,000	36,976
#Kowloon Development Co., Ltd.	1,594,000	1,620,612
Kwoon Chung Bus Holdings, Ltd.	1,432,000	236,658
*Lai Sun Garment International, Ltd.	35,306,000	1,953,566
Lam Soon Hong Kong, Ltd.	203,250	89,231
Lerado Group Holding Co., Ltd.	9,010,000	800,762
Lippo, Ltd.	2,547,500	955,539
Liu Chong Hing Investment, Ltd.	2,066,000	1,562,726
#Luks Industrial Group, Ltd.	758,642	429,033
*Magnificent Estates, Ltd.	34,794,600	654,524

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Melbourne Enterprises, Ltd.	41,000	$322,168
#*Melco International Development, Ltd.	6,675,000	4,294,499
Min Xin Holdings, Ltd.	3,688,000	1,840,340
*Minmetals Holdings, Ltd.	1,896,000	576,247
#Miramar Hotel & Investment Co., Ltd.	1,729,000	1,716,463
Nanyang Holdings, Ltd.	101,350	138,451
National Electronics Holdings, Ltd.	5,104,000	273,138
*New City China Development, Ltd.	6,760	231
New World Development Co., Ltd.	1,123	2,667
Norstar Founders Group, Ltd.	456,000	42,952
*Orient Power Holdings, Ltd.	2,182,573	52,945
Oriental Watch Holdings, Ltd.	1,128,000	267,623
Pacific Andes International Holdings, Ltd.	18,732,986	3,122,578
*Pacific Century Premium Developments, Ltd.	16,851,000	4,667,756
Paliburg Holdings, Ltd.	10,312,900	2,215,628
Playmates Holdings, Ltd.	2,445,700	628,086
Pokfulam Development Co., Ltd.	244,000	134,184
#Public Financial Holdings, Ltd.	2,610,000	1,339,977
*PYI Corp., Ltd.	25,833,525	1,131,258
Regal Hotels International Holdings, Ltd.	74,000	23,733
Rivera Holdings, Ltd.	3,152,000	128,024
Roadshow Holdings, Ltd.	2,956,000	236,452
*San Miguel Brewery Hong Kong, Ltd.	1,130,400	170,643
*Sanyuan Group, Ltd.	258,750	5,008
Sea Holdings, Ltd.	1,541,000	691,594
Shell Electric Manufacturing Co., Ltd.	5,105,974	2,470,617
Shougang Concord Century Holdings, Ltd.	12,362,000	1,353,665
#Shui On Construction & Materials, Ltd.	422,000	597,726
*Shun Ho Resources Holdings, Ltd.	506,000	61,384
#Silver Grant International Industries, Ltd.	25,552,000	4,082,822
Singamas Container Holdings, Ltd.	5,514,000	872,207
*Sino-i Technology, Ltd.	125,557,000	920,939
Solomon Systech International, Ltd.	330,000	37,405
South China (China), Ltd.	9,502,448	1,360,853
South China Financial Holdings, Ltd.	8,121,600	82,507
South China Holdings, Ltd.	4,060,800	287,923
Stelux Holdings International, Ltd.	4,087,254	289,723
*Styland Holdings, Ltd.	1,362,447	4,344
Sun Hung Kai & Co., Ltd.	4,005,632	3,139,691
Sunway International Holdings, Ltd.	1,002,000	25,383
Symphony Holdings, Ltd.	7,847,000	398,262
Tai Cheung Holdings, Ltd.	5,486,000	3,242,666
Tai Fook Securities Group, Ltd.	3,411,586	1,200,704
Tai Sang Land Development, Ltd.	1,265,900	441,945
Tak Sing Alliance Holdings, Ltd.	4,357,335	1,155,999
#Tan Chong International, Ltd.	3,843,000	734,960
Tern Properties Co., Ltd.	168,000	65,021
*Tian Teck Land, Ltd.	800,000	642,245
*Titan Petrochemicals Group, Ltd.	23,420,000	755,790
*Tomorrow International Holdings, Ltd.	917,570	83,843
Tungtex (Holdings) Co., Ltd.	558,000	112,837
Tysan Holdings, Ltd.	614,000	70,346
Upbest Group, Ltd.	3,250,000	395,129
*U-Right International Holdings, Ltd.	39,602,000	71,539
USI Holdings, Ltd.	672,749	197,401
Varitronix International, Ltd.	2,050,000	693,927
Victory City International Holdings, Ltd.	2,606,005	417,900
*VST Holdings, Ltd.	2,202,000	393,782
*Warderly International Holdings, Ltd.	1,705,000	105,599
Wheelock Properties, Ltd.	6,406,000	4,260,641
Wing On Co. International, Ltd.	2,597,000	3,341,573

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Wing Shan International, Ltd.	734,000	$71,839
Wong’s International (Holdings), Ltd.	209,000	25,872
*Wonson International Holdings, Ltd.	40,000	2,573
Y. T. Realty Group, Ltd.	1,726,000	287,229
Yau Lee Holdings, Ltd.	1,409,750	246,923

TOTAL HONG KONG		156,673,029

IRELAND — (0.9%)
*Abbey P.L.C.	361,926	2,308,237
*Aer Lingus Group P.L.C.	27,750	17,791
*Anglo Irish Bank Corp. P.L.C.	708,018	218,982
*BlackRock International Land P.L.C.	1,302,200	141,299
C&C Group P.L.C.	495,606	1,447,939
*Datalex P.L.C.	1,287,618	412,928
DCC P.L.C.	697,178	14,916,625
Donegal Creameries P.L.C.	28,204	84,249
*Dragon Oil P.L.C.	1,038,268	5,768,357
FBD Holdings P.L.C.	73,091	727,565
Fyffes P.L.C.	7,172,397	3,838,770
Grafton Group P.L.C.	684,321	3,292,936
Greencore Group P.L.C.	590,708	900,199
Greencore Group P.L.C.	91,835	139,887
IFG Group P.L.C.	184,564	275,907
Irish Continental Group P.L.C.	546,604	7,869,452
Irish Life & Permanent P.L.C.	2,006,007	9,834,186
*Kingspan Group P.L.C.	51,668	359,311
*Lantor P.L.C.	77,019	—
*McInerney Holdings P.L.C.	599,186	123,832
*Qualceram Shires P.L.C.	30,338	3,459
Readymix P.L.C.	1,379,329	335,514
Smurfit Kappa Group P.L.C.	731,178	4,274,944
Total Produce P.L.C.	3,890,136	1,871,331
*Waterford Wedgwood P.L.C.	19,269,829	27,465

TOTAL IRELAND		59,191,165

ITALY — (4.0%)
Acegas-APS SpA	351,784	2,332,885
Actelios SpA	52,570	290,105
*Amplifon SpA	242,737	903,679
Banca Finnat Euramerica SpA	373,722	281,143
Banca Piccolo Credito Valtellinese Scarl SpA	1,378,384	13,686,038
Banca Popolare dell’Etruria e del Lazio Scarl	1,309,029	8,191,722
Banca Popolare di Milano Scarl	10,151,010	61,419,963
Banca Popolare di Spoleto SpA	500	3,524
#Benetton Group SpA	583,228	4,973,787
Buzzi Unicem SpA	48,234	723,529
*C.I.R. SpA - Compagnie Industriali Riunite	7,066,777	13,374,648
Caltagirone Editore SpA	717,734	1,814,334
Caltagirone SpA	690,153	2,167,074
#*Carraro SpA	182,281	713,174
Cembre SpA	10,392	52,752
Cementir SpA	2,053,309	8,452,080
*Centrale del Latte di Torino & Co. SpA	103,570	328,394
Credito Artigiano SpA	1,228,539	3,357,414
*Credito Emiliano SpA	302,611	1,623,299
CSP International Fashion Group SpA	220,420	240,420
#Danieli & Co. SpA	329,838	6,314,014
De Longhi SpA	1,089,196	3,277,702
#*EEMS Italia SpA	215,720	305,539
Elica SpA	13,095	23,662
ERG SpA	118,750	1,760,666

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
#*ErgyCapital SpA	18,702	$15,490
Fondiaria - Sai SpA	1,511,837	25,316,275
Gefran SpA	133,442	431,983
#*Gemina SpA	10,511,475	8,277,328
*Giovanni Crespi SpA	349,101	131,602
Granitifiandre SpA	24,518	93,308
*Gruppo Ceramiche Ricchetti SpA	324,663	332,361
*I Grandi Viaggi SpA	283,577	391,129
*Immsi SpA	1,372,275	1,700,804
Industria Romagnola Conduttori Elettrici SpA	156,907	403,710
Intek SpA	2,774,336	1,085,216
#Italcementi SpA	1,317,248	17,247,936
*Italmobiliare SpA	177,965	6,048,456
KME Group SpA	2,926,630	2,140,628
Milano Assicurazioni SpA	5,585,504	19,048,263
*Monrif SpA	183,000	112,528
*Montefibre SpA	1,371,144	366,550
*Olidata SpA	180,548	192,966
*Pagnossin SpA	79,000	—
*Pirelli & Co. Real Estate SpA	4,897,433	3,775,880
*Pirelli & Co. SpA	67,386,003	28,126,820
*Poligrafici Editoriale SpA	257,869	132,999
*Premafin Finanziaria SpA	5,668,994	7,917,784
*RDM Realty SpA	16,446	48,336
*Reno de Medici SpA	3,300,827	917,916
*Risanamento Napoli SpA	526,404	256,997
#*Safilo Group SpA	3,522,777	2,075,324
*Seat Pagine Gialle SpA	199,755	51,534
*Snai SpA	28,036	119,956
*Snia SpA	1,149,171	289,721
Societa Partecipazioni Finanziarie SpA	4,853	909
*Sogefi SpA	141,810	314,054
#Sol SpA	129,652	730,400
*Sorin SpA	2,577,083	3,938,567
*Stefanel SpA	601,938	335,132
#*Unipol Gruppo Finanziario SpA	8,609,083	10,784,994
Vianini Industria SpA	189,600	394,710
#Vianini Lavori SpA	359,927	2,258,457
*Vincenzo Zucchi SpA	21,355	13,973

TOTAL ITALY		282,432,543

JAPAN — (23.0%)
Achilles Corp.	1,034,000	1,664,651
Adeka Corp.	261,600	2,339,261
#Aderans Holdings Co., Ltd.	24,900	347,246
#*Advanex, Inc.	47,000	40,474
Agro-Kanesho Co., Ltd.	18,000	151,857
#Ahresty Corp.	116,200	539,080
Aichi Bank, Ltd. (The)	134,800	11,518,559
#Aichi Machine Industry Co., Ltd.	1,523,000	4,440,322
Aichi Steel Corp.	8,000	29,911
Aida Engineering, Ltd.	949,000	3,169,492
Aigan Co., Ltd.	405,000	2,455,373
Airport Facilities Co., Ltd.	276,600	1,506,101
Aisan Industry Co., Ltd.	157,800	1,365,253
Akita Bank, Ltd. (The)	3,620,000	13,434,080
Aloka Co., Ltd.	242,100	2,455,509
#Alpine Electronics, Inc.	223,200	2,240,070
*Alps Electric Co., Ltd.	1,099,300	6,111,963
#Altech Co., Ltd.	155,700	368,066
Ando Corp.	1,740,000	2,570,939

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
#AOC Holdings, Inc.	377,400	$3,568,870
AOI Advertising Promotion, Inc.	11,500	62,605
AOI Electronics Co., Ltd.	26,400	355,238
AOKI Holdings, Inc.	317,600	3,455,980
#Aomori Bank, Ltd. (The)	99,000	394,355
Aoyama Trading Co., Ltd.	371,300	6,258,537
Arakawa Chemical Industries, Ltd.	270,300	3,329,685
Araya Industrial Co., Ltd.	1,049,000	1,635,283
#Arisawa Manufacturing Co., Ltd.	289,182	2,340,368
Aronkasei Co., Ltd.	393,000	1,432,911
*ART Corp.	33,100	547,009
Asahi Kogyosha Co., Ltd.	477,000	1,922,840
Asahi Organic Chemicals Industry Co., Ltd.	1,278,000	3,344,681
*Asahi Tec Corp.	2,386,000	1,154,970
Ashimori Industry Co., Ltd.	1,323,000	2,052,806
Asia Air Survey Co., Ltd.	79,000	205,051
ASKA Pharmaceutical Co., Ltd.	341,000	2,947,077
Asti Corp.	81,000	221,747
Asunaro Aoki Construction Co., Ltd.	711,500	3,544,340
Ataka Construction & Engineering Co., Ltd.	136,000	338,327
Atsugi Co., Ltd.	4,965,000	6,688,843
Autobacs Seven Co., Ltd.	436,300	14,834,198
Bando Chemical Industries, Ltd.	22,000	60,572
#Bank of Iwate, Ltd. (The)	232,000	13,547,514
Bank of Nagoya, Ltd. (The)	1,305,706	5,707,205
Bank of Okinawa, Ltd. (The)	150,100	5,549,351
Bank of Saga, Ltd. (The)	2,043,000	6,819,859
#Bank of the Ryukyus, Ltd.	429,500	4,963,952
#Belluna Co., Ltd.	408,362	1,677,113
#Best Denki Co., Ltd.	1,729,500	8,641,993
#Bunka Shutter Co., Ltd.	452,000	1,664,738
Calsonic Kansei Corp.	2,699,000	6,601,102
Catena Corp.	243,000	588,589
Cawachi, Ltd.	24,000	440,702
*Cedyna Financial Corp.	20,199	38,612
Central Glass Co., Ltd.	1,489,000	6,268,584
Central Security Patrols Co., Ltd.	45,800	461,757
CFS Corp.	15,500	95,644
Chodai Co., Ltd.	31,500	91,459
Chofu Seisakusho Co., Ltd.	270,000	5,491,264
Chubu Shiryo Co., Ltd.	218,000	1,886,295
#Chudenko Corp.	501,760	8,025,097
Chuetsu Pulp and Paper Co., Ltd.	1,970,000	4,902,778
*Chugai Mining Co., Ltd.	1,906,200	823,300
Chukyo Bank, Ltd. (The)	1,629,000	5,274,212
*Chuo Corp.	30,000	317
Chuo Gyorui Co., Ltd.	664,000	1,246,879
Chuo Spring Co., Ltd.	912,000	2,506,537
#Cleanup Corp.	501,000	2,725,618
#CMK Corp.	851,400	8,675,645
Coca-Cola Central Japan Co., Ltd.	523,700	7,289,094
#*Columbia Music Entertainment, Inc.	477,000	220,916
Computer Engineering & Consulting, Ltd.	47,500	345,930
Corona Corp.	362,300	4,312,653
*Creed Corp.	597	959
Cresco, Ltd.	102,600	539,399
Cross Plus, Inc.	81,100	977,654
CTI Engineering Co., Ltd.	211,800	1,289,353
Dai-Dan Co., Ltd.	587,000	3,111,870
Daido Kogyo Co., Ltd.	403,000	650,531
#Daido Metal Co., Ltd.	403,000	1,538,855

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Daiei, Inc. (The)	876,650	$3,457,406
Daiichi Kogyo Seiyaku Co., Ltd.	670,000	1,809,417
#Daiki Aluminium Industry Co., Ltd.	161,000	359,645
#Daiko Clearing Services Corp.	334,300	1,931,991
*Daiko Denshi Tsushin, Ltd.	16,000	28,059
Daimaruenawin Co., Ltd.	10,600	63,038
Dainichi Co., Ltd.	263,600	1,906,230
*Dainippon Screen Manufacturing Co., Ltd.	167,000	602,664
Daisan Bank, Ltd. (The)	868,000	2,273,685
Daishi Bank, Ltd. (The)	157,000	622,881
Daito Bank, Ltd. (The)	1,673,000	1,449,756
Daiwa Odakyu Construction Co., Ltd.	183,000	412,241
DC Co., Ltd.	442,000	1,325,342
Denyo Co., Ltd.	261,700	2,049,656
Dijet Industrial Co., Ltd.	53,000	89,321
DMW Corp.	58,800	1,021,504
#DyDo Drinco, Inc.	103,600	3,033,839
Eagle Industry Co., Ltd.	29,000	122,351
*Ebara Corp.	15,000	48,197
#Edion Corp.	318,000	1,856,878
*Edosawa Co., Ltd.	47,000	80,715
Ehime Bank, Ltd. (The)	1,377,000	3,585,889
Eighteenth Bank, Ltd. (The)	3,892,000	11,022,252
Eikoh, Inc.	54,000	230,040
#*Elpida Memory, Inc.	544,800	6,176,117
#Enplas Corp.	576,500	10,468,817
ESPEC Corp.	260,300	1,839,305
Exedy Corp.	4,900	115,151
Fine Sinter Co., Ltd.	84,000	168,457
#*First Baking Co., Ltd.	1,170,000	1,353,833
*Fudo Tetra Corp.	24,500	19,318
#Fuji Electric Engineering & Construction Co., Ltd.	44,000	80,174
Fuji Electric Holdings Co., Ltd.	1,927,000	3,368,704
#*Fuji Kiko Co., Ltd.	169,000	209,007
Fujicco Co., Ltd.	317,600	3,617,869
Fujikura Rubber, Ltd.	30,000	119,820
Fujitec Co., Ltd.	10,000	52,972
Fujitsu Business Systems, Ltd.	451,100	10,441,539
Fujitsu Frontech, Ltd.	346,100	3,406,647
*Fukuda Corp.	12,000	20,743
#Fukuyama Transporting Co., Ltd.	2,602,000	12,110,992
Fuso Dentsu Co., Ltd.	20,000	83,066
Fuso Pharmaceutical Industries, Ltd.	996,000	3,306,302
Futaba Corp.	661,200	11,583,641
#Futaba Industrial Co., Ltd.	425,100	1,650,695
#Fuyo General Lease Co., Ltd.	20,000	441,054
#Gakken Co., Ltd.	1,799,000	3,374,512
Gecoss Corp.	452,500	2,103,559
Godo Steel, Ltd.	2,209,000	6,087,643
#Goldcrest Co., Ltd.	84,130	2,005,206
Gourmet Kineya Co., Ltd.	216,000	1,446,935
*Gro-Bels Co., Ltd.	774,000	228,469
#Gun-Ei Chemical Industry Co., Ltd.	1,441,000	3,319,623
Gunze, Ltd.	569,000	2,438,812
#Hakuto Co., Ltd.	115,900	1,002,880
Happinet Corp.	800	10,002
Harima Chemicals, Inc.	395,000	1,799,604
Haruyama Trading Co., Ltd.	299,000	1,434,606
#Hazama Corp.	1,583,000	1,885,792
Heiwa Real Estate Co., Ltd.	645,000	2,245,049
Hibiya Engineering, Ltd.	647,000	5,353,278

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Higashi-Nippon Bank, Ltd.	1,301,000	$2,811,381
Higo Bank, Ltd. (The)	141,000	861,935
*Hino Motors, Ltd.	523,000	1,737,282
Hitachi Business Solution Co., Ltd.	27,600	204,742
Hitachi Cable, Ltd.	779,000	2,574,347
Hitachi Kokusai Electric, Inc.	255,000	1,872,974
#Hitachi Maxell, Ltd.	1,001,600	18,174,622
Hitachi Medical Corp.	651,000	6,231,776
Hitachi Metals Techno, Ltd.	53,500	212,064
Hitachi Plant Technologies, Ltd.	180,000	1,145,413
#Hodogaya Chemical Co., Ltd.	965,000	2,354,061
Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,460,444
Hokkan Holdings, Ltd.	907,000	2,340,635
Hokko Chemical Industry Co., Ltd.	374,000	1,269,692
#Hokkoku Bank, Ltd. (The)	788,000	2,916,479
#Hokuetsu Bank, Ltd. (The)	2,425,000	4,960,267
#Hokuetsu Paper Mills, Ltd.	3,429,000	17,206,918
Hokuriku Electrical Construction Co., Ltd.	205,000	638,811
Horipro, Inc.	155,300	1,253,539
*Howa Machinery, Ltd.	657,000	435,793
Hyakugo Bank, Ltd. (The)	227,000	1,117,721
Hyakujishi Bank, Ltd. (The)	127,000	599,727
*I Metal Technology Co., Ltd.	428,000	755,362
Ichikawa Co., Ltd.	310,000	763,109
Ichikoh Industries, Ltd.	203,000	339,736
Ihara Chemical Industry Co., Ltd.	740,000	2,856,418
#Imasen Electric Industrial Co., Ltd.	94,200	1,171,550
#*Impress Holdings, Inc.	445,400	985,348
Inaba Seisakusho Co., Ltd.	37,000	373,550
Inabata and Co., Ltd.	1,059,400	4,854,291
Ines Corp.	1,202,600	10,221,115
Ishikawajima Transport Machinery Co., Ltd.	297,000	1,277,433
Ishizuka Glass Co., Ltd.	659,000	1,380,077
Itochu-Shokuhin Co., Ltd.	7,600	273,198
Itoham Foods, Inc.	2,080,000	6,781,355
Itoki Corp.	313,200	851,890
Iwaki & Co., Ltd.	773,000	1,555,276
*Iwasaki Electric Co., Ltd.	1,739,000	3,905,072
#*Iwatsu Electric Co., Ltd.	195,000	217,178
Izumiya Co., Ltd.	1,605,000	9,206,672
Japan Digital Laboratory Co., Ltd.	482,500	5,985,442
#Japan Foundation Engineering Co., Ltd.	590,600	1,589,961
#Japan Medical Dynamic Marketing, Inc.	451,900	969,326
Japan Oil Transportation Co., Ltd.	576,000	1,173,134
#Japan Pulp & Paper Co., Ltd.	1,485,000	4,991,807
#Japan Radio Co., Ltd.	475,000	1,134,739
Japan Steel Tower Co., Ltd.	156,000	682,172
Japan Transcity Corp.	589,000	1,747,918
#Japan Wool Textile Co., Ltd. (The)	81,000	611,762
Jastec Co., Ltd.	18,800	98,388
JBIS Holdings, Inc.	37,700	137,703
Jeans Mate Corp.	11,708	73,848
JIEC Co., Ltd.	50	43,261
JMS Co., Ltd.	655,000	2,485,719
#Joban Kosan Co., Ltd.	936,000	1,508,549
JSP Corp.	322,700	2,475,101
#Juki Corp.	444,000	540,412
*JVC Kenwood Holdings, Inc.	11,548,000	7,288,519
K.R.S. Corp.	157,800	1,529,890
Kagawa Bank, Ltd. (The)	1,702,000	7,305,038
Kagoshima Bank, Ltd. (The)	1,259,500	9,898,689

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Kamagai Gumi Co., Ltd.	140,000	$114,792
Kameda Seika Co., Ltd.	5,200	83,145
Kamei Corp.	479,000	2,953,732
Kanaden Corp.	465,000	2,533,506
Kanamoto Co., Ltd.	447,000	2,308,920
Kanematsu Electronics, Ltd.	89,700	864,912
Kanto Natural Gas Development Co., Ltd.	457,000	2,615,207
*Kanto Tsukuba Bank, Ltd. (The)	439,100	1,464,995
Kasai Kogyo Co., Ltd.	196,000	497,331
Katakura Chikkarin Co., Ltd.	249,000	913,029
Kato Sangyo Co., Ltd.	98,800	1,584,353
#Kato Works Co., Ltd.	749,000	1,829,845
Kawasaki Kasei Chemicals, Ltd.	658,000	909,854
Kawasumi Laboratories, Inc.	239,000	1,612,389
Kayaba Industry Co., Ltd.	175,000	401,353
Keihanshin Real Estate Co., Ltd.	190,000	891,012
#Keihin Corp.	101,000	1,516,555
#*Kenedix, Inc.	6,431	2,474,062
Key Coffee, Inc.	17,800	297,360
#*Kishu Paper Co., Ltd.	2,645,000	2,530,693
#Kitagawa Iron Works Co., Ltd.	123,000	153,041
Kita-Nippon Bank, Ltd. (The)	147,800	4,042,661
Kitano Construction Corp.	786,000	1,913,007
Kitazawa Sangyo Co., Ltd.	247,000	541,410
#Koa Corp.	570,100	5,109,871
Koekisha Co., Ltd.	68,700	1,228,734
Kohnan Shoji Co., Ltd.	247,200	2,408,234
Koito Industries, Ltd.	304,000	1,233,556
#Kojima Co., Ltd.	696,000	3,509,417
Kokuyo Co., Ltd.	1,316,411	11,213,787
Komai Tekko, Inc.	799,000	1,766,545
Komatsu Seiren Co., Ltd.	717,000	2,654,418
Komatsu Wall Industry Co., Ltd.	146,900	1,838,049
Komori Corp.	586,300	6,363,943
#Konaka Co., Ltd.	643,749	2,071,000
Kondotec, Inc.	35,000	224,789
Konishi Co., Ltd.	264,600	2,097,985
#Kosei Securities Co., Ltd.	614,000	730,378
Ku Holdings Co., Ltd.	171,700	648,549
Kumiai Chemical Industry Co., Ltd.	899,000	3,932,036
Kurabo Industries, Ltd.	5,327,000	11,020,579
#*Kurimoto, Ltd.	4,060,000	4,278,119
Kuroda Electric Co., Ltd.	42,000	574,742
Kuroganeya Co., Ltd.	99,000	341,888
#Kyodo Printing Co., Ltd.	1,897,000	6,365,722
Kyoei Sangyo Co., Ltd.	363,000	810,823
#Kyokuto Boeki Kaisha, Ltd.	499,000	775,261
Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	3,470,931
Kyosan Electric Manufacturing Co., Ltd.	819,000	3,657,054
Kyowa Leather Cloth Co., Ltd.	352,500	1,477,094
Kyudenko Corp.	977,000	5,976,544
#*Lonseal Corp.	306,000	378,987
#Macnica, Inc.	125,400	2,101,644
Maeda Corp.	4,690,000	14,763,723
Maeda Road Construction Co., Ltd.	889,000	7,754,000
*Maezawa Industries, Inc.	279,600	673,222
Maezawa Kaisei Industries Co., Ltd.	179,300	1,968,395
Maezawa Kyuso Industries Co., Ltd.	109,300	1,761,175
Makino Milling Machine Co., Ltd.	635,000	2,078,700
Marubun Corp.	256,100	1,769,773
Marudai Food Co., Ltd.	2,925,000	7,407,949

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Maruei Department Store Co., Ltd.	558,400	$1,018,100
#Maruwa Co., Ltd.	118,400	2,202,892
Maruwn Corp.	296,200	821,536
#Maruyama Manufacturing Co., Inc.	97,000	209,408
Maruzen Co., Ltd.	20,000	97,513
Maruzen Showa Unyu Co., Ltd.	1,302,000	4,113,417
Maspro Denkoh Corp.	389,200	3,466,607
Matsui Construction Co., Ltd.	447,700	1,824,147
#*Meiji Machine Co., Ltd.	1,572,000	942,342
#*Meiwa Estate Co., Ltd.	322,500	1,947,409
Mercian Corp.	3,153,000	7,252,962
Mesco, Inc.	92,000	458,420
Michinoku Bank, Ltd. (The)	2,758,000	6,223,759
Mikuni Coca-Cola Bottling Co., Ltd.	366,500	3,019,137
Mikuni Corp.	179,000	241,285
*Minato Bank, Ltd. (The)	121,000	171,929
*Misawa Homes Co., Ltd,	124,700	465,263
Mito Securities Co., Ltd.	16,000	48,710
*Mitsuba Corp.	883,000	3,164,874
Mitsubishi Pencil Co., Ltd.	14,500	171,144
Mitsui High-Tec, Inc.	131,200	1,693,567
#Mitsui Matsushima Co., Ltd.	62,000	82,772
Mitsumura Printing Co., Ltd.	88,000	312,811
#Mitsuuroko Co., Ltd.	792,400	4,816,007
Miyazaki Bank, Ltd. (The)	2,556,260	10,036,929
Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,780,453
#Miyuki Keori Co., Ltd.	533,000	1,963,101
Mizuno Corp.	610,000	2,744,387
Mori Seiki Co., Ltd.	91,900	1,025,941
Morita Holdings Corp.	138,000	571,263
Morozoff, Ltd.	408,000	1,332,763
Mory Industries, Inc.	582,000	1,296,223
MR Max Corp.	675,300	3,602,961
*Mutoh Holdings Co., Ltd.	49,000	80,919
Mutow Co., Ltd.	498,200	2,153,388
Nagano Bank, Ltd. (The)	1,477,000	3,455,107
Nagase & Co., Ltd.	284,000	3,205,952
Nakabayashi Co., Ltd.	964,000	2,235,571
Nakayama Steel Works, Ltd.	3,072,000	6,554,187
Nanto Bank, Ltd. (The)	4,000	23,517
NEC Capital Solutions, Ltd.	176,300	2,462,556
#*NEC Electronics Corp.	287,800	2,945,050
#Neturen Co., Ltd.	264,000	1,811,079
#New Japan Radio Co., Ltd.	148,000	424,264
#Nice Holdings, Inc.	1,406,000	2,828,562
Nichia Steel Works, Ltd.	854,200	3,005,440
Nichiban Co., Ltd.	567,000	1,937,832
Nichicon Corp.	1,179,600	17,807,256
#Nichiha Corp.	287,700	2,202,416
#Nichimo Co., Ltd.	920,000	1,628,961
Nichireki Co., Ltd.	554,000	2,123,884
#Nihon Eslead Corp.	53,048	535,311
Nihon Kagaku Sangyo Co., Ltd.	16,000	103,037
Nihon Matai Co., Ltd.	461,000	482,107
Nihon Shokuh Kako Co., Ltd.	170,000	712,797
Nihon Tokushu Toryo Co., Ltd.	75,000	266,513
Nikko Co., Ltd.	527,000	1,595,825
#Nippo Corp.	1,643,000	13,037,610
Nippon Beet Sugar Manufacturing Co., Ltd.	3,043,000	7,563,835
#Nippon Ceramic Co., Ltd.	6,000	77,612
Nippon Chemical Industrial Co., Ltd.	1,609,000	4,316,791

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nippon Chemi-Con Corp.	1,661,000	$5,925,444
#Nippon Chutetsukan K.K.	582,000	826,935
#Nippon Concrete Industries Co., Ltd.	1,088,000	1,939,723
Nippon Densetsu Kogyo Co., Ltd.	132,000	1,401,391
Nippon Denwa Shisetu Co., Ltd.	824,000	2,473,409
Nippon Felt Co., Ltd.	73,100	315,535
Nippon Fine Chemical Co., Ltd.	332,900	2,139,849
#Nippon Flour Mills Co., Ltd.	1,845,000	8,877,335
Nippon Hume Corp.	544,000	1,658,563
Nippon Jogesuido Sekkei Co., Ltd.	218	217,339
Nippon Kinzoku Co., Ltd.	56,000	94,765
Nippon Koei Co., Ltd.	1,400,000	4,779,604
Nippon Konpo Unyu Soko Co., Ltd.	493,000	5,912,864
*Nippon Light Metal Co., Ltd.	4,269,000	4,167,789
#*Nippon Piston Ring Co., Ltd.	1,814,000	1,991,259
#Nippon Road Co., Ltd. (The)	1,916,000	4,760,975
Nippon Seiki Co., Ltd.	26,000	318,903
Nippon Soda Co., Ltd.	1,111,000	5,454,672
Nippon Systemware Co., Ltd.	211,200	748,345
Nippon Tungsten Co., Ltd.	243,000	406,922
Nippon Yakin Kogyo Co., Ltd.	29,000	148,712
#Nishimatsu Construction Co., Ltd.	8,152,073	11,167,101
Nishishiba Electric Co., Ltd.	104,000	183,023
Nissan Shatai Co., Ltd.	606,000	5,572,595
Nisshin Oillio Group, Ltd. (The)	27,000	143,370
Nissin Corp.	249,000	627,165
Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,581,909
Nissui Pharmaceutical Co., Ltd.	220,400	1,889,802
Nittan Valve Co., Ltd.	104,200	373,281
Nittetsu Mining Co., Ltd.	2,032,000	8,834,543
Nitto FC Co., Ltd.	243,000	1,384,757
Nitto Flour Milling Co., Ltd.	370,000	1,231,279
*NOK Corp.	16,200	197,752
Noritsu Koki Co., Ltd.	438,700	3,816,406
#Noritz Corp.	89,100	995,086
Obayashi Road Corp.	671,000	1,384,950
*OHARA, Inc.	9,600	135,082
Oie Sangyo Co., Ltd.	12,700	105,771
Oita Bank, Ltd. (The)	2,508,000	12,552,059
Okabe Co., Ltd.	491,000	1,896,572
#OKK Corp.	25,000	23,401
OKUMA Corp.	245,000	1,099,407
#Okumura Corp.	2,396,000	9,959,170
*Okura Industrial Co., Ltd.	1,021,000	2,627,959
Olympic Corp.	377,000	2,411,616
*Omikenshi Co., Ltd.	688,000	508,398
Onoken Co., Ltd.	205,000	2,132,009
Oriental Yeast Co., Ltd.	269,000	1,476,882
Origin Electric Co., Ltd.	45,000	138,307
Osaka Organic Chemical Industry, Ltd.	21,000	78,207
Osaka Steel Co., Ltd.	594,600	10,221,716
Oyo Corp.	455,800	4,554,775
#*P.S. Mitsubishi Construction Co., Ltd.	196,800	812,795
Pacific Industrial Co., Ltd.	1,106,000	4,997,518
PanaHome Corp.	197,000	1,150,595
#Paramount Bed Co., Ltd.	313,600	4,933,650
*Pasco Corp.	154,500	288,348
#*Penta-Ocean Construction Co., Ltd.	4,120,500	5,576,932
Piolax, Inc.	205,300	3,523,999
#*Pioneer Electronic Corp.	1,162,200	3,381,585
Press Kogyo Co., Ltd.	79,000	137,614

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Raito Kogyo Co., Ltd.	1,098,000	$2,899,968
#*Rasa Industries, Ltd.	270,000	340,481
#*Renown, Inc.	1,239,060	2,757,332
Rheon Automatic Machinery Co., Ltd.	305,000	830,106
#*Rhythm Watch Co., Ltd.	3,175,000	4,712,273
Ricoh Leasing Co., Ltd.	23,600	466,824
Riken Technos Corp.	851,000	1,846,960
Riken Vitamin Co., Ltd.	43,100	1,219,611
RISA Partners, Inc.	436	383,884
#Round One Corp.	116,500	1,078,048
Ryobi, Ltd.	24,000	61,922
Ryoden Trading Co., Ltd.	633,000	3,718,786
Ryosan Co., Ltd.	631,200	16,168,191
Ryoyo Electro Corp.	623,100	5,320,194
S Foods, Inc.	14,000	122,650
Sakai Chemical Industry Co., Ltd.	1,552,000	6,500,183
Sakai Heavy Industries, Ltd.	748,000	1,226,196
Sakata INX Corp.	187,000	729,661
#Sakata Seed Corp.	407,600	6,061,853
#Sala Corp.	288,000	1,562,958
San-Ai Oil Co., Ltd.	1,210,000	5,657,488
*Sanden Corp.	2,669,000	7,478,396
#Sanei-International Co., Ltd.	60,200	657,370
San-in Godo Bank, Ltd. (The)	1,415,000	13,306,452
#*Sanix, Inc.	975,200	1,149,382
Sanken Electric Co., Ltd.	633,000	2,487,843
Sanki Engineering Co., Ltd.	1,514,000	11,853,062
#Sankyo Seiko Co., Ltd.	912,100	2,188,482
#*Sankyo-Tateyama Holdings, Inc.	3,743,000	3,343,252
Sanoh Industrial Co., Ltd.	318,600	1,925,647
Sanritsu Corp.	111,500	770,028
Sanshin Electronics Co., Ltd.	663,000	5,865,412
Sanyo Denki Co., Ltd.	103,000	412,637
Sanyo Engineering & Construction, Inc.	201,000	757,283
Sanyo Industries, Ltd.	714,000	1,249,513
Sato Shoji Corp.	145,800	772,518
Satori Electric Co., Ltd.	98,560	612,407
*Saxa Holdings, Inc.	1,019,000	2,253,160
Seibu Electric Industry Co., Ltd.	286,000	1,363,730
Seiko Holdings Corp.	1,000	2,567
Seino Holdings Co., Ltd.	1,265,000	9,880,469
Seiren Co., Ltd.	22,200	122,913
Sekisui Jushi Co., Ltd.	624,000	5,040,381
Sekisui Plastics Co., Ltd.	1,429,000	5,411,371
#Senko Co., Ltd.	1,048,000	3,859,145
Senshukai Co., Ltd.	217,100	1,448,957
Shibuya Kogyo Co., Ltd.	129,900	1,062,200
#Shikibo, Ltd.	3,501,000	6,294,007
Shikoku Bank, Ltd.	1,316,000	4,762,350
Shikoku Coca-Cola Bottling Co., Ltd.	469,300	4,602,741
#Shimizu Bank, Ltd.	180,300	7,042,285
Shin Nippon Air Technologies Co., Ltd.	307,820	2,231,966
Shinagawa Refractories Co., Ltd.	758,000	1,908,666
Shindengen Electric Manufacturing Co., Ltd.	763,000	1,772,762
Shinkawa, Ltd.	64,600	984,662
Shinko Shoji Co., Ltd.	340,200	3,071,304
Shinko Wire Co., Ltd.	477,000	872,357
Shinmaywa Industries, Ltd.	2,597,000	9,458,663
Shoei Foods Corp.	177,000	812,330
Showa Corp.	857,600	4,821,057
Showa Tansan Co., Ltd.	43,000	133,102

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Siix Corp.	22,000	$111,273
Sinanen Co., Ltd.	849,000	4,249,380
Sintokogio, Ltd.	299,000	2,081,310
SNT Corp.	553,500	1,641,626
Soda Nikka Co., Ltd.	324,000	1,031,607
#*Sodick Co., Ltd.	211,000	530,701
Somar Corp.	191,000	469,666
Sonton Food Industry Co., Ltd.	110,000	732,216
Space Co., Ltd.	47,160	316,047
Starzen Corp.	76,000	176,437
Subaru Enterprise Co., Ltd.	247,000	748,665
Sugimoto & Co., Ltd.	96,700	924,310
Sumida Corp.	8,500	55,482
Suminoe Textile Co., Ltd.	804,000	1,290,618
Sumitomo Densetsu Co., Ltd.	398,200	2,047,980
Sumitomo Forestry Co., Ltd.	176,334	1,401,275
#*Sumitomo Mitsui Construction Co., Ltd.	972,160	995,541
#Sumitomo Osaka Cement Co., Ltd.	4,368,000	8,285,087
#Sumitomo Pipe & Tube Co., Ltd.	569,000	3,132,453
#Sumitomo Precision Products Co., Ltd.	314,000	1,203,624
Sumitomo Warehouse Co., Ltd.	704,000	2,970,150
#*SWCC Showa Holdings Co., Ltd.	6,737,000	7,865,205
Tachibana Eletech Co., Ltd.	216,900	1,880,488
Tachikawa Corp.	188,400	865,184
Tachi-S Co., Ltd.	789,910	7,170,957
Taihei Dengyo Kaisha, Ltd.	206,000	2,025,445
#Taiheiyo Kouhatsu, Inc.	1,881,000	1,488,523
Taiho Kogyo Co., Ltd.	327,300	2,366,229
#Taikisha, Ltd.	458,000	5,022,577
Taisei Rotec Corp.	1,406,000	2,177,996
Takagi Securities Co., Ltd.	569,000	1,216,196
#Takano Co., Ltd.	305,800	1,983,268
#Takara Standard Co., Ltd.	1,266,000	7,496,596
Takasago Thermal Engineering Co., Ltd.	654,000	5,757,324
Takata Corp.	30,000	523,793
Takigami Steel Construction Co., Ltd.	199,000	487,426
#Takiron Co., Ltd.	1,055,000	3,327,077
*Takuma Co., Ltd.	1,152,000	2,777,785
#Tamura Corp.	1,189,000	4,681,433
*Tanseisha Co., Ltd.	207,000	601,602
Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,833,562
Tayca Corp.	735,000	2,210,230
TBK Co., Ltd.	190,000	353,344
Techno Associe Co., Ltd.	171,900	1,231,170
Techno Ryowa, Ltd.	227,370	1,331,199
#Teikoku Piston Ring Co., Ltd.	19,000	88,094
Teikoku Tsushin Kogyo Co., Ltd.	298,000	810,970
*Tekken Corp.	2,646,000	2,556,968
#*Ten Allied Co., Ltd.	212,300	728,727
#Tenma Corp.	576,100	6,908,000
Teraoka Seisakusho Co., Ltd.	166,300	731,543
Tigers Polymer Corp.	310,600	1,328,266
#Toa Corp.	5,695,000	7,422,129
#Toa Doro Kogyo Co., Ltd.	640,000	1,158,749
Tochigi Bank, Ltd.	2,687,000	12,944,383
#Toda Corp.	1,723,000	6,561,537
#Toda Kogyo Corp.	682,000	2,605,774
Todentu Corp.	694,000	1,324,970
Toenec Corp.	1,039,000	6,015,095
Toho Bank, Ltd.	1,709,000	7,717,542
Toho Zinc Co., Ltd.	9,000	37,390

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tohoku Bank, Ltd.	1,443,000	$2,358,717
Tohto Suisan Co., Ltd.	916,000	1,449,051
Tokai Lease Co., Ltd.	505,000	797,952
Tokai Rubber Industries, Ltd.	100,800	1,280,090
Tokai Tokyo Financial Holdings, Inc.	9,000	32,830
#Toko Electric Corp.	365,000	1,925,713
*Toko, Inc.	2,569,000	4,539,105
#Tokushima Bank, Ltd.	1,081,000	5,656,405
Tokushu Tokai Holdings Co., Ltd.	978,220	2,610,642
Tokyo Biso Kogyo Corp.	43,000	282,012
Tokyo Denpa Co., Ltd.	3,500	25,501
Tokyo Energy & Systems, Inc.	547,000	4,450,528
Tokyo Keiki, Inc.	34,000	45,106
#Tokyo Ohka Kogyo Co., Ltd.	177,100	3,776,243
Tokyo Sangyo Co., Ltd.	514,500	1,576,608
Tokyo Soir Co., Ltd.	202,000	455,478
Tokyo Style Co., Ltd.	1,578,000	12,660,659
Tokyo Tatemono Co., Ltd.	691,000	3,364,457
Tokyo Tekko Co., Ltd.	158,000	511,954
#Tokyo Tomin Bank, Ltd.	79,500	1,483,261
*Tokyu Construction Co., Ltd.	4,490	13,397
Tokyu Recreation Co., Ltd.	296,000	1,646,644
Toli Corp.	912,000	2,018,634
Tomato Bank, Ltd.	1,106,000	2,671,828
#Tomen Electronics Corp.	107,500	1,261,215
Tomoe Corp.	776,100	1,927,927
Tomoku Co., Ltd.	1,038,000	2,284,315
Tonami Holdings Co., Ltd.	1,509,000	4,196,574
Topre Corp.	94,800	807,723
Topy Industries, Ltd.	971,000	2,277,099
Torigoe Co., Ltd.	36,300	280,468
Torii Pharmaceutical Co., Ltd.	273,800	4,928,483
*Toshiba TEC Corp.	192,000	819,512
Tosho Printing Co., Ltd.	772,000	1,936,139
*Totenko Co., Ltd.	310,000	558,847
Totetsu Kogyo Co., Ltd.	454,000	2,863,083
#*Totoku Electric Co., Ltd.	1,034,000	1,153,403
#Tottori Bank, Ltd.	1,000,000	2,739,500
#*Towa Bank, Ltd.	578,000	378,798
Toyo Ink Manufacturing Co., Ltd.	2,873,000	9,394,022
Toyo Kanetsu K.K.	77,000	151,587
Toyo Kohan Co., Ltd.	2,110,000	8,152,562
Toyo Radiator Co., Ltd.	66,000	152,168
*Toyo Securities Co., Ltd.	72,000	185,050
#*Toyo Tire & Rubber Co., Ltd.	293,000	636,402
#Toyo Wharf & Warehouse Co., Ltd.	980,000	1,623,809
Trusco Nakayama Corp.	94,600	1,501,090
Tsubakimoto Chain Co.	39,000	134,135
Tsubakimoto Kogyo Co., Ltd.	15,000	36,758
#Tsudakoma Corp.	955,000	1,728,071
Tsugami Corp.	26,000	55,598
Tsukishima Kikai Co., Ltd.	354,000	2,092,444
Tsurumi Manufacturing Co., Ltd.	236,000	1,617,337
Tsutsumi Jewelry Co., Ltd.	256,100	5,148,676
Tsuzuki Denki Co., Ltd.	376,000	1,478,361
Tsuzuki Densan Co., Ltd.	4,400	12,205
TTK Co., Ltd.	136,000	536,793
TYK Corp.	690,000	1,534,984
Uchida Yoko Co., Ltd.	1,054,000	3,675,070
*Uniden Corp.	1,688,000	4,867,081
UNY Co., Ltd.	58,860	477,908

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#U-Shin, Ltd.	551,300	$2,892,606
*Vital Ksk Holdings, Inc.	371,600	2,034,228
*Wondertable, Ltd.	78,000	76,413
#Wood One Co., Ltd.	504,000	1,444,373
Yaizu Suisankagaku Industry Co., Ltd.	4,100	42,735
YAMABIKO Corp.	127,674	1,631,284
Yamagata Bank, Ltd.	1,655,000	8,932,746
Yamamura Glass Co., Ltd.	2,338,000	6,435,547
Yamanashi Chuo Bank, Ltd.	1,465,000	7,532,812
Yamatane Corp.	330,000	493,518
Yamato Corp.	332,000	1,155,173
Yamato International, Inc.	72,000	295,806
Yamaura Corp.	155,500	312,918
Yasuda Warehouse Co., Ltd. (The)	147,700	1,041,331
Yellow Hat, Ltd.	384,500	3,046,331
Yodogawa Steel Works, Ltd.	3,670,000	17,509,171
Yokohama Reito Co., Ltd.	1,059,000	6,651,911
Yondenko Corp.	438,650	2,127,940
Yonex Co., Ltd.	149,000	1,097,914
#Yorozu Corp.	63,800	739,635
Yuasa Funashoku Co., Ltd.	532,000	1,275,489
Yuraku Real Estate Co., Ltd.	24,000	56,252
Yurtec Corp.	1,097,000	6,408,016

TOTAL JAPAN		1,607,652,314

MALAYSIA — (0.0%)
*Rekapacific Berhad	130,000	—

NETHERLANDS — (1.7%)
Aalberts Industries NV	257,359	2,390,127
Batenburg Beheer NV	6,890	166,192
#*BE Semiconductor Industries NV	548,946	1,831,580
Crown Van Gelder NV	51,923	464,200
*Crucell NV	285,509	7,079,372
DOCdata NV	13,667	156,030
*Draka Holding NV	402,658	6,506,568
#*Gamma Holding NV	70,979	405,302
#*Heijmans NV	664,717	1,013,409
Kas Bank NV	216,806	3,397,516
#Kendrion NV	6,143	78,837
Koninklijke Bam Groep NV	957,126	8,389,368
#Koninklijke Ten Cate NV	191,615	3,630,572
Macintosh Retail Group NV	2,803	40,812
Mediq NV	73,752	975,857
*Nedfield NV	16,383	2,793
#Nutreco Holding NV	756,243	32,479,137
#Oce NV	2,152,451	10,625,592
#*Ordina NV	481,056	2,185,620
*Qurius NV	460,094	207,129
Roto Smeets Group NV	22,605	434,730
Royal Reesink NV	2,110	193,996
Smit Internationale NV	36,167	2,526,132
*SNS Reaal Groep NV	999,453	5,744,730
#Telegraaf Media Groep NV	76,159	1,256,963
*Textielgroep Twenthe NV	1,200	4,276
#TKH Group NV	106,796	1,552,844
#*TomTom NV	251,768	2,762,376
*USG People NV	1,386,176	18,466,309
*Van der Moolen Holding NV	822,078	1,308,659
Wavin NV	860,809	1,580,319

TOTAL NETHERLANDS		117,857,347

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (0.3%)
*AFFCO Holdings, Ltd.	4,822,896	$1,339,446
Air New Zealand, Ltd.	4,511,300	3,279,625
*Auckland International Airport, Ltd.	895,862	1,006,908
*CDL Investments New Zealand, Ltd.	866,651	154,845
Colonial Motor Co., Ltd.	207,470	334,953
#Fisher & Paykel Appliances Holdings, Ltd.	5,703,198	3,281,729
Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	764,100
Northland Port Corp. (New Zealand), Ltd.	24,300	33,108
Nuplex Industries, Ltd.	43,064	54,042
Pan Pacific Petroleum NL	748,157	312,300
Port of Tauranga, Ltd.	17,979	75,459
Pyne Gould Guinness, Ltd.	1,902,406	1,170,640
*Richina Pacific, Ltd.	929,648	221,604
*Rubicon, Ltd.	2,472,292	1,516,806
Sanford, Ltd.	1,099,644	3,852,416
*Tenon, Ltd.	372,153	250,938
Tourism Holdings, Ltd.	870,292	293,602
#Tower, Ltd.	2,055,028	2,364,708

TOTAL NEW ZEALAND		20,307,229

NORWAY — (1.0%)
#*Aktiv Kapital ASA	170,665	1,057,050
Atea ASA	128,618	641,371
*Austevoll Seafood ASA	73,345	342,546
*Birdstep Technology ASA	128,796	56,631
#*Blom ASA	29,500	74,281
Bonheur ASA	236,200	6,063,947
#*BW Offshore, Ltd.	334,030	391,752
*Camillo Eitze & Co. ASA	150,780	241,460
#*Cermaq ASA	511,276	3,638,856
*Dockwise, Ltd.	89,000	103,892
#*DOF ASA	364,733	2,112,936
*EDB Business Partner ASA	500	1,472
#*Eitzen Chemical ASA	97,998	48,879
#*Electromagnetic GeoServices AS	15,100	10,106
#*Eltek ASA	1,096,852	770,022
Farstad Shipping ASA	209,496	4,124,081
Ganger Rolf ASA	402,700	9,689,636
*Havila Shipping ASA	28,300	217,954
*IOT Holdings ASA	137,172	4,474
#*Kongsberg Automotive ASA	145,800	196,494
Kongsberg Gruppen ASA	83,964	1,013,498
*Kverneland Group ASA	461,570	319,735
*Marine Harvest	769,937	484,861
#*Norske Skogindustrier ASA Series A	3,397,443	5,393,436
Odfjell ASA Series A	281,996	2,230,614
*Petroleum-Geo Services ASA	1,000	7,026
*Prosafe Production Public, Ltd.	343,000	644,438
*Q-Free ASA	31,500	82,244
Scana Industrier ASA	181,545	185,175
*Schibsted ASA	51,940	591,768
#*Sevan Marine ASA	3,149,709	4,118,683
*Siem Offshore, Inc.	68,000	90,286
Solstad Offshore ASA	358,822	5,789,497
#*Songa Offshore SE	172,802	625,111
#SpareBanken 1 SMN	1,105,373	7,234,429
*Storebrand ASA	53,000	286,729
*TGS Nopec Geophysical Co. ASA	493,021	5,597,489
#*TTS Marine ASA	66,874	89,869
Wilh. Wilhelmsen ASA	251,468	4,520,937

TOTAL NORWAY		69,093,665

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (0.2%)
Banif SGPS SA	816,054	$1,383,039
*Corticeira Amorim SA	2,107,868	2,163,362
#*Investimentos Participacoes e Gestao SA	1,842,781	1,546,655
*Papelaria Fernandes-Industria e Comercia SA	2,000	7,583
*ParaRede SGPS SA	519,601	599,787
Sociedade de Investimento e Gestao SGPS SA	46,400	425,189
*Sonae Capital SGPS SA	118,405	119,577
#*Sonae Industria SGPS SA	1,446,521	4,407,245
#Sonae SGPS SA	1,390,644	1,460,947
*Sonaecom SGPS SA	43,142	113,105
*Sumol + Compal SA	59,147	117,050
*Teixeira Duarte Engenharia e Construcoes SA	289,703	385,865

TOTAL PORTUGAL		12,729,404

SINGAPORE — (1.7%)
#Allgreen Properties, Ltd.	19,053,000	15,853,258
Apollo Enterprises, Ltd.	240,000	206,700
*Asia Food and Properties, Ltd.	7,332,000	1,524,416
Bonvests Holdings, Ltd.	1,319,280	827,832
Brothers (Holdings), Ltd.	272,078	30,249
#*Chartered Semiconductor Manufacturing, Ltd.	7,063,299	10,993,996
Chemical Industries (Far East), Ltd.	40,000	12,785
*China Auto Corp., Ltd.	3,040,700	137,152
China Merchants Holdings Pacific, Ltd.	990,000	375,445
Chuan Hup Holdings, Ltd.	7,392,000	1,358,370
#*Creative Technology Co., Ltd.	812,350	2,536,770
Engro Corp., Ltd.	115,500	70,224
*Excel Machine Tools, Ltd.	473,000	—
Federal International (2000), Ltd.	313,750	66,338
GK Goh Holdings, Ltd.	2,295,000	957,033
GP Industries, Ltd.	1,370,808	318,792
Grand Banks Yachts, Ltd.	288,750	96,390
Hi-P International, Ltd.	2,687,000	1,305,383
#Ho Bee Investment, Ltd.	4,300,000	3,255,108
*Hong Fok Corp., Ltd.	1,133,000	437,171
Hong Leong Asia, Ltd.	567,000	653,084
#Hotel Grand Central, Ltd.	2,094,216	974,078
#Hotel Properties, Ltd.	2,002,500	2,570,401
Hour Glass, Ltd.	793,320	354,484
#*Huan Hsin Holdings, Ltd.	1,504,000	224,696
Hwa Hong Corp., Ltd.	4,148,000	1,239,270
Isetan (Singapore), Ltd.	171,000	404,466
Jaya Holdings, Ltd.	4,195,000	1,445,429
Jurong Technologies Industrial Corp., Ltd.	3,391,000	58,906
K1 Ventures, Ltd.	14,253,000	1,578,977
#Keppel Land, Ltd.	1,390,000	2,566,757
Kian Ann Engineering, Ltd.	111,500	13,166
Kim Eng Holdings, Ltd.	1,287,147	1,794,415
KS Energy Services, Ltd.	610,000	550,547
Lafe Corp., Ltd.	729,200	40,646
LC Development, Ltd.	2,179,800	325,387
Lee Kim Tah Holdings, Ltd.	2,313,000	723,239
Leeden, Ltd.	339,000	78,584
Low Keng Huat Singapore, Ltd.	2,208,000	445,369
Lum Chang Holdings, Ltd.	1,211,000	222,993
Memtech International, Ltd.	2,738,000	172,147
Metro Holdings, Ltd.	8,200,800	3,751,846
#*Neptune Orient Lines, Ltd.	4,905,250	5,657,575
NSL, Ltd.	717,000	667,598
*Orchard Parade Holdings, Ltd.	3,766,625	2,611,373
*Osim International, Ltd.	600	207

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Pan Pacific Hotels Group, Ltd.	943,000	$956,684
*Penguin International, Ltd.	4,316,250	376,472
Popular Holdings, Ltd.	6,232,500	714,600
*PSC Corp., Ltd.	6,729,043	1,004,026
#QAF, Ltd.	3,525,755	1,074,160
San Teh, Ltd.	1,012,800	210,728
#*SC Global Developments, Ltd.	935,850	980,286
Sing Investments & Finance, Ltd.	84,000	72,507
#Singapore Land, Ltd.	1,531,000	5,581,787
Singapore Reinsurance Corp., Ltd.	3,080,110	527,925
Singapore Shipping Corp., Ltd.	2,327,000	460,764
Singapura Finance, Ltd.	105,000	94,843
Stamford Land Corp., Ltd.	4,308,000	1,136,232
*Sunright, Ltd.	116,000	12,090
*Thakral Corp., Ltd.	1,130,000	51,064
*TT International, Ltd.	900	19
*Tuan Sing Holdings, Ltd.	9,872,000	1,163,324
UMS Holdings, Ltd.	4,420,000	522,268
United Engineers, Ltd.	2,200,666	2,627,138
#United Industrial Corp., Ltd.	6,852,000	8,888,963
UOL Group, Ltd.	5,825,000	14,138,946
WBL Corp., Ltd.	324,500	901,269
#Wheelock Properties, Ltd.	3,109,000	3,908,984
Wing Tai Holdings, Ltd.	5,262,800	6,318,898
*Zhongguo Jilong, Ltd.	667,943	20,528

TOTAL SINGAPORE		121,233,557

SPAIN — (1.2%)
Adolfo Dominguez SA	10,569	177,814
Banco de Andalucia SA	443	23,635
#Banco Pastor SA	97,322	788,804
#*Baron de Ley SA	23,940	962,717
Campofrio Food Group SA	79,186	756,242
#Cementos Portland Valderrivas SA	83,175	3,861,719
#*Corporacion Dermoestetica SA	143,829	902,797
#*Dogi International Fabrics SA	191,727	175,081
#Ebro Puleva SA	1,529,509	25,286,758
*Ercros SA	2,985,600	570,639
*Espanola del Zinc SA	53,703	117,264
Funespana SA	63,148	527,911
#Grupo Catalana Occidente SA	208,233	4,266,981
#Grupo Empresarial Ence SA	2,178,215	6,814,829
Iberpapel Gestion SA	95,217	1,304,600
*Inbesos SA	26,814	103,817
#*La Seda de Barcelona SA	5,166,665	2,484,558
Lingotes Especiales SA	4,932	18,652
Miquel y Costas & Miquel SA	20,960	408,711
*NH Hoteles I09	657,272	2,623,055
#NH Hoteles SA	985,910	3,936,342
Nicolas Correa SA	137,049	423,944
#Papeles y Cartones de Europa SA	317,392	1,269,316
#Pescanova SA	125,431	4,346,289
#*Promotora de Informaciones SA	715,147	3,924,580
#*Realia Business SA	142,586	317,818
#*Sacyr Vallehermoso SA	104,471	1,672,831
Service Point Solutions SA	372,775	599,960
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	175,695	197,831
#Sol Melia SA	446,904	3,104,390
#*Solaria Energia y Medio Ambiente SA	360,376	1,158,818
#*Tavex Algodonera SA	426,325	354,939
*Tecnocom Telecom I09	2,012	9,591

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#*Tecnocom Telecomunicaciones y Energia SA	20,116	$95,664
Tubacex SA	414,558	1,541,537
Tubos Reunidos SA	76,990	214,208
Unipapel SA	134,005	2,119,155
Vidrala SA	11,424	271,914
Viscofan SA	391,034	9,179,601
*Vocento SA	3,835	20,721

TOTAL SPAIN		86,936,033

SWEDEN — (2.8%)
Acando AB	667,454	1,147,673
AF AB Series B	19,700	377,273
#*Anoto Group AB	261,833	157,121
Atrium Ljungberg AB Series B	16,800	137,630
B&B Tools AB	5,915	62,713
Beijer Alma AB	81,900	941,926
*Bilia AB Series A	264,309	1,798,599
#*Billerud AB	1,066,747	6,103,457
Biotage AB	735,669	744,933
Boliden AB	4,986,751	53,744,919
Bong Ljungdahl AB	64,100	205,220
Cantena AB	109,825	1,288,096
Cardo AB	297,798	6,993,266
Castellum AB	1,462,724	10,745,020
*Cloetta AB	35,712	121,190
Concordia Maritime AB Series B	366,655	1,090,462
Consilium AB Series B	8,000	28,834
Elos AB	29,600	139,425
*Enea Data AB Series B	4,335	20,844
#*Eniro AB	620,765	2,102,140
#Fabege AB	1,131,140	4,854,144
*Forshem Group AB Series B	29,100	59,470
G & L Beijer AB Series B	96,600	2,369,460
#Geveko AB	36,600	348,388
#*Gunnebo AB	36,681	142,219
*Haldex AB	378,032	2,765,106
*Hexpol AB	5,250	29,950
Hoganas AB Series B	10,478	140,482
#Holmen AB Series B	248,423	6,835,935
Industrial & Financial Systems AB Series B	98,121	928,262
Intellecta AB Series B	30,100	229,389
#*JM AB	119,617	1,000,977
Klovern AB	764,578	2,102,556
#Kungsleden AB	1,827,593	9,808,957
Lagercrantz Group AB Series B	233,635	907,004
Lammhults Design Group AB	78,200	381,625
Lennart Wallenstam Byggnads AB Series B	457,500	5,566,159
*Meda AB Series A	460,100	3,565,716
*Micronic Laser Systems AB	160,686	306,248
NCC AB Series A	45,400	459,007
NCC AB Series B	1,096,733	11,248,839
#New Wave Group AB Series B	285,307	555,423
#*Nobia AB	420,712	1,920,625
Nolato AB Series B	124,091	851,762
OEM International AB Series B	30,300	145,305
*Pa Resources AB	2,459,845	8,893,829
*Partnertech AB	36,982	102,404
Peab AB Series B	58,234	271,216
Poolia AB Series B	147,200	591,744
*Pricer AB Series B	822,376	61,499
ProAct IT Group AB	132,500	918,354

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Profilgruppen AB	25,600	$150,724
Rederi AB Transatlantic Series B	465,937	1,736,544
#*rnb Retail & Brands AB	801,802	502,428
*Rorvik Timber AB	22,650	43,955
#*Rottneros Bruk AB	1,587,000	426,864
*Scribona AB Series A	15,700	18,166
*Scribona AB Series B	623,483	682,408
*Semcon AB	13,958	36,759
Skanditek Industrifoervaltnings AB	121,523	272,692
Studsvik AB	38,966	291,652
#*Trelleborg AB Series B	6,333,962	31,878,888
Wihlborgs Fastigheter AB	123,508	1,910,727

TOTAL SWEDEN		194,264,602

SWITZERLAND — (4.4%)
Acino Holding AG	29,871	5,260,394
*AFG Arbonia-Forster Holding AG	11,428	190,453
Allreal Holding AG	97,788	11,901,612
*Also Holding AG	9,450	264,323
*Ascom Holding AG	113,386	1,449,891
*Athris Holding AG	6,746	5,618,247
Baloise-Holding AG	316,202	25,199,462
Bank Coop AG	11,560	767,331
Banque Cantonale de Geneve SA	12,101	2,639,035
Banque Cantonale du Jura	8,000	500,416
Banque Cantonale Vaudoise	19,836	7,004,698
Bellevue Group AG	1,179	43,655
*Bobst Group AG	172,772	5,467,998
Bossard Holding AG	12,058	651,294
Bucher Industries AG	49,914	5,459,796
Calida Holding AG	400	91,048
Carlo Gavazzi Holding AG	7,890	995,794
Cham Paper Holding AG	12,545	1,528,308
#Charles Voegele Holding AG	102,058	3,691,016
*Clariant AG	4,668,293	34,938,617
Conzzeta AG	3,818	5,250,615
*COS Computer Systems AG	30,843	201,343
Daetwyler Holding AG	162,513	6,828,022
*Dufry Group	6,429	250,296
Emmi AG	38,072	3,845,448
Energiedienst Holding AG	160	7,482
Escor Casino & Entertainment AG	4,000	78,421
Feintol International Holding AG	6,555	1,285,094
Flughafen Zuerich AG	49,800	13,639,890
#Forbo Holding AG	34,708	7,655,826
George Fisher AG	35,558	7,491,048
Gurit Holding AG	10,877	5,140,490
Helvetia Holding AG	86,089	24,048,697
Hexagon AB	52,500	594,442
#Implenia AG	260,675	7,022,107
Intershop Holding AG	17,654	4,721,104
Jelmoli Holding AG	33,730	12,516,199
*Kardex AG	6,654	196,333
Komax Holding AG	2,874	163,151
Lem Holdings SA	3,307	788,886
*lifeWatch AG	73,718	1,298,408
Medisize Holding AG	79,900	3,448,200
*Metraux Services Holdings SA	3,560	369,522
*Micronas Semiconductor Holding AG	224,120	664,304
*Mikron Holding AG	35,788	154,148
Mobimo Holding AG	6,602	932,853

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Norinvest Holding SA	29,250	$138,223
*Petroplus Holdings AG	428,644	6,810,508
#PSP Swiss Property AG	588,827	31,303,845
*PubliGroupe SA	1,680	125,277
*Quadrant AG	3,859	306,936
*Rieters Holdings AG	12,450	2,327,695
Romande Energie Holding SA	3,903	7,030,015
Schweizerische National-Versicherungs-Gesellschaft AG	374,178	9,355,914
Siegfried Holding AG	25,929	2,303,867
St. Galler Kantonalbank	6,370	2,357,325
#*Swiss Prime Site AG	130,185	6,245,371
*Swissmetal Holding AG	116,281	1,027,715
*Tornos SA	16,000	92,071
Valiant Holding AG	24,744	4,644,533
Valora Holding AG	38,558	7,857,580
Vaudoise Assurances Holdings SA	19,548	3,076,540
Verwaltungs und Privat-Bank AG	2,554	329,246
WMH Walter Meier Holding AG	595	36,761
Zehnder Holding AG	90	86,426
Zueblin Immobilien Holding AG	407,766	1,595,954

TOTAL SWITZERLAND		309,307,519

UNITED KINGDOM — (15.6%)
A & J Mucklow Group P.L.C.	252,764	950,342
*Abbeycrest P.L.C.	114,547	20,561
Acal P.L.C.	327,161	623,357
Aga Rangemaster Group P.L.C.	2,103,467	4,532,658
Airea P.L.C.	255,105	72,650
Alexandra P.L.C.	383,995	125,123
Alexon Group P.L.C.	201,241	167,931
*Alphameric P.L.C.	1,367,391	639,349
Alumasc Group P.L.C.	597,030	894,353
*Amberley Group P.L.C.	71,000	2,965
Amlin P.L.C.	9,708,370	53,915,246
Anglo Pacific Group P.L.C.	1,113,354	3,162,705
Anglo-Eastern Plantations P.L.C.	261,385	1,492,984
Anite P.L.C.	10,563	4,715
*API Group P.L.C.	567,365	76,569
*ARC International P.L.C.	2,696,225	743,339
#Arena Leisure P.L.C.	645,000	287,834
Armour Group P.L.C.	225,000	39,345
Arriva P.L.C.	191,667	1,389,460
Ashtead Group P.L.C.	10,723,716	11,018,627
Assura Group, Ltd.	42,159	21,643
*Asterand P.L.C.	387,527	174,434
*Autologic Holdings P.L.C.	455,119	239,606
Avesco Group P.L.C.	84,124	27,401
*Avon Rubber P.L.C.	465,400	548,216
*Barratt Developments P.L.C.	150,995	500,677
BBA Aviation P.L.C.	3,218,172	7,277,160
*Beale P.L.C.	71,298	36,299
*Beazley P.L.C.	11,477,218	19,625,688
*Bede P.L.C.	283,000	3,026
Bellway P.L.C.	3,481,205	42,766,449
*Berkeley Group Holdings P.L.C. (The)	435,218	6,007,283
*Berkeley Technology, Ltd.	222,520	14,905
#Biocompatibles International P.L.C.	543,647	1,630,045
Bloomsbury Publishing P.L.C.	47,929	110,766
Bodycote P.L.C.	5,826,032	13,897,768
Bovis Homes Group P.L.C.	4,184,856	32,318,494
Brewin Dolphin Holdings P.L.C.	40,713	94,134

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Brit Insurance Holdings P.L.C.	11,179,422	$38,997,769
*British Airways P.L.C.	2,967,127	6,991,967
British Polythene Industries P.L.C.	380,917	1,170,396
BSS Group P.L.C.	180,302	781,699
Caffyns P.L.C.	16,866	101,464
Camellia P.L.C.	2,531	291,581
Capital & Regional P.L.C.	2,270,889	1,291,361
Carclo P.L.C.	835,334	1,413,616
Cardiff Property P.L.C. (The)	3,600	35,450
Carillion P.L.C.	2,441,103	10,615,481
*Carphone Warehouse Group P.L.C.	2,839,026	8,519,696
Carr’s Milling Industries P.L.C.	81,009	589,381
Castings P.L.C.	485,190	1,264,986
Catlin Group, Ltd.	8,508,243	43,930,566
Centaur Media P.L.C.	100,000	64,572
*Chapelthorpe P.L.C.	160,984	34,572
Character Group P.L.C. (The)	31,478	22,263
Charles Stanley Group P.L.C.	150,000	605,756
Charter International P.L.C.	47,043	440,513
Chesnara P.L.C.	114,607	296,824
Churchill China P.L.C.	53,181	201,651
City of London Group P.L.C.	34,000	21,293
*Clarkson P.L.C.	333	3,540
Clinton Cards P.L.C.	3,660,636	1,640,376
Close Brothers Group P.L.C.	2,135,186	24,649,196
Colefax Group P.L.C.	96,000	166,778
Collins Stewart P.L.C.	2,234,983	2,841,480
*COLT Telecom Group SA	4,229,456	7,867,649
Communisis P.L.C.	2,449,572	694,766
Computacenter P.L.C.	3,550,201	13,062,438
Cookson Group P.L.C.	2,229,182	11,592,742
*Coral Products P.L.C.	102,000	6,007
Cosalt P.L.C.	152,469	81,143
*Creightons P.L.C.	250,000	8,343
Creston P.L.C.	107,460	116,476
#*CSR P.L.C.	466,473	3,327,763
Daejan Holdings P.L.C.	115,496	3,788,630
Dairy Crest Group P.L.C.	708,156	3,891,616
*Dart Group P.L.C.	917,504	980,465
Davis Service Group P.L.C.	1,301,429	7,320,682
Delta P.L.C.	2,842,809	5,937,030
Development Securities P.L.C.	1,006,902	4,818,517
Devro P.L.C.	43,253	74,236
Dialight P.L.C.	299,486	830,950
Diploma P.L.C.	475,000	1,082,198
DRS Data & Research Services P.L.C.	51,000	14,056
DS Smith P.L.C.	12,895,987	16,210,749
#DSG International P.L.C.	29,382,888	13,586,989
DTZ Holdings P.L.C.	41,347	46,603
*easyJet P.L.C.	2,246,893	11,344,914
Eleco P.L.C.	68,900	44,312
Electronic Data Processing P.L.C.	28,124	18,558
Elementis P.L.C.	10,715,346	5,633,114
*Ennstone P.L.C.	7,832,906	—
*Enterprise Inns P.L.C.	2,903,460	6,917,779
*Erinaceous Group P.L.C.	371,424	10,237
Evolution Group P.L.C.	2,286,747	5,105,166
*F&C Asset Management P.L.C.	6,573,090	8,048,929
Fenner P.L.C.	455,012	737,959
Filtronic P.L.C.	1,323,456	737,020
Findel P.L.C.	48,360	28,531

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Fortress Holdings P.L.C.	200,000	$—
French Connection Group P.L.C.	510,182	380,192
Fuller Smith & Turner P.L.C.	373,727	2,843,407
Future P.L.C.	1,768,908	561,165
FW Thorpe P.L.C.	19,149	172,570
Galliford Try P.L.C.	1,357,650	1,251,238
Game Group P.L.C.	90,536	222,209
GB Group P.L.C.	707,131	236,044
*Gem Diamonds, Ltd.	33,156	108,967
Genetix Group P.L.C.	50,000	50,287
*GKN P.L.C.	13,828,835	23,707,108
Greene King P.L.C.	5,260,780	37,175,141
Guinness Peat Group P.L.C.	945,148	453,356
Hampson Industries P.L.C.	273,055	287,193
Hardy Underwriting Group P.L.C.	889,189	3,941,816
Harvard International P.L.C.	492,775	330,221
Harvey Nash Group P.L.C.	667,151	428,732
*Hawtin P.L.C.	150,000	12,600
Haynes Publishing Group P.L.C.	25,591	62,966
Helical Bar P.L.C.	2,732,887	15,529,251
Henderson Group P.L.C.	7,888,443	13,880,318
Henry Boot P.L.C.	1,137,852	1,409,352
*Heywood Williams Group P.L.C.	913,873	49,658
Hiscox, Ltd.	10,621,831	53,685,961
HR Owen P.L.C.	117,528	157,797
Hunting P.L.C.	112,171	780,501
Huntsworth P.L.C.	2,240,290	2,189,733
Inchcape P.L.C.	17,025,893	7,822,474
Innovation Group P.L.C.	414,942	72,640
*Intec Telecom Systems P.L.C.	1,861,142	2,735,565
Intelek P.L.C.	555,250	133,982
#Intermediate Capital Group P.L.C.	1,642,292	5,327,196
Interserve P.L.C.	203,222	665,871
*Inveresk P.L.C.	756,409	20,217
*IP Group P.L.C.	142,868	95,603
*ITV P.L.C.	709,022	476,255
J. Smart & Co. (Contractors) P.L.C.	18,263	98,480
James Cropper P.L.C.	38,601	71,927
James Fisher & Sons P.L.C.	151,028	1,065,706
James Halstead P.L.C.	49,804	364,648
JD Sports Fashion P.L.C.	45,672	363,384
JJB Sports P.L.C.	6,169,618	2,829,718
*Johnston Press P.L.C.	9,507,069	2,424,646
KBC Advanced Technologies P.L.C.	622,919	423,498
Kcom Group P.L.C.	7,213,838	3,466,050
Kewill P.L.C.	60,000	78,197
Laird P.L.C.	789,902	2,290,406
Lavendon Group P.L.C.	669,816	1,612,137
*Leeds Group P.L.C.	241,639	55,501
*Leo Insurance P.L.C.	25,000	835
Litho Supplies P.L.C.	113,000	11,304
*London Scottish Bank P.L.C.	299,952	13,128
Lookers P.L.C.	2,471,912	2,251,315
Low & Bonar P.L.C.	3,149,418	1,720,461
Luminar Group Holdings P.L.C.	1,891,420	4,736,274
Macfarlane Group P.L.C.	1,730,981	484,024
*Mallett P.L.C.	79,602	79,119
Management Consulting Group P.L.C.	2,563,393	1,027,573
Marshalls P.L.C.	1,177,552	1,923,708
Marston’s P.L.C.	7,249,048	11,235,474
McBride P.L.C.	118,327	289,018

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Meggitt P.L.C.	10,911,383	$32,766,485
Melrose P.L.C.	1,260,487	2,425,421
*Metalrax Group P.L.C.	393,716	40,454
*Mid-States P.L.C.	50,000	3,132
Millennium and Copthorne Hotels P.L.C.	4,986,720	23,280,345
*Minerva P.L.C.	4,671,855	1,132,410
*Mitchells & Butlers P.L.C.	2,095,102	9,114,473
*MJ Gleeson Group P.L.C.	645,704	758,397
Molins P.L.C.	142,466	123,822
Mondi P.L.C.	7,383,838	32,694,034
Moneysupermarket.Com Group P.L.C.	180,048	217,587
*Monitise P.L.C.	101,664	17,790
Morgan Crucible Co. P.L.C.	14,803	31,850
Morse P.L.C.	93,868	48,499
Mothercare P.L.C.	1,025,416	9,079,032
MP Evans Group P.L.C.	95,900	534,744
MS International P.L.C.	119,401	417,081
*MWB Group Holdings P.L.C.	1,659,493	1,441,180
N Brown Group P.L.C.	2,588,111	10,020,680
Nestor Healthcare Group P.L.C.	652,386	299,014
Noble Investments (UK) P.L.C.	300	516
Northamber P.L.C.	152,685	68,807
#Northgate P.L.C.	1,247,608	260,871
Novae Group P.L.C.	585,982	2,896,207
*NXT P.L.C.	48,000	8,492
*Opsec Security Group P.L.C.	471,366	95,633
Oxford Instruments P.L.C.	463,280	1,221,183
Pace P.L.C.	214,427	772,817
Panther Securities P.L.C.	45,000	225,361
*Parity Group P.L.C.	8,400	1,896
Pendragon P.L.C.	5,031,624	3,305,065
*Persimmon P.L.C.	5,927,974	44,587,776
*Photo-Me International P.L.C.	10,000	3,542
Pinewood Shepperton P.L.C.	358,476	891,549
*Pinnacle Staffing Group P.L.C.	903,519	45,301
*Pittards P.L.C.	39,000	1,303
Portmeirion Group P.L.C.	56,335	211,650
#Porvair P.L.C.	484,144	561,856
*Premier Foods P.L.C.	38,066,186	24,577,056
*Prime Focus London P.L.C.	13,000	4,669
Psion P.L.C.	2,167,373	2,406,727
#*Punch Taverns P.L.C.	3,535,304	6,199,895
Quintain Estates & Development P.L.C.	1,413,122	1,949,895
#*Redrow P.L.C.	5,102,411	16,327,008
*Redstone P.L.C.	369,451	49,725
*Renold P.L.C.	829,414	309,557
*Renovo Group P.L.C.	222,886	96,863
Rensburg Sheppards P.L.C.	9,472	83,739
RPC Group P.L.C.	1,157,084	4,321,188
Rugby Estates P.L.C.	62,933	258,254
*Rutland Trust P.L.C.	89,181	99,812
S&U P.L.C.	7,000	37,396
*Safeland P.L.C.	100,000	23,386
*Sagittarius Professional Services P.L.C.	250,000	3,758
*Salamander Energy P.L.C.	198,324	661,314
Savills P.L.C.	291,403	1,629,483
*Scott Wilson Group P.L.C.	3,096	3,255
*SDL P.L.C.	57,530	343,727
Senior P.L.C.	3,702,600	2,491,753
Shanks Group P.L.C.	737,317	948,275
SIG P.L.C.	1,719,198	3,494,693

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Signet Group, Ltd.	94,748	$2,113,551
Smiths News P.L.C.	259,297	498,657
Speedy Hire P.L.C.	4,360	2,549
*Sportech P.L.C.	115,311	150,412
Spring Group P.L.C.	779,791	482,053
St. Ives Group P.L.C.	2,516,218	1,965,393
#St. Modwen Properties P.L.C.	3,104,290	10,515,472
*Stylo P.L.C.	5,293	420
Swallowfield P.L.C.	60,849	80,207
*Tandem Group P.L.C. Non-Voting Shares	472,000	—
*Taurus Storage P.L.C.	250,000	3,758
*Taylor Wimpey P.L.C.	3,192,266	2,077,937
*Telspec P.L.C.	205,000	13,688
Tex Holdings P.L.C.	11,000	11,116
Titon Holdings P.L.C.	32,499	19,376
Tomkins P.L.C.	13,525,823	40,071,748
*Torotrak P.L.C.	44,048	17,255
Town Centre Securities P.L.C.	167,073	312,910
*Trafficmaster P.L.C.	902,206	407,662
Travis Perkins P.L.C.	3,667,572	49,912,587
Treatt P.L.C.	38,663	150,716
Trifast P.L.C.	875,171	369,437
#Trinity Mirror P.L.C.	8,578,803	11,737,304
TT electronics P.L.C.	2,229,255	1,526,234
*UK Coal P.L.C.	2,116,796	4,154,647
Umeco P.L.C.	291,187	987,535
Unite Group P.L.C.	2,673,484	5,627,899
Vislink P.L.C.	816,969	361,938
Vitec Group P.L.C. (The)	34,372	160,847
Vp P.L.C.	315,426	853,113
*Wagon P.L.C.	825,228	26,605
Waterman Group P.L.C.	514,435	288,108
*Westcity P.L.C.	456,507	61,006
*William Ransom & Son P.L.C.	115,000	8,665
Wilmington Group P.L.C.	314,261	636,140
*Wolfson Microelectronics P.L.C.	387,918	817,929
#*Woolworths Group P.L.C.	25,942,122	—
Workspace Group P.L.C.	56,971	14,505
WSP Group P.L.C.	79,248	362,685
*Yell Group P.L.C.	8,066,275	4,136,627
Young & Co.’s Brewery P.L.C. Series A	35,800	274,948
Zotefoams P.L.C.	196,330	185,540

TOTAL UNITED KINGDOM		1,089,905,880

TOTAL COMMON STOCKS		6,299,150,348

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	1,226,086	671,847

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
*UXC, Ltd. Options 03/31/10	279,218	58,381

BELGIUM — (0.0%)
*Zenitel SRIP VVPR	9,327	13

CANADA — (0.0%)
*Tembec, Inc. Warrants 03/03/12	262,718	19,510

FRANCE — (0.0%)
*Groupe Ares Rights 12/31/09	97,923	17,586

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Groupe Focal SA Warrants 02/21/10	1,716	$—

TOTAL FRANCE		17,586

GERMANY — (0.0%)
*Escada AG Rights 08/05/09	40,309	4,136

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	20,958,000	—
*Asia Standard International Group, Ltd. Warrants 09/07/09	26,815,864	—
*Beauforte Investors Corp., Ltd. Rights 08/14/09	528,000	—
*China Zenith Chemical Group, Ltd. Rights 08/11/09	540,000	5,365
*Hop Hing Group Holdings, Ltd. Warrants 05/31/13	144,960	3,788
*Imagi International Holdings, Ltd. Rights 08/14/09	306,250	7,903
*ITC Corp., Ltd. Warrants 11/04/09	5,370,124	6,929
*ITC Properties Group, Ltd. Warrants 06/02/10	15,060,000	19,432
*Lippo, Ltd. Warrants 07/04/11	214,750	12,469
*Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	10,800	—
*South China (China), Ltd. Rights 09/06/10	2,034,768	165,406
*Xpress Group, Ltd. Rights 09/30/09	86,240	479

TOTAL HONG KONG		221,771

ITALY — (0.0%)
#*Aedes SpA Rights 08/12/09	217,879	40,991
*Intek SpA Warrants 12/30/11	701,260	42,979

TOTAL ITALY		83,970

JAPAN — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

MALAYSIA — (0.0%)
*Ramunia Holdings Berhad Warrants 12/20/09	28,880	4,183

UNITED KINGDOM — (0.1%)
*Development Securities P.L.C. Rights 2009	619,630	2,960,279
*Findel P.L.C. Rights 08/10/09	116,064	29,567
*Letter of Entitlements - Audemars Piguet	81,758	—
*Northgate P.L.C. Rights 08/11/09	12,476,080	1,146,239
*SFI Holdings, Ltd. Litigation Certificate	79,000	—
*Ultraframe Litigation Notes	160,022	—

TOTAL UNITED KINGDOM		4,136,085

TOTAL RIGHTS/WARRANTS		4,545,635

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $21,965,000 FMNA 5.00%, 06/01/35, valued at $13,941,380) to be repurchased at $13,734,217	$13,734	13,734,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.6%)
§@DFA Short Term Investment Fund LP	674,624,758	674,624,758

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $573,322) to be repurchased at $562,089	$562	$562,080

TOTAL SECURITIES LENDING COLLATERAL		675,186,838

TOTAL INVESTMENTS — (100.0%) (Cost $8,123,272,634)##		$6,993,288,668

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$188,862	$403,974,464	—	$404,163,326
Austria	5,916,908	55,860,982	—	61,777,890
Belgium	34,757	92,914,721	—	92,949,478
Canada	459,562,362	9,230	—	459,571,592
Denmark	97,719	32,909,205	—	33,006,924
Finland	—	206,065,324	—	206,065,324
France	1,429,862	403,741,756	—	405,171,618
Germany	4,648,439	445,489,522	—	450,137,961
Greece	—	58,721,948	—	58,721,948
Hong Kong	2,470,617	154,202,412	—	156,673,029
Ireland	536,760	58,654,405	—	59,191,165
Italy	—	282,432,543	—	282,432,543
Japan	2,492,648	1,605,159,666	—	1,607,652,314
Netherlands	—	117,857,347	—	117,857,347
New Zealand	—	20,307,229	—	20,307,229
Norway	—	69,093,665	—	69,093,665
Portugal	—	12,729,404	—	12,729,404
Singapore	848,606	120,384,951	—	121,233,557
Spain	—	86,936,033	—	86,936,033
Sweden	—	194,264,602	—	194,264,602
Switzerland	6,350,912	302,956,607	—	309,307,519
United Kingdom	254,769	1,089,651,111	—	1,089,905,880
Preferred Stocks
Australia	—	671,847	—	671,847
Rights/Warrants
Australia	—	58,381	—	58,381
Belgium	13	—	—	13
Canada	19,510	—	—	19,510
France	17,586	—	—	17,586
Germany	4,136	—	—	4,136
Hong Kong	181,663	40,108	—	221,771
Italy	83,970	—	—	83,970
Malaysia	—	4,183	—	4,183
United Kingdom	1,146,239	2,989,846	—	4,136,085
Temporary Cash Investments	—	13,734,000	—	13,734,000
Securities Lending Collateral	—	675,186,838	—	675,186,838

TOTAL	$486,286,338	$6,507,002,330	—	$6,993,288,668

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.3%)
AUSTRALIA — (5.3%)
ABB Grain, Ltd.	18,417	$137,165
Adelaide Brighton, Ltd.	37,364	77,639
AED Oil, Ltd.	28,704	18,573
#Alesco Corp., Ltd.	5,180	19,124
*Alumina, Ltd.	166,068	237,713
*Alumina, Ltd. Sponsored ADR	900	5,166
Amalgamated Holdings, Ltd.	11,011	42,726
Amcor, Ltd.	65,319	269,238
AMP, Ltd.	8,012	37,503
Ansell, Ltd.	8,831	68,287
APA Group	5,681	13,366
#APN News & Media, Ltd.	53,277	82,836
*Aquila Resources, Ltd.	12,064	61,047
#Aristocrat Leisure, Ltd.	3,016	10,831
*Arrow Energy, Ltd.	5,920	21,263
*Asciano Group	183,551	245,565
#*Atlas Iron, Ltd.	10,897	18,049
Austal, Ltd.	7,753	18,225
*Austar United Communications, Ltd.	14,800	12,725
Austbrokers Holdings, Ltd.	4,423	16,422
Austereo Group, Ltd.	10,730	12,925
Australia & New Zealand Banking Group, Ltd.	29,839	460,917
#Australian Agricultural Co., Ltd.	23,239	25,352
Australian Infrastructure Fund	10,145	12,508
Australian Worldwide Exploration, Ltd.	44,900	100,349
Automotive Holdings Group, Ltd.	27,393	38,746
#*Avoca Resources, Ltd.	39,121	57,103
AWB, Ltd.	51,583	56,716
AXA Asia Pacific Holdings, Ltd.	16,957	60,095
Bank of Queensland, Ltd.	16,664	156,334
Beach Petroleum, Ltd.	83,654	59,528
Bendigo Bank, Ltd.	26,231	179,424
BHP Billiton, Ltd. Sponsored ADR	1,128	71,019
Billabong International, Ltd.	4,148	31,913
Blackmores, Ltd.	1,410	18,594
BlueScope Steel, Ltd.	126,936	357,567
*Boart Longyear Group	7,800	1,926
Boral, Ltd.	41,584	173,233
#Bradken, Ltd.	22,741	100,331
Brambles, Ltd.	4,538	22,705
#Brickworks, Ltd.	13,303	143,792
Cabcharge Australia, Ltd.	2,648	11,378
Caltex Australia, Ltd.	13,267	144,604
#Campbell Brothers, Ltd.	3,475	66,891
Cardno, Ltd.	3,529	11,399
#*Carnarvon Petroleum, Ltd.	53,280	30,210
Cellestis, Ltd.	830	2,499
*Centamin Egypt, Ltd.	34,947	50,903
Centennial Coal Co., Ltd.	34,175	85,607
Challenger Financial Services Group, Ltd.	61,701	137,614
Clough, Ltd.	20,065	13,869
*Coal of Africa, Ltd.	6,772	9,965
Coca-Cola Amatil, Ltd.	2,084	16,204
Cochlear, Ltd.	344	15,953
*Cockatoo Coal, Ltd.	95,803	32,837
Commonwealth Bank of Australia	4,985	176,625
Computershare, Ltd.	2,045	16,776

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#ConnectEast Group	14,599	$4,750
Crane Group, Ltd.	7,324	67,215
Crown, Ltd.	26,347	164,310
CSR, Ltd.	114,112	177,445
*Customers, Ltd.	15,665	30,052
David Jones, Ltd.	43,855	188,190
*Deep Yellow, Ltd.	245,896	71,066
#Dominion Mining, Ltd.	10,234	35,431
Domino’s Pizza Enterprises, Ltd.	5,839	17,553
Downer EDI, Ltd.	37,941	204,792
DUET Group	52,365	71,753
*Eastern Star Gas, Ltd.	34,059	31,108
Elders, Ltd.	148,618	47,392
Emeco Holdings, Ltd.	15,467	7,088
#Energy Developments, Ltd.	31,436	64,215
#*Energy World Corp., Ltd.	77,189	41,240
Envestra, Ltd.	45,185	19,658
#Fairfax Media, Ltd.	169,139	207,740
#FKP Property Group	105,188	49,763
Fleetwood Corp., Ltd.	8,899	48,106
FlexiGroup, Ltd.	82,082	80,536
#Flight Centre, Ltd.	4,856	39,322
Foster’s Group, Ltd.	13,026	58,529
*Geodynamics, Ltd.	15,716	11,980
Goodman Fielder, Ltd.	171,142	198,121
*Graincorp, Ltd. Series A	6,191	38,701
GUD Holdings, Ltd.	11,549	78,451
Gunns, Ltd.	47,893	38,475
#GWA International, Ltd.	22,419	53,436
#Harvey Norman Holdings, Ltd.	58,789	160,829
*Hastie Group, Ltd.	10,916	13,880
#Healthscope, Ltd.	4,367	15,837
Hills Industries, Ltd.	24,893	35,835
iiNet, Ltd.	12,619	18,456
*Iluka Resources, Ltd.	22,025	58,001
#Imdex, Ltd.	12,503	7,041
*Incitec Pivot, Ltd.	124,531	287,456
Independence Group NL	11,626	51,619
Infigen Energy	39,901	42,967
Insurance Australia Group, Ltd.	18,645	57,036
*Integra Mining, Ltd.	81,322	16,378
Invocare, Ltd.	3,399	16,158
IOOF Holdings, Ltd.	16,210	64,281
Iress Market Technology, Ltd.	2,964	17,844
*iSOFT Group, Ltd.	57,661	36,806
*James Hardie Industries NV Sponsored ADR	100	2,134
#JB Hi-Fi, Ltd.	4,917	69,547
#*Kagara, Ltd.	11,100	10,045
*Karoon Gas Australia, Ltd.	4,317	40,656
*Kingsgate Consolidated, Ltd.	3,705	21,592
Leighton Holdings, Ltd.	1,528	38,421
Lend Lease Corp., Ltd.	31,460	203,566
*Lihir Gold, Ltd.	28,398	66,625
*Linc Energy, Ltd.	5,097	6,607
Lion Nathan, Ltd.	7,582	74,105
*Lynas Corp., Ltd.	11,984	4,450
#Macarthur Coal, Ltd. (6375003)	23,133	151,547
*Macarthur Coal, Ltd. (63750RR)	3,483	22,838
MacMahon Holdings, Ltd.	12,793	4,794
Macquarie Group, Ltd.	13,345	490,422
Macquarie Media Group, Ltd.	5,398	7,005

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Metcash, Ltd.	13,240	$47,180
Mincor Resources NL	8,941	16,459
Mineral Resources, Ltd.	3,812	13,237
#*Mirabela Nickel, Ltd. (B01KDF4)	3,428	8,045
*Mirabela Nickel, Ltd. (B3XX4B5)	510	1,190
*Molopo Australia, Ltd.	31,041	27,218
Monadelphous Group, Ltd.	1,179	11,439
*Mount Gibson Iron, Ltd.	119,760	119,698
*Murchison Metals, Ltd.	8,025	12,845
National Australia Bank, Ltd.	19,513	396,036
Navitas, Ltd.	8,452	19,430
New Hope Corp., Ltd.	3,100	13,829
Newcrest Mining, Ltd.	440	11,099
*Nexus Energy, Ltd.	13,537	3,961
*NIB Holdings, Ltd.	39,303	30,858
*Nufarm, Ltd.	11,918	107,683
Oil Search, Ltd.	3,359	15,870
OneSteel, Ltd.	106,296	265,291
Orica, Ltd.	5,240	98,237
Origin Energy, Ltd.	1,181	14,303
Pacific Brands, Ltd.	62,221	61,968
*Paladin Energy, Ltd.	26,477	101,058
Pan Pacific Petroleum NL	100,535	41,586
*PanAust, Ltd.	75,409	26,006
Panoramic Resources, Ltd.	7,946	18,362
Paperlinx, Ltd.	121,838	51,421
Peet, Ltd.	17,804	25,136
Perpetual Trustees Australia, Ltd.	1,053	29,419
*Pharmaxis, Ltd.	8,846	18,043
PMP, Ltd.	14,732	5,174
Premier Investments, Ltd.	11,786	59,748
Primary Health Care, Ltd.	7,799	36,285
Programmed Maintenance Service, Ltd.	3,957	9,920
Qantas Airways, Ltd.	60,398	116,598
#QBE Insurance Group, Ltd.	3,294	53,620
*REA Group, Ltd.	2,840	12,835
Redflex Holdings, Ltd.	13,747	25,207
Reece Australia, Ltd.	839	14,031
Ridley Corp., Ltd.	50,681	35,079
Rio Tinto, Ltd.	1,537	77,492
*Riversdale Mining, Ltd.	9,965	55,001
*Roc Oil Co., Ltd.	78,126	48,254
SAI Global, Ltd.	5,984	14,222
#Santos, Ltd.	9,742	118,562
Sedgman, Ltd.	7,425	8,321
#Seek, Ltd.	3,722	13,223
Select Harvests, Ltd.	1,876	4,939
#Seven Network, Ltd.	16,182	86,057
Sigma Pharmaceuticals, Ltd.	80,571	86,990
*Silex System, Ltd.	2,505	14,454
#Sims Metal Management, Ltd.	10,833	253,319
*Sino Gold Mining, Ltd.	8,908	39,571
SMS Management & Technology, Ltd.	8,490	31,050
Sonic Healthcare, Ltd.	3,568	34,801
SP Ausnet	20,880	13,584
Spark Infrastructure Group	11,315	10,093
Spotless Group, Ltd.	21,875	46,319
#*St. Barbara, Ltd.	61,108	10,006
*Straits Resources, Ltd.	66,500	129,378
STW Communications Group, Ltd.	16,140	8,460
Suncorp-Metway, Ltd.	55,845	331,137

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Sundance Resources, Ltd.	70,585	$10,624
Sunland Group, Ltd.	7,328	5,273
#Super Cheap Auto Group, Ltd.	6,077	22,398
TABCORP Holdings, Ltd.	47,124	284,374
*Tap Oil, Ltd.	37,784	34,534
Tassal Group, Ltd.	8,699	13,107
*Tatts Group, Ltd.	45,984	93,984
Technology One, Ltd.	25,124	18,049
#Ten Network Holdings, Ltd.	67,568	72,005
Thakral Holdings Group	44,790	7,828
Toll Holdings, Ltd.	7,717	43,742
Tower Australia Group, Ltd.	24,435	50,590
Transfield Services Infrastructure Fund	9,581	7,312
Transfield Services, Ltd.	14,582	34,022
#*Transpacific Industries Group, Ltd.	1,717	1,738
United Group, Ltd.	3,579	35,877
UXC, Ltd.	12,900	7,541
*Virgin Blue Holdings, Ltd.	101,028	25,185
*Virgin Blue Holdings, Ltd. Private Placement Shares	110,338	27,684
Washington H. Soul Pattinson & Co., Ltd.	16,792	153,929
Watpac, Ltd.	6,678	8,235
WDS, Ltd.	1,146	1,743
#*Wesfarmers, Ltd.	13,202	284,381
#West Australian Newspapers Holdings, Ltd.	17,660	88,747
Westpac Banking Corp.	7,316	131,749
Westpac Banking Corp. Sponsored ADR	2,121	193,011
WHK Group, Ltd.	16,000	12,680
Wide Bay Australia, Ltd.	300	2,024
WorleyParsons, Ltd.	1,541	33,230

TOTAL AUSTRALIA		13,755,303

AUSTRIA — (0.6%)
Agrana Beteiligungs AG	505	38,293
Andritz AG	1,764	77,404
*A-TEC Industries AG	1,773	23,029
*Austrian Airlines AG	806	4,951
*BWIN Interactive Entertainment AG	2,701	110,730
BWT AG	720	14,784
Constantia Packaging AG	180	6,769
Erste Group Bank AG	7,209	251,303
EVN AG	645	10,777
Flughafen Wien AG	264	10,224
#*Intercell AG	1,270	46,583
Lenzing AG	37	9,352
Mayr-Melnhof Karton AG	212	19,889
#Oesterreichischen Post AG	1,734	53,176
OMV AG	1,273	50,513
Raiffeisen International Bank-Holding AG	748	33,390
*RHI AG	329	6,971
Schoeller-Bleckmann Oilfield Equipment AG	137	4,885
Strabag SE	5,030	122,504
Telekom Austria AG	4,589	70,053
#Uniqa Versicherungen AG	1,163	22,236
#Vienna Insurance Group AG	1,115	51,545
#Voestalpine AG	16,154	448,110
*Wienerberger AG	8,067	134,282
*Zumtobel AG	6,907	74,313

TOTAL AUSTRIA		1,696,066

BELGIUM — (1.0%)
Ackermans & van Haaren NV	3,266	228,724

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*Agfa Gevaert NV	12,580	$38,893
Anheuser-Busch InBev NV	701	27,811
Banque Nationale de Belgique	20	71,906
*Barco NV	1,154	51,227
Bekaert SA	707	88,086
#Colruyt SA	120	26,859
Compagnie d’Entreprises CFE	977	43,490
Compagnie Immobiliere de Belgique SA	301	8,576
#Compagnie Maritime Belge SA	2,254	73,157
Delhaize Group Sponsored ADR	3,400	242,046
*Dexia SA	1,031	8,072
D’Ieteren SA NV	204	44,093
Elia System Operator SA NV	858	32,295
Euronav SA	2,028	40,152
EVS Broadcast Equipment SA	172	9,975
Exmar NV	75	1,101
Image Recognition Integrated Systems (I.R.I.S.)	88	6,261
Ion Beam Applications SA	1,168	10,806
*KBC Groep NV	1,438	30,614
Kinepolis Group NV	454	14,761
Melexis NV	999	7,295
Mobistar SA	748	47,647
*Nyrstar NV	5,241	45,783
Omega Pharma SA	2,171	68,351
Recticel SA	2,293	11,823
*Sipef NV	380	17,429
Solvay SA	5,891	577,320
*Telenet Group Holding NV	3,899	89,458
Tessenderlo Chemie NV	2,754	96,737
#UCB SA	10,177	336,353
#Umicore	10,398	271,493

TOTAL BELGIUM		2,668,594

CANADA — (8.4%)
*Aastra Technologies, Ltd.	2,300	49,107
Addax Petroleum Corp.	3,700	176,027
Aecon Group, Inc.	5,100	47,769
AGF Management, Ltd. Class B	10,823	153,818
Agnico Eagle Mines, Ltd.	1,300	76,256
Agrium, Inc.	1,800	82,727
Akita Drilling, Ltd.	900	6,015
*Alamos Gold, Inc.	3,200	28,784
*Alimentation Couche-Taro, Inc. Class B	4,800	75,838
*Altius Minerals Corp.	2,000	11,715
*Anderson Energy, Ltd.	3,700	2,713
*Antrim Energy, Inc.	7,600	4,939
#*Anvil Mining, Ltd.	2,000	3,899
*Aquiline Resources, Inc.	4,500	8,438
Astral Media, Inc. Class A	5,516	150,285
*Atrium Innovations, Inc.	3,100	36,835
*ATS Automation Tooling System, Inc.	11,300	48,777
*Aurizon Mines, Ltd.	5,400	20,051
*AXIA NetMedia Corp.	6,400	7,664
*Ballard Power Systems, Inc.	3,400	6,312
#Bank of Montreal	20,300	1,017,968
#Bank of Nova Scotia	4,100	174,771
*Bankers Petroleum, Ltd.	22,200	62,030
Barrick Gold Corp.	5,600	195,565
BCE, Inc.	3,300	75,757
#Biovail Corp.	16,500	219,796
*Birchcliff Energy, Ltd.	8,100	46,995

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Blackpearl Resources, Inc.	30,300	$43,035
Bombardier, Inc. Class B	2,100	7,447
*Boralex, Inc. Class A	1,900	16,315
*Breaker Energy, Ltd.	2,000	7,705
CAE, Inc.	10,227	67,879
Calfrac Well Services, Ltd.	2,200	22,873
*Calvalley Petroleum, Inc.	3,900	7,241
Cameco Corp.	2,100	57,702
Canaccord Capital, Inc.	2,300	18,020
Canada Bread Co., Ltd.	1,900	75,312
#*Canadian Hydro Developers, Inc.	10,700	49,961
Canadian Imperial Bank of Commerce	2,900	178,509
Canadian National Railway Co.	1,200	58,360
Canadian National Resources, Ltd.	4,700	282,545
Canadian Pacific Railway, Ltd.	4,500	200,093
Canadian Tire Corp. Class A	6,616	332,136
Canadian Utilities, Ltd. Class A	1,400	47,566
Canadian Western Bank	7,700	130,019
Canam Group, Inc. Class A	5,300	34,882
*Canfor Corp.	14,500	74,166
*Cangene Corp.	2,700	9,625
*Capstone Mining Corp.	7,000	19,624
*Cardiome Pharma Corp.	1,800	7,502
Cascades, Inc.	2,300	11,316
*Catalyst Paper Corp.	8,100	1,353
CCL Industries, Inc. Class B	2,600	55,705
*Celestica, Inc.	24,312	194,090
*Celtic Exploration, Ltd.	3,000	41,829
*CGI Group, Inc.	21,771	221,297
*Churchill Corp. (The)	1,750	16,814
*Clairvest Group, Inc.	100	1,115
#*Coalcorp Mining, Inc.	6,500	1,237
Cogeco Cable, Inc.	2,300	61,170
*COM DEV International, Ltd.	5,100	14,629
#*Comaplex Minerals Corp.	10,200	39,768
#*Compton Petroleum Corp.	3,200	3,505
*Connacher Oil & Gas, Ltd.	20,100	16,793
Constellation Software, Inc.	300	9,190
Corby Distilleries, Ltd.	1,000	13,813
#*Corridor Resources, Inc.	2,700	7,920
Corus Entertainment, Inc. Class B	6,400	87,631
*Cott Corp.	6,100	33,862
*Crew Energy, Inc.	4,720	23,134
*Crystallex International Corp.	12,900	3,353
#*Denison Mines Corp.	26,000	44,651
*Descartes Systems Group, Ltd. (The)	4,100	16,861
*Detour Gold Corp.	600	5,508
Dorel Industries, Inc. Class B	3,800	88,188
*Dundee Precious Metals, Inc.	2,800	5,328
*Eastern Platinum, Ltd.	24,300	13,534
*Eldorado Gold Corp.	4,400	44,235
Emera, Inc.	700	13,483
Empire Co., Ltd. Class A	2,800	107,399
#Enbridge, Inc.	2,929	113,353
EnCana Corp.	3,764	201,888
Ensign Energy Services, Inc.	12,000	182,019
#*Equinox Minerals, Ltd.	55,534	140,736
Equitable Group, Inc.	600	10,220
*Euro Goldfields, Ltd.	6,300	19,007
Evertz Technologies, Ltd.	2,800	40,834
*Exfo Electro-Optical Engineering, Inc.	1,900	5,961

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Fairborne Energy, Ltd.	2,300	$7,622
Fairfax Financial Holdings, Inc.	1,300	395,823
Finning International, Inc.	7,200	111,217
First Quantum Minerals, Ltd.	7,400	492,875
*First Uranium Corp.	4,700	17,103
*Firstservice Corp.	3,300	50,699
*Flint Energy Services, Ltd.	11,200	107,815
*FNX Mining Co., Inc.	2,400	19,338
#Fortis, Inc.	1,900	44,905
Forzani Group, Ltd. Class A	2,900	38,846
Franco-Nevada Corp.	4,300	107,375
*Fronteer Development Group, Inc.	3,400	12,909
*Galleon Energy, Inc. Class A	4,500	18,004
Gennum Corp.	2,700	9,950
George Weston, Ltd.	2,100	114,450
Gerdau Ameristeel Corp.	13,200	91,533
#*Gildan Activewear, Inc.	12,500	208,401
*Glacier Media, Inc.	3,000	4,818
Goldcorp, Inc.	6,400	243,167
#*Golden Star Resources, Ltd.	11,700	28,782
*Great Basin Gold, Ltd.	27,700	40,370
*Great Canadian Gaming Corp.	2,600	14,409
Great West Lifeco, Inc.	9,000	216,384
Groupe Aeroplan, Inc.	19,100	173,935
*Hanfeng Evergreen, Inc.	2,500	14,064
*Hanwei Energy Services Corp.	1,200	1,537
Harry Winston Diamond Corp.	3,456	20,179
*Heroux-Devtek, Inc.	1,400	5,757
*High River Gold Mines, Ltd.	18,500	5,152
*Highpine Oil & Gas, Ltd.	5,832	23,333
Home Capital Group, Inc.	1,400	44,317
*HudBay Minerals, Inc.	9,236	68,418
Husky Energy, Inc.	400	11,771
IAMGOLD Corp.	30,300	321,212
IGM Financial, Inc.	400	16,706
*Imax Corp.	5,400	48,874
#*Imperial Metals Corp.	1,600	6,030
Industrial Alliance Insurance & Financial Services, Inc.	10,400	285,765
Inmet Mining Corp.	4,800	201,223
Intact Financial Corp.	3,604	118,299
*International Forest Products, Ltd. Series A	600	1,582
International Royalty Corp.	5,200	18,005
#*Iteration Energy, Ltd.	38,200	39,361
*Ivanhoe Energy, Inc.	24,400	32,616
Jean Coutu Group (PJC), Inc. Class A (The)	11,000	102,214
Kingsway Financial Services, Inc.	5,600	18,194
Kinross Gold Corp.	8,300	163,727
*Kirkland Lake Gold, Inc.	3,200	26,200
*Lake Shore Gold Corp.	13,900	41,806
Laurentian Bank of Canada	3,048	101,152
Leon’s Furniture, Ltd.	4,400	40,477
Linamar Corp.	5,100	53,923
Loblaw Companies, Ltd.	1,100	34,922
*Logibec Group Informatique, Ltd.	100	1,671
*Lundin Mining Corp.	49,300	151,939
*MacDonald Dettweiler & Associates, Ltd.	3,300	95,424
Magna International, Inc. Class A	9,280	469,492
Major Drilling Group International, Inc.	1,664	38,323
#Manitoba Telecom Services, Inc.	1,700	54,602
#Manulife Financial Corp.	17,600	427,399
Maple Leaf Foods, Inc.	7,372	62,617

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Martinrea International, Inc.	12,400	$69,065
*MAXIM Power Corp.	2,200	5,330
*MDS, Inc.	14,000	89,803
*Mega Uranium, Ltd.	22,900	28,698
Methanex Corp.	5,800	96,644
Metro, Inc. Class A	2,000	62,660
*Migao Corp.	3,000	21,416
*Miranda Technologies, Inc.	6,400	28,339
*Mullen Group, Ltd.	5,000	60,339
National Bank of Canada	5,100	275,109
*Nautilus Minerals, Inc.	5,100	5,728
*Neo Material Technologies, Inc.	6,800	17,043
Nexen, Inc.	6,936	143,774
Niko Resources, Ltd.	200	14,091
#Norbord, Inc.	4,500	4,386
#*North American Palladium, Ltd.	6,100	19,196
*Northgate Minerals Corp.	8,700	20,594
*Nuvista Energy, Ltd.	8,700	79,631
Onex Corp.	9,000	176,700
*Open Text Corp.	1,800	68,224
#*OPTI Canada, Inc.	42,720	62,261
*Osisko Mining Corp.	5,300	33,603
*Paladin Labs, Inc.	1,100	19,810
*Pan Amer Silver Corp.	6,600	129,029
*Paramount Resources, Ltd. Class A	3,000	20,023
*Parkbridge Lifestyles Communities, Inc.	2,100	7,642
Pason Systems, Inc.	1,000	8,717
*Petro Andina Resources, Inc.	1,800	14,788
#*Petrobank Energy & Resources, Ltd.	1,700	51,730
Petro-Canada	20,909	863,533
Progress Energy Resources Corp.	6,400	56,143
*QLT, Inc.	3,500	12,119
*Quadra Mining, Ltd.	2,100	20,586
Quebecor, Inc. Class B	4,200	74,039
Quest Capital Corp.	1,500	1,462
#*Questerre Energy Corp.	2,400	3,186
*Red Back Mining, Inc.	9,100	84,559
Reitmans Canada, Ltd.	6,200	82,014
Rentcash, Inc.	100	835
Richelieu Hardware, Ltd.	1,900	34,640
#Ritchie Brothers Auctioneers, Inc.	3,200	76,640
*RONA, Inc.	12,600	160,592
Royal Bank of Canada	3,900	185,651
Russel Metals, Inc.	6,000	93,015
Samuel Manu-Tech, Inc.	1,700	5,523
*Sandvine Corp.	18,000	19,717
Saputo, Inc.	2,900	63,371
Savanna Energy Services Corp.	4,900	25,745
*SEMAFO, Inc.	6,600	13,969
Shaw Communictions, Inc. Class B	4,800	84,259
ShawCor, Ltd.	2,400	45,560
Sherritt International Corp.	33,696	191,744
Shoppers Drug Mart Corp.	1,000	41,782
*Shore Gold, Inc.	14,500	7,403
*Sierra Wireless, Inc.	7,700	55,467
*Silver Standard Resources, Inc.	4,000	79,016
*Silver Wheaton Corp.	9,100	83,883
Silvercorp Metals, Inc.	14,700	53,901
*Sino-Forest Corp.	17,600	240,167
SNC-Lavalin Group, Inc.	900	37,980
*Stantec, Inc.	2,000	50,276

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Stella-Jones, Inc.	1,400	$31,126
#*Storm Exploration, Inc.	1,100	12,100
Sun Life Financial, Inc.	19,778	676,005
Suncor Energy, Inc.	2,808	90,815
#*SunOpta, Inc.	2,100	4,679
Superior Plus Corp.	6,600	67,516
*SXC Health Solutions Corp.	1,000	29,956
Talisman Energy, Inc.	45,748	707,082
*Taseko Mines, Ltd.	6,700	13,745
*Teck Resources, Ltd. Class B	33,100	871,093
#*Thompson Creek Metals Company, Inc.	10,100	147,386
Thomson Reuters Corp.	2,732	88,230
Tim Hortons, Inc.	3,900	105,388
TMX Group, Inc.	800	25,732
Toromont Industries, Ltd.	2,500	50,012
#Toronto Dominion Bank	11,000	644,428
Torstar Corp. Class B	3,900	19,188
Transalta Corp.	7,200	143,432
TransCanada Corp.	2,939	83,593
Transcontinental, Inc. Class A	5,200	40,596
#*Transglobe Energy Corp.	3,700	11,678
Trican Well Service, Ltd.	10,100	90,007
Trinidad Drilling, Ltd.	6,000	27,682
*TriStar Oil and Gas, Ltd.	13,280	141,275
TVA Group, Inc. Class B	653	6,274
#*UEX Corp.	6,000	6,906
Uni-Select, Inc.	1,800	42,859
#*Uranium One, Inc.	51,200	136,882
*UTS Energy Corp.	21,700	30,417
*Vecima Network, Inc.	700	3,502
*Vector Aerospace Corp.	3,200	19,754
*Verenex Energy, Inc.	4,000	22,613
*Vero Energy, Inc.	2,000	5,440
*Viterra, Inc.	25,000	210,490
*West Energy, Ltd.	400	780
West Fraser Timber Co., Ltd.	3,400	83,797
*Westjet Airlines, Ltd.	700	6,725
Wi-LAN, Inc.	11,400	23,387
Winpak, Ltd.	2,300	16,568
Yamana Gold, Inc.	29,500	281,239

TOTAL CANADA		21,694,637

DENMARK — (1.0%)
#A P Moller - Maersk A.S.	11	68,497
Alk-Abello A.S.	425	32,610
*Amagerbanken A.S.	356	3,652
Auriga Industries A.S. Series B	2,977	57,552
Bang & Olufsen Holdings A.S.	3,870	32,407
*Bavarian Nordic A.S.	1,323	58,871
Carlsberg A.S. Series B	2,461	170,824
#Coloplast A.S.	595	43,522
D/S Norden A.S.	1,661	59,282
Danisco A.S.	4,197	205,238
*Danske Bank A.S.	8,135	168,793
*DFDS A.S.	612	29,279
#*DSV A.S.	11,779	162,274
East Asiatic Co., Ltd. A.S.	952	35,010
#*FLSmidth & Co. A.S.	3,296	142,997
*Genmab A.S.	300	12,003
*GN Store Nord A.S.	24,006	115,454
#*Greentech Energy Systems A.S.	3,153	16,012

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
H. Lundbeck A.S.	1,967	$38,188
Harboes Bryggeri A.S.	511	11,688
Jeudan A.S.	477	39,198
*Jyske Bank A.S.	4,171	153,719
*NeuroSearch A.S.	290	6,391
#*NKT Holding A.S.	2,916	111,205
*Nordjyske Bank A.S.	140	3,270
*Norresundby Bank A.S.	195	5,758
Novozymes A.S. Series B	286	25,702
*Parken Sport & Entertainment A.S.	212	22,319
Per Aarsleff A.S. Series B	320	36,998
*Ringkjoebing Landbobank A.S.	919	90,767
Rockwool International A.S.	804	62,750
*Royal Unibrew A.S.	344	6,400
Schouw & Co. A.S.	1,698	29,443
SimCorp A.S.	110	18,905
*Sjaelso Gruppen A.S.	900	3,885
Solar Holdings A.S. Series B	174	6,996
*Spar Nord Bank A.S.	6,403	68,332
*Sydbank A.S.	7,110	179,136
Thrane & Thrane A.S.	275	8,039
Tivoli A.S.	1	635
*TK Development A.S.	1,470	6,996
*Topdanmark A.S.	910	124,223
Torm A.S.	1,131	11,471
Torm A.S. ADR	1,653	17,274
Trygvesta A.S.	250	16,837
*Vestas Wind Systems A.S.	852	59,970
*Vestjysk Bank A.S.	1,057	18,877

TOTAL DENMARK		2,599,649

FINLAND — (1.7%)
#Ahlstrom Oyj	3,134	37,295
Alma Media Oyj	4,556	35,464
#Amer Sports Oyj Series A	8,993	86,829
Aspo Oyj	461	3,947
Atria P.L.C.	1,463	22,472
Bank of Aland P.L.C.	23	734
#Cargotec Oyj Series B	2,611	48,983
Cramo Oyj	1,575	17,751
*Elektrobit Corp.	47,687	40,182
#Elisa Oyj	5,993	110,016
*Finnair Oyj	6,588	39,457
*Finnlines Oyj	894	8,615
Fiskars Oyj Abp Series A	3,456	43,167
Fortum Oyj	4,385	101,634
F-Secure Oyj	4,603	17,064
Glaston Oyj Abp	3,905	6,069
HKScan Oyj Series A	1,108	13,962
Huhtamaki Oyj	9,185	103,848
KCI Konecranes Oyj	1,929	52,648
Kemira Oyj	4,587	58,828
Kesko Oyj	8,512	224,640
Kone Oyj Series B	1,602	54,546
Laennen Tehtaat Oyj	276	4,839
Lassila & Tikanoja Oyj	1,166	24,927
Lemminkainen Oyj	1,151	37,942
#*Metso Corp. Oyj	9,359	197,456
*M-Real Oyj Series B	34,758	28,738
#Neste Oil Oyj	12,806	181,258
Nokian Renkaat Oyj	2,400	50,826

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Olvi Oyj Series A	229	$5,691
Oriola-KD Oyj Class B	4,809	22,472
Orion Oyj Series A	2,212	39,337
Orion Oyj Series B	2,547	44,671
Outokumpu Oyj Series A	4,232	83,030
Outotec Oyj	304	7,211
PKC Group Oyj	2,649	15,414
#Pohjola Bank P.L.C.	21,384	221,678
Poyry Oyj	2,503	35,641
Raisio P.L.C.	13,958	41,423
*Ramirent Oyj	5,095	41,069
Rautaruukki Oyj Series K	4,960	107,362
Ruukki Group Oyj	10,538	25,696
Sampo Oyj	14,382	299,611
#Sanoma Oyj	9,891	169,985
Scanfil Oyj	9,299	26,800
Stockmann Oyj Abp Series A	2,666	58,051
#Stockmann Oyj Abp Series B	2,901	61,735
*Stora Enso Oyj Series R	50,632	321,816
Tecnomen Lifetree Oyj	19,577	29,031
Tieto Oyj	7,471	128,027
UPM-Kymmene Oyj	45,985	481,755
Uponor Oyj Series A	2,456	33,532
Vacon Oyj	453	17,434
Vaisala Oyj Series A	1,578	56,541
#Wartsila Corp. Oyj Series B	4,107	147,082
#YIT Oyj	14,427	189,538

TOTAL FINLAND		4,365,770

FRANCE — (6.1%)
#Accor SA	1,453	62,048
Aeroports de Paris	371	29,937
#Air France-KLM	13,938	175,252
#*Alcatel-Lucent SA	29,921	82,884
*Alcatel-Lucent SA Sponsored ADR	13,600	37,536
Alstom SA	1,356	93,114
#*ALTEN	1,917	37,174
*Altran Technologies SA	14,528	42,819
April Group SA	303	11,729
Arkema	2,648	76,020
Assystem	967	8,699
*Atari SA	2,245	14,740
*Atos Origin SA	9,222	420,543
AXA SA	8,696	183,558
AXA SA Sponsored ADR	14,588	308,390
#Beneteau SA	2,995	41,232
bioMerieux SA	175	17,012
BNP Paribas SA	12,693	921,652
Boiron SA	427	14,765
Bonduelle SCA	208	17,606
*Bongrain SA	1,203	72,564
#Bourbon SA	3,662	153,910
Bouygues SA	1,571	66,743
*Bull SA	11,571	42,445
Canal Plus SA	1,031	7,071
Capgemini SA	6,863	317,200
Carbone Lorraine SA	1,120	32,778
Carrefour SA	3,054	143,199
Casino Guichard Perrachon SA	1,544	106,085
*Cegedim SA	178	13,507
Christian Dior SA	136	11,796

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Cie Generale D’Optique Essilor Intenational SA	884	$48,998
Ciments Francais SA	1,165	113,727
*Club Mediterranee SA	678	9,884
CNP Assurances SA	2,261	206,213
#Compagnie de Saint-Gobain	10,240	414,148
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	15,400	313,082
Compagnie Generale des Establissements Michelin Series B	8,950	646,086
Credit Agricole SA	15,411	219,496
DANONE SA	9	482
Dassault Systemes SA	955	47,780
#Delachaux SA	900	58,308
Derichebourg	16,609	48,741
EDF Energies Nouvelles SA	842	42,135
Electricite de Strasbourg	88	12,506
#Eramet SA	99	27,818
Establissements Maurel et Prom	9,530	165,085
*Etam Developpement SA	588	11,581
Euler Hermes SA	1,866	110,142
*Euro Disney SCA	949	4,490
#European Aeronautic Defence & Space Co.	11,144	212,620
Eutelsat Communications	2,295	64,017
*Faurecia SA	1,619	19,878
#Fimalac SA	655	34,643
#France Telecom SA	3,948	98,474
France Telecom SA Sponsored ADR	3,032	77,104
#*Gemalto NV	5,350	199,868
GFI Informatique SA	1,440	5,561
Gifi SA	800	40,096
*GL Events SA	2,268	39,011
#*Groupe Eurotunnel SA	2,272	13,474
#Groupe Steria SCA	2,039	49,233
Guerbet SA	89	13,545
Guyenne et Gascogne SA	472	47,362
#*Haulotte Group SA	2,284	17,978
Havas SA	22,340	65,004
Hermes International SA	280	42,079
Iliad SA	182	19,430
*Imerys SA	2,826	150,544
Ingenico SA	2,194	45,943
Ipsos SA	2,404	62,713
#*JC Decaux SA	5,664	116,673
#Kaufman et Broad SA	229	4,784
*Korian SA	485	11,760
*Lafarge SA	8,284	598,439
Lagardere SCA	9,183	342,644
Laurent-Perrier SA	529	35,114
*LDC	104	11,704
Legrand SA	2,723	66,617
#LVMH Moet Hennessy Louis Vuitton SA	1,054	95,094
M6 Metropole Television	2,311	46,154
*Manitou BF SA	543	7,205
Manutan International SA	234	12,340
*Natixis	99,455	258,139
Neopost SA	1,190	101,349
Nexans SA	3,461	232,893
Norbert Dentressangle	797	42,690
NRJ Group	1,512	10,304
#*Orpea SA	1,599	75,920
#PagesJaunes SA	3,741	40,316
#Pernod-Ricard SA	1,820	141,191
*Peugeot SA	11,205	339,442

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Pierre & Vacances	990	$70,298
Plastic Omnium SA	521	10,060
PPR SA	3,639	405,299
Publicis Groupe	1,966	69,734
Rallye SA	1,545	45,394
#Remy Cointreau SA	1,269	50,220
#*Renault SA	11,104	471,864
*Rexel SA	19,197	210,712
*Rhodia SA	2,560	27,882
Robertet SA	246	27,687
Rubis SA	701	57,032
*Sa des Ciments Vicat	912	58,165
Safran SA	11,349	175,444
Saft Groupe SA	360	14,068
SAMSE SA	40	3,105
Sanofi - Aventis	3,769	246,594
#Schneider Electric SA	2,253	204,529
#SCOR SE	10,401	249,835
SEB SA	3,089	147,412
Sechilienne SA	847	32,615
*SeLoger.com	845	27,154
SES SA	3,759	74,332
Societe BIC SA	1,862	111,701
Societe Generale Paris	7,392	473,901
Societe Marseillaise du Tunnel Prado Carenage	200	7,086
#Societe Television Francaise 1	5,469	84,427
#Sodexo	724	38,145
*Soitec SA	10,783	94,426
Somfy SA	303	56,543
Sopra Group SA	549	23,612
*Sperian Protection	171	10,421
Stallergenes SA	219	15,601
STEF-TFE	1,194	55,337
STMicroelectronics NV	42,736	326,702
STMicroelectronics NV ADR	8,300	62,997
Sucriere de Pithiviers Le Vieil	11	9,306
Synergie SA	2,662	54,624
Technip SA	2,861	173,204
Teleperformance SA	4,781	151,339
Thales SA	1,111	46,999
*Theolia SA	471	2,479
Total SA	5,026	278,744
Total SA Sponsored ADR	3,100	172,515
*UbiSoft Entertainment SA	2,982	50,928
Union Financiere de France Banque SA	236	8,256
*Valeo SA	5,658	149,927
Vallourec SA	603	79,345
Viel et Compagnie	9,940	43,046
Vilmorin et Cie SA	523	51,194
#Vinci SA	3,741	190,406
Virbac SA	612	55,845
Vivendi SA	8,634	221,320
#Zodiac Aerospace	3,640	140,627

TOTAL FRANCE		15,894,497

GERMANY — (4.7%)
*Aareal Bank AG	3,679	52,189
Adidas-Salomon AG	3,414	144,162
#Aixtron AG	1,578	25,714
Allianz SE	4,301	425,820
Allianz SE Sponsored ADR	11,988	118,801

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Augusta Technologie AG	774	$8,973
#Aurubis AG	3,305	114,344
*Axel Springer AG	115	10,495
*Baader Bank AG	174	609
#BASF AG	4,469	222,568
#Bauer AG	239	8,602
Bayer AG	769	47,019
#Bayerische Motoren Werke AG	8,606	397,135
Bechtle AG	971	18,911
#Beiersdorf AG	263	13,246
Bilfinger Berger AG	2,727	143,463
*Borussia Dortmund GmbH & Co. KGaA	13,961	20,735
Carl Zeiss Meditec AG	985	13,821
#Celesio AG	2,505	66,563
*CENTROTEC Sustainable AG	82	951
#*Centrotherm Photovoltaics AG	529	27,281
Comdirect Bank AG	1,532	13,099
*Commerzbank AG	48,051	378,115
#*Constantin Medien AG	11,950	31,372
Daimler AG	10,656	494,971
Demag Cranes AG	1,553	38,515
Deutsche Bank AG	20,528	1,332,267
Deutsche Boerse AG	1,211	95,744
Deutsche Lufthansa AG	18,246	246,221
Deutsche Post AG	26,899	425,038
#*Deutsche Postbank AG	6,772	186,857
Deutsche Telekom AG	8,282	106,020
Deutsche Telekom AG Sponsored ADR	13,560	173,432
*Deutsche Wohnen AG	2,171	33,445
*Deutz AG	17,349	83,923
Douglas Holding AG	1,169	46,463
*Drillisch AG	10,745	47,712
Duerr AG	505	7,421
E.ON AG	18,237	692,950
ElreingKlinger AG	717	13,725
*Escada AG	1,298	4,792
#*Evotec AG	18,777	34,970
Fielmann AG	103	6,847
#Fraport AG	2,352	107,755
#*Freenet AG	8,839	108,425
Fresenius Medical Care AG & Co. KGaA ADR	900	41,301
Fresenius SE (4352097)	402	19,755
Fresenius SE (4568946)	418	23,668
GEA Group AG	4,840	79,058
Generali Deutschland Holding AG	345	28,451
Gerresheimer AG	2,461	54,762
Gesco AG	228	12,048
GFK SE	1,582	36,017
Gildemeister AG	2,680	28,708
Grenkeleasing AG	926	33,286
Hamburger Hafen und Logistik AG	933	42,743
#*Hannover Rueckversicherung AG	4,010	162,951
#Heidelberger Druckmaschinen AG	9,508	69,165
#Heidelberger Zement AG	1,943	83,775
Henkel AG & Co. KGaA	1,143	35,970
Hochtief AG	1,845	110,498
#IDS Scheer AG	762	16,224
Indus Holding AG	2,535	35,899
#*Infineon Technologies AG	4,264	17,375
*Infineon Technologies AG ADR	88,446	357,322
#INTERSEROH SE	497	30,150

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*IVG Immobilien AG	12,360	$86,009
*Jenoptik AG	5,464	26,450
K&S AG	920	51,506
*Kizoo AG	1,753	14,147
*Kloeckner & Co. SE	4,077	104,682
Kontron AG	4,426	51,050
Krones AG	2,060	79,679
KSB AG	37	17,643
#*Kuka AG	1,665	24,779
KWS Saat AG	94	15,919
Lanxess AG	6,296	182,700
Leoni AG	3,076	59,705
Linde AG	1,001	94,498
#MAN SE	3,183	219,026
*Manz Automation AG	90	6,391
#Medion AG	3,623	41,287
Merck KGaA	599	55,598
Metro AG	1,104	63,951
#MLP AG	3,946	53,375
*Morphosys AG	573	13,314
MTU Aero Engines Holding AG	3,629	131,949
Munchener Rueckversicherungs-Gesellschaft AG	1,851	280,137
MVV Energie AG	320	14,153
#*Nordex AG	64	1,032
Pfeiffer Vacuum Technology AG	168	12,399
*Pfleiderer AG	6,234	52,136
#*PNE Wind AG	2,933	7,995
Porsche Automobil Holding SE	3,520	229,199
#Praktiker Bau-und Heimwerkermaerkte Holding AG	6,571	65,883
*Premiere AG	3,436	14,116
Puma AG Rudolf Dassler Sport	203	51,630
#*Q-Cells SE	105	1,884
#*QIAGEN NV	5,086	96,336
*QSC AG	16,029	43,150
Rational AG	199	24,072
*Repower Systems AG	51	8,189
Rheinmetall AG	2,725	134,166
#Rhoen-Klinikum AG	4,680	107,156
*Roth & Rau AG	350	11,643
Salzgitter AG	2,903	293,089
*SGL Carbon SE	3,232	105,853
#*Singulus Technologies AG	11,846	34,566
*Sixt AG	557	13,264
Software AG	1,142	85,420
#*Solar Millennium AG	2,702	93,425
#Solarworld AG	2,111	50,948
#*Solon SE	158	2,284
Stada Arzneimittel AG	5,750	139,402
Suedzucker AG	6,185	131,126
#Symrise AG	5,966	94,847
Takkt AG	174	2,119
ThyssenKrupp AG	11,447	351,080
Tognum AG	3,370	46,923
*TUI AG	23,032	149,398
*United Internet AG	4,184	53,115
*Versatel AG	311	2,875
*Vivacon AG	1,119	967
Vossloh AG	114	13,254
Wacker Chemie AG	249	32,847
#Wacker Neuson SE	1,212	10,451
*Washtec AG	5,709	50,723

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Wincor Nixdorf AG	942	$50,134
Wirecard AG	2,082	22,833

TOTAL GERMANY		12,290,484

GREECE — (1.4%)
*Agricultural Bank of Greece S.A.	16,347	38,594
Alapis Holdings Industrial & Commercial S.A.	61,234	86,615
*Alpha Bank A.E.	33,606	442,444
Anek Lines S.A.	15,821	21,408
*Attica Bank S.A.	3,947	12,357
Bank of Greece	1,780	110,723
Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	36,992
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	19,266	60,386
*EFG Eurobank Ergasias S.A.	29,674	388,058
Ellaktor S.A.	14,295	118,297
*Emporiki Bank of Greece S.A.	2,580	19,252
*EYDAP Athens Water Supply & Sewage Co. S.A.	3,597	35,246
*Forthnet S.A.	10,853	27,818
Fourlis Holdings S.A.	2,871	36,908
Frigoglass S.A.	2,761	24,450
GEK Terna S.A.	1,415	11,747
*Geniki Bank	10,249	13,257
Hellenic Exchanges S.A.	1,352	17,521
Hellenic Petroleum S.A.	13,659	141,291
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	35,280
Heracles General Cement Co. S.A.	2,107	18,744
*Iaso S.A.	4,628	29,854
*Intracom Holdings S.A.	16,398	40,414
J&P-Avax S.A.	1,561	7,735
Marfin Investment Group S.A.	77,144	322,776
Metka S.A.	2,252	27,334
Michaniki S.A.	4,019	10,697
Motor Oil (Hellas) Corinth Refineries S.A.	1,888	22,049
Mytilineos Holdings S.A.	13,806	118,945
*National Bank of Greece S.A.	11,614	338,320
*National Bank of Greece S.A. ADR	41,442	245,751
OPAP S.A.	1,860	44,573
*Piraeus Bank S.A.	34,245	406,855
*Proton Bank S.A.	1,750	3,831
*Public Power Corp. S.A.	2,464	53,646
*Sarantis S.A.	1,038	6,458
*Sidenor Steel Products Manufacturing Co. S.A.	7,296	55,006
*Teletypos S.A. Mega Channel S.A.	1,037	6,449
Titan Cement Co. S.A.	5,750	166,418
*TT Hellenic Postbank S.A.	9,100	67,272
*Viohalco S.A.	9,559	65,347

TOTAL GREECE		3,737,118

HONG KONG — (2.1%)
Allied Group, Ltd.	6,000	14,399
*Allied Properties, Ltd.	572,000	76,428
Asia Financial Holdings, Ltd.	98,000	32,870
*Associated International Hotels, Ltd.	4,000	8,245
Bank of East Asia, Ltd.	26,431	87,724
BOC Hong Kong (Holdings), Ltd.	9,000	19,063
C C Land Holdings, Ltd.	36,000	26,902
Cafe de Coral Holdings, Ltd.	8,000	16,878
Cathay Pacific Airways, Ltd.	29,000	44,845
Cheung Kong Holdings, Ltd.	13,000	167,385
Chevalier International Holdings, Ltd.	20,000	15,216
*China WindPower Group, Ltd.	260,000	31,554

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Chong Hing Bank, Ltd.	7,000	$12,670
Chow Sang Sang Holdings, Ltd.	40,000	35,027
*Clear Media, Ltd.	103,000	49,415
*Dah Sing Banking Group, Ltd.	6,800	7,820
*Dah Sing Financial Holdings, Ltd.	17,600	80,745
Emperor International Holdings, Ltd.	54,000	8,626
Esprit Holdings, Ltd.	4,400	31,516
*eSun Holdings, Ltd.	198,000	30,074
First Pacific Co., Ltd.	176,000	112,512
*Foxconn International Holdings, Ltd.	114,000	79,506
Fubon Bank Hong Kong, Ltd.	30,000	14,502
#*Galaxy Entertainment Group, Ltd.	302,000	91,825
Giordano International, Ltd.	242,000	75,089
*Goldin Properties Holdings, Ltd.	86,000	36,063
Great Eagle Holdings, Ltd.	29,788	68,803
Hang Lung Group, Ltd.	14,000	72,896
Harbour Centre Development, Ltd.	29,000	21,844
Henderson Land Development Co., Ltd.	10,000	66,082
HKR International, Ltd.	86,400	38,051
Hong Kong and Shanghai Hotels, Ltd.	79,500	91,178
Hong Kong Exchanges & Clearing, Ltd.	1,200	22,486
Hopewell Holdings, Ltd.	39,000	126,546
Hung Hing Printing Group, Ltd.	150,000	38,858
Hutchison Harbour Ring, Ltd.	180,000	13,696
*Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	5,574
Hutchison Telecommunications International, Ltd.	36,000	9,256
Hutchison Whampoa, Ltd.	28,000	208,393
Industrial & Commercial Bank of China (Asia), Ltd.	35,000	66,109
#Johnson Electric Holdings, Ltd.	266,000	78,796
K Wah International Holdings, Ltd.	56,000	23,071
Keck Seng Investments (Hong Kong), Ltd.	48,000	20,527
Kerry Properties, Ltd.	28,500	147,070
Kingboard Laminates Holdings, Ltd.	91,500	47,190
Kowloon Development Co., Ltd.	94,000	95,569
*Lai Sun Development Co., Ltd.	1,720,000	29,877
Lee & Man Paper Manufacturing, Ltd.	31,600	49,534
Lifestyle International Holdings, Ltd.	18,000	27,305
Liu Chong Hing Investment, Ltd.	16,000	12,102
#*Melco International Development, Ltd.	82,000	52,756
Midland Holdings, Ltd.	36,000	28,847
Miramar Hotel & Investment Co., Ltd.	14,000	13,899
#*Mongolia Energy Corp., Ltd.	63,000	23,961
MTR Corp., Ltd.	5,000	18,110
New World Development Co., Ltd.	94,122	223,559
Next Media, Ltd.	62,000	9,027
NWS Holdings, Ltd.	23,274	44,618
Pacific Andes International Holdings, Ltd.	192,000	32,004
Pacific Basin Shipping, Ltd.	98,000	73,840
*Pacific Century Premium Developments, Ltd.	45,000	12,465
Paliburg Holdings, Ltd.	56,000	12,031
PCCW, Ltd.	12,000	3,261
#Polytec Asset Holdings, Ltd.	415,000	64,188
Ports Design, Ltd.	9,000	23,121
Public Financial Holdings, Ltd.	28,000	14,375
Regal Hotels International Holdings, Ltd.	172,000	55,163
*REXLot Holdings, Ltd.	550,000	48,874
Road King Infrastructure, Ltd.	29,000	22,950
Samson Holding, Ltd.	294,000	54,537
*Shanghai Zenghai Property, Ltd.	1,190,000	49,796
Shangri-La Asia, Ltd.	68,000	107,767
Shui On Construction & Materials, Ltd.	26,000	36,827

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Shun Tak Holdings, Ltd.	150,000	$122,912
Sino Land Co., Ltd.	52,000	105,803
*Sinotrans Shipping, Ltd.	211,500	102,817
Smartone Telecommunications Holdings, Ltd.	21,000	14,349
Stella International Holdings, Ltd.	20,000	33,059
Sun Hung Kai & Co., Ltd.	60,000	47,029
Sun Hung Kai Properties, Ltd.	10,000	151,312
Tai Cheung Holdings, Ltd.	75,000	44,331
*Tak Shun Technology Group, Ltd.	3,130,000	30,624
*TCC International Holdings, Ltd.	50,000	23,952
Techtronic Industries Co., Ltd.	226,500	189,110
Texwinca Holdings, Ltd.	18,000	14,056
Transport International Holdings, Ltd.	16,800	52,994
Truly International Holdings, Ltd.	38,000	35,732
*United Laboratories, Ltd. (The)	98,000	39,032
Vitasoy International Holdings, Ltd.	100,000	62,709
Vtech Holdings, Ltd.	3,000	21,272
Wharf Holdings, Ltd.	38,000	178,543
Wheelock and Co., Ltd.	42,000	117,706
#Wheelock Properties, Ltd.	95,000	63,185
Wing Hang Bank, Ltd.	7,000	66,986
Wing On Co. International, Ltd.	30,000	38,601
*Wonson International Holdings, Ltd.	212,800	13,688
Xinyi Glass Holding Co., Ltd.	38,000	33,133
Yip’s Chemical Holdings, Ltd.	80,000	43,982
Yue Yuen Industrial (Holdings), Ltd.	24,000	65,206

TOTAL HONG KONG		5,325,811

IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	14,724	9,440
*Allied Irish Banks P.L.C.	45,147	112,402
*Anglo Irish Bank Corp. P.L.C.	105,210	32,540
C&C Group P.L.C.	33,870	98,953
CRH P.L.C.	6,289	154,970
#CRH P.L.C. Sponsored ADR	18,200	450,086
DCC P.L.C.	10,823	231,491
*Dragon Oil P.L.C.	41,441	229,465
*Elan Corp. P.L.C.	4,564	35,605
*Elan Corp. P.L.C. Sponsored ADR	8,300	65,404
FBD Holdings P.L.C.	4,599	45,780
Glanbia P.L.C.	6,572	23,455
Grafton Group P.L.C.	21,880	105,286
Greencore Group P.L.C.	39,071	59,515
*Independent News & Media P.L.C.	7,559	2,533
*Kenmare Resources P.L.C.	39,011	11,923
Kerry Group P.L.C.	3,688	87,337
*Kingspan Group P.L.C.	15,521	107,936
Paddy Power P.L.C.	2,496	62,194
Smurfit Kappa Group P.L.C.	10,408	60,852
United Drug P.L.C.	28,403	76,935

TOTAL IRELAND		2,064,102

ITALY — (2.7%)
#A2A SpA	12,377	22,539
ACEA SpA	3,441	39,172
Acegas-APS SpA	2,087	13,840
Actelios SpA	5,009	27,642
Alleanza Assicurazioni SpA	11,228	84,435
*Amplifon SpA	5,973	22,237
Ansaldo STS SpA	4,668	94,575
Astaldi SpA	8,235	64,588

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Atlantia SpA	1,380	$30,491
#*Autogrill SpA	6,656	64,597
Azimut Holding SpA	9,922	106,086
Banca Carige SpA	47,920	136,470
Banca Generali SpA	10,174	95,226
*Banca Intermobiliare SpA	3,421	15,190
Banca Monte Dei Paschi di Siena SpA	87,381	163,964
Banca Piccolo Credito Valtellinese Scarl SpA	18,924	187,897
Banca Popolare dell’Etruria e del Lazio Scarl	8,000	50,063
Banca Popolare di Milano Scarl	52,397	317,035
Banco di Desio e della Brianza SpA	8,503	56,174
*Banco Popolare Scarl	28,192	227,713
Benetton Group SpA	7,114	60,668
Brembo SpA	6,992	47,194
#Bulgari SpA	4,904	30,281
Buzzi Unicem SpA	5,909	88,637
*C.I.R. SpA - Compagnie Industriali Riunite	43,635	82,584
Cementir SpA	15,206	62,593
Credito Artigiano SpA	6,264	17,119
Credito Bergamasco SpA	474	16,884
*Credito Emiliano SpA	8,917	47,834
#Danieli & Co. SpA	1,971	37,730
Davide Campari - Milano SpA	11,688	99,815
De Longhi SpA	4,556	13,710
DiaSorin SpA	1,379	38,517
Eni SpA	5,441	127,138
Eni SpA Sponsored ADR	2,100	97,818
ERG SpA	6,230	92,370
Esprinet SpA	3,327	33,594
*Eurotech SpA	13,712	60,848
*Fastweb SpA	1,565	40,941
*Fiat SpA	14,447	160,364
Finmeccanica SpA	4,072	61,758
Fondiaria - Sai SpA	8,937	149,653
*Gemina SpA	123,796	97,484
Geox SpA	702	5,544
*Gruppo Coin SpA	5,257	25,107
#*Gruppo Editoriale L’Espresso SpA	5,683	10,399
Hera SpA	32,394	79,923
Impregilo SpA	28,011	106,822
*Indesit Co. SpA	3,417	21,827
#*Interpump Group SpA	1,232	5,446
*Intesa Sanpaolo SpA	70,028	260,392
Iride SpA	6,625	12,241
Italcementi SpA	10,562	138,298
*Italmobiliare SpA	1,432	48,669
KME Group SpA	16,179	11,834
Lottomatica SpA	1,632	34,545
*Luxottica Group SpA Sponsored ADR	300	7,524
Marr SpA	1,671	13,876
Mediaset SpA	15,919	96,259
Mediobanca SpA	5,787	81,188
#Mediolanum SpA	3,408	19,456
Milano Assicurazioni SpA	25,444	86,772
#*Mondadori (Arnoldo) Editore SpA	13,439	56,865
Parmalat SpA	151,680	379,239
Permasteelisa SpA	711	12,276
Piaggio & C. SpA	25,137	52,208
*Pirelli & Co. Real Estate SpA	87,619	67,554
#*Pirelli & Co. SpA	302,134	126,110
*Premafin Finanziaria SpA	20,038	27,987

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Prysmian SpA	5,651	$97,210
Recordati SpA	2,294	15,346
*Safilo Group SpA	10,812	6,370
Saipem SpA	540	14,634
Saras SpA	10,423	29,118
SAVE SpA	7,173	47,894
*Snai SpA	2,736	11,706
Societa Iniziative Autostradali e Servizi SpA	8,046	59,298
*Societe Cattolica di Assicurazoni Scrl SpA	3,848	128,250
#Sol SpA	99	558
*Sorin SpA	63,354	96,824
*Telecom Italia Media SpA	70,820	12,395
Telecom Italia SpA Sponsored ADR	19,900	310,042
Tenaris SA ADR	1,300	39,416
Terna SpA	11,417	40,240
Tod’s SpA	549	31,842
Trevi Finanziaria SpA	1,988	26,669
*UniCredito SpA	129,481	377,828
Unione di Banche Italiane ScpA	30,011	419,185
*Unipol Gruppo Finanziario SpA	65,013	81,445
#Vianini Lavori SpA	1,509	9,469
Vittoria Assicurazioni SpA	496	2,862

TOTAL ITALY		7,032,430

JAPAN — (20.8%)
77 Bank, Ltd. (The)	29,000	171,121
Achilles Corp.	12,000	19,319
Adeka Corp.	13,900	124,296
Aderans Holdings Co., Ltd.	5,600	78,096
Advantest Corp. ADR	1,800	39,276
#*AEON Co., Ltd.	23,300	225,947
Aica Kogyo Co., Ltd.	1,800	17,266
Aichi Bank, Ltd. (The)	800	68,359
Aichi Corp.	10,300	55,465
Aichi Machine Industry Co., Ltd.	6,000	17,493
Aichi Steel Corp.	11,000	41,127
Aida Engineering, Ltd.	3,500	11,689
Aigan Co., Ltd.	4,200	25,463
Aioi Insurance Co., Ltd.	11,000	52,127
Aiphone Co., Ltd.	900	14,977
Air Water, Inc.	3,000	33,139
Airport Facilities Co., Ltd.	3,300	17,969
Aisin Seiki Co., Ltd.	6,700	171,686
Ajinomoto Co., Inc.	24,000	229,242
Akita Bank, Ltd. (The)	24,000	89,066
Alfresa Holdings Corp.	1,000	50,481
Aloka Co., Ltd.	3,400	34,485
Alpha Systems, Inc.	1,300	26,587
Alpine Electronics, Inc.	1,600	16,058
*Alps Electric Co., Ltd.	26,400	146,781
Alps Logistics Co., Ltd.	2,000	17,082
Amada Co., Ltd.	31,000	196,189
Amano Corp.	7,100	63,146
Anritsu Corp.	6,000	24,531
AOC Holdings, Inc.	5,300	50,119
AOKI Holdings, Inc.	1,500	16,322
Aomori Bank, Ltd. (The)	11,000	43,817
Aoyama Trading Co., Ltd.	8,800	148,331
#*Aozora Bank, Ltd.	87,000	119,611
#Ariake Japan Co., Ltd.	3,200	48,660
Aronkasei Co., Ltd.	8,000	29,169

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
As One Corp.	1,800	$32,176
Asahi Breweries, Ltd.	2,000	31,758
Asahi Diamond Industrial Co., Ltd.	3,000	19,907
Asahi Glass Co., Ltd.	19,000	164,279
Asahi Kasei Corp.	20,000	103,061
Asahi Organic Chemicals Industry Co., Ltd.	6,000	15,703
#ASATSU-DK, Inc.	2,400	53,744
Asics Corp.	5,000	47,052
ASKA Pharmaceutical Co., Ltd.	5,000	43,212
Asunaro Aoki Construction Co., Ltd.	3,500	17,435
Atsugi Co., Ltd.	14,000	18,861
Autobacs Seven Co., Ltd.	3,300	112,200
#Avex Group Holdings, Inc.	3,700	32,457
Awa Bank, Ltd. (The)	6,000	34,772
Bando Chemical Industries, Ltd.	6,000	16,520
Bank of Iwate, Ltd. (The)	1,200	70,073
Bank of Kyoto, Ltd. (The)	8,000	72,272
Bank of Nagoya, Ltd. (The)	16,000	69,936
Bank of Okinawa, Ltd. (The)	2,800	103,519
Bank of Saga, Ltd. (The)	19,000	63,425
Bank of the Ryukyus, Ltd.	6,200	71,657
Bank of Yokohama, Ltd.	29,000	156,571
Benesse Corp.	400	17,288
Best Denki Co., Ltd.	3,500	17,489
Bridgestone Corp.	1,200	20,759
Brother Industries, Ltd.	6,400	57,430
Bunka Shutter Co., Ltd.	10,000	36,830
CAC Corp.	1,600	12,014
Calsonic Kansei Corp.	6,000	14,675
Canon Electronics, Inc.	1,900	28,178
Canon Finetech, Inc.	1,500	18,959
Canon, Inc. Sponsored ADR	2,200	81,444
Cawachi, Ltd.	800	14,690
*Cedyna Financial Corp.	12,350	23,608
Central Glass Co., Ltd.	27,000	113,668
Central Japan Railway Co.	2	12,030
Century Tokyo Leasing Corp.	3,500	37,603
Chiba Bank, Ltd. (The)	18,000	116,073
*Chiba Kogyo Bank, Ltd. (The)	1,400	12,374
Chiyoda Co., Ltd.	4,200	58,453
Chiyoda Corp.	2,000	16,845
Chofu Seisakusho Co., Ltd.	2,600	52,879
Chubu Shiryo Co., Ltd.	5,000	43,264
Chudenko Corp.	3,600	57,578
Chuetsu Pulp and Paper Co., Ltd.	15,000	37,331
Chugai Ro Co., Ltd.	9,000	25,209
Chugoku Bank, Ltd. (The)	3,000	40,323
Chugoku Marine Paints, Ltd.	5,000	33,821
Chukyo Bank, Ltd. (The)	18,000	58,279
Chuo Denki Kogyo Co., Ltd.	5,000	39,817
Chuo Mitsui Trust Holdings, Inc.	3,000	10,409
Circle K Sunkus Co., Ltd.	3,000	47,353
Citizen Holdings Co., Ltd.	27,300	147,690
CKD Corp.	7,600	39,138
#CMK Corp.	5,000	50,949
Coca-Cola Central Japan Co., Ltd.	2,500	34,796
#Coca-Cola West Co., Ltd.	3,800	74,424
Commuture Corp.	3,000	20,334
Computer Engineering & Consulting, Ltd.	1,700	12,381
Comsys Holdings Corp.	8,000	92,295
Corona Corp.	1,500	17,855

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Cosmo Oil Co., Ltd.	45,000	$134,361
Credit Saison Co., Ltd.	10,800	140,170
*Creed Corp.	18	29
#*CSK Holdings Corp.	4,400	20,934
Dai Nippon Printing Co., Ltd.	26,000	379,556
Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	18,503
#*Dai Nippon Toryo, Ltd.	29,000	32,958
Daicel Chemical Industries, Ltd.	22,000	139,384
Dai-Dan Co., Ltd.	3,000	15,904
#Daido Metal Co., Ltd.	12,000	45,822
#Daido Steel Co., Ltd.	27,000	111,322
Daidoh, Ltd.	4,600	31,175
#*Daiei, Inc. (The)	8,850	34,903
Daifuku Co., Ltd.	9,500	65,027
Daihatsu Motor Co., Ltd.	2,000	22,388
Daihen Corp.	11,000	36,551
Daiichi Jitsugyo Co., Ltd.	11,000	35,465
Daiichi Sankyo Co., Ltd.	1,400	25,253
Daiken Corp.	13,000	22,307
Daikin Industries, Ltd.	1,600	57,746
Daikoku Denki Co., Ltd.	3,000	40,362
*Daikyo, Inc.	10,000	15,642
Daimei Telecom Engineering Corp.	2,000	19,095
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	27,120
#*Dainippon Screen Manufacturing Co., Ltd.	32,000	115,481
Daio Paper Corp.	2,000	18,011
#Daiseki Co., Ltd.	600	13,086
Daishi Bank, Ltd. (The)	24,000	95,217
Daiso Co., Ltd.	6,000	15,619
Daisyo Corp.	2,000	27,936
Daito Trust Construction Co., Ltd.	1,000	49,038
Daiwa House Industry Co., Ltd.	12,000	123,372
Daiwa Securities Co., Ltd.	10,000	58,700
#Daiwabo Holdings Co., Ltd.	11,000	43,146
DC Co., Ltd.	3,400	10,195
DCM Japan Holdings Co., Ltd.	8,700	59,061
Denki Kagaku Kogyo Kabushiki Kaisha	61,000	197,942
Denki Kogyo Co., Ltd.	4,000	20,068
*Denso Corp.	5,500	161,381
#Dentsu, Inc.	1,600	33,647
Denyo Co., Ltd.	5,100	39,944
Descente, Ltd.	7,000	32,755
DIC Corp.	7,000	9,816
Disco Corp.	1,700	88,707
Don Quijote Co., Ltd.	600	12,481
Doshisha Co., Ltd.	3,300	51,184
DOUTOR NICHIRES Holdings Co., Ltd.	2,400	33,226
Dowa Holdings Co., Ltd.	25,000	113,662
DTS Corp.	2,800	26,436
*Duskin Co., Ltd.	1,900	32,964
DyDo Drinco, Inc.	600	17,570
eAccess, Ltd.	50	38,737
East Japan Railway Co.	900	51,428
*Ebara Corp.	40,000	128,525
Edion Corp.	6,500	37,955
Ehime Bank, Ltd. (The)	18,000	46,874
Eighteenth Bank, Ltd. (The)	19,000	53,809
Eizo Nanao Corp.	800	17,737
#*Elpida Memory, Inc.	15,500	175,716
#Enplas Corp.	2,700	49,030
Exedy Corp.	2,300	54,050

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ezaki Glico Co., Ltd.	4,000	$42,803
F&A Aqua Holdings, Inc.	2,600	29,349
Fancl Corp.	4,300	51,785
Foster Electric Co., Ltd.	6,200	103,784
France Bed Holdings Co., Ltd.	19,000	28,687
Fuji Co., Ltd.	1,000	18,863
Fuji Electric Holdings Co., Ltd.	59,000	103,141
*Fuji Fire & Marine Insurance Co., Ltd. (The)	36,000	43,119
Fuji Heavy Industries, Ltd.	35,000	140,358
Fuji Oil Co., Ltd.	1,000	12,239
Fuji Soft, Inc.	900	18,084
Fujicco Co., Ltd.	2,000	22,783
FUJIFILM Holdings Corp.	6,500	208,993
Fujikura Kasei Co., Ltd.	7,100	37,621
Fujikura, Ltd.	30,000	157,946
Fujitec Co., Ltd.	3,000	15,892
Fujitsu Business Systems, Ltd.	1,800	41,664
Fujitsu Frontech, Ltd.	1,700	16,733
Fujitsu, Ltd.	9,000	58,859
Fukui Bank, Ltd. (The)	9,000	29,309
Fukuoka Financial Group, Inc.	35,000	153,182
#Fukuyama Transporting Co., Ltd.	22,000	102,399
Funai Electric Co., Ltd.	3,300	136,963
Furukawa Co., Ltd.	39,000	53,018
Furukawa Electric Co., Ltd.	11,000	52,882
Furukawa-Sky Aluminum Corp.	12,000	21,330
Fuso Pharmaceutical Industries, Ltd.	12,000	39,835
Futaba Corp.	2,700	47,302
#Futaba Industrial Co., Ltd.	5,100	19,804
Fuyo General Lease Co., Ltd.	600	13,232
Gakken Co., Ltd.	7,000	13,130
Gecoss Corp.	5,100	23,709
GEO Co., Ltd.	43	33,828
Glory, Ltd.	4,400	90,404
#GMO Internet, Inc.	5,000	21,029
Godo Steel, Ltd.	5,000	13,779
Goldcrest Co., Ltd.	1,550	36,944
#Green Hospital Supply, Inc.	70	39,841
Gun-Ei Chemical Industry Co., Ltd.	12,000	27,644
Gunma Bank, Ltd. (The)	10,000	57,941
Gunze, Ltd.	29,000	124,298
#H2O Retailing Corp.	5,000	28,997
Hachijuni Bank, Ltd. (The)	22,000	128,571
*Hakuhodo Dy Holdings, Inc.	1,030	56,442
Hamamatsu Photonics K.K.	1,400	27,379
#Hankyu Hanshin Holdings, Inc.	4,000	18,379
Hanwa Co., Ltd.	13,000	52,640
Harashin Narus Holdings Co., Ltd.	3,000	31,670
*Haseko Corp.	15,500	14,694
Heiwa Corp.	1,700	18,331
Heiwa Real Estate Co., Ltd.	14,000	48,730
Heiwado Co., Ltd.	4,500	59,371
Hibiya Engineering, Ltd.	2,000	16,548
Higashi-Nippon Bank, Ltd.	24,000	51,863
Higo Bank, Ltd. (The)	20,000	122,260
Hikari Tsushin, Inc.	1,700	36,701
*Hino Motors, Ltd.	44,000	146,158
Hirose Electric Co., Ltd.	200	22,304
Hiroshima Bank, Ltd. (The)	10,000	41,475
HIS Co., Ltd.	1,300	26,587
*HISAKA WORKS, LTD.	3,000	32,192

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hisamitsu Pharmaceutical Co., Inc.	600	$20,630
Hitachi Cable, Ltd.	27,000	89,226
*Hitachi High-Technologies Corp.	800	15,642
Hitachi Information Systems, Ltd.	3,000	90,740
Hitachi Koki Co., Ltd.	4,800	43,933
Hitachi Kokusai Electric, Inc.	3,000	22,035
Hitachi Maxell, Ltd.	4,500	81,655
Hitachi Medical Corp.	2,000	19,145
Hitachi Plant Technologies, Ltd.	5,000	31,817
Hitachi Software Engineering Co., Ltd.	3,500	97,112
#Hitachi Systems & Services, Ltd.	3,100	69,834
Hitachi Tool Engineering, Ltd.	4,800	43,421
Hitachi Transport System, Ltd.	1,200	15,181
*Hitachi Zosen Corp.	35,000	44,871
Hitachi, Ltd. Sponsored ADR	2,900	97,034
Hodogaya Chemical Co., Ltd.	11,000	26,834
Hokkan Holdings, Ltd.	8,000	20,645
Hokkoku Bank, Ltd. (The)	27,000	99,930
Hokuetsu Bank, Ltd. (The)	31,000	63,410
Hokuetsu Paper Mills, Ltd.	9,500	47,672
Hokuhoku Financial Group, Inc.	30,000	68,340
Hokuto Corp.	1,800	36,648
Honda Motor Co., Ltd. Sponsored ADR	12,559	403,521
Horiba, Ltd.	2,200	51,783
Hosiden Corp.	3,500	45,124
Hosokawa Micron Corp.	4,000	17,396
House Foods Corp.	4,300	60,508
Hyakugo Bank, Ltd. (The)	18,000	88,630
Hyakujishi Bank, Ltd. (The)	19,000	89,723
IBJ Leasing Co., Ltd.	4,000	52,027
Ichikoh Industries, Ltd.	24,000	40,166
Ichiyoshi Securities Co., Ltd.	2,100	16,052
Icom, Inc.	800	17,160
#Idemitsu Kosan Co., Ltd.	1,700	141,695
Ihara Chemical Industry Co., Ltd.	7,000	27,020
*IHI Corp.	47,000	79,086
Iino Kaiun Kaisha, Ltd.	2,100	11,165
Imasen Electric Industrial Co., Ltd.	3,600	44,773
Inaba Denki Sangyo Co., Ltd.	600	13,668
Inaba Seisakusho Co., Ltd.	1,600	16,153
Inabata and Co., Ltd.	3,100	14,205
Inageya Co., Ltd.	3,000	29,368
INPEX Corp.	2	15,215
Inui Steamship Co., Ltd.	5,700	42,275
#*Iseki & Co., Ltd.	7,000	32,282
#Isetan Mitsukoshi Holdings, Ltd.	11,900	125,782
*Ishihara Sangyo Kaisha, Ltd.	43,000	47,068
*Isuzu Motors, Ltd.	100,000	176,749
Itochu Corp.	15,000	111,625
Itochu Enex Co., Ltd.	8,200	50,233
Itochu Techno-Solutions Corp.	600	18,002
Itochu-Shokuhin Co., Ltd.	800	28,758
Itoham Foods, Inc.	25,000	81,507
Itoki Corp.	4,300	11,696
#Iwatani International Corp.	6,000	17,529
Iyo Bank, Ltd. (The)	5,000	52,210
Izumiya Co., Ltd.	10,000	57,362
*J Front Retailing Co., Ltd.	17,000	94,134
Japan Airport Terminal Co., Ltd.	3,700	43,068
Japan Aviation Electronics Industry, Ltd.	10,000	65,559
Japan Business Computer Co., Ltd.	6,000	43,485

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Japan Cash Machine Co., Ltd.	400	$3,783
Japan Digital Laboratory Co., Ltd.	900	11,165
Japan Petroleum Exploration Co., Ltd.	300	14,724
Japan Pulp & Paper Co., Ltd.	5,000	16,807
Japan Steel Works, Ltd. (The)	1,000	13,023
Japan Transcity Corp.	7,000	20,773
Japan Vilene Co., Ltd.	6,000	32,218
Japan Wool Textile Co., Ltd. (The)	8,000	60,421
#Jeol, Ltd.	9,000	34,922
JFE Holdings, Inc.	800	32,005
JFE Shoji Holdings, Inc.	22,000	86,564
Joban Kosan Co., Ltd.	16,000	25,787
J-Oil Mills, Inc.	12,000	40,014
#Joshin Denki Co., Ltd.	2,000	16,612
Joyo Bank, Ltd. (The)	9,000	45,712
JS Group Corp.	6,000	92,852
JSP Corp.	6,600	50,622
JSR Corp.	3,200	57,303
JTEKT Corp.	16,100	181,933
#Juki Corp.	17,000	20,691
Juroku Bank, Ltd.	29,000	104,069
*JVC Kenwood Holdings, Inc.	46,300	29,222
K.R.S. Corp.	1,700	16,482
Kadokawa Holdings, Inc.	2,600	62,592
Kaga Electronics Co., Ltd.	2,500	30,312
Kagawa Bank, Ltd. (The)	5,000	21,460
Kagoshima Bank, Ltd. (The)	13,000	102,170
Kajima Corp.	6,000	16,787
Kakaku.com, Inc.	5	20,091
Kaken Pharmaceutical Co., Ltd.	2,000	17,411
Kamei Corp.	9,000	55,498
Kamigumi Co., Ltd.	8,000	66,531
Kandenko Co., Ltd.	8,000	52,867
Kaneka Corp.	24,000	166,361
*Kanematsu Corp.	14,000	13,379
Kanematsu Electronics, Ltd.	2,100	20,249
Kansai Paint Co., Ltd.	2,000	15,393
Kanto Auto Works, Ltd.	4,900	44,013
Kanto Natural Gas Development Co., Ltd.	3,000	17,168
*Kanto Tsukuba Bank, Ltd. (The)	3,300	11,010
Kasumi Co., Ltd.	5,000	23,410
Katakura Industries Co., Ltd.	2,500	25,828
Kato Sangyo Co., Ltd.	1,300	20,847
Kato Works Co., Ltd.	19,000	46,418
#Kawasaki Heavy Industries, Ltd.	24,000	61,450
*Kawasaki Kisen Kaisha, Ltd.	35,000	131,249
Kawasumi Laboratories, Inc.	5,000	33,732
Kayaba Industry Co., Ltd.	30,000	68,803
Keihan Electric Railway Co., Ltd.	9,000	39,196
Keihin Corp.	3,900	58,560
Keihin Electric Express Railway Co., Ltd.	4,000	33,292
Keio Corp.	2,000	11,973
Keisei Electric Railway Co., Ltd.	3,000	18,651
Keiyo Bank, Ltd. (The)	9,000	50,200
#Keiyo Co., Ltd.	3,000	14,756
#*Kenedix, Inc.	9	3,462
Key Coffee, Inc.	2,900	48,446
Kikkoman Corp.	1,000	11,652
Kinden Corp.	6,000	50,286
Kintetsu World Express, Inc.	1,800	43,807
Kirin Holdings Co., Ltd.	2,000	29,798

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kisoji Co., Ltd.	2,500	$51,979
Kissei Pharmaceutical Co., Ltd.	1,000	23,434
Kitagawa Iron Works Co., Ltd.	22,000	27,373
Kita-Nippon Bank, Ltd. (The)	600	16,411
#Kitano Construction Corp.	17,000	41,375
Kitz Corp.	18,000	71,985
Kiyo Holdings, Inc.	49,000	59,980
Koa Corp.	2,800	25,097
Koatsu Gas Kogyo Co., Ltd.	3,000	16,519
Kobe Steel, Ltd.	43,000	82,643
Kohnan Shoji Co., Ltd.	4,700	45,788
Koito Manufacturing Co., Ltd.	13,000	189,654
Kokuyo Co., Ltd.	13,600	115,851
Komatsu Seiren Co., Ltd.	9,000	33,319
Komatsu Wall Industry Co., Ltd.	1,800	22,522
Komeri Co., Ltd.	1,100	30,300
Komori Corp.	6,900	74,895
Konami Corp. ADR	200	4,290
Konica Minolta Holdings, Inc.	8,000	86,742
Konishi Co., Ltd.	2,500	19,822
#K’s Holdings Corp.	2,400	71,092
Kubota Corp. Sponsored ADR	1,800	81,702
Kumiai Chemical Industry Co., Ltd.	10,000	43,738
Kurabo Industries, Ltd.	9,000	18,619
Kureha Corp.	21,000	121,238
#Kurita Water Industries, Ltd.	200	6,589
Kuroda Electric Co., Ltd.	2,900	39,685
Kurosaki Harima Corp.	15,000	29,348
Kyocera Corp. Sponsored ADR	1,252	100,373
Kyodo Printing Co., Ltd.	6,000	20,134
*Kyoei Steel, Ltd.	2,400	59,791
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	23,426
Kyokuyo Co., Ltd.	9,000	18,210
Kyorin Co., Ltd.	3,000	46,058
Kyoritsu Maintenance Co., Ltd.	2,000	32,900
Kyosan Electric Manufacturing Co., Ltd.	5,000	22,326
Kyowa Exeo Corp.	2,000	19,541
Kyowa Hakko Kirin Co., Ltd.	2,000	22,904
Kyudenko Corp.	3,000	18,352
Leopalace21 Corp.	8,800	74,996
Life Corp.	1,000	16,735
Lintec Corp.	6,400	124,420
Mabuchi Motor Co., Ltd.	1,400	70,017
Macnica, Inc.	3,000	50,279
Maeda Corp.	17,000	53,515
Maeda Road Construction Co., Ltd.	8,000	69,777
Maezawa Kaisei Industries Co., Ltd.	3,200	35,130
Maezawa Kyuso Industries Co., Ltd.	2,100	33,838
Makino Milling Machine Co., Ltd.	13,000	42,556
Makita Corp. Sponsored ADR	1,988	49,640
Mandom Corp.	900	25,084
Marubeni Corp.	70,385	323,160
Marudai Food Co., Ltd.	6,000	15,196
Maruetsu, Inc. (The)	2,000	9,620
Maruha Nichiro Holdings, Inc.	35,000	52,381
#Marui Group Co., Ltd.	23,500	168,552
#Marusan Securities Co., Ltd.	5,300	36,432
Maruwa Co., Ltd.	1,800	33,490
Maruzen Showa Unyu Co., Ltd.	6,000	18,956
Maspro Denkoh Corp.	2,200	19,595
Matsui Construction Co., Ltd.	7,000	28,521

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Matsuya Co., Ltd.	2,100	$22,128
Matsuya Foods Co., Ltd.	2,100	28,513
Max Co., Ltd.	2,000	21,595
Maxvalu Tokai Co., Ltd.	1,500	18,846
Mazda Motor Corp.	77,000	199,896
*Mediceo Paltac Holdings Co., Ltd.	5,400	67,453
Megachips Corp.	1,100	25,579
#Meidensha Corp.	13,000	77,505
*MEIJI Holdings Co., Ltd.	750	30,277
Meitec Corp.	600	10,908
Meito Sangyo Co., Ltd.	1,100	14,890
Melco Holdings, Inc.	4,000	59,407
Mercian Corp.	12,000	27,604
Michinoku Bank, Ltd. (The)	12,000	27,079
Mikuni Coca-Cola Bottling Co., Ltd.	1,700	14,004
Mimasu Semiconductor Industry Co., Ltd.	700	10,149
*Minato Bank, Ltd. (The)	11,000	15,630
Ministop Co., Ltd.	2,400	39,241
Miraca Holdings, Inc.	800	19,929
Misumi Group, Inc.	3,400	55,592
Mito Securities Co., Ltd.	14,000	42,622
*Mitsuba Corp.	3,000	10,753
#*Mitsubishi Cable Industries, Ltd.	15,000	14,676
Mitsubishi Chemical Holdings Corp.	46,000	205,880
Mitsubishi Corp.	12,500	248,221
Mitsubishi Electric Corp.	4,000	29,147
Mitsubishi Gas Chemical Co., Inc.	32,000	196,585
Mitsubishi Heavy Industries, Ltd.	12,000	47,831
Mitsubishi Kakoki Kaisha, Ltd.	7,000	18,703
Mitsubishi Logistics Corp.	6,000	74,217
*Mitsubishi Materials Corp.	66,000	178,228
Mitsubishi Paper Mills, Ltd.	31,000	43,704
Mitsubishi Pencil Co., Ltd.	1,400	16,524
Mitsubishi Rayon Co., Ltd.	18,000	49,036
Mitsubishi Steel Manufacturing Co., Ltd.	20,000	44,187
Mitsubishi Tanabe Pharma Corp.	8,000	95,036
Mitsubishi UFJ Financial Group, Inc.	73,400	448,267
Mitsubishi UFJ Financial Group, Inc. ADR	16,850	104,470
Mitsuboshi Belting, Ltd.	8,000	34,799
Mitsui & Co., Ltd.	3,000	37,380
Mitsui & Co., Ltd. Sponsored ADR	471	117,368
#Mitsui Chemicals, Inc.	33,000	120,861
#Mitsui Engineering and Shipbuilding Co., Ltd.	31,000	78,057
Mitsui High-Tec, Inc.	2,300	29,689
Mitsui Home Co., Ltd.	6,000	33,871
Mitsui Knowledge Industry Co., Ltd.	78	15,129
#Mitsui Matsushima Co., Ltd.	29,000	38,716
*Mitsui Mining and Smelting Co., Ltd.	73,000	200,462
Mitsui O.S.K. Lines, Ltd.	2,000	12,133
Mitsui Sugar Co., Ltd.	12,000	39,628
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,800	97,068
#Mitsui-Soko Co., Ltd.	7,000	27,849
Mitsumi Electric Co., Ltd.	7,100	173,865
Mitsuuroko Co., Ltd.	2,600	15,802
Miura Co., Ltd.	700	16,844
Miyazaki Bank, Ltd. (The)	8,000	31,411
Mizuho Financial Group, Inc.	43,000	98,856
*Mizuho Investors Securities Co., Ltd.	42,000	51,237
Mizuho Securities Co., Ltd.	43,000	156,421
Mizuno Corp.	12,000	53,988
Mochida Pharmaceutical Co., Ltd.	2,000	19,083

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Monex Group, Inc.	33	$14,957
Mori Seiki Co., Ltd.	7,600	84,844
Morinaga & Co., Ltd.	8,000	16,774
Morinaga Milk Industry Co., Ltd.	12,000	49,681
Morita Holdings Corp.	5,000	20,698
MOS Food Services, Inc.	1,400	22,891
MR Max Corp.	8,900	47,485
Murata Manufacturing Co., Ltd.	1,100	53,574
Musashino Bank, Ltd.	3,100	108,697
Mutow Co., Ltd.	6,900	29,824
Nabtesco Corp.	10,000	113,128
Nachi-Fujikoshi Corp.	27,000	55,266
Nagano Bank, Ltd. (The)	12,000	28,071
Nagase & Co., Ltd.	12,000	135,463
Nakayama Steel Works, Ltd.	4,000	8,534
Nankai Electric Railway Co., Ltd.	9,000	39,522
Nanto Bank, Ltd. (The)	6,000	35,276
*NEC Corp.	55,000	192,012
*NEC Electronics Corp.	3,200	32,746
NEC Fielding, Ltd.	1,600	22,841
NEC Mobiling, Ltd.	3,000	61,153
NEC System Integration & Construction, Ltd.	2,400	30,801
Net One Systems Co., Ltd.	12	21,091
Neturen Co., Ltd.	4,300	29,499
#NGK Insulators, Ltd.	2,000	45,029
NGK Spark Plug Co., Ltd.	12,000	131,845
NHK Spring Co., Ltd.	21,000	151,140
Nice Holdings, Inc.	9,000	18,106
Nichia Steel Works, Ltd.	10,000	35,184
Nichias Corp.	11,000	35,540
Nichiban Co., Ltd.	9,000	30,759
Nichicon Corp.	8,600	129,826
Nichiha Corp.	6,300	48,228
Nichii Gakkan Co.	5,400	58,481
Nichirei Corp.	10,000	37,986
Nifco, Inc.	2,800	51,029
Nihon Dempa Kogyo Co., Ltd.	2,400	58,139
Nihon Kohden Corp.	800	11,121
Nihon Parkerizing Co., Ltd.	3,000	34,232
Nihon Unisys, Ltd.	2,600	22,691
Nikkiso Co., Ltd.	8,000	62,642
Nikon Corp.	1,000	19,979
Nippo Corp.	9,000	71,417
Nippon Beet Sugar Manufacturing Co., Ltd.	18,000	44,742
Nippon Carbon Co., Ltd.	16,000	50,228
Nippon Ceramic Co., Ltd.	1,500	19,403
Nippon Chemical Industrial Co., Ltd.	18,000	48,292
Nippon Chemi-Con Corp.	5,000	17,837
Nippon Coke & Engineering Co., Ltd.	28,000	33,534
Nippon Denko Co., Ltd.	11,000	72,102
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,233
Nippon Denwa Shisetu Co., Ltd.	10,000	30,017
Nippon Electric Glass Co., Ltd.	6,000	69,112
Nippon Express Co., Ltd.	23,000	105,298
Nippon Filcon Co., Ltd.	1,100	5,516
Nippon Fine Chemical Co., Ltd.	4,800	30,854
Nippon Flour Mills Co., Ltd.	12,000	57,739
Nippon Gas Co., Ltd.	2,700	40,509
Nippon Kayaku Co., Ltd.	17,000	140,735
Nippon Koei Co., Ltd.	12,000	40,968
Nippon Konpo Unyu Soko Co., Ltd.	9,000	107,943

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Nippon Light Metal Co., Ltd.	53,000	$51,743
#Nippon Meat Packers, Inc.	13,000	159,036
#Nippon Metal Industry Co., Ltd.	9,000	18,841
Nippon Mining Holdings, Inc.	36,000	170,774
Nippon Oil Corp.	21,000	111,086
#Nippon Paint Co., Ltd.	11,000	57,005
Nippon Paper Group, Inc.	1,600	41,169
Nippon Road Co., Ltd. (The)	12,000	29,818
Nippon Seiki Co., Ltd.	8,000	98,124
Nippon Sheet Glass Co., Ltd.	46,000	136,845
Nippon Shinyaku Co., Ltd.	5,000	65,430
#Nippon Shokubai Co., Ltd.	10,000	81,680
Nippon Signal Co., Ltd.	3,500	32,400
Nippon Soda Co., Ltd.	15,000	73,645
Nippon Steel Corp.	12,000	47,769
#Nippon Suisan Kaisha, Ltd.	31,200	85,336
Nippon Synthetic Chemical Industry Co., Ltd. (The)	5,000	24,563
Nippon Thompson Co., Ltd.	10,000	47,984
Nippon Valqua Industries, Ltd.	16,000	32,775
Nippon Yakin Kogyo Co., Ltd.	10,500	53,844
Nippon Yusen K.K.	26,000	110,689
Nipponkoa Insurance Co., Ltd.	8,000	47,576
Nipro Corp.	4,000	82,301
Nishimatsu Construction Co., Ltd.	35,000	47,945
Nishimatsuya Chain Co., Ltd.	1,900	19,383
Nishi-Nippon Bank, Ltd.	50,000	126,632
Nishi-Nippon Railroad Co., Ltd.	5,000	18,727
Nissan Motor Co., Ltd.	37,900	275,001
Nissan Shatai Co., Ltd.	7,000	64,370
Nissay Dowa General Insurance Co., Ltd.	12,000	56,155
Nissei Corp.	5,400	38,141
Nisshin Oillio Group, Ltd. (The)	15,000	79,650
Nisshin Seifun Group, Inc.	3,500	42,483
Nisshin Steel Co., Ltd.	74,000	140,924
Nisshinbo Holdings, Inc.	17,000	216,663
Nissin Corp.	9,000	22,669
#Nissin Electric Co., Ltd.	4,000	21,386
Nissin Kogyo Co., Ltd.	3,300	46,292
Nissui Pharmaceutical Co., Ltd.	3,400	29,153
Nitori Co., Ltd.	300	21,524
Nitta Corp.	3,300	49,394
Nittetsu Mining Co., Ltd.	6,000	26,086
Nitto Boseki Co., Ltd.	33,000	58,388
Nitto Denko Corp.	3,500	111,974
Nitto Electric Works, Ltd.	2,100	19,101
Nitto Kohki Co., Ltd.	2,400	49,694
Nitto Seiko Co., Ltd.	7,000	18,803
*Noevir Co., Ltd.	3,900	40,312
NOF Corp.	28,000	124,636
Nohmi Bosai, Ltd.	4,000	34,106
*NOK Corp.	16,500	201,414
Nomura Co., Ltd.	6,000	17,058
Nomura Holdings, Inc. ADR	7,820	68,894
Nomura Real Estate Holdings, Inc.	2,700	47,331
Nomura Research Institute, Ltd.	1,100	27,185
Noritake Co., Ltd.	15,000	50,167
#Noritsu Koki Co., Ltd.	5,600	48,716
#Noritz Corp.	1,700	18,986
NS Solutions Corp.	1,100	19,547
NSD Co., Ltd.	1,900	19,880
NSK, Ltd.	36,000	194,212

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NTN Corp.	46,000	$184,960
NTT DoCoMo, Inc. Sponsored ADR	3,100	44,764
Obayashi Corp.	14,000	62,142
Obic Co., Ltd.	190	32,374
Oenon Holdings, Inc.	11,000	23,298
Ogaki Kyoritsu Bank, Ltd. (The)	3,000	13,213
Oiles Corp.	1,080	16,980
Oita Bank, Ltd. (The)	15,000	75,072
Oji Paper Co., Ltd.	23,000	99,649
Okabe Co., Ltd.	4,000	15,451
Okamoto Industries, Inc.	5,000	18,208
Okamura Corp.	3,000	18,681
Okasan Securities Group, Inc.	25,000	127,172
*Oki Electric Industry Co., Ltd.	41,000	43,639
Okinawa Electric Power Co., Ltd.	700	36,806
OKUMA Corp.	10,000	44,874
#Okumura Corp.	22,000	91,445
Okuwa Co., Ltd.	1,000	11,245
Olympus Corp.	1,000	28,629
Omron Corp.	2,400	38,229
Ono Pharmaceutical Co., Ltd.	300	13,224
Onoken Co., Ltd.	4,800	49,920
#Onward Holdings Co., Ltd.	12,000	85,265
Organo Corp.	7,000	50,973
Osaka Steel Co., Ltd.	1,200	20,629
Osaka Titanium Technologies Co., Ltd.	1,600	55,093
Osaki Electric Co., Ltd.	7,000	76,588
#OSG Corp.	6,400	58,615
Oyo Corp.	1,400	13,990
Pacific Industrial Co., Ltd.	8,000	36,148
Pacific Metals Co., Ltd.	13,000	103,190
Pack Corp. (The)	1,500	23,225
*Pal Co., Ltd.	2,150	41,717
PanaHome Corp.	12,000	70,087
Panasonic Corp. Sponsored ADR	22,995	363,551
Panasonic Electric Works Co., Ltd.	10,000	105,669
Paramount Bed Co., Ltd.	2,000	31,465
Parco Co., Ltd.	4,900	42,652
Paris Miki Holdings, Inc.	1,800	17,602
Park24 Co., Ltd.	2,100	17,555
*Penta-Ocean Construction Co., Ltd.	12,500	16,918
#Pigeon Corp.	1,400	50,297
Pilot Corp.	17	20,325
#*Pioneer Electronic Corp.	22,000	64,012
*Plenus Co., Ltd.	2,800	40,715
Press Kogyo Co., Ltd.	3,000	5,226
#Q.P. Corp.	3,200	33,405
Raito Kogyo Co., Ltd.	11,300	29,845
#Rengo Co., Ltd.	5,000	31,322
#Resona Holdings, Inc.	1,200	17,634
#Resorttrust, Inc.	1,500	16,872
#*Rhythm Watch Co., Ltd.	21,000	31,168
Ricoh Co., Ltd.	10,000	130,193
Ricoh Leasing Co., Ltd.	900	17,803
Right On Co., Ltd.	3,000	29,964
Riken Corp.	5,000	15,672
Riken Keiki Co., Ltd.	6,300	43,512
Riken Technos Corp.	16,000	34,725
Rinnai Corp.	700	30,483
RISA Partners, Inc.	17	14,968
Rock Field Co., Ltd.	1,200	14,975

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Rohm Co., Ltd.	4,300	$318,502
Roland Corp.	1,200	14,129
Roland DG Corp.	3,300	47,235
#Round One Corp.	5,100	47,193
Royal Co., Ltd.	1,700	18,464
Ryobi, Ltd.	27,000	69,662
Ryoden Trading Co., Ltd.	3,000	17,625
Ryohin Keikaku Co., Ltd.	900	37,320
Ryosan Co., Ltd.	4,100	105,022
Ryoyo Electro Corp.	1,800	15,369
Saibu Gas Co., Ltd.	7,000	18,685
Saizeriya Co., Ltd.	1,400	22,113
Sakai Chemical Industry Co., Ltd.	6,000	25,130
Sakata INX Corp.	12,000	46,823
#Sakata Seed Corp.	2,800	41,642
Sala Corp.	6,500	35,275
San-Ai Oil Co., Ltd.	5,000	23,378
*Sanden Corp.	25,000	70,049
Sanei-International Co., Ltd.	3,700	40,403
San-in Godo Bank, Ltd. (The)	15,000	141,058
Sankei Building Co., Ltd.	7,600	49,917
Sanken Electric Co., Ltd.	18,000	70,744
Sanki Engineering Co., Ltd.	3,000	23,487
Sankyo Co., Ltd.	600	35,665
*Sankyo-Tateyama Holdings, Inc.	15,000	13,398
Sankyu, Inc.	4,000	15,077
Sanoh Industrial Co., Ltd.	10,100	61,045
Sanshin Electronics Co., Ltd.	2,300	20,348
Santen Pharmaceutical Co., Ltd.	600	18,614
Sanwa Holdings Corp.	12,000	43,312
Sanyo Chemical Industries, Ltd.	5,000	28,133
Sanyo Denki Co., Ltd.	12,000	48,074
#Sanyo Shokai, Ltd.	5,000	16,544
Sanyo Special Steel Co., Ltd.	17,000	68,769
*Sapporo Hokuyo Holdings, Inc.	34,400	116,033
Sapporo Holdings, Ltd.	4,000	24,086
Sato Corp.	1,200	10,403
Sato Shoji Corp.	4,500	23,843
#SBI Holdings, Inc.	1,158	232,884
Sega Sammy Holdings, Inc.	4,700	61,784
Seikagaku Corp.	3,900	44,516
Seiko Epson Corp.	7,500	114,702
Seiko Holdings Corp.	5,000	12,837
Seino Holdings Co., Ltd.	17,000	132,781
Seiren Co., Ltd.	5,200	28,791
Sekisui Chemical Co., Ltd.	14,000	82,432
Sekisui House, Ltd.	17,000	159,594
Sekisui Jushi Co., Ltd.	4,000	32,310
Sekisui Plastics Co., Ltd.	10,000	37,868
#Senko Co., Ltd.	7,000	25,777
Senshukai Co., Ltd.	2,300	15,351
Seven & I Holdings Co., Ltd.	4,000	93,710
#Sharp Corp.	12,000	132,689
Shibaura Mechatronics Corp.	4,000	15,921
#Shibusawa Warehouse Co., Ltd.	5,000	19,095
Shiga Bank, Ltd.	19,000	117,277
#Shikibo, Ltd.	27,000	48,540
Shikoku Bank, Ltd.	10,000	36,188
Shikoku Chemicals Corp.	7,000	35,585
Shikoku Coca-Cola Bottling Co., Ltd.	1,600	15,692
#Shima Seiki Manufacturing Co., Ltd.	2,700	67,667

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shimachu Co., Ltd.	3,700	$78,359
Shimadzu Corp.	4,000	30,867
#Shimano, Inc.	400	16,108
Shimizu Bank, Ltd.	400	15,623
Shimizu Corp.	13,000	53,181
Shin Nippon Air Technologies Co., Ltd.	3,200	23,203
Shinagawa Refractories Co., Ltd.	14,000	35,252
Shin-Etsu Chemical Co., Ltd.	800	42,906
Shin-Etsu Polymer Co., Ltd.	5,700	36,187
Shinkawa, Ltd.	1,400	21,339
Shin-Keisei Electric Railway Co., Ltd.	5,000	18,256
Shinko Electric Industries Co., Ltd.	2,200	34,519
Shinko Plantech Co., Ltd.	2,700	22,008
Shinko Shoji Co., Ltd.	6,100	55,070
Shinmaywa Industries, Ltd.	10,000	36,421
*Shinsei Bank, Ltd.	77,000	113,858
#Shinwa Kaiun Kaisha, Ltd.	11,000	31,961
Shionogi & Co., Ltd.	1,000	20,545
Shiroki Co., Ltd.	11,000	21,085
Shizuoka Bank, Ltd.	4,000	39,244
Shizuoka Gas Co., Ltd.	7,000	45,652
#Shochiku Co., Ltd.	2,000	16,563
*Shonai Bank, Ltd. (The)	12,000	22,968
Showa Corp.	2,200	12,367
Showa Denko K.K.	99,000	183,658
Showa Sangyo Co., Ltd.	6,000	18,195
Showa Shell Sekiyu K.K.	4,400	49,051
Sinanen Co., Ltd.	4,000	20,021
Sinfonia Technology Co., Ltd.	16,000	39,611
Sintokogio, Ltd.	8,000	55,687
SKY Perfect JSAT Holdings, Inc.	99	36,998
SMC Corp.	200	22,495
SMK Corp.	5,000	28,099
Snow Brand Milk Products Co., Ltd.	11,500	37,952
#Sohgo Security Services Co., Ltd.	7,500	84,479
Sojitz Corp.	90,400	187,869
Sompo Japan Insurance, Inc.	34,000	224,545
Sony Corp. Sponsored ADR	13,740	384,170
Sorun Corp.	8,600	48,281
Sotoh Co., Ltd.	1,500	18,965
Square Enix Holdings Co., Ltd.	1,400	31,011
SRI Sports, Ltd.	46	35,537
SSP Co., Ltd.	4,000	20,568
Stanley Electric Co., Ltd.	3,800	78,295
Star Micronics Co., Ltd.	5,400	54,702
Starzen Corp.	7,000	16,251
Sumida Corp.	5,400	35,248
*Sumikin Bussan Corp.	12,000	28,807
Sumisho Computer Systems Corp.	3,800	64,070
Sumitomo Bakelite Co., Ltd.	25,000	140,348
Sumitomo Chemical Co., Ltd.	37,000	182,513
Sumitomo Corp.	12,900	126,917
Sumitomo Densetsu Co., Ltd.	7,100	36,516
Sumitomo Electric Industries, Ltd.	16,000	198,486
Sumitomo Forestry Co., Ltd.	12,400	98,539
Sumitomo Heavy Industries, Ltd.	12,000	57,594
*Sumitomo Light Metal Industries, Ltd.	16,000	15,640
Sumitomo Metal Industries, Ltd.	6,000	14,859
Sumitomo Metal Mining Co., Ltd.	9,000	135,342
Sumitomo Mitsui Financial Group, Inc.	3,300	140,472
#Sumitomo Osaka Cement Co., Ltd.	43,000	81,561

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Pipe & Tube Co., Ltd.	3,700	$20,369
Sumitomo Precision Products Co., Ltd.	7,000	26,832
Sumitomo Realty & Development Co., Ltd.	1,000	20,505
Sumitomo Rubber Industries, Ltd.	1,900	16,450
Sumitomo Seika Chemicals Co., Ltd.	9,000	37,001
Sumitomo Trust & Banking Co., Ltd.	19,000	103,569
Sumitomo Warehouse Co., Ltd.	23,000	97,036
SUNX, Ltd.	9,300	30,920
Suruga Bank, Ltd.	3,000	31,704
*Suzuken Co., Ltd.	2,000	60,184
Suzuki Motor Corp.	3,000	75,444
*SWCC Showa Holdings Co., Ltd.	12,000	14,010
#T. Hasegawa Co., Ltd.	3,100	43,861
Tachi-S Co., Ltd.	8,500	77,165
Tadano, Ltd.	13,000	62,063
Taihei Dengyo Kaisha, Ltd.	3,000	29,497
Taihei Kogyo Co., Ltd.	6,000	17,619
#Taiheiyo Cement Corp.	74,000	111,441
Taiho Kogyo Co., Ltd.	1,800	13,013
Taikisha, Ltd.	3,500	38,382
Taisei Corp.	55,000	124,378
Taisho Pharmaceutical Co., Ltd.	1,000	19,194
Taiyo Nippon Sanso Corp.	2,000	19,125
#Taiyo Yuden Co., Ltd.	13,000	176,825
*Takachiho Electric Co., Ltd.	3,700	42,883
Takamatsu Construction Group	2,600	41,434
#Takara Holdings, Inc.	6,000	39,876
Takara Standard Co., Ltd.	13,000	76,979
Takasago International Corp.	3,000	16,130
Takasago Thermal Engineering Co., Ltd.	8,000	70,426
#*Takashimaya Co., Ltd.	12,000	98,570
Takata Corp.	2,300	40,157
Takeda Pharmaceutical Co., Ltd.	2,100	84,598
*Takihyo Co., Ltd.	8,000	40,828
Tamura Corp.	11,000	43,310
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	37,088
*TCM Corp.	15,000	21,330
TDK Corp.	2,000	104,620
TDK Corp. Sponsored ADR	4,120	215,476
*Tecmo Koei Holdings Co., Ltd.	3,910	30,082
Teijin, Ltd.	30,000	94,766
Teikoku Tsushin Kogyo Co., Ltd.	13,000	35,378
*Tekken Corp.	42,000	40,587
Tenma Corp.	2,100	25,181
THK Co., Ltd.	7,200	117,767
TKC Corp.	900	17,337
Toa Corp.	10,000	13,033
Toa Oil Co., Ltd.	24,000	32,372
Toagosei Co., Ltd.	15,000	45,384
Tobu Railway Co., Ltd.	3,000	18,196
TOC Co., Ltd.	13,500	55,434
Tochigi Bank, Ltd.	12,000	57,809
Toda Corp.	25,000	95,205
Toda Kogyo Corp.	12,000	45,849
Toei Co., Ltd.	12,000	62,910
Toenec Corp.	3,000	17,368
Toho Bank, Ltd.	22,000	99,348
Toho Gas Co., Ltd.	3,000	12,068
Toho Real Estate Co., Ltd.	5,400	27,565
Toho Zinc Co., Ltd.	23,000	95,552
#Tokai Carbon Co., Ltd.	14,000	74,521

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokai Rika Co., Ltd.	6,500	$129,146
Tokai Rubber Industries, Ltd.	4,100	52,067
Tokai Tokyo Financial Holdings, Inc.	26,000	94,842
Tokio Marine Holdings, Inc.	2,900	83,596
#*Toko, Inc.	28,000	49,473
Tokushima Bank, Ltd.	6,000	31,395
Tokushu Tokai Holdings Co., Ltd.	8,000	21,350
Tokuyama Corp.	5,000	37,599
Tokyo Dome Corp.	17,000	53,762
Tokyo Electron, Ltd.	1,000	52,102
Tokyo Energy & Systems, Inc.	5,000	40,681
Tokyo Ohka Kogyo Co., Ltd.	5,300	113,010
Tokyo Rakutenchi Co., Ltd.	7,000	28,213
Tokyo Rope Manufacturing Co., Ltd.	7,000	21,813
Tokyo Seimitsu Co., Ltd.	5,800	79,868
Tokyo Steel Manufacturing Co., Ltd.	8,500	93,814
Tokyo Style Co., Ltd.	11,000	88,256
Tokyo Tatemono Co., Ltd.	27,000	131,462
Tokyo Theatres Co., Inc.	21,000	39,675
#Tokyo Tomin Bank, Ltd.	4,600	85,824
#Tokyotokeiba Co., Ltd.	10,000	16,100
Tokyu Community Corp.	2,600	57,395
*Tokyu Construction Co., Ltd.	7,700	22,974
Tokyu Corp.	3,000	14,637
#Tokyu Land Corp.	27,000	108,264
Toli Corp.	9,000	19,921
Tomato Bank, Ltd.	8,000	19,326
Tomoku Co., Ltd.	12,000	26,408
Tomy Co., Ltd.	6,400	56,742
Tonami Holdings Co., Ltd.	11,000	30,591
Topcon Corp.	5,200	27,635
Toppan Printing Co., Ltd.	23,000	234,119
Topre Corp.	3,800	32,377
Topy Industries, Ltd.	28,000	65,663
Toray Industries, Inc.	6,000	29,955
Torigoe Co., Ltd.	2,100	16,225
Torii Pharmaceutical Co., Ltd.	1,800	32,401
Toshiba Machine Co., Ltd.	20,000	72,970
*Toshiba TEC Corp.	27,000	115,244
Tosho Printing Co., Ltd.	6,000	15,048
#Tosoh Corp.	47,000	137,148
Totetsu Kogyo Co., Ltd.	3,000	18,919
#TOTO, Ltd.	2,000	13,678
#Tottori Bank, Ltd.	6,000	16,437
*Towa Bank, Ltd.	17,000	11,141
Toyo Corp.	1,600	15,554
Toyo Engineering Corp.	4,000	12,443
Toyo Ink Manufacturing Co., Ltd.	31,000	101,363
Toyo Kanetsu K.K.	10,000	19,687
Toyo Kohan Co., Ltd.	4,000	15,455
*Toyo Securities Co., Ltd.	6,000	15,421
Toyo Seikan Kaisha, Ltd.	7,200	153,864
Toyo Suisan Kaisha, Ltd.	1,000	24,921
#Toyo Tanso Co, Ltd.	300	15,810
*Toyo Tire & Rubber Co., Ltd.	6,000	13,032
Toyo Wharf & Warehouse Co., Ltd.	18,000	29,825
Toyobo Co., Ltd.	51,000	95,636
Toyoda Gosei Co., Ltd.	4,300	132,294
Toyota Auto Body Co., Ltd.	3,600	67,467
Toyota Motor Corp. Sponsored ADR	7,600	639,768
Toyota Tsusho Corp.	9,500	145,218

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Trans Cosmos, Inc.	3,400	$43,022
Trend Micro, Inc.	500	17,201
Trusco Nakayama Corp.	1,200	19,041
*TS Tech Co., Ltd.	1,400	27,136
Tsubakimoto Chain Co.	11,000	37,833
Tsugami Corp.	15,000	32,076
Tsukishima Kikai Co., Ltd.	2,000	11,822
Tsumura & Co.	700	22,586
Tsutsumi Jewelry Co., Ltd.	1,300	26,135
TV Asahi Corp.	11	16,869
Ube Industries, Ltd.	3,000	8,638
Ube Material Industries, Ltd.	4,000	10,199
Uchida Yoko Co., Ltd.	4,000	13,947
#Ulvac, Inc.	5,300	142,393
Uni-Charm Corp.	600	48,524
Unicharm Petcare Corp.	1,400	44,222
*Uniden Corp.	4,000	11,533
Unimat Offisco Corp.	2,200	20,745
Union Tool Co.	1,100	30,365
*Unitika, Ltd.	71,000	63,558
UNY Co., Ltd.	14,000	113,672
U-Shin, Ltd.	2,100	11,018
Ushio, Inc.	1,500	28,214
USS Co., Ltd.	400	24,932
Valor Co., Ltd.	5,100	42,088
*VANTEC Corp.	25	22,853
*Vital Ksk Holdings, Inc.	5,300	29,013
#Wacoal Corp.	6,000	76,940
Warabeya Nichiyo Co., Ltd.	1,900	22,856
Watabe Wedding Corp.	2,500	39,091
Wood One Co., Ltd.	6,000	17,195
Xebio Co., Ltd.	2,900	62,839
*Yachiyo Bank, Ltd.	2,300	66,881
Yakult Honsha Co., Ltd.	900	19,726
Yamada Denki Co., Ltd.	200	12,485
Yamagata Bank, Ltd.	12,000	64,769
Yamaguchi Financial Group, Inc.	15,000	204,537
Yamaha Corp.	13,800	182,527
Yamaha Motor Co., Ltd.	9,500	117,537
Yamamura Glass Co., Ltd.	9,000	24,773
Yamanashi Chuo Bank, Ltd.	16,000	82,270
Yamatake Corp.	1,800	39,453
Yamatane Corp.	11,000	16,451
Yamato Holdings Co., Ltd.	3,000	44,393
Yamato Kogyo Co., Ltd.	500	15,537
Yamazaki Baking Co., Ltd.	3,000	37,568
Yamazen Co., Ltd.	7,800	32,930
Yaskawa Electric Corp.	15,000	106,044
Yasuda Warehouse Co., Ltd. (The)	3,400	23,971
Yodogawa Steel Works, Ltd.	22,000	104,960
Yokogawa Bridge Holdings Corp.	3,000	24,332
*Yokogawa Electric Corp.	17,500	136,268
Yokohama Reito Co., Ltd.	4,000	25,125
Yokohama Rubber Co., Ltd.	7,000	37,036
Yomeishu Seizo Co., Ltd.	2,000	18,795
Yondenko Corp.	8,000	38,809
Yonekyu Corp.	1,000	9,564
Yonex Co., Ltd.	3,600	26,527
Yorozu Corp.	2,800	32,460
Yoshimoto Kogyo Co., Ltd.	1,600	19,516
Yoshinoya Holdings Co., Ltd.	14	16,692

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yuasa Trading Co., Ltd.	26,000	$29,812
Yurtec Corp.	4,000	23,366
Yushiro Chemical Industry Co., Ltd.	3,800	55,043
Zeon Corp.	30,000	124,613
Zuken, Inc.	5,900	48,687

TOTAL JAPAN		53,961,148

NETHERLANDS — (2.7%)
#Aalberts Industries NV	12,970	120,454
Accell Group NV	381	16,862
Aegon NV	56,392	412,478
*Aegon NV ADR	7,400	54,834
*AFC Ajax NV	70	628
#Akzo Nobel NV	2,154	118,197
Arcadis NV	3,933	74,205
#ArcelorMittal ADR	10,232	368,761
#*ASM International NV	3,777	63,724
ASML Holding NV ADR	11,971	311,366
Brunel International NV	1,958	44,682
*Crucell NV ADR	7,100	175,867
*Draka Holding NV	2,518	40,688
Exact Holding NV	2,291	60,213
Fugro NV	6,305	283,151
Grontmij NV	1,470	36,524
#*Heijmans NV	4,328	6,598
Heineken Holding NV	2,143	73,404
Heineken NV	3,576	142,235
Imtech NV	4,394	93,454
ING Groep NV	15,875	203,146
ING Groep NV Sponsored ADR	39,000	504,660
#*InnoConcepts NV	3,357	13,336
Kas Bank NV	982	15,389
Kendrion NV	366	4,697
Koninklijke Ahold NV	12,507	142,076
Koninklijke Bam Groep NV	11,346	99,450
#Koninklijke Boskalis Westminster NV	4,232	105,683
Koninklijke DSM NV	11,964	427,807
Koninklijke Ten Cate NV	1,971	37,345
Koninklijke Vopak NV	1,806	108,254
Macintosh Retail Group NV	1,465	21,330
Mediq NV	5,395	71,384
Nutreco Holding NV	2,833	121,672
#Oce NV	15,234	75,203
*Ordina NV	690	3,135
Philips Electronics NV	22,955	522,565
Philips Electronics NV ADR	16,676	379,546
*Punch Graphix NV	5,490	9,251
#*Randstad Holdings NV	8,716	302,062
Reed Elsevier NV ADR	1,500	31,290
#SBM Offshore NV	14,493	277,446
Sligro Food Group NV	1,682	44,474
#Smit Internationale NV	1,288	89,962
*SNS Reaal Groep NV	3,212	18,462
*Super De Boer NV	7,243	29,249
Telegraaf Media Groep NV	2,489	41,080
TKH Group NV	2,220	32,279
#TNT NV	9,952	236,529
#*TomTom NV	14,320	157,118
*Unit 4 Agresso NV	3,876	69,680
*USG People NV	7,557	100,673
*Van der Moolen Holding NV	3,327	5,296

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Wavin NV	8,920	$16,376
Wolters Kluwer NV	5,735	112,619

TOTAL NETHERLANDS		6,928,849

NEW ZEALAND — (0.3%)
*AFFCO Holdings, Ltd.	38,923	10,810
Air New Zealand, Ltd.	107,191	77,926
*Auckland International Airport, Ltd.	55,388	62,254
Contact Energy, Ltd.	2,593	10,806
Fisher & Paykel Appliances Holdings, Ltd.	133,540	76,841
#Fisher & Paykel Healthcare Corp., Ltd.	30,964	66,530
#Fletcher Building, Ltd.	45,972	217,976
Infratil, Ltd.	10,356	12,325
New Zealand Oil & Gas, Ltd.	17,546	18,819
New Zealand Refining Co., Ltd.	12,158	57,142
Nuplex Industries, Ltd.	6,786	8,516
Port of Tauranga, Ltd.	13,029	54,684
Ryman Healthcare, Ltd.	15,947	18,457
Sky City Entertainment Group, Ltd.	15,183	33,021
Sky Network Television, Ltd.	6,060	17,321
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	12,103
Tower, Ltd.	11,493	13,225
Trustpower, Ltd.	8,996	46,398

TOTAL NEW ZEALAND		815,154

NORWAY — (1.2%)
Acergy SA	5,100	54,498
Aker Kvaerner ASA	4,300	36,957
#*Aktiv Kapital ASA	300	1,858
Atea ASA	7,000	34,906
*Austevoll Seafood ASA	7,020	32,786
#*Blom ASA	1,630	4,104
Bonheur ASA	350	8,986
*BW Offshore, Ltd.	4,000	4,691
*Cermaq ASA	7,200	51,244
*Copeinca ASA	2,400	11,208
*Det Norske Oljeselskap ASA (B0ZY5P6)	3,410	28,727
#*Det Norske Oljeselskap ASA (B15GGN4)	64,000	78,542
*DnB NOR ASA Series A	43,603	380,237
#*DOF ASA	2,200	12,745
*EDB Business Partner ASA	3,200	9,421
#*Eitzen Chemical ASA	3,092	1,542
Ekornes ASA	2,840	40,457
Farstad Shipping ASA	3,400	66,932
Fred Olsen Energy ASA	450	16,390
#Frontline, Ltd.	320	7,441
Ganger Rolf ASA	966	23,244
*Golar LNG, Ltd.	1,200	12,181
Kongsberg Gruppen ASA	960	11,588
#*Marine Harvest	370,000	233,004
*Norsk Hydro ASA	52,300	307,417
*Norske Skogindustrier ASA Series A	37,500	59,531
Odfjell ASA Series A	3,500	27,685
Orkla ASA	24,650	196,142
*Petroleum-Geo Services ASA	27,000	189,703
*Pronova BioPharma AS	7,500	23,397
Prosafe ASA	1,788	9,399
*Prosafe Production Public, Ltd.	15,700	29,498
#*Renewable Energy Corp. ASA	5,553	44,134
*Schibsted ASA	4,894	55,759
#*SeADRill, Ltd.	7,800	125,690

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Sevan Marine ASA	15,500	$20,268
Solstad Offshore ASA	2,300	37,110
*Songa Offshore SE	7,100	25,684
SpareBanken 1 SMN	12,657	82,837
*Storebrand ASA	37,700	203,956
#*Subsea 7, Inc.	5,700	66,043
Tandberg ASA Series A	2,700	57,375
*TGS Nopec Geophysical Co. ASA	17,200	195,279
Tomra Systems ASA	13,900	52,878
Veidekke ASA	3,849	22,637
Wilh. Wilhelmsen ASA	1,091	19,614
#Yara International ASA	1,580	49,087

TOTAL NORWAY		3,064,812

PORTUGAL — (0.5%)
#*Altri SGPS SA	8,148	27,617
#Banco BPI SA	34,555	93,439
#Banco Comercial Portugues SA	145,458	155,374
#Banco Espirito Santo SA	20,341	127,015
Banif SGPS SA	5,875	9,957
Brisa SA	7,265	60,115
Cimpor Cimentos de Portugal SA	9,436	71,689
*Finibanco Holdings SGPS SA	5,406	11,995
#Galp Energia SGPS SA Series B	1,599	20,899
#*Impresa Sociedade Gestora de Participacoes SA	24,471	35,909
Jeronimo Martins SGPS SA	6,158	43,232
*Martifer SGPS SA	5,596	25,886
#Mota-Engil SGPS SA	16,305	69,426
*Novabase SGPS SA	1,834	12,260
Portucel-Empresa Produtora de Pasta de Papel SA	41,416	101,386
#Portugal Telecom SA	5,144	52,592
#PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	114,655
Redes Energeticas Nacionais SA	5,966	24,378
Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	8,419
Sociedade de Investimento e Gestao SGPS SA	8,887	81,437
#*Sonae Industria SGPS SA	19,156	58,364
#Sonae SGPS SA	87,000	91,398
*Sonaecom SGPS SA	5,604	14,692
#*Teixeira Duarte Engenharia e Construcoes SA	10,457	13,928

TOTAL PORTUGAL		1,326,062

SINGAPORE — (1.4%)
Allgreen Properties, Ltd.	159,000	132,298
Bukit Sembawang Estates, Ltd.	17,000	45,562
Capitaland, Ltd.	58,500	155,159
*Chartered Semiconductor Manufacturing, Ltd.	14,060	21,884
China Aviation Oil Singapore Corp., Ltd.	54,000	46,523
City Developments, Ltd.	15,000	105,485
Comfortdelgro Corp., Ltd.	14,000	15,062
Cosco Corp. (Singapore), Ltd.	50,000	45,504
*Creative Technology Co., Ltd.	3,750	11,710
CSE Global, Ltd.	103,000	48,328
DBS Group Holdings, Ltd.	28,500	274,911
*Delong Holdings, Ltd.	15,000	9,368
*Ezra Holdings, Ltd.	65,000	69,495
Fraser & Neave, Ltd.	58,000	167,042
Goodpack, Ltd.	15,000	10,625
Guocoland, Ltd.	40,000	58,692
Hi-P International, Ltd.	76,000	36,922
Ho Bee Investment, Ltd.	36,000	27,252
Hong Leong Asia, Ltd.	28,000	32,251

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Hotel Properties, Ltd.	30,000	$38,508
#Hyflux, Ltd.	23,000	42,145
*Indofood Agri Resources, Ltd.	30,000	31,867
Jardine Cycle & Carriage, Ltd.	8,000	131,016
Jaya Holdings, Ltd.	20,000	6,891
Keppel Corp., Ltd.	7,000	40,766
Keppel Land, Ltd.	57,000	105,255
Keppel Telecommunications and Transportation, Ltd.	58,000	61,192
Kim Eng Holdings, Ltd.	45,000	62,735
#KS Energy Services, Ltd.	68,000	61,372
Metro Holdings, Ltd.	31,000	14,182
Midas Holdings, Ltd.	116,000	69,689
MobileOne, Ltd.	11,000	12,820
*Neptune Orient Lines, Ltd.	91,250	105,245
NSL, Ltd.	16,000	14,898
Olam International, Ltd.	24,000	42,298
*Overseas Union Enterprise, Ltd.	7,000	51,046
Overseas-Chinese Banking Corp., Ltd.	19,551	106,155
Pan Pacific Hotels Group, Ltd.	31,000	31,450
Parkway Holdings, Ltd.	82,000	119,034
#Raffles Education Corp., Ltd.	26,553	11,969
*SC Global Developments, Ltd.	51,000	53,422
SembCorp Industries, Ltd.	27,000	60,098
SembCorp Marine, Ltd.	7,000	15,167
Singapore Airlines, Ltd.	6,000	56,215
#Singapore Exchange, Ltd.	4,000	24,190
Singapore Land, Ltd.	22,000	80,209
Singapore Petroleum Co., Ltd.	11,000	47,639
Singapore Post, Ltd.	41,000	25,623
Singapore Press Holdings, Ltd.	13,000	32,403
Singapore Telecommunications, Ltd.	13,000	31,594
SMRT Corp., Ltd.	25,000	29,506
Starhub, Ltd.	8,000	12,447
Tat Hong Holdings, Ltd.	29,000	21,704
United Engineers, Ltd.	25,000	29,845
United Industrial Corp., Ltd.	103,000	133,620
United Overseas Bank, Ltd.	4,000	49,100
UOB-Kay Hian Holdings, Ltd.	49,000	52,772
UOL Group, Ltd.	34,000	82,528
Venture Corp., Ltd.	29,000	192,339
WBL Corp., Ltd.	6,000	16,664
Wheelock Properties, Ltd.	18,000	22,632
Wilmar International, Ltd.	3,000	12,459
Wing Tai Holdings, Ltd.	44,000	52,830
#Yanlord Land Group, Ltd.	58,000	107,912

TOTAL SINGAPORE		3,717,524

SPAIN — (2.7%)
Abengoa SA	4,872	124,848
Abertis Infraestructuras SA	4,738	98,175
Acciona SA	707	85,302
Acerinox SA	11,623	230,566
Actividades de Construccion y Servicios SA	1,883	100,388
Almirall SA	6,115	77,089
*Amper SA	2,775	23,891
Antena 3 de Television SA	1,755	17,251
*Avanzit SA	28,433	32,996
Banco Bilbaovizcaya Sponsored ADR	40,108	659,376
#Banco de Sabadell SA	23,711	158,014
Banco de Valencia SA	5,645	55,108
Banco Espanol de Credito SA	4,661	57,939

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Banco Guipuzcoano SA	10,255	$64,298
#Banco Pastor SA	15,738	127,558
#Banco Popular Espanol SA	39,567	356,198
Banco Santander SA	71,865	1,040,676
Banco Santander SA Sponsored ADR	49,420	714,613
Bankinter SA	12,166	138,202
*Baron de Ley SA	967	38,887
Bolsas y Mercados Espanoles	4,896	158,437
Campofrio Food Group SA	1,520	14,516
Cementos Portland Valderrivas SA	490	22,750
Cia Espanola de Petroleous SA	413	16,044
Cintra Concesiones de Infraestructuras de Transporte SA	2,845	23,315
Construcciones y Auxiliar de Ferrocarriles SA	43	19,251
Criteria Caixacorp SA	29,308	141,223
Duro Felguera SA	2,202	21,979
Ebro Puleva SA	7,979	131,914
Elecnor SA	4,468	60,539
Enagas SA	4,664	92,215
*Ercros SA	48,103	9,194
Faes Farma SA	17,341	91,979
Fomento de Construcciones y Contratas SA	651	26,112
Gamesa Corporacion Tecnologica SA	1,683	36,406
Gas Natural SDG SA	2,264	42,335
Gestevision Telecinco SA	5,800	66,175
Grifols SA	2,915	53,121
Grupo Catalana Occidente SA	5,497	112,641
Grupo Empresarial Ence SA	13,064	40,872
Grupo Ferrovial SA	6,785	233,041
*Iberdrola Renovables SA	24,746	114,312
Iberpapel Gestion SA	130	1,781
Indra Sistemas SA	1,519	34,906
*La Seda de Barcelona SA	27,495	13,222
Mapfre SA	5,709	21,262
Mecalux SA	2,319	32,251
Miquel y Costas & Miquel SA	1,261	24,589
*Natraceutical SA	16,106	9,443
*NH Hoteles I09	820	3,272
NH Hoteles SA	1,230	4,911
Obrascon Huarte Lain SA	2,613	63,163
Papeles y Cartones de Europa SA	5,475	21,896
Pescanova SA	347	12,024
#*Promotora de Informaciones SA	10,539	57,836
Prosegur Cia de Seguridad SA	1,405	48,807
*Realia Business SA	39,131	87,221
Red Electrica Corporacion SA	1,329	62,387
Repsol YPF SA Sponsored ADR	8,150	190,139
*Sacyr Vallehermoso SA	8,360	133,864
Service Point Solutions SA	6,614	10,645
Sol Melia SA	1,823	12,663
*Solaria Energia y Medio Ambiente SA	8,257	26,551
*SOS Cuetara SA	1,719	8,746
Tecnicas Reunidas SA	999	49,563
*Tecnocom Telecom I09	259	1,233
*Tecnocom Telecomunicaciones y Energia SA	2,586	12,298
Tubacex SA	7,713	28,681
Tubos Reunidos SA	15,910	44,266
Vidrala SA	1,971	46,914
Viscofan SA	2,812	66,012
Zardoya Otis SA	734	16,683
*Zeltia SA	1,898	8,229

TOTAL SPAIN		6,885,204

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (1.9%)
#Aarhuskarlshamn AB	800	$11,200
Acando AB	18,648	32,065
AF AB Series B	2,792	53,469
#Alfa Laval AB	2,160	23,528
Assa Abloy AB Series B	3,100	51,128
Axfood AB	1,350	33,248
#Axis Communications AB	1,200	10,521
#B&B Tools AB	1,800	19,084
BE Group AB	2,200	9,725
Beijer Alma AB	1,500	17,251
*Bilia AB Series A	5,411	36,821
#*Billerud AB	4,300	24,603
*Biovitrum AB	7,483	65,630
Boliden AB	35,292	380,361
Cardo AB	1,782	41,847
Clas Ohlson AB Series B	2,529	39,437
Concordia Maritime AB Series B	10,317	30,684
#*D. Carnegie & Co. AB	5,500	13,567
*Electrolux AB Series B	8,200	153,868
#Elekta AB Series B	6,166	96,926
*Eniro AB	2,592	8,777
G & L Beijer AB Series B	1,494	36,646
#Getinge AB	777	11,621
*Gunnebo AB	1,259	4,881
Hakon Invest AB	5,494	58,833
*Haldex AB	1,200	8,777
#Hexagon AB	12,415	135,073
Hoganas AB Series B	2,862	38,372
Holmen AB Series B	6,816	187,558
*Husqvarna AB Series B	10,020	63,197
Industrial & Financial Systems AB Series B	1,900	17,975
Intrum Justitia AB	6,733	69,513
#*JM AB	8,715	72,929
*LBI International AB	7,189	11,451
Lindab International AB	4,200	35,352
*Loomis AB	4,123	39,706
#*Lundin Petroleum AB	13,508	119,654
*Meda AB Series A	21,459	166,304
#Modern Times Group AB Series B	4,074	152,210
*Munters AB	2,100	12,807
NCC AB Series B	6,132	62,894
NIBE Industrier AB	2,200	20,725
*Nobia AB	14,190	64,780
Nordea Bank AB	46,115	446,068
OEM International AB Series B	1,100	5,275
Oriflame Cosmetics SA	875	43,474
*Pa Resources AB	13,504	48,825
Peab AB Series B	16,411	76,432
Ratos AB	4,001	95,633
*Rezidor Hotel Group AB	18,581	47,817
*rnb Retail & Brands AB	30,319	18,999
#Sandvik AB	2,566	24,455
*SAS AB	30,000	15,178
*Seco Tools AB	1,924	22,205
#Securitas AB Series B	1,170	11,029
#*Skandinaviska Enskilda Banken AB Series A	5,600	31,147
Skanditek Industrifoervaltnings AB	5,050	11,332
Skanska AB Series B	3,800	53,319
#SKF AB Series B	2,200	33,005
#SSAB AB Series A	7,544	98,776
#SSAB AB Series B	2,900	34,680

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Svenska Cellulosa AB Series B	21,714	$279,130
#Svenska Handelsbanken AB Series A	7,782	190,020
#*Swedbank AB Series A	4,900	37,752
Swedish Match AB	3,673	70,020
Tele2 AB Series B	7,100	95,543
#Telefonaktiebolaget LM Ericsson Series B	6,990	68,817
Telefonaktiebolaget LM Erricson Sponsored ADR	6,000	58,320
TeliaSonera AB	8,500	54,535
*Trelleborg AB Series B	21,643	108,929
Volvo AB Series A	9,295	66,006
#Volvo AB Series B	21,658	158,314

TOTAL SWEDEN		4,850,033

SWITZERLAND — (5.7%)
ABB, Ltd.	6,988	127,729
ABB, Ltd. Sponsored ADR	8,820	161,230
Acino Holding AG	137	24,126
*Actelion, Ltd.	513	28,294
Adecco SA	9,188	442,755
*Advanced Digital Broadcast Holdings SA	398	16,368
*AFG Arbonia-Forster Holding AG	197	3,283
Allreal Holding AG	578	70,347
*Also Holding AG	321	8,979
*Aryzta AG	7,031	245,510
*Ascom Holding AG	831	10,626
*Athris Holding AG	18	14,991
Bachem Holdings AG	350	23,594
Baloise-Holding AG	4,059	323,479
Bank Coop AG	1,185	78,658
*Bank Sarasin & Cie AG Series B	2,665	86,853
Banque Cantonale de Geneve SA	110	23,989
Banque Cantonale Vaudoise	394	139,133
Banque Privee Edmond de Rothschild SA	1	28,383
#Barry Callebaut AG	160	92,896
*Basilea Pharmaceutica AG	236	21,038
Basler Kantonalbank AG	551	60,050
Belimo Holdings AG	20	21,210
Bell Holding AG	14	21,362
Bellevue Group AG	310	11,478
Berner Kantonalbank AG	191	41,042
BKW FMB Energie AG	137	10,598
*Bobst Group AG	1,523	48,201
Bossard Holding AG	354	19,121
Bucher Industries AG	445	48,676
*Burckhardt Compression Holding AG	69	9,067
Centralschweizerische Kraftwerke AG	31	10,583
Charles Voegele Holding AG	715	25,859
*Clariant AG	22,675	169,705
*Compagnie Financiere Richemont SA Series A	5,585	137,242
Conzzeta AG	35	48,133
Credit Suisse Group AG	13,655	645,279
Daetwyler Holding AG	781	32,814
*Dufry Group	1,270	49,444
#EFG International AG	5,284	65,016
Elektrizitaets-Gesellschaft Laufenberg AG	34	30,859
Emmi AG	135	13,636
EMS-Chemie Holding AG	653	68,965
Energiedienst Holding AG	542	25,344
Flughafen Zuerich AG	375	102,710
#Forbo Holding AG	137	30,219
#Galenica Holding AG	185	55,380

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#Geberit AG	739	$103,088
George Fisher AG	201	42,345
Givaudan SA	282	188,749
Gurit Holding AG	44	20,794
Helvetia Holding AG	484	135,204
*Holcim, Ltd.	21,969	1,333,616
Interroll-Holding SA	121	32,281
Jelmoli Holding AG	90	33,396
Julius Baer Holdings AG	3,229	154,174
Kaba Holding AG	127	24,750
*Kardex AG	269	7,937
Komax Holding AG	434	24,637
Kudelski SA	5,884	111,144
#Kuehne & Nagel International AG	1,113	92,674
Kuoni Reisen Holding AG	266	80,252
#*lifeWatch AG	922	16,239
Lindt & Spruengli AG	1	23,856
#*Logitech International SA	11,683	196,772
#Lonza Group AG	1,130	111,978
Luzerner Kantonalbank AG	260	63,274
Metall Zug AG	20	43,132
*Meyer Burger Technology AG	37	6,101
Mobimo Holding AG	90	12,717
Nestle SA	10,623	436,546
Nobel Biocare Holding AG	3,987	94,873
Novartis AG	552	25,221
Novartis AG ADR	11,400	520,068
#*Oerlikon Corp. AG	833	48,034
Orell Fuessli Holding AG	83	11,202
Panalpina Welttransport Holding AG	1,270	97,453
Partners Group Holdings AG	929	97,864
*Petroplus Holdings AG	7,070	112,332
Phoenix Mecano AG	23	6,952
*Precious Woods Holding AG	466	24,017
*PubliGroupe SA	305	22,744
*Quadrant AG	142	11,294
*Rieters Holdings AG	401	74,972
Roche Holding AG Bearer	88	14,617
Roche Holding AG Genusschein	1,949	307,254
Romande Energie Holding SA	31	55,837
Schindler Holding AG	551	35,597
Schmolz + Bickenbach AG	1,217	41,691
Schulthess Group AG	625	36,356
Schweiter Technology AG	47	16,922
Schweizerische National-Versicherungs-Gesellschaft AG	1,743	43,582
#SGS SA	32	37,798
Siegfried Holding AG	72	6,397
Sika AG	177	211,622
Sonova Holding AG	728	64,079
St. Galler Kantonalbank	212	78,454
#Straumann Holding AG	149	32,586
Sulzer AG	2,425	160,029
#Swatch Group AG (7184725)	2,763	505,720
Swatch Group AG (7184736)	4,444	165,160
Swiss Life Holding AG	3,486	348,797
Swiss Re	23,898	912,767
Swisscom AG	228	74,904
Swisslog Holding AG	17,157	13,020
Syngenta AG ADR	6,500	298,480
Tecan Group AG	275	11,822
#*Temenos Group AG	568	11,398

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*UBS AG	52,017	$761,506
#*UBS AG ADR	34,236	504,639
Valiant Holding AG	739	138,713
Valora Holding AG	456	92,926
Vaudoise Assurances Holdings SA	25	3,935
Verwaltungs und Privat-Bank AG	247	31,842
#Von Roll Holding AG	4,258	29,006
Vontobel Holdings AG	2,466	78,691
Walliser Kantonalbank	24	11,673
Ypsomed Holdings AG	572	36,780
Zuger Kantonalbank	17	65,647
Zurich Financial Services AG	6,240	1,225,399

TOTAL SWITZERLAND		14,682,582

UNITED KINGDOM — (16.3%)
A.G. Barr P.L.C.	181	3,922
Aberdeen Asset Management P.L.C.	87,090	181,221
Admiral Group P.L.C.	3,611	57,777
Aegis Group P.L.C.	55,503	76,448
Aga Rangemaster Group P.L.C.	4,074	8,779
Aggreko P.L.C.	14,312	130,859
Amec P.L.C.	11,988	141,170
Amlin P.L.C.	54,579	303,103
*Anglo American P.L.C.	48,414	1,561,369
Anglo Pacific Group P.L.C.	9,934	28,220
Anite P.L.C.	23,016	10,274
*Antisoma P.L.C.	80,939	39,639
Antofagasta P.L.C.	4,037	51,076
*Ark Therapeutics Group P.L.C.	14,764	11,829
ARM Holdings P.L.C.	60,227	127,000
Arriva P.L.C.	26,778	194,123
Ashmore Group P.L.C.	23,282	81,907
Ashtead Group P.L.C.	49,460	50,820
Associated British Foods P.L.C.	18,923	251,076
Atkins WS P.L.C.	3,752	39,896
*Autonomy Corp. P.L.C.	5,241	102,918
Aveva Group P.L.C.	5,527	74,688
Aviva P.L.C.	128,562	750,498
*Axis-Shield P.L.C.	2,917	16,817
Babcock International Group P.L.C.	16,450	129,355
BAE Systems P.L.C.	37,092	190,158
Balfour Beatty P.L.C.	23,276	118,923
Barclays P.L.C.	72,524	368,490
BBA Aviation P.L.C.	46,544	105,249
*Beazley P.L.C.	69,168	118,275
Bellway P.L.C.	16,102	197,812
*Berkeley Group Holdings P.L.C. (The)	7,693	106,186
BG Group P.L.C.	13,425	224,260
BHP Billiton P.L.C.	3,044	79,728
Bloomsbury Publishing P.L.C.	1,196	2,764
Bodycote P.L.C.	11,427	27,259
Bovis Homes Group P.L.C.	12,874	99,422
BP P.L.C. Sponsored ADR	18,084	904,923
Braemar Shipping Services P.L.C.	617	3,354
Brewin Dolphin Holdings P.L.C.	6,746	15,598
Brit Insurance Holdings P.L.C.	35,669	124,426
*British Airways P.L.C.	51,051	120,301
Britvic P.L.C.	1,854	10,559
BSS Group P.L.C.	9,669	41,920
BT Group P.L.C.	16,974	35,833
BT Group P.L.C. Sponsored ADR	1,762	37,143

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*BTG P.L.C.	18,154	$54,440
Bunzl P.L.C.	7,558	65,437
Burberry Group P.L.C.	34,632	266,174
Cable and Wireless P.L.C.	114,299	275,332
Cadbury P.L.C.	5,785	56,904
Cadbury P.L.C. Sponsored ADR	1,200	47,436
*Cairn Energy P.L.C.	2,450	97,967
Capita Group P.L.C.	3,491	38,934
Capital & Regional P.L.C.	4,980	2,832
Care UK P.L.C.	8,408	44,371
Carillion P.L.C.	57,331	249,312
Carnival P.L.C.	9,773	283,380
Carnival P.L.C. ADR	800	23,040
Carpetright P.L.C.	1,405	15,059
*Carphone Warehouse Group P.L.C.	58,243	174,783
Catlin Group, Ltd.	52,696	272,085
Charter International P.L.C.	12,730	119,204
Chemring Group P.L.C.	1,113	37,700
Chesnara P.L.C.	20,801	53,873
Chloride Group P.L.C.	13,400	31,856
*Clarkson P.L.C.	893	9,494
Close Brothers Group P.L.C.	14,454	166,861
Cobham P.L.C.	26,402	79,027
Collins Stewart P.L.C.	23,238	29,544
*COLT Telecom Group SA	45,938	85,454
Compass Group P.L.C.	18,474	99,252
Computacenter P.L.C.	32,517	119,641
Connaught P.L.C.	1,971	12,472
Consort Medical P.L.C.	6,807	43,765
Cookson Group P.L.C.	27,159	141,239
Cranswick P.L.C.	5,374	53,427
Croda International P.L.C.	7,616	73,401
*CSR P.L.C.	20,882	148,970
Daily Mail & General Trust P.L.C. Series A	21,649	108,093
Dairy Crest Group P.L.C.	14,175	77,898
*Dana Petroleum P.L.C.	7,559	172,553
Davis Service Group P.L.C.	19,880	111,827
De la Rue P.L.C.	10,800	150,218
Debenhams P.L.C.	59,701	88,556
Dechra Pharmaceuticals P.L.C.	1,979	14,383
Delta P.L.C.	14,893	31,103
Development Securities P.L.C.	4,432	21,209
Devro P.L.C.	9,176	15,749
Dignity P.L.C.	1,212	12,374
Dimension Data Holdings P.L.C.	180,921	182,106
Diploma P.L.C.	14,881	33,904
Domino Printing Sciences P.L.C.	5,985	24,227
Drax Group P.L.C.	2,233	14,936
DS Smith P.L.C.	45,188	56,803
DSG International P.L.C.	190,255	87,976
E2V Technologies P.L.C.	2,786	2,423
*eaga P.L.C.	12,094	25,118
*easyJet P.L.C.	22,042	111,293
Electrocomponents P.L.C.	36,851	91,489
Elementis P.L.C.	22,734	11,951
*Emerald Energy P.L.C.	1,317	13,720
*Enterprise Inns P.L.C.	54,313	129,406
*Eurasian Natural Resources Corp.	11,904	171,679
Evolution Group P.L.C.	45,511	101,603
Experian P.L.C.	12,300	101,519
*F&C Asset Management P.L.C.	57,620	70,558

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Fenner P.L.C.	16,487	$26,739
Fidessa Group P.L.C.	862	17,390
Filtrona P.L.C.	26,942	58,160
Findel P.L.C.	10,883	6,421
Firstgroup P.L.C.	17,652	97,777
Forth Ports P.L.C.	4,861	79,989
*Fortune Oil P.L.C.	30,923	3,585
Friends Provident Group P.L.C.	284,063	331,982
Fuller Smith & Turner P.L.C.	1,445	10,994
G4S P.L.C.	43,228	154,234
Galliford Try P.L.C.	13,056	12,033
Game Group P.L.C.	51,287	125,877
*Gem Diamonds, Ltd.	2,003	6,583
Genus P.L.C.	4,977	42,578
*GKN P.L.C.	166,610	285,624
Go-Ahead Group P.L.C.	447	8,981
Greene King P.L.C.	23,276	164,479
Greggs P.L.C.	1,960	12,908
Halfords Group P.L.C.	19,770	115,068
Halma P.L.C.	12,698	40,531
Hampson Industries P.L.C.	20,419	21,476
*Hardy Oil & Gas P.L.C.	8,461	46,586
Hardy Underwriting Group P.L.C.	2,500	11,083
Hargreaves Lansdown P.L.C.	10,452	37,778
Hays P.L.C.	32,961	52,467
Headlam Group P.L.C.	17,739	76,492
Helical Bar P.L.C.	9,996	56,801
Helphire P.L.C.	19,432	12,023
Henderson Group P.L.C.	82,873	145,821
*Heritage Oil P.L.C.	9,169	83,334
Hikma Pharmaceuticals P.L.C.	15,446	112,323
Hill & Smith Holdings P.L.C.	8,995	36,078
Hiscox, Ltd.	34,586	174,808
HMV Group P.L.C.	14,267	25,980
Hochschild Mining P.L.C.	15,417	64,340
Holidaybreak P.L.C.	6,025	26,176
Home Retail Group P.L.C.	15,090	79,135
Homeserve P.L.C.	1,750	40,182
HSBC Holdings P.L.C. Sponsored ADR	35,757	1,812,880
Hunting P.L.C.	10,946	76,164
Huntsworth P.L.C.	25,889	25,305
ICAP P.L.C.	15,628	118,387
IG Group Holdings P.L.C.	17,324	87,178
IMI P.L.C.	15,182	86,262
Imperial Tobacco Group P.L.C.	9,893	282,321
Inchcape P.L.C.	171,461	78,777
*Informa P.L.C.	20,517	82,072
Inmarsat P.L.C.	5,053	46,761
*Intec Telecom Systems P.L.C.	38,090	55,986
Intercontinental Hotels Group P.L.C.	4,777	54,155
Intercontinental Hotels Group P.L.C. ADR	1,100	12,452
Intermediate Capital Group P.L.C.	8,818	28,603
International Personal Finance P.L.C.	31,376	70,315
International Power P.L.C.	138,057	588,737
Interserve P.L.C.	14,491	47,481
Intertek Group P.L.C.	1,936	33,634
Invensys P.L.C.	22,803	98,324
*Investec P.L.C.	40,515	273,786
*IP Group P.L.C.	11,634	7,785
ITE Group P.L.C.	6,955	11,184
*ITV P.L.C.	293,183	196,933

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
James Fisher & Sons P.L.C.	1,470	$10,373
Jardine Lloyd Thompson Group P.L.C.	4,560	32,981
JJB Sports P.L.C.	5,566	2,553
JKX Oil and Gas P.L.C.	11,009	42,289
John Menzies P.L.C.	6,307	19,054
John Wood Group P.L.C.	43,709	194,765
Johnson Matthey P.L.C.	7,738	182,695
*Johnston Press P.L.C.	268,553	68,491
*Kazakhmys P.L.C.	18,949	271,274
Kcom Group P.L.C.	53,721	25,811
Keller Group P.L.C.	9,083	97,044
Kesa Electricals P.L.C.	56,339	122,698
Kier Group P.L.C.	3,536	53,592
Kingfisher P.L.C.	225,944	804,175
Ladbrokes P.L.C.	27,694	81,165
Laird P.L.C.	20,714	60,062
*Lamprell P.L.C.	19,728	34,492
Laura Ashley Holdings P.L.C.	22,105	5,269
Legal and General Group P.L.C.	575,477	619,102
Lloyds Banking Group P.L.C.	16,386	23,285
Logica P.L.C.	29,107	49,268
London Stock Exchange Group P.L.C.	14,048	167,202
Lonmin P.L.C.	15,896	366,772
Luminar Group Holdings P.L.C.	14,268	35,728
Man Group P.L.C.	50,819	234,868
Management Consulting Group P.L.C.	25,121	10,070
Marks & Spencer Group P.L.C.	27,544	159,357
Marshalls P.L.C.	18,574	30,343
Marston’s P.L.C.	28,480	44,142
McBride P.L.C.	8,048	19,658
*Mears Group P.L.C.	5,617	23,036
Meggitt P.L.C.	85,930	258,045
Melrose P.L.C.	68,439	131,690
Melrose Resources P.L.C.	10,384	52,506
Michael Page International P.L.C.	7,737	39,007
Micro Focus International P.L.C.	5,738	38,709
Millennium and Copthorne Hotels P.L.C.	17,936	83,734
Misys P.L.C.	12,009	36,387
*Mitchells & Butlers P.L.C.	36,439	158,523
Mitie Group P.L.C.	15,705	62,193
Mondi P.L.C.	58,540	259,202
Moneysupermarket.Com Group P.L.C.	29,549	35,710
Morgan Crucible Co. P.L.C.	18,725	40,288
Morgan Sindall P.L.C.	4,844	50,095
Mothercare P.L.C.	5,952	52,699
Mouchel Group P.L.C.	4,920	13,082
N Brown Group P.L.C.	16,655	64,485
National Express Group P.L.C.	11,195	63,180
Next P.L.C.	2,174	61,988
Northern Foods P.L.C.	60,631	62,166
Northgate P.L.C.	2,110	441
Northumbrian Water Group P.L.C.	11,887	46,377
Novae Group P.L.C.	11,227	55,489
Old Mutual P.L.C.	499,092	800,553
Oxford Instruments P.L.C.	3,659	9,645
Pace P.L.C.	9,382	33,814
*PartyGaming P.L.C.	19,992	85,517
PayPoint P.L.C.	1,351	11,061
Pearson P.L.C.	12,174	140,492
Pearson P.L.C. Sponsored ADR	32,031	371,239
Pendragon P.L.C.	72,039	47,319

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Pennon Group P.L.C.	6,935	$52,890
*Persimmon P.L.C.	40,209	302,436
*Peter Hambro Mining P.L.C.	10,388	113,496
Phoenix IT Group, Ltd.	2,066	7,512
Pinewood Shepperton P.L.C.	23,611	58,722
Premier Farnell P.L.C.	15,402	36,877
*Premier Foods P.L.C.	239,106	154,376
*Premier Oil P.L.C.	5,518	113,993
*Prostrakan Group P.L.C.	11,495	20,615
Provident Financial P.L.C.	4,264	57,466
Prudential P.L.C.	68,348	511,844
Prudential P.L.C. ADR	800	12,024
*Punch Taverns P.L.C.	48,778	85,542
PV Crystalox Solar P.L.C.	19,647	26,750
PZ Cussons P.L.C.	16,088	64,497
Qinetiq P.L.C.	50,155	113,159
Quintain Estates & Development P.L.C.	3,350	4,622
R.E.A. Holdings P.L.C.	1,822	12,966
*Rank Group P.L.C.	14,069	18,298
Rathbone Brothers P.L.C.	2,744	34,343
Reckitt Benckiser Group P.L.C.	1,065	51,165
*Redrow P.L.C.	18,167	58,132
Reed Elsevier P.L.C.	3,037	21,388
Reed Elsevier P.L.C. ADR	300	8,502
Regus P.L.C.	77,809	90,657
Renishaw P.L.C.	5,590	37,856
Rensburg Sheppards P.L.C.	844	7,461
*Rentokil Initial P.L.C.	58,573	94,942
Restaurant Group P.L.C.	6,773	18,064
Rexam P.L.C.	56,902	223,661
Ricardo P.L.C.	7,021	26,507
Rightmove P.L.C.	3,219	22,453
Rio Tinto P.L.C.	4,050	168,708
Rio Tinto P.L.C. Sponsored ADR	168	28,153
RM P.L.C.	3,077	8,487
Robert Walters P.L.C.	16,237	40,674
Robert Wiseman Dairies P.L.C.	2,421	16,537
*Rolls-Royce Group P.L.C.	43,160	298,526
Rotork P.L.C.	2,973	44,281
Royal Dutch Shell P.L.C. ADR	32,048	1,683,481
RPC Group P.L.C.	1,000	3,735
RPS Group P.L.C.	19,314	61,646
RSA Insurance Group P.L.C.	315,306	667,194
SABmiller P.L.C.	11,345	262,299
Sage Group P.L.C.	58,941	192,449
Sainsbury (J.) P.L.C.	55,095	292,285
*Salamander Energy P.L.C.	14,261	47,553
Savills P.L.C.	16,656	93,138
Schroders P.L.C.	10,034	163,425
Schroders P.L.C. Non-Voting	6,442	89,176
*Scott Wilson Group P.L.C.	6,813	7,164
Scottish & Southern Energy P.L.C.	7,777	143,896
*SDL P.L.C.	3,802	22,716
Senior P.L.C.	25,409	17,100
Serco Group P.L.C.	8,348	56,290
Severfield-Rowen P.L.C.	10,335	30,434
Severn Trent P.L.C.	4,142	67,007
Shanks Group P.L.C.	12,426	15,981
Shire P.L.C. ADR	1,800	80,658
SIG P.L.C.	41,783	84,934
Smith & Nephew P.L.C.	3,115	24,680

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Smith & Nephew P.L.C. Sponsored ADR	1,400	$55,510
Smiths Group P.L.C.	3,718	44,716
Smiths News P.L.C.	20,687	39,783
*Soco International P.L.C.	3,579	77,292
*Southern Cross Healthcare, Ltd.	27,167	61,222
Spectris P.L.C.	14,420	134,208
Speedy Hire P.L.C.	1,551	907
*Spice P.L.C.	22,470	27,933
Spirax-Sarco Engineering P.L.C.	3,460	53,077
Spirent Communications P.L.C.	45,576	53,316
*Sportech P.L.C.	2,757	3,596
Sports Direct International P.L.C.	28,039	41,245
SSL International P.L.C.	11,866	112,168
St. Ives Group P.L.C.	15,536	12,135
St. James’s Place P.L.C.	18,272	55,328
St. Modwen Properties P.L.C.	6,099	20,660
Stagecoach Group P.L.C.	27,557	62,415
Standard Chartered P.L.C.	26,514	629,463
Standard Life P.L.C.	209,314	690,631
Sthree P.L.C.	3,972	14,178
Tate & Lyle P.L.C.	45,004	276,017
Ted Baker P.L.C.	479	2,988
*Telecity Group P.L.C.	5,714	32,176
Tesco P.L.C.	32,190	197,098
Thomas Cook Group P.L.C.	41,950	152,134
Thomson Reuters P.L.C.	4,900	156,864
Thomson Reuters P.L.C. ADR	464	89,074
Tomkins P.L.C.	85,562	253,487
Tomkins P.L.C. Sponsored ADR	9,900	116,127
Travis Perkins P.L.C.	19,076	259,608
Trinity Mirror P.L.C.	68,201	93,311
TUI Travel P.L.C.	8,237	31,250
Tullett Prebon P.L.C.	28,272	167,926
Tullow Oil P.L.C.	5,834	96,248
*UK Coal P.L.C.	14,679	28,811
Ultra Electronics Holdings P.L.C.	1,898	36,178
Umeco P.L.C.	12,972	43,993
United Business Media P.L.C.	12,884	91,352
United Utilities Group P.L.C.	6,798	51,176
*Vectura Group P.L.C.	28,039	36,524
Vedanta Resources P.L.C.	10,185	300,272
Venture Production P.L.C.	4,960	69,087
Victrex P.L.C.	7,594	82,621
Vitec Group P.L.C. (The)	3,225	15,092
Vodafone Group P.L.C. Sponsored ADR	56,540	1,163,593
VT Group P.L.C.	12,182	95,656
Weir Group P.L.C. (The)	33,007	301,428
Wellstream Holdings P.L.C.	777	7,067
WH Smith P.LC.	11,260	80,038
Whitbread P.L.C.	16,135	233,551
William Hill P.L.C.	53,872	165,229
William Morrison Supermarkets P.L.C.	102,693	461,230
Wincanton P.L.C.	8,167	25,522
*Wolfson Microelectronics P.L.C.	12,945	27,295
*Wolseley P.L.C.	3,616	80,916
WSP Group P.L.C.	9,076	41,537
Xchanging P.L.C.	18,459	59,235
*Xstrata P.L.C.	53,951	728,741

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Yell Group P.L.C.	101,471	$52,037

TOTAL UNITED KINGDOM		42,170,350

TOTAL COMMON STOCKS		231,526,179

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Fortis Coupons	2,546	—

FRANCE — (0.0%)
*Gifi SA Rights 07/07/15	800	1

GERMANY — (0.0%)
*Escada AG Rights 08/05/09	1,298	133

SINGAPORE — (0.0%)
*KS Energy Services, Ltd. Rights 07/29/09	17,000	—

SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	2,665	2,444

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 2009	2,727	13,028
*Findel P.L.C. Rights 08/10/09	26,119	6,654
*Northgate P.L.C. Rights 08/11/09	21,100	1,938
*Rexam P.L.C. Rights 08/18/09	20,692	28,832

TOTAL UNITED KINGDOM		50,452

TOTAL RIGHTS/WARRANTS		53,030

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $2,295,000 FNMA 4.381%(r), 10/01/35, valued at $1,426,161) to be repurchased at $1,403,022	$1,403	1,403,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.1%)
§@DFA Short Term Investment Fund LP	24,355,242	24,355,242
@Repurchase Agreement, Deutsche Bank Securities 0.20% 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,957,019) to be repurchased at $1,918,678	$1,919	1,918,646

TOTAL SECURITIES LENDING COLLATERAL		26,273,888

TOTAL INVESTMENTS — (100.0%) (Cost $221,610,898)##		$259,256,097

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$271,330	$13,483,973	—	$13,755,303
Austria	4,951	1,691,115	—	1,696,066
Belgium	242,046	2,426,548	—	2,668,594
Canada	21,694,637	—	—	21,694,637
Denmark	17,274	2,582,375	—	2,599,649
Finland	—	4,365,770	—	4,365,770
France	971,624	14,922,873	—	15,894,497
Germany	2,533,337	9,757,146	—	12,290,484
Greece	318,023	3,419,095	—	3,737,118
Hong Kong	5,574	5,320,237	—	5,325,811
Ireland	515,490	1,548,612	—	2,064,102
Italy	454,800	6,577,630	—	7,032,430
Japan	2,885,114	51,076,034	—	53,961,148
Netherlands	1,826,324	5,102,525	—	6,928,849
New Zealand	12,103	803,051	—	815,154
Norway	—	3,064,812	—	3,064,812
Portugal	—	1,326,062	—	1,326,062
Singapore	—	3,717,524	—	3,717,524
Spain	2,604,804	4,280,400	—	6,885,204
Sweden	58,320	4,791,713	—	4,850,033
Switzerland	1,499,407	13,183,175	—	14,682,582
United Kingdom	6,446,237	35,724,113	—	42,170,350
Rights/Warrants
France	1	—	—	1
Germany	133	—	—	133
Switzerland	2,444	—	—	2,444
United Kingdom	30,770	19,682	—	50,452
Temporary Cash Investments	—	1,403,000	—	1,403,000
Securities Lending Collateral	—	26,273,888	—	26,273,888

TOTAL	$42,394,744	$216,861,353	—	$259,256,097

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2009

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,897,484,046

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,019,003,261)##	$1,897,484,046

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,897,484,046	—	—	$1,897,484,046

EMERGING MARKETS VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in Dimensional Emerging Markets Value Fund Inc. The DFA Investment Trust Company	153,764,475	$6,648,775,899

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,147,670,856)##		$6,648,775,899

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,648,775,899	—	—	$6,648,775,899

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,015,780,693

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $822,798,156)##	$1,015,780,693

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,015,780,693	—	—	$1,015,780,693

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (82.4%)
BRAZIL — (6.3%)
Acos Villares SA	664,000	$263,358
*Acucar Guarani SA	20,100	57,529
AES Tiete SA (2440693)	101,000	958,167
AES Tiete SA (2441038)	89,900	978,143
All America Latina Logistica SA	512,400	3,235,199
American Banknote SA	49,100	413,169
*Anhanguera Educacional Participacoes SA	26,800	265,738
B2W Cia Global Do Varejo	48,000	1,112,689
Banco Bradesco SA	333,900	4,411,435
Banco do Brasil SA	140,300	1,776,168
*Banco Industrial e Comercial SA	20,000	96,690
*Banco Panamericano SA	21,200	57,723
Banco Pine SA	24,600	116,951
Banco Sofisa SA	79,500	223,704
Bematech SA	41,200	145,743
*BM&F Bovespa SA	1,016,321	6,558,491
*Bombril SA	8,400	26,068
*BR Malls Participacoes SA	149,200	1,551,376
*BRF - Brasil Foods SA	84,864	1,864,893
*BRF - Brasil Foods SA ADR	22,700	1,001,524
*Brookfield Incorporacoes SA	68,400	219,965
Centrais Eletricas Brasileiras SA (2308445)	84,100	1,162,953
Centrais Eletricas Brasileiras SA (2311120)	93,000	1,421,107
Cia de Gas de Sao Paulo	20,600	376,503
Cia de Saneamento de Minas Gerais-Copasa	73,400	1,002,796
Cia de Saneamento do Parana	58,300	64,057
Cia Energetica de Minas Gerais	28,500	319,255
Cia Energetica de Sao Paulo	158,300	1,631,574
Cia Hering	9,000	74,045
#Cia Vale do Rio Doce	708,190	13,972,589
*Comgas Cia Gas Redeem B Share	328	5,995
Companhia de Concessoes Radoviarias	100,000	1,642,771
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	47,500	1,601,225
Companhia Siderurgica Nacional SA	42,000	1,076,028
Companhia Siderurgica Nacional SA Sponsored ADR	142,084	3,637,350
*Cosan SA Industria e Comercio	116,600	1,071,164
CPFL Energia SA	34,900	613,544
Cremer SA	6,700	41,656
Cyrela Brazil Realty SA	292,300	3,006,425
*Diagnosticos Da America SA	53,500	1,141,257
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	88,200	1,651,253
Empresa Brasileira de Aeronautica SA	98,400	478,354
*Empresa Brasileira de Aeronautica SA ADR	110,975	2,162,903
Eternit SA	159,600	639,854
*Even Construtora e Incorporadora SA	83,974	255,646
Ferbasa-Ferro Ligas Da Bahia	58,000	298,432
Fertilizantes Fosfatados SA	113,300	1,062,709
Gafisa SA	84,200	1,076,334
Gafisa SA ADR	4,800	122,928
Gerdau SA	122,800	1,089,947
*Global Village Telecom Holding SA	101,300	1,960,575
*Grendene SA	34,200	380,356
*IdeiasNet SA	96,643	176,115
*Iguatemi Empresa de Shopping Centers SA	36,200	434,419
Industrias Romi SA	57,300	331,684
#Itau Unibanco Holding SA ADR	1,498,670	26,811,206
JBS SA	498,200	1,978,648

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
JHSF Participacoes SA	30,200	$42,085
Light SA	109,800	1,430,063
Localiza Rent a Car SA	104,800	842,557
Lojas Americanas SA	124,700	601,528
Lojas Renner SA	124,800	1,827,435
*Lupatech SA	30,500	349,015
M Dias Branco SA	28,300	477,797
*Medial Saude SA	39,600	179,349
*Mmx Mineracao e Metalicos SA	77,900	296,444
*MPX Energia SA	30,000	261,289
Natura Cosmeticos SA	79,300	1,129,730
Obrascon Huarte Lain Brasil SA	24,200	260,710
OdontoPrev SA	26,700	436,187
*Paranapanema SA	88,400	193,312
*PDG Realty SA Empreendimentos e Participacoes	84,772	1,204,051
Petroleo Brasileiro SA ADR (71654V101)	637,166	21,472,494
Petroleo Brasileiro SA ADR (71654V408)	462,510	19,073,912
*Plascar Participacoes Industriais SA	82,800	103,847
Porto Seguro SA	125,800	1,126,014
*Positivo Informatica SA	26,400	193,286
Redecard SA	9,200	136,934
*Rossi Residencial SA	106,200	617,022
Sao Carlos Empreendimentos e Participacoes SA	8,800	72,636
*Sao Martinho SA	65,300	554,739
Souza Cruz SA	56,000	1,905,936
*Sul America SA	8,600	152,064
*Tam SA	104,100	1,283,291
Tele Norte Leste Participacoes SA	41,700	753,204
Telecomunicacoes de Sao Paulo SA	40,300	803,516
*Tim Participacoes SA	112,800	333,730
Totvs SA	22,950	920,091
Tractebel Energia SA	152,200	1,579,307
Universo Online SA	56,900	240,927
Usinas Siderurgicas de Minas Gerais SA	53,900	1,317,058
Vivo Participacoes SA	11,478	252,168
#Vivo Participacoes SA ADR	48,900	1,113,453
Weg SA	191,200	1,538,208

TOTAL BRAZIL		165,183,769

CHILE — (1.8%)
Aguas Andinas SA Series A	1,484,059	600,700
Banco de Chile	5,427,570	401,262
Banco de Chile Series F ADR	37,400	1,664,297
Banco de Credito e Inversiones SA Series A	70,670	1,978,848
Banco Santander Chile SA	988,793	46,602
Banco Santander Chile SA ADR	30,181	1,482,189
Banmedica SA	299,376	304,328
CAP SA	115,188	2,678,246
Cementos Bio-Bio SA	180,149	366,258
Cintac SA	149,288	55,736
Colbun SA	8,671,094	2,185,202
Compania Cervecerias Unidas SA	36,271	246,359
Compania Cervecerias Unidas SA ADR	29,862	1,020,385
Compania de Consumidores de Gas Santiago SA	24,536	99,767
Compania General de Electricidad SA	172,281	1,152,679
*Compania SudAmericana de Vapores SA	1,198,402	885,982
CorpBanca SA	144,924,645	875,628
CorpBanca SA ADR	1,500	44,850
Cristalerias de Chile SA	58,676	633,339
Embotelladora Andina SA Series B	79,022	233,685
Embotelladora Andina SA Series B ADR	19,133	349,177

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Empresa Nacional de Electricidad SA	351,708	$575,942
Empresa Nacional de Electricidad SA Sponsored ADR	71,700	3,534,810
Empresa Nacional de Telecomunicaciones SA	136,247	1,882,352
Empresas CMPC SA	151,543	4,481,449
Empresas Copec SA	421,405	5,366,303
*Empresas Iansa SA	2,735,872	180,268
Enersis SA	1,676,555	641,432
Enersis SA Sponsored ADR	226,319	4,343,062
Farmacias Ahumada SA	46,764	88,161
Industrias Forestales SA	54,906	13,649
Lan Airlines SA	42,299	519,893
Lan Airlines SA Sponsored ADR	113,725	1,390,857
Madeco SA	12,220,108	808,802
#Madeco SA Sponsored ADR	31,150	204,032
Masisa SA	6,026,376	795,274
S.A.C.I. Falabella SA	214,818	885,397
Sociedad Quimica y Minera de Chile SA Series B	11,313	404,805
Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	2,118,768
Soquimic Comercial SA	134,454	55,914
Vina Concha Y Toro SA	341,774	707,489
Vina Concha Y Toro SA Sponsored ADR	6,450	268,320
Vina San Pedro Tarapaca SA	16,383,152	124,149

TOTAL CHILE		46,696,647

CHINA — (11.0%)
#Agile Property Holdings, Ltd.	1,216,000	1,710,527
*Air China, Ltd.	1,450,000	935,682
#Ajisen China Holdings, Ltd.	395,000	267,259
#*Alibaba.com, Ltd.	93,500	214,400
Aluminum Corp. of China, Ltd.	30,000	34,684
Aluminum Corp. of China, Ltd. ADR	210,100	6,067,688
AMVIG Holdings, Ltd.	522,000	417,718
#Angang Steel Co., Ltd.	1,021,160	2,307,256
#Anhui Conch Cement Co., Ltd.	148,000	1,075,135
Anhui Expressway Co., Ltd.	328,000	202,374
*Anta Sports Products, Ltd.	10,000	14,965
*Anton Oilfield Services Group	106,000	13,096
*AviChina Industry and Technology Co., Ltd.	1,164,000	348,447
Bank of China, Ltd.	16,684,000	8,292,037
Bank of Communications Co., Ltd.	3,083,000	3,778,482
Baoye Group Co., Ltd.	172,000	114,097
*Beijing Capital International Airport Co., Ltd.	1,864,000	1,327,135
#Beijing Capital Land, Ltd.	1,140,000	514,923
Beijing Enterprises Holdings, Ltd.	487,000	2,453,840
Beijing North Star Co., Ltd.	470,000	200,933
Belle International Holdings, Ltd.	1,274,000	1,273,824
Bosideng International Holdings, Ltd.	1,770,000	257,604
#*Brilliance China Automotive Holdings, Ltd.	3,386,000	479,597
#*Byd Co., Ltd.	513,800	2,839,302
*Catic Shenzhen Holdings, Ltd.	156,000	49,334
*Central China Real Estate, Ltd.	52,000	15,407
#Chaoda Modern Agriculture (Holdings), Ltd.	2,237,066	1,526,047
*China Aerospace International Holdings, Ltd.	1,308,600	133,046
China Agri-Industries Holdings, Ltd.	1,684,000	1,244,820
*China Aoyuan Property Group, Ltd.	835,000	188,000
#China Automation Group, Ltd.	360,000	144,507
China Citic Bank	3,156,000	2,191,493
China Coal Energy Co.	117,000	163,220
China Communications Construction Co., Ltd.	108,000	139,691
*China Communications Services Corp., Ltd.	680,000	430,676
China Construction Bank Corp.	16,648,000	13,371,516

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China COSCO Holdings Co., Ltd.	1,281,000	$1,843,847
*China Dongxiang Group Co.	34,000	25,796
#*China Eastern Airlines Corp., Ltd.	978,000	315,910
China Everbright International, Ltd.	1,490,000	567,650
China Everbright, Ltd.	837,400	2,632,120
China Foods, Ltd.	1,056,000	650,800
#China Gas Holdings, Ltd.	1,770,000	476,743
#*China Grand Forestry Green Resources Group, Ltd.	3,194,000	154,215
#China Green (Holdings), Ltd.	543,000	579,507
China Haidian Holdings, Ltd.	770,000	81,343
China High Speed Transmission Equipment Group Co., Ltd.	364,000	909,891
#*China Insurance International Holdings Co., Ltd.	464,000	1,402,704
China Life Insurance Co., Ltd. ADR	159,456	10,613,391
*China Mengniu Dairy Co., Ltd.	702,000	1,676,565
China Merchants Bank Co., Ltd.	762,450	1,789,542
China Merchants Holdings (International) Co., Ltd.	822,000	2,706,485
*China Mining Resources Group, Ltd.	4,880,000	286,070
China Mobile, Ltd. Sponsored ADR	318,041	16,687,611
China Molybdenum Co., Ltd.	967,000	882,863
#China National Building Material Co., Ltd.	268,000	581,729
*China National Materials Co., Ltd.	11,000	10,385
#*China Nickel Resources Holding Co., Ltd.	478,000	91,970
China Oilfield Services, Ltd.	718,000	779,756
China Overseas Land & Investment, Ltd.	1,144,000	2,808,154
China Petroleum and Chemical Corp. (Sinopec)	48,000	42,976
China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	7,872,616
China Pharmaceutical Group, Ltd.	1,110,000	630,728
*China Power New Energy Development Co., Ltd.	2,600,000	204,303
*China Properties Group, Ltd.	525,000	162,979
*China Railway Construction Corp., Ltd.	30,000	48,067
*China Railway Group, Ltd.	1,175,000	1,055,380
China Rare Earth Holdings, Ltd.	1,636,000	324,420
China Resources Enterprise, Ltd.	1,222,000	3,071,112
China Resources Land, Ltd.	592,000	1,432,132
China Resources Power Holdings Co., Ltd.	1,068,000	2,756,829
China Shenhua Energy Co., Ltd.	786,000	3,214,943
#China Shineway Pharmaceutical Group, Ltd.	133,000	129,604
#*China Shipping Container Lines Co., Ltd.	4,050,300	1,578,786
China Shipping Development Co., Ltd.	648,000	982,490
*China Southern Airlines Co., Ltd. ADR	33,900	602,742
#China State Construction International Holdings, Ltd.	1,308,000	685,070
China Telecom Corp., Ltd. ADR	128,021	6,655,812
China Travel International Investment Hong Kong, Ltd.	1,702,000	424,665
China Unicom Hong Kong, Ltd.	42,000	60,561
China Unicom Hong Kong, Ltd. ADR	497,782	7,158,105
*China Wireless Technologies, Ltd.	800,000	54,537
#China Yurun Food Group, Ltd.	559,000	882,357
Chongqing Iron and Steel Co., Ltd.	308,000	155,743
*CITIC 21CN Co., Ltd.	1,604,000	60,932
Citic Pacific, Ltd.	157,000	448,450
*CITIC Resources Holdings, Ltd.	1,412,000	451,991
CNOOC, Ltd. ADR	116,476	15,529,745
CNPC Hong Kong, Ltd.	3,260,000	3,316,988
Comba Telecom Systems Holdings, Ltd.	677,600	477,961
COSCO International Holdings, Ltd.	926,000	436,091
COSCO Pacific, Ltd.	1,276,000	1,766,339
#Country Garden Holdings Co.	2,153,000	1,011,036
#Dalian Port (PDA) Co., Ltd.	532,000	232,371
Datang International Power Generation Co., Ltd.	2,240,000	1,467,287
Denway Motors, Ltd.	6,004,000	2,976,684
Digital China Holdings, Ltd.	110,000	78,592

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Dongfang Electric Co., Ltd.	89,000	$435,489
Dongfeng Motor Corp.	3,186,000	3,389,961
Dynasty Fine Wines Group, Ltd.	548,000	130,540
*Enerchina Holdings, Ltd.	356,850	6,150
*Enric Energy Equipment Holdings, Ltd.	140,000	66,022
First Tractor Co., Ltd.	170,000	61,471
Fosun International	1,233,500	987,395
Franshion Properties China, Ltd.	60,000	20,941
#FU JI Food & Catering Services	195,000	191,225
*Fushan International Energy Group, Ltd.	1,104,000	726,085
Geely Automobile Holdings, Ltd.	3,805,000	925,090
Global Bio-Chem Technology Group Co., Ltd.	1,384,000	269,510
#Golden Eagle Retail Group, Ltd.	569,000	748,745
Goldlion Holdings, Ltd.	278,000	74,507
GOME Electrical Appliances Holdings, Ltd.	5,412,660	1,559,767
Great Wall Motor Co., Ltd.	481,000	548,658
Great Wall Technology Co., Ltd.	296,000	105,186
*Greentown China Holdings, Ltd.	140,500	216,638
Guangdong Investment, Ltd.	2,498,000	1,396,261
#Guangshen Railway Co., Ltd. Sponsored ADR	30,927	753,072
#Guangzhou Investment Co., Ltd.	4,510,000	981,169
Guangzhou Pharmaceutical Co., Ltd.	310,000	159,798
#Guangzhou R&F Properties Co., Ltd.	950,000	2,088,474
#Guangzhou Shipyard International Co., Ltd.	168,000	342,561
GZI Transport, Ltd.	610,000	257,885
*Haier Electronics Group Co., Ltd.	1,054,000	210,624
Hainan Meilan International Airport Co., Ltd.	90,000	62,850
*Haitian International Holdings, Ltd.	240,000	78,285
Harbin Power Equipment Co., Ltd.	450,000	531,213
Hengan International Group Co., Ltd.	298,000	1,732,353
*Hidili Industry International Development, Ltd.	594,000	679,351
#HKC (Holdings), Ltd.	1,851,000	159,529
*Honghua Group, Ltd.	158,000	35,600
Hopson Development Holdings, Ltd.	44,000	70,408
Huabao International Holdings, Ltd.	125,000	131,727
*Huadian Power International Corp.	1,290,000	493,089
Huaneng Power International, Inc. ADR	118,754	3,712,250
#*Hunan Non-Ferrous Metal Corp., Ltd.	1,088,000	314,964
#Industrial & Commercial Bank of China, Ltd.	21,941,000	15,754,986
*Inspur International, Ltd.	935,000	160,198
Intime Department Store Group Co., Ltd.	686,000	419,777
Jiangsu Express Co., Ltd.	1,096,000	960,864
#Jiangxi Copper Co., Ltd.	936,000	2,157,359
Ju Teng International Holdings, Ltd.	440,000	331,020
Kingdee International Software Group Co., Ltd.	984,000	183,826
#Kingsoft Corp., Ltd.	299,000	302,485
*Kingway Brewery Holdings, Ltd.	594,000	110,883
KWG Property Holding, Ltd.	915,000	694,555
*Lai Fung Holdings, Ltd.	369,000	12,352
#Lenovo Group, Ltd.	4,546,000	2,158,603
Li Ning Co., Ltd.	280,000	929,812
Lianhua Supermarket Holdings Co., Ltd.	178,000	327,158
#*Lingbao Gold Co., Ltd.	282,000	106,511
*Little Sheep Group, Ltd.	43,000	19,347
#Lonking Holdings, Ltd.	1,140,000	805,568
#*Maanshan Iron and Steel Co., Ltd.	1,970,000	1,530,018
*Mingyuan Medicare Development Co., Ltd.	1,150,000	122,968
*Minmetals Resources, Ltd.	1,328,000	377,956
Minth Group, Ltd.	230,000	219,179
*Nan Hai Corp., Ltd.	17,850,000	183,991
Neo-China Land Group (Holdings), Ltd.	461,000	302,771

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
New World Department Store China, Ltd.	321,000	$279,107
Nine Dragons Paper Holdings, Ltd.	81,000	83,232
Parkson Retail Group, Ltd.	431,000	718,733
PetroChina Co., Ltd. ADR	129,733	15,276,061
#*PICC Property and Casualty Co., Ltd.	2,446,000	1,897,123
Ping An Insurance (Group) Co. of China, Ltd.	735,000	6,466,167
Poly Hong Kong Investment, Ltd.	35,000	31,564
Qingling Motors Co., Ltd.	874,000	185,766
Qunxing Paper Holdings Co., Ltd.	289,000	163,480
#*Semiconductor Manufacturing International Corp.	14,584,000	785,138
Shandong Molong Petroleum Machinery Co., Ltd.	496,000	70,490
#Shanghai Electric Group Co., Ltd.	1,818,000	951,766
Shanghai Forte Land Co., Ltd.	742,000	253,955
Shanghai Industrial Holdings, Ltd.	612,000	3,308,036
Shanghai Prime Machinery Co., Ltd.	892,000	172,296
Shenji Kunming Machine Tool Co., Ltd.	26,000	19,948
Shenzhen Expressway Co., Ltd.	132,000	67,528
Shenzhen International Holdings, Ltd.	5,135,000	383,505
Shenzhen Investment, Ltd.	1,038,000	512,932
Shenzhou International Group	267,000	211,590
Shimao Property Holdings, Ltd.	1,774,000	3,561,428
Shougang Concord International Enterprises Co., Ltd.	3,654,000	733,340
Shui On Land, Ltd.	1,652,300	1,165,340
#*Sichuan Expressway Co., Ltd.	382,000	163,379
Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	169,925
Sino Biopharmaceutical, Ltd.	570,665	113,991
*Sino Union Petroleum & Chemical International, Ltd.	1,210,000	152,662
SinoCom Software Group, Ltd.	482,000	64,754
#Sinofert Holdings, Ltd.	1,724,000	940,820
Sinolink Worldwide Holdings, Ltd.	2,172,000	349,510
*Sino-Ocean Land Holdings, Ltd.	2,276,832	2,416,797
Sinopec Kantons Holdings, Ltd.	592,000	139,458
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	26,688	1,220,976
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	511,615
Sinotrans, Ltd.	952,000	240,227
#Skyworth Digital Holdings, Ltd.	1,250,000	466,675
*Soho China, Ltd.	1,018,000	646,221
*SPG Land Holdings, Ltd.	231,000	98,129
#*SRE Group, Ltd.	2,288,000	309,376
*Stone Group Holdings, Ltd.	1,004,000	53,010
*TCL Communication Technology Holdings, Ltd.	191,400	26,664
#*TCL Multimedia Technology Holdings, Ltd.	323,200	171,510
Tencent Holdings, Ltd.	198,800	2,682,139
Tian An China Investments Co., Ltd.	380,000	222,669
Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	217,669
Tianjin Development Holdings, Ltd.	544,000	384,572
*Tianjin Port Development Holdings, Ltd.	476,000	201,003
Tingyi (Cayman Islands) Holding Corp.	356,000	659,243
*Tomson Group, Ltd.	46,000	20,745
#Towngas China Co., Ltd.	847,000	293,572
TPV Technology, Ltd.	1,196,000	649,894
Travelsky Technology, Ltd.	233,000	168,365
#Tsingtao Brewery Co., Ltd.	192,000	666,881
Vinda International Holdings, Ltd.	173,000	118,925
*Wasion Group Holdings, Ltd.	272,000	260,721
Weichai Power Co., Ltd.	195,200	885,813
Weiqiao Textile Co., Ltd.	573,000	360,362
Xiamen International Port Co., Ltd.	1,136,000	229,876
Xinao Gas Holdings, Ltd.	618,000	1,026,917
#Xingda International Holdings, Ltd.	810,000	300,418
#Xinjiang Xinxin Mining Industry Co., Ltd.	490,000	325,380

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Xinyu Hengdeli Holdings, Ltd.	728,000	$269,110
*Xiwang Sugar Holdings Co., Ltd.	498,005	103,890
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	2,563,595
Zhejiang Expressway Co., Ltd.	2,008,000	1,936,849
*Zhejiang Glass Co., Ltd.	192,000	61,106
Zijin Mining Group Co., Ltd.	1,352,000	1,261,482
ZTE Corp.	209,300	914,709

TOTAL CHINA		286,902,392

CZECH REPUBLIC — (0.6%)
CEZ A.S.	119,417	6,420,147
Komercni Banka A.S.	24,492	4,222,595
*Pegas Nonwovens SA	6,000	125,431
Phillip Morris CR A.S.	1,139	459,159
Telefonica 02 Czech Republic A.S.	162,938	4,427,161
*Unipetrol A.S.	161,779	1,059,772

TOTAL CZECH REPUBLIC		16,714,265

HUNGARY — (1.0%)
#*Danubius Hotel & Spa NYRT	6,194	116,980
Egis Gyogyszergyar NYRT	9,429	961,079
#EMASZ RT	1,045	123,292
#*FHB Mortgage Bank NYRT	15,280	63,531
#*Fotex Holding SE Co., Ltd.	71,030	146,184
Magyar Telekom Telecommunications P.L.C.	351,016	1,275,672
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	706,629
MOL Hungarian Oil & Gas NYRT	85,822	6,301,631
#*OTP Bank NYRT	497,996	10,631,522
#*Pannonplast NYRT	42,550	189,708
*RABA Automotive Holding NYRT	15,268	52,858
Richter Gedeon NYRT	21,799	4,298,775
Zwack Unicum NYRT	611	47,443

TOTAL HUNGARY		24,915,304

INDIA — (10.5%)
*3M India, Ltd.	2,635	79,756
*Aban Offshore, Ltd.	14,304	311,344
*Abhishek Industries, Ltd.	93,420	25,014
ACC, Ltd.	87,539	1,611,596
Adani Enterprises, Ltd.	86,478	1,499,531
Aditya Birla Nuvo, Ltd.	67,681	1,241,531
Adlabs Films, Ltd.	23,621	169,302
Ador Welding, Ltd.	8,446	23,781
Aftek, Ltd.	59,619	18,734
*Agro Tech Foods, Ltd.	8,888	27,290
*AIA Engineering, Ltd.	28,704	134,801
Ajmera Realty & Infra India, Ltd.	9,445	32,676
Alembic, Ltd.	89,566	74,889
Allahabad Bank, Ltd.	243,520	450,948
Alok Industries, Ltd.	489,014	213,208
Alstom Projects India, Ltd.	36,976	407,519
Ambuja Cements, Ltd.	1,014,625	2,301,723
Amtek Auto, Ltd.	218,223	581,672
*Andhra Bank	245,445	473,622
Ansal Properties & Infrastructure, Ltd.	64,986	85,362
Apollo Hospitals Enterprise, Ltd.	88,872	1,023,513
Apollo Tyres, Ltd.	253,901	213,745
*Aptech, Ltd.	48,077	178,456
*Arvind Mills, Ltd.	202,209	117,670
*Asahi India Glass, Ltd.	65,517	82,438

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Asea Brown Boveri India, Ltd.	54,769	$799,429
Ashapura Minechem, Ltd.	37,068	32,595
Ashok Leyland, Ltd.	1,260,038	956,121
Asian Hotels, Ltd.	10,213	66,404
Asian Paints, Ltd.	32,555	964,941
Aurobindo Pharma, Ltd.	76,912	946,159
Automotive Axles, Ltd.	5,791	25,873
Avaya GlobalConnect, Ltd.	6,138	15,581
Aventis Pharma, Ltd.	10,597	276,761
Axis Bank, Ltd.	253,492	4,859,834
Bajaj Auto Finance, Ltd.	18,427	72,563
*Bajaj Auto, Ltd.	19,633	501,476
*Bajaj Finserv, Ltd.	19,633	139,719
Bajaj Hindusthan, Ltd.	145,932	560,953
*Bajaj Holdings and Investment, Ltd.	71,114	697,051
Balaji Telefilms, Ltd.	32,965	34,957
Ballarpur Industries, Ltd.	635,218	308,348
Balmer Lawrie & Co., Ltd.	8,790	79,838
Balrampur Chini Mills, Ltd.	405,795	1,006,559
*Bank of Maharashtra, Ltd.	245,477	215,514
Bank of Rajasthan, Ltd.	93,423	112,503
Bannari Amman Sugars, Ltd.	3,050	70,845
Bata India, Ltd.	37,095	129,426
BEML, Ltd.	27,238	603,635
*Bengal and Assam Co., Ltd. - Private C	1,023	892
Berger Paints India, Ltd.	159,190	144,376
Bharat Electronics, Ltd.	22,034	674,338
Bharat Forge, Ltd.	181,388	796,815
Bharat Heavy Electricals, Ltd.	80,174	3,737,393
Bharati Shipyard, Ltd.	14,379	46,296
*Bharti Airtel, Ltd.	598,130	5,150,554
Bhushan Steel & Strips, Ltd.	32,812	533,054
Biocon, Ltd.	109,996	502,165
Birla Corp., Ltd.	47,059	299,969
Blue Dart Express, Ltd.	6,396	70,009
Blue Star, Ltd.	30,792	248,087
Bombay Dyeing & Manufacturing Co., Ltd.	16,656	122,549
*Bombay Rayon Fashions, Ltd.	63,249	229,120
Britannia Industries, Ltd.	10,778	418,713
Cadila Healthcare, Ltd.	64,749	623,893
*Cairn India, Ltd.	278,227	1,373,036
Carborundum Universal, Ltd.	53,283	147,861
CCL Products (India), Ltd.	4,124	13,472
Century Enka, Ltd.	7,789	21,709
Century Textiles & Industries, Ltd.	60,065	590,295
CESC, Ltd.	101,207	663,164
Chambal Fertilizers & Chemicals, Ltd.	300,485	355,088
*Chemplast Sanmar, Ltd.	224,492	24,394
Chennai Petroleum Corp., Ltd.	63,829	243,831
*Chi Investments, Ltd.	7,323	6,171
Cipla, Ltd.	304,054	1,747,748
City Union Bank, Ltd.	224,740	108,590
Clariant Chemicals (India), Ltd.	4,264	26,676
CMC, Ltd.	6,389	109,062
Colgate-Palmolive (India), Ltd.	38,162	531,894
Coromandel Fertilisers, Ltd.	94,897	365,407
Corporation Bank	53,217	387,920
Cranes Software International, Ltd.	64,637	57,512
Crisil, Ltd.	2,715	235,799
Crompton Greaves, Ltd.	111,995	693,567
Cummins India, Ltd.	75,923	436,495

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Dabur India, Ltd.	128,674	$370,284
Dalmia Cement (Bharat), Ltd.	22,766	68,755
DCM Shriram Consolidated, Ltd.	101,063	120,997
Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	97,338
*Dish TV (India), Ltd.	104,302	96,109
Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	172,285
Divi’s Laboratories, Ltd.	54,150	605,761
*DLF, Ltd.	175,169	1,447,772
Dr. Reddy’s Laboratories, Ltd.	118,007	2,009,337
*Dr. Reddy’s Laboratories, Ltd. ADR	60,800	1,018,400
E.I.D. - Parry (India), Ltd.	57,072	350,418
*Edelweiss Capital, Ltd.	18,990	171,413
Eicher Motors, Ltd.	13,232	104,422
EIH, Ltd.	221,463	541,294
Elder Pharmaceuticals, Ltd.	8,586	49,744
Electrosteel Casings, Ltd.	124,739	101,868
Elgi Equipments, Ltd.	23,578	27,193
Esab India, Ltd.	9,613	82,967
*Escorts, Ltd.	48,967	74,660
*Essar Oil, Ltd.	299,103	943,215
Essel Propack, Ltd.	64,950	40,438
*Eveready Industries (India), Ltd.	30,440	30,109
*Everest Kanto Cylinder, Ltd.	54,560	206,475
Exide Industries, Ltd.	338,304	606,796
FAG Bearings (India), Ltd.	11,829	106,777
FDC, Ltd.	127,472	114,818
Federal Bank, Ltd.	280,724	1,405,931
Financial Technologies (India), Ltd.	44,211	1,299,199
Finolex Cables, Ltd.	94,015	78,511
Finolex Industries, Ltd.	71,512	75,715
*Fortis Healthcare, Ltd.	133,669	287,078
GAIL India, Ltd.	244,078	1,689,733
Gammon India, Ltd.	113,601	392,334
Geodesic, Ltd.	101,821	243,794
Geometric, Ltd.	29,740	23,064
GHCL, Ltd.	44,954	35,694
Gillette India, Ltd.	8,542	166,353
*Gitanjali Gems, Ltd.	87,137	202,718
GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	478,276
GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	533,389
*Glenmark Pharmaceuticals, Ltd.	53,290	277,413
*GMR Infrastructure, Ltd.	521,656	1,556,857
Godfrey Phillips India, Ltd.	3,952	147,013
Godrej Consumer Products, Ltd.	96,756	446,012
Godrej Industries, Ltd.	140,907	449,593
*Goetze (India), Ltd.	8,529	12,391
Graphite India, Ltd.	68,222	72,699
*Grasim Industries, Ltd.	18,334	1,048,773
Great Eastern Shipping Co., Ltd.	139,363	748,478
*Great Offshore, Ltd.	45,545	455,769
Greaves Cotton, Ltd.	18,476	48,372
*GTL Infrastructure, Ltd.	351,403	275,045
*GTL, Ltd.	91,093	571,296
Gujarat Alkalies & Chemicals, Ltd.	38,986	83,028
Gujarat Ambuja Exports, Ltd.	106,310	47,752
Gujarat Fluorochemicals, Ltd.	52,434	161,374
Gujarat Gas Co., Ltd.	28,690	220,093
Gujarat Industries Power Co., Ltd.	43,436	81,739
Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	166,401
Gujarat State Fertilizers & Chemicals, Ltd.	44,440	138,126
*Gujarat State Petronet, Ltd.	79,600	119,836

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*GVK Power & Infrastructure, Ltd.	259,765	$234,675
H.E.G., Ltd.	23,274	125,795
HCL Infosystems, Ltd.	185,224	459,544
HCL Technologies, Ltd.	339,023	1,705,588
HDFC Bank, Ltd.	150,030	4,704,798
HDFC Bank, Ltd. ADR	5,300	518,181
*HeidelbergCement India, Ltd.	87,234	79,472
Hero Honda Motors, Ltd. Series B	96,363	3,236,360
Hexaware Technologies, Ltd.	126,799	185,930
Hikal, Ltd.	4,307	24,342
*Himachal Futuristic Communications, Ltd.	689,021	174,819
*Himatsingka Seide, Ltd.	41,049	30,848
*Hindalco Industries, Ltd.	410,266	858,928
Hinduja Global Solutions, Ltd.	10,967	93,234
*Hinduja Ventures, Ltd.	10,967	50,361
Hindustan Construction Co., Ltd.	226,522	556,604
*Hindustan Motors, Ltd.	84,867	37,150
Hindustan Oil Exploration Co., Ltd.	36,601	109,686
Hindustan Unilever, Ltd.	297,109	1,801,669
*Honeywell Automation India, Ltd.	3,195	106,984
Hotel Leelaventure, Ltd.	217,449	154,195
*Housing Development & Infrastructure, Ltd.	8,800	50,787
HSIL, Ltd.	12,171	12,482
ICI India, Ltd.	22,181	251,033
ICICI Bank, Ltd. Sponsored ADR	396,338	12,425,196
*ICSA (India), Ltd.	43,239	165,505
IDBI Bank, Ltd.	434,897	962,704
*Idea Cellular, Ltd.	580,099	956,876
India Cements, Ltd.	392,914	1,147,658
India Glycols, Ltd.	13,721	23,922
*India Infoline, Ltd.	252,031	717,758
Indiabulls Financial Services, Ltd.	318,991	1,322,452
Indiabulls Real Estate, Ltd.	221,837	1,138,771
Indiabulls Securities, Ltd.	105,042	92,269
Indian Bank	165,968	496,639
*Indian Hotels Co., Ltd.	718,238	1,025,461
Indian Oil Corp., Ltd.	15,658	178,491
Indian Overseas Bank	165,254	302,963
Indo Rama Synthetics (India), Ltd.	52,177	30,900
Indoco Remedies, Ltd.	5,448	20,919
IndusInd Bank, Ltd.	300,114	544,932
INEIS ABS India, Ltd.	17,327	50,204
*Info Edge India, Ltd.	407	5,149
Infomedia 18, Ltd.	10,900	18,410
Infosys Technologies, Ltd.	225,217	9,681,031
Infosys Technologies, Ltd. Sponsored ADR	11,946	514,036
Infotech Enterprises, Ltd.	17,652	84,945
Infrastructure Development Finance Co., Ltd.	1,312,085	3,694,356
*ING Vysya Bank, Ltd.	18,000	79,838
Ingersoll-Rand India, Ltd.	4,300	26,602
Ipca Laboratories, Ltd.	15,138	192,961
*IRB Infrastructure Developers, Ltd.	91,800	351,714
*Ispat Industries, Ltd.	145,697	68,408
ITC, Ltd.	793,630	4,148,811
IVRCL Infrastructures & Projects, Ltd.	257,162	1,801,317
J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	44,972
Jain Irrigation Systems, Ltd.	74,137	1,082,374
Jaiprakash Associates, Ltd.	1,033,847	5,189,511
*Jaiprakash Hydro Power, Ltd.	318,329	549,271
Jammu & Kashmir Bank, Ltd.	32,894	311,073
JBF Industries, Ltd.	35,709	70,589

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Jet Airways (India), Ltd.	38,723	$207,275
Jindal Poly Films, Ltd.	15,442	94,754
Jindal Saw, Ltd.	46,470	472,383
Jindal Steel & Power, Ltd.	63,548	3,907,591
*JK Tyre and Industries, Ltd.	17,588	32,384
JSL, Ltd.	85,928	143,082
JSW Steel, Ltd.	163,358	2,381,686
Jubilant Organosys, Ltd.	84,709	358,944
*Jyoti Structures, Ltd.	54,390	166,108
K.S.B. Pumps, Ltd.	6,634	52,941
Kajaria Ceram	53,853	42,623
*Kalpataru Power Transmission, Ltd.	14,879	209,355
Karnataka Bank, Ltd.	166,671	473,966
Karur Vysya Bank, Ltd.	30,439	206,851
KEC International, Ltd.	12,355	118,202
Kesoram Industries, Ltd.	41,828	312,563
Kirloskar Oil Engines, Ltd.	111,764	273,567
*Kotak Mahindra Bank, Ltd.	193,639	2,644,805
*Koutons Retail India, Ltd.	12,449	105,456
KPIT Cummins Infosystems, Ltd.	39,860	44,010
*KS Oils, Ltd.	397,063	448,447
Lakshmi Machine Works, Ltd.	4,604	95,505
*Lanco Infratech, Ltd.	98,578	843,689
*Landmark Property Development Co., Ltd.	70,554	10,030
Larsen & Toubro, Ltd.	125,806	3,966,272
LIC Housing Finance, Ltd.	106,329	1,367,061
Lupin, Ltd.	32,010	633,017
MADRas Cements, Ltd.	151,890	371,794
*Mahanagar Telephone Nigam, Ltd.	169,312	363,077
Mahanagar Telephone Nigam, Ltd. ADR	32,600	137,246
Maharashtra Scooters, Ltd.	2,000	6,048
Maharashtra Seamless, Ltd.	60,538	319,670
*Mahindra & Mahindra Financial Services, Ltd.	21,000	106,197
Mahindra & Mahindra, Ltd.	292,151	5,219,685
Mahindra Lifespace Developers, Ltd.	19,591	123,142
Mahindra Ugine Steel Co., Ltd.	12,400	9,473
Mangalam Cement, Ltd.	13,880	40,878
*Mangalore Refinery & Petrochemicals, Ltd.	811,929	1,433,698
Marico, Ltd.	189,680	347,413
Maruti Suzuki India, Ltd.	93,884	2,770,792
Mastek, Ltd.	25,667	125,108
*MAX India, Ltd.	218,858	952,050
*McDowell Holdings, Ltd.	2,935	4,359
*Megasoft, Ltd.	4,829	2,315
Mercator Lines, Ltd.	237,729	292,302
Merck, Ltd.	6,714	55,387
Micro Inks, Ltd.	1,512	7,219
*MIRC Electronics, Ltd.	60,413	19,959
Mirza International, Ltd.	39,745	10,826
Monnet Ispat, Ltd.	32,813	187,468
Monsanto India, Ltd.	4,435	145,669
Moser Baer (India), Ltd.	178,934	333,049
Motherson Sumi Systems, Ltd.	99,562	160,429
Motor Industries Co., Ltd.	8,653	703,699
Mphasis, Ltd.	88,985	888,112
MRF, Ltd.	2,157	208,843
Mukand, Ltd.	49,759	44,203
Mukta Arts, Ltd.	2,950	2,972
*Mundra Port and Special Economic Zone, Ltd.	87,302	1,097,745
Nagarjuna Construction Co., Ltd.	363,577	1,081,011
*Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	166,970

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Nahar Capital & Financial Services, Ltd.	9,759	$7,346
Nahar Poly Films, Ltd.	15,371	6,391
Nahar Spinning Mills, Ltd.	21,836	19,794
*Navneet Publications (India), Ltd.	50,750	100,874
*NELCO, Ltd.	8,380	9,418
NIIT Technologies, Ltd.	35,350	73,735
NIIT, Ltd.	131,535	166,342
Nirma, Ltd.	70,348	234,732
NOCIL, Ltd.	79,587	41,664
Nucleus Software Exports, Ltd.	12,516	23,911
OCL India, Ltd.	23,518	54,739
*Octav Investments, Ltd.	988	509
Omax Autos, Ltd.	24,208	18,683
*OnMobile Global, Ltd.	27,252	369,825
Opto Circuits India, Ltd.	128,992	468,349
*Oracle Financial Services Software, Ltd.	53,566	1,726,540
Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	107,753
Orient Paper and Industries, Ltd.	70,870	78,583
Oriental Bank of Commerce	48,000	172,251
Panacea Biotec, Ltd.	39,979	129,414
Pantaloon Retail India, Ltd.	8,100	51,770
*Pantaloon Retail India, Ltd. - Class B	810	3,953
*Parsvnath Developers, Ltd.	25,172	63,641
Patel Engineering, Ltd.	27,146	235,261
*Patni Computer Systems, Ltd.	122,244	925,402
Patni Computer Systems, Ltd. ADR	16,659	254,050
Petronet LNG, Ltd.	682,746	995,356
Pidilite Industries, Ltd.	95,780	286,014
Piramal Healthcare, Ltd.	103,940	676,796
*Piramal Life Sciences, Ltd.	8,631	13,046
Polaris Software Lab, Ltd.	59,814	153,799
Praj Industries, Ltd.	86,072	163,214
*Prakash Industries, Ltd.	43,255	111,036
Pricol, Ltd.	37,006	8,869
Prism Cements, Ltd.	160,404	149,390
Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	77,424
PSL, Ltd.	23,485	59,606
PTC India, Ltd.	353,271	670,191
*Punj Lloyd, Ltd.	276,813	1,425,009
*PVP Ventures, Ltd.	8,856	5,225
Radico Khaitan, Ltd.	41,971	75,763
Rain Commodities, Ltd.	25,235	105,446
Rallis India, Ltd.	8,513	135,502
*Rama Newsprint & Papers, Ltd.	31,486	11,925
*Ranbaxy Laboratories, Ltd.	153,955	903,666
*Raymond, Ltd.	60,130	219,389
REI Agro, Ltd.	146,770	202,115
*Rei Six Ten Retail, Ltd.	11,007	222,665
Reliance Capital, Ltd.	170,632	3,152,261
Reliance Communications, Ltd.	858,243	4,935,531
Reliance Energy, Ltd.	132,250	3,331,214
*Reliance Industrial Infrastructure, Ltd.	5,844	125,282
*Reliance Industries, Ltd.	665,942	27,187,550
*Reliance Media	23,621	4,975
*Reliance Natural Resources, Ltd.	549,357	958,253
*Reliance Petroleum, Ltd.	393,672	998,631
*Reliance Power, Ltd.	503,338	1,784,442
Rico Auto Industries, Ltd.	48,462	28,239
Rolta India, Ltd.	183,426	600,280
Ruchi Soya Industries, Ltd.	178,388	227,467
*S.Kumars Nationwide, Ltd.	192,600	183,008

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Sakthi Sugars, Ltd.	22,108	$28,520
Satyam Computer Services, Ltd.	538,448	1,178,312
Satyam Computer Services, Ltd. ADR	79,600	401,184
*SEAMEC, Ltd.	15,622	61,057
Sesa Goa, Ltd.	590,180	2,977,238
Shanthi Gears, Ltd.	58,867	46,539
Shree Cement, Ltd.	14,509	511,285
*Shree Precoated Steels, Ltd.	22,037	—
*Shree Renuka Sugars, Ltd.	81,000	282,712
Shriram Transport Finance Co., Ltd.	110,106	701,382
*Sicagen India, Ltd.	24,134	3,847
*Sical Logistics, Ltd.	24,134	21,159
Siemens India, Ltd.	66,885	673,106
SKF India, Ltd.	26,925	149,762
Solectron Centum Electronics, Ltd.	2,779	4,571
Solectron EMS India, Ltd.	2,779	1,972
*Sona Koyo Steering Systems, Ltd.	71,516	19,548
Sonata Software, Ltd.	72,784	50,801
South India Bank, Ltd.	153,751	384,135
*Spice Communications, Ltd.	5,567	7,173
SREI Infrastructure Finance, Ltd.	142,460	199,269
SRF, Ltd.	33,988	98,739
State Bank of India, Ltd.	36,274	1,376,305
Sterling Biotech, Ltd.	166,520	389,952
*Sterlite Industries (India), Ltd. ADR	110,900	1,469,425
Sterlite Industries (India), Ltd. Series A	133,272	1,796,660
Sterlite Technologies, Ltd.	30,427	151,006
*Strides Arcolab, Ltd.	16,893	54,195
Subros, Ltd.	30,695	19,840
*Sun Pharma Advanced Research Co., Ltd.	123,600	174,858
Sun Pharmaceuticals Industries, Ltd.	46,470	1,134,346
Sun TV Network, Ltd.	75,061	422,759
Sundaram-Clayton, Ltd.	6,924	21,439
Sundram Fastners, Ltd.	105,224	81,846
Supreme Industries, Ltd.	6,900	44,585
Supreme Petrochem, Ltd.	73,968	43,512
*Suzlon Energy, Ltd.	697,879	1,453,703
Swaraj Engines, Ltd.	10,500	70,408
Syndicate Bank	274,612	476,531
Taj GVK Hotels and Resorts, Ltd.	27,604	71,522
*Tanla Solutions, Ltd.	100,638	120,301
Tata Chemicals, Ltd.	141,685	753,588
#Tata Communications, Ltd. ADR	10,900	222,142
Tata Consultancy Services, Ltd.	261,370	2,874,101
Tata Elxsi, Ltd.	12,000	37,321
Tata Investment Corp., Ltd.	12,815	107,234
*Tata Metaliks, Ltd.	23,524	42,495
*Tata Motors, Ltd.	403,393	3,546,409
#*Tata Motors, Ltd. Sponsored ADR	33,100	349,205
Tata Power Co., Ltd.	59,705	1,623,135
Tata Steel, Ltd.	198,709	1,917,869
Tata Tea, Ltd.	69,735	1,234,744
*Tata Teleservices Maharashtra, Ltd.	489,494	352,331
*Tech Mahindra, Ltd.	72,118	1,280,615
*Teledata Marine Solutions, Ltd.	39,608	28,291
*Teledata Technology Solution	39,608	28,291
Texmaco, Ltd.	79,270	179,594
Thermax, Ltd.	48,870	446,777
Thomas Cook (India), Ltd.	102,590	117,519
*Tinplate Company of India, Ltd.	35,844	44,630
Titan Industries, Ltd.	16,825	429,379

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Torrent Pharmaceuticals, Ltd.	44,919	$201,944
Torrent Power, Ltd.	137,166	633,387
Trent, Ltd.	9,713	104,441
*Triveni Engineering & Industries, Ltd.	168,022	384,595
Tube Investments of India, Ltd.	98,973	121,677
*Tulip Telecom, Ltd.	13,913	291,793
TVS Motor Co., Ltd.	101,084	125,393
UCO Bank	299,000	267,237
Unichem Laboratories, Ltd.	18,017	83,463
Union Bank of India, Ltd.	169,531	827,132
Unitech, Ltd.	315,371	595,152
United Phosphorus, Ltd.	446,585	1,595,846
United Spirits, Ltd.	59,944	1,274,003
Usha Martin, Ltd.	143,845	153,354
*Uttam Galva Steels, Ltd.	53,907	66,449
Vardhman Textiles, Ltd.	26,377	79,918
Varun Shipping Co., Ltd.	91,874	108,998
Vesuvius India, Ltd.	5,903	17,090
Videocon Industries, Ltd.	142,310	540,385
Videsh Sanchar Nigam, Ltd.	46,062	483,522
*Vijaya Bank, Ltd.	154,061	140,624
*Voltas, Ltd.	157,257	472,551
WABCO-TVS (India), Ltd.	6,924	41,538
*Welspun Global Brands, Ltd.	3,685	1,614
*Welspun India, Ltd.	36,850	29,886
*Welspun Investments, Ltd.	1,842	807
Welspun-Gujarat Stahl Rohren, Ltd.	178,079	844,636
Wipro, Ltd.	164,646	1,686,554
Wipro, Ltd. ADR	46,940	681,569
*Wire & Wireless India, Ltd.	90,698	37,604
*Wockhardt, Ltd.	70,880	208,907
Wyeth, Ltd.	13,354	192,619
*Yes Bank, Ltd.	180,501	599,925
Zandu Pharmaceutical Works, Ltd. (The)	325	49,266
Zee Entertainment Enterprises, Ltd.	454,436	1,764,960
Zee News, Ltd.	82,009	70,337
Zensar Technologies, Ltd.	11,384	41,382
Zuari Industries, Ltd.	19,017	109,178
*Zydus Wellness, Ltd.	17,266	43,769

TOTAL INDIA		275,926,630

INDONESIA — (2.3%)
PT Aneka Tambang Tbk	6,204,500	1,375,501
*PT Asahimas Flat Glass Tbk	126,500	21,657
PT Astra Agro Lestari Tbk	318,000	617,883
PT Astra Graphia Tbk	879,000	25,648
PT Astra International Tbk	2,195,000	6,473,689
*PT Bakrie & Brothers Tbk	39,143,250	414,286
*PT Bakrieland Development Tbk	40,544,500	1,448,926
PT Bank Central Asia Tbk	8,604,000	3,264,364
PT Bank Danamon Indonesia Tbk	4,478,818	2,178,164
PT Bank Mandiri Persero Tbk	9,385,000	3,956,254
*PT Bank Pan Indonesia Tbk	13,465,000	975,593
PT Bank Rakyat Indonesia Tbk	4,395,000	3,229,273
PT Berlian Laju Tanker Tbk	6,697,333	560,171
PT Bhakti Investama Tbk	8,600,850	220,508
*PT Bisi International Tbk	1,810,500	353,453
PT Budi Acid Jaya Tbk	2,800,500	67,664
PT Bumi Resources Tbk	18,019,500	5,074,167
*PT Central Proteinaprima Tbk	9,200,000	93,565
*PT Charoen Pokphand Indonesia Tbk	1,972,832	210,265

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Ciputra Development Tbk	1,264,962	$104,396
*PT Ciputra Surya Tbk	2,291,000	143,189
PT Citra Marga Nusaphala Persada Tbk	2,369,000	221,775
*PT Clipan Finance Indonesia Tbk	490,000	10,043
*PT Davomas Adabi Tbk	4,583,000	33,709
*PT Delta Dunia Petronda Tbk	4,235,000	540,891
*PT Energi Mega Persada Tbk	9,127,000	350,001
PT Enseval Putera Megatrading Tbk	1,940,500	169,916
*PT Global Mediacom Tbk	7,936,000	279,554
PT Gudang Garam Tbk	1,029,000	1,458,943
*PT Hanson International Tbk	13,121,500	66,103
*PT Holcim Indonesia Tbk	6,092,500	889,303
*PT Indah Kiat Pulp and Paper Corp. Tbk	2,350,000	428,358
*PT Indo Tambangraya Megah Tbk	190,000	506,748
PT Indocement Tunggal Prakarsa Tbk	1,612,500	1,508,919
PT Indofood Sukses Makmur Tbk	10,975,500	2,512,753
*PT Indosat Tbk	188,500	103,439
*PT Indosat Tbk ADR	16,676	452,753
*PT International Nickel Indonesia Tbk	4,261,000	1,845,784
*PT Intiland Development Tbk	1,077,000	27,128
PT Jasa Marga Tbk	5,132,000	868,528
PT Jaya Real Property Tbk	352,500	24,329
PT Kalbe Farma Tbk	6,458,000	851,723
*PT Kawasan Industry Jababeka Tbk	16,829,000	221,892
*PT Lippo Karawaci Tbk	17,523,750	1,252,728
*PT Matahari Putra Prima Tbk	3,583,400	317,350
PT Mayorah Indah Tbk	680,500	147,271
*PT Medco Energi International Tbk	3,586,500	1,200,371
PT Mitra Adiperkasa Tbk	1,232,500	49,643
*PT Panin Insurance Tbk	3,559,000	84,493
*PT Panin Life Tbk	18,335,500	203,116
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	662,000	460,050
*PT Petrosea Tbk	93,500	96,180
*PT Polychem Indonesia Tbk	2,509,000	26,998
PT Ramayana Lestari Sentosa Tbk	4,405,000	243,990
PT Samudera Indonesia Tbk	117,000	46,509
*PT Semen Gresik Tbk	1,526,500	915,298
*PT Sumalindo Lestari Jaya Tbk	857,000	48,216
*PT Summarecon Agung Tbk	4,136,532	229,175
*PT Suryainti Permata Tbk	3,998,000	55,497
PT Telekomunikasi Indonesia Tbk	1,289,000	1,152,506
PT Telekomunikasi Indonesia Tbk Sponsored ADR	135,996	4,803,379
PT Timah Tbk	4,810,000	1,017,976
PT Trias Sentosa Tbk	2,750,000	51,478
PT Trimegah Sec Tbk	5,343,500	121,137
*PT Truba Alam Manunggal Engineering Tbk	10,900,000	192,195
PT Tunas Ridean Tbk	725,000	128,228
PT Unilever Indonesia Tbk	1,041,500	1,214,453
PT United Tractors Tbk	2,344,166	3,052,428

TOTAL INDONESIA		61,291,873

ISRAEL — (4.0%)
Africa Israel Industries, Ltd.	4,950	280,569
*Africa-Israel Investments, Ltd.	9,815	199,853
*Alvarion, Ltd.	190,369	845,572
*Alvarion, Ltd. ADR	2,700	10,638
*Analyst IMS Investment Management Services, Ltd.	6,498	48,885
*AudioCodes, Ltd.	94,465	204,410
*AudioCodes, Ltd. ADR	8,275	16,716
*Azorim Investment Development & Construction Co., Ltd.	24,339	100,737
*Bank Hapoalim B.M.	2,036,991	6,698,352

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Bank Leumi Le-Israel B.M.	1,812,053	$6,108,568
*Baran Group, Ltd.	10,025	53,920
Bezeq Israeli Telecommunication Corp., Ltd.	1,175,502	2,338,850
Blue Square-Israel, Ltd.	32,009	295,728
Cellcom Israel, Ltd.	47,448	1,337,872
Clal Industries, Ltd.	183,982	885,215
*Clal Insurance Enterprise Holdings, Ltd.	52,933	1,010,190
Dan Vehicle & Transportation	15,780	103,228
*Danya Cebus, Ltd.	14,928	52,802
Delek Automotive Systems, Ltd.	50,310	541,144
*Delta-Galil Industries, Ltd.	15,459	52,951
*Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	50,368
Discount Investment Corp.	40,468	942,556
*Elbit Medical Imaging, Ltd.	8,168	208,182
Elbit Systems, Ltd.	35,891	2,382,046
Electra (Israel), Ltd.	3,389	410,487
*Elron Electronic Industries, Ltd.	31,503	200,478
*First International Bank of Israel, Ltd. (6123804)	117,291	283,255
*First International Bank of Israel, Ltd. (6123815)	50,034	603,688
FMS Enterprises Migun, Ltd.	5,052	174,613
Formula Systems, Ltd.	8,685	69,079
*Formula Vision Technologies, Ltd.	—	—
Frutarom Industries, Ltd.	99,530	774,926
*Hadera Paper, Ltd.	6,439	362,294
*Hamlet (Israel-Canada), Ltd.	11,772	67,805
*Harel Insurance Investments & Finances, Ltd.	20,193	867,838
*Hot Telecommunications Systems	77,757	737,068
IBI Investment House, Ltd.	5,207	44,069
Israel Chemicals, Ltd.	297,230	3,437,259
Israel Discount Bank, Ltd. Series A	1,123,565	1,861,671
*Israel Land Development Co., Ltd. (The)	13,079	42,781
*Israel Petrochemical Enterprises, Ltd.	11,901	31,245
Ituran Location & Control, Ltd.	44,379	446,865
*Jerusalem Oil Exploration, Ltd.	12,019	217,569
*Knafaim Arkia Holdings, Ltd.	5,307	23,530
Koor Industries, Ltd.	17,288	484,377
*Leader Holding & Investments, Ltd.	70,156	38,506
*Magal Security Systems, Ltd.	9,733	45,827
*Magic Software Enterprises, Ltd.	15,706	28,715
Makhteshim-Agan Industries, Ltd.	715,680	3,712,709
*Menorah Mivtachim Holdings, Ltd.	71,419	774,697
*Metalink, Ltd.	4,078	1,793
*Migdal Insurance & Financial Holdings, Ltd.	774,587	1,215,343
*Mivtach Shamir Holdings, Ltd.	13,239	304,617
*Mizrahi Tefahot Bank, Ltd.	363,099	2,681,974
*Naphtha Israel Petroleum Corp.	38,775	141,270
*Neto M.E. Holdings, Ltd.	2,992	112,754
*NICE Systems, Ltd.	8,520	234,059
*NICE Systems, Ltd. Sponsored ADR	124,077	3,397,228
*OCIF Investments and Development, Ltd.	1,386	10,834
Oil Refineries, Ltd.	2,245,072	1,057,729
*Orckit Communications, Ltd.	12,357	45,518
Ormat Industries, Ltd.	228,681	1,987,732
Osem Investment, Ltd.	68,193	823,010
Partner Communications Co., Ltd.	24,379	464,319
Partner Communications Co., Ltd. ADR	58,667	1,106,460
Paz Oil Co., Ltd.	6,301	951,322
*RADVision, Ltd.	31,832	289,907
*Retalix, Ltd.	55,653	509,085
*Scailex Corp., Ltd.	41,807	445,380
*Shikun & Binui, Ltd.	340,303	628,357

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Strauss Group, Ltd.	53,185	$641,771
Super-Sol, Ltd. Series B	240,822	957,449
Teva Pharmaceutical Industries, Ltd.	11,056	590,403
#Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	44,729,110
*Tower Semiconductor, Ltd.	99,533	64,162
*Union Bank of Israel, Ltd.	62,696	252,140
*Urdan Industries, Ltd.	105,816	45,822
*VeriFone Holdings, Inc.	—	1

TOTAL ISRAEL		104,200,252

MALAYSIA — (3.7%)
*Aeon Co. Berhad	152,400	194,684
Affin Holdings Berhad	1,220,300	624,448
*Airasia Berhad	2,046,300	871,187
*Al-’Aqar KPJ REIT Berhad	34,155	9,213
Alliance Financial Group Berhad	1,728,300	1,210,940
*AMBD Berhad	233,633	33,826
AMMB Holdings Berhad	2,920,050	3,316,069
Amway (Malaysia) Holdings Berhad	63,300	131,136
Ancom Berhad	194,800	34,017
Ann Joo Resources Berhad	400,650	269,472
APM Automotive Holdings Berhad	79,800	40,805
*Asas Dunia Berhad	135,000	23,217
*Asia Pacific Land Berhad	531,500	43,725
*Axiata Group Berhad	2,429,325	2,026,376
Bandar Raya Developments Berhad	1,103,100	472,751
Batu Kawan Berhad	254,750	650,596
*Berjaya Corp. Berhad	1,997,900	527,291
Berjaya Land Berhad	692,300	749,911
Berjaya Sports Toto Berhad	490,710	607,626
Bernas Padiberas Nasional Berhad	496,800	270,783
Bimb Holdings Berhad	470,000	141,535
Bolton Properties Berhad	252,900	48,773
Boustead Holdings Berhad	592,800	665,984
British American Tobacco Malaysia Berhad	61,600	812,888
Bumiputra-Commerce Holdings Berhad	1,549,007	4,742,717
Cahya Mata Sarawak Berhad	181,500	77,229
Carlsberg Brewery Malaysia Berhad	165,000	217,459
*CB Industrial Product Holding Berhad	69,800	65,423
Chemical Co. of Malaysia Berhad	111,000	79,818
Choo Bee Metal Industries Berhad	61,200	26,894
*Dialog Group Berhad	1,166,900	387,546
Digi.Com Berhad	144,600	911,208
Dijaya Corp. Berhad	54,000	16,090
DNP Holdings Berhad	286,900	95,964
DRB-Hicom Berhad	1,510,300	476,299
Dreamgate Corp. Berhad	402,000	22,271
Dutch Lady Milk Industries Berhad	24,800	80,215
*Eastern & Oriental Berhad (6468754)	483,733	152,347
Eastern & Oriental Berhad (B19ZLW1)	72,949	22,987
Eastern Pacific Industrial Corp. Berhad	116,400	52,890
ECM Libra Avenue Berhad	718,052	135,028
Encorp Berhad	62,000	16,179
EON Capital Berhad	586,700	803,442
Esso Malaysia Berhad	152,600	95,341
Faber Group Berhad	176,500	52,115
*Fountain View Development Berhad	31,500	1,967
Fraser & Neave Holdings Berhad	151,400	405,573
Gamuda Berhad	2,358,800	2,247,593
General Corp. Berhad	244,600	69,267
Genting Berhad	2,144,000	3,956,839

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Genting Malaysia Berhad	1,862,200	$1,554,262
Genting Plantations Berhad	420,200	673,710
Globetronics Technology Berhad	155,620	34,241
Glomac Berhad	160,000	42,681
*Gold Is Berhad	323,850	111,659
Grand United Holdings Berhad	274,800	67,904
Guiness Anchor Berhad	119,600	210,483
GuocoLand (Malaysia) Berhad	486,500	139,453
*Hai-O Enterprise Berhad	23,300	32,918
Hap Seng Consolidated Berhad	463,500	337,920
Hap Seng Plantations Holdings Berhad	51,000	32,261
Hock Seng Lee Berhad	240,000	61,695
Hong Leong Bank Berhad	527,400	868,482
Hong Leong Financial Group Berhad	428,700	621,339
Hong Leong Industries Berhad	147,800	153,052
*Hovid Berhad	395,000	30,264
Hume Industries (Malaysia) Berhad	99,900	85,634
Hunza Properties Berhad	97,600	39,643
Hwang-DBS (Malaysia) Berhad	123,200	56,722
IGB Corp. Berhad	1,877,000	948,958
IJM Corp. Berhad	1,624,150	2,791,964
*IJM Land Berhad	736,000	334,241
IJM Plantations Berhad	438,900	358,859
*Insas Berhad	358,500	43,821
Integrated Logistics Berhad	176,700	50,086
IOI Corp. Berhad	1,736,510	2,413,782
*Jaks Resources Berhad	327,000	84,464
Jaya Tiasa Holdings Berhad	149,625	76,429
JT International Berhad	48,000	63,009
*K & N Kenanga Holdings Berhad	343,400	68,005
*Karambunai Corp. Berhad	2,658,900	64,172
Keck Seng (Malaysia) Berhad	205,400	217,753
*Kencana Petroleum Berhad	245,500	127,484
KFC Holdings (Malaysia) Berhad	132,300	274,081
Kian Joo Can Factory Berhad	370,080	125,049
Kim Hin Industry Berhad	71,300	19,127
Kim Loong Resources Berhad	152,320	84,225
*Kinsteel Berhad	684,700	187,459
KLCC Property Holdings Berhad	1,033,800	927,722
KNM Group Berhad	7,142,275	1,773,692
Knusford Berhad	37,000	17,977
KPJ Healthcare Berhad	148,500	134,834
KSL Holdings Berhad	226,266	73,246
Kuala Lumpur Kepong Berhad	293,750	1,042,027
Kub Malaysia Berhad	500,900	76,056
Kuchai Development Berhad	140,800	32,763
Kulim Malaysia Berhad	457,200	940,697
*Kumpulan Europlus Berhad	295,800	30,194
*Kumpulan Hartanah Selangor Berhad	460,700	75,850
*Kurnia Asia Berhad	699,300	81,590
Kurnia Setia Berhad	15,000	11,138
Lafarge Malayan Cement Berhad	657,900	1,121,557
*Landmarks Berhad	580,092	232,187
*LBS Bina Group Berhad	400,000	48,823
Leader Universal Holdings Berhad	482,800	105,607
Leong Hup Holdings Berhad	273,600	80,859
Lingkaran Trans Kota Holdings Berhad	556,900	396,673
*Lion Corp Berhad	754,900	103,870
Lion Diversified Holdings Berhad	615,000	103,840
Lion Industries Corp. Berhad	1,072,500	477,773
*MAA Holdings Berhad	269,800	59,377

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Mah Sing Group Berhad	119,300	$62,310
Malayan Banking Berhad	3,348,300	6,178,523
*Malaysia Airports Holdings Berhad	180,300	181,026
Malaysia Building Society Berhad	303,800	84,421
Malaysian Airlines System Berhad	575,333	506,340
Malaysian Bulk Carriers Berhad	486,625	441,996
Malaysian Pacific Industries Berhad	115,500	201,533
*Malaysian Resources Corp. Berhad	2,571,000	1,029,955
Manulife Holdings Berhad	80,100	52,645
*Matrix International Berhad	79,900	9,087
MBM Resources Berhad	188,100	122,866
*Measat Global Berhad	266,000	159,142
Media Prima Berhad	1,056,700	461,384
Mega First Corp. Berhad	145,000	41,979
*MEMS Technology Berhad	397,000	14,663
Metro Kajang Holdings Berhad	31,300	9,674
MISC Berhad	905,300	2,263,224
*MK Land Holdings Berhad	883,100	102,676
MMC Corp. Berhad	1,882,900	1,298,805
MNRB Holdings Berhad	146,300	135,456
MTD ACPI Engineering Berhad	166,600	31,493
Muhibbah Engineering Berhad	1,077,300	458,910
*Mulpha International Berhad	1,834,800	283,938
Naim Holdings Berhad	105,600	65,941
NCB Holdings Berhad	89,000	71,766
Nestle (Malaysia) Berhad	63,800	579,848
New Straits Times Press (Malaysia) Berhad	139,200	58,464
Notion VTEC Berhad	556,800	45,823
NTPM Holdings Berhad	459,300	65,258
Nylex (Malaysia) Berhad	133,300	25,740
OKS Property Holdings Berhad	87,430	14,009
Oriental Holdings Berhad	351,700	518,770
OSK Holdings Berhad	793,866	324,655
*OSK Ventures Interantional Berhad	11,000	2,070
P.I.E. Industrial Berhad	54,600	62,573
*Pan Malaysia Cement Works Berhad	639,000	25,369
Panasonic Manufacturing Malaysia Berhad	42,000	146,501
Paramount Corp. Berhad	51,000	34,011
Parkson Holdings Berhad	403,250	617,553
PBA Holdings Berhad	172,500	46,042
Pelikan International Corp. Berhad	261,240	110,504
Petronas Dagangan Berhad	194,600	472,316
Petronas Gas Berhad	315,000	875,963
PJ Development Holdings Berhad	440,000	81,173
Plus Expressways Berhad	723,600	673,564
Pos Malaysia Berhad	643,000	426,907
PPB Group Berhad	540,300	2,255,725
Protasco Berhad	260,000	60,821
Proton Holdings Berhad	596,000	460,611
Puncak Niaga Holdings Berhad	224,960	204,241
QL Resources Berhad	291,600	266,621
*Ramunia Holdings Berhad	312,996	53,783
Ranhill Berhad	380,700	105,961
RHB Capital Berhad	705,900	921,153
*Salcon Berhad	220,600	33,461
*SapuraCrest Petroleum Berhad	751,100	353,829
Sarawak Energy Berhad	850,400	519,095
Sarawak Oil Palms Berhad	125,060	84,076
Scientex, Inc. Berhad	120,564	41,118
Scomi Group Berhad	2,283,200	437,446
Selangor Dredging Berhad	366,400	57,712

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Shangri-La Hotels (Malaysia) Berhad	297,200	$145,162
Shell Refining Co. Federation of Malaysia Berhad	209,700	624,967
SHL Consolidated Berhad	202,800	62,179
Sime Darby Berhad	1,452,020	3,399,360
SP Setia Berhad	1,001,900	1,262,246
Star Publications (Malaysia) Berhad	645,200	578,553
Subur Tiasa Holdings Berhad	118,860	76,410
*Sunrise Berhad	324,428	173,109
Sunway City Berhad	474,500	409,313
Sunway Holdings Berhad	669,400	264,265
Supermax Corp. Berhad	307,500	218,239
Suria Capital Holdings Berhad	198,450	73,206
Symphony House Berhad	103,689	8,094
Ta Ann Holdings Berhad	235,120	319,043
TA Enterprise Berhad	2,159,900	667,317
*Talam Corp. Berhad	2,102,700	56,685
Tamco Corp. Holdings Berhad	9,740	207
Tan Chong Motor Holdings Berhad	756,900	397,329
TDM Berhad	188,700	86,750
*Tebrau Teguh Berhad	526,100	123,190
Telekom Malaysia Berhad	739,400	627,510
Tenaga Nasional Berhad	828,025	1,915,416
Thong Guan Industries Berhad	61,800	12,075
*Time Dotcom Berhad	2,402,000	275,924
*Titan Chemicals Corp. Berhad	90,000	27,103
Top Glove Corp. Berhad	358,540	702,159
Tradewinds (Malaysia) Berhad	175,700	146,845
*Tradewinds Corp. Berhad	503,600	101,451
TRC Synergy Berhad	160,080	62,529
UAC Berhad	22,764	18,997
Uchi Technologies Berhad	313,300	120,007
*UEM Land Holdings Berhad	617,250	301,399
UMW Holdings Berhad	748,400	1,316,202
Unico-Desa Plantations Berhad	924,193	192,876
*Unisem (M) Berhad	464,600	218,983
United Malacca Rubber Estates Berhad	103,100	241,456
United Plantations Berhad	97,400	350,870
United U-Li Corp. Berhad	155,100	16,955
Utusan Melayu (Malaysia) Berhad	50,400	12,156
VS Industry Berhad	167,208	65,519
Wah Seong Corp. Berhad	601,325	348,104
*WCT Berhad	708,300	542,654
*WTK Holdings Berhad	525,750	192,468
*YTL Cement Berhad	11,000	14,408
YTL Corp. Berhad	891,700	1,833,797
YTL e-Solutions Berhad	713,500	116,316
YTL Power International Berhad	1,673,754	1,035,897
Yu Neh Huat Berhad	895,476	459,915
Zelan Berhad	483,600	133,073

TOTAL MALAYSIA		96,104,804

MEXICO — (4.9%)
#Alfa S.A.B. de C.V. Series A	558,540	2,121,429
#*Alsea de Mexico S.A.B. de C.V.	502,400	294,008
America Movil S.A.B. de C.V. Series L	1,252,512	2,692,962
America Movil S.A.B. de C.V. Series L ADR	359,075	15,443,816
#*Axtel S.A.B. de C.V.	1,129,910	610,762
#Banco Compartamos S.A. de C.V.	359,920	1,190,741
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	369,200	1,474,396
#*Carso Infraestructura y Construccion S.A.B. de CV	1,749,670	870,265
#*Cementos de Mexico S.A.B de C.V. Series B	171,224	161,126

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Cemex S.A.B. de C.V. Sponsored ADR	1,159,680	$10,889,396
#Cia Minera Autlan S.A.B. de C.V.	121,600	240,457
Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	185,843
#Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	1,864,632
#*Consorcio ARA S.A.B. de C.V.	1,613,300	824,421
#*Corporacion GEO S.A.B. de C.V. Series B	980,600	2,093,491
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	99,765
Corporacion Moctezuma S.A.B. de C.V.	226,900	479,085
#*Desarrolladora Homex S.A.B. de C.V.	326,400	1,911,846
*Desarrolladora Homex S.A.B. de C.V. ADR	900	31,707
*Dine S.A.B. de C.V.	7,300	3,482
Embotelladora Arca S.A.B. de C.V.	948,429	2,344,326
#*Empresas ICA S.A.B. de C.V.	292,950	538,705
*Empresas ICA S.A.B. de C.V. Sponsored ADR	146,967	1,090,495
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	230,240	8,887,264
*GMD Resorts S.A.B. de C.V.	13,000	4,380
*Gruma S.A.B. de C.V. Series B	196,562	287,202
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	577,703
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	68,920	1,923,557
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	2,004,070
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	763,336
#Grupo Carso S.A.B. de C.V. Series A-1	874,200	2,845,832
Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	519,612
Grupo Continental S.A.B. de C.V.	481,180	983,561
#Grupo Elektra S.A. de C.V.	101,856	5,226,742
*Grupo FAMSA S.A.B. de C.V.	56,534	75,070
Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	6,433,275
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	688,084	1,900,318
Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	2,536,454
Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	25,598
*Grupo Industrial Saltillo S.A.B. de C.V.	58,600	11,535
*Grupo Iusacell S.A.B. de C.V.	12,583	42,558
*Grupo Kuo S.A.B. de C.V. Series B	191,500	114,532
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	5,364
Grupo Mexico S.A.B. de C.V. Series B	6,232,420	8,870,429
#*Grupo Modelo S.A.B. de C.V. Series C	397,000	1,552,655
#*Grupo Simec S.A. de C.V.	218,700	518,231
Grupo Televisa S.A. de C.V.	191,500	692,265
Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	6,449,266
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	952,087	771,242
Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	50,750
*Industrias CH S.A.B. de C.V. Series B	461,160	1,623,434
Industrias Penoles S.A.B. de C.V.	115,915	1,842,846
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	2,182,262
#Mexichem S.A.B.de C.V.	1,446,840	1,924,519
#*Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	5,051,837
#*Promotora y Operadora de Infraestructura S.A. de C.V.	224,580	399,548
Telefonos de Mexico S.A.B. de C.V.	105,800	84,182
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	201,625	3,187,691
Telmex Internacional S.A.B. de C.V.	105,800	67,041
Telmex Internacional S.A.B. de C.V. ADR	225,025	2,826,314
#TV Azteca S.A.B. de C.V. Series A	2,549,180	1,082,663
*Urbi, Desarrollos Urbanos, S.A.B. de C.V.	999,700	1,728,605
*Verzatec S.A.B. de C.V.	35,000	22,522
#*Vitro S.A.B. de C.V.	193,764	86,548
#Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	5,083,245

TOTAL MEXICO		128,723,214

PHILIPPINES — (0.6%)
A. Soriano Corp.	818,000	39,797
Aboitiz Equity Ventures, Inc.	2,807,000	402,355

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Aboitiz Power Corp.	1,590,000	$184,975
Ayala Corp. Series A	205,273	1,279,365
Ayala Land, Inc.	5,226,220	987,464
Banco de Oro Unibank, Inc.	945,460	688,220
Bank of the Philippine Islands	852,519	803,947
*Belle Corp.	4,248,000	104,101
*Benpres Holdings Corp.	4,725,000	304,317
China Banking Corp.	4,930	35,354
*Digital Telecommunications Phils., Inc.	4,100,000	124,366
DMCI Holdings, Inc.	1,078,000	165,798
EEI Corp.	1,122,000	53,583
*Empire East Land Holdings, Inc.	4,900,000	47,845
*Energy Development Corp.	1,920,000	179,369
*Filinvest Development Corp.	863,000	40,522
Filinvest Land, Inc.	25,289,687	514,243
*First Philippines Holdings Corp.	470,900	386,269
International Container Terminal Services, Inc.	1,553,800	580,863
*Jollibee Food Corp.	554,915	582,685
*Lepanto Consolidated Mining Co. Series B	8,742,857	47,187
*Manila Water Co, Inc.	1,468,400	488,260
Megaworld Corp.	17,584,600	503,820
Metro Bank & Trust Co.	1,012,700	818,624
*Metro Pacific Corp. Series A	225,000	9,734
*Paxys, Inc.	478,800	27,333
*Philex Mining Corp.	770,250	124,812
Philippine Long Distance Telephone Co.	9,640	507,822
Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,017,261
*Philippine National Bank	245,800	118,453
Pilipino Telephone Corp.	2,404,000	434,747
*Rizal Commercial Banking Corp.	458,919	159,895
Robinson’s Land Corp. Series B	1,421,000	268,695
Security Bank Corp.	162,600	143,600
Semirara Mining Corp.	180,600	148,064
Shang Properties, Inc.	174,286	4,999
SM Development Corp.	978,120	73,173
SM Investments Corp.	124,870	856,408
SM Prime Holdings, Inc.	726	146
Union Bank of the Philippines	78,600	44,269
Universal Robina Corp.	72,000	13,340
*Vista Land & Lifescapes, Inc.	5,170,000	268,362

TOTAL PHILIPPINES		14,584,442

POLAND — (1.7%)
Agora SA	117,268	746,232
*Amica Wronki SA	6,831	26,384
Apator SA	24,049	157,866
Asseco Poland SA	90,912	1,871,748
*Bank Handlowy w Warszawie SA	40,000	809,304
*Bank Millennium SA	558,281	785,119
*Bank Pekao SA	80,129	4,001,770
*Bank Przemyslowo Handlowy BPH SA	16,918	299,767
*Bank Zackodni WBK SA	28,253	1,250,709
*Barlinek SA	15,447	21,864
*Bioton SA	3,510,344	362,625
*Boryszew SA	35,796	35,397
*BRE Bank SA	11,542	763,308
Budimex SA	16,560	399,676
*Cersanit-Krasnystaw SA	130,762	559,988
*Ciech SA	19,452	223,764
Debica SA	7,882	170,803
*Decora SA	5,510	32,710

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Dom Development SA	1,173	$14,521
*Echo Investment SA	598,772	742,694
Elektrobudowa SA	2,716	151,139
*Elstar Oils SA	31,097	70,207
Emperia Holding SA	37	780
Eurocash SA	72,654	307,023
*Fabryki Mebli Forte SA	20,079	78,634
*Farmacol SA	34,487	438,789
*Getin Holdings SA	549,924	1,373,861
Grupa Kety SA	19,284	564,891
*Grupa Lotos SA	126,974	1,012,270
Impexmetal SA	174,925	108,420
*KGHM Polska Miedz SA	202,966	6,036,765
*Koelner SA	8,603	36,632
Kredyt Bank SA	88,369	249,643
*Kroscienskie Huty Szkla Krosno SA	13,892	1,337
*LPP SA	664	330,571
*MNI SA	43,384	61,146
*Mondi Packaging Paper Swiecie SA	18,425	291,744
Mostostal Siedlce SA	813,392	1,091,590
*Mostostal Warszawa SA	10,158	233,779
*Mostostal Zabrze Holding SA	134,151	276,502
*Multimedia Polska SA	94,331	246,549
*Netia Holdings SA	343,589	484,228
*NG2 SA	19,820	306,382
*Noble Bank SA	63,606	93,483
Orbis SA	55,651	832,350
*PBG SA	9,148	710,452
*Pekaes SA	19,118	65,503
*Pfleiderer Grajewo SA	55,729	198,659
*Polnord SA	13,708	163,403
*Polska Grupa Farmaceutyczna SA	12,886	163,838
Polski Koncern Naftowy Orlen SA	515,384	5,046,445
Polskie Gornictwo Naftowe I Gazownictwo SA	916,334	1,400,269
Powszechna Kasa Oszczednosci Bank Polski SA	325,953	3,726,177
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	414,447
*Raciborska Fabryka Kotlow SA	61,088	218,174
Sniezka SA	9,541	99,958
*Stalexport SA	146,026	79,277
*Sygnity SA	30,293	185,079
*Synthos SA	1,401,209	573,221
Telekomunikacja Polska SA	474,790	2,431,149
TVN SA	155,325	720,756
*Vistula Group SA	81,530	72,181
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	485,898
Zaklady Azotowe Pulawy SA	14,551	412,256
Zaklady Tluszcowe Kruszwica SA	5,218	96,018
Zelmer SA	9,605	102,215

TOTAL POLAND		45,320,339

SINGAPORE — (0.0%)
*Genting Singapore P.L.C.	124,600	73,153

SOUTH AFRICA — (9.1%)
ABSA Group, Ltd.	340,644	5,171,753
Adcock Ingram Holdings, Ltd.	207,101	1,226,218
Adcorp Holdings, Ltd.	105,072	334,641
Advtech, Ltd.	523,705	305,438
Aeci, Ltd.	259,550	1,769,706
Afgri, Ltd.	1,067,859	685,201
African Bank Investments, Ltd.	1,324,541	5,052,440

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
African Oxygen, Ltd.	294,551	$735,342
African Rainbow Minerals, Ltd.	187,751	3,170,914
Allied Electronics Corp., Ltd.	103,490	364,105
Allied Technologies, Ltd.	77,718	610,027
Anglo American Platinum Corp., Ltd.	32,919	2,360,678
AngloGold Ashanti, Ltd.	6,997	267,522
AngloGold Ashanti, Ltd. Sponsored ADR	125,447	4,917,522
ArcelorMittal South Africa, Ltd.	291,128	3,743,016
Argent Industrial, Ltd.	135,199	130,387
*Argility, Ltd.	17,507	—
*Aspen Pharmacare Holdings, Ltd.	255,512	1,961,507
AST Group, Ltd.	433,194	36,634
Astral Foods, Ltd.	82,268	1,133,076
Aveng, Ltd.	767,495	3,638,075
AVI, Ltd.	843,330	2,058,531
*Avusa, Ltd.	127,671	328,251
Barloworld, Ltd.	332,545	1,930,590
*Bell Equipment, Ltd.	121,325	124,964
Bidvest Group, Ltd.	266,720	3,703,244
Capitec Bank Holdings, Ltd.	50,690	315,428
Cashbuild, Ltd.	34,379	306,689
#Caxton & CTP Publishers & Printers, Ltd.	348,066	500,459
Ceramic Industries, Ltd.	9,393	96,931
*Cipla Medpro South Africa, Ltd.	602,857	303,616
City Lodge Hotels, Ltd.	59,096	537,394
Clicks Group, Ltd.	473,371	1,192,865
*Data Tec, Ltd.	209,292	581,948
Datacentrix Holdings, Ltd.	81,947	45,854
Delta EMD, Ltd.	28,740	33,293
Dimension Data Holdings P.L.C.	1,349,445	1,367,467
Discovery Holdings, Ltd.	436,975	1,541,433
Distell Group, Ltd.	101,972	836,247
*Distribution & Warehousing Network, Ltd.	148,918	124,380
*Dorbyl, Ltd.	16,666	7,626
Durban Roodeport Deep, Ltd.	897,668	672,758
*ElementOne, Ltd.	90,000	123,119
*Eqstra Holdings, Ltd.	143,595	122,705
Exxaro Resources, Ltd.	221,163	2,330,869
Famous Brands, Ltd.	63,448	159,069
FirstRand, Ltd.	2,825,542	5,477,783
Foschini, Ltd.	352,444	2,671,581
Freeworld Coatings, Ltd.	267,450	273,083
Gold Fields, Ltd.	64,532	774,876
Gold Fields, Ltd. Sponsored ADR	755,800	9,114,948
*Gold One International, Ltd.	142,630	38,231
Gold Reef Resorts, Ltd.	225,079	499,629
Grindrod, Ltd.	826,444	1,637,555
Group Five, Ltd.	211,890	952,695
*Harmony Gold Mining Co., Ltd.	159,622	1,470,358
*Harmony Gold Mining Co., Ltd. Sponsored ADR	269,500	2,495,570
Highveld Steel & Vanadilum Corp., Ltd.	26,223	229,489
Hudaco Industries, Ltd.	65,476	483,077
Hulamin, Ltd.	120,469	210,437
Iliad Africa, Ltd.	307,946	301,300
Illovo Sugar, Ltd.	283,714	1,120,967
Impala Platinum Holdings, Ltd.	418,209	10,083,778
Imperial Holdings, Ltd.	393,125	3,430,791
Investec, Ltd.	382,723	2,676,350
JD Group, Ltd.	446,058	2,705,381
JSE, Ltd.	172,451	1,341,525
*Kap International Holdings, Ltd.	308,543	57,915

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Kumba Iron Ore, Ltd.	49,041	$1,297,313
Lewis Group, Ltd.	209,970	1,379,073
Liberty Holdings, Ltd.	197,417	1,521,645
Massmart Holdings, Ltd.	196,552	1,920,796
Medi-Clinic Corp., Ltd.	591,479	1,632,991
*Merafe Resources, Ltd.	3,359,356	498,479
*Metair Investments, Ltd.	257,122	128,046
*Metorex, Ltd.	429,924	180,425
Metropolitan Holdings, Ltd.	1,360,791	2,249,014
#Mondi, Ltd.	336,808	1,534,785
Mr. Price Group, Ltd.	311,970	1,227,349
MTN Group, Ltd.	1,041,866	17,148,048
Murray & Roberts Holdings, Ltd.	349,513	2,147,554
Mustek, Ltd.	68,947	14,989
Mvelaphanda Group, Ltd.	465,492	284,351
Nampak, Ltd.	1,385,311	2,726,140
Naspers, Ltd. Series N	378,717	11,306,113
Nedbank Group, Ltd.	348,671	4,816,306
Network Healthcare Holdings, Ltd.	1,169,235	1,595,832
Northam Platinum, Ltd.	228,318	1,089,546
Nu-World Holdings, Ltd.	23,372	44,993
Oceana Group, Ltd.	75,475	242,771
Omnia Holdings, Ltd.	121,766	875,920
Palabora Mining Co., Ltd.	46,214	428,204
Peregrine Holdings, Ltd.	483,632	547,679
Pick’n Pay Stores, Ltd.	226,244	1,042,197
Pretoria Portland Cement Co., Ltd.	503,177	1,857,871
PSG Group, Ltd.	141,475	339,841
Rainbow Chicken, Ltd.	55,781	116,680
Raubex Group, Ltd.	185,202	595,485
Reunert, Ltd.	292,337	1,755,850
Sanlam, Ltd.	3,530,404	8,992,175
Santam, Ltd.	81,470	949,096
Sappi, Ltd.	220,024	707,692
Sappi, Ltd. Sponsored ADR	365,062	1,179,150
Sasol, Ltd.	1,232	43,760
Sasol, Ltd. Sponsored ADR	466,600	16,666,952
*SecureData Holdings, Ltd.	201,602	12,990
Sentula Mining, Ltd.	197,644	101,119
Shoprite Holdings, Ltd.	441,820	3,241,778
*Simmer & Jack Mines, Ltd.	1,164,045	334,856
Spar Group, Ltd. (The)	223,559	1,722,765
Spur Corp., Ltd.	214,190	253,043
Standard Bank Group, Ltd.	1,207,837	14,528,112
Steinhoff International Holdings, Ltd.	2,268,829	4,461,614
Sun International, Ltd.	141,845	1,543,444
*Super Group, Ltd.	138,600	13,047
#Telkom South Africa, Ltd.	213,765	1,064,427
Telkom South Africa, Ltd. Sponsored ADR	24,334	478,893
Tiger Brands, Ltd.	157,638	3,177,293
*Tiger Wheels, Ltd.	43,837	—
Tongaat-Hulett, Ltd.	120,742	1,530,840
*Trans Hex Group, Ltd.	75,891	34,229
Trencor, Ltd.	292,978	770,655
Truworths International, Ltd.	429,292	2,192,323
UCS Group, Ltd.	175,071	40,554
Value Group, Ltd.	95,008	34,281
*Vodacom Group Pty, Ltd.	213,765	1,613,653
*Wesizwe Platinum, Ltd.	390,905	118,643
Wilson Bayly Holme-Ovcon, Ltd.	67,454	978,778

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Woolworths Holdings, Ltd.	1,324,745	$2,664,061

TOTAL SOUTH AFRICA		237,003,760

SOUTH KOREA — (10.7%)
Aekyung Petrochemical Co., Ltd.	5,250	73,212
#Amorepacific Corp.	1,742	954,196
*Artone Paper Manufacturing Co., Ltd.	2,365	12,514
Asia Cement Manufacturing Co., Ltd.	4,030	175,685
*Asia Paper Manufacturing Co., Ltd.	3,740	39,193
*Asiana Airlines, Inc.	141,190	459,908
*Bing Grae Co., Ltd.	8,660	308,620
*BNG Steel Co., Ltd.	5,660	32,370
Boo Kook Securities Co., Ltd.	4,620	95,476
Boryung Pharmaceutical Co., Ltd.	1,374	37,977
#Bu Kwang Pharmaceutical Co., Ltd.	14,098	173,574
Busan Bank	225,180	2,137,667
BYC Co., Ltd.	190	20,259
Byuck San Corp.	2,700	18,613
*Byuck San Engineering and Construction Co., Ltd.	10,240	27,291
*Capro Corp.	28,740	163,147
#*Celrun Co., Ltd.	24,050	61,128
Cheil Industrial, Inc.	52,680	2,038,236
Cheil Worldwide, Inc.	3,884	853,696
*Chin Hung International, Inc.	39,820	38,909
*Cho Kwang Leather Co., Ltd.	6,000	34,551
*Choil Aluminum Manufacturing Co., Ltd.	3,320	16,096
Chong Kun Dang Pharmaceutical Corp.	15,254	241,752
*Choongwae Holdings Co., Ltd.	1,206	8,283
Choongwae Pharmaceutical Corp.	7,738	98,691
Chosun Refractories Co., Ltd.	1,980	89,332
Chungho Comnet Co., Ltd.	2,520	24,574
#CJ CGV Co., Ltd.	18,250	303,447
CJ Cheiljedang Corp.	9,208	1,317,710
#CJ Corp.	20,328	832,530
*Cosmochemical Co., Ltd.	4,900	27,545
Crown Confectionery Co., Ltd.	470	22,037
*Dae Chang Industrial Co., Ltd.	37,100	21,687
Dae Dong Industrial Co., Ltd.	2,250	47,579
Dae Hyun Co., Ltd.	27,280	19,627
#*Dae Sang Corp.	26,187	148,708
Dae Won Kang Up Co., Ltd.	25,600	36,542
#Daeduck Electronics Co., Ltd.	51,520	163,537
Daeduck Industries Co., Ltd.	15,230	110,182
Daegu Bank Co., Ltd.	210,140	2,394,474
Daehan City Gas Co., Ltd.	4,970	115,204
*Daehan Fire & Marine Insurance Co., Ltd.	19,730	143,945
Daehan Flour Mills Co., Ltd.	1,371	143,864
Daehan Steel Co., Ltd.	16,640	198,230
Daehan Synthetic Fiber Co., Ltd.	520	29,175
Daekyo Co., Ltd.	66,110	314,775
*Daekyung Machinery & Engineering Co., Ltd.	11,100	31,819
Daelim Industrial Co., Ltd.	39,202	2,161,804
Daelim Trading Co., Ltd.	3,405	12,969
Daesung Industrial Co., Ltd.	2,218	126,153
*Daewon Cable Co., Ltd.	3,980	17,565
Daewon Pharmaceutical Co., Ltd.	10,340	38,732
#Daewoo Engineering & Construction Co., Ltd.	195,195	2,062,503
#Daewoo International Corp.	35,143	743,236
*Daewoo Motor Sales Corp.	56,448	393,439
#Daewoo Securities Co., Ltd.	136,120	2,599,761
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	68,740	1,220,146

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Daewoong Co., Ltd.	2,750	$52,778
#Daewoong Pharmaceutical Co., Ltd.	5,454	257,255
Dahaam E-Tec Co., Ltd.	1,420	33,381
Daishin Securities Co., Ltd.	77,350	1,119,452
#*Daiyang Metal Co., Ltd.	17,130	28,530
#Daou Technology, Inc.	49,520	331,094
Digital Power Communications Co., Ltd.	30,360	45,889
Dong Ah Tire Industrial Co., Ltd.	5,410	34,921
Dong Bu Insurance Co., Ltd.	45,320	1,154,551
Dong-A Pharmaceutical Co., Ltd.	6,022	451,352
Dongbang Agro Co., Ltd.	8,450	44,197
Dongbang Transport Logistics Co., Ltd.	8,400	15,711
Dongbu Corp.	11,110	80,334
*Dongbu HiTek Co., Ltd.	34,668	248,423
*Dongbu Securities Co., Ltd.	37,101	248,403
#Dongbu Steel Co., Ltd.	22,080	169,961
Dong-Il Corp.	526	21,365
Dongil Paper Manufacturing Co., Ltd.	26,200	24,593
*Dongkook Industrial Co., Ltd.	8,860	11,588
Dongkuk Steel Mill Co., Ltd.	54,450	1,402,332
Dongwha Pharm Co., Ltd.	33,055	229,465
Dongwon F&B Co., Ltd.	1,340	42,449
Dongwon Industries Co., Ltd.	1,963	171,470
#Dongwon Systems Corp.	117,380	136,354
Dongyang Engineering & Construction Corp.	1,620	25,034
#Dongyang Mechatronics Corp.	35,609	109,760
#Doosan Construction & Engineering Co., Ltd.	49,350	283,808
#Doosan Corp.	5,756	416,337
#Doosan Heavy Industries & Construction Co., Ltd.	17,168	977,870
Doosan Infracore Co., Ltd.	58,010	768,051
DPI Co., Ltd.	7,711	36,038
*DuzonBIzon Co., Ltd.	17,060	13,172
#E1 Corp.	4,869	313,694
*Eagon Industrial Co., Ltd.	2,210	26,937
e-Starco Co., Ltd.	25,580	21,534
F&F Co., Ltd.	6,240	18,686
#*First Fire & Marine Insurance Co., Ltd.	15,260	92,443
#*Firstech Co., Ltd.	7,616	11,663
*Foosung Co., Ltd.	11,953	37,754
Fursys, Inc.	11,420	238,552
Gaon Cable Co., Ltd.	2,610	65,773
#GIIR, Inc.	13,310	139,583
Global & Yuasa Battery Co., Ltd.	13,750	275,974
Glovis Co., Ltd.	5,192	325,460
#Green Cross Corp.	2,552	270,504
Green Cross Holdings Corp.	1,770	125,170
#*Green Non-Life Insurance Co., Ltd.	6,985	33,966
GS Engineering & Construction Corp.	28,721	2,043,594
GS Holdings Corp.	68,300	1,828,164
Gwangju Shinsegae Co., Ltd.	922	92,804
#Halla Climate Control Corp.	58,300	473,594
#*Halla Engineering & Construction Corp.	4,270	88,350
*Han All Pharmaceutical Co., Ltd.	15,710	70,143
Han Kuk Carbon Co., Ltd.	30,740	222,195
#Han Yang Securities Co., Ltd.	15,770	161,683
Hana Financial Group, Inc.	174,044	4,923,195
Handok Pharmaceuticals Co., Ltd.	2,270	25,289
#Handsome Corp.	30,514	293,868
#Hanil Cement Manufacturing Co., Ltd.	9,123	559,570
Hanil Construction Co., Ltd.	6,956	33,130
Hanil E-Wha Co., Ltd.	14,390	31,393

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Hanjin Heavy Industries & Construction Co., Ltd.	40,400	$1,023,847
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	19,395	263,027
#Hanjin Shipping Co., Ltd.	80,036	1,365,154
#Hanjin Transportation Co., Ltd.	14,230	372,934
Hankook Cosmetics Co., Ltd.	16,530	44,940
Hankook Shell Oil Co., Ltd.	470	34,077
Hankook Tire Manufacturing Co., Ltd.	105,620	1,692,327
#Hankuk Electric Glass Co., Ltd.	7,490	152,386
Hankuk Glass Industries, Inc.	3,640	64,578
#Hankuk Paper Manufacturing Co., Ltd.	5,240	177,458
#Hanmi Pharm Co., Ltd.	4,908	459,090
*Hansae Co., Ltd.	12,022	65,777
Hansae Yes24 Holdings Co., Ltd.	4,007	9,772
Hanshin Construction Co., Ltd.	4,960	71,274
Hansol Chemical Co., Ltd.	5,000	39,523
#Hansol CSN Co., Ltd.	27,060	30,010
Hansol LCD, Inc.	4,880	96,347
#*Hansol Paper Co., Ltd.	50,930	480,251
#Hanssem Co., Ltd.	19,200	126,161
Hanwha Chemical Corp.	123,692	1,416,736
Hanwha Corp.	32,310	1,034,960
#*Hanwha Non-Life Insurance Co., Ltd.	19,676	179,636
Hanwha Securities Co., Ltd.	60,369	555,195
Hanwha Timeworld Co., Ltd.	2,210	22,856
Heung-A Shipping Co., Ltd.	48,168	33,987
*HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	87,866
Hite Brewery Co., Ltd.	3,638	506,068
#Hite Holdings Co., Ltd.	8,984	280,945
#*HMC Investment Securities Co., Ltd.	23,610	506,945
#Honam Petrochemical Corp.	19,580	1,471,594
Hotel Shilla Co., Ltd.	50,450	697,364
*HS R&A Co., Ltd.	2,540	14,958
Huchems Fine Chemical Corp.	11,720	289,478
*Huneed Technologies	3,778	20,519
#Husteel Co., Ltd.	7,050	114,032
Hwa Sung Industrial Co., Ltd.	4,820	23,725
Hwacheon Machine Tool Co., Ltd.	1,740	42,309
Hwashin Co., Ltd.	12,790	26,093
*Hynix Semiconductor, Inc.	351,331	5,025,746
#Hyosung T & C Co., Ltd.	32,142	2,258,727
*Hyundai Cement Co., Ltd.	2,340	26,133
#*Hyundai Corp.	6,810	78,537
#Hyundai Department Store Co., Ltd.	17,750	1,458,135
#Hyundai Development Co.	56,929	2,009,749
#Hyundai DSF Co., Ltd.	5,140	37,595
#*Hyundai Elevator Co., Ltd.	3,535	179,102
#Hyundai Engineering & Construction Co., Ltd.	17,960	923,654
#Hyundai H & S Co., Ltd.	7,131	420,622
#Hyundai Heavy Industries Co., Ltd.	11,322	1,977,388
#Hyundai Hysco	54,130	617,772
#Hyundai Marine & Fire Insurance Co., Ltd.	65,580	1,023,550
#Hyundai Merchant Marine Co., Ltd.	93,891	2,031,847
#Hyundai Mipo Dockyard Co., Ltd.	14,255	1,575,599
Hyundai Mobis	38,601	4,065,238
Hyundai Motor Co., Ltd.	92,301	6,611,038
Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	26,555
*Hyundai Securities Co., Ltd.	187,743	2,697,200
Hyundai Steel Co.	65,560	3,822,401
*IB Sports, Inc.	5,200	9,391
*IHQ, Inc.	8,010	10,747
Il Dong Pharmaceutical Co., Ltd.	3,854	93,712

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Il Yang Pharmaceutical Co., Ltd.	8,053	$214,948
Iljin Diamond Co., Ltd.	1,017	10,662
#*Iljin Electric Co., Ltd.	17,684	143,653
*Iljin Holdings Co., Ltd.	16,273	52,332
Ilsung Pharmaceutical Co., Ltd.	2,088	115,424
#*Industrial Bank of Korea	136,340	1,559,412
InziControls Co., Ltd.	4,010	13,028
IS Dongseo Co., Ltd.	14,080	84,501
#ISU Chemical Co., Ltd.	9,330	114,208
#Jahwa Electronics Co., Ltd.	14,120	86,763
*Jeil Mutual Savings Bank	3,200	14,951
Jeil Pharmaceutical Co.	12,570	93,778
#Jeonbuk Bank, Ltd.	56,026	308,094
*Jinheung Mutual Savings Bank Co., Ltd.	12,577	43,527
#*Joongang Construction Co., Ltd.	2,430	12,367
K.C. Tech Co., Ltd.	12,007	36,132
#Kangwon Land, Inc.	81,870	1,085,430
*KB Financial Group, Inc.	11,530	498,488
*KB Financial Group, Inc. ADR	206,311	8,852,805
KCC Corp.	6,249	1,755,717
*KCO Energy, Inc.	56,350	60,824
KCTC	1,450	15,989
#*Keangnam Enterprises, Ltd.	16,335	164,922
*KEC Corp.	16,042	7,431
KEC Holdings Co., Ltd.	5,347	3,782
Keyang Electric Machinery Co., Ltd.	15,560	28,520
#KG Chemical Corp.	4,650	31,229
#*Kia Motors Corp.	263,080	3,282,119
*KIC, Ltd.	4,800	27,762
#KISCO Corp.	6,158	252,587
#KISWIRE, Ltd.	11,440	389,152
*Koas Well Co., Ltd.	12,000	10,973
#*Kolon Engineering & Construction Co., Ltd.	24,000	140,357
Kolon Industries, Inc.	19,056	627,995
Korea Cast Iron Pipe Co., Ltd.	9,870	34,156
*Korea Circuit Co., Ltd.	3,970	8,297
Korea Cottrell Co., Ltd.	17,020	172,059
*Korea Development Co., Ltd.	6,380	30,156
Korea Development Leasing Corp.	3,890	95,959
*Korea Electric Power Corp.	34,920	940,518
*Korea Electric Power Corp. Sponsored ADR	140,703	1,881,199
Korea Electric Terminal Co., Ltd.	7,750	115,631
Korea Exchange Bank	271,479	2,623,426
Korea Export Packing Industries Co., Ltd.	4,160	44,864
*Korea Express Co., Ltd.	5,466	333,128
*Korea Flange Co., Ltd.	2,740	30,276
Korea Gas Corp.	18,338	775,447
*Korea Green Paper Manufacturing Co., Ltd.	2,840	4,162
*Korea Investment Holdings Co., Ltd.	55,670	1,809,635
Korea Iron & Steel Co., Ltd.	1,289	83,373
#Korea Kolmar Co., Ltd.	6,410	17,910
#Korea Komho Petrochemical Co., Ltd.	19,170	494,138
#Korea Line Corp.	9,894	504,821
*Korea Mutual Savings Bank	2,080	29,690
*Korea Petrochemical Industry Co., Ltd.	4,050	152,909
Korea Petroleum Industrial Co., Ltd.	292	17,335
*Korea Plant Service & Engineering Co., Ltd.	1,430	36,758
Korea Reinsurance Co., Ltd.	71,489	682,627
#*Korea Technology Industry Co., Ltd.	84,600	189,281
Korea Zinc Co., Ltd.	11,973	1,366,432
*Korean Air Co., Ltd.	49,156	1,784,126

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korean Air Terminal Service Co., Ltd.	1,600	$43,447
*Korean French Banking Corp.	46,562	33,139
*KP Chemical Corp.	47,750	312,449
KPX Chemical Co., Ltd.	2,482	94,797
KPX Fine Chemical Co., Ltd.	1,636	49,073
KPX Holdings Corp.	1,163	47,036
KT Corp.	19,320	624,583
#KT Corp. Sponsored ADR	71,482	1,148,001
KT&G Corp.	29,985	1,740,436
*KTB Securities Co., Ltd.	67,470	311,767
Kukdo Chemical Co., Ltd.	5,860	144,882
#Kumho Electronics Co., Ltd.	6,538	227,914
#Kumho Industrial Co., Ltd.	39,200	441,278
Kumho Investment Bank	73,810	52,428
#*Kumho Tire Co., Inc.	61,780	260,093
Kumkang Industrial Co., Ltd.	4,780	42,168
Kunsul Chemical Industrial Co., Ltd.	1,950	21,342
#*Kwang Dong Pharmaceutical Co., Ltd.	52,850	139,354
*Kyeryong Construction Industrial Co., Ltd.	9,350	170,522
Kyobo Securities Co., Ltd.	26,900	301,940
Kyung Nong Corp.	9,330	32,614
*Kyungbang Co., Ltd.	1,042	138,220
Kyungdong City Gas Co., Ltd.	1,630	66,539
Kyung-in Synthetic Corp.	1,890	51,200
Kyungnam Energy Co., Ltd.	8,290	19,851
LG Chemical, Ltd.	28,574	3,532,612
#LG Corp.	37,630	2,024,344
LG Dacom Corp.	58,240	880,938
*LG Display Co., Ltd. ADR	159,850	2,309,833
#LG Electronics, Inc.	44,150	4,647,776
LG Fashion Corp.	23,542	461,244
*LG Hausys, Ltd.	3,866	358,837
#LG Household & Healthcare Co., Ltd.	5,353	961,577
LG International Corp.	38,238	809,414
*LG Life Sciences, Ltd.	10,000	490,833
LG Phillips LCD Co., Ltd.	38,000	1,095,242
*LG Telecom, Ltd.	166,900	1,172,887
LIG Insurance Co., Ltd.	40,870	606,402
Lotte Chilsung Beverage Co., Ltd.	1,092	704,661
Lotte Confectionary Co., Ltd.	1,014	863,285
#Lotte Midopa Co., Ltd.	28,620	328,790
#Lotte Sam Kang Co., Ltd.	1,063	182,420
Lotte Shopping Co., Ltd.	10,097	2,523,635
*Lotte Tour Development Co., Ltd.	2,830	66,512
LS Corp.	16,720	1,156,509
*LS Industrial Systems Co., Ltd.	11,760	659,746
*LS Networks Co., Ltd.	8,570	43,298
Macquarie Korea Infrastructure Fund	222,858	910,606
Meritz Fire Marine Insurance Co., Ltd.	100,079	536,055
Meritz Securities Co., Ltd.	264,680	270,249
#*Mirae Asset Securities Co., Ltd.	17,574	1,114,702
Miwon Commercial Co., Ltd.	688	34,727
*Miwon Specialty Chemical Co., Ltd.	371	18,728
#Moorim Paper Co., Ltd.	11,110	83,126
#Motonic Corp.	25,340	162,889
#Namhae Chemical Corp.	19,150	281,236
*Namkwang Engineering & Construction Co., Ltd.	22,355	201,427
Namyang Dairy Products Co., Ltd.	760	308,437
*Nasan Co., Ltd.	8,964	13,531
#*NCsoft Corp.	13,230	1,430,315
Nexen Corp.	1,550	43,694

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Nexen Tire Corp.	44,200	$242,358
#NH Investment & Securities Co., Ltd.	38,960	337,948
Nong Shim Co., Ltd.	4,161	831,549
Nong Shim Holdings Co., Ltd.	1,770	92,879
Noroo Paint Co., Ltd.	3,854	10,074
#*OCI Co., Ltd.	6,968	1,200,653
*ON*Media Corp.	96,430	276,881
#*Orientbio, Inc.	52,801	53,191
#ORION Corp.	3,098	488,925
Ottogi Corp.	2,075	229,618
#Pacific Corp.	5,396	563,975
Pacific Pharmaceutical Co., Ltd.	902	24,554
Paik Kwang Industrial Co., Ltd.	1,560	59,418
Pang Rim Co., Ltd.	2,820	35,204
*PaperCorea, Inc.	7,930	55,088
Pohang Coated Steel Co., Ltd.	6,940	141,175
*Poong Lim Industrial Co., Ltd.	10,310	23,363
#*Poongsan Corp.	16,548	281,638
*Poongsan Holdings Corp.	3,110	48,262
POSCO	5,467	2,220,175
#POSCO ADR	127,995	12,936,455
*Prime Entertainment Co., Ltd.	713	953
Pulmuone Co., Ltd.	3,597	170,471
Pum Yang Construction Co., Ltd.	3,390	26,577
Pusan City Gas Co., Ltd.	7,420	125,849
*Pyung Hwa Holdings Co., Ltd.	4,253	4,010
Pyung Hwa Industrial Co., Ltd.	2,682	4,404
*RNL BIO Co., Ltd.	7,197	35,628
S&T Corp.	18	461
*S&T Daewoo Co., Ltd.	6,200	111,484
S&T Dynamics Co., Ltd.	39,336	511,642
S&T holdings Co, Ltd.	8,617	93,413
#*S&T Motors Co., Inc.	31,290	13,076
#S1 Corp.	12,066	548,664
*Saehan Industries, Inc.	461,500	460,988
#*Saehan Media Corp.	17,170	30,067
*Sajo Industries Co., Ltd.	5,440	148,832
*Sajodaerim Corp.	1,660	25,279
#Sam Jin Pharmaceutical Co., Ltd.	13,718	253,314
Sam Kwang Glass Industrial Co., Ltd.	2,130	68,936
Sam Lip General Foods Co., Ltd.	3,770	28,198
Sam Yung Trading Co., Ltd.	4,000	13,187
#Sambu Construction Co., Ltd.	7,899	135,675
#Samchully Co., Ltd.	3,658	353,985
#*Samho International Co., Ltd.	7,527	26,968
Samhwa Crown and Closure Co., Ltd.	1,770	27,474
Samhwa Paints Industrial Co., Ltd.	9,710	28,623
*Samick Musical Instruments Co., Ltd.	22,800	18,711
Samil Pharmaceutical Co., Ltd.	2,090	10,860
Samsung Card Co., Ltd.	31,487	1,279,461
Samsung Climate Control Co., Ltd.	4,190	25,409
Samsung Corp.	91,400	3,449,283
#*Samsung Digital Imaging Co., Ltd.	8,540	242,321
#Samsung Electro-Mechanics Co., Ltd.	55,825	3,122,647
Samsung Electronics Co., Ltd.	46,112	27,151,049
#*Samsung Engineering Co., Ltd.	17,810	1,286,387
Samsung Fine Chemicals Co., Ltd.	19,306	793,372
Samsung Fire and Marine Insurance, Ltd.	10,628	1,779,262
#Samsung Heavy Industries Co., Ltd.	55,160	1,454,135
Samsung SDI Co., Ltd.	46,832	3,883,905
#Samsung Securities Co., Ltd.	27,121	1,685,964

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Samsung Techwin Co., Ltd.	19,009	$1,087,366
*Samwha Capacitor Co., Ltd.	5,260	51,072
Samwhan Corp.	6,650	65,458
Samyang Corp.	7,444	266,323
Samyang Foods Co., Ltd.	3,960	66,625
Samyang Genex Co., Ltd.	2,774	136,585
Samyang Tongsang Co., Ltd.	720	15,817
Samyoung Electronics Co., Ltd.	17,540	164,702
*SAVEZONE I&C Corp.	16,940	20,995
SC Engineering Co., Ltd.	3,275	14,828
#Seah Besteel Corp.	17,770	252,782
SeAH Holdings Corp.	1,966	107,415
SeAH Steel Corp.	4,101	134,276
Sebang Co., Ltd.	15,590	150,840
Sejong Industrial Co., Ltd.	16,050	63,372
Sempio Foods Co.	4,280	66,159
Seoul City Gas Co., Ltd.	1,090	55,861
#*Seoul Securities Co., Ltd.	581,207	554,349
*Serim Paper Manufacturing Co., Ltd.	14,157	59,219
*Seshin Co., Ltd.	2,000	49
Sewon Cellontech Co., Ltd.	26,024	234,565
*SGWICUS Corp.	12,450	24,497
*SH Chemical Co., Ltd.	25,000	12,181
Shin Won Corp.	41,750	55,655
Shin Young Securities Co., Ltd.	6,630	209,350
Shinhan Engineering & Construction Co., Ltd.	4,013	53,771
*Shinhan Financial Group Co., Ltd.	45,981	1,546,854
Shinhan Financial Group Co., Ltd. ADR	97,355	6,550,044
Shinhung Co., Ltd.	1,510	14,606
Shinpoong Pharmaceutical Co., Ltd.	1,300	24,419
Shinsegae Co., Ltd.	4,219	1,822,709
Shinsegae Engineering & Construction Co., Ltd.	1,750	21,225
Shinsegae Internet & Commerce Co., Ltd.	1,000	40,926
Shinsung Engineering Co., Ltd.	4,066	9,798
Shinsung FA Co., Ltd.	4,066	10,276
Shinsung Holdings Co., Ltd.	25,115	106,361
*Shinsung Tongsang Co., Ltd.	7,800	36,236
Silla Trading Co., Ltd.	15,950	214,641
Sindo Ricoh Co., Ltd.	6,002	292,621
#SJM Co., Ltd.	7,780	26,495
#SK Chemicals Co., Ltd.	21,794	873,888
SK Co., Ltd.	35,057	3,139,019
SK Energy Co., Ltd.	36,825	3,111,604
SK Gas Co., Ltd.	4,053	181,847
SK Networks Co., Ltd.	68,820	715,598
SK Telecom Co., Ltd.	5,026	758,988
SK Telecom Co., Ltd. ADR	101,900	1,714,977
#SKC Co., Ltd.	30,120	508,310
SL Corp.	3,300	11,913
S-Oil Corp.	25,449	1,211,920
*Solomon Mutual Savings Bank	7,126	30,911
*Songwon Industrial Co., Ltd.	4,000	37,995
#*Ssangyong Cement Industry Co., Ltd.	36,347	247,413
Ssangyong Corp.	1,896	41,895
#*STX Corp.	18,255	369,857
STX Engine Co., Ltd.	27,160	596,722
#STX Offshore & Shipbuilding Co., Ltd.	60,266	817,859
#*STX Pan Ocean Co., Ltd.	111,530	1,114,537
Suheung Capsule Co., Ltd.	2,500	16,161
Sung Bo Chemicals Co., Ltd.	1,020	25,318
*Sung Shin Cement Co., Ltd.	10,810	78,160

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Sungchang Enterprise Holdings, Ltd.	6,250	$103,093
Sungjee Construction Co., Ltd.	2,570	13,499
#*Sungwon Corp.	17,330	54,158
*Sunjin Co., Ltd.	470	10,858
#Sunkyong Securities Co., Ltd.	306,610	817,148
#*Sunwoo Shipping & Technology Co., Ltd.	53,310	14,720
Tae Kwang Industrial Co., Ltd.	628	363,033
Tae Kyung Industrial Co., Ltd.	28,410	110,705
Taegu Department Store	4,530	42,396
#Taeyoung Engineering & Construction	74,380	392,769
#Tai Han Electric Wire Co., Ltd.	38,580	689,072
Tai Lim Packaging Industries Co., Ltd.	47,100	32,020
*Taihan Textile Co., Ltd.	620	12,962
*Tec & Co.	3,267	6,362
Telcoware Co., Ltd.	2,000	11,751
#*Tong Yang Major Corp.	54,585	249,593
Tong Yang Moolsan Co., Ltd.	6,560	38,186
#Tong Yang Securities, Inc.	112,223	1,424,983
*TRYBRANDS, Inc.	1,732	4,748
TS Corp.	3,021	127,060
#Uangel Corp.	6,570	35,778
*Uni Chem Co., Ltd.	21,050	20,460
Unid Co., Ltd.	5,230	142,474
Union Steel Manufacturing Co., Ltd.	9,090	181,233
*Uniquest Corp.	7,000	22,307
*VGX International, Inc.	25,645	64,409
Whanin Pharmaceutical Co., Ltd.	3,640	42,060
Woongjin Coway Co., Ltd.	31,060	776,668
Woongjin Thinkbig Co., Ltd.	12,948	225,647
#*Woongjin.Com Co., Ltd.	49,150	441,210
Woori Financial Co., Ltd.	8,910	66,512
Woori Investment & Securities Co., Ltd.	119,664	1,795,253
WooSung Feed Co., Ltd.	20,370	23,503
YESCO Co., Ltd.	4,450	93,784
Yoosung Enterprise Co., Ltd.	9,370	20,600
Youlchon Chemical Co., Ltd.	25,230	158,447
Youngone Corp. (6150493)	11,280	177,714
*Youngone Corp. (B622C10)	45,120	306,751
Youngpoong Corp.	928	363,846
#Yuhan Corp.	8,206	1,301,389
Yuhwa Securities Co., Ltd.	4,570	57,392
*Yungjin Pharm Co., Ltd.	48,808	53,603
*Yuyang Telecom Co., Ltd.	2,250	17,681
Yuyu Pharma, Inc.	2,440	12,308

TOTAL SOUTH KOREA		279,693,527

TAIWAN — (10.3%)
*A.G.V. Products Corp.	532,881	216,916
Aaeon Technology, Inc.	35,878	53,859
*Ability Enterprise Co., Ltd.	327,893	526,680
Abocom Systems, Inc.	70,154	27,848
*Acbel Polytech, Inc.	608,426	403,081
Accton Technology Corp.	921,000	310,579
Acer, Inc.	1,100,248	2,319,670
Advanced Semiconductor Engineering, Inc.	1,549,337	1,095,548
Advanced Semiconductor Engineering, Inc. ADR	481,536	1,695,007
Advantech Co., Ltd.	229,217	345,827
Allis Electric Co., Ltd.	117,000	24,530
Altek Corp.	391,861	721,621
*Ambassador Hotel (The)	233,000	274,908
Ampoc Far East Co., Ltd.	79,567	22,602

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Amtran Technology Co., Ltd.	1,236,242	$851,273
Apex Biotechnology Corp.	88,435	168,259
*Arima Communication Corp.	465,383	180,124
*Arima Optoelectronics Corp.	167,520	68,872
Asia Cement Corp.	1,582,312	1,693,492
Asia Chemical Corp.	366,000	103,759
Asia Polymer Corp.	321,000	199,910
Asia Vital Components Co., Ltd.	328,720	304,211
Asustek Computer, Inc.	2,835,527	4,486,987
Aten International Co., Ltd.	123,716	164,141
AU Optronics Corp.	1,466,502	1,627,422
AU Optronics Corp. Sponsored ADR	500,418	5,574,657
Audix Co., Ltd.	123,969	66,569
Aurora Corp.	198,226	186,355
Aurora Systems Corp.	72,072	40,260
Avermedia Technologies, Inc.	287,038	341,585
Avision, Inc.	183,263	60,307
Awea Mechantronic Co., Ltd.	47,355	43,781
Bank of Kaohsiung Co., Ltd.	529,600	168,563
Basso Industry Corp., Ltd.	290,427	254,025
*Behavior Tech Computer Corp.	84,400	3,579
*Bes Engineering Corp.	2,807,050	738,250
Biostar Microtech International Corp.	138,712	107,415
C Sun Manufacturing, Ltd.	132,367	48,802
*Carnival Industrial Corp.	287,000	57,082
Catcher Co., Ltd.	455,339	1,276,016
Cathay Chemical Works, Inc.	15,000	5,435
Cathay Financial Holdings Co., Ltd.	1,996,210	3,063,357
Cathay Real Estate Development Co., Ltd.	1,774,000	758,814
Central Reinsurance Co., Ltd.	376,897	127,980
Chain Qui Development Co., Ltd.	77,464	66,678
Champion Building Materials Co., Ltd.	481,381	152,419
Chang Hwa Commercial Bank	3,890,000	1,730,601
Charoen Pokphand Enterprises Co., Ltd.	268,000	131,284
*Cheng Loong Corp.	1,885,000	611,923
Cheng Shin Rubber Industry Co., Ltd.	573,816	1,105,495
Cheng Uei Precision Industry Co., Ltd.	449,158	897,638
Chenming Mold Industrial Corp.	98,708	25,213
Chi Mei Optoelectronic Corp.	5,736,529	3,203,779
*Chia Her Industrial Co., Ltd.	84,000	4,626
*Chia Hsin Cement Corp.	855,382	441,587
*Chia Ta World Co., Ltd.	80,000	53,907
*Chicony Electronics Co., Ltd.	325,897	723,077
*Chien Shing Stainless Steel Co., Ltd.	191,000	36,343
Chilisin Electronics Corp.	71,784	27,021
*China Airlines	2,613,621	726,416
*China Chemical & Pharmaceutical Co.	552,000	397,084
China Development Financial Holding Corp.	11,707,592	2,865,266
China Ecotek Corp.	60,000	85,271
China Electric Manufacturing Co., Ltd.	479,220	273,779
*China General Plastics Corp.	673,000	237,710
China Glaze Co., Ltd.	111,264	39,830
China Hi-Ment Corp.	124,135	158,066
*China Life Insurance Co., Ltd.	1,177,280	685,857
*China Man-Made Fiber Co., Ltd.	2,181,662	412,868
*China Metal Products Co., Ltd.	426,060	418,329
China Motor Co., Ltd.	1,480,716	950,734
*China Petrochemical Development Corp.	3,267,640	1,014,699
China Steel Chemical Corp.	97,998	201,434
China Steel Corp.	3,004,548	2,900,624
China Steel Structure Co., Ltd.	127,000	73,249

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Synthetic Rubber Corp.	474,000	$452,379
*China United Trust & Investment Corp.	50,053	—
*China Wire & Cable Co., Ltd.	203,000	50,271
Chinatrust Financial Holdings Co., Ltd.	5,706,945	3,611,406
Chinese Maritime Transport, Ltd.	74,460	200,191
Ching Feng Home Fashions Industries Co., Ltd.	142,657	29,749
*Chin-Poon Industrial Co., Ltd.	617,000	338,986
Chroma Ate, Inc.	435,680	668,373
Chun Yu Works & Co., Ltd.	230,000	67,971
Chun Yuan Steel Industrial Co., Ltd.	754,541	245,987
*Chung Hsin Electric & Machinery Co., Ltd.	669,000	348,119
Chung Hung Steel Corp.	2,053,537	864,296
Chung Hwa Pulp Corp.	650,000	236,734
Chungwa Picture Tubes Co., Ltd.	11,868,604	1,860,871
Clevo Co.	474,685	680,868
*CMC Magnetics Corp.	5,051,000	1,263,654
Collins Co., Ltd.	180,600	45,862
*Compal Communications, Inc.	436,744	422,686
Compal Electronics, Inc.	3,556,367	3,486,367
*Compeq Manufacturing Co., Ltd.	1,937,000	544,930
*Continental Engineering Corp.	1,113,667	400,657
Cosmo Electronics Corp.	91,500	83,115
*Cosmos Bank Taiwan	233,263	28,229
CTCI Corp.	448,896	455,239
CX Technology Co., Ltd.	80,579	25,630
*Cybertan Technology, Inc.	259,255	339,443
Cyntec Co., Ltd.	127,364	227,303
*Da-Cin Construction Co., Ltd.	353,809	252,338
*Delpha Construction Co., Ltd.	199,000	44,386
Delta Electronics Industrial Co., Ltd.	538,157	1,392,074
*Depo Auto Parts Industrial Co., Ltd.	169,634	320,865
Diamond Flower Electric Instrument Co., Ltd.	81,754	121,282
D-Link Corp.	805,211	720,704
E.Sun Financial Holding Co., Ltd.	5,518,825	1,923,109
Eastern Media International Corp.	1,491,360	296,977
Eclat Textile Co., Ltd.	145,612	74,512
Edom Technology Co., Ltd.	101,600	28,500
Elan Microelectronics Corp.	334,974	545,940
E-Lead Electronic Co., Ltd.	38,846	22,653
Elite Material Co., Ltd.	257,404	151,714
Elite Semiconductor Memory Technology, Inc.	448,390	762,430
*Elitegroup Computer Systems Co., Ltd.	1,336,334	531,451
*EnTie Commercial Bank	126,166	32,893
Epistar Corp.	665,413	1,816,075
Eternal Chemical Co., Ltd.	1,187,358	976,074
*Eva Airways Corp.	2,627,245	759,592
Everest Textile Co., Ltd.	303,064	56,705
Evergreen International Storage & Transport Corp.	619,000	547,494
Evergreen Marine Corp., Ltd.	1,377,170	838,352
Everlight Chemical Industrial Corp.	597,000	343,473
Everlight Electronics Co., Ltd.	200,890	559,865
*Everspring Industry Co., Ltd.	76,000	14,271
*Evertop Wire Cable Corp.	100,459	17,739
Excel Cell Electronics Co., Ltd.	90,000	29,163
Far East Textile, Ltd.	1,883,845	2,124,134
Far Eastern Department Stores, Ltd.	990,046	998,349
*Far Eastern International Bank	3,292,265	803,840
*Federal Corp.	639,982	335,339
Feng Hsin Iron & Steel Co., Ltd.	430,131	659,288
Feng Tay Enterprise Co., Ltd.	384,808	284,817
First Copper Technology Co., Ltd.	208,000	53,968

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
First Financial Holding Co., Ltd.	3,476,089	$2,136,035
First Hotel	212,737	191,271
First Insurance Co., Ltd. (The)	195,640	65,503
*First Steamship Co., Ltd.	164,000	232,153
Flytech Technology Co., Ltd.	81,900	208,316
*Formosa Chemicals & Fiber Co., Ltd.	2,345,135	3,661,213
Formosa Epitaxy, Inc.	239,022	264,022
Formosa International Hotels Corp.	35,184	457,673
Formosa Plastics Corp.	1,666,280	2,859,648
Formosa Taffeta Co., Ltd.	1,549,460	1,033,399
*Formosan Rubber Group, Inc.	889,000	539,173
*Formosan Union Chemical Corp.	347,352	131,250
Fortune Electric Co., Ltd.	91,350	92,717
Foxconn Technology Co., Ltd.	283,711	741,748
*Fu I Industrial Co., Ltd.	176,000	43,967
Fubon Financial Holding Co., Ltd.	3,244,000	3,326,090
Fwuson Industry Co., Ltd.	170,980	58,960
G Shank Enterprise Co., Ltd.	345,093	217,295
G.T.M. Corp.	127,000	84,702
Gem Terminal Industries Co., Ltd.	188,775	129,041
Giant Manufacture Co., Ltd.	162,600	450,271
*Giga Storage Corp.	279,000	63,156
Giga-Byte Technology Co., Ltd.	1,066,750	742,568
Globe Union Industrial Corp.	230,019	167,449
*Gold Circuit Electronics, Ltd.	850,240	290,106
*Goldsun Development & Construction Co., Ltd.	2,067,137	1,130,101
Good Will Instrument Co., Ltd.	66,150	31,482
Gordon Auto Body Parts Co., Ltd.	108,757	29,126
*Grand Pacific Petrochemical Corp.	1,013,000	371,479
Grape King, Inc.	106,000	77,233
Great China Metal Industry Co., Ltd.	386,000	246,518
*Great Taipei Gas Co., Ltd.	572,000	283,973
*Great Wall Enterprise Co., Ltd.	424,950	460,423
Greatek Co., Ltd.	828,083	835,556
Hanpin Co., Ltd.	80,000	31,452
*Hey Song Corp.	831,000	427,167
Highwealth Construction Corp.	619,599	738,011
*Ho Tung Holding Corp.	739,000	265,076
*Hocheng Corp.	267,300	70,000
*Hold-Key Electric Wire & Cable Co., Ltd.	143,000	94,164
Hon Hai Precision Industry Co., Ltd.	3,065,530	10,584,455
Hong Tai Electric Industrial Co., Ltd.	440,000	147,406
Hong Yi Fiber Industry Co., Ltd.	148,000	33,783
Honmyue Enterprise Co., Ltd.	120,640	23,039
Hota Industrial Manufacturing Co., Ltd.	71,176	23,212
Hotai Motor Co., Ltd.	265,000	627,251
Hsin Kuang Steel Co., Ltd.	452,782	401,125
Hsing Ta Cement Co., Ltd.	296,000	86,063
HTC Corp.	149,416	2,037,870
Hua Eng Wire & Cable Co., Ltd.	1,051,000	256,566
Hua Nan Financial Holding Co., Ltd.	1,780,320	1,128,907
Huang Hsiang Construction Corp.	198,900	471,147
Hung Ching Development & Construction Co., Ltd.	227,000	126,532
*Hung Poo Construction Corp.	336,537	432,576
*Hung Sheng Construction Co., Ltd.	889,000	409,326
*Hwa Fong Rubber Co., Ltd.	539,000	182,581
*Ichia Technologies, Inc.	535,255	256,481
I-Chiun Precision Industry Co., Ltd.	254,571	333,338
*Inernational Semiconductor Technology, Ltd.	367,598	133,211
*Infortrend Technology, Inc.	276,795	353,702
*Innolux Display Corp.	2,331,300	3,068,363

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Inventec Corp.	2,876,821	$1,664,080
ITE Technology, Inc.	97,314	200,792
*Jean Co., Ltd.	56,304	24,836
*Johnson Health Tech Co., Ltd.	160,868	171,951
Jui Li Enterprise Co., Ltd.	175,100	47,364
K Laser Technology, Inc.	85,459	34,482
Kang Na Hsiung Co., Ltd.	217,150	132,261
*Kao Hsing Chang Iron & Steel Corp.	368,000	78,567
Kaulin Manufacturing Co., Ltd.	176,684	80,298
Kee Tai Properties Co., Ltd.	512,082	243,218
*Kenda Rubber Industrial Co., Ltd.	742,640	1,015,458
Kian Shen Corp.	43,152	24,982
*King Yuan Electronics Co., Ltd.	2,070,032	825,108
*Kingdom Construction Co., Ltd.	585,000	366,093
*King’s Town Bank	862,653	205,857
*King’s Town Construction Co., Ltd.	357,086	337,092
*Kinpo Electronics, Inc.	2,456,892	636,446
*Kinsus Interconnect Technology Corp.	345,476	739,050
*Knowledge-Yield-Excellence Systems Corp.	400,736	386,586
Kung Long Batteries Industrial Co., Ltd.	47,000	33,923
*Kuoyang Construction Co., Ltd.	730,000	426,779
*Kwong Fong Industries Corp.	1,010,000	226,574
Lan Fa Textile Co., Ltd.	265,024	69,035
Largan Precision Co., Ltd.	62,975	806,472
*Leadtek Research, Inc.	125,454	23,880
*Lealea Enterprise Co., Ltd.	1,163,550	219,062
Lee Chang Yung Chemical Industry Corp.	596,992	636,682
Lee Chi Enterprises Co., Ltd.	196,000	67,524
Lelon Co., Ltd.	89,000	24,228
*Leofoo Development Co., Ltd.	446,000	299,369
Les Enphants Co., Ltd.	90,100	83,998
*Li Peng Enterprise Co., Ltd.	564,920	166,265
Lian Hwa Foods Corp.	72,000	29,302
*Lien Chang Electronic Enterprise Co., Ltd.	26,000	12,831
Lien Hwa Industrial Corp.	927,930	450,174
Lingsen Precision Industries, Ltd.	438,716	169,579
Lite-On Technology Corp.	2,058,721	2,337,571
Long Bon International Co., Ltd.	407,875	146,249
*Long Chen Paper Co., Ltd.	407,220	109,570
Lucky Cement Corp.	311,000	78,106
Macronix International Co., Ltd.	4,479,940	2,343,102
*Makalot Industrial Co., Ltd.	152,430	271,791
Mayer Steel Pipe Corp.	190,678	115,607
Maywufa Co., Ltd.	102,500	68,355
Media Tek, Inc.	234,695	3,372,215
Mega Financial Holding Co., Ltd.	7,020,000	3,653,116
Meiloon Co., Ltd.	207,045	63,743
Mercuries & Associates, Ltd.	498,450	215,702
*Mercuries Data Co., Ltd.	122,000	23,862
Merida Industry Co., Ltd.	165,000	287,963
*Merry Electronics Co., Ltd.	241,920	243,388
*Microelectronics Technology, Inc.	781,503	358,533
*Micro-Star International Co., Ltd.	1,370,033	972,176
Min Aik Technology Co., Ltd.	157,563	130,693
Mirle Automation Corp.	224,553	150,685
Mitac International Corp.	1,974,135	911,178
*Mitac Technology Corp.	616,281	579,990
Mobiletron Electronics Co., Ltd.	41,000	21,615
Mospec Seminconductor Corp.	79,000	39,849
*Mustek Systems, Inc.	151,987	7,312
Nak Sealing Technologies Corp.	59,549	49,743

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Namchow Chemical Industrial Co., Ltd.	194,000	$66,727
Nan Ya Plastic Corp.	2,525,104	3,248,719
*Nan Ya Printed Circuit Board Corp.	185,000	597,310
*Nankang Rubber Tire Co., Ltd.	812,166	852,528
Nantex Industry Co., Ltd.	283,018	219,404
*Nanya Technology Co., Ltd.	4,262,657	760,479
*National Petroleum Co., Ltd.	284,000	220,180
*New Asia Construction & Development Co., Ltd.	199,000	48,387
*Nien Hsing Textile Co., Ltd.	827,000	434,915
*Ocean Plastics Co., Ltd.	161,000	131,187
*Optimax Technology Corp.	381,654	15,700
*Opto Tech Corp.	627,713	533,567
Oriental Union Chemical Corp.	952,290	580,639
*Pacific Construction Co., Ltd.	332,000	32,359
*Pan Jit International, Inc.	541,995	352,363
Pan-International Industrial Corp.	576,149	685,164
*PC Home Online	46,000	71,040
Phihong Technology Co., Ltd.	704,143	439,677
*Phoenix Precision Technology Corp.	1,265,229	824,754
Pihsiang Machinery Mfg. Co., Ltd.	130,000	275,496
Pou Chen Corp.	2,814,553	1,988,575
President Chain Store Corp.	248,000	648,121
Prince Housing & Development Corp.	1,400,975	654,108
*Prodisc Technology, Inc.	603,000	11,028
*Promise Technology, Inc.	120,576	65,797
*Protop Technology Co., Ltd.	148,000	947
Qisda Corp.	2,832,182	1,379,048
Quanta Computer, Inc.	886,437	1,677,544
*Quintain Steel Co., Ltd.	399,000	79,821
*Radium Life Tech Corp.	712,807	642,518
Ralec Electronic Corp.	34,509	28,647
Realtek Semiconductor Corp.	502,904	1,218,347
Reward Wool Industry Corp.	77,000	13,642
*Rexon Industrial Corp., Ltd.	118,000	26,993
*Richtek Technology Corp.	85,882	661,750
*Ritek Corp.	4,441,000	1,295,305
Ruentex Development Co., Ltd.	629,000	572,770
Ruentex Industries, Ltd.	504,000	578,274
*Sampo Corp.	1,729,584	289,849
San Fang Chemical Industry Co., Ltd.	137,550	124,047
*Sanyang Industrial Co., Ltd.	1,257,927	552,965
Sanyo Electric Co., Ltd.	246,000	246,801
SDI Corp.	154,000	110,766
Senao International Co., Ltd.	96,547	121,090
Shan-Loong Transportation Co., Ltd.	111,247	47,103
Sheng Yu Steel Co., Ltd.	231,000	175,925
Shihlin Electric & Engineering Corp.	470,000	551,650
*Shihlin Paper Corp.	187,000	447,675
Shin Kong Financial Holding Co., Ltd.	5,218,600	2,123,252
Shin Shin Co., Ltd.	77,000	63,313
Shinkong Co., Ltd.	220,784	82,404
Shinkong Synthetic Fibers Co., Ltd.	2,422,282	678,755
Shuttle, Inc.	166,000	98,006
Sigurd Microelectronics Corp.	429,877	208,834
*Silicon Integrated Systems Corp.	2,596,961	964,253
Siliconware Precision Industries Co., Ltd.	1,202,492	1,579,201
Siliconware Precision Industries Co., Ltd. Sponsored ADR	114,938	779,280
Silitech Technology Corp.	63,524	154,084
Sincere Navigation Corp.	268,370	318,047
Sinkang Industries Co., Ltd.	79,652	39,322
*Sinkong Spinning Co., Ltd.	416,169	491,600

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Sinon Corp.	574,000	$263,946
SinoPac Holdings Co., Ltd.	7,903,000	2,597,944
*Sintek Photronics Corp.	801,410	437,385
Sitronix Technology Corp.	118,009	221,702
Siward Crystal Technology Co., Ltd.	66,386	29,063
*Solelytex Enterprise Corp.	101,000	67,878
*Solomon Technology Corp.	132,620	53,551
*South East Soda Manufacturing Co., Ltd.	126,250	125,902
Southeast Cement Co., Ltd.	455,000	163,655
*Space Shuttle Hi-Tech Co., Ltd.	110,837	18,317
SPI Electronic Co., Ltd.	306,530	252,911
Spirox Corp.	82,832	48,511
*Springsoft, Inc.	387,565	278,349
Standard Chemical & Pharmaceutical Co., Ltd.	162,122	150,328
*Standard Foods Taiwan, Ltd.	321,000	312,504
Stark Technology, Inc.	74,400	37,309
Sunonwealth Electric Machine Industry Co., Ltd.	280,001	161,530
Sunplus Technology Co., Ltd.	891,153	504,942
*Sunrex Technology Corp.	295,351	323,414
Synnex Technology International Corp.	644,041	1,249,796
Sysware Systex Corp.	87,293	82,814
*T JOIN Transportation Co., Ltd.	631,000	328,441
*Ta Chen Stainless Pipe Co., Ltd.	712,624	563,886
*Ta Chong Bank, Ltd.	3,079,000	543,338
Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	208,100
Ta Yih Industrial Co., Ltd.	38,000	24,787
Tah Hsin Industrial Corp.	159,000	106,466
*Tai Roun Products Co., Ltd.	200,000	38,695
Ta-I Technology Co., Ltd.	286,480	210,720
*Taichung Commercial Bank	2,050,226	521,683
Tainan Enterprises Co., Ltd.	128,289	91,212
Tainan Spinning Co., Ltd.	2,530,000	948,017
Taishin Financial Holdings Co., Ltd.	6,673,385	2,604,344
*Taisun Enterprise Co., Ltd.	214,800	79,793
Taita Chemical Co., Ltd.	165,830	47,551
Taiwan Acceptance Corp.	96,000	84,792
*Taiwan Business Bank	3,612,118	918,248
Taiwan Cement Corp.	2,276,709	2,409,102
Taiwan Cooperative Bank	4,185,935	2,574,561
Taiwan Fertilizer Co., Ltd.	618,000	1,954,400
Taiwan Fire & Marine Insurance Co., Ltd.	318,000	270,176
*Taiwan Flourescent Lamp Co., Ltd.	119,000	10,809
Taiwan Fu Hsing Industrial Co., Ltd.	136,000	64,448
Taiwan Glass Industrial Corp.	1,237,918	861,466
*Taiwan Hon Chuan Enterprise Co., Ltd.	277,168	455,216
Taiwan Kai Yih Industrial Co., Ltd.	63,089	37,074
*Taiwan Kolin Co., Ltd.	508,000	—
*Taiwan Life Insurance Co., Ltd.	497,709	399,710
Taiwan Line Tek Electronic Co., Ltd.	16,419	19,274
*Taiwan Mask Corp.	573,000	206,570
Taiwan Navigation Co., Ltd.	153,720	289,596
*Taiwan Paiho Co., Ltd.	480,670	253,021
*Taiwan Pulp & Paper Corp.	398,000	119,672
Taiwan Sakura Corp.	147,457	62,265
Taiwan Secom Co., Ltd.	237,932	359,048
Taiwan Semiconductor Manufacturing Co., Ltd.	5,864,596	10,443,367
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,597	414,576
*Taiwan Sogo Shinkong Security Co., Ltd.	455,407	265,473
*Taiwan Styrene Monomer Corp.	1,168,602	429,001
*Taiwan Tea Corp.	839,654	436,149
Taiyen Biotech Co., Ltd.	345,000	238,482

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tatung Co., Ltd.	6,060,000	$1,547,939
*Teapo Electronic Corp.	190,000	28,252
Teco Electric & Machinery Co., Ltd.	3,215,000	1,409,770
*Tecom, Ltd.	408,000	167,842
Ten Ren Tea Co., Ltd.	40,170	43,128
*Test-Rite International Co., Ltd.	475,863	226,117
Thinking Electronic Industrial Co., Ltd.	76,058	72,852
Thye Ming Industrial Co., Ltd.	233,958	237,545
Ton Yi Industrial Corp.	1,368,000	512,508
Tong Yang Industry Co., Ltd.	657,884	741,068
*Tong-Hwa Synthetic Fiber Co., Ltd.	90,000	14,223
Transcend Information, Inc.	222,517	708,921
Tsann Kuen Enterprise Co., Ltd.	318,358	340,146
TSRC Corp.	377,650	444,718
TTET Union Corp.	125,000	132,640
*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	25,620
Tung Ho Steel Enterprise Corp.	1,049,400	1,115,024
*Twinhead International Corp.	301,000	30,684
TYC Brother Industrial Co., Ltd.	366,855	235,974
*Tycoons Group Enterprise Co., Ltd.	979,000	178,491
Tyntek Corp.	623,797	420,739
Tze Shin International Co., Ltd.	92,378	40,785
U-Ming Marine Transport Corp.	293,200	554,652
Uniform Industrial Corp.	23,611	14,224
*Union Bank of Taiwan	1,462,000	258,564
*Union Insurance Co., Ltd.	152,595	120,067
Uni-President Enterprises Corp.	1,787,061	1,854,150
Unitech Electronics Co., Ltd.	170,457	84,137
*Unitech Printed Circuit Board Corp.	839,579	273,823
United Integration Service Co., Ltd.	225,800	111,774
United Microelectronics Corp.	11,060,441	4,895,393
Unity Opto Technology Co., Ltd.	344,689	426,648
*Universal Cement Corp.	932,773	467,615
Universal Microelectronics Co., Ltd.	77,926	31,344
*Universal Scientific Industrial Co., Ltd.	1,750,096	677,341
Universal, Inc.	36,000	28,838
*UPC Technology Corp.	1,143,468	504,959
*USI Corp.	1,106,000	493,034
U-TECH Media Corp.	189,000	76,006
*Ve Wong Corp.	269,000	211,844
*Veutron Corp.	65,000	3,151
*Via Technologies, Inc.	867,000	360,932
*Visual Photonics Epitacy Co., Ltd.	29,734	48,836
Walsin Lihwa Corp.	4,929,021	1,628,400
Walsin Technology Corp., Ltd.	1,039,315	425,253
Wan Hai Lines Co., Ltd.	1,183,359	602,221
Wan Hwa Enterprise Co., Ltd.	105,482	46,313
Waterland Financial Holdings	3,354,446	1,041,864
*Wei Chih Steel Industrial Co., Ltd.	210,000	44,480
*Wei Chuan Food Corp.	378,000	468,169
Weltrend Semiconductor, Inc.	302,275	238,575
*Winbond Electronics Corp.	6,450,000	1,345,064
Wintek Corp.	1,807,064	1,389,008
Wistron Corp.	1,223,046	2,437,501
*Wistron NeWeb Corp.	290,166	330,090
*Wus Printed Circuit Co., Ltd.	309,000	70,967
Yageo Corp.	4,505,000	1,073,340
Yang Ming Marine Transport Corp.	2,190,234	843,510
Yeung Cyang Industrial Co., Ltd.	536,765	471,845
*Yi Jinn Industrial Co., Ltd.	286,300	45,774
Yieh Phui Enterprise Co., Ltd.	2,048,207	829,671

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Yosun Industrial Corp.	479,979	$413,824
Yuanta Financial Holding Co., Ltd.	4,948,292	3,549,230
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,029,772	655,368
Yulon Motor Co., Ltd.	1,379,715	1,384,422
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	133,105
Yung Shin Pharmaceutical Industrial Co., Ltd.	206,000	245,605
*Yung Tay Engineering Co., Ltd.	695,000	452,054
Zig Sheng Industrial Co., Ltd.	358,568	85,547
Zinwell Corp.	219,979	438,497
Zippy Technology Corp.	106,028	46,515
*Zyxel Communication Corp.	654,496	409,312

TOTAL TAIWAN		269,566,354

THAILAND — (1.7%)
*Aapico Hitech PCL (Foreign)	758,400	106,082
*ACL Bank PCL (Foreign)	180,500	41,107
Advance Info Service PCL (Foreign)	380,900	968,200
Amata Corp. PCL (Foreign)	527,500	78,280
Asia Plus Securities PCL (Foreign)	1,281,200	67,768
Asia Plus Securities PCL (Foreign) NVDR	1,260,100	66,652
Asian Insulators PCL (Foreign)	151,900	18,301
Asian Property Development PCL (Foreign)	3,237,800	466,213
Ayudhya Insurance PCL (Foreign)	191,400	75,368
Bangchak Petroleum PCL (Foreign)	783,700	324,718
Bangkok Aviation Fuel Services PCL (Foreign)	409,154	76,949
Bangkok Bank PCL (Foreign)	723,200	2,390,832
Bangkok Bank PCL (Foreign) NVDR	140,800	459,265
Bangkok Chain Hospital PCL (Foreign)	495,200	121,508
Bangkok Dusit Medical Services PCL (Foreign)	407,800	278,018
Bangkok Expressway PCL (Foreign)	511,900	258,733
*Bangkok Land PCL (Foreign)	26,455,300	256,546
*Bangkok Land PCL (Foreign) NVDR	2,802,700	27,179
Bank of Ayudhya PCL (Foreign)	950,200	516,565
Bank of Ayudhya PCL (Foreign) NVDR	2,752,700	1,464,116
Banpu PCL (Foreign)	78,800	879,929
BEC World PCL (Foreign)	712,400	414,503
Big C Supercenter PCL (Foreign)	109,100	153,888
Big C Supercenter PCL (Foreign) NVDR	27,000	38,084
Bualuang Securities PCL (Foreign)	137,100	48,346
Bumrungrad Hospital PCL (Foreign)	387,600	293,291
C.P. ALL PCL (Foreign)	1,157,200	567,888
Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	426,482
Capital Nomura Securities PCL (Foreign) NVDR	123,300	67,755
Central Plaza Hotel PCL (Foreign)	493,100	44,919
Ch. Karnchang PCL (Foreign)	677,100	75,211
Charoen Pokphand Foods PCL (Foreign)	4,735,900	730,634
*Charoong Thai Wire & Cable PCL (Foreign)	343,000	30,238
*Country Group Securities PCL (Foreign)	3,601,345	140,752
Delta Electronics (Thailand) PCL (Foreign)	913,300	418,674
Dynasty Ceramic PCL (Foreign)	127,500	71,937
Eastern Water Resources Development & Management PCL (Foreign)	685,700	73,749
Electricity Generating PCL (Foreign)	120,000	260,946
*Electricity Generating PCL (Foreign) NVDR	85,100	185,054
Erawan Group PCL (Foreign)	1,115,200	58,660
*G J Steel PCL (Foreign)	21,332,000	112,835
*Glow Energy PCL (Foreign)	556,000	486,071
GMM Grammy PCL (Foreign)	186,400	75,042
*Golden Land Property PCL (Foreign) NVDR	698,800	51,748
Hana Microelectronics PCL (Foreign)	466,057	258,844
Hermraj Land & Development PCL (Foreign)	9,272,000	166,204
Home Product Center PCL (Foreign)	962,534	164,052

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
ICC International PCL (Foreign)	49,200	$58,554
Indorama Polymers PCL (Foreign)	576,100	176,063
*IRPC PCL (Foreign)	6,920,000	695,457
*Italian-Thai Development PCL (Foreign) NVDR	3,291,100	261,122
*ITV PCL (Foreign)	183,700	5,668
Jasmine International PCL (Foreign)	1,294,700	15,979
Kasikornbank PCL (Foreign)	942,500	2,215,692
Kasikornbank PCL (Foreign) NVDR	50,000	106,524
KGI Securities One PCL (Foreign)	3,788,600	141,391
Khon Kaen Sugar Industry PCL (Foreign)	829,900	258,505
Kiatnakin Finance PCL (Foreign)	338,400	179,989
Kim Eng Securities Thailand PCL (Foreign)	531,800	206,282
Kim Eng Securities Thailand PCL (Foreign) NVDR	146,500	56,826
Krung Thai Bank PCL (Foreign)	6,013,200	1,484,304
*Krungthai Card PCL (Foreign)	115,200	30,129
L.P.N. Development PCL (Foreign)	1,590,700	254,755
Lalin Property PCL (Foreign)	1,443,800	60,671
Land & Houses PCL (Foreign)	942,800	153,763
Land & Houses PCL (Foreign) NVDR	4,467,200	676,053
Lanna Resources PCL (Foreign)	119,100	38,148
*Loxley PCL (Foreign)	1,996,500	149,019
Major Cineplex Group PCL (Foreign)	605,300	125,400
MBK Development PCL (Foreign)	134,200	226,756
Minor International PCL	134,292	33,346
Modernform Group PCL (Foreign)	31,000	23,685
Muramoto Electronic (Thailand) PCL (Foreign)	7,400	30,335
Polyplex PCL (Foreign)	373,900	56,585
Pranda Jewelry PCL (Foreign)	462,100	56,761
Precious Shipping PCL (Foreign)	1,104,000	525,560
*Preuksa Real Estate PCL (Foreign)	160,000	45,137
Property Perfect PCL (Foreign)	1,383,500	111,396
PTT Aromatics & Refining PCL (Foreign)	1,690,243	973,516
PTT Chemical PCL (Foreign)	785,271	1,384,551
PTT Exploration & Production PCL (Foreign)	468,000	1,925,360
PTT PCL (Foreign)	600,400	4,234,381
Quality Houses PCL (Foreign)	10,732,400	523,532
Ratchaburi Electricity Generating Holding PCL (Foreign)	486,400	550,291
*Regional Container Lines PCL (Foreign)	384,200	109,513
Robinson Department Store PCL (Foreign)	623,500	174,060
Rojana Industrial Park PCL (Foreign)	399,900	71,096
Saha-Union PCL (Foreign)	297,800	124,266
*Sahaviriya Steel Industries PCL (Foreign)	8,303,400	219,602
Samart Corporation PCL (Foreign)	538,600	98,129
Samart I-Mobile PCL (Foreign)	1,746,000	86,197
Sansiri PCL (Foreign)	1,512,700	134,245
SC Asset Corp. PCL (Foreign)	430,100	108,062
Seamico Securities PCL (Foreign)	1,786,600	119,702
Serm Suk PCL (Foreign) NVDR	112,700	40,735
*Shinawatra Satellite PCL (Foreign)	590,000	107,493
Siam Cement PCL (Foreign) (The)	89,100	483,072
Siam Cement PCL (Foreign) NVDR (The)	163,100	881,881
Siam City Bank PCL (Foreign)	1,481,300	783,526
Siam City Cement PCL (Foreign)	69,600	374,282
Siam City Cement PCL (Foreign) NVDR	9,100	48,936
Siam Commercial Bank PCL (Foreign)	700,900	1,591,082
*Siam Future Development PCL (Foreign)	387,400	26,866
Siam Makro PCL (Foreign)	79,800	168,253
*Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	214,390
Sri Trang Agro Industry PCL (Foreign)	91,900	36,998
Supalai PCL (Foreign)	2,095,700	243,872
*SVOA PCL (Foreign)	833,400	19,592

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Tata Steel (Thailand) PCL (Foreign)	5,191,400	$266,969
Thai Oil PCL (Foreign)	1,593,400	1,755,877
Thai Plastic & Chemicals PCL (Foreign)	551,200	301,273
Thai Reinsurance PCL (Foreign)	220,700	29,833
*Thai Rung Union Car PCL (Foreign)	201,500	9,474
Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	118,664
Thai Union Frozen Products PCL (Foreign)	674,500	515,339
Thai Vegetable Oil PCL (Foreign)	359,025	156,144
Thanachart Capital PCL (Foreign)	1,330,200	539,429
Thoresen Thai Agencies PCL (Foreign)	610,720	405,591
Ticon Industrial Connection PCL (Foreign)	332,300	63,960
*Tipco Asphalt PCL (Foreign)	62,800	27,128
TIPCO Foods (Thailand) PCL (Foreign)	227,300	29,657
Tisco Financial Group PCL (Foreign)	731,000	399,547
*TMB Bank PCL (Foreign)	34,737,613	826,843
*TPI Polene PCL (Foreign)	1,060,200	221,200
*True Corp. PCL (Foreign)	4,254,700	277,562
*TT&T PCL (Foreign)	1,272,900	20,573
Univanich Palm Oil PCL (Foreign)	15,000	34,381
Vanachai Group PCL (Foreign)	1,337,400	62,488
Vibhavadi Medical Center PCL (Foreign)	479,100	41,955
Vinythai PCL (Foreign)	563,300	102,629
Workpoint Entertainment PCL (Foreign)	81,400	11,960

TOTAL THAILAND		44,893,948

TURKEY — (2.2%)
Adana Cimento Sanayi Ticaret A.S.	39,666	14,073
Afyon Cimento Sanayii Ticaret A.S.	32	17,035
Akbank T.A.S.	500,733	2,830,580
Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	297,413
Akenerji Elektrik Uretim A.S.	41,512	294,935
*Aksa Akrilik Kimya Sanayii A.S.	218,535	215,164
Aksigorta A.S.	283,115	866,631
Alarko Holding A.S.	212,893	447,758
*Albaraka Turk Katilim Bankasi AS	346,957	540,162
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
Alkim Alkali Kimya A.S.	8,812	36,721
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	75,221
Anadolu Anonim Turk Sigorta Sirketi A.S.	438,395	346,206
*Anadolu Cam Sanayii A.S.	220,765	244,952
Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	1,304,957
Anadolu Hayat Sigorta A.S.	76,697	147,898
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,994	38,232
*Arcelik A.S.	379,674	816,371
Aselsan Elektronik Sanayi ve Ticaret A.S.	40,597	131,798
*Asya Katilim Bankasi A.S.	797,871	1,530,471
Ayen Enerji A.S.	58,827	89,468
Aygaz A.S.	227,736	598,913
Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	190,345
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,466	130,915
*Bati Anabolu Cimento A.S.	22,868	90,643
*Bati Soeke Cimento Sanayi A.S.	39,473	27,205
BIM BirlesikMagazalar A.S.	34,528	1,357,866
Bolu Cimento Sanayii A.S.	165,466	165,393
*Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	80,845
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	36
*Boyner Buyuk Magazacilik A.S.	20,255	12,348
Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	30,977
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	92,708
Bursa Cimento Fabrikasi A.S.	33,519	123,138
Celebi Hava Servisi A.S.	7,051	50,846

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Cemtas Celik Makina Sanayi ve Ticaret A.S.	53,567	$24,186
Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	290,747
Coca-Cola Icecek A.S.	63,006	378,654
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*Deva Holding A.S.	78,426	200,265
*Dogan Gazetecilik A.S.	63,205	90,705
*Dogan Sirketler Grubu Holding A.S.	1,736,358	1,312,318
*Dogan Yayin Holding A.S.	430,552	422,199
*Dogus Otomotiv Servis ve Ticaret A.S.	82,629	243,102
*Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	64,283
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	37,661
*EGE Seramik Sanayi ve Ticaret A.S.	20,941	11,596
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	436,638
Enka Insaat ve Sanayi A.S.	332,100	1,145,299
*Eregli Demir ve Celik Fabrikalari Turk A.S.	1,052,211	3,499,526
Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	4,968	35,729
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	304,008
Ford Otomotiv Sanayi A.S.	138,652	708,787
*Fortis Bank A.S.	18,516	19,059
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	21,566
*Global Yatirim Holding A.S.	192,034	96,718
*Goldas Kuyumculuk Sanayi A.S.	61,429	55,652
Goodyear Lastikleri T.A.S.	13,889	91,589
*GSD Holding A.S.	508,433	232,121
*Gubre Fabrikalari Ticaret A.S.	55,148	313,190
*Gunes Sigorta A.S.	195,017	237,222
*Hektas Ticaret T.A.S.	34,778	19,908
*Hurriyet Gazetecilik ve Matbaacilik A.S.	396,948	322,868
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	252,538	215,618
*Ihlas Holding A.S.	541,734	200,556
*Izmir Demir Celik Sanayii A.S.	148,330	247,577
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	356,449	185,583
Karton Sanayi ve Ticaret A.S.	1,140	51,785
*Koc Holding A.S. Series B	773,989	1,839,764
Konya Cimento Sanayii A.S.	2,341	77,637
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	554,780
*Koza Anadolu Metal Madencilik Isletmeleri AS	61,900	125,534
Mardin Cimento Sanayii ve Ticaret A.S.	97,379	395,375
*Marmari Marti Otel Isletmeleri A.S.	82,261	37,701
Marshall Boya ve Vernik Sanayii A.S.	2,742	18,039
*Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	59,906
*Multu Aku ve Malzemeleri Sanayi A.S.	24,981	24,437
*Net Holding A.S.	667,496	253,245
*Net Turizm Ticaret ve Sanayi A.S.	68,612	36,236
Nortel Networks Netas Telekomuenikasyon A.S.	13,360	248,650
Otobus Karoseri Sanayi A.S.	13,080	106,380
*Parsan Makina Parcalari Sanayii A.S.	47,034	34,695
*Petkim Petrokimya Holding A.S.	201,203	956,961
Pinar Entegre Et ve Un Sanayi A.S.	17,450	41,923
Pinar Sut Mamulleri Sanayii A.S.	25,245	107,898
*Sanko Pazarlama Ithalat Ihracat A.S.	23,627	45,933
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	132,127
*Sekerbank T.A.S.	353,386	448,668
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	292,139	502,835
*Tat Konserve Sanayii A.S.	142,868	260,655
*TAV Havalimanlari Holding A.S.	212,306	596,407
*Tekfen Holding A.S.	217,059	589,863
*Tekstil Bankasi A.S.	163,669	95,845
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	55,514	103,434
Tofas Turk Otomobil Fabrikasi A.S.	289,397	614,108
*Trakya Cam Sanayii A.S.	448,567	472,292

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Tupras-Turkiye Petrol Rafinerileri A.S.	201,255	$2,610,611
Turcas Petrol A.S.	97,229	275,296
*Turk Ekonomi Bankasi A.S.	451,127	461,385
Turk Hava Yollari Anonim Ortakligi A.S.	487,795	772,171
*Turk Sise ve Cam Fabrikalari A.S.	641,029	585,041
Turkcell Iletisim Hizmetleri A.S.	212,664	1,351,267
Turkcell Iletisim Hizmetleri A.S. ADR	33,488	528,441
*Turkiye Garanti Bankasi A.S.	1,790,492	6,366,151
Turkiye Halk Bankasi A.S.	287,295	1,549,000
Turkiye Is Bankasi A.S.	1,005,134	3,489,406
*Turkiye Sinai Kalkinma Bankasi A.S.	667,909	487,402
*Turkiye Vakiflar Bankasi T.A.O.	1,477,654	3,119,452
Ulker Biskuvi Sanayi A.S.	170,028	328,002
*Uzel Makina Sanayii A.S.	63,028	33,422
*Vestel Elektronik Sanayi ve Ticaret A.S.	162,470	185,675
Yapi Kredi Sigorta A.S.	38,327	211,749
*Yapi ve Kredi Bankasi A.S.	765,888	1,608,831
*Zorlu Enerji Elektrik Uretim A.S.	62,684	174,672

TOTAL TURKEY		57,674,242

TOTAL COMMON STOCKS		2,155,468,915

PREFERRED STOCKS — (4.2%)
BRAZIL — (4.2%)
*Aracruz Celulose SA Series B	90,000	178,963
*Aracruz Celulose SA Sponsored ADR	84,000	1,676,640
Banco Bradesco SA	26,762	420,131
Banco Bradesco SA Sponsored ADR	696,802	10,988,567
Brasil Telecom Participacoes SA ADR	26,766	1,132,469
Brasil Telecom SA ADR	30,471	657,869
*Braskem SA Preferred A	58,000	261,750
*Braskem SA Preferred A Sponsored ADR	95,885	858,171
Centrais Electricas de Santa Catarina SA	28,250	519,954
#Cia Vale do Rio Doce	738,786	12,707,119
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	45,314	2,120,695
Companhia de Bebidas das Americas	22,283	1,566,946
Companhia de Bebidas das Americas Preferred ADR	34,600	2,433,418
Companhia de Tecidos Norte de Minas	79,300	208,265
Companhia de Transmissao de Energia Eletrica Paulista	30,100	767,120
Companhia Energetica de Minas Gerais SA	4,170	59,765
Companhia Energetica de Minas Gerais SA Sponsored ADR	266,732	3,808,940
Companhia Energetica do Ceara Coelce Series A	19,200	263,444
Companhia Paranaense de Energia-Copel Series B	34,380	532,538
Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	1,078,640
Confab Industrial SA	361,542	1,137,479
Contax Participacoes SA	14,000	480,236
Contax Participacoes SA ADR	46,700	77,055
Duratex SA	137,800	2,006,714
Eletropaulo Metropolita SA Preferred A	17,020	298,756
*Empressa Metropolitanade Aguas e Energia SA	6,100	36,291
Forjas Taurus SA	158,631	573,903
Gerdau SA	45,600	534,271
Gerdau SA Sponsored ADR	678,100	7,913,427
*Gol Linhas Aereas Inteligentes SA	78,200	574,214
*Inepar Industria e Construcoes SA	2,100	32,506
Investimentos Itau SA	1,108,735	5,621,670
Itau Unibanco Holding SA	106,572	1,903,816
Klabin SA	971,000	1,727,841
Lojas Americanas SA	205,000	1,142,704
Mahle-Metal Leve SA Industria e Comercio	8,666	80,076
Marcopolo SA	221,600	637,809
Metalurgica Gerdau SA	394,900	5,771,900

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Net Servicos de Comunicacao SA	45,223	$461,744
Net Servicos de Comunicacao SA Preferred ADR	153,294	1,557,467
*Paranapanema SA	39,417	86,619
Randon e Participacoes SA	145,900	924,314
Sadia SA	330,000	955,112
*Sadia SA ADR	109,066	953,237
Sao Paulo Alpargatas SA	21,000	855,420
Saraiva SA Livreiros Editores	50,300	744,896
*Suzano Papel e Celullose SA	205,905	1,916,961
Tele Norte Leste Participacoes SA	27,000	413,882
Tele Norte Leste Participacoes SA ADR	146,300	2,251,557
Telecomunicacoes de Sao Paulo SA	31,600	738,448
Telecomunicacoes de Sao Paulo SA ADR	22,100	512,278
Telemar Norte Leste SA	69,300	1,857,162
Telemig Celular Participacoes SA	3,555	110,513
Telemig Celular Participacoes SA ADR	4,764	295,225
Tim Participacoes SA	33,270	73,824
Tim Participacoes SA ADR	83,580	1,840,432
Trafo Equipamentos Electricos SA	54,900	73,563
Ultrapar Participacoes SA	120,659	4,064,541
Ultrapar Participacoes SA Sponsored ADR	3,000	101,850
Uniao de Industrias Petroquimicas SA Series B	867,609	432,468
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	7,842,578
Vale SA Series A	237,528	4,105,737
Vivo Participacoes SA	81,000	1,842,063
*Votorantim Celulose e Papel SA	42,937	639,308
*Votorantim Celulose e Papel SA Sponsored ADR	141,300	2,111,022
Whirlpool SA	51,787	99,923

TOTAL BRAZIL		110,654,216

INDIA — (0.0%)
*Ispat Industries, Ltd.	97,131	7,029

TOTAL PREFERRED STOCKS		110,661,245

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. ADR Rights 08/21/09	16,027	216,365
*KB Financial Group, Inc. Rights 08/27/09	896	11,559
*KEC Corp. Rights 08/14/09	10,622	606

TOTAL SOUTH KOREA		228,530

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	11,425,426	16,787
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	133,300	8,030
*Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	54,225	9,401
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	55,383	2,035

TOTAL THAILAND		36,253

TOTAL RIGHTS/WARRANTS		264,783

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $4,440,000 FNMA 5.058%(r), 01/01/36, valued at $3,406,671) to be repurchased at $3,354,053	$3,354	$3,354,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund LP	342,330,468	342,330,468
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $4,053,212) to be repurchased at $3,973,803	$3,974	3,973,737

TOTAL SECURITIES LENDING COLLATERAL		346,304,205

TOTAL INVESTMENTS — (100.0%) (Cost $2,316,226,323)##		$2,616,053,148

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$165,177,774	$5,995	—	$165,183,769
Chile	46,696,647	—	—	46,696,647
China	97,411,939	189,490,453	—	286,902,392
Czech Republic	—	16,714,265	—	16,714,265
Hungary	706,630	24,208,674	—	24,915,304
India	21,763,661	254,162,969	—	275,926,630
Indonesia	5,428,727	55,863,146	—	61,291,873
Israel	49,260,153	54,940,099	—	104,200,252
Malaysia	85,166	96,019,638	—	96,104,804
Mexico	128,689,157	34,057	—	128,723,214
Philippines	2,017,261	12,567,181	—	14,584,442
Poland	—	45,320,339	—	45,320,339
Singapore	—	73,153	—	73,153
South Africa	36,552,190	200,451,570	—	237,003,760
South Korea	37,047,365	242,646,162	—	279,693,527
Taiwan	8,474,547	261,091,807	—	269,566,354
Thailand	44,888,280	5,668	—	44,893,948
Turkey	528,441	57,145,801	—	57,674,242
Preferred Stocks
Brazil	110,654,216	—	—	110,654,216
India	—	7,029	—	7,029
Rights/Warrants
South Korea	216,365	12,165	—	228,530
Thailand	16,787	19,466	—	36,253
Temporary Cash Investments	—	3,354,000	—	3,354,000
Securities Lending Collateral	—	346,304,205	—	346,304,205

TOTAL	$755,615,306	$1,860,437,842	—	$2,616,053,148

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2009

(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0)%
Investment in The DFA One Year Fixed Income Series of The DFA Investment Trust Company	334,434,075	$3,444,670,973

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,334,175,350)##		$3,444,670,973

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,444,670,973	—	—	$3,444,670,973

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	$3,111,508,201

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,072,663,202)##	$3,111,508,201

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,111,508,201	—	—	$3,111,508,201

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (82.7%)
AUSTRALIA — (5.0%)
Australia & New Zealand Banking Group, Ltd.
5.750%, 02/22/10	1,476	$1,244,223
(u)5.500%, 05/24/11	1,311	1,379,356
Commonwealth Bank of Australia
7.250%, 09/17/10	5,000	4,294,019
Toyota Finance Australia, Ltd.
5.730%, 12/14/09	2,098	1,755,210
Westpac Banking Corp. Floating Rate Note
(e)(r)1.285%, 12/22/09	1,750	2,489,240

TOTAL AUSTRALIA		11,162,048

AUSTRIA — (3.2%)
ASFINAG
(u)4.750%, 11/17/10	3,500	3,658,322
Oesterreichischen Kontrollbank AG
(u)2.875%, 03/15/11	3,500	3,574,659

TOTAL AUSTRIA		7,232,981

CANADA — (6.7%)
Bank of Nova Scotia
(g)4.625%, 01/25/11	1,700	2,912,224
Canadian Government Bond
1.250%, 06/01/11	6,900	6,408,081
Ontario, Province of
(t)5.750%, 09/02/09	500	418,596
(u)3.125%, 09/08/10	5,000	5,115,100

TOTAL CANADA		14,854,001

DENMARK — (2.8%)
Denmark, Kingdom of
6.000%, 11/15/09	2,600	503,991
Kommunekredit
5.500%, 08/13/09	29,750	5,695,741

TOTAL DENMARK		6,199,732

FINLAND — (0.8%)
Municipality Finance P.L.C.
(z)7.530%, 08/18/09	2,700	1,790,329

FRANCE — (4.1%)
Agence Francaise de Developpement
(u)1.750%, 01/18/11	3,500	3,520,717

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
FRANCE — (Continued)
BNP Paribas Finance, Inc. Floating Rate Note
(r)1.507%, 04/14/10	3,850	$5,499,868

TOTAL FRANCE		9,020,585

GERMANY — (9.0%)
Deutsche Bank AG Floating Rate Note
(r)1.410%, 09/08/09	2,000	2,855,147
Kreditanstalt fuer Wiederaufbau
(z)7.250%, 02/22/10	1,500	1,014,482
(z)8.000%, 01/14/11	4,302	3,015,378
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)3.250%, 10/29/10	4,500	4,589,136
(u)4.125%, 07/15/11	1,500	1,555,197
Landwirtschaftliche Rentenbank
3.375%, 09/22/09	2,300	3,295,457
(u)4.250%, 01/21/11	2,000	2,084,436
(t)6.500%, 05/04/11	1,000	862,403
Norddeutsche Landesbank Girozentrale AG
(z)6.500%, 11/11/09	1,053	700,920

TOTAL GERMANY		19,972,556

IRELAND — (2.7%)
General Electric Capital Corp. Floating Rate Note
(g)(r)1.846%, 02/01/10	3,600	5,923,547

NETHERLANDS — (7.7%)
Bank Nederlandse Gemeenten
(t)5.500%, 11/03/09	3,042	2,552,329
Deutsche Bahn Finance
(u)5.125%, 01/05/11	5,000	5,177,520
Nederlandse Waterschapsbank NV
(z)8.250%, 01/21/10	2,299	1,549,280
(t)7.375%, 02/18/11	2,000	1,737,352
Rabobank Nederland
3.750%, 09/15/09	3,310	4,731,270
(z)7.146%, 09/17/09	1,100	731,309
(n)3.500%, 10/06/09	3,900	638,022

TOTAL NETHERLANDS		17,117,082

NORWAY — (2.8%)
Kommunalbanken AS
(t)4.000%, 11/15/10	1,300	1,077,873
(u)3.250%, 06/15/11	5,000	5,111,295

TOTAL NORWAY		6,189,168

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (3.5%)
Instituto de Credito Oficial
(u)4.625%, 10/26/10	4,500	$4,680,760
Santander International Debt SA Floating Rate Note
(r)1.004%, 10/21/09	2,200	3,123,241

TOTAL SPAIN		7,804,001

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.7%)
Council of Europe Development Bank
(u)6.125%, 01/25/11	1,800	1,922,438
Eurofima
(z)6.500%, 10/21/10	4,000	2,736,509
European Investment Bank
(z)7.250%, 02/08/10	1,000	673,679
(z)6.250%, 09/30/10	3,252	2,206,958
(z)7.750%, 10/26/10	3,674	2,544,603
Inter-American Development Bank
(z)7.410%, 01/29/10	1,300	876,694
International Bank for Reconstruction & Development
(t)0.500%, 03/12/10	2,059	1,690,010

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		12,650,891

SWEDEN — (3.9%)
City of Stockholm
3.375%, 03/08/10	10,000	1,394,022
Sweden Government
4.000%, 12/01/09	11,000	1,543,369
Swedish Export Credit Corp.
(d)5.375%, 10/15/09	30,000	5,757,758

TOTAL SWEDEN		8,695,149

UNITED KINGDOM — (6.1%)
BP Capital Markets P.L.C.
(t)8.000%, 03/11/11	4,728	4,113,823
Lloyds TSB Bank P.L.C.
(u)2.300%, 04/01/11	5,500	5,574,910
Network Rail Infrastructure Finance P.L.C.
(u)3.000%, 01/24/11	3,800	3,893,548

TOTAL UNITED KINGDOM		13,582,281

	Face Amount
	(000)
UNITED STATES — (18.7%)
Bank of America Corp.
4.500%, 08/01/10	$1,472	1,495,977

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
UNITED STATES — (Continued)
Bank of New York Mellon Corp. Floating Rate Note
(r)1.416%, 02/05/10	$600	$600,598
Citibank NA
1.500%, 07/12/11	3,000	3,008,610
Goldman Sachs Group, Inc.
1.700%, 03/15/11	5,300	5,360,828
John Deere Capital Corp. Floating Rate Note
(r)0.803%, 10/16/09	2,100	2,101,447
(r)1.700%, 02/26/10	500	500,904
JPMorgan Chase & Co. Floating Rate Note
(r)0.351%, 05/07/10	1,500	1,498,872
(r)1.026%, 05/07/10	3,600	3,618,446
Morgan Stanley
2.900%, 12/01/10	2,000	2,053,170
Nestle Holdings, Inc.
(n)4.750%, 02/12/10	30,000	4,955,735
(z)8.250%, 03/31/10	2,000	1,360,647
Paccar Financial Corp. Floating Rate Note
(r)1.328%, 09/21/09	300	299,833
(e)(r)1.275%, 09/29/09	400	568,096
Regions Bank
2.750%, 12/10/10	2,000	2,050,026
Toyota Motor Credit Corp.
(t)5.800%, 10/27/09	2,248	1,883,562
(n)4.625%, 01/22/10	4,200	687,367
(z)7.660%, 04/26/10	2,800	1,860,276
Wal-Mart Stores, Inc.
4.000%, 01/15/10	2,500	2,540,403
Wells Fargo Bank & Co.
4.200%, 01/15/10	1,500	1,516,736
Wells Fargo Bank & Co. Floating Rate Note
(r)0.672%, 03/23/10	3,500	3,490,879

TOTAL UNITED STATES		41,452,412

TOTAL BONDS		183,646,763

AGENCY OBLIGATIONS — (14.7%)
Federal Farm Credit Bank
3.750%, 12/06/10	2,000	2,076,952
2.625%, 04/21/11	1,300	1,334,585
Federal Home Loan Bank
3.500%, 07/16/10	2,300	2,351,835
3.375%, 08/13/10	1,300	1,336,650
1.625%, 01/21/11	5,000	5,056,585
1.375%, 05/16/11	4,000	4,019,244
3.375%, 06/24/11	1,000	1,037,834
1.625%, 07/27/11	3,000	3,023,034
Federal Home Loan Mortgage Corporation
4.750%, 01/18/11	1,700	1,795,037

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
1.625%, 04/26/11	$2,500	$2,522,172
6.000%, 06/15/11	4,500	4,896,936
Federal National Mortgage Association
6.000%, 05/15/11	2,000	2,170,808
3.375%, 05/19/11	1,000	1,041,699

TOTAL AGENCY OBLIGATIONS		32,663,371

CERTIFICATES OF DEPOSIT INTEREST BEARING — (1.1%)
Barclays Bank P.L.C.
3.430%, 08/07/09	1,000	1,000,607
BNP Paribas Finance, Inc.
3.190%, 08/14/09	1,500	1,501,710

TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		2,502,317

TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $4,355,000 FNMA 5.058%(r), 01/01/36, valued at $3,341,453) to be repurchased at $3,290,052	3,290	3,290,000

TOTAL INVESTMENTS — (100.0%) (Cost $222,062,690)##		$222,102,451

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$11,162,048	—	$11,162,048
Austria	—	7,232,981	—	7,232,981
Canada	—	14,854,001	—	14,854,001
Denmark	—	6,199,732	—	6,199,732
Finland	—	1,790,329	—	1,790,329
France	—	9,020,585	—	9,020,585
Germany	—	19,972,556	—	19,972,556
Ireland	—	5,923,547	—	5,923,547
Netherlands	—	17,117,082	—	17,117,082
Norway	—	6,189,168	—	6,189,168
Spain	—	7,804,001	—	7,804,001
Supranational Organization Obligations	—	12,650,891	—	12,650,891
Sweden	—	8,695,149	—	8,695,149
United Kingdom	—	13,582,281	—	13,582,281
United States	—	41,452,412	—	41,452,412
Agency Obligations
United States	—	32,663,371	—	32,663,371
Certificates of Deposit Interest Bearing
United States	—	2,502,317	—	2,502,317
Temporary Cash Investments	—	3,290,000	—	3,290,000
Other Financial Instruments**	—	(44,354)	—	(44,354)

TOTAL	—	$222,058,097	—	$222,058,097

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (77.2%)
Federal Farm Credit Bank
3.750%, 12/06/10	$40,000	$41,539,040
2.625%, 04/17/14	31,500	31,050,243
Federal Home Loan Bank
1.625%, 01/21/11	40,000	40,452,680
4.625%, 02/18/11	21,500	22,708,149
1.375%, 05/16/11	4,000	4,019,244
2.625%, 05/20/11	50,200	51,550,079
3.375%, 06/24/11	6,300	6,538,354
5.375%, 08/19/11	50,000	53,960,500
3.750%, 09/09/11	40,000	42,002,560
3.625%, 09/16/11	50,000	52,401,200
4.875%, 11/18/11	50,000	53,887,800
5.750%, 05/15/12	150,000	165,993,150
4.625%, 10/10/12	100,000	108,190,700
5.250%, 06/18/14	41,000	45,502,989
Tennessee Valley Authority
5.625%, 01/18/11	10,930	11,680,432

TOTAL AGENCY OBLIGATIONS		731,477,120

U.S. TREASURY OBLIGATIONS — (22.2%)
U.S. Treasury Notes
2.750%, 10/31/13	50,000	51,062,500
2.000%, 11/30/13	112,000	110,774,945
1.750%, 01/31/14	50,000	48,754,000

TOTAL U.S. TREASURY OBLIGATIONS		210,591,445

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $7,195,000 FNMA 5.058%(r), 01/01/36, valued at $5,520,495) to be repurchased at $5,436,086	5,436	5,436,000

TOTAL INVESTMENTS — (100.0%) (Cost $927,557,833)##		$947,504,565

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$731,477,120	—	$731,477,120
U.S. Treasury Obligations	—	210,591,445	—	210,591,445
Temporary Cash Investments	—	5,436,000	—	5,436,000

TOTAL	—	$947,504,565	—	$947,504,565

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (74.2%)
AUSTRALIA — (1.2%)
National Australia Bank, Ltd.
(u)5.350%, 06/12/13	10,364	$10,930,766
SunCorp-Metway, Ltd.
(g)4.000%, 01/16/14	13,430	22,690,898

TOTAL AUSTRALIA		33,621,664

AUSTRIA — (3.9%)
Oesterreichischen Kontrollbank AG
(u)3.625%, 06/17/13	2,867	2,929,787
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j)1.600%, 02/15/11	10,546,000	109,676,394

TOTAL AUSTRIA		112,606,181

BELGIUM — (2.8%)
Belgium Government International Bond
(u)4.250%, 09/03/13	78,000	82,159,974

CANADA — (2.9%)
Ontario, Province of
(u)4.375%, 02/15/13	55,000	57,309,065
(u)4.100%, 06/16/14	25,000	26,017,825

TOTAL CANADA		83,326,890

FRANCE — (1.4%)
Dexia Municipal Agency
(f)4.000%, 03/08/10	18,000	17,124,802
Total Capital SA
(f)1.625%, 07/12/11	9,650	9,151,847
(g)4.625%, 03/07/12	2,014	3,505,081
(u)5.000%, 05/22/12	9,900	10,545,995

TOTAL FRANCE		40,327,725

GERMANY — (7.0%)
Bayerische Landesbank
(j)1.000%, 09/20/10	2,950,000	30,914,566
Kreditanstalt fuer Wiederaufbau
(g)4.875%, 01/15/13	5,000	8,809,159
(u)4.000%, 10/15/13	10,200	10,677,187
(g)3.250%, 02/24/14	7,500	12,435,499
(u)3.500%, 03/10/14	51,800	53,242,423
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)4.875%, 01/13/12	9,000	9,568,962

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank
(u)4.125%, 07/15/13	9,000	$9,428,895
(u)4.875%, 01/10/14	64,200	69,085,042

TOTAL GERMANY		204,161,733

NETHERLANDS — (3.8%)
Bank Nederlandse Gemeenten
(g)4.750%, 04/22/13	13,577	23,605,391
Nederlandse Waterschapsbank
(f)3.500%, 10/29/09	3,000	2,829,949
Rabobank Nederland
(j)0.800%, 02/03/11	8,185,000	85,208,683

TOTAL NETHERLANDS		111,644,023

NORWAY — (3.2%)
Eksportfinans
(j)1.800%, 06/21/10	7,298,000	77,603,057
Kommunalbanken AS
(g)4.875%, 12/10/12	8,965	15,677,458

TOTAL NORWAY		93,280,515

SPAIN — (2.4%)
Instituto de Credito Oficial
(j)1.500%, 09/20/12	2,480,000	26,427,876
(g)4.500%, 03/07/13	15,640	26,815,948
(u)3.250%, 05/14/13	15,600	15,801,739

TOTAL SPAIN		69,045,563

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.5%)
African Development Bank
(u)3.000%, 05/27/14	84,100	83,468,073
Asian Development Bank
(u)2.750%, 05/21/14	20,500	20,354,614
Council of Europe Development Bank
(g)4.625%, 03/07/12	12,800	22,387,705
(u)4.500%, 06/30/14	25,000	26,548,325
Eurofima
(u)4.250%, 09/05/13	40,100	42,128,699
(u)4.250%, 02/04/14	25,360	26,585,573
European Investment Bank
(u)3.000%, 04/08/14	10,500	10,577,857
(g)6.250%, 04/15/14	5,000	9,342,025
(u)3.125%, 06/04/14	50,000	50,549,750
Inter-American Development Bank
(u)3.000%, 04/22/14	13,463	13,583,588

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		305,526,209

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SWEDEN — (0.3%)
Kommuninvest
(f)2.250%, 12/14/09	9,260	$8,728,862

SWITZERLAND — (0.2%)
UBS AG
0.875%, 12/29/09	6,700	6,246,589

UNITED KINGDOM — (10.7%)
Barclays Bank P.L.C.
(u)5.200%, 07/10/14	35,800	37,127,607
BP Capital Markets P.L.C.
(u)5.250%, 11/07/13	77,000	84,369,362
Lloyds TSB Bank P.L.C.
2.750%, 03/16/12	27,400	45,785,699
Network Rail Infrastructure Finance P.L.C.
4.875%, 03/07/12	18,888	33,238,166
(u)3.500%, 06/17/13	24,000	24,655,080
United Kingdom Gilt
5.250%, 06/07/12	48,000	86,394,226

TOTAL UNITED KINGDOM		311,570,140

	Face Amount
	(000)
UNITED STATES — (23.9%)
3M Co.
4.375%, 08/15/13	$19,600	20,931,115
American International Group, Inc.
(j)1.400%, 04/03/12	2,260,000	12,435,672
Bank of America Corp.
4.900%, 05/01/13	54,265	54,562,806
Bank of New York Mellon Corp.
4.500%, 04/01/13	10,000	10,422,650
4.300%, 05/15/14	47,000	48,732,702
Citigroup Funding, Inc. Floating Rate Note
(r)1.351%, 10/22/09	86,000	85,957,774
General Electric Capital Corp.
(j)1.450%, 11/10/11	7,140,000	73,439,569
4.800%, 05/01/13	34,800	35,475,990
JPMorgan Chase & Co.
4.750%, 05/01/13	15,000	15,669,105
Merck & Co., Inc.
4.375%, 02/15/13	30,506	32,179,681
Microsoft Corp.
2.950%, 06/01/14	16,300	16,306,716
Paccar Financial Corp. Floating Rate Note
(r)1.634%, 12/03/10	37,900	37,884,802
(r)1.345%, 04/01/11	37,000	37,157,768

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
UNITED STATES — (Continued)
Toyota Motor Credit Corp.
(j)0.550%, 06/30/10	$3,323,000	$34,786,621
(j)1.300%, 03/16/12	5,550,000	57,420,813
Wal-Mart Stores, Inc.
4.250%, 04/15/13	18,500	19,327,191
7.250%, 06/01/13	47,800	54,876,551
3.200%, 05/15/14	5,000	5,039,595
Wells Fargo Bank & Co.
5.250%, 10/23/12	42,700	45,032,231

TOTAL UNITED STATES		697,639,352

TOTAL BONDS		2,159,885,420

AGENCY OBLIGATIONS — (24.6%)
Federal Farm Credit Bank
4.250%, 07/08/13	50,000	53,130,850
Federal Home Loan Bank
3.625%, 09/16/11	50,000	52,401,200
4.875%, 11/18/11	119,500	128,791,842
5.750%, 05/15/12	50,000	55,331,050
3.625%, 05/29/13	37,500	39,292,875
Federal Home Loan Mortgage Corporation
4.750%, 03/05/12	100,000	107,930,300
Federal National Mortgage Association
5.375%, 11/15/11	57,100	62,214,504
5.000%, 02/16/12	50,000	54,251,500
6.125%, 03/15/12	50,000	55,758,950
4.875%, 05/18/12	100,000	108,581,500

TOTAL AGENCY OBLIGATIONS		717,684,571

TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $41,395,000 FNMA 6.00%, 10/01/38, valued at $35,794,995) to be repurchased at $35,263,558	35,263	35,263,000

TOTAL INVESTMENTS — (100.0%) (Cost $2,744,225,280)##		$2,912,832,991

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	33,621,664	—	33,621,664
Austria	—	112,606,181	—	112,606,181
Belgium	—	82,159,974	—	82,159,974
Canada	—	83,326,890	—	83,326,890
France	—	40,327,725	—	40,327,725
Germany	—	204,161,733	—	204,161,733
Netherlands	—	111,644,023	—	111,644,023
Norway	—	93,280,515	—	93,280,515
Spain	—	69,045,563	—	69,045,563
Supranational Organization Obligations	—	305,526,209	—	305,526,209
Sweden	—	8,728,862	—	8,728,862
Switzerland	—	6,246,589	—	6,246,589
United Kingdom	—	311,570,140	—	311,570,140
United States	—	697,639,352	—	697,639,352
Agency Obligations
United States	—	717,684,571	—	717,684,571
Temporary Cash Investments	—	35,263,000	—	35,263,000
Other Financial Instruments**	—	(1,770,231)	—	(1,770,231)

TOTAL	—	$2,911,062,760	—	$2,911,062,760

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (67.1%)
Federal Farm Credit Bank
4.800%, 05/24/11	$3,300	$3,516,975
6.300%, 06/06/11	2,800	3,062,531
4.250%, 07/11/11	13,600	14,391,724
4.350%, 11/02/11	8,000	8,514,744
4.200%, 11/07/11	6,650	7,056,820
4.300%, 11/23/11	5,500	5,851,219
6.260%, 12/02/11	2,000	2,217,660
4.950%, 12/22/11	9,000	9,718,191
5.230%, 02/14/12	12,000	13,065,504
4.500%, 03/14/12	8,500	9,110,419
4.625%, 03/16/12	7,000	7,525,476
5.000%, 06/01/12	4,295	4,671,530
4.480%, 08/24/12	12,000	12,898,296
6.280%, 11/26/12	3,000	3,396,552
4.400%, 01/03/13	11,000	11,792,352
4.150%, 05/15/13	10,000	10,607,330
5.580%, 07/03/13	23,000	25,577,104
3.880%, 07/08/13	7,000	7,339,395
4.920%, 08/26/13	4,125	4,484,407
4.710%, 10/18/13	7,000	7,551,908
4.900%, 01/16/14	5,700	6,137,817
5.300%, 02/18/14	12,000	13,230,288
5.250%, 06/05/14	14,400	15,837,667
4.375%, 06/30/14	3,915	4,149,916
8.160%, 09/30/14	3,615	4,472,803
4.700%, 12/10/14	4,000	4,293,232
4.550%, 02/03/15	4,500	4,794,012
4.375%, 02/17/15	14,300	15,105,676
6.030%, 03/21/16	4,700	5,328,282
5.050%, 03/08/17	10,000	10,519,250
5.625%, 08/18/17	4,000	4,398,280
5.100%, 09/03/19	9,000	9,466,002
5.320%, 09/03/19	21,300	22,461,319
5.150%, 11/15/19	11,200	11,821,230
4.670%, 05/07/20	5,600	5,678,344
5.350%, 08/07/20	6,700	7,177,221
5.250%, 03/02/21	6,100	6,299,293
5.220%, 02/22/22	5,000	5,101,135
5.210%, 12/19/22	21,200	22,253,492
Federal Home Loan Bank
7.200%, 06/14/11	3,000	3,332,850
5.750%, 08/15/11	12,000	13,042,524
5.000%, 10/13/11	25,000	26,939,500

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
5.625%, 11/15/11	$5,000	$5,463,805
5.625%, 02/15/12	6,100	6,698,178
5.750%, 05/15/12	8,300	9,184,954
4.625%, 08/15/12	15,175	16,365,251
4.500%, 11/15/12	18,000	19,383,930
5.126%, 02/28/13	5,615	6,176,500
3.875%, 06/14/13	12,600	13,314,672
5.375%, 06/14/13	52,400	58,137,014
4.500%, 09/16/13	11,000	11,876,854
6.395%, 06/03/14	5,200	6,038,864
5.250%, 06/18/14	50,300	55,824,399
6.700%, 06/25/14	12,500	14,695,225
5.500%, 08/13/14	35,500	39,805,192
4.500%, 11/14/14	4,000	4,296,960
4.875%, 03/11/16	13,600	14,651,198
5.375%, 09/09/16	6,000	6,554,892
5.000%, 11/17/17	7,000	7,552,398
4.625%, 09/11/20	11,200	11,258,632
5.000%, 03/12/21	5,200	5,450,287
5.000%, 12/10/21	39,500	42,664,266
5.750%, 06/10/22	19,500	21,730,508
4.750%, 03/10/23	22,200	22,468,886
Tennessee Valley Authority
6.790%, 05/23/12	37,600	42,492,286
6.000%, 03/15/13	28,100	31,538,990
4.750%, 08/01/13	12,500	13,443,725
6.250%, 12/15/17	10,000	11,561,210

TOTAL AGENCY OBLIGATIONS		892,819,346

U.S. TREASURY OBLIGATIONS — (32.1%)
U.S. Treasury Bonds
11.250%, 02/15/15	15,500	22,299,416
10.625%, 08/15/15	11,000	15,729,142
9.875%, 11/15/15	11,600	16,211,000
9.250%, 02/15/16	9,000	12,329,298
7.250%, 05/15/16	6,000	7,528,596
7.500%, 11/15/16	10,800	13,779,277
9.000%, 11/15/18	12,200	17,460,298
8.125%, 08/15/19	3,800	5,208,375
8.750%, 08/15/20	7,700	11,043,486
8.125%, 05/15/21	27,100	37,643,580
7.250%, 08/15/22	21,000	27,703,599
6.250%, 08/15/23	5,000	6,112,500
U.S. Treasury Notes
4.875%, 02/15/12	51,800	56,352,754
4.375%, 08/15/12	54,700	59,178,563
4.000%, 11/15/12	9,700	10,397,188

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
3.875%, 02/15/13	$27,600	$29,491,042
3.625%, 05/15/13	7,700	8,155,986
4.250%, 08/15/13	30,100	32,592,641
4.000%, 02/15/14	10,500	11,254,688
4.250%, 08/15/14	15,500	16,759,375
4.875%, 08/15/16	8,200	9,103,279

TOTAL U.S. TREASURY OBLIGATIONS		426,334,083

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $15,915,000 FHLMC 6.040%(r), 11/01/36, valued at $10,563,426) to be repurchased at $10,406,165	10,406	10,406,000

TOTAL INVESTMENTS — (100.0%) (Cost $1,240,943,223)##		$1,329,559,429

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$892,819,346	—	$892,819,346
U.S. Treasury Obligations	—	426,334,083	—	426,334,083
Temporary Cash Investments	—	10,406,000	—	10,406,000

TOTAL	—	$1,329,559,429	—	$1,329,559,429

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (8.6%)
Federal Farm Credit Bank
2.625%, 04/17/14	$2,000	$1,971,444
Federal Home Loan Bank
1.625%, 03/16/11	6,600	6,666,963
Federal Home Loan Mortgage Corporation
3.250%, 02/25/11	6,500	6,718,023
Federal National Mortgage Association
1.750%, 03/23/11	6,600	6,671,313

TOTAL AGENCY OBLIGATIONS		22,027,743

BONDS — (87.9%)
Abbott Laboratories
5.600%, 05/15/11	600	641,042
Aetna, Inc.
5.750%, 06/15/11	1,100	1,153,783
African Development Bank
1.875%, 01/23/12	1,000	997,800
3.000%, 05/27/14	2,000	1,989,600
Alcoa, Inc.
6.000%, 01/15/12	1,000	1,023,859
Allied Waste North America, Inc.
6.375%, 04/15/11	1,100	1,138,500
Allstate Corp.
7.500%, 06/15/13	1,100	1,212,162
Altria Group, Inc.
7.750%, 02/06/14	1,100	1,241,387
American Express Credit Corp.
5.875%, 05/02/13	1,000	1,028,933
7.300%, 08/20/13	1,100	1,174,197
Anadarko Petroleum Corp.
5.000%, 10/01/12	600	607,958
7.625%, 03/15/14	500	561,939
Anheuser-Busch Cos., Inc.
6.000%, 04/15/11	300	315,462
Apache Corp.
6.000%, 09/15/13	1,100	1,206,168
Appalachian Power Co.
5.650%, 08/15/12	600	630,616
Archer-Daniels-Midland Co.
7.125%, 03/01/13	800	911,972
Arizona Public Service Co.
6.500%, 03/01/12	600	634,822
AT&T, Inc.
6.700%, 11/15/13	1,100	1,242,892

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Atmos Energy Corp.
7.375%, 05/15/11	$800	$862,574
Australia & New Zealand Banking Group, Ltd.
5.125%, 11/14/11	2,400	2,527,423
Austria Government International Bond
5.500%, 02/22/12	3,020	3,253,546
AutoZone, Inc.
5.875%, 10/15/12	760	789,277
Avon Products, Inc.
5.125%, 01/15/11	1,100	1,144,079
Baker Hughes, Inc.
6.500%, 11/15/13	870	972,435
Bank of America Corp.
5.375%, 09/11/12	2,100	2,157,305
Bank of New York Mellon Corp.
4.950%, 11/01/12	2,500	2,671,845
4.300%, 05/15/14	2,000	2,073,732
Barclays Bank P.L.C.
5.450%, 09/12/12	2,700	2,866,088
Baxter International, Inc.
4.000%, 03/01/14	1,100	1,139,028
BB&T Corp.
3.850%, 07/27/12	500	503,761
5.700%, 04/30/14	1,000	1,030,006
Bear Stearns Cos LLC
5.500%, 08/15/11	1,600	1,682,762
Belgium Government International Bond
4.250%, 09/03/13	1,000	1,053,333
BHP Billiton Finance USA, Ltd.
5.125%, 03/29/12	600	629,939
5.500%, 04/01/14	500	543,109
Black & Decker Corp.
7.125%, 06/01/11	1,430	1,481,556
Boeing Capital Corp.
7.375%, 09/27/10	600	633,680
Boeing Co.
5.000%, 03/15/14	500	535,844
BP Capital Markets P.L.C.
3.125%, 03/10/12	3,500	3,598,049
5.250%, 11/07/13	1,000	1,095,706
Bristol-Myers Squibb Co.
5.250%, 08/15/13	600	640,748
Brown-Forman Corp.
5.000%, 02/01/14	600	633,002
Burlington Northern Santa Fe Corp.
5.900%, 07/01/12	1,100	1,194,086
Caisse d’Amortissement de la Dette Sociale
4.125%, 12/09/11	1,400	1,477,654

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Campbell Soup Co.
4.875%, 10/01/13	$1,000	$1,072,301
Canadian National Railway Co.
4.400%, 03/15/13	600	621,678
Capital One Financial Corp.
7.375%, 05/23/14	1,000	1,084,105
Caterpillar Financial Services Corp.
6.200%, 09/30/13	1,076	1,147,375
CenterPoint Energy Resources Corp.
7.875%, 04/01/13	600	646,359
CIGNA Corp.
6.375%, 10/15/11	1,000	1,030,769
Cisco Systems, Inc.
5.250%, 02/22/11	1,100	1,164,297
Citigroup, Inc.
6.000%, 02/21/12	1,100	1,114,015
6.500%, 08/19/13	1,000	1,018,991
CNA Financial Corp.
6.000%, 08/15/11	1,000	970,300
Coca-Cola Enterprises, Inc.
7.375%, 03/03/14	1,100	1,280,837
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	600	689,388
Commonwealth Bank of Australia
4.750%, 01/27/11	1,800	1,848,906
ConAgra Foods, Inc.
6.750%, 09/15/11	800	869,986
ConocoPhillips
4.750%, 02/01/14	600	638,340
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/13	600	606,227
Credit Suisse
5.000%, 05/15/13	600	628,671
Credit Suisse USA, Inc.
5.125%, 01/15/14	500	523,984
CSX Corp.
6.750%, 03/15/11	600	630,645
5.500%, 08/01/13	500	519,733
CVS Caremark Corp.
5.750%, 08/15/11	600	637,103
Dell, Inc.
4.700%, 04/15/13	600	625,445
5.625%, 04/15/14	500	539,752
Detroit Edison Co.
6.400%, 10/01/13	600	659,433
Deutsche Bank AG
4.875%, 05/20/13	1,100	1,149,223
Deutsche Telekom International Finance
5.250%, 07/22/13	1,000	1,054,420

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Devon Energy Corp.
5.625%, 01/15/14	$1,100	$1,178,571
Diageo Capital P.L.C.
5.200%, 01/30/13	600	635,586
Dominion Resources, Inc.
5.000%, 03/15/13	600	625,931
Dover Corp.
6.500%, 02/15/11	1,100	1,179,710
DTE Energy Co.
7.625%, 05/15/14	1,000	1,066,120
Duke Energy Ohio, Inc.
5.700%, 09/15/12	450	490,743
E.I. Du Pont de Nemours & Co.
4.750%, 11/15/12	1,000	1,071,703
5.875%, 01/15/14	600	663,109
Eaton Corp.
5.950%, 03/20/14	600	635,668
Eksportfinans
5.000%, 02/14/12	1,900	2,025,229
Eli Lilly & Co.
3.550%, 03/06/12	600	623,054
Embarq Corp.
6.738%, 06/01/13	600	630,306
Emerson Electric Co.
5.625%, 11/15/13	480	527,980
Enbridge Energy Partners LP
4.750%, 06/01/13	800	784,655
Enterprise Products Operating LLC
9.750%, 01/31/14	600	719,660
Export Development Canada
2.375%, 03/19/12	1,000	1,014,705
FirstEnergy Corp.
6.450%, 11/15/11	1,100	1,173,391
Fortune Brands, Inc.
4.875%, 12/01/13	600	585,477
FPL Group Capital, Inc.
5.625%, 09/01/11	800	855,882
General Dynamics Corp.
5.250%, 02/01/14	1,100	1,190,720
General Electric Capital Corp.
5.875%, 02/15/12	600	635,764
4.800%, 05/01/13	1,000	1,019,425
General Mills, Inc.
6.000%, 02/15/12	600	648,826
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	1,100	1,167,309
Goldman Sachs Group, Inc.
4.750%, 07/15/13	1,600	1,648,680

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Halliburton Co.
5.500%, 10/15/10	$600	$626,789
Hess Corp.
7.000%, 02/15/14	1,100	1,215,760
Hewlett-Packard Co.
6.125%, 03/01/14	1,100	1,235,319
Home Depot, Inc.
5.200%, 03/01/11	1,100	1,142,413
Honeywell International, Inc.
3.875%, 02/15/14	1,100	1,130,590
Hydro-Quebec
6.300%, 05/11/11	800	867,721
ICI Wilmington, Inc.
5.625%, 12/01/13	1,000	991,048
Instituto de Credito Oficial
5.375%, 07/02/12	3,800	4,090,343
International Business Machines Corp.
6.500%, 10/15/13	1,000	1,138,618
John Deere Capital Corp.
7.000%, 03/15/12	1,100	1,220,319
Johnson Controls, Inc.
4.875%, 09/15/13	1,000	964,411
Kansas City Power & Light Co.
6.500%, 11/15/11	800	858,796
Kellogg Co.
6.600%, 04/01/11	600	645,347
Kerr-McGee Corp.
6.875%, 09/15/11	400	430,952
Kinder Morgan Energy Partners LP
7.125%, 03/15/12	500	541,231
5.850%, 09/15/12	600	633,788
Kohl’s Corp.
7.375%, 10/15/11	600	644,716
Kommuninvest I Sverige
5.375%, 07/03/12	3,800	4,088,253
Kraft Foods, Inc.
6.250%, 06/01/12	1,100	1,195,535
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900	1,964,644
4.750%, 05/15/14	1,000	1,074,275
Kroger Co.
6.800%, 04/01/11	600	640,478
Lafarge SA
6.150%, 07/15/11	800	824,604
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	1,000	1,063,218
Landwirtschaftliche Rentenbank
4.125%, 07/15/13	1,800	1,885,779

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Lowe’s Companies, Inc.
8.250%, 06/01/10	$600	$635,048
Marathon Oil Corp.
6.500%, 02/15/14	1,100	1,212,845
Marriott International, Inc.
4.625%, 06/15/12	1,100	1,078,326
Marsh & McLennan Cos., Inc.
6.250%, 03/15/12	600	617,165
McDonald’s Corp.
4.300%, 03/01/13	600	625,693
McKesson Corp.
6.500%, 02/15/14	1,100	1,191,067
Medtronic, Inc.
4.500%, 03/15/14	1,100	1,160,336
MetLife, Inc.
5.375%, 12/15/12	600	617,992
Monsanto Co.
7.375%, 08/15/12	700	799,291
Morgan Stanley
5.250%, 11/02/12	1,000	1,017,128
5.300%, 03/01/13	1,100	1,130,085
National Rural Utilities Cooperative Finance Corp.
7.250%, 03/01/12	1,100	1,214,922
Network Rail Infrastructure Finance P.L.C.
2.000%, 01/17/12	2,600	2,613,354
Newell Rubbermaid, Inc.
4.000%, 05/01/10	170	170,743
Nisource Finance Corp.
6.150%, 03/01/13	1,000	1,000,383
Nordstrom, Inc.
6.750%, 06/01/14	1,000	1,075,832
Norfolk Southern Corp.
8.625%, 05/15/10	600	633,896
Northern States Power Co.
8.000%, 08/28/12	800	926,684
Northern Trust Corp.
5.500%, 08/15/13	1,000	1,082,217
Northrop Grumman Systems Corp.
7.125%, 02/15/11	800	857,920
Occidental Petroleum Corp.
7.000%, 11/01/13	1,100	1,258,768
Oesterreichischen Kontrollbank AG
3.125%, 10/14/11	1,900	1,945,908
4.750%, 11/08/11	1,800	1,912,869
4.750%, 10/16/12	1,000	1,068,754
ONEOK Partners LP
5.900%, 04/01/12	600	630,763
Ontario Electricity Financial Corp.
7.450%, 03/31/13	1,000	1,139,467

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Ontario, Province of
4.100%, 06/16/14	$5,400	$5,619,850
Oracle Corp.
4.950%, 04/15/13	1,100	1,178,189
Pacific Gas & Electric Co.
4.800%, 03/01/14	600	632,963
Packaging Corp. of America
5.750%, 08/01/13	800	810,779
Panhandle Eastern Pipeline Co.
6.050%, 08/15/13	600	630,319
Pepco Holdings, Inc.
6.450%, 08/15/12	1,100	1,164,918
PepsiAmericas, Inc.
4.375%, 02/15/14	1,100	1,133,164
Philip Morris International, Inc.
4.875%, 05/16/13	1,100	1,162,140
Pitney Bowes, Inc.
4.625%, 10/01/12	800	837,800
PNC Funding Corp.
5.125%, 12/14/10	600	609,991
5.400%, 06/10/14	500	515,886
Potash Corp of Saskatchewan, Inc.
7.750%, 05/31/11	600	658,260
PPL Energy Supply LLC
6.300%, 07/15/13	600	641,769
Praxair, Inc.
6.375%, 04/01/12	600	659,875
Progress Energy, Inc.
7.100%, 03/01/11	600	638,162
PSEG Power LLC
5.000%, 04/01/14	1,000	1,037,350
Rabobank Nederland NV
4.200%, 05/13/14	4,000	4,084,988
Reynolds American, Inc.
6.500%, 07/15/10	600	614,329
7.250%, 06/01/13	500	527,921
Royal Bank of Canada
5.650%, 07/20/11	2,200	2,361,405
Ryder System, Inc.
6.000%, 03/01/13	600	617,818
Safeway, Inc.
4.950%, 08/16/10	600	615,190
5.800%, 08/15/12	500	540,062
Sara Lee Corp.
6.250%, 09/15/11	1,100	1,161,516
Southern California Edison Co.
5.750%, 03/15/14	800	881,049
Southern Co.
5.300%, 01/15/12	1,600	1,703,685

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
State Street Corp.
4.300%, 05/30/14	$1,000	$1,014,724
SunTrust Banks, Inc.
5.250%, 11/05/12	600	600,871
Svensk Exportkredit AB
4.875%, 09/29/11	1,000	1,060,857
Tampa Electric Co.
6.375%, 08/15/12	600	638,522
Target Corp.
6.350%, 01/15/11	600	639,476
5.875%, 03/01/12	500	544,613
Time Warner Cable, Inc.
5.400%, 07/02/12	800	854,266
6.200%, 07/01/13	800	868,773
Total Capital SA
5.000%, 05/22/12	2,900	3,089,231
Toyota Motor Credit Corp.
4.250%, 06/27/11	2,500	2,586,112
TransCanada Pipelines, Ltd.
4.000%, 06/15/13	800	814,041
Transocean, Inc.
5.250%, 03/15/13	595	627,964
Unilever Capital Corp.
3.650%, 02/15/14	1,150	1,176,565
Union Pacific Corp.
6.650%, 01/15/11	1,100	1,153,479
United Technologies Corp.
6.100%, 05/15/12	600	659,741
UnitedHealth Group, Inc.
5.250%, 03/15/11	1,100	1,137,552
Valero Energy Corp.
6.875%, 04/15/12	1,600	1,721,232
Veolia Environnement
5.250%, 06/03/13	800	832,214
Verizon Communications, Inc.
4.350%, 02/15/13	600	622,658
5.250%, 04/15/13	500	536,164
Viacom, Inc.
5.750%, 04/30/11	1,100	1,149,236
Wal-Mart Stores, Inc.
7.250%, 06/01/13	1,000	1,148,045
3.200%, 05/15/14	3,000	3,023,757
Walt Disney Co.
4.700%, 12/01/12	500	540,506
4.500%, 12/15/13	1,100	1,166,482
Waste Management, Inc.
6.375%, 11/15/12	655	702,118
5.000%, 03/15/14	258	256,311

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Wellpoint Health Networks, Inc.
6.375%, 01/15/12	$600	$633,282
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,600	2,742,009
Western Union Co.
6.500%, 02/26/14	600	655,131
WR Berkley Corp.
5.875%, 02/15/13	1,000	945,475
XTO Energy, Inc.
5.750%, 12/15/13	600	640,122
Yum! Brands, Inc.
8.875%, 04/15/11	820	892,404

TOTAL BONDS		225,919,860

TEMPORARY CASH INVESTMENTS — (3.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $10,680,000 FNMA 5.00%, 06/01/23, valued at $9,092,446) to be repurchased at $8,957,142	8,957	8,957,000

TOTAL INVESTMENTS — (100.0%) (Cost $250,161,675)##		$256,904,603

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$22,027,743	—	$22,027,743
Bonds	—	225,919,860	—	225,919,860
Temporary Cash Investments	—	8,957,000	—	8,957,000

TOTAL	—	$256,904,603	—	$256,904,603

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (98.7%)
U.S. Treasury Inflation Notes
1.875%, 07/15/13	$10,700	$12,687,493
2.000%, 01/15/14	44,800	52,866,891
2.000%, 07/15/14	49,700	57,491,203
1.625%, 01/15/15	49,600	55,337,750
1.875%, 07/15/15	51,600	57,382,853
2.000%, 01/15/16	44,050	48,200,129
2.500%, 07/15/16	44,700	49,682,358
2.375%, 01/15/17	41,400	45,846,918
2.625%, 07/15/17	42,100	46,368,651
1.625%, 01/15/18	27,000	27,429,973
1.375%, 07/15/18	13,300	12,838,361
2.125%, 01/15/19	11,400	11,779,953
2.375%, 01/15/25	24,500	28,340,734
2.000%, 01/15/26	22,400	23,409,313
2.375%, 01/15/27	15,300	16,578,397
1.750%, 01/15/28	22,200	21,066,509
3.625%, 04/15/28	11,200	17,806,043
2.500%, 01/15/29	8,300	8,636,053
3.875%, 04/15/29	16,400	26,678,913

TOTAL U.S. TREASURY OBLIGATIONS		620,428,495

TEMPORARY CASH INVESTMENTS — (1.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $9,580,000 FNMA 5.00%, 08/25/18, valued at $8,142,872) to be repurchased at $8,020,127	8,020	8,020,000

TOTAL INVESTMENTS — (100.0%) (Cost $621,920,441)##		$628,448,495

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$620,428,495	—	$620,428,495
Temporary Cash Investments	—	8,020,000	—	8,020,000

TOTAL	—	$628,448,495	—	$628,448,495

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.4%)
ARIZONA — (3.4%)
Arizona State Transportation Board (RB)
5.000%, 07/01/13	$8,000	$9,084,240
Maricopa County Unified School District (GO)
7.400%, 07/01/10	3,485	3,698,003
Maricopa County Unified School District (GO) (FSA)
5.000%, 07/01/13	6,800	7,682,844
Salt River Project Agricultural Improvement and Power District (RB) Series A
5.000%, 01/01/14	7,000	7,928,620
Scottsdale Municipal Property Corp (RB)
5.000%, 07/01/13	3,070	3,486,077
Town of Gilbert (GO)
5.000%, 07/01/14	3,600	4,113,036

TOTAL ARIZONA		35,992,820

ARKANSAS — (0.6%)
Arkansas State (GO) Series A
5.500%, 08/01/09	3,885	3,885,000
Fort Smith Water & Sewer (RB) Series A (FSA)
5.000%, 10/01/09	2,850	2,870,349

TOTAL ARKANSAS		6,755,349

CALIFORNIA — (2.8%)
California State (GO)
5.250%, 11/01/09	7,695	7,767,025
California State Department Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,900	2,142,972
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	9,100	9,485,385
California State Economic Recovery (GO) Series A (MBIA)
5.000%, 07/01/12	8,400	9,033,780
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA)
5.000%, 10/01/09	800	805,176

TOTAL CALIFORNIA		29,234,338

COLORADO — (0.9%)
Arapahoe County School District (GO) (FSA)
5.000%, 12/15/10	9,000	9,491,670

CONNECTICUT — (2.7%)
Connecticut State (GO)
5.000%, 03/15/12	5,000	5,510,050
Connecticut State (GO) Series A
5.000%, 03/01/13	3,855	4,339,766
5.000%, 04/15/13	4,000	4,516,640

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
Connecticut State (GO) Series B
5.000%, 12/01/13	$5,000	$5,731,900
Connecticut State (GO) Series C
5.000%, 12/15/09	4,000	4,067,360
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA)
5.000%, 12/01/12	4,000	4,499,120

TOTAL CONNECTICUT		28,664,836

DELAWARE — (2.5%)
Delaware State (GO)
5.000%, 08/01/12	11,370	12,734,514
Delaware State (GO) Series B
5.000%, 02/01/11	7,470	7,933,439
5.000%, 02/01/12	5,000	5,511,250

TOTAL DELAWARE		26,179,203

FLORIDA — (5.6%)
Broward County (GO)
5.000%, 01/01/14	5,000	5,715,700
City of Gainesville (RB) Series C
5.000%, 10/01/10	2,265	2,371,750
Florida State Board of Education (GO) Series 2006C
5.000%, 06/01/12	2,935	3,228,030
Florida State Board of Education (GO) Series B
5.250%, 06/01/13	3,700	4,163,536
Florida State Board of Education (GO) Series D
5.000%, 06/01/13	13,085	14,604,038
Florida State Board of Education (GO) Series H
5.250%, 06/01/12	4,650	5,146,341
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA)
5.000%, 07/01/11	5,330	5,621,231
5.000%, 07/01/11	5,130	5,410,303
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA)
5.000%, 07/01/11	5,800	6,116,912
Gainesville Utilities Systems (RB) Series C (FSA)
5.000%, 10/01/09	4,000	4,027,680
Johns River Power Park System (RB) Series 21
5.000%, 10/01/11	2,325	2,511,372

TOTAL FLORIDA		58,916,893

GEORGIA — (6.4%)
De Kalb County School District (GO)
5.000%, 02/01/12	21,330	23,410,955
Georgia State (GO) Series C
5.500%, 07/01/12	8,400	9,490,068
Georgia State (GO) Series D
5.800%, 11/01/09	2,010	2,036,130

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
GEORGIA — (Continued)
5.000%, 08/01/12	$7,100	$7,940,924
Georgia State (GO) Series G
5.000%, 10/01/12	8,000	8,991,440
Henry County School District (GO) Series A
5.000%, 04/01/13	14,000	15,816,360

TOTAL GEORGIA		67,685,877

HAWAII — (1.4%)
City & County of Honolulu (GO) (ETM) Series A (MBIA)
5.000%, 03/01/10	1,255	1,288,032
City & County of Honolulu (GO) Series A (MBIA)
5.000%, 03/01/10	745	763,610
City & County of Honolulu (GO) Series C (MBIA)
5.000%, 07/01/12	5,000	5,539,400
Hawaii State (GO) Series CY (FSA)
5.750%, 02/01/13	4,750	5,449,438
Hawaii State (GO) Series DE
5.000%, 10/01/12	1,340	1,499,406

TOTAL HAWAII		14,539,886

ILLINOIS — (1.6%)
City of Chicago (GO) Series A (FSA)
5.000%, 01/01/13	8,150	8,962,229
Cook County (GO) Series D (AMBAC)
5.250%, 11/15/12	2,000	2,230,800
Illinois State (GO) First Series (MBIA)
5.125%, 10/01/11	5,300	5,723,576

TOTAL ILLINOIS		16,916,605

KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA)
5.000%, 10/01/11	5,770	6,273,836

KENTUCKY — (1.5%)
Kentucky Asset Liability Commission (RB) First Series (MBIA)
5.000%, 09/01/11	14,300	15,338,609

MARYLAND — (3.4%)
Baltimore County (GO)
5.000%, 02/01/12	1,700	1,869,388
County of Baltimore (GO)
5.000%, 02/01/14	4,750	5,415,855
Maryland State (GO)
5.250%, 02/15/12	5,000	5,546,350
5.500%, 08/01/13	6,000	6,976,500

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series B
5.000%, 02/15/13	$14,000	$15,821,820

TOTAL MARYLAND		35,629,913

MASSACHUSETTS — (2.8%)
City of Boston (GO) Series A
5.000%, 04/01/14	4,650	5,318,252
Commonwealth of Massachusetts (GO) Series D
5.500%, 11/01/13	7,550	8,772,118
Commonwealth of Massachusetts (RB) Series A
5.500%, 12/15/13	9,450	10,966,063
University of Massachusetts Building Authority (RB) Series 1
5.250%, 11/01/13	3,490	4,042,607

TOTAL MASSACHUSETTS		29,099,040

MICHIGAN — (3.7%)
Kent County (GO) Series A
5.000%, 11/01/09	7,235	7,312,921
Michigan Municipal Bond Authority (RB)
5.000%, 10/01/13	3,240	3,639,427
5.500%, 10/01/13	15,085	17,244,720
Michigan State (GO)
5.500%, 12/01/13	10,000	11,169,300

TOTAL MICHIGAN		39,366,368

MINNESOTA — (3.1%)
City of Minneapolis (GO)
5.000%, 12/01/10	6,840	7,224,476
Minnesota Public Facilities Authority (RB) Series B
5.000%, 03/01/14	5,800	6,635,722
Minnesota State (GO)
5.000%, 08/01/09	2,600	2,600,000
5.000%, 06/01/11	7,050	7,599,195
5.250%, 11/01/12	8,000	9,069,840

TOTAL MINNESOTA		33,129,233

MISSISSIPPI — (0.7%)
Mississippi State (GO) Series A
5.375%, 12/01/12	3,350	3,795,919
Mississippi State (GO) Series B
5.000%, 10/01/09	4,000	4,027,600

TOTAL MISSISSIPPI		7,823,519

NEVADA — (4.3%)
Clark County (GO) (AMBAC)
5.000%, 11/01/11	5,010	5,376,131

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEVADA — (Continued)
Clark County School District (GO) Series A (AMBAC)
4.500%, 06/15/11	$11,000	$11,663,850
Nevada State (GO)
5.000%, 06/01/13	12,990	14,371,356
5.000%, 12/01/13	1,400	1,563,184
Nevada State (GO) Series A
5.000%, 02/01/10	10,045	10,257,954
5.000%, 02/01/12	2,000	2,160,680

TOTAL NEVADA		45,393,155

NEW JERSEY — (3.1%)
Monmouth County (GO)
4.250%, 09/15/12	5,115	5,622,920
New Jersey State (GO)
5.000%, 04/01/13	3,900	4,379,271
New Jersey State (GO) (ETM)
5.250%, 08/01/12	8,400	9,459,240
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC)
5.250%, 12/15/09	6,130	6,219,069
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA)
5.500%, 12/15/11	6,035	6,588,409

TOTAL NEW JERSEY		32,268,909

NEW MEXICO — (2.2%)
New Mexico State (GO)
5.000%, 03/01/12	10,260	11,296,773
New Mexico State Severance Tax (RB) (MBIA)
5.000%, 07/01/10	11,385	11,832,431

TOTAL NEW MEXICO		23,129,204

NEW YORK — (4.7%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC)
5.000%, 11/15/09	3,415	3,457,175
New York City (GO) Series C
5.000%, 08/01/10	5,000	5,189,250
New York City (GO) Series G
5.000%, 08/01/10	5,040	5,230,764
New York City (GO) Series H
5.000%, 08/01/12	3,000	3,278,130
New York City (GO) Series J-1
5.000%, 08/01/10	11,180	11,625,747
New York State (GO) Series A
3.500%, 03/15/12	1,755	1,863,108
New York State Dormitory Authority (RB)
5.000%, 07/01/13	4,590	5,227,092
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/14	7,500	8,475,675

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Tollway Authority (RB) (MBIA)
5.000%, 01/01/10	$5,000	$5,084,800

TOTAL NEW YORK		49,431,741

NORTH CAROLINA — (4.3%)
Guilford County (GO) Series C
5.000%, 10/01/12	8,040	9,033,744
North Carolina State (GO) Series A
5.000%, 03/01/11	13,000	13,863,980
5.000%, 06/01/11	10,000	10,780,900
5.500%, 03/01/14	3,000	3,500,850
Wake County (GO)
4.500%, 03/01/13	7,800	8,677,110

TOTAL NORTH CAROLINA		45,856,584

OHIO — (5.2%)
Cincinnati City School District (GO) (FSA)
5.000%, 12/01/13	11,730	13,500,174
City of Columbus (GO) Series 2
5.000%, 07/01/13	3,000	3,412,710
5.000%, 07/01/14	4,605	5,289,165
Ohio State (GO)
5.500%, 11/01/12	8,615	9,752,869
5.000%, 05/01/14	5,000	5,645,850
Ohio State (GO) Series E
5.000%, 09/15/11	10,470	11,344,873
Ohio State Building Authority (RB) (FSA)
5.000%, 10/01/09	2,755	2,774,092
Ohio State Common Schools (GO) Series A
5.000%, 09/15/09	2,565	2,578,082

TOTAL OHIO		54,297,815

OKLAHOMA — (0.7%)
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/10	7,160	7,287,376

PENNSYLVANIA — (2.9%)
Commonwealth of Pennsylvania (GO) First Series
5.000%, 08/01/11	13,000	14,080,560
Commonwealth of Pennsylvania (GO) First Series (MBIA)
5.000%, 01/01/10	3,500	3,563,700
5.250%, 02/01/13	5,755	6,525,825
Commonwealth of Pennsylvania (GO) First Series A
5.000%, 11/01/10	3,000	3,158,040

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Second Series (FGIC)
5.000%, 10/01/09	$2,950	$2,970,738

TOTAL PENNSYLVANIA		30,298,863

RHODE ISLAND — (1.1%)
Rhode Island State and Providence Plantations (GO) Series B
5.000%, 08/01/12	5,200	5,783,284
5.000%, 08/01/13	4,700	5,326,792

TOTAL RHODE ISLAND		11,110,076

SOUTH CAROLINA — (0.1%)
Richland County School District No. 2 (GO) Series B (FGIC)
5.000%, 02/01/10	1,500	1,532,175

TENNESSEE — (3.0%)
County of Knox (GO)
5.500%, 04/01/14	6,300	7,336,350
Hamilton County (GO)
5.000%, 03/01/11	5,700	6,075,117
5.000%, 03/01/12	5,095	5,605,723
Shelby County (GO)
5.000%, 04/01/14	8,345	9,500,198
Tennessee State (GO) Series A
5.000%, 05/01/14	3,000	3,435,600

TOTAL TENNESSEE		31,952,988

TEXAS — (8.6%)
Arlington Independent School District (GO)
5.000%, 02/15/14	5,885	6,670,118
City of Dallas (GO)
4.750%, 02/15/10	11,675	11,937,454
5.000%, 02/15/14	8,770	9,907,469
5.000%, 02/15/14	4,585	5,179,675
City of Dallas (RB) (AMBAC)
5.000%, 10/01/12	13,985	15,584,045
City of San Antonio (RB) Series A
5.500%, 02/01/11	2,000	2,136,680
County of Travis (GO)
5.000%, 03/01/12	3,375	3,700,654
Fort Worth Independent School District (GO)
5.000%, 02/15/13	8,025	9,004,210
Katy Independent School District (GO) Series A
5.000%, 02/15/12	7,465	8,236,134
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/12	1,500	1,675,965
Texas State (GO) Series B
5.000%, 08/01/09	4,000	4,000,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas State Transportation Commission (RB)
4.000%, 04/01/13	$1,500	$1,636,245
University of Texas (RB) Series A
5.000%, 07/01/14	5,250	6,046,005
University of Texas (RB) Series B
5.250%, 08/15/13	3,850	4,423,612

TOTAL TEXAS		90,138,266

UTAH — (2.2%)
Salt Lake County (GO)
5.000%, 06/15/12	10,060	11,195,070
Utah State (GO) Series A
5.000%, 07/01/12	6,440	7,185,687
Utah State (GO) Series B
4.000%, 07/01/13	4,700	5,181,656

TOTAL UTAH		23,562,413

VIRGINIA — (6.1%)
Fairfax County (GO) Series A
5.000%, 04/01/13	9,975	11,307,361
5.000%, 04/01/14	9,375	10,758,469
Loudoun County (GO) Series B
5.000%, 12/01/13	5,285	6,094,556
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/09	5,000	5,035,050
5.000%, 10/01/11	1,940	2,109,401
5.000%, 09/27/12	4,040	4,524,275
Virginia Public School Authority (RB) Series B
5.000%, 08/01/13	5,505	6,252,909
Virginia State Public Building Authority (RB) Series A
5.000%, 08/01/09	4,000	4,000,000
Virginia State Public School Authority (RB) (ETM) Series I
5.250%, 08/01/09	25	25,000
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	9,595	10,376,704
Virginia State Public School Authority (RB) Series I
5.250%, 08/01/09	3,475	3,475,000

TOTAL VIRGINIA		63,958,725

WASHINGTON — (3.9%)
City of Seattle (GO)
5.000%, 05/01/14	8,300	9,452,455
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA)
5.000%, 01/01/10	2,000	2,036,160
Seattle Municipal Light & Power (RB) (FSA)
4.000%, 08/01/09	5,940	5,940,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County Public Utility (RB) Series B
5.250%, 12/01/10	$11,000	$11,622,930
Washington State (GO) Series C
5.000%, 02/01/14	6,895	7,813,690
Washington State (GO) Series D
5.000%, 01/01/14	3,330	3,768,761

TOTAL WASHINGTON		40,633,996

WISCONSIN — (2.3%)
Wisconsin State (GO) Series 1 (MBIA)
5.500%, 05/01/11	16,000	17,272,640
Wisconsin State (GO) Series A
5.000%, 05/01/12	6,760	7,442,287

TOTAL WISCONSIN		24,714,927

TOTAL MUNICIPAL BONDS		1,036,605,208

	Shares
TEMPORARY CASH INVESTMENTS — (1.6%)
BlackRock Liquidity Funds MuniFund Portfolio	16,560,503	16,560,503

TOTAL INVESTMENTS — (100.0%) (Cost $1,031,170,717)##		$1,053,165,711

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds
Arizona	—	$35,992,820	—	35,992,820
Arkansas	—	6,755,349	—	6,755,349
California	—	29,234,338	—	29,234,338
Colorado	—	9,491,670	—	9,491,670
Connecticut	—	28,664,836	—	28,664,836
Delaware	—	26,179,203	—	26,179,203
Florida	—	58,916,893	—	58,916,893
Georgia	—	67,685,877	—	67,685,877
Hawaii	—	14,539,886	—	14,539,886
Illinois	—	16,916,605	—	16,916,605
Kansas	—	6,273,836	—	6,273,836
Kentucky	—	15,338,609	—	15,338,609
Maryland	—	35,629,913	—	35,629,913
Massachusetts	—	29,099,040	—	29,099,040
Michigan	—	39,366,368	—	39,366,368
Minnesota	—	33,129,233	—	33,129,233
Mississippi	—	7,823,519	—	7,823,519
Nevada	—	45,393,155	—	45,393,155
New Jersey	—	32,268,909	—	32,268,909
New Mexico	—	23,129,204	—	23,129,204
New York	—	49,431,741	—	49,431,741
North Carolina	—	45,856,584	—	45,856,584
Ohio	—	54,297,815	—	54,297,815
Oklahoma	—	7,287,376	—	7,287,376
Pennsylvania	—	30,298,863	—	30,298,863
Rhode Island	—	11,110,076	—	11,110,076
South Carolina	—	1,532,175	—	1,532,175
Tennessee	—	31,952,988	—	31,952,988
Texas	—	90,138,266	—	90,138,266
Utah	—	23,562,413	—	23,562,413
Virginia	—	63,958,725	—	63,958,725
Washington	—	40,633,996	—	40,633,996
Wisconsin	—	24,714,927	—	24,714,927
Temporary Cash Investments	$16,560,503	—	—	16,560,503

TOTAL	$16,560,503	$1,036,605,208	—	$1,053,165,711

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.6%)
CALIFORNIA — (96.6%)
Anaheim Union High School District (GO) Series A (FSA)
5.000%, 08/01/12	$1,275	$1,432,437
Bay Area Toll Authority (RB) (FGIC)
5.125%, 04/01/11	1,535	1,652,151
Berryessa Union School District (GO) Series B (FSA)
5.375%, 08/01/11	1,205	1,333,296
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/13	2,250	2,558,317
California Educational Facilities Authority (RB) Series T-4
5.000%, 03/15/14	1,800	2,055,456
California Infrastructure & Economic Development Bank (RB) (FSA)
5.250%, 07/01/13	2,000	2,315,600
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
5.000%, 10/01/10	3,180	3,330,637
California State (GO)
5.000%, 09/01/09	1,865	1,870,017
5.000%, 02/01/10	1,500	1,525,995
5.000%, 03/01/10	3,000	3,060,450
5.250%, 09/01/10	550	571,428
5.000%, 10/01/10	2,000	2,076,340
4.000%, 02/01/11	1,000	1,033,670
5.250%, 03/01/11	800	843,864
5.000%, 04/01/11	3,000	3,160,860
5.000%, 06/01/11	500	529,470
5.000%, 10/01/11	2,215	2,366,085
5.000%, 04/01/12	1,500	1,611,750
5.000%, 02/01/14	770	838,276
5.000%, 03/01/14	2,350	2,561,946
5.000%, 05/01/14	700	765,268
California State Department of Transportation (RB) Series A (MBIA)
5.000%, 02/01/11	1,125	1,182,589
California State Department of Water Resources (RB) Series A
5.500%, 05/01/10	500	516,365
5.250%, 05/01/12	2,100	2,295,657
California State Department of Water Resources (RB) Series A (FSA)
5.250%, 05/01/11	1,450	1,544,496
California State Department Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,850	2,086,578
California State Department Water Resources Power Supply (RB) Series A (MBIA)
5.000%, 05/01/11	1,000	1,066,970
California State Economic Recovery (GO) Series A
5.000%, 01/01/10	985	999,558
5.000%, 01/01/11	3,500	3,648,225
3.500%, 07/01/11	1,075	1,101,122

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/11	$1,000	$1,052,140
California State Economic Recovery (GO) Series A (MBIA)
5.000%, 07/01/11	800	841,712
5.000%, 07/01/12	2,475	2,661,739
5.250%, 07/01/13	3,810	4,169,207
California State University (RB) Series A
3.000%, 11/01/12	500	513,220
4.000%, 11/01/12	545	580,774
4.000%, 11/01/12	1,000	1,065,640
Chabot-Las Positas Comminity College District (GO) (AMBAC)
5.000%, 08/01/11	1,010	1,090,406
Charter Oak Unified School District (GO) Series B (FSA)
5.000%, 07/01/13	2,805	3,220,897
Chino Basin Regional Financing Authority (RB)
5.900%, 08/01/11	810	883,086
City & County of San Francisco (GO) Series A (AMBAC)
5.000%, 06/15/12	1,600	1,756,224
City & County of San Francisco (GO) Series R-1 (FGIC)
5.000%, 06/15/12	3,855	4,261,163
City of Los Angeles (GO) (MBIA)
4.000%, 09/01/10	1,000	1,035,510
City of Los Angeles (GO) Series A (MBIA)
5.000%, 09/01/12	1,165	1,293,651
City of Los Angeles (RB) Series A
4.000%, 06/01/12	815	856,052
5.000%, 06/01/13	1,300	1,418,222
Coast Community College District (GO) Series A (MBIA)
4.500%, 08/01/09	1,000	1,000,000
Compton Community Redevelopment Agency (TAN) Series A (AMBAC)
5.000%, 08/01/09	1,700	1,700,000
El Camino Community College District (GO) Series A (MBIA)
5.000%, 08/01/13	2,915	3,356,244
5.000%, 08/01/13	3,060	3,523,192
El Monte Union High School District (GO) Series A (FSA)
5.000%, 06/01/13	2,185	2,497,761
Escondido Union School District (GO) Series A
5.000%, 08/01/12	3,045	3,420,997
Foothill-De Anza Community College District (GO) Series B
5.250%, 08/01/13	2,000	2,317,960
5.250%, 08/01/13	3,675	4,259,252
Fremont Union High School District (GO) (MBIA)
4.000%, 09/01/11	750	793,800
Fremont Union High School District (GO) Series B
5.500%, 09/01/09	500	501,855
Fresno (RB) Series A-1 (AMBAC)
6.250%, 09/01/10	300	315,195

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Hacienda La Puente Unified School District (GO) Series B
5.000%, 08/01/13	$4,340	$4,996,946
Hawthorne School District (GO) Series A
4.000%, 10/01/09	5,000	5,018,600
Industry Public Facilities Authority (TAN) (MBIA)
4.500%, 05/01/10	700	716,562
Long Beach Bond Finance Authority (TAN) (AMBAC)
5.375%, 08/01/12	1,585	1,790,701
Long Beach Unified School District (GO)
4.000%, 08/01/12	500	538,685
Los Angeles Convention & Exhibit Center Authority (RB) Series A
6.125%, 08/15/11	1,500	1,605,615
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC)
4.000%, 12/01/09	520	524,607
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA)
5.000%, 07/01/11	2,500	2,738,350
Los Angeles County Metropolitan Transportation Authority (RB) Series A
4.000%, 07/01/11	750	788,130
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	580	635,059
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA)
5.000%, 12/01/09	1,300	1,315,041
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA)
5.000%, 10/01/12	5,000	5,573,350
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA)
5.000%, 07/01/11	460	493,824
Los Angeles Unified School District (GO)
5.500%, 07/01/11	800	858,472
Los Angeles Unified School District (GO) (AMBAC)
5.000%, 07/01/11	175	186,154
Los Angeles Unified School District (GO) (MBIA)
5.500%, 07/01/12	800	881,024
Los Angeles Unified School District (GO) Series A (FGIC)
6.000%, 07/01/11	1,000	1,081,450
Los Angeles Unified School District (GO) Series A (MBIA)
5.250%, 07/01/12	3,600	3,939,264
Los Angeles Unified School District (GO) Series B
4.000%, 07/01/13	500	531,955
Los Angeles Wastewater System (RB) Series A
4.000%, 06/01/12	1,000	1,070,250
Metropolitan Water District of Southern California (GO) Series B
4.000%, 03/01/11	500	522,455
Metropolitan Water District of Southern California (RB) Series B
3.750%, 07/01/11	3,000	3,164,670
Mountain View-Whisman School District (GO) Series D (MBIA)
5.000%, 06/01/12	1,480	1,669,351

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
North City West School Facilities Financing Authority (STRB) Series C (AMBAC)
5.000%, 09/01/09	$300	$300,495
Norwalk Redevelopment Agency (TAN) Series A (MBIA)
4.000%, 10/01/10	670	689,262
Orange County (RB) Series A (MBIA)
5.000%, 06/01/12	730	801,606
Peralta Community College District (GO) Series A (FGIC)
8.000%, 08/01/09	300	300,000
Sacramento Transportation Authority (RB) Series A
4.000%, 10/01/09	1,400	1,406,874
San Diego Public Facilities Financing Authority (RB) Series A
2.750%, 05/15/11	1,150	1,174,300
2.750%, 05/15/12	1,655	1,695,117
San Francisco Bay Area Transit Financing Authority (RB)
6.750%, 07/01/11	795	880,423
San Francisco City & County Public Utilities Commission (RB) Series A (FSA)
5.000%, 11/01/12	4,810	5,341,794
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA)
5.000%, 10/01/09	1,800	1,811,646
San Jose Unified School District (GO) (FGIC)
5.000%, 08/01/11	1,300	1,398,137
5.000%, 08/01/12	5,000	5,515,800
San Leandro Unified School District (GO) Series A (FSA)
6.000%, 08/01/09	1,000	1,000,000
6.000%, 08/01/10	615	646,310
San Mateo County Community College District (GO) Series A
4.500%, 09/01/13	2,000	2,220,240
Santa Clara County Financing Authority (RB) (AMBAC)
7.750%, 11/15/09	1,200	1,222,272
Santa Clara Unified School District (GO)
4.000%, 07/01/13	915	974,887
Sonoma County (RB) Series A (FGIC)
4.000%, 09/01/12	1,950	2,116,042
Southern Kern Unified School District (GO)
4.000%, 12/01/09	2,800	2,823,548
Southwestern Community College District (GO) Series B
5.250%, 08/01/12	750	826,118
Torrance Unified School District (GO)
4.000%, 08/01/13	830	888,722
University of California (RB) Series A (AMBAC)
5.000%, 05/15/11	1,140	1,219,720
University of California (RB) Series E (MBIA)
5.000%, 05/15/13	1,560	1,740,882
University of California (RB) Series J (MBIA)
5.000%, 05/15/12	450	493,718

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series K (MBIA)
5.000%, 05/15/12	$500	$548,575

TOTAL MUNICIPAL BONDS		180,997,775

	Shares

TEMPORARY CASH INVESTMENTS — (3.4%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	6,282,809	6,282,809

TOTAL INVESTMENTS — (100.0%) (Cost $182,818,730)##		$187,280,584

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds
California	—	$180,997,775	—	$180,997,775
Temporary Cash Investments	$6,282,809	—	—	6,282,809

TOTAL	$6,282,809	$180,997,775	—	$187,280,584

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (67.4%)
Consumer Discretionary — (10.6%)
*1-800-FLOWERS.COM, Inc.	600	$1,440
*99 Cents Only Stores	1,500	21,975
#Aaron’s, Inc.	1,200	32,964
#*Abercrombie & Fitch Co.	3,100	88,629
Advance Auto Parts, Inc.	400	18,492
#*Aeropostale, Inc.	600	21,840
*AFC Enterprises, Inc.	600	4,458
#*Amazon.com, Inc.	900	77,184
Ambassadors Group, Inc.	500	7,745
*American Apparel, Inc.	2,300	8,832
#*American Axle & Manufacturing Holdings, Inc.	1,000	2,200
American Eagle Outfitters, Inc.	3,700	53,243
*America’s Car-Mart, Inc.	300	6,561
*Amerigon, Inc.	100	841
#*AnnTaylor Stores Corp.	1,800	21,726
#*Apollo Group, Inc. Class A	300	20,712
#Arbitron, Inc.	600	9,768
*Arctic Cat, Inc.	300	1,848
#*ArvinMeritor, Inc.	1,000	7,240
*Audiovox Corp. Class A	700	5,523
#*AutoNation, Inc.	1,700	35,156
#*Autozone, Inc.	200	30,714
#Barnes & Noble, Inc.	1,900	43,757
#*Beazer Homes USA, Inc.	1,300	4,186
#bebe stores, inc.	2,800	20,356
#*Bed Bath and Beyond, Inc.	650	22,588
*Belo Corp.	300	714
Belo Corp. Class A	1,500	4,305
#Best Buy Co., Inc.	1,200	44,844
Big 5 Sporting Goods Corp.	700	9,100
#*Big Lots, Inc.	1,400	32,256
Black & Decker Corp.	900	33,840
*Blockbuster, Inc. Class B	1,100	418
#*Blue Nile, Inc.	200	9,246
*Bluegreen Corp.	1,400	3,878
Blyth, Inc.	200	8,486
Bob Evans Farms, Inc.	1,100	31,922
#*Bon-Ton Stores, Inc.	500	1,750
Books-A-Million, Inc.	400	3,708
*Borders Group, Inc.	1,500	5,955
BorgWarner, Inc.	1,800	59,742
#Brinker International, Inc.	1,400	23,296
*Brink’s Home Security Holdings, Inc.	400	11,928
#*Brookfield Homes Corp.	1,100	6,193
Brown Shoe Company, Inc.	1,000	7,750
#*Brunswick Corp.	2,900	20,822
#Buckle, Inc.	450	13,923
*Build-A-Bear-Workshop, Inc.	500	2,375
#*Cabela’s, Inc.	2,400	38,904
Cablevision Systems New York Group Class A	1,300	26,611
*Cache, Inc.	300	1,281
#*California Pizza Kitchen, Inc.	800	13,200
#Callaway Golf Co.	250	1,592
#*Capella Education Co.	300	19,308
#*Career Education Corp.	1,600	36,672
#*CarMax, Inc.	2,600	41,938
Carnival Corp.	5,960	166,820

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carriage Services, Inc.	600	$2,202
#*Carter’s, Inc.	400	11,336
#Cato Corp. Class A	1,000	19,890
*Cavco Industries, Inc.	200	6,846
CBS Corp. Class A	1,200	9,852
#CBS Corp. Class B	9,200	75,348
#*CEC Entertainment, Inc.	400	11,668
*Centex Corp.	3,100	33,821
#*Charming Shoppes, Inc.	3,800	18,354
#*Cheesecake Factory, Inc.	1,100	21,307
#Cherokee, Inc.	100	2,030
#*Chipotle Mexican Grill, Inc.	200	18,766
#Choice Hotels International, Inc.	800	22,280
Christopher & Banks Corp.	1,100	8,712
#Cinemark Holdings, Inc.	3,400	37,706
#*Citi Trends, Inc.	300	8,760
CKE Restaurants, Inc.	1,500	13,275
#Coach, Inc.	700	20,713
#*Coinstar, Inc.	700	23,261
*Coldwater Creek, Inc.	2,900	21,286
#*Collective Brands, Inc.	2,300	36,616
Columbia Sportswear Co.	1,100	38,951
Comcast Corp. Class A	11,500	170,890
Comcast Corp. Special Class A	3,944	55,177
#*Conn’s, Inc.	700	8,827
#*Corinthian Colleges, Inc.	1,500	23,160
#Cracker Barrel Old Country Store, Inc.	400	11,544
*Crown Media Holdings, Inc.	700	1,421
CSS Industries, Inc.	200	4,640
*Culp, Inc.	200	1,318
D.R. Horton, Inc.	9,400	108,946
Darden Restaurants, Inc.	2,900	93,931
*dELiA*s, Inc.	1,100	2,772
#*Dick’s Sporting Goods, Inc.	1,900	37,715
Dillard’s, Inc. Class A	2,450	25,994
#*DineEquity, Inc.	600	14,826
*DIRECTV Group, Inc. (The)	2,100	54,390
*Discovery Communications, Inc.	2,800	62,720
#*DISH Network Corp.	1,100	18,645
#Disney (Walt) Co.	20,500	514,960
*Dixie Group, Inc.	200	628
*Dolan Media Co.	1,000	13,630
*Dollar Tree, Inc.	200	9,224
*Domino’s Pizza, Inc.	1,300	10,686
#*DreamWorks Animation SKG, Inc.	600	18,906
#*Dress Barn, Inc. (The)	2,100	32,739
#*Drew Industries, Inc.	700	13,433
*DSW, Inc.	500	6,745
*E.W. Scripps Co.	233	937
#Eastman Kodak Co.	7,500	22,275
*Einstein Noah Restaurant Group, Inc.	400	4,248
*Entravision Communications Corp.	250	145
#Ethan Allen Interiors, Inc.	700	8,911
*Exide Technologies	2,500	12,175
#Family Dollar Stores, Inc.	1,300	40,846
*Famous Dave’s of America, Inc.	300	1,959
#*Federal-Mogul Corp.	1,528	21,591
Finish Line, Inc. Class A	1,800	15,660
*Fisher Communications, Inc.	200	3,702
Foot Locker, Inc.	5,600	62,048
#*Ford Motor Co.	9,933	79,464

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Fossil, Inc.	1,800	$47,412
Fred’s, Inc.	1,400	18,872
*Fuel Systems Solutions, Inc.	300	7,524
*Furniture Brands International, Inc.	2,000	8,020
*GameStop Corp. Class A	1,900	41,591
Gannett Co., Inc.	3,200	22,400
Gap, Inc.	1,900	31,008
#*Gaylord Entertainment Co.	1,350	19,264
*Genesco, Inc.	600	13,032
#Gentex Corp.	1,500	22,455
Genuine Parts Co.	900	31,878
*Group 1 Automotive, Inc.	800	23,568
Guess?, Inc.	1,650	47,966
#*Gymboree Corp.	800	31,824
#H&R Block, Inc.	500	8,345
#Harley-Davidson, Inc.	2,800	63,280
*Harman International Industries, Inc.	1,000	24,680
#Harte-Hanks, Inc.	2,300	24,886
#Hasbro, Inc.	2,200	58,300
*Haverty Furniture Co., Inc.	400	4,296
*Hawk Corp.	200	2,850
#*Hayes Lemmerz International, Inc.	1,100	47
*Heelys, Inc.	509	962
#*Helen of Troy, Ltd.	1,000	21,750
*hhgregg, Inc.	200	3,670
#*Hibbett Sporting Goods, Inc.	500	9,205
Hillenbrand, Inc.	500	9,060
#Home Depot, Inc.	8,700	225,678
Hooker Furniture Corp.	300	4,119
#*Hot Topic, Inc.	1,400	10,822
#*Hovnanian Enterprises, Inc. Class A	1,100	3,520
*HSN, Inc.	440	4,457
*Iconix Brand Group, Inc.	2,100	36,792
Interactive Data Corp.	1,000	22,750
#International Speedway Corp. Class A	1,000	25,570
#*Interpublic Group of Companies, Inc.	17,300	90,133
*Interval Leisure Group, Inc.	1,540	16,247
#*iRobot Corp.	800	8,968
*ITT Educational Services, Inc.	200	19,470
#J.C. Penney Co., Inc.	4,400	132,660
#*Jack in the Box, Inc.	1,400	29,540
*Jackson Hewitt Tax Service, Inc.	600	3,630
*JAKKS Pacific, Inc.	400	4,612
*Jo-Ann Stores, Inc.	800	18,640
#Johnson Controls, Inc.	4,400	113,872
#Jones Apparel Group, Inc.	2,100	28,896
#*Jos. A. Bank Clothiers, Inc.	400	14,636
*Journal Communications, Inc. Class A	1,600	4,448
#KB HOME	2,200	36,718
*Kenneth Cole Productions, Inc. Class A	200	1,606
*Knology, Inc.	900	7,740
#*Kohl’s Corp.	2,100	101,955
*Krispy Kreme Doughnuts, Inc.	1,200	3,672
*K-Swiss, Inc. Class A	700	7,588
#*La-Z-Boy, Inc.	1,200	8,124
#*Lear Corp.	1,400	301
*Learning Tree International, Inc.	500	5,365
*Lee Enterprises, Inc.	600	846
#Leggett & Platt, Inc.	5,100	88,485
#Lennar Corp. Class A	3,400	40,256
*Libbey, Inc.	300	630

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Liberty Global, Inc. Class A	600	$12,570
#*Liberty Global, Inc. Series C	2,200	45,848
*Liberty Media Corp. - Entertainment Class A	9,100	254,527
#*Liberty Media Corp. Capital Class A	2,800	40,824
#*Liberty Media Corp. Interactive Class A	4,200	27,972
#*Life Time Fitness, Inc.	1,400	35,630
Limited Brands, Inc.	4,900	63,406
#*Lincoln Educational Services Corp.	600	12,216
#*Liz Claiborne, Inc.	1,550	4,898
#*LKQ Corp.	2,200	39,468
*Lodgenet Entertainment Corp.	200	932
Lowe’s Companies, Inc.	2,500	56,150
*Luby’s, Inc.	300	1,365
*M/I Homes, Inc.	600	7,878
*Mac-Gray Corp.	300	3,687
#Macy’s, Inc.	8,300	115,453
*Maidenform Brands, Inc.	700	9,681
*Marine Products Corp.	1,000	5,630
#Marriott International, Inc. Class A	301	6,486
*Marvel Entertainment, Inc.	400	15,824
Mattel, Inc.	1,100	19,338
#Matthews International Corp. Class A	400	12,504
McGraw-Hill Companies, Inc.	640	20,064
MDC Holdings, Inc.	1,600	56,384
*Mediacom Communications Corp.	700	3,353
#Men’s Wearhouse, Inc. (The)	1,700	36,737
#Meredith Corp.	1,200	31,764
#*Meritage Homes Corp.	1,100	23,540
*Midas, Inc.	200	1,974
*Modine Manufacturing Co.	1,000	7,650
#*Mohawk Industries, Inc.	1,300	67,054
#Monro Muffler Brake, Inc.	500	13,295
#*Morgans Hotel Group Co.	900	4,374
*Morningstar, Inc.	800	35,432
#*Movado Group, Inc.	400	5,712
*Nathan’s Famous, Inc.	200	2,600
#National CineMedia, Inc.	1,000	14,710
*Netflix, Inc.	300	13,182
*New York & Co., Inc.	2,000	7,200
#*New York Times Co. Class A (The)	4,000	31,480
Newell Rubbermaid, Inc.	2,500	32,175
#News Corp. Class A	20,000	206,600
#News Corp. Class B	7,700	92,554
NIKE, Inc. Class B	1,104	62,531
#Nordstrom, Inc.	750	19,830
#Nutri/System, Inc.	500	7,115
#*NVR, Inc.	100	60,115
*O’Charleys, Inc.	700	7,273
*Office Depot, Inc.	7,300	33,215
#*OfficeMax, Inc.	2,500	23,275
#Omnicom Group, Inc.	900	30,600
#*O’Reilly Automotive, Inc.	1,650	67,089
*Outdoor Channel Holdings, Inc.	800	6,064
#*Overstock.com, Inc.	600	7,902
Oxford Industries, Inc.	200	2,742
*Pacific Sunwear of California, Inc.	2,100	6,972
*Palm Harbor Homes, Inc.	400	908
#*Panera Bread Co.	500	27,480
#*Papa John’s International, Inc.	500	12,705
#*Peet’s Coffee & Tea, Inc.	400	10,988
#*Penske Automotive Group, Inc.	2,500	51,700

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Pep Boys - Manny, Moe & Jack (The)	1,300	$12,909
*Perry Ellis International, Inc.	200	1,542
#PetSmart, Inc.	200	4,474
Phillips-Van Heusen Corp.	1,800	63,684
Polaris Industries, Inc.	500	18,935
#Polo Ralph Lauren Corp.	1,000	63,050
#Pool Corp.	1,000	23,620
#*Pre-Paid Legal Services, Inc.	100	4,877
#*Priceline.com, Inc.	200	25,924
*Princeton Review, Inc.	400	2,168
#Pulte Homes, Inc.	6,500	73,905
*Quiksilver, Inc.	3,900	8,385
*RadioShack Corp.	2,600	40,326
*Red Lion Hotels Corp.	500	2,630
#*Red Robin Gourmet Burgers, Inc.	500	9,360
Regal Entertainment Group	1,700	21,148
#Regis Corp.	1,500	20,490
#*Rent-A-Center, Inc.	2,300	47,748
*Rentrak Corp.	100	1,830
*Retail Ventures, Inc.	1,600	5,328
#Ross Stores, Inc.	650	28,658
#Royal Caribbean Cruises, Ltd.	4,700	68,244
*Rubio’s Restaurants, Inc.	300	1,815
#*Ruby Tuesday, Inc.	1,700	12,716
*Ruth’s Hospitality Group, Inc.	800	3,136
#Ryland Group, Inc.	1,500	29,955
#*Sally Beauty Holdings, Inc.	2,500	17,450
Scripps Networks Interactive	450	14,526
#*Sears Holdings Corp.	2,500	165,850
Service Corp. International	9,000	56,880
#Sherwin-Williams Co.	400	23,100
*Shiloh Industries, Inc.	500	2,455
*Shutterfly, Inc.	900	14,454
#*Signet Jewelers, Ltd. ADR	1,500	33,120
#*Sinclair Broadcast Group, Inc. Class A	500	935
*Skechers U.S.A., Inc. Class A	900	12,447
*Smith & Wesson Holding Corp.	900	5,454
Snap-On, Inc.	1,400	49,882
#*Sonic Automotive, Inc.	800	9,840
#*Sonic Corp.	500	5,515
#Sotheby’s Class A	1,800	27,126
#Speedway Motorsports, Inc.	1,500	23,940
Sport Supply Group, Inc.	300	2,946
*Stamps.com, Inc.	500	4,315
#*Standard Pacific Corp.	2,500	8,600
#*Stanley Furniture, Inc.	100	1,100
Stanley Works (The)	900	36,135
#Staples, Inc.	1,950	40,989
#*Starbucks Corp.	1,500	26,550
#Starwood Hotels & Resorts Worldwide, Inc.	400	9,444
*Steak n Shake Co. (The)	1,000	10,220
*Steinway Musical Instruments, Inc.	200	2,288
*Steven Madden, Ltd.	600	19,236
Stewart Enterprises, Inc.	2,700	13,203
#Sturm Ruger & Co., Inc.	300	3,744
#Superior Industries International, Inc.	900	14,202
#*Systemax, Inc.	1,300	16,939
#Target Corp.	4,500	196,290
#*Tempur-Pedic International, Inc.	1,200	17,796
#*Tenneco Automotive, Inc.	500	8,085
#*Texas Roadhouse, Inc.	2,300	25,599

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Thor Industries, Inc.	2,000	$47,820
*Ticketmaster Entertainment, Inc.	440	3,564
Tiffany & Co.	2,200	65,626
#*Timberland Co. Class A	1,500	20,460
#Time Warner Cable, Inc.	2,428	80,270
#Time Warner, Inc.	9,700	258,602
#TJX Companies, Inc. (The)	900	32,607
#*Toll Brothers, Inc.	2,300	44,988
*Town Sports International Holdings, Inc.	600	2,022
#*Tractor Supply Co.	500	23,985
*True Religion Apparel, Inc.	600	13,416
#*TRW Automotive Holdings Corp.	2,750	46,282
Tupperware Corp.	1,050	35,774
*Tween Brands, Inc.	400	2,896
#*Under Armour, Inc. Class A	400	9,716
*Unifi, Inc.	1,500	3,150
#Unifirst Corp.	300	11,676
*Universal Electronics, Inc.	400	8,444
#*Universal Technical Institute, Inc.	300	4,761
#*Urban Outfitters, Inc.	200	4,808
#V.F. Corp.	1,300	84,097
*Vail Resorts, Inc.	1,100	31,471
*Valassis Communications, Inc.	1,500	17,085
*ValueVision Media, Inc. Class A	700	2,156
#*Viacom, Inc. Class A	300	7,404
#*Viacom, Inc. Class B	2,600	60,216
#*Volcom, Inc.	800	9,704
WABCO Holdings, Inc.	2,100	39,921
#*Warnaco Group, Inc.	1,400	50,862
*Warner Music Group Corp.	2,500	14,050
#Weight Watchers International, Inc.	1,000	27,880
*Wendy’s/Arby’s Group, Inc.	1,425	6,526
#*West Marine, Inc.	500	4,445
*Wet Seal, Inc. Class A (The)	3,500	11,550
#Whirlpool Corp.	1,400	79,926
Wiley (John) & Sons, Inc. Class A	800	25,512
#Williams-Sonoma, Inc.	3,800	53,428
*Winnebago Industries, Inc.	900	9,468
Wolverine World Wide, Inc.	500	12,050
World Wrestling Entertainment, Inc.	500	6,565
#Wyndham Worldwide Corp.	3,400	47,430
Yum! Brands, Inc.	900	31,914
*Zale Corp.	200	1,184
#*Zumiez, Inc.	1,000	9,550

Total Consumer Discretionary		9,849,852

Consumer Staples — (4.1%)
#Alberto-Culver Co.	1,000	25,620
#Andersons, Inc. (The)	600	19,332
#Avon Products, Inc.	900	29,142
B&G Foods, Inc.	1,100	9,185
*Bare Escentuals, Inc.	1,500	13,290
*BJ’s Wholesale Club, Inc.	1,300	43,355
#Bunge, Ltd.	1,400	97,958
#*Calavo Growers, Inc.	200	4,060
#Cal-Maine Foods, Inc.	700	20,601
Campbell Soup Co.	700	21,721
#Casey’s General Stores, Inc.	1,800	49,374
*Central Garden & Pet Co.	600	7,356
#*Chattem, Inc.	200	12,534
#*Chiquita Brands International, Inc.	1,000	12,250

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Clorox Co.	200	$12,202
Coca-Cola Enterprises, Inc.	5,700	107,103
Colgate-Palmolive Co.	800	57,952
ConAgra, Inc.	4,200	82,446
#Corn Products International, Inc.	500	14,000
#Costco Wholesale Corp.	927	45,887
CVS Caremark Corp.	16,000	535,680
*Darling International, Inc.	2,200	15,532
Del Monte Foods Co.	6,900	66,654
#Diamond Foods, Inc.	400	11,280
#*Dr Pepper Snapple Group, Inc.	400	9,844
*Elizabeth Arden, Inc.	700	6,720
*Energizer Holdings, Inc.	1,300	83,278
#Estee Lauder Companies, Inc.	600	21,864
Farmer Brothers Co.	500	11,240
#Flowers Foods, Inc.	800	18,904
General Mills, Inc.	1,000	58,910
*Great Atlantic & Pacific Tea, Inc.	1,900	10,963
#*Green Mountain Coffee, Inc.	450	31,698
*Hain Celestial Group, Inc.	1,300	21,593
*Hansen Natural Corp.	400	12,404
#Heinz (H.J.) Co.	700	26,922
Herbalife, Ltd.	500	17,205
Hershey Co. (The)	300	11,985
Hormel Foods Corp.	900	32,319
*HQ Sustainable Maritime Industries, Inc.	400	3,428
Ingles Market, Inc. Class A	400	6,684
Inter Parfums, Inc.	800	8,176
J & J Snack Foods Corp.	600	26,004
J.M. Smucker Co.	1,900	95,057
#Kellogg Co.	800	38,000
Kimberly-Clark Corp.	800	46,760
Kraft Foods, Inc.	16,200	459,108
#Kroger Co. (The)	1,500	32,070
#Lancaster Colony Corp.	300	13,662
#Lance, Inc.	400	10,136
*Lifeway Foods, Inc.	300	3,912
Mannatech, Inc.	900	3,159
#McCormick & Co., Inc.	400	12,888
#Nash-Finch Co.	300	9,210
*National Beverage Corp.	1,200	12,804
*NBTY, Inc.	1,400	50,680
#Nu Skin Enterprises, Inc. Class A	1,700	30,617
*Nutraceutical International Corp.	100	1,245
*Omega Protein Corp.	600	2,316
*Pantry, Inc.	600	10,530
PepsiAmericas, Inc.	2,357	63,120
PepsiCo, Inc.	3,200	181,600
*Prestige Brands Holdings, Inc.	1,000	6,530
*PriceSmart, Inc.	300	4,893
Procter & Gamble Co.	5,330	295,868
*Ralcorp Holdings, Inc.	300	19,053
#Ruddick Corp.	1,000	23,500
#Safeway, Inc.	3,959	74,944
Sanderson Farms, Inc.	500	20,340
Sara Lee Corp.	1,500	15,960
*Smart Balance, Inc.	2,200	13,486
#*Smithfield Foods, Inc.	5,100	69,105
SUPERVALU, Inc.	4,000	59,320
#Sysco Corp.	1,200	28,512
Tasty Baking Co.	300	2,166

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Tootsie Roll Industries, Inc.	530	$12,800
#*TreeHouse Foods, Inc.	1,100	35,695
Tyson Foods, Inc. Class A	6,100	69,723
#*United Natural Foods, Inc.	1,000	27,030
Walgreen Co.	5,900	183,195
WD-40 Co.	300	9,069
Weis Markets, Inc.	900	29,763
#Whole Foods Market, Inc.	200	4,838
*Winn-Dixie Stores, Inc.	900	12,753

Total Consumer Staples		3,830,072

Energy — (9.5%)
*Allis-Chalmers Energy, Inc.	500	1,150
#Alon USA Energy, Inc.	1,500	15,045
#*Alpha Natural Resources, Inc.	1,250	41,637
#Anadarko Petroleum Corp.	3,400	163,880
Apache Corp.	3,400	285,430
*Approach Resources, Inc.	700	4,907
#Arch Coal, Inc.	5,200	90,532
*Arena Resources, Inc.	900	29,367
#*Atlas America, Inc.	1,350	27,148
*ATP Oil & Gas Corp.	1,300	10,075
#*Atwood Oceanics, Inc.	1,500	43,260
#Baker Hughes, Inc.	1,800	72,900
#*Basic Energy Services, Inc.	300	2,025
#Berry Petroleum Corp. Class A	1,300	30,836
*Bill Barrett Corp.	1,570	49,596
#BJ Services Co.	1,500	21,270
*Bolt Technology Corp.	300	3,390
*BPZ Resources, Inc.	2,600	18,720
*Brigham Exploration Co.	400	1,952
#*Bristow Group, Inc.	1,000	33,100
#*Bronco Drilling Co., Inc.	400	1,680
#Cabot Oil & Gas Corp.	1,300	45,669
*Cal Dive International, Inc.	3,400	30,362
*Callon Petroleum Co.	400	672
#*Cameron International Corp.	400	12,492
#CARBO Ceramics, Inc.	600	25,014
*Carrizo Oil & Gas, Inc.	1,100	20,900
#*Cheniere Energy, Inc.	1,500	4,455
#Chesapeake Energy Corp.	6,900	147,936
#Chevron Corp.	18,972	1,317,985
#Cimarex Energy Co.	2,942	105,265
*Clayton Williams Energy, Inc.	400	7,712
#*Clean Energy Fuels Corp.	1,600	14,784
*CNX Gas Corp.	300	8,817
*Complete Production Services, Inc.	1,300	10,738
#*Comstock Resources, Inc.	400	15,400
*Concho Resources, Inc.	1,000	30,700
#ConocoPhillips	16,250	710,288
CONSOL Energy, Inc.	900	31,977
*Contango Oil & Gas Co.	200	9,278
#*Continental Resources, Inc.	850	28,756
#*Crosstex Energy, Inc.	1,600	6,192
*CVR Energy, Inc.	2,600	22,204
*Dawson Geophysical Co.	200	6,082
Delek US Holdings, Inc.	1,900	16,188
*Delta Petroleum Corp.	900	1,728
#*Denbury Resources, Inc.	4,500	74,700
#Devon Energy Corp.	1,300	75,517
#Diamond Offshore Drilling, Inc.	200	17,974

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Dresser-Rand Group, Inc.	1,400	$40,754
*Dril-Quip, Inc.	700	29,603
#*Edge Petroleum Corp.	400	166
#El Paso Corp.	1,200	12,072
*Encore Acquisition Co.	700	24,920
*ENGlobal Corp.	900	4,365
#ENSCO International, Inc.	2,900	109,881
EOG Resources, Inc.	2,736	202,546
*Evolution Petroleum Corp.	900	2,700
#*EXCO Resources, Inc.	1,950	26,793
*Exterran Holdings, Inc.	1,861	32,363
Exxon Mobil Corp.	8,013	564,035
#*FMC Technologies, Inc.	600	26,100
#*Forest Oil Corp.	2,000	33,700
#Foundation Coal Holdings, Inc.	400	14,372
#Frontier Oil Corp.	3,700	51,430
#General Maritime Corp.	1,904	15,860
#*Goodrich Petroleum Corp.	200	5,130
Gulf Island Fabrication, Inc.	400	5,800
#*Gulfmark Offshore, Inc.	850	27,200
Halliburton Co.	2,900	64,061
*Harvest Natural Resources, Inc.	1,000	6,470
*Helix Energy Solutions Group, Inc.	3,500	36,715
#Helmerich & Payne, Inc.	1,900	65,284
Hess Corp.	3,612	199,382
#Holly Corp.	1,750	37,222
*Hornbeck Offshore Services, Inc.	900	19,602
*International Coal Group, Inc.	4,700	14,570
#*ION Geophysical Corp.	1,500	4,035
*James River Coal Co.	400	7,428
#Lufkin Industries, Inc.	500	22,700
#Marathon Oil Corp.	7,700	248,325
*Mariner Energy, Inc.	3,200	38,368
#Massey Energy Co.	3,000	79,800
*Matrix Service Co.	1,000	10,130
#*McMoran Exploration Co.	400	2,544
*Meridian Resource Corp.	614	203
*Mitcham Industries, Inc.	200	892
#Murphy Oil Corp.	2,100	122,220
*Nabors Industries, Ltd.	5,800	98,716
*NATCO Group, Inc. Class A	200	7,212
*National-Oilwell, Inc.	4,589	164,929
*Natural Gas Services Group, Inc.	500	6,895
#*Newfield Exploration Co.	2,300	90,459
*Newpark Resources, Inc.	2,200	5,786
Noble Energy, Inc.	800	48,896
*Northern Oil & Gas, Inc.	600	3,954
Occidental Petroleum Corp.	4,200	299,628
*Oceaneering International, Inc.	100	5,092
#*Oil States International, Inc.	1,700	46,104
#Overseas Shipholding Group, Inc.	300	10,305
Panhandle Royalty Co.	200	5,042
*Parker Drilling Co.	4,200	19,404
#Patterson-UTI Energy, Inc.	5,500	75,955
Peabody Energy Corp.	800	26,488
Penn Virginia Corp.	500	9,605
#*Petrohawk Energy Corp.	4,900	118,972
*PetroQuest Energy, Inc.	700	2,345
*PHI, Inc. Non-Voting	400	8,736
*Pioneer Drilling Co.	1,600	7,008
#Pioneer Natural Resources Co.	2,300	65,665

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Plains Exploration & Production Co.	800	$22,920
*Pride International, Inc.	3,500	87,745
#*Quicksilver Resources, Inc.	3,000	34,380
#Range Resources Corp.	2,800	129,948
*Rex Energy Corp.	1,300	7,696
*Rosetta Resources, Inc.	1,700	17,629
#Rowan Companies, Inc.	4,000	85,320
RPC, Inc.	3,500	28,770
#*SandRidge Energy, Inc.	2,200	20,570
#*SEACOR Holdings, Inc.	700	55,636
#Smith International, Inc.	3,923	98,585
#Southern Union Co.	1,500	29,070
*Southwestern Energy Co.	778	32,233
#Spectra Energy Corp.	2,000	36,720
St. Mary Land & Exploration Co.	2,200	52,514
#*Stone Energy Corp.	400	4,344
*SulphCo, Inc.	600	672
Sunoco, Inc.	2,400	59,256
*Superior Energy Services, Inc.	2,800	46,452
*Superior Well Services, Inc.	500	3,265
#*Swift Energy Corp.	1,000	19,700
*T-3 Energy Services, Inc.	400	5,420
#Tesoro Petroleum Corp.	5,000	65,450
*TETRA Technologies, Inc.	1,200	9,252
*TGC Industries, Inc.	551	2,513
Tidewater, Inc.	1,800	81,000
*Toreador Resources Corp.	500	3,435
#*Trico Marine Services, Inc.	300	1,320
*Union Drilling, Inc.	700	5,005
*Unit Corp.	1,700	53,873
#*USEC, Inc.	4,000	15,480
#*VAALCO Energy, Inc.	600	2,658
Valero Energy Corp.	5,600	100,800
*Venoco, Inc.	1,200	10,608
#W&T Offshore, Inc.	1,000	10,690
*Warren Resources, Inc.	1,000	2,350
*Weatherford International, Ltd.	900	16,884
#*Western Refining, Inc.	2,200	14,322
#*Whiting Petroleum Corp.	1,800	82,728
#*Willbros Group, Inc.	1,000	13,790
Williams Companies, Inc. (The)	1,800	30,042
#World Fuel Services Corp.	800	35,088
XTO Energy, Inc.	6,375	256,466

Total Energy		8,777,221

Financials — (12.3%)
1st Source Corp.	800	13,208
Abington Bancorp, Inc.	600	4,908
Advance America Cash Advance Centers, Inc.	2,000	11,040
*Advanta Corp. Class A	200	70
*Advanta Corp. Class B	400	132
*Affiliated Managers Group, Inc.	1,000	66,020
*Affirmative Insurance Holdings, Inc.	500	1,950
AFLAC, Inc.	900	34,074
#*Allegheny Corp.	206	55,723
Allied World Assurance Co. Holdings, Ltd.	800	34,768
Allstate Corp.	2,800	75,348
AMBAC Financial Group, Inc.	600	450
#American Capital, Ltd.	2,100	7,581
#American Express Co.	5,200	147,316
American Financial Group, Inc.	4,100	99,999

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#American National Insurance Co.	800	$63,240
American Physicians Capital, Inc.	200	8,898
*American Safety Insurance Holdings, Ltd.	400	6,572
*AmeriCredit Corp.	2,700	42,363
Ameriprise Financial, Inc.	800	22,240
Ameris Bancorp	199	1,290
#*Amerisafe, Inc.	400	6,652
*Anchor Bancorp Wisconsin, Inc.	300	408
#AON Corp.	1,700	67,065
*Argo Group International Holdings, Ltd.	800	26,880
Arrow Financial Corp.	300	8,409
#*Asset Acceptance Capital Corp.	1,000	7,740
#Associated Banc-Corp.	1,200	13,008
Assurant, Inc.	400	10,208
Assured Guaranty, Ltd.	2,800	39,116
ASTA Funding, Inc.	200	1,282
#Astoria Financial Corp.	900	8,739
*Avatar Holdings, Inc.	200	4,290
Axis Capital Holdings, Ltd.	3,100	88,226
BancFirst Corp.	200	7,166
#BancorpSouth, Inc.	1,200	27,000
#BancTrust Financial Group, Inc.	400	1,108
Bank Mutual Corp.	1,300	12,792
Bank of America Corp.	25,851	382,336
*Bank of Florida Corp.	100	339
*Bank of Granite Corp.	400	900
Bank of Hawaii Corp.	400	15,348
#Bank of New York Mellon Corp.	11,400	311,676
#Bank of the Ozarks, Inc.	200	5,056
BankFinancial Corp.	500	5,325
Banner Corp.	400	1,604
#BB&T Corp.	3,100	70,928
Berkshire Hills Bancorp, Inc.	200	4,572
BGC Partners, Inc. Class A	600	2,742
#BlackRock, Inc.	300	57,162
#BOK Financial Corp.	1,200	50,268
#Boston Private Financial Holdings, Inc.	1,800	8,244
Brookline Bancorp, Inc.	2,100	24,465
#Brown & Brown, Inc.	2,300	44,114
Capital One Financial Corp.	3,600	110,520
Capital Southwest Corp.	100	8,207
#*Capitol Bancorp, Ltd.	400	1,760
#Capitol Federal Financial	700	25,781
Cardinal Financial Corp.	900	7,011
Cash America International, Inc.	300	8,019
#Cathay General Bancorp	1,200	10,944
Center Bancorp, Inc.	3	27
*Center Financial Corp.	400	1,316
#*Central Pacific Financial Corp.	700	1,519
Charles Schwab Corp. (The)	2,128	38,027
#Chemical Financial Corp.	400	8,692
Chubb Corp.	3,300	152,394
#Cincinnati Financial Corp.	2,000	48,300
#*CIT Group, Inc.	1,000	870
#Citigroup, Inc.	14,700	46,599
#City Holding Co.	400	12,888
#City National Corp.	1,400	55,216
Clifton Savings Bancorp, Inc.	600	6,474
CME Group, Inc.	600	167,298
#CNA Financial Corp.	3,700	63,085
*CNA Surety Corp.	1,400	22,008

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
CoBiz Financial, Inc.	400	$1,804
#Cohen & Steers, Inc.	1,100	20,097
#*Colonial BancGroup, Inc. (The)	1,800	1,098
Columbia Banking System, Inc.	600	7,284
#Comerica, Inc.	3,100	73,904
Commerce Bancshares, Inc.	1,302	47,731
#Community Bank System, Inc.	400	7,252
Community Trust Bancorp, Inc.	300	8,145
*CompuCredit Holdings Corp.	400	1,196
*Conseco, Inc.	3,200	9,952
Consolidated-Tokoma Land Co.	100	3,728
#*Corus Bankshares, Inc.	700	175
*Cowen Group, Inc.	400	2,944
*Credit Acceptance Corp.	900	23,841
*Crescent Financial Corp.	100	405
#Cullen Frost Bankers, Inc.	1,000	48,030
CVB Financial Corp.	1,000	7,540
Delphi Financial Group, Inc. Class A	1,600	38,128
Dime Community Bancshares	800	9,632
Discover Financial Services	9,000	106,920
#*Dollar Financial Corp.	600	9,420
Donegal Group, Inc. Class A	700	11,025
#*E*TRADE Financial Corp.	7,800	11,700
East West Bancorp, Inc.	1,180	10,431
#Eaton Vance Corp.	200	5,724
Employers Holdings, Inc.	100	1,392
*Encore Capital Group, Inc.	600	7,416
#Endurance Specialty Holdings, Ltd.	1,200	40,044
*Enstar Group, Ltd.	400	23,940
Enterprise Financial Services Corp.	300	3,237
Erie Indemnity Co.	900	33,705
ESSA Bancorp, Inc.	500	6,735
Evercore Partners, Inc. Class A	400	7,868
#Everest Re Group, Ltd.	600	48,132
#F.N.B. Corp.	2,404	18,655
FBL Financial Group, Inc. Class A	700	6,867
#Federated Investors, Inc.	200	5,186
#Fidelity National Financial, Inc.	5,300	76,055
Fifth Third Bancorp	2,500	23,750
#Financial Federal Corp.	900	18,252
Financial Institutions, Inc.	400	5,904
*First Acceptance Corp.	900	2,358
First American Corp.	3,300	97,515
First Bancorp.	400	7,284
#First Busey Corp.	300	1,875
#*First Cash Financial Services, Inc.	600	11,280
#First Commonwealth Financial Corp.	1,200	8,004
First Community Bancshares, Inc.	200	2,720
First Financial Bancorp	600	5,184
#First Financial Bankshares, Inc.	500	26,335
First Financial Corp.	500	16,245
First Financial Holdings, Inc.	300	4,296
First Financial Northwest, Inc.	600	4,656
#*First Horizon National Corp.	2,815	36,088
First Mercury Financial Corp.	600	8,670
#First Midwest Bancorp, Inc.	500	4,180
First Niagara Financial Group, Inc.	1,650	21,698
First Place Financial Corp.	300	831
First Security Group, Inc.	200	770
First South Bancorp, Inc.	100	1,290
*First State Bancorporation	300	306

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
FirstMerit Corp.	1,108	$20,697
Flushing Financial Corp.	500	5,305
*Forest City Enterprises, Inc. Class A	4,500	32,130
Franklin Resources, Inc.	400	35,472
#*Frontier Financial Corp.	800	720
Fulton Financial Corp.	2,000	13,520
Gallagher (Arthur J.) & Co.	900	20,610
GAMCO Investors, Inc.	100	4,565
Genworth Financial, Inc.	6,600	45,540
#GFI Group, Inc.	3,900	25,155
#Glacier Bancorp, Inc.	2,000	31,140
Goldman Sachs Group, Inc.	4,800	783,840
#Great Southern Bancorp, Inc.	200	4,200
#*Greene Bancshares, Inc.	302	1,797
#Greenhill & Co., Inc.	300	22,596
*Greenlight Capital Re, Ltd. Class A	1,000	18,330
*Grubb & Ellis Co.	500	300
*Guaranty Bancorp	1,300	2,327
*Hallmark Financial Services, Inc.	400	2,624
Hancock Holding Co.	600	24,234
*Hanmi Financial Corp.	1,100	1,936
Hanover Insurance Group, Inc.	1,300	51,103
Harleysville Group, Inc.	500	15,510
Harleysville National Corp.	600	3,288
*Harris & Harris Group, Inc.	600	3,888
#Hartford Financial Services Group, Inc.	1,400	23,086
HCC Insurance Holdings, Inc.	2,500	62,750
#Heartland Financial USA, Inc.	384	6,467
*Heritage Commerce Corp.	200	814
*Hilltop Holdings, Inc.	2,000	24,000
#Home Bancshares, Inc.	500	10,880
Home Federal Bancorp, Inc.	454	5,171
Hudson City Bancorp, Inc.	3,000	42,180
#Huntington Bancshares, Inc.	1,500	6,135
IBERIABANK Corp.	500	23,420
*Independence Holding Co.	300	1,995
#Independent Bank Corp. (453836108)	200	4,266
#Independent Bank Corp. (453838104)	400	700
Integra Bank Corp.	800	1,248
#*IntercontinentalExchange, Inc.	200	18,812
*International Assets Holding Corp.	300	5,340
#International Bancshares Corp.	1,400	18,452
*Intervest Bancshares Corp.	200	638
#*Investment Technology Group, Inc.	1,400	31,290
*Investors Bancorp, Inc.	1,669	16,506
#Janus Capital Group, Inc.	1,100	15,026
#*Jefferies Group, Inc.	4,600	105,156
#Jones Lang LaSalle, Inc.	1,100	41,756
#JPMorgan Chase & Co.	31,708	1,225,514
Kearny Financial Corp.	1,083	12,227
#KeyCorp	3,000	17,340
K-Fed Bancorp	400	3,748
#Lakeland Bancorp, Inc.	500	4,520
Lakeland Financial Corp.	300	5,874
#Legg Mason, Inc.	1,400	39,396
#*Leucadia National Corp.	4,300	105,350
Lincoln National Corp.	3,200	67,808
#Loews Corp.	400	12,008
*Louisiana Bancorp, Inc.	100	1,350
#M&T Bank Corp.	1,268	73,950
#*Macatawa Bank Corp.	700	1,932

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MainSource Financial Group, Inc.	500	$3,355
#*Markel Corp.	100	31,557
*MarketAxess Holdings, Inc.	1,000	10,460
Marsh & McLennan Cos., Inc.	2,500	51,050
#*Maui Land & Pineapple Co., Inc.	200	1,460
MB Financial, Inc.	900	12,375
#*MBIA, Inc.	6,900	28,911
*MCG Capital Corp.	2,500	8,575
Meadowbrook Insurance Group, Inc.	897	7,095
#Mercury General Corp.	600	21,042
#MetLife, Inc.	3,005	102,020
#*Midwest Banc Holdings, Inc.	1,100	616
Moody’s Corp.	1,300	30,862
#Morgan Stanley	12,100	344,850
*Nara Bancorp, Inc.	600	3,540
*NASDAQ OMX Group, Inc. (The)	1,400	29,582
*National Financial Partners Corp.	1,400	10,500
National Interstate Corp.	400	7,208
#National Penn Bancshares, Inc.	2,200	10,956
*Navigators Group, Inc.	200	9,862
#NBT Bancorp, Inc.	800	18,352
*Nelnet, Inc. Class A	1,000	14,290
New Westfield Financial, Inc.	700	6,804
#New York Community Bancorp, Inc.	4,500	49,230
#NewAlliance Bancshares, Inc.	3,800	46,550
*NewStar Financial, Inc.	1,200	3,228
Northeast Community Bancorp, Inc.	100	764
#Northern Trust Corp.	639	38,219
Northfield Bancorp, Inc.	1,600	19,152
Northwest Bancorp, Inc.	1,700	34,833
#NYSE Euronext, Inc.	3,300	88,935
#*Ocwen Financial Corp.	2,400	34,200
#Odyssey Re Holdings Corp.	1,200	55,440
#Old National Bancorp	1,100	12,430
#Old Republic International Corp.	5,800	59,972
#Old Second Bancorp, Inc.	300	1,518
optionsXpress Holding, Inc.	1,000	18,070
Oriental Financial Group, Inc.	800	11,288
*Oritani Financial Corp.	600	8,196
#Pacific Capital Bancorp	400	848
#PacWest Bancorp	400	6,432
Park National Corp.	200	12,750
#PartnerRe, Ltd.	1,200	82,308
#*Penson Worldwide, Inc.	800	9,336
Peoples Bancorp, Inc.	300	5,493
*People’s United Financial, Inc.	1,000	16,250
#*PHH Corp.	1,900	34,827
*PICO Holdings, Inc.	600	18,198
#*Pinnacle Financial Partners, Inc.	400	6,240
#PNC Financial Services Group, Inc.	800	29,328
#*Portfolio Recovery Associates, Inc.	400	18,460
Principal Financial Group, Inc.	1,100	26,070
#PrivateBancorp, Inc.	300	7,449
*ProAssurance Corp.	1,100	55,858
#*Progressive Corp.	1,900	29,602
#Prosperity Bancshares, Inc.	1,400	46,914
#Protective Life Corp.	1,000	14,950
Provident Financial Services, Inc.	400	4,736
Provident New York Bancorp	600	5,820
#Prudential Financial, Inc.	4,600	203,642
Radian Group, Inc.	2,700	8,991

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Raymond James Financial, Inc.	700	$14,364
#Regions Financial Corp.	14,000	61,880
#Reinsurance Group of America, Inc.	1,673	69,430
#RenaissanceRe Holdings, Ltd.	600	30,150
#Renasant Corp.	500	7,445
RLI Corp.	300	14,883
Rockville Financial, Inc.	100	1,244
Roma Financial Corp.	1,100	14,168
Rome Bancorp, Inc.	100	876
S&T Bancorp, Inc.	500	6,855
S.Y. Bancorp, Inc.	400	9,832
Safety Insurance Group, Inc.	500	16,130
Sanders Morris Harris Group, Inc.	500	2,915
#Sandy Spring Bancorp, Inc.	200	3,240
SCBT Financial Corp.	200	5,138
*Seabright Insurance Holdings	600	5,832
Seacoast Banking Corp. of Florida	300	648
#SEI Investments Co.	300	5,670
#Selective Insurance Group, Inc.	1,342	20,049
#Sierra Bancorp	200	2,774
#*Signature Bank	700	20,636
#Simmons First National Corp. Class A	300	8,994
#*SLM Corp.	3,300	29,337
Smithtown Bancorp, Inc.	100	1,156
South Financial Group, Inc.	2,000	3,220
#Southside Bancshares, Inc.	515	11,660
Southwest Bancorp, Inc.	300	3,021
#*St. Joe Co. (The)	1,900	53,504
#*StanCorp Financial Group, Inc.	500	17,210
State Auto Financial Corp.	600	10,374
State Bancorp, Inc.	300	2,646
State Street Corp.	4,000	201,200
StellarOne Corp.	573	8,446
Sterling Bancorp	400	3,228
#Sterling Bancshares, Inc.	2,700	21,789
#*Sterling Financial Corp.	700	1,953
*Stewart Information Services Corp.	300	4,131
*Stifel Financial Corp.	450	22,468
Student Loan Corp.	700	31,465
#Suffolk Bancorp	200	5,900
*Sun Bancorp, Inc.	992	4,434
SunTrust Banks, Inc.	1,000	19,500
Susquehanna Bancshares, Inc.	2,400	12,624
#*SVB Financial Group	1,100	38,775
SWS Group, Inc.	700	9,632
#Synovus Financial Corp.	3,100	10,881
#T. Rowe Price Group, Inc.	500	23,355
#*Taylor Capital Group, Inc.	200	1,364
#TCF Financial Corp.	2,600	36,764
*TD Ameritrade Holding Corp.	1,400	25,956
*Tejon Ranch Co.	400	10,576
#*Temecula Valley Bancorp, Inc.	300	6
•#Teton Advisors, Inc.	1	—
#*Texas Capital Bancshares, Inc.	1,100	18,271
*Thomas Weisel Partners Group, Inc.	700	2,975
#Tompkins Financial Corp.	200	8,896
#Torchmark Corp.	500	19,530
#Tower Group, Inc.	1,400	34,958
#TowneBank	600	7,956
*Tradestation Group, Inc.	1,500	11,235
#Transatlantic Holdings, Inc.	1,300	61,503

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Travelers Companies, Inc. (The)	5,400	$232,578
*Tree.com, Inc.	73	729
TrustCo Bank Corp.	1,200	7,548
#Trustmark Corp.	1,900	37,810
U.S. Bancorp	4,000	81,640
#UCBH Holdings, Inc.	2,800	3,388
#UMB Financial Corp.	800	33,376
Umpqua Holdings Corp.	1,600	15,520
Union Bankshares Corp.	300	4,656
#United Bankshares, Inc.	600	12,156
#*United Community Banks, Inc.	1,130	7,605
United Financial Bancorp, Inc.	516	6,852
#United Fire & Casualty Co.	500	8,405
#*United Security Bancshares	309	1,422
United Western Bancorp, Inc.	100	798
Unitrin, Inc.	1,500	19,785
Univest Corp. of Pennsylvania	300	7,761
#Unum Group	4,700	88,219
#Valley National Bancorp	2,215	28,175
ViewPoint Financial Group	800	10,504
*Virginia Commerce Bancorp, Inc.	440	1,408
#W. R. Berkley Corp.	1,400	32,522
#Waddell & Reed Financial, Inc.	300	8,511
Washington Federal, Inc.	2,700	37,611
Washington Trust Bancorp, Inc.	600	10,896
*Waterstone Financial, Inc.	400	2,080
#Webster Financial Corp.	1,400	15,834
Wells Fargo & Co.	16,574	405,400
Wesbanco, Inc.	600	10,002
West Bancorporation	300	1,776
West Coast Bancorp	200	492
#Westamerica Bancorporation	500	26,130
#*Western Alliance Bancorp	900	6,237
White Mountains Insurance Group, Ltd.	100	25,800
#Whitney Holding Corp.	700	6,132
#Wilmington Trust Corp.	1,400	16,086
Wilshire Bancorp, Inc.	700	5,152
*Wintrust Financial Corp.	200	5,230
#*World Acceptance Corp.	500	11,860
Yadkin Valley Financial Corp.	200	1,376
Zenith National Insurance Corp.	1,000	23,870
#Zions Bancorporation	2,100	28,518

Total Financials		11,372,825

Health Care — (2.7%)
#*Abaxis, Inc.	500	13,385
#*ABIOMED, Inc.	300	2,265
*Accelrys, Inc.	700	4,200
*Accuray, Inc.	1,400	9,814
#*Affymetrix, Inc.	2,400	21,216
*Align Technology, Inc.	1,800	19,638
#*Allscripts-Misys Healthcare Solutions, Inc.	1,800	31,014
*Alphatec Holdings, Inc.	700	2,618
*American Dental Partners, Inc.	300	3,927
#AmerisourceBergen Corp.	1,400	27,608
*AMN Healthcare Services, Inc.	800	5,824
Analogic Corp.	400	15,164
*AngioDynamics, Inc.	800	9,984
*ArthroCare Corp.	300	4,050
*Aspect Medical Systems, Inc.	400	2,504
#*Athenahealth, Inc.	500	18,470

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*ATS Medical, Inc.	1,700	$5,916
#Bard (C.R.), Inc.	200	14,714
#Beckman Coulter, Inc.	500	31,495
Becton Dickinson & Co.	400	26,060
*BioClinica, Inc.	600	2,244
*Boston Scientific Corp.	1,000	10,740
*Bruker BioSciences Corp.	1,000	10,060
*Cambrex Corp.	700	3,206
*Candela Corp.	200	224
*Cantel Medical Corp.	600	9,294
#Cardinal Health, Inc.	3,900	129,870
*Celera Corp.	1,200	7,200
#*Cepheid, Inc.	300	3,171
*Cerner Corp.	400	26,032
#*Charles River Laboratories International, Inc.	800	26,456
*CombiMatrix Corp.	300	1,986
#Computer Programs & Systems, Inc.	100	3,895
*CONMED Corp.	400	7,032
*Corvel Corp.	300	7,326
#*Covance, Inc.	100	5,515
*Cross Country Healthcare, Inc.	400	3,340
*CryoLife, Inc.	250	1,270
*Cutera, Inc.	200	1,670
*Cynosure, Inc. Class A	200	1,932
#DENTSPLY International, Inc.	200	6,670
*Dionex Corp.	200	13,182
#*Eclipsys Corp.	1,500	27,300
*Edwards Lifesciences Corp.	200	13,082
*Endologix, Inc.	1,300	6,279
*eResearch Technology, Inc.	1,600	8,720
*ev3, Inc.	3,400	41,718
*Exactech, Inc.	300	4,275
#*Express Scripts, Inc.	300	21,012
*Genomic Health, Inc.	300	5,058
*Gen-Probe, Inc.	900	33,408
#*Greatbatch, Inc.	600	13,224
*Haemonetics Corp.	300	17,703
*HealthStream, Inc.	533	1,967
*Henry Schein, Inc.	1,300	66,794
Hill-Rom Holdings, Inc.	2,224	38,119
#*HLTH Corp.	15	220
#*HMS Holdings Corp.	400	15,360
*Home Diagnostics, Inc.	400	2,716
*ICU Medical, Inc.	200	7,786
#*IDEXX Laboratories, Inc.	300	14,946
*Illumina, Inc.	450	16,263
*Immucor, Inc.	200	3,332
IMS Health, Inc.	300	3,600
#*Integra LifeSciences Holdings Corp.	500	15,830
*Intuitive Surgical, Inc.	200	45,464
#Invacare Corp.	1,100	22,440
*InVentiv Health, Inc.	400	6,136
*IRIS International, Inc.	300	3,060
*Kendle International, Inc.	200	2,336
*Kensey Nash Corp.	300	8,568
*Kinetic Concepts, Inc.	2,000	63,240
*Laboratory Corp. of America Holdings	300	20,157
#*Life Technologies Corp.	1,032	46,987
#*Martek Biosciences Corp.	900	20,934
McKesson Corp.	1,600	81,840
#*Medco Health Solutions, Inc.	1,300	68,718

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MEDTOX Scientific, Inc.	200	$1,800
#Medtronic, Inc.	3,100	109,802
Meridian Bioscience, Inc.	500	11,010
*Merit Medical Systems, Inc.	800	14,632
#*Mettler Toledo International, Inc.	100	8,406
#*Millipore Corp.	100	6,960
#*MWI Veterinary Supply, Inc.	300	11,514
*Natus Medical, Inc.	700	9,520
#*NuVasive, Inc.	200	8,278
#*NxStage Medical, Inc.	1,100	6,094
*Odyssey Healthcare, Inc.	1,100	12,815
#Omnicare, Inc.	2,500	59,675
*Omnicell, Inc.	800	9,984
*OraSure Technologies, Inc.	1,500	4,260
*Orthovita, Inc.	1,100	7,161
*Osteotech, Inc.	600	2,976
*Palomar Medical Technologies, Inc.	400	5,976
*Parexel International Corp.	1,600	24,752
#*Patterson Companies, Inc.	200	5,072
*PDI, Inc.	300	1,557
#PerkinElmer, Inc.	3,300	58,179
#Pharmaceutical Products Development Service, Inc.	200	4,154
#*Phase Forward, Inc.	800	11,360
*Providence Service Corp.	400	4,220
*PSS World Medical, Inc.	800	16,168
Quality Systems, Inc.	300	16,467
Quest Diagnostics, Inc.	500	27,310
#*Quidel Corp.	300	4,479
*Regeneration Technologies, Inc.	1,700	7,531
#*RehabCare Group, Inc.	600	14,436
*ResMed, Inc.	100	4,100
*SenoRx, Inc.	600	2,334
#*Sequenom, Inc.	622	3,583
*Sirona Dental Systems, Inc.	500	12,995
*Somanetics Corp.	300	4,209
*SonoSite, Inc.	400	9,428
*Spectranetics Corp.	1,000	5,190
*St. Jude Medical, Inc.	600	22,626
#Steris Corp.	900	25,272
#Stryker Corp.	1,100	42,768
#*SurModics, Inc.	200	4,472
*Symmetry Medical, Inc.	1,100	9,416
#Techne Corp.	400	25,528
Teleflex, Inc.	1,400	67,144
#*Thermo Fisher Scientific, Inc.	3,986	180,486
#*Thoratec Corp.	600	15,084
*Universal American Corp.	1,900	17,290
#*Varian Medical Systems, Inc.	500	17,635
*Varian, Inc.	900	45,684
*Vital Images, Inc.	400	5,336
#*Waters Corp.	400	20,100
#West Pharmaceutical Services, Inc.	800	29,200
*Wright Medical Group, Inc.	400	5,568
Young Innovations, Inc.	200	5,064
*Zimmer Holdings, Inc.	1,800	83,880

Total Health Care		2,471,713

Industrials — (8.4%)
*3D Systems Corp.	795	5,732
3M Co.	1,400	98,728
#A.O. Smith Corp.	700	27,328

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
AAON, Inc.	500	$9,805
*ACCO Brands Corp.	800	3,496
*Actuant Corp.	1,500	19,260
Administaff, Inc.	700	17,542
*Advisory Board Co. (The)	100	2,558
#*AGCO Corp.	1,200	37,752
Aircastle, Ltd.	2,600	18,876
#*AirTran Holdings, Inc.	2,700	19,548
Alamo Group, Inc.	100	1,383
#*Alaska Air Group, Inc.	700	16,142
Albany International Corp. Class A	400	5,496
Alexander & Baldwin, Inc.	1,400	40,908
*Altra Holdings, Inc.	800	7,032
*Amerco, Inc.	600	26,928
#*American Commercial Lines, Inc.	500	7,810
#American Ecology Corp.	400	6,532
*American Reprographics Co.	1,600	13,840
American Science & Engineering, Inc.	200	13,950
#*American Superconductor Corp.	900	28,953
American Woodmark Corp.	400	9,376
#Ameron International Corp.	200	14,904
Ametek, Inc.	200	6,472
Ampco-Pittsburgh Corp.	300	6,819
#Apogee Enterprises, Inc.	1,000	14,580
#Applied Industrial Technologies, Inc.	1,500	33,180
*Argan, Inc.	300	4,440
#Arkansas Best Corp.	900	25,632
#*Astec Industries, Inc.	800	21,648
*ATC Technology Corp.	700	14,644
#*Atlas Air Worldwide Holding, Inc.	700	17,472
#Avery Dennison Corp.	1,400	37,422
#*Avis Budget Group, Inc.	700	5,985
#*AZZ, Inc.	400	15,500
B.F. Goodrich Co.	200	10,272
#Badger Meter, Inc.	300	11,055
*Baker (Michael) Corp.	200	8,530
#Baldor Electric Co.	1,600	41,216
#Barnes Group, Inc.	1,600	22,512
Barrett Business Services, Inc.	200	1,996
#*BE Aerospace, Inc.	800	12,928
*Beacon Roofing Supply, Inc.	1,400	23,478
#Belden, Inc.	1,000	17,540
#*Blount International, Inc.	1,100	10,230
#*BlueLinx Holdings, Inc.	700	2,793
#Brady Co. Class A	1,400	41,174
#Briggs & Stratton Corp.	1,400	24,038
#Brink’s Co. (The)	1,400	38,010
#Bucyrus International, Inc.	2,000	58,960
#*Builders FirstSource, Inc.	1,100	6,446
#Burlington Northern Santa Fe Corp.	3,750	294,712
#C.H. Robinson Worldwide, Inc.	300	16,359
*CAI International, Inc.	600	3,924
Carlisle Companies, Inc.	2,200	68,948
Cascade Corp.	200	4,890
#*CBIZ, Inc.	900	5,886
CDI Corp.	600	7,620
*CECO Environmental Corp.	500	1,860
*Celadon Group, Inc.	900	8,325
*Cenveo, Inc.	1,400	6,762
*Chart Industries, Inc.	1,000	19,260
#Cintas Corp.	900	22,662

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
CIRCOR International, Inc.	600	$13,836
#CLAROC, Inc.	400	13,244
#*Clean Harbors, Inc.	300	15,651
*Columbus McKinnon Corp.	600	8,682
#Comfort Systems USA, Inc.	1,000	11,780
*COMSYS IT Partners, Inc.	700	4,900
*Continental Airlines, Inc.	900	10,053
Con-way, Inc.	1,072	48,830
#Cooper Industries, Ltd.	2,200	72,490
#*Copart, Inc.	150	5,296
*Cornell Companies, Inc.	300	5,139
Corporate Executive Board Co.	200	3,756
*Corrections Corp. of America	2,500	43,150
#*CoStar Group, Inc.	300	11,019
Courier Corp.	300	4,962
#*Covanta Holding Corp.	1,400	23,646
*Covenant Transport Group Class A	500	2,330
#*CRA International, Inc.	200	5,386
#Crane Co.	1,600	33,952
#CSX Corp.	2,800	112,336
Cummins, Inc.	3,100	133,331
#Danaher Corp.	1,900	116,356
#Deere & Co.	1,100	48,114
#Donaldson Co., Inc.	300	11,403
Dover Corp.	2,500	85,025
Dun & Bradstreet Corp. (The)	200	14,398
*DXP Enterprises, Inc.	300	3,042
*Dycom Industries, Inc.	1,400	17,822
*Dynamex, Inc.	300	4,671
#Dynamic Materials Corp.	200	3,274
Eaton Corp.	1,800	93,456
*EMCOR Group, Inc.	2,300	55,476
#Emerson Electric Co.	1,950	70,941
#Encore Wire Corp.	800	17,352
#*Energy Conversion Devices, Inc.	600	8,544
*EnerNOC, Inc.	300	9,204
*EnerSys	1,700	33,643
#Ennis, Inc.	800	11,784
#*EnPro Industries, Inc.	650	11,583
Equifax, Inc.	2,000	52,100
#*Evergreen Solar, Inc.	1,100	2,310
#Expeditors International of Washington, Inc.	300	10,179
*Exponent, Inc.	400	10,324
#Fastenal Co.	700	24,899
Federal Signal Corp.	1,600	14,176
#FedEx Corp.	2,988	202,706
#*First Solar, Inc.	100	15,439
*Flanders Corp.	700	4,473
#Forward Air Corp.	200	4,626
*Franklin Covey Co.	400	2,580
Franklin Electric Co., Inc.	200	6,480
Freightcar America, Inc.	400	7,992
#*FTI Consulting, Inc.	1,000	54,430
*Fuel Tech, Inc.	700	6,272
*FuelCell Energy, Inc.	500	2,005
*Furmanite Corp.	600	2,730
G & K Services, Inc. Class A	300	6,816
*Gardner Denver Machinery, Inc.	1,800	52,542
#GATX Corp.	1,000	25,220
*Genco Shipping & Trading, Ltd.	1,100	26,301
*General Cable Corp.	1,400	54,278

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
General Electric Co.	17,200	$230,480
#*Genesee & Wyoming, Inc.	300	8,187
*GEO Group, Inc. (The)	800	14,384
#Gorman-Rupp Co. (The)	350	7,815
*GP Strategies Corp.	300	2,082
#Graco, Inc.	200	4,948
#*Graftech International, Ltd.	2,100	28,833
Graham Corp.	300	4,104
Granite Construction, Inc.	400	13,552
Great Lakes Dredge & Dock Corp.	2,100	12,159
*Greenbrier Companies, Inc.	500	5,245
*H&E Equipment Services, Inc.	1,100	11,704
Hardinge, Inc.	200	788
#Harsco Corp.	2,200	60,522
*Hawaiian Holdings, Inc.	1,200	7,668
#Healthcare Services Group, Inc.	700	13,069
Heartland Express, Inc.	900	13,860
*HEICO Corp. Class A	500	14,140
Herman Miller, Inc.	900	14,949
#*Hertz Global Holdings, Inc.	9,900	93,456
#*Hexcel Corp.	3,400	34,714
*Hill International, Inc.	600	2,796
HNI Corp.	1,600	35,648
Honeywell International, Inc.	2,050	71,135
Horizon Lines, Inc. Class A	1,000	5,010
Houston Wire & Cable Co.	500	5,375
*Hub Group, Inc. Class A	300	6,447
#Hubbell, Inc. Class B	1,300	48,516
*Hurco Companies, Inc.	100	1,952
*Huron Consulting Group, Inc.	200	8,870
*ICF International, Inc.	500	12,950
*ICT Group, Inc.	600	6,192
IDEX Corp.	2,200	60,016
#*IHS, Inc.	150	7,491
#Illinois Tool Works, Inc.	1,250	50,688
#Ingersoll-Rand P.L.C.	69	1,993
Insteel Industries, Inc.	400	4,076
*Integrated Electrical Services, Inc.	200	1,830
Interface, Inc. Class A	500	3,470
#*Interline Brands, Inc.	1,100	18,623
*Intersections, Inc.	500	2,400
#*Iron Mountain, Inc.	900	26,289
J.B. Hunt Transport Services, Inc.	400	11,180
*Jacobs Engineering Group, Inc.	1,800	73,764
*JetBlue Airways Corp.	8,300	42,413
#Joy Global, Inc.	500	18,590
*Kadant, Inc.	300	3,333
Kaman Corp. Class A	300	5,754
#*Kansas City Southern	900	18,279
#Kaydon Corp.	900	29,403
*Kelly Services, Inc. Class A	1,100	12,936
#Kennametal, Inc.	2,300	49,036
*Key Technology, Inc.	200	2,174
*Kforce, Inc.	1,200	11,688
Kimball International, Inc. Class B	600	4,080
*Kirby Corp.	1,900	70,319
#Knight Transportation, Inc.	1,800	32,652
#*Korn/Ferry International	1,600	22,256
Landstar System, Inc.	200	7,336
*Layne Christensen Co.	700	16,611
#Lennox International, Inc.	500	17,425

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Lincoln Electric Holdings, Inc.	1,100	$46,618
#Lindsay Corp.	400	14,188
#Manpower, Inc.	1,000	47,950
*Marten Transport, Ltd.	700	12,348
#Masco Corp.	2,100	29,253
#*Mastec, Inc.	2,700	27,945
*McDermott International, Inc.	600	11,724
#McGrath Rentcorp	800	15,376
*Metalico, Inc.	1,300	5,902
#*Middleby Corp.	419	20,489
#Mine Safety Appliances Co.	1,000	28,090
#*Mobile Mini, Inc.	900	14,562
#*Monster Worldwide, Inc.	4,500	58,635
MSC Industrial Direct Co., Inc. Class A	600	23,544
Mueller Industries, Inc.	1,300	30,888
Mueller Water Products, Inc.	2,800	10,808
Multi-Color Corp.	400	6,248
NACCO Industries, Inc. Class A	200	8,418
#*Navigant Consulting, Inc.	800	9,520
#*NCI Building Systems, Inc.	400	1,576
#Nordson Corp.	450	20,205
Norfolk Southern Corp.	3,500	151,375
*Northwest Pipe Co.	300	10,434
*Orion Marine Group, Inc.	500	11,180
#Otter Tail Corp.	500	11,655
#*Owens Corning, Inc.	400	7,352
*P.A.M. Transportation Services, Inc.	300	2,067
#Paccar, Inc.	2,000	69,300
Parker Hannifin Corp.	800	35,424
*Park-Ohio Holdings Corp.	200	1,248
#Pentair, Inc.	3,500	95,620
#Pitney Bowes, Inc.	400	8,260
*Powell Industries, Inc.	400	14,260
*Power-One, Inc.	1,200	1,728
*PowerSecure International, Inc.	500	3,025
Precision Castparts Corp.	800	63,848
*Quality Distribution, Inc.	289	867
Quanex Building Products Corp.	500	5,945
#*Quanta Services, Inc.	3,500	81,585
#*Quixote Corp.	300	729
R. R. Donnelley & Sons Co.	7,400	102,860
#Raven Industries, Inc.	300	8,610
*RBC Bearings, Inc.	500	11,850
#Regal-Beloit Corp.	1,200	55,632
#Republic Services, Inc.	4,160	110,656
*Resources Connection, Inc.	1,100	16,610
Robbins & Myers, Inc.	1,000	20,930
#Robert Half International, Inc.	600	14,874
Rockwell Automation, Inc.	300	12,423
#Rollins, Inc.	900	16,497
#Roper Industries, Inc.	500	23,910
*Rush Enterprises, Inc. Class A	600	7,860
#Ryder System, Inc.	1,600	56,208
*Sauer-Danfoss, Inc.	700	3,675
Schawk, Inc.	200	1,448
*Shaw Group, Inc.	1,900	55,936
#Simpson Manufacturing Co., Inc.	700	19,880
SkyWest, Inc.	1,600	20,288
#Southwest Airlines Co.	11,400	89,490
#*Spirit AeroSystems Holdings, Inc. Class A	2,800	36,428
SPX Corp.	1,300	68,666

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Standard Register Co.	400	$1,416
Standex International Corp.	300	3,759
Steelcase, Inc. Class A	2,100	15,372
#*Stericycle, Inc.	400	20,480
Sun Hydraulics, Inc.	500	8,790
*SunPower Corp.	192	5,242
#*Sykes Enterprises, Inc.	1,400	27,860
*Sypris Solutions, Inc.	600	1,254
TAL International Group, Inc.	600	6,654
*Taser International, Inc.	2,000	10,480
*Team, Inc.	200	2,912
*Tecumseh Products Co. Class A	200	1,636
#Tennant Co.	200	4,388
*Terex Corp.	200	3,036
#*Tetra Tech, Inc.	500	15,060
Textainer Group Holdings, Ltd.	1,500	18,030
*Thomas & Betts Corp.	1,700	45,288
Timken Co.	3,497	71,269
Titan International, Inc.	1,075	7,998
#Toro Co.	900	31,194
*TRC Companies, Inc.	600	2,688
*Trex Co., Inc.	400	6,540
#Trinity Industries, Inc.	2,000	27,920
*TrueBlue, Inc.	1,400	17,780
#*Tutor Perini Corp.	1,500	27,675
Twin Disc, Inc.	400	3,528
*UAL Corp.	1,400	5,768
*Ultralife Corp.	400	2,568
#Union Pacific Corp.	4,994	287,255
#United Parcel Service, Inc.	1,400	75,222
*United Stationers, Inc.	600	27,852
United Technologies Corp.	2,577	140,369
Universal Forest Products, Inc.	400	17,856
Universal Truckload Services, Inc.	200	3,226
#*URS Corp.	1,600	80,960
*USA Truck, Inc.	100	1,441
#*USG Corp.	3,200	45,248
Viad Corp.	500	8,860
*Vicor Corp.	500	3,945
*Volt Information Sciences, Inc.	300	2,388
W.W. Grainger, Inc.	100	8,991
#Wabtec Corp.	400	13,460
*Waste Connections, Inc.	800	22,568
#Waste Management, Inc.	2,940	82,643
Watsco, Inc. Class A	400	20,984
Watson Wyatt Worldwide, Inc.	400	14,936
Watts Water Technologies, Inc.	600	15,804
#Werner Enterprises, Inc.	1,000	18,060
#*WESCO International, Inc.	1,400	34,566
#Woodward Governor Co.	1,800	35,352

Total Industrials		7,799,940

Information Technology — (11.7%)
*3Com Corp.	11,400	42,978
#*Accenture, Ltd. Class A	700	24,549
#*ACI Worldwide, Inc.	900	13,563
*Acme Packet, Inc.	700	7,028
*Actel Corp.	800	8,912
#*Activision Blizzard, Inc.	14,200	162,590
*Actuate Corp.	800	4,184
*Acxiom Corp.	2,800	27,020

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Adaptec, Inc.	3,400	$9,044
#*ADC Telecommunications, Inc.	1,400	10,192
#*Adobe Systems, Inc.	1,450	47,009
#Adtran, Inc.	1,300	31,408
*Advanced Analogic Technologies, Inc.	1,400	6,748
*Advanced Energy Industries, Inc.	900	10,827
#*Advanced Micro Devices, Inc.	6,500	23,790
*Advent Software, Inc.	400	14,580
*Affiliated Computer Services, Inc. Class A	1,200	56,892
*Agilent Technologies, Inc.	5,300	123,066
Agilysys, Inc.	300	1,413
#*Akamai Technologies, Inc.	3,100	50,964
Altera Corp.	400	7,476
*Amdocs, Ltd.	1,400	33,488
American Software, Inc. Class A	750	4,808
#*Amkor Technology, Inc.	3,000	18,780
#Amphenol Corp.	600	20,010
*Anadigics, Inc.	2,100	8,694
#Analog Devices, Inc.	900	24,633
*Anixter International, Inc.	1,200	41,064
#*Ansys, Inc.	300	9,378
*Apple, Inc.	1,800	294,102
Applied Materials, Inc.	6,800	93,840
*Applied Micro Circuits Corp.	1,800	15,570
*ArcSight, Inc.	400	7,588
#*Ariba, Inc.	3,100	32,581
#*Arris Group, Inc.	3,400	41,412
#*Arrow Electronics, Inc.	2,900	74,733
*Art Technology Group, Inc.	2,000	7,580
*Aspen Technology, Inc.	600	5,940
#*Atheros Communications	800	20,000
*Atmel Corp.	4,400	18,348
#*ATMI, Inc.	1,100	20,009
#*Autodesk, Inc.	800	17,448
#Automatic Data Processing, Inc.	900	33,525
*Avid Technology, Inc.	1,300	15,925
*Avnet, Inc.	1,500	36,600
#*Avocent Corp.	700	10,857
AVX Corp.	6,100	67,039
*Bankrate, Inc.	200	5,740
Bel Fuse, Inc. Class B	200	3,676
*Bell Microproducts, Inc.	800	1,256
*Benchmark Electronics, Inc.	1,200	18,960
*BigBand Networks, Inc.	2,100	11,529
Black Box Corp.	300	8,241
#*Blackboard, Inc.	300	10,191
*Blue Coat Systems, Inc.	1,000	18,690
#*BMC Software, Inc.	850	28,926
*Bottomline Technologies, Inc.	900	9,207
*Brightpoint, Inc.	2,900	17,226
#*Broadcom Corp.	1,200	33,876
*Brocade Communications Systems, Inc.	9,300	73,098
CA, Inc.	2,600	54,964
#*Cabot Microelectronics Corp.	800	27,136
#*Cadence Design Systems, Inc.	2,400	14,160
*California Micro Devices Corp.	800	2,560
*Callidus Software, Inc.	1,300	3,315
Cass Information Systems, Inc.	300	10,392
*Cavium Networks, Inc.	700	13,209
*CEVA, Inc.	600	5,262
#*Checkpoint Systems, Inc.	1,400	24,262

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Chordiant Software, Inc.	1,000	$3,930
#*Ciena Corp.	3,200	35,712
*Cirrus Logic, Inc.	2,300	12,374
*Cisco Sytems, Inc.	14,200	312,542
#*Citrix Systems, Inc.	300	10,680
#Cognex Corp.	1,400	23,100
#*Cognizant Technology Solutions Corp.	600	17,754
#*Coherent, Inc.	600	11,772
Cohu, Inc.	500	6,065
#*CommScope, Inc.	1,000	25,600
Communications Systems, Inc.	200	2,390
#*Computer Sciences Corp.	2,300	110,791
#*Compuware Corp.	2,600	19,058
*Comverge, Inc.	300	3,948
*Concur Technologies, Inc.	600	20,694
*Constant Contact, Inc.	500	11,305
*Convergys Corp.	4,400	47,124
Corning, Inc.	9,300	158,100
*Cray, Inc.	300	2,436
*Cree, Inc.	2,400	76,944
*CSG Systems International, Inc.	400	6,672
*CyberSource Corp.	2,500	43,350
#*Cymer, Inc.	1,000	34,210
#*Cypress Semiconductor Corp.	1,500	15,930
Daktronics, Inc.	200	1,676
*DDi Corp.	500	2,400
*DealerTrack Holdings, Inc.	1,400	27,762
#*Dell, Inc.	2,300	30,774
*Deltek, Inc.	800	4,968
*DG FastChannel, Inc.	700	14,693
Diebold, Inc.	1,500	41,580
*Digi International, Inc.	700	7,147
#*Digital River, Inc.	600	21,210
#*Diodes, Inc.	1,100	20,306
*DivX, Inc.	1,000	5,830
*Dolby Laboratories, Inc.	150	6,245
*Double-Take Software, Inc.	700	6,090
*DSP Group, Inc.	700	6,097
*DST Systems, Inc.	500	22,165
#*DTS, Inc.	400	10,988
#*EarthLink, Inc.	3,800	32,110
#*eBay, Inc.	7,700	163,625
*Ebix, Inc.	100	4,148
*Echelon Corp.	1,300	11,024
*Echostar Holding Corp.	1,396	20,577
Electro Rent Corp.	600	5,712
#*Electronic Arts, Inc.	5,750	123,452
*Electronics for Imaging, Inc.	1,600	18,240
#*EMC Corp.	12,100	182,226
*Emulex Corp.	2,300	20,999
*Entegris, Inc.	1,700	6,341
*Epicor Software Corp.	2,000	12,160
#*EPIQ Systems, Inc.	1,100	17,655
#*Equinix, Inc.	200	16,346
*Euronet Worldwide, Inc.	1,300	27,352
*Exar Corp.	1,500	10,545
*ExlService Holdings, Inc.	900	11,682
*F5 Networks, Inc.	400	14,848
FactSet Research Systems, Inc.	200	11,340
#Fair Isaac Corp.	1,700	32,623
*Fairchild Semiconductor Corp. Class A	4,400	38,852

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*FalconStor Software, Inc.	1,200	$6,420
#*Faro Technologies, Inc.	600	10,620
#*FEI Co.	1,200	29,400
#Fidelity National Information Services, Inc.	3,300	77,286
#*Fiserv, Inc.	1,100	52,151
#*FLIR Systems, Inc.	400	8,596
#*FormFactor, Inc.	1,700	39,185
*Forrester Research, Inc.	400	9,028
*Gartner Group, Inc.	400	6,840
*Gerber Scientific, Inc.	400	1,252
Global Payments, Inc.	300	12,690
*Globecomm Systems, Inc.	500	3,970
*Google, Inc.	400	177,220
#*GSI Commerce, Inc.	1,300	23,712
*GSI Technology, Inc.	600	2,376
*Hackett Group, Inc.	1,100	3,344
*Harmonic, Inc.	500	3,465
*Harris Stratex Networks, Inc. Class A	900	6,246
Heartland Payment Systems, Inc.	400	4,264
#*Hewitt Associates, Inc. Class A	400	11,972
#Hewlett-Packard Co.	6,800	294,440
#*Hittite Microwave Corp.	500	17,560
*Hughes Communications, Inc.	300	7,800
*Hutchinson Technology, Inc.	400	1,308
*IAC/InterActiveCorp.	4,900	90,209
*iGATE Corp.	600	4,350
#*Imation Corp.	1,000	9,080
#*Infinera Corp.	2,400	16,248
*infoGROUP, Inc.	1,900	11,438
#*Informatica Corp.	500	9,195
*InfoSpace, Inc.	800	5,856
*Ingram Micro, Inc.	3,400	57,188
*Insight Enterprises, Inc.	1,400	14,420
*Integral Systems, Inc.	400	2,872
*Integrated Device Technology, Inc.	5,900	39,943
*Integrated Silicon Solution, Inc.	1,278	4,026
#Intel Corp.	14,600	281,050
*Interactive Intelligence, Inc.	300	4,848
*InterDigital, Inc.	700	20,727
*Intermec, Inc.	1,600	21,824
*Internap Network Services Corp.	1,700	5,168
International Business Machines Corp.	2,600	306,618
*International Rectifier Corp.	2,500	41,400
*Internet Capital Group, Inc.	900	6,723
#Intersil Corp.	4,400	63,228
*Intevac, Inc.	500	5,755
*Intuit, Inc.	600	17,820
*iPass, Inc.	2,400	4,272
#*Itron, Inc.	800	41,736
#*Ixia	800	6,032
#*IXYS Corp.	1,100	8,503
*j2 Global Communications, Inc.	700	16,793
Jabil Circuit, Inc.	7,000	64,120
Jack Henry & Associates, Inc.	1,000	21,470
*JDA Software Group, Inc.	1,000	20,610
*JDS Uniphase Corp.	7,800	45,708
#*Juniper Networks, Inc.	1,400	36,582
Keithley Instruments, Inc.	600	3,342
*Kenexa Corp.	300	3,660
#KLA-Tencor Corp.	1,000	31,880
*Knot, Inc. (The)	1,100	9,614

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Kopin Corp.	2,400	$9,528
*Kulicke & Soffa Industries, Inc.	2,000	11,740
#*L-1 Identity Solutions, Inc.	3,150	24,790
#*Lam Research Corp.	2,000	60,120
*Lawson Software, Inc.	5,300	31,482
*LeCroy Corp.	600	2,382
#Lender Processing Services, Inc.	450	15,381
*Lexmark International, Inc.	900	13,032
*Limelight Networks, Inc.	2,700	10,692
Linear Technology Corp.	1,200	32,244
*Lionbridge Technologies, Inc.	178	392
*Liquidity Services, Inc.	700	8,036
*Littlefuse, Inc.	300	7,020
*LoJack Corp.	300	1,224
*LoopNet, Inc.	1,100	8,800
*Loral Space & Communications, Inc.	500	10,465
#*LSI Corp.	9,900	51,282
*Magma Design Automation, Inc.	400	588
#*Manhattan Associates, Inc.	400	7,400
Marchex, Inc. Class B	500	2,190
#MasterCard, Inc. Class A	100	19,403
*Mattson Technology, Inc.	700	1,057
Maxim Integrated Products, Inc.	500	8,860
Maximus, Inc.	500	21,310
*Maxwell Technologies, Inc.	400	5,664
#*McAfee, Inc.	600	26,748
*Measurement Specialties, Inc.	400	3,220
#*MEMC Electronic Materials, Inc.	4,000	70,480
*Mentor Graphics Corp.	3,400	23,596
Methode Electronics, Inc.	1,000	7,580
Micrel, Inc.	500	3,910
#Microchip Technology, Inc.	400	10,772
*Micron Technology, Inc.	18,600	118,854
*Micros Systems, Inc.	400	10,956
*Microsemi Corp.	2,900	39,585
Microsoft Corp.	6,000	141,120
*MicroStrategy, Inc.	100	6,105
*Microtune, Inc.	700	1,442
*ModusLink Global Solutions, Inc.	900	6,417
Molex, Inc. Class A	748	12,447
*MoneyGram International, Inc.	600	1,344
#*Monolithic Power Systems, Inc.	600	13,314
#Motorola, Inc.	19,400	138,904
*MSC.Software Corp.	1,500	10,965
MTS Systems Corp.	200	4,698
*Multi-Fineline Electronix, Inc.	900	20,511
*Nanometrics, Inc.	800	2,968
#National Instruments Corp.	1,000	25,220
#National Semiconductor Corp.	850	12,801
*NCR Corp.	900	11,646
#*NetApp, Inc.	300	6,738
#*NETGEAR, Inc.	1,000	17,010
*NetLogic Microsystems, Inc.	400	15,896
*NetScout Systems, Inc.	1,400	13,930
*Network Equipment Technologies, Inc.	400	2,280
*NeuStar, Inc.	300	6,804
*NIC, Inc.	950	7,210
#*Novatel Wireless, Inc.	1,000	9,480
*Novell, Inc.	9,600	43,968
#*Novellus Systems, Inc.	2,000	39,140
*Nu Horizons Electronics Corp.	400	1,580

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Nuance Communications, Inc.	4,700	$62,040
#*Nvidia Corp.	400	5,172
*OmniVision Technologies, Inc.	1,800	23,814
*ON Semiconductor Corp.	2,580	18,834
*Online Resources Corp.	400	2,644
*Oplink Communications, Inc.	700	8,904
OPNET Technologies, Inc.	700	6,650
*Opnext, Inc.	1,600	3,248
Oracle Corp.	8,800	194,744
#*OSI Systems, Inc.	500	9,905
#*Palm, Inc.	1,800	28,314
*Parametric Technology Corp.	1,800	23,238
*ParkerVision, Inc.	500	1,525
#Paychex, Inc.	700	18,550
*PC Connection, Inc.	400	2,296
*PC Mall, Inc.	400	3,476
*PC-Tel, Inc.	700	4,683
*PDF Solutions, Inc.	500	1,150
Pegasystems, Inc.	400	11,320
*Perficient, Inc.	1,000	7,380
*Pericom Semiconductor Corp.	900	8,550
*Perot Systems Corp.	3,000	47,940
*Phoenix Technologies, Ltd.	100	331
*Photronics, Inc.	1,400	7,154
Plantronics, Inc.	1,300	30,771
*Plexus Corp.	400	10,276
*PLX Technology, Inc.	1,100	4,290
*PMC-Sierra, Inc.	6,100	55,815
*Polycom, Inc.	1,200	28,500
#Power Integrations, Inc.	700	20,503
#*Presstek, Inc.	800	1,360
*Progress Software Corp.	400	9,052
QAD, Inc.	1,100	4,136
*QLogic Corp.	2,700	35,235
#QUALCOMM, Inc.	3,400	157,114
#*Quest Software, Inc.	3,400	50,116
*Radiant Systems, Inc.	1,100	11,066
*RadiSys Corp.	700	5,544
#*Rambus, Inc.	400	6,772
*RealNetworks, Inc.	3,800	11,020
*Red Hat, Inc.	1,000	22,830
Renaissance Learning, Inc.	700	6,811
*RF Micro Devices, Inc.	6,300	32,760
Richardson Electronics, Ltd.	600	2,232
*RightNow Technologies, Inc.	500	6,020
*Rimage Corp.	300	5,001
#*Riverbed Technology, Inc.	600	12,006
#*Rofin-Sinar Technologies, Inc.	900	19,539
*Rogers Corp.	200	4,990
#*Rovi Corp.	2,839	74,268
*Rudolph Technologies, Inc.	1,100	8,987
*S1 Corp.	1,900	13,471
#*Salesforce.com, Inc.	600	26,004
#*Sandisk Corp.	4,700	83,754
*Sapient Corp.	1,200	8,016
*SAVVIS, Inc.	1,200	17,412
#*ScanSource, Inc.	900	25,677
*SeaChange International, Inc.	800	7,320
*Semitool, Inc.	1,100	6,512
*Semtech Corp.	1,600	29,440
*Sigma Designs, Inc.	900	14,553

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Silicon Graphics International Corp.	700	$3,514
*Silicon Image, Inc.	1,800	4,410
#*Silicon Laboratories, Inc.	800	34,264
*Silicon Storage Technology, Inc.	4,000	7,520
#*Skyworks Solutions, Inc.	4,600	55,568
*Smart Modular Technologies (WWH), Inc.	2,200	6,556
*Smith Micro Software, Inc.	1,100	12,573
*Soapstone Networks, Inc.	300	148
*Sonic Solutions, Inc.	900	3,267
*SonicWALL, Inc.	1,700	12,903
*Sonus Networks, Inc.	1,400	2,660
*Sourcefire, Inc.	800	14,112
#*SPSS, Inc.	500	24,740
*Standard Microsystems Corp.	700	16,240
#*Starent Networks Corp.	700	16,786
#*STEC, Inc.	1,200	40,908
#*Stratasys, Inc.	400	6,312
#*SuccessFactors, Inc.	1,100	11,605
*Sun Microsystems, Inc.	1,475	13,526
*Supertex, Inc.	400	9,220
*Support.com, Inc.	900	2,214
*Switch and Data Facilities Co.	500	6,945
#*Sybase, Inc.	1,000	35,800
*Sycamore Networks, Inc.	7,945	27,013
#*Symantec Corp.	4,900	73,157
*Symmetricom, Inc.	1,500	9,720
#*Synaptics, Inc.	200	4,794
#*SYNNEX Corp.	1,100	31,262
*Synopsys, Inc.	1,500	29,970
#Syntel, Inc.	400	15,832
#*Take-Two Interactive Software, Inc.	2,800	26,656
*Taleo Corp. Class A	800	14,000
#*Tech Data Corp.	1,800	62,874
Technitrol, Inc.	600	4,356
*Techwell, Inc.	300	2,862
*Tekelec	2,200	40,458
*TeleTech Holdings, Inc.	1,700	28,424
*Tellabs, Inc.	3,300	19,140
*Teradata Corp.	450	11,056
#*Teradyne, Inc.	4,700	37,036
#*Terremark Worldwide, Inc.	1,000	6,230
*Tessera Technologies, Inc.	1,300	36,517
#Texas Instruments, Inc.	3,300	79,365
TheStreet.com, Inc.	800	1,664
*THQ, Inc.	1,700	11,407
#*TIBCO Software, Inc.	1,800	15,714
*TNS, Inc.	400	9,172
Total System Services, Inc.	519	7,619
#*Trimble Navigation, Ltd.	2,600	61,646
#*Triquint Semiconductor, Inc.	4,400	31,592
*TTM Technologies, Inc.	1,400	13,818
#*Tyco Electronics, Ltd.	6,600	141,702
*Tyler Technologies, Inc.	600	9,240
#*Ultimate Software Group, Inc.	200	5,120
*Ultratech, Inc.	800	9,528
*Unica Corp.	500	3,130
United Online, Inc.	3,000	27,540
*Universal Display Corp.	300	3,645
*ValueClick, Inc.	2,100	24,150
#*Varian Semiconductor Equipment Associates, Inc.	1,300	41,652
*Veeco Instruments, Inc.	800	15,072

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*VeriFone Holdings, Inc.	1,500	$13,515
#*VeriSign, Inc.	800	16,352
*Virage Logic Corp.	200	998
*Virtusa Corp.	700	6,524
#*Visa, Inc.	1,100	72,006
*Vishay Intertechnology, Inc.	2,900	20,619
#*VistaPrint, Ltd.	400	16,500
#*VMware, Inc. Class A	200	6,446
*Vocus, Inc.	200	3,364
#*Volterra Semiconductor Corp.	600	9,954
*Web.com Group, Inc.	500	3,070
*WebMD Health Corp. Class A	100	3,341
*WebMediaBrands, Inc.	605	315
*Websense, Inc.	800	11,840
#*Western Digital Corp.	4,000	121,000
Western Union Co.	1,400	24,472
*Wright Express Corp.	900	25,452
Xerox Corp.	13,400	109,746
#Xilinx, Inc.	500	10,845
*X-Rite, Inc.	400	704
*Yahoo!, Inc.	8,400	120,288
*Zebra Technologies Corp. Class A	1,700	41,548
*Zoran Corp.	1,700	19,584
*Zygo Corp.	400	2,528

Total Information Technology		10,866,474

Materials — (3.8%)
A. Schulman, Inc.	800	17,048
A.M. Castle & Co.	700	7,385
*AEP Industries, Inc.	200	6,382
Air Products & Chemicals, Inc.	600	44,760
Airgas, Inc.	600	26,748
AK Steel Holding Corp.	1,400	27,538
#Albemarle Corp.	2,000	59,420
#Alcoa, Inc.	10,700	125,832
#Allegheny Technologies, Inc.	1,500	40,620
#AMCOL International Corp.	1,100	20,691
#American Vanguard Corp.	900	7,794
#AptarGroup, Inc.	1,000	34,920
Arch Chemicals, Inc.	1,000	26,550
Ashland, Inc.	1,855	61,475
#*Balchem Corp.	300	8,325
#Ball Corp.	500	24,180
Bemis Co., Inc.	1,200	31,584
*Brush Engineered Materials, Inc.	700	14,931
*Buckeye Technologies, Inc.	1,200	7,620
#Cabot Corp.	700	12,810
*Calgon Carbon Corp.	1,500	19,005
#Carpenter Technology Corp.	1,400	26,166
#Celanese Corp. Class A	700	17,990
#*Century Aluminum Co.	600	5,028
CF Industries Holdings, Inc.	200	15,788
Cliffs Natural Resources, Inc.	2,300	62,997
#*Coeur d’Alene Mines Corp.	2,200	31,240
Commercial Metals Co.	4,001	66,176
*Crown Holdings, Inc.	800	20,080
#Cytec Industries, Inc.	1,500	37,650
Deltic Timber Corp.	200	8,994
#Dow Chemical Co.	5,300	112,201
du Pont (E.I.) de Nemours & Co.	3,000	92,790
Eagle Materials, Inc.	1,500	40,950

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Ecolab, Inc.	400	$16,604
*Ferro Corp.	800	3,976
FMC Corp.	300	14,592
#Freeport-McMoRan Copper & Gold, Inc. Class B	900	54,270
*General Moly, Inc.	2,400	6,792
*Gentek, Inc.	200	4,746
#*Georgia Gulf Corp.	16	277
#Greif, Inc. Class A	600	30,798
H.B. Fuller Co.	1,700	34,272
*Haynes International, Inc.	400	9,212
#*Headwaters, Inc.	1,000	3,070
#*Hecla Mining Co.	7,200	22,680
*Horsehead Holding Corp.	1,200	12,828
*Huntsman Corp.	3,000	18,420
*ICO, Inc.	400	1,652
#Innophos Holdings, Inc.	700	13,146
International Flavors & Fragrances, Inc.	400	14,104
International Paper Co.	8,600	161,766
Kaiser Aluminum Corp.	700	23,142
KMG Chemicals, Inc.	200	1,480
Koppers Holdings, Inc.	300	8,373
*Landec Corp.	600	3,792
*Louisiana-Pacific Corp.	3,400	14,348
*LSB Industries, Inc.	700	12,432
Lubrizol Corp.	1,300	75,309
#Martin Marietta Materials, Inc.	100	8,607
MeadWestavco Corp.	3,500	68,215
Minerals Technologies, Inc.	200	8,694
Mosaic Co. (The)	1,200	62,580
Myers Industries, Inc.	1,100	10,824
Nalco Holding Co.	2,800	49,532
Neenah Paper, Inc.	300	2,940
NewMarket Corp.	300	22,695
Newmont Mining Corp.	3,100	128,185
NL Industries, Inc.	700	4,781
#Nucor Corp.	1,800	80,046
#Olin Corp.	800	11,032
#Olympic Steel, Inc.	200	5,102
#*OM Group, Inc.	1,100	37,026
#*Owens-Illinois, Inc.	800	27,152
P.H. Glatfelter Co.	1,500	15,525
Packaging Corp. of America	2,800	55,076
*Pactiv Corp.	2,000	50,360
*Penford Corp.	200	1,312
*PolyOne Corp.	700	3,003
PPG Industries, Inc.	500	27,500
Praxair, Inc.	600	46,908
Quaker Chemical Corp.	300	5,400
#Reliance Steel & Aluminum Co.	1,424	48,003
Rock-Tenn Co. Class A	800	35,968
#*Rockwood Holdings, Inc.	2,000	35,840
#Royal Gold, Inc.	300	12,324
RPM International, Inc.	2,800	44,688
#Schnitzer Steel Industries, Inc. Class A	200	10,754
Scotts Miracle-Gro Co. Class A (The)	700	27,335
Sealed Air Corp.	4,000	73,560
Sensient Technologies Corp.	1,700	42,823
#Sigma-Aldrich Corp.	600	30,450
Silgan Holdings, Inc.	200	10,052
Sonoco Products Co.	2,100	55,608
Southern Copper Corp.	1,704	43,895

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Spartech Corp.	700	$8,750
#Steel Dynamics, Inc.	2,400	39,264
Stepan Co.	300	13,434
*Stillwater Mining Co.	3,400	22,746
Temple-Inland, Inc.	2,700	42,282
Terra Industries, Inc.	500	14,580
#Texas Industries, Inc.	1,000	45,500
*United States Lime & Minerals, Inc.	200	7,838
#*United States Steel Corp.	600	23,850
*Universal Stainless & Alloy Products, Inc.	200	3,522
Valspar Corp.	1,000	25,320
Vulcan Materials Co.	200	9,496
#*W.R. Grace & Co.	1,700	28,271
Walter Energy, Inc.	550	27,148
*Wausau Paper Corp.	1,900	17,860
#Westlake Chemical Corp.	2,300	57,477
#Weyerhaeuser Co.	4,200	147,168
#Worthington Industries, Inc.	2,800	37,016
*Zoltek Companies, Inc.	1,200	11,904

Total Materials		3,512,970

Telecommunication Services — (2.3%)
#Alaska Communications Systems Group, Inc.	500	3,705
#*American Tower Corp.	900	30,681
AT&T, Inc.	22,455	588,995
Atlantic Tele-Network, Inc.	300	12,579
#*Cbeyond, Inc.	700	9,814
#*Centennial Communications Corp.	800	6,136
CenturyTel, Inc.	2,100	65,919
*Cincinnati Bell, Inc.	4,200	13,146
#*Cogent Communications Group, Inc.	300	2,487
#Consolidated Communications Holdings, Inc.	900	11,367
#*Crown Castle International Corp.	1,300	37,362
*FairPoint Communications, Inc.	585	345
Frontier Communications Corp.	2,600	18,200
*General Communications, Inc. Class A	700	4,795
*Global Crossing, Ltd.	1,200	13,044
*iBasis, Inc.	700	1,365
#Iowa Telecommunications Services, Inc.	300	3,678
*iPCS, Inc.	400	7,204
*Leap Wireless International, Inc.	1,200	28,740
*MetroPCS Communications, Inc.	6,300	74,655
*Neutral Tandem, Inc.	400	12,400
*NII Holdings, Inc.	2,500	57,550
*PAETEC Holding Corp.	4,600	13,524
#*Premiere Global Services, Inc.	1,500	14,385
#Qwest Communications International, Inc.	7,000	27,020
#*SBA Communications Corp.	600	15,654
#*Sprint Nextel Corp.	21,800	87,200
*SureWest Communications	300	3,843
*Syniverse Holdings, Inc.	1,100	19,283
Telephone & Data Systems, Inc.	700	18,018
Telephone & Data Systems, Inc. Special Shares	1,100	26,510
#*tw telecom, inc.	1,450	14,355
*United States Cellular Corp.	900	32,238
*USA Mobility, Inc.	600	8,100
Verizon Communications, Inc.	26,900	862,683
Windstream Corp.	800	7,016

Total Telecommunication Services		2,153,996

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (2.0%)
#AGL Resources, Inc.	1,000	$33,620
Allegheny Energy, Inc.	300	7,563
#ALLETE, Inc.	500	15,990
Alliant Energy Corp.	400	10,464
#Ameren Corp.	500	12,715
American Electric Power Co., Inc.	900	27,864
#American States Water Co.	200	7,270
#Atmos Energy Corp.	1,200	32,592
Avista Corp.	700	12,964
#Black Hills Corp.	200	5,202
#California Water Service Group	200	7,574
#*Calpine Corp.	4,100	52,808
CenterPoint Energy, Inc.	500	6,025
Central Vermont Public Service Corp.	100	1,844
CH Energy Group, Inc.	200	9,898
Chesapeake Utilities Corp.	100	3,315
#Cleco Corp.	800	18,952
#CMS Energy Corp.	1,200	15,528
Connecticut Water Services, Inc.	200	4,326
#Consolidated Edison, Inc.	1,100	43,296
#Dominion Resources, Inc.	1,800	60,840
#DPL, Inc.	600	14,370
DTE Energy Co.	900	31,014
Duke Energy Corp.	4,000	61,920
#*Dynegy, Inc.	800	1,608
Edison International	700	22,624
*El Paso Electric Co.	500	7,555
Empire District Electric Co.	800	14,688
Energen Corp.	200	8,264
#Entergy Corp.	600	48,198
#EQT Corp.	200	7,676
Exelon Corp.	1,400	71,204
#FirstEnergy Corp.	300	12,360
#FPL Group, Inc.	1,300	73,671
#Great Plains Energy, Inc.	400	6,372
#Hawaiian Electric Industries, Inc.	900	16,083
#IDACORP, Inc.	600	16,632
Integrys Energy Group, Inc.	300	10,134
#ITC Holdings Corp.	500	23,850
Laclede Group, Inc.	300	10,071
MDU Resources Group, Inc.	300	6,039
#MGE Energy, Inc.	200	7,174
Middlesex Water Co.	300	4,587
#*Mirant Corp.	1,500	27,090
National Fuel Gas Co.	200	8,116
#New Jersey Resources Corp.	500	19,300
#Nicor, Inc.	500	18,220
#NiSource, Inc.	1,500	19,320
Northeast Utilities, Inc.	900	20,709
#Northwest Natural Gas Co.	200	8,928
NorthWestern Corp.	800	19,360
#*NRG Energy, Inc.	1,400	38,094
NSTAR	500	16,050
#NV Energy, Inc.	1,100	12,650
OGE Energy Corp.	500	15,050
#Oneok, Inc.	500	16,550
#Ormat Technologies, Inc.	1,000	39,590
Pennichuck Corp.	100	2,295
Pepco Holdings, Inc.	300	4,314
PG&E Corp.	1,100	44,407
Piedmont Natural Gas Co.	500	12,310

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Pinnacle West Capital Corp.	550	$17,578
#PNM Resources, Inc.	1,600	19,520
Portland General Electric Co.	1,000	19,030
#PPL Corp.	1,100	37,169
Progress Energy, Inc.	800	31,552
Public Service Enterprise Group, Inc.	4,801	155,792
#Questar Corp.	1,800	59,526
#*RRI Energy, Inc.	1,900	10,165
#SCANA Corp.	400	14,140
#Sempra Energy	400	20,972
#SJW Corp.	400	8,968
South Jersey Industries, Inc.	700	25,816
#Southern Co.	600	18,840
Southwest Gas Corp.	800	19,376
Southwest Water Co.	600	2,934
TECO Energy, Inc.	2,700	36,423
UGI Corp.	500	13,220
#UIL Holdings Corp.	300	7,320
#Unisource Energy Corp.	800	22,080
Vectren Corp.	1,000	24,560
Westar Energy, Inc.	1,500	29,505
WGL Holdings, Inc.	400	13,248
#Wisconsin Energy Corp.	200	8,594
Xcel Energy, Inc.	1,500	29,910
York Water Co.	300	5,192

Total Utilities		1,860,527

TOTAL COMMON STOCKS		62,495,590

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	270,109	270,109

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (32.3%)
§@DFA Short Term Investment Fund LP	29,732,802	29,732,802
@Repurchase Agreement, Deutsche Bank 0.20%, 08/03/09 (Collateralized by $379,944 FHLMC 7.000%, 06/01/37, valued at $291,760) to be repurchased at $283,267	$283	283,262

TOTAL SECURITIES LENDING COLLATERAL		30,016,064

TOTAL INVESTMENTS — (100.0%) (Cost $102,881,526)##		$92,781,763

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,849,852	—	—	$9,849,852
Consumer Staples	3,830,072	—	—	3,830,072
Energy	8,777,221	—	—	8,777,221
Financials	11,372,825	—	—	11,372,825
Health Care	2,471,713	—	—	2,471,713
Industrials	7,799,940	—	—	7,799,940
Information Technology	10,866,474	—	—	10,866,474
Materials	3,512,970	—	—	3,512,970
Telecommunication Services	2,153,996	—	—	2,153,996
Utilities	1,860,527	—	—	1,860,527
Temporary Cash Investments	270,109	—	—	270,109
Securities Lending Collateral	—	$30,016,064	—	30,016,064

TOTAL	$62,765,699	$30,016,064	—	$92,781,763

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.7%)
BRAZIL — (7.3%)
Acos Villares SA	111,000	$44,025
AES Tiete SA (2440693)	15,500	147,045
AES Tiete SA (2441038)	15,500	168,645
All America Latina Logistica SA	96,200	607,389
American Banknote SA	9,400	79,100
*Anhanguera Educacional Participacoes SA	8,000	79,325
B2W Cia Global Do Varejo	11,500	266,582
Banco Bradesco SA	75,700	1,000,137
Banco do Brasil SA	37,400	473,476
Banco Sofisa SA	10,400	29,264
*BR Malls Participacoes SA	14,100	146,611
*BRF - Brasil Foods SA	40,800	896,583
Centrais Eletricas Brasileiras SA (2308445)	20,700	286,244
Centrais Eletricas Brasileiras SA (2311120)	19,500	297,974
Cia de Gas de Sao Paulo	4,000	73,107
Cia de Saneamento de Minas Gerais-Copasa	13,800	188,537
Cia Energetica de Minas Gerais	3,875	43,408
Cia Energetica de Sao Paulo	30,600	315,390
Cia Hering	2,300	18,923
Cia Vale do Rio Doce	176,600	3,484,318
*Comgas Cia Gas Redeem B Share	63	1,151
Companhia de Concessoes Radoviarias	10,800	177,419
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	371,147
Companhia Siderurgica Nacional SA Sponsored ADR	78,600	2,012,160
CPFL Energia SA	15,800	277,765
Cremer SA	8,200	50,982
Cyrela Brazil Realty SA	49,600	510,156
Empresa Brasileira de Aeronautica SA	90,900	441,894
*Empresa Brasileira de Aeronautica SA ADR	6,100	118,889
Eternit SA	9,450	37,886
Ferbasa-Ferro Ligas Da Bahia	9,900	50,939
Fertilizantes Fosfatados SA	5,600	52,526
Gafisa SA	12,100	154,675
Gerdau SA	29,400	260,948
*Global Village Telecom Holding SA	20,700	400,631
*IdeiasNet SA	41,600	75,809
Industrias Romi SA	18,000	104,194
#Itau Unibanco Holding SA ADR	317,882	5,686,909
JBS SA	109,100	433,301
Light SA	22,100	287,836
Localiza Rent a Car SA	20,200	162,401
Lojas Americanas SA	28,000	135,066
Lojas Renner SA	21,600	316,287
M Dias Branco SA	5,900	99,611
*Mmx Mineracao e Metalicos SA	14,000	53,276
Natura Cosmeticos SA	19,000	270,679
Obrascon Huarte Lain Brasil SA	9,100	98,036
*Paranapanema SA	25,200	55,107
*PDG Realty SA Empreendimentos e Participacoes	8,000	113,627
Petroleo Brasileiro SA ADR (71654V101)	146,315	4,930,816
Petroleo Brasileiro SA ADR (71654V408)	106,230	4,380,925
*Plascar Participacoes Industriais SA	43,400	54,432
Porto Seguro SA	24,000	214,820
*Sao Martinho SA	16,000	135,924
*Tam SA	20,900	257,644
Tele Norte Leste Participacoes SA	8,800	158,950
Telecomunicacoes de Sao Paulo SA	10,200	203,371

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Tim Participacoes SA	15,200	$44,971
Totvs SA	3,200	128,292
Tractebel Energia SA	36,200	375,630
Universo Online SA	20,500	86,802
Usinas Siderurgicas de Minas Gerais SA	9,000	219,917
Vivo Participacoes SA	3,453	75,861
#Vivo Participacoes SA ADR	35,925	818,012
Weg SA	40,900	329,041

TOTAL BRAZIL		33,872,798

CHILE — (2.1%)
Aguas Andinas SA Series A	289,897	117,341
Banco de Chile Series F ADR	7,749	344,812
Banco de Credito e Inversiones SA Series A	9,998	279,969
Banco Santander Chile SA ADR	7,000	343,770
CAP SA	22,265	517,685
Colbun SA	2,969,308	748,295
Compania General de Electricidad SA	43,879	293,581
*Compania SudAmericana de Vapores SA	309,278	228,650
CorpBanca SA	38,136,342	230,418
Embotelladora Andina SA Series B	21,938	64,875
Embotelladora Andina SA Series B ADR	5,000	91,250
Empresa Nacional de Electricidad SA Sponsored ADR	24,755	1,220,422
Empresa Nacional de Telecomunicaciones SA	32,414	447,823
Empresas CMPC SA	29,738	879,416
Empresas Copec SA	89,745	1,142,841
*Empresas Iansa SA	842,902	55,539
Enersis SA Sponsored ADR	58,256	1,117,933
Lan Airlines SA Sponsored ADR	19,400	237,262
Madeco SA	1,535,966	101,660
Madeco SA Sponsored ADR	10,700	70,085
Masisa SA	529,000	69,810
S.A.C.I. Falabella SA	74,146	305,601
Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,000	787,380

TOTAL CHILE		9,696,418

CHINA — (11.5%)
#Agile Property Holdings, Ltd.	446,000	627,381
*Air China, Ltd.	492,000	317,486
Ajisen China Holdings, Ltd.	135,000	91,341
Aluminum Corp. of China, Ltd. ADR	39,595	1,143,504
AMVIG Holdings, Ltd.	76,000	60,817
#Angang Steel Co., Ltd.	248,000	560,343
#Anhui Conch Cement Co., Ltd.	40,000	290,577
Anhui Expressway Co., Ltd.	54,000	33,318
Bank of China, Ltd.	3,374,000	1,676,896
Bank of Communications Co., Ltd.	732,000	897,129
*Beijing Capital International Airport Co., Ltd.	470,000	334,632
Beijing Capital Land, Ltd.	330,000	149,057
Beijing North Star Co., Ltd.	320,000	136,806
Belle International Holdings, Ltd.	236,000	235,967
Bosideng International Holdings, Ltd.	484,000	70,441
*Brilliance China Automotive Holdings, Ltd.	844,000	119,545
#*Byd Co., Ltd.	159,000	878,647
Chaoda Modern Agriculture (Holdings), Ltd.	559,832	381,898
China Agri-Industries Holdings, Ltd.	244,000	180,366
China Citic Bank	583,000	404,829
China Construction Bank Corp.	4,274,000	3,432,836
China COSCO Holdings Co., Ltd.	87,000	125,226
#*China Eastern Airlines Corp., Ltd.	256,000	82,692
China Everbright International, Ltd.	262,000	99,815

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Everbright, Ltd.	212,000	$666,359
*China Grand Forestry Green Resources Group, Ltd.	1,520,000	73,389
China Green (Holdings), Ltd.	93,000	99,253
China High Speed Transmission Equipment Group Co., Ltd.	115,000	287,466
#*China Insurance International Holdings Co., Ltd.	96,000	290,215
China Life Insurance Co., Ltd.	22,000	97,572
China Life Insurance Co., Ltd. ADR	36,543	2,432,302
*China Mengniu Dairy Co., Ltd.	129,000	308,087
#China Merchants Bank Co., Ltd.	201,500	472,939
China Merchants Holdings (International) Co., Ltd.	231,685	762,837
*China Mining Resources Group, Ltd.	1,034,000	60,614
China Mobile, Ltd. Sponsored ADR	65,301	3,426,343
#China Molybdenum Co., Ltd.	241,000	220,031
China National Building Material Co., Ltd.	76,000	164,968
China Oilfield Services, Ltd.	144,000	156,386
China Overseas Land & Investment, Ltd.	8,320	20,423
*China Power International Development, Ltd.	358,000	128,267
China Rare Earth Holdings, Ltd.	260,000	51,558
China Resources Gas Group, Ltd.	50,000	41,850
China Resources Land, Ltd.	158,000	382,224
China Resources Power Holdings Co., Ltd.	238,000	614,350
China Shenhua Energy Co., Ltd.	233,500	955,075
#*China Shipping Container Lines Co., Ltd.	809,000	315,344
China Shipping Development Co., Ltd.	106,000	160,716
#*China Southern Airlines Co., Ltd.	230,000	82,478
*China Southern Airlines Co., Ltd. ADR	9,000	160,020
#China State Construction International Holdings, Ltd.	318,000	166,554
China Telecom Corp., Ltd.	430,000	224,724
China Telecom Corp., Ltd. ADR	11,545	600,225
China Travel International Investment Hong Kong, Ltd.	574,000	143,218
China Unicom Hong Kong, Ltd.	200,000	288,384
China Unicom Hong Kong, Ltd. ADR	114,955	1,653,053
#China Yurun Food Group, Ltd.	123,000	194,150
Chongqing Iron and Steel Co., Ltd.	190,000	96,075
Citic Pacific, Ltd.	105,000	299,919
*CITIC Resources Holdings, Ltd.	496,000	158,773
CNOOC, Ltd.	427,000	569,225
CNOOC, Ltd. ADR	11,400	1,519,962
Comba Telecom Systems Holdings, Ltd.	217,800	153,630
COSCO International Holdings, Ltd.	222,000	104,549
COSCO Pacific, Ltd.	300,000	415,283
#Country Garden Holdings Co.	606,000	284,574
Dalian Port (PDA) Co., Ltd.	182,000	79,495
Datang International Power Generation Co., Ltd.	536,000	351,101
Denway Motors, Ltd.	1,396,000	692,114
Dongfang Electric Co., Ltd.	24,800	121,350
Fosun International	496,500	397,440
*Fushan International Energy Group, Ltd.	308,000	202,567
Geely Automobile Holdings, Ltd.	800,000	194,500
#Global Bio-Chem Technology Group Co., Ltd.	392,000	76,335
#Golden Eagle Retail Group, Ltd.	136,000	178,962
GOME Electrical Appliances Holdings, Ltd.	1,867,940	538,284
Great Wall Motor Co., Ltd.	163,000	185,928
*Greentown China Holdings, Ltd.	156,500	241,309
Guangdong Investment, Ltd.	518,000	289,537
#Guangshen Railway Co., Ltd. Sponsored ADR	7,262	176,830
#Guangzhou Investment Co., Ltd.	1,088,000	236,699
Guangzhou R&F Properties Co., Ltd.	135,600	298,102
GZI Transport, Ltd.	128,000	54,114
*Haier Electronics Group Co., Ltd.	431,000	86,128
Hengan International Group Co., Ltd.	69,000	401,115

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Hidili Industry International Development, Ltd.	219,000	$250,468
HKC (Holdings), Ltd.	43,057	3,711
Hopson Development Holdings, Ltd.	124,000	198,423
*Huadian Power International Corp.	310,000	118,494
Huaneng Power International, Inc.	130,000	101,947
Huaneng Power International, Inc. ADR	9,458	295,657
#*Hunan Non-Ferrous Metal Corp., Ltd.	322,000	93,215
Industrial & Commercial Bank of China, Ltd.	4,186,000	3,005,805
*Inspur International, Ltd.	165,000	28,270
Intime Department Store Group Co., Ltd.	163,000	99,743
Jiangsu Express Co., Ltd.	196,000	171,833
Jiangxi Copper Co., Ltd.	62,000	142,902
Ju Teng International Holdings, Ltd.	168,000	126,389
Kingdee International Software Group Co., Ltd.	320,000	59,781
#Kingsoft Corp., Ltd.	198,000	200,308
#KWG Property Holding, Ltd.	224,500	170,413
Lenovo Group, Ltd.	696,000	330,486
Li Ning Co., Ltd.	93,500	310,491
Lianhua Supermarket Holdings Co., Ltd.	24,000	44,111
#Lonking Holdings, Ltd.	218,000	154,047
#*Maanshan Iron and Steel Co., Ltd.	394,000	306,004
Minth Group, Ltd.	136,000	129,601
*Nan Hai Corp., Ltd.	6,200,000	63,907
Neo-China Land Group (Holdings), Ltd.	62,000	40,720
New World Department Store China, Ltd.	95,000	82,602
Nine Dragons Paper Holdings, Ltd.	375,000	385,334
Parkson Retail Group, Ltd.	104,000	173,430
#*PICC Property and Casualty Co., Ltd.	320,000	248,193
Ping An Insurance (Group) Co. of China, Ltd.	162,500	1,429,595
Poly Hong Kong Investment, Ltd.	257,000	231,772
Qingling Motors Co., Ltd.	320,000	68,015
Qunxing Paper Holdings Co., Ltd.	81,000	45,820
*Semiconductor Manufacturing International Corp.	2,543,000	136,904
*Semiconductor Manufacturing International Corp. ADR	1,700	4,505
Shandong Molong Petroleum Machinery Co., Ltd.	232,000	32,971
#Shanghai Forte Land Co., Ltd.	388,000	132,796
Shanghai Prime Machinery Co., Ltd.	302,000	58,333
Shenzhen Expressway Co., Ltd.	186,000	95,153
Shenzhen International Holdings, Ltd.	1,402,500	104,745
Shenzhen Investment, Ltd.	414,000	204,580
Shenzhou International Group	93,000	73,700
Shimao Property Holdings, Ltd.	298,500	599,259
#Shougang Concord International Enterprises Co., Ltd.	522,000	104,763
Shui On Land, Ltd.	410,850	289,766
*Sichuan Expressway Co., Ltd.	178,000	76,130
*Sino Union Petroleum & Chemical International, Ltd.	780,000	98,410
Sinofert Holdings, Ltd.	276,000	150,618
Sinolink Worldwide Holdings, Ltd.	532,000	85,607
#*Sino-Ocean Land Holdings, Ltd.	841,275	892,991
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	248,651
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	100,840
Sinotrans, Ltd.	400,000	100,936
Skyworth Digital Holdings, Ltd.	400,000	149,336
#*SRE Group, Ltd.	776,000	104,928
#*TCL Multimedia Technology Holdings, Ltd.	100,000	53,066
Tencent Holdings, Ltd.	78,000	1,052,348
#Tian An China Investments Co., Ltd.	215,000	125,984
Tianjin Development Holdings, Ltd.	16,000	11,311
*Tianjin Port Development Holdings, Ltd.	266,000	112,325
Tingyi (Cayman Islands) Holding Corp.	128,000	237,031
#Towngas China Co., Ltd.	171,000	59,269

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
TPV Technology, Ltd.	260,000	$141,281
Travelsky Technology, Ltd.	183,000	132,235
Vinda International Holdings, Ltd.	186,000	127,862
*Wasion Group Holdings, Ltd.	60,000	57,512
Weichai Power Co., Ltd.	43,200	196,040
Xinao Gas Holdings, Ltd.	128,000	212,695
Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	191,244
#Xinyu Hengdeli Holdings, Ltd.	288,000	106,461
*Xiwang Sugar Holdings Co., Ltd.	114,296	23,844
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	384,152
Zhejiang Expressway Co., Ltd.	236,000	227,638
Zijin Mining Group Co., Ltd.	332,000	309,772

TOTAL CHINA		53,156,302

CZECH REPUBLIC — (0.8%)
CEZ A.S.	31,512	1,694,161
Komercni Banka A.S.	2,657	458,086
Telefonica 02 Czech Republic A.S.	42,731	1,161,037
*Unipetrol A.S.	27,775	181,947

TOTAL CZECH REPUBLIC		3,495,231

HUNGARY — (0.8%)
*Danubius Hotel & Spa NYRT	1,913	36,129
EMASZ RT	322	37,990
#*FHB Mortgage Bank NYRT	32,759	136,204
#*Fotex Holding SE Co., Ltd.	20,564	42,322
Magyar Telekom Telecommunications P.L.C.	101,699	369,597
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	43,176
MOL Hungarian Oil & Gas NYRT	13,110	962,625
#*OTP Bank NYRT	84,197	1,797,489
*Pannonplast NYRT	13,775	61,415
*RABA Automotive Holding NYRT	7,432	25,730

TOTAL HUNGARY		3,512,677

INDIA — (9.5%)
*3M India, Ltd.	150	4,540
*Aban Offshore, Ltd.	1,530	33,302
ACC, Ltd.	15,190	279,648
Adani Enterprises, Ltd.	10,923	189,405
Aditya Birla Nuvo, Ltd.	17,301	317,367
Adlabs Films, Ltd.	4,064	29,129
*AIA Engineering, Ltd.	8,680	40,763
Ajmera Realty & Infra India, Ltd.	1,599	5,531
Allahabad Bank, Ltd.	41,954	77,690
Alok Industries, Ltd.	110,269	48,077
Alstom Projects India, Ltd.	4,263	46,983
Ambuja Cements, Ltd.	222,300	504,298
Amtek Auto, Ltd.	34,597	92,218
*Andhra Bank	46,000	88,764
Apollo Tyres, Ltd.	102,440	86,239
*Arvind Mills, Ltd.	97,633	56,815
Asea Brown Boveri India, Ltd.	9,765	142,534
Asian Hotels, Ltd.	4,300	27,958
Asian Paints, Ltd.	7,500	222,303
Axis Bank, Ltd.	38,115	730,724
*Bajaj Auto, Ltd.	7,812	199,538
Bajaj Hindusthan, Ltd.	38,400	147,607
*Bajaj Holdings and Investment, Ltd.	17,611	172,621
Ballarpur Industries, Ltd.	101,088	49,070
Balrampur Chini Mills, Ltd.	107,115	265,695

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Bank of Maharashtra, Ltd.	77,935	$68,422
Bannari Amman Sugars, Ltd.	1,400	32,519
Bata India, Ltd.	15,997	55,814
BEML, Ltd.	6,037	133,789
Berger Paints India, Ltd.	49,000	44,440
Bharat Forge, Ltd.	35,107	154,221
*Bharti Airtel, Ltd.	105,074	904,802
Bhushan Steel & Strips, Ltd.	6,126	99,521
Blue Star, Ltd.	10,894	87,771
Bombay Dyeing & Manufacturing Co., Ltd.	8,325	61,253
*Bombay Rayon Fashions, Ltd.	19,914	72,139
Britannia Industries, Ltd.	4,943	192,030
*Cairn India, Ltd.	61,757	304,768
Carborundum Universal, Ltd.	21,879	60,714
Century Textiles & Industries, Ltd.	6,103	59,978
CESC, Ltd.	20,157	132,080
Chambal Fertilizers & Chemicals, Ltd.	90,740	107,229
Chennai Petroleum Corp., Ltd.	15,825	60,453
Chettinad Cement Corp., Ltd.	800	6,810
CMC, Ltd.	1,340	22,874
Colgate-Palmolive (India), Ltd.	8,968	124,994
Coromandel Fertilisers, Ltd.	43,187	166,294
Corporation Bank	10,377	75,642
Cranes Software International, Ltd.	21,490	19,121
Crisil, Ltd.	636	55,237
Crompton Greaves, Ltd.	49,217	304,793
Cummins India, Ltd.	16,419	94,396
Dabur India, Ltd.	42,601	122,592
*DLF, Ltd.	66,637	550,755
E.I.D. - Parry (India), Ltd.	18,565	113,988
*Edelweiss Capital, Ltd.	6,223	56,172
EIH, Ltd.	65,321	159,656
Electrosteel Casings, Ltd.	78,500	64,107
*Essar Oil, Ltd.	74,000	233,358
*Everest Kanto Cylinder, Ltd.	10,003	37,855
Exide Industries, Ltd.	92,784	166,421
FAG Bearings (India), Ltd.	5,070	45,765
Federal Bank, Ltd.	53,973	270,309
Financial Technologies (India), Ltd.	9,938	292,041
GAIL India, Ltd.	54,777	379,217
Gammon India, Ltd.	37,375	129,079
Geodesic, Ltd.	29,058	69,575
Gillette India, Ltd.	800	15,580
*Gitanjali Gems, Ltd.	19,770	45,993
GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	217,619
*GMR Infrastructure, Ltd.	70,651	210,854
Godrej Consumer Products, Ltd.	21,028	96,932
Godrej Industries, Ltd.	33,592	107,182
*Grasim Industries, Ltd.	7,413	424,051
Great Eastern Shipping Co., Ltd.	25,938	139,305
*Great Offshore, Ltd.	14,838	148,484
*GTL, Ltd.	21,580	135,341
Gujarat Alkalies & Chemicals, Ltd.	17,941	38,209
Gujarat Ambuja Exports, Ltd.	37,000	16,620
Gujarat Gas Co., Ltd.	8,580	65,821
Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	63,557
Gujarat State Fertilizers & Chemicals, Ltd.	18,025	56,024
*GVK Power & Infrastructure, Ltd.	128,011	115,647
H.E.G., Ltd.	13,472	72,816
HCL Infosystems, Ltd.	19,952	49,501
HCL Technologies, Ltd.	67,555	339,862

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
HDFC Bank, Ltd.	1,200	$37,631
HDFC Bank, Ltd. ADR	11,000	1,075,470
Hero Honda Motors, Ltd. Series B	16,024	538,168
Hexaware Technologies, Ltd.	51,608	75,675
Hikal, Ltd.	3,700	20,911
*Himachal Futuristic Communications, Ltd.	164,489	41,734
*Hindalco Industries, Ltd.	257,297	538,674
Hindustan Construction Co., Ltd.	36,523	89,743
Hindustan Oil Exploration Co., Ltd.	9,632	28,865
Hindustan Unilever, Ltd.	86,635	525,355
*Honeywell Automation India, Ltd.	950	31,810
Hotel Leelaventure, Ltd.	76,029	53,913
*Housing Development & Infrastructure, Ltd.	16,855	97,274
ICI India, Ltd.	5,027	56,893
ICICI Bank, Ltd. Sponsored ADR	87,637	2,747,420
*ICSA (India), Ltd.	15,413	58,996
IDBI Bank, Ltd.	79,758	176,555
*Idea Cellular, Ltd.	104,321	172,078
India Cements, Ltd.	39,905	116,558
*India Infoline, Ltd.	25,448	72,473
Indiabulls Financial Services, Ltd.	58,328	241,812
Indiabulls Real Estate, Ltd.	98,378	505,011
Indiabulls Securities, Ltd.	19,709	17,312
*Indian Hotels Co., Ltd.	131,997	188,458
Indian Overseas Bank	29,485	54,055
IndusInd Bank, Ltd.	75,477	137,047
Infosys Technologies, Ltd.	55,914	2,403,483
Infotech Enterprises, Ltd.	14,697	70,725
Infrastructure Development Finance Co., Ltd.	260,701	734,040
*ING Vysya Bank, Ltd.	12,074	53,554
*IRB Infrastructure Developers, Ltd.	34,099	130,644
IVRCL Infrastructures & Projects, Ltd.	53,363	373,787
Jain Irrigation Systems, Ltd.	15,110	220,601
Jaiprakash Associates, Ltd.	191,285	960,177
*Jaiprakash Hydro Power, Ltd.	36,177	62,423
Jammu & Kashmir Bank, Ltd.	11,393	107,742
JBF Industries, Ltd.	18,484	36,539
*Jet Airways (India), Ltd.	5,856	31,346
*Jindal Drilling & Industries, Ltd.	4,896	50,751
Jindal Saw, Ltd.	6,867	69,805
Jindal Steel & Power, Ltd.	9,465	582,007
JSW Steel, Ltd.	30,485	444,458
*Jyoti Structures, Ltd.	19,766	60,366
Karnataka Bank, Ltd.	25,885	73,610
Karur Vysya Bank, Ltd.	9,749	66,250
Kesoram Industries, Ltd.	16,192	120,996
Kirloskar Oil Engines, Ltd.	63,106	154,466
*Kotak Mahindra Bank, Ltd.	29,024	396,422
*KS Oils, Ltd.	60,437	68,258
*Lanco Infratech, Ltd.	10,490	89,780
Larsen & Toubro, Ltd.	15,668	493,963
LIC Housing Finance, Ltd.	20,990	269,866
MADRas Cements, Ltd.	31,000	75,881
*Mahanagar Telephone Nigam, Ltd.	59,242	127,040
Maharashtra Seamless, Ltd.	10,924	57,684
Mahindra Lifespace Developers, Ltd.	8,446	53,088
Mastek, Ltd.	3,774	18,395
*McLeod Russel India, Ltd.	18,678	53,829
Monnet Ispat, Ltd.	9,869	56,384
Monsanto India, Ltd.	700	22,992
Moser Baer (India), Ltd.	65,998	122,842

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Motherson Sumi Systems, Ltd.	14,700	$23,687
Motor Industries Co., Ltd.	2,852	231,937
Mphasis, Ltd.	20,534	204,939
MRF, Ltd.	896	86,752
*Mundra Port and Special Economic Zone, Ltd.	12,782	160,722
Nagarjuna Construction Co., Ltd.	67,987	202,143
*Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	66,143
*Navneet Publications (India), Ltd.	35,467	70,497
NIIT, Ltd.	83,932	106,142
Nirma, Ltd.	5,100	17,017
*OnMobile Global, Ltd.	5,727	77,719
Opto Circuits India, Ltd.	21,115	76,665
*Oracle Financial Services Software, Ltd.	10,681	344,270
Oriental Bank of Commerce	18,908	67,852
*Parsvnath Developers, Ltd.	18,031	45,587
Patel Engineering, Ltd.	5,663	49,078
*Patni Computer Systems, Ltd.	37,726	285,590
Petronet LNG, Ltd.	159,932	233,160
Pidilite Industries, Ltd.	27,000	80,626
Polaris Software Lab, Ltd.	28,867	74,225
Praj Industries, Ltd.	16,862	31,975
*Prakash Industries, Ltd.	24,527	62,961
Prism Cements, Ltd.	86,482	80,544
PTC India, Ltd.	62,542	118,648
*Punj Lloyd, Ltd.	38,708	199,265
Rallis India, Ltd.	3,282	52,240
*Raymond, Ltd.	22,348	81,538
*Redington India, Ltd.	10,981	48,492
REI Agro, Ltd.	68,740	94,661
*Rei Six Ten Retail, Ltd.	5,155	104,283
Reliance Capital, Ltd.	32,352	597,672
Reliance Energy, Ltd.	24,265	611,205
*Reliance Industrial Infrastructure, Ltd.	4,222	90,510
*Reliance Media	4,064	856
*Reliance Natural Resources, Ltd.	136,432	237,981
*Reliance Petroleum, Ltd.	59,344	150,538
*Reliance Power, Ltd.	125,650	445,457
Rolta India, Ltd.	38,036	124,477
Ruchi Soya Industries, Ltd.	55,585	70,878
*S.Kumars Nationwide, Ltd.	58,494	55,581
Sesa Goa, Ltd.	95,789	483,220
Shree Cement, Ltd.	3,483	122,738
*Shree Precoated Steels, Ltd.	3,730	—
*Shree Renuka Sugars, Ltd.	42,559	148,542
Shriram Transport Finance Co., Ltd.	29,558	188,286
Siemens India, Ltd.	7,994	80,449
South India Bank, Ltd.	30,142	75,307
*Spice Communications, Ltd.	41,237	53,135
SREI Infrastructure Finance, Ltd.	21,226	29,690
SRF, Ltd.	13,802	40,096
State Bank of India, Ltd.	7,075	268,439
Sterling Biotech, Ltd.	30,729	71,960
*Sterlite Industries (India), Ltd. ADR	24,600	325,950
Sterlite Industries (India), Ltd. Series A	24,973	336,665
Sterlite Technologies, Ltd.	16,325	81,019
Sun TV Network, Ltd.	14,000	78,851
*Suzlon Energy, Ltd.	141,693	295,151
Syndicate Bank	74,170	128,706
*Tanla Solutions, Ltd.	28,638	34,233
Tata Chemicals, Ltd.	27,796	147,840
#Tata Communications, Ltd. ADR	10,600	216,028

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Tata Consultancy Services, Ltd.	49,576	$545,152
Tata Elxsi, Ltd.	8,349	25,966
Tata Investment Corp., Ltd.	8,434	70,574
*Tata Motors, Ltd.	35,718	314,013
#*Tata Motors, Ltd. Sponsored ADR	45,800	483,190
Tata Power Co., Ltd.	12,333	335,284
Tata Steel, Ltd.	57,363	553,647
Tata Tea, Ltd.	16,195	286,752
*Tech Mahindra, Ltd.	16,203	287,720
*Teledata Marine Solutions, Ltd.	27,764	19,831
*Teledata Technology Solution	27,764	19,831
Texmaco, Ltd.	8,000	18,125
Thermax, Ltd.	8,395	76,748
Thomas Cook (India), Ltd.	46,024	52,721
Titan Industries, Ltd.	4,295	109,610
Torrent Power, Ltd.	33,009	152,425
Trent, Ltd.	2,640	28,387
*Triveni Engineering & Industries, Ltd.	52,481	120,127
Tube Investments of India, Ltd.	25,855	31,786
*Tulip Telecom, Ltd.	5,651	118,517
TVS Motor Co., Ltd.	20,070	24,896
UCO Bank	83,979	75,058
Union Bank of India, Ltd.	31,491	153,643
Unitech, Ltd.	135,034	254,829
United Phosphorus, Ltd.	80,226	286,683
Usha Martin, Ltd.	58,390	62,250
Varun Shipping Co., Ltd.	45,506	53,988
Videocon Industries, Ltd.	21,683	82,336
*Vijaya Bank, Ltd.	73,417	67,014
*Voltas, Ltd.	38,760	116,472
Welspun-Gujarat Stahl Rohren, Ltd.	26,959	127,868
Wipro, Ltd.	36,958	378,580
*Wire & Wireless India, Ltd.	34,769	14,416
*Yes Bank, Ltd.	31,567	104,918
Zee Entertainment Enterprises, Ltd.	74,228	288,290
Zee News, Ltd.	31,438	26,963

TOTAL INDIA		43,564,724

INDONESIA — (3.1%)
PT Aneka Tambang Tbk	1,152,500	255,502
PT Astra Agro Lestari Tbk	102,000	198,189
PT Astra International Tbk	770,000	2,270,952
*PT Bakrie & Brothers Tbk	13,985,000	148,015
*PT Bakrieland Development Tbk	7,173,250	256,348
PT Bank Central Asia Tbk	3,056,000	1,159,449
PT Bank Danamon Indonesia Tbk	1,108,441	539,063
*PT Bank Ekonomi Raharja Tbk	216,000	57,950
PT Bank Mandiri Persero Tbk	919,500	387,616
*PT Bank Pan Indonesia Tbk	4,496,000	325,753
PT Bank Rakyat Indonesia Tbk	579,500	425,794
PT Berlian Laju Tanker Tbk	2,627,333	219,753
PT Bhakti Investama Tbk	50	1
*PT Bisi International Tbk	521,500	101,809
PT Bumi Resources Tbk	4,685,500	1,319,405
*PT Central Proteinaprima Tbk	5,740,500	58,381
*PT Charoen Pokphand Indonesia Tbk	939,000	100,079
*PT Ciputra Development Tbk	650,000	53,644
PT Citra Marga Nusaphala Persada Tbk	535,000	50,084
*PT Delta Dunia Petronda Tbk	740,000	94,512
*PT Energi Mega Persada Tbk	1,380,000	52,920
*PT Global Mediacom Tbk	2,844,000	100,183

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Holcim Indonesia Tbk	1,831,000	$267,265
*PT Indo Tambangraya Megah Tbk	30,000	80,013
PT Indocement Tunggal Prakarsa Tbk	507,500	474,900
PT Indofood Sukses Makmur Tbk	2,420,000	554,040
*PT Indosat Tbk ADR	5,346	145,144
*PT International Nickel Indonesia Tbk	620,000	268,572
*PT Kawasan Industry Jababeka Tbk	4,167,000	54,942
*PT Lippo Karawaci Tbk	5,448,750	389,517
*PT Matahari Putra Prima Tbk	1,400,000	123,985
PT Mayorah Indah Tbk	180,000	38,955
*PT Medco Energi International Tbk	888,000	297,206
PT Mitra Adiperkasa Tbk	519,000	20,905
*PT Panin Insurance Tbk	1,516,000	35,991
*PT Panin Life Tbk	4,390,000	48,631
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	407,000	282,841
*PT Polychem Indonesia Tbk	720,000	7,748
PT Ramayana Lestari Sentosa Tbk	1,706,000	94,494
*PT Semen Gresik Tbk	345,000	206,864
PT Sinar Mas Agro Resources & Technology Tbk	36,000	11,175
*PT Summarecon Agung Tbk	2,179,332	120,741
*PT Suryainti Permata Tbk	1,280,000	17,768
PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,316,235
PT Timah Tbk	820,000	173,543
*PT Truba Alam Manunggal Engineering Tbk	3,328,000	58,681
PT Tunas Ridean Tbk	270,000	47,754
PT Unilever Indonesia Tbk	226,500	264,113
PT United Tractors Tbk	495,250	644,884

TOTAL INDONESIA		14,222,309

ISRAEL — (2.0%)
*Africa-Israel Investments, Ltd.	8,105	165,034
*Alvarion, Ltd.	21,296	94,592
*AudioCodes, Ltd.	28,680	62,060
*Azorim Investment Development & Construction Co., Ltd.	11,218	46,430
*Bank Hapoalim B.M.	268,955	884,420
*Bank Leumi Le-Israel B.M.	257,879	869,330
*Baran Group, Ltd.	3,002	16,146
Bezeq Israeli Telecommunication Corp., Ltd.	151,890	302,210
Blue Square-Israel, Ltd.	5,737	53,004
Cellcom Israel, Ltd.	5,550	156,491
*Clal Insurance Enterprise Holdings, Ltd.	8,693	165,900
Delek Automotive Systems, Ltd.	8,494	91,363
*Delta-Galil Industries, Ltd.	5,998	20,544
*Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	10,985
Discount Investment Corp.	9,566	222,805
Electra (Israel), Ltd.	837	101,380
*First International Bank of Israel, Ltd. (6123804)	27,543	66,516
*First International Bank of Israel, Ltd. (6123815)	14,590	176,036
FMS Enterprises Migun, Ltd.	1,332	46,038
Formula Systems, Ltd.	7,615	60,566
*Formula Vision Technologies, Ltd.	1	—
Frutarom Industries, Ltd.	20,000	155,717
*Hadera Paper, Ltd.	948	53,340
*Hamlet (Israel-Canada), Ltd.	4,670	26,898
*Harel Insurance Investments & Finances, Ltd.	3,586	154,116
*Hot Telecommunications Systems	16,129	152,889
Israel Chemicals, Ltd.	75,686	875,256
Israel Discount Bank, Ltd. Series A	197,818	327,771
*Israel Land Development Co., Ltd. (The)	10,769	35,225
Ituran Location & Control, Ltd.	10,680	107,540
*Jerusalem Oil Exploration, Ltd.	2,612	47,283

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Leader Holding & Investments, Ltd.	9,903	$5,435
Makhteshim-Agan Industries, Ltd.	91,703	475,724
*Menorah Mivtachim Holdings, Ltd.	4,587	49,756
*Migdal Insurance & Financial Holdings, Ltd.	132,178	207,390
*Mivtach Shamir Holdings, Ltd.	1,647	37,896
*Mizrahi Tefahot Bank, Ltd.	60,568	447,376
*Naphtha Israel Petroleum Corp.	20,068	73,114
*NICE Systems, Ltd. Sponsored ADR	22,300	610,574
Oil Refineries, Ltd.	388,230	182,908
Ormat Industries, Ltd.	38,606	335,570
Osem Investment, Ltd.	12,507	150,943
Partner Communications Co., Ltd. ADR	12,000	226,320
Paz Oil Co., Ltd.	1,507	227,526
*RADVision, Ltd.	8,075	73,542
*Retalix, Ltd.	10,264	93,890
*Scailex Corp., Ltd.	6,272	66,817
*Shikun & Binui, Ltd.	79,490	146,775
Strauss Group, Ltd.	9,407	113,512
Super-Sol, Ltd. Series B	39,114	155,508
*Union Bank of Israel, Ltd.	16,882	67,893

TOTAL ISRAEL		9,296,354

MALAYSIA — (4.0%)
*Aeon Co. Berhad	44,600	56,974
Affin Holdings Berhad	352,000	180,124
*Airasia Berhad	387,300	164,888
Alliance Financial Group Berhad	391,600	274,376
AMMB Holdings Berhad	630,775	716,321
Amway (Malaysia) Holdings Berhad	24,800	51,377
Ann Joo Resources Berhad	63,000	42,373
*Asia Pacific Land Berhad	220,000	18,099
*Axiata Group Berhad	564,750	471,076
Bandar Raya Developments Berhad	100,000	42,857
Batu Kawan Berhad	69,500	177,493
*Berjaya Corp. Berhad	634,900	167,564
Bernas Padiberas Nasional Berhad	212,000	115,551
Bimb Holdings Berhad	141,200	42,521
Bolton Properties Berhad	168,400	32,477
Boustead Holdings Berhad	125,100	140,544
Bumiputra-Commerce Holdings Berhad	355,500	1,088,462
Chemical Co. of Malaysia Berhad	55,900	40,196
Digi.Com Berhad	41,000	258,364
DRB-Hicom Berhad	373,500	117,790
ECM Libra Avenue Berhad	279,400	52,541
EON Capital Berhad	141,200	193,363
Esso Malaysia Berhad	57,700	36,050
Faber Group Berhad	113,400	33,483
Far East Holdings Berhad	14,000	25,204
Fraser & Neave Holdings Berhad	45,500	121,886
Gamuda Berhad	567,200	540,459
General Corp. Berhad	155,500	44,035
Genting Plantations Berhad	118,000	189,190
Globetronics Technology Berhad	103,700	22,817
GuocoLand (Malaysia) Berhad	50,000	14,332
Hap Seng Consolidated Berhad	91,300	66,563
Hap Seng Plantations Holdings Berhad	39,800	25,176
Hock Seng Lee Berhad	85,000	21,850
Hong Leong Bank Berhad	125,100	206,005
Hong Leong Financial Group Berhad	129,300	187,402
Hong Leong Industries Berhad	54,300	56,230
Hume Industries (Malaysia) Berhad	39,900	34,202

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Hunza Properties Berhad	55,900	$22,705
Hwang-DBS (Malaysia) Berhad	30,600	14,088
IGB Corp. Berhad	548,300	277,205
IJM Corp. Berhad	316,150	543,472
*IJM Land Berhad	173,900	78,973
IJM Plantations Berhad	65,600	53,637
*Insas Berhad	69,300	8,471
IOI Corp. Berhad	592,505	823,593
*Jaks Resources Berhad	211,500	54,631
*K & N Kenanga Holdings Berhad	81,000	16,041
Keck Seng (Malaysia) Berhad	56,200	59,580
KFC Holdings (Malaysia) Berhad	53,700	111,248
Kian Joo Can Factory Berhad	146,500	49,502
Kim Loong Resources Berhad	108,920	60,227
*Kinsteel Berhad	220,500	60,369
KLCC Property Holdings Berhad	251,800	225,963
KNM Group Berhad	1,525,950	378,950
Kuala Lumpur Kepong Berhad	108,150	383,643
Kulim Malaysia Berhad	73,900	152,051
*Kurnia Asia Berhad	314,800	36,729
Lafarge Malayan Cement Berhad	154,560	263,487
*Land & General Berhad	409,900	34,292
*Landmarks Berhad	45,200	18,092
Leader Universal Holdings Berhad	234,600	51,316
Lingkaran Trans Kota Holdings Berhad	123,800	88,181
Lion Industries Corp. Berhad	141,000	62,812
Malayan Banking Berhad	561,150	1,035,474
*Malaysia Airports Holdings Berhad	61,800	62,049
Malaysia Building Society Berhad	167,700	46,601
Malaysian Airlines System Berhad	122,667	107,957
Malaysian Bulk Carriers Berhad	87,725	79,680
Malaysian Pacific Industries Berhad	40,600	70,842
*Malaysian Resources Corp. Berhad	532,800	213,442
Media Prima Berhad	153,000	66,804
Mega First Corp. Berhad	46,000	13,317
Melewar Industrial Group Berhad	96,700	17,688
*MK Land Holdings Berhad	486,100	56,518
MMC Corp. Berhad	394,900	272,398
MNRB Holdings Berhad	66,900	61,941
*Mulpha International Berhad	444,200	68,741
Naim Holdings Berhad	75,900	47,395
NCB Holdings Berhad	5,000	4,032
Nestle (Malaysia) Berhad	17,000	154,505
New Straits Times Press (Malaysia) Berhad	73,900	31,038
Nylex (Malaysia) Berhad	73,500	14,193
OKS Property Holdings Berhad	27,764	4,449
Oriental Holdings Berhad	44,000	64,902
OSK Holdings Berhad	152,700	62,447
Panasonic Manufacturing Malaysia Berhad	27,500	95,923
Paramount Corp. Berhad	58,000	38,679
Parkson Holdings Berhad	46,800	71,671
Pelikan International Corp. Berhad	19,000	8,037
PJ Development Holdings Berhad	204,900	37,801
Plus Expressways Berhad	200,700	186,822
Pos Malaysia Berhad	209,600	139,160
PPB Group Berhad	215,800	900,954
Protasco Berhad	172,000	40,236
Proton Holdings Berhad	207,300	160,209
Puncak Niaga Holdings Berhad	71,400	64,824
QL Resources Berhad	45,000	41,145
*Ramunia Holdings Berhad	156,777	26,939

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
RHB Capital Berhad	95,800	$125,013
*Salcon Berhad	180,500	27,379
Sarawak Energy Berhad	198,400	121,106
Sarawak Oil Palms Berhad	75,400	50,690
Selangor Dredging Berhad	190,000	29,927
Shangri-La Hotels (Malaysia) Berhad	104,400	50,992
Shell Refining Co. Federation of Malaysia Berhad	68,200	203,256
SHL Consolidated Berhad	98,500	30,200
Southern Steel Berhad	96,400	48,976
SP Setia Berhad	244,050	307,467
Star Publications (Malaysia) Berhad	212,100	190,191
Subur Tiasa Holdings Berhad	73,815	47,453
*Sunrise Berhad	80,448	42,925
Supermax Corp. Berhad	70,900	50,319
Symphony House Berhad	69,044	5,390
Ta Ann Holdings Berhad	45,480	61,713
TA Enterprise Berhad	440,300	136,034
Tan Chong Motor Holdings Berhad	168,500	88,453
TDM Berhad	126,600	58,201
*Tebrau Teguh Berhad	244,800	57,322
Telekom Malaysia Berhad	157,900	134,006
Tenaga Nasional Berhad	212,800	492,256
*Titan Chemicals Corp. Berhad	45,800	13,792
Top Glove Corp. Berhad	52,100	102,032
UMW Holdings Berhad	84,200	148,082
Unico-Desa Plantations Berhad	285,440	59,570
*Unisem (M) Berhad	175,300	82,625
United Malacca Rubber Estates Berhad	47,000	110,072
United Plantations Berhad	37,900	136,529
VS Industry Berhad	60,945	23,881
Wah Seong Corp. Berhad	162,250	93,926
*WTK Holdings Berhad	155,500	56,926
YTL Corp. Berhad	291,900	600,298
YTL e-Solutions Berhad	60,500	9,863
YTL Power International Berhad	361,873	223,965
Yu Neh Huat Berhad	113,253	58,167

TOTAL MALAYSIA		18,447,283

MEXICO — (5.7%)
#Alfa S.A.B. de C.V. Series A	133,800	508,195
#*Alsea de Mexico S.A.B. de C.V.	168,000	98,315
America Movil S.A.B. de C.V. Series L	439,909	945,826
America Movil S.A.B. de C.V. Series L ADR	94,300	4,055,843
#*Axtel S.A.B. de C.V.	151,560	81,924
#Banco Compartamos S.A. de C.V.	80,400	265,991
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	526,741
#*Carso Infraestructura y Construccion S.A.B. de CV.	231,490	115,141
*Cemex S.A.B. de C.V. Sponsored ADR	202,075	1,897,484
#Cia Minera Autlan S.A.B. de C.V.	21,700	42,911
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	291,060
*Consorcio ARA S.A.B. de C.V.	329,200	168,226
*Corporacion GEO S.A.B. de C.V. Series B	216,100	461,354
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	5,737
Corporacion Moctezuma S.A.B. de C.V.	129,800	274,065
#*Desarrolladora Homex S.A.B. de C.V.	107,500	629,667
#Embotelladora Arca S.A.B. de C.V.	232,406	574,461
*Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	451,878
*Gruma S.A.B. de C.V. Series B	41,200	60,198
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	66,216
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	708,914
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	368,140

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	$177,520
#Grupo Carso S.A.B. de C.V. Series A-1	125,400	408,222
Grupo Continental S.A.B. de C.V.	114,546	234,139
#Grupo Elektra S.A. de C.V.	9,384	481,540
*Grupo FAMSA S.A.B. de C.V.	62,121	82,489
Grupo Financiero Banorte S.A.B. de C.V.	553,633	1,371,823
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	262,024
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	495,245
#*Grupo Iusacell S.A.B. de C.V.	10,992	37,177
#Grupo Mexico S.A.B. de C.V. Series B	1,417,203	2,017,065
#*Grupo Simec S.A. de C.V.	56,100	132,934
Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,548,504
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	187,600	151,966
#*Industrias CH S.A.B. de C.V. Series B	130,400	459,051
Industrias Penoles S.A.B. de C.V.	30,200	480,127
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	541,298
#Mexichem S.A.B.de C.V.	338,400	450,124
#*Organizacion Soriana S.A.B. de C.V. Series B	259,200	647,755
*Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	153,891
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	814,215
Telmex Internacional S.A.B. de C.V. ADR	51,500	646,840
#TV Azteca S.A.B. de C.V. Series A	422,969	179,639
*Urbi, Desarrollos Urbanos, S.A.B. de C.V.	129,800	224,440
#Wal-Mart de Mexico S.A.B. de C.V. Series V	438,030	1,492,930

TOTAL MEXICO		26,089,245

PHILIPPINES — (0.8%)
Aboitiz Equity Ventures, Inc.	913,000	130,869
*Aboitiz Power Corp.	432,000	50,257
Ayala Corp. Series A	45,266	282,121
Ayala Land, Inc.	1,237,560	233,830
Banco de Oro Unibank, Inc.	180,900	131,681
Bank of the Philippine Islands	264,680	249,600
*Belle Corp.	3,468,000	84,986
*Benpres Holdings Corp.	1,500,000	96,609
China Banking Corp.	7,670	55,003
DMCI Holdings, Inc.	350,000	53,831
*Energy Development Corp.	963,000	89,965
Filinvest Land, Inc.	5,730,000	116,514
*First Philippines Holdings Corp.	144,500	118,530
International Container Terminal Services, Inc.	180,000	67,290
*Jollibee Food Corp.	111,400	116,975
Macroasia Corp.	444,000	25,868
*Manila Water Co, Inc.	259,900	86,420
Megaworld Corp.	6,359,000	182,193
Metro Bank & Trust Co.	217,000	175,414
*Paxys, Inc.	120,000	6,850
Philippine Long Distance Telephone Co. Sponsored ADR	7,800	410,826
*Philippine National Bank	136,100	65,588
Philippine Stock Exchange, Inc.	5,600	33,436
Pilipino Telephone Corp.	556,000	100,549
*Rizal Commercial Banking Corp.	205,000	71,425
Robinson’s Land Corp. Series B	232,000	43,869
Security Bank Corp.	48,400	42,744
Semirara Mining Corp.	46,500	38,123
SM Development Corp.	657,360	49,177
SM Investments Corp.	24,900	170,774
Union Bank of the Philippines	56,000	31,540
Universal Robina Corp.	461,000	85,413
*Vista Land & Lifescapes, Inc.	1,700,000	88,243

TOTAL PHILIPPINES		3,586,513

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (2.2%)
Agora SA	24,788	$157,738
Asseco Poland SA	30,470	627,334
*Bank Millennium SA	92,558	130,166
*Bank Pekao SA	22,039	1,100,663
*Bank Przemyslowo Handlowy BPH SA	3,521	62,388
*Bank Zackodni WBK SA	5,862	259,500
*Barlinek SA	27,167	38,452
*Boryszew SA	12,909	12,765
*BRE Bank SA	955	63,157
Budimex SA	3,716	89,686
*Cersanit-Krasnystaw SA	18,446	78,995
*Ciech SA	7,730	88,921
Debica SA	5,044	109,303
*Dom Development SA	500	6,190
*Echo Investment SA	126,475	156,875
Elektrobudowa SA	467	25,987
Emperia Holding SA	1,271	26,781
Eurocash SA	17,031	71,970
*Fabryki Mebli Forte SA	10,706	41,927
*Getin Holdings SA	147,855	369,382
Grupa Kety SA	4,554	133,402
*Grupa Lotos SA	29,914	238,482
*Inter Cars SA	1,986	45,207
*KGHM Polska Miedz SA	31,299	930,918
Kredyt Bank SA	25,032	70,716
*Lentex SA	2,453	22,243
*LPP SA	181	90,110
*Mondi Packaging Paper Swiecie SA	3,588	56,813
Mostostal Siedlce SA	153,762	206,352
*Mostostal Warszawa SA	469	10,794
*Mostostal Zabrze Holding SA	37,011	76,284
*Multimedia Polska SA	49,443	129,227
*Netia Holdings SA	94,525	133,216
*NG2 SA	6,516	100,726
*Noble Bank SA	23,610	34,700
Orbis SA	17,644	263,894
*PBG SA	1,937	150,431
*Pekaes SA	6,340	21,723
*Polnord SA	4,198	50,041
Polski Koncern Naftowy Orlen SA	134,711	1,319,039
Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	255,574
Powszechna Kasa Oszczednosci Bank Polski SA	62,895	718,993
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	131,605
*Raciborska Fabryka Kotlow SA	40,435	144,413
*Stalexport SA	75,249	40,852
*Sygnity SA	6,105	37,299
*Synthos SA	284,348	116,324
Telekomunikacja Polska SA	123,104	630,351
TVN SA	42,400	196,749
Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	105,691
Zaklady Azotowe Pulawy SA	4,200	118,994
Zelmer SA	2,897	30,829

TOTAL POLAND		10,130,172

SOUTH AFRICA — (10.0%)
ABSA Group, Ltd.	85,721	1,301,440
Adcorp Holdings, Ltd.	1,048	3,338
Advtech, Ltd.	150,000	87,484
Aeci, Ltd.	45,383	309,438
Afgri, Ltd.	240,543	154,346
African Bank Investments, Ltd.	268,800	1,025,333

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
African Oxygen, Ltd.	61,661	$153,936
African Rainbow Minerals, Ltd.	49,613	837,911
Allied Electronics Corp., Ltd.	25,999	91,471
Allied Technologies, Ltd.	18,358	144,096
Anglo American Platinum Corp., Ltd.	7,217	517,543
AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,136,800
ArcelorMittal South Africa, Ltd.	67,031	861,814
Argent Industrial, Ltd.	36,904	35,590
AST Group, Ltd.	346,708	29,320
Astral Foods, Ltd.	17,754	244,526
Aveng, Ltd.	191,613	908,283
AVI, Ltd.	151,207	369,090
*Avusa, Ltd.	47,345	121,727
Barloworld, Ltd.	119,669	694,739
Bidvest Group, Ltd.	58,138	807,210
*Blue Label Telecoms, Ltd.	81,705	59,939
Capitec Bank Holdings, Ltd.	14,125	87,895
Cashbuild, Ltd.	13,046	116,381
Caxton & CTP Publishers & Printers, Ltd.	71,319	102,544
City Lodge Hotels, Ltd.	8,003	72,776
Clicks Group, Ltd.	141,130	355,639
*Data Tec, Ltd.	89,168	247,937
Dimension Data Holdings P.L.C.	288,760	292,616
Discovery Holdings, Ltd.	86,913	306,586
*Distribution & Warehousing Network, Ltd.	50,931	42,539
Durban Roodeport Deep, Ltd.	173,190	129,797
Exxaro Resources, Ltd.	45,039	474,673
FirstRand, Ltd.	603,172	1,169,349
Foschini, Ltd.	64,594	489,633
Freeworld Coatings, Ltd.	86,675	88,500
Gold Fields, Ltd. Sponsored ADR	139,900	1,687,194
Grindrod, Ltd.	147,335	291,937
Group Five, Ltd.	46,398	208,614
*Harmony Gold Mining Co., Ltd.	125,451	1,155,592
Highveld Steel & Vanadilum Corp., Ltd.	10,969	95,994
Hudaco Industries, Ltd.	16,723	123,381
Hulamin, Ltd.	28,666	50,074
Iliad Africa, Ltd.	5,928	5,800
Illovo Sugar, Ltd.	68,281	269,781
Impala Platinum Holdings, Ltd.	85,765	2,067,950
Imperial Holdings, Ltd.	76,679	669,176
Investec, Ltd.	88,769	620,754
JD Group, Ltd.	59,605	361,510
JSE, Ltd.	41,044	319,288
Kumba Iron Ore, Ltd.	13,646	360,986
Lewis Group, Ltd.	44,113	289,732
Liberty Holdings, Ltd.	48,660	375,060
Massmart Holdings, Ltd.	42,056	410,990
*Merafe Resources, Ltd.	483,462	71,739
*Metair Investments, Ltd.	57,601	28,685
Metropolitan Holdings, Ltd.	293,917	485,764
#Mondi, Ltd.	62,124	283,090
Mr. Price Group, Ltd.	61,558	242,181
Murray & Roberts Holdings, Ltd.	101,170	621,631
Mvelaphanda Group, Ltd.	73,670	45,002
Nampak, Ltd.	264,091	519,702
Naspers, Ltd. Series N	78,696	2,349,369
#Nedbank Group, Ltd.	81,872	1,130,925
Northam Platinum, Ltd.	63,085	301,045
Oceana Group, Ltd.	19,344	62,221
Omnia Holdings, Ltd.	16,102	115,831

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Palabora Mining Co., Ltd.	9,070	$84,040
Pick’n Pay Stores, Ltd.	52,074	239,880
Pretoria Portland Cement Co., Ltd.	106,333	392,611
PSG Group, Ltd.	62,177	149,357
Raubex Group, Ltd.	33,965	109,209
Reunert, Ltd.	60,618	364,087
Sanlam, Ltd.	879,354	2,239,773
Santam, Ltd.	16,410	191,171
Sappi, Ltd. Sponsored ADR	214,486	692,790
Sasol, Ltd. Sponsored ADR	98,800	3,529,136
Sentula Mining, Ltd.	44,064	22,544
Shoprite Holdings, Ltd.	99,249	728,222
*Simmer & Jack Mines, Ltd.	286,827	82,510
Spar Group, Ltd. (The)	51,585	397,519
Spur Corp., Ltd.	30,509	36,043
Standard Bank Group, Ltd.	246,074	2,959,829
Steinhoff International Holdings, Ltd.	486,363	956,425
*Super Group, Ltd.	27,851	2,622
Telkom South Africa, Ltd.	62,209	309,765
Telkom South Africa, Ltd. Sponsored ADR	2,000	39,360
Tiger Brands, Ltd.	37,062	747,008
*Tiger Wheels, Ltd.	24,763	—
Tongaat-Hulett, Ltd.	27,376	347,089
Trencor, Ltd.	49,091	129,130
Truworths International, Ltd.	95,666	488,550
*Vodacom Group Pty, Ltd.	62,209	469,598
Wilson Bayly Holme-Ovcon, Ltd.	14,933	216,682
Woolworths Holdings, Ltd.	224,727	451,926

TOTAL SOUTH AFRICA		45,870,113

SOUTH KOREA — (10.7%)
Amorepacific Corp.	263	144,061
Asia Cement Manufacturing Co., Ltd.	520	22,669
*Asiana Airlines, Inc.	36,370	118,471
*Bing Grae Co., Ltd.	1,910	68,068
Busan Bank	46,300	439,533
Cheil Industrial, Inc.	11,210	433,725
Cheil Worldwide, Inc.	830	182,432
*Chin Hung International, Inc.	30,170	29,480
Chosun Refractories Co., Ltd.	920	41,508
CJ CGV Co., Ltd.	3,000	49,882
CJ Cheiljedang Corp.	1,502	214,944
Daeduck Electronics Co., Ltd.	22,540	71,547
Daegu Bank Co., Ltd.	43,400	494,528
Daehan Flour Mills Co., Ltd.	130	13,641
Daehan Steel Co., Ltd.	5,400	64,330
Daehan Synthetic Fiber Co., Ltd.	370	20,759
Daekyo Co., Ltd.	20,000	95,228
Daelim Industrial Co., Ltd.	8,280	456,603
Daesung Industrial Co., Ltd.	1,020	58,014
#Daewoo Engineering & Construction Co., Ltd.	32,270	340,977
*Daewoo Motor Sales Corp.	8,863	61,775
Daewoo Securities Co., Ltd.	29,020	554,254
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,740	137,386
Daishin Securities Co., Ltd.	17,950	259,782
Daou Technology, Inc.	12,970	86,718
Dong Bu Insurance Co., Ltd.	6,950	177,055
*Dongbu Securities Co., Ltd.	3,850	25,777
Dongbu Steel Co., Ltd.	7,830	60,271
Dongkuk Steel Mill Co., Ltd.	10,380	267,332
Dongwon Industries Co., Ltd.	810	70,754

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Dongwon Systems Corp.	26,530	$30,818
#Doosan Construction & Engineering Co., Ltd.	10,740	61,765
Doosan Corp.	1,630	117,899
#Doosan Heavy Industries & Construction Co., Ltd.	2,535	144,391
Doosan Infracore Co., Ltd.	6,670	88,311
E1 Corp.	800	51,541
Fursys, Inc.	2,910	60,787
#GIIR, Inc.	5,760	60,405
Glovis Co., Ltd.	1,570	98,415
GS Engineering & Construction Corp.	4,656	331,290
GS Holdings Corp.	12,277	328,614
Gwangju Shinsegae Co., Ltd.	470	47,308
Halla Climate Control Corp.	18,630	151,339
Han Yang Securities Co., Ltd.	7,790	79,868
Hana Financial Group, Inc.	30,160	853,138
Hanil Cement Manufacturing Co., Ltd.	2,035	124,819
*Hanjin Heavy Industries & Construction Co., Ltd.	6,812	172,635
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,494	33,823
#Hanjin Shipping Co., Ltd.	16,870	287,747
Hanjin Transportation Co., Ltd.	2,460	64,471
Hankook Tire Manufacturing Co., Ltd.	22,380	358,590
Hankuk Electric Glass Co., Ltd.	2,440	49,642
Hankuk Glass Industries, Inc.	2,160	38,321
Hankuk Paper Manufacturing Co., Ltd.	2,170	73,489
Hansol LCD, Inc.	2,770	54,689
*Hansol Paper Co., Ltd.	11,660	109,950
Hanwha Chemical Corp.	27,382	313,626
Hanwha Corp.	9,036	289,443
#*Hanwha Non-Life Insurance Co., Ltd.	5,540	50,578
Hanwha Securities Co., Ltd.	11,216	103,150
*HeungKuk Fire & Marine Insurance Co., Ltd.	13,480	55,532
*HMC Investment Securities Co., Ltd.	6,493	139,415
#Honam Petrochemical Corp.	4,990	375,038
#Hotel Shilla Co., Ltd.	11,370	157,166
#Huchems Fine Chemical Corp.	3,380	83,484
*Hynix Semiconductor, Inc.	76,620	1,096,039
#Hyosung T & C Co., Ltd.	5,590	392,828
Hyundai Department Store Co., Ltd.	3,180	261,232
Hyundai Development Co.	13,429	474,080
#*Hyundai Elevator Co., Ltd.	970	49,145
#Hyundai Engineering & Construction Co., Ltd.	3,080	158,400
Hyundai H & S Co., Ltd.	1,480	87,298
#Hyundai Heavy Industries Co., Ltd.	2,562	447,453
Hyundai Hysco	17,350	198,011
Hyundai Marine & Fire Insurance Co., Ltd.	16,360	255,341
Hyundai Merchant Marine Co., Ltd.	6,670	144,342
Hyundai Mipo Dockyard Co., Ltd.	2,072	229,017
Hyundai Mobis	5,512	580,492
#*Hyundai Securities Co., Ltd.	39,792	571,670
#Hyundai Steel Co.	10,210	595,282
*Industrial Bank of Korea	22,660	259,178
Jahwa Electronics Co., Ltd.	3,390	20,830
Jeonbuk Bank, Ltd.	10,508	57,785
*KB Financial Group, Inc. ADR	22,246	954,576
KCC Corp.	1,220	342,771
*Keangnam Enterprises, Ltd.	8	81
KISCO Corp.	1,688	69,238
KISWIRE, Ltd.	3,939	133,992
*Kolon Engineering & Construction Co., Ltd.	9,350	54,681
Kolon Industries, Inc.	5,700	187,845
*Korea Electric Power Corp. Sponsored ADR	43,700	584,269

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korea Electric Terminal Co., Ltd.	2,730	$40,732
#Korea Exchange Bank	61,190	591,307
*Korea Express Co., Ltd.	323	19,685
Korea Gas Corp.	2,802	118,486
*Korea Investment Holdings Co., Ltd.	11,940	388,127
Korea Iron & Steel Co., Ltd.	511	33,052
#Korea Komho Petrochemical Co., Ltd.	5,710	147,184
Korea Line Corp.	2,543	129,751
Korea Reinsurance Co., Ltd.	15,504	148,043
Korea Zinc Co., Ltd.	2,270	259,066
*Korean Air Co., Ltd.	9,290	337,182
*KP Chemical Corp.	16,510	108,032
KPX Chemical Co., Ltd.	1,095	41,822
KT Corp. Sponsored ADR	26,300	422,378
*KTB Securities Co., Ltd.	18,570	85,809
Kumho Electronics Co., Ltd.	3,010	104,928
#Kumho Industrial Co., Ltd.	9,910	111,558
#*Kumho Tire Co., Inc.	14,190	59,740
*Kyeryong Construction Industrial Co., Ltd.	3,560	64,926
Kyobo Securities Co., Ltd.	7,700	86,429
LG Chemical, Ltd.	10,887	1,345,963
LG Corp.	10,630	571,852
LG Dacom Corp.	8,670	131,142
*LG Display Co., Ltd. ADR	40,000	578,000
LG Fashion Corp.	4,794	93,926
*LG Hausys, Ltd.	1,473	136,722
LG Household & Healthcare Co., Ltd.	1,300	233,523
LG International Corp.	11,185	236,762
LG Phillips LCD Co., Ltd.	4,300	123,935
*LG Telecom, Ltd.	30,420	213,776
LIG Insurance Co., Ltd.	12,890	191,253
Lotte Chilsung Beverage Co., Ltd.	219	141,319
Lotte Confectionary Co., Ltd.	220	8,177
Lotte Midopa Co., Ltd.	3,690	42,391
Lotte Sam Kang Co., Ltd.	320	54,915
Lotte Shopping Co., Ltd.	1,689	422,147
LS Corp.	3,950	273,218
#Macquarie Korea Infrastructure Fund	40,462	165,329
Meritz Fire Marine Insurance Co., Ltd.	26,062	139,596
Meritz Securities Co., Ltd.	80,365	82,056
#*Mirae Asset Securities Co., Ltd.	2,898	183,817
Namhae Chemical Corp.	4,470	65,646
*Namkwang Engineering & Construction Co., Ltd.	5,304	47,791
Namyang Dairy Products Co., Ltd.	100	40,584
#*NCsoft Corp.	2,380	257,305
NH Investment & Securities Co., Ltd.	6,250	54,214
Nong Shim Co., Ltd.	600	119,906
Nong Shim Holdings Co., Ltd.	590	30,960
#*OCI Co., Ltd.	1,918	330,490
*ON*Media Corp.	15,590	44,764
#ORION Corp.	740	116,786
Ottogi Corp.	710	78,568
Pacific Corp.	1,271	132,841
#POSCO ADR	23,868	2,412,339
Pulmuone Co., Ltd.	584	27,677
Pusan City Gas Co., Ltd.	3,630	61,567
*S&T Daewoo Co., Ltd.	2,530	45,493
S1 Corp.	3,680	167,337
*Saehan Industries, Inc.	93,300	93,197
Samchully Co., Ltd.	740	71,610
Samsung Card Co., Ltd.	7,580	308,010

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Samsung Corp.	19,687	$742,954
#*Samsung Digital Imaging Co., Ltd.	1,785	50,649
Samsung Electro-Mechanics Co., Ltd.	10,770	602,435
Samsung Electronics Co., Ltd.	9,494	5,590,130
*Samsung Engineering Co., Ltd.	3,359	242,615
Samsung Fine Chemicals Co., Ltd.	4,360	179,172
Samsung Fire and Marine Insurance, Ltd.	2,990	500,564
Samsung Heavy Industries Co., Ltd.	10,130	267,048
Samsung SDI Co., Ltd.	10,136	840,606
#Samsung Securities Co., Ltd.	7,640	474,937
*Samsung Techwin Co., Ltd.	3,974	227,324
Samyang Corp.	1,489	53,272
Samyang Genex Co., Ltd.	990	48,745
Samyoung Electronics Co., Ltd.	5,990	56,247
Seah Besteel Corp.	2,920	41,538
SeAH Holdings Corp.	833	45,512
SeAH Steel Corp.	1,344	44,006
Sebang Co., Ltd.	6,220	60,181
Seoul City Gas Co., Ltd.	380	19,474
*Seoul Securities Co., Ltd.	139,209	132,776
Sewon Cellontech Co., Ltd.	12,290	110,775
Shin Young Securities Co., Ltd.	800	25,261
Shinhan Financial Group Co., Ltd. ADR	23,844	1,604,224
Shinsegae Co., Ltd.	948	409,559
Shinsung Holdings Co., Ltd.	12,100	51,243
Silla Trading Co., Ltd.	4,790	64,460
Sindo Ricoh Co., Ltd.	1,470	71,668
#SK Chemicals Co., Ltd.	5,390	216,126
SK Co., Ltd.	8,406	752,677
#SK Energy Co., Ltd.	8,400	709,775
SK Gas Co., Ltd.	1,750	78,518
SK Networks Co., Ltd.	7,590	78,922
SK Telecom Co., Ltd. ADR	32,400	545,292
SKC Co., Ltd.	7,170	121,002
S-Oil Corp.	4,466	212,678
*Ssangyong Cement Industry Co., Ltd.	16,190	110,205
#*STX Corp.	2,037	41,271
STX Engine Co., Ltd.	2,225	48,885
#STX Offshore & Shipbuilding Co., Ltd.	9,407	127,661
#*STX Pan Ocean Co., Ltd.	14,250	142,403
*Sungwon Corp.	9,220	28,814
Sunkyong Securities Co., Ltd.	36,780	98,023
Tae Kwang Industrial Co., Ltd.	100	57,808
Taeyoung Engineering & Construction	15,600	82,377
#Tai Han Electric Wire Co., Ltd.	7,280	130,027
*Tong Yang Major Corp.	17,332	79,252
Tong Yang Securities, Inc.	24,320	308,810
Union Steel Manufacturing Co., Ltd.	4,370	87,127
Woongjin Coway Co., Ltd.	6,580	164,536
Woongjin Thinkbig Co., Ltd.	2,842	49,528
*Woongjin.Com Co., Ltd.	8,577	76,994
Woori Financial Co., Ltd.	5,630	42,027
Woori Investment & Securities Co., Ltd.	25,210	378,212
Youlchon Chemical Co., Ltd.	9,410	59,096
Youngone Corp. (6150493)	2,666	42,002
*Youngone Corp. (B622C10)	10,664	72,500
Youngpoong Corp.	210	82,336

TOTAL SOUTH KOREA		49,466,277

TAIWAN — (11.5%)
*A.G.V. Products Corp.	219,319	89,277

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Ability Enterprise Co., Ltd.	124,893	$200,610
*Acbel Polytech, Inc.	137,000	90,762
Accton Technology Corp.	136,000	45,862
Acer, Inc.	167,103	352,307
Advanced Semiconductor Engineering, Inc. ADR	69,922	246,125
Advantech Co., Ltd.	32,133	48,479
Altek Corp.	56,689	104,394
*Ambassador Hotel (The)	78,000	92,029
*Amtran Technology Co., Ltd.	297,976	205,185
Asia Cement Corp.	376,893	403,375
Asia Chemical Corp.	138,000	39,122
Asia Polymer Corp.	112,000	69,751
Asia Vital Components Co., Ltd.	118,000	109,202
Asustek Computer, Inc.	573,592	907,662
Aten International Co., Ltd.	36,380	48,268
AU Optronics Corp. Sponsored ADR	113,439	1,263,710
Aurora Corp.	67,693	63,639
Avermedia Technologies, Inc.	69,690	82,933
Avision, Inc.	71,693	23,592
Bank of Kaohsiung Co., Ltd.	165,360	52,631
Basso Industry Corp., Ltd.	63,000	55,104
*Bes Engineering Corp.	588,000	154,643
*Carnival Industrial Corp.	194,000	38,585
Catcher Co., Ltd.	73,190	205,103
Cathay Financial Holdings Co., Ltd.	398,450	611,456
Cathay Real Estate Development Co., Ltd.	246,000	105,224
Chang Hwa Commercial Bank	749,000	333,219
*Cheng Loong Corp.	224,000	72,717
Cheng Shin Rubber Industry Co., Ltd.	107,053	206,245
Cheng Uei Precision Industry Co., Ltd.	103,042	205,929
Chi Mei Optoelectronic Corp.	1,151,264	642,966
*Chia Hsin Cement Corp.	161,730	83,492
*Chicony Electronics Co., Ltd.	93,862	208,254
*China Airlines	641,743	178,363
China Development Financial Holding Corp.	2,330,946	570,466
China Electric Manufacturing Co., Ltd.	144,000	82,267
China Hi-Ment Corp.	45,618	58,087
*China Life Insurance Co., Ltd.	297,710	173,439
*China Man-Made Fiber Co., Ltd.	359,000	67,939
*China Metal Products Co., Ltd.	33,693	33,082
China Motor Co., Ltd.	208,035	133,575
*China Petrochemical Development Corp.	464,280	144,173
China Steel Chemical Corp.	56,227	115,574
China Steel Corp.	711,373	686,767
*China Synthetic Rubber Corp.	111,000	105,937
Chinatrust Financial Holdings Co., Ltd.	915,126	579,100
*Chin-Poon Industrial Co., Ltd.	113,000	62,083
Chroma Ate, Inc.	84,453	129,559
Chun Yuan Steel Industrial Co., Ltd.	206,830	67,428
*Chung Hsin Electric & Machinery Co., Ltd.	127,000	66,085
Chung Hung Steel Corp.	333,512	140,369
Chung Hwa Pulp Corp.	159,000	57,909
Chungwa Picture Tubes Co., Ltd.	2,301,000	360,772
Clevo Co.	65,736	94,289
*CMC Magnetics Corp.	905,000	226,412
Collins Co., Ltd.	46,200	11,732
*Compal Communications, Inc.	94,000	90,974
Compal Electronics, Inc.	790,849	775,283
*Compeq Manufacturing Co., Ltd.	397,000	111,687
*Continental Engineering Corp.	139,000	50,007
*Cosmos Bank Taiwan	104,645	12,664

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
CTCI Corp.	141,555	$143,555
*Cybertan Technology, Inc.	72,841	95,371
Cyntec Co., Ltd.	57,000	101,726
*Da-Cin Construction Co., Ltd.	128,000	91,290
Delta Electronics Industrial Co., Ltd.	140,921	364,527
*Depo Auto Parts Industrial Co., Ltd.	27,000	51,071
Diamond Flower Electric Instrument Co., Ltd.	46,000	68,241
D-Link Corp.	172,219	154,144
E.Sun Financial Holding Co., Ltd.	1,027,840	358,165
Eastern Media International Corp.	290,750	57,898
Elan Microelectronics Corp.	37,000	60,302
Elite Semiconductor Memory Technology, Inc.	87,000	147,932
*Elitegroup Computer Systems Co., Ltd.	137,782	54,795
*EnTie Commercial Bank	8,500	2,216
Epistar Corp.	100,433	274,106
Eternal Chemical Co., Ltd.	166,642	136,989
*Eva Airways Corp.	446,000	128,948
Everest Textile Co., Ltd.	110,000	20,581
Evergreen International Storage & Transport Corp.	341,000	301,608
Evergreen Marine Corp., Ltd.	298,000	181,407
Everlight Chemical Industrial Corp.	164,000	94,354
Everlight Electronics Co., Ltd.	35,717	99,540
Far East Textile, Ltd.	502,962	567,116
Far Eastern Department Stores, Ltd.	200,172	201,851
*Far Eastern International Bank	628,628	153,486
*Federal Corp.	127,475	66,795
Feng Hsin Iron & Steel Co., Ltd.	87,550	134,193
Feng Tay Enterprise Co., Ltd.	98,304	72,760
First Financial Holding Co., Ltd.	921,558	566,292
First Hotel	99,572	89,525
First Insurance Co., Ltd. (The)	106,606	35,693
*Formosa Chemicals & Fiber Co., Ltd.	398,610	622,308
Formosa International Hotels Corp.	9,427	122,628
Formosa Plastics Corp.	372,360	639,039
Formosa Taffeta Co., Ltd.	280,000	186,744
*Formosan Rubber Group, Inc.	156,000	94,613
Fortune Electric Co., Ltd.	63,000	63,943
Foxconn Technology Co., Ltd.	46,147	120,650
Fubon Financial Holding Co., Ltd.	664,000	680,803
G Shank Enterprise Co., Ltd.	116,000	73,042
Giant Manufacture Co., Ltd.	54,600	151,198
Giga-Byte Technology Co., Ltd.	196,000	136,436
Globe Union Industrial Corp.	89,552	65,192
*Gold Circuit Electronics, Ltd.	127,440	43,483
*Goldsun Development & Construction Co., Ltd.	288,048	157,475
*Grand Pacific Petrochemical Corp.	267,000	97,912
*Great Taipei Gas Co., Ltd.	177,000	87,873
*Great Wall Enterprise Co., Ltd.	82,610	89,506
Greatek Co., Ltd.	159,977	161,421
*Hey Song Corp.	181,000	93,041
Highwealth Construction Corp.	172,462	205,421
*Ho Tung Holding Corp.	200,000	71,739
*Hocheng Corp.	114,300	29,933
Hon Hai Precision Industry Co., Ltd.	641,332	2,214,348
Hong Tai Electric Industrial Co., Ltd.	68,000	22,781
Hotai Motor Co., Ltd.	94,000	222,496
Hsin Kuang Steel Co., Ltd.	62,788	55,625
HTC Corp.	36,420	496,729
Hua Eng Wire & Cable Co., Ltd.	238,000	58,100
Hua Nan Financial Holding Co., Ltd.	808,860	512,901
*Hung Poo Construction Corp.	74,467	95,718

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Hung Sheng Construction Co., Ltd.	220,000	$101,296
*Ichia Technologies, Inc.	73,897	35,410
*Inernational Semiconductor Technology, Ltd.	81,809	29,646
*Infortrend Technology, Inc.	59,422	75,932
*Innolux Display Corp.	488,000	642,286
Inventec Corp.	623,928	360,907
ITE Technology, Inc.	42,000	86,660
*Kao Hsing Chang Iron & Steel Corp.	140,000	29,890
Kee Tai Properties Co., Ltd.	64,381	30,578
*Kenda Rubber Industrial Co., Ltd.	167,094	228,478
*King Yuan Electronics Co., Ltd.	520,529	207,481
*Kingdom Construction Co., Ltd.	96,000	60,077
*King’s Town Bank	278,000	66,340
*King’s Town Construction Co., Ltd.	61,913	58,446
*Kinpo Electronics, Inc.	490,028	126,939
*Kinsus Interconnect Technology Corp.	93,009	198,967
*Knowledge-Yield-Excellence Systems Corp.	98,690	95,205
*Kuoyang Construction Co., Ltd.	68,000	39,755
*Kwong Fong Industries Corp.	174,000	39,033
Lan Fa Textile Co., Ltd.	172,886	45,035
Largan Precision Co., Ltd.	5,202	66,618
Lee Chang Yung Chemical Industry Corp.	176,595	188,336
*Leofoo Development Co., Ltd.	101,000	67,794
Lien Hwa Industrial Corp.	184,542	89,528
Lite-On Technology Corp.	388,435	441,048
Long Bon International Co., Ltd.	141,915	50,886
*Long Chen Paper Co., Ltd.	212,120	57,075
Lucky Cement Corp.	124,000	31,142
Macronix International Co., Ltd.	836,585	437,551
*Makalot Industrial Co., Ltd.	47,000	83,804
Mayer Steel Pipe Corp.	47,658	28,895
Media Tek, Inc.	56,248	808,202
Mega Financial Holding Co., Ltd.	1,973,000	1,026,723
Mercuries & Associates, Ltd.	64,050	27,717
*Microelectronics Technology, Inc.	178,947	82,096
*Micro-Star International Co., Ltd.	264,045	187,366
Mirle Automation Corp.	57,000	38,249
Mitac International Corp.	374,966	173,069
*Mitac Technology Corp.	123,000	115,757
Nan Ya Plastic Corp.	427,450	549,944
*Nan Ya Printed Circuit Board Corp.	38,000	122,691
*Nankang Rubber Tire Co., Ltd.	116,515	122,305
Nantex Industry Co., Ltd.	98,175	76,108
*Nanya Technology Co., Ltd.	766,241	136,701
*National Petroleum Co., Ltd.	111,000	86,056
*Nien Hsing Textile Co., Ltd.	135,000	70,996
*Optimax Technology Corp.	106,000	4,360
*Opto Tech Corp.	167,000	141,953
Oriental Union Chemical Corp.	136,292	83,101
*Pan Jit International, Inc.	148,000	96,218
Pan-International Industrial Corp.	139,516	165,914
Phihong Technology Co., Ltd.	153,348	95,753
*Phoenix Precision Technology Corp.	236,000	153,839
Pihsiang Machinery Mfg. Co., Ltd.	34,000	72,053
Pou Chen Corp.	535,149	378,100
Prince Housing & Development Corp.	171,623	80,130
Qisda Corp.	519,568	252,988
Quanta Computer, Inc.	168,715	319,287
Realtek Semiconductor Corp.	102,664	248,716
*Richtek Technology Corp.	15,750	121,360
*Ritek Corp.	839,000	244,711

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Ruentex Development Co., Ltd.	56,000	$50,994
Ruentex Industries, Ltd.	165,000	189,316
San Fang Chemical Industry Co., Ltd.	33,600	30,301
*Sanyang Industrial Co., Ltd.	241,551	106,182
Sanyo Electric Co., Ltd.	110,000	110,358
Sheng Yu Steel Co., Ltd.	94,000	71,589
Shihlin Electric & Engineering Corp.	79,000	92,724
*Shihlin Paper Corp.	52,000	124,487
Shin Kong Financial Holding Co., Ltd.	1,010,000	410,931
Shinkong Co., Ltd.	109,557	40,890
Shinkong Synthetic Fibers Co., Ltd.	391,229	109,627
Sigurd Microelectronics Corp.	81,559	39,621
*Silicon Integrated Systems Corp.	415,000	154,090
Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	397,722
Silitech Technology Corp.	20,587	49,936
Sincere Navigation Corp.	96,350	114,185
*Sinkong Spinning Co., Ltd.	100,800	119,070
SinoPac Holdings Co., Ltd.	1,578,000	518,734
*Sintek Photronics Corp.	373,000	203,572
Sinyi Realty, Inc.	33,288	60,912
Sitronix Technology Corp.	31,177	58,572
Southeast Cement Co., Ltd.	151,000	54,312
Spirox Corp.	36,674	21,478
*Springsoft, Inc.	64,498	46,322
*Standard Foods Taiwan, Ltd.	98,000	95,406
Sunplus Technology Co., Ltd.	158,000	89,525
*Sunrex Technology Corp.	98,028	107,342
Synnex Technology International Corp.	132,220	256,580
*T JOIN Transportation Co., Ltd.	155,000	80,679
*Ta Chen Stainless Pipe Co., Ltd.	115,412	91,323
*Ta Chong Bank, Ltd.	551,000	97,233
Ta Ya Electric Wire & Cable Co., Ltd.	231,856	45,429
Tah Hsin Industrial Corp.	71,000	47,542
Ta-I Technology Co., Ltd.	80,000	58,844
*Taichung Commercial Bank	428,953	109,148
Tainan Spinning Co., Ltd.	335,000	125,528
Taishin Financial Holdings Co., Ltd.	1,232,000	480,798
*Taiwan Business Bank	801,300	203,701
Taiwan Cement Corp.	675,306	714,576
Taiwan Cooperative Bank	925,907	569,480
Taiwan Fertilizer Co., Ltd.	38,000	120,173
Taiwan Fire & Marine Insurance Co., Ltd.	137,000	116,397
Taiwan Glass Industrial Corp.	242,963	169,078
*Taiwan Hon Chuan Enterprise Co., Ltd.	57,000	93,616
*Taiwan Kolin Co., Ltd.	292,000	—
*Taiwan Life Insurance Co., Ltd.	84,886	68,172
*Taiwan Mask Corp.	142,000	51,192
Taiwan Navigation Co., Ltd.	66,000	124,339
Taiwan Secom Co., Ltd.	46,000	69,416
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	284,483	2,978,532
*Taiwan Sogo Shinkong Security Co., Ltd.	51,117	29,798
*Taiwan Styrene Monomer Corp.	203,528	74,716
*Taiwan Tea Corp.	193,000	100,252
Taiyen Biotech Co., Ltd.	67,000	46,314
*Tatung Co., Ltd.	1,182,000	301,925
Teco Electric & Machinery Co., Ltd.	602,000	263,976
*Test-Rite International Co., Ltd.	86,480	41,093
Ton Yi Industrial Corp.	286,000	107,147
Tong Yang Industry Co., Ltd.	109,180	122,985
Transcend Information, Inc.	18,000	57,347
Tsann Kuen Enterprise Co., Ltd.	83,200	88,894

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
TSRC Corp.	125,000	$147,199
TTET Union Corp.	67,000	71,095
Tung Ho Steel Enterprise Corp.	193,000	205,069
TYC Brother Industrial Co., Ltd.	78,131	50,257
Tyntek Corp.	120,973	81,594
U-Ming Marine Transport Corp.	83,000	157,013
*Union Bank of Taiwan	439,000	77,640
Uni-President Enterprises Corp.	411,810	427,270
*Unitech Printed Circuit Board Corp.	236,000	76,970
United Integration Service Co., Ltd.	114,000	56,432
United Microelectronics Corp.	2,061,081	912,242
*Universal Cement Corp.	165,000	82,717
*Universal Scientific Industrial Co., Ltd.	436,371	168,889
*UPC Technology Corp.	210,557	92,983
*USI Corp.	289,000	128,831
*Via Technologies, Inc.	188,000	78,264
Walsin Lihwa Corp.	829,000	273,877
Walsin Technology Corp., Ltd.	210,548	86,149
Wan Hai Lines Co., Ltd.	187,950	95,649
Waterland Financial Holdings	633,753	196,839
*Winbond Electronics Corp.	938,000	195,608
Wintek Corp.	519,000	398,932
Wistron Corp.	257,149	512,492
*Wistron NeWeb Corp.	41,383	47,077
Yageo Corp.	677,000	161,299
Yeung Cyang Industrial Co., Ltd.	142,000	124,826
Yieh Phui Enterprise Co., Ltd.	438,212	177,507
*Yosun Industrial Corp.	138,000	118,980
Yuanta Financial Holding Co., Ltd.	157,000	112,610
Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	134,382
Yulon Motor Co., Ltd.	232,783	233,577
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	35,741
*Yung Tay Engineering Co., Ltd.	146,000	94,964
Zig Sheng Industrial Co., Ltd.	195,865	46,729
Zinwell Corp.	87,010	173,442
*Zyxel Communication Corp.	156,118	97,634

TOTAL TAIWAN		52,888,150

THAILAND — (2.1%)
Aapico Hitech PCL (Foreign) NVDR	116,100	16,240
Advance Info Service PCL (Foreign)	124,900	317,480
Amata Corp. PCL (Foreign)	178,300	26,459
Asia Plus Securities PCL (Foreign)	775,000	40,993
Asian Insulators PCL (Foreign)	110,000	13,253
Asian Property Development PCL (Foreign) NVDR	503,100	72,442
Bangchak Petroleum PCL (Foreign)	147,000	60,908
Bangkok Aviation Fuel Services PCL (Foreign)	142,700	26,837
Bangkok Bank PCL (Foreign)	212,100	701,183
Bangkok Expressway PCL (Foreign)	186,900	94,466
*Bangkok Land PCL (Foreign) NVDR	4,574,000	44,356
Bank of Ayudhya PCL (Foreign) NVDR	421,900	224,402
Banpu PCL (Foreign)	17,300	193,182
BEC World PCL (Foreign)	135,100	78,607
Big C Supercenter PCL (Foreign) NVDR	69,300	97,749
C.P. ALL PCL (Foreign)	359,300	176,324
Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	40,969
Central Plaza Hotel PCL (Foreign)	110,000	10,021
Ch. Karnchang PCL (Foreign)	273,600	30,391
Charoen Pokphand Foods PCL (Foreign)	1,387,300	214,027
Delta Electronics (Thailand) PCL (Foreign)	141,700	64,958
Dynasty Ceramic PCL (Foreign)	67,400	38,028

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Erawan Group PCL (Foreign)	670,600	$35,274
*G J Steel PCL (Foreign)	7,783,600	41,171
*Glow Energy PCL (Foreign)	118,000	103,159
*Golden Land Property PCL (Foreign) NVDR	104,600	7,746
Hana Microelectronics PCL (Foreign)	200,201	111,190
Hermraj Land & Development PCL (Foreign)	3,184,300	57,080
Home Product Center PCL (Foreign)	167,090	28,478
Indorama Polymers PCL (Foreign)	179,900	54,980
*IRPC PCL (Foreign)	1,893,900	190,336
*Italian-Thai Development PCL (Foreign)	462,000	36,656
Kasikornbank PCL (Foreign)	288,400	677,990
Khon Kaen Sugar Industry PCL (Foreign)	294,900	91,858
Kiatnakin Finance PCL (Foreign)	75,000	39,891
Kim Eng Securities Thailand PCL (Foreign)	127,600	49,495
Krung Thai Bank PCL (Foreign)	1,605,300	396,254
*Krungthai Card PCL (Foreign)	68,000	17,784
L.P.N. Development PCL (Foreign) NVDR	573,100	91,784
Land & Houses PCL (Foreign) NVDR	769,100	116,393
*Loxley PCL (Foreign)	500,000	37,320
Major Cineplex Group PCL (Foreign)	167,000	34,597
MBK Development PCL (Foreign)	60,400	102,057
Padaeng Industry PCL (Foreign) NVDR	40,900	17,668
Precious Shipping PCL (Foreign) NVDR	190,600	90,735
Property Perfect PCL (Foreign)	188,600	15,186
PTT Aromatics & Refining PCL (Foreign)	221,347	127,488
PTT Chemical PCL (Foreign)	143,000	252,130
PTT Exploration & Production PCL (Foreign)	129,400	532,354
PTT PCL (Foreign)	92,700	653,776
Quality Houses PCL (Foreign)	2,416,600	117,883
Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	222,764
*Regional Container Lines PCL (Foreign)	148,500	42,329
Robinson Department Store PCL (Foreign)	233,400	65,157
Rojana Industrial Park PCL (Foreign)	211,000	37,512
Saha-Union PCL (Foreign)	105,000	43,814
*Sahaviriya Steel Industries PCL (Foreign)	2,001,500	52,934
Samart Corporation PCL (Foreign)	275,000	50,103
Sansiri PCL (Foreign)	299,400	26,570
Seamico Securities PCL (Foreign)	342,500	22,947
Serm Suk PCL (Foreign) NVDR	81,500	29,458
Siam Cement PCL (Foreign) NVDR (The)	42,300	228,716
Siam City Bank PCL (Foreign)	264,200	139,747
Siam City Cement PCL (Foreign)	28,000	150,573
Siam Commercial Bank PCL (Foreign)	232,400	527,561
*Siam Future Development PCL (Foreign)	134,000	9,293
Siam Makro PCL (Foreign)	28,800	60,723
*Sino-Thai Engineering & Construction PCL (Foreign)	369,400	44,723
Supalai PCL (Foreign)	474,000	55,158
*Tata Steel (Thailand) PCL (Foreign)	1,392,000	71,584
Thai Oil PCL (Foreign)	183,100	201,771
Thai Plastic & Chemicals PCL (Foreign)	120,200	65,699
Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	46,944
Thai Union Frozen Products PCL (Foreign)	174,500	133,324
Thai Vegetable Oil PCL (Foreign)	111,575	48,525
Thanachart Capital PCL (Foreign)	247,100	100,205
Thoresen Thai Agencies PCL (Foreign)	105,710	70,204
Ticon Industrial Connection PCL (Foreign)	154,200	29,680
*Tipco Asphalt PCL (Foreign)	57,500	24,838
TIPCO Foods (Thailand) PCL (Foreign)	99,600	12,995
Tisco Financial Group PCL (Foreign) NVDR	158,200	86,468
*TMB Bank PCL (Foreign)	4,173,700	99,345
*True Corp. PCL (Foreign)	707,800	46,174

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Vanachai Group PCL (Foreign)	368,000	$17,194
Vinythai PCL (Foreign)	176,100	32,084

TOTAL THAILAND		9,609,104

TURKEY — (2.6%)
Akbank T.A.S.	142,333	804,590
Akcansa Cimento Sanayi ve Ticaret A.S.	33,384	89,074
Akenerji Elektrik Uretim A.S.	14,726	104,626
*Aksa Akrilik Kimya Sanayii A.S.	86,740	85,402
Aksigorta A.S.	73,247	224,213
Alarko Holding A.S.	40,057	84,248
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	15,479
Anadolu Anonim Turk Sigorta Sirketi A.S.	90,263	71,282
*Anadolu Cam Sanayii A.S.	43,439	48,199
Anadolu Hayat Sigorta A.S.	35,714	68,869
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,961	9,438
*Arcelik A.S.	98,071	210,871
*Asya Katilim Bankasi A.S.	162,263	311,252
Ayen Enerji A.S.	20,413	31,045
Aygaz A.S.	62,257	163,728
Bagfas Bandirma Gubre Fabrikalari A.S.	1,291	68,680
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	27,978	56,817
*Bati Anabolu Cimento A.S.	12,114	48,018
BIM BirlesikMagazalar A.S.	9,942	390,984
Bolu Cimento Sanayii A.S.	25,029	25,018
*Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	16,986
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	—	13
BSH ev Aletleri Sanayi ve Ticaret A.S.	4,697	260,747
Bursa Cimento Fabrikasi A.S.	17,774	65,294
Cimsa Cimento Sanayi ve Ticaret A.S.	27,426	87,953
Coca-Cola Icecek A.S.	20,199	121,392
*Dogan Gazetecilik A.S.	18,577	26,659
*Dogan Sirketler Grubu Holding A.S.	425,251	321,399
*Dogan Yayin Holding A.S.	—	—
*Dogus Otomotiv Servis ve Ticaret A.S.	16,749	49,277
Enka Insaat ve Sanayi A.S.	40,822	140,781
*Eregli Demir ve Celik Fabrikalari Turk A.S.	206,376	686,382
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,894	67,724
Ford Otomotiv Sanayi A.S.	28,192	144,117
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	16,765
*Global Yatirim Holding A.S.	111,942	56,380
*Goldas Kuyumculuk Sanayi A.S.	42,137	38,174
Goodyear Lastikleri T.A.S.	6,230	41,083
*GSD Holding A.S.	202,053	92,246
*Gunes Sigorta A.S.	60,938	74,126
*Hurriyet Gazetecilik ve Matbaacilik A.S.	90,047	73,242
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	92,160	78,686
*Izmir Demir Celik Sanayii A.S.	23,843	39,797
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	62,083	32,323
Karton Sanayi ve Ticaret A.S.	715	32,509
*Koc Holding A.S. Series B	147,682	351,039
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	92,847	133,386
Mardin Cimento Sanayii ve Ticaret A.S.	20,145	81,794
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
Nortel Networks Netas Telekomuenikasyon A.S.	2,857	53,173
Otobus Karoseri Sanayi A.S.	4,986	40,551
*Petkim Petrokimya Holding A.S.	59,180	281,472
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	23,277	35,220
*Sekerbank T.A.S.	125,415	159,230
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	71,270	122,671
*Tat Konserve Sanayii A.S.	66,766	121,810

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*TAV Havalimanlari Holding A.S.	33,314	$93,584
*Tekfen Holding A.S.	30,999	84,241
*Tekstil Bankasi A.S.	71,792	42,041
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	31,324	58,363
Tofas Turk Otomobil Fabrikasi A.S.	43,093	91,444
*Trakya Cam Sanayii A.S.	89,610	94,350
Tupras-Turkiye Petrol Rafinerileri A.S.	39,906	517,647
Turcas Petrol A.S.	30,713	86,962
*Turk Demir Dokum Fabrikalari A.S.	—	1
*Turk Ekonomi Bankasi A.S.	130,781	133,755
*Turk Sise ve Cam Fabrikalari A.S.	161,623	147,506
Turkcell Iletisim Hizmetleri A.S. ADR	30,400	479,712
*Turkiye Garanti Bankasi A.S.	321,075	1,141,592
Turkiye Halk Bankasi A.S.	34,564	186,358
Turkiye Is Bankasi A.S.	280,991	975,483
*Turkiye Sinai Kalkinma Bankasi A.S.	117,803	85,966
*Turkiye Vakiflar Bankasi T.A.O.	302,500	638,603
Ulker Biskuvi Sanayi A.S.	33,575	64,770
*Vestel Elektronik Sanayi ve Ticaret A.S.	38,163	43,614
Yapi Kredi Sigorta A.S.	10,771	59,508
*Yapi ve Kredi Bankasi A.S.	96,157	201,988
*Zorlu Enerji Elektrik Uretim A.S.	19,000	52,944

TOTAL TURKEY		12,136,666

TOTAL COMMON STOCKS		399,040,336

PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
*Aracruz Celulose SA Sponsored ADR	15,600	311,376
Banco Bradesco SA Sponsored ADR	138,000	2,176,260
*Braskem SA Preferred A Sponsored ADR	25,800	230,910
Centrais Electricas de Santa Catarina SA	9,050	166,569
#Cia Vale do Rio Doce	254,654	4,380,049
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	9,913	463,928
Companhia de Transmissao de Energia Eletrica Paulista	6,400	163,109
Companhia Energetica de Minas Gerais SA Sponsored ADR	45,500	649,740
Companhia Energetica do Ceara Coelce Series A	5,600	76,838
Companhia Paranaense de Energia-Copel Sponsored ADR	19,900	308,848
Confab Industrial SA	48,246	151,791
Duratex SA	28,500	415,031
Gerdau SA Sponsored ADR	168,600	1,967,562
*Gol Linhas Aereas Inteligentes SA	16,700	122,626
Klabin SA	163,000	290,050
Lojas Americanas SA	47,000	261,986
Marcopolo SA	38,000	109,372
Metalurgica Gerdau SA	75,200	1,099,131
*Net Servicos de Comunicacao SA	28,391	289,883
Net Servicos de Comunicacao SA Preferred ADR	15,410	156,566
Randon e Participacoes SA	28,200	178,654
*Sadia SA ADR	65,333	571,010
Saraiva SA Livreiros Editores	3,300	48,870
*Suzano Papel e Celullose SA	83,600	778,310
Tele Norte Leste Participacoes SA ADR	34,000	523,260
Telecomunicacoes de Sao Paulo SA ADR	24,200	560,956
Telemar Norte Leste SA	7,800	209,031
Tim Participacoes SA ADR	10,080	221,962
Ultrapar Participacoes SA	22,136	745,677
Ultrapar Participacoes SA Sponsored ADR	2,300	78,085
Uniao de Industrias Petroquimicas SA Series B	125,400	62,507
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	2,715,697
*Votorantim Celulose e Papel SA Sponsored ADR	42,800	639,432

TOTAL PREFERRED STOCKS		21,125,076

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. ADR Rights 08/21/09	1,425	$19,240

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	1,772,868	2,605
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	70,333	4,237
*Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	22,315	3,869
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	25,700	944

TOTAL THAILAND		11,655

TOTAL RIGHTS/WARRANTS		30,895

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $295,000 FHLMC 6.040%(r), 11/01/36, valued at $195,803) to be repurchased at $191,003	$191	191,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.7%)
§@DFA Short Term Investment Fund LP	30,407,509	30,407,509
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $9,751,488) to be repurchased at $9,560,441	$9,560	9,560,282

TOTAL SECURITIES LENDING COLLATERAL		39,967,791

TOTAL INVESTMENTS — (100.0%) (Cost $398,504,290)##		$460,355,098

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$33,872,798	—	—	$33,872,798
Chile	2,259,734	$7,436,684	—	9,696,418
China	1,815,588	51,340,714	—	53,156,302
Czech Republic	1,161,037	2,334,194	—	3,495,231
Hungary	—	3,512,677	—	3,512,677
India	768,279	42,796,445	—	43,564,724
Indonesia	—	14,222,309	—	14,222,309
Israel	612,513	8,683,841	—	9,296,354
Malaysia	417,436	18,029,847	—	18,447,283
Mexico	3,492,460	22,596,785	—	26,089,245
Philippines	422,295	3,164,218	—	3,586,513
Poland	1,468,484	8,661,688	—	10,130,172
South Africa	10,467,149	35,402,964	—	45,870,113
South Korea	22,987,844	26,478,433	—	49,466,277
Taiwan	7,045,497	45,842,653	—	52,888,150
Thailand	2,776,362	6,832,742	—	9,609,104
Turkey	2,688,056	9,448,610	—	12,136,666
Preferred Stocks
Brazil	21,125,076	—	—	21,125,076
Rights/Warrants
South Korea	—	19,240	—	19,240
Thailand	2,605	9,050	—	11,655
Temporary Cash Investments	—	191,000	—	191,000
Securities Lending Collateral	—	39,967,791	—	39,967,791

TOTAL	$113,383,213	$346,971,885	—	$460,355,098

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (67.4%)
Consumer Discretionary — (10.2%)
*1-800-FLOWERS.COM, Inc.	600	$1,440
*A.C. Moore Arts & Crafts, Inc.	400	1,444
Aaron’s, Inc.	1,000	27,470
*Abercrombie & Fitch Co.	400	11,436
#Advance Auto Parts, Inc.	800	36,984
#*Aeropostale, Inc.	1,050	38,220
*Aldila, Inc.	200	682
*Amazon.com, Inc.	1,500	128,640
#*American Axle & Manufacturing Holdings, Inc.	1,500	3,300
American Eagle Outfitters, Inc.	9,400	135,266
*America’s Car-Mart, Inc.	400	8,748
#*AnnTaylor Stores Corp.	1,200	14,484
#*Apollo Group, Inc. Class A	600	41,424
#Arbitron, Inc.	300	4,884
#*ArvinMeritor, Inc.	2,100	15,204
#*Asbury Automotive Group, Inc.	800	11,192
*Atrinsic, Inc.	338	352
*Audiovox Corp. Class A	1,100	8,679
#*AutoNation, Inc.	3,700	76,516
#*Autozone, Inc.	200	30,714
*Ballantyne Strong, Inc.	500	1,180
#Barnes & Noble, Inc.	1,700	39,151
Barry (R.G.) Corp.	300	2,142
*Beasley Broadcast Group, Inc.	300	873
#bebe stores, inc	1,700	12,359
#*Bed Bath and Beyond, Inc.	800	27,800
*Belo Corp.	600	1,428
Belo Corp. Class A	3,000	8,610
#Best Buy Co., Inc.	1,140	42,602
#*Big Lots, Inc.	1,900	43,776
Black & Decker Corp.	900	33,840
*Blockbuster, Inc. Class A	1,220	891
#*Blue Nile, Inc.	200	9,246
*Bluegreen Corp.	500	1,385
Blyth, Inc.	275	11,668
Bob Evans Farms, Inc.	1,000	29,020
Books-A-Million, Inc.	600	5,562
BorgWarner, Inc.	1,400	46,466
#Brinker International, Inc.	1,600	26,624
*Brink’s Home Security Holdings, Inc.	1,100	32,802
#*Brookfield Homes Corp.	1,400	7,882
Brown Shoe Company, Inc.	1,000	7,750
#Buckle, Inc.	900	27,846
#*Buffalo Wild Wings, Inc.	400	16,140
#*Cabela’s, Inc.	1,300	21,073
*Cache, Inc.	600	2,562
#*California Coastal Communities, Inc.	300	408
#Callaway Golf Co.	1,780	11,339
#*Career Education Corp.	2,100	48,132
*Caribou Coffee Co.	600	3,486
#*CarMax, Inc.	3,100	50,003
#Carnival Corp.	11,400	319,086
*Carriage Services, Inc.	700	2,569
#*Carter’s, Inc.	1,200	34,008
*Casual Male Retail Group, Inc.	800	1,704
#Cato Corp. Class A	900	17,901
*Cavalier Homes, Inc.	700	1,918

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Cavco Industries, Inc.	200	$6,846
CBS Corp. Class A	200	1,642
#CBS Corp. Class B	6,200	50,778
#*CEC Entertainment, Inc.	500	14,585
*Centex Corp.	1,600	17,456
*Champion Enterprises, Inc.	1,800	846
#*Cheesecake Factory, Inc.	2,000	38,740
#*Chico’s FAS, Inc.	1,100	12,617
#*Children’s Place Retail Stores, Inc. (The)	300	9,831
*Chipotle Mexican Grill, Inc. Class B	160	13,080
#Choice Hotels International, Inc.	700	19,495
Christopher & Banks Corp.	700	5,544
#*Citi Trends, Inc.	200	5,840
#Coach, Inc.	500	14,795
#*Coinstar, Inc.	800	26,584
*Coldwater Creek, Inc.	1,000	7,340
Columbia Sportswear Co.	600	21,246
Comcast Corp. Class A	10,200	151,572
Comcast Corp. Special Class A	6,900	96,531
#*Conn’s, Inc.	700	8,827
#Cooper Tire & Rubber Co.	2,100	30,996
*Core-Mark Holding Co., Inc.	200	5,372
#*Corinthian Colleges, Inc.	2,400	37,056
#Cracker Barrel Old Country Store, Inc.	400	11,544
*Craftmade International, Inc.	72	210
*Crown Media Holdings, Inc.	1,400	2,842
CSS Industries, Inc.	300	6,960
*Culp, Inc.	500	3,295
*Cybex International, Inc.	500	500
#D.R. Horton, Inc.	2,300	26,657
Darden Restaurants, Inc.	700	22,673
#*Deckers Outdoor Corp.	200	13,522
*Design Within Reach, Inc.	500	75
DeVry, Inc.	700	34,818
#*Dick’s Sporting Goods, Inc.	900	17,865
#*DineEquity, Inc.	900	22,239
*DIRECTV Group, Inc. (The)	2,500	64,750
*Discovery Communications, Inc.	3,700	82,880
#*DISH Network Corp.	300	5,085
#Disney (Walt) Co.	29,100	730,992
*Dixie Group, Inc.	400	1,256
*Dollar Tree, Inc.	2,200	101,464
#*Domino’s Pizza, Inc.	600	4,932
#*Dress Barn, Inc. (The)	1,200	18,708
*Drew Industries, Inc.	600	11,514
*E.W. Scripps Co.	366	1,471
#Eastman Kodak Co.	3,800	11,286
*Emerson Radio Corp.	700	518
*Emmis Communications Corp. Class A	1,000	270
*Entercom Communications Corp.	700	1,925
*Entravision Communications Corp.	2,100	1,218
#Ethan Allen Interiors, Inc.	1,000	12,730
*Exide Technologies	2,300	11,201
Family Dollar Stores, Inc.	2,100	65,982
*Famous Dave’s of America, Inc.	400	2,612
Finish Line, Inc. Class A	2,300	20,010
Foot Locker, Inc.	8,500	94,180
#*Ford Motor Co.	48,399	387,192
*Fossil, Inc.	1,600	42,144
*Fuel Systems Solutions, Inc.	500	12,540
*Furniture Brands International, Inc.	1,100	4,411

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*GameStop Corp. Class A	3,400	$74,426
*GameTech International, Inc.	300	579
#Gannett Co., Inc.	3,200	22,400
Gap, Inc.	3,400	55,488
#*Gaylord Entertainment Co.	1,200	17,124
#Gentex Corp.	1,600	23,952
Genuine Parts Co.	2,300	81,466
*G-III Apparel Group, Ltd.	600	7,254
#*Goodyear Tire & Rubber Co.	3,700	62,974
*Great Wolf Resorts, Inc.	400	1,080
*Group 1 Automotive, Inc.	500	14,730
#Guess?, Inc.	300	8,721
#*Gymboree Corp.	700	27,846
#H&R Block, Inc.	1,300	21,697
#*Hanesbrands, Inc.	700	13,930
Harley-Davidson, Inc.	1,700	38,420
*Harman International Industries, Inc.	200	4,936
#Harte-Hanks, Inc.	1,200	12,984
Hasbro, Inc.	600	15,900
*Hawk Corp.	440	6,270
#*Hayes Lemmerz International, Inc.	2,800	119
*Helen of Troy, Ltd.	709	15,421
*Hollywood Media Corp.	1,200	1,908
#Home Depot, Inc.	10,200	264,588
Hooker Furniture Corp.	200	2,746
#*Hovnanian Enterprises, Inc. Class A	2,600	8,320
*Iconix Brand Group, Inc.	1,600	28,032
Interactive Data Corp.	2,100	47,775
International Speedway Corp. Class A	900	23,013
#*Interpublic Group of Companies, Inc.	7,100	36,991
#*iRobot Corp.	700	7,847
#*ITT Educational Services, Inc.	400	38,940
*J. Alexander’s Corp.	150	640
#J.C. Penney Co., Inc.	1,600	48,240
#*Jack in the Box, Inc.	1,600	33,760
*Jackson Hewitt Tax Service, Inc.	900	5,445
*JAKKS Pacific, Inc.	1,500	17,295
*Jo-Ann Stores, Inc.	700	16,310
#Johnson Controls, Inc.	9,100	235,508
*Johnson Outdoors, Inc.	300	1,962
#*Jos. A. Bank Clothiers, Inc.	400	14,636
*Kenneth Cole Productions, Inc. Class A	300	2,409
*Knology, Inc.	400	3,440
#*Kohl’s Corp.	1,100	53,405
*Kona Grill, Inc.	280	1,011
KSW, Inc.	300	861
*K-Swiss, Inc. Class A	500	5,420
*Lakeland Industries, Inc.	200	1,522
#*Lamar Advertising Co.	300	6,312
*Lazare Kaplan International, Inc.	300	750
#*Lear Corp.	2,200	473
*Learning Tree International, Inc.	500	5,365
*Lee Enterprises, Inc.	1,000	1,410
Leggett & Platt, Inc.	3,100	53,785
#Lennar Corp. Class A	2,500	29,600
#Lennar Corp. Class B	240	2,186
*Libbey, Inc.	600	1,260
#*Liberty Global, Inc. Class A	2,000	41,900
#*Liberty Global, Inc. Series C	1,100	22,924
*Liberty Media Corp. - Entertainment Class A	18,600	520,242
#*Liberty Media Corp. Capital Class A	4,600	67,068

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Liberty Media Corp. Interactive Class A	18,000	$119,880
#*Life Time Fitness, Inc.	400	10,180
#*Lifetime Brands, Inc.	500	2,075
Limited Brands, Inc.	7,500	97,050
*LIN TV Corp.	800	1,568
#*Lincoln Educational Services Corp.	800	16,288
#*Live Nation, Inc.	2,100	12,264
#*LKQ Corp.	2,000	35,880
*Lodgenet Entertainment Corp.	400	1,864
*Lodgian, Inc.	900	1,152
Lowe’s Companies, Inc.	8,900	199,894
*Luby’s, Inc.	1,000	4,550
#Macy’s, Inc.	13,400	186,394
*Maidenform Brands, Inc.	300	4,149
Marcus Corp. (The)	700	8,848
*Marine Products Corp.	1,100	6,193
#Marriott International, Inc. Class A	602	12,972
*Martha Stewart Living Omnimedia, Inc.	200	688
*Marvel Entertainment, Inc.	600	23,736
#Mattel, Inc.	2,100	36,918
#Matthews International Corp. Class A	900	28,134
McClatchey Co. (The)	200	458
McDonald’s Corp.	4,000	220,240
#McGraw-Hill Companies, Inc.	300	9,405
#MDC Holdings, Inc.	1,500	52,860
*Media General, Inc. Class A	500	2,325
*Mediacom Communications Corp.	900	4,311
#Men’s Wearhouse, Inc. (The)	1,200	25,932
#Meredith Corp.	900	23,823
#*Meritage Homes Corp.	1,600	34,240
*Midas, Inc.	200	1,974
*Modine Manufacturing Co.	1,000	7,650
#*Mohawk Industries, Inc.	1,980	102,128
#Monro Muffler Brake, Inc.	650	17,283
#*Morningstar, Inc.	240	10,630
#*Movado Group, Inc.	600	8,568
*Nathan’s Famous, Inc.	200	2,600
*Netflix, Inc.	400	17,576
#*New York Times Co. Class A (The)	5,400	42,498
Newell Rubbermaid, Inc.	6,900	88,803
#News Corp. Class A	12,600	130,158
#News Corp. Class B	2,460	29,569
*NexCen Brands, Inc.	1,000	190
NIKE, Inc. Class B	700	39,648
#Nordstrom, Inc.	500	13,220
#Nutri/System, Inc.	200	2,846
*O’Charleys, Inc.	500	5,195
#Omnicom Group, Inc.	1,000	34,000
#*O’Reilly Automotive, Inc.	2,700	109,782
*Orleans Homebuilders, Inc.	500	1,650
*Outdoor Channel Holdings, Inc.	1,000	7,580
#*Overstock.com, Inc.	300	3,951
Oxford Industries, Inc.	400	5,484
#*P.F. Chang’s China Bistro, Inc.	800	27,128
*Pacific Sunwear of California, Inc.	1,400	4,648
*Palm Harbor Homes, Inc.	700	1,589
#*Panera Bread Co.	500	27,480
#*Papa John’s International, Inc.	500	12,705
#*Peet’s Coffee & Tea, Inc.	400	10,988
#*Penske Automotive Group, Inc.	2,600	53,768
*Perry Ellis International, Inc.	400	3,084

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#PetSmart, Inc.	1,500	$33,555
Phillips-Van Heusen Corp.	1,300	45,994
Polaris Industries, Inc.	400	15,148
#Polo Ralph Lauren Corp.	500	31,525
*Premier Exhibitions, Inc.	300	223
#*Pre-Paid Legal Services, Inc.	168	8,193
#*Priceline.com, Inc.	200	25,924
*Princeton Review, Inc.	800	4,336
#Pulte Homes, Inc.	1,700	19,329
*Quiksilver, Inc.	5,600	12,040
#*R.H. Donnelley Corp.	1,100	63
*RadioShack Corp.	3,000	46,530
*RC2 Corp.	500	7,635
*RCN Corp.	800	5,824
*Red Lion Hotels Corp.	600	3,156
*Red Robin Gourmet Burgers, Inc.	600	11,232
#Regis Corp.	2,200	30,052
*Rentrak Corp.	400	7,320
#Ross Stores, Inc.	500	22,045
*Rubio’s Restaurants, Inc.	200	1,210
#Ryland Group, Inc.	200	3,994
*Saga Communications, Inc.	100	547
*Salem Communications Corp.	400	344
#*Sally Beauty Holdings, Inc.	3,700	25,826
Scripps Networks Interactive	800	25,824
#*Sears Holdings Corp.	900	59,706
Service Corp. International	12,800	80,896
#Sherwin-Williams Co.	600	34,650
*Shiloh Industries, Inc.	700	3,437
#*Sinclair Broadcast Group, Inc. Class A	2,700	5,049
*Skechers U.S.A., Inc. Class A	700	9,681
Skyline Corp.	200	4,854
*Smith & Wesson Holding Corp.	400	2,424
Snap-On, Inc.	1,600	57,008
#*Sonic Automotive, Inc.	600	7,380
#*Sonic Corp.	1,200	13,236
#Sotheby’s Class A	1,600	24,112
•*Source Interlink Companies, Inc.	700	—
*Spanish Broadcasting System, Inc.	1,000	190
Spartan Motors, Inc.	700	4,900
#Speedway Motorsports, Inc.	1,500	23,940
*Stamps.com, Inc.	700	6,041
#*Standard Pacific Corp.	3,900	13,416
Stanley Works (The)	1,100	44,165
#Staples, Inc.	2,720	57,174
#*Starbucks Corp.	700	12,390
#Starwood Hotels & Resorts Worldwide, Inc.	700	16,527
*Steak n Shake Co. (The)	1,000	10,220
*Steven Madden, Ltd.	500	16,030
#Strayer Education, Inc.	200	42,476
#Sturm Ruger & Co., Inc.	500	6,240
#Superior Industries International, Inc.	800	12,624
#*Systemax, Inc.	988	12,874
*Tandy Brand Accessories, Inc.	100	240
*Tandy Leather Factory, Inc.	300	788
Target Corp.	3,000	130,860
*Tempur-Pedic International, Inc.	700	10,381
#*Tenneco Automotive, Inc.	1,300	21,021
#*Texas Roadhouse, Inc.	2,100	23,373
Thor Industries, Inc.	1,300	31,083
Tiffany & Co.	600	17,898

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Timberland Co. Class A	1,000	$13,640
Time Warner Cable, Inc.	3,380	111,743
#Time Warner, Inc.	13,466	359,004
TJX Companies, Inc. (The)	1,200	43,476
#*Toll Brothers, Inc.	2,800	54,768
#*Tractor Supply Co.	900	43,173
#*True Religion Apparel, Inc.	700	15,652
#*TRW Automotive Holdings Corp.	3,100	52,173
Tupperware Corp.	600	20,442
*Tween Brands, Inc.	600	4,344
#*Under Armour, Inc. Class A	200	4,858
*Unifi, Inc.	2,400	5,040
#Unifirst Corp.	440	17,125
*Universal Electronics, Inc.	500	10,555
#*Universal Technical Institute, Inc.	500	7,935
#*Urban Outfitters, Inc.	1,000	24,040
#V.F. Corp.	1,480	95,741
*Vail Resorts, Inc.	1,000	28,610
#*Viacom, Inc. Class A	200	4,936
#*Viacom, Inc. Class B	1,600	37,056
#*Volcom, Inc.	300	3,639
*Walking Co. Holdings, Inc. (The)	300	561
#*Warnaco Group, Inc.	1,500	54,495
#Weight Watchers International, Inc.	400	11,152
*Wendy’s/Arby’s Group, Inc.	3,425	15,686
#Whirlpool Corp.	2,400	137,016
Wiley (John) & Sons, Inc. Class A	1,140	36,355
*Williams Controls, Inc.	200	1,200
#Williams-Sonoma, Inc.	2,500	35,150
*Winnebago Industries, Inc.	500	5,260
#Wolverine World Wide, Inc.	1,300	31,330
World Wrestling Entertainment, Inc.	700	9,191
#Wyndham Worldwide Corp.	4,200	58,590
Yum! Brands, Inc.	800	28,368
*Zale Corp.	200	1,184
#*Zumiez, Inc.	300	2,865

Total Consumer Discretionary		10,783,567

Consumer Staples — (4.9%)
#Alberto-Culver Co.	2,200	56,364
Alico, Inc.	200	6,328
#Andersons, Inc. (The)	900	28,998
#Archer-Daniels-Midland Co.	5,900	177,708
#Avon Products, Inc.	1,100	35,618
*BJ’s Wholesale Club, Inc.	1,900	63,365
#*Calavo Growers, Inc.	300	6,090
#Cal-Maine Foods, Inc.	600	17,658
Campbell Soup Co.	800	24,824
Casey’s General Stores, Inc.	1,600	43,888
*Central Garden & Pet Co.	500	6,130
#*Chiquita Brands International, Inc.	1,600	19,600
#Church & Dwight Co., Inc.	1,900	112,062
Clorox Co.	500	30,505
Coca-Cola Co.	4,400	219,296
#Coca-Cola Enterprises, Inc.	3,480	65,389
Colgate-Palmolive Co.	900	65,196
ConAgra, Inc.	6,300	123,669
#Corn Products International, Inc.	3,400	95,200
Costco Wholesale Corp.	1,700	84,150
*Darling International, Inc.	1,800	12,708
#*Dean Foods Co.	2,480	52,551

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Del Monte Foods Co.	7,200	$69,552
#Diamond Foods, Inc.	500	14,100
*Elizabeth Arden, Inc.	1,000	9,600
*Energizer Holdings, Inc.	200	12,812
#Estee Lauder Companies, Inc.	400	14,576
Farmer Brothers Co.	500	11,240
#Flowers Foods, Inc.	2,100	49,623
General Mills, Inc.	1,400	82,474
*Great Atlantic & Pacific Tea, Inc.	1,400	8,078
#*Green Mountain Coffee, Inc.	600	42,264
*Hain Celestial Group, Inc.	1,300	21,593
#Heinz (H.J.) Co.	600	23,076
Hershey Co. (The)	300	11,985
Hormel Foods Corp.	2,700	96,957
*HQ Sustainable Maritime Industries, Inc.	200	1,714
Ingles Market, Inc. Class A	300	5,013
Inter Parfums, Inc.	750	7,665
J & J Snack Foods Corp.	600	26,004
J.M. Smucker Co.	1,720	86,052
#Kellogg Co.	700	33,250
Kimberly-Clark Corp.	900	52,605
Kraft Foods, Inc.	16,003	453,525
#Kroger Co. (The)	2,300	49,174
#Lancaster Colony Corp.	1,200	54,648
#Lance, Inc.	1,000	25,340
*Lifeway Foods, Inc.	200	2,608
#McCormick & Co., Inc.	500	16,110
#Nash-Finch Co.	400	12,280
*National Beverage Corp.	700	7,469
*Omega Protein Corp.	700	2,702
*Pantry, Inc.	800	14,040
*Parlux Fragrances, Inc.	700	1,274
PepsiAmericas, Inc.	3,000	80,340
PepsiCo, Inc.	2,900	164,575
#*Pilgrim’s Pride Corp.	1,380	5,851
*PriceSmart, Inc.	900	14,679
Procter & Gamble Co.	13,300	738,283
*Ralcorp Holdings, Inc.	800	50,808
Rocky Mountain Chocolate Factory, Inc.	200	1,622
#Ruddick Corp.	1,600	37,600
#Safeway, Inc.	3,600	68,148
Sanderson Farms, Inc.	600	24,408
*Sanfilippo (John B.) & Son, Inc.	200	1,740
Sara Lee Corp.	4,000	42,560
#*Smithfield Foods, Inc.	4,000	54,200
Spartan Stores, Inc.	700	9,023
SUPERVALU, Inc.	4,700	69,701
#Sysco Corp.	1,300	30,888
Tasty Baking Co.	300	2,166
#Tootsie Roll Industries, Inc.	1,273	30,743
Tyson Foods, Inc. Class A	6,500	74,295
#*United Natural Foods, Inc.	1,200	32,436
Wal-Mart Stores, Inc.	17,400	867,912
WD-40 Co.	400	12,092
Weis Markets, Inc.	788	26,059
#Whole Foods Market, Inc.	4,200	101,598

Total Consumer Staples		5,208,427

Energy — (8.5%)
#*Allis-Chalmers Energy, Inc.	1,200	2,760
#Alon USA Energy, Inc.	2,400	24,072

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Alpha Natural Resources, Inc.	1,500	$49,965
#Anadarko Petroleum Corp.	4,100	197,620
Apache Corp.	5,769	484,307
#Arch Coal, Inc.	1,500	26,115
*Arena Resources, Inc.	320	10,442
#*Atlas America, Inc.	1,200	24,132
*ATP Oil & Gas Corp.	500	3,875
#*Atwood Oceanics, Inc.	600	17,304
Baker Hughes, Inc.	600	24,300
#*Basic Energy Services, Inc.	800	5,400
#Berry Petroleum Corp. Class A	1,000	23,720
*Bill Barrett Corp.	2,300	72,657
#BJ Services Co.	3,900	55,302
*Brigham Exploration Co.	1,500	7,320
#*Bristow Group, Inc.	700	23,170
#*Bronco Drilling Co., Inc.	500	2,100
#Cabot Oil & Gas Corp.	2,200	77,286
*Callon Petroleum Co.	1,100	1,848
#*Cameron International Corp.	800	24,984
#CARBO Ceramics, Inc.	600	25,014
*Carrizo Oil & Gas, Inc.	700	13,300
#*Cheniere Energy, Inc.	900	2,673
#Chesapeake Energy Corp.	5,100	109,344
#Chevron Corp.	19,500	1,354,665
#Cimarex Energy Co.	2,700	96,606
*Clayton Williams Energy, Inc.	300	5,784
*CNX Gas Corp.	700	20,573
*Complete Production Services, Inc.	2,100	17,346
*Comstock Resources, Inc.	1,300	50,050
#ConocoPhillips	13,100	572,601
CONSOL Energy, Inc.	800	28,424
*Contango Oil & Gas Co.	300	13,917
*Dawson Geophysical Co.	200	6,082
*Delta Petroleum Corp.	1,000	1,920
#*Denbury Resources, Inc.	1,200	19,920
#Devon Energy Corp.	4,100	238,169
#Diamond Offshore Drilling, Inc.	300	26,961
*Dresser-Rand Group, Inc.	1,100	32,021
*Dril-Quip, Inc.	700	29,603
#*Edge Petroleum Corp.	600	249
#El Paso Corp.	6,600	66,396
*Encore Acquisition Co.	1,700	60,520
*Energy Partners, Ltd.	1,000	330
*ENGlobal Corp.	400	1,940
#ENSCO International, Inc.	2,100	79,569
EOG Resources, Inc.	2,602	192,626
*Evolution Petroleum Corp.	1,000	3,000
#Exxon Mobil Corp.	13,700	964,343
#*FMC Technologies, Inc.	600	26,100
#*Forest Oil Corp.	2,100	35,385
#Foundation Coal Holdings, Inc.	800	28,744
#Frontier Oil Corp.	400	5,560
*FX Energy, Inc.	300	1,197
#*Goodrich Petroleum Corp.	400	10,260
Gulf Island Fabrication, Inc.	520	7,540
#*Gulfmark Offshore, Inc.	1,300	41,600
*Gulfport Energy Corp.	900	6,273
Halliburton Co.	1,600	35,344
*Harvest Natural Resources, Inc.	1,300	8,411
*Helix Energy Solutions Group, Inc.	1,600	16,784
#Helmerich & Payne, Inc.	2,000	68,720

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Hercules Offshore, Inc.	700	$3,318
Hess Corp.	2,980	164,496
*HKN, Inc.	400	968
#Holly Corp.	600	12,762
#*Hornbeck Offshore Services, Inc.	900	19,602
*Infinity, Inc.	700	420
#*ION Geophysical Corp.	2,300	6,187
#Lufkin Industries, Inc.	400	18,160
#Marathon Oil Corp.	6,200	199,950
*Mariner Energy, Inc.	2,500	29,975
#Massey Energy Co.	1,800	47,880
*Matrix Service Co.	300	3,039
#*McMoran Exploration Co.	800	5,088
*Meridian Resource Corp.	894	295
*Mitcham Industries, Inc.	300	1,338
Murphy Oil Corp.	3,041	176,986
*NATCO Group, Inc. Class A	500	18,030
*National-Oilwell, Inc.	1,964	70,586
*Natural Gas Services Group, Inc.	400	5,516
#*Newfield Exploration Co.	2,300	90,459
*Newpark Resources, Inc.	2,600	6,838
*Noble Corp.	300	10,158
Noble Energy, Inc.	2,500	152,800
Occidental Petroleum Corp.	6,900	492,246
*Oceaneering International, Inc.	700	35,644
#*Oil States International, Inc.	1,400	37,968
*OMNI Energy Services Corp.	500	1,025
#Overseas Shipholding Group, Inc.	1,000	34,350
*OYO Geospace Corp.	200	4,776
*Pacific Ethanol, Inc.	200	76
*Parallel Petroleum Corp.	1,100	2,200
*Parker Drilling Co.	3,200	14,784
#*Patriot Coal Corp.	180	1,507
#Patterson-UTI Energy, Inc.	8,000	110,480
Peabody Energy Corp.	900	29,799
Penn Virginia Corp.	1,900	36,499
#*Petrohawk Energy Corp.	1,900	46,132
*Petroleum Development Corp.	500	8,420
*PetroQuest Energy, Inc.	1,600	5,360
*PHI, Inc. Non-Voting	400	8,736
*Pioneer Drilling Co.	1,600	7,008
#Pioneer Natural Resources Co.	2,800	79,940
*Plains Exploration & Production Co.	2,100	60,165
#*Pride International, Inc.	5,404	135,478
#*Quicksilver Resources, Inc.	1,600	18,336
#Range Resources Corp.	600	27,846
*Rosetta Resources, Inc.	2,700	27,999
#Rowan Companies, Inc.	1,600	34,128
#*SEACOR Holdings, Inc.	800	63,584
#Smith International, Inc.	1,432	35,986
#Southern Union Co.	1,300	25,194
*Southwestern Energy Co.	600	24,858
#Spectra Energy Corp.	1,200	22,032
St. Mary Land & Exploration Co.	1,200	28,644
#*Stone Energy Corp.	1,346	14,617
*SulphCo, Inc.	700	784
Sunoco, Inc.	1,700	41,973
*Superior Energy Services, Inc.	2,300	38,157
*Superior Well Services, Inc.	500	3,265
#*Swift Energy Corp.	900	17,730
#Tesoro Petroleum Corp.	3,400	44,506

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Teton Energy Corp.	500	$125
#*TETRA Technologies, Inc.	1,300	10,023
*TGC Industries, Inc.	551	2,513
Tidewater, Inc.	2,200	99,000
#*Trico Marine Services, Inc.	500	2,200
*Tri-Valley Corp.	300	297
#*TXCO Resources, Inc.	1,000	275
*Union Drilling, Inc.	800	5,720
*Unit Corp.	1,100	34,859
#*USEC, Inc.	2,500	9,675
*VAALCO Energy, Inc.	1,900	8,417
Valero Energy Corp.	6,000	108,000
#W&T Offshore, Inc.	2,200	23,518
*Warren Resources, Inc.	1,500	3,525
*Westmoreland Coal Co.	200	1,578
*Whiting Petroleum Corp.	1,500	68,940
Williams Companies, Inc. (The)	1,300	21,697
#World Fuel Services Corp.	1,500	65,790
XTO Energy, Inc.	8,225	330,892

Total Energy		8,948,670

Financials — (13.1%)
21st Century Holding Co.	200	776
Abington Bancorp, Inc.	800	6,544
Advance America Cash Advance Centers, Inc.	1,300	7,176
*Advanta Corp. Class A	240	84
*Advanta Corp. Class B	600	198
#*Affiliated Managers Group, Inc.	900	59,418
*Affirmative Insurance Holdings, Inc.	200	780
#*Allegheny Corp.	208	56,264
Allstate Corp.	5,200	139,932
#*Amcore Financial, Inc.	514	468
#American Capital, Ltd.	4,600	16,606
#American Express Co.	2,200	62,326
American Financial Group, Inc.	3,400	82,926
#*American West Bancorporation	600	234
Ameriprise Financial, Inc.	1,000	27,800
#*Amerisafe, Inc.	500	8,315
*AmeriServe Financial, Inc.	560	986
*Anchor Bancorp Wisconsin, Inc.	700	952
#AON Corp.	3,400	134,130
*Appalachian Bancshares, Inc.	200	168
#*Asset Acceptance Capital Corp.	1,000	7,740
#Associated Banc-Corp.	3,800	41,192
#ASTA Funding, Inc.	300	1,923
#Astoria Financial Corp.	2,600	25,246
Atlantic Coast Federal Corp.	150	282
#*B of I Holding, Inc.	218	1,537
BancFirst Corp.	497	17,807
*Bancorp, Inc. (The)	400	2,876
#BancorpSouth, Inc.	2,400	54,000
Bank of America Corp.	47,633	704,492
Bank of Hawaii Corp.	900	34,533
#Bank of New York Mellon Corp.	9,400	256,996
#Bank of the Ozarks, Inc.	400	10,112
BankFinancial Corp.	800	8,520
#Banner Corp.	500	2,005
#BB&T Corp.	7,100	162,448
Berkshire Hills Bancorp, Inc.	400	9,144
*Beverly Hills Bancorp, Inc.	700	8
BGC Partners, Inc. Class A	1,200	5,484

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#BlackRock, Inc.	200	$38,108
#BOK Financial Corp.	1,349	56,510
#Boston Private Financial Holdings, Inc.	1,400	6,412
#Brookline Bancorp, Inc.	2,000	23,300
Brooklyn Federal Bancorp, Inc.	100	1,247
#Brown & Brown, Inc.	3,200	61,376
Cadence Financial Corp.	500	750
Camden National Corp.	200	6,714
#Capital City Bank Group, Inc.	900	14,364
Capital One Financial Corp.	3,800	116,660
#Capitol Federal Financial	500	18,415
Cardinal Financial Corp.	700	5,453
Cash America International, Inc.	900	24,057
#Cathay General Bancorp	1,600	14,592
#*CB Richard Ellis Group, Inc.	400	4,360
Center Bancorp, Inc.	400	3,604
#*Central Pacific Financial Corp.	900	1,953
Charles Schwab Corp. (The)	1,920	34,310
#Chemical Financial Corp.	800	17,384
Chubb Corp.	3,812	176,038
Cincinnati Financial Corp.	3,460	83,559
#Citigroup, Inc.	30,800	97,636
Citizens Community Bancorp, Inc.	300	1,746
*Citizens First Bancorp, Inc.	300	279
#*Citizens Republic Bancorp, Inc.	1,600	912
#*Citizens, Inc.	1,100	7,722
#City Holding Co.	600	19,332
#City National Corp.	2,100	82,824
#CME Group, Inc.	400	111,532
#CNA Financial Corp.	9,800	167,090
*CNA Surety Corp.	1,700	26,724
CoBiz Financial, Inc.	800	3,608
#Cohen & Steers, Inc.	200	3,654
#*Colonial BancGroup, Inc. (The)	2,800	1,708
Columbia Banking System, Inc.	600	7,284
#Comerica, Inc.	2,740	65,322
Commerce Bancshares, Inc.	2,205	80,835
Community Trust Bancorp, Inc.	500	13,575
Consolidated-Tokoma Land Co.	200	7,456
*Consumer Portfolio Services, Inc.	600	447
#Cullen Frost Bankers, Inc.	1,720	82,612
CVB Financial Corp.	2,760	20,810
Delphi Financial Group, Inc. Class A	1,500	35,745
*Delta Financial Corp.	700	—
Dime Community Bancshares	1,100	13,244
Discover Financial Services	22,800	270,864
#*Dollar Financial Corp.	600	9,420
Donegal Group, Inc. Class A	700	11,025
#*E*TRADE Financial Corp.	29,500	44,250
East West Bancorp, Inc.	1,935	17,105
#Eaton Vance Corp.	400	11,448
Employers Holdings, Inc.	2,100	29,232
*Encore Capital Group, Inc.	700	8,652
Enterprise Financial Services Corp.	428	4,618
Erie Indemnity Co.	1,300	48,685
#F.N.B. Corp.	2,768	21,480
FBL Financial Group, Inc. Class A	1,100	10,791
#Federated Investors, Inc.	700	18,151
#Fidelity National Financial, Inc.	6,400	91,840
Fifth Third Bancorp	6,006	57,057
#Financial Federal Corp.	900	18,252

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Acceptance Corp.	1,000	$2,620
First American Corp.	4,300	127,065
First Bancorp	600	10,926
#First Busey Corp.	1,600	10,000
#*First Cash Financial Services, Inc.	700	13,160
#First Commonwealth Financial Corp.	2,400	16,008
First Community Bancshares, Inc.	400	5,440
#First Financial Bankshares, Inc.	600	31,602
First Financial Corp.	500	16,245
First Financial Holdings, Inc.	400	5,728
*First Marblehead Corp.	2,100	3,843
First Mercury Financial Corp.	600	8,670
#First Midwest Bancorp, Inc.	1,400	11,704
First Niagara Financial Group, Inc.	3,628	47,708
#*First Regional Bancorp	400	384
*First State Bancorporation	400	408
*FirstCity Financial Corp.	400	2,212
FirstMerit Corp.	2,619	48,923
Flagstone Reinsurance Holdings, Ltd.	2,200	22,220
Flushing Financial Corp.	700	7,427
#FNB United Corp.	395	739
#*Forestar Group, Inc.	500	6,510
Franklin Resources, Inc.	500	44,340
#*Frontier Financial Corp.	1,400	1,260
Fulton Financial Corp.	7,240	48,942
Gallagher (Arthur J.) & Co.	1,800	41,220
GAMCO Investors, Inc.	160	7,304
#German American Bancorp, Inc.	482	8,671
#GFI Group, Inc.	800	5,160
#Glacier Bancorp, Inc.	1,700	26,469
Goldman Sachs Group, Inc.	4,940	806,702
#Great Southern Bancorp, Inc.	500	10,500
#*Greene Bancshares, Inc.	403	2,398
#Greenhill & Co., Inc.	200	15,064
*Guaranty Bancorp	2,011	3,600
#*Guaranty Financial Group, Inc.	460	55
*Hallmark Financial Services, Inc.	800	5,248
#Hampton Roads Bankshares, Inc.	322	1,658
Hancock Holding Co.	1,100	44,429
Hanover Insurance Group, Inc.	2,100	82,551
Harleysville Group, Inc.	949	29,438
Harleysville National Corp.	1,511	8,280
#Hartford Financial Services Group, Inc.	2,900	47,821
HCC Insurance Holdings, Inc.	5,600	140,560
#Hercules Technology Growth Capital, Inc.	18	172
*Heritage Commerce Corp.	600	2,442
Heritage Financial Group	137	1,284
Home Federal Bancorp, Inc.	615	7,005
Horace Mann Educators Corp.	1,500	17,025
#*Horizon Financial Corp.	400	500
Hudson City Bancorp, Inc.	7,200	101,232
#Huntington Bancshares, Inc.	3,700	15,133
IBERIABANK Corp.	700	32,788
#Independent Bank Corp.	618	13,182
Integra Bank Corp.	400	624
#International Bancshares Corp.	1,400	18,452
*Intervest Bancshares Corp.	200	638
#*Investment Technology Group, Inc.	1,400	31,290
*Investors Bancorp, Inc.	3,825	37,829
#Janus Capital Group, Inc.	2,400	32,784
#*Jefferies Group, Inc.	1,900	43,434

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Jones Lang LaSalle, Inc.	400	$15,184
#JPMorgan Chase & Co.	36,609	1,414,938
Kearny Financial Corp.	2,300	25,967
#KeyCorp.	14,700	84,966
K-Fed Bancorp	400	3,748
Lakeland Bancorp, Inc.	800	7,232
Lakeland Financial Corp.	508	9,947
Legacy Bancorp, Inc.	300	3,993
#Legg Mason, Inc.	1,927	54,226
#*Leucadia National Corp.	1,800	44,100
Lincoln National Corp.	2,400	50,856
LNB Bancorp, Inc.	200	1,512
#M&T Bank Corp.	3,670	214,034
MainSource Financial Group, Inc.	700	4,697
*Markel Corp.	200	63,114
*MarketAxess Holdings, Inc.	900	9,414
*Marlin Business Services, Inc.	400	2,696
Marsh & McLennan Cos., Inc.	3,000	61,260
Marshall & Ilsley Corp.	4,800	28,992
#*Maui Land & Pineapple Co., Inc.	240	1,752
MB Financial, Inc.	1,200	16,500
#*MBIA, Inc.	1,200	5,028
#MBT Financial Corp.	700	1,477
*MCG Capital Corp.	1,400	4,802
Meadowbrook Insurance Group, Inc.	1,400	11,074
Medallion Financial Corp.	600	4,710
Mercer Insurance Group, Inc.	300	5,475
#Mercury General Corp.	1,600	56,112
#MetLife, Inc.	6,648	225,700
#*Midwest Banc Holdings, Inc.	500	280
Moody’s Corp.	200	4,748
#Morgan Stanley	16,200	461,700
*Nara Bancorp, Inc.	900	5,310
*NASDAQ OMX Group, Inc. (The)	2,100	44,373
National Interstate Corp.	500	9,010
#National Penn Bancshares, Inc.	2,248	11,195
*Navigators Group, Inc.	800	39,448
#NBT Bancorp, Inc.	1,100	25,234
*Nelnet, Inc. Class A	1,000	14,290
New England Bancshares, Inc.	200	1,228
New Westfield Financial, Inc.	1,200	11,664
#New York Community Bancorp, Inc.	6,800	74,392
NewAlliance Bancshares, Inc.	3,700	45,325
Northeast Community Bancorp, Inc.	500	3,820
#Northern Trust Corp.	700	41,867
Northwest Bancorp, Inc.	1,600	32,784
NYMAGIC, Inc.	200	3,458
#NYSE Euronext, Inc.	4,100	110,495
OceanFirst Financial Corp.	200	2,434
#Odyssey Re Holdings Corp.	2,100	97,020
#Old National Bancorp	2,100	23,730
#Old Republic International Corp.	7,100	73,414
#Old Second Bancorp, Inc.	400	2,024
OneBeacon Insurance Group, Ltd.	1,200	13,560
optionsXpress Holding, Inc.	900	16,263
*Pacific Mercantile Bancorp	400	1,300
#PacWest Bancorp	900	14,472
#Park National Corp.	440	28,050
Patriot Capital Funding, Inc.	604	1,172
Peoples Bancorp, Inc.	400	7,324
*People’s United Financial, Inc.	2,400	39,000

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*PICO Holdings, Inc.	700	$21,231
#*Pinnacle Financial Partners, Inc.	500	7,800
*PMA Capital Corp. Class A	900	5,220
#PNC Financial Services Group, Inc.	5,401	198,001
#*Portfolio Recovery Associates, Inc.	500	23,075
#PrivateBancorp, Inc.	700	17,381
*ProAssurance Corp.	1,500	76,170
#*Progressive Corp.	2,500	38,950
#Prosperity Bancshares, Inc.	1,400	46,914
#Protective Life Corp.	2,900	43,355
Provident Financial Services, Inc.	2,100	24,864
Provident New York Bancorp	1,700	16,490
#Prudential Financial, Inc.	5,100	225,777
QC Holdings, Inc.	500	2,660
*Rainier Pacific Financial Group, Inc.	185	203
#Raymond James Financial, Inc.	2,340	48,017
#Regions Financial Corp.	2,900	12,818
#Reinsurance Group of America, Inc.	2,025	84,037
#Renasant Corp.	700	10,423
Resource America, Inc.	500	3,005
*Rewards Network , Inc.	366	4,937
*Riverview Bancorp, Inc.	500	1,705
RLI Corp.	860	42,665
Rockville Financial, Inc.	600	7,464
Rome Bancorp, Inc.	300	2,628
#S&T Bancorp, Inc.	1,200	16,452
#S.Y. Bancorp, Inc.	500	12,290
Safety Insurance Group, Inc.	500	16,130
Sanders Morris Harris Group, Inc.	700	4,081
#Sandy Spring Bancorp, Inc.	500	8,100
*Seabright Insurance Holdings	600	5,832
#SEI Investments Co.	600	11,340
#Selective Insurance Group, Inc.	1,800	26,892
#Sierra Bancorp	286	3,967
#Simmons First National Corp. Class A	700	20,986
South Financial Group, Inc.	2,400	3,864
*Southern Community Financial Corp.	501	1,493
#Southside Bancshares, Inc.	441	9,984
Southwest Bancorp, Inc.	600	6,042
#*StanCorp Financial Group, Inc.	1,400	48,188
State Auto Financial Corp.	1,400	24,206
State Bancorp, Inc.	500	4,410
#State Street Corp.	1,300	65,390
Sterling Bancorp	500	4,035
#Sterling Bancshares, Inc.	2,400	19,368
*Stewart Information Services Corp.	400	5,508
*Stifel Financial Corp.	780	38,945
Student Loan Corp.	300	13,485
#Suffolk Bancorp	200	5,900
*Sun Bancorp, Inc.	771	3,446
#SunTrust Banks, Inc.	6,700	130,650
Susquehanna Bancshares, Inc.	2,316	12,182
#*SVB Financial Group	1,300	45,825
SWS Group, Inc.	600	8,256
#Synovus Financial Corp.	3,400	11,934
#T. Rowe Price Group, Inc.	800	37,368
#*Taylor Capital Group, Inc.	400	2,728
#TCF Financial Corp.	2,900	41,006
*TD Ameritrade Holding Corp.	2,618	48,538
*Tejon Ranch Co.	300	7,932
#*Temecula Valley Bancorp, Inc.	200	4

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
•#Teton Advisors, Inc.	3	$—
#*Texas Capital Bancshares, Inc.	900	14,949
Thomas Properties Group, Inc.	500	690
*Thomas Weisel Partners Group, Inc.	1,000	4,250
#Tompkins Financial Corp.	300	13,344
#Tower Group, Inc.	700	17,479
*Tradestation Group, Inc.	1,200	8,988
#Transatlantic Holdings, Inc.	1,800	85,158
Travelers Companies, Inc. (The)	6,566	282,798
TriCo Bancshares	500	8,315
TrustCo Bank Corp.	2,160	13,586
#Trustmark Corp.	1,900	37,810
#U.S. Bancorp	5,500	112,255
#UCBH Holdings, Inc.	3,400	4,114
#UMB Financial Corp.	1,400	58,408
Umpqua Holdings Corp.	1,900	18,430
Union Bankshares Corp.	400	6,208
#United Bankshares, Inc.	1,400	28,364
#*United Community Banks, Inc.	204	1,373
United Financial Bancorp, Inc.	520	6,906
#United Fire & Casualty Co.	1,200	20,172
United Western Bancorp, Inc.	300	2,394
Unitrin, Inc.	3,100	40,889
Univest Corp. of Pennsylvania	500	12,935
#Unum Group	10,100	189,577
#Valley National Bancorp	2,976	37,855
*Virginia Commerce Bancorp, Inc.	440	1,408
#W. R. Berkley Corp.	3,600	83,628
#Waddell & Reed Financial, Inc.	800	22,696
Washington Federal, Inc.	2,600	36,218
Washington Trust Bancorp, Inc.	417	7,573
#Webster Financial Corp.	900	10,179
Wells Fargo & Co.	27,071	662,157
West Bancorporation	700	4,144
West Coast Bancorp	500	1,230
#Westamerica Bancorporation	900	47,034
#*Western Alliance Bancorp	600	4,158
White Mountains Insurance Group, Ltd.	300	77,400
#Whitney Holding Corp.	2,000	17,520
#Wilmington Trust Corp.	1,900	21,831
*Wintrust Financial Corp.	500	13,075
#*World Acceptance Corp.	300	7,116
Zenith National Insurance Corp.	1,740	41,534
#Zions Bancorporation	4,300	58,394
*ZipRealty, Inc.	800	2,488

Total Financials		13,857,054

Health Care — (0.0%)
Quality Systems, Inc.	300	16,467

Industrials — (10.2%)
*3D Systems Corp.	200	1,442
3M Co.	1,200	84,624
#A.O. Smith Corp.	700	27,328
AAON, Inc.	560	10,982
*AAR Corp.	1,300	24,869
#ABM Industries, Inc.	1,400	29,498
*Acacia Research	300	2,358
*ACCO Brands Corp.	1,780	7,779
*Actuant Corp.	1,600	20,544
#Acuity Brands, Inc.	400	11,804

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Administaff, Inc.	600	$15,036
*Advisory Board Co. (The)	200	5,116
#*AGCO Corp.	2,100	66,066
#*AirTran Holdings, Inc.	3,000	21,720
Alamo Group, Inc.	400	5,532
#*Alaska Air Group, Inc.	800	18,448
Albany International Corp. Class A	860	11,816
Alexander & Baldwin, Inc.	1,300	37,986
#*Alliant Techsystems, Inc.	200	15,744
*Allied Defense Group, Inc.	300	1,032
*Amerco, Inc.	700	31,416
#American Ecology Corp.	400	6,532
American Science & Engineering, Inc.	200	13,950
#*American Superconductor Corp.	600	19,302
#American Woodmark Corp.	300	7,032
#Ameron International Corp.	240	17,885
#Ametek, Inc.	500	16,180
Ampco-Pittsburgh Corp.	400	9,092
*AMR Corp.	3,000	16,050
#Apogee Enterprises, Inc.	1,400	20,412
#Applied Signal Technologies, Inc.	400	10,000
#*Argon ST, Inc.	700	13,377
#Arkansas Best Corp.	1,300	37,024
*Arotech Corp.	700	1,099
#*Astec Industries, Inc.	700	18,942
*ATC Technology Corp.	700	14,644
#*Atlas Air Worldwide Holding, Inc.	850	21,216
#Avery Dennison Corp.	1,300	34,749
#*Avis Budget Group, Inc.	2,400	20,520
*Axsys Technologies, Inc.	300	16,101
#*AZZ, Inc.	300	11,625
B.F. Goodrich Co.	1,700	87,312
#Badger Meter, Inc.	200	7,370
*Baker (Michael) Corp.	200	8,530
#Baldor Electric Co.	1,100	28,336
*Baldwin Technology Co., Inc. Class A	500	635
#Barnes Group, Inc.	1,200	16,884
Barrett Business Services, Inc.	300	2,994
#*BE Aerospace, Inc.	1,600	25,856
*Beacon Roofing Supply, Inc.	200	3,354
#Belden, Inc.	1,300	22,802
#*Blount International, Inc.	1,000	9,300
#Boeing Co.	2,500	107,275
#Brady Co. Class A	1,500	44,115
#Briggs & Stratton Corp.	1,400	24,038
#Brink’s Co. (The)	1,100	29,865
*BTU International, Inc.	300	1,839
#Bucyrus International, Inc.	1,000	29,480
*Building Materials Holding Corp.	200	6
#Burlington Northern Santa Fe Corp.	3,200	251,488
#*C&D Technologies, Inc.	800	1,600
#C.H. Robinson Worldwide, Inc.	700	38,171
#*Capstone Turbine Corp.	600	690
Carlisle Companies, Inc.	1,800	56,412
Cascade Corp.	300	7,335
*Casella Waste Systems, Inc. Class A	700	1,932
#Caterpillar, Inc.	1,400	61,684
#*CBIZ, Inc.	1,800	11,772
CDI Corp.	600	7,620
*CECO Environmental Corp.	200	744
*Celadon Group, Inc.	500	4,625

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Cenveo, Inc.	300	$1,449
*Ceradyne, Inc.	600	10,830
*Chart Industries, Inc.	1,300	25,038
#Cintas Corp.	2,200	55,396
CIRCOR International, Inc.	500	11,530
#CLAROC, Inc.	1,100	36,421
#*Clean Harbors, Inc.	200	10,434
*Columbus McKinnon Corp.	700	10,129
#Comfort Systems USA, Inc.	1,200	14,136
*Commercial Vehicle Group, Inc.	400	804
*COMSYS IT Partners, Inc.	300	2,100
*Consolidated Graphics, Inc.	400	7,320
#*Continental Airlines, Inc.	2,200	24,574
Con-way, Inc.	2,228	101,485
#Cooper Industries, Ltd.	1,483	48,865
#*Copart, Inc.	580	20,480
Corporate Executive Board Co.	300	5,634
*Corrections Corp. of America	2,800	48,328
#*CoStar Group, Inc.	500	18,365
#*Covanta Holding Corp.	4,200	70,938
#*CRA International, Inc.	400	10,772
Crane Co.	1,300	27,586
#CSX Corp.	3,500	140,420
#Cubic Corp.	800	31,328
#Cummins, Inc.	3,900	167,739
#Curtiss-Wright Corp.	1,000	33,030
#Danaher Corp.	1,000	61,240
#Deere & Co.	1,400	61,236
Deluxe Corp.	400	6,260
Diamond Management & Technology Consultants, Inc.	400	2,144
#*Document Securities Systems, Inc.	200	428
#Donaldson Co., Inc.	600	22,806
Dover Corp.	2,500	85,025
Ducommun, Inc.	300	5,184
Dun & Bradstreet Corp. (The)	200	14,398
*Dycom Industries, Inc.	1,300	16,549
*Dynamex, Inc.	300	4,671
#Dynamic Materials Corp.	200	3,274
#*Eagle Bulk Shipping, Inc.	2,200	12,650
#Eaton Corp.	700	36,344
*EMCOR Group, Inc.	1,500	36,180
#Emerson Electric Co.	1,500	54,570
#Encore Wire Corp.	700	15,183
#*Energy Conversion Devices, Inc.	800	11,392
*EnerSys	1,600	31,664
#Ennis, Inc.	500	7,365
#*EnPro Industries, Inc.	600	10,692
Equifax, Inc.	2,400	62,520
#*ESCO Technologies, Inc.	800	32,872
*Esterline Technologies Corp.	1,600	45,488
#*Evergreen Solar, Inc.	2,900	6,090
#Expeditors International of Washington, Inc.	800	27,144
*Exponent, Inc.	500	12,905
#Fastenal Co.	600	21,342
Federal Signal Corp.	1,400	12,404
#FedEx Corp.	5,868	398,085
#*First Solar, Inc.	200	30,878
*Flanders Corp.	700	4,473
*Flow International Corp.	500	1,000
Flowserve Corp.	200	16,154
#Fluor Corp.	600	31,680

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Forward Air Corp.	700	$16,191
*Franklin Covey Co.	700	4,515
Franklin Electric Co., Inc.	700	22,680
#*FTI Consulting, Inc.	1,000	54,430
*FuelCell Energy, Inc.	1,500	6,015
*Furmanite Corp.	1,000	4,550
G & K Services, Inc. Class A	800	18,176
*Gardner Denver Machinery, Inc.	1,500	43,785
#GATX Corp.	1,600	40,352
*GenCorp, Inc.	1,200	3,120
*General Cable Corp.	500	19,385
General Dynamics Corp.	3,000	166,170
General Electric Co.	51,400	688,760
#*Genesee & Wyoming, Inc.	1,000	27,290
*GEO Group, Inc. (The)	1,500	26,970
#*GeoEye, Inc.	600	14,880
#*Gibraltar Industries, Inc.	600	4,662
#Gorman-Rupp Co. (The)	500	11,165
*GP Strategies Corp.	600	4,164
#Graco, Inc.	600	14,844
#*Graftech International, Ltd.	1,400	19,222
Granite Construction, Inc.	400	13,552
*Greenbrier Companies, Inc.	500	5,245
Hardinge, Inc.	300	1,182
#Harsco Corp.	1,100	30,261
#Healthcare Services Group, Inc.	950	17,736
Heartland Express, Inc.	3,000	46,200
#*HEICO Corp.	300	11,079
*HEICO Corp. Class A	488	13,801
#Heidrick & Struggles International, Inc.	400	8,196
*Herley Industries, Inc.	600	7,308
Herman Miller, Inc.	300	4,983
#*Hexcel Corp.	800	8,168
*Hill International, Inc.	900	4,194
*Hi-Shear Technology Corp.	200	2,200
HNI Corp.	600	13,368
Honeywell International, Inc.	1,300	45,110
Horizon Lines, Inc. Class A	800	4,008
*Hub Group, Inc. Class A	700	15,043
#Hubbell, Inc. Class B	1,400	52,248
*Hudson Highland Group, Inc.	700	1,449
*Hurco Companies, Inc.	200	3,904
*Huron Consulting Group, Inc.	200	8,870
*Huttig Building Products, Inc.	700	609
IDEX Corp.	2,320	63,290
#*IHS, Inc.	300	14,982
*II-VI, Inc.	700	16,793
#Illinois Tool Works, Inc.	1,800	72,990
#Ingersoll-Rand P.L.C.	7,607	219,690
*Innovative Solutions & Support, Inc.	400	1,436
*Insituform Technologies, Inc. Class A	1,400	25,760
Insteel Industries, Inc.	400	4,076
*Integrated Electrical Services, Inc.	500	4,575
Interface, Inc. Class A	1,300	9,022
#*Interline Brands, Inc.	1,100	18,623
*Intersections, Inc.	500	2,400
#*Iron Mountain, Inc.	2,600	75,946
#ITT Industries, Inc.	2,420	119,548
J.B. Hunt Transport Services, Inc.	720	20,124
*Jacobs Engineering Group, Inc.	400	16,392
*JetBlue Airways Corp.	5,900	30,149

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
John Bean Technologies Corp.	129	$1,788
#Joy Global, Inc.	500	18,590
*Kadant, Inc.	700	7,777
Kaman Corp. Class A	600	11,508
#*Kansas City Southern.	4,200	85,302
#Kaydon Corp.	800	26,136
*Kelly Services, Inc. Class A	700	8,232
Kennametal, Inc.	2,200	46,904
*Key Technology, Inc.	200	2,174
*Kforce, Inc.	1,400	13,636
Kimball International, Inc. Class B	600	4,080
*Kirby Corp.	2,300	85,123
#Knight Transportation, Inc.	2,000	36,280
#Knoll, Inc.	500	4,895
#*Korn/Ferry International	1,200	16,692
*Kratos Defense & Security Solutions, Inc.	3,832	3,066
L-3 Communications Holdings, Inc.	1,400	105,700
*LaBarge, Inc.	520	5,496
*Ladish Co., Inc.	500	5,500
#Landstar System, Inc.	400	14,672
*Layne Christensen Co.	400	9,492
*LECG Corp.	700	2,576
#Lennox International, Inc.	960	33,456
#Lincoln Electric Holdings, Inc.	1,000	42,380
#Lindsay Corp.	300	10,641
*LMI Aerospace, Inc.	300	2,730
#Lockheed Martin Corp.	900	67,284
LSI Industries, Inc.	700	4,543
*M&F Worldwide Corp.	400	7,956
*Magnetek, Inc.	700	945
*Manitex International, Inc.	225	326
#Manitowoc Co., Inc. (The)	600	3,708
Manpower, Inc.	1,200	57,540
*Marten Transport, Ltd.	600	10,584
#Masco Corp.	5,100	71,043
#*Mastec, Inc.	1,900	19,665
#McGrath Rentcorp	900	17,298
Met-Pro Corp.	533	5,671
*MFRI, Inc.	200	1,200
#*Microvision, Inc.	600	2,076
#*Middleby Corp.	179	8,753
*Miller Industries, Inc.	300	2,649
#Mine Safety Appliances Co.	1,000	28,090
#*Mobile Mini, Inc.	1,000	16,180
#*Monster Worldwide, Inc.	6,500	84,695
*Moog, Inc. Class A	1,100	29,656
*MPS Group, Inc.	3,400	29,410
MSC Industrial Direct Co., Inc. Class A	500	19,620
Mueller Industries, Inc.	1,100	26,136
Mueller Water Products, Inc.	1,700	6,562
NACCO Industries, Inc. Class A	200	8,418
National Technical Systems, Inc.	300	1,312
#*Navigant Consulting, Inc.	2,000	23,800
#*NCI Building Systems, Inc.	400	1,576
#Nordson Corp.	1,000	44,900
Norfolk Southern Corp.	6,000	259,500
*North America Galvanizing & Coatings, Inc.	533	2,665
Northrop Grumman Corp.	4,195	187,013
#*Old Dominion Freight Line, Inc.	800	28,504
*Omega Flex, Inc.	169	2,765
*On Assignment, Inc.	700	2,961

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Orbital Sciences Corp.	1,400	$18,956
#*Oshkosh Truck Corp. Class B	2,100	57,645
#Otter Tail Corp.	600	13,986
#*Owens Corning, Inc.	1,400	25,732
*P.A.M. Transportation Services, Inc.	300	2,067
#Paccar, Inc.	750	25,988
Parker Hannifin Corp.	1,800	79,704
*Park-Ohio Holdings Corp.	500	3,120
#Pentair, Inc.	2,540	69,393
*Pinnacle Airlines Corp.	600	2,004
#Pitney Bowes, Inc.	900	18,585
Portec Rail Products, Inc.	240	2,412
*Powell Industries, Inc.	300	10,695
*Power-One, Inc.	2,800	4,032
*PowerSecure International, Inc.	500	3,025
Precision Castparts Corp.	200	15,962
#*Protection One, Inc.	500	1,705
*Quality Distribution, Inc.	700	2,100
Quanex Building Products Corp.	1,300	15,457
#*Quanta Services, Inc.	1,200	27,972
#*Quixote Corp.	300	729
R. R. Donnelley & Sons Co.	6,000	83,400
#Raven Industries, Inc.	200	5,740
#Raytheon Co.	4,000	187,800
*RBC Bearings, Inc.	400	9,480
*RCM Technologies, Inc.	400	900
Regal-Beloit Corp.	1,000	46,360
#Republic Services, Inc.	4,210	111,986
*Resources Connection, Inc.	900	13,590
Robbins & Myers, Inc.	1,000	20,930
#Robert Half International, Inc.	460	11,403
#Rockwell Automation, Inc.	700	28,987
#Rockwell Collins, Inc.	700	29,540
#Rollins, Inc.	840	15,397
#Roper Industries, Inc.	1,900	90,858
*Rush Enterprises, Inc. Class A	950	12,445
Ryder System, Inc.	2,300	80,799
*Sauer-Danfoss, Inc.	2,300	12,075
Schawk, Inc.	800	5,792
#*School Specialty, Inc.	400	8,948
*Shaw Group, Inc.	800	23,552
#Simpson Manufacturing Co., Inc.	1,600	45,440
SkyWest, Inc.	2,000	25,360
*SL Industries, Inc.	200	1,250
#Southwest Airlines Co.	16,700	131,095
*Spire Corp.	200	1,092
SPX Corp.	800	42,256
*Standard Parking Corp.	400	6,756
Standard Register Co.	700	2,478
Standex International Corp.	300	3,759
Steelcase, Inc. Class A	2,400	17,568
*Stericycle, Inc.	300	15,360
*Sterling Construction Co., Inc.	400	6,372
Sun Hydraulics, Inc.	200	3,516
*SunPower Corp.	740	20,202
Superior Uniform Group, Inc.	200	1,660
*Sykes Enterprises, Inc.	1,400	27,860
*Sypris Solutions, Inc.	700	1,463
#TAL International Group, Inc.	1,100	12,199
*Taser International, Inc.	900	4,716
*Team, Inc.	200	2,912

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Teledyne Technologies, Inc.	800	$26,184
#Tennant Co.	500	10,970
*Terex Corp.	500	7,590
#*Tetra Tech, Inc.	1,700	51,204
#Textron, Inc.	800	10,752
*Thomas & Betts Corp.	1,300	34,632
*Thomas Group, Inc.	261	192
Timken Co.	2,800	57,064
Titan International, Inc.	1,125	8,370
Toro Co.	600	20,796
*TRC Companies, Inc.	700	3,136
#Tredegar Industries, Inc.	800	11,712
#Trinity Industries, Inc.	1,900	26,524
Triumph Group, Inc.	500	19,970
*TrueBlue, Inc.	800	10,160
#*Tutor Perini Corp.	600	11,070
Twin Disc, Inc.	400	3,528
*UAL Corp.	1,600	6,592
*Ultralife Corp.	400	2,568
Union Pacific Corp.	7,100	408,392
#United Parcel Service, Inc.	1,300	69,849
*United Stationers, Inc.	800	37,136
United Technologies Corp.	3,300	179,751
Universal Forest Products, Inc.	600	26,784
#*URS Corp.	900	45,540
#*USG Corp.	800	11,312
Valmont Industries, Inc.	300	21,546
*Versar, Inc.	300	1,185
Viad Corp.	700	12,404
*Vicor Corp.	900	7,101
Virco Manufacturing Corp.	485	1,528
*Volt Information Sciences, Inc.	900	7,164
#W.W. Grainger, Inc.	320	28,771
*Wabash National Corp.	1,000	830
#Wabtec Corp.	1,100	37,015
*Waste Connections, Inc.	2,000	56,420
#Waste Management, Inc.	2,400	67,464
Watsco, Inc. Class A	600	31,476
Watson Wyatt Worldwide, Inc.	1,200	44,808
Watts Water Technologies, Inc.	1,000	26,340
*WCA Waste Corp.	600	2,628
#Werner Enterprises, Inc.	2,400	43,344
#*WESCO International, Inc.	600	14,814
#Woodward Governor Co.	1,000	19,640
*Xerium Technologies, Inc.	1,300	1,404

Total Industrials		10,846,248

Information Technology — (11.4%)
*3Com Corp.	3,500	13,195
*Actel Corp.	1,000	11,140
*ActivIdentity Corp.	647	1,630
#*Activision Blizzard, Inc.	3,800	43,510
*Actuate Corp.	1,300	6,799
*Adaptec, Inc.	4,700	12,502
#*ADC Telecommunications, Inc.	3,400	24,752
*ADDvantage Technologies Group, Inc.	400	780
#*Adobe Systems, Inc.	1,100	35,662
#Adtran, Inc.	1,400	33,824
*Advanced Analogic Technologies, Inc.	1,200	5,784
#*Advanced Energy Industries, Inc.	1,300	15,639
#*Advanced Micro Devices, Inc.	10,700	39,162

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Advanced Photonix, Inc.	600	$360
*Advent Software, Inc.	300	10,935
*Aehr Test Systems	200	186
*Affiliated Computer Services, Inc. Class A	2,700	128,007
*Agilent Technologies, Inc.	1,900	44,118
Agilysys, Inc.	900	4,239
#*Akamai Technologies, Inc.	700	11,508
Altera Corp.	1,100	20,559
American Software, Inc. Class A	900	5,769
#*Amkor Technology, Inc.	1,800	11,268
#Amphenol Corp.	600	20,010
*Amtech Systems, Inc.	200	1,148
*Anadigics, Inc.	3,000	12,420
#Analog Devices, Inc.	1,300	35,581
*Anaren, Inc.	500	8,990
*Anixter International, Inc.	800	27,376
#*Ansys, Inc.	986	30,822
*Apple, Inc.	1,600	261,424
#Applied Materials, Inc.	4,200	57,960
*Applied Micro Circuits Corp.	3,550	30,708
#*Ariba, Inc.	2,200	23,122
#*Arris Group, Inc.	3,610	43,970
*Arrow Electronics, Inc.	6,500	167,505
*Art Technology Group, Inc.	2,800	10,612
*Aspen Technology, Inc.	1,600	15,840
#*Asyst Technologies, Inc.	1,100	16
#*Atheros Communications	1,000	25,000
*Atmel Corp.	14,200	59,214
#*ATMI, Inc.	1,100	20,009
#*Autodesk, Inc.	900	19,629
#Automatic Data Processing, Inc.	1,200	44,700
*Avid Technology, Inc.	900	11,025
*Avnet, Inc.	3,200	78,080
#*Avocent Corp.	1,700	26,367
AVX Corp.	9,400	103,306
*Aware, Inc.	900	2,520
*Axcelis Technologies, Inc.	2,723	1,498
*AXT, Inc.	800	1,528
*Bankrate, Inc.	500	14,350
Bel Fuse, Inc. Class B	300	5,514
*Bell Microproducts, Inc.	900	1,413
*Benchmark Electronics, Inc.	2,400	37,920
Black Box Corp.	800	21,976
#*Blackboard, Inc.	300	10,191
*Blue Coat Systems, Inc.	400	7,476
#*BMC Software, Inc.	800	27,224
*Bottomline Technologies, Inc.	700	7,161
*Brightpoint, Inc.	1,200	7,128
#*Broadcom Corp.	900	25,407
BroADRidge Financial Solutions, Inc.	1,600	27,632
*Brocade Communications Systems, Inc.	8,600	67,596
*Brooks Automation, Inc.	2,700	16,011
*BSQUARE Corp.	300	777
CA, Inc.	2,200	46,508
#*Cabot Microelectronics Corp.	700	23,744
#*CACI International, Inc. Class A	1,600	73,920
#*Cadence Design Systems, Inc.	2,640	15,576
*CalAmp Corp.	500	910
*California Micro Devices Corp.	680	2,176
*Callidus Software, Inc.	1,100	2,805
*CEVA, Inc.	700	6,139

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Checkpoint Systems, Inc.	1,300	$22,529
*Chordiant Software, Inc.	300	1,179
#*Ciena Corp.	900	10,044
*Cirrus Logic, Inc.	1,800	9,684
*Cisco Sytems, Inc.	11,000	242,110
#*Citrix Systems, Inc.	5,000	178,000
*Cogent, Inc.	4,900	55,860
#Cognex Corp.	1,140	18,810
*Cognizant Technology Solutions Corp.	1,200	35,508
#*Coherent, Inc.	1,100	21,582
Cohu, Inc.	600	7,278
#*CommScope, Inc.	3,800	97,280
#*Computer Sciences Corp.	5,000	240,850
#*Compuware Corp.	7,100	52,043
#*Comtech Telecommunications Corp.	500	15,935
*Concur Technologies, Inc.	600	20,694
#*Convera Corp.	1,100	209
*Convergys Corp.	5,700	61,047
Corning, Inc.	3,600	61,200
*CPI International, Inc.	600	5,730
#*Cree, Inc.	2,500	80,150
*CSG Systems International, Inc.	800	13,344
*CyberOptics Corp.	300	2,010
*CyberSource Corp.	500	8,670
#*Cymer, Inc.	800	27,368
#*Cypress Semiconductor Corp.	2,700	28,674
Daktronics, Inc.	500	4,190
*DealerTrack Holdings, Inc.	700	13,881
#*Dell, Inc.	3,100	41,478
*DG FastChannel, Inc.	600	12,594
Diebold, Inc.	1,900	52,668
*Digi International, Inc.	900	9,189
#*Digimarc Corp.	228	3,169
#*Digital River, Inc.	900	31,815
#*Diodes, Inc.	900	16,614
*Ditech Networks, Inc.	1,200	1,632
*Dolby Laboratories, Inc.	200	8,326
*Dot Hill Systems Corp.	544	452
*DSP Group, Inc.	600	5,226
*DST Systems, Inc.	200	8,866
#*DTS, Inc.	500	13,735
*Dynamics Research Corp.	300	3,696
#*EarthLink, Inc.	3,100	26,195
#*eBay, Inc.	3,100	65,875
*Echelon Corp.	600	5,088
*Echostar Holding Corp.	60	884
Electro Rent Corp.	900	8,568
*Electro Scientific Industries, Inc.	800	10,480
#*Electronic Arts, Inc.	800	17,176
*Electronics for Imaging, Inc.	1,600	18,240
*EMC Corp.	6,900	103,914
*EMCORE Corp.	1,200	1,512
*EMS Technologies, Inc.	520	11,440
*Emulex Corp.	2,400	21,912
*Entegris, Inc.	3,900	14,547
*Entorian Technologies, Inc.	287	83
*Epicor Software Corp.	1,100	6,688
#*EPIQ Systems, Inc.	900	14,445
#*Equinix, Inc.	400	32,692
*Euronet Worldwide, Inc.	1,600	33,664
*Exar Corp.	2,500	17,575

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Extreme Networks, Inc.	1,600	$3,632
*F5 Networks, Inc.	600	22,272
FactSet Research Systems, Inc.	400	22,680
#Fair Isaac Corp.	1,600	30,704
*Fairchild Semiconductor Corp. Class A	3,600	31,788
*FalconStor Software, Inc.	700	3,745
*Faro Technologies, Inc.	300	5,310
#*FEI Co.	800	19,600
#Fidelity National Information Services, Inc.	2,700	63,234
*Finisar Corp.	3,300	2,109
#*Fiserv, Inc.	4,600	218,086
#*FLIR Systems, Inc.	800	17,192
#*FormFactor, Inc.	1,400	32,270
*Forrester Research, Inc.	700	15,799
*Frequency Electronics, Inc.	300	1,050
*Gartner Group, Inc.	900	15,390
*Gerber Scientific, Inc.	900	2,817
*Global Cash Access, Inc.	1,000	9,000
Global Payments, Inc.	500	21,150
*Goldleaf Financial Solutions, Inc.	500	285
*Google, Inc.	400	177,220
#*GSI Commerce, Inc.	800	14,592
*Hackett Group, Inc.	1,600	4,864
*Harmonic, Inc.	1,400	9,702
Harris Corp.	600	18,786
*Harris Stratex Networks, Inc. Class A	949	6,586
Heartland Payment Systems, Inc.	400	4,264
#*Hewitt Associates, Inc. Class A	700	20,951
#Hewlett-Packard Co.	8,600	372,380
#*Hittite Microwave Corp.	300	10,536
*Hughes Communications, Inc.	1,100	28,600
*Hutchinson Technology, Inc.	800	2,616
*Hypercom Corp.	1,600	3,408
*I.D. Systems, Inc.	400	1,468
*IAC/InterActiveCorp	3,207	59,041
*iGATE Corp.	1,500	10,875
*iGo, Inc.	500	405
*Ikanos Communications, Inc.	1,100	1,936
#Imergent, Inc.	200	1,398
*Immersion Corp.	800	3,376
#*Informatica Corp.	1,600	29,424
*InfoSpace, Inc.	1,000	7,320
*Ingram Micro, Inc.	4,800	80,736
*Innodata Isogen, Inc.	200	1,068
*Insight Enterprises, Inc.	1,600	16,480
*Integral Systems, Inc.	800	5,744
*Integrated Device Technology, Inc.	5,600	37,912
*Integrated Silicon Solution, Inc.	836	2,633
#Intel Corp.	13,300	256,025
*Interactive Intelligence, Inc.	200	3,232
*Intermec, Inc.	1,700	23,188
*Internap Network Services Corp.	1,600	4,864
International Business Machines Corp.	4,800	566,064
*International Rectifier Corp.	2,600	43,056
*Internet Capital Group, Inc.	1,300	9,711
*Interphase Corp.	200	998
#Intersil Corp.	4,800	68,976
*Intevac, Inc.	500	5,755
*IntriCon Corp.	200	520
*Intuit, Inc.	1,400	41,580
*iPass, Inc.	2,100	3,738

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Iteris, Inc.	1,100	$1,353
#*Itron, Inc.	300	15,651
#*Ixia	2,200	16,588
*IXYS Corp.	1,200	9,276
*j2 Global Communications, Inc.	700	16,793
Jabil Circuit, Inc.	2,900	26,564
Jack Henry & Associates, Inc.	1,600	34,352
*JDA Software Group, Inc.	1,000	20,610
*JDS Uniphase Corp.	6,600	38,676
#*Juniper Networks, Inc.	1,100	28,743
Keithley Instruments, Inc.	500	2,785
*Kenexa Corp.	800	9,760
*Key Tronic Corp.	400	700
KLA-Tencor Corp.	2,800	89,264
*Knot, Inc. (The)	900	7,866
*Kopin Corp.	1,717	6,816
*Kulicke & Soffa Industries, Inc.	1,300	7,631
*KVH Industries, Inc.	400	3,252
#*L-1 Identity Solutions, Inc.	2,900	22,823
#*Lam Research Corp.	600	18,036
*LaserCard Corp.	200	1,540
*Lawson Software, Inc.	5,200	30,888
*LeCroy Corp.	400	1,588
#Lender Processing Services, Inc.	1,100	37,598
*Lexmark International, Inc.	1,600	23,168
#Linear Technology Corp.	940	25,258
*Lionbridge Technologies, Inc.	322	708
*Littlefuse, Inc.	700	16,380
*LoJack Corp.	600	2,448
*Loral Space & Communications, Inc.	700	14,651
*LSI Corp.	4,700	24,346
*LTX-Credence Corp.	674	607
*Magma Design Automation, Inc.	400	588
*Management Network Group, Inc.	1,300	429
#*Manhattan Associates, Inc.	600	11,100
*ManTech International Corp. Class A	600	31,980
Marchex, Inc. Class B	900	3,942
*Mastech Holdings, Inc.	44	145
#MasterCard, Inc. Class A	200	38,806
*Mattson Technology, Inc.	1,500	2,265
Maxim Integrated Products, Inc.	1,000	17,720
Maximus, Inc.	800	34,096
*Maxwell Technologies, Inc.	700	9,912
#*McAfee, Inc.	1,600	71,328
#*MEMC Electronic Materials, Inc.	500	8,810
*Mentor Graphics Corp.	2,900	20,126
*Mercury Computer Systems, Inc.	700	8,050
*Metavante Technologies, Inc.	1,666	51,313
Methode Electronics, Inc.	2,000	15,160
Micrel, Inc.	1,800	14,076
#Microchip Technology, Inc.	1,400	37,702
*Micron Technology, Inc.	14,600	93,294
*Micros Systems, Inc.	800	21,912
*Microsemi Corp.	1,700	23,205
Microsoft Corp.	14,500	341,040
*Microtune, Inc.	1,200	2,472
#*Midway Games, Inc.	500	22
*MIPS Technologies, Inc.	1,400	4,984
#*MKS Instruments, Inc.	1,700	32,929
*ModusLink Global Solutions, Inc.	2,200	15,686
Molex, Inc. Class A	1,484	24,694

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Monolithic Power Systems, Inc.	300	$6,657
#Motorola, Inc.	32,100	229,836
*MRV Communications, Inc.	2,481	1,516
*MSC.Software Corp.	1,400	10,234
MTS Systems Corp.	800	18,792
*Multi-Fineline Electronix, Inc.	800	18,232
*Napco Security Technologies, Inc.	700	910
#National Instruments Corp.	1,000	25,220
#National Semiconductor Corp.	1,100	16,566
*NCR Corp.	3,300	42,702
*NetApp, Inc.	600	13,476
#*NETGEAR, Inc.	800	13,608
*NetLogic Microsystems, Inc.	500	19,870
*NetScout Systems, Inc.	1,100	10,945
*Network Equipment Technologies, Inc.	800	4,560
*NeuStar, Inc.	700	15,876
*NextWave Wireless, Inc.	1,700	765
*NIC, Inc.	700	5,313
#*Novatel Wireless, Inc.	700	6,636
*Novell, Inc.	19,500	89,310
*Novellus Systems, Inc.	3,300	64,581
*Nu Horizons Electronics Corp.	700	2,765
#*Nuance Communications, Inc.	2,900	38,280
#*Nvidia Corp.	1,350	17,456
*Oclaro, Inc.	2,500	1,475
#*Omniture, Inc.	196	2,681
*OmniVision Technologies, Inc.	1,900	25,137
#*ON Semiconductor Corp.	6,498	47,435
*Online Resources Corp.	300	1,983
*Oplink Communications, Inc.	800	10,176
OPNET Technologies, Inc.	800	7,600
Oracle Corp.	11,700	258,921
*OSI Systems, Inc.	500	9,905
#*Palm, Inc.	3,000	47,190
*PAR Technology Corp.	400	2,208
*Parametric Technology Corp.	2,500	32,275
Park Electrochemical Corp.	600	14,022
*ParkerVision, Inc.	300	915
#Paychex, Inc.	1,200	31,800
*PC Connection, Inc.	1,100	6,314
*PC Mall, Inc.	400	3,476
*PC-Tel, Inc.	700	4,683
*PDF Solutions, Inc.	800	1,840
Pegasystems, Inc.	1,200	33,960
*Perficient, Inc.	600	4,428
*Performance Technologies, Inc.	400	1,200
*Pericom Semiconductor Corp.	900	8,550
*Perot Systems Corp.	3,400	54,332
#*Pervasive Software, Inc.	800	4,256
*Phoenix Technologies, Ltd.	300	993
*Planar Systems, Inc.	700	833
Plantronics, Inc.	1,600	37,872
*PLATO Learning, Inc.	800	3,464
*Plexus Corp.	1,300	33,397
*PLX Technology, Inc.	900	3,510
*PMC-Sierra, Inc.	4,900	44,835
*Polycom, Inc.	3,600	85,500
#Power Integrations, Inc.	700	20,503
#*Presstek, Inc.	1,300	2,210
*Progress Software Corp.	1,200	27,156
QAD, Inc.	1,008	3,790

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*QLogic Corp.	2,900	$37,845
#QUALCOMM, Inc.	3,800	175,598
*Quantum Corp.	5,700	5,244
#*Quest Software, Inc.	2,900	42,746
*QuickLogic Corp.	900	1,143
*Radiant Systems, Inc.	900	9,054
*RadiSys Corp.	900	7,128
*RAE Systems, Inc.	900	1,359
#*Rambus, Inc.	900	15,237
*Ramtron International Corp.	800	952
*RealNetworks, Inc.	4,900	14,210
*Red Hat, Inc.	800	18,264
*Relm Wireless Corp.	100	159
Renaissance Learning, Inc.	400	3,892
*RF Micro Devices, Inc.	2,501	13,005
Richardson Electronics, Ltd.	500	1,860
*RightNow Technologies, Inc.	400	4,816
*Rimage Corp.	400	6,668
#*Rofin-Sinar Technologies, Inc.	800	17,368
*Rogers Corp.	600	14,970
#*Rovi Corp.	2,322	60,744
*Rudolph Technologies, Inc.	800	6,536
*Saba Software, Inc.	700	2,667
#*Salesforce.com, Inc.	500	21,670
#*Sandisk Corp.	3,200	57,024
*Sapient Corp.	2,900	19,372
*SAVVIS, Inc.	200	2,902
#*ScanSource, Inc.	700	19,971
*Scientific Learning Corp.	400	872
*SeaChange International, Inc.	400	3,660
*Semitool, Inc.	1,000	5,920
*Semtech Corp.	2,900	53,360
*Sigma Designs, Inc.	300	4,851
*Silicon Graphics International Corp.	600	3,012
*Silicon Image, Inc.	2,500	6,125
#*Silicon Laboratories, Inc.	1,200	51,396
*Silicon Storage Technology, Inc.	4,045	7,605
#*Skyworks Solutions, Inc.	5,200	62,816
*Smith Micro Software, Inc.	900	10,287
*Soapstone Networks, Inc.	500	248
*SoftBrands, Inc.	600	552
#*Sonic Solutions, Inc.	700	2,541
*SonicWALL, Inc.	1,800	13,662
*Sonus Networks, Inc.	5,900	11,210
*SourceForge, Inc.	1,700	2,023
*Spectrum Control, Inc.	500	4,935
#*SPSS, Inc.	500	24,740
*SRA International, Inc.	1,400	27,580
*SRS Labs, Inc.	500	3,720
*Standard Microsystems Corp.	800	18,560
*StarTek, Inc.	500	4,725
#*STEC, Inc.	1,100	37,499
#*Stratasys, Inc.	400	6,312
*Sun Microsystems, Inc.	2,675	24,530
*Supertex, Inc.	400	9,220
*Support.com, Inc.	1,800	4,428
#*Sybase, Inc.	2,000	71,600
*Sycamore Networks, Inc.	9,200	31,280
#*Symantec Corp.	3,100	46,283
*Symmetricom, Inc.	1,000	6,480
#*Synaptics, Inc.	350	8,390

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*SYNNEX Corp.	1,100	$31,262
*Synopsys, Inc.	4,200	83,916
#Syntel, Inc.	600	23,748
#*Take-Two Interactive Software, Inc.	2,100	19,992
#*Tech Data Corp.	1,700	59,381
Technitrol, Inc.	1,400	10,164
*TechTeam Global, Inc.	400	2,596
*Tekelec	1,700	31,263
*TeleCommunication Systems, Inc.	1,000	8,280
*TeleTech Holdings, Inc.	500	8,360
*Tellabs, Inc.	20,200	117,160
*Telular Corp.	600	1,572
*Teradata Corp.	1,200	29,484
#*Teradyne, Inc.	4,500	35,460
#*Terremark Worldwide, Inc.	1,600	9,968
*Tessera Technologies, Inc.	1,100	30,899
Texas Instruments, Inc.	3,200	76,960
TheStreet.com, Inc.	300	624
*THQ, Inc.	1,300	8,723
#*TIBCO Software, Inc.	5,700	49,761
*TiVo, Inc.	1,400	14,350
Total System Services, Inc.	1,414	20,758
*Transact Technologies, Inc.	400	2,192
#*Trimble Navigation, Ltd.	600	14,226
#*Triquint Semiconductor, Inc.	5,441	39,066
*TTM Technologies, Inc.	1,700	16,779
*Tyler Technologies, Inc.	1,100	16,940
#*Ultimate Software Group, Inc.	300	7,680
*Ultra Clean Holdings, Inc.	800	3,160
*Ultratech, Inc.	700	8,337
*Unisys Corp.	1,100	1,969
United Online, Inc.	1,900	17,442
*Universal Display Corp.	400	4,860
*ValueClick, Inc.	1,100	12,650
#*Varian Semiconductor Equipment Associates, Inc.	700	22,428
*Veeco Instruments, Inc.	1,100	20,724
#*VeriFone Holdings, Inc.	300	2,703
#*VeriSign, Inc.	700	14,308
*Viasat, Inc.	1,000	27,000
*Vicon Industries, Inc.	200	1,300
*Video Display Corp.	300	936
*Virage Logic Corp.	700	3,493
*Vishay Intertechnology, Inc.	6,300	44,793
*Vocus, Inc.	200	3,364
*Web.com Group, Inc.	1,100	6,754
*WebMediaBrands, Inc.	995	517
*Websense, Inc.	500	7,400
*Westell Technologies, Inc.	2,100	2,373
#*Western Digital Corp.	3,500	105,875
#*Wireless Ronin Technologies, Inc.	300	909
*Wireless Telecom Group, Inc.	300	204
*Wright Express Corp.	400	11,312
Xerox Corp.	9,200	75,348
#Xilinx, Inc.	1,000	21,690
*X-Rite, Inc.	1,000	1,760
*Yahoo!, Inc.	3,000	42,960
*Zebra Technologies Corp. Class A	1,500	36,660
*ZiLOG, Inc.	600	1,494
*Zoran Corp.	1,600	18,432

Total Information Technology		12,024,681

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (4.0%)
A.M. Castle & Co.	700	$7,385
*AEP Industries, Inc.	200	6,382
Air Products & Chemicals, Inc.	900	67,140
Airgas, Inc.	1,800	80,244
AK Steel Holding Corp.	400	7,868
#Albemarle Corp.	1,700	50,507
#Alcoa, Inc.	7,700	90,552
#Allegheny Technologies, Inc.	500	13,540
#AMCOL International Corp.	1,400	26,334
#American Vanguard Corp.	800	6,928
#AptarGroup, Inc.	1,600	55,872
Arch Chemicals, Inc.	700	18,585
Ashland, Inc.	2,141	70,953
#*Balchem Corp.	500	13,875
#Ball Corp.	500	24,180
Bemis Co., Inc.	3,000	78,960
*Brush Engineered Materials, Inc.	600	12,798
#Cabot Corp.	1,000	18,300
*Calgon Carbon Corp.	1,100	13,937
#Carpenter Technology Corp.	1,200	22,428
#Celanese Corp. Class A	700	17,990
#*Century Aluminum Co.	500	4,190
CF Industries Holdings, Inc.	600	47,364
Cliffs Natural Resources, Inc.	1,800	49,302
#*Coeur d’Alene Mines Corp.	488	6,930
Commercial Metals Co.	3,500	57,890
#Compass Minerals International, Inc.	500	26,595
*Core Molding Technologies, Inc.	300	918
*Crown Holdings, Inc.	1,100	27,610
#Cytec Industries, Inc.	1,400	35,140
Deltic Timber Corp.	600	26,982
#Dow Chemical Co.	16,900	357,773
#du Pont (E.I.) de Nemours & Co.	3,700	114,441
#Eagle Materials, Inc.	2,100	57,330
#Eastman Chemical Co.	1,200	59,592
#Ecolab, Inc.	600	24,906
*Ferro Corp.	1,700	8,449
#*Flotek Industries, Inc.	200	376
FMC Corp.	500	24,320
#Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	156,780
Friedman Industries, Inc.	300	1,653
*General Moly, Inc.	600	1,698
#*Georgia Gulf Corp.	28	484
*Graphic Packaging Holding Co.	5,693	12,126
#Greif, Inc. Class A	600	30,798
H.B. Fuller Co.	1,500	30,240
#*Headwaters, Inc.	1,500	4,605
#*Hecla Mining Co.	2,700	8,505
*ICO, Inc.	400	1,652
International Flavors & Fragrances, Inc.	300	10,578
#International Paper Co.	13,100	246,411
Kaiser Aluminum Corp.	1,100	36,366
KMG Chemicals, Inc.	300	2,220
*Landec Corp.	800	5,056
*Louisiana-Pacific Corp.	2,100	8,862
*LSB Industries, Inc.	200	3,552
Lubrizol Corp.	1,000	57,930
#Martin Marietta Materials, Inc.	200	17,214
*Material Sciences Corp.	400	556
MeadWestavco Corp.	4,800	93,552
Minerals Technologies, Inc.	600	26,082

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Monsanto Co.	900	$75,600
Mosaic Co. (The)	800	41,720
Nalco Holding Co.	2,900	51,301
*Nanophase Technologies Corp.	300	285
NewMarket Corp.	600	45,390
Newmont Mining Corp.	2,800	115,780
NL Industries, Inc.	1,600	10,928
#Nucor Corp.	1,200	53,364
#Olin Corp.	2,100	28,959
#Olympic Steel, Inc.	300	7,653
#*OM Group, Inc.	900	30,294
*OMNOVA Solutions, Inc.	746	4,185
#*Owens-Illinois, Inc.	700	23,758
Packaging Corp. of America	2,400	47,208
*Pactiv Corp.	2,100	52,878
*Penford Corp.	200	1,312
*PolyOne Corp.	3,100	13,299
PPG Industries, Inc.	2,000	110,000
Praxair, Inc.	600	46,908
Quaker Chemical Corp.	300	5,400
*Ready Mix, Inc.	200	760
#Reliance Steel & Aluminum Co.	3,700	124,727
Rock-Tenn Co. Class A	1,100	49,456
#*Rockwood Holdings, Inc.	2,100	37,632
#Royal Gold, Inc.	800	32,864
RPM International, Inc.	3,500	55,860
*RTI International Metals, Inc.	700	12,432
#Schnitzer Steel Industries, Inc. Class A	600	32,262
Schweitzer-Maudoit International, Inc.	500	16,350
#Scotts Miracle-Gro Co. Class A (The)	500	19,525
Sealed Air Corp.	2,400	44,136
Sensient Technologies Corp.	1,600	40,304
Silgan Holdings, Inc.	400	20,104
#Southern Copper Corp.	1,800	46,368
#Steel Dynamics, Inc.	3,400	55,624
Stepan Co.	300	13,434
*Stillwater Mining Co.	2,800	18,732
#Temple-Inland, Inc.	1,500	23,490
Terra Industries, Inc.	1,200	34,992
#Texas Industries, Inc.	1,000	45,500
#*Titanium Metals Corp.	700	5,859
*U.S. Concrete, Inc.	1,100	2,156
#*U.S. Gold Corp.	1,400	4,144
*United States Lime & Minerals, Inc.	200	7,838
#*United States Steel Corp.	1,600	63,600
*Universal Stainless & Alloy Products, Inc.	200	3,522
#Valhi, Inc.	900	11,817
#Valspar Corp.	3,000	75,960
Vulcan Materials Co.	500	23,740
#*W.R. Grace & Co.	500	8,315
Walter Energy, Inc.	700	34,552
#Westlake Chemical Corp.	1,581	39,509
Weyerhaeuser Co.	2,000	70,080
#Worthington Industries, Inc.	2,400	31,728
#Zep, Inc.	200	3,216
*Zoltek Companies, Inc.	500	4,960

Total Materials		4,273,556

Telecommunication Services — (2.8%)
#Alaska Communications Systems Group, Inc.	900	6,669
#*American Tower Corp.	900	30,681

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
AT&T, Inc.	33,087	$867,872
Atlantic Tele-Network, Inc.	400	16,772
#*Cbeyond, Inc.	300	4,206
#*Centennial Communications Corp.	2,000	15,340
CenturyTel, Inc.	3,822	119,973
*Cincinnati Bell, Inc.	4,600	14,398
#*Cogent Communications Group, Inc.	500	4,145
#Consolidated Communications Holdings, Inc.	800	10,104
#*Crown Castle International Corp.	7,800	224,172
D&E Communications, Inc.	500	5,300
*FairPoint Communications, Inc.	1,611	950
*FiberTower Corp.	600	276
Frontier Communications Corp.	4,800	33,600
*General Communications, Inc. Class A	1,100	7,535
Hickory Tech Corp.	250	2,118
*iBasis, Inc.	400	780
*IDT Corp. Class B	400	1,040
#Iowa Telecommunications Services, Inc.	700	8,582
#*Leap Wireless International, Inc.	4,000	95,800
#*Level 3 Communications, Inc.	2,800	3,444
*NII Holdings, Inc.	500	11,510
*PAETEC Holding Corp.	1,200	3,528
#*Premiere Global Services, Inc.	1,600	15,344
#Qwest Communications International, Inc.	6,700	25,862
#*SBA Communications Corp.	900	23,481
#*Sprint Nextel Corp.	24,700	98,800
*SureWest Communications	400	5,124
*Syniverse Holdings, Inc.	1,900	33,307
Telephone & Data Systems, Inc.	2,600	66,924
Telephone & Data Systems, Inc. Special Shares	400	9,640
#*tw telecom, inc.	1,200	11,880
*United States Cellular Corp.	2,620	93,848
Verizon Communications, Inc.	34,440	1,104,491
Windstream Corp.	2,000	17,540

Total Telecommunication Services		2,995,036

Utilities — (2.3%)
#*AES Corp.	1,500	19,185
#AGL Resources, Inc.	1,200	40,344
Allegheny Energy, Inc.	700	17,647
#ALLETE, Inc.	800	25,584
Alliant Energy Corp.	400	10,464
#Ameren Corp.	1,500	38,145
American Electric Power Co., Inc.	900	27,864
#American States Water Co.	300	10,905
Aqua America, Inc.	1,500	27,090
#Artesian Resources Corp. Class A	200	3,538
#Atmos Energy Corp.	1,500	40,740
Avista Corp.	1,000	18,520
#Black Hills Corp.	700	18,207
#California Water Service Group	400	15,148
CenterPoint Energy, Inc.	1,600	19,280
Central Vermont Public Service Corp.	200	3,688
CH Energy Group, Inc.	500	24,745
Chesapeake Utilities Corp.	160	5,304
#Cleco Corp.	1,700	40,273
#CMS Energy Corp.	2,500	32,350
Connecticut Water Services, Inc.	200	4,326
#Consolidated Edison, Inc.	1,000	39,360
#Constellation Energy Group	400	11,480
#Dominion Resources, Inc.	1,200	40,560

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#DPL, Inc.	900	$21,555
DTE Energy Co.	800	27,568
Duke Energy Corp.	2,700	41,796
#*Dynegy, Inc.	2,000	4,020
Edison International	700	22,624
*El Paso Electric Co.	800	12,088
Empire District Electric Co.	1,000	18,360
Energen Corp.	500	20,660
#Entergy Corp.	500	40,165
*Environmental Power Corp.	100	48
#EQT Corp.	400	15,352
#Exelon Corp.	1,400	71,204
#FirstEnergy Corp.	700	28,840
Florida Public Utilities Co.	200	2,792
#FPL Group, Inc.	900	51,003
#Great Plains Energy, Inc.	1,400	22,302
Hawaiian Electric Industries, Inc.	1,300	23,231
#IDACORP, Inc.	1,200	33,264
Integrys Energy Group, Inc.	600	20,268
#ITC Holdings Corp.	1,000	47,700
Laclede Group, Inc.	700	23,499
MDU Resources Group, Inc.	800	16,104
#MGE Energy, Inc.	400	14,348
Middlesex Water Co.	600	9,174
#*Mirant Corp.	1,800	32,508
National Fuel Gas Co.	500	20,290
#New Jersey Resources Corp.	900	34,740
#Nicor, Inc.	400	14,576
#NiSource, Inc.	1,200	15,456
Northeast Utilities, Inc.	700	16,107
#Northwest Natural Gas Co.	400	17,856
#*NRG Energy, Inc.	3,400	92,514
NSTAR	1,800	57,780
#NV Energy, Inc.	3,900	44,850
OGE Energy Corp.	700	21,070
#Oneok, Inc.	1,000	33,100
#Ormat Technologies, Inc.	1,400	55,426
Pepco Holdings, Inc.	800	11,504
PG&E Corp.	800	32,296
Piedmont Natural Gas Co.	1,400	34,468
#Pinnacle West Capital Corp.	700	22,372
#PNM Resources, Inc.	800	9,760
Portland General Electric Co.	1,120	21,314
#PPL Corp.	800	27,032
Progress Energy, Inc.	900	35,496
Public Service Enterprise Group, Inc.	5,900	191,455
#Questar Corp.	2,300	76,061
#*RRI Energy, Inc.	4,900	26,215
#SCANA Corp.	400	14,140
#Sempra Energy	600	31,458
#SJW Corp.	600	13,452
South Jersey Industries, Inc.	600	22,128
#Southern Co.	1,600	50,240
Southwest Gas Corp.	800	19,376
Southwest Water Co.	400	1,956
TECO Energy, Inc.	1,560	21,044
UGI Corp.	1,200	31,728
#UIL Holdings Corp.	500	12,200
#Unisource Energy Corp.	300	8,280
Vectren Corp.	800	19,648
Westar Energy, Inc.	1,800	35,406

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
WGL Holdings, Inc.	700	$23,184
#Wisconsin Energy Corp.	400	17,188
Xcel Energy, Inc.	1,700	33,898
York Water Co.	160	2,770

Total Utilities		2,425,054

TOTAL COMMON STOCKS		71,378,760

RIGHTS/WARRANTS — (0.0%)
•*German American Bancorp, Inc. Rights	482	—

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	309,409	309,409

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (32.3%)
§@DFA Short Term Investment Fund LP	34,010,358	34,010,358
@Repurchase Agreement, Deutsche Bank 0.20% 08/03/09 (Collateralized by $752,178 FHLMC 7.000%, 03/01/32, valued at $262,867) to be repurchased at $255,215	$255	255,211

TOTAL SECURITIES LENDING COLLATERAL		34,265,569

TOTAL INVESTMENTS — (100.0%) (Cost $135,575,004)##		$105,953,738

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,783,567	—	—	$10,783,567
Consumer Staples	5,208,427	—	—	5,208,427
Energy	8,948,670	—	—	8,948,670
Financials	13,857,054	—	—	13,857,054
Health Care	16,467	—	—	16,467
Industrials	10,846,248	—	—	10,846,248
Information Technology	12,024,681	—	—	12,024,681
Materials	4,273,556	—	—	4,273,556
Telecommunication Services	2,995,036	—	—	2,995,036
Utilities	2,425,054	—	—	2,425,054
Temporary Cash Investments	309,409	—	—	309,409
Securities Lending Collateral	—	$34,265,569	—	34,265,569

TOTAL	$71,688,169	$34,265,569	—	$105,953,738

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.8%)
AUSTRALIA — (5.5%)
#ABB Grain, Ltd.	3,817	$28,428
Adelaide Brighton, Ltd.	6,034	12,538
AGL Energy, Ltd.	1,753	21,790
*Alumina, Ltd.	36,241	51,876
Amalgamated Holdings, Ltd.	3,485	13,523
Amcor, Ltd.	15,412	63,527
AMP, Ltd.	3,988	18,667
APA Group	3,911	9,202
#APN News & Media, Ltd.	5,416	8,421
*Aquila Resources, Ltd.	2,004	10,141
*Arrow Energy, Ltd.	2,764	9,928
*Asciano Group	30,892	41,329
ASX, Ltd.	1,133	35,564
*Austar United Communications, Ltd.	13,491	11,599
Australia & New Zealand Banking Group, Ltd.	12,711	196,344
Australian Infrastructure Fund	10,808	13,326
Australian Worldwide Exploration, Ltd.	11,677	26,098
#Automotive Holdings Group, Ltd.	5,863	8,293
AXA Asia Pacific Holdings, Ltd.	6,839	24,237
#*Babcock & Brown Infrastructure Group	21,365	1,349
Bank of Queensland, Ltd.	4,658	43,699
Beach Petroleum, Ltd.	17,534	12,477
*Becton Property Group	3,443	359
Bendigo Bank, Ltd.	4,151	28,393
BHP Billiton, Ltd. Sponsored ADR	2,200	138,512
Billabong International, Ltd.	5,123	39,414
BlueScope Steel, Ltd.	25,498	71,825
Boral, Ltd.	17,799	74,148
Bradken, Ltd.	1,584	6,988
Brambles, Ltd.	2,733	13,674
Brickworks, Ltd.	1,710	18,483
Caltex Australia, Ltd.	3,267	35,609
Campbell Brothers, Ltd.	848	16,323
*CBH Resources, Ltd.	5,494	—
Centennial Coal Co., Ltd.	7,712	19,318
Challenger Financial Services Group, Ltd.	9,885	22,047
Charter Hall Group	12,919	5,011
Coca-Cola Amatil, Ltd.	3,099	24,095
Commonwealth Bank of Australia	10,352	366,784
Computershare, Ltd.	4,842	39,721
#ConnectEast Group	32,116	10,449
Crane Group, Ltd.	913	8,379
CSR, Ltd.	41,042	63,821
David Jones, Ltd.	11,469	49,216
Downer EDI, Ltd.	12,468	67,298
DUET Group	14,796	20,274
Elders, Ltd.	22,255	7,097
Energy Developments, Ltd.	7,909	16,156
*Energy World Corp., Ltd.	12,801	6,839
Envestra, Ltd.	35,078	15,261
#Fairfax Media, Ltd.	54,103	66,450
#FKP Property Group	14,216	6,725
#Flight Centre, Ltd.	646	5,231
Goodman Fielder, Ltd.	42,616	49,334
*Graincorp, Ltd. Series A	1,422	8,889
GUD Holdings, Ltd.	1,756	11,928
#GWA International, Ltd.	5,833	13,903

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Harvey Norman Holdings, Ltd.	12,250	$33,512
#Hills Industries, Ltd.	4,558	6,562
*Iluka Resources, Ltd.	6,256	16,475
*Incitec Pivot, Ltd.	33,564	77,476
Insurance Australia Group, Ltd.	31,288	95,712
IOOF Holdings, Ltd.	2,294	9,097
Iress Market Technology, Ltd.	2,664	16,038
*James Hardie Industries NV Sponsored ADR	600	12,804
#JB Hi-Fi, Ltd.	833	11,782
Leighton Holdings, Ltd.	364	9,153
Lend Lease Corp., Ltd.	5,245	33,938
*Lihir Gold, Ltd.	7,425	17,420
Macarthur Coal, Ltd.(6375003)	1,424	9,329
*Macarthur Coal, Ltd.(63750RR)	214	1,403
MacMahon Holdings, Ltd.	23,515	8,812
Macquarie Group, Ltd.	3,881	142,625
Macquarie Media Group, Ltd.	5,110	6,632
Metcash, Ltd.	18,821	67,067
*Minara Resources, Ltd.	5,762	5,372
Mincor Resources NL	4,393	8,087
Monadelphous Group, Ltd.	1,313	12,739
*Mount Gibson Iron, Ltd.	8,762	8,757
*Murchison Metals, Ltd.	4,058	6,495
National Australia Bank, Ltd.	15,238	309,271
Navitas, Ltd.	4,902	11,269
New Hope Corp., Ltd.	7,888	35,187
*Nufarm, Ltd.	5,370	48,520
Oil Search, Ltd.	13,130	62,035
OneSteel, Ltd.	16,070	40,107
Orica, Ltd.	2,763	51,799
Origin Energy, Ltd.	14,029	169,899
OZ Minerals, Ltd.	20,178	18,985
Pacific Brands, Ltd.	16,041	15,976
*Paladin Energy, Ltd.	5,036	19,222
Panoramic Resources, Ltd.	3,668	8,476
Peet, Ltd.	5,863	8,277
Perpetual Trustees Australia, Ltd.	313	8,745
PMP, Ltd.	15,111	5,307
Premier Investments, Ltd.	1,327	6,727
#Programmed Maintenance Service, Ltd.	5,477	13,731
Qantas Airways, Ltd.	25,039	48,337
QBE Insurance Group, Ltd.	2,126	34,607
Reece Australia, Ltd.	772	12,910
Rio Tinto, Ltd.	910	45,880
#*Riversdale Mining, Ltd.	2,941	16,233
*Roc Oil Co., Ltd.	10,705	6,612
SAI Global, Ltd.	7,736	18,386
#Salmat, Ltd.	4,935	15,440
#Santos, Ltd.	5,383	65,512
Seven Network, Ltd.	3,972	21,123
*Silex System, Ltd.	1,612	9,301
#Sims Metal Management, Ltd.	3,818	89,280
#*Sino Gold Mining, Ltd.	9,927	44,098
Spark Infrastructure Group	6,940	6,191
Spotless Group, Ltd.	7,476	15,830
*Straits Resources, Ltd.	6,014	11,700
Suncorp-Metway, Ltd.	14,704	87,188
Sunland Group, Ltd.	7,830	5,634
Telstra Corp., Ltd.	7,576	22,341
#Ten Network Holdings, Ltd.	7,156	7,626
#Timbercorp, Ltd.	19,174	706

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Toll Holdings, Ltd.	6,021	$34,129
Tower Australia Group, Ltd.	10,373	21,476
Transfield Services, Ltd.	18,093	42,214
#Transurban Group	4,490	16,232
United Group, Ltd.	2,473	24,790
Village Roadshow, Ltd.	4,000	3,533
*Virgin Blue Holdings, Ltd.	22,073	5,502
*Virgin Blue Holdings, Ltd. Private Placement Shares	24,107	6,049
Washington H. Soul Pattinson & Co., Ltd.	5,620	51,518
#*Wesfarmers, Ltd.	4,911	105,787
#West Australian Newspapers Holdings, Ltd.	1,421	7,141
Westpac Banking Corp.	5,444	98,037
Westpac Banking Corp. Sponsored ADR	1,800	163,800
WHK Group, Ltd.	9,975	7,905
Woodside Petroleum, Ltd.	619	23,725
Woolworths, Ltd.	1,333	30,270

TOTAL AUSTRALIA		4,688,173

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	195	14,787
Andritz AG	334	14,656
*A-TEC Industries AG	464	6,027
#*Austrian Airlines AG	769	4,724
Erste Group Bank AG	2,404	83,803
Oesterreichischen Elektrizitaetswirtschafts AG	290	14,129
#Oesterreichischen Post AG	380	11,653
OMV AG	2,668	105,866
Raiffeisen International Bank-Holding AG	1,451	64,771
#*RHI AG	422	8,941
Schoeller-Bleckmann Oilfield Equipment AG	121	4,314
Telekom Austria AG	2,696	41,155
#Vienna Insurance Group AG	686	31,713
#Voestalpine AG	693	19,224
*Wienerberger AG	1,340	22,305
*Zumtobel AG	642	6,907

TOTAL AUSTRIA		454,975

BELGIUM — (0.6%)
Ackermans & van Haaren NV	765	53,574
Banque Nationale de Belgique	6	21,572
*Barco NV	411	18,245
Bekaert SA	358	44,604
#Belgacom SA	497	17,804
Compagnie d’Entreprises CFE	220	9,793
Compagnie Maritime Belge SA	293	9,510
Delhaize Group Sponsored ADR	1,800	128,142
*Dexia SA	8,512	66,646
D’Ieteren SA NV	72	15,562
Elia System Operator SA NV	591	22,245
Euronav SA	852	16,869
Exmar NV	649	9,524
*KBC Groep NV	1,299	27,655
Mobistar SA	266	16,944
Tessenderlo Chemie NV	868	30,489
#Umicore	1,145	29,896

TOTAL BELGIUM		539,074

CANADA — (8.1%)
*Absolute Software Corp.	500	2,687
Addax Petroleum Corp.	600	28,545

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Aecon Group, Inc.	700	$6,557
AGF Management, Ltd. Class B	962	13,672
Agnico Eagle Mines, Ltd.	802	47,044
Agrium, Inc.	900	41,364
*Alamos Gold, Inc.	1,800	16,191
*Alexco Resource Corp.	3,400	7,133
*Alimentation Couche-Taro, Inc. Class B	2,000	31,599
Amerigo Resources, Ltd.	6,500	3,017
*Antrim Energy, Inc.	3,100	2,014
#*Anvil Mining, Ltd.	1,500	2,924
Astral Media, Inc. Class A	2,100	57,215
*Ballard Power Systems, Inc.	2,600	4,827
#Bank of Montreal	4,535	227,413
#Bank of Nova Scotia	4,600	196,084
Barrick Gold Corp.	3,500	122,228
BCE, Inc.	118	2,709
*Birchcliff Energy, Ltd.	900	5,222
Bombardier, Inc. Class B	7,800	27,659
CAE, Inc.	3,740	24,823
Cameco Corp.	1,400	38,468
Canaccord Capital, Inc.	1,100	8,618
Canada Bread Co., Ltd.	400	15,855
#*Canadian Hydro Developers, Inc.	4,700	21,946
Canadian Imperial Bank of Commerce	1,100	67,710
Canadian National Railway Co.	3,400	165,353
Canadian National Resources, Ltd.	1,600	96,186
Canadian Pacific Railway, Ltd.	2,000	88,930
Canadian Tire Corp. Class A	700	35,141
Canadian Utilities, Ltd. Class A	1,400	47,566
Canadian Western Bank	1,200	20,263
Canam Group, Inc. Class A	1,300	8,556
*Canfor Corp.	830	4,245
#*CanWest Global Communications Corp.	4,700	698
Cascades, Inc.	2,400	11,808
*Catalyst Paper Corp.	11,600	1,938
CCL Industries, Inc. Class B	700	14,997
*Celestica, Inc.	5,200	41,513
*Celtic Exploration, Ltd.	700	9,760
*CGI Group, Inc.	2,700	27,445
Clarke, Inc.	1,100	3,114
Cogeco Cable, Inc.	200	5,319
#*Compton Petroleum Corp.	1,500	1,643
*Connacher Oil & Gas, Ltd.	5,200	4,344
#*Corridor Resources, Inc.	500	1,467
Corus Entertainment, Inc. Class B	2,200	30,123
*Crew Energy, Inc.	1,200	5,882
*Crystallex International Corp.	9,200	2,391
#*Denison Mines Corp.	2,000	3,435
Dorel Industries, Inc. Class B	500	11,604
*Dundee Precious Metals, Inc.	2,800	5,328
*Eastern Platinum, Ltd.	16,800	9,357
*Eldorado Gold Corp.	5,100	51,272
Empire Co., Ltd. Class A	700	26,850
#Enbridge, Inc.	3,024	117,030
EnCana Corp.	3,890	208,646
Ensign Energy Services, Inc.	2,800	42,471
#*Equinox Minerals, Ltd.	31,200	79,068
Equitable Group, Inc.	500	8,517
*Euro Goldfields, Ltd.	3,700	11,163
*Fairborne Energy, Ltd.	1,000	3,314
Fairfax Financial Holdings, Inc.	500	152,240

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Finning International, Inc.	3,300	$50,974
First Quantum Minerals, Ltd.	1,700	113,228
*Flint Energy Services, Ltd.	400	3,851
*FNX Mining Co., Inc.	700	5,640
#Fortis, Inc.	2,300	54,359
Forzani Group, Ltd. Class A	1,300	17,414
*Fronteer Development Group, Inc.	1,330	5,050
*Galleon Energy, Inc. Class A	1,500	6,001
George Weston, Ltd.	800	43,600
Gerdau Ameristeel Corp.	2,500	17,336
#*Gildan Activewear, Inc.	800	13,338
Goldcorp, Inc.	7,738	294,004
#*Golden Star Resources, Ltd.	8,100	19,926
*Great Basin Gold, Ltd.	5,600	8,162
Great West Lifeco, Inc.	700	16,830
Groupe Aeroplan, Inc.	8,600	78,316
Harry Winston Diamond Corp.	500	2,919
*High River Gold Mines, Ltd.	10,000	2,785
*Highpine Oil & Gas, Ltd.	2,000	8,002
Home Capital Group, Inc.	400	12,662
*HudBay Minerals, Inc.	1,100	8,149
Husky Energy, Inc.	500	14,713
IAMGOLD Corp.	7,600	80,568
IGM Financial, Inc.	800	33,411
#*Imperial Metals Corp.	1,200	4,523
Imperial Oil, Ltd.	600	24,033
Industrial Alliance Insurance & Financial Services, Inc.	2,200	60,450
Inmet Mining Corp.	1,700	71,267
Intact Financial Corp.	2,400	78,778
*Intermap Technologies, Ltd.	1,800	3,125
*International Forest Products, Ltd. Series A	2,000	5,273
International Royalty Corp.	2,100	7,271
*Iteration Energy, Ltd.	400	412
*Ivanhoe Energy, Inc.	3,900	5,213
#*Ivanhoe Mines, Ltd.	1,500	12,114
Kingsway Financial Services, Inc.	1,700	5,523
Kinross Gold Corp.	5,881	116,010
*Kirkland Lake Gold, Inc.	500	4,094
Laurentian Bank of Canada	400	13,275
Leon’s Furniture, Ltd.	400	3,680
Linamar Corp.	1,500	15,860
Loblaw Companies, Ltd.	1,300	41,272
*Lundin Mining Corp.	5,200	16,026
*MacDonald Dettweiler & Associates, Ltd.	500	14,458
Magna International, Inc. Class A	1,900	96,124
Major Drilling Group International, Inc.	300	6,909
Manitoba Telecom Services, Inc.	500	16,059
Manulife Financial Corp.	10,200	247,697
Maple Leaf Foods, Inc.	2,300	19,536
*Martinrea International, Inc.	3,400	18,937
*MAXIM Power Corp.	1,600	3,877
*Mega Uranium, Ltd.	1,500	1,880
Methanex Corp.	2,600	43,323
Metro, Inc. Class A	2,600	81,457
National Bank of Canada	2,500	134,857
Nexen, Inc.	4,131	85,630
Niko Resources, Ltd.	200	14,091
#Norbord, Inc.	3,300	3,217
#*North American Palladium, Ltd.	2,000	6,294
*Northgate Minerals Corp.	6,600	15,623
*Nuvista Energy, Ltd.	600	5,492

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Open Text Corp.	1,100	$41,692
#*OPTI Canada, Inc.	3,700	5,392
*Pan Amer Silver Corp.	500	9,775
*Paramount Resources, Ltd. Class A	1,200	8,009
*Parkbridge Lifestyles Communities, Inc.	300	1,092
Pason Systems, Inc.	300	2,615
#*Petrobank Energy & Resources, Ltd.	500	15,215
Petro-Canada	3,500	144,549
Potash Corp. of Saskatchewan, Inc.	300	27,949
Progress Energy Resources Corp.	500	4,386
*Quadra Mining, Ltd.	1,100	10,783
Quebecor, Inc. Class B	1,200	21,154
Quest Capital Corp.	7,300	7,115
Reitmans Canada, Ltd.	500	6,614
*Research In Motion, Ltd.	600	45,572
Rogers Communications, Inc. Class B	600	16,670
*RONA, Inc.	3,000	38,236
Royal Bank of Canada	3,051	145,236
Russel Metals, Inc.	1,700	26,354
Saputo, Inc.	800	17,482
Savanna Energy Services Corp.	1,200	6,305
*SEMAFO, Inc.	7,800	16,509
ShawCor, Ltd.	1,000	18,984
Sherritt International Corp.	3,700	21,055
*Shore Gold, Inc.	5,600	2,859
*Sierra Wireless, Inc.	900	6,483
*Silver Standard Resources, Inc.	400	7,902
*Silver Wheaton Corp.	4,900	45,168
*Sino-Forest Corp.	4,400	60,042
SNC-Lavalin Group, Inc.	600	25,320
*Stantec, Inc.	500	12,569
Suncor Energy, Inc.	1,812	58,603
*SunOpta, Inc.	300	668
Talisman Energy, Inc.	12,100	187,018
*Teck Resources, Ltd. Class B	14,300	376,333
Telus Corp.	400	11,548
#*Thompson Creek Metals Company, Inc.	1,300	18,971
Thomson Reuters Corp.	1,619	52,286
Tim Hortons, Inc.	1,100	29,725
TMX Group, Inc.	1,100	35,382
Toromont Industries, Ltd.	600	12,003
#Toronto Dominion Bank	5,100	298,780
Torstar Corp. Class B	500	2,460
Transalta Corp.	1,200	23,905
#TransCanada Corp.	3,265	92,866
Transcontinental, Inc. Class A	1,600	12,491
#Trican Well Service, Ltd.	2,600	23,170
*TriStar Oil and Gas, Ltd.	5,400	57,446
*UEX Corp.	300	345
Uni-Select, Inc.	300	7,143
#*Uranium One, Inc.	7,700	20,586
*Vector Aerospace Corp.	700	4,321
*Viterra, Inc.	4,600	38,730
Wesdome Gold Mines, Ltd.	8,700	13,891
West Fraser Timber Co., Ltd.	1,200	29,575
Western Financial Group, Inc.	3,000	5,375
Winpak, Ltd.	1,142	8,226
Yamana Gold, Inc.	3,700	35,274

TOTAL CANADA		6,873,606

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (0.7%)
#A P Moller - Maersk A.S.	8	$49,816
*Aktieselskabet Roskilde Bank A.S.	170	11
*Alm. Brand A.S.	300	5,774
Auriga Industries A.S. Series B	600	11,599
Danisco A.S.	1,572	76,873
*Danske Bank A.S.	3,545	73,555
#*DSV A.S.	1,928	26,561
East Asiatic Co., Ltd. A.S.	400	14,710
*FLSmidth & Co. A.S.	1,162	50,413
*Greentech Energy Systems A.S.	900	4,570
*Jyske Bank A.S.	1,450	53,439
#*NKT Holding A.S.	350	13,348
Novozymes A.S. Series B	150	13,480
*Ringkjoebing Landbobank A.S.	78	7,704
Rockwool International A.S.	60	4,683
Schouw & Co. A.S.	300	5,202
SimCorp A.S.	60	10,312
Solar Holdings A.S. Series B	125	5,026
*Spar Nord Bank A.S.	600	6,403
*Sydbank A.S.	1,000	25,195
*Topdanmark A.S.	292	39,860
#Torm A.S. ADR	500	5,225
Trygvesta A.S.	700	47,143
*Vestas Wind Systems A.S.	350	24,636
*Vestjysk Bank A.S.	250	4,465

TOTAL DENMARK		580,003

FINLAND — (1.4%)
#Ahlstrom Oyj	445	5,295
Alma Media Oyj	1,213	9,442
#Amer Sports Oyj Series A	1,228	11,856
Cramo Oyj	564	6,356
#Elisa Oyj	2,250	41,304
*Finnair Oyj	1,332	7,977
Fiskars Oyj Abp Series A	531	6,632
Fortum Oyj	2,195	50,875
Huhtamaki Oyj	1,038	11,736
KCI Konecranes Oyj	758	20,688
Kemira Oyj	1,641	21,046
Kesko Oyj	1,925	50,803
Kone Oyj Series B	1,324	45,081
Lassila & Tikanoja Oyj	596	12,742
#*Metso Corp. Oyj	3,105	65,509
Metso Corp. Oyj Sponsored ADR	700	14,980
#Neste Oil Oyj	3,249	45,987
Nokia Oyj Sponsored ADR	5,300	70,702
Outokumpu Oyj Series A	3,715	72,887
#Pohjola Bank P.L.C.	4,194	43,477
#Poyry Oyj	726	10,338
Raisio P.L.C.	7,337	21,774
*Ramirent Oyj	1,350	10,882
Rautaruukki Oyj Series K	1,270	27,490
Ruukki Group Oyj	3,453	8,420
Sampo Oyj	7,090	147,701
#Sanoma Oyj	2,100	36,090
Stockmann Oyj Abp Series A	1,273	27,719
#Stockmann Oyj Abp Series B	646	13,747
*Stora Enso Oyj Sponsored ADR	9,200	58,236
UPM-Kymmene Oyj Sponsored ADR	8,400	88,032
Uponor Oyj Series A	782	10,677
Vaisala Oyj Series A	214	7,668

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Wartsila Corp. Oyj Series B	563	$20,162
#YIT Oyj	4,202	55,205

TOTAL FINLAND		1,159,516

FRANCE — (7.0%)
#Accor SA	877	37,451
Aeroports de Paris	386	31,148
#Air France-KLM	4,767	59,939
Air Liquide SA	763	79,707
#*Alcatel-Lucent SA	19,799	54,845
*Alcatel-Lucent SA Sponsored ADR	4,700	12,972
Alstom SA	858	58,917
#*ALTEN	785	15,223
*Altran Technologies SA	3,293	9,706
April Group SA	199	7,703
Arkema	1,598	45,876
*Atos Origin SA	1,899	86,598
AXA SA Sponsored ADR	4,900	103,586
BNP Paribas SA	4,741	344,249
Bonduelle SCA	293	24,801
*Bongrain SA	259	15,623
#Bourbon SA	1,575	66,206
Bouygues SA	2,649	112,541
Canal Plus SA	972	6,666
Capgemini SA	3,834	177,203
Carbone Lorraine SA	191	5,590
Carrefour SA	1,384	64,894
Casino Guichard Perrachon SA	832	57,165
CEGID Group	257	5,845
Ciments Francais SA	162	15,814
*Club Mediterranee SA	316	4,607
CNP Assurances SA	713	65,029
#Compagnie de Saint-Gobain	3,863	156,236
*Compagnie Generale de Geophysique-Veritas SA	576	11,684
*Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	3,000	60,990
Compagnie Generale des Establissements Michelin Series B	1,937	139,829
Credit Agricole SA	6,985	99,486
DANONE SA	787	42,132
Dassault Systemes SA	280	14,009
#Delachaux SA	227	14,707
EDF Energies Nouvelles SA	747	37,381
#Electricite de France	694	34,370
Esso S.A.F.	76	8,918
Establissements Maurel et Prom	1,811	31,371
Euler Hermes SA	688	40,610
*Euro Disney SCA	810	3,832
#European Aeronautic Defence & Space Co.	5,210	99,403
Eutelsat Communications	1,141	31,827
*Faurecia SA	660	8,103
#Fimalac SA	481	25,440
France Telecom SA Sponsored ADR	7,400	188,182
GDF Suez	1,750	66,861
#*Gemalto NV	1,352	50,509
#*Groupe Eurotunnel SA	5,859	34,747
#Groupe Steria SCA	727	17,554
Guyenne et Gascogne SA	100	10,034
Havas SA	7,086	20,619
Hermes International SA	125	18,785
*Imerys SA	950	50,608
Ingenico SA	1,554	32,541
Ipsos SA	330	8,609

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#*JC Decaux SA	1,124	$23,153
*Lafarge SA	439	31,714
Lafarge SA Sponsored ADR	5,400	97,470
Lagardere SCA	2,877	107,349
Legrand SA	952	23,290
#L’Oreal SA	528	45,789
M6 Metropole Television	1,252	25,004
*Natixis	12,923	33,542
Neopost SA	392	33,386
Nexans SA	667	44,883
#Nexity	1,096	37,762
Norbert Dentressangle	122	6,535
NRJ Group	928	6,324
#PagesJaunes SA	1,400	15,088
*Peugeot SA	4,308	130,506
Pierre & Vacances	114	8,095
Plastic Omnium SA	372	7,183
PPR SA	1,001	111,488
Publicis Groupe ADR	1,400	49,714
Rallye SA	349	10,254
#*Renault SA	2,388	101,478
*Rexel SA	6,230	68,382
*Rhodia SA	3,158	34,395
Rubis SA	182	14,807
Safran SA	5,610	86,725
#Schneider Electric SA	2,653	240,842
SCOR SE	4,800	115,297
SEB SA	559	26,676
Societe BIC SA	967	58,010
Societe Generale Paris	3,878	248,619
#Societe Television Francaise 1	1,498	23,125
Somfy SA	74	13,809
*Sperian Protection	139	8,471
STEF-TFE	282	13,070
STMicroelectronics NV	3,725	28,476
STMicroelectronics NV ADR	6,800	51,612
Suez Environnement SA	1,619	30,844
Technip SA	688	41,651
Technip SA ADR	1,700	103,530
Teleperformance SA	805	25,482
Thales SA	366	15,483
#*Thomson	5,156	6,878
Total SA Sponsored ADR	4,900	272,685
*UbiSoft Entertainment SA	718	12,262
*Valeo SA	1,428	37,839
Vallourec SA	929	122,241
Veolia Environnement SA ADR	600	20,646
Vilmorin et Cie SA	139	13,606
#Vinci SA	1,680	85,507
Vivendi SA	8,293	212,579
Zodiac Aerospace	567	21,905

TOTAL FRANCE		5,934,742

GERMANY — (5.8%)
*Aareal Bank AG	716	10,157
Adidas-Salomon AG	795	33,570
Allianz SE	3,352	331,864
#Aurubis AG	881	30,480
#BASF AG	5,447	271,276
#Bauer AG	343	12,345
#Bayerische Motoren Werke AG	5,203	240,099

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Beiersdorf AG	364	$18,332
Bilfinger Berger AG	980	51,556
Comdirect Bank AG	1,445	12,356
#*Commerzbank AG	12,685	99,819
#*Constantin Medien AG	1,864	4,894
Daimler AG	4,800	222,960
#Daimler AG	1,406	65,044
Demag Cranes AG	201	4,985
Deutsche Bank AG	4,200	272,580
Deutsche Bank AG	762	49,246
Deutsche Boerse AG	826	65,305
Deutsche Lufthansa AG	2,937	39,633
Deutsche Post AG	9,624	152,071
#*Deutsche Postbank AG	608	16,776
Deutsche Telekom AG	21,052	269,491
#Douglas Holding AG	434	17,250
E.ON AG	1,188	45,140
E.ON AG Sponsored ADR	8,830	333,509
ElreingKlinger AG	2,304	44,102
Fielmann AG	139	9,241
Fraport AG	799	36,606
Fuchs Petrolub AG	205	12,046
GEA Group AG	911	14,881
Generali Deutschland Holding AG	221	18,225
GFK SE	1,109	25,249
Grenkeleasing AG	598	21,496
#*Hannover Rueckversicherung AG	1,501	60,995
#Heidelberger Druckmaschinen AG	1,470	10,693
Heidelberger Zement AG	179	7,718
Henkel AG & Co. KGaA	615	19,354
Hochtief AG	402	24,076
Indus Holding AG	565	8,001
#*Infineon Technologies AG	20,854	84,977
*Infineon Technologies AG ADR	8,782	35,479
*IVG Immobilien AG	2,827	19,672
*Jenoptik AG	847	4,100
K&S AG	820	45,908
*Kloeckner & Co. SE	2,176	55,872
Kontron AG	1,112	12,826
Krones AG	594	22,975
#*Kuka AG	447	6,652
KWS Saat AG	62	10,500
Lanxess AG	2,174	63,086
Leoni AG	483	9,375
Linde AG	1,555	146,798
#MAN SE	1,204	82,849
#Medion AG	754	8,592
Metro AG	443	25,662
MLP AG	505	6,831
MTU Aero Engines Holding AG	1,581	57,484
Munchener Rueckversicherungs-Gesellschaft AG	1,571	237,761
MVV Energie AG	213	9,421
#*Nordex AG	312	5,029
*Pfleiderer AG	1,233	10,312
Porsche Automobil Holding SE	801	52,156
#Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	40,216
*Premiere AG	6,216	25,536
Puma AG Rudolf Dassler Sport	138	35,098
Rational AG	59	7,137
Rheinmetall AG	925	45,543
*Roth & Rau AG	980	32,601

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
RWE AG	890	$75,210
Salzgitter AG	1,131	114,187
SAP AG Sponsored ADR	1,200	56,700
*SGL Carbon SE	1,481	48,505
Siemens AG Sponsored ADR	1,700	135,116
#*Singulus Technologies AG	1,966	5,737
#Solarworld AG	399	9,630
Suedzucker AG	3,391	71,891
#Symrise AG	1,144	18,187
ThyssenKrupp AG	3,676	112,743
*TUI AG	4,500	29,189
*United Internet AG	1,164	14,777
*Versatel AG	418	3,863
Wacker Chemie AG	83	10,949
Wincor Nixdorf AG	382	20,330

TOTAL GERMANY		4,910,883

GREECE — (1.1%)
*Agricultural Bank of Greece S.A.	3,182	7,512
*Alpha Bank A.E.	6,343	83,509
Anek Lines S.A.	1,587	2,147
*Aspis Bank S.A.	2,970	4,858
Bank of Greece	518	32,222
Coca-Cola Hellenic Bottling Co. S.A. ADR	750	17,340
*EFG Eurobank Ergasias S.A.	8,225	107,561
Ellaktor S.A.	4,143	34,285
*EYDAP Athens Water Supply & Sewage Co. S.A.	690	6,761
Fourlis Holdings S.A.	501	6,441
Frigoglass S.A.	562	4,977
GEK Terna S.A.	1,957	16,246
*Geniki Bank	5,350	6,920
*Halkor S.A.	3,691	8,339
Hellenic Petroleum S.A.	4,915	50,841
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	10,192
Marfin Investment Group S.A.	20,219	84,598
Metka S.A.	797	9,673
Michaniki S.A.	2,081	5,539
Mytilineos Holdings S.A.	2,885	24,856
*National Bank of Greece S.A. ADR	25,584	151,713
Nirefs Acquaculture S.A.	2,998	3,762
*Piraeus Bank S.A.	8,308	98,705
*Proton Bank S.A.	2,311	5,059
*Public Power Corp. S.A.	802	17,461
*Sidenor Steel Products Manufacturing Co. S.A.	2,131	16,066
Titan Cement Co. S.A.	2,498	72,298
*TT Hellenic Postbank S.A.	3,006	22,222
*Viohalco S.A.	1,602	10,952

TOTAL GREECE		923,055

HONG KONG — (1.8%)
*Allied Properties, Ltd.	44,000	5,879
*Associated International Hotels, Ltd.	6,000	12,368
Bank of East Asia, Ltd.	6,464	21,454
C C Land Holdings, Ltd.	77,000	57,539
Cafe de Coral Holdings, Ltd.	10,000	21,097
Cathay Pacific Airways, Ltd.	12,000	18,557
Cheung Kong Holdings, Ltd.	9,000	115,882
Cheung Kong Infrastructure Holdings, Ltd.	7,000	25,444
Chong Hing Bank, Ltd.	8,000	14,480
Chuang’s Consortium International, Ltd.	92,000	7,582
CLP Holdings, Ltd.	5,000	33,885

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Coastal Greenland, Ltd.	92,000	$9,120
*Dah Sing Financial Holdings, Ltd.	3,600	16,516
#Daphne International Holdings, Ltd.	14,000	9,487
Far East Consortium International, Ltd.	37,000	8,718
First Pacific Co., Ltd.	28,000	17,900
*Foxconn International Holdings, Ltd.	8,000	5,579
Giordano International, Ltd.	44,000	13,653
*Global Green Tech Group, Ltd.	112,480	7,175
*Goldin Properties Holdings, Ltd.	24,000	10,064
Great Eagle Holdings, Ltd.	11,463	26,477
Hang Lung Group, Ltd.	8,000	41,655
Hang Lung Properties, Ltd.	6,000	22,113
Henderson Land Development Co., Ltd.	10,000	66,082
Hong Kong and Shanghai Hotels, Ltd.	11,096	12,726
Hong Kong Electric Holdings, Ltd.	3,500	19,232
Hopewell Holdings, Ltd.	17,000	55,161
*Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	2,323
Hutchison Telecommunications International, Ltd.	15,000	3,857
Johnson Electric Holdings, Ltd.	37,500	11,109
Kowloon Development Co., Ltd.	10,000	10,167
Lee & Man Paper Manufacturing, Ltd.	6,000	9,405
Lifestyle International Holdings, Ltd.	10,000	15,169
#Luks Industrial Group, Ltd.	16,000	9,048
*Melco International Development, Ltd.	18,000	11,581
#*Mongolia Energy Corp., Ltd.	25,000	9,508
MTR Corp., Ltd.	14,866	53,845
New World Development Co., Ltd.	26,535	63,026
NWS Holdings, Ltd.	13,994	26,828
Oriental Press Group, Ltd.	64,000	7,925
Pacific Basin Shipping, Ltd.	14,000	10,548
PCCW, Ltd.	34,000	9,241
Regal Hotels International Holdings, Ltd.	24,600	7,890
*Shanghai Zenghai Property, Ltd.	385,000	16,110
Shangri-La Asia, Ltd.	10,000	15,848
Shun Tak Holdings, Ltd.	20,000	16,388
Sino Land Co., Ltd.	34,066	69,313
Smartone Telecommunications Holdings, Ltd.	10,500	7,174
Sun Hung Kai & Co., Ltd.	32,000	25,082
Sun Hung Kai Properties, Ltd.	9,000	136,181
Tai Cheung Holdings, Ltd.	23,000	13,595
*Tak Shun Technology Group, Ltd.	710,000	6,947
Techtronic Industries Co., Ltd.	31,000	25,883
Television Broadcasts, Ltd.	4,000	17,448
Texwinca Holdings, Ltd.	24,000	18,741
Transport International Holdings, Ltd.	4,000	12,618
Truly International Holdings, Ltd.	12,000	11,284
Varitronix International, Ltd.	17,000	5,754
Vtech Holdings, Ltd.	3,000	21,272
Wharf Holdings, Ltd.	14,625	68,716
Wheelock and Co., Ltd.	25,000	70,063
#Wheelock Properties, Ltd.	40,000	26,604
Wing Hang Bank, Ltd.	2,000	19,139
Yue Yuen Industrial (Holdings), Ltd.	9,500	25,811

TOTAL HONG KONG		1,567,266

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	4,388	2,813
Allied Irish Banks P.L.C. Sponsored ADR	7,100	35,074
*Bank of Ireland P.L.C. Sponsored ADR	3,300	37,818
CRH P.L.C. Sponsored ADR	3,300	81,609
DCC P.L.C.	1,532	32,768

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Dragon Oil P.L.C.	4,125	$22,841
Independent News & Media P.L.C.	6,760	2,281
Irish Life & Permanent P.L.C.	7,636	37,282
Kerry Group P.L.C. (0490656)	1,125	26,651
Kerry Group P.L.C. (4519579)	1,098	26,002
Kingspan Group P.L.C.	1,183	8,230

TOTAL IRELAND		313,369

ITALY — (2.6%)
#A2A SpA	7,105	12,939
ACEA SpA	1,354	15,414
Alleanza Assicurazioni SpA	6,980	52,490
Assicurazioni Generali SpA	3,374	76,896
#*Autogrill SpA	1,015	9,851
Azimut Holding SpA	1,363	14,573
Banca Carige SpA	5,645	16,076
Banca Monte Dei Paschi di Siena SpA	21,946	41,180
Banca Piccolo Credito Valtellinese Scarl SpA	1,934	19,203
Banca Popolare dell’Etruria e del Lazio Scarl	2,054	12,854
Banca Popolare di Milano Scarl	11,630	70,369
*Banco Popolare Scarl	9,475	76,532
Benetton Group SpA	945	8,059
#Bulgari SpA	1,302	8,039
Buzzi Unicem SpA	1,314	19,710
*C.I.R. SpA - Compagnie Industriali Riunite	7,131	13,496
Cementir SpA	2,563	10,550
Credito Artigiano SpA	1,391	3,801
*Credito Emiliano SpA	1,807	9,693
Enel SpA	11,400	61,951
Eni SpA Sponsored ADR	3,300	153,714
ERG SpA	1,082	16,042
*Fiat SpA	4,260	47,287
*Fiat SpA Sponsored ADR	1,600	17,888
Finmeccanica SpA	6,992	106,045
Fondiaria - Sai SpA	1,930	32,319
Geox SpA	852	6,729
*Gruppo Editoriale L’Espresso SpA	3,978	7,279
Hera SpA	17,488	43,147
*Immsi SpA	4,196	5,200
Impregilo SpA	6,264	23,888
#*Interpump Group SpA	1,758	7,771
*Intesa Sanpaolo SpA	69,040	256,718
Iride SpA	8,189	15,131
Italcementi SpA	1,415	18,528
*Italmobiliare SpA	246	8,361
*Luxottica Group SpA Sponsored ADR	600	15,048
Mediaset SpA	4,438	26,836
Mediobanca SpA	6,574	92,229
Milano Assicurazioni SpA	5,810	19,814
Parmalat SpA	30,428	76,078
#*Pirelli & Co. SpA	82,556	34,459
*Premafin Finanziaria SpA	10,391	14,513
Prysmian SpA	1,062	18,269
Saipem SpA	800	21,680
Saras SpA	5,737	16,027
Snam Rete Gas SpA	3,918	17,164
*Societe Cattolica di Assicurazoni Scrl SpA	860	28,659
Telecom Italia SpA Sponsored ADR	7,500	116,850
Terna SpA	17,511	61,718
Tod’s SpA	244	14,152
*UniCredito SpA	73,198	213,593

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Unione di Banche Italiane ScpA	9,985	$139,468
*Unipol Gruppo Finanziario SpA	16,156	20,239

TOTAL ITALY		2,266,519

JAPAN — (20.3%)
77 Bank, Ltd. (The)	11,000	64,908
Adeka Corp.	2,100	18,778
Aderans Holdings Co., Ltd.	1,300	18,129
#*AEON Co., Ltd.	4,300	41,698
Aica Kogyo Co., Ltd.	2,800	26,858
Aichi Bank, Ltd. (The)	200	17,090
Aichi Steel Corp.	4,000	14,955
Aida Engineering, Ltd.	4,000	13,359
Aioi Insurance Co., Ltd.	10,000	47,388
Aiphone Co., Ltd.	1,300	21,633
Air Water, Inc.	2,000	22,092
Aisin Seiki Co., Ltd.	2,100	53,812
Ajinomoto Co., Inc.	10,000	95,518
Akita Bank, Ltd. (The)	5,000	18,555
Alpine Electronics, Inc.	1,300	13,047
*Alps Electric Co., Ltd.	4,600	25,575
Amada Co., Ltd.	10,000	63,287
Amano Corp.	1,700	15,120
Anritsu Corp.	5,000	20,443
AOC Holdings, Inc.	2,200	20,804
AOKI Holdings, Inc.	1,100	11,970
Aoyama Trading Co., Ltd.	1,800	30,340
*Aozora Bank, Ltd.	24,000	32,996
#Ariake Japan Co., Ltd.	1,000	15,206
Asahi Diamond Industrial Co., Ltd.	3,000	19,907
Asahi Glass Co., Ltd.	2,000	17,292
Asahi Kasei Corp.	7,000	36,071
ASATSU-DK, Inc.	700	15,675
Asics Corp.	2,000	18,821
Autobacs Seven Co., Ltd.	1,000	34,000
Awa Bank, Ltd. (The)	5,000	28,977
*Bank of Ikeda, Ltd. (The)	500	19,742
Bank of Iwate, Ltd. (The)	400	23,358
Bank of Kyoto, Ltd. (The)	5,000	45,170
Bank of Nagoya, Ltd. (The)	4,000	17,484
Bank of Okinawa, Ltd. (The)	600	22,183
Bank of the Ryukyus, Ltd.	1,700	19,648
Bank of Yokohama, Ltd.	14,000	75,586
Benesse Corp.	700	30,254
Bridgestone Corp.	2,800	48,439
Brother Industries, Ltd.	4,000	35,894
Calsonic Kansei Corp.	6,000	14,675
Canon Finetech, Inc.	1,300	16,431
Canon Marketing Japan, Inc.	1,200	19,071
Canon, Inc. Sponsored ADR	1,800	66,636
Casio Computer Co., Ltd.	6,200	50,516
Central Glass Co., Ltd.	4,000	16,840
Chiba Bank, Ltd. (The)	12,000	77,382
*Chiba Kogyo Bank, Ltd. (The)	1,500	13,258
Chiyoda Co., Ltd.	1,100	15,309
Chofu Seisakusho Co., Ltd.	1,300	26,439
Chubu Electric Power Co., Ltd.	1,800	43,351
Chudenko Corp.	1,000	15,994
Chugoku Bank, Ltd. (The)	5,000	67,205
Chugoku Electric Power Co., Ltd. (The)	1,200	25,118
Chugoku Marine Paints, Ltd.	2,000	13,528

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chukyo Bank, Ltd. (The)	7,000	$22,664
Chuo Mitsui Trust Holdings, Inc.	10,000	34,696
Circle K Sunkus Co., Ltd.	700	11,049
Citizen Holdings Co., Ltd.	7,900	42,738
CKD Corp.	2,200	11,330
#CMK Corp.	2,100	21,399
Coca-Cola Central Japan Co., Ltd.	1,500	20,878
#Coca-Cola West Co., Ltd.	1,500	29,378
Comsys Holdings Corp.	2,000	23,074
Corona Corp.	1,600	19,046
Cosmo Oil Co., Ltd.	15,000	44,787
Credit Saison Co., Ltd.	4,000	51,915
#*CSK Holdings Corp.	1,000	4,758
Dai Nippon Printing Co., Ltd.	10,000	145,983
Daicel Chemical Industries, Ltd.	8,000	50,685
#Daido Steel Co., Ltd.	5,000	20,615
#*Daiei, Inc. (The)	2,650	10,451
Daifuku Co., Ltd.	2,000	13,690
Daikin Industries, Ltd.	700	25,264
*Daikyo, Inc.	5,000	7,821
Daimei Telecom Engineering Corp.	2,000	19,095
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	10,848
#*Dainippon Screen Manufacturing Co., Ltd.	5,000	18,044
Daio Paper Corp.	3,000	27,017
Daisan Bank, Ltd. (The)	7,000	18,336
Daishi Bank, Ltd. (The)	8,000	31,739
Daiwa House Industry Co., Ltd.	5,000	51,405
Daiwa Securities Co., Ltd.	3,000	17,610
#Daiwabo Holdings Co., Ltd.	8,000	31,379
Denki Kagaku Kogyo Kabushiki Kaisha	19,000	61,654
Denki Kogyo Co., Ltd.	3,000	15,051
*Denso Corp.	2,200	64,553
#Dentsu, Inc.	2,400	50,470
DIC Corp.	10,000	14,023
#Disco Corp.	400	20,872
Don Quijote Co., Ltd.	1,000	20,802
Dowa Holdings Co., Ltd.	2,000	9,093
DyDo Drinco, Inc.	600	17,570
eAccess, Ltd.	18	13,945
East Japan Railway Co.	600	34,285
*Ebara Corp.	6,000	19,279
#Edion Corp.	1,800	10,511
Ehime Bank, Ltd. (The)	6,000	15,625
Eighteenth Bank, Ltd. (The)	8,000	22,656
Electric Power Development Co., Ltd.	600	17,782
*Elpida Memory, Inc.	3,600	40,811
Exedy Corp.	1,600	37,600
Ezaki Glico Co., Ltd.	2,000	21,402
FamilyMart Co., Ltd.	600	19,501
Foster Electric Co., Ltd.	500	8,370
FP Corp.	700	31,944
Fuji Electric Holdings Co., Ltd.	10,000	17,482
*Fuji Fire & Marine Insurance Co., Ltd. (The)	6,000	7,186
Fuji Heavy Industries, Ltd.	15,000	60,153
Fuji Oil Co., Ltd.	2,600	31,821
#Fuji Soft, Inc.	1,100	22,103
FUJIFILM Holdings Corp.	3,300	106,104
Fujikura, Ltd.	13,000	68,443
Fujitsu, Ltd.	8,000	52,319
Fukui Bank, Ltd. (The)	7,000	22,796
Fukuoka Financial Group, Inc.	12,000	52,520

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Fukuyama Transporting Co., Ltd.	5,000	$23,272
Funai Electric Co., Ltd.	500	20,752
Furukawa Co., Ltd.	9,000	12,235
Furukawa Electric Co., Ltd.	15,000	72,112
Futaba Corp.	1,500	26,279
#Futaba Industrial Co., Ltd.	900	3,495
GEO Co., Ltd.	9	7,080
Glory, Ltd.	1,000	20,546
Godo Steel, Ltd.	6,000	16,535
#GS Yuasa Corp.	6,000	54,602
Gunma Bank, Ltd. (The)	10,000	57,941
Gunze, Ltd.	5,000	21,431
#H2O Retailing Corp.	4,000	23,198
Hachijuni Bank, Ltd. (The)	11,000	64,286
*Hakuhodo Dy Holdings, Inc.	670	36,714
#Hankyu Hanshin Holdings, Inc.	19,000	87,300
Hanwa Co., Ltd.	4,000	16,197
*Haseko Corp.	11,000	10,428
Heiwa Corp.	1,800	19,409
Heiwado Co., Ltd.	1,200	15,832
Higashi-Nippon Bank, Ltd.	6,000	12,966
Higo Bank, Ltd. (The)	5,000	30,565
*Hino Motors, Ltd.	13,000	43,183
Hirose Electric Co., Ltd.	200	22,304
Hiroshima Bank, Ltd. (The)	13,000	53,917
HIS Co., Ltd.	1,100	22,497
*Hitachi High-Technologies Corp.	1,900	37,150
Hitachi Information Systems, Ltd.	1,000	30,247
Hitachi Kokusai Electric, Inc.	2,000	14,690
Hitachi Metals, Ltd.	1,000	9,740
Hitachi Plant Technologies, Ltd.	4,000	25,454
Hitachi Software Engineering Co., Ltd.	1,100	30,521
Hitachi Transport System, Ltd.	1,900	24,036
*Hitachi Zosen Corp.	10,500	13,461
Hitachi, Ltd. Sponsored ADR	3,000	100,380
Hokkaido Electric Power Co., Inc.	1,000	19,425
Hokkoku Bank, Ltd. (The)	7,000	25,908
Hokuetsu Bank, Ltd. (The)	9,000	18,409
Hokuhoku Financial Group, Inc.	17,000	38,726
#Hokuriku Electric Power Co., Inc.	1,000	22,854
Honda Motor Co., Ltd. Sponsored ADR	7,100	228,123
Hosiden Corp.	1,200	15,471
House Foods Corp.	1,900	26,736
Hyakugo Bank, Ltd. (The)	4,000	19,696
Hyakujishi Bank, Ltd. (The)	9,000	42,500
IBJ Leasing Co., Ltd.	1,000	13,007
Ichiyoshi Securities Co., Ltd.	2,200	16,816
#Idec Corp.	1,300	9,995
#Idemitsu Kosan Co., Ltd.	400	33,340
*IHI Corp.	32,000	53,846
Imperial Hotel, Ltd.	450	9,336
Inaba Denki Sangyo Co., Ltd.	600	13,668
Inageya Co., Ltd.	2,000	19,579
#Isetan Mitsukoshi Holdings, Ltd.	5,740	60,671
*Ishihara Sangyo Kaisha, Ltd.	13,000	14,230
IT Holdings Corp.	1,200	24,163
ITO EN, LTD.	1,000	15,660
Itochu Corp.	2,000	14,883
Itochu Enex Co., Ltd.	1,800	11,027
Itochu Techno-Solutions Corp.	600	18,002
Itoham Foods, Inc.	5,000	16,301

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Iyo Bank, Ltd. (The)	7,000	$73,094
Izumi Co., Ltd.	1,400	19,142
Izumiya Co., Ltd.	3,000	17,209
#*J Front Retailing Co., Ltd.	8,800	48,728
Japan Airport Terminal Co., Ltd.	2,400	27,936
Japan Digital Laboratory Co., Ltd.	1,600	19,848
Japan Petroleum Exploration Co., Ltd.	300	14,724
Japan Pulp & Paper Co., Ltd.	5,000	16,807
Japan Radio Co., Ltd.	6,000	14,334
Japan Wool Textile Co., Ltd. (The)	3,000	22,658
JFE Holdings, Inc.	700	28,005
J-Oil Mills, Inc.	3,000	10,004
#Joshin Denki Co., Ltd.	3,000	24,918
Joyo Bank, Ltd. (The)	7,000	35,554
JS Group Corp.	4,100	63,449
JSR Corp.	800	14,326
JTEKT Corp.	1,100	12,430
Juroku Bank, Ltd.	9,000	32,297
*JVC Kenwood Holdings, Inc.	15,000	9,467
Kadokawa Holdings, Inc.	800	19,259
Kaga Electronics Co., Ltd.	1,200	14,550
Kagawa Bank, Ltd. (The)	4,000	17,168
#Kagome Co., Ltd.	1,300	22,888
Kagoshima Bank, Ltd. (The)	3,000	23,578
Kajima Corp.	24,000	67,147
Kameda Seika Co., Ltd.	700	11,193
Kamigumi Co., Ltd.	7,000	58,215
Kandenko Co., Ltd.	4,000	26,434
Kaneka Corp.	8,000	55,454
*Kanematsu Corp.	12,000	11,468
Kansai Electric Power Co., Inc.	1,200	26,808
Kansai Paint Co., Ltd.	6,000	46,179
Kanto Auto Works, Ltd.	1,500	13,473
*Kanto Tsukuba Bank, Ltd. (The)	2,900	9,675
#Kao Corp.	1,000	22,686
#Katakura Industries Co., Ltd.	1,100	11,364
#Kawasaki Heavy Industries, Ltd.	5,000	12,802
*Kawasaki Kisen Kaisha, Ltd.	2,000	7,500
KDDI Corp.	4	21,160
Keihin Corp.	1,100	16,517
Keihin Electric Express Railway Co., Ltd.	4,000	33,292
Keio Corp.	6,000	35,920
Keisei Electric Railway Co., Ltd.	4,000	24,869
Keiyo Bank, Ltd. (The)	4,000	22,311
#*Kenedix, Inc.	12	4,616
Keyence Corp.	220	43,334
Kikkoman Corp.	4,000	46,606
Kinden Corp.	3,000	25,143
Kintetsu Corp.	7,000	32,537
Kitz Corp.	3,000	11,997
Kiyo Holdings, Inc.	15,000	18,361
Kobe Steel, Ltd.	10,000	19,219
Kohnan Shoji Co., Ltd.	1,300	12,665
Koito Manufacturing Co., Ltd.	2,000	29,178
Kokuyo Co., Ltd.	2,300	19,592
Komatsu, Ltd.	1,100	17,862
Komori Corp.	1,000	10,854
Konica Minolta Holdings, Inc.	5,500	59,635
Kose Corp.	800	16,306
Kubota Corp. Sponsored ADR	800	36,312
Kurabo Industries, Ltd.	8,000	16,551

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kuraray Co., Ltd.	3,000	$33,883
Kureha Corp.	5,000	28,866
Kuroda Electric Co., Ltd.	1,300	17,790
Kyocera Corp. Sponsored ADR	900	72,153
Kyowa Exeo Corp.	2,000	19,541
Lawson, Inc.	500	20,719
Leopalace21 Corp.	4,100	34,941
Lintec Corp.	1,100	21,385
Lion Corp.	4,000	19,201
Mabuchi Motor Co., Ltd.	700	35,009
Maeda Corp.	5,000	15,740
Maeda Road Construction Co., Ltd.	3,000	26,166
Makino Milling Machine Co., Ltd.	2,000	6,547
Marubeni Corp.	6,000	27,548
Maruha Nichiro Holdings, Inc.	12,000	17,959
Marui Group Co., Ltd.	6,900	49,490
Maruichi Steel Tube, Ltd.	1,200	23,074
Marusan Securities Co., Ltd.	2,100	14,435
Max Co., Ltd.	2,000	21,595
Mazda Motor Corp.	15,000	38,941
Meitec Corp.	700	12,726
Meito Sangyo Co., Ltd.	600	8,122
Michinoku Bank, Ltd. (The)	7,000	15,796
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	10,709
Minebea Co., Ltd.	5,000	20,206
Ministop Co., Ltd.	800	13,080
Misumi Group, Inc.	1,200	19,621
Mitsubishi Chemical Holdings Corp.	5,000	22,378
Mitsubishi Corp.	2,600	51,630
Mitsubishi Electric Corp.	1,000	7,287
Mitsubishi Estate Co., Ltd.	2,000	33,196
Mitsubishi Heavy Industries, Ltd.	11,000	43,845
Mitsubishi Logistics Corp.	4,000	49,478
*Mitsubishi Materials Corp.	8,000	21,603
*Mitsubishi Motors Corp.	13,000	23,936
Mitsubishi Paper Mills, Ltd.	10,000	14,098
Mitsubishi Rayon Co., Ltd.	12,000	32,691
Mitsubishi UFJ Financial Group, Inc.	53,870	328,994
Mitsuboshi Belting, Ltd.	4,000	17,399
Mitsui & Co., Ltd. Sponsored ADR	200	49,838
#Mitsui Chemicals, Inc.	6,000	21,975
Mitsui High-Tec, Inc.	2,000	25,817
*Mitsui Mining and Smelting Co., Ltd.	14,000	38,445
Mitsui Sugar Co., Ltd.	3,000	9,907
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,500	38,316
#Mitsui-Soko Co., Ltd.	4,000	15,914
Miura Co., Ltd.	700	16,844
Miyazaki Bank, Ltd. (The)	5,000	19,632
#Mizuho Financial Group, Inc.	23,100	53,106
*Mizuho Investors Securities Co., Ltd.	12,000	14,639
Mizuho Securities Co., Ltd.	16,000	58,203
*Mizuho Trust & Banking Co., Ltd.	12,000	15,408
Mizuno Corp.	4,000	17,996
Modec, Inc.	600	10,313
Mori Seiki Co., Ltd.	1,100	12,280
Morinaga & Co., Ltd.	10,000	20,968
Morinaga Milk Industry Co., Ltd.	8,000	33,121
MOS Food Services, Inc.	1,500	24,526
Murata Manufacturing Co., Ltd.	400	19,482
Musashino Bank, Ltd.	1,000	35,064
Nagase & Co., Ltd.	4,000	45,154

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nagoya Railroad Co., Ltd.	9,000	$29,804
Namco Bandai Holdings, Inc.	4,900	54,930
Nanto Bank, Ltd. (The)	5,000	29,397
*NEC Corp.	31,000	108,225
Net One Systems Co., Ltd.	18	31,637
Neturen Co., Ltd.	1,500	10,290
NGK Spark Plug Co., Ltd.	4,000	43,948
NHK Spring Co., Ltd.	4,000	28,788
Nichicon Corp.	3,000	45,288
Nichirei Corp.	6,000	22,792
Nidec Sankyo Corp.	3,000	19,146
Nifco, Inc.	900	16,402
Nihon Dempa Kogyo Co., Ltd.	400	9,690
#Nihon Nohyaku Co., Ltd.	1,000	9,220
Nihon Parkerizing Co., Ltd.	2,000	22,821
Nikon Corp.	1,000	19,979
Nintendo Co., Ltd.	100	26,867
Nippo Corp.	3,000	23,806
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	22,371
Nippon Chemi-Con Corp.	3,000	10,702
Nippon Express Co., Ltd.	12,000	54,938
Nippon Flour Mills Co., Ltd.	6,000	28,869
Nippon Gas Co., Ltd.	1,100	16,504
Nippon Konpo Unyu Soko Co., Ltd.	2,000	23,987
*Nippon Light Metal Co., Ltd.	10,000	9,763
#Nippon Meat Packers, Inc.	5,000	61,168
Nippon Mining Holdings, Inc.	11,000	52,181
Nippon Oil Corp.	7,000	37,029
Nippon Paint Co., Ltd.	5,000	25,911
#Nippon Paper Group, Inc.	2,300	59,180
Nippon Seiki Co., Ltd.	1,000	12,266
Nippon Sheet Glass Co., Ltd.	20,000	59,498
#Nippon Shokubai Co., Ltd.	4,000	32,672
Nippon Soda Co., Ltd.	5,000	24,548
Nippon Steel Corp.	7,000	27,865
#Nippon Suisan Kaisha, Ltd.	5,500	15,043
Nippon Telegraph & Telephone Corp. ADR	1,600	33,040
Nippon Thompson Co., Ltd.	3,000	14,395
Nippon Yakin Kogyo Co., Ltd.	2,500	12,820
Nipponkoa Insurance Co., Ltd.	11,000	65,417
Nishimatsu Construction Co., Ltd.	7,000	9,589
Nishi-Nippon Bank, Ltd.	24,000	60,784
Nishi-Nippon Railroad Co., Ltd.	6,000	22,473
Nissan Chemical Industries, Ltd.	2,000	26,794
Nissan Motor Co., Ltd.	17,300	125,528
Nissan Shatai Co., Ltd.	3,000	27,587
Nissay Dowa General Insurance Co., Ltd.	4,000	18,718
Nisshin Oillio Group, Ltd. (The)	5,000	26,550
Nisshin Seifun Group, Inc.	5,500	66,759
Nisshin Steel Co., Ltd.	21,000	39,992
Nisshinbo Holdings, Inc.	5,000	63,724
Nissin Foods Holdings Co., Ltd.	1,100	35,060
Nissin Kogyo Co., Ltd.	2,400	33,667
Nitta Corp.	1,000	14,968
Nittetsu Mining Co., Ltd.	3,000	13,043
Nitto Boseki Co., Ltd.	6,000	10,616
Nitto Denko Corp.	500	15,996
Nitto Electric Works, Ltd.	1,400	12,734
NOF Corp.	5,000	22,256
*NOK Corp.	2,700	32,959
Nomura Holdings, Inc.	2,900	25,408

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nomura Holdings, Inc. ADR	3,400	$29,954
Nomura Research Institute, Ltd.	600	14,828
Noritake Co., Ltd.	5,000	16,722
Noritsu Koki Co., Ltd.	900	7,829
NTN Corp.	4,000	16,084
NTT Data Corp.	5	16,812
NTT DoCoMo, Inc.	73	105,425
Obayashi Corp.	16,000	71,019
Odakyu Electric Railway Co., Ltd.	3,000	25,834
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	17,618
Oiles Corp.	1,200	18,867
Oita Bank, Ltd. (The)	4,000	20,019
Oji Paper Co., Ltd.	13,000	56,323
Okasan Securities Group, Inc.	4,000	20,347
*Oki Electric Industry Co., Ltd.	13,000	13,837
Okinawa Electric Power Co., Ltd.	400	21,032
OKUMA Corp.	2,000	8,975
Okumura Corp.	4,000	16,626
Omron Corp.	2,400	38,229
#Onward Holdings Co., Ltd.	4,000	28,422
Oriental Land Co., Ltd.	600	40,123
Osaka Gas Co., Ltd.	8,000	26,627
Panasonic Corp.	9,000	142,258
Panasonic Electric Works Co., Ltd.	5,000	52,834
Parco Co., Ltd.	1,500	13,057
Paris Miki Holdings, Inc.	1,600	15,646
#*Pioneer Electronic Corp.	2,500	7,274
Press Kogyo Co., Ltd.	5,000	8,710
#Q.P. Corp.	2,200	22,966
#Rengo Co., Ltd.	4,000	25,058
*Renown, Inc.	2,700	6,008
#Resona Holdings, Inc.	1,900	27,921
#Resorttrust, Inc.	1,000	11,248
Ricoh Co., Ltd.	5,000	65,097
Riken Corp.	4,000	12,538
Rinnai Corp.	900	39,193
Rohm Co., Ltd.	1,600	118,512
Roland Corp.	700	8,242
Round One Corp.	900	8,328
Ryohin Keikaku Co., Ltd.	400	16,587
Ryosan Co., Ltd.	1,000	25,615
#Sagami Railway Co., Ltd.	6,000	25,210
Saizeriya Co., Ltd.	1,200	18,954
Sakai Chemical Industry Co., Ltd.	3,000	12,565
#Sakata Seed Corp.	1,600	23,795
*Sanden Corp.	4,000	11,208
San-in Godo Bank, Ltd. (The)	3,000	28,212
Sanken Electric Co., Ltd.	4,000	15,721
Sanki Engineering Co., Ltd.	3,000	23,487
Sankyo Co., Ltd.	700	41,610
*Sankyo-Tateyama Holdings, Inc.	12,000	10,718
Sankyu, Inc.	4,000	15,077
Sanshin Electronics Co., Ltd.	1,500	13,270
Sanwa Holdings Corp.	4,000	14,437
Sanyo Chemical Industries, Ltd.	4,000	22,506
Sanyo Special Steel Co., Ltd.	3,000	12,136
#*Sapporo Hokuyo Holdings, Inc.	8,000	26,984
Sasebo Heavy Industries Co., Ltd.	3,000	6,054
Sato Corp.	1,100	9,536
#SBI Holdings, Inc.	357	71,796
Secom Co., Ltd.	800	34,159

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sega Sammy Holdings, Inc.	4,588	$60,312
Seiko Epson Corp.	2,200	33,646
#Seiko Holdings Corp.	4,000	10,270
Seino Holdings Co., Ltd.	4,000	31,243
Seiren Co., Ltd.	2,600	14,395
Sekisui Chemical Co., Ltd.	12,000	70,656
Sekisui House, Ltd.	5,000	46,939
Seven & I Holdings Co., Ltd.	3,700	86,682
#Sharp Corp.	2,000	22,115
Shiga Bank, Ltd.	7,000	43,207
Shikoku Bank, Ltd.	5,000	18,094
Shima Seiki Manufacturing Co., Ltd.	400	10,025
Shimachu Co., Ltd.	1,000	21,178
Shimano, Inc.	600	24,162
Shimizu Corp.	10,000	40,908
Shin-Etsu Chemical Co., Ltd.	500	26,816
Shinko Electric Industries Co., Ltd.	700	10,983
Shinko Plantech Co., Ltd.	1,300	10,596
*Shinsei Bank, Ltd.	2,000	2,957
Shiseido Co., Ltd.	1,000	16,311
Shizuoka Bank, Ltd.	9,000	88,298
Shochiku Co., Ltd.	3,000	24,845
Showa Denko K.K.	23,000	42,668
Showa Shell Sekiyu K.K.	2,300	25,640
Sinanen Co., Ltd.	4,000	20,021
SKY Perfect JSAT Holdings, Inc.	35	13,080
SMC Corp.	400	44,990
SMK Corp.	3,000	16,859
Snow Brand Milk Products Co., Ltd.	7,000	23,101
Sohgo Security Services Co., Ltd.	1,500	16,896
Sojitz Corp.	35,400	73,568
Sompo Japan Insurance, Inc.	13,000	85,855
Sony Corp.	1,200	33,448
Sony Corp. Sponsored ADR	5,400	150,984
Star Micronics Co., Ltd.	700	7,091
Sumisho Computer Systems Corp.	1,200	20,233
Sumitomo Bakelite Co., Ltd.	5,000	28,070
Sumitomo Corp.	3,700	36,403
Sumitomo Electric Industries, Ltd.	5,800	71,951
Sumitomo Forestry Co., Ltd.	3,600	28,608
Sumitomo Heavy Industries, Ltd.	2,000	9,599
*Sumitomo Light Metal Industries, Ltd.	9,000	8,798
Sumitomo Metal Industries, Ltd.	5,000	12,382
Sumitomo Metal Mining Co., Ltd.	1,000	15,038
Sumitomo Mitsui Financial Group, Inc.	2,900	123,445
#Sumitomo Osaka Cement Co., Ltd.	11,000	20,864
Sumitomo Realty & Development Co., Ltd.	1,000	20,505
Sumitomo Rubber Industries, Ltd.	4,300	37,230
Sumitomo Trust & Banking Co., Ltd.	6,000	32,706
Sumitomo Warehouse Co., Ltd.	4,000	16,876
Suruga Bank, Ltd.	4,000	42,272
*SWCC Showa Holdings Co., Ltd.	14,000	16,344
T&D Holdings, Inc.	750	21,891
Tadano, Ltd.	2,000	9,548
#Taiheiyo Cement Corp.	24,000	36,143
Taiho Kogyo Co., Ltd.	1,300	9,398
Taikisha, Ltd.	2,000	21,933
Taisei Corp.	25,000	56,535
Taiyo Nippon Sanso Corp.	3,000	28,687
#Taiyo Yuden Co., Ltd.	2,000	27,204
Takara Standard Co., Ltd.	4,000	23,686

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Takasago International Corp.	4,000	$21,506
Takasago Thermal Engineering Co., Ltd.	2,000	17,606
#*Takashimaya Co., Ltd.	7,000	57,499
*Takuma Co., Ltd.	4,000	9,645
TDK Corp.	500	26,155
TDK Corp. Sponsored ADR	1,000	52,300
Teijin, Ltd.	7,000	22,112
Tenma Corp.	1,200	14,389
THK Co., Ltd.	3,000	49,070
TKC Corp.	1,100	21,189
Toagosei Co., Ltd.	6,000	18,154
Tobu Railway Co., Ltd.	6,000	36,392
Tochigi Bank, Ltd.	4,000	19,270
Toda Corp.	6,000	22,849
Toho Bank, Ltd.	5,000	22,579
Toho Gas Co., Ltd.	7,000	28,158
Toho Titanium Co., Ltd.	600	9,685
Tohuku Electric Power Co., Inc.	1,200	24,968
#Tokai Carbon Co., Ltd.	2,000	10,646
Tokai Rika Co., Ltd.	2,100	41,724
Tokai Tokyo Financial Holdings, Inc.	11,000	40,125
Tokio Marine Holdings, Inc.	5,200	149,896
Tokushima Bank, Ltd.	3,000	15,698
Tokuyama Corp.	4,000	30,079
Tokyo Electric Power Co., Ltd.	1,800	46,080
Tokyo Gas Co., Ltd.	5,000	18,327
Tokyo Ohka Kogyo Co., Ltd.	1,000	21,323
Tokyo Seimitsu Co., Ltd.	700	9,639
Tokyo Steel Manufacturing Co., Ltd.	3,900	43,044
Tokyo Style Co., Ltd.	2,000	16,046
Tokyo Tatemono Co., Ltd.	11,000	53,559
Tokyo Tomin Bank, Ltd.	700	13,060
*Tokyu Construction Co., Ltd.	4,060	12,114
Tokyu Corp.	4,000	19,516
#Tokyu Land Corp.	2,000	8,020
Toppan Forms Co., Ltd.	2,100	26,367
Toppan Printing Co., Ltd.	9,000	91,612
Topre Corp.	2,200	18,745
Topy Industries, Ltd.	7,000	16,416
Toray Industries, Inc.	5,000	24,962
Toshiba Corp.	4,000	17,654
Toshiba Machine Co., Ltd.	8,000	29,188
*Toshiba TEC Corp.	4,000	17,073
Tosoh Corp.	4,000	11,672
#TOTO, Ltd.	7,000	47,873
*Towa Bank, Ltd.	18,000	11,796
Toyo Engineering Corp.	4,000	12,443
Toyo Ink Manufacturing Co., Ltd.	6,000	19,619
Toyo Kanetsu K.K.	5,000	9,843
Toyo Kohan Co., Ltd.	4,000	15,455
Toyo Seikan Kaisha, Ltd. (6899967)	1,000	24,921
Toyo Seikan Kaisha, Ltd. (6900267)	4,300	91,891
*Toyo Tire & Rubber Co., Ltd.	4,000	8,688
Toyobo Co., Ltd.	19,000	35,629
Toyoda Gosei Co., Ltd.	600	18,460
Toyota Auto Body Co., Ltd.	1,300	24,363
Toyota Motor Corp. Sponsored ADR	2,600	218,868
Toyota Tsusho Corp.	1,200	18,343
#*Trans Cosmos, Inc.	1,200	15,184
Trend Micro, Inc.	500	17,201
Tsubakimoto Chain Co.	3,000	10,318

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
TV Asahi Corp.	12	$18,403
Ube Industries, Ltd.	13,000	37,432
#Ulvac, Inc.	1,300	34,927
Uni-Charm Corp.	400	32,349
*Uniden Corp.	3,000	8,650
Union Tool Co.	600	16,563
*Unitika, Ltd.	16,000	14,323
UNY Co., Ltd.	6,000	48,716
Ushio, Inc.	1,700	31,975
USS Co., Ltd.	340	21,193
#Wacoal Corp.	2,000	25,647
West Japan Railway Co.	5	15,936
Xebio Co., Ltd.	700	15,168
Yamada Denki Co., Ltd.	430	26,843
Yamagata Bank, Ltd.	4,000	21,590
Yamaguchi Financial Group, Inc.	6,000	81,815
Yamaha Corp.	2,700	35,712
Yamaha Motor Co., Ltd.	2,300	28,456
Yamanashi Chuo Bank, Ltd.	4,000	20,567
Yamatake Corp.	800	17,534
Yamato Holdings Co., Ltd.	5,000	73,988
Yamato Kogyo Co., Ltd.	600	18,644
Yamazaki Baking Co., Ltd.	3,000	37,568
Yaskawa Electric Corp.	2,000	14,139
Yodogawa Steel Works, Ltd.	4,000	19,084
*Yokogawa Electric Corp.	3,300	25,696
Yokohama Reito Co., Ltd.	3,000	18,844
Yokohama Rubber Co., Ltd.	7,000	37,036
Yoshimoto Kogyo Co., Ltd.	1,400	17,076
#Zensho Co., Ltd.	2,000	11,911
Zeon Corp.	2,000	8,308

TOTAL JAPAN		17,302,464

NETHERLANDS — (2.3%)
Aalberts Industries NV	1,289	11,971
Aegon NV	23,569	172,395
#Akzo Nobel NV	876	48,069
Arcadis NV	762	14,377
#ArcelorMittal	6,554	236,200
*ASM International NV	1,438	24,261
ASML Holding NV	2,445	63,846
ASML Holding NV ADR	200	5,202
Exact Holding NV	330	8,673
Fugro NV	1,836	82,453
Grontmij NV	332	8,249
#*Heijmans NV	372	567
Imtech NV	693	14,739
ING Groep NV Sponsored ADR	8,300	107,402
Kas Bank NV	70	1,097
Koninklijke Ahold NV	12,011	136,442
Koninklijke Bam Groep NV	2,021	17,714
Koninklijke Boskalis Westminster NV	1,929	48,172
#Koninklijke KPN NV	5,112	76,889
Koninklijke Ten Cate NV	874	16,560
Koninklijke Vopak NV	1,060	63,538
Nutreco Holding NV	612	26,284
Oce NV	1,378	6,803
Philips Electronics NV	10,051	228,809
Philips Electronics NV ADR	100	2,276
#*Randstad Holdings NV	1,654	57,321
Reed Elsevier NV ADR	952	19,859

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#SBM Offshore NV	3,901	$74,675
Sligro Food Group NV	627	16,579
#Smit Internationale NV	458	31,990
*SNS Reaal Groep NV	3,557	20,445
#Telegraaf Media Groep NV	853	14,078
TKH Group NV	794	11,545
#Unilever NV	5,295	144,309
*Unit 4 Agresso NV	493	8,863
*USG People NV	851	11,337
*Van der Moolen Holding NV	728	1,159
Wavin NV	1,272	2,335
Wolters Kluwer NV	4,568	89,702

TOTAL NETHERLANDS		1,927,185

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	11,327	8,235
Contact Energy, Ltd.	4,628	19,286
Fletcher Building, Ltd.	2,708	12,840
Infratil, Ltd.	10,572	12,582
New Zealand Oil & Gas, Ltd.	32,508	34,867
New Zealand Refining Co., Ltd.	3,517	16,530
Nuplex Industries, Ltd.	4,562	5,725
Port of Tauranga, Ltd.	2,031	8,524
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	17,689
Trustpower, Ltd.	2,795	14,416

TOTAL NEW ZEALAND		150,694

NORWAY — (0.9%)
*Acta Holding ASA	9,500	4,034
Aker Kvaerner ASA	750	6,446
*Aktiv Kapital ASA	600	3,716
Atea ASA	2,400	11,968
*BW Offshore, Ltd.	4,000	4,691
*Camillo Eitze & Co. ASA	800	1,281
*Cermaq ASA	1,600	11,388
*DnB NOR ASA Series A	6,800	59,299
*DOF ASA	1,400	8,110
*EDB Business Partner ASA	1,800	5,300
Ekornes ASA	300	4,274
#*Eltek ASA	1,600	1,123
Ganger Rolf ASA	670	16,121
Kongsberg Gruppen ASA	640	7,725
#*Marine Harvest	50,000	31,487
*Norsk Hydro ASA	18,400	108,154
*Norsk Hydro ASA Sponsored ADR	3,400	20,060
*Norske Skogindustrier ASA Series A	7,052	11,195
Orkla ASA	7,600	60,474
*Petroleum-Geo Services ASA	5,900	41,454
Prosafe ASA	3,000	15,770
*Prosafe Production Public, Ltd.	3,000	5,637
#*Renewable Energy Corp. ASA	538	4,276
*Schibsted ASA	850	9,684
#*SeADRill, Ltd.	2,600	41,897
#*Sevan Marine ASA	3,200	4,184
*Songa Offshore SE	800	2,894
StatoilHydro ASA Sponsored ADR	3,931	84,320
*Storebrand ASA	5,600	30,296
#*Subsea 7, Inc.	1,200	13,904
Tandberg ASA Series A	900	19,125
*Telenor ASA	1,553	14,340
*TGS Nopec Geophysical Co. ASA	2,845	32,301

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Tomra Systems ASA	2,200	$8,369
Veidekke ASA	1,440	8,469
Wilh. Wilhelmsen ASA	350	6,292
#Yara International ASA	940	29,204

TOTAL NORWAY		749,262

PORTUGAL — (0.5%)
Banco BPI SA	4,547	12,295
Banco Comercial Portugues SA	59,958	64,045
#Banco Espirito Santo SA	10,994	68,650
Brisa SA	3,774	31,229
#Cimpor Cimentos de Portugal SA	6,612	50,234
#Energias de Portugal SA	9,374	37,145
#Galp Energia SGPS SA Series B	1,072	14,011
Jeronimo Martins SGPS SA	2,344	16,456
#Mota-Engil SGPS SA	2,737	11,654
Portucel-Empresa Produtora de Pasta de Papel SA	3,351	8,203
#Portugal Telecom SA	5,451	55,730
#PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	8,540
Sociedade de Investimento e Gestao SGPS SA	897	8,220
*Sonae Capital SGPS SA	1,744	1,761
*Sonae Industria SGPS SA	1,680	5,119
#Sonae SGPS SA	13,955	14,661
*Sonaecom SGPS SA	3,677	9,640

TOTAL PORTUGAL		417,593

SINGAPORE — (1.2%)
Allgreen Properties, Ltd.	19,000	15,809
Bukit Sembawang Estates, Ltd.	2,000	5,360
*Chartered Semiconductor Manufacturing, Ltd.	21,600	33,620
*Chartered Semiconductor Manufacturing, Ltd. ADR	280	4,410
City Developments, Ltd.	5,000	35,162
Comfortdelgro Corp., Ltd.	21,000	22,594
DBS Group Holdings, Ltd.	10,500	101,283
*Delong Holdings, Ltd.	10,000	6,245
*Ezra Holdings, Ltd.	8,000	8,553
Guocoland, Ltd.	9,000	13,206
Hotel Properties, Ltd.	7,000	8,985
Hyflux, Ltd.	8,000	14,659
Jardine Cycle & Carriage, Ltd.	4,103	67,195
Keppel Corp., Ltd.	3,000	17,471
Keppel Land, Ltd.	5,000	9,233
Keppel Telecommunications and Transportation, Ltd.	6,000	6,330
Kim Eng Holdings, Ltd.	9,100	12,686
MobileOne, Ltd.	7,000	8,158
*Neptune Orient Lines, Ltd.	19,250	22,202
Overseas-Chinese Banking Corp., Ltd.	12,348	67,045
#Raffles Education Corp., Ltd.	15,319	6,906
SembCorp Industries, Ltd.	14,000	31,162
SembCorp Marine, Ltd.	8,400	18,201
Singapore Airlines, Ltd.	8,600	80,575
Singapore Land, Ltd.	4,000	14,583
Singapore Petroleum Co., Ltd.	4,000	17,323
Singapore Post, Ltd.	14,000	8,749
Singapore Press Holdings, Ltd.	22,000	54,836
Singapore Technologies Engineering, Ltd.	9,000	16,438
Singapore Telecommunications, Ltd.	13,000	31,594
SMRT Corp., Ltd.	15,000	17,704
Tat Hong Holdings, Ltd.	10,000	7,484
United Engineers, Ltd.	6,000	7,163
United Industrial Corp., Ltd.	23,000	29,837

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
United Overseas Bank, Ltd.	6,000	$73,650
UOB-Kay Hian Holdings, Ltd.	12,000	12,924
UOL Group, Ltd.	16,000	38,837
Venture Corp., Ltd.	4,000	26,530
WBL Corp., Ltd.	8,000	22,219
Wheelock Properties, Ltd.	13,000	16,345
Wilmar International, Ltd.	11,000	45,684

TOTAL SINGAPORE		1,058,950

SPAIN — (3.1%)
Abengoa SA	505	12,941
Abertis Infraestructuras SA	1,579	32,725
Acciona SA	375	45,245
Acerinox SA	5,339	105,910
Actividades de Construccion y Servicios SA	1,262	67,281
Antena 3 de Television SA	1,085	10,665
Banco Bilbaovizcaya Sponsored ADR	18,391	302,348
#Banco de Sabadell SA	15,749	104,954
Banco de Valencia SA	3,325	32,463
Banco Espanol de Credito SA	1,229	15,277
Banco Guipuzcoano SA	1,547	9,700
Banco Pastor SA	1,469	11,906
#Banco Popular Espanol SA	11,348	102,155
Banco Santander SA	820	11,874
Banco Santander SA Sponsored ADR	40,500	585,630
Bankinter SA	4,250	48,278
Bolsas y Mercados Espanoles	711	23,008
Cementos Portland Valderrivas SA	166	7,707
Cia Espanola de Petroleous SA	473	18,375
Construcciones y Auxiliar de Ferrocarriles SA	22	9,849
Ebro Puleva SA	3,220	53,235
Enagas SA	2,468	48,797
Fomento de Construcciones y Contratas SA	1,348	54,068
Gamesa Corporacion Tecnologica SA	2,284	49,407
Gas Natural SDG SA	3,108	58,117
Gestevision Telecinco SA	837	9,550
Grupo Catalana Occidente SA	923	18,913
Grupo Empresarial Ence SA	2,018	6,314
Grupo Ferrovial SA	1,911	65,636
Iberdrola SA	8,892	76,238
Indra Sistemas SA	974	22,382
Industria de Diseno Textil SA	424	22,817
*La Seda de Barcelona SA	11,551	5,555
*NH Hoteles I09	910	3,632
NH Hoteles SA	1,365	5,450
Obrascon Huarte Lain SA	479	11,579
Papeles y Cartones de Europa SA	3,157	12,625
Pescanova SA	208	7,207
*Promotora de Informaciones SA	1,912	10,493
Prosegur Cia de Seguridad SA	514	17,856
*Realia Business SA	980	2,184
Red Electrica Corporacion SA	1,553	72,902
Repsol YPF SA Sponsored ADR	7,300	170,309
*Sacyr Vallehermoso SA	2,561	41,008
Service Point Solutions SA	6,431	10,350
Sol Melia SA	953	6,620
#*SOS Cuetara SA	1,043	5,306
Telefonica SA Sponsored ADR	1,900	141,816
Tubacex SA	1,844	6,857
Tubos Reunidos SA	4,346	12,092
Vidrala SA	338	8,045

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Viscofan SA	830	$19,484
Zardoya Otis SA	1,132	25,729

TOTAL SPAIN		2,640,864

SWEDEN — (2.5%)
#Aarhuskarlshamn AB	500	7,000
AF AB Series B	700	13,406
#Alfa Laval AB	2,100	22,874
Assa Abloy AB Series B	4,800	79,166
#Atlas Copco AB Series A	3,000	35,757
Atlas Copco AB Series B	1,800	19,086
Axfood AB	350	8,620
B&B Tools AB	600	6,361
*Bilia AB Series A	1,300	8,846
Boliden AB	8,001	86,231
*Electrolux AB Series B	5,400	101,328
*Eniro AB	644	2,182
Hakon Invest AB	900	9,638
*Haldex AB	1,000	7,314
#Hennes & Mauritz AB Series B	1,050	62,575
#Hexagon AB	3,968	43,171
Hoganas AB Series B	900	12,067
#Holmen AB Series B	1,500	41,276
*Husqvarna AB Series A	2,550	15,045
*Husqvarna AB Series B	3,600	22,706
#*JM AB	1,200	10,042
*LBI International AB	2,800	4,460
Lindab International AB	600	5,050
*Loomis AB	664	6,395
#*Lundin Petroleum AB	6,000	53,148
Modern Times Group AB Series B	450	16,813
NCC AB Series B	1,600	16,411
*Nobia AB	4,200	19,174
Nordea Bank AB	27,436	265,387
Oriflame Cosmetics SA	750	37,263
*Pa Resources AB	3,400	12,293
Sandvik AB	3,993	38,054
*SAS AB	75,000	37,945
#Securitas AB Series B	3,324	31,333
#*Skandinaviska Enskilda Banken AB Series A	6,914	38,455
Skanska AB Series B	9,455	132,665
SKF AB Series B	1,600	24,004
Skistar AB	883	13,532
#SSAB AB Series A	1,900	24,877
#SSAB AB Series B	700	8,371
Svenska Cellulosa AB Series B	9,217	118,483
#Svenska Handelsbanken AB Series A	7,472	182,450
#*Swedbank AB Series A	5,862	45,164
Tele2 AB Series B	3,701	49,804
Telefonaktiebolaget LM Erricson Sponsored ADR	13,800	134,136
#TeliaSonera AB	16,349	104,892
*Trelleborg AB Series B	4,200	21,139
Volvo AB Series A	2,200	15,623
#Volvo AB Series B	6,532	47,747

TOTAL SWEDEN		2,119,759

SWITZERLAND — (4.5%)
ABB, Ltd. Sponsored ADR	6,500	118,820
Adecco SA	2,404	115,845
Allreal Holding AG	202	24,585
*Aryzta AG	1,267	44,241

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Ascom Holding AG	1,836	$23,477
*Athris Holding AG	13	10,827
Baloise-Holding AG	1,560	124,323
*Bank Sarasin & Cie AG Series B	700	22,813
Banque Cantonale Vaudoise	54	19,069
#Barry Callebaut AG	34	19,740
Berner Kantonalbank AG	107	22,992
BKW FMB Energie AG	158	12,223
*Bobst Group AG	277	8,767
Bucher Industries AG	173	18,923
*Clariant AG	6,413	47,996
*Compagnie Financiere Richemont SA Series A	6,895	169,433
Credit Suisse Group AG Sponsored ADR	4,900	232,113
Daetwyler Holding AG	297	12,479
*Dufry Group	227	8,838
#EFG International AG	1,159	14,261
Elektrizitaets-Gesellschaft Laufenberg AG	13	11,799
EMS-Chemie Holding AG	265	27,988
Energiedienst Holding AG	604	28,243
Flughafen Zuerich AG	73	19,994
Forbo Holding AG	50	11,029
Geberit AG	144	20,088
George Fisher AG	108	22,753
Givaudan SA	194	129,848
Gurit Holding AG	16	7,562
Helvetia Holding AG	150	41,902
*Holcim, Ltd.	4,428	268,799
Julius Baer Holdings AG	1,643	78,448
Kudelski SA	1,531	28,919
Kuoni Reisen Holding AG	48	14,482
Lindt & Spruengli AG	1	23,856
#*Logitech International SA	1,706	28,733
Luzerner Kantonalbank AG	48	11,681
Nestle SA	10,338	424,834
#*Oerlikon Corp. AG	249	14,358
Panalpina Welttransport Holding AG	158	12,124
*Petroplus Holdings AG	1,062	16,874
*PubliGroupe SA	64	4,772
*Rieters Holdings AG	124	23,183
Romande Energie Holding SA	7	12,608
Schweizerische National-Versicherungs-Gesellschaft AG	546	13,652
#SGS SA	40	47,247
Sika AG	34	40,651
St. Galler Kantonalbank	70	25,905
Sulzer AG	460	30,356
#Swatch Group AG(7184725)	611	111,833
Swatch Group AG(7184736)	649	24,120
Swiss Life Holding AG	1,010	101,057
Swiss Re	5,759	219,961
Swisscom AG	62	20,369
Syngenta AG ADR	5,400	247,968
#*Temenos Group AG	384	7,706
*UBS AG	7,536	110,324
Valiant Holding AG	443	83,153
Valora Holding AG	83	16,914
Vontobel Holdings AG	600	19,146
Zurich Financial Services AG	2,043	401,200

TOTAL SWITZERLAND		3,878,204

UNITED KINGDOM — (16.8%)
Aberdeen Asset Management P.L.C.	16,024	33,344

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Admiral Group P.L.C.	417	$6,672
Aegis Group P.L.C.	20,061	27,632
Aga Rangemaster Group P.L.C.	1,374	2,961
Aggreko P.L.C.	1,979	18,095
Amec P.L.C.	7,444	87,660
Amlin P.L.C.	11,960	66,420
*Anglo American P.L.C.	6,671	215,142
Anglo Pacific Group P.L.C.	2,760	7,840
Antofagasta P.L.C.	2,036	25,759
ARM Holdings P.L.C. Sponsored ADR	7,300	46,647
Arriva P.L.C.	5,063	36,703
Ashtead Group P.L.C.	14,650	15,053
Associated British Foods P.L.C.	5,660	75,099
Atkins WS P.L.C.	1,777	18,895
*Autonomy Corp. P.L.C.	1,503	29,515
Aveva Group P.L.C.	1,057	14,284
Aviva P.L.C.	43,610	254,579
Babcock International Group P.L.C.	6,695	52,646
BAE Systems P.L.C	22,377	114,719
Balfour Beatty P.L.C.	6,343	32,408
Barclays P.L.C.	44,946	228,368
Barclays P.L.C. Sponsored ADR	13,100	269,074
BBA Aviation P.L.C.	10,521	23,791
*Beazley P.L.C.	13,422	22,951
Bellway P.L.C.	2,995	36,793
*Berkeley Group Holdings P.L.C. (The)	2,238	30,891
BG Group P.L.C.	2,990	49,947
BG Group P.L.C. Sponsored ADR	1,400	117,488
BHP Billiton P.L.C. ADR	3,200	169,280
Bodycote P.L.C.	4,899	11,686
Bovis Homes Group P.L.C.	1,341	10,356
BP P.L.C. Sponsored ADR	18,900	945,756
*Bradford & Bingley P.L.C.	11,247	—
Brewin Dolphin Holdings P.L.C.	8,248	19,070
Brit Insurance Holdings P.L.C.	8,280	28,884
*British Airways P.L.C.	8,530	20,101
*British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	43,632
Britvic P.L.C.	2,726	15,525
BSS Group P.L.C.	3,111	13,488
BT Group P.L.C. Sponsored ADR	2,400	50,592
Bunzl P.L.C.	3,184	27,567
Burberry Group P.L.C.	9,093	69,887
Cable and Wireless P.L.C.	32,161	77,472
Cadbury P.L.C. Sponsored ADR	1,984	78,428
*Cairn Energy P.L.C.	1,499	59,940
Capita Group P.L.C.	2,990	33,346
Carillion P.L.C.	12,077	52,519
Carnival P.L.C.	942	27,314
Carnival P.L.C. ADR	2,700	77,760
*Carphone Warehouse Group P.L.C.	5,939	17,822
Catlin Group, Ltd.	12,301	63,514
Centrica P.L.C.	14,387	52,982
Charter International P.L.C.	1,956	18,316
Chesnara P.L.C.	3,877	10,041
Chloride Group P.L.C.	5,862	13,936
Close Brothers Group P.L.C.	5,243	60,527
Cobham P.L.C.	11,022	32,991
Collins Stewart P.L.C.	7,841	9,969
Compass Group P.L.C.	24,559	131,943
Cookson Group P.L.C.	189	983
Croda International P.L.C.	1,405	13,541

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*CSR P.L.C.	2,830	$20,189
Daily Mail & General Trust P.L.C. Series A	4,069	20,316
Dairy Crest Group P.L.C.	2,589	14,228
*Dana Petroleum P.L.C.	2,138	48,805
Davis Service Group P.L.C.	4,657	26,196
De la Rue P.L.C.	3,049	42,409
Dignity P.L.C.	672	6,861
Dimension Data Holdings P.L.C.	17,382	17,496
Domino Printing Sciences P.L.C.	2,941	11,905
Drax Group P.L.C.	4,837	32,354
DS Smith P.L.C.	10,291	12,936
DSG International P.L.C.	49,297	22,796
DTZ Holdings P.L.C.	2,791	3,146
*easyJet P.L.C.	1,150	5,807
*Enterprise Inns P.L.C.	11,823	28,169
Evolution Group P.L.C.	5,744	12,823
Experian P.L.C.	10,890	89,881
*F&C Asset Management P.L.C.	6,814	8,344
Fenner P.L.C.	3,512	5,696
Filtrona P.L.C.	4,670	10,081
Findel P.L.C.	1,414	834
Firstgroup P.L.C.	1,786	9,893
Forth Ports P.L.C.	318	5,233
Friends Provident Group P.L.C.	68,137	79,631
G4S P.L.C.	31,351	111,858
*Galiform P.L.C.	7,492	6,880
Game Group P.L.C.	10,090	24,765
*GKN P.L.C.	42,079	72,137
Go-Ahead Group P.L.C.	487	9,785
Greggs P.L.C.	1,490	9,813
Halfords Group P.L.C.	4,424	25,749
Halma P.L.C.	13,080	41,750
Hays P.L.C.	7,814	12,438
Helical Bar P.L.C.	3,459	19,655
Helphire P.L.C.	4,847	2,999
Henderson Group P.L.C.	12,095	21,282
Hiscox, Ltd.	10,981	55,501
Home Retail Group P.L.C.	5,486	28,770
Homeserve P.L.C.	565	12,973
HSBC Holdings P.L.C. Sponsored ADR	22,369	1,134,108
Hunting P.L.C.	2,655	18,474
Huntsworth P.L.C.	9,410	9,198
ICAP P.L.C.	9,292	70,390
IG Group Holdings P.L.C.	3,367	16,943
IMI P.L.C.	7,064	40,137
*Informa P.L.C.	6,253	25,013
Inmarsat P.L.C.	3,198	29,595
Innovation Group P.L.C.	28,710	5,026
Intercontinental Hotels Group P.L.C.	2,736	31,017
Intercontinental Hotels Group P.L.C. ADR	1,600	18,112
Intermediate Capital Group P.L.C.	2,842	9,219
International Personal Finance P.L.C.	11,639	26,083
International Power P.L.C.	44,274	188,804
Interserve P.L.C.	2,216	7,261
Intertek Group P.L.C.	2,205	38,307
Invensys P.L.C.	5,798	25,000
*Investec P.L.C.	11,729	79,260
*IP Group P.L.C.	4,973	3,328
*ITV P.L.C.	97,376	65,408
Jardine Lloyd Thompson Group P.L.C.	2,600	18,805
JJB Sports P.L.C.	5,642	2,588

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
JKX Oil and Gas P.L.C.	3,242	$12,454
John Wood Group P.L.C.	14,289	63,671
Johnson Matthey P.L.C.	4,293	101,358
*Johnston Press P.L.C.	9,724	2,480
*Kazakhmys P.L.C.	4,093	58,595
Kcom Group P.L.C.	13,914	6,685
Keller Group P.L.C.	1,423	15,204
Kesa Electricals P.L.C.	3,132	6,821
Kingfisher P.L.C.	69,403	247,018
Laird P.L.C.	4,593	13,318
Legal and General Group P.L.C.	127,022	136,651
Lloyds Banking Group P.L.C.	6,295	8,945
Lloyds Banking Group P.L.C. Sponsored ADR	1,230	6,974
Logica P.L.C.	27,824	47,096
London Stock Exchange Group P.L.C.	1,107	13,176
Lonmin P.L.C.	4,235	97,715
Low & Bonar P.L.C.	7,100	3,879
Man Group P.L.C.	9,204	42,538
Marks & Spencer Group P.L.C.	12,946	74,900
Marshalls P.L.C.	2,962	4,839
McBride P.L.C.	5,164	12,613
Meggitt P.L.C.	17,826	53,531
Melrose P.L.C.	5,249	10,100
Michael Page International P.L.C.	4,900	24,704
Millennium and Copthorne Hotels P.L.C.	3,962	18,496
Misys P.L.C.	5,545	16,801
Mitie Group P.L.C.	7,518	29,772
Mondi P.L.C.	11,215	49,658
Morgan Crucible Co. P.L.C.	3,198	6,881
Morgan Sindall P.L.C.	778	8,046
N Brown Group P.L.C.	2,652	10,268
National Express Group P.L.C.	3,215	18,144
National Grid P.L.C.	2,603	24,282
National Grid P.L.C. Sponsored ADR	1,200	56,184
Next P.L.C.	2,196	62,616
Northern Foods P.L.C.	9,001	9,229
Northgate P.L.C.	1,850	387
Northumbrian Water Group P.L.C.	6,594	25,726
Novae Group P.L.C.	2,639	13,043
Old Mutual P.L.C.	55,744	89,414
Pearson P.L.C. Sponsored ADR	12,900	149,511
Pennon Group P.L.C.	3,850	29,362
*Persimmon P.L.C.	6,696	50,365
Phoenix IT Group, Ltd.	1,920	6,981
*Premier Foods P.L.C.	29,236	18,876
*Premier Oil P.L.C.	1,761	36,379
Provident Financial P.L.C.	1,379	18,585
Prudential P.L.C.	14,992	112,272
Prudential P.L.C. ADR	6,900	103,707
Psion P.L.C.	4,455	4,947
*Punch Taverns P.L.C.	12,288	21,550
Qinetiq P.L.C.	2,589	5,841
Quintain Estates & Development P.L.C.	3,502	4,832
Rathbone Brothers P.L.C.	754	9,437
Reckitt Benckiser Group P.L.C.	671	32,237
#Reed Elsevier P.L.C. ADR	1,125	31,883
Regus P.L.C.	13,221	15,404
Renishaw P.L.C.	2,587	17,520
*Rentokil Initial P.L.C.	20,074	32,538
Rexam P.L.C.	10,239	40,246
Rio Tinto P.L.C.	948	39,490

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Rio Tinto P.L.C. Sponsored ADR	500	$83,790
Robert Wiseman Dairies P.L.C.	1,693	11,564
*Rolls-Royce Group P.L.C.(3283648)	20,960	144,974
*Rolls-Royce Group P.L.C.(B526QW4)	1,798,368	3,004
Rotork P.L.C.	944	14,060
Royal Dutch Shell P.L.C. ADR	19,700	1,034,841
RPS Group P.L.C.	5,472	17,465
RSA Insurance Group P.L.C.	53,278	112,737
Sage Group P.L.C.	15,888	51,876
Sainsbury (J.) P.L.C.	16,870	89,497
Savills P.L.C.	4,011	22,429
Schroders P.L.C.	3,549	57,803
Schroders P.L.C. Non-Voting	871	12,057
Scottish & Southern Energy P.L.C.	3,532	65,352
*SDL P.L.C.	2,030	12,129
Senior P.L.C.	9,084	6,113
Serco Group P.L.C.	7,105	47,909
Severfield-Rowen P.L.C.	1,606	4,729
Severn Trent P.L.C.	1,705	27,582
Shanks Group P.L.C.	13,706	17,628
SIG P.L.C.	8,856	18,002
*Soco International P.L.C.	876	18,918
Spectris P.L.C.	2,815	26,199
Speedy Hire P.L.C.	1,158	677
Spirax-Sarco Engineering P.L.C.	1,500	23,010
Spirent Communications P.L.C.	47,046	55,035
St. James’s Place P.L.C.	4,098	12,409
St. Modwen Properties P.L.C.	3,552	12,032
Stagecoach Group P.L.C.	11,463	25,963
Standard Chartered P.L.C.	23,394	555,392
Standard Life P.L.C.	31,828	105,016
Tate & Lyle P.L.C.	10,333	63,374
Tesco P.L.C.	20,783	127,253
Thomas Cook Group P.L.C.	17,383	63,040
Thomson Reuters P.L.C.	2,938	94,054
Tomkins P.L.C.	17,697	52,429
Tomkins P.L.C. Sponsored ADR	2,300	26,979
Travis Perkins P.L.C.	3,041	41,385
Trinity Mirror P.L.C.	7,656	10,475
TT electronics P.L.C.	3,593	2,460
TUI Travel P.L.C.	7,598	28,826
Tullow Oil P.L.C.	5,829	96,166
*UK Coal P.L.C.	3,777	7,413
Ultra Electronics Holdings P.L.C.	795	15,154
Umeco P.L.C.	1,615	5,477
Unilever P.L.C. Sponsored ADR	3,900	102,765
United Business Media P.L.C.	5,369	38,068
United Utilities Group P.L.C.	1,964	14,785
Vedanta Resources P.L.C.	544	16,038
Vodafone Group P.L.C. Sponsored ADR	46,477	956,497
VT Group P.L.C.	2,055	16,136
Weir Group P.L.C. (The)	4,491	41,013
WH Smith P.L.C.	4,579	32,548
Whitbread P.L.C.	5,123	74,154
William Morrison Supermarkets P.L.C.	34,087	153,097
Wincanton P.L.C.	2,286	7,144
*Wolseley P.L.C.	1,516	33,924
Wolseley P.L.C. ADR	2,900	6,583
WPP P.L.C. Sponsored ADR	2,100	80,892
WSP Group P.L.C.	1,365	6,247
Xchanging P.L.C.	2,042	6,553

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Xstrata P.L.C.	4,543	$61,364
*Yell Group P.L.C.	12,406	6,362

TOTAL UNITED KINGDOM		14,340,026

TOTAL COMMON STOCKS		74,796,182

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Fortis Coupons	2,598	—

SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	700	642

UNITED KINGDOM — (0.0%)
*Findel P.L.C. Rights 08/10/09	3,394	864
*Northgate P.L.C. Rights 08/11/09	18,500	1,700
*Rexam P.L.C. Rights 08/18/09	3,723	5,188

TOTAL UNITED KINGDOM		7,752

TOTAL RIGHTS/WARRANTS		8,394

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $210,000 FNMA 5.00%, 06/01/23, valued at $178,784) to be repurchased at $176,003	$176	176,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
§@DFA Short Term Investment Fund LP	7,737,784	7,737,784
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,571,107) to be repurchased at $2,520,735	$2,521	2,520,693

TOTAL SECURITIES LENDING COLLATERAL		10,258,477

TOTAL INVESTMENTS — (100.0%) (Cost $115,419,942)##		$85,239,053

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$315,116	$4,373,057	—	$4,688,173
Austria	4,724	450,251	—	454,975
Belgium	128,142	410,932	—	539,074
Canada	6,873,606	—	—	6,873,606
Denmark	5,225	574,778	—	580,003
Finland	231,950	927,566	—	1,159,516
France	961,387	4,973,355	—	5,934,742
Germany	1,056,344	3,854,539	—	4,910,883
Greece	179,245	743,810	—	923,055
Hong Kong	2,322	1,564,944	—	1,567,266
Ireland	154,501	158,868	—	313,369
Italy	303,500	1,963,019	—	2,266,519
Japan	1,038,588	16,263,876	—	17,302,464
Netherlands	134,739	1,792,446	—	1,927,185
New Zealand	17,689	133,005	—	150,694
Norway	104,380	644,882	—	749,262
Portugal	—	417,593	—	417,593
Singapore	4,410	1,054,540	—	1,058,950
Spain	1,211,977	1,428,887	—	2,640,864
Sweden	134,136	1,985,623	—	2,119,759
Switzerland	609,728	3,268,476	—	3,878,204
United Kingdom	5,591,482	8,748,544	—	14,340,026
Rights/Warrants
Switzerland	642	—	—	642
United Kingdom	6,888	864	—	7,752
Temporary Cash Investments	—	176,000	—	176,000
Securities Lending Collateral	—	10,258,477	—	10,258,477

TOTAL	$19,070,721	$66,168,332	—	$85,239,053

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (68.5%)
Consumer Discretionary — (8.8%)
*1-800-FLOWERS.COM, Inc.	900	$2,160
*99 Cents Only Stores	1,500	21,975
*A.C. Moore Arts & Crafts, Inc.	300	1,083
Aaron’s, Inc.	1,000	27,470
*Abercrombie & Fitch Co.	1,600	45,744
#Advance Auto Parts, Inc.	600	27,738
#*Aeropostale, Inc.	600	21,840
*Alloy, Inc.	200	1,284
#*Amazon.com, Inc.	1,600	137,216
*American Apparel, Inc.	1,450	5,568
#*American Axle & Manufacturing Holdings, Inc.	600	1,320
American Eagle Outfitters, Inc.	2,850	41,012
*America’s Car-Mart, Inc.	200	4,374
*Amerigon, Inc.	600	5,046
Ameristar Casinos, Inc.	400	7,476
#*AnnTaylor Stores Corp.	1,272	15,353
#Arbitron, Inc.	800	13,024
*Arctic Cat, Inc.	300	1,848
#*ArvinMeritor, Inc.	500	3,620
*Audiovox Corp. Class A	600	4,734
#*AutoNation, Inc.	2,800	57,904
#*Bally Technologies, Inc.	400	14,484
#Barnes & Noble, Inc.	1,400	32,242
Barry (R.G.) Corp.	400	2,856
*Bassett Furniture Industries, Inc.	100	250
#*Beazer Homes USA, Inc.	400	1,288
#bebe stores, inc.	1,600	11,632
#*Bed Bath and Beyond, Inc.	1,700	59,075
Belo Corp. Class A	1,800	5,166
#Best Buy Co., Inc.	2,200	82,214
Big 5 Sporting Goods Corp.	400	5,200
#*Big Lots, Inc.	1,400	32,256
#*BJ’s Restaurants, Inc.	300	4,824
Black & Decker Corp.	1,000	37,600
*Blockbuster, Inc. Class A	800	584
*Blue Nile, Inc.	100	4,623
Blyth, Inc.	150	6,364
Bob Evans Farms, Inc.	300	8,706
*Bon-Ton Stores, Inc.	800	2,800
Books-A-Million, Inc.	500	4,635
*Borders Group, Inc.	1,500	5,955
BorgWarner, Inc.	2,900	96,251
*Boyd Gaming Corp.	700	6,433
#Brinker International, Inc.	800	13,312
*Brink’s Home Security Holdings, Inc.	800	23,856
#*Brookfield Homes Corp.	600	3,378
Brown Shoe Company, Inc.	700	5,425
#*Brunswick Corp.	2,800	20,104
#Buckle, Inc.	750	23,205
#*Buffalo Wild Wings, Inc.	200	8,070
*Build-A-Bear-Workshop, Inc.	500	2,375
Burger King Holdings, Inc.	400	6,808
#*Cabela’s, Inc.	1,300	21,073
Cablevision Systems New York Group Class A	2,300	47,081
*Cache, Inc.	200	854
#*California Pizza Kitchen, Inc.	200	3,300
#Callaway Golf Co.	1,100	7,007

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Capella Education Co.	100	$6,436
#*Career Education Corp.	700	16,044
#*CarMax, Inc.	5,200	83,876
*Carmike Cinemas, Inc.	400	3,800
*Carriage Services, Inc.	200	734
*Carrols Restaurant Group, Inc.	400	2,708
#*Carter’s, Inc.	1,200	34,008
Cato Corp. Class A	500	9,945
*Cavco Industries, Inc.	100	3,423
CBS Corp. Class A	200	1,642
#CBS Corp. Class B	6,200	50,778
#*CEC Entertainment, Inc.	100	2,917
*Centex Corp.	500	5,455
#*Charlotte Russe Holding, Inc.	500	7,505
*Charming Shoppes, Inc.	2,300	11,109
#*Cheesecake Factory, Inc.	500	9,685
#*Chico’s FAS, Inc.	2,300	26,381
#*Children’s Place Retail Stores, Inc. (The)	600	19,662
#*Chipotle Mexican Grill, Inc.	200	18,766
*Chipotle Mexican Grill, Inc. Class B	100	8,175
#Choice Hotels International, Inc.	500	13,925
Christopher & Banks Corp.	600	4,752
*Churchill Downs, Inc.	100	3,750
#Cinemark Holdings, Inc.	4,200	46,578
#*Citi Trends, Inc.	400	11,680
CKE Restaurants, Inc.	500	4,425
*Clear Channel Outdoor Holdings, Inc.	600	3,444
#Coach, Inc.	1,200	35,508
#*Coinstar, Inc.	200	6,646
*Coldwater Creek, Inc.	2,800	20,552
#*Collective Brands, Inc.	1,400	22,288
Columbia Sportswear Co.	1,100	38,951
Comcast Corp. Class A	17,300	257,078
Comcast Corp. Special Class A	6,800	95,132
#*Conn’s, Inc.	400	5,044
#Cooper Tire & Rubber Co.	1,400	20,664
*Core-Mark Holding Co., Inc.	200	5,372
#*Corinthian Colleges, Inc.	700	10,808
#Cracker Barrel Old Country Store, Inc.	200	5,772
#*Crocs, Inc.	1,300	4,446
*Crown Media Holdings, Inc.	1,700	3,451
*Culp, Inc.	400	2,636
#D.R. Horton, Inc.	6,400	74,176
Darden Restaurants, Inc.	400	12,956
#*Deckers Outdoor Corp.	300	20,283
*Destination Maternity Corp.	200	4,564
DeVry, Inc.	400	19,896
#*Dick’s Sporting Goods, Inc.	1,400	27,790
#Dillard’s, Inc. Class A	1,500	15,915
#*DineEquity, Inc.	100	2,471
*DIRECTV Group, Inc. (The)	6,352	164,517
*Discovery Communications, Inc.	2,314	51,834
#*DISH Network Corp.	1,900	32,205
#Disney (Walt) Co.	17,800	447,136
*Dolan Media Co.	1,000	13,630
*Dollar Tree, Inc.	800	36,896
#*Domino’s Pizza, Inc.	500	4,110
*Dorman Products, Inc.	400	6,548
#*DreamWorks Animation SKG, Inc.	2,000	63,020
#*Dress Barn, Inc. (The)	900	14,031
*Drew Industries, Inc.	500	9,595

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*DSW, Inc.	400	$5,396
*E.W. Scripps Co.	866	3,481
#Eastman Kodak Co.	9,350	27,770
#*Eddie Bauer Holdings, Inc.	400	26
*Einstein Noah Restaurant Group, Inc.	300	3,186
Ethan Allen Interiors, Inc.	200	2,546
Family Dollar Stores, Inc.	600	18,852
*FGX International Holdings, Ltd.	200	2,642
Finish Line, Inc. Class A	1,000	8,700
*Fisher Communications, Inc.	400	7,404
Foot Locker, Inc.	3,300	36,564
#*Ford Motor Co.	27,300	218,400
*Fossil, Inc.	600	15,804
Fred’s, Inc.	700	9,436
#*Fuel Systems Solutions, Inc.	200	5,016
*Furniture Brands International, Inc.	400	1,604
*GameStop Corp. Class A	1,500	32,835
*Gander Mountain Co.	500	2,945
#Gannett Co., Inc.	1,200	8,400
Gap, Inc.	3,500	57,120
*Garmin, Ltd.	1,800	49,788
#*Gaylord Entertainment Co.	200	2,854
*Genesco, Inc.	300	6,516
#Gentex Corp.	2,400	35,928
Genuine Parts Co.	900	31,878
*G-III Apparel Group, Ltd.	400	4,836
#*Goodyear Tire & Rubber Co.	2,500	42,550
*Great Wolf Resorts, Inc.	600	1,620
*Group 1 Automotive, Inc.	400	11,784
Guess?, Inc.	900	26,163
#*Gymboree Corp.	400	15,912
#*Hanesbrands, Inc.	900	17,910
#Harley-Davidson, Inc.	2,150	48,590
*Harman International Industries, Inc.	900	22,212
#Harte-Hanks, Inc.	2,000	21,640
Hasbro, Inc.	1,000	26,500
*Haverty Furniture Co., Inc.	300	3,222
*Hawk Corp.	200	2,850
*Heelys, Inc.	400	756
*Helen of Troy, Ltd.	600	13,050
*hhgregg, Inc.	300	5,505
#*Hibbett Sporting Goods, Inc.	200	3,682
Hillenbrand, Inc.	500	9,060
#Home Depot, Inc.	10,300	267,182
Hooker Furniture Corp.	300	4,119
#*Hot Topic, Inc.	800	6,184
#*Hovnanian Enterprises, Inc. Class A	400	1,280
*HSN, Inc.	880	8,914
*Iconix Brand Group, Inc.	1,000	17,520
Interactive Data Corp.	2,400	54,600
International Speedway Corp. Class A	300	7,671
#*Interpublic Group of Companies, Inc.	9,900	51,579
*Interval Leisure Group, Inc.	880	9,284
#*iRobot Corp.	300	3,363
#*Isle of Capri Casinos, Inc.	300	3,567
#*J. Crew Group, Inc.	500	14,080
#J.C. Penney Co., Inc.	5,500	165,825
#*Jack in the Box, Inc.	400	8,440
*Jackson Hewitt Tax Service, Inc.	200	1,210
*JAKKS Pacific, Inc.	200	2,306
#*Jarden Corp.	500	12,325

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Jo-Ann Stores, Inc.	600	$13,980
#Johnson Controls, Inc.	7,300	188,924
#Jones Apparel Group, Inc.	1,400	19,264
#*Jos. A. Bank Clothiers, Inc.	400	14,636
*Journal Communications, Inc. Class A	800	2,224
*K12, Inc.	300	5,631
#KB HOME	1,900	31,711
*Kenneth Cole Productions, Inc. Class A	100	803
*Kirkland’s, Inc.	300	4,143
*Knology, Inc.	1,000	8,600
#*Kohl’s Corp.	1,900	92,245
*Krispy Kreme Doughnuts, Inc.	900	2,754
#*K-Swiss, Inc. Class A	400	4,336
*Lakes Entertainment, Inc.	500	1,885
#*Lamar Advertising Co.	1,000	21,040
*Lazare Kaplan International, Inc.	300	750
#*La-Z-Boy, Inc.	1,400	9,478
*LeapFrog Enterprises, Inc.	1,200	3,420
#*Lear Corp.	700	150
*Learning Tree International, Inc.	200	2,146
Leggett & Platt, Inc.	4,000	69,400
#Lennar Corp. Class A	3,100	36,704
*Liberty Global, Inc. Class A	2,700	56,565
#*Liberty Global, Inc. Series C	3,000	62,520
*Liberty Media Corp. - Entertainment Class A	5,400	151,038
*Liberty Media Corp. - Entertainment Class B	200	5,649
#*Liberty Media Corp. Capital Class A	3,100	45,198
#*Liberty Media Corp. Interactive Class A	9,500	63,270
#Limited Brands, Inc.	4,900	63,406
#*Lincoln Educational Services Corp.	100	2,036
*Lithia Motors, Inc. Class A	400	4,796
#*Live Nation, Inc.	2,700	15,768
#*Liz Claiborne, Inc.	3,100	9,796
#*LKQ Corp.	3,600	64,584
*Lodgenet Entertainment Corp.	600	2,796
Lowe’s Companies, Inc.	5,000	112,300
*Luby’s, Inc.	500	2,275
*Lumber Liquidators, Inc.	300	4,926
*M/I Homes, Inc.	500	6,565
*Mac-Gray Corp.	400	4,916
#Macy’s, Inc.	7,300	101,543
*Maidenform Brands, Inc.	200	2,766
Marcus Corp. (The)	200	2,528
*Marine Products Corp.	300	1,689
*MarineMax, Inc.	700	4,711
#Marriott International, Inc. Class A	1,203	25,912
#*Martha Stewart Living Omnimedia, Inc.	700	2,408
*Marvel Entertainment, Inc.	1,100	43,516
Mattel, Inc.	3,500	61,530
*McCormick & Schmick’s Seafood Restaurants, Inc.	300	2,322
McDonald’s Corp.	4,400	242,264
McGraw-Hill Companies, Inc.	2,000	62,700
#MDC Holdings, Inc.	900	31,716
*Media General, Inc. Class A	600	2,790
*Mediacom Communications Corp.	1,200	5,748
#Men’s Wearhouse, Inc. (The)	1,300	28,093
#Meredith Corp.	800	21,176
#*Meritage Homes Corp.	700	14,980
*Midas, Inc.	300	2,961
*Modine Manufacturing Co.	900	6,885
#*Mohawk Industries, Inc.	1,700	87,686

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Morgans Hotel Group Co.	200	$972
#*Morningstar, Inc.	700	31,003
#*Movado Group, Inc.	200	2,856
*Nathan’s Famous, Inc.	200	2,600
#National CineMedia, Inc.	1,100	16,181
*Netflix, Inc.	1,000	43,940
*New York & Co., Inc.	1,300	4,680
#*New York Times Co. Class A (The)	4,300	33,841
#News Corp. Class A	14,000	144,620
#News Corp. Class B	6,100	73,322
NIKE, Inc. Class B	3,300	186,912
#Nordstrom, Inc.	1,400	37,016
#Nutri/System, Inc.	200	2,846
#*Office Depot, Inc.	9,100	41,405
#Omnicom Group, Inc.	1,900	64,600
#*O’Reilly Automotive, Inc.	1,133	46,068
#*Orient-Express Hotels, Ltd.	700	6,195
*Orleans Homebuilders, Inc.	300	990
*Outdoor Channel Holdings, Inc.	500	3,790
#*Overstock.com, Inc.	400	5,268
Oxford Industries, Inc.	200	2,742
#*P.F. Chang’s China Bistro, Inc.	200	6,782
*Pacific Sunwear of California, Inc.	1,100	3,652
*Palm Harbor Homes, Inc.	300	681
#*Panera Bread Co.	300	16,488
#*Papa John’s International, Inc.	100	2,541
#*Peet’s Coffee & Tea, Inc.	100	2,747
*Penn National Gaming, Inc.	1,400	44,394
#*Penske Automotive Group, Inc.	1,300	26,884
#Pep Boys - Manny, Moe & Jack (The)	1,600	15,888
#*PetMed Express, Inc.	300	5,568
Phillips-Van Heusen Corp.	800	28,304
*Pinnacle Entertainment, Inc.	600	6,018
*Playboy Enterprises, Inc. Class B	300	717
#Polaris Industries, Inc.	100	3,787
#Polo Ralph Lauren Corp.	300	18,915
#Pool Corp.	800	18,896
#*Priceline.com, Inc.	300	38,886
PRIMEDIA, Inc.	1,200	2,760
*Princeton Review, Inc.	300	1,626
*Quiksilver, Inc.	1,600	3,440
*RadioShack Corp.	2,100	32,571
#*Raser Technologies, Inc.	1,200	2,688
*RC2 Corp.	400	6,108
*RCN Corp.	900	6,552
*Red Robin Gourmet Burgers, Inc.	200	3,744
Regal Entertainment Group	3,200	39,808
#Regis Corp.	500	6,830
#*Rent-A-Center, Inc.	1,500	31,140
*Rentrak Corp.	200	3,660
*Retail Ventures, Inc.	400	1,332
#Ross Stores, Inc.	800	35,272
#Royal Caribbean Cruises, Ltd.	1,100	15,972
*Ruby Tuesday, Inc.	400	2,992
*Russ Berrie & Co., Inc.	500	2,620
#Ryland Group, Inc.	1,000	19,970
*Saga Communications, Inc.	100	547
#*Saks, Inc.	2,900	14,848
#*Sally Beauty Holdings, Inc.	2,500	17,450
*Scientific Games Corp.	700	12,614
Scripps Networks Interactive	800	25,824

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Service Corp. International	5,700	$36,024
*Shiloh Industries, Inc.	200	982
*Shoe Carnival, Inc.	200	2,500
*Shuffle Master, Inc.	600	4,320
*Shutterfly, Inc.	700	11,242
#*Signet Jewelers, Ltd. ADR	1,900	41,952
#*Sinclair Broadcast Group, Inc. Class A	1,000	1,870
*Skechers U.S.A., Inc. Class A	500	6,915
Skyline Corp.	100	2,427
*Smith & Wesson Holding Corp.	300	1,818
Snap-On, Inc.	1,900	67,697
#*Sonic Automotive, Inc.	500	6,150
#*Sonic Corp.	400	4,412
#Sotheby’s Class A	400	6,028
Spartan Motors, Inc.	700	4,900
Speedway Motorsports, Inc.	400	6,384
Sport Supply Group, Inc.	200	1,964
Stage Stores, Inc.	300	3,744
*Stamps.com, Inc.	300	2,589
*Standard Motor Products, Inc.	500	5,585
#*Standard Pacific Corp.	1,500	5,160
*Stanley Furniture, Inc.	200	2,200
Stanley Works (The)	800	32,120
#Staples, Inc.	6,100	128,222
#*Starbucks Corp.	4,200	74,340
*Steak n Shake Co. (The)	300	3,066
*Stein Mart, Inc.	1,000	11,030
*Steven Madden, Ltd.	200	6,412
Stewart Enterprises, Inc.	700	3,423
*Stoneridge, Inc.	400	1,776
#Sturm Ruger & Co., Inc.	300	3,744
#Superior Industries International, Inc.	700	11,046
#*Systemax, Inc.	600	7,818
*Talbots, Inc.	1,000	5,010
#Target Corp.	5,800	252,996
*Tempur-Pedic International, Inc.	500	7,415
#*Tenneco Automotive, Inc.	400	6,468
#*Texas Roadhouse, Inc.	600	6,678
Thor Industries, Inc.	1,400	33,474
*Ticketmaster Entertainment, Inc.	380	3,078
Tiffany & Co.	900	26,847
#*Timberland Co. Class A	1,600	21,824
#Time Warner Cable, Inc.	4,816	159,217
#Time Warner, Inc.	10,200	271,932
TJX Companies, Inc. (The)	1,500	54,345
#*Toll Brothers, Inc.	1,800	35,208
*Tractor Supply Co.	500	23,985
*Trans World Entertainment Corp.	1,000	1,120
#*True Religion Apparel, Inc.	500	11,180
*Tuesday Morning Corp.	1,000	4,640
Tupperware Corp.	750	25,552
*Tween Brands, Inc.	300	2,172
*Ulta Salon, Cosmetics & Fragrance, Inc.	900	10,197
#*Under Armour, Inc. Class A	700	17,003
*Unifi, Inc.	600	1,260
#Unifirst Corp.	300	11,676
*Universal Electronics, Inc.	200	4,222
#*Universal Technical Institute, Inc.	200	3,174
*Urban Outfitters, Inc.	1,100	26,444
#V.F. Corp.	400	25,876
*Vail Resorts, Inc.	400	11,444

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Valassis Communications, Inc.	1,500	$17,085
#*Viacom, Inc. Class A	300	7,404
#*Viacom, Inc. Class B	2,700	62,532
#*Volcom, Inc.	600	7,278
#WABCO Holdings, Inc.	1,300	24,713
#*Warnaco Group, Inc.	700	25,431
*Warner Music Group Corp.	1,500	8,430
Weight Watchers International, Inc.	200	5,576
*Wendy’s/Arby’s Group, Inc.	3,925	17,976
#*West Marine, Inc.	400	3,556
*Wet Seal, Inc. Class A (The)	1,700	5,610
#Whirlpool Corp.	1,800	102,762
Wiley (John) & Sons, Inc. Class A	1,300	41,457
#Williams-Sonoma, Inc.	3,400	47,804
*Winnebago Industries, Inc.	700	7,364
#*WMS Industries, Inc.	300	10,848
#Wolverine World Wide, Inc.	900	21,690
World Wrestling Entertainment, Inc.	600	7,878
*WPT Enterprises, Inc.	239	323
#Wyndham Worldwide Corp.	2,600	36,270
*Zale Corp.	300	1,776
#*Zumiez, Inc.	700	6,685

Total Consumer Discretionary		9,835,641

Consumer Staples — (6.8%)
#Alberto-Culver Co.	700	17,934
Alico, Inc.	100	3,164
*Alliance One International, Inc.	900	3,726
Altria Group, Inc.	9,800	171,794
*American Italian Pasta Co.	300	9,438
#Andersons, Inc. (The)	400	12,888
Archer-Daniels-Midland Co.	2,000	60,240
#Avon Products, Inc.	2,100	67,998
B&G Foods, Inc.	900	7,515
*Bare Escentuals, Inc.	1,620	14,353
#*BJ’s Wholesale Club, Inc.	1,400	46,690
#*Boston Beer Co., Inc. Class A	200	6,238
Brown-Forman Corp. Class B	800	35,160
#*Calavo Growers, Inc.	200	4,060
#Cal-Maine Foods, Inc.	300	8,829
#Casey’s General Stores, Inc.	700	19,201
*Central European Distribution Corp.	900	25,839
#*Chattem, Inc.	300	18,801
#*Chiquita Brands International, Inc.	1,600	19,600
#Church & Dwight Co., Inc.	700	41,286
Clorox Co.	800	48,808
Coca-Cola Co.	15,600	777,504
#Coca-Cola Enterprises, Inc.	5,000	93,950
Colgate-Palmolive Co.	4,100	297,004
ConAgra, Inc.	1,000	19,630
#Corn Products International, Inc.	1,500	42,000
Costco Wholesale Corp.	1,500	74,250
CVS Caremark Corp.	4,400	147,312
*Darling International, Inc.	1,400	9,884
#*Dean Foods Co.	3,400	72,046
Del Monte Foods Co.	3,985	38,495
#Diamond Foods, Inc.	200	5,640
#*Dr Pepper Snapple Group, Inc.	4,000	98,440
*Elizabeth Arden, Inc.	600	5,760
*Energizer Holdings, Inc.	500	32,030
#Estee Lauder Companies, Inc.	1,400	51,016

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Farmer Brothers Co.	200	$4,496
#Flowers Foods, Inc.	2,400	56,712
General Mills, Inc.	2,700	159,057
*Great Atlantic & Pacific Tea, Inc.	1,400	8,078
#*Green Mountain Coffee, Inc.	450	31,698
*Hain Celestial Group, Inc.	1,300	21,593
#*Hansen Natural Corp.	700	21,707
#Heinz (H.J.) Co.	2,500	96,150
Herbalife, Ltd.	600	20,646
#Hershey Co. (The)	1,000	39,950
Hormel Foods Corp.	1,700	61,047
*HQ Sustainable Maritime Industries, Inc.	200	1,714
Imperial Sugar Co.	300	3,987
Ingles Market, Inc. Class A	100	1,671
Inter Parfums, Inc.	350	3,577
J & J Snack Foods Corp.	300	13,002
J.M. Smucker Co.	3,000	150,090
Kellogg Co.	3,200	152,000
Kimberly-Clark Corp.	2,600	151,970
Kraft Foods, Inc.	16,300	461,942
Kroger Co. (The)	3,300	70,554
#Lancaster Colony Corp.	300	13,662
#Lance, Inc.	500	12,670
*Lifeway Foods, Inc.	300	3,912
Lorillard, Inc.	400	29,488
Mannatech, Inc.	155	544
#McCormick & Co., Inc.	1,000	32,220
*Medifast, Inc.	300	4,485
#Molson Coors Brewing Co.	1,200	54,252
Nash-Finch Co.	200	6,140
*National Beverage Corp.	800	8,536
*NBTY, Inc.	1,300	47,060
#Nu Skin Enterprises, Inc. Class A	1,000	18,010
*Nutraceutical International Corp.	200	2,490
*Omega Protein Corp.	300	1,158
*Overhill Farms, Inc.	400	2,288
*Pantry, Inc.	300	5,265
PepsiCo, Inc.	9,100	516,425
Philip Morris International, Inc.	4,000	186,400
*Physicians Formula Holdings, Inc.	200	324
*Prestige Brands Holdings, Inc.	900	5,877
*PriceSmart, Inc.	400	6,524
Procter & Gamble Co.	16,400	910,364
*Ralcorp Holdings, Inc.	900	57,159
Reliv’ International, Inc.	400	1,280
*Revlon, Inc.	650	3,939
#Reynolds American, Inc.	2,300	100,073
#Ruddick Corp.	800	18,800
#Safeway, Inc.	3,000	56,790
Sanderson Farms, Inc.	200	8,136
Sara Lee Corp.	2,100	22,344
*Smart Balance, Inc.	1,400	8,582
*Smithfield Foods, Inc.	3,800	51,490
Spartan Stores, Inc.	400	5,156
#*Star Scientific, Inc.	1,800	1,854
SUPERVALU, Inc.	3,000	44,490
*Susser Holdings Corp.	300	3,531
#Sysco Corp.	3,000	71,280
#Tootsie Roll Industries, Inc.	309	7,462
#*TreeHouse Foods, Inc.	400	12,980
#*United Natural Foods, Inc.	1,100	29,733

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Universal Corp.	500	$19,035
#Walgreen Co.	4,400	136,620
Wal-Mart Stores, Inc.	20,336	1,014,360
WD-40 Co.	300	9,069
#Weis Markets, Inc.	600	19,842
#Whole Foods Market, Inc.	3,500	84,665
#*Winn-Dixie Stores, Inc.	800	11,336

Total Consumer Staples		7,608,264

Energy — (7.1%)
#*Allis-Chalmers Energy, Inc.	900	2,070
#Alon USA Energy, Inc.	1,500	15,045
Anadarko Petroleum Corp.	3,900	187,980
Apache Corp.	2,500	209,875
#Arch Coal, Inc.	3,700	64,417
*Arena Resources, Inc.	900	29,367
#*Atlas America, Inc.	1,300	26,143
*ATP Oil & Gas Corp.	900	6,975
#*Atwood Oceanics, Inc.	1,700	49,028
Baker Hughes, Inc.	2,785	112,793
#*Basic Energy Services, Inc.	700	4,725
#Berry Petroleum Corp. Class A	1,100	26,092
*Bill Barrett Corp.	1,500	47,385
#BJ Services Co.	4,500	63,810
#*Bolt Technology Corp.	200	2,260
*Boots & Coots, Inc.	600	774
*BPZ Resources, Inc.	1,600	11,520
*Brigham Exploration Co.	900	4,392
#*Bristow Group, Inc.	700	23,170
#*Bronco Drilling Co., Inc.	700	2,940
Cabot Oil & Gas Corp.	1,700	59,721
*Cal Dive International, Inc.	3,800	33,934
*Callon Petroleum Co.	400	672
#*Cameron International Corp.	1,700	53,091
#CARBO Ceramics, Inc.	500	20,845
*Carrizo Oil & Gas, Inc.	600	11,400
#*Cheniere Energy, Inc.	1,200	3,564
#Chesapeake Energy Corp.	5,504	118,006
#Chevron Corp.	20,988	1,458,036
#Cimarex Energy Co.	2,058	73,635
*Clayton Williams Energy, Inc.	300	5,784
#*Clean Energy Fuels Corp.	1,500	13,860
*CNX Gas Corp.	1,300	38,207
*Complete Production Services, Inc.	1,000	8,260
*Comstock Resources, Inc.	929	35,767
#*Concho Resources, Inc.	1,300	39,910
*Contango Oil & Gas Co.	300	13,917
#*Continental Resources, Inc.	1,600	54,128
*CREDO Petroleum Corp.	200	2,532
*Crosstex Energy, Inc.	200	774
*Dawson Geophysical Co.	300	9,123
*Delta Petroleum Corp.	1,300	2,496
#*Denbury Resources, Inc.	3,200	53,120
#Devon Energy Corp.	3,100	180,079
#Diamond Offshore Drilling, Inc.	1,100	98,857
*Dresser-Rand Group, Inc.	2,300	66,953
*Dril-Quip, Inc.	700	29,603
El Paso Corp.	2,900	29,174
*Encore Acquisition Co.	1,700	60,520
*ENGlobal Corp.	600	2,910
#ENSCO International, Inc.	2,900	109,881

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
EOG Resources, Inc.	2,200	$162,866
*Evolution Petroleum Corp.	400	1,200
#*EXCO Resources, Inc.	1,900	26,106
*Exterran Holdings, Inc.	1,300	22,607
Exxon Mobil Corp.	3,000	211,170
#*FMC Technologies, Inc.	1,000	43,500
#*Forest Oil Corp.	900	15,165
#Foundation Coal Holdings, Inc.	900	32,337
*FX Energy, Inc.	600	2,394
*Gasco Energy, Inc.	800	232
#General Maritime Corp.	1,370	11,412
*Geokinetics, Inc.	400	5,816
*Geomet, Inc.	300	372
*GeoPetro Resources Co.	100	56
*GeoResources, Inc.	509	5,329
*Global Industries, Ltd.	2,200	15,026
#*GMX Resources, Inc.	500	5,815
#*Goodrich Petroleum Corp.	1,000	25,650
Gulf Island Fabrication, Inc.	400	5,800
#*Gulfmark Offshore, Inc.	700	22,400
*Gulfport Energy Corp.	600	4,182
Halliburton Co.	7,600	167,884
*Harvest Natural Resources, Inc.	1,100	7,117
*Helix Energy Solutions Group, Inc.	2,700	28,323
#Helmerich & Payne, Inc.	1,900	65,284
*Hercules Offshore, Inc.	500	2,370
Hess Corp.	440	24,288
*HKN, Inc.	200	484
#Holly Corp.	700	14,889
*Hornbeck Offshore Services, Inc.	900	19,602
#*ION Geophysical Corp.	3,400	9,146
*James River Coal Co.	400	7,428
#*Key Energy Group, Inc.	2,700	18,738
#Lufkin Industries, Inc.	500	22,700
#Marathon Oil Corp.	8,000	258,000
*Mariner Energy, Inc.	2,600	31,174
#Massey Energy Co.	1,200	31,920
*Matrix Service Co.	600	6,078
#*McMoran Exploration Co.	200	1,272
*Meridian Resource Corp.	900	297
*Mitcham Industries, Inc.	200	892
Murphy Oil Corp.	1,500	87,300
*Nabors Industries, Ltd.	6,500	110,630
*NATCO Group, Inc. Class A	400	14,424
*National-Oilwell, Inc.	3,092	111,126
*Natural Gas Services Group, Inc.	400	5,516
#*Newfield Exploration Co.	2,100	82,593
*Newpark Resources, Inc.	1,700	4,471
Noble Energy, Inc.	1,300	79,456
*Northern Oil & Gas, Inc.	300	1,977
Occidental Petroleum Corp.	4,000	285,360
*Oceaneering International, Inc.	1,300	66,196
#*Oil States International, Inc.	1,200	32,544
#Overseas Shipholding Group, Inc.	800	27,480
*OYO Geospace Corp.	200	4,776
*Pacific Ethanol, Inc.	400	152
Panhandle Royalty Co.	200	5,042
*Parallel Petroleum Corp.	400	800
*Parker Drilling Co.	3,600	16,632
#*Patriot Coal Corp.	2,400	20,088
#Patterson-UTI Energy, Inc.	3,800	52,478

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Penn Virginia Corp.	950	$18,250
#*Petrohawk Energy Corp.	5,000	121,400
*Petroleum Development Corp.	300	5,052
#*PetroQuest Energy, Inc.	500	1,675
*PHI, Inc. Non-Voting	200	4,368
*Pioneer Drilling Co.	1,100	4,818
#Pioneer Natural Resources Co.	2,700	77,085
*Plains Exploration & Production Co.	2,300	65,895
#*Pride International, Inc.	4,123	103,364
#*Quicksilver Resources, Inc.	2,800	32,088
#Range Resources Corp.	2,000	92,820
*Rex Energy Corp.	1,000	5,920
*Rosetta Resources, Inc.	1,300	13,481
#Rowan Companies, Inc.	2,500	53,325
RPC, Inc.	2,000	16,440
#*SandRidge Energy, Inc.	3,600	33,660
Schlumberger, Ltd.	7,000	374,500
#*SEACOR Holdings, Inc.	700	55,636
#Smith International, Inc.	5,201	130,701
*Southwestern Energy Co.	2,200	91,146
#Spectra Energy Corp.	3,800	69,768
#St. Mary Land & Exploration Co.	1,500	35,805
#*Stone Energy Corp.	300	3,258
*SulphCo, Inc.	900	1,008
*Superior Energy Services, Inc.	2,200	36,498
*Superior Well Services, Inc.	600	3,918
#*Swift Energy Corp.	500	9,850
*T-3 Energy Services, Inc.	400	5,420
#Tesoro Petroleum Corp.	2,200	28,798
#*TETRA Technologies, Inc.	2,100	16,191
*TGC Industries, Inc.	315	1,436
Tidewater, Inc.	1,000	45,000
*Toreador Resources Corp.	700	4,809
*Trico Marine Services, Inc.	200	880
*Tri-Valley Corp.	300	297
#*TXCO Resources, Inc.	200	55
*Union Drilling, Inc.	600	4,290
*Unit Corp.	1,500	47,535
#*USEC, Inc.	2,800	10,836
*VAALCO Energy, Inc.	1,100	4,873
#W&T Offshore, Inc.	500	5,345
*Warren Resources, Inc.	1,100	2,585
#*Western Refining, Inc.	1,800	11,718
*Westmoreland Coal Co.	200	1,578
*Whiting Petroleum Corp.	1,300	59,748
#*Willbros Group, Inc.	800	11,032
Williams Companies, Inc. (The)	3,000	50,070
#World Fuel Services Corp.	800	35,088
XTO Energy, Inc.	4,300	172,989

Total Energy		7,908,184

Financials — (9.5%)
1st Source Corp.	300	4,953
21st Century Holding Co.	200	776
Abington Bancorp, Inc.	500	4,090
*Advanta Corp. Class A	300	105
*Advanta Corp. Class B	400	132
#*Affiliated Managers Group, Inc.	800	52,816
*Affirmative Insurance Holdings, Inc.	100	390
*Allegheny Corp.	304	82,232
Allied World Assurance Co. Holdings, Ltd.	1,200	52,152

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Allstate Corp.	2,900	$78,039
#*Amcore Financial, Inc.	102	93
#American Capital, Ltd.	2,000	7,220
*American Equity Investment Life Holding Co.	1,100	7,964
#American Express Co.	6,700	189,811
#American National Insurance Co.	600	47,430
American Physicians Capital, Inc.	200	8,898
*American Safety Insurance Holdings, Ltd.	300	4,929
*AmeriCredit Corp.	3,100	48,639
Ameris Bancorp	200	1,296
#*Amerisafe, Inc.	500	8,315
AmTrust Financial Services, Inc.	1,200	14,664
#AON Corp.	1,500	59,175
#*Arch Capital Group, Ltd.	1,000	62,190
*Argo Group International Holdings, Ltd.	700	23,520
Arrow Financial Corp.	200	5,606
Aspen Insurance Holdings, Ltd.	1,840	45,761
#*Asset Acceptance Capital Corp.	900	6,966
#Associated Banc-Corp.	1,200	13,008
Assurant, Inc.	1,800	45,936
#Assured Guaranty, Ltd.	3,000	41,910
ASTA Funding, Inc.	300	1,923
#Astoria Financial Corp.	900	8,739
Atlantic Coast Federal Corp.	300	564
Axis Capital Holdings, Ltd.	2,400	68,304
#BancFirst Corp.	100	3,583
*Bancorp, Inc. (The)	400	2,876
#BancorpSouth, Inc.	800	18,000
#BancTrust Financial Group, Inc.	200	554
Bank Mutual Corp.	600	5,904
Bank of America Corp.	46,365	685,738
*Bank of Florida Corp.	200	678
*Bank of Granite Corp.	300	675
Bank of Hawaii Corp.	300	11,511
#Bank of New York Mellon Corp.	7,100	194,114
#Bank of the Ozarks, Inc.	100	2,528
#*BankAtlantic Bancorp, Inc.	140	588
BankFinancial Corp.	200	2,130
#Banner Corp.	400	1,604
#BB&T Corp.	1,500	34,320
*Beneficial Mutual Bancorp, Inc.	800	7,144
Berkshire Hills Bancorp, Inc.	100	2,286
BGC Partners, Inc. Class A	1,000	4,570
#BlackRock, Inc.	700	133,378
#BOK Financial Corp.	500	20,945
#Boston Private Financial Holdings, Inc.	1,400	6,412
*Broadpoint Gleacher Securities, Inc.	1,100	6,853
#Brookline Bancorp, Inc.	600	6,990
#Brown & Brown, Inc.	1,700	32,606
Cadence Financial Corp.	200	300
#Calamos Asset Management, Inc.	300	4,128
Camden National Corp.	200	6,714
#Capital City Bank Group, Inc.	200	3,192
#Capital One Financial Corp.	1,900	58,330
*Capitalsource, Inc.	4,260	19,766
#*Capitol Bancorp, Ltd.	300	1,320
#Capitol Federal Financial	500	18,415
Cardinal Financial Corp.	600	4,674
*Cardtronics, Inc.	700	2,947
Cash America International, Inc.	500	13,365
#Cathay General Bancorp	900	8,208

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*CB Richard Ellis Group, Inc.	2,700	$29,430
Center Bancorp, Inc.	300	2,703
*Center Financial Corp.	200	658
#*Central Pacific Financial Corp.	200	434
Charles Schwab Corp. (The)	6,600	117,942
#Chemical Financial Corp.	300	6,519
Chubb Corp.	1,200	55,416
#Cincinnati Financial Corp.	1,828	44,146
#Citigroup, Inc.	41,000	129,970
#*Citizens, Inc.	1,000	7,020
#City Holding Co.	300	9,666
#City National Corp.	1,300	51,272
Clifton Savings Bancorp, Inc.	300	3,237
#CNA Financial Corp.	4,600	78,430
*CNA Surety Corp.	1,100	17,292
CoBiz Financial, Inc.	200	902
Cohen & Steers, Inc.	800	14,616
Columbia Banking System, Inc.	100	1,214
#Comerica, Inc.	2,300	54,832
Commerce Bancshares, Inc.	200	7,332
#Community Bank System, Inc.	300	5,439
#Community Trust Bancorp, Inc.	100	2,715
#*CompuCredit Holdings Corp.	700	2,093
*Conseco, Inc.	2,600	8,086
Consolidated-Tokoma Land Co.	200	7,456
*Cowen Group, Inc.	300	2,208
*Credit Acceptance Corp.	500	13,245
#Cullen Frost Bankers, Inc.	600	28,818
CVB Financial Corp.	600	4,524
Danvers Bancorp, Inc.	400	5,020
Delphi Financial Group, Inc. Class A	1,000	23,830
Dime Community Bancshares	200	2,408
Discover Financial Services	6,700	79,596
#*Dollar Financial Corp.	500	7,850
Donegal Group, Inc. Class A	500	7,875
East West Bancorp, Inc.	600	5,304
Eastern Insurance Holdings, Inc.	200	1,908
*eHealth, Inc.	500	8,120
EMC Insurance Group, Inc.	300	7,257
Employers Holdings, Inc.	1,100	15,312
*Encore Bancshares, Inc.	200	1,616
*Encore Capital Group, Inc.	400	4,944
#Endurance Specialty Holdings, Ltd.	1,500	50,055
*Enstar Group, Ltd.	300	17,955
Enterprise Financial Services Corp.	100	1,079
Erie Indemnity Co.	1,000	37,450
ESSA Bancorp, Inc.	400	5,388
Evercore Partners, Inc. Class A	200	3,934
#Everest Re Group, Ltd.	1,100	88,242
#F.N.B. Corp.	900	6,984
FBL Financial Group, Inc. Class A	800	7,848
*FCStone Group, Inc.	200	1,118
#Federated Investors, Inc.	500	12,965
#Fidelity National Financial, Inc.	4,200	60,270
#Financial Federal Corp.	600	12,168
Financial Institutions, Inc.	100	1,476
*First Acceptance Corp.	1,400	3,668
First American Corp.	2,000	59,100
First Bancorp	200	3,642
#First Busey Corp.	400	2,500
#*First Cash Financial Services, Inc.	600	11,280

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#First Commonwealth Financial Corp.	800	$5,336
First Community Bancshares, Inc.	100	1,360
First Financial Bancorp	400	3,456
#First Financial Bankshares, Inc.	300	15,801
First Financial Corp.	100	3,249
First Financial Holdings, Inc.	100	1,432
First Financial Northwest, Inc.	400	3,104
#*First Horizon National Corp.	1,449	18,576
First Merchants Corp.	300	2,373
First Mercury Financial Corp.	400	5,780
#First Midwest Bancorp, Inc.	600	5,016
First Niagara Financial Group, Inc.	1,800	23,670
First Place Financial Corp.	400	1,108
First Security Group, Inc.	400	1,540
First South Bancorp, Inc.	200	2,580
FirstMerit Corp.	402	7,509
Flagstone Reinsurance Holdings, Ltd.	2,006	20,261
Flushing Financial Corp.	200	2,122
#FNB United Corp.	100	187
*Forest City Enterprises, Inc. Class A	2,908	20,763
Franklin Resources, Inc.	600	53,208
#*Frontier Financial Corp.	200	180
Fulton Financial Corp.	1,800	12,168
Gallagher (Arthur J.) & Co.	1,800	41,220
GAMCO Investors, Inc.	100	4,565
Genworth Financial, Inc.	7,400	51,060
#German American Bancorp, Inc.	200	3,598
#GFI Group, Inc.	2,300	14,835
#Glacier Bancorp, Inc.	300	4,671
Goldman Sachs Group, Inc.	2,020	329,866
#Great Southern Bancorp, Inc.	100	2,100
#*Greene Bancshares, Inc.	201	1,196
#Greenhill & Co., Inc.	300	22,596
*Greenlight Capital Re, Ltd. Class A	700	12,831
*Guaranty Bancorp	600	1,074
*Hallmark Financial Services, Inc.	500	3,280
Hampden Bancorp, Inc.	100	1,065
#Hampton Roads Bankshares, Inc.	201	1,035
Hancock Holding Co.	200	8,078
Hanover Insurance Group, Inc.	1,300	51,103
Harleysville Group, Inc.	700	21,714
Harleysville National Corp.	400	2,192
*Harris & Harris Group, Inc.	600	3,888
#Hartford Financial Services Group, Inc.	5,600	92,344
HCC Insurance Holdings, Inc.	2,000	50,200
*Heritage Commerce Corp.	200	814
Heritage Financial Group	200	1,874
*Hilltop Holdings, Inc.	1,600	19,200
#Home Bancshares, Inc.	108	2,350
Home Federal Bancorp, Inc.	290	3,303
Hudson City Bancorp, Inc.	1,900	26,714
IBERIABANK Corp.	200	9,368
*Independence Holding Co.	300	1,995
#Independent Bank Corp.	100	2,133
*Interactive Brokers Group, Inc.	200	3,758
*International Assets Holding Corp.	200	3,560
#International Bancshares Corp.	600	7,908
Invesco, Ltd.	6,600	130,350
*Investment Technology Group, Inc.	900	20,115
IPC Holdings, Ltd.	1,500	43,410
#Janus Capital Group, Inc.	1,300	17,758

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Jefferies Group, Inc.	2,500	$57,150
JMP Group, Inc.	400	3,548
#Jones Lang LaSalle, Inc.	900	34,164
#JPMorgan Chase & Co.	27,800	1,074,470
#*KBW, Inc.	600	17,514
Kearny Financial Corp.	1,000	11,290
#*Knight Capital Group, Inc.	2,100	38,997
#*Ladenburg Thalmann Financial Services, Inc.	400	236
#Lakeland Bancorp, Inc.	500	4,520
Lakeland Financial Corp.	100	1,958
Legacy Bancorp, Inc.	200	2,662
#*Leucadia National Corp.	3,100	75,950
#Life Partners Holdings, Inc.	250	5,395
Lincoln National Corp.	1,800	38,142
#Loews Corp.	1,500	45,030
#M&T Bank Corp.	68	3,966
MainSource Financial Group, Inc.	200	1,342
#*Markel Corp.	300	94,671
*MarketAxess Holdings, Inc.	600	6,276
Marsh & McLennan Cos., Inc.	3,200	65,344
#*Maui Land & Pineapple Co., Inc.	400	2,920
MB Financial, Inc.	500	6,875
#*MBIA, Inc.	6,300	26,397
MBT Financial Corp.	300	633
*MCG Capital Corp.	1,500	5,145
Meadowbrook Insurance Group, Inc.	1,600	12,656
Medallion Financial Corp.	300	2,355
Mercer Insurance Group, Inc.	200	3,650
#Mercury General Corp.	1,300	45,591
*Meridian Interstate Bancorp, Inc.	300	2,766
#*MF Global, Ltd.	2,600	16,588
Montpelier Re Holdings, Ltd.	600	9,408
Moody’s Corp.	700	16,618
#Morgan Stanley	12,162	346,617
*MSCI, Inc.	600	16,770
*Nara Bancorp, Inc.	500	2,950
*NASDAQ OMX Group, Inc. (The)	2,800	59,164
*National Financial Partners Corp.	700	5,250
National Interstate Corp.	300	5,406
#National Penn Bancshares, Inc.	700	3,486
*Navigators Group, Inc.	400	19,724
#NBT Bancorp, Inc.	300	6,882
*Nelnet, Inc. Class A	1,100	15,719
New Westfield Financial, Inc.	700	6,804
#New York Community Bancorp, Inc.	2,300	25,162
#NewAlliance Bancshares, Inc.	1,500	18,375
*NewBridge Bancorp	300	597
*NewStar Financial, Inc.	1,100	2,959
Northeast Community Bancorp, Inc.	300	2,292
#Northern Trust Corp.	1,900	113,639
Northfield Bancorp, Inc.	1,000	11,970
Northwest Bancorp, Inc.	1,000	20,490
NYMAGIC, Inc.	200	3,458
OceanFirst Financial Corp.	200	2,434
#*Ocwen Financial Corp.	1,500	21,375
#Odyssey Re Holdings Corp.	1,000	46,200
#Old National Bancorp	600	6,780
#Old Republic International Corp.	5,400	55,836
#Old Second Bancorp, Inc.	300	1,518
OneBeacon Insurance Group, Ltd.	600	6,780
optionsXpress Holding, Inc.	900	16,263

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Oriental Financial Group, Inc.	200	$2,822
*Oritani Financial Corp.	700	9,562
#Pacific Capital Bancorp	600	1,272
#PacWest Bancorp	400	6,432
#Park National Corp.	100	6,375
#PartnerRe, Ltd.	900	61,731
#*Penson Worldwide, Inc.	700	8,169
Peoples Bancorp, Inc.	300	5,493
#*People’s United Financial, Inc.	3,803	61,799
#*PHH Corp.	1,400	25,662
#*Phoenix Companies, Inc. (The)	2,100	4,620
*PICO Holdings, Inc.	400	12,132
*Pinnacle Financial Partners, Inc.	500	7,800
*Piper Jaffray Companies, Inc.	400	18,344
Platinum Underwriters Holdings, Ltd.	1,300	43,875
#PNC Financial Services Group, Inc.	3,900	142,974
#*Portfolio Recovery Associates, Inc.	400	18,460
Principal Financial Group, Inc.	800	18,960
#PrivateBancorp, Inc.	500	12,415
*ProAssurance Corp.	700	35,546
#*Progressive Corp.	2,700	42,066
#Prosperity Bancshares, Inc.	500	16,755
Protective Life Corp.	900	13,455
Provident Financial Services, Inc.	800	9,472
Provident New York Bancorp	200	1,940
#Prudential Financial, Inc.	2,300	101,821
QC Holdings, Inc.	300	1,596
Radian Group, Inc.	1,600	5,328
#Raymond James Financial, Inc.	2,400	49,248
#Reinsurance Group of America, Inc.	1,192	49,468
#RenaissanceRe Holdings, Ltd.	1,000	50,250
#Renasant Corp.	200	2,978
*Republic First Bancorp, Inc.	300	2,121
Resource America, Inc.	300	1,803
#*Riskmetrics Group, Inc.	700	12,768
*Riverview Bancorp, Inc.	100	341
RLI Corp.	600	29,766
Rockville Financial, Inc.	400	4,976
Roma Financial Corp.	600	7,728
Rome Bancorp, Inc.	200	1,752
S&T Bancorp, Inc.	300	4,113
#S.Y. Bancorp, Inc.	100	2,458
Safety Insurance Group, Inc.	300	9,678
Sanders Morris Harris Group, Inc.	800	4,664
#Sandy Spring Bancorp, Inc.	400	6,480
#SCBT Financial Corp.	100	2,569
*Seabright Insurance Holdings	700	6,804
Seacoast Banking Corp. of Florida	92	199
SEI Investments Co.	1,300	24,570
#Selective Insurance Group, Inc.	1,100	16,434
#*Signature Bank	300	8,844
#Simmons First National Corp. Class A	300	8,994
#*SLM Corp.	4,700	41,783
Smithtown Bancorp, Inc.	100	1,156
*Southern Community Financial Corp.	300	894
#Southside Bancshares, Inc.	111	2,513
Southwest Bancorp, Inc.	200	2,014
#*St. Joe Co. (The)	700	19,712
#*StanCorp. Financial Group, Inc.	1,100	37,862
State Auto Financial Corp.	900	15,561
State Bancorp, Inc.	200	1,764

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
State Street Corp.	5,200	$261,560
StellarOne Corp.	400	5,896
Sterling Bancorp	200	1,614
#Sterling Bancshares, Inc.	900	7,263
#*Sterling Financial Corp.	400	1,116
*Stewart Information Services Corp.	300	4,131
*Stifel Financial Corp.	500	24,965
Student Loan Corp.	400	17,980
#Suffolk Bancorp	100	2,950
*Sun Bancorp, Inc.	210	939
Susquehanna Bancshares, Inc.	700	3,682
#*SVB Financial Group	700	24,675
SWS Group, Inc.	700	9,632
#Synovus Financial Corp.	1,900	6,669
#T. Rowe Price Group, Inc.	600	28,026
#TCF Financial Corp.	2,600	36,764
*TD Ameritrade Holding Corp.	2,939	54,489
*Tejon Ranch Co.	400	10,576
•#Teton Advisors, Inc.	1	—
#*Texas Capital Bancshares, Inc.	700	11,627
TFS Financial Corp.	2,400	26,640
Thomas Properties Group, Inc.	500	690
*Thomas Weisel Partners Group, Inc.	600	2,550
#*TIB Financial Corp.	412	861
*TierOne Corp.	200	462
Tompkins Financial Corp.	200	8,896
#Torchmark Corp.	700	27,342
#Tower Group, Inc.	800	19,976
#TowneBank	300	3,978
#*Tradestation Group, Inc.	900	6,741
#Transatlantic Holdings, Inc.	1,200	56,772
Travelers Companies, Inc. (The)	5,200	223,964
*Tree.com, Inc.	63	629
TriCo Bancshares	200	3,326
#TrustCo Bank Corp.	400	2,516
#Trustmark Corp.	1,100	21,890
U.S. Bancorp	3,300	67,353
#UCBH Holdings, Inc.	1,300	1,573
#UMB Financial Corp.	300	12,516
Umpqua Holdings Corp.	500	4,850
*United America Indemnity, Ltd.	500	2,705
#United Bankshares, Inc.	300	6,078
#*United Community Banks, Inc.	410	2,759
United Financial Bancorp, Inc.	400	5,312
#United Fire & Casualty Co.	600	10,086
*United PanAm Financial Corp.	500	1,675
United Western Bancorp, Inc.	93	742
Unitrin, Inc.	1,700	22,423
#Universal Insurance Holdings, Inc.	600	3,000
Univest Corp. of Pennsylvania	100	2,587
#Unum Group	5,100	95,727
#Validus Holdings, Ltd.	1,800	40,860
#Valley National Bancorp	855	10,876
ViewPoint Financial Group	400	5,252
*Virginia Commerce Bancorp, Inc.	400	1,280
*Virtus Investment Partners, Inc.	105	1,664
#W. R. Berkley Corp.	2,800	65,044
#Waddell & Reed Financial, Inc.	900	25,533
Washington Banking Co.	100	902
Washington Federal, Inc.	800	11,144
Washington Trust Bancorp, Inc.	300	5,448

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Waterstone Financial, Inc.	700	$3,640
#Webster Financial Corp.	600	6,786
Wells Fargo & Co.	28,300	692,218
#Wesbanco, Inc.	500	8,335
West Bancorporation	300	1,776
#Westamerica Bancorporation	300	15,678
#*Western Alliance Bancorp	700	4,851
White Mountains Insurance Group, Ltd.	200	51,600
#Whitney Holding Corp.	700	6,132
#Wilmington Trust Corp.	500	5,745
Wilshire Bancorp, Inc.	200	1,472
*Wintrust Financial Corp.	500	13,075
#*World Acceptance Corp.	400	9,488
Yadkin Valley Financial Corp.	200	1,376
Zenith National Insurance Corp.	900	21,483

Total Financials		10,702,668

Health Care — (8.2%)
#*Abaxis, Inc.	400	10,708
Abbott Laboratories	8,500	382,415
*ABIOMED, Inc.	200	1,510
*Accelrys, Inc.	751	4,506
#*Accuray, Inc.	900	6,309
#*Acorda Therapeutics, Inc.	600	15,156
Aetna, Inc.	3,800	102,486
*Affymax, Inc.	200	3,822
#*Affymetrix, Inc.	1,000	8,840
#*Air Methods Corp.	300	8,823
*Alexion Pharmaceuticals, Inc.	600	26,430
*Alexza Pharmaceuticals, Inc.	400	1,056
#*Align Technology, Inc.	600	6,546
#*Alkermes, Inc.	1,500	15,480
#Allergan, Inc.	2,600	138,918
*Alliance HealthCare Services, Inc.	900	4,437
*Allied Healthcare International, Inc.	1,000	2,490
*Allion Healthcare, Inc.	700	5,180
#*Allos Therapeutics, Inc.	600	4,842
#*Allscripts-Misys Healthcare Solutions, Inc.	2,400	41,352
*Almost Family, Inc.	200	6,344
#*Alnylam Pharmaceuticals, Inc.	400	9,308
*AMAG Pharmaceuticals, Inc.	200	9,082
#*Amedisys, Inc.	300	13,413
*America Services Group, Inc.	200	3,436
*American Dental Partners, Inc.	200	2,618
#*American Medical Systems Holdings, Inc.	1,200	18,348
*AMERIGROUP Corp.	1,200	29,616
AmerisourceBergen Corp.	1,400	27,608
*AMICAS, Inc.	600	1,764
*AMN Healthcare Services, Inc.	400	2,912
#*Amsurg Corp.	607	12,516
#*Amylin Pharmaceuticals, Inc.	2,400	35,304
*Anadys Pharmaceuticals, Inc.	800	2,080
Analogic Corp.	300	11,373
*AngioDynamics, Inc.	400	4,992
*Anika Therapeutics, Inc.	100	580
*Ardea Biosciences, Inc.	300	5,844
#*Arena Pharmaceuticals, Inc.	1,700	8,670
*Arqule, Inc.	300	1,836
#*Array BioPharma, Inc.	500	1,900
#*ArthroCare Corp.	200	2,700
#*Aspect Medical Systems, Inc.	200	1,252

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Assisted Living Concepts, Inc.	170	$2,448
#*Athenahealth, Inc.	400	14,776
*AtriCure, Inc.	100	349
*ATS Medical, Inc.	1,000	3,480
*Auxilium Pharmaceuticals, Inc.	500	15,465
*AVANIR Pharmaceuticals, Inc. Class A	1,000	2,150
#Bard (C.R.), Inc.	300	22,071
#Baxter International, Inc.	3,700	208,569
#Beckman Coulter, Inc.	400	25,196
Becton Dickinson & Co.	1,700	110,755
*BioClinica, Inc.	200	748
#*BioCryst Pharmaceuticals, Inc.	600	5,520
*Biogen Idec, Inc.	200	9,510
*BioMimetic Therapeutics, Inc.	220	2,285
*Bio-Reference Laboratories, Inc.	300	9,618
*BioScrip, Inc.	600	3,546
*BMP Sunstone Corp.	800	3,976
#*Boston Scientific Corp.	13,000	139,620
#*Bovie Medical Corp.	300	2,691
Bristol-Myers Squibb Co.	13,331	289,816
#*Brookdale Senior Living, Inc.	2,200	23,562
*Bruker BioSciences Corp.	900	9,054
#*BSD Medical Corp.	100	216
#*Cadence Pharmaceuticals, Inc.	400	4,840
*Caliper Life Sciences, Inc.	800	1,352
*Capital Senior Living Corp.	300	1,476
*Caraco Pharmaceutical Laboratories, Ltd.	200	626
*Cardiac Science Corp.	500	1,990
*Catalyst Health Solutions, Inc.	700	18,046
*Celera Corp.	1,800	10,800
#*Celldex Therapeutics, Inc.	200	1,520
*Centene Corp.	1,000	19,310
#*Cephalon, Inc.	500	29,325
#*Cepheid, Inc.	400	4,228
#*Cerner Corp.	400	26,032
#*Charles River Laboratories International, Inc.	1,200	39,684
Chemed Corp.	100	4,410
#Cigna Corp.	1,700	48,280
*Clinical Data, Inc.	200	2,962
*Columbia Laboratories, Inc.	200	238
#*Community Health Systems, Inc.	1,919	54,346
*Conceptus, Inc.	200	3,358
*CONMED Corp.	500	8,790
*Continucare Corp.	1,400	4,088
#*Cooper Companies, Inc.	1,000	27,440
*Corvel Corp.	300	7,326
#*Covance, Inc.	800	44,120
*Cross Country Healthcare, Inc.	400	3,340
*CryoLife, Inc.	200	1,016
*Cubist Pharmaceuticals, Inc.	1,000	19,870
*Cutera, Inc.	200	1,670
*Cyberonics, Inc.	400	6,644
*Cynosure, Inc. Class A	200	1,932
*Cypress Bioscience, Inc.	800	7,072
*Cytokinetics, Inc.	700	2,072
#*Cytori Therapeutics, Inc.	300	990
*DaVita, Inc.	500	24,850
#*Dendreon Corp.	800	19,368
#DENTSPLY International, Inc.	900	30,015
*DepoMed, Inc.	700	2,674
#*Dexcom, Inc.	400	2,584

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Dionex Corp.	100	$6,591
*Durect Corp.	700	1,610
*Dyax Corp.	800	3,032
#*Eclipsys Corp.	1,000	18,200
*Edwards Lifesciences Corp.	600	39,246
Eli Lilly & Co.	4,200	146,538
*Emergency Medical Services Corp. Class A	200	7,828
#*Emergent Biosolutions, Inc.	500	7,180
*Emeritus Corp.	900	10,485
*Endo Pharmaceuticals Holdings, Inc.	1,900	39,919
•*Endo Pharmaceuticals Solutions	300	297
Ensign Group, Inc.	400	6,408
*Enzo Biochem, Inc.	600	3,060
#*Enzon Pharmaceuticals, Inc.	400	3,252
*eResearch Technology, Inc.	800	4,360
*ev3, Inc.	2,300	28,221
*Exactech, Inc.	300	4,275
#*Exelixis, Inc.	1,800	9,630
*Facet Biotech Corp.	200	1,764
*Five Star Quality Care, Inc.	400	1,120
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	528
*Genomic Health, Inc.	200	3,372
*Genoptix, Inc.	200	6,262
*Gen-Probe, Inc.	200	7,424
*Gentiva Health Services, Inc.	400	8,512
*Genzyme Corp.	900	46,701
#*Geron Corp.	1,800	14,436
#*Gilead Sciences, Inc.	3,700	181,041
#*Greatbatch, Inc.	300	6,612
#*GTx, Inc.	400	4,208
*Haemonetics Corp.	400	23,604
#*Halozyme Therapeutics, Inc.	800	5,648
*Hanger Orthopedic Group, Inc.	700	9,604
*Harvard Bioscience, Inc.	500	2,080
*Health Management Associates, Inc.	3,900	23,517
*Health Net, Inc.	2,200	29,766
#*HEALTHSOUTH Corp.	1,600	23,040
#*HealthSpring, Inc.	1,000	12,630
*Healthways, Inc.	600	8,844
*Hemispherx Biopharma, Inc.	900	1,890
#*Henry Schein, Inc.	800	41,104
Hill-Rom Holdings, Inc.	1,000	17,140
*Hi-Tech Pharmacal Co., Inc.	200	3,130
#*HLTH Corp.	1,700	24,956
#*HMS Holdings Corp.	300	11,520
#*Hologic, Inc.	3,969	58,305
*Home Diagnostics, Inc.	300	2,037
*Hospira, Inc.	500	19,215
#*Human Genome Sciences, Inc.	2,200	31,460
*Humana, Inc.	1,100	36,135
*ICU Medical, Inc.	200	7,786
*Idenix Pharmaceuticals, Inc.	600	2,280
*Idera Pharmaceuticals, Inc.	200	1,290
#*IDEXX Laboratories, Inc.	400	19,928
*I-Flow Corp.	700	5,327
#*Illumina, Inc.	800	28,912
*Immucor, Inc.	400	6,664
*ImmunoGen, Inc.	700	6,083
#*Immunomedics, Inc.	800	3,312
#*Incyte Corp.	1,700	8,840
*Infinity Pharmaceuticals, Inc.	418	3,377

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Inspire Pharmaceuticals, Inc.	600	$2,916
#*Insulet Corp.	400	2,680
#*Integra LifeSciences Holdings Corp.	400	12,664
*IntegraMed America, Inc.	300	2,277
#*InterMune, Inc.	700	10,696
*Intuitive Surgical, Inc.	100	22,732
#Invacare Corp.	800	16,320
*InVentiv Health, Inc.	700	10,738
#*Inverness Medical Innovations, Inc.	1,000	33,650
#*IPC The Hospitalist Co.	300	8,355
*IRIS International, Inc.	200	2,040
#*Isis Pharmaceuticals, Inc.	900	16,452
*ISTA Pharmaceuticals, Inc.	1,000	4,980
#*Jazz Pharmaceuticals, Inc.	200	1,176
#Johnson & Johnson	22,475	1,368,503
#*Kendle International, Inc.	100	1,168
*Kensey Nash Corp.	100	2,856
#*Kinetic Concepts, Inc.	1,600	50,592
#*K-V Pharmaceutical Co. Class A	300	690
*Laboratory Corp. of America Holdings	200	13,438
*Lannet Co., Inc.	400	3,540
*LCA-Vision, Inc.	500	2,870
*Lexicon Pharmaceuticals, Inc.	400	532
#*LHC Group, Inc.	200	5,870
#*Life Technologies Corp.	1,465	66,701
#*LifePoint Hospitals, Inc.	1,200	33,192
*Ligand Pharmaceuticals, Inc. Class B	2,100	5,943
#*Lincare Holdings, Inc.	800	20,944
#*Luminex Corp.	400	7,068
*Magellan Health Services, Inc.	600	19,416
#*Mannkind Corp.	1,400	11,214
#*Masimo Corp.	400	9,780
*Matrixx Initiatives, Inc.	200	1,128
*Maxygen, Inc.	700	5,593
McKesson Corp.	900	46,035
*Medarex, Inc.	2,000	31,740
*MedAssets, Inc.	900	16,812
*MedCath Corp.	400	4,824
#*Medco Health Solutions, Inc.	2,800	148,008
*Medical Action Industries, Inc.	300	3,747
*Medical Staffing Network Holdings, Inc.	600	102
*Medicines Co. (The)	800	6,488
#Medicis Pharmaceutical Corp. Class A	1,400	23,968
*Medivation, Inc.	200	4,950
*Mednax, Inc.	600	27,810
*MEDTOX Scientific, Inc.	300	2,700
Medtronic, Inc.	2,900	102,718
#Merck & Co., Inc.	10,800	324,108
Meridian Bioscience, Inc.	300	6,606
*Merit Medical Systems, Inc.	400	7,316
#*Metabolix, Inc.	300	2,778
*Metropolitan Health Networks, Inc.	900	2,142
#*Mettler Toledo International, Inc.	600	50,436
*Micromet, Inc.	400	2,572
*MiddleBrook Pharmaceuticals, Inc.	500	725
#*Millipore Corp.	400	27,840
#*Molecular Insight Pharmaceuticals, Inc.	294	1,820
#*Molina Healthcare, Inc.	500	11,275
#*Momenta Pharmaceuticals, Inc.	300	3,255
#*MWI Veterinary Supply, Inc.	100	3,838
*Myriad Genetics, Inc.	800	21,936

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Myriad Pharmaceuticals, Inc.	200	$974
*Nabi Biopharmaceuticals	1,400	3,598
*Nanosphere, Inc.	600	4,236
National Healthcare Corp.	300	11,175
#*Natus Medical, Inc.	600	8,160
*Nektar Therapeutics	1,600	11,328
*Neurocrine Biosciences, Inc.	500	1,595
*Nighthawk Radiology Holdings, Inc.	500	2,415
#*NovaMed, Inc.	600	2,886
*Novavax, Inc.	700	3,038
*Noven Pharmaceuticals, Inc.	300	4,944
*NPS Pharmaceuticals, Inc.	800	3,112
*NuVasive, Inc.	300	12,417
#*NxStage Medical, Inc.	800	4,432
*Obagi Medical Products, Inc.	500	3,795
*Odyssey Healthcare, Inc.	800	9,320
#Omnicare, Inc.	1,800	42,966
#*Omnicell, Inc.	600	7,488
#*Onyx Pharmaceuticals, Inc.	900	32,328
*Optimer Pharmaceuticals, Inc.	300	4,227
*OraSure Technologies, Inc.	1,200	3,408
*Orexigen Therapeutics, Inc.	500	4,090
*Orthovita, Inc.	1,200	7,812
#*OSI Pharmaceuticals, Inc.	800	27,032
#*Osiris Therapeutics, Inc.	600	7,302
*Osteotech, Inc.	300	1,488
#Owens & Minor, Inc.	600	26,580
*Pain Therapeutics, Inc.	900	3,960
*Palomar Medical Technologies, Inc.	400	5,976
*Par Pharmaceutical Cos., Inc.	600	9,726
*Parexel International Corp.	1,000	15,470
*PDI, Inc.	200	1,038
#PDL BioPharma, Inc.	1,300	10,699
#PerkinElmer, Inc.	3,000	52,890
#Perrigo Co.	1,000	27,140
#Pfizer, Inc.	54,000	860,220
Pharmaceutical Products Development Service, Inc.	600	12,462
#*Pharmasset, Inc.	300	4,617
*PharMerica Corp.	500	10,480
#*Phase Forward, Inc.	700	9,940
#*Poniard Pharmaceuticals, Inc.	400	2,884
*Pozen, Inc.	200	1,526
*Progenics Pharmaceuticals, Inc.	500	2,840
*Providence Service Corp.	100	1,055
*PSS World Medical, Inc.	900	18,189
#*Psychiatric Solutions, Inc.	900	24,318
Quality Systems, Inc.	100	5,489
Quest Diagnostics, Inc.	800	43,696
*Questcor Pharmaceuticals, Inc.	500	2,930
#*Quidel Corp.	200	2,986
*RadNet, Inc.	700	2,058
*Regeneration Technologies, Inc.	1,200	5,316
#*Regeneron Pharmaceuticals, Inc.	1,400	30,016
#*RehabCare Group, Inc.	400	9,624
*Repligen Corp.	800	4,296
*Repros Therapeutics, Inc.	300	759
*Res-Care, Inc.	650	10,153
*ResMed, Inc.	400	16,400
*Rigel Pharmaceuticals, Inc.	700	5,831
*Rochester Medical Corp.	200	2,582
*Salix Pharmaceuticals, Ltd.	900	10,962

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Sangamo BioSciences, Inc.	200	$1,140
#*Savient Pharmaceuticals, Inc.	400	6,236
Schering-Plough Corp.	8,925	236,602
*SciClone Pharmaceuticals, Inc.	600	2,100
#*Seattle Genetics, Inc.	900	10,845
*SenoRx, Inc.	300	1,167
*Sepracor, Inc.	1,800	31,230
#*Sequenom, Inc.	600	3,456
*Sirona Dental Systems, Inc.	1,200	31,188
*Skilled Healthcare Group, Inc.	500	4,130
*Solta Medical, Inc.	500	755
*Somanetics Corp.	100	1,403
*SonoSite, Inc.	300	7,071
*Spectranetics Corp.	600	3,114
#*Spectrum Pharmaceuticals, Inc.	900	6,030
*St. Jude Medical, Inc.	700	26,397
#*Stereotaxis, Inc.	300	1,356
#Steris Corp.	600	16,848
Stryker Corp.	700	27,216
*Sucampo Pharmaceuticals, Inc.	300	1,983
#*Sun Healthcare Group, Inc.	900	8,757
*Sunrise Senior Living, Inc.	400	936
*SuperGen, Inc.	700	1,862
#*SurModics, Inc.	200	4,472
*Symmetry Medical, Inc.	800	6,848
*Synovis Life Technologies, Inc.	200	3,090
*Synta Pharmaceuticals Corp.	700	1,841
*Targacept, Inc.	272	2,919
#Techne Corp.	200	12,764
Teleflex, Inc.	900	43,164
*Tenet Healthcare Corp.	2,600	10,270
*Theragenics Corp.	600	750
*Theravance, Inc.	800	12,080
#*Thoratec Corp.	1,000	25,140
*Tomotherapy, Inc.	1,100	3,476
*TranS1, Inc.	300	1,860
#*Triple-S Management Corp.	700	11,963
*U.S. Physical Therapy, Inc.	200	3,270
#*United Therapeutics Corp.	500	46,310
#UnitedHealth Group, Inc.	4,100	115,046
*Universal American Corp.	1,500	13,650
#Universal Health Services, Inc.	800	44,488
*Vanda Pharmaceuticals, Inc.	200	3,040
#*Varian Medical Systems, Inc.	500	17,635
*Varian, Inc.	400	20,304
#*VCA Antech, Inc.	1,500	38,370
#*Vertex Pharmaceuticals, Inc.	1,000	36,010
*Vical, Inc.	900	3,213
*ViroPharma, Inc.	1,100	8,107
*Virtual Radiologic Corp.	300	3,504
*Vital Images, Inc.	400	5,336
#*Vivus, Inc.	1,100	8,151
*Volcano Corp.	700	10,633
*Warner Chilcott, Ltd.	1,100	16,610
#*Waters Corp.	400	20,100
*WellCare Health Plans, Inc.	900	20,034
*WellPoint, Inc.	2,700	142,128
West Pharmaceutical Services, Inc.	500	18,250
#*Wright Medical Group, Inc.	200	2,784
Wyeth	7,300	339,815
*XenoPort, Inc.	100	2,031

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Young Innovations, Inc.	200	$5,064
*Zimmer Holdings, Inc.	1,100	51,260
*Zoll Medical Corp.	400	7,372
*Zymogenetics, Inc.	510	2,856

Total Health Care		9,224,210

Industrials — (8.7%)
*3D Systems Corp.	500	3,605
3M Co.	3,700	260,924
#A.O. Smith Corp.	600	23,424
#AAON, Inc.	200	3,922
*AAR Corp.	500	9,565
#ABM Industries, Inc.	1,100	23,177
*Acacia Research	600	4,716
*ACCO Brands Corp.	200	874
#Aceto Corp.	400	2,812
*Actuant Corp.	500	6,420
#Acuity Brands, Inc.	800	23,608
Administaff, Inc.	500	12,530
*Advisory Board Co. (The)	100	2,558
#*Aecom Technology Corp.	1,300	42,120
*AeroVironment, Inc.	400	11,376
#*AGCO Corp.	1,400	44,044
Aircastle, Ltd.	2,100	15,246
#*AirTran Holdings, Inc.	1,600	11,584
Alamo Group, Inc.	200	2,766
Albany International Corp. Class A	600	8,244
Alexander & Baldwin, Inc.	400	11,688
#*Allegiant Travel Co.	400	17,324
#*Alliant Techsystems, Inc.	900	70,848
*Altra Holdings, Inc.	600	5,274
*Amerco, Inc.	300	13,464
#*American Commercial Lines, Inc.	50	781
#American Ecology Corp.	200	3,266
American Railcar Industries, Inc.	200	1,658
*American Reprographics Co.	1,200	10,380
American Science & Engineering, Inc.	100	6,975
*American Superconductor Corp.	500	16,085
#American Woodmark Corp.	400	9,376
#Ameron International Corp.	300	22,356
#Ametek, Inc.	600	19,416
Ampco-Pittsburgh Corp.	100	2,273
*AMR Corp.	2,000	10,700
*APAC Customer Services, Inc.	500	2,490
#Apogee Enterprises, Inc.	900	13,122
#Applied Industrial Technologies, Inc.	1,000	22,120
#Applied Signal Technologies, Inc.	200	5,000
*Argan, Inc.	200	2,960
#*Argon ST, Inc.	500	9,555
#Arkansas Best Corp.	200	5,696
#*Armstrong World Industries, Inc.	1,200	29,520
*Astec Industries, Inc.	400	10,824
*ATC Technology Corp.	400	8,368
#*Atlas Air Worldwide Holding, Inc.	300	7,488
#Avery Dennison Corp.	1,800	48,114
#*Avis Budget Group, Inc.	1,500	12,825
*Axsys Technologies, Inc.	100	5,367
#*AZZ, Inc.	300	11,625
B.F. Goodrich Co.	400	20,544
#Badger Meter, Inc.	100	3,685
*Baker (Michael) Corp.	200	8,530

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Baldor Electric Co.	1,600	$41,216
#Barnes Group, Inc.	1,050	14,774
Barrett Business Services, Inc.	200	1,996
#*BE Aerospace, Inc.	2,200	35,552
#*Beacon Roofing Supply, Inc.	600	10,062
#Belden, Inc.	900	15,786
#*Blount International, Inc.	400	3,720
*BlueLinx Holdings, Inc.	600	2,394
#Boeing Co.	3,500	150,185
*Bowne & Co., Inc.	816	6,556
#Brady Co. Class A	1,350	39,703
#Briggs & Stratton Corp.	1,600	27,472
#Brink’s Co. (The)	600	16,290
*BTU International, Inc.	200	1,226
#Bucyrus International, Inc.	900	26,532
#*Builders FirstSource, Inc.	300	1,758
#*C&D Technologies, Inc.	400	800
#C.H. Robinson Worldwide, Inc.	300	16,359
Carlisle Companies, Inc.	1,500	47,010
Cascade Corp.	300	7,335
*Casella Waste Systems, Inc. Class A	400	1,104
#Caterpillar, Inc.	5,100	224,706
#*CBIZ, Inc.	600	3,924
CDI Corp.	300	3,810
*CECO Environmental Corp.	600	2,232
*Celadon Group, Inc.	500	4,625
*Cenveo, Inc.	600	2,898
*Ceradyne, Inc.	600	10,830
*Chart Industries, Inc.	500	9,630
*Chase Corp.	200	2,324
#Cintas Corp.	1,100	27,698
CIRCOR International, Inc.	300	6,918
#CLAROC, Inc.	1,400	46,354
#*Clean Harbors, Inc.	200	10,434
#*Coleman Cable, Inc.	200	660
*Columbus McKinnon Corp.	500	7,235
#Comfort Systems USA, Inc.	900	10,602
*Commercial Vehicle Group, Inc.	300	603
*COMSYS IT Partners, Inc.	600	4,200
*Consolidated Graphics, Inc.	300	5,490
#*Continental Airlines, Inc.	1,000	11,170
Con-way, Inc.	400	18,220
#Cooper Industries, Ltd.	1,000	32,950
#*Copart, Inc.	600	21,186
*Cornell Companies, Inc.	400	6,852
Corporate Executive Board Co.	200	3,756
*Corrections Corp. of America	2,900	50,054
#*CoStar Group, Inc.	400	14,692
Courier Corp.	400	6,616
#*Covanta Holding Corp.	1,500	25,335
#*CRA International, Inc.	200	5,386
#Crane Co.	1,104	23,427
#Cubic Corp.	600	23,496
#Cummins, Inc.	5,000	215,050
#Danaher Corp.	1,000	61,240
#Deere & Co.	2,200	96,228
Deluxe Corp.	300	4,695
Diamond Management & Technology Consultants, Inc.	500	2,680
*Dollar Thrifty Automotive Group, Inc.	300	4,965
#Donaldson Co., Inc.	2,000	76,020
Dover Corp.	2,600	88,426

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ducommun, Inc.	200	$3,456
Dun & Bradstreet Corp. (The)	300	21,597
*DXP Enterprises, Inc.	200	2,028
*Dycom Industries, Inc.	1,000	12,730
#Dynamic Materials Corp.	200	3,274
*DynCorp International, Inc. Class A	1,000	20,310
#*Eagle Bulk Shipping, Inc.	600	3,450
Eaton Corp.	3,100	160,952
*EMCOR Group, Inc.	1,600	38,592
Emerson Electric Co.	5,000	181,900
#Encore Wire Corp.	600	13,014
#*Ener1, Inc.	1,000	6,380
#*Energy Conversion Devices, Inc.	800	11,392
EnergySolutions, Inc.	1,900	16,359
*EnerNOC, Inc.	200	6,136
*EnerSys	1,000	19,790
#Ennis, Inc.	700	10,311
#*EnPro Industries, Inc.	100	1,782
Equifax, Inc.	700	18,235
#*ESCO Technologies, Inc.	500	20,545
*Esterline Technologies Corp.	600	17,058
#*Evergreen Solar, Inc.	1,500	3,150
*Exponent, Inc.	100	2,581
#Fastenal Co.	1,000	35,570
Federal Signal Corp.	700	6,202
FedEx Corp.	1,100	74,624
#*First Solar, Inc.	600	92,634
*Flanders Corp.	600	3,834
*Flow International Corp.	100	200
Flowserve Corp.	100	8,077
#Fluor Corp.	400	21,120
#Forward Air Corp.	200	4,626
*Franklin Covey Co.	400	2,580
Franklin Electric Co., Inc.	300	9,720
Freightcar America, Inc.	200	3,996
#*FTI Consulting, Inc.	300	16,329
*Fuel Tech, Inc.	500	4,480
*FuelCell Energy, Inc.	600	2,406
*Furmanite Corp.	400	1,820
*Gardner Denver Machinery, Inc.	1,300	37,947
#GATX Corp.	800	20,176
*Genco Shipping & Trading, Ltd.	400	9,564
*Gencor Industries, Inc.	300	2,043
*GenCorp, Inc.	900	2,340
*General Cable Corp.	1,400	54,278
General Dynamics Corp.	2,000	110,780
General Electric Co.	86,850	1,163,790
*Genesee & Wyoming, Inc.	500	13,645
*GEO Group, Inc. (The)	1,200	21,576
#*GeoEye, Inc.	300	7,440
#*Gibraltar Industries, Inc.	1,000	7,770
#Gorman-Rupp Co. (The)	200	4,466
*GP Strategies Corp.	300	2,082
#Graco, Inc.	500	12,370
#*Graftech International, Ltd.	1,900	26,087
Graham Corp.	200	2,736
Granite Construction, Inc.	400	13,552
Great Lakes Dredge & Dock Corp.	1,700	9,843
*Greenbrier Companies, Inc.	500	5,245
*Griffon Corp.	1,490	14,364
*H&E Equipment Services, Inc.	800	8,512

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Hardinge, Inc.	200	$788
#Harsco Corp.	900	24,759
*Hawaiian Holdings, Inc.	500	3,195
#Healthcare Services Group, Inc.	400	7,468
Heartland Express, Inc.	1,600	24,640
#*HEICO Corp.	100	3,693
*HEICO Corp. Class A	400	11,312
#Heidrick & Struggles International, Inc.	400	8,196
Herman Miller, Inc.	900	14,949
#*Hertz Global Holdings, Inc.	3,300	31,152
#*Hexcel Corp.	1,600	16,336
*Hill International, Inc.	300	1,398
HNI Corp.	900	20,052
*Hoku Scientific, Inc.	300	615
Honeywell International, Inc.	2,700	93,690
Horizon Lines, Inc. Class A	500	2,505
Houston Wire & Cable Co.	200	2,150
*Hub Group, Inc. Class A	200	4,298
#Hubbell, Inc. Class B	900	33,588
*Hudson Highland Group, Inc.	200	414
#*Huron Consulting Group, Inc.	200	8,870
*ICF International, Inc.	300	7,770
IDEX Corp.	1,900	51,832
#*IHS, Inc.	600	29,964
*II-VI, Inc.	600	14,394
#Illinois Tool Works, Inc.	3,000	121,650
#Ingersoll-Rand P.L.C.	2,700	77,976
*InnerWorkings, Inc.	400	2,068
*Innovative Solutions & Support, Inc.	300	1,077
*Insituform Technologies, Inc. Class A	600	11,040
Insteel Industries, Inc.	400	4,076
*Integrated Electrical Services, Inc.	200	1,830
Interface, Inc. Class A	2,000	13,880
#*Interline Brands, Inc.	600	10,158
*Intersections, Inc.	200	960
#*Iron Mountain, Inc.	1,000	29,210
#ITT Industries, Inc.	1,300	64,220
#J.B. Hunt Transport Services, Inc.	700	19,565
*Jacobs Engineering Group, Inc.	900	36,882
#*JetBlue Airways Corp.	5,800	29,638
John Bean Technologies Corp.	408	5,655
#Joy Global, Inc.	500	18,590
Kaman Corp. Class A	200	3,836
*Kansas City Southern	1,200	24,372
#Kaydon Corp.	500	16,335
#KBR, Inc.	2,800	59,332
*Kelly Services, Inc. Class A	800	9,408
Kennametal, Inc.	1,601	34,133
*Kforce, Inc.	900	8,766
Kimball International, Inc. Class B	900	6,120
*Kirby Corp.	900	33,309
#Knight Transportation, Inc.	1,400	25,396
#Knoll, Inc.	700	6,853
#*Korn/Ferry International	700	9,737
L-3 Communications Holdings, Inc.	600	45,300
*LaBarge, Inc.	200	2,114
*Ladish Co., Inc.	300	3,300
Landstar System, Inc.	200	7,336
*Layne Christensen Co.	300	7,119
*LECG Corp.	400	1,472
#Lennox International, Inc.	800	27,880

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Lincoln Electric Holdings, Inc.	1,000	$42,380
#Lindsay Corp.	200	7,094
*LMI Aerospace, Inc.	200	1,820
#Lockheed Martin Corp.	2,300	171,948
LSI Industries, Inc.	600	3,894
*Lydall, Inc.	200	650
*M&F Worldwide Corp.	400	7,956
*Magnetek, Inc.	500	675
#Manitowoc Co., Inc. (The)	300	1,854
#Manpower, Inc.	1,500	71,925
*Marten Transport, Ltd.	200	3,528
#Masco Corp.	9,200	128,156
#*Mastec, Inc.	600	6,210
*McDermott International, Inc.	1,200	23,448
#McGrath Rentcorp	300	5,766
*Metalico, Inc.	800	3,632
Met-Pro Corp.	200	2,128
#*Middleby Corp.	200	9,780
*Miller Industries, Inc.	400	3,532
#Mine Safety Appliances Co.	500	14,045
#*Mobile Mini, Inc.	1,000	16,180
#*Monster Worldwide, Inc.	1,200	15,636
*Moog, Inc. Class A	800	21,568
MSC Industrial Direct Co., Inc. Class A	700	27,468
Mueller Industries, Inc.	700	16,632
Mueller Water Products, Inc.	700	2,702
Multi-Color Corp.	200	3,124
NACCO Industries, Inc. Class A	100	4,209
#*Navigant Consulting, Inc.	600	7,140
*Navistar International Corp.	600	23,724
#*NCI Building Systems, Inc.	400	1,576
*NN, Inc.	200	488
#Nordson Corp.	600	26,940
*North America Galvanizing & Coatings, Inc.	400	2,000
Northrop Grumman Corp.	2,500	111,450
*Northwest Pipe Co.	100	3,478
#*Old Dominion Freight Line, Inc.	200	7,126
*Omega Flex, Inc.	93	1,521
*On Assignment, Inc.	400	1,692
*Orbital Sciences Corp.	1,000	13,540
*Orion Marine Group, Inc.	400	8,944
#*Oshkosh Truck Corp. Class B	1,100	30,195
#Otter Tail Corp.	800	18,648
#*Owens Corning, Inc.	4,500	82,710
*P.A.M. Transportation Services, Inc.	100	689
#Paccar, Inc.	1,400	48,510
*Pacer International, Inc.	200	496
Pall Corp.	800	24,064
Parker Hannifin Corp.	2,800	123,984
#Pentair, Inc.	1,900	51,908
*PGT, Inc.	625	1,269
*Pike Electric Corp.	700	7,371
#Pitney Bowes, Inc.	1,900	39,235
*Plug Power, Inc.	1,400	1,106
Portec Rail Products, Inc.	200	2,010
*Powell Industries, Inc.	100	3,565
*Power-One, Inc.	400	576
*PowerSecure International, Inc.	500	3,025
*Protection One, Inc.	300	1,023
Quanex Building Products Corp.	400	4,756
#*Quanta Services, Inc.	2,000	46,620

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
R. R. Donnelley & Sons Co.	3,700	$51,430
#Raven Industries, Inc.	100	2,870
#Raytheon Co.	3,400	159,630
*RBC Bearings, Inc.	300	7,110
Regal-Beloit Corp.	600	27,816
#*Resources Connection, Inc.	900	13,590
Robbins & Myers, Inc.	800	16,744
#Robert Half International, Inc.	800	19,832
#Rockwell Automation, Inc.	2,200	91,102
#Rockwell Collins, Inc.	1,800	75,960
#Rollins, Inc.	700	12,831
#Roper Industries, Inc.	900	43,038
#*RSC Holdings, Inc.	1,100	8,679
*Rush Enterprises, Inc. Class A	600	7,860
#Ryder System, Inc.	700	24,591
*Sauer-Danfoss, Inc.	400	2,100
Schawk, Inc.	600	4,344
*Shaw Group, Inc.	2,000	58,880
#Simpson Manufacturing Co., Inc.	800	22,720
SkyWest, Inc.	400	5,072
*SL Industries, Inc.	100	625
#Southwest Airlines Co.	4,200	32,970
#*Spirit AeroSystems Holdings, Inc. Class A	2,200	28,622
SPX Corp.	1,000	52,820
*Standard Parking Corp.	200	3,378
Standard Register Co.	600	2,124
Standex International Corp.	300	3,759
*Stanley, Inc.	200	6,148
Steelcase, Inc. Class A	2,250	16,470
*Stericycle, Inc.	500	25,600
*Sterling Construction Co., Inc.	200	3,186
Sun Hydraulics, Inc.	200	3,516
*SunPower Corp.	256	6,989
#*SunPower Corp. Class A	200	6,440
*Sykes Enterprises, Inc.	948	18,865
#TAL International Group, Inc.	300	3,327
*Taser International, Inc.	900	4,716
*Team, Inc.	200	2,912
*Tecumseh Products Co. Class A	200	1,636
*Teledyne Technologies, Inc.	600	19,638
#Tennant Co.	400	8,776
*Terex Corp.	2,500	37,950
#*Tetra Tech, Inc.	1,200	36,144
#Textainer Group Holdings, Ltd.	1,000	12,020
#Textron, Inc.	800	10,752
*Thomas & Betts Corp.	1,200	31,968
Timken Co.	2,500	50,950
#*Titan Machinery, Inc.	400	4,972
#Toro Co.	700	24,262
*TransDigm Group, Inc.	700	26,803
*Trex Co., Inc.	400	6,540
*TriMas Corp.	600	2,604
#Trinity Industries, Inc.	700	9,772
Triumph Group, Inc.	400	15,976
*TrueBlue, Inc.	500	6,350
#*Tutor Perini Corp.	1,100	20,295
Twin Disc, Inc.	200	1,764
*UAL Corp.	1,600	6,592
*Ultralife Corp.	200	1,284
#United Parcel Service, Inc.	2,600	139,698
*United Rentals, Inc.	1,200	8,964

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*United Stationers, Inc.	800	$37,136
United Technologies Corp.	7,000	381,290
Universal Forest Products, Inc.	500	22,320
Universal Truckload Services, Inc.	200	3,226
#*URS Corp.	1,300	65,780
#*US Airways Group, Inc.	900	2,637
*USA Truck, Inc.	200	2,882
#*USG Corp.	3,200	45,248
*UTI Worldwide, Inc.	1,000	12,620
Valmont Industries, Inc.	400	28,728
Viad Corp.	300	5,316
*Vicor Corp.	600	4,734
*Volt Information Sciences, Inc.	200	1,592
#W.W. Grainger, Inc.	200	17,982
#Wabtec Corp.	900	30,285
*Waste Connections, Inc.	600	16,926
*Waste Services, Inc.	900	4,302
Watsco, Inc. Class A	500	26,230
Watson Wyatt Worldwide, Inc.	500	18,670
Watts Water Technologies, Inc.	600	15,804
*WCA Waste Corp.	110	482
#Werner Enterprises, Inc.	1,100	19,866
#*WESCO International, Inc.	900	22,221
#Woodward Governor Co.	1,000	19,640

Total Industrials		9,730,738

Information Technology — (11.3%)
*3Com Corp.	12,200	45,994
#*3PAR, Inc.	400	3,836
#*Accenture, Ltd. Class A	3,300	115,731
#*ACI Worldwide, Inc.	600	9,042
*Acme Packet, Inc.	1,300	13,052
*ActivIdentity Corp.	1,000	2,520
#*Activision Blizzard, Inc.	4,300	49,235
*Actuate Corp.	700	3,661
*Acxiom Corp.	900	8,685
*Adaptec, Inc.	3,000	7,980
#*ADC Telecommunications, Inc.	1,900	13,832
#*Adobe Systems, Inc.	2,650	85,913
#Adtran, Inc.	1,300	31,408
*Advanced Analogic Technologies, Inc.	1,000	4,820
#*Advanced Micro Devices, Inc.	10,600	38,796
*Advent Software, Inc.	200	7,290
*Agilent Technologies, Inc.	3,400	78,948
*Airvana, Inc.	900	5,589
#*Alliance Data Systems Corp.	200	10,200
Altera Corp.	1,400	26,166
*Amdocs, Ltd.	3,100	74,152
American Software, Inc. Class A	400	2,564
#*Amkor Technology, Inc.	1,800	11,268
#Amphenol Corp.	1,100	36,685
*Amtech Systems, Inc.	200	1,148
*Anadigics, Inc.	1,300	5,382
#Analog Devices, Inc.	1,600	43,792
*Anaren, Inc.	300	5,394
#*Anixter International, Inc.	800	27,376
#*Ansys, Inc.	400	12,504
*Apple, Inc.	3,500	571,865
#Applied Materials, Inc.	11,500	158,700
*Applied Micro Circuits Corp.	1,600	13,840
*ArcSight, Inc.	200	3,794

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Ariba, Inc.	800	$8,408
#*Arris Group, Inc.	2,200	26,796
#*Arrow Electronics, Inc.	1,900	48,963
*Art Technology Group, Inc.	1,200	4,548
*Aruba Networks, Inc.	1,400	12,432
#*Atheros Communications	1,000	25,000
*Atmel Corp.	5,500	22,935
#*ATMI, Inc.	300	5,457
*Avid Technology, Inc.	950	11,638
*Avnet, Inc.	2,600	63,440
#*Avocent Corp.	1,100	17,061
AVX Corp.	4,000	43,960
*Aware, Inc.	500	1,400
*Bankrate, Inc.	300	8,610
Bel Fuse, Inc. Class B	200	3,676
*Benchmark Electronics, Inc.	1,500	23,700
*BigBand Networks, Inc.	1,000	5,490
Black Box Corp.	200	5,494
#Blackbaud, Inc.	300	5,610
#*Blackboard, Inc.	400	13,588
*Blue Coat Systems, Inc.	600	11,214
#*BMC Software, Inc.	500	17,015
*Bottomline Technologies, Inc.	300	3,069
*Brightpoint, Inc.	1,200	7,128
BroADRidge Financial Solutions, Inc.	1,600	27,632
*Brocade Communications Systems, Inc.	5,500	43,230
CA, Inc.	500	10,570
#*CACI International, Inc. Class A	400	18,480
#*Cadence Design Systems, Inc.	700	4,130
*California Micro Devices Corp.	700	2,240
*Callidus Software, Inc.	400	1,020
*Cascade Microtech, Inc.	300	1,206
#*Checkpoint Systems, Inc.	1,000	17,330
*Chordiant Software, Inc.	600	2,358
*Cisco Sytems, Inc.	38,830	854,648
*Cogent, Inc.	1,500	17,100
#Cognex Corp.	1,000	16,500
#*Coherent, Inc.	600	11,772
#*CommScope, Inc.	1,500	38,400
Communications Systems, Inc.	100	1,195
#*CommVault Systems, Inc.	300	5,223
#*Comtech Telecommunications Corp.	400	12,748
*Comverge, Inc.	500	6,580
#*Concur Technologies, Inc.	600	20,694
*Constant Contact, Inc.	200	4,522
*CPI International, Inc.	300	2,865
*Cray, Inc.	500	4,060
#*Cree, Inc.	1,300	41,678
*CSG Systems International, Inc.	200	3,336
#*CyberSource Corp.	900	15,606
#*Cymer, Inc.	400	13,684
#*Cypress Semiconductor Corp.	3,800	40,356
Daktronics, Inc.	600	5,028
*DDi Corp.	400	1,920
#*DealerTrack Holdings, Inc.	600	11,898
#*Dell, Inc.	16,600	222,108
*Deltek, Inc.	600	3,726
*DemandTec, Inc.	300	2,673
*DG FastChannel, Inc.	400	8,396
Diebold, Inc.	1,100	30,492
*Digi International, Inc.	500	5,105

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Digimarc Corp.	88	$1,223
#*Digital River, Inc.	400	14,140
#*Diodes, Inc.	600	11,076
*DivX, Inc.	600	3,498
*Dolby Laboratories, Inc.	200	8,326
*Double-Take Software, Inc.	300	2,610
*DST Systems, Inc.	300	13,299
#*DTS, Inc.	300	8,241
*Dynamics Research Corp.	300	3,696
#*EarthLink, Inc.	1,300	10,985
#*eBay, Inc.	5,000	106,250
*Echelon Corp.	700	5,936
*Echostar Holding Corp.	900	13,266
Electro Rent Corp.	500	4,760
*Electronics for Imaging, Inc.	1,200	13,680
*EMC Corp.	13,700	206,322
*EMS Technologies, Inc.	300	6,600
*Emulex Corp.	1,300	11,869
*Entegris, Inc.	3,000	11,190
*Epicor Software Corp.	900	5,472
#*EPIQ Systems, Inc.	400	6,420
*ePlus, Inc.	200	3,274
#*Equinix, Inc.	400	32,692
*Euronet Worldwide, Inc.	700	14,728
*ExlService Holdings, Inc.	300	3,894
*F5 Networks, Inc.	1,000	37,120
FactSet Research Systems, Inc.	100	5,670
#Fair Isaac Corp.	700	13,433
*Fairchild Semiconductor Corp. Class A	3,100	27,373
*FalconStor Software, Inc.	300	1,605
*Faro Technologies, Inc.	400	7,080
#*FEI Co.	500	12,250
*FLIR Systems, Inc.	950	20,416
*Forrester Research, Inc.	300	6,771
*Gartner Group, Inc.	800	13,680
*Gerber Scientific, Inc.	400	1,252
*Global Cash Access, Inc.	700	6,300
Global Payments, Inc.	200	8,460
*Globecomm Systems, Inc.	300	2,382
*Google, Inc.	800	354,440
*GSI Commerce, Inc.	400	7,296
*GSI Technology, Inc.	600	2,376
*Hackett Group, Inc.	800	2,432
*Harmonic, Inc.	1,900	13,167
Harris Corp.	1,100	34,441
*Harris Stratex Networks, Inc. Class A	573	3,977
Heartland Payment Systems, Inc.	200	2,132
#*Hewitt Associates, Inc. Class A	300	8,979
#Hewlett-Packard Co.	18,300	792,390
#*Hittite Microwave Corp.	200	7,024
*Hughes Communications, Inc.	400	10,400
*Hypercom Corp.	500	1,065
*I.D. Systems, Inc.	300	1,101
*i2 Technologies, Inc.	200	2,692
*IAC/InterActiveCorp.	700	12,887
*iGATE Corp.	600	4,350
*Ikanos Communications, Inc.	353	621
#*Imation Corp.	800	7,264
*Immersion Corp.	300	1,266
*Infinera Corp.	1,400	9,478
*infoGROUP, Inc.	800	4,816

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Informatica Corp.	500	$9,195
*InfoSpace, Inc.	500	3,660
*Ingram Micro, Inc.	2,600	43,732
*Innodata Isogen, Inc.	400	2,136
*Insight Enterprises, Inc.	900	9,270
*Integral Systems, Inc.	200	1,436
*Integrated Device Technology, Inc.	3,300	22,341
*Integrated Silicon Solution, Inc.	200	630
#Intel Corp.	28,600	550,550
*Intellon Corp.	400	1,840
*Interactive Intelligence, Inc.	100	1,616
*InterDigital, Inc.	400	11,844
*Intermec, Inc.	1,000	13,640
*Internap Network Services Corp.	800	2,432
International Business Machines Corp.	10,750	1,267,748
*International Rectifier Corp.	1,100	18,216
*Internet Brands, Inc.	900	6,759
*Internet Capital Group, Inc.	300	2,241
#Intersil Corp.	1,200	17,244
*Intevac, Inc.	300	3,453
#*IPG Photonics Corp.	600	6,438
*Isilon Systems, Inc.	800	4,168
#*Itron, Inc.	800	41,736
#*Ixia	1,000	7,540
*IXYS Corp.	800	6,184
#*j2 Global Communications, Inc.	300	7,197
Jack Henry & Associates, Inc.	900	19,323
*JDA Software Group, Inc.	600	12,366
*JDS Uniphase Corp.	4,300	25,198
*Juniper Networks, Inc.	2,800	73,164
Keithley Instruments, Inc.	300	1,671
*Kenexa Corp.	400	4,880
*Knot, Inc. (The)	350	3,059
*Kulicke & Soffa Industries, Inc.	1,000	5,870
*KVH Industries, Inc.	300	2,439
#*L-1 Identity Solutions, Inc.	2,100	16,527
#*Lam Research Corp.	1,200	36,072
*Lattice Semiconductor Corp.	2,500	5,525
*Lawson Software, Inc.	1,700	10,098
#Lender Processing Services, Inc.	600	20,508
*Lexmark International, Inc.	1,300	18,824
*Limelight Networks, Inc.	1,200	4,752
*Liquidity Services, Inc.	300	3,444
*Littlefuse, Inc.	400	9,360
*LoopNet, Inc.	600	4,800
*Loral Space & Communications, Inc.	400	8,372
#*LSI Corp.	7,850	40,663
*LTX-Credence Corp.	700	630
#*Manhattan Associates, Inc.	300	5,550
*ManTech International Corp. Class A	300	15,990
Marchex, Inc. Class B	700	3,066
#MasterCard, Inc. Class A	200	38,806
*Mattson Technology, Inc.	400	604
Maxim Integrated Products, Inc.	2,800	49,616
Maximus, Inc.	300	12,786
*Maxwell Technologies, Inc.	400	5,664
#*McAfee, Inc.	1,150	51,267
*Measurement Specialties, Inc.	200	1,610
*Mentor Graphics Corp.	1,600	11,104
*Mercury Computer Systems, Inc.	600	6,900
*Metavante Technologies, Inc.	1,800	55,440

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Micrel, Inc.	800	$6,256
#Microchip Technology, Inc.	850	22,890
#*Micron Technology, Inc.	13,624	87,057
#*Micros Systems, Inc.	900	24,651
*Microsemi Corp.	800	10,920
Microsoft Corp.	48,055	1,130,254
*Microtune, Inc.	1,000	2,060
#*MKS Instruments, Inc.	200	3,874
*ModusLink Global Solutions, Inc.	800	5,704
Molex, Inc. Class A	1,400	23,296
*Monotype Imaging Holdings, Inc.	500	3,640
#Motorola, Inc.	27,900	199,764
*Move, Inc.	1,600	4,272
*MSC.Software Corp.	700	5,117
MTS Systems Corp.	200	4,698
*Multi-Fineline Electronix, Inc.	400	9,116
*Nanometrics, Inc.	386	1,432
#National Instruments Corp.	1,403	35,384
#National Semiconductor Corp.	1,500	22,590
#*NCI, Inc.	100	3,169
*NetApp, Inc.	2,700	60,642
#*NETGEAR, Inc.	800	13,608
*NetScout Systems, Inc.	700	6,965
#*NetSuite, Inc.	500	6,080
*Network Equipment Technologies, Inc.	600	3,420
*NeuStar, Inc.	600	13,608
#*Novatel Wireless, Inc.	500	4,740
#*Novellus Systems, Inc.	800	15,656
#*Nuance Communications, Inc.	1,700	22,440
*Nvidia Corp.	1,700	21,981
*Occam Networks, Inc.	500	1,970
#*Omniture, Inc.	1,100	15,048
*OmniVision Technologies, Inc.	800	10,584
*ON Semiconductor Corp.	5,800	42,340
*Online Resources Corp.	500	3,305
*Openwave Systems, Inc.	900	2,358
*Oplink Communications, Inc.	600	7,632
OPNET Technologies, Inc.	400	3,800
*Opnext, Inc.	800	1,624
*Orbcomm, Inc.	1,100	2,464
*OSI Systems, Inc.	300	5,943
#*Palm, Inc.	3,600	56,628
*PAR Technology Corp.	300	1,656
*Parametric Technology Corp.	1,300	16,783
*ParkerVision, Inc.	200	610
*PC Connection, Inc.	200	1,148
*PC Mall, Inc.	200	1,738
*PC-Tel, Inc.	326	2,181
Pegasystems, Inc.	300	8,490
*Perceptron, Inc.	200	820
*Perficient, Inc.	500	3,690
*Pericom Semiconductor Corp.	500	4,750
*Perot Systems Corp.	2,400	38,352
*Pervasive Software, Inc.	400	2,128
*Phoenix Technologies, Ltd.	300	993
Plantronics, Inc.	1,200	28,404
*Plexus Corp.	800	20,552
#*Polycom, Inc.	2,000	47,500
#Power Integrations, Inc.	400	11,716
#*Presstek, Inc.	100	170
*Progress Software Corp.	400	9,052

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*QLogic Corp.	2,200	$28,710
#QUALCOMM, Inc.	8,700	402,027
#*Quest Software, Inc.	1,800	26,532
*Radiant Systems, Inc.	700	7,042
*RadiSys Corp.	600	4,752
*RealNetworks, Inc.	2,200	6,380
*Red Hat, Inc.	600	13,698
Renaissance Learning, Inc.	200	1,946
*RF Micro Devices, Inc.	3,800	19,760
Richardson Electronics, Ltd.	500	1,860
*RightNow Technologies, Inc.	200	2,408
*Rimage Corp.	100	1,667
*Riverbed Technology, Inc.	1,000	20,010
#*Rofin-Sinar Technologies, Inc.	500	10,855
#*Rovi Corp.	1,600	41,856
*S1 Corp.	700	4,963
*Saba Software, Inc.	600	2,286
#*SAIC, Inc.	900	16,281
#*Salesforce.com, Inc.	600	26,004
#*Sandisk Corp.	3,900	69,498
*Sapient Corp.	1,700	11,356
#*SAVVIS, Inc.	700	10,157
#*ScanSource, Inc.	600	17,118
*SeaChange International, Inc.	600	5,490
#Seagate Technology	2,400	28,896
*Semitool, Inc.	300	1,776
*ShoreTel, Inc.	600	5,172
*Silicon Graphics International Corp.	200	1,004
#*Silicon Laboratories, Inc.	826	35,378
*Smart Modular Technologies (WWH), Inc.	900	2,682
*Smith Micro Software, Inc.	400	4,572
*Soapstone Networks, Inc.	400	198
*Solera Holdings, Inc.	1,200	32,316
*SonicWALL, Inc.	900	6,831
*Sonus Networks, Inc.	2,900	5,510
*Sourcefire, Inc.	400	7,056
*SRA International, Inc.	600	11,820
*SRS Labs, Inc.	400	2,976
#*Starent Networks Corp.	900	21,582
*StarTek, Inc.	200	1,890
#*STEC, Inc.	900	30,681
#*Stratasys, Inc.	400	6,312
*Sun Microsystems, Inc.	11,900	109,123
*Super Micro Computer, Inc.	700	5,558
*Support.com, Inc.	1,000	2,460
*Switch and Data Facilities Co.	600	8,334
#*Sybase, Inc.	600	21,480
*Sycamore Networks, Inc.	5,800	19,720
#*Symantec Corp.	6,600	98,538
*Symyx Technologies, Inc.	800	5,544
#*Synaptics, Inc.	300	7,191
*Synchronoss Technologies, Inc.	500	5,940
#*SYNNEX Corp.	500	14,210
*Synopsys, Inc.	1,000	19,980
#Syntel, Inc.	200	7,916
#*Take-Two Interactive Software, Inc.	1,000	9,520
*Taleo Corp. Class A	300	5,250
*Tech Data Corp.	1,100	38,423
Technitrol, Inc.	400	2,904
*TechTarget, Inc.	444	2,486
*TechTeam Global, Inc.	300	1,947

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tekelec	1,100	$20,229
*TeleCommunication Systems, Inc.	700	5,796
*TeleTech Holdings, Inc.	900	15,048
*Tellabs, Inc.	12,500	72,500
*Teradata Corp.	1,200	29,484
#*Teradyne, Inc.	2,700	21,276
#*Terremark Worldwide, Inc.	400	2,492
Texas Instruments, Inc.	6,000	144,300
TheStreet.com, Inc.	700	1,456
*THQ, Inc.	1,100	7,381
#*TIBCO Software, Inc.	2,500	21,825
*Tier Technologies, Inc. Class B	400	2,960
*TiVo, Inc.	900	9,225
*TNS, Inc.	400	9,172
#*Trimble Navigation, Ltd.	1,600	37,936
#*Triquint Semiconductor, Inc.	2,800	20,104
#*Tyler Technologies, Inc.	400	6,160
#*Ultimate Software Group, Inc.	100	2,560
*Ultratech, Inc.	500	5,955
*Unica Corp.	300	1,878
United Online, Inc.	1,300	11,934
#*Universal Display Corp.	500	6,075
#*UTStarcom, Inc.	800	1,368
*ValueClick, Inc.	1,100	12,650
#*VeriFone Holdings, Inc.	1,400	12,614
*Viasat, Inc.	500	13,500
*Video Display Corp.	37	115
*Virage Logic Corp.	500	2,495
*Virtusa Corp.	504	4,697
#*Visa, Inc.	2,300	150,558
*Vishay Intertechnology, Inc.	4,700	33,417
#*VistaPrint, Ltd.	300	12,375
#*VMware, Inc. Class A	500	16,115
*Vocus, Inc.	100	1,682
*Web.com Group, Inc.	400	2,456
*Websense, Inc.	200	2,960
#*Western Digital Corp.	2,200	66,550
*Wright Express Corp.	500	14,140
Xerox Corp.	22,290	182,555
#Xilinx, Inc.	1,900	41,211
*X-Rite, Inc.	700	1,232
*Yahoo!, Inc.	5,200	74,464
*Zebra Technologies Corp. Class A	1,200	29,328
#*Zix Corp.	600	990
*Zygo Corp.	300	1,896

Total Information Technology		12,689,989

Materials — (3.7%)
A. Schulman, Inc.	500	10,655
A.M. Castle & Co.	600	6,330
*AEP Industries, Inc.	100	3,191
#Air Products & Chemicals, Inc.	1,300	96,980
Airgas, Inc.	800	35,664
AK Steel Holding Corp.	1,700	33,439
#Albemarle Corp.	1,600	47,536
#Alcoa, Inc.	9,300	109,368
#AMCOL International Corp.	500	9,405
*American Pacific Corp.	200	1,620
#AptarGroup, Inc.	1,100	38,412
*Arabian American Development Co.	500	1,725
Arch Chemicals, Inc.	200	5,310

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Ashland, Inc.	1,965	$65,120
#*Balchem Corp.	156	4,329
#Ball Corp.	800	38,688
Bemis Co., Inc.	2,100	55,272
*Brush Engineered Materials, Inc.	400	8,532
*Buckeye Technologies, Inc.	1,500	9,525
*Bway Holding Co.	500	7,950
#Cabot Corp.	1,000	18,300
*Calgon Carbon Corp.	1,100	13,937
Carpenter Technology Corp.	900	16,821
#Celanese Corp. Class A	900	23,130
#*Century Aluminum Co.	200	1,676
CF Industries Holdings, Inc.	200	15,788
Cliffs Natural Resources, Inc.	600	16,434
*Coeur d’Alene Mines Corp.	900	12,780
Commercial Metals Co.	1,700	28,118
Compass Minerals International, Inc.	100	5,319
*Crown Holdings, Inc.	1,300	32,630
#Cytec Industries, Inc.	900	22,590
Deltic Timber Corp.	200	8,994
#Dow Chemical Co.	7,000	148,190
#du Pont (E.I.) de Nemours & Co.	7,500	231,975
#Eagle Materials, Inc.	1,100	30,030
#Eastman Chemical Co	1,000	49,660
#Ecolab, Inc.	1,800	74,718
*Ferro Corp.	600	2,982
#*Flotek Industries, Inc.	200	376
FMC Corp.	600	29,184
#Freeport-McMoRan Copper & Gold, Inc. Class B	1,500	90,450
*General Moly, Inc.	1,200	3,396
*Graphic Packaging Holding Co.	600	1,278
Greif, Inc. Class A	600	30,798
H.B. Fuller Co.	1,200	24,192
Hawkins, Inc.	200	3,752
*Haynes International, Inc.	300	6,909
#*Headwaters, Inc.	500	1,535
#*Hecla Mining Co.	3,000	9,450
*Horsehead Holding Corp.	600	6,414
*Huntsman Corp.	5,500	33,770
*ICO, Inc.	700	2,891
Innophos Holdings, Inc.	200	3,756
*Innospec, Inc.	500	5,970
International Flavors & Fragrances, Inc.	400	14,104
#International Paper Co.	8,700	163,647
Kaiser Aluminum Corp.	100	3,306
#*Kapstone Paper and Packaging Corp.	1,000	5,040
KMG Chemicals, Inc.	300	2,220
#*Kronos Worldwide, Inc.	600	4,932
*Landec Corp.	600	3,792
*Louisiana-Pacific Corp.	2,600	10,972
*LSB Industries, Inc.	300	5,328
Lubrizol Corp.	1,700	98,481
#Martin Marietta Materials, Inc.	300	25,821
MeadWestavco Corp.	4,700	91,603
Minerals Technologies, Inc.	400	17,388
Monsanto Co.	1,800	151,200
Myers Industries, Inc.	800	7,872
Nalco Holding Co.	1,300	22,997
Neenah Paper, Inc.	600	5,880
NewMarket Corp.	200	15,130
Newmont Mining Corp.	2,950	121,983

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
NL Industries, Inc.	800	$5,464
Nucor Corp.	1,700	75,599
#Olin Corp.	1,400	19,306
#Olympic Steel, Inc.	300	7,653
#*OM Group, Inc.	700	23,562
#*Owens-Illinois, Inc.	1,300	44,122
P.H. Glatfelter Co.	900	9,315
Packaging Corp. of America	1,400	27,538
*Pactiv Corp.	2,400	60,432
*Penford Corp.	200	1,312
PPG Industries, Inc.	3,100	170,500
Praxair, Inc.	1,800	140,724
Quaker Chemical Corp.	400	7,200
Reliance Steel & Aluminum Co.	1,200	40,452
Rock-Tenn Co. Class A	600	26,976
#*Rockwood Holdings, Inc.	1,600	28,672
#Royal Gold, Inc.	700	28,756
RPM International, Inc.	1,000	15,960
#Schnitzer Steel Industries, Inc. Class A	500	26,885
Schweitzer-Maudoit International, Inc.	300	9,810
#Scotts Miracle-Gro Co. Class A (The)	1,000	39,050
Sealed Air Corp.	3,200	58,848
*Senomyx, Inc.	500	1,400
Sensient Technologies Corp.	300	7,557
#Sigma-Aldrich Corp.	700	35,525
Silgan Holdings, Inc.	600	30,156
*Solutia, Inc.	1,600	14,304
Sonoco Products Co.	600	15,888
#Southern Copper Corp.	3,600	92,736
*Spartech Corp.	1,000	12,500
#Steel Dynamics, Inc.	2,900	47,444
Stepan Co.	100	4,478
*Stillwater Mining Co.	2,300	15,387
#Temple-Inland, Inc.	3,600	56,376
Terra Industries, Inc.	200	5,832
#Texas Industries, Inc.	700	31,850
#*Titanium Metals Corp.	3,800	31,806
*U.S. Concrete, Inc.	500	980
*U.S. Gold Corp.	2,000	5,920
*United States Lime & Minerals, Inc.	200	7,838
#*United States Steel Corp.	2,600	103,350
#Valhi, Inc.	900	11,817
#Valspar Corp.	3,400	86,088
#Vulcan Materials Co.	1,800	85,464
*Wausau Paper Corp.	800	7,520
Weyerhaeuser Co.	5,500	192,720
#Worthington Industries, Inc.	2,700	35,694
#Zep, Inc.	200	3,216
*Zoltek Companies, Inc.	700	6,944

Total Materials		4,187,866

Telecommunication Services — (1.5%)
#Alaska Communications Systems Group, Inc.	600	4,446
#*American Tower Corp.	2,750	93,747
*Arbinet Corp.	500	1,050
AT&T, Inc.	800	20,984
Atlantic Tele-Network, Inc.	400	16,772
#*Cbeyond, Inc.	600	8,412
#*Centennial Communications Corp.	2,800	21,476
CenturyTel, Inc.	2,970	93,228
*Cincinnati Bell, Inc.	5,900	18,467

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*Cogent Communications Group, Inc.	700	$5,803
#Consolidated Communications Holdings, Inc.	600	7,578
#*Crown Castle International Corp.	3,700	106,338
D&E Communications, Inc.	600	6,360
*FairPoint Communications, Inc.	689	407
Frontier Communications Corp.	7,800	54,600
*General Communications, Inc. Class A	1,400	9,590
*Global Crossing, Ltd.	1,400	15,218
Hickory Tech Corp.	380	3,219
*iBasis, Inc.	1,600	3,120
*ICO Global Communications (Holdings), Ltd.	300	135
#Iowa Telecommunications Services, Inc.	900	11,034
*iPCS, Inc.	400	7,204
*Leap Wireless International, Inc.	1,800	43,110
#*MetroPCS Communications, Inc.	3,100	36,735
*Neutral Tandem, Inc.	500	15,500
*NII Holdings, Inc.	800	18,416
#NTELOS Holdings Corp.	300	4,647
*PAETEC Holding Corp.	3,400	9,996
#*Premiere Global Services, Inc.	1,800	17,262
#Qwest Communications International, Inc.	18,900	72,954
#*SBA Communications Corp.	1,300	33,917
*Shenandoah Telecommunications Co.	500	10,180
#*Sprint Nextel Corp.	34,400	137,600
*SureWest Communications	300	3,843
*Syniverse Holdings, Inc.	1,800	31,554
Telephone & Data Systems, Inc.	1,000	25,740
Telephone & Data Systems, Inc. Special Shares	1,100	26,510
#*tw telecom, inc.	3,200	31,680
*United States Cellular Corp.	1,000	35,820
*USA Mobility, Inc.	700	9,450
Verizon Communications, Inc.	17,750	569,242
Windstream Corp.	3,100	27,187

Total Telecommunication Services		1,670,531

Utilities — (2.9%)
#AGL Resources, Inc.	1,600	53,792
Allegheny Energy, Inc.	700	17,647
#ALLETE, Inc.	800	25,584
Alliant Energy Corp.	1,000	26,160
Ameren Corp.	1,050	26,702
American Electric Power Co., Inc.	2,200	68,112
#American States Water Co.	400	14,540
Aqua America, Inc.	2,150	38,829
#Artesian Resources Corp. Class A	200	3,538
#Atmos Energy Corp.	1,700	46,172
Avista Corp.	1,400	25,928
#Black Hills Corp.	600	15,606
California Water Service Group	400	15,148
#*Calpine Corp.	10,400	133,952
CenterPoint Energy, Inc.	2,550	30,727
Central Vermont Public Service Corp.	300	5,532
#CH Energy Group, Inc.	100	4,949
Chesapeake Utilities Corp.	100	3,315
#Cleco Corp.	1,200	28,428
#CMS Energy Corp.	4,200	54,348
Connecticut Water Services, Inc.	200	4,326
#Consolidated Edison, Inc.	2,100	82,656
#Constellation Energy Group	1,700	48,790
#Dominion Resources, Inc.	1,400	47,320
#DPL, Inc.	800	19,160

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
DTE Energy Co.	1,500	$51,690
Edison International	1,900	61,408
*El Paso Electric Co.	900	13,599
#Empire District Electric Co.	600	11,016
Energen Corp.	700	28,924
#Entergy Corp.	800	64,264
#EQT Corp.	1,300	49,894
#Exelon Corp.	1,800	91,548
#FirstEnergy Corp.	1,600	65,920
Florida Public Utilities Co.	200	2,792
FPL Group, Inc.	3,600	204,012
#Great Plains Energy, Inc.	1,300	20,709
Hawaiian Electric Industries, Inc.	1,000	17,870
#IDACORP, Inc.	1,200	33,264
Integrys Energy Group, Inc.	400	13,512
#ITC Holdings Corp.	1,000	47,700
Laclede Group, Inc.	500	16,785
MDU Resources Group, Inc.	900	18,117
#MGE Energy, Inc.	500	17,935
Middlesex Water Co.	400	6,116
#New Jersey Resources Corp.	1,100	42,460
#Nicor, Inc.	900	32,796
#NiSource, Inc.	2,100	27,048
Northeast Utilities, Inc.	2,100	48,321
Northwest Natural Gas Co.	600	26,784
NorthWestern Corp.	400	9,680
#*NRG Energy, Inc.	2,500	68,025
NSTAR	1,600	51,360
#NV Energy, Inc.	3,600	41,400
OGE Energy Corp.	1,400	42,140
#Oneok, Inc.	600	19,860
#Ormat Technologies, Inc.	1,200	47,508
Pennichuck Corp.	100	2,295
Pepco Holdings, Inc.	1,600	23,008
PG&E Corp.	1,900	76,703
Piedmont Natural Gas Co.	1,400	34,468
#Pinnacle West Capital Corp.	1,300	41,548
#PNM Resources, Inc.	1,500	18,300
Portland General Electric Co.	1,900	36,157
Progress Energy, Inc.	1,400	55,216
Public Service Enterprise Group, Inc.	4,800	155,760
#Questar Corp.	4,000	132,280
#*RRI Energy, Inc.	1,600	8,560
#Sempra Energy	1,400	73,402
#SJW Corp.	500	11,210
South Jersey Industries, Inc.	600	22,128
#Southern Co.	4,400	138,160
Southwest Gas Corp.	900	21,798
Southwest Water Co.	300	1,467
#TECO Energy, Inc.	4,500	60,705
UGI Corp.	900	23,796
#UIL Holdings Corp.	400	9,760
#Unisource Energy Corp.	1,000	27,600
WGL Holdings, Inc.	1,000	33,120
#Wisconsin Energy Corp.	1,000	42,970
Xcel Energy, Inc.	1,000	19,940
York Water Co.	100	1,731

Total Utilities		3,207,800

TOTAL COMMON STOCKS		76,765,891

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	704,174	$704,174

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (30.9%)
§@DFA Short Term Investment Fund LP	34,183,374	$34,183,374
@Repurchase Agreement, Deutsche Bank 0.20% 08/03/09 (Collateralized by $5,734,420 FHLMC 4.754%(r), 07/01/33, valued at $444,731) to be repurchased at $431,785	$432	431,778

TOTAL SECURITIES LENDING COLLATERAL		34,615,152

TOTAL INVESTMENTS — (100.0%) (Cost $118,289,381)##		$112,085,217

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,835,641	—	—	$9,835,641
Consumer Staples	7,608,264	—	—	7,608,264
Energy	7,908,184	—	—	7,908,184
Financials	10,702,668	—	—	10,702,668
Health Care	9,223,913	$297	—	9,224,210
Industrials	9,730,738	—	—	9,730,738
Information Technology	12,689,989	—	—	12,689,989
Materials	4,187,866	—	—	4,187,866
Telecommunication Services	1,670,531	—	—	1,670,531
Utilities	3,207,800	—	—	3,207,800
Temporary Cash Investments	704,174	—	—	704,174
Securities Lending Collateral	—	34,615,152	—	34,615,152

TOTAL	$77,469,768	$34,615,449	—	$112,085,217

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.7%)
AUSTRALIA — (5.5%)
ABB Grain, Ltd.	5,989	$44,605
Adelaide Brighton, Ltd.	6,885	14,306
AGL Energy, Ltd.	3,834	47,657
#Alesco Corp., Ltd.	1,171	4,323
Amcor, Ltd.	16,022	66,041
AMP, Ltd.	7,018	32,850
Ansell, Ltd.	1,106	8,552
APA Group	3,669	8,632
*Aquila Resources, Ltd.	708	3,583
*Arrow Energy, Ltd.	5,580	20,042
*Asciano Group	26,601	35,588
ASX, Ltd.	332	10,421
*Austar United Communications, Ltd.	12,000	10,317
Australia & New Zealand Banking Group, Ltd.	9,752	150,637
Australian Infrastructure Fund	2,676	3,299
Australian Worldwide Exploration, Ltd.	5,136	11,479
AWB, Ltd.	4,732	5,203
AXA Asia Pacific Holdings, Ltd.	8,121	28,780
Bank of Queensland, Ltd.	5,129	48,118
Beach Petroleum, Ltd.	14,092	10,028
Bendigo Bank, Ltd.	3,080	21,068
BHP Billiton, Ltd. Sponsored ADR.	6,500	409,240
BlueScope Steel, Ltd.	28,774	81,054
*Boart Longyear Group	5,607	1,385
Boral, Ltd.	16,993	70,791
Bradken, Ltd.	1,159	5,113
Brambles, Ltd.	6,693	33,487
Brickworks, Ltd.	1,108	11,976
Caltex Australia, Ltd.	834	9,090
Campbell Brothers, Ltd.	462	8,893
#*Centamin Egypt, Ltd.	8,932	13,010
Centennial Coal Co., Ltd.	4,405	11,034
*Coal of Africa, Ltd.	2,428	3,573
Coca-Cola Amatil, Ltd.	2,860	22,237
Cochlear, Ltd.	202	9,368
Commonwealth Bank of Australia	2,691	95,345
Computershare, Ltd.	1,340	10,993
ConnectEast Group	28,615	9,310
Crane Group, Ltd.	682	6,259
Crown, Ltd.	5,061	31,562
CSR, Ltd.	15,568	24,208
David Jones, Ltd.	17,592	75,491
Downer EDI, Ltd.	8,836	47,694
DUET Group	9,081	12,443
*Extract Resources, Ltd.	4,478	28,034
#Fairfax Media, Ltd.	35,570	43,688
#Flight Centre, Ltd.	572	4,632
#*Fortescue Metals Group, Ltd.	2,335	8,223
Foster’s Group, Ltd.	12,095	54,346
Goodman Fielder, Ltd.	39,422	45,636
*Graincorp, Ltd. Series A	4,177	26,111
Gunns, Ltd.	3,962	3,183
Harvey Norman Holdings, Ltd.	15,501	42,406
#Healthscope, Ltd.	2,417	8,765
*Iluka Resources, Ltd.	2,389	6,291
*Incitec Pivot, Ltd.	18,319	42,286
Infigen Energy	6,801	7,324

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Insurance Australia Group, Ltd.	14,994	$45,868
IOOF Holdings, Ltd.	1,186	4,703
#JB Hi-Fi, Ltd.	845	11,952
*Kagara, Ltd.	4,074	3,687
Leighton Holdings, Ltd.	408	10,259
Lend Lease Corp., Ltd.	10,168	65,793
*Lihir Gold, Ltd.	14,904	34,967
Lion Nathan, Ltd.	3,041	29,722
Macarthur Coal, Ltd.(6375003)	950	6,224
*Macarthur Coal, Ltd.(63750RR)	143	938
Macquarie Airports	22,151	45,967
Macquarie Group, Ltd.	2,881	105,875
Metcash, Ltd.	14,734	52,504
*Minara Resources, Ltd.	1,630	1,520
*Mount Gibson Iron, Ltd.	5,247	5,244
*Murchison Metals, Ltd.	3,368	5,391
National Australia Bank, Ltd.	6,296	127,784
New Hope Corp., Ltd.	4,695	20,944
Newcrest Mining, Ltd.	1,336	33,700
*Nufarm, Ltd.	4,096	37,009
Oil Search, Ltd.	9,267	43,783
OneSteel, Ltd.	21,138	52,756
Orica, Ltd.	1,823	34,177
Origin Energy, Ltd.	5,303	64,222
OZ Minerals, Ltd.	6,923	6,514
Pacific Brands, Ltd.	11,725	11,677
*PanAust, Ltd.	13,720	4,732
Panoramic Resources, Ltd.	2,242	5,181
Paperlinx, Ltd.	4,881	2,060
Perpetual Trustees Australia, Ltd.	226	6,314
Platinum Asset Mangement, Ltd.	7,171	27,337
Primary Health Care, Ltd.	2,209	10,278
Qantas Airways, Ltd.	7,636	14,741
#QBE Insurance Group, Ltd.	1,882	30,636
#Ramsay Health Care, Ltd.	3,413	29,868
Rio Tinto, Ltd.	3,678	185,437
#*Riversdale Mining, Ltd.	1,288	7,109
#Santos, Ltd.	1,908	23,221
#Seek, Ltd.	7,288	25,892
#Seven Network, Ltd.	1,067	5,674
Sigma Pharmaceuticals, Ltd.	9,713	10,487
*Silex System, Ltd.	1,574	9,082
#Sims Metal Management, Ltd.	2,097	49,036
#*Sino Gold Mining, Ltd.	2,334	10,368
Sonic Healthcare, Ltd.	4,890	47,695
SP Ausnet	49,967	32,508
Spark Infrastructure Group	21,748	19,400
*Straits Resources, Ltd.	4,268	8,303
*Tatts Group, Ltd.	11,097	22,680
Telstra Corp., Ltd.	18,156	53,542
#Ten Network Holdings, Ltd.	4,724	5,034
Toll Holdings, Ltd.	3,336	18,909
Tower Australia Group, Ltd.	3,754	7,772
Transfield Services, Ltd.	13,204	30,807
#Transurban Group	2,048	7,404
United Group, Ltd.	1,415	14,184
*Virgin Blue Holdings, Ltd.	11,089	2,764
*Virgin Blue Holdings, Ltd. Private Placement Shares	12,110	3,038
Washington H. Soul Pattinson & Co., Ltd.	2,946	27,005
*Wesfarmers, Ltd.	6,507	140,166
#West Australian Newspapers Holdings, Ltd.	1,209	6,076

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Westpac Banking Corp.	3,266	$58,815
Westpac Banking Corp. Sponsored ADR.	2,200	200,200
Woodside Petroleum, Ltd.	1,681	64,428
Woolworths, Ltd.	4,294	97,509
WorleyParsons, Ltd.	2,595	55,958

TOTAL AUSTRALIA		4,154,840

AUSTRIA — (0.3%)
Andritz AG.	195	8,557
*BWIN Interactive Entertainment AG.	192	7,871
Erste Group Bank AG.	560	19,521
EVN AG.	325	5,430
*Intercell AG.	265	9,720
Mayr-Melnhof Karton AG.	100	9,382
Oesterreichischen Elektrizitaetswirtschafts AG.	256	12,472
Oesterreichischen Post AG.	700	21,467
Schoeller-Bleckmann Oilfield Equipment AG.	196	6,988
Strabag SE.	1,331	32,416
Telekom Austria AG.	1,834	27,997
#Uniqa Versicherungen AG.	385	7,361
#Vienna Insurance Group AG.	289	13,360
*Wienerberger AG.	1,384	23,038
*Zumtobel AG.	366	3,938

TOTAL AUSTRIA		209,518

BELGIUM — (0.6%)
Ackermans & van Haaren NV.	653	45,731
*Agfa Gevaert NV.	1,144	3,537
Anheuser-Busch InBev NV.	1,071	42,490
Banque Nationale de Belgique	3	10,786
Bekaert SA.	20	2,492
#Belgacom SA.	833	29,841
#Colruyt SA.	39	8,729
Compagnie d’Entreprises CFE	155	6,900
*Dexia SA.	2,517	19,707
D’Ieteren SA. NV.	30	6,484
Elia System Operator SA. NV.	717	26,988
Euronav SA.	274	5,425
*KBC Groep NV.	2,524	53,734
Mobistar SA.	202	12,867
*Nyrstar NV.	2,526	22,066
Omega Pharma SA.	168	5,289
Solvay SA.	451	44,198
*Telenet Group Holding NV.	466	10,692
Tessenderlo Chemie NV.	237	8,325
#UCB SA.	773	25,548
#Umicore	1,744	45,536

TOTAL BELGIUM		437,365

CANADA — (5.9%)
Addax Petroleum Corp.	800	38,060
AGF Management, Ltd. Class B	854	12,137
*Alamos Gold, Inc.	2,800	25,186
*Alimentation Couche-Taro, Inc. Class B	3,400	53,718
Astral Media, Inc. Class A	500	13,623
#Bank of Montreal	1,500	75,219
#Bank of Nova Scotia	1,600	68,203
Barrick Gold Corp.	2,800	97,782
BCE, Inc.	1,300	29,844
#Biovail Corp.	800	10,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Birchcliff Energy, Ltd.	1,100	$6,382
Bombardier, Inc. Class B	9,300	32,978
CAE, Inc.	908	6,027
Canada Bread Co., Ltd.	200	7,928
#*Canadian Hydro Developers, Inc.	2,100	9,806
Canadian Imperial Bank of Commerce	900	55,399
Canadian National Resources, Ltd.	2,300	138,267
Canadian Tire Corp. Class A	900	45,182
Canadian Utilities, Ltd. Class A	1,100	37,373
Canadian Western Bank	500	8,443
*Canfor Corp.	1,300	6,649
CCL Industries, Inc. Class B	400	8,570
*Celestica, Inc.	1,800	14,370
*Celtic Exploration, Ltd.	600	8,366
*CGI Group, Inc.	4,800	48,791
#CI Financial Corp.	2,000	39,174
Cogeco Cable, Inc.	300	7,979
#*Compton Petroleum Corp.	900	986
*Connacher Oil & Gas, Ltd.	3,200	2,673
Corus Entertainment, Inc. Class B	700	9,585
*Crew Gold Corp.	712	456
#*Denison Mines Corp.	1,700	2,919
Dorel Industries, Inc. Class B	400	9,283
*Eastern Platinum, Ltd.	4,100	2,284
*Eldorado Gold Corp.	4,100	41,219
Emera, Inc.	500	9,631
Empire Co., Ltd. Class A	300	11,507
#Enbridge, Inc.	1,628	63,004
EnCana Corp.	3,556	190,732
Ensign Energy Services, Inc.	3,200	48,538
#*Equinox Minerals, Ltd.	17,303	43,850
*Euro Goldfields, Ltd.	1,700	5,129
*Fairborne Energy, Ltd.	900	2,983
Finning International, Inc.	2,600	40,162
First Quantum Minerals, Ltd.	600	39,963
*FNX Mining Co., Inc.	600	4,835
#Fortis, Inc.	2,600	61,449
Franco-Nevada Corp.	1,200	29,965
*Fronteer Development Group, Inc.	1,300	4,936
*Galleon Energy, Inc. Class A	1,400	5,601
Gerdau Ameristeel Corp.	1,400	9,708
Goldcorp, Inc.	4,980	189,215
#*Golden Star Resources, Ltd.	2,800	6,888
*Great Canadian Gaming Corp.	900	4,988
Groupe Aeroplan, Inc.	2,600	23,677
*High River Gold Mines, Ltd.	3,300	919
*Highpine Oil & Gas, Ltd.	900	3,601
Home Capital Group, Inc.	300	9,496
*HudBay Minerals, Inc.	6,400	47,410
Husky Energy, Inc.	1,200	35,312
IAMGOLD Corp.	8,900	94,350
IGM Financial, Inc.	700	29,235
Imperial Oil, Ltd.	800	32,045
Industrial Alliance Insurance & Financial Services, Inc.	1,000	27,477
Inmet Mining Corp.	1,200	50,306
Intact Financial Corp.	1,500	49,236
Jean Coutu Group (PJC), Inc. Class A (The)	1,000	9,292
Kingsway Financial Services, Inc.	800	2,599
Kinross Gold Corp.	349	6,884
Laurentian Bank of Canada	300	9,956
Loblaw Companies, Ltd.	600	19,048

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Lundin Mining Corp.	2,100	$6,472
*MacDonald Dettweiler & Associates, Ltd.	1,700	49,158
Manitoba Telecom Services, Inc.	300	9,636
Maple Leaf Foods, Inc.	300	2,548
*MDS, Inc.	800	5,132
Metro, Inc. Class A	1,400	43,862
National Bank of Canada	500	26,971
Nexen, Inc.	4,327	89,693
Niko Resources, Ltd.	600	42,274
*Northgate Minerals Corp.	3,300	7,812
*Open Text Corp.	400	15,161
#*OPTI Canada, Inc.	1,800	2,623
*Osisko Mining Corp.	5,600	35,505
*Pan Amer Silver Corp.	1,500	29,325
Pason Systems, Inc.	700	6,102
#*Petrobank Energy & Resources, Ltd.	1,400	42,601
Petro-Canada	4,900	202,368
Potash Corp. of Saskatchewan, Inc.	700	65,214
Progress Energy Resources Corp.	500	4,386
*Quadra Mining, Ltd.	500	4,901
Quebecor, Inc. Class B	400	7,051
Reitmans Canada, Ltd.	700	9,260
*Research In Motion, Ltd.	100	7,595
#Ritchie Brothers Auctioneers, Inc.	600	14,370
*RONA, Inc.	800	10,196
Royal Bank of Canada	4,927	234,538
Russel Metals, Inc.	900	13,952
Savanna Energy Services Corp.	700	3,678
Shaw Communictions, Inc. Class B	600	10,532
ShawCor, Ltd.	400	7,593
Sherritt International Corp.	2,300	13,088
*Shore Gold, Inc.	2,500	1,276
*Silver Standard Resources, Inc.	300	5,926
*Silver Wheaton Corp.	1,400	12,905
Silvercorp Metals, Inc.	1,200	4,400
*Sino-Forest Corp.	4,400	60,042
*Stantec, Inc.	400	10,055
Sun Life Financial, Inc.	2,900	99,121
Suncor Energy, Inc.	1,803	58,312
Superior Plus Corp.	2,600	26,597
Talisman Energy, Inc.	12,900	199,383
*Teck Resources, Ltd. Class B	4,600	121,058
Telus Corp.	300	8,661
#*Thompson Creek Metals Company, Inc.	4,800	70,045
Thomson Reuters Corp.	303	9,785
Tim Hortons, Inc.	1,300	35,129
#*Timminco, Ltd.	600	585
Toromont Industries, Ltd.	400	8,002
#Toronto Dominion Bank	4,200	246,054
Torstar Corp. Class B	1,400	6,888
Transalta Corp.	3,200	63,748
Transcontinental, Inc. Class A	600	4,684
#Trican Well Service, Ltd.	800	7,129
*TriStar Oil and Gas, Ltd.	2,600	27,659
#*Uranium One, Inc.	4,000	10,694
*Viterra, Inc.	6,100	51,359
West Fraser Timber Co., Ltd.	300	7,394
Yamana Gold, Inc.	7,300	69,595

TOTAL CANADA		4,449,528

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (0.6%)
Alk-Abello A.S.	90	$6,906
#Coloplast A.S.	150	10,972
D/S Norden A.S.	884	31,550
Danisco A.S.	857	41,908
*Danske Bank A.S.	2,885	59,861
#*DSV A.S.	700	9,644
*Genmab A.S.	400	16,003
*GN Store Nord A.S.	7,896	37,975
#*Greentech Energy Systems A.S.	600	3,047
Jeudan A.S.	90	7,396
*Jyske Bank A.S.	1,250	46,068
#*NKT Holding A.S.	250	9,534
Novo-Nordisk A.S. Series B	100	5,852
Novo-Nordisk A.S. Sponsored ADR.	1,600	93,424
Novozymes A.S. Series B	436	39,181
Rockwool International A.S.	90	7,024
SimCorp A.S.	50	8,593
*Spar Nord Bank A.S.	600	6,403
*Sydbank A.S.	620	15,621
Torm A.S. ADR.	400	4,180
Trygvesta A.S.	149	10,035
*Vestas Wind Systems A.S.	315	22,172

TOTAL DENMARK		493,349

FINLAND — (1.3%)
#Ahlstrom Oyj	250	2,975
Alma Media Oyj	1,118	8,702
Cargotec Oyj Series B	286	5,365
*Finnair Oyj	1,214	7,271
Fiskars Oyj Abp Series A	175	2,186
Fortum Oyj	3,290	76,254
Huhtamaki Oyj	632	7,146
KCI Konecranes Oyj	433	11,818
#Kemira Oyj	1,394	17,878
Kesko Oyj	1,170	30,877
Kone Oyj Series B	766	26,081
Lassila & Tikanoja Oyj	682	14,580
#*Metso Corp. Oyj	3,140	66,247
#Neste Oil Oyj	3,500	49,540
Nokia Oyj	1,588	21,353
Nokia Oyj Sponsored ADR.	13,629	181,811
Nokian Renkaat Oyj	253	5,358
Orion Oyj Series A	463	8,234
Orion Oyj Series B	482	8,454
Outokumpu Oyj Series A	824	16,167
Outotec Oyj	108	2,562
#Pohjola Bank P.L.C.	1,079	11,185
#Poyry Oyj	706	10,053
*Ramirent Oyj	548	4,417
#Ruukki Group Oyj	1,697	4,138
Sampo Oyj	5,291	110,224
#Sanoma Oyj	1,130	19,420
#Stockmann Oyj Abp Series B	275	5,852
*Stora Enso Oyj Series R	10,857	69,007
Tieto Oyj	806	13,812
UPM-Kymmene Oyj	8,399	87,991
Wartsila Corp. Oyj Series B	2,136	76,496
#YIT Oyj	373	4,900

TOTAL FINLAND		988,354

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (7.5%)
#Accor SA.	1,270	$54,233
Aeroports de Paris	558	45,027
#Air France-KLM	2,858	35,936
Air Liquide SA.	1,045	109,167
#*Alcatel-Lucent SA.	28,475	78,878
Alstom SA.	687	47,175
*Altran Technologies SA.	1,385	4,082
April Group SA.	128	4,955
Arkema	452	12,976
*Atos Origin SA.	1,623	74,012
AXA SA. Sponsored ADR.	5,800	122,612
bioMerieux SA.	95	9,235
BNP Paribas SA.	3,525	255,954
*Bongrain SA.	97	5,851
#Bourbon SA.	1,065	44,754
Bouygues SA.	1,944	82,590
Bureau Veritas SA.	617	29,218
Capgemini SA.	1,725	79,727
Carbone Lorraine SA.	178	5,209
Carrefour SA.	2,782	130,445
Christian Dior SA.	599	51,953
Cie Generale D’Optique Essilor Intenational SA.	1,550	85,913
Ciments Francais SA.	106	10,348
CNP Assurances SA.	345	31,465
#Compagnie de Saint-Gobain	3,361	135,933
*Compagnie Generale de Geophysique-Veritas SA. Sponsored ADR.	2,800	56,924
Compagnie Generale des Establissements Michelin Series B	1,303	94,061
Credit Agricole SA.	8,423	119,967
DANONE SA.	1,553	83,139
Dassault Systemes SA. ADR.	500	25,170
Derichebourg	1,159	3,401
EDF Energies Nouvelles SA.	145	7,256
#Electricite de France	673	33,330
#Eramet SA.	14	3,934
Establissements Maurel et Prom	579	10,030
Euler Hermes SA.	231	13,635
#European Aeronautic Defence & Space Co.	1,656	31,595
Eutelsat Communications	1,645	45,886
#Fimalac SA.	138	7,299
France Telecom SA. Sponsored ADR.	5,900	150,037
GDF Suez	3,656	139,682
#*Gemalto NV.	1,658	61,940
#*Groupe Eurotunnel SA.	2,120	12,573
#Groupe Steria SCA.	808	19,510
Guyenne et Gascogne SA.	72	7,225
Havas SA.	2,322	6,756
Iliad SA.	292	31,173
*Imerys SA.	712	37,929
Ipsen SA.	668	30,742
Ipsos SA.	347	9,052
#*JC Decaux SA.	773	15,923
*Lafarge SA.	1,801	130,105
Lagardere SCA.	2,391	89,215
Legrand SA.	2,260	55,290
#L’Oreal SA.	1,496	129,735
#LVMH Moet Hennessy Louis Vuitton SA.	773	69,742
M6 Metropole Television	468	9,347
*Manitou BF SA.	331	4,392
*Natixis	19,483	50,569
Neopost SA.	99	8,432
Nexans SA.	676	45,488

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Nexity	235	$8,097
#*Orpea SA.	167	7,929
#PagesJaunes SA.	2,821	30,401
#Pernod-Ricard SA.	1,455	112,875
*Peugeot SA.	2,448	74,159
Pierre & Vacances	107	7,598
PPR SA.	910	101,353
Publicis Groupe	518	18,374
Rallye SA.	68	1,998
#Remy Cointreau SA.	166	6,569
#*Renault SA.	925	39,308
*Rexel SA.	4,160	45,661
*Rhodia SA.	501	5,456
Rubis SA.	116	9,438
Safran SA.	2,541	39,281
Sanofi - Aventis ADR.	4,280	139,699
#Schneider Electric SA.	2,315	210,158
SCOR SE.	3,042	73,070
SEB SA.	180	8,590
Sechilienne SA.	158	6,084
SES SA.	2,870	56,753
Societe BIC SA.	218	13,078
Societe Generale Paris	3,162	202,716
#Societe Television Francaise 1	2,666	41,156
#Sodexo	186	9,800
*Sperian Protection	50	3,047
STMicroelectronics NV.	7,387	56,471
STMicroelectronics NV. ADR.	4,375	33,206
Suez Environnement SA.	1,367	26,043
Technip SA.	1,197	72,466
Teleperformance SA.	1,201	38,017
Thales SA.	871	36,846
*Theolia SA.	382	2,010
Total SA.	1,709	94,782
Total SA. Sponsored ADR.	5,325	296,336
*UbiSoft Entertainment SA.	1,168	19,948
*Valeo SA.	289	7,658
Vallourec SA.	693	91,188
Veolia Environnement SA.	985	33,859
#Vinci SA.	2,585	131,569
Vivendi SA.	8,670	222,242
#Zodiac Aerospace	203	7,843

TOTAL FRANCE		5,641,264

GERMANY — (4.9%)
*Aareal Bank AG.	322	4,568
Adidas-Salomon AG.	789	33,317
Aixtron AG.	817	13,313
Allianz SE.	1,837	181,872
Allianz SE. Sponsored ADR.	10,000	99,100
#Aurubis AG.	245	8,476
#BASF AG.	2,320	115,542
#Bauer AG.	98	3,527
Bayer AG.	1,088	66,523
#Bayerische Motoren Werke AG.	3,701	170,788
Bilfinger Berger AG.	942	49,557
#*Commerzbank AG.	6,601	51,944
#Daimler AG. (5529027)	2,654	122,779
Daimler AG. (D1668R123)	700	32,515
Demag Cranes AG.	197	4,886
Deutsche Bank AG. (5750355)	2,420	156,398

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Deutsche Bank AG. (D18190898)	810	$52,569
Deutsche Boerse AG.	448	35,420
Deutsche Lufthansa AG.	2,403	32,427
Deutsche Post AG.	3,149	49,758
#*Deutsche Postbank AG.	1,524	42,051
Deutsche Telekom AG.	12,457	159,465
Deutsche Telekom AG. Sponsored ADR.	6,800	86,972
*Deutsche Wohnen AG.	315	4,853
*Deutz AG.	1,039	5,026
#Douglas Holding AG.	193	7,671
E.ON AG.	5,865	222,852
Fielmann AG.	130	8,642
Fraport AG.	1,100	50,396
#*Freenet AG.	613	7,519
Fresenius SE. (4352097)	503	24,718
Fresenius SE. (4568946)	412	23,329
GEA Group AG.	2,838	46,357
Generali Deutschland Holding AG.	138	11,380
Gerresheimer AG.	299	6,653
GFK SE.	415	9,448
Gildemeister AG.	720	7,712
Hamburger Hafen und Logistik AG.	806	36,925
#*Hannover Rueckversicherung AG.	1,298	52,746
#Heidelberger Druckmaschinen AG.	399	2,903
#Heidelberger Zement AG.	207	8,925
Henkel AG. & Co. KGaA.	473	14,885
Hochtief AG.	1,112	66,598
#*Infineon Technologies AG.	3,621	14,755
*Infineon Technologies AG. ADR.	8,956	36,182
K&S AG.	821	45,964
*Kloeckner & Co. SE.	1,463	37,564
Kontron AG.	640	7,382
Krones AG.	127	4,912
#*Kuka AG.	336	5,000
KWS Saat AG.	54	9,145
Lanxess AG.	532	15,438
Leoni AG.	189	3,669
Linde AG.	125	11,801
#MAN SE.	1,113	76,587
#Medion AG.	557	6,347
Metro AG.	610	35,335
MTU Aero Engines Holding AG.	936	34,033
Munchener Rueckversicherungs-Gesellschaft AG.	929	140,598
MVV Energie AG.	114	5,042
#*Nordex AG.	320	5,158
*Pfleiderer AG.	423	3,538
Porsche Automobil Holding SE.	901	58,667
#Praktiker Bau-und Heimwerkermaerkte Holding AG.	1,393	13,967
*Premiere AG.	1,980	8,134
Puma AG. Rudolf Dassler Sport	53	13,480
#*Q-Cells SE.	559	10,031
Rheinmetall AG.	288	14,180
#Rhoen-Klinikum AG.	700	16,028
RWE AG.	742	62,704
Salzgitter AG.	757	76,427
SAP AG.	717	33,815
SAP AG. Sponsored ADR.	2,060	97,335
*SGL Carbon SE.	273	8,941
Siemens AG.	434	34,549
Siemens AG. Sponsored ADR.	3,800	302,024
Software AG.	147	10,995

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Solarworld AG.	599	$14,457
Stada Arzneimittel AG.	555	13,455
Suedzucker AG.	979	20,755
#Symrise AG.	851	13,529
ThyssenKrupp AG.	1,363	41,803
Tognum AG.	1,706	23,754
*TUI AG.	4,115	26,692
*United Internet AG.	2,950	37,450
Vossloh AG.	35	4,069
Wacker Chemie AG.	130	17,149
Wincor Nixdorf AG.	165	8,781

TOTAL GERMANY		3,674,926

GREECE — (0.6%)
*Agricultural Bank of Greece S.A.	2,272	5,364
Alapis Holdings Industrial & Commercial S.A.	4,899	6,930
*Alpha Bank A.E.	1,803	23,738
Bank of Greece	135	8,397
Coca-Cola Hellenic Bottling Co. S.A.	2,274	51,778
Coca-Cola Hellenic Bottling Co. S.A. ADR.	500	11,560
*EFG Eurobank Ergasias S.A.	4,390	57,410
*EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	10,142
Fourlis Holdings S.A.	184	2,365
Hellenic Exchanges S.A.	754	9,771
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR.	1,400	10,976
Marfin Investment Group S.A.	13,676	57,221
Motor Oil (Hellas) Corinth Refineries S.A.	833	9,728
Mytilineos Holdings S.A.	611	5,264
*National Bank of Greece S.A.	3,747	109,152
*National Bank of Greece S.A. ADR.	4,590	27,219
*Piraeus Bank S.A.	1,328	15,773
Titan Cement Co. S.A.	1,093	31,634
*TT Hellenic Postbank S.A.	1,384	10,231

TOTAL GREECE		464,653

HONG KONG — (1.6%)
*Allied Properties, Ltd.	48,000	6,413
*Associated International Hotels, Ltd.	4,000	8,245
BOC Hong Kong (Holdings), Ltd.	5,500	11,650
C C Land Holdings, Ltd.	20,000	14,945
Cafe de Coral Holdings, Ltd.	14,000	29,536
Cathay Pacific Airways, Ltd.	19,000	29,381
Cheung Kong Holdings, Ltd.	3,000	38,627
*Dah Sing Financial Holdings, Ltd.	1,600	7,340
Esprit Holdings, Ltd.	4,000	28,650
First Pacific Co., Ltd.	14,000	8,950
*Foxconn International Holdings, Ltd.	48,000	33,476
Great Eagle Holdings, Ltd.	4,168	9,627
Hang Lung Group, Ltd.	6,000	31,241
Hang Lung Properties, Ltd.	10,000	36,856
Hang Seng Bank, Ltd.	1,900	30,810
Henderson Land Development Co., Ltd.	4,000	26,433
Hong Kong and Shanghai Hotels, Ltd.	6,500	7,455
Hong Kong Electric Holdings, Ltd.	5,000	27,474
Hong Kong Exchanges & Clearing, Ltd.	2,300	43,099
Hutchison Whampoa, Ltd.	11,000	81,869
Industrial & Commercial Bank of China (Asia), Ltd.	20,000	37,776
Kerry Properties, Ltd.	4,500	23,222
Kowloon Development Co., Ltd.	7,000	7,117
Lee & Man Paper Manufacturing, Ltd.	4,400	6,897
Li & Fung, Ltd.	4,000	11,786

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Lifestyle International Holdings, Ltd.	4,500	$6,826
*Melco International Development, Ltd.	8,000	5,147
#*Mongolia Energy Corp., Ltd.	21,000	7,987
MTR Corp., Ltd.	10,000	36,220
New World Development Co., Ltd.	20,986	49,846
NWS Holdings, Ltd.	10,462	20,057
Pacific Basin Shipping, Ltd.	21,000	15,823
Shangri-La Asia, Ltd.	22,000	34,866
Shun Tak Holdings, Ltd.	8,000	6,555
Sino Land Co., Ltd.	32,022	65,155
*Sinotrans Shipping, Ltd.	56,500	27,466
Sun Hung Kai Properties, Ltd.	9,000	136,181
Television Broadcasts, Ltd.	2,000	8,724
Transport International Holdings, Ltd.	2,800	8,832
Vtech Holdings, Ltd.	5,000	35,453
Wharf Holdings, Ltd.	20,000	93,970
Wheelock and Co., Ltd.	6,000	16,815
Wheelock Properties, Ltd.	15,000	9,976

TOTAL HONG KONG		1,184,774

IRELAND — (0.3%)
*Allied Irish Banks P.L.C.	2,797	6,964
Allied Irish Banks P.L.C. Sponsored ADR.	2,100	10,374
*Anglo Irish Bank Corp. P.L.C.	5,570	1,723
*Bank of Ireland P.L.C.	6,147	17,551
*Bank of Ireland P.L.C. Sponsored ADR.	300	3,438
C&C Group P.L.C.	1,711	4,995
CRH P.L.C.	3,022	74,466
CRH P.L.C. Sponsored ADR.	1,200	29,676
DCC P.L.C.	432	9,243
*Dragon Oil P.L.C.	1,859	10,293
*Independent News & Media P.L.C.	4,334	1,452
Irish Life & Permanent P.L.C.	1,177	5,770
Kerry Group P.L.C.	1,797	42,556
*Kingspan Group P.L.C.	1,288	8,957
Paddy Power P.L.C.	352	8,771
United Drug P.L.C.	1,825	4,943

TOTAL IRELAND		241,172

ITALY — (2.2%)
#A2A SpA.	14,901	27,136
ACEA SpA.	926	10,541
Alleanza Assicurazioni SpA.	4,088	30,742
Ansaldo STS. SpA.	1,998	40,480
Assicurazioni Generali SpA.	2,185	49,798
Atlantia SpA.	1,323	29,231
Azimut Holding SpA.	1,156	12,360
Banca Carige SpA.	17,605	50,137
Banca Monte Dei Paschi di Siena SpA.	62,342	116,980
Banca Piccolo Credito Valtellinese Scarl SpA.	1,256	12,471
Banca Popolare dell’Etruria e del Lazio Scarl	1,068	6,683
Banca Popolare di Milano Scarl	5,532	33,472
*Banco Popolare Scarl	6,451	52,106
Buzzi Unicem SpA.	1,190	17,851
*C.I.R. SpA - Compagnie Industriali Riunite	3,568	6,753
*Credito Emiliano SpA.	697	3,739
Davide Campari - Milano SpA.	1,209	10,325
Enel SpA.	17,042	92,611
Eni SpA.	1,164	27,199
Eni SpA. Sponsored ADR.	600	27,948
ERG SpA.	536	7,947

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Fastweb SpA.	316	$8,267
*Fiat SpA.	1,487	16,506
Fondiaria - Sai SpA.	1,704	28,534
*Gemina SpA.	6,656	5,241
Geox SpA.	707	5,584
*Gruppo Editoriale L’Espresso SpA.	2,471	4,522
Hera SpA.	4,615	11,386
Impregilo SpA.	2,167	8,264
*Intesa Sanpaolo SpA.	32,357	120,316
Iride SpA.	3,033	5,604
Italcementi SpA.	3,075	40,264
*Italmobiliare SpA.	111	3,773
Mediaset SpA.	5,201	31,449
Milano Assicurazioni SpA.	5,077	17,314
Parmalat SpA.	30,565	76,420
#*Pirelli & Co. SpA.	24,238	10,117
Prysmian SpA.	2,180	37,501
Saipem SpA.	1,032	27,968
Saras SpA.	3,128	8,738
Snam Rete Gas SpA.	9,844	43,126
Societa Iniziative Autostradali e Servizi SpA.	314	2,314
*Societe Cattolica di Assicurazoni Scrl SpA.	1,002	33,383
Telecom Italia SpA. Sponsored ADR.	6,120	95,350
Tenaris SA. ADR.	1,300	39,416
Tod’s SpA.	601	34,858
*UniCredito SpA.	56,338	164,395
Unione di Banche Italiane ScpA.	6,265	87,508
*Unipol Gruppo Finanziario SpA.	5,663	7,094

TOTAL ITALY		1,641,722

JAPAN — (20.7%)
77 Bank, Ltd. (The)	5,000	29,504
Accordia Golf Co., Ltd.	37	29,042
Adeka Corp.	4,200	37,557
Advantest Corp. ADR.	500	10,910
#*AEON Co., Ltd.	10,900	105,700
Aica Kogyo Co., Ltd.	2,900	27,818
Aichi Bank, Ltd. (The)	300	25,635
Aioi Insurance Co., Ltd.	3,000	14,216
Air Water, Inc.	1,000	11,046
Aisin Seiki Co., Ltd.	1,300	33,312
Ajinomoto Co., Inc.	7,000	66,862
Akita Bank, Ltd. (The)	3,000	11,133
Alfresa Holdings Corp.	600	30,289
*Alps Electric Co., Ltd.	1,000	5,560
Amada Co., Ltd.	6,000	37,972
Amano Corp.	3,100	27,571
Aomori Bank, Ltd. (The)	6,000	23,900
Aoyama Trading Co., Ltd.	1,700	28,655
#*Aozora Bank, Ltd.	8,000	10,999
Asahi Breweries, Ltd.	1,500	23,819
Asahi Glass Co., Ltd.	8,000	69,170
Asahi Kasei Corp.	9,000	46,378
Asics Corp.	1,000	9,410
Astellas Pharma, Inc.	2,100	79,770
Autobacs Seven Co., Ltd.	900	30,600
Awa Bank, Ltd. (The)	3,000	17,386
Bank of Iwate, Ltd. (The)	200	11,679
Bank of Kyoto, Ltd. (The)	3,000	27,102
Bank of Nagoya, Ltd. (The)	2,000	8,742
Bank of Okinawa, Ltd. (The)	300	11,091

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Bank of Saga, Ltd. (The)	8,000	$26,705
Benesse Corp.	500	21,610
Bridgestone Corp.	1,100	19,029
Canon Marketing Japan, Inc.	600	9,536
Canon, Inc. Sponsored ADR.	3,900	144,378
Capcom Co., Ltd.	200	4,027
Casio Computer Co., Ltd.	5,100	41,554
Central Glass Co., Ltd.	7,000	29,469
Central Japan Railway Co.	2	12,030
Chiba Bank, Ltd. (The)	5,000	32,243
Chofu Seisakusho Co., Ltd.	1,400	28,473
Chubu Electric Power Co., Ltd.	3,600	86,703
Chugai Pharmaceutical Co., Ltd.	900	16,413
Chugoku Bank, Ltd. (The)	1,000	13,441
Chugoku Electric Power Co., Ltd. (The)	1,500	31,397
Chukyo Bank, Ltd. (The)	8,000	25,902
Chuo Mitsui Trust Holdings, Inc.	7,000	24,287
Circle K Sunkus Co., Ltd.	1,500	23,676
Citizen Holdings Co., Ltd.	2,400	12,984
CMK Corp.	2,600	26,494
#Coca-Cola West Co., Ltd.	2,100	41,129
Comsys Holdings Corp.	1,000	11,537
Cosmo Oil Co., Ltd.	16,000	47,773
#*CSK Holdings Corp.	600	2,855
Dai Nippon Printing Co., Ltd.	7,000	102,188
Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	18,503
Daicel Chemical Industries, Ltd.	5,000	31,678
#Daido Steel Co., Ltd.	2,000	8,246
#*Daiei, Inc. (The)	1,350	5,324
Daifuku Co., Ltd.	1,500	10,267
Daihatsu Motor Co., Ltd.	1,000	11,194
Daiichi Sankyo Co., Ltd.	2,500	45,095
Daikin Industries, Ltd.	1,100	39,700
#*Dainippon Screen Manufacturing Co., Ltd.	5,000	18,044
Daio Paper Corp.	1,000	9,006
#Daiseki Co., Ltd.	1,100	23,991
Daishi Bank, Ltd. (The)	4,000	15,870
Daiwa House Industry Co., Ltd.	4,000	41,124
Daiwa Securities Co., Ltd.	7,000	41,090
DCM Japan Holdings Co., Ltd.	1,300	8,825
*Denso Corp.	3,400	99,763
#Dentsu, Inc.	2,700	56,779
DIC Corp.	7,000	9,816
Disco Corp.	300	15,654
Don Quijote Co., Ltd.	600	12,481
DOUTOR NICHIRES Holdings Co., Ltd.	1,900	26,304
Dowa Holdings Co., Ltd	10,000	45,465
*Duskin Co., Ltd.	1,300	22,555
East Japan Railway Co.	700	39,999
*Ebara Corp.	6,000	19,279
Edion Corp.	1,300	7,591
Ehime Bank, Ltd. (The)	8,000	20,833
#Eisai Co., Ltd.	1,300	46,125
Electric Power Development Co., Ltd.	1,000	29,636
#*Elpida Memory, Inc.	3,100	35,143
Exedy Corp.	400	9,400
Ezaki Glico Co., Ltd.	1,000	10,701
FamilyMart Co., Ltd.	400	13,000
Fanuc, Ltd.	400	32,683
Fast Retailing Co., Ltd.	100	12,942
Fuji Electric Holdings Co., Ltd.	9,000	15,733

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Fuji Fire & Marine Insurance Co., Ltd. (The)	6,000	$7,186
Fuji Heavy Industries, Ltd.	6,000	24,061
Fuji Oil Co., Ltd.	1,100	13,463
Fuji Soft, Inc.	600	12,056
FUJIFILM Holdings Corp.	1,000	32,153
Fujikura, Ltd.	11,000	57,914
Fujitsu, Ltd.	12,000	78,478
Fukui Bank, Ltd. (The)	3,000	9,770
Fukuoka Financial Group, Inc.	13,000	56,896
Fukuyama Transporting Co., Ltd.	7,000	32,581
Funai Electric Co., Ltd.	900	37,354
Furukawa Electric Co., Ltd.	4,000	19,230
Futaba Corp.	1,500	26,279
#Futaba Industrial Co., Ltd.	500	1,942
Glory, Ltd.	500	10,273
Godo Steel, Ltd.	8,000	22,047
Goldcrest Co., Ltd.	1,060	25,265
#GS Yuasa Corp.	5,000	45,501
Gunma Bank, Ltd. (The)	4,000	23,176
Gunze, Ltd.	7,000	30,003
#H2O Retailing Corp.	3,000	17,398
Hachijuni Bank, Ltd. (The)	5,000	29,221
*Hakuhodo Dy Holdings, Inc.	200	10,960
Hamamatsu Photonics K.K.	1,700	33,246
#Hankyu Hanshin Holdings, Inc.	5,000	22,974
Hanwa Co., Ltd.	3,000	12,148
*Haseko Corp.	34,000	32,232
Heiwa Corp.	2,700	29,113
Heiwado Co., Ltd.	700	9,236
Higo Bank, Ltd. (The)	3,000	18,339
*Hino Motors, Ltd.	2,000	6,644
Hiroshima Bank, Ltd. (The)	3,000	12,442
Hisamitsu Pharmaceutical Co., Inc.	300	10,315
Hitachi Cable, Ltd.	3,000	9,914
Hitachi Chemical Co., Ltd.	3,300	67,307
Hitachi Construction Machinery Co., Ltd.	1,700	29,949
*Hitachi High-Technologies Corp.	2,100	41,061
#Hitachi Koki Co., Ltd.	800	7,322
Hitachi Maxell, Ltd.	800	14,516
Hitachi Metals, Ltd.	1,000	9,740
Hitachi Software Engineering Co., Ltd.	500	13,873
Hitachi Transport System, Ltd.	1,100	13,916
*Hitachi Zosen Corp.	9,000	11,538
Hitachi, Ltd. Sponsored ADR.	2,400	80,304
Hokkaido Electric Power Co., Inc.	1,600	31,080
Hokkoku Bank, Ltd. (The)	4,000	14,804
Hokuetsu Paper Mills, Ltd.	4,500	22,581
Hokuhoku Financial Group, Inc.	11,000	25,058
Hokuriku Electric Power Co., Inc.	500	11,427
Honda Motor Co., Ltd. Sponsored ADR.	8,100	260,253
Horiba, Ltd.	300	7,061
Hosiden Corp.	800	10,314
House Foods Corp.	700	9,850
Hyakugo Bank, Ltd. (The)	2,000	9,848
Hyakujishi Bank, Ltd. (The)	2,000	9,445
Ibiden Co., Ltd.	800	26,463
#Idemitsu Kosan Co., Ltd.	400	33,340
Imperial Hotel, Ltd.	200	4,149
#Isetan Mitsukoshi Holdings, Ltd.	3,100	32,767
*Isuzu Motors, Ltd.	14,000	24,745
ITO EN, LTD.	600	9,396

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Itochu Corp.	7,000	$52,092
Itochu Techno-Solutions Corp.	400	12,001
Itoham Foods, Inc.	2,000	6,521
Iyo Bank, Ltd. (The)	1,000	10,442
Izumi Co., Ltd.	700	9,571
Izumiya Co., Ltd.	4,000	22,945
#*J Front Retailing Co., Ltd.	9,000	49,835
Japan Airport Terminal Co., Ltd.	700	8,148
Japan Petroleum Exploration Co., Ltd.	300	14,724
Japan Steel Works, Ltd. (The)	1,000	13,023
Japan Tobacco, Inc.	21	60,685
Japan Wool Textile Co., Ltd. (The)	1,000	7,553
JFE Holdings, Inc.	700	28,005
Joyo Bank, Ltd. (The)	3,000	15,237
JS Group Corp.	2,000	30,951
JSR Corp.	2,800	50,140
JTEKT Corp.	4,100	46,331
Juroku Bank, Ltd.	8,000	28,709
*JVC Kenwood Holdings, Inc.	38,200	24,110
Kadokawa Holdings, Inc.	1,200	28,888
#Kagome Co., Ltd.	1,500	26,410
Kagoshima Bank, Ltd. (The)	2,000	15,718
Kajima Corp.	7,000	19,585
Kaken Pharmaceutical Co., Ltd.	1,000	8,705
Kamigumi Co., Ltd.	4,000	33,266
Kaneka Corp.	2,000	13,863
Kansai Electric Power Co., Inc.	4,500	100,529
Kansai Paint Co., Ltd.	7,000	53,876
Kanto Auto Works, Ltd.	1,800	16,168
#Kao Corp.	3,000	68,057
#Kawasaki Heavy Industries, Ltd.	14,000	35,846
*Kawasaki Kisen Kaisha, Ltd.	9,000	33,750
Kayaba Industry Co., Ltd.	3,000	6,880
KDDI Corp.	12	63,481
Keihan Electric Railway Co., Ltd.	7,000	30,486
Keihin Corp.	600	9,009
Keiyo Bank, Ltd. (The)	7,000	39,045
Kikkoman Corp.	4,000	46,606
Kinden Corp.	3,000	25,143
Kirin Holdings Co., Ltd.	6,000	89,395
Kissei Pharmaceutical Co., Ltd.	1,000	23,434
Kiyo Holdings, Inc.	9,000	11,017
Kobayashi Pharmaceutical Co., Ltd.	600	23,113
Koito Manufacturing Co., Ltd.	1,000	14,589
Kokuyo Co., Ltd.	1,500	12,778
Komatsu, Ltd.	5,000	81,193
Komeri Co., Ltd.	300	8,264
Komori Corp.	900	9,769
Konami Corp. ADR.	400	8,580
Konica Minolta Holdings, Inc.	7,000	75,900
#K’s Holdings Corp.	600	17,773
Kubota Corp. Sponsored ADR.	1,000	45,390
Kuraray Co., Ltd.	2,500	28,236
Kureha Corp.	2,000	11,546
#Kurita Water Industries, Ltd.	300	9,883
Kyocera Corp. Sponsored ADR.	1,000	80,170
Kyorin Co., Ltd.	2,000	30,705
Kyowa Exeo Corp.	2,000	19,541
Kyowa Hakko Kirin Co., Ltd.	4,000	45,809
Kyushu Electric Power Co., Inc.	1,400	30,139
Lawson, Inc.	500	20,719

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Leopalace21 Corp.	2,100	$17,897
Lintec Corp.	700	13,608
Mabuchi Motor Co., Ltd.	400	20,005
Maeda Corp.	7,000	22,035
Maeda Road Construction Co., Ltd.	1,000	8,722
Makino Milling Machine Co., Ltd.	7,000	22,915
Makita Corp.	1,200	29,562
Marubeni Corp.	22,000	101,009
Maruha Nichiro Holdings, Inc.	6,000	8,980
Maruichi Steel Tube, Ltd.	400	7,691
Marusan Securities Co., Ltd.	3,900	26,808
Mazda Motor Corp.	21,000	54,517
*MEIJI Holdings Co., Ltd.	534	21,558
Meitec Corp.	300	5,454
Minebea Co., Ltd.	10,000	40,412
Miraca Holdings, Inc.	600	14,947
Misumi Group, Inc.	500	8,175
Mitsubishi Chemical Holdings Corp.	9,500	42,519
Mitsubishi Corp.	5,800	115,175
Mitsubishi Electric Corp.	8,000	58,294
Mitsubishi Estate Co., Ltd.	6,000	99,588
Mitsubishi Gas Chemical Co., Inc.	2,000	12,287
Mitsubishi Heavy Industries, Ltd.	16,000	63,775
*Mitsubishi Materials Corp.	13,000	35,106
#*Mitsubishi Motors Corp.	13,000	23,936
Mitsubishi Paper Mills, Ltd.	11,000	15,508
Mitsubishi Rayon Co., Ltd.	9,000	24,518
#Mitsubishi Tanabe Pharma Corp.	4,000	47,518
#Mitsubishi UFJ Financial Group, Inc.	21,100	128,861
Mitsubishi UFJ Financial Group, Inc. ADR.	23,612	146,394
Mitsui & Co., Ltd. Sponsored ADR.	473	117,867
#Mitsui Chemicals, Inc.	10,000	36,624
#Mitsui Engineering and Shipbuilding Co., Ltd.	21,000	52,877
Mitsui Fudosan Co., Ltd.	3,000	54,938
Mitsui O.S.K. Lines, Ltd.	10,000	60,664
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,000	25,544
Mitsumi Electric Co., Ltd.	2,400	58,771
Miura Co., Ltd.	400	9,625
Miyazaki Bank, Ltd. (The)	7,000	27,485
Mizuho Financial Group, Inc.	26,100	60,003
*Mizuho Investors Securities Co., Ltd.	9,000	10,979
Mizuho Securities Co., Ltd.	3,000	10,913
*Mizuho Trust & Banking Co., Ltd.	10,000	12,840
Mochida Pharmaceutical Co., Ltd.	2,000	19,083
Mori Seiki Co., Ltd.	700	7,815
Morinaga Milk Industry Co., Ltd.	4,000	16,560
Murata Manufacturing Co., Ltd.	1,100	53,574
Musashino Bank, Ltd.	400	14,025
Nabtesco Corp.	1,000	11,313
Nagase & Co., Ltd.	2,000	22,577
Nagoya Railroad Co., Ltd.	8,000	26,493
Nanto Bank, Ltd. (The)	3,000	17,638
*NEC Corp.	31,000	108,225
*NEC Electronics Corp.	400	4,093
Net One Systems Co., Ltd.	16	28,122
#NGK Insulators, Ltd.	1,000	22,514
NGK Spark Plug Co., Ltd.	3,000	32,961
Nichicon Corp.	1,300	19,625
Nichirei Corp.	7,000	26,590
Nidec Corp. ADR.	2,800	50,260
Nifco, Inc.	500	9,112

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nihon Kohden Corp.	1,800	$25,023
Nihon Parkerizing Co., Ltd.	1,000	11,411
Nihon Unisys, Ltd.	2,600	22,691
Nikon Corp.	1,000	19,979
Nintendo Co., Ltd.	200	53,735
Nippo Corp.	3,000	23,806
Nippon Electric Glass Co., Ltd.	1,000	11,519
Nippon Flour Mills Co., Ltd.	2,000	9,623
Nippon Kayaku Co., Ltd.	2,000	16,557
Nippon Konpo Unyu Soko Co., Ltd.	1,000	11,994
*Nippon Light Metal Co., Ltd.	7,000	6,834
Nippon Meat Packers, Inc.	3,000	36,701
Nippon Mining Holdings, Inc.	9,000	42,693
Nippon Oil Corp.	16,000	84,637
Nippon Paint Co., Ltd.	3,000	15,547
#Nippon Paper Group, Inc.	1,800	46,315
Nippon Sheet Glass Co., Ltd.	7,000	20,824
Nippon Shinyaku Co., Ltd.	1,000	13,086
#Nippon Shokubai Co., Ltd.	2,000	16,336
Nippon Soda Co., Ltd.	8,000	39,278
Nippon Steel Corp.	7,000	27,865
#Nippon Suisan Kaisha, Ltd.	2,700	7,385
Nippon Telegraph & Telephone Corp. ADR.	4,800	99,120
Nippon Yakin Kogyo Co., Ltd.	2,000	10,256
Nippon Yusen K.K.	8,000	34,058
Nipponkoa Insurance Co., Ltd.	8,000	47,576
Nipro Corp.	1,000	20,575
Nishimatsu Construction Co., Ltd.	4,000	5,479
Nishi-Nippon Bank, Ltd.	11,000	27,859
Nishi-Nippon Railroad Co., Ltd.	3,000	11,236
Nissan Motor Co., Ltd.	9,000	65,304
Nissan Shatai Co., Ltd.	1,000	9,196
Nissay Dowa General Insurance Co., Ltd.	2,000	9,359
Nissha Printing Co., Ltd.	500	27,276
Nisshin Oillio Group, Ltd. (The)	2,000	10,620
Nisshin Seifun Group, Inc.	1,000	12,138
Nisshin Steel Co., Ltd.	3,000	5,713
Nisshinbo Holdings, Inc.	1,000	12,745
Nissin Foods Holdings Co., Ltd.	300	9,562
Nissin Kogyo Co., Ltd.	700	9,819
Nitori Co., Ltd.	200	14,349
Nitto Boseki Co., Ltd.	14,000	24,771
Nitto Denko Corp.	1,900	60,786
NOF Corp.	2,000	8,903
*NOK Corp.	3,900	47,607
Nomura Holdings, Inc.	2,500	21,904
Nomura Holdings, Inc. ADR.	7,300	64,313
Nomura Real Estate Holdings, Inc.	400	7,012
Nomura Research Institute, Ltd.	1,200	29,656
NSK, Ltd.	11,000	59,343
NTN Corp.	5,000	20,104
NTT Data Corp.	5	16,812
NTT DoCoMo, Inc. Sponsored ADR.	3,800	54,872
Obayashi Corp.	4,000	17,755
Obic Co., Ltd.	60	10,223
Odakyu Electric Railway Co., Ltd.	2,000	17,223
Ogaki Kyoritsu Bank, Ltd. (The)	2,000	8,809
Oita Bank, Ltd. (The)	2,000	10,010
Oji Paper Co., Ltd.	6,000	25,995
Okasan Securities Group, Inc.	2,000	10,174
*Oki Electric Industry Co., Ltd.	12,000	12,772

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Okinawa Electric Power Co., Ltd.	200	$10,516
OKUMA Corp.	2,000	8,975
Okumura Corp.	7,000	29,096
Olympus Corp.	2,000	57,258
Omron Corp.	2,800	44,601
Ono Pharmaceutical Co., Ltd.	300	13,224
Osaka Gas Co., Ltd.	14,000	46,596
OSG Corp.	1,100	10,074
Otsuka Corp.	600	31,200
Pacific Metals Co., Ltd.	2,000	15,875
PanaHome Corp.	5,000	29,203
Panasonic Corp. Sponsored ADR.	13,800	218,178
Panasonic Electric Works Co., Ltd.	4,000	42,268
Parco Co., Ltd.	900	7,834
#*Pioneer Electronic Corp.	1,000	2,910
#Q.P. Corp.	3,500	36,537
Rengo Co., Ltd.	3,000	18,793
Ricoh Co., Ltd.	9,000	117,174
Rinnai Corp.	600	26,128
Rohm Co., Ltd.	500	37,035
Rohto Pharmaceutical Co., Ltd.	1,000	10,616
Ryobi, Ltd.	9,000	23,221
Ryohin Keikaku Co., Ltd.	125	5,183
Ryosan Co., Ltd.	500	12,807
#Sagami Railway Co., Ltd.	3,000	12,605
Saibu Gas Co., Ltd.	4,000	10,677
Sakata Seed Corp.	1,800	26,770
*Sanden Corp.	2,000	5,604
San-in Godo Bank, Ltd. (The)	2,000	18,808
Sanki Engineering Co., Ltd.	3,000	23,487
Sankyu, Inc.	2,000	7,539
#*Sanyo Electric Co., Ltd.	5,000	11,137
#*Sapporo Hokuyo Holdings, Inc.	8,000	26,984
Sapporo Holdings, Ltd.	2,000	12,043
#SBI Holdings, Inc.	266	53,495
Secom Co., Ltd.	1,100	46,969
Sega Sammy Holdings, Inc.	2,000	26,291
Seiko Epson Corp.	2,300	35,175
Sekisui Chemical Co., Ltd.	7,000	41,216
Sekisui House, Ltd.	6,000	56,327
Seven & I Holdings Co., Ltd.	3,800	89,024
#Sharp Corp.	9,000	99,517
Shiga Bank, Ltd.	2,000	12,345
Shikoku Bank, Ltd.	3,000	10,856
Shikoku Electric Power Co., Inc.	900	26,953
Shima Seiki Manufacturing Co., Ltd.	300	7,519
Shimachu Co., Ltd.	600	12,707
Shimadzu Corp.	7,000	54,017
Shimizu Corp.	2,000	8,182
Shin-Etsu Chemical Co., Ltd.	1,800	96,539
*Shinsei Bank, Ltd.	5,000	7,393
Shionogi & Co., Ltd.	1,000	20,545
Shizuoka Bank, Ltd.	3,000	29,433
Showa Denko K.K.	9,000	16,696
SKY Perfect JSAT Holdings, Inc.	27	10,090
SMC Corp.	300	33,743
Snow Brand Milk Products Co., Ltd.	3,000	9,900
Softbank Corp.	1,400	29,652
#Sohgo Security Services Co., Ltd.	800	9,011
Sojitz Corp.	23,800	49,461
Sompo Japan Insurance, Inc.	10,000	66,043

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sony Corp. Sponsored ADR.	8,400	$234,864
Sony Financial Holdings, Inc.	3	9,240
Square Enix Holdings Co., Ltd.	300	6,645
Star Micronics Co., Ltd.	700	7,091
Sumco Corp.	1,800	33,546
Sumitomo Chemical Co., Ltd.	10,000	49,328
Sumitomo Corp.	5,700	56,080
Sumitomo Electric Industries, Ltd.	8,100	100,484
Sumitomo Forestry Co., Ltd.	1,300	10,331
Sumitomo Heavy Industries, Ltd.	6,000	28,797
Sumitomo Metal Industries, Ltd.	3,000	7,429
Sumitomo Metal Mining Co., Ltd.	8,000	120,304
Sumitomo Mitsui Financial Group, Inc.	1,600	68,108
#Sumitomo Osaka Cement Co., Ltd.	11,000	20,864
Sumitomo Rubber Industries, Ltd.	1,400	12,121
Sumitomo Trust & Banking Co., Ltd.	13,000	70,863
Sumitomo Warehouse Co., Ltd.	3,000	12,657
Suruga Bank, Ltd.	1,000	10,568
*Suzuken Co., Ltd.	300	9,028
Suzuki Motor Corp.	1,500	37,722
Sysmex Corp.	700	26,749
Tadano, Ltd.	1,000	4,774
#Taiheiyo Cement Corp.	5,000	7,530
Taisei Corp.	19,000	42,967
Taisho Pharmaceutical Co., Ltd.	1,000	19,194
Taiyo Nippon Sanso Corp.	2,000	19,125
#Taiyo Yuden Co., Ltd.	2,000	27,204
#Takara Holdings, Inc.	4,000	26,584
Takara Standard Co., Ltd.	5,000	29,607
Takasago Thermal Engineering Co., Ltd.	3,000	26,410
#*Takashimaya Co., Ltd.	8,000	65,713
Takata Corp.	1,000	17,460
Takeda Pharmaceutical Co., Ltd.	1,100	44,313
TDK Corp. Sponsored ADR.	1,200	62,760
Teijin, Ltd.	9,000	28,430
Terumo Corp.	300	15,202
THK Co., Ltd.	1,700	27,806
Toagosei Co., Ltd.	3,000	9,077
Tochigi Bank, Ltd.	5,000	24,087
Toei Co., Ltd.	6,000	31,455
Toho Bank, Ltd.	3,000	13,547
Toho Gas Co., Ltd.	4,000	16,090
Tohuku Electric Power Co., Inc.	1,900	39,532
#Tokai Carbon Co., Ltd.	8,000	42,583
Tokai Rika Co., Ltd.	400	7,947
Tokai Rubber Industries, Ltd.	2,800	35,558
Tokai Tokyo Financial Holdings, Inc.	7,000	25,534
Tokio Marine Holdings, Inc.	2,500	72,065
Tokuyama Corp.	2,000	15,040
Tokyo Dome Corp.	2,000	6,325
Tokyo Electric Power Co., Ltd.	4,300	110,081
Tokyo Electron, Ltd.	1,200	62,522
Tokyo Gas Co., Ltd.	11,000	40,320
Tokyo Ohka Kogyo Co., Ltd.	500	10,661
Tokyo Seimitsu Co., Ltd.	700	9,639
Tokyo Tatemono Co., Ltd.	8,000	38,952
#Tokyo Tomin Bank, Ltd.	500	9,329
Tokyu Corp.	3,000	14,637
#Tokyu Land Corp.	12,000	48,118
Toppan Forms Co., Ltd.	1,300	16,323
Toppan Printing Co., Ltd.	8,000	81,433

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toray Industries, Inc.	10,000	$49,925
Toshiba Corp.	14,000	61,788
Toshiba Machine Co., Ltd.	8,000	29,188
*Toshiba TEC Corp.	2,000	8,537
Tosoh Corp.	12,000	35,016
#TOTO, Ltd.	8,000	54,713
Toyo Ink Manufacturing Co., Ltd.	3,000	9,809
Toyo Seikan Kaisha, Ltd.	3,100	66,247
#Toyobo Co., Ltd.	8,000	15,002
Toyota Auto Body Co., Ltd.	600	11,244
Toyota Boshoku Corp.	600	11,675
Toyota Motor Corp.	1,000	41,973
Toyota Motor Corp. Sponsored ADR.	5,600	471,408
Toyota Tsusho Corp.	4,700	71,845
Trend Micro, Inc.	500	17,201
Tsubakimoto Chain Co.	2,000	6,879
Tsumura & Co.	500	16,133
Ube Industries, Ltd.	6,000	17,276
#Ulvac, Inc.	300	8,060
UNY Co., Ltd.	3,000	24,358
Ushio, Inc.	700	13,166
USS Co., Ltd.	470	29,296
#Wacoal Corp.	3,000	38,470
West Japan Railway Co.	3	9,561
Xebio Co., Ltd.	1,700	36,837
Yahoo! Japan Corp.	43	14,079
Yakult Honsha Co., Ltd.	1,300	28,493
Yamada Denki Co., Ltd.	160	9,988
Yamagata Bank, Ltd.	2,000	10,795
Yamaguchi Financial Group, Inc.	3,000	40,907
Yamaha Corp.	2,500	33,067
Yamaha Motor Co., Ltd.	2,500	30,931
Yamanashi Chuo Bank, Ltd.	2,000	10,284
Yamatake Corp.	500	10,959
Yamato Holdings Co., Ltd.	1,000	14,798
Yamato Kogyo Co., Ltd.	300	9,322
Yaskawa Electric Corp.	3,000	21,209
Yodogawa Steel Works, Ltd.	2,000	9,542
*Yokogawa Electric Corp.	6,400	49,835
Yokohama Rubber Co., Ltd.	3,000	15,872
Yoshinoya Holdings Co., Ltd.	23	27,422

TOTAL JAPAN		15,609,219

NETHERLANDS — (2.9%)
Aalberts Industries NV.	3,359	31,195
Aegon NV.	13,285	97,173
#Akzo Nobel NV.	2,679	147,005
Arcadis NV.	510	9,622
#ArcelorMittal	4,360	157,130
#*ASM International NV.	503	8,486
ASML Holding NV.	1,783	46,560
ASML Holding NV. ADR.	3,200	83,232
*Crucell NV. ADR.	2,300	56,971
Fugro NV.	1,185	53,217
#*Heijmans NV.	284	433
Heineken NV.	1,801	71,634
Imtech NV.	418	8,890
ING Groep NV Sponsored ADR.	27,125	350,998
Koninklijke (Royal) KPN NV. Sponsored ADR.	1,400	20,692
Koninklijke Ahold NV.	4,562	51,823
Koninklijke Bam Groep NV.	1,599	14,016

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#Koninklijke Boskalis Westminster NV.	520	$12,986
Koninklijke DSM NV.	3,045	108,883
#Koninklijke KPN NV.	1,826	27,465
Koninklijke Ten Cate NV.	322	6,101
Koninklijke Vopak NV.	207	12,408
Mediq NV.	380	5,028
Nutreco Holding NV.	206	8,847
Oce NV.	613	3,026
Philips Electronics NV.	2,996	68,203
Philips Electronics NV. ADR.	10,400	236,704
#*Randstad Holdings NV.	2,589	89,725
Reed Elsevier NV.	1,280	13,385
Reed Elsevier NV. ADR.	1,100	22,946
#SBM Offshore NV.	2,408	46,089
Sligro Food Group NV.	296	7,827
#Smit Internationale NV.	90	6,286
*SNS Reaal Groep NV.	1,408	8,093
#Telegraaf Media Groep NV.	286	4,720
TKH Group NV.	442	6,427
#TNT NV.	1,612	38,312
#Unilever NV.	4,798	130,764
Unilever NV. ADR.	2,000	54,400
*USG People NV.	981	13,069
Wolters Kluwer NV.	3,588	70,458

TOTAL NETHERLANDS		2,211,229

NEW ZEALAND — (0.2%)
*Auckland International Airport, Ltd.	27,653	31,081
Fisher & Paykel Healthcare Corp., Ltd.	4,279	9,194
Fletcher Building, Ltd.	3,659	17,349
New Zealand Refining Co., Ltd.	6,229	29,276
Sky Network Television, Ltd.	10,991	31,415
Telecom Corp. of New Zealand, Ltd. Sponsored ADR.	600	5,586
Trustpower, Ltd.	1,752	9,036

TOTAL NEW ZEALAND		132,937

NORWAY — (1.0%)
Acergy SA.	800	8,549
Aker Kvaerner ASA.	5,216	44,830
#*Cermaq ASA.	800	5,694
#*Det Norske Oljeselskap ASA.	28,000	34,362
*DnB NOR ASA. Series A	6,022	52,514
Fred Olsen Energy ASA.	80	2,914
#Frontline, Ltd.	160	3,720
Ganger Rolf ASA.	240	5,775
#*Marine Harvest	26,000	16,373
*Norsk Hydro ASA.	7,200	42,321
*Norske Skogindustrier ASA. Series A	2,500	3,969
Orkla ASA.	10,520	83,709
*Petroleum-Geo Services ASA.	5,900	41,454
Prosafe ASA.	1,912	10,051
*Prosafe Production Public, Ltd.	712	1,338
#*Renewable Energy Corp. ASA.	4,841	38,475
#*Schibsted ASA.	400	4,557
#*SeADRill, Ltd.	3,000	48,342
#*Sevan Marine ASA.	1,300	1,700
StatoilHydro ASA.	1,958	41,864
StatoilHydro ASA. Sponsored ADR.	5,400	115,830
*Storebrand ASA.	2,760	14,931
#*Subsea 7, Inc.	800	9,269
Tandberg ASA Series A	700	14,875

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Telenor ASA.	1,600	$14,774
*TGS Nopec Geophysical Co. ASA.	865	9,821
Tomra Systems ASA.	1,800	6,847
Veidekke ASA.	1,400	8,234
#Yara International ASA.	1,150	35,728

TOTAL NORWAY		722,820

PORTUGAL — (0.3%)
#Banco BPI SA.	2,434	6,582
Banco Comercial Portugues SA.	16,870	18,020
#Banco Espirito SA.nto SA.	6,796	42,436
BriSA. SA.	1,381	11,427
Cimpor Cimentos de Portugal SA.	1,352	10,272
#Energias de Portugal SA.	12,937	51,264
#Galp Energia SGPS SA. Series B	1,834	23,970
Jeronimo Martins SGPS SA.	1,413	9,920
Portucel-Empresa Produtora de Pasta de Papel SA.	11,580	28,348
#Portugal Telecom SA.	1,124	11,492
#PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.	818	4,654
Redes Energeticas Nacionais SA.	5,988	24,467
Sociedade de Investimento e Gestao SGPS SA.	1,346	12,334
#Sonae SGPS SA.	5,281	5,548

TOTAL PORTUGAL		260,734

SINGAPORE — (0.6%)
*Asia Food and Properties, Ltd.	21,000	4,366
Asia Pacific Breweries, Ltd.	3,000	24,697
Capitaland, Ltd.	9,000	23,871
City Developments, Ltd.	11,000	77,356
Fraser & Neave, Ltd.	15,000	43,201
Jardine Cycle & Carriage, Ltd.	1,025	16,786
Keppel Corp., Ltd.	4,000	23,295
Keppel Land, Ltd.	3,000	5,540
Keppel Telecommunications and Transportation, Ltd.	3,000	3,165
#Raffles Education Corp., Ltd.	13,277	5,985
SembCorp Industries, Ltd.	4,000	8,903
SembCorp Marine, Ltd.	7,000	15,167
Singapore Airlines, Ltd.	2,000	18,738
Singapore Exchange, Ltd.	4,000	24,190
Singapore Press Holdings, Ltd.	7,000	17,448
United Industrial Corp., Ltd.	40,000	51,891
UOL Group, Ltd.	4,000	9,709
Venture Corp., Ltd.	2,000	13,265
Wilmar International, Ltd.	4,000	16,612
Yangzijiang Shipbuilding Holdings, Ltd.	72,000	44,713
Yanlord Land Group, Ltd.	7,000	13,024

TOTAL SINGAPORE		461,922

SPAIN — (3.4%)
Abengoa SA.	312	7,995
Abertis Infraestructuras SA.	1,587	32,877
Acciona SA.	382	46,090
Actividades de Construccion y Servicios SA.	1,062	56,618
Almirall SA.	479	6,039
Banco Bilbaovizcaya Sponsored ADR.	24,691	405,920
Banco de SA.badell SA.	9,248	61,630
Banco de Valencia SA.	4,384	42,800
Banco Guipuzcoano SA.	3,876	24,302
Banco Pastor SA.	1,236	10,018
Banco Popular Espanol SA.	6,539	58,869

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Banco Santander SA.	22,685	$328,501
Banco Santander SA. Sponsored ADR.	18,900	273,294
Bankinter SA.	3,821	43,405
Bolsas y Mercados Espanoles	993	32,134
Cementos Portland Valderrivas SA.	113	5,246
Cia Espanola de Petroleous SA.	174	6,759
Cintra Concesiones de Infraestructuras de Transporte SA.	740	6,064
Construcciones y Auxiliar de Ferrocarriles SA.	25	11,192
Criteria Caixacorp SA.	8,824	42,519
Ebro Puleva SA.	540	8,928
Enagas SA.	2,820	55,756
Faes Farma SA.	1,144	6,068
Fomento de Construcciones y Contratas SA.	737	29,561
GameSA. Corporacion Tecnologica SA.	2,136	46,206
Gas Natural SDG SA.	3,426	64,063
Gestevision Telecinco SA.	1,355	15,460
Grifols SA.	710	12,939
Grupo Catalana Occidente SA.	257	5,266
Grupo EmpreSA.rial Ence SA.	1,265	3,958
Grupo Ferrovial SA.	1,570	53,924
Iberdrola SA.	12,073	103,511
Indra Sistemas SA.	739	16,982
Industria de Diseno Textil SA.	1,292	69,526
Obrascon Huarte Lain SA.	306	7,397
*Promotora de Informaciones SA.	4,718	25,891
Prosegur Cia de Seguridad SA.	249	8,650
*Realia Business SA.	8,376	18,670
Red Electrica Corporacion SA.	1,363	63,983
Repsol YPF SA.	775	17,983
Repsol YPF SA. Sponsored ADR.	2,150	50,160
*SA.cyr Vallehermoso SA.	2,560	40,992
*SOS Cuetara SA.	1,651	8,400
Tecnicas Reunidas SA.	73	3,622
Telefonica SA.	1,276	31,747
Telefonica SA. Sponsored ADR.	3,475	259,374
Tubacex SA.	1,104	4,105
Tubos Reunidos SA.	1,662	4,624
Viscofan SA.	472	11,080
*Vocento SA.	844	4,560
Zardoya Otis SA.	981	22,292

TOTAL SPAIN		2,577,950

SWEDEN — (1.9%)
#Alfa Laval AB.	3,800	41,391
AsSA. Abloy AB. Series B	1,356	22,364
#Atlas Copco AB. Series A	4,064	48,439
Atlas Copco AB. Series B	760	8,059
Axfood AB.	232	5,714
Boliden AB.	3,868	41,688
*Cloetta AB.	480	1,629
*D. Carnegie & Co. AB.	700	1,727
*Electrolux AB. Series B	4,100	76,934
#Elekta AB. Series B	1,000	15,719
#Getinge AB.	1,777	26,577
Hakon Invest AB.	600	6,425
#Hennes & Mauritz AB. Series B	2,126	126,700
#Hexagon AB.	4,769	51,886
*Hexpol AB.	80	456
Holmen AB. Series B	1,000	27,517
*Husqvarna AB. Series B	3,150	19,867
Intrum Justitia AB.	600	6,195

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*JM AB.	665	$5,565
Lindab International AB.	600	5,050
*Loomis AB.	160	1,541
*Meda AB. Series A	1,632	12,648
Modern Times Group AB. Series B	150	5,604
NCC AB. Series B	660	6,769
*Nobia AB.	1,300	5,935
Nordea Bank AB.	13,006	125,806
Oriflame Cosmetics SA.	200	9,937
*Pa Resources AB.	1,600	5,785
Peab AB. Series B	1,500	6,986
Ratos AB.	1,500	35,853
#Sandvik AB.	3,301	31,459
*SAS AB.	52,108	26,363
#Securitas AB. Series B	800	7,541
#*Skandinaviska Enskilda Banken AB. Series A	8,457	47,038
Skanska AB. Series B	2,793	39,189
#SKF AB. Series B	3,000	45,007
#SSAB AB. Series A	2,560	33,519
Svenska Cellulosa AB. Series B	7,257	93,288
#Svenska Handelsbanken AB. Series A	3,109	75,915
#*Swedbank AB. Series A	1,266	9,754
Telefonaktiebolaget LM Erricson Sponsored ADR.	19,400	188,568
TeliaSonera AB.	1,500	9,624
*Trelleborg AB. Series B	1,494	7,519
Volvo AB. Series A	2,300	16,333
#Volvo AB. Series B	5,500	40,204

TOTAL SWEDEN		1,428,087

SWITZERLAND — (6.2%)
ABB, Ltd.	6,272	114,642
ABB, Ltd. Sponsored ADR.	4,100	74,948
*Actelion, Ltd.	885	48,811
Adecco SA.	1,733	83,511
Allreal Holding AG.	64	7,789
*Aryzta AG.	960	33,522
*Athris Holding AG.	8	6,663
Baloise-Holding AG.	1,071	85,352
Bank Coop AG.	211	14,006
*Bank Sarasin & Cie AG. Series B	600	19,554
#Barry Callebaut AG.	71	41,223
Basler Kantonalbank AG.	89	9,700
Berner Kantonalbank AG.	46	9,884
*Bobst Group AG.	148	4,684
Bucher Industries AG.	50	5,469
Charles Voegele Holding AG.	147	5,316
*Clariant AG.	926	6,930
*Compagnie Financiere Richemont SA. Series A	4,793	117,780
Conzzeta AG.	5	6,876
Credit Suisse Group AG.	2,640	124,755
Credit Suisse Group AG. Sponsored ADR.	9,000	426,330
*Dufry Group	145	5,645
#EFG International AG.	1,892	23,280
Elektrizitaets-Gesellschaft Laufenberg AG.	15	13,614
Energiedienst Holding AG.	195	9,118
Flughafen Zuerich AG.	72	19,720
#Galenica Holding AG.	30	8,981
#Geberit AG.	505	70,446
George Fisher AG.	35	7,373
Givaudan SA.	98	65,594
Helvetia Holding AG.	72	20,113

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Holcim, Ltd.	5,015	$304,433
Jelmoli Holding AG.	40	14,843
Julius Baer Holdings AG.	2,132	101,796
#Kuehne & Nagel International AG.	444	36,970
Kuoni Reisen Holding AG.	23	6,939
#*Logitech International SA.	1,766	29,744
Luzerner Kantonalbank AG.	41	9,978
Nestle SA.	9,735	400,054
Nobel Biocare Holding AG.	2,549	60,655
Novartis AG.	1,850	84,526
Novartis AG. ADR.	9,200	419,704
#*Oerlikon Corp. AG.	32	1,845
Panalpina Welttransport Holding AG.	85	6,522
Partners Group Holdings AG.	108	11,377
*Rieters Holdings AG.	30	5,609
Roche Holding AG. Bearer	82	13,620
Roche Holding AG. Genusschein	2,774	437,312
Romande Energie Holding SA.	2	3,602
Schindler Holding AG.	142	9,174
#SGS SA.	37	43,703
Sika AG.	42	50,215
Sonova Holding AG.	610	53,693
St. Galler Kantonalbank	24	8,882
Straumann Holding AG.	41	8,967
Sulzer AG.	220	14,518
Swiss Life Holding AG.	577	57,733
Swiss Re	3,509	134,024
Swisscom AG.	168	55,192
Syngenta AG.	157	36,130
Syngenta AG. ADR.	2,800	128,576
#*Temenos Group AG.	407	8,168
*UBS AG.	13,142	192,393
*UBS AG. ADR.	12,900	190,146
Valiant Holding AG.	159	29,845
Valora Holding AG.	40	8,151
Verwaltungs und Privat-Bank AG.	66	8,508
#Von Roll Holding AG.	4,126	28,106
Vontobel Holdings AG.	326	10,403
Zurich Financial Services AG.	727	142,767

TOTAL SWITZERLAND		4,660,452

UNITED KINGDOM — (18.2%)
Aberdeen Asset Management P.L.C.	12,404	25,811
Admiral Group P.L.C.	2,000	32,001
Aegis Group P.L.C.	22,647	31,193
Aga Rangemaster Group P.L.C.	991	2,135
Aggreko P.L.C.	4,921	44,994
Amec P.L.C.	4,525	53,286
Amlin P.L.C.	8,802	48,882
*Anglo American P.L.C.	5,968	192,470
Antofagasta P.L.C.	5,359	67,802
ARM Holdings P.L.C.	14,597	30,781
Arriva P.L.C.	192	1,392
Ashmore Group P.L.C.	2,055	7,230
Ashtead Group P.L.C.	7,030	7,223
Associated British Foods P.L.C.	4,838	64,192
AstraZeneca P.L.C. Sponsored ADR.	6,200	287,928
Atkins WS P.L.C.	469	4,987
*Autonomy Corp. P.L.C.	3,220	63,231
Aveva Group P.L.C.	341	4,608
Aviva P.L.C.	29,918	174,650

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Babcock International Group P.L.C.	4,987	$39,216
BAE Systems P.L.C.	13,451	68,959
Balfour Beatty P.L.C.	10,676	54,546
Barclays P.L.C.	47,118	239,404
Barclays P.L.C. Sponsored ADR.	4,700	96,538
BBA Aviation P.L.C.	3,762	8,507
*Beazley P.L.C.	4,572	7,818
Bellway P.L.C.	653	8,022
BG Group P.L.C.	13,460	224,845
BHP Billiton P.L.C.	6,880	180,199
BHP Billiton P.L.C. ADR.	600	31,740
Bodycote P.L.C.	1,509	3,600
Bovis Homes Group P.L.C.	984	7,599
BP P.L.C.	21,223	175,996
BP P.L.C. Sponsored ADR.	14,482	724,679
Brit Insurance Holdings P.L.C.	2,338	8,156
*British Airways P.L.C.	10,649	25,094
British American Tobacco P.L.C.	4,203	130,459
British American Tobacco P.L.C. Sponsored ADR.	1,000	62,190
*British Sky Broadcasting Group P.L.C. Sponsored ADR.	2,100	76,356
BSS Group P.L.C.	5,291	22,939
BT Group P.L.C. Sponsored ADR.	4,600	96,968
*BTG P.L.C.	2,325	6,972
Bunzl P.L.C.	2,721	23,558
Burberry Group P.L.C.	1,138	8,746
Cadbury P.L.C. Sponsored ADR.	1,752	69,257
*Cairn Energy P.L.C.	1,349	53,942
Capita Group P.L.C.	6,535	72,883
Capital & Regional P.L.C.	980	557
Carillion P.L.C.	7,129	31,001
Carnival P.L.C.	945	27,401
Carnival P.L.C. ADR.	300	8,640
*Carphone Warehouse Group P.L.C.	4,267	12,805
Catlin Group, Ltd.	8,661	44,719
Centrica P.L.C.	28,827	106,159
Charter International P.L.C.	1,105	10,347
Chemring Group P.L.C.	221	7,486
Close Brothers Group P.L.C.	835	9,639
Cobham P.L.C.	16,984	50,837
*COLT Telecom Group SA.	3,584	6,667
Compass Group P.L.C.	9,273	49,819
Computacenter P.L.C.	6,025	22,168
Connaught P.L.C.	1,318	8,340
Cookson Group P.L.C.	5,538	28,800
Croda International P.L.C.	1,088	10,486
*CSR P.L.C.	1,927	13,747
Daily Mail & General Trust P.L.C. Series A	6,452	32,215
Dairy Crest Group P.L.C.	971	5,336
*Dana Petroleum P.L.C.	2,086	47,618
Davis Service Group P.L.C.	640	3,600
De la Rue P.L.C.	2,414	33,577
Debenhams P.L.C.	8,185	12,141
Diageo P.L.C.	2,096	32,674
Diageo P.L.C. Sponsored ADR.	2,200	137,236
Dignity P.L.C.	709	7,238
Dimension Data Holdings P.L.C.	10,469	10,538
Drax Group P.L.C.	3,708	24,802
DS Smith P.L.C.	3,133	3,938
DSG International P.L.C.	6,901	3,191
*easyJet P.L.C.	6,868	34,678
Electrocomponents P.L.C.	2,964	7,359

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Elementis P.L.C.	7,421	$3,901
*Eurasian Natural Resources Corp.	2,281	32,897
Evolution Group P.L.C.	5,130	11,453
Experian P.L.C.	13,402	110,614
*F&C Asset Management P.L.C.	7,406	9,069
Fenner P.L.C.	2,053	3,330
Filtrona P.L.C.	2,925	6,314
Firstgroup P.L.C.	10,256	56,809
Forth Ports P.L.C.	305	5,019
Friends Provident Group P.L.C.	48,161	56,285
G4S P.L.C.	16,258	58,007
Galliford Try P.L.C.	9,117	8,402
Game Group P.L.C.	2,607	6,399
Genus P.L.C.	670	5,732
GlaxoSmithKline P.L.C. Sponsored ADR.	12,750	488,198
Greene King P.L.C.	1,612	11,391
Halfords Group P.L.C.	1,884	10,966
Halma P.L.C.	2,583	8,245
Hargreaves Lansdown P.L.C.	7,474	27,015
Hays P.L.C.	27,061	43,075
Henderson Group P.L.C.	5,163	9,085
*Heritage Oil P.L.C.	3,429	31,165
Hikma Pharmaceuticals P.L.C.	1,033	7,512
Hiscox, Ltd.	7,950	40,182
HMV Group P.L.C.	3,923	7,144
Home Retail Group P.L.C.	14,675	76,959
Homeserve P.L.C.	342	7,853
HSBC Holdings P.L.C. Sponsored ADR.	19,430	985,101
Hunting P.L.C.	602	4,189
ICAP P.L.C.	6,186	46,861
IG Group Holdings P.L.C.	1,351	6,798
IMI P.L.C.	7,973	45,301
Imperial Tobacco Group P.L.C.	2,706	77,222
Inchcape P.L.C.	1,218	560
*Informa P.L.C.	11,597	46,390
Inmarsat P.L.C.	2,221	20,553
Intercontinental Hotels Group P.L.C. ADR.	3,675	41,601
Intermediate Capital Group P.L.C.	727	2,358
International Personal Finance P.L.C.	2,220	4,975
International Power P.L.C.	36,249	154,582
Interserve P.L.C.	1,206	3,952
Intertek Group P.L.C.	598	10,389
Invensys P.L.C.	12,141	52,350
*Investec P.L.C.	8,716	58,900
*IP Group P.L.C.	7,800	5,220
*ITV P.L.C.	72,400	48,632
Jardine Lloyd Thompson Group P.L.C.	1,371	9,916
John Wood Group P.L.C.	6,063	27,016
Johnson Matthey P.L.C.	2,830	66,817
*Kazakhmys P.L.C.	1,218	17,437
Keller Group P.L.C.	732	7,821
Kesa Electricals P.L.C.	3,133	6,823
Kier Group P.L.C.	387	5,865
Kingfisher P.L.C.	44,158	157,166
Ladbrokes P.L.C.	3,130	9,173
Laird P.L.C.	1,133	3,285
Legal and General Group P.L.C.	59,492	64,002
Lloyds Banking Group P.L.C.	56,777	80,683
Lloyds Banking Group P.L.C. Sponsored ADR.	3,690	20,922
Logica P.L.C.	20,441	34,599
London Stock Exchange Group P.L.C.	639	7,606

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Lonmin P.L.C.	1,790	$41,301
Man Group P.L.C.	23,790	109,949
Marks & Spencer Group P.L.C.	15,598	90,243
Marshalls P.L.C.	2,042	3,336
Marston’s P.L.C.	2,225	3,449
Meggitt P.L.C.	6,456	19,387
Melrose P.L.C.	19,025	36,608
Michael Page International P.L.C.	1,815	9,150
Millennium and Copthorne Hotels P.L.C.	6,162	28,767
Misys P.L.C.	3,617	10,959
*Mitchells & Butlers P.L.C.	6,146	26,737
Mitie Group P.L.C.	2,420	9,583
Mondi P.L.C.	11,114	49,210
Morgan Crucible Co. P.L.C.	2,403	5,170
Morgan Sindall P.L.C.	504	5,212
Mothercare P.L.C.	1,256	11,121
Mouchel Group P.L.C.	1,281	3,406
N Brown Group P.L.C.	2,218	8,588
National Grid P.L.C.	6,678	62,294
National Grid P.L.C. Sponsored ADR.	1,800	84,276
Next P.L.C.	1,267	36,127
Northern Foods P.L.C.	5,556	5,697
Northgate P.L.C.	825	173
Northumbrian Water Group P.L.C.	10,846	42,315
*PartyGaming P.L.C.	6,272	26,829
Pearson P.L.C. Sponsored ADR.	11,377	131,859
Pennon Group P.L.C.	6,075	46,331
*Peter Hambro Mining P.L.C.	412	4,501
Petrofac, Ltd.	1,846	23,118
Phoenix IT Group, Ltd.	1,162	4,225
*Premier Foods P.L.C.	26,772	17,285
*Premier Oil P.L.C.	435	8,986
Provident Financial P.L.C.	613	8,261
Prudential P.L.C.	17,775	133,113
PV Crystalox Solar P.L.C.	4,610	6,277
PZ Cussons P.L.C.	2,842	11,394
Qinetiq P.L.C.	3,402	7,676
*Rank Group P.L.C.	6,444	8,381
Rathbone Brothers P.L.C.	535	6,696
Reckitt Benckiser Group P.L.C.	2,429	116,696
*Redrow P.L.C.	1,945	6,224
Reed Elsevier P.L.C. ADR.	1,800	51,012
Regus P.L.C.	6,442	7,506
*Rentokil Initial P.L.C.	41,610	67,446
Rexam P.L.C.	14,774	58,071
Rio Tinto P.L.C. Sponsored ADR.	900	150,822
*Rolls-Royce Group P.L.C.	31,147	215,435
Rotork P.L.C.	450	6,702
Royal Dutch Shell P.L.C. ADR.	6,300	330,939
Royal Dutch Shell P.L.C. Series B	6,651	172,464
RPS Group P.L.C.	1,670	5,330
RSA Insurance Group P.L.C.	24,778	52,431
SABmiller P.L.C.	6,425	148,548
Sage Group P.L.C.	23,734	77,494
Sainsbury (J.) P.L.C.	15,654	83,046
*Salamander Energy P.L.C.	3,020	10,070
Savills P.L.C.	1,087	6,078
Schroders P.L.C.	2,494	40,620
Schroders P.L.C. Non-Voting	566	7,835
Scottish & Southern Energy P.L.C.	3,993	73,882
Senior P.L.C.	4,703	3,165

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Serco Group P.L.C.	6,768	$45,637
Severn Trent P.L.C.	4,470	72,313
Shanks Group P.L.C.	3,683	4,737
Shire P.L.C. ADR.	1,200	53,772
SIG P.L.C.	13,861	28,176
Smith & Nephew P.L.C. Sponsored ADR.	2,100	83,265
Smiths Group P.L.C.	4,620	55,565
*Soco International P.L.C.	249	5,377
Spectris P.L.C.	3,589	33,403
Speedy Hire P.L.C.	633	370
Spirax-Sarco Engineering P.L.C.	1,260	19,329
Spirent Communications P.L.C.	8,253	9,655
SSL International P.L.C.	4,730	44,712
St. James’s Place P.L.C.	3,661	11,086
St. Modwen Properties P.L.C.	2,485	8,418
Stagecoach Group P.L.C.	2,368	5,363
Standard Chartered P.L.C.	12,725	302,102
Standard Life P.L.C.	29,111	96,052
Tesco P.L.C.	33,394	204,470
Thomas Cook Group P.L.C.	6,532	23,689
Thomson Reuters P.L.C.	2,373	75,967
Tomkins P.L.C.	13,741	40,709
Tomkins P.L.C. Sponsored ADR.	900	10,557
Travis Perkins P.L.C.	1,413	19,230
Trinity Mirror P.L.C.	3,332	4,559
TUI Travel P.L.C.	10,081	38,246
Tullett Prebon P.L.C.	1,103	6,551
Tullow Oil P.L.C.	8,086	133,401
*UK Coal P.L.C.	1,131	2,220
Ultra Electronics Holdings P.L.C.	409	7,796
Unilever P.L.C. Sponsored ADR.	5,200	137,020
United Utilities Group P.L.C.	11,041	83,118
Vedanta Resources P.L.C.	504	14,859
Venture Production P.L.C.	755	10,516
Vodafone Group P.L.C.	69,827	142,862
Vodafone Group P.L.C. Sponsored ADR.	28,800	592,704
VT Group P.L.C.	792	6,219
Weir Group P.L.C. (The)	5,091	46,492
Wellstream Holdings P.L.C.	488	4,438
WH Smith P.LC.	1,375	9,774
Whitbread P.L.C.	2,989	43,265
William Hill P.L.C.	2,842	8,717
William Morrison Supermarkets P.L.C.	22,498	101,046
Wincanton P.L.C.	1,461	4,566
*Wolseley P.L.C.	4,144	92,731
WPP P.L.C.	6,757	52,114
WPP P.L.C. Sponsored ADR.	1,900	73,188
Xchanging P.L.C.	3,063	9,829
*Xstrata P.L.C.	16,065	216,997
*Yell Group P.L.C.	10,048	5,153

TOTAL UNITED KINGDOM		13,739,970

TOTAL COMMON STOCKS		65,386,785

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Fortis Coupons	5,308	—

FRANCE — (0.0%)
*Orpea Rights 07/31/09	167	—

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	600	$550

UNITED KINGDOM — (0.0%)
*Northgate P.L.C. Rights 08/11/09	8,250	758
*Rexam P.L.C. Rights 08/18/09	5,372	7,486

TOTAL UNITED KINGDOM		8,244

TOTAL RIGHTS/WARRANTS		8,794

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $645,000 FNMA 5.00%, 06/01/23, valued at $549,122) to be repurchased at $539,009	$539	539,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.6%)
§@DFA Short Term Investment Fund LP	6,835,680	6,835,680
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,697,093) to be repurchased at $2,644,253	$2,644	2,644,209

TOTAL SECURITIES LENDING COLLATERAL		9,479,889

TOTAL INVESTMENTS — (100.0%) (Cost $79,896,045)##		$75,414,468

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$609,440	$3,545,400	—	$4,154,840
Austria	—	209,518	—	209,518
Belgium	—	437,365	—	437,365
Canada	4,449,528	—	—	4,449,528
Denmark	97,604	395,745	—	493,349
Finland	181,811	806,543	—	988,354
France	823,985	4,817,279	—	5,641,264
Germany	706,697	2,968,229	—	3,674,926
Greece	49,755	414,898	—	464,653
Hong Kong	—	1,184,774	—	1,184,774
Ireland	43,488	197,684	—	241,172
Italy	162,714	1,479,008	—	1,641,722
Japan	2,171,579	13,437,641	—	15,609,219
Netherlands	825,942	1,385,286	—	2,211,229
New Zealand	5,586	127,351	—	132,937
Norway	115,830	606,990	—	722,820
Portugal	—	260,734	—	260,734
Singapore	—	461,922	—	461,922
Spain	1,317,249	1,260,701	—	2,577,950
Sweden	188,568	1,239,519	—	1,428,087
Switzerland	1,246,367	3,414,086	—	4,660,452
United Kingdom	4,826,768	8,913,202	—	13,739,970
Rights/Warrants
Switzerland	550	—	—	550
United Kingdom	8,244	—	—	8,244
Temporary Cash Investments	—	539,000	—	539,000
Securities Lending Collateral	—	9,479,889	—	9,479,889

TOTAL	$17,831,704	$57,582,764	—	$75,414,468

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,547,628,478

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,716,880,474)##	$1,547,628,478

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,547,628,478	—	—	$1,547,628,478

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (82.7%)
Consumer Discretionary — (14.4%)
#*1-800-FLOWERS.COM, Inc.	19,000	$45,600
*4Kids Entertainment, Inc.	33,689	58,956
*99 Cents Only Stores	242,324	3,550,047
*A.C. Moore Arts & Crafts, Inc.	4,971	17,945
#Aaron’s, Inc.	553	15,191
Acme United Corp.	1,331	11,247
*Aldila, Inc.	32,734	111,623
*Alloy, Inc.	95,641	614,015
*American Biltrite, Inc.	3,400	4,284
American Greetings Corp. Class A	162,518	2,562,909
*America’s Car-Mart, Inc.	75,137	1,643,246
Ameristar Casinos, Inc.	24,612	459,998
#*AnnTaylor Stores Corp.	27,435	331,140
*Arctic Cat, Inc.	53,223	327,854
#*ArvinMeritor, Inc.	28,700	207,788
*Asbury Automotive Group, Inc.	132,953	1,860,012
*Atrinsic, Inc.	3,155	3,281
*Audiovox Corp. Class A	138,623	1,093,735
#*AutoNation, Inc.	412,136	8,522,972
*Ballantyne Strong, Inc.	105,612	249,244
#Barnes & Noble, Inc.	25,324	583,212
*Bassett Furniture Industries, Inc.	21,493	53,733
*Beasley Broadcast Group, Inc.	42,542	123,797
#*Beazer Homes USA, Inc.	56,757	182,758
Belo Corp. Class A	1,100	3,157
*Benihana, Inc.	7,282	62,698
*Benihana, Inc. Class A	3,447	27,645
#*BJ’s Restaurants, Inc.	96	1,544
*Bluegreen Corp.	115,915	321,085
Blyth, Inc.	17,375	737,221
Bob Evans Farms, Inc.	219,781	6,378,045
#*Bon-Ton Stores, Inc.	93,677	327,870
Books-A-Million, Inc.	102,156	946,986
*Borders Group, Inc.	800	3,176
Bowl America, Inc. Class A	11,489	153,953
*Boyd Gaming Corp.	172,201	1,582,527
#*Brookfield Homes Corp.	56,210	316,462
Brown Shoe Company, Inc.	197,650	1,531,788
#*Brunswick Corp.	484,902	3,481,596
*Build-A-Bear-Workshop, Inc.	105,314	500,242
#*Cabela’s, Inc.	206,264	3,343,539
*Cache, Inc.	36,889	157,516
#*California Coastal Communities, Inc.	27,647	37,600
Callaway Golf Co.	266,214	1,695,783
#*Caribou Coffee Co.	6,000	34,860
*Carmike Cinemas, Inc.	72,472	688,484
*Carriage Services, Inc.	175,846	645,355
*Cavalier Homes, Inc.	112,514	308,288
*Cavco Industries, Inc.	22,884	783,319
*Centex Corp.	24,200	264,022
#*Charlotte Russe Holding, Inc.	41,366	620,904
*Charming Shoppes, Inc.	170,251	822,312
#*Cheesecake Factory, Inc.	194,400	3,765,528
#*Chico’s FAS, Inc.	492,017	5,643,435
Christopher & Banks Corp.	126,349	1,000,684
*Churchill Downs, Inc.	26,450	991,875
Cinemark Holdings, Inc.	108,139	1,199,262

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Clear Channel Outdoor Holdings, Inc.	12,700	$72,898
*Coast Distribution System, Inc.	17,974	35,948
*Cobra Electronics Corp.	6,230	7,850
*Coldwater Creek, Inc.	168,000	1,233,120
#*Collective Brands, Inc.	248,810	3,961,055
*Collectors Universe, Inc.	15,225	62,270
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	135,198	1,704,847
Cooper Tire & Rubber Co.	366,772	5,413,555
*Core-Mark Holding Co., Inc.	58,860	1,580,980
#*Crocs, Inc.	137,074	468,793
CSS Industries, Inc.	39,700	921,040
*Culp, Inc.	67,786	446,710
*Cybex International, Inc.	54,864	54,864
#D.R. Horton, Inc.	295,648	3,426,560
*dELiA*s, Inc.	44,728	112,715
*Delta Apparel, Inc.	16,474	139,205
*Destination Maternity Corp.	21,105	481,616
Dillard’s, Inc. Class A	440,846	4,677,376
#*DineEquity, Inc.	78,626	1,942,848
*Dixie Group, Inc.	112,317	352,675
*Dorman Products, Inc.	75,979	1,243,776
Dover Motorsports, Inc.	109,057	152,680
#*Drew Industries, Inc.	33,667	646,070
*DSW, Inc.	10,600	142,994
*Duckwall-ALCO Stores, Inc.	10,636	181,663
*E.W. Scripps Co.	59,640	239,753
#Eastman Kodak Co.	497,820	1,478,525
*Emerson Radio Corp.	252,295	186,698
*Escalade, Inc.	4,501	4,501
*Exide Technologies	107,075	521,455
*Federal-Mogul Corp.	46,200	652,806
Finish Line, Inc. Class A	308,915	2,687,561
*Fisher Communications, Inc.	34,403	636,800
*Flanigan’s Enterprises, Inc.	5,016	25,832
Flexsteel Industries, Inc.	22,599	183,730
Foot Locker, Inc.	423,473	4,692,081
*Franklin Electronic Publishers, Inc.	33,024	73,313
Fred’s, Inc.	291,446	3,928,692
Frisch’s Restaurants, Inc.	13,039	361,832
*Full House Resorts, Inc.	2,401	5,882
*Furniture Brands International, Inc.	110,620	443,586
*GameTech International, Inc.	23,401	45,164
#*Gander Mountain Co.	147,456	868,516
#Gannett Co., Inc.	121,527	850,689
*Gaylord Entertainment Co.	33,300	475,191
*Genesco, Inc.	109,777	2,384,356
*G-III Apparel Group, Ltd.	95,865	1,159,008
*Global Traffic Network, Inc.	2,633	11,243
*Gray Television, Inc. Class A	2,900	2,320
*Great Wolf Resorts, Inc.	114,019	307,851
#*Group 1 Automotive, Inc.	148,931	4,387,507
*Hallwood Group, Inc. (The)	703	8,577
*Harris Interactive, Inc.	43,155	18,552
#Harte-Hanks, Inc.	98,837	1,069,416
*Hastings Entertainment, Inc.	77,276	352,379
*Haverty Furniture Co., Inc.	121,800	1,308,132
*Heelys, Inc.	48,462	91,593
*Helen of Troy, Ltd.	186,380	4,053,765
*Hollywood Media Corp.	95,388	151,667
Hooker Furniture Corp.	15,619	214,449

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Hot Topic, Inc.	290,499	$2,245,557
*Iconix Brand Group, Inc.	234,319	4,105,269
International Speedway Corp. Class A	21,482	549,295
*Isle of Capri Casinos, Inc.	68,759	817,545
*J. Alexander’s Corp.	38,794	165,650
*Jackson Hewitt Tax Service, Inc.	14,200	85,910
*JAKKS Pacific, Inc.	213,554	2,462,278
*Jarden Corp.	216,100	5,326,865
*Jo-Ann Stores, Inc.	102,336	2,384,429
*Johnson Outdoors, Inc.	102,746	671,959
Jones Apparel Group, Inc.	238,100	3,276,256
*Journal Communications, Inc. Class A	99,708	277,188
*Kenneth Cole Productions, Inc. Class A	23,920	192,078
KSW, Inc.	5,850	16,790
#*K-Swiss, Inc. Class A	77,072	835,460
LaCrosse Footwear, Inc.	11,416	122,722
*Lakeland Industries, Inc.	35,027	266,555
*Lakes Entertainment, Inc.	102,377	385,961
*Landry’s Restaurants, Inc.	50,500	452,480
*Lazare Kaplan International, Inc.	42,210	105,525
#*La-Z-Boy, Inc.	39,000	264,030
*LeapFrog Enterprises, Inc.	3,911	11,146
#Lennar Corp. Class A	398,000	4,712,320
#Lennar Corp. Class B	927	8,445
*Liberty Media Corp. Capital Class A	360,759	5,259,866
#*Liberty Media Corp. Interactive Class A	398,821	2,656,148
#*Life Time Fitness, Inc.	26,053	663,049
#*Lifetime Brands, Inc.	58,620	243,273
*Lithia Motors, Inc. Class A	110,558	1,325,590
#*Live Nation, Inc.	175,747	1,026,362
#*Liz Claiborne, Inc.	124,571	393,644
*Lodgian, Inc.	249,376	319,201
*Luby’s, Inc.	177,750	808,763
*M/I Homes, Inc.	105,014	1,378,834
*Mac-Gray Corp.	94,135	1,156,919
Marcus Corp. (The)	97,600	1,233,664
*MarineMax, Inc.	70,998	477,817
*McCormick & Schmick’s Seafood Restaurants, Inc.	20,684	160,094
*Media General, Inc. Class A	24,500	113,925
Men’s Wearhouse, Inc. (The)	159,140	3,439,015
#Meredith Corp.	72,539	1,920,107
#*Meritage Homes Corp.	162,287	3,472,942
*Modine Manufacturing Co.	40,699	311,347
#*Mohawk Industries, Inc.	153,400	7,912,372
*Morton’s Restaurant Group, Inc.	60,322	219,572
*Movado Group, Inc.	112,307	1,603,744
*MTR Gaming Group, Inc.	90,246	332,105
*Multimedia Games, Inc.	81,965	460,643
National Presto Industries, Inc.	6,885	553,279
*Nautilus Group, Inc.	87,311	185,972
*New Frontier Media, Inc.	57,315	120,362
*New York & Co., Inc.	69,210	249,156
*O’Charleys, Inc.	154,420	1,604,424
*Office Depot, Inc.	235,562	1,071,807
#*OfficeMax, Inc.	169,901	1,581,778
*Orbitz Worldwide, Inc.	7,152	18,595
#*Orient-Express Hotels, Ltd.	8,000	70,800
#*Orleans Homebuilders, Inc.	108,161	356,931
*Outdoor Channel Holdings, Inc.	112,358	851,674
Oxford Industries, Inc.	65,956	904,257
*P & F Industries, Inc. Class A	2,025	3,321

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pacific Sunwear of California, Inc.	153,392	$509,261
*Palm Harbor Homes, Inc.	27,176	61,690
#*Penske Automotive Group, Inc.	322,600	6,671,368
Pep Boys - Manny, Moe & Jack (The)	369,000	3,664,170
*Perry Ellis International, Inc.	101,852	785,279
Phillips-Van Heusen Corp.	131,070	4,637,257
*Phoenix Footwear Group, Inc.	23,500	11,750
*Pinnacle Entertainment, Inc.	232,760	2,334,583
*Point.360	7,043	8,381
*Pomeroy IT Solutions, Inc.	75,878	453,750
#Pulte Homes, Inc.	23,800	270,606
*Q.E.P. Co., Inc.	15,959	49,633
*RC2 Corp.	39,278	599,775
*Reading International, Inc. Class A	27,544	120,918
*Reading International, Inc. Class B	6,238	48,532
*Red Lion Hotels Corp.	96,956	509,989
#*Red Robin Gourmet Burgers, Inc.	59,376	1,111,519
*Regent Communications, Inc.	63,917	14,062
Regis Corp.	169,270	2,312,228
*Rent-A-Center, Inc.	74,326	1,543,008
*Retail Ventures, Inc.	71,531	238,198
*Rex Stores Corp.	113,415	1,270,248
#*Rick’s Cabaret International, Inc.	30,698	234,226
*Rockford Corp.	6,566	1,280
*Rocky Brands, Inc.	38,436	144,519
#Royal Caribbean Cruises, Ltd.	316,877	4,601,054
*Rubio’s Restaurants, Inc.	41,282	249,756
#*Ruby Tuesday, Inc.	101,432	758,711
*Russ Berrie & Co., Inc.	71,879	376,646
#Ryland Group, Inc.	154,502	3,085,405
*Saga Communications, Inc.	26,882	147,045
*Saks, Inc.	41,600	212,992
*Salem Communications Corp.	39,269	33,771
Scholastic Corp.	230,922	5,207,291
Service Corp. International	501,736	3,170,972
*Shiloh Industries, Inc.	202,654	995,031
*Shoe Carnival, Inc.	79,586	994,825
#*Signet Jewelers, Ltd. ADR.	51,200	1,130,496
#*Sinclair Broadcast Group, Inc. Class A	305,178	570,683
*Skechers U.S.A., Inc. Class A	101,000	1,396,830
Skyline Corp.	32,437	787,246
*Smith & Wesson Holding Corp.	11,995	72,690
#*Sonic Automotive, Inc.	95,510	1,174,773
Spartan Motors, Inc.	39,662	277,634
Speedway Motorsports, Inc.	180,731	2,884,467
*Sport Chalet, Inc. Class A	132,485	205,352
*Sport Chalet, Inc. Class B	4,960	14,880
Sport Supply Group, Inc.	70,651	693,793
Stage Stores, Inc.	113,862	1,420,998
*Standard Motor Products, Inc.	77,366	864,178
*Standard Pacific Corp.	189,811	652,950
*Stanley Furniture, Inc.	42,099	463,089
#*Steak n Shake Co. (The)	134,202	1,371,544
*Stein Mart, Inc.	29,940	330,238
*Steinway Musical Instruments, Inc.	46,087	527,235
Stewart Enterprises, Inc.	331,121	1,619,182
*Stoneridge, Inc.	126,623	562,206
*Strattec Security Corp.	12,659	183,556
Superior Industries International, Inc.	72,855	1,149,652
*Syms Corp.	43,494	305,328
#*Systemax, Inc.	262,152	3,415,841

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tandy Brand Accessories, Inc.	56,879	$136,510
*Tandy Leather Factory, Inc.	1,500	3,938
#*Timberland Co. Class A	56,300	767,932
*Trans World Entertainment Corp.	58,697	65,741
*TRW Automotive Holdings Corp.	188,819	3,177,824
*Tuesday Morning Corp.	27,931	129,600
*Unifi, Inc.	224,621	471,704
Unifirst Corp.	41,884	1,630,125
*Valassis Communications, Inc.	100,171	1,140,948
*ValueVision Media, Inc. Class A	16,700	51,436
*Wendy’s/Arby’s Group, Inc.	240,500	1,101,490
#*West Marine, Inc.	115,510	1,026,884
#Whirlpool Corp.	117,954	6,733,994
#Williams-Sonoma, Inc.	21,972	308,926
*WPT Enterprises, Inc.	20,307	27,414
Wyndham Worldwide Corp.	363,900	5,076,405
*Zale Corp.	176,044	1,042,180

Total Consumer Discretionary		290,971,565

Consumer Staples — (2.8%)
*Alliance One International, Inc.	184,190	762,547
#*American Italian Pasta Co.	5,241	164,882
#Andersons, Inc. (The)	22,096	711,933
B&G Foods, Inc.	107,912	901,065
*Bridgford Foods Corp.	5,853	51,975
CCA Industries, Inc.	4,400	16,676
*Central Garden & Pet Co.	91,346	1,119,902
*Central Garden & Pet Co. Class A	122,098	1,378,486
#*Chiquita Brands International, Inc.	287,200	3,518,200
*Craft Brewers Alliance, Inc.	69,435	131,232
Del Monte Foods Co.	713,356	6,891,019
#*Diedrich Coffee, Inc.	16,846	400,429
*Elizabeth Arden, Inc.	23,493	225,533
Farmer Brothers Co.	90,937	2,044,264
#*Fresh Del Monte Produce, Inc.	95,331	2,041,037
Golden Enterprises, Inc.	26,984	67,460
*Great Atlantic & Pacific Tea, Inc.	92,556	534,048
Griffin Land & Nurseries, Inc. Class A	6,064	185,922
#*Hain Celestial Group, Inc.	139,730	2,320,915
Imperial Sugar Co.	80,047	1,063,825
Ingles Market, Inc. Class A	34,331	573,671
Mannatech, Inc.	98,700	346,437
*MGP Ingredients, Inc.	60,946	176,743
*Monterey Pasta Co.	110,255	168,690
Nash-Finch Co.	146,692	4,503,444
*Natural Alternatives International, Inc.	2,060	13,297
*Nutraceutical International Corp.	71,174	886,116
Oil-Dri Corp. of America	25,538	402,224
*Omega Protein Corp.	155,249	599,261
*Pantry, Inc.	66,472	1,166,584
*Parlux Fragrances, Inc.	144,752	263,449
*PC Group, Inc.	29,885	17,931
*Physicians Formula Holdings, Inc.	19,883	32,210
*Prestige Brands Holdings, Inc.	286,186	1,868,795
*Sanfilippo (John B.) & Son, Inc.	48,275	419,993
*Schiff Nutrition International, Inc.	62,206	352,708
*Seneca Foods Corp. Class A	1,900	48,659
*Seneca Foods Corp. Class B	1,500	38,235
*Smart Balance, Inc.	6,400	39,232
#*Smithfield Foods, Inc.	404,673	5,483,319
*Susser Holdings Corp.	47,141	554,850

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Tasty Baking Co.	56,027	$404,515
#*TreeHouse Foods, Inc.	165,880	5,382,806
Universal Corp.	60,430	2,300,570
Weis Markets, Inc.	52,084	1,722,418
#*Winn-Dixie Stores, Inc.	247,279	3,503,943
*Zapata Corp.	38,286	289,442

Total Consumer Staples		56,090,892

Energy — (6.2%)
*Adams Resources & Energy, Inc.	22,043	344,973
#*Allis-Chalmers Energy, Inc.	75,092	172,712
Alon USA Energy, Inc.	94,096	943,783
*Approach Resources, Inc.	35,507	248,904
#*Atlas America, Inc.	42,500	854,675
#*ATP Oil & Gas Corp.	79,197	613,777
*Barnwell Industries, Inc.	15,041	58,660
#*Basic Energy Services, Inc.	113,214	764,194
#Berry Petroleum Corp. Class A	67,709	1,606,057
*Bill Barrett Corp.	31,264	987,630
*Brigham Exploration Co.	128,999	629,515
*Bristow Group, Inc.	114,800	3,799,880
#*Bronco Drilling Co., Inc.	60,321	253,348
*Cal Dive International, Inc.	101,541	906,761
*Callon Petroleum Co.	18,667	31,361
#*Carrizo Oil & Gas, Inc.	34,000	646,000
Cimarex Energy Co.	269,028	9,625,822
*Clayton Williams Energy, Inc.	3,395	65,456
*Complete Production Services, Inc.	148,264	1,224,661
*Crosstex Energy, Inc.	8,800	34,056
*CVR Energy, Inc.	144,394	1,233,125
*Dawson Geophysical Co.	17,006	517,152
Delek US Holdings, Inc.	104,726	892,265
*Double Eagle Petroleum Co.	11,395	47,061
*Encore Acquisition Co.	126,485	4,502,866
#*Exterran Holdings, Inc.	160,949	2,798,903
*Geokinetics, Inc.	21,042	305,951
*Geomet, Inc.	77,152	95,668
*GeoResources, Inc.	7,836	82,043
*Global Industries, Ltd.	147,370	1,006,537
Gulf Island Fabrication, Inc.	19,650	284,925
*Gulfmark Offshore, Inc.	71,250	2,280,000
*Gulfport Energy Corp.	79,647	555,140
*Harvest Natural Resources, Inc.	47,568	307,765
*Helix Energy Solutions Group, Inc.	130,900	1,373,141
Helmerich & Payne, Inc.	51,697	1,776,309
*Hercules Offshore, Inc.	47,156	223,519
*HKN, Inc.	27,926	67,581
Holly Corp.	56,600	1,203,882
*Hornbeck Offshore Services, Inc.	44,412	967,293
*International Coal Group, Inc.	26,100	80,910
#*Key Energy Group, Inc.	122,500	850,150
*Mariner Energy, Inc.	530,600	6,361,894
#Massey Energy Co.	68,000	1,808,800
*Mitcham Industries, Inc.	21,758	97,041
*Natural Gas Services Group, Inc.	68,721	947,663
*Newpark Resources, Inc.	456,051	1,199,414
*Oil States International, Inc.	66,449	1,802,097
*OMNI Energy Services Corp.	22,743	46,623
Overseas Shipholding Group, Inc.	71,813	2,466,777
*Parker Drilling Co.	206,921	955,975
#*Patriot Coal Corp.	42,300	354,051

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Patterson-UTI Energy, Inc.	340,610	$4,703,824
*Petroleum Development Corp.	73,980	1,245,823
*PHI, Inc. Non-Voting	106,652	2,329,280
*Pioneer Drilling Co.	241,682	1,058,567
Pioneer Natural Resources Co.	85,275	2,434,601
*Plains Exploration & Production Co.	245,238	7,026,069
*Rex Energy Corp.	55,378	327,838
*Rosetta Resources, Inc.	233,164	2,417,911
#Rowan Companies, Inc.	238,371	5,084,453
#*SEACOR Holdings, Inc.	69,842	5,551,042
Southern Union Co.	1	10
St. Mary Land & Exploration Co.	46,054	1,099,309
#*Stone Energy Corp.	114,530	1,243,796
*Superior Energy Services, Inc.	100,652	1,669,817
#*Superior Well Services, Inc.	34,296	223,953
*Swift Energy Corp.	135,270	2,664,819
*T-3 Energy Services, Inc.	34,989	474,101
#Tesoro Petroleum Corp.	359,016	4,699,519
*TETRA Technologies, Inc.	80,628	621,642
Tidewater, Inc.	52,400	2,358,000
*Toreador Resources Corp.	37,731	259,212
#*Trico Marine Services, Inc.	69,540	305,976
*Union Drilling, Inc.	35,239	251,959
#*Unit Corp.	103,566	3,282,006
#*USEC, Inc.	458,132	1,772,971
#W&T Offshore, Inc.	31,262	334,191
#*Western Refining, Inc.	232,471	1,513,386
#*Whiting Petroleum Corp.	181,168	8,326,481
#World Fuel Services Corp.	13,100	574,566

Total Energy		125,159,868

Financials — (21.5%)
1st Source Corp.	223,806	3,695,037
21st Century Holding Co.	56,827	220,489
*Abigail Adams National Bancorp, Inc.	2,500	6,375
Abington Bancorp, Inc.	138,816	1,135,515
Access National Corp.	1,000	6,360
Advance America Cash Advance Centers, Inc.	4,652	25,679
*Advanta Corp. Class A	11,970	4,189
*Affirmative Insurance Holdings, Inc.	32,670	127,413
#*Allegheny Corp.	9,382	2,537,831
Alliance Bancorp, Inc. of Pennsylvania	650	5,655
Alliance Financial Corp.	4,790	135,988
Allied World Assurance Co. Holdings, Ltd.	121,383	5,275,305
#*Amcore Financial, Inc.	113,923	103,670
Ameriana Bancorp.	1,045	3,919
*American Equity Investment Life Holding Co.	418,680	3,031,243
American Financial Group, Inc.	275,910	6,729,445
*American Independence Corp.	20,458	94,107
#American National Bankshares, Inc.	2,900	66,671
American National Insurance Co.	25,392	2,007,238
American Physicians Capital, Inc.	99,605	4,431,426
*American Safety Insurance Holdings, Ltd.	15,321	251,724
#*AmeriCredit Corp.	350,332	5,496,709
Ameris Bancorp.	68,591	444,470
*Amerisafe, Inc.	128,639	2,139,267
*AmeriServe Financial, Inc.	182,092	320,482
*Anchor Bancorp Wisconsin, Inc.	3,467	4,715
*Appalachian Bancshares, Inc.	2,261	1,899
*Argo Group International Holdings, Ltd.	91,128	3,061,901
Arrow Financial Corp.	22,442	629,049

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Aspen Insurance Holdings, Ltd.	206,615	$5,138,515
*Asset Acceptance Capital Corp.	42,706	330,544
Associated Banc-Corp.	151,331	1,640,428
Assurant, Inc.	73,570	1,877,506
#Assured Guaranty, Ltd.	225,943	3,156,424
ASTA Funding, Inc.	17,537	112,412
*Atlantic American Corp.	16,950	12,975
Atlantic Coast Federal Corp.	10,226	19,225
*Atlantic Southern Financial Group, Inc.	400	1,684
*Avatar Holdings, Inc.	38,020	815,529
#*B of I Holding, Inc.	40,978	288,895
Baldwin & Lyons, Inc. Class B	58,263	1,262,559
Bancorp Rhode Island, Inc.	5,930	131,053
*Bancorp, Inc. (The)	28,824	207,245
#BancorpSouth, Inc.	32,647	734,557
#BancTrust Financial Group, Inc.	33,931	93,989
Bank Mutual Corp.	247,399	2,434,406
#*Bank of Florida Corp.	58,390	197,942
*Bank of Granite Corp.	62,151	139,840
*BankAtlantic Bancorp, Inc.	1,430	6,006
BankFinancial Corp.	137,417	1,463,491
#Banner Corp.	45,660	183,097
Bar Harbor Bankshares	9,963	351,694
#BCB Bancorp, Inc.	1,775	15,425
*Berkshire Bancorp, Inc.	2,534	20,779
Berkshire Hills Bancorp, Inc.	66,866	1,528,557
Boston Private Financial Holdings, Inc.	157,936	723,347
Brookline Bancorp, Inc.	131,811	1,535,598
Cadence Financial Corp.	44,680	67,020
California First National Bancorp.	16,094	188,461
Camco Financial Corp.	13,888	29,165
#Camden National Corp.	33,747	1,132,887
Capital Bank Corp.	2,558	13,634
Capital Southwest Corp.	25,174	2,066,030
*Capitalsource, Inc.	76,700	355,888
#*Capitol Bancorp, Ltd.	117,982	519,121
Cardinal Financial Corp.	145,302	1,131,903
Carrollton Bancorp.	200	1,228
Cascade Financial Corp.	37,309	63,052
Cash America International, Inc.	82	2,192
#Cathay General Bancorp.	129,843	1,184,168
Center Bancorp, Inc.	33,287	299,916
*Center Financial Corp.	99,225	326,450
Centerstate Banks, Inc.	2,000	13,980
Central Bancorp, Inc.	3,917	31,336
*Central Jersey Bancorp.	21,939	124,833
#*Central Pacific Financial Corp.	161,874	351,267
Centrue Financial Corp.	6,860	37,730
CFS Bancorp, Inc.	118,688	464,070
Chemical Financial Corp.	81,900	1,779,687
*Chicopee Bancorp, Inc.	1,000	13,060
#*CIT Group, Inc.	613,700	533,919
Citizens Community Bancorp, Inc.	24,951	145,215
*Citizens First Bancorp, Inc.	10,661	9,915
Citizens South Banking Corp.	18,073	93,166
#*Citizens, Inc.	180,691	1,268,451
#City National Corp.	32,975	1,300,534
*CNA Surety Corp.	241,846	3,801,819
CoBiz Financial, Inc.	33,526	151,202
Codorus Valley Bancorp, Inc.	1,188	7,924
Columbia Banking System, Inc.	127,808	1,551,589

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Comerica, Inc.	277,200	$6,608,448
Commonwealth Bankshares, Inc.	5,826	36,296
#*Community Bancorp.	620	422
#Community Bank System, Inc.	294,258	5,334,898
*Community Capital Corp.	1,239	4,398
Community Trust Bancorp, Inc.	1,960	53,214
*Community West Bancshares	16,252	41,605
Compass Diversified Holdings	79,384	714,456
#*CompuCredit Holdings Corp.	166,281	497,180
*Consumer Portfolio Services, Inc.	79,513	59,237
*Cowen Group, Inc.	38,918	286,436
*Cowlitz Bancorporation	5,219	9,707
*Crawford & Co. Class B	1,874	9,089
*Crescent Financial Corp.	47,032	190,480
CVB Financial Corp.	400	3,016
Danvers Bancorp, Inc.	28,495	357,612
*Dearborn Bancorp, Inc.	61,703	98,725
Delphi Financial Group, Inc. Class A	95,471	2,275,074
Dime Community Bancshares	19,117	230,169
Donegal Group, Inc. Class A	69,226	1,090,309
Donegal Group, Inc. Class B	6,311	90,374
#*Doral Financial Corp.	34,562	75,000
East West Bancorp, Inc.	163,697	1,447,081
Eastern Insurance Holdings, Inc.	54,171	516,791
Eastern Virginia Bankshares, Inc.	1,500	13,110
ECB Bancorp, Inc.	874	14,194
EMC Insurance Group, Inc.	155,951	3,772,455
*Encore Bancshares, Inc.	25,818	208,609
*Encore Capital Group, Inc.	139,660	1,726,198
#Endurance Specialty Holdings, Ltd.	174,222	5,813,788
Enterprise Financial Services Corp.	20,959	226,148
ESB Financial Corp.	8,257	122,451
ESSA Bancorp, Inc.	62,999	848,597
#F.N.B. Corp.	234,973	1,823,390
Farmers Capital Bank Corp.	7,684	158,444
FBL Financial Group, Inc. Class A	71,356	700,002
*FCStone Group, Inc.	43,034	240,560
Federal Agriculture Mortgage Corp. Class A	500	2,000
Federal Agriculture Mortgage Corp. Class C	56,289	347,866
Fidelity Bancorp, Inc.	1,900	12,882
Fidelity National Financial, Inc.	205,974	2,955,727
*Fidelity Southern Corp.	17,158	42,896
Financial Federal Corp.	6,120	124,114
Financial Institutions, Inc.	14,907	220,027
*First Acceptance Corp.	101,596	266,182
First Advantage Bancorp.	2,023	19,421
First American Corp.	198,075	5,853,116
First Bancorp. (318672102)	237,500	736,250
First Bancorp. (318910106)	13,598	247,620
First Bancorp, Inc.	5,884	115,150
*First Bancshares, Inc.	2,300	20,941
#First Busey Corp.	179,190	1,119,937
First Business Financial Services, Inc.	1,900	18,344
#*First California Financial Group, Inc.	1,106	6,271
First Citizens BancShares, Inc.	23,844	3,386,563
First Commonwealth Financial Corp.	194,078	1,294,500
First Community Bancshares, Inc.	4,413	60,017
First Defiance Financial Corp.	26,630	405,575
First Federal Bancshares of Arkansas, Inc.	18,162	67,653
*First Federal Bankshares, Inc.	1,218	2,205
*First Federal of Northern Michigan Bancorp, Inc.	7,436	14,686

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Financial Bancorp.	13,000	$112,320
First Financial Corp.	64,748	2,103,662
First Financial Holdings, Inc.	19,658	281,503
First Financial Northwest, Inc.	120,447	934,669
First Financial Service Corp.	1,300	22,087
*First Franklin Corp.	1,300	7,644
#*First Horizon National Corp.	463,579	5,943,083
*First Keystone Financial, Inc.	2,200	19,800
First M&F Corp.	6,670	29,215
*First Marblehead Corp.	53,160	97,283
First Merchants Corp.	226,138	1,788,752
First Mercury Financial Corp.	22,487	324,937
#First Midwest Bancorp, Inc.	107,340	897,362
First Niagara Financial Group, Inc.	433,463	5,700,038
First PacTrust Bancorp, Inc.	13,222	105,776
First Place Financial Corp.	158,729	439,679
#*First Regional Bancorp.	20,866	20,031
First Security Group, Inc.	29,107	112,062
*First State Bancorporation	8,525	8,695
First United Corp.	6,970	80,155
First West Virginia Bancorp, Inc.	780	8,381
Firstbank Corp.	12,251	86,061
*FirstCity Financial Corp.	56,581	312,893
Flagstone Reinsurance Holdings, Ltd.	98,520	995,052
Flushing Financial Corp.	28,659	304,072
#FNB United Corp.	35,716	66,789
*Forest City Enterprises, Inc. Class A	134,960	963,614
*Forestar Group, Inc.	2,600	33,852
*FPIC Insurance Group, Inc.	83,791	2,878,221
#*Frontier Financial Corp.	900	810
Fulton Financial Corp.	429,069	2,900,506
Genworth Financial, Inc.	525,160	3,623,604
#German American Bancorp, Inc.	65,434	1,177,158
#Great Southern Bancorp, Inc.	20,800	436,800
#*Greene Bancshares, Inc.	38,183	227,189
*Guaranty Bancorp.	319,499	571,903
*Guaranty Federal Bancshares, Inc.	13,552	91,002
#*Habersham Bancorp.	943	2,452
*Hallmark Financial Services, Inc.	96,847	635,316
Hampden Bancorp, Inc.	14,065	149,792
#Hampton Roads Bankshares, Inc	50,594	260,559
Hanover Insurance Group, Inc.	44,821	1,761,913
Harleysville Group, Inc.	238,282	7,391,508
Harleysville National Corp.	180,950	991,606
Harleysville Savings Financial Corp.	812	12,147
*Harrington West Financial Group, Inc.	5,500	6,050
*Harris & Harris Group, Inc.	152,503	988,219
Hawthorn Bancshares, Inc.	2,628	26,819
HCC Insurance Holdings, Inc.	137,874	3,460,637
Heartland Financial USA, Inc.	2,517	42,386
*Heritage Commerce Corp.	52,851	215,104
*Heritage Financial Corp.	1,432	18,401
Heritage Financial Group	1,572	14,730
HF Financial Corp.	5,809	69,127
*Hilltop Holdings, Inc.	133,603	1,603,236
Hingham Institution for Savings	200	6,770
*HMN Financial, Inc.	24,044	97,378
Home Federal Bancorp, Inc.	94,853	1,080,376
HopFed Bancorp, Inc.	6,294	71,877
Horace Mann Educators Corp.	321,020	3,643,577
#*Horizon Financial Corp.	74,288	92,860

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Huntington Bancshares, Inc.	794,050	$3,247,664
IBERIABANK Corp.	62,210	2,913,916
*Independence Holding Co.	30,531	203,031
Independent Bank Corp. (453836108)	34,708	740,322
Independent Bank Corp. (453838104)	124,153	217,268
Indiana Community Bancorp.	3,207	33,192
Infinity Property & Casualty Corp.	141,271	5,868,397
Integra Bank Corp.	138,023	215,316
International Bancshares Corp.	17,405	229,398
*Intervest Bancshares Corp.	5,662	18,062
*Investors Bancorp, Inc.	40,548	401,020
Investors Title Co.	7,282	226,616
IPC Holdings, Ltd.	136,326	3,945,274
*Irwin Financial Corp.	60,746	38,877
#Janus Capital Group, Inc.	21,800	297,788
Jefferson Bancshares, Inc.	3,955	24,996
JMP Group, Inc.	19,932	176,797
#Jones Lang LaSalle, Inc.	77,306	2,934,536
#*Knight Capital Group, Inc.	203,930	3,786,980
*LaBranche & Co., Inc.	78,409	297,170
Lakeland Bancorp, Inc.	108,448	980,370
Lakeland Financial Corp.	112	2,193
Landmark Bancorp, Inc.	1,522	23,971
Legacy Bancorp, Inc.	55,833	743,137
#Legg Mason, Inc.	143,841	4,047,686
LNB Bancorp, Inc.	48,953	370,085
#*Louisiana Bancorp, Inc.	4,919	66,406
LSB Corp.	7,757	83,698
LSB Financial Corp.	500	6,025
#M&T Bank Corp.	37,701	2,198,722
#*Macatawa Bank Corp.	86,171	237,832
*Magyar Bancorp, Inc.	4,390	17,560
MainSource Financial Group, Inc.	132,440	888,672
*Market Leader, Inc.	200	384
*Marlin Business Services, Inc.	22,214	149,722
#Marshall & Ilsley Corp.	225,100	1,359,604
Max Capital Group, Ltd.	53,482	1,068,036
Mayflower Bancorp, Inc.	475	3,558
MB Financial, Inc.	189,300	2,602,875
#*MBIA, Inc.	489,612	2,051,474
MBT Financial Corp.	42,872	90,460
*MCG Capital Corp.	102,295	350,872
Meadowbrook Insurance Group, Inc.	377,032	2,982,323
Medallion Financial Corp.	95,372	748,670
#*Mercantile Bancorp, Inc.	4,152	18,269
Mercantile Bank Corp.	10,031	39,522
Mercer Insurance Group, Inc.	39,743	725,310
*Meridian Interstate Bancorp, Inc.	5,100	47,022
Meta Financial Group, Inc.	10,687	237,465
*Metro BanCorp, Inc.	31,088	565,491
MetroCorp Bancshares, Inc.	12,016	46,622
#*MF Global, Ltd.	416,217	2,655,464
#*MGIC Investment Corp.	75,500	498,300
MicroFinancial, Inc.	38,611	129,733
#MidSouth Bancorp, Inc.	27,600	463,680
#*Midwest Banc Holdings, Inc.	82,354	46,118
MidWestOne Financial Group, Inc.	1,182	9,456
Montpelier Re Holdings, Ltd.	21,000	329,280
MutualFirst Financial, Inc.	11,165	86,752
*Nara Bancorp, Inc.	71,662	422,806
*National Financial Partners Corp.	82,970	622,275

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
National Penn Bancshares, Inc.	325,676	$1,621,866
*National Western Life Insurance Co. Class A	3,964	527,688
*Navigators Group, Inc.	101,452	5,002,598
*Nelnet, Inc. Class A	144,974	2,071,678
*New Century Bancorp, Inc.	3,600	22,374
New Hampshire Thrift Bancshares, Inc.	8,225	82,332
New Westfield Financial, Inc.	110,618	1,075,207
NewAlliance Bancshares, Inc.	533,508	6,535,473
*NewBridge Bancorp.	32,941	65,553
*Newport Bancorp, Inc.	1,000	11,920
#*NewStar Financial, Inc.	81,441	219,076
North Central Bancshares, Inc.	3,500	49,700
*North Valley Bancorp.	13,146	57,514
Northeast Bancorp.	1,100	10,054
Northeast Community Bancorp, Inc.	50,944	389,212
Northrim Bancorp, Inc.	21,017	308,950
NYMAGIC, Inc.	65,670	1,135,434
Ocean Shore Holding Co.	200	1,431
OceanFirst Financial Corp.	16,716	203,434
#*Ocwen Financial Corp.	62,000	883,500
#Odyssey Re Holdings Corp.	285,770	13,202,574
#Old National Bancorp.	109,747	1,240,141
Old Republic International Corp.	573,555	5,930,559
#Old Second Bancorp, Inc.	24,332	123,120
OneBeacon Insurance Group, Ltd.	55,881	631,455
Oriental Financial Group, Inc.	29,732	419,519
Pacific Capital Bancorp.	121,044	256,613
Pacific Continental Corp.	12,104	128,666
*Pacific Mercantile Bancorp.	60,104	195,338
*Pacific Premier Bancorp, Inc.	9,368	40,751
Pamrapo Bancorp, Inc.	2,507	21,936
*Park Bancorp, Inc.	500	3,730
#Park National Corp.	2,132	135,915
Parkvale Financial Corp.	6,957	60,526
Patriot National Bancorp.	10,431	31,293
#*Penson Worldwide, Inc.	52,713	615,161
Peoples Bancorp of North Carolina	1,200	7,800
Peoples Bancorp, Inc.	55,610	1,018,219
#*PHH Corp.	218,763	4,009,926
#*Phoenix Companies, Inc. (The)	178,088	391,794
*PICO Holdings, Inc.	127,271	3,860,129
*Pinnacle Financial Partners, Inc.	139,279	2,172,752
#*Piper Jaffray Companies, Inc.	78,800	3,613,768
Platinum Underwriters Holdings, Ltd.	55,588	1,876,095
*PMA Capital Corp. Class A	348,287	2,020,065
*PMI Group, Inc.	5,200	11,960
Porter Bancorp, Inc.	3,651	61,264
*Preferred Bank	44,796	172,017
Premier Financial Bancorp, Inc.	6,969	41,675
#Presidential Life Corp.	231,485	2,069,476
Princeton National Bancorp, Inc.	5,102	84,183
*ProAssurance Corp.	98,073	4,980,147
#Prosperity Bancshares, Inc.	161,521	5,412,569
Provident Financial Holdings, Inc.	52,378	398,073
Provident Financial Services, Inc.	265,959	3,148,955
Provident New York Bancorp.	188,344	1,826,937
Pulaski Financial Corp.	12,074	93,453
QC Holdings, Inc.	104,900	558,068
Radian Group, Inc.	256,640	854,611
*Rainier Pacific Financial Group, Inc.	38,173	41,990
Reinsurance Group of America, Inc.	159,148	6,604,642

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Renasant Corp.	144,024	$2,144,517
*Republic First Bancorp, Inc.	5,842	41,303
Resource America, Inc.	56,667	340,569
*Riverview Bancorp, Inc.	32,896	112,175
RLI Corp.	53,748	2,666,438
Rockville Financial, Inc.	19,188	238,699
Rome Bancorp, Inc.	67,122	587,989
*Royal Bancshares of Pennsylvania, Inc. Class A	600	1,224
Rurban Financial Corp.	1,320	9,464
Safety Insurance Group, Inc.	88,538	2,856,236
Sanders Morris Harris Group, Inc.	115,206	671,651
#Sandy Spring Bancorp, Inc.	88,987	1,441,589
#SCBT Financial Corp.	10,888	279,713
*Seabright Insurance Holdings	139,806	1,358,914
#Seacoast Banking Corp. of Florida	105,608	228,113
—*Security Bank Corp.	4,892	1,174
Selective Insurance Group, Inc.	316,488	4,728,331
Shore Bancshares, Inc.	3,823	74,701
*SI Financial Group, Inc.	17,273	79,456
Simmons First National Corp. Class A	140,091	4,199,928
#*SLM Corp.	170,983	1,520,039
Smithtown Bancorp, Inc.	33,025	381,769
Somerset Hills Bancorp.	16,651	131,543
South Financial Group, Inc.	2,993	4,819
*Southcoast Financial Corp.	12,010	62,332
*Southern Community Financial Corp.	120,522	359,156
*Southern Connecticut Bancorp, Inc.	800	4,360
*Southern First Bancshares, Inc.	9,649	75,552
Southwest Bancorp, Inc.	95,709	963,790
*Specialty Underwriters’ Alliance, Inc.	51	338
State Auto Financial Corp.	167,895	2,902,905
State Bancorp, Inc.	4,408	38,879
StellarOne Corp.	66,272	976,849
Sterling Bancshares, Inc.	158,472	1,278,869
#*Sterling Financial Corp.	77,773	216,987
*Stewart Information Services Corp.	85,700	1,180,089
#*Stratus Properties, Inc.	39,127	210,503
Student Loan Corp.	8,228	369,849
*Sun Bancorp, Inc.	73,872	330,208
*Superior Bancorp.	14,887	41,237
Susquehanna Bancshares, Inc.	303,162	1,594,632
*Sussex Bancorp.	2,715	10,181
SWS Group, Inc.	57,648	793,236
#Synovus Financial Corp.	653,304	2,293,097
#*Taylor Capital Group, Inc.	29,763	202,984
Teche Holding Co.	1,400	47,950
*Tennessee Commerce Bancorp, Inc.	5,621	26,700
TF Financial Corp.	6,677	117,181
*Thomas Weisel Partners Group, Inc.	66,676	283,373
#*TIB Financial Corp.	22,259	46,521
*Tidelands Bancshares, Inc.	2,800	9,520
*TierOne Corp.	92,611	213,931
Timberland Bancorp, Inc.	59,792	309,723
*Tower Financial Corp.	2,779	13,645
#Transatlantic Holdings, Inc.	179,018	8,469,342
*Tree.com, Inc.	18,147	181,107
TriCo Bancshares	12,984	215,924
#Trustmark Corp.	129,527	2,577,587
#UCBH Holdings, Inc.	286,338	346,469
Umpqua Holdings Corp.	290,837	2,821,119
Unico American Corp.	35,600	297,794

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Union Bankshares Corp.	73,995	$1,148,402
*United America Indemnity, Ltd.	47,577	257,392
#United Bankshares, Inc.	90,796	1,839,527
#*United Community Banks, Inc.	121,456	817,399
*United Community Financial Corp.	261,527	358,292
United Financial Bancorp, Inc.	111,537	1,481,211
United Fire & Casualty Co.	92,660	1,557,615
*United PanAm Financial Corp.	33,044	110,697
#*United Security Bancshares	958	4,407
United Western Bancorp, Inc.	37,303	297,678
Unitrin, Inc.	260,675	3,438,303
*Unity Bancorp, Inc.	15,011	60,795
Univest Corp. of Pennsylvania	4,099	106,041
#Validus Holdings, Ltd.	87,286	1,981,392
#*Virginia Commerce Bancorp, Inc.	56,677	181,366
VIST Financial Corp.	4,024	25,070
#W. R. Berkley Corp.	100,100	2,325,323
Wainwright Bank & Trust Co.	7,220	54,619
Washington Banking Co.	5,286	47,680
Washington Federal, Inc.	217,830	3,034,372
Wayne Savings Bancshares, Inc.	300	1,800
Webster Financial Corp.	98,105	1,109,568
Wesbanco, Inc.	216,513	3,609,272
Wesco Financial Corp.	100	30,495
West Bancorporation	93,554	553,840
West Coast Bancorp.	7,950	19,557
*Western Alliance Bancorp.	60,746	420,970
White Mountains Insurance Group, Ltd.	25,436	6,562,488
#Whitney Holding Corp.	263,941	2,312,123
Wilber Corp. (The)	4,700	53,580
Wilshire Bancorp, Inc.	33,852	249,151
#*Wintrust Financial Corp.	108,018	2,824,671
WSB Holdings, Inc.	2,298	5,262
WVS Financial Corp.	1,304	20,342
Yadkin Valley Financial Corp.	45,744	314,719
Zenith National Insurance Corp.	54,594	1,303,159
Zions Bancorporation	256,376	3,481,586
*ZipRealty, Inc.	60,199	187,219

Total Financials		433,514,746

Health Care — (6.1%)
*Accelrys, Inc.	75,276	451,656
*Adolor Corp.	108,698	193,482
#*Air Methods Corp.	34,603	1,017,674
*Albany Molecular Research, Inc.	256,910	2,448,352
*Allied Healthcare International, Inc.	211,070	525,564
*Allied Healthcare Products, Inc.	26,236	104,944
*Allion Healthcare, Inc.	113,493	839,848
*Alphatec Holdings, Inc.	3,105	11,613
*American Dental Partners, Inc.	67,661	885,682
*American Shared Hospital Services	8,624	18,154
*AMICAS, Inc.	269,811	793,244
*AMN Healthcare Services, Inc.	61,025	444,262
*AngioDynamics, Inc.	191,153	2,385,589
*Anika Therapeutics, Inc.	49,300	285,940
*Assisted Living Concepts, Inc.	46,917	675,605
*Bioanalytical Systems, Inc.	12,419	8,445
*BioScrip, Inc.	211,034	1,247,211
*BMP Sunstone Corp.	400	1,988
#*Brookdale Senior Living, Inc.	67,034	717,934
*Caliper Life Sciences, Inc.	213,467	360,759

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cambrex Corp.	186,600	$854,628
*Cantel Medical Corp.	126,736	1,963,141
*Capital Senior Living Corp.	245,552	1,208,116
*Cardiac Science Corp.	137,450	547,051
*Celera Corp.	128,503	771,018
#*Community Health Systems, Inc.	287,300	8,136,336
*CONMED Corp.	289,759	5,093,963
*Continucare Corp.	25,655	74,913
#*Cooper Companies, Inc.	121,300	3,328,472
*Coventry Health Care, Inc.	187,187	4,305,301
*Cross Country Healthcare, Inc.	281,547	2,350,917
*Cutera, Inc.	83,682	698,745
*Cynosure, Inc. Class A	9,300	89,838
Daxor Corp.	10,080	100,800
*Digirad Corp.	2,294	4,794
*Dynacq Healthcare, Inc.	7,262	23,456
#*Emeritus Corp.	9,551	111,269
*ev3, Inc.	285,062	3,497,711
*Five Star Quality Care, Inc.	19,400	54,320
*Fresenius Kabi Pharmaceuticals Holding, Inc.	157,481	37,795
*Gentiva Health Services, Inc.	151,714	3,228,474
#*Greatbatch, Inc.	100,828	2,222,249
*Harvard Bioscience, Inc.	95,256	396,265
*Health Net, Inc.	107,769	1,458,115
*HealthSpring, Inc.	273,045	3,448,558
*HealthStream, Inc.	641	2,365
*HealthTronics, Inc.	268,771	577,858
*Healthways, Inc.	104,846	1,545,430
Hill-Rom Holdings, Inc.	156,600	2,684,124
*Hi-Tech Pharmacal Co., Inc.	39,440	617,236
*Home Diagnostics, Inc.	36,426	247,333
*IntegraMed America, Inc.	89,545	679,647
Invacare Corp.	153,248	3,126,259
*InVentiv Health, Inc.	78,752	1,208,056
#*Inverness Medical Innovations, Inc.	142,480	4,794,452
*Iridex Corp.	18,266	40,003
Kewaunee Scientific Corp.	10,051	119,607
*Kindred Healthcare, Inc.	155,000	2,176,200
*King Pharmaceuticals, Inc.	740,571	6,716,979
*Lannet Co., Inc.	36,300	321,255
*LCA-Vision, Inc.	113,248	650,044
*LeMaitre Vascular, Inc.	11,682	40,303
*Lexicon Pharmaceuticals, Inc.	40,658	54,075
#*LifePoint Hospitals, Inc.	162,149	4,485,041
*Maxygen, Inc.	188,843	1,508,856
*MedCath Corp.	143,093	1,725,702
#*MediciNova, Inc.	2,650	15,873
*Misonix, Inc.	28,468	46,403
#*Molina Healthcare, Inc.	700	15,785
*National Dentex Corp.	6,141	41,452
*Nighthawk Radiology Holdings, Inc.	36,920	178,324
#*NovaMed, Inc.	89,324	429,648
#*NxStage Medical, Inc.	17,639	97,720
*Odyssey Healthcare, Inc.	159,825	1,861,961
#Omnicare, Inc.	341,925	8,161,750
*Osteotech, Inc.	167,822	832,397
*OTIX Global, Inc.	105,112	75,681
*Par Pharmaceutical Cos., Inc.	84,491	1,369,599
*PDI, Inc.	95,738	496,880
*Prospect Medical Holdings, Inc.	25,950	105,098
*Regeneration Technologies, Inc.	132,179	585,553

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*RehabCare Group, Inc.	36,500	$878,190
*Res-Care, Inc.	138,420	2,162,120
#*Salix Pharmaceuticals, Ltd.	26,422	321,820
*Skilled Healthcare Group, Inc.	34,500	284,970
Span-American Medical System, Inc.	12,454	147,455
*SRI/Surgical Express, Inc.	22,799	56,998
*Strategic Diagnostics, Inc.	34,015	40,478
*SunLink Health Systems, Inc.	4,759	10,803
*Sunrise Senior Living, Inc.	23,300	54,522
*Symmetry Medical, Inc.	1,600	13,696
*Theragenics Corp.	223,700	279,625
*Tomotherapy, Inc.	82,818	261,705
#*Triple-S Management Corp.	54,727	935,284
*Universal American Corp.	259,300	2,359,630
#*ViroPharma, Inc.	365,703	2,695,231
*Vital Images, Inc.	56,893	758,953
*Watson Pharmaceuticals, Inc.	181,739	6,311,795
*WellCare Health Plans, Inc.	1,285	28,604
Young Innovations, Inc.	35,382	895,872
*Zoll Medical Corp.	48	885

Total Health Care		123,557,776

Industrials — (11.9%)
*A. T. Cross Co. Class A	64,105	277,575
A.O. Smith Corp.	70,900	2,767,936
#*AAR Corp.	118,476	2,266,446
*ACCO Brands Corp.	3,184	13,914
Aceto Corp.	220,642	1,551,113
*AeroCentury Corp.	4,464	43,747
Aircastle, Ltd.	161,392	1,171,706
*AirTran Holdings, Inc.	51,900	375,756
Alamo Group, Inc.	66,795	923,775
*Alaska Air Group, Inc.	144,700	3,336,782
Albany International Corp. Class A	33,200	456,168
Alexander & Baldwin, Inc.	120,438	3,519,198
*Allied Defense Group, Inc.	44,901	154,459
*Altra Holdings, Inc.	45,945	403,857
*Amerco, Inc.	93,653	4,203,147
American Railcar Industries, Inc.	55,221	457,782
*American Reprographics Co.	16,200	140,130
American Woodmark Corp.	61,666	1,445,451
Ameron International Corp.	71,200	5,305,824
Ampco-Pittsburgh Corp.	20,521	466,442
*AMREP Corp.	6,620	83,346
#Apogee Enterprises, Inc.	56,400	822,312
Applied Industrial Technologies, Inc.	272,225	6,021,617
Applied Signal Technologies, Inc.	46,286	1,157,150
#*Argon ST, Inc.	105,268	2,011,672
Arkansas Best Corp.	80,415	2,290,219
*Armstrong World Industries, Inc.	68,800	1,692,480
*Arotech Corp.	33,113	51,987
*ATC Technology Corp.	108,364	2,266,975
#*Atlas Air Worldwide Holding, Inc.	28,410	709,114
*Avalon Holding Corp. Class A	12,927	33,481
#*Avis Budget Group, Inc.	77,816	665,327
#Baldor Electric Co.	70,889	1,826,101
Barnes Group, Inc.	62,835	884,088
Barrett Business Services, Inc.	15,559	155,279
*BE Aerospace, Inc.	32,600	526,816
#*Beacon Roofing Supply, Inc.	5,663	94,969
#*BlueLinx Holdings, Inc.	134,873	538,143

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Bowne & Co., Inc.	178,776	$1,435,570
#Briggs & Stratton Corp.	127,421	2,187,819
*BTU International, Inc.	891	5,462
#*Builders FirstSource, Inc.	79,034	463,139
#*C&D Technologies, Inc.	50,232	100,464
*CAI International, Inc.	12,600	82,404
Cascade Corp.	20,390	498,536
*Casella Waste Systems, Inc. Class A	15,408	42,526
CDI Corp.	138,950	1,764,665
*CECO Environmental Corp.	12,485	46,444
*Celadon Group, Inc.	95,943	887,473
*Ceradyne, Inc.	83,612	1,509,197
*Champion Industries, Inc.	41,991	73,904
*Chase Corp.	684	7,948
Chicago Rivet & Machine Co.	1,073	15,129
CIRCOR International, Inc.	97,615	2,251,002
#*Coleman Cable, Inc.	7,673	25,321
*Columbus McKinnon Corp.	46,322	670,279
*Commercial Vehicle Group, Inc.	39,187	78,766
CompX International, Inc.	2,700	17,145
*Consolidated Graphics, Inc.	56,195	1,028,369
*Cornell Companies, Inc.	133,400	2,285,142
Courier Corp.	161	2,663
*Covenant Transport Group Class A	85,024	396,212
*CPI Aerostructures, Inc.	19,296	137,195
*CRA International, Inc.	20,030	539,408
#Cubic Corp.	53,243	2,084,996
#*Dollar Thrifty Automotive Group, Inc.	25,700	425,335
Ducommun, Inc.	75,133	1,298,298
*Dycom Industries, Inc.	106,866	1,360,404
#*Eagle Bulk Shipping, Inc.	30,300	174,225
Eastern Co.	37,161	662,952
*Ecology & Environment, Inc. Class A	7,958	119,370
*EMCOR Group, Inc.	38,264	922,928
Encore Wire Corp.	85,599	1,856,642
*EnerSys	69,516	1,375,722
Ennis, Inc.	174,699	2,573,316
#*EnPro Industries, Inc.	116,417	2,074,551
Espey Manufacturing & Electronics Corp.	10,570	168,592
*Esterline Technologies Corp.	117,300	3,334,839
#*Evergreen Solar, Inc.	41,007	86,115
*ExpressJet Holdings, Inc.	27,549	38,293
Federal Signal Corp.	191,024	1,692,473
*First Advantage Corp.	39,759	646,481
*Flanders Corp.	12,351	78,923
*Franklin Covey Co.	83,265	537,059
Frozen Food Express Industries, Inc.	131,556	474,917
G & K Services, Inc. Class A	60,117	1,365,858
*Gardner Denver Machinery, Inc.	12,904	376,668
GATX Corp.	170,900	4,310,098
#*Genco Shipping & Trading, Ltd.	39,600	946,836
*Gencor Industries, Inc.	29,856	203,319
#*Gibraltar Industries, Inc.	123,933	962,959
*GP Strategies Corp.	98,944	686,671
Great Lakes Dredge & Dock Corp.	95,613	553,599
*Greenbrier Companies, Inc.	99,612	1,044,930
*Griffon Corp.	232,921	2,245,358
*H&E Equipment Services, Inc.	108,583	1,155,323
Hardinge, Inc.	76,964	303,238
*Herley Industries, Inc.	151,895	1,850,081
#*Hertz Global Holdings, Inc.	704,289	6,648,488

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Hoku Scientific, Inc.	100	$205
Horizon Lines, Inc. Class A	43,530	218,085
*Hudson Highland Group, Inc.	97,317	201,446
#*Hurco Companies, Inc.	27,892	544,452
*ICF International, Inc.	800	20,720
*ICT Group, Inc.	69,762	719,944
*Innovative Solutions & Support, Inc.	2,164	7,769
*Insituform Technologies, Inc. Class A	32,798	603,483
Insteel Industries, Inc.	45,215	460,741
#*Interline Brands, Inc.	147,362	2,494,839
International Shipholding Corp.	28,372	823,072
*Intersections, Inc.	82,366	395,357
#*JetBlue Airways Corp.	314,864	1,608,955
*Kadant, Inc.	129,724	1,441,234
Kaman Corp. Class A	82,105	1,574,774
#*Kansas City Southern	75,733	1,538,137
*Kelly Services, Inc. Class A	129,612	1,524,237
Kennametal, Inc.	27,000	575,640
*Key Technology, Inc.	10,312	112,091
*Kforce, Inc.	117,442	1,143,885
Kimball International, Inc. Class B	180,974	1,230,623
*Korn/Ferry International	14,500	201,695
*Kratos Defense & Security Solutions, Inc.	65,000	52,000
L.S. Starrett Co. Class A	18,664	161,630
*Ladish Co., Inc.	55,940	615,340
Lawson Products, Inc.	33,900	569,520
*Layne Christensen Co.	51,447	1,220,837
*LECG Corp.	91,234	335,741
*LGL Group, Inc.	10,433	30,256
*LMI Aerospace, Inc.	13,354	121,521
LSI Industries, Inc.	84,861	550,748
*Lydall, Inc.	131,546	427,525
*M&F Worldwide Corp.	176,418	3,508,954
*Magnetek, Inc.	29,884	40,343
#Manitowoc Co., Inc. (The)	34,200	211,356
*Marten Transport, Ltd.	169,388	2,988,004
McGrath Rentcorp.	25,030	481,077
*Metalico, Inc.	68,968	313,115
*MFRI, Inc.	53,154	318,924
*Miller Industries, Inc.	41,762	368,758
#*Mobile Mini, Inc.	116,111	1,878,676
*MPS Group, Inc.	544,200	4,707,330
Mueller Industries, Inc.	54,340	1,291,118
Mueller Water Products, Inc.	381,916	1,474,196
NACCO Industries, Inc. Class A	27,400	1,153,266
*Nashua Corp.	16,504	108,926
National Technical Systems, Inc.	104,047	455,206
#*NCI Building Systems, Inc.	46,697	183,986
*NN, Inc.	160,834	392,435
*North America Galvanizing & Coatings, Inc.	2,725	13,625
#*Northwest Pipe Co.	81,700	2,841,526
*Ocean Power Technologies, Inc.	7,141	33,848
*On Assignment, Inc.	150,504	636,632
*Oshkosh Truck Corp. Class B	193,927	5,323,296
*Owens Corning, Inc.	268,753	4,939,680
*P.A.M. Transportation Services, Inc.	60,286	415,371
*Pacer International, Inc.	49,283	122,222
*Park-Ohio Holdings Corp.	45,885	286,322
*Patrick Industries, Inc.	6,319	9,099
*Patriot Transportation Holding, Inc.	9,309	745,465
*PGT, Inc.	5,300	10,759

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pinnacle Airlines Corp.	36,202	$120,915
*Plug Power, Inc.	368,931	291,456
#*Polypore International, Inc.	34,200	422,370
Portec Rail Products, Inc.	14,102	141,725
*PowerSecure International, Inc.	83,099	502,749
Preformed Line Products Co.	20,974	735,768
Providence & Worcester Railroad Co.	12,000	140,940
#*Quixote Corp.	2,351	5,713
R. R. Donnelley & Sons Co.	62,605	870,210
*RCM Technologies, Inc.	93,190	209,678
#Regal-Beloit Corp.	116,578	5,404,556
#*Republic Airways Holdings, Inc.	324,320	1,660,518
Robbins & Myers, Inc.	5,026	105,194
*Rush Enterprises, Inc. Class A	263,181	3,447,671
*Rush Enterprises, Inc. Class B	51,902	573,517
Ryder System, Inc.	255,543	8,977,226
*Saia, Inc.	132,286	2,389,085
*Sauer-Danfoss, Inc.	58,580	307,545
Schawk, Inc.	136,772	990,229
#*School Specialty, Inc.	29,271	654,792
Seaboard Corp.	2,323	2,543,685
Servotronics, Inc.	5,550	34,022
*SIFCO Industries, Inc.	13,489	138,937
SkyWest, Inc.	229,708	2,912,697
*SL Industries, Inc.	4,599	28,744
*Sparton Corp.	20,457	59,325
*Spherion Corp.	140,970	775,335
Standex International Corp.	85,425	1,070,375
Steelcase, Inc. Class A	191,605	1,402,549
*Sunair Electronics, Inc.	5,336	12,166
Superior Uniform Group, Inc.	39,336	326,489
*Supreme Industries, Inc.	15,254	32,644
*Sypris Solutions, Inc.	24,414	51,025
TAL International Group, Inc.	59,320	657,859
*TAT Technologies, Ltd.	6,995	46,167
*TeamStaff, Inc.	1,296	1,989
Technology Research Corp.	27,760	79,671
*Tecumseh Products Co. Class A	14,892	121,817
*Tecumseh Products Co. Class B	7,143	72,930
Textainer Group Holdings, Ltd.	3,705	44,534
Timken Co.	156,315	3,185,700
Todd Shipyards Corp.	32,526	543,184
*TRC Companies, Inc.	93,576	419,221
#Tredegar Industries, Inc.	257,286	3,766,667
*Trex Co., Inc.	3,500	57,225
*TriMas Corp.	2,612	11,336
Trinity Industries, Inc.	171,931	2,400,157
Triumph Group, Inc.	42,820	1,710,231
*Tufco Technologies, Inc.	3,375	10,193
#*Tutor Perini Corp.	132,280	2,440,566
Twin Disc, Inc.	32,910	290,266
*U.S. Home Systems, Inc.	6,902	18,014
*United Capital Corp.	4,025	97,808
*United Rentals, Inc.	200,220	1,495,643
Universal Forest Products, Inc.	62,910	2,808,302
*URS Corp.	23,200	1,173,920
*USA Truck, Inc.	63,539	915,597
#*USG Corp.	140,005	1,979,671
*Valpey Fisher Corp.	13,337	18,005
*Versar, Inc.	300	1,185
Viad Corp.	65,784	1,165,692

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Virco Manufacturing Corp.	24,553	$77,342
*Volt Information Sciences, Inc.	126,865	1,009,845
*Waste Services, Inc.	130,812	625,281
Watts Water Technologies, Inc.	83,601	2,202,050
*WCA Waste Corp.	76,693	335,915
#Werner Enterprises, Inc.	212,294	3,834,030
*Willis Lease Finance Corp.	35,581	514,145
#*YRC Worldwide, Inc.	138,447	193,826

Total Industrials		240,750,174

Information Technology — (13.5%)
*3Com Corp.	600,408	2,263,538
*Acorn Energy, Inc.	18,133	75,252
*Actel Corp.	199,102	2,217,996
*ActivIdentity Corp.	343,997	866,872
*Adaptec, Inc.	620,985	1,651,820
#*ADC Telecommunications, Inc.	115,100	837,928
*Advanced Analogic Technologies, Inc.	3,600	17,352
#*Advanced Energy Industries, Inc.	24,752	297,767
*Aehr Test Systems	9,509	8,843
Agilysys, Inc.	208,773	983,321
American Software, Inc. Class A	76,592	490,955
*Amtech Systems, Inc.	49,174	282,259
*Anadigics, Inc.	345,546	1,430,560
*Analysts International Corp.	12,833	11,550
*Anaren, Inc.	164,331	2,954,671
*Applied Micro Circuits Corp.	122,473	1,059,391
#*Arris Group, Inc.	416,570	5,073,823
*Arrow Electronics, Inc.	346,342	8,925,233
Astro-Med, Inc.	18,213	101,264
*Autobytel, Inc.	70,685	34,777
*Avid Technology, Inc.	171,516	2,101,071
*Avocent Corp.	168,208	2,608,906
AVX Corp.	345,217	3,793,935
*Aware, Inc.	33,267	93,148
*AXT, Inc.	151,725	289,795
Bel Fuse, Inc. Class A	10,162	160,560
Bel Fuse, Inc. Class B	47,372	870,697
*Benchmark Electronics, Inc.	267,505	4,226,579
Black Box Corp.	45,632	1,253,511
*Brightpoint, Inc.	52,942	314,475
*Brooks Automation, Inc.	150,881	894,724
*CalAmp Corp.	27,270	49,631
*California Micro Devices Corp.	137,276	439,283
*Cascade Microtech, Inc.	69,877	280,906
*CEVA, Inc.	93,057	816,110
*Checkpoint Systems, Inc.	102,761	1,780,848
*Ciber, Inc.	451,864	1,495,670
#*Ciena Corp.	300,791	3,356,828
Cohu, Inc.	161,625	1,960,511
*Comarco, Inc.	38,000	85,120
—#*Commerce One LLC.	110	—
Communications Systems, Inc.	39,848	476,184
*Concurrent Computer Corp.	32,991	178,811
*Convergys Corp.	165,029	1,767,461
*CPI International, Inc.	42,021	401,301
*Cray, Inc.	33,645	273,197
*CSP, Inc.	4,766	17,968
CTS Corp.	292,338	2,464,409
*CyberOptics Corp.	73,404	491,807
*Cypress Semiconductor Corp.	336,209	3,570,540

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Datalink Corp.	7,480	$22,814
*Dataram Corp.	30,882	45,088
*DDi Corp.	52,992	254,362
*Digi International, Inc.	192,083	1,961,167
*Digimarc Corp.	25,898	359,982
*Ditech Networks, Inc.	212,832	289,451
*Dot Hill Systems Corp.	43,040	35,723
*DSP Group, Inc.	126,082	1,098,174
*Dynamics Research Corp.	33,374	411,168
*Echostar Holding Corp.	107,998	1,591,890
*Edgewater Technology, Inc.	78,198	207,225
*EFJohnson Technologies, Inc.	23,908	16,260
Electro Rent Corp.	130,092	1,238,476
*Electro Scientific Industries, Inc.	246,939	3,234,901
*Electronics for Imaging, Inc.	183,168	2,088,115
*EMS Technologies, Inc.	76,434	1,681,548
*Emulex Corp.	264,604	2,415,834
*Endwave Corp.	60,536	144,076
*Entegris, Inc.	145,960	544,431
*Epicor Software Corp.	247,400	1,504,192
#*EPIQ Systems, Inc.	75,753	1,215,836
*ePlus, Inc.	21,974	359,714
*Euronet Worldwide, Inc.	132,668	2,791,335
*Exar Corp.	197,148	1,385,950
*Fairchild Semiconductor Corp. Class A	289,223	2,553,839
#Fidelity National Information Services, Inc.	71,300	1,669,846
*FormFactor, Inc.	57,494	1,325,237
*Frequency Electronics, Inc.	19,864	69,524
*FSI International, Inc.	97,000	82,392
*Gerber Scientific, Inc.	207,688	650,063
#*Globecomm Systems, Inc.	104,065	826,276
*GSI Technology, Inc.	91,690	363,092
*GTSI Corp.	93,664	595,703
*Hackett Group, Inc.	229,511	697,713
*Harmonic, Inc.	170,805	1,183,679
*Harris Stratex Networks, Inc. Class A	87,659	608,353
*Hauppauge Digital, Inc.	3,155	3,502
*Henry Bros. Electronics, Inc.	11,562	68,794
*Hutchinson Technology, Inc.	8,376	27,390
*Hypercom Corp.	114,851	244,633
*I.D. Systems, Inc.	59,298	217,624
*IAC/InterActiveCorp.	403,904	7,435,873
*ICx Technologies, Inc.	4,595	23,113
*Ikanos Communications, Inc.	159,714	281,097
*Imation Corp.	104,708	950,749
*infoGROUP, Inc.	102,751	618,561
*InfoSpace, Inc.	129,641	948,972
#*Ingram Micro, Inc.	412,271	6,934,398
*Insight Enterprises, Inc.	80,616	830,345
*Integrated Device Technology, Inc.	469,184	3,176,376
*Integrated Silicon Solution, Inc.	228,703	720,414
#*Intelli-Check, Inc.	2,727	4,690
*Internap Network Services Corp.	198,622	603,811
#*International Rectifier Corp.	91,300	1,511,928
*Internet Brands, Inc.	127,009	953,838
*Internet Capital Group, Inc.	436,786	3,262,791
*Interphase Corp.	43,384	216,486
*Intevac, Inc.	132,621	1,526,468
*IntriCon Corp.	8,166	21,232
*INX, Inc.	3,900	22,425
#*Ixia	54,701	412,446

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IXYS Corp.	115,082	$889,584
*Jaco Electronics, Inc.	7,912	5,618
*JDA Software Group, Inc.	155,480	3,204,443
*JDS Uniphase Corp.	462,942	2,712,840
Keithley Instruments, Inc.	45,700	254,549
*Key Tronic Corp.	72,852	127,491
*Keynote Systems, Inc.	96,456	970,347
*Kopin Corp.	247,140	981,146
*KVH Industries, Inc.	37,815	307,436
#*L-1 Identity Solutions, Inc.	267,708	2,106,862
*Lattice Semiconductor Corp.	647,793	1,431,623
*Lawson Software, Inc.	173,000	1,027,620
*LeCroy Corp.	83,300	330,701
*Lionbridge Technologies, Inc.	75,646	166,421
*LoJack Corp.	1,373	5,602
*LookSmart, Ltd.	135,597	153,225
*Loral Space & Communications, Inc.	73,902	1,546,769
*Mace Security International, Inc.	64,702	64,055
*Management Network Group, Inc.	71,997	23,759
Marchex, Inc. Class B	30,549	133,805
*Measurement Specialties, Inc.	15,392	123,906
*Mercury Computer Systems, Inc.	106,517	1,224,945
*Merix Corp.	3,970	7,106
*Merrimac Industries, Inc.	11,871	100,310
Methode Electronics, Inc.	232,765	1,764,359
#*Micron Technology, Inc.	423,015	2,703,066
#*MKS Instruments, Inc.	269,445	5,219,150
*ModusLink Global Solutions, Inc.	232,266	1,656,057
*MoSys, Inc.	35,550	57,591
*MSC.Software Corp.	52,204	381,611
*Multi-Fineline Electronix, Inc.	24,000	546,960
*Nanometrics, Inc.	120,927	448,639
*Napco Security Technologies, Inc.	2,643	3,436
*Network Equipment Technologies, Inc.	127,088	724,402
*Newport Corp.	229,940	1,699,257
*Newtek Business Services, Inc.	12,825	5,258
*Nu Horizons Electronics Corp.	117,606	464,542
O.I. Corp.	8,610	43,911
*Occam Networks, Inc.	26,277	103,531
*OmniVision Technologies, Inc.	204,589	2,706,712
*Online Resources Corp.	23,209	153,411
*Open Text Corp.	39,809	1,500,003
*Oplink Communications, Inc.	129,469	1,646,846
OPNET Technologies, Inc.	71,589	680,095
*Opnext, Inc.	80,196	162,798
*Optelecom-NKF, Inc.	4,562	16,879
*Optical Cable Corp.	64,334	221,952
*OSI Systems, Inc.	73,747	1,460,928
*PAR Technology Corp.	66,596	367,610
*PC Connection, Inc.	250,745	1,439,276
*PC Mall, Inc.	125,762	1,092,872
*PC-Tel, Inc.	112,140	750,217
*PDF Solutions, Inc.	2,290	5,267
Pegasystems, Inc.	2,278	64,467
*Perceptron, Inc.	82,835	339,623
*Perficient, Inc.	8,200	60,516
*Performance Technologies, Inc.	67,536	202,608
*Pericom Semiconductor Corp.	300,372	2,853,534
*Perot Systems Corp.	48,912	781,614
#*Pervasive Software, Inc.	213,624	1,136,480
*Photronics, Inc.	223,635	1,142,775

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Plantronics, Inc.	55,675	$1,317,827
*PLATO Learning, Inc.	44,723	193,651
*PLX Technology, Inc.	112,134	437,323
*Presstek, Inc.	18,573	31,574
—*Price Communications Liquidation Trust	262,880	35,904
Qualstar Corp.	1,100	2,420
*QuickLogic Corp.	7,922	10,061
*RadiSys Corp.	123,582	978,769
*RealNetworks, Inc.	642,872	1,864,329
*RF Industries, Ltd.	1,555	6,997
Richardson Electronics, Ltd.	76,602	284,959
#*Rofin-Sinar Technologies, Inc.	113,400	2,461,914
*Rovi Corp.	225,865	5,908,628
*Rudolph Technologies, Inc.	168,407	1,375,885
*S1 Corp.	495,207	3,511,018
#*Sandisk Corp.	371,916	6,627,543
*SCM Microsystems, Inc.	104,195	229,229
*SeaChange International, Inc.	297,893	2,725,721
*Selectica, Inc.	86,434	34,582
*Semitool, Inc.	122,871	727,396
Servidyne, Inc.	18,317	34,070
*Sigma Designs, Inc.	6,900	111,573
*Silicon Graphics International Corp.	20,555	103,186
*Silicon Image, Inc.	1,584	3,881
*Silicon Storage Technology, Inc.	805,599	1,514,526
#*Skyworks Solutions, Inc.	137,405	1,659,852
*Smart Modular Technologies (WWH), Inc.	15,296	45,582
*Smith Micro Software, Inc.	33,393	381,682
*Soapstone Networks, Inc.	138,830	68,721
*SonicWALL, Inc.	358,589	2,721,690
*Soundbite Communications, Inc.	1,200	3,840
*Spectrum Control, Inc.	71,048	701,244
*Standard Microsystems Corp.	63,940	1,483,408
*StarTek, Inc.	88,175	833,254
*Support.com, Inc.	165,208	406,412
*Sycamore Networks, Inc.	1,279,954	4,351,844
*Symmetricom, Inc.	333,535	2,161,307
*Symyx Technologies, Inc.	11,400	79,002
#*SYNNEX Corp.	215,600	6,127,352
#*Tech Data Corp.	136,956	4,783,873
Technitrol, Inc.	127,033	922,260
*TechTarget, Inc.	3,078	17,237
*TechTeam Global, Inc.	98,368	638,408
*Telular Corp.	85,343	223,599
#*Teradyne, Inc.	511,772	4,032,763
*Tessco Technologies, Inc.	24,013	362,116
TheStreet.com, Inc.	142,538	296,479
*THQ, Inc.	94,942	637,061
*Tier Technologies, Inc. Class B	212,891	1,575,393
*Tollgrade Communications, Inc.	78,752	440,224
*Track Data Corp.	13,582	45,500
*Transact Technologies, Inc.	2,304	12,626
*Trident Microsystems, Inc.	5,900	9,912
#*Triquint Semiconductor, Inc.	909,110	6,527,410
*TSR, Inc.	10,164	21,853
*TTM Technologies, Inc.	255,932	2,526,049
*Ultra Clean Holdings, Inc.	28,556	112,796
*Ultratech, Inc.	40,582	483,332
United Online, Inc.	142,904	1,311,859
#*UTStarcom, Inc.	598,015	1,022,606
*ValueClick, Inc.	91,368	1,050,732

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Vicon Industries, Inc.	36,465	$237,022
*Video Display Corp.	6,670	20,810
*Virage Logic Corp.	71,360	356,086
*Vishay Intertechnology, Inc.	183,390	1,303,903
*Web.com Group, Inc.	88,082	540,823
*White Electronics Designs Corp.	282,867	1,292,702
*Winland Electronics, Inc.	2,540	1,854
*Wireless Ronin Technologies, Inc.	17,800	53,934
*Wireless Telecom Group, Inc.	27,830	18,924
*WPCS International, Inc.	6,953	20,233
*ZiLOG, Inc.	30,342	75,552
*Zoran Corp.	324,124	3,733,908
*Zygo Corp.	90,529	572,143

Total Information Technology		271,989,097

Materials — (5.3%)
A. Schulman, Inc.	260,326	5,547,547
A.M. Castle & Co.	171,894	1,813,482
*American Pacific Corp.	39,481	319,796
Arch Chemicals, Inc.	25,271	670,945
Ashland, Inc.	117,800	3,903,892
*Brush Engineered Materials, Inc.	104,000	2,218,320
*Buckeye Technologies, Inc.	215,900	1,370,965
*Bway Holding Co.	43,721	695,164
Cabot Corp.	162,798	2,979,203
Carpenter Technology Corp.	105,464	1,971,122
#*Coeur d’Alene Mines Corp.	74,235	1,054,137
Commercial Metals Co.	179,374	2,966,846
*Continental Materials Corp.	50	430
*Core Molding Technologies, Inc.	5,124	15,679
Cytec Industries, Inc.	97,591	2,449,534
#*Flotek Industries, Inc.	32,700	61,476
Friedman Industries, Inc.	55,040	303,270
*Gentek, Inc.	1,600	37,968
*Graphic Packaging Holding Co.	776,525	1,653,998
H.B. Fuller Co.	294	5,927
*Haynes International, Inc.	25,371	584,294
#*Headwaters, Inc.	79,700	244,679
#*Hecla Mining Co.	151,401	476,913
*Horsehead Holding Corp.	118,750	1,269,438
*Huntsman Corp.	202,700	1,244,578
*ICO, Inc.	73,573	303,856
*Innospec, Inc.	16,244	193,953
Kaiser Aluminum Corp.	50,513	1,669,960
*Kapstone Paper and Packaging Corp.	19,358	97,564
#*Kronos Worldwide, Inc.	40,756	335,014
*Landec Corp.	71,200	449,984
#*Louisiana-Pacific Corp.	183,300	773,526
MeadWestavco Corp.	317,600	6,190,024
Minerals Technologies, Inc.	46,819	2,035,222
#*Mines Management, Inc.	45,192	79,990
*Mod-Pac Corp.	6,879	18,711
Myers Industries, Inc.	202,522	1,992,816
Neenah Paper, Inc.	86,988	852,482
NL Industries, Inc.	33,306	227,480
*Northern Technologies International Corp.	19,155	166,457
Olympic Steel, Inc.	104,913	2,676,331
*OM Group, Inc.	169,000	5,688,540
P.H. Glatfelter Co.	173,288	1,793,531
*Penford Corp.	63,394	415,865
*PolyOne Corp.	424,675	1,821,856

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Quaker Chemical Corp.	70,548	$1,269,864
*Ready Mix, Inc.	9,185	34,903
Reliance Steel & Aluminum Co.	206,415	6,958,250
*Rock of Ages Corp.	7,450	15,980
Rock-Tenn Co. Class A	65,400	2,940,384
#*Rockwood Holdings, Inc.	47,446	850,232
#*RTI International Metals, Inc.	86,100	1,529,136
#Schnitzer Steel Industries, Inc. Class A	80,006	4,301,923
Schweitzer-Maudoit International, Inc.	58,765	1,921,616
Sensient Technologies Corp.	5,173	130,308
*Spartech Corp.	54,557	681,963
#Steel Dynamics, Inc.	193,358	3,163,337
*Stillwater Mining Co.	225,946	1,511,579
*Synalloy Corp.	19,323	168,110
#Temple-Inland, Inc.	155,544	2,435,819
#Texas Industries, Inc.	65,900	2,998,450
*U.S. Concrete, Inc.	343,043	672,364
#*U.S. Gold Corp.	8,181	24,216
*Universal Stainless & Alloy Products, Inc.	44,949	791,552
*Wausau Paper Corp.	407,299	3,828,611
#Westlake Chemical Corp.	205,655	5,139,318
#Worthington Industries, Inc.	237,788	3,143,557
#*Zoltek Companies, Inc.	68,754	682,040

Total Materials		106,836,277

Other — (0.0%)
—*Allen Organ Co. Escrow Shares	400	3,635
—*ePresence, Inc. Escrow Shares	49,500	—
—*Landco Real Estate LLC.	400	—
—*MAIR Holdings, Inc. Escrow Shares	161,133	—
—*Petrocorp, Inc. Escrow Shares	4,900	294

Total Other		3,929

Telecommunication Services — (0.4%)
*Arbinet Corp.	97,706	205,183
CenturyTel, Inc.	169,131	5,309,022
D&E Communications, Inc.	103,498	1,097,079
*General Communications, Inc. Class A	148,790	1,019,211
*IDT Corp.	8,177	18,807
*IDT Corp. Class B	24,169	62,839
*SureWest Communications	69,718	893,088
*Xeta Corp.	76,949	165,440

Total Telecommunication Services		8,770,669

Utilities — (0.6%)
#*Dynegy, Inc.	592,700	1,191,327
Maine & Maritimes Corp.	5,278	190,008
Middlesex Water Co.	88	1,346
#*Mirant Corp.	374,268	6,759,280
Pennichuck Corp.	1,835	42,113
#*RRI Energy, Inc.	590,531	3,159,341
Unitil Corp.	13,325	275,028

Total Utilities		11,618,443

TOTAL COMMON STOCKS		1,669,263,436

RIGHTS/WARRANTS — (0.0%)
—*German American Bancorp, Inc. Rights	65,434	—
—*Lantronix, Inc. Warrants 2008	259	—
—*Preferred Bank Rights 08/24/09	44,796	15,051

TOTAL RIGHTS/WARRANTS		15,051

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,429,474	$5,429,474

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.0%)
§@DFA Short Term Investment Fund LP	338,881,820	$338,881,820
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $11,920,836 FHLMC, rates ranging from 4.754%(r) to 4.762%(r), maturities ranging from 07/01/33 to 01/01/37 & FNMA 6.068%(r), 07/01/37, valued at $3,181,832) to be repurchased at $3,089,208	$3,089	3,089,157
@Repurchase Agreement, UBS Securities LLC. 0.19%, 08/03/09 (Collateralized by $ $1,320,000 FNMA 6.000%, 02/01/39, valued at $1,231,111) to be repurchased at $1,191,356	1,191	1,191,337

TOTAL SECURITIES LENDING COLLATERAL		343,162,314

TOTAL INVESTMENTS — (100.0%) (Cost $2,106,964,237)##		$2,017,870,275

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$290,971,565	—	—	$290,971,565
Consumer Staples	56,090,892	—	—	56,090,892
Energy	125,159,868	—	—	125,159,868
Financials	433,513,572	$1,174	—	433,514,746
Health Care	123,557,776	—	—	123,557,776
Industrials	240,750,174	—	—	240,750,174
Information Technology	271,953,192	35,905	—	271,989,097
Materials	106,836,277	—	—	106,836,277
Other	—	3,929	—	3,929
Telecommunication Services	8,770,669	—	—	8,770,669
Utilities	11,618,443	—	—	11,618,443
Rights/Warrants	—	15,051	—	15,051
Temporary Cash Investments	5,429,474	—	—	5,429,474
Securities Lending Collateral	—	343,162,314	—	343,162,314

TOTAL	$1,674,651,902	$343,218,373	—	$2,017,870,275

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (81.3%)
Consumer Discretionary — (12.8%)
#*1-800-FLOWERS.COM, Inc.	9,796	$23,510
*4Kids Entertainment, Inc.	1,474	2,580
*99 Cents Only Stores	213,376	3,125,958
*A.C. Moore Arts & Crafts, Inc.	23,100	83,391
#Aaron’s, Inc.	44,124	1,212,086
Aaron’s, Inc. Class A	6,547	144,034
Acme United Corp.	10,049	84,914
*AFC Enterprises, Inc.	39,208	291,315
*Aldila, Inc.	14,202	48,429
*Alloy, Inc.	42,134	270,500
Ambassadors Group, Inc.	27,951	432,961
AMCON Distributing Co.	300	17,580
*American Apparel, Inc.	53,121	203,985
American Greetings Corp. Class A	39,700	626,069
*American Public Education, Inc.	12,087	427,517
#*America’s Car-Mart, Inc.	36,251	792,809
*Amerigon, Inc.	29,910	251,543
Ameristar Casinos, Inc.	21,900	409,311
#*AnnTaylor Stores Corp.	44,200	533,494
Arbitron, Inc.	19,600	319,088
*Arctic Cat, Inc.	30,230	186,217
*Ark Restaurants Corp.	5,861	74,669
#*ArvinMeritor, Inc.	46,429	336,146
*Asbury Automotive Group, Inc.	46,147	645,597
*Atrinsic, Inc.	12,628	13,133
*Audiovox Corp. Class A	20,566	162,266
*Bakers Footwear Group, Inc.	5,859	4,629
*Ballantyne Strong, Inc.	42,200	99,592
#Barnes & Noble, Inc.	1,150	26,484
Barry (R.G.) Corp.	30,258	216,042
*Bassett Furniture Industries, Inc.	12,487	31,218
*Beasley Broadcast Group, Inc.	20,332	59,166
#*Beazer Homes USA, Inc.	4,700	15,134
bebe stores, inc.	101,535	738,159
*Benihana, Inc.	7,494	64,523
*Benihana, Inc. Class A	225	1,804
Big 5 Sporting Goods Corp.	21,009	273,117
#*BJ’s Restaurants, Inc.	58,975	948,318
#*Blue Nile, Inc.	18,348	848,228
*Bluegreen Corp.	36,186	100,235
Blyth, Inc.	17,566	745,325
Bob Evans Farms, Inc.	45,400	1,317,508
#*Bon-Ton Stores, Inc.	34,014	119,049
Books-A-Million, Inc.	28,711	266,151
Bowl America, Inc. Class A	1,400	18,760
#*Boyd Gaming Corp.	30,400	279,376
#*Brookfield Homes Corp.	41,644	234,456
Brown Shoe Company, Inc.	56,218	435,690
#*Brunswick Corp.	27,421	196,883
Buckle, Inc.	43,950	1,359,813
#*Buffalo Wild Wings, Inc.	16,761	676,306
*Build-A-Bear-Workshop, Inc.	47,000	223,250
#*Cabela’s, Inc.	95,125	1,541,976
*Cache, Inc.	26,374	112,617
#*California Coastal Communities, Inc.	3,247	4,416
#*California Pizza Kitchen, Inc.	42,611	703,082
Callaway Golf Co.	96,252	613,125

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Canterbury Park Holding Corp.	7,364	$51,548
#*Capella Education Co.	12,348	794,717
#*Caribou Coffee Co.	23,785	138,191
*Carmike Cinemas, Inc.	49,999	474,991
*Carriage Services, Inc.	56,815	208,511
*Carrols Restaurant Group, Inc.	40,238	272,411
#*Carter’s, Inc.	21,500	609,310
Cato Corp. Class A	68,132	1,355,145
*Cavalier Homes, Inc.	35,863	98,265
*Cavco Industries, Inc.	15,755	539,294
*CEC Entertainment, Inc.	21,400	624,238
*Charlotte Russe Holding, Inc.	49,340	740,593
*Charming Shoppes, Inc.	46,381	224,020
#*Cheesecake Factory, Inc.	68,130	1,319,678
#Cherokee, Inc.	11,439	232,212
#*Chico’s FAS, Inc.	130,600	1,497,982
#*Children’s Place Retail Stores, Inc. (The)	28,465	932,798
Christopher & Banks Corp.	74,634	591,101
*Churchill Downs, Inc.	15,447	579,262
Cinemark Holdings, Inc.	88,690	983,572
#*Citi Trends, Inc.	28,237	824,520
#CKE Restaurants, Inc.	55,681	492,777
#*Coinstar, Inc.	30,098	1,000,157
#*Coldwater Creek, Inc.	139,370	1,022,976
#*Collective Brands, Inc.	91,420	1,455,406
*Collectors Universe, Inc.	11,258	46,045
Columbia Sportswear Co.	400	14,164
#*Conn’s, Inc.	51,157	645,090
#Cooper Tire & Rubber Co.	75,000	1,107,000
*Core-Mark Holding Co., Inc.	28,675	770,210
#*Corinthian Colleges, Inc.	19,493	300,972
CPI Corp.	8,027	147,215
Cracker Barrel Old Country Store, Inc.	20,607	594,718
*Craftmade International, Inc.	11,921	34,809
#*Crocs, Inc.	2,500	8,550
#*Crown Media Holdings, Inc.	159,738	324,268
CSS Industries, Inc.	26,160	606,912
*Culp, Inc.	36,578	241,049
*Cybex International, Inc.	24,957	24,957
#*Deckers Outdoor Corp.	9,001	608,558
*dELiA*s, Inc.	19,220	48,434
*Delta Apparel, Inc.	5,459	46,129
*Destination Maternity Corp.	9,185	209,602
#Dillard’s, Inc. Class A	49,000	519,890
*DineEquity, Inc.	12,770	315,547
*Dixie Group, Inc.	16,773	52,667
*Dolan Media Co.	19,502	265,812
#*Domino’s Pizza, Inc.	50,000	411,000
*Dorman Products, Inc.	17,099	279,911
Dover Downs Gaming & Entertainment, Inc.	24,233	132,555
Dover Motorsports, Inc.	39,253	54,954
#*Dress Barn, Inc. (The)	61,844	964,148
#*Drew Industries, Inc.	37,329	716,344
*DSW, Inc.	18,857	254,381
*Duckwall-ALCO Stores, Inc.	1,500	25,620
*E.W. Scripps Co.	4,390	17,648
Educational Development Corp.	2,007	9,704
*Einstein Noah Restaurant Group, Inc.	27,757	294,779
*Emerson Radio Corp.	12,254	9,068
#*Empire Resorts, Inc.	70,439	135,947
*Entravision Communications Corp.	6,789	3,938

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Escalade, Inc.	1,918	$1,918
#Ethan Allen Interiors, Inc.	21,549	274,319
*Exide Technologies	123,419	601,051
*Famous Dave’s of America, Inc.	18,801	122,771
*Federal-Mogul Corp.	3,700	52,281
*FGX International Holdings, Ltd.	34,841	460,250
Finish Line, Inc. Class A	105,670	919,329
*Fisher Communications, Inc.	23,535	435,633
*Flanigan’s Enterprises, Inc.	1,877	9,667
Flexsteel Industries, Inc.	2,036	16,553
FortuNet, Inc.	30,390	35,860
#*Fossil, Inc.	24,489	645,040
*Franklin Electronic Publishers, Inc.	15,692	34,836
Fred’s, Inc.	101,430	1,367,276
Frisch’s Restaurants, Inc.	1,400	38,850
#*Fuel Systems Solutions, Inc.	33,054	828,994
*Full House Resorts, Inc.	18,326	44,899
*Furniture Brands International, Inc.	22,700	91,027
*Gaiam, Inc.	6,300	31,563
*GameTech International, Inc.	6,739	13,006
*Gaming Partners International Corp.	21,356	151,628
#*Gander Mountain Co.	64,415	379,404
*Gaylord Entertainment Co.	5,600	79,912
#*Genesco, Inc.	39,700	862,284
*G-III Apparel Group, Ltd.	17,550	212,180
*Global Traffic Network, Inc.	9,854	42,077
*Great Wolf Resorts, Inc.	37,001	99,903
*Group 1 Automotive, Inc.	44,524	1,311,677
*Gymboree Corp.	26,480	1,053,374
*Hallwood Group, Inc. (The)	200	2,440
#Harte-Hanks, Inc.	89,795	971,582
*Hastings Entertainment, Inc.	7,100	32,376
#*Haverty Furniture Co., Inc.	41,400	444,636
*Hawk Corp.	21,602	307,828
*Heelys, Inc.	8,026	15,169
*Helen of Troy, Ltd.	82,200	1,787,850
*hhgregg, Inc.	22,577	414,288
#*Hibbett Sporting Goods, Inc.	24,029	442,374
Hillenbrand, Inc.	45,900	831,708
*Hollywood Media Corp.	46,147	73,374
Hooker Furniture Corp.	30,310	416,156
#*Hot Topic, Inc.	117,194	905,910
*HSN, Inc.	3,000	30,390
*Iconix Brand Group, Inc.	80,988	1,418,910
#*Image Entertainment, Inc.	2,484	2,136
*Interval Leisure Group, Inc.	5,588	58,953
#*iRobot Corp.	45,824	513,687
#*Isle of Capri Casinos, Inc.	30,682	364,809
*J. Alexander’s Corp.	18,620	79,507
*Jackson Hewitt Tax Service, Inc.	14,700	88,935
*JAKKS Pacific, Inc.	39,400	454,282
#*Jarden Corp.	86,799	2,139,595
*Jo-Ann Stores, Inc.	58,500	1,363,050
*Johnson Outdoors, Inc.	18,104	118,400
Jones Apparel Group, Inc.	64,500	887,520
#*Jos. A. Bank Clothiers, Inc.	32,097	1,174,429
*Journal Communications, Inc. Class A	17,529	48,731
*K12, Inc.	12,901	242,152
KB HOME	45,618	761,364
*Kenneth Cole Productions, Inc. Class A	23,441	188,231
*Kirkland’s, Inc.	19,100	263,771

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Knology, Inc.	54,014	$464,520
*Kona Grill, Inc.	1,049	3,787
Koss Corp.	4,127	56,127
#*Krispy Kreme Doughnuts, Inc.	120,473	368,647
KSW, Inc.	14,716	42,235
*K-Swiss, Inc. Class A	46,305	501,946
LaCrosse Footwear, Inc.	2,200	23,650
*Lakeland Industries, Inc.	12,538	95,414
*Lakes Entertainment, Inc.	37,594	141,729
*Landry’s Restaurants, Inc.	14,850	133,056
*Lazare Kaplan International, Inc.	22,291	55,728
#*La-Z-Boy, Inc.	18,600	125,922
*LeapFrog Enterprises, Inc.	17,358	49,470
*Learning Tree International, Inc.	34,128	366,193
*Liberty Media Corp. Capital Class A	3,300	48,114
#*Life Time Fitness, Inc.	7,300	185,785
#*Lifetime Brands, Inc.	14,784	61,354
*LIN TV Corp.	5,749	11,268
#*Lincoln Educational Services Corp.	71,771	1,461,258
#*Lithia Motors, Inc. Class A	39,285	471,027
#*Live Nation, Inc.	15,000	87,600
#*Liz Claiborne, Inc.	62,974	198,998
*Lodgenet Entertainment Corp.	18,515	86,280
*Lodgian, Inc.	54,478	69,732
*Luby’s, Inc.	53,540	243,607
#*Lumber Liquidators, Inc.	22,490	369,286
*M/I Homes, Inc.	36,539	479,757
*Mac-Gray Corp.	25,399	312,154
*Maidenform Brands, Inc.	47,875	662,111
Marcus Corp. (The)	24,061	304,131
*Marine Products Corp.	72,295	407,021
*MarineMax, Inc.	47,178	317,508
#*Martha Stewart Living Omnimedia, Inc.	57,962	199,389
Matthews International Corp. Class A	500	15,630
*MAXXAM, Inc.	6,698	58,942
*McCormick & Schmick’s Seafood Restaurants, Inc.	14,613	113,105
*Media General, Inc. Class A	11,418	53,094
*Mediacom Communications Corp.	86,210	412,946
#Men’s Wearhouse, Inc. (The)	68,601	1,482,468
#Meredith Corp.	45,900	1,214,973
#*Meritage Homes Corp.	72,962	1,561,387
*Midas, Inc.	15,286	150,873
*Modine Manufacturing Co.	54,206	414,676
*Monarch Casino & Resort, Inc.	33,683	305,505
#Monro Muffler Brake, Inc.	48,589	1,291,982
#*Morgans Hotel Group Co.	11,887	57,771
*Morton’s Restaurant Group, Inc.	50,897	185,265
*Movado Group, Inc.	23,668	337,979
*Multimedia Games, Inc.	36,340	204,231
*Nathan’s Famous, Inc.	18,511	240,643
#National CineMedia, Inc.	54,561	802,592
National Presto Industries, Inc.	15,120	1,215,043
#*Nautilus Group, Inc.	12,500	26,625
*New Frontier Media, Inc.	52,500	110,250
*New York & Co., Inc.	141,290	508,644
#*New York Times Co. Class A (The)	138,000	1,086,060
*Nobel Learning Communities, Inc.	6,200	73,656
*Nobility Homes, Inc.	5,993	51,690
#Nutri/System, Inc.	27,200	387,056
*O’Charleys, Inc.	6,800	70,652
#*Office Depot, Inc.	3,200	14,560

1000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*OfficeMax, Inc.	35,997	$335,132
*Orbitz Worldwide, Inc.	28,500	74,100
#*Orient-Express Hotels, Ltd.	2,600	23,010
#*Orleans Homebuilders, Inc.	45,151	148,998
*Outdoor Channel Holdings, Inc.	58,559	443,877
#*Overstock.com, Inc.	45,767	602,751
Oxford Industries, Inc.	21,703	297,548
#*P.F. Chang’s China Bistro, Inc.	23,350	791,798
*Pacific Sunwear of California, Inc.	44,300	147,076
#*Palm Harbor Homes, Inc.	45,473	103,224
#*Panera Bread Co.	6,400	351,744
#*Papa John’s International, Inc.	21,500	546,315
#*Peet’s Coffee & Tea, Inc.	35,787	983,069
#*Penske Automotive Group, Inc.	152,209	3,147,682
Pep Boys - Manny, Moe & Jack (The)	59,400	589,842
*Perry Ellis International, Inc.	27,000	208,170
#*PetMed Express, Inc.	35,946	667,158
Phillips-Van Heusen Corp.	47,987	1,697,780
*Pinnacle Entertainment, Inc.	84,817	850,715
#*Playboy Enterprises, Inc. Class A	2,050	6,458
*Playboy Enterprises, Inc. Class B	21,548	51,500
#Polaris Industries, Inc.	17,999	681,622
*Pomeroy IT Solutions, Inc.	11,142	66,629
#Pool Corp.	48,444	1,144,247
#*Pre-Paid Legal Services, Inc.	20,830	1,015,879
PRIMEDIA, Inc.	46,407	106,736
#*Princeton Review, Inc.	67,787	367,406
#*Quiksilver, Inc.	45,600	98,040
#*Raser Technologies, Inc.	66,079	148,017
*RC2 Corp.	26,237	400,639
*RCN Corp.	29,230	212,794
*Reading International, Inc. Class A	5,415	23,772
*Reading International, Inc. Class B	2,340	18,205
*Red Lion Hotels Corp.	48,400	254,584
#*Red Robin Gourmet Burgers, Inc.	39,617	741,630
#Regis Corp.	60,995	833,192
*Rentrak Corp.	31,032	567,886
#*Retail Ventures, Inc.	66,563	221,655
*Rex Stores Corp.	18,425	206,360
*Rick’s Cabaret International, Inc.	6,200	47,306
*Rockford Corp.	4,698	916
#*Rocky Brands, Inc.	14,042	52,798
*Rubio’s Restaurants, Inc.	25,427	153,833
#*Ruby Tuesday, Inc.	24,592	183,948
*Russ Berrie & Co., Inc.	31,520	165,165
*Ruth’s Hospitality Group, Inc.	10,536	41,301
#Ryland Group, Inc.	46,456	927,726
*Saga Communications, Inc.	12,579	68,807
#*Saks, Inc.	26,500	135,680
#*Sally Beauty Holdings, Inc.	222,211	1,551,033
Scholastic Corp.	52,179	1,176,636
*Sealy Corp.	42,626	108,270
Service Corp. International	51,881	327,888
*Shiloh Industries, Inc.	48,604	238,646
*Shoe Carnival, Inc.	27,679	345,988
#*Shuffle Master, Inc.	111,188	800,554
*Shutterfly, Inc.	53,692	862,294
#*Sinclair Broadcast Group, Inc. Class A	4,844	9,058
*Skechers U.S.A., Inc. Class A	35,818	495,363
Skyline Corp.	19,574	475,061
*Smith & Wesson Holding Corp.	61,190	370,811

1001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sonesta International Hotels Corp. Class A	4,500	$42,885
#*Sonic Automotive, Inc.	12,522	154,021
#*Sonic Corp.	34,837	384,252
#Sotheby’s Class A	12,900	194,403
Spartan Motors, Inc.	103,347	723,429
Speedway Motorsports, Inc.	62,516	997,755
*Sport Chalet, Inc. Class A	13,582	21,052
Sport Supply Group, Inc.	33,099	325,032
Stage Stores, Inc.	56,088	699,978
*Stamps.com, Inc.	36,817	317,731
*Standard Motor Products, Inc.	43,400	484,778
#*Standard Pacific Corp.	93,627	322,077
#*Stanley Furniture, Inc.	27,561	303,171
#*Steak n Shake Co. (The)	57,200	584,584
*Stein Mart, Inc.	23,691	261,312
*Steinway Musical Instruments, Inc.	20,794	237,883
*Steven Madden, Ltd.	27,541	882,964
Stewart Enterprises, Inc.	106,400	520,296
*Stoneridge, Inc.	55,363	245,812
*Strattec Security Corp.	5,848	84,796
#Sturm Ruger & Co., Inc.	45,891	572,720
#Superior Industries International, Inc.	58,825	928,258
*Syms Corp.	4,543	31,892
*Systemax, Inc.	66,100	861,283
#*Talbots, Inc.	25,093	125,716
*Tandy Brand Accessories, Inc.	15,855	38,052
*Tandy Leather Factory, Inc.	20,363	53,453
#*Tempur-Pedic International, Inc.	55,300	820,099
#*Tenneco Automotive, Inc.	33,920	548,486
#*Texas Roadhouse, Inc.	62,300	693,399
#Thor Industries, Inc.	56,991	1,362,655
#*Timberland Co. Class A	50,858	693,703
*Town Sports International Holdings, Inc.	42,166	142,099
*Trans World Entertainment Corp.	10,028	11,231
#*True Religion Apparel, Inc.	39,344	879,732
*TRW Automotive Holdings Corp.	18,300	307,989
*Tuesday Morning Corp.	6,500	30,160
*Ulta Salon, Cosmetics & Fragrance, Inc.	19,561	221,626
#*Under Armour, Inc. Class A	37,810	918,405
*Unifi, Inc.	79,437	166,818
Unifirst Corp.	17,268	672,071
*Universal Electronics, Inc.	27,400	578,414
#*Universal Technical Institute, Inc.	34,500	547,515
*Vail Resorts, Inc.	38,800	1,110,068
*Valassis Communications, Inc.	73,609	838,407
Value Line, Inc.	7,725	245,578
*VCG Holding Corp.	4,726	9,547
#*Volcom, Inc.	23,619	286,498
WABCO Holdings, Inc.	4,600	87,446
*Warnaco Group, Inc.	19,941	724,457
*Warner Music Group Corp.	112,899	634,492
*Wells-Gardner Electronics Corp.	24,805	29,766
#*West Marine, Inc.	40,836	363,032
*Wet Seal, Inc. Class A (The)	184,566	609,068
#Weyco Group, Inc.	10,000	237,800
*Williams Controls, Inc.	20,502	123,012
Williams-Sonoma, Inc.	4,900	68,894
*Winmark Corp.	8,216	146,656
#*Winnebago Industries, Inc.	52,134	548,450
#*WMS Industries, Inc.	29,732	1,075,109
Wolverine World Wide, Inc.	39,400	949,540

1002

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
World Wrestling Entertainment, Inc.	25,080	$329,300
*WPT Enterprises, Inc.	13,892	18,754
*Zale Corp.	23,820	141,014
#*Zumiez, Inc.	37,892	361,869

Total Consumer Discretionary		153,864,077

Consumer Staples — (3.6%)
Alico, Inc.	19,143	605,685
*Alliance One International, Inc.	238,598	987,796
#*American Italian Pasta Co.	5,251	165,196
Andersons, Inc. (The)	20,560	662,443
Arden Group, Inc. Class A	800	101,160
B&G Foods, Inc.	98,264	820,504
*Bare Escentuals, Inc.	43,200	382,752
#*Boston Beer Co., Inc. Class A	10,372	323,503
*Bridgford Foods Corp.	1,020	9,058
*Cagle’s, Inc. Class A	700	3,549
#*Calavo Growers, Inc.	34,587	702,116
#Cal-Maine Foods, Inc.	38,982	1,147,240
Casey’s General Stores, Inc.	45,483	1,247,599
CCA Industries, Inc.	11,402	43,214
#*Central European Distribution Corp.	33,287	955,670
#*Central Garden & Pet Co.	42,619	522,509
*Central Garden & Pet Co. Class A	58,002	654,843
#*Chattem, Inc.	18,462	1,157,014
#*Chiquita Brands International, Inc.	48,522	594,394
Coca-Cola Bottling Co.	2,082	117,675
#*Coffee Holding Co., Inc.	12,389	44,724
*Craft Brewers Alliance, Inc.	4,328	8,180
*Cuisine Solutions, Inc.	16,300	18,908
*Darling International, Inc.	110,020	776,741
Diamond Foods, Inc.	52,904	1,491,893
*Diedrich Coffee, Inc.	3,601	85,596
*Elizabeth Arden, Inc.	29,677	284,899
Farmer Brothers Co.	46,843	1,053,031
Golden Enterprises, Inc.	675	1,688
#*Great Atlantic & Pacific Tea, Inc.	47,500	274,075
#*Green Mountain Coffee, Inc.	7,500	528,300
Griffin Land & Nurseries, Inc. Class A	2,100	64,386
#*Hain Celestial Group, Inc.	48,021	797,629
*HQ Sustainable Maritime Industries, Inc.	34,371	294,559
Imperial Sugar Co.	34,228	454,890
Ingles Market, Inc. Class A	18,071	301,966
Inter Parfums, Inc.	69,861	713,979
J & J Snack Foods Corp.	37,007	1,603,883
Lancaster Colony Corp.	17,564	799,865
Lance, Inc.	32,111	813,693
#*Lifeway Foods, Inc.	39,229	511,546
#Mannatech, Inc.	49,323	173,124
*Medifast, Inc.	43,988	657,621
*MGP Ingredients, Inc.	8,180	23,722
*Monterey Pasta Co.	30,560	46,757
#Nash-Finch Co.	18,700	574,090
#*National Beverage Corp.	129,659	1,383,462
*Natural Alternatives International, Inc.	19,771	127,622
*NBTY, Inc.	77,011	2,787,798
#Nu Skin Enterprises, Inc. Class A	41,261	743,111
*Nutraceutical International Corp.	29,569	368,134
Oil-Dri Corp. of America	9,430	148,523
*Omega Protein Corp.	48,685	187,924
*Orchids Paper Products Co.	700	15,995

1003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Overhill Farms, Inc.	24,686	$141,204
*Pantry, Inc.	32,035	562,214
#*Parlux Fragrances, Inc.	46,695	84,985
*Physicians Formula Holdings, Inc.	35,889	58,140
*Prestige Brands Holdings, Inc.	114,438	747,280
*PriceSmart, Inc.	36,982	603,176
Reliv’ International, Inc.	27,782	88,902
*Revlon, Inc.	34,106	206,682
Rocky Mountain Chocolate Factory, Inc.	16,777	136,061
#Sanderson Farms, Inc.	26,178	1,064,921
*Sanfilippo (John B.) & Son, Inc.	16,727	145,525
*Schiff Nutrition International, Inc.	21,253	120,505
*Seneca Foods Corp. Class A	300	7,683
*Seneca Foods Corp. Class B	700	17,843
*Smart Balance, Inc.	62,794	384,927
Spartan Stores, Inc.	54,941	708,189
#*Star Scientific, Inc.	92,863	95,649
Stephan Co. (The)	900	2,205
*Susser Holdings Corp.	32,968	388,033
Tasty Baking Co.	10,569	76,308
*Tofutti Brands, Inc.	7,749	10,849
#*TreeHouse Foods, Inc.	53,953	1,750,775
#*United Natural Foods, Inc.	38,800	1,048,764
United-Guardian, Inc.	13,962	131,243
Universal Corp.	24,430	930,050
#*USANA Health Services, Inc.	8,667	289,044
#Vector Group, Ltd.	41,206	612,321
Village Super Market, Inc.	10,186	296,718
WD-40 Co.	13,992	422,978
Weis Markets, Inc.	39,350	1,301,304
#*Winn-Dixie Stores, Inc.	56,889	806,117
*Zapata Corp.	8,656	65,439

Total Consumer Staples		42,672,268

Energy — (3.1%)
*Adams Resources & Energy, Inc.	6,697	104,808
#*Allis-Chalmers Energy, Inc.	39,706	91,324
#Alon USA Energy, Inc.	56,219	563,877
*Approach Resources, Inc.	13,428	94,130
*Arena Resources, Inc.	12,549	409,474
#*Atlas America, Inc.	35,958	723,115
#*ATP Oil & Gas Corp.	26,100	202,275
#*Atwood Oceanics, Inc.	33,556	967,755
*Barnwell Industries, Inc.	6,685	26,072
*Basic Energy Services, Inc.	24,571	165,854
#Berry Petroleum Corp. Class A	45,000	1,067,400
*Bill Barrett Corp.	25,076	792,151
#*Bolt Technology Corp.	22,346	252,510
*Boots & Coots, Inc.	185,105	238,785
*BPZ Resources, Inc.	55,353	398,542
*Brigham Exploration Co.	31,240	152,451
#*Bristow Group, Inc.	42,262	1,398,872
#*Bronco Drilling Co., Inc.	46,609	195,758
*Cal Dive International, Inc.	82,437	736,162
*Callon Petroleum Co.	12,965	21,781
#CARBO Ceramics, Inc.	18,000	750,420
#*Carrizo Oil & Gas, Inc.	36,507	693,633
*Cheniere Energy, Inc.	106,890	317,463
*Clayton Williams Energy, Inc.	20,325	391,866
*Clean Energy Fuels Corp.	23,500	217,140
#*Contango Oil & Gas Co.	25,993	1,205,815

1004

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*CREDO Petroleum Corp.	25,703	$325,400
*CVR Energy, Inc.	28,200	240,828
*Dawson Geophysical Co.	18,351	558,054
Delek US Holdings, Inc.	64,900	552,948
*Double Eagle Petroleum Co.	20,947	86,511
*ENGlobal Corp.	53,023	257,162
*Evolution Petroleum Corp.	86,542	259,626
*FieldPoint Petroleum Corp.	25,591	47,087
#Foundation Coal Holdings, Inc.	18,304	657,663
#*FX Energy, Inc.	48,556	193,738
General Maritime Corp.	52,025	433,368
*Geokinetics, Inc.	27,788	404,038
*GeoPetro Resources Co.	16,500	9,240
#*GeoResources, Inc.	27,769	290,741
*Global Industries, Ltd.	44,300	302,569
#*Goodrich Petroleum Corp.	10,600	271,890
*Greenhunter Energy, Inc.	330	574
Gulf Island Fabrication, Inc.	32,281	468,075
#*Gulfmark Offshore, Inc.	35,900	1,148,800
*Gulfport Energy Corp.	57,658	401,876
*Harvest Natural Resources, Inc.	95,629	618,720
*Helix Energy Solutions Group, Inc.	14,400	151,056
*HKN, Inc.	24,817	60,057
Holly Corp.	7,800	165,906
*Hornbeck Offshore Services, Inc.	28,100	612,018
*International Coal Group, Inc.	3,800	11,780
#*ION Geophysical Corp.	11,600	31,204
*James River Coal Co.	25,736	477,918
Lufkin Industries, Inc.	18,431	836,767
#*Mariner Energy, Inc.	95,678	1,147,179
#*Matrix Service Co.	52,143	528,209
*Mexco Energy Corp.	3,700	47,175
*Mitcham Industries, Inc.	27,841	124,171
*NATCO Group, Inc. Class A	26,200	944,772
*Natural Gas Services Group, Inc.	21,600	297,864
*Newpark Resources, Inc.	177,548	466,951
*Northern Oil & Gas, Inc.	42,860	282,447
#*Oil States International, Inc.	16,259	440,944
*OMNI Energy Services Corp.	27,244	55,850
Overseas Shipholding Group, Inc.	11,700	401,895
#*OYO Geospace Corp.	12,444	297,163
Panhandle Royalty Co.	12,179	307,033
*Parallel Petroleum Corp.	34,185	68,370
*Parker Drilling Co.	116,729	539,288
Penn Virginia Corp.	9,106	174,926
*Petroleum Development Corp.	23,784	400,523
#*PetroQuest Energy, Inc.	69,593	233,137
*PHI, Inc. Non-Voting	27,777	606,650
*PHI, Inc. Voting	200	4,169
*Pioneer Drilling Co.	84,431	369,808
#*Pyramid Oil Co.	12,068	62,874
*Rex Energy Corp.	1,700	10,064
*Rosetta Resources, Inc.	71,569	742,171
#*Royale Energy, Inc.	23,015	49,482
RPC, Inc.	112,131	921,717
Southern Union Co.	1	10
#*Superior Well Services, Inc.	21,338	139,337
*Swift Energy Corp.	30,300	596,910
*T-3 Energy Services, Inc.	8,517	115,405
*TETRA Technologies, Inc.	34,746	267,892
*TGC Industries, Inc.	48,966	223,285

1005

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Toreador Resources Corp.	50,887	$349,594
#*Trico Marine Services, Inc.	3,511	15,448
#*Tri-Valley Corp.	55,388	54,834
*Union Drilling, Inc.	26,183	187,208
*Unit Corp.	10,837	343,425
#*USEC, Inc.	157,383	609,072
*VAALCO Energy, Inc.	96,782	428,744
*Venoco, Inc.	22,303	197,159
#*Western Refining, Inc.	94,601	615,853
*Westmoreland Coal Co.	18,417	145,310
*Willbros Group, Inc.	6,196	85,443
#World Fuel Services Corp.	38,085	1,670,408

Total Energy		37,625,216

Financials — (13.0%)
1st Source Corp.	59,836	987,892
21st Century Holding Co.	20,468	79,416
*Abigail Adams National Bancorp, Inc.	1,600	4,080
Abington Bancorp, Inc.	74,472	609,181
Access National Corp.	2,900	18,444
Advance America Cash Advance Centers, Inc.	71,851	396,618
*Affirmative Insurance Holdings, Inc.	34,057	132,822
Alliance Bancorp, Inc. of Pennsylvania	1,300	11,310
Alliance Financial Corp.	300	8,517
#*American Equity Investment Life Holding Co.	106,063	767,896
*American Independence Corp.	4,724	21,730
American Physicians Capital, Inc.	18,700	831,963
American River Bankshares	8,043	72,387
*American Safety Insurance Holdings, Ltd.	8,100	133,083
#*AmeriCredit Corp.	170,800	2,679,852
Ameris Bancorp.	26,469	171,519
*Amerisafe, Inc.	53,763	894,079
*AmeriServe Financial, Inc.	65,891	115,968
AmTrust Financial Services, Inc.	58,204	711,253
*Appalachian Bancshares, Inc.	7,350	6,174
*Argo Group International Holdings, Ltd.	23,263	781,637
#Arrow Financial Corp.	30,072	842,918
#*Asset Acceptance Capital Corp.	59,254	458,626
#Assured Guaranty, Ltd.	114,200	1,595,374
#ASTA Funding, Inc.	9,400	60,254
*Atlantic American Corp.	4,900	3,751
Atlantic Coast Federal Corp.	24,796	46,616
*Atlantic Southern Financial Group, Inc.	1,100	4,631
Auburn National Bancorporation, Inc.	300	7,365
#*Avatar Holdings, Inc.	17,168	368,254
#*B of I Holding, Inc.	23,007	162,199
Baldwin & Lyons, Inc. Class A	550	12,100
Baldwin & Lyons, Inc. Class B	12,275	265,999
BancFirst Corp.	33,575	1,202,992
Bancorp Rhode Island, Inc.	1,700	37,570
*Bancorp, Inc. (The)	20,421	146,827
#BancorpSouth, Inc.	3,847	86,558
#BancTrust Financial Group, Inc.	27,520	76,230
Bank Mutual Corp.	122,917	1,209,503
Bank of Commerce Holdings	1,200	5,604
*Bank of Florida Corp.	26,017	88,198
*Bank of Granite Corp.	34,317	77,213
Bank of the Ozarks, Inc.	20,934	529,212
#*BankAtlantic Bancorp, Inc.	6,811	28,606
BankFinancial Corp.	61,900	659,235
#Banner Corp.	23,403	93,846

1006

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bar Harbor Bankshares	3,100	$109,430
#BCB Bancorp, Inc.	300	2,607
*Beach First National Bancshares, Inc.	7,905	15,731
*Beneficial Mutual Bancorp, Inc.	82,583	737,466
*Berkshire Bancorp, Inc.	350	2,870
Berkshire Hills Bancorp, Inc.	31,248	714,329
BGC Partners, Inc. Class A	26,000	118,820
Boston Private Financial Holdings, Inc.	71,100	325,638
*Bridge Capital Holdings	1,044	6,421
*Broadpoint Gleacher Securities, Inc.	128,624	801,328
#Brookline Bancorp, Inc.	111,199	1,295,468
Brooklyn Federal Bancorp, Inc.	8,779	109,474
Bryn Mawr Bank Corp.	7,159	131,224
C&F Financial Corp.	200	3,750
Cadence Financial Corp.	36,655	54,983
California First National Bancorp.	2,900	33,959
Camco Financial Corp.	1,385	2,909
Camden National Corp.	15,940	535,106
Capital Bank Corp.	3,409	18,170
#Capital City Bank Group, Inc.	42,610	680,056
—*Capital Properties, Inc. Class B	550	—
Capital Southwest Corp.	12,550	1,029,979
#*Capitol Bancorp, Ltd.	34,772	152,997
Cardinal Financial Corp.	63,730	496,457
*Cardtronics, Inc.	9,360	39,406
Carver Bancorp, Inc.	900	5,400
Cascade Financial Corp.	14,690	24,826
Cash America International, Inc.	24,852	664,294
#Cathay General Bancorp.	63,406	578,263
Center Bancorp, Inc.	36,807	331,631
*Center Financial Corp.	40,390	132,883
#Centerstate Banks, Inc.	900	6,291
Central Bancorp, Inc.	300	2,400
*Central Jersey Bancorp.	13,533	77,003
*Central Pacific Financial Corp.	38,999	84,628
Centrue Financial Corp.	1,000	5,500
Century Bancorp, Inc. Class A	1,160	25,044
CFS Bancorp, Inc.	7,141	27,921
#Chemical Financial Corp.	33,257	722,675
*Chicopee Bancorp, Inc.	600	7,836
Citizens Community Bancorp, Inc.	17,882	104,073
#Citizens Holding Co.	300	8,649
Citizens South Banking Corp.	2,100	10,826
#*Citizens, Inc.	132,377	929,287
City Holding Co.	21,159	681,743
CKX Lands, Inc.	400	4,708
Clifton Savings Bancorp, Inc.	64,153	692,211
*CNA Surety Corp.	67,359	1,058,883
#CNB Financial Corp.	3,500	61,950
CoBiz Financial, Inc.	37,999	171,375
Codorus Valley Bancorp, Inc.	630	4,202
#Cohen & Steers, Inc.	25,735	470,178
Colony Bankcorp, Inc.	3,600	27,000
Columbia Banking System, Inc.	34,028	413,100
Comm Bancorp, Inc.	762	29,207
Commercial National Financial Corp.	700	12,341
Commonwealth Bankshares, Inc.	2,000	12,460
#Community Bank System, Inc.	42,000	761,460
Community Trust Bancorp, Inc.	31,890	865,814
*Community West Bancshares	2,300	5,888
Compass Diversified Holdings	62,310	560,790

1007

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*CompuCredit Holdings Corp.	82,261	$245,960
Consolidated-Tokoma Land Co.	11,516	429,316
*Cowen Group, Inc.	17,600	129,536
*Cowlitz Bancorporation	300	558
*Crawford & Co. Class A	7,900	28,361
*Crawford & Co. Class B	800	3,880
*Credit Acceptance Corp.	3,898	103,258
*Crescent Financial Corp.	26,020	105,381
CVB Financial Corp.	84,836	639,663
Danvers Bancorp, Inc.	20,479	257,011
*Dearborn Bancorp, Inc.	14,046	22,474
Delphi Financial Group, Inc. Class A	53,271	1,269,448
*Diamond Hill Investment Group, Inc.	6,096	345,277
Dime Community Bancshares	39,812	479,336
#*Dollar Financial Corp.	41,200	646,840
Donegal Group, Inc. Class A	61,825	973,744
Donegal Group, Inc. Class B	870	12,458
#*Doral Financial Corp.	4,700	10,199
Duff & Phelps Corp.	13,007	235,817
East West Bancorp, Inc.	71,475	631,839
Eastern Insurance Holdings, Inc.	28,044	267,540
Eastern Virginia Bankshares, Inc.	300	2,622
ECB Bancorp, Inc.	100	1,624
*eHealth, Inc.	23,235	377,336
EMC Insurance Group, Inc.	20,428	494,153
Employers Holdings, Inc.	49,145	684,098
*Encore Bancshares, Inc.	8,419	68,026
*Encore Capital Group, Inc.	54,610	674,980
*Enstar Group, Ltd.	10,900	652,365
#Enterprise Bancorp, Inc.	600	8,694
Enterprise Financial Services Corp.	29,442	317,679
ESB Financial Corp.	2,937	43,556
ESSA Bancorp, Inc.	49,681	669,203
Evans Bancorp, Inc.	300	4,089
Evercore Partners, Inc. Class A	12,720	250,202
*EZCORP, Inc. Class A	3,000	37,950
#F.N.B. Corp.	94,021	729,603
Farmers Capital Bank Corp.	3,001	61,881
FBL Financial Group, Inc. Class A	26,400	258,984
Federal Agriculture Mortgage Corp. Class A	300	1,200
#Federal Agriculture Mortgage Corp. Class C	26,632	164,586
Fidelity Bancorp, Inc.	692	4,692
*Fidelity Southern Corp.	20,292	50,730
#Financial Federal Corp.	26,840	544,315
Financial Institutions, Inc.	4,473	66,021
*First Acceptance Corp.	133,780	350,504
First Bancorp. (318672102)	97,800	303,180
First Bancorp. (318910106)	45,911	836,039
First Bancorp, Inc.	1,100	21,527
*First Bancshares, Inc. (318687100)	400	3,642
*First Bancshares, Inc. (318916103)	300	2,124
#First Busey Corp.	61,593	384,956
First Business Financial Services, Inc.	700	6,759
*First Cash Financial Services, Inc.	55,738	1,047,874
First Commonwealth Financial Corp.	116,633	777,942
First Community Bancshares, Inc.	19,945	271,252
First Defiance Financial Corp.	19,117	291,152
First Federal Bancshares of Arkansas, Inc.	3,700	13,783
*First Federal of Northern Michigan Bancorp, Inc.	2,200	4,345
First Financial Bancorp.	76,174	658,143
#First Financial Bankshares, Inc.	15,676	825,655

1008

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Financial Corp.	34,653	$1,125,876
First Financial Holdings, Inc.	14,986	214,600
First Financial Northwest, Inc.	31,939	247,847
First Financial Service Corp.	1,790	30,412
*First Keystone Financial, Inc.	200	1,800
First Merchants Corp.	27,942	221,021
First Mercury Financial Corp.	44,151	637,982
#First Midwest Bancorp, Inc.	21,359	178,561
First PacTrust Bancorp, Inc.	1,116	8,928
First Place Financial Corp.	30,903	85,601
First Security Group, Inc.	17,578	67,675
#First South Bancorp, Inc.	25,733	331,956
First United Corp.	1,400	16,100
First West Virginia Bancorp, Inc.	416	4,470
Firstbank Corp.	2,059	14,463
*FirstCity Financial Corp.	11,321	62,605
Flagstone Reinsurance Holdings, Ltd.	43,392	438,259
Flushing Financial Corp.	45,753	485,439
FNB United Corp.	24,577	45,959
*Forest City Enterprises, Inc. Class A	9,900	70,686
*Forestar Group, Inc.	510	6,640
*Fox Chase Bancorp, Inc.	1,900	18,753
*FPIC Insurance Group, Inc.	15,502	532,494
*GAINSCO, Inc.	9,382	121,028
GAMCO Investors, Inc.	5,308	242,310
#German American Bancorp, Inc.	31,480	566,325
GFI Group, Inc.	42,313	272,919
Glacier Bancorp, Inc.	22,679	353,112
#Great Southern Bancorp, Inc.	21,740	456,540
#*Greene Bancshares, Inc.	21,152	125,854
*Greenlight Capital Re, Ltd. Class A	30,297	555,344
GS Financial Corp.	500	7,613
*Guaranty Bancorp.	63,492	113,651
*Guaranty Federal Bancshares, Inc.	3,366	22,603
*Hallmark Financial Services, Inc.	57,613	377,941
Hampden Bancorp, Inc.	6,711	71,472
#Hampton Roads Bankshares, Inc.	17,807	91,706
#Hancock Holding Co.	31,246	1,262,026
Harleysville Group, Inc.	29,969	929,638
Harleysville National Corp.	121,705	666,943
*Harrington West Financial Group, Inc.	1,200	1,320
*Harris & Harris Group, Inc.	30,932	200,439
#Heartland Financial USA, Inc.	42,763	720,129
*Heritage Commerce Corp.	22,399	91,164
*Heritage Financial Corp.	12,199	156,757
Heritage Financial Group	27,550	258,144
HF Financial Corp.	1,457	17,338
*HFF, Inc.	9,768	45,226
*Hilltop Holdings, Inc.	86,300	1,035,600
Hingham Institution for Savings	559	18,922
*HMN Financial, Inc.	4,571	18,513
Home Bancshares, Inc.	51,574	1,122,250
Home Federal Bancorp, Inc.	48,058	547,381
HopFed Bancorp, Inc.	4,337	49,529
Horace Mann Educators Corp.	38,700	439,245
Horizon Bancorp.	300	4,869
#*Horizon Financial Corp.	6,397	7,996
IBERIABANK Corp.	24,447	1,145,097
*Independence Holding Co.	37,397	248,690
#Independent Bank Corp. (453836108)	41,660	888,608
Independent Bank Corp. (453838104)	20,168	35,294

1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Indiana Community Bancorp.	900	$9,315
Infinity Property & Casualty Corp.	17,500	726,950
*International Assets Holding Corp.	12,494	222,393
International Bancshares Corp.	53,369	703,403
*Intervest Bancshares Corp.	3,827	12,208
*Investment Technology Group, Inc.	37,660	841,701
*Investors Bancorp, Inc.	129,914	1,284,849
Investors Title Co.	829	25,798
JMP Group, Inc.	16,258	144,208
#Jones Lang LaSalle, Inc.	30,623	1,162,449
#*KBW, Inc.	34,248	999,699
Kearny Financial Corp.	80,210	905,571
#Kentucky First Federal Bancorp.	3,200	44,448
#K-Fed Bancorp.	38,167	357,625
*Knight Capital Group, Inc.	20,277	376,544
#*LaBranche & Co., Inc.	5,300	20,087
Lakeland Bancorp, Inc.	34,946	315,912
Lakeland Financial Corp.	30,880	604,630
Landmark Bancorp, Inc.	1,929	30,382
Legacy Bancorp, Inc.	26,106	347,471
Life Partners Holdings, Inc.	16,661	359,544
LNB Bancorp, Inc.	15,912	120,295
*Louisiana Bancorp, Inc.	8,396	113,346
LSB Corp.	2,084	22,486
#*Macatawa Bank Corp.	26,290	72,560
*Magyar Bancorp, Inc.	1,700	6,800
MainSource Financial Group, Inc.	60,217	404,056
*Market Leader, Inc.	69,535	133,507
*MarketAxess Holdings, Inc.	52,349	547,571
*Marlin Business Services, Inc.	9,786	65,958
#*Maui Land & Pineapple Co., Inc.	25,904	189,099
Mayflower Bancorp, Inc.	100	749
#MB Financial, Inc.	47,614	654,693
#*MBIA, Inc.	37,270	156,161
MBT Financial Corp.	37,831	79,823
*MCG Capital Corp.	28,799	98,781
Meadowbrook Insurance Group, Inc.	96,200	760,942
Medallion Financial Corp.	35,164	276,037
#*Mercantile Bancorp, Inc.	550	2,420
Mercantile Bank Corp.	5,012	19,747
Mercer Insurance Group, Inc.	13,959	254,752
Merchants Bancshares, Inc.	11,342	281,168
*Meridian Interstate Bancorp, Inc.	25,652	236,511
Meta Financial Group, Inc.	2,200	48,884
*Metro BanCorp, Inc.	7,046	128,167
MetroCorp Bancshares, Inc.	5,176	20,083
*MF Global, Ltd.	108,190	690,252
MicroFinancial, Inc.	13,400	45,024
Mid Penn Bancorp, Inc.	531	8,310
#MidSouth Bancorp, Inc.	9,993	167,882
Monroe Bancorp.	400	2,970
Montpelier Re Holdings, Ltd.	5,700	89,376
MutualFirst Financial, Inc.	3,158	24,538
*Nara Bancorp, Inc.	29,135	171,897
*National Financial Partners Corp.	32,200	241,500
National Interstate Corp.	23,299	419,848
National Penn Bancshares, Inc.	84,015	418,395
National Security Group, Inc.	1,000	8,500
*National Western Life Insurance Co. Class A	1,900	252,928
*Navigators Group, Inc.	17,941	884,671
#NBT Bancorp, Inc.	32,298	740,916

1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Nelnet, Inc. Class A	55,734	$796,439
*Neostem, Inc.	2,912	5,096
*New Century Bancorp, Inc.	1,300	8,080
New England Bancshares, Inc.	19,897	122,168
New Hampshire Thrift Bancshares, Inc.	2,320	23,223
New Westfield Financial, Inc.	99,890	970,931
*NewBridge Bancorp.	9,372	18,650
*Newport Bancorp, Inc.	700	8,344
#*NewStar Financial, Inc.	67,823	182,444
North Central Bancshares, Inc.	400	5,680
*North Valley Bancorp.	6,898	30,179
Northeast Community Bancorp, Inc.	35,408	270,517
Northfield Bancorp, Inc.	44,231	529,445
Northrim Bancorp, Inc.	5,998	88,171
Northwest Bancorp, Inc.	48,750	998,888
Norwood Financial Corp.	515	16,665
NYMAGIC, Inc.	11,000	190,190
OceanFirst Financial Corp.	29,249	355,960
*Ocwen Financial Corp.	81,200	1,157,100
#Ohio Valley Banc Corp.	600	17,676
#Old National Bancorp.	86,776	980,569
#Old Second Bancorp, Inc.	24,359	123,257
OneBeacon Insurance Group, Ltd.	11,250	127,125
optionsXpress Holding, Inc.	53,000	957,710
Oriental Financial Group, Inc.	10,800	152,388
*Oritani Financial Corp.	37,779	516,061
Osage Bancshares, Inc.	600	5,250
#*PAB Bankshares, Inc.	246	1,027
Pacific Capital Bancorp.	37,590	79,691
Pacific Continental Corp.	15,475	164,499
*Pacific Mercantile Bancorp.	17,834	57,961
*Pacific Premier Bancorp, Inc.	3,109	13,524
#PacWest Bancorp.	24,201	389,152
Pamrapo Bancorp, Inc.	504	4,410
*Park Bancorp, Inc.	200	1,492
#Park National Corp.	13,590	866,363
Parkvale Financial Corp.	1,380	12,006
Patriot National Bancorp.	3,200	9,600
Peapack-Gladstone Financial Corp.	13,603	258,724
Penns Woods Bancorp, Inc.	2,700	91,341
#*Penson Worldwide, Inc.	55,156	643,671
Peoples Bancorp, Inc.	26,028	476,573
#*PHH Corp.	80,981	1,484,382
*PICO Holdings, Inc.	25,600	776,448
*Pinnacle Financial Partners, Inc.	52,699	822,104
*Piper Jaffray Companies, Inc.	16,400	752,104
*PMA Capital Corp. Class A	70,952	411,522
Porter Bancorp, Inc.	1,409	23,643
#*Portfolio Recovery Associates, Inc.	16,000	738,400
*Preferred Bank	21,837	83,854
Premier Financial Bancorp, Inc.	900	5,382
#Presidential Life Corp.	26,736	239,020
Princeton National Bancorp, Inc.	2,000	33,000
PrivateBancorp, Inc.	30,386	754,484
Protective Life Corp.	2,800	41,860
Providence Community Bancshares, Inc.	300	981
Provident Financial Holdings, Inc.	6,150	46,740
Provident Financial Services, Inc.	91,753	1,086,356
Provident New York Bancorp.	80,451	780,375
Prudential Bancorp, Inc. of Pennsylvania	1,700	20,315
Pulaski Financial Corp.	6,987	54,079

1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
QC Holdings, Inc.	34,483	$183,450
Radian Group, Inc.	88,300	294,039
*Rainier Pacific Financial Group, Inc.	1,184	1,302
#Renasant Corp.	46,807	696,956
Republic Bancorp, Inc. Class A	30,743	741,214
*Republic First Bancorp, Inc.	10,130	71,619
Resource America, Inc.	40,594	243,970
#*Riskmetrics Group, Inc.	37,500	684,000
*Riverview Bancorp, Inc.	17,427	59,426
RLI Corp.	17,700	878,097
Rockville Financial, Inc.	59,873	744,820
Roma Financial Corp.	53,566	689,930
Rome Bancorp, Inc.	24,972	218,755
*Royal Bancshares of Pennsylvania, Inc. Class A	1,200	2,448
S&T Bancorp, Inc.	28,699	393,463
S.Y. Bancorp, Inc.	21,494	528,323
Safety Insurance Group, Inc.	40,749	1,314,563
Salisbury Bancorp, Inc.	200	5,300
Sanders Morris Harris Group, Inc.	47,751	278,388
#Sandy Spring Bancorp, Inc.	37,668	610,222
Savannah Bancorp, Inc. (The)	300	2,238
SCBT Financial Corp.	20,569	528,418
*Seabright Insurance Holdings	56,374	547,955
#Seacoast Banking Corp. of Florida	37,429	80,847
*Security National Financial Corp. Class A	2,251	5,718
Selective Insurance Group, Inc.	42,400	633,456
Shore Bancshares, Inc.	7,469	145,944
*SI Financial Group, Inc.	39,659	182,431
*Siebert Financial Corp.	7,500	15,375
#Sierra Bancorp.	22,744	315,459
#*Signature Bank	35,120	1,035,338
#Simmons First National Corp. Class A	37,550	1,125,749
Smithtown Bancorp, Inc.	28,292	327,056
Somerset Hills Bancorp.	15,789	124,733
South Financial Group, Inc.	23,857	38,410
*Southcoast Financial Corp.	2,027	10,520
*Southern Community Financial Corp.	47,441	141,374
*Southern Connecticut Bancorp, Inc.	100	545
*Southern First Bancshares, Inc.	2,130	16,678
Southern Missouri Bancorp, Inc.	400	4,524
#Southside Bancshares, Inc.	41,176	932,225
Southwest Bancorp, Inc.	32,456	326,832
*Southwest Georgia Financial Corp.	1,320	8,910
*Specialty Underwriters’ Alliance, Inc.	2,200	14,586
State Auto Financial Corp.	54,241	937,827
State Bancorp, Inc.	45,423	400,631
StellarOne Corp.	41,783	615,881
Sterling Bancorp.	40,816	329,385
Sterling Bancshares, Inc.	107,285	865,790
*Sterling Financial Corp.	15,874	44,288
*Stewart Information Services Corp.	32,000	440,640
*Stifel Financial Corp.	27,397	1,367,932
#*Stratus Properties, Inc.	14,087	75,788
Student Loan Corp.	5,100	229,245
#Suffolk Bancorp.	26,336	776,912
*Sun American Bancorp.	700	203
*Sun Bancorp, Inc.	45,930	205,307
*Superior Bancorp.	462	1,280
Susquehanna Bancshares, Inc.	74,470	391,712
SWS Group, Inc.	53,865	741,182
*Taylor Capital Group, Inc.	14,665	100,015

1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Teche Holding Co.	1,200	$41,100
*Tejon Ranch Co.	16,539	437,291
*Tennessee Commerce Bancorp, Inc.	13,817	65,631
—Teton Advisors, Inc.	91	—
#*Texas Capital Bancshares, Inc.	28,500	473,385
TF Financial Corp.	800	14,040
Thomas Properties Group, Inc.	51,516	71,092
*Thomas Weisel Partners Group, Inc.	37,790	160,608
#*TIB Financial Corp.	7,544	15,767
*Tidelands Bancshares, Inc.	800	2,720
*TierOne Corp.	8,542	19,732
Timberland Bancorp, Inc.	8,451	43,776
Tompkins Financial Corp.	23,055	1,025,486
#Tower Group, Inc.	28,910	721,883
#TowneBank	22,772	301,957
#*Tradestation Group, Inc.	90,590	678,519
*Tree.com, Inc.	4,479	44,700
TriCo Bancshares	35,470	589,866
#TrustCo Bank Corp.	43,390	272,923
#Trustmark Corp.	81,319	1,618,248
#UCBH Holdings, Inc.	58,000	70,180
Umpqua Holdings Corp.	94,123	912,993
Unico American Corp.	4,300	35,970
Union Bankshares Corp.	30,659	475,828
*United America Indemnity, Ltd.	20,164	109,087
#United Bankshares, Inc.	38,407	778,126
#*United Community Banks, Inc.	33,604	226,155
*United Community Financial Corp.	16,258	22,273
United Financial Bancorp, Inc.	51,600	685,248
#United Fire & Casualty Co.	35,210	591,880
*United PanAm Financial Corp.	16,268	54,498
#*United Security Bancshares	37,849	174,105
United Western Bancorp, Inc.	10,535	84,069
Unitrin, Inc.	82,180	1,083,954
*Unity Bancorp, Inc.	3,604	14,596
#Universal Insurance Holdings, Inc.	82,011	410,055
Univest Corp. of Pennsylvania	32,737	846,906
ViewPoint Financial Group	71,489	938,651
#*Virginia Commerce Bancorp, Inc.	33,387	106,838
*Virtus Investment Partners, Inc.	223	3,535
Washington Banking Co.	21,136	190,647
Washington Federal, Inc.	42,274	588,877
Washington Trust Bancorp, Inc.	25,820	468,891
*Waterstone Financial, Inc.	85,165	442,858
Webster Financial Corp.	57,900	654,849
Wesbanco, Inc.	77,292	1,288,458
West Bancorporation	41,303	244,514
*Western Alliance Bancorp.	50,400	349,272
Westwood Holdings Group, Inc.	18,239	712,051
*White River Capital, Inc.	300	3,660
#Whitney Holding Corp.	91,615	802,547
Wilber Corp. (The)	1,000	11,400
Wilmington Trust Corp.	17,250	198,203
Wilshire Bancorp, Inc.	62,113	457,152
*Wilshire Enterprises, Inc.	10,400	17,056
*Wintrust Financial Corp.	30,835	806,335
#*World Acceptance Corp.	31,970	758,328
WSB Holdings, Inc.	800	1,832
WVS Financial Corp.	500	7,800
Yadkin Valley Financial Corp.	29,368	202,052
Zenith National Insurance Corp.	50,154	1,197,176

1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*ZipRealty, Inc.	36,037	$112,075

Total Financials		156,159,252

Health Care — (11.6%)
*A.D.A.M., Inc.	24,309	70,496
#*Abaxis, Inc.	19,205	514,118
*ABIOMED, Inc.	61,657	465,510
*Acadia Pharmaceuticals, Inc.	32,686	133,032
*Accelrys, Inc.	63,436	380,616
#*Accuray, Inc.	72,803	510,349
#*Acorda Therapeutics, Inc.	24,217	611,721
*Adolor Corp.	128,318	228,406
*Affymax, Inc.	33,073	632,025
*Affymetrix, Inc.	18,000	159,120
*Air Methods Corp.	29,001	852,919
*Akorn, Inc.	15,700	21,195
*Albany Molecular Research, Inc.	67,043	638,920
*Alexza Pharmaceuticals, Inc.	44,146	116,545
#*Align Technology, Inc.	60,520	660,273
*Alkermes, Inc.	53,626	553,420
*Alliance HealthCare Services, Inc.	68,377	337,099
*Allied Healthcare International, Inc.	86,126	214,454
*Allied Healthcare Products, Inc.	1,200	4,800
*Allion Healthcare, Inc.	65,255	482,887
#*Allos Therapeutics, Inc.	104,459	842,984
#*Allscripts-Misys Healthcare Solutions, Inc.	47,200	813,256
#*Almost Family, Inc.	23,386	741,804
#*Alnylam Pharmaceuticals, Inc.	21,600	502,632
*Alphatec Holdings, Inc.	107,850	403,359
*AMAG Pharmaceuticals, Inc.	15,366	697,770
#*Amedisys, Inc.	14,800	661,708
*America Services Group, Inc.	25,790	443,072
*American Caresource Holding, Inc.	21,367	87,605
*American Dental Partners, Inc.	31,136	407,570
#*American Medical Systems Holdings, Inc.	60,900	931,161
*American Shared Hospital Services	2,600	5,473
*AMERIGROUP Corp.	34,900	861,332
*AMICAS, Inc.	124,009	364,586
#*Amicus Therapeutics, Inc.	18,505	210,772
*AMN Healthcare Services, Inc.	729	5,307
*Amsurg Corp.	43,700	901,094
*Anadys Pharmaceuticals, Inc.	60,575	157,495
Analogic Corp.	12,100	458,711
*AngioDynamics, Inc.	42,391	529,040
*Anika Therapeutics, Inc.	23,234	134,757
*Arca Biopharma, Inc.	500	1,900
*Ardea Biosciences, Inc.	25,233	491,539
#*Arena Pharmaceuticals, Inc.	110,835	565,258
*Ariad Pharmaceuticals, Inc.	18,200	35,126
*Arqule, Inc.	75,869	464,318
#*Array BioPharma, Inc.	51,610	196,118
*Arrhythmia Research Technology, Inc.	6,700	23,718
#*Aspect Medical Systems, Inc.	30,640	191,806
*Assisted Living Concepts, Inc.	23,356	336,326
#*Athenahealth, Inc.	19,400	716,636
*AtriCure, Inc.	35,800	124,942
Atrion Corp.	3,599	468,554
*ATS Medical, Inc.	188,054	654,428
#*Auxilium Pharmaceuticals, Inc.	14,900	460,857
*Bioanalytical Systems, Inc.	2,800	1,904
*BioClinica, Inc.	48,854	182,714

1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*BioCryst Pharmaceuticals, Inc.	25,501	$234,609
*Biodel, Inc.	39,774	196,086
#*BioLase Technology, Inc.	27,501	58,852
*BioMimetic Therapeutics, Inc.	44,825	464,838
#*Bio-Reference Laboratories, Inc.	19,300	618,758
#*BioSante Pharmaceuticals, Inc.	88,637	162,206
*BioScrip, Inc.	84,174	497,468
*BioSphere Medical, Inc.	28,751	108,391
#*BMP Sunstone Corp.	5,288	26,281
#*Bovie Medical Corp.	41,255	370,057
*Brookdale Senior Living, Inc.	20,400	218,484
*Bruker BioSciences Corp.	26,605	267,646
#*BSD Medical Corp.	63,925	138,078
#*Cadence Pharmaceuticals, Inc.	28,564	345,624
*Cambrex Corp.	46,028	210,808
*Cantel Medical Corp.	43,530	674,280
*Capital Senior Living Corp.	71,614	352,341
*Caraco Pharmaceutical Laboratories, Ltd.	45,883	143,614
*Cardiac Science Corp.	61,528	244,881
*Cardica, Inc.	4,612	8,440
*Cardiovascular Systems, Inc.	1,400	14,056
*CAS Medical Systems, Inc.	16,119	27,402
*Catalyst Health Solutions, Inc.	38,497	992,453
*Celera Corp.	64,702	388,212
*Celldex Therapeutics, Inc.	35,321	268,440
#*Centene Corp.	35,000	675,850
#*Cepheid, Inc.	50,229	530,921
Chemed Corp.	21,730	958,293
*Clinical Data, Inc.	24,682	365,540
*Columbia Laboratories, Inc.	143,191	170,397
#*CombiMatrix Corp.	16,838	111,468
Computer Programs & Systems, Inc.	30,245	1,178,043
*Conceptus, Inc.	28,516	478,784
*CONMED Corp.	51,250	900,975
*Continucare Corp.	67,052	195,792
#*Cooper Companies, Inc.	15,400	422,576
*Corvel Corp.	29,571	722,124
*CPEX Pharmaceuticals, Inc.	4,409	45,854
*Cross Country Healthcare, Inc.	59,596	497,627
*CryoLife, Inc.	49,736	252,659
*Cutera, Inc.	34,749	290,154
*Cyberonics, Inc.	32,949	547,283
*Cynosure, Inc. Class A	8,132	78,555
*Cypress Bioscience, Inc.	85,313	754,167
*Cytokinetics, Inc.	116,093	343,635
*Cytomedix, Inc.	2,800	1,232
#*Cytori Therapeutics, Inc.	67,500	222,750
Daxor Corp.	3,400	34,000
#*Dendreon Corp.	28,400	687,564
*DepoMed, Inc.	115,840	442,509
#*Dexcom, Inc.	100,479	649,094
*Dialysis Corp. of America	26,903	153,616
*Digirad Corp.	17,773	37,146
#*Dionex Corp.	11,325	746,431
*Durect Corp.	124,799	287,038
#*DUSA Pharmaceuticals, Inc.	63,701	68,160
*Dyax Corp.	143,548	544,047
*Dynacq Healthcare, Inc.	10,192	32,920
#*Eclipsys Corp.	34,345	625,079
*Emergency Medical Services Corp. Class A	2,000	78,280
#*Emergent Biosolutions, Inc.	85,464	1,227,263

1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Emergent Group, Inc.	4,100	$32,800
#*Emeritus Corp.	25,302	294,768
—*Endo Pharmaceuticals Solutions	57,207	56,635
*Endologix, Inc.	74,231	358,536
Ensign Group, Inc.	16,841	269,793
*Enzo Biochem, Inc.	64,037	326,589
#*Enzon Pharmaceuticals, Inc.	71,703	582,945
#*eResearch Technology, Inc.	75,762	412,903
#*ev3, Inc.	141,766	1,739,469
#*Exactech, Inc.	25,991	370,372
#*Exelixis, Inc.	113,102	605,096
*Facet Biotech Corp.	2,505	22,094
*Five Star Quality Care, Inc.	41,548	116,334
*Fresenius Kabi Pharmaceuticals Holding, Inc.	16,182	3,884
*Genomic Health, Inc.	19,514	329,006
*Genoptix, Inc.	8,670	271,458
#*Gentiva Health Services, Inc.	41,803	889,568
#*Geron Corp.	114,263	916,389
#*Greatbatch, Inc.	49,497	1,090,914
#*GTx, Inc.	29,471	310,035
*Haemonetics Corp.	15,502	914,773
#*Halozyme Therapeutics, Inc.	46,068	325,240
*Hanger Orthopedic Group, Inc.	34,011	466,631
*Hansen Medical, Inc.	9,617	39,622
*Harvard Bioscience, Inc.	87,992	366,047
*Health Grades, Inc.	67,212	321,273
*Health Management Associates, Inc.	34,900	210,447
#*HEALTHSOUTH Corp.	67,656	974,246
*HealthSpring, Inc.	63,300	799,479
*HealthStream, Inc.	64,945	239,647
*HealthTronics, Inc.	92,418	198,699
#*Healthways, Inc.	47,920	706,341
Hill-Rom Holdings, Inc.	61,380	1,052,053
*Hi-Tech Pharmacal Co., Inc.	27,180	425,367
*HMS Holdings Corp.	42,940	1,648,896
#*Home Diagnostics, Inc.	46,934	318,682
#*Human Genome Sciences, Inc.	65,800	940,940
*ICU Medical, Inc.	25,143	978,817
*Idenix Pharmaceuticals, Inc.	80,794	307,017
*Idera Pharmaceuticals, Inc.	20,034	129,219
*I-Flow Corp.	15,461	117,658
*ImmunoGen, Inc.	87,503	760,401
#*Immunomedics, Inc.	134,177	555,493
#*Incyte Corp.	106,800	555,360
*Infinity Pharmaceuticals, Inc.	49,314	398,457
#*Inspire Pharmaceuticals, Inc.	129,546	629,594
#*Insulet Corp.	40,500	271,350
#*Integra LifeSciences Holdings Corp.	23,137	732,517
*IntegraMed America, Inc.	22,928	174,024
#*InterMune, Inc.	50,520	771,946
Invacare Corp.	40,792	832,157
*InVentiv Health, Inc.	39,736	609,550
*IPC The Hospitalist Co.	13,010	362,328
*Iridex Corp.	5,749	12,590
*IRIS International, Inc.	32,460	331,092
*ISTA Pharmaceuticals, Inc.	7,629	37,992
*Javelin Pharmaceuticals, Inc.	3,042	5,780
#*Kendle International, Inc.	30,840	360,211
*Kensey Nash Corp.	20,821	594,648
Kewaunee Scientific Corp.	2,000	23,800
*Kindred Healthcare, Inc.	54,100	759,564

1016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*K-V Pharmaceutical Co. Class A	800	$1,840
#*K-V Pharmaceutical Co. Class B	12,865	40,525
Landauer, Inc.	16,804	1,124,524
*Lannet Co., Inc.	51,027	451,589
#*LCA-Vision, Inc.	41,200	236,488
*LeMaitre Vascular, Inc.	4,501	15,528
*Lexicon Pharmaceuticals, Inc.	4,511	6,000
#*LHC Group, Inc.	40,757	1,196,218
#*Ligand Pharmaceuticals, Inc. Class B	163,091	461,548
#*Luminex Corp.	45,613	805,982
#*MAKO Surgical Corp.	15,845	138,802
#*Mannkind Corp.	81,587	653,512
#*Martek Biosciences Corp.	47,557	1,106,176
*Matrixx Initiatives, Inc.	24,051	135,648
*Maxygen, Inc.	88,632	708,170
*Medarex, Inc.	100,634	1,597,062
*MedAssets, Inc.	46,126	861,634
*MedCath Corp.	40,259	485,524
*Medical Action Industries, Inc.	41,004	512,140
*Medicines Co. (The)	36,200	293,582
#*MediciNova, Inc.	2,300	13,777
Medicis Pharmaceutical Corp. Class A	47,100	806,352
#*Medivation, Inc.	28,516	705,771
*MEDTOX Scientific, Inc.	22,900	206,100
*Merge Healthcare, Inc.	14,741	55,574
Meridian Bioscience, Inc.	20,880	459,778
*Merit Medical Systems, Inc.	48,470	886,516
*Metabolix, Inc.	41,086	380,456
*Metropolitan Health Networks, Inc.	123,859	294,784
#*Micromet, Inc.	111,142	714,643
*Micrus Endovascular Corp.	34,070	306,971
#*MiddleBrook Pharmaceuticals, Inc.	94,604	137,176
*Misonix, Inc.	1,309	2,134
#*Molecular Insight Pharmaceuticals, Inc.	23,864	147,718
#*Molina Healthcare, Inc.	21,924	494,386
#*Momenta Pharmaceuticals, Inc.	50,727	550,388
*Monogram Biosciences, Inc.	39,533	179,084
*MTS Medication Technologies, Inc.	1,333	7,411
#*MWI Veterinary Supply, Inc.	15,618	599,419
*Nabi Biopharmaceuticals	122,386	314,532
*Nanosphere, Inc.	6,449	45,530
*National Dentex Corp.	2,975	20,081
National Healthcare Corp.	11,196	417,051
National Research Corp.	12,247	315,483
#*Natus Medical, Inc.	44,218	601,365
#*Nektar Therapeutics	83,503	591,201
*Neogen Corp.	32,501	947,079
*Neurocrine Biosciences, Inc.	51,036	162,805
*NeurogesX, Inc.	14,960	117,885
*Neurometric, Inc.	140	263
*Nighthawk Radiology Holdings, Inc.	53,481	258,313
#*NovaMed, Inc.	54,361	261,476
#*Novavax, Inc.	92,020	399,367
*Noven Pharmaceuticals, Inc.	59,340	977,923
*NPS Pharmaceuticals, Inc.	141,861	551,839
*NxStage Medical, Inc.	67,599	374,498
*Obagi Medical Products, Inc.	38,179	289,779
*Odyssey Healthcare, Inc.	71,731	835,666
*Omnicell, Inc.	72,902	909,817
#*OncoGenex Pharmaceutical, Inc.	9,365	273,271
#*Oncothyreon, Inc.	3,200	14,688

1017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Optimer Pharmaceuticals, Inc.	83,899	$1,182,137
*OraSure Technologies, Inc.	69,181	196,474
*Orexigen Therapeutics, Inc.	27,416	224,263
#*Orthovita, Inc.	198,309	1,290,992
#*Osiris Therapeutics, Inc.	69,914	850,853
*Osteotech, Inc.	47,890	237,534
#*OXiGENE, Inc.	12,500	18,750
#*Pain Therapeutics, Inc.	75,213	330,937
*Palomar Medical Technologies, Inc.	38,585	576,460
*Par Pharmaceutical Cos., Inc.	50,189	813,564
*Parexel International Corp.	54,100	836,927
*PDI, Inc.	31,066	161,233
#PDL BioPharma, Inc.	91,039	749,251
#*Penwest Pharmaceuticals Co.	22,541	61,762
*Pharmasset, Inc.	5,020	77,258
*PharmAthene, Inc.	19,030	47,765
*PharMerica Corp.	24,300	509,328
#*Phase Forward, Inc.	38,255	543,221
#*Poniard Pharmaceuticals, Inc.	32,700	235,767
#*Pozen, Inc.	38,890	296,731
*Progenics Pharmaceuticals, Inc.	49,294	279,990
*Prospect Medical Holdings, Inc.	32,343	130,989
*Providence Service Corp.	10,118	106,745
*PSS World Medical, Inc.	16,700	337,507
Psychemedics Corp.	8,282	54,661
*QuADRaMed Corp.	23,280	146,664
Quality Systems, Inc.	15,497	850,630
*Questcor Pharmaceuticals, Inc.	25,598	150,004
#*Quidel Corp.	32,606	486,808
*Quigley Corp.	28,228	61,678
*RadNet, Inc.	57,233	168,265
*Regeneration Technologies, Inc.	122,586	543,056
*RehabCare Group, Inc.	53,485	1,286,849
*Repligen Corp.	74,907	402,251
*Repros Therapeutics, Inc.	33,710	85,286
*Res-Care, Inc.	53,016	828,110
#*Rigel Pharmaceuticals, Inc.	55,263	460,341
*Rochester Medical Corp.	26,604	343,458
#*Rockwell Medical Technologies, Inc.	27,380	245,872
*Salix Pharmaceuticals, Ltd.	137,067	1,669,476
*Sangamo BioSciences, Inc.	49,300	281,010
#*Santarus, Inc.	144,260	452,976
#*Savient Pharmaceuticals, Inc.	44,355	691,494
*SciClone Pharmaceuticals, Inc.	37,236	130,326
#*Seattle Genetics, Inc.	54,068	651,519
*SenoRx, Inc.	10,194	39,655
#*Sequenom, Inc.	64,135	369,418
*Sirona Dental Systems, Inc.	28,900	751,111
*Skilled Healthcare Group, Inc.	27,600	227,976
*Somanetics Corp.	16,937	237,626
*SonoSite, Inc.	18,673	440,123
Span-American Medical System, Inc.	4,563	54,026
*Spectranetics Corp.	37,293	193,551
#*Spectrum Pharmaceuticals, Inc.	15,736	105,431
#*STAAR Surgical Co.	90,046	243,124
*StemCells, Inc.	60,204	101,745
#*Stereotaxis, Inc.	63,956	289,081
Steris Corp.	31,561	886,233
*Strategic Diagnostics, Inc.	55,703	66,287
*Sucampo Pharmaceuticals, Inc.	2,900	19,169
#*Sun Healthcare Group, Inc.	41,657	405,323

1018

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*SunLink Health Systems, Inc.	2,800	$6,356
*Sunrise Senior Living, Inc.	300	702
*SuperGen, Inc.	47,345	125,938
#*SurModics, Inc.	16,409	366,905
*Symmetry Medical, Inc.	57,920	495,795
*Synovis Life Technologies, Inc.	23,628	365,053
*Synta Pharmaceuticals Corp.	41,552	109,282
*Targacept, Inc.	58,828	631,224
*Theragenics Corp.	49,320	61,650
#*Theravance, Inc.	51,074	771,217
#*Thoratec Corp.	38,407	965,552
*Tomotherapy, Inc.	60,959	192,630
*TranS1, Inc.	20,969	130,008
*Transcend Services, Inc.	22,785	322,180
*Transcept Pharmaceuticals, Inc.	13,699	80,139
*Trimeris, Inc.	36,551	75,661
#*Triple-S Management Corp.	22,500	384,525
*Trubion Pharmaceuticals, Inc.	400	1,752
*U.S. Physical Therapy, Inc.	27,661	452,257
*Universal American Corp.	76,999	700,691
*Uroplasty, Inc.	19,309	15,254
Utah Medical Products, Inc.	7,282	207,537
*Vanda Pharmaceuticals, Inc.	10,700	162,640
*Varian, Inc.	23,106	1,172,861
*Vascular Solutions, Inc.	46,726	359,323
*Vical, Inc.	50,718	181,063
*ViroPharma, Inc.	104,190	767,880
#*Virtual Radiologic Corp.	6,609	77,193
*Vital Images, Inc.	31,311	417,689
*Vivus, Inc.	122,860	910,393
#*Volcano Corp.	43,640	662,892
West Pharmaceutical Services, Inc.	15,561	567,976
#*Wright Medical Group, Inc.	27,320	380,294
*XenoPort, Inc.	19,637	398,827
Young Innovations, Inc.	21,538	545,342
*Zoll Medical Corp.	38,434	708,339
*Zymogenetics, Inc.	69,538	389,413

Total Health Care		139,457,530

Industrials — (13.0%)
*3D Systems Corp.	42,992	309,972
*A. T. Cross Co. Class A	24,859	107,639
A.O. Smith Corp.	19,600	765,184
#AAON, Inc.	38,214	749,377
*AAR Corp.	55,400	1,059,802
ABM Industries, Inc.	55,950	1,178,866
*Acacia Research	61,212	481,126
*ACCO Brands Corp.	17,488	76,423
Aceto Corp.	26,767	188,172
#*Actuant Corp.	58,176	746,980
Administaff, Inc.	24,680	618,481
*Advisory Board Co. (The)	21,180	541,784
*AeroCentury Corp.	400	3,920
*Aerosonic Corp.	4,292	19,743
*AeroVironment, Inc.	16,418	466,928
Aircastle, Ltd.	50,800	368,808
#*AirTran Holdings, Inc.	119,150	862,646
Alamo Group, Inc.	23,965	331,436
*Alaska Air Group, Inc.	44,988	1,037,423
Albany International Corp. Class A	30,464	418,575
#Alexander & Baldwin, Inc.	38,466	1,123,977

1019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Allegiant Travel Co.	45,248	$1,959,691
*Allied Defense Group, Inc.	20,469	70,413
*Altra Holdings, Inc.	49,960	439,148
*Amerco, Inc.	27,578	1,237,701
#*American Commercial Lines, Inc.	6,260	97,781
American Ecology Corp.	15,256	249,130
American Railcar Industries, Inc.	50,193	416,100
*American Reprographics Co.	13,000	112,450
#American Science & Engineering, Inc.	16,628	1,159,803
#*American Superconductor Corp.	46,459	1,494,586
#American Woodmark Corp.	32,317	757,510
Ameron International Corp.	16,560	1,234,051
Ampco-Pittsburgh Corp.	20,944	476,057
*AMREP Corp.	16,676	209,951
*APAC Customer Services, Inc.	73,615	366,603
#Apogee Enterprises, Inc.	48,899	712,947
Applied Industrial Technologies, Inc.	34,175	755,951
Applied Signal Technologies, Inc.	38,795	969,875
*Argan, Inc.	33,233	491,848
*Argon ST, Inc.	43,614	833,464
Arkansas Best Corp.	35,508	1,011,268
*Armstrong World Industries, Inc.	1,100	27,060
*Arotech Corp.	23,044	36,179
#*Astec Industries, Inc.	27,014	730,999
*Astronics Corp.	2,544	27,857
*Astronics Corp. Class B	1,840	19,817
*ATC Technology Corp.	39,853	833,725
#*Atlas Air Worldwide Holding, Inc.	18,639	465,229
*Avalon Holding Corp. Class A	1,400	3,626
#*Avis Budget Group, Inc.	13,300	113,715
#*Axsys Technologies, Inc.	24,317	1,305,093
#*AZZ, Inc.	27,888	1,080,660
#Badger Meter, Inc.	11,963	440,837
*Baker (Michael) Corp.	22,566	962,440
#Baldor Electric Co.	32,010	824,578
*Baldwin Technology Co., Inc. Class A	22,489	28,561
#Barnes Group, Inc.	55,900	786,513
Barrett Business Services, Inc.	21,462	214,191
*BE Aerospace, Inc.	400	6,464
#*Beacon Roofing Supply, Inc.	113,240	1,899,035
Belden, Inc.	33,935	595,220
#*Blount International, Inc.	64,717	601,868
#*BlueLinx Holdings, Inc.	98,072	391,307
*Bowne & Co., Inc.	11,170	89,692
*Breeze-Eastern Corp.	14,658	87,948
#Briggs & Stratton Corp.	69,200	1,188,164
*BTU International, Inc.	26,413	161,912
#*Builders FirstSource, Inc.	103,111	604,230
#*C&D Technologies, Inc.	51,800	103,600
*CAI International, Inc.	3,535	23,119
Cascade Corp.	22,637	553,475
*Casella Waste Systems, Inc. Class A	53,376	147,318
#*CBIZ, Inc.	140,528	919,053
CDI Corp.	44,337	563,080
*CECO Environmental Corp.	11,472	42,676
*Celadon Group, Inc.	38,025	351,731
*Cenveo, Inc.	55,900	269,997
#*Ceradyne, Inc.	37,166	670,846
*Champion Industries, Inc.	7,461	13,131
*Chart Industries, Inc.	17,246	332,158
*Chase Corp.	21,604	251,038

1020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Chicago Rivet & Machine Co.	300	$4,230
CIRCOR International, Inc.	16,945	390,752
#*Coleman Cable, Inc.	38,529	127,146
*Columbus McKinnon Corp.	32,001	463,054
Comfort Systems USA, Inc.	69,875	823,128
*Command Security Corp.	34,246	113,697
*Competitive Technologies, Inc.	21,544	50,628
CompX International, Inc.	700	4,445
*COMSYS IT Partners, Inc.	46,145	323,015
*Consolidated Graphics, Inc.	21,300	389,790
*Cornell Companies, Inc.	25,407	435,222
Corporate Executive Board Co.	26,862	504,468
#*CoStar Group, Inc.	18,438	677,228
Courier Corp.	26,793	443,156
*Covenant Transport Group Class A	3,716	17,317
*CPI Aerostructures, Inc.	16,579	117,877
*CRA International, Inc.	25,667	691,212
#Cubic Corp.	29,003	1,135,757
Deluxe Corp.	22,470	351,656
Diamond Management & Technology Consultants, Inc.	67,358	361,039
#*Document Securities Systems, Inc.	32,857	70,314
#*Dollar Thrifty Automotive Group, Inc.	3,800	62,890
Ducommun, Inc.	28,514	492,722
*DXP Enterprises, Inc.	26,789	271,640
*Dycom Industries, Inc.	54,534	694,218
*Dynamex, Inc.	10,531	163,968
Dynamic Materials Corp.	24,100	394,517
*DynCorp International, Inc. Class A	59,120	1,200,727
*Eagle Bulk Shipping, Inc.	48,132	276,759
Eastern Co.	9,254	165,091
*Ecology & Environment, Inc. Class A	920	13,800
*EMCOR Group, Inc.	9,700	233,964
#Encore Wire Corp.	33,235	720,867
#*Ener1, Inc.	74,792	477,173
EnergySolutions, Inc.	8,100	69,741
*EnerNOC, Inc.	31,111	954,485
*EnerSys	68,399	1,353,616
Ennis, Inc.	51,135	753,219
#*EnPro Industries, Inc.	40,000	712,800
#*ESCO Technologies, Inc.	25,089	1,030,907
Espey Manufacturing & Electronics Corp.	4,056	64,693
*Esterline Technologies Corp.	43,192	1,227,949
#*Evergreen Solar, Inc.	40,460	84,966
*Exponent, Inc.	15,873	409,682
*ExpressJet Holdings, Inc.	563	783
Federal Signal Corp.	71,213	630,947
*First Advantage Corp.	15,335	249,347
*Flanders Corp.	59,281	378,806
*Flow International Corp.	63,440	126,880
#Forward Air Corp.	18,296	423,186
*Franklin Covey Co.	47,337	305,324
Franklin Electric Co., Inc.	26,195	848,718
Freightcar America, Inc.	25,722	513,926
Frozen Food Express Industries, Inc.	33,400	120,574
*Fuel Tech, Inc.	29,587	265,100
#*FuelCell Energy, Inc.	103,264	414,089
*Furmanite Corp.	73,011	332,200
G & K Services, Inc. Class A	23,148	525,923
*Gardner Denver Machinery, Inc.	15,349	448,037
#*Genco Shipping & Trading, Ltd.	12,300	294,093
*Gencor Industries, Inc.	10,033	68,325

1021

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*GenCorp, Inc.	3,419	$8,889
*General Cable Corp.	1,100	42,647
#*Genesee & Wyoming, Inc.	32,880	897,295
*GEO Group, Inc. (The)	62,100	1,116,558
#*GeoEye, Inc.	23,119	573,351
#*Gibraltar Industries, Inc.	61,807	480,240
Gorman-Rupp Co. (The)	19,102	426,548
*GP Strategies Corp.	47,325	328,436
*Graftech International, Ltd.	64,400	884,212
Graham Corp.	13,450	183,996
Great Lakes Dredge & Dock Corp.	110,869	641,932
*Greenbrier Companies, Inc.	20,608	216,178
*Griffon Corp.	124,292	1,198,175
*H&E Equipment Services, Inc.	63,050	670,852
Hardinge, Inc.	14,348	56,531
*Hawaiian Holdings, Inc.	68,629	438,539
Healthcare Services Group, Inc.	38,984	727,831
#*HEICO Corp.	12,997	479,979
*HEICO Corp. Class A	19,769	559,067
Heidrick & Struggles International, Inc.	30,343	621,728
*Herley Industries, Inc.	17,600	214,368
Herman Miller, Inc.	28,200	468,402
#*Hexcel Corp.	13,657	139,438
*Hill International, Inc.	79,707	371,435
*Hi-Shear Technology Corp.	19,972	219,692
#HNI Corp.	47,750	1,063,870
#*Hoku Scientific, Inc.	36,048	73,898
Houston Wire & Cable Co.	18,195	195,596
*Hub Group, Inc. Class A	22,775	489,435
*Hudson Highland Group, Inc.	25,183	52,129
*Hurco Companies, Inc.	18,533	361,764
#*Huron Consulting Group, Inc.	20,916	927,625
*ICF International, Inc.	22,273	576,871
*ICT Group, Inc.	48,519	500,716
#*II-VI, Inc.	40,548	972,747
*InnerWorkings, Inc.	60,925	314,982
*Innotrac Corp.	712	1,552
*Innovative Solutions & Support, Inc.	43,913	157,648
*Insituform Technologies, Inc. Class A	47,114	866,898
Insteel Industries, Inc.	37,731	384,479
*Integrated Electrical Services, Inc.	33,190	303,688
Interface, Inc. Class A	22,444	155,761
#*Interline Brands, Inc.	63,820	1,080,473
International Shipholding Corp.	4,694	136,173
*Intersections, Inc.	52,530	252,144
#John Bean Technologies Corp.	12,850	178,101
*Kadant, Inc.	21,892	243,220
Kaman Corp. Class A	28,991	556,047
#Kaydon Corp.	13,400	437,778
*Kelly Services, Inc. Class A	47,052	553,332
*Key Technology, Inc.	14,964	162,659
*Kforce, Inc.	66,341	646,161
Kimball International, Inc. Class B	21,400	145,520
#Knight Transportation, Inc.	25,239	457,835
Knoll, Inc.	33,550	328,454
#*Korn/Ferry International	65,328	908,712
*Kratos Defense & Security Solutions, Inc.	20,132	16,106
*K-Tron International, Inc.	4,309	379,106
L.S. Starrett Co. Class A	5,600	48,496
*LaBarge, Inc.	45,424	480,132
*Ladish Co., Inc.	36,847	405,317

1022

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Lawson Products, Inc.	11,882	$199,618
#*Layne Christensen Co.	26,813	636,272
*LECG Corp.	10,719	39,446
*LGL Group, Inc.	1,000	2,900
Lindsay Corp.	2,900	102,863
*LMI Aerospace, Inc.	32,552	296,223
LSI Industries, Inc.	37,517	243,485
*Lydall, Inc.	25,418	82,608
*M&F Worldwide Corp.	37,000	735,930
*Magnetek, Inc.	86,501	116,776
*Marten Transport, Ltd.	62,905	1,109,644
#*Mastec, Inc.	90,708	938,828
McGrath Rentcorp	38,860	746,889
*Metalico, Inc.	21,473	97,487
Met-Pro Corp.	32,896	350,013
*MFRI, Inc.	21,437	128,622
#*Microvision, Inc.	56,649	196,006
#*Middleby Corp.	16,650	814,185
*Miller Industries, Inc.	27,344	241,448
#Mine Safety Appliances Co.	40,863	1,147,842
#*Mobile Mini, Inc.	51,547	834,030
*Moog, Inc. Class A	11,163	300,954
*Moog, Inc. Class B	391	10,752
*MPS Group, Inc.	137,586	1,190,119
Mueller Industries, Inc.	45,622	1,083,979
Mueller Water Products, Inc.	78,192	301,821
Multi-Color Corp.	24,466	382,159
NACCO Industries, Inc. Class A	7,726	325,187
*Nashua Corp.	1,700	11,220
National Technical Systems, Inc.	26,331	115,198
#*Navigant Consulting, Inc.	48,040	571,676
#*NCI Building Systems, Inc.	17,313	68,213
*NN, Inc.	9,190	22,424
#Nordson Corp.	9,600	431,040
*North America Galvanizing & Coatings, Inc.	27,073	135,365
#*Northwest Pipe Co.	19,787	688,192
*Ocean Power Technologies, Inc.	3,380	16,021
*Old Dominion Freight Line, Inc.	42,162	1,502,232
*Omega Flex, Inc.	27,740	453,826
*On Assignment, Inc.	61,862	261,676
*Orbital Sciences Corp.	44,298	599,795
#*Orion Marine Group, Inc.	40,895	914,412
*Oshkosh Truck Corp. Class B	50,960	1,398,852
#Otter Tail Corp.	45,145	1,052,330
*P.A.M. Transportation Services, Inc.	21,963	151,325
*Park-Ohio Holdings Corp.	39,914	249,063
*Patriot Transportation Holding, Inc.	5,663	453,493
*PGT, Inc.	32,478	65,930
*Pike Electric Corp.	39,666	417,683
*Pinnacle Airlines Corp.	34,651	115,734
#*Plug Power, Inc.	6,149	4,858
*PMFG, Inc.	19,184	215,436
#*Polypore International, Inc.	800	9,880
Portec Rail Products, Inc.	25,716	258,446
*Powell Industries, Inc.	20,030	714,070
*Power-One, Inc.	64,693	93,158
*PowerSecure International, Inc.	33,955	205,428
Preformed Line Products Co.	6,400	224,512
*PRG-Schultz International, Inc.	23,617	89,745
#*Protection One, Inc.	50,916	173,624
Providence & Worcester Railroad Co.	1,600	18,792

1023

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Quality Distribution, Inc.	25,908	$77,724
Quanex Building Products Corp.	25,275	300,520
#*Quixote Corp.	11,944	29,024
#Raven Industries, Inc.	8,792	252,330
*RBC Bearings, Inc.	21,765	515,830
*RCM Technologies, Inc.	3,839	8,638
#Regal-Beloit Corp.	28,072	1,301,418
*Republic Airways Holdings, Inc.	25,923	132,726
#*Resources Connection, Inc.	44,112	666,091
Robbins & Myers, Inc.	45,100	943,943
Rollins, Inc.	25,651	470,183
#*RSC Holdings, Inc.	91,664	723,229
*Rush Enterprises, Inc. Class A	56,951	746,058
*Rush Enterprises, Inc. Class B	20,055	221,608
*Saia, Inc.	20,290	366,437
*Sauer-Danfoss, Inc.	48,414	254,174
Schawk, Inc.	65,864	476,855
#*School Specialty, Inc.	22,310	499,075
Seaboard Corp.	216	236,520
Servotronics, Inc.	4,259	26,108
*SIFCO Industries, Inc.	12,202	125,681
#Simpson Manufacturing Co., Inc.	48,718	1,383,591
SkyWest, Inc.	71,072	901,193
*SL Industries, Inc.	15,983	99,894
*Sparton Corp.	9,122	26,454
*Spherion Corp.	32,552	179,036
*Spherix, Inc.	5,943	8,498
*Spire Corp.	17,686	96,566
*Standard Parking Corp.	37,158	627,599
Standard Register Co.	51,375	181,868
Standex International Corp.	35,413	443,725
*Stanley, Inc.	12,060	370,724
Steelcase, Inc. Class A	89,369	654,181
*Sterling Construction Co., Inc.	30,361	483,651
#Sun Hydraulics, Inc.	25,346	445,583
*Sunair Electronics, Inc.	1,200	2,736
Superior Uniform Group, Inc.	9,036	74,999
*Sykes Enterprises, Inc.	62,843	1,250,576
TAL International Group, Inc.	35,634	395,181
#*Taser International, Inc.	91,881	481,456
*TAT Technologies, Ltd.	2,250	14,850
*Team, Inc.	18,846	274,398
*TeamStaff, Inc.	193	296
*Tech/Ops Sevcon, Inc.	5,762	16,422
Technology Research Corp.	16,235	46,594
*Tecumseh Products Co. Class A	29,154	238,480
*Tecumseh Products Co. Class B	1,100	11,231
*Teledyne Technologies, Inc.	19,870	650,345
#Tennant Co.	27,800	609,932
Textainer Group Holdings, Ltd.	2,000	24,040
Titan International, Inc.	37,125	276,210
#*Titan Machinery, Inc.	20,226	251,409
Todd Shipyards Corp.	10,541	176,035
Toro Co.	1,010	35,007
*Trailer Bridge, Inc.	11,284	47,224
*TRC Companies, Inc.	45,127	202,169
#Tredegar Industries, Inc.	33,800	494,832
*Trex Co., Inc.	38,260	625,551
*TriMas Corp.	5,015	21,765
Triumph Group, Inc.	24,063	961,076
*TrueBlue, Inc.	42,200	535,940

1024

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Tufco Technologies, Inc.	1,800	$5,436
#*Tutor Perini Corp.	42,859	790,749
Twin Disc, Inc.	25,884	228,297
*U.S. Home Systems, Inc.	14,720	38,419
*UAL Corp.	8,900	36,668
*Ultralife Corp.	39,042	250,650
*United Capital Corp.	600	14,580
*United Rentals, Inc.	79,001	590,137
*United Stationers, Inc.	28,724	1,333,368
#Universal Forest Products, Inc.	33,257	1,484,592
*Universal Security Instruments, Inc.	2,963	16,193
Universal Truckload Services, Inc.	44,766	722,076
*UQM Technologies, Inc.	13,038	55,411
#*US Airways Group, Inc.	17,505	51,290
*USA Truck, Inc.	26,268	378,522
*USG Corp.	10,573	149,502
Valmont Industries, Inc.	5,862	421,009
*Valpey Fisher Corp.	1,200	1,620
*Versar, Inc.	26,922	106,342
Viad Corp.	28,900	512,108
*Vicor Corp.	68,537	540,757
Virco Manufacturing Corp.	19,584	61,690
*Volt Information Sciences, Inc.	42,250	336,310
VSE Corp.	11,222	332,283
*Waste Services, Inc.	67,120	320,834
Watsco, Inc. Class A	17,970	942,706
Watsco, Inc. Class B	1,600	84,000
Watts Water Technologies, Inc.	43,017	1,133,068
*WCA Waste Corp.	48,746	213,507
#Werner Enterprises, Inc.	79,442	1,434,723
*WESCO International, Inc.	31,905	787,734
*Willdan Group, Inc.	1,000	1,750
*Willis Lease Finance Corp.	7,934	114,646
#*YRC Worldwide, Inc.	15,400	21,560

Total Industrials		156,203,020

Information Technology — (17.2%)
*3Com Corp.	336,245	1,267,644
#*3PAR, Inc.	34,931	334,988
#*ACI Worldwide, Inc.	29,688	447,398
*Acme Packet, Inc.	100,709	1,011,118
*Acorn Energy, Inc.	10,384	43,094
*Actel Corp.	38,200	425,548
*ActivIdentity Corp.	132,229	333,217
*Actuate Corp.	100,212	524,109
*Acxiom Corp.	87,593	845,272
*Adaptec, Inc.	302,926	805,783
#*ADC Telecommunications, Inc.	32,200	234,416
*ADDvantage Technologies Group, Inc.	13,788	26,887
*Adept Technology, Inc.	19,052	44,391
Adtran, Inc.	44,668	1,079,179
*Advanced Analogic Technologies, Inc.	103,518	498,957
#*Advanced Energy Industries, Inc.	61,418	738,859
*Advanced Photonix, Inc.	3,900	2,340
#*Advent Software, Inc.	21,254	774,708
*Aehr Test Systems	20,844	19,385
*Aetrium, Inc.	21,921	44,938
Agilysys, Inc.	26,200	123,402
*Airvana, Inc.	58,564	363,682
American Software, Inc. Class A	47,023	301,417
#*Amkor Technology, Inc.	102,515	641,744

1025

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Amtech Systems, Inc.	20,294	$116,488
*Anadigics, Inc.	64,186	265,730
*Anaren, Inc.	49,100	882,818
*Applied Micro Circuits Corp.	144,369	1,248,792
*ArcSight, Inc.	20,100	381,297
#*Ariba, Inc.	96,871	1,018,114
#*Arris Group, Inc.	166,606	2,029,261
*Art Technology Group, Inc.	193,065	731,716
*Aruba Networks, Inc.	69,925	620,934
Astro-Med, Inc.	3,786	21,050
#*Atheros Communications	3,400	85,000
#*ATMI, Inc.	35,464	645,090
#*Avid Technology, Inc.	53,300	652,925
#*Avocent Corp.	65,215	1,011,485
*Aware, Inc.	33,213	92,996
*AXT, Inc.	41,545	79,351
#*Bankrate, Inc.	17,134	491,746
Bel Fuse, Inc. Class A	4,356	68,825
Bel Fuse, Inc. Class B	23,655	434,779
*Benchmark Electronics, Inc.	92,359	1,459,272
*BigBand Networks, Inc.	119,872	658,097
Black Box Corp.	32,392	889,808
Blackbaud, Inc.	47,292	884,360
#*Blackboard, Inc.	27,445	932,307
*Blue Coat Systems, Inc.	83,571	1,561,942
*Bottomline Technologies, Inc.	55,683	569,637
*Brightpoint, Inc.	87,354	518,883
*Brooks Automation, Inc.	53,657	318,186
*BSQUARE Corp.	21,682	56,156
*Cabot Microelectronics Corp.	26,550	900,576
*Cadence Design Systems, Inc.	9,200	54,280
*California Micro Devices Corp.	63,812	204,198
*Callidus Software, Inc.	77,752	198,268
*Cascade Microtech, Inc.	19,250	77,385
Cass Information Systems, Inc.	31,665	1,096,876
#*Cavium Networks, Inc.	29,600	558,552
*CEVA, Inc.	55,703	488,515
*Checkpoint Systems, Inc.	34,000	589,220
*Chordiant Software, Inc.	66,031	259,502
*Ciber, Inc.	72,351	239,482
#*Ciena Corp.	21,871	244,080
*Cirrus Logic, Inc.	168,653	907,353
*Cogent, Inc.	53,045	604,713
Cognex Corp.	49,910	823,515
Cohu, Inc.	63,747	773,251
*Comarco, Inc.	11,901	26,658
—#*Commerce One LLC.	1,966	—
#*CommScope, Inc.	44,900	1,149,440
Communications Systems, Inc.	16,652	198,991
*CommVault Systems, Inc.	35,712	621,746
*ComScore, Inc.	19,458	296,151
#*Comtech Telecommunications Corp.	31,458	1,002,566
#*Comverge, Inc.	46,502	611,966
*Concurrent Computer Corp.	19,450	105,419
*Constant Contact, Inc.	24,071	544,245
*Convergys Corp.	23,898	255,948
*CPI International, Inc.	37,542	358,526
*Cray, Inc.	71,418	579,914
#*CSG Systems International, Inc.	51,140	853,015
*CSP, Inc.	1,770	6,673
CTS Corp.	29,900	252,057

1026

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CyberOptics Corp.	23,432	$156,994
#*CyberSource Corp.	118,987	2,063,235
#*Cymer, Inc.	33,606	1,149,661
#*Cypress Semiconductor Corp.	118,100	1,254,222
Daktronics, Inc.	41,414	347,049
*Datalink Corp.	20,260	61,793
*Dataram Corp.	22,342	32,619
*DDi Corp.	54,118	259,766
#*DealerTrack Holdings, Inc.	38,600	765,438
*Deltek, Inc.	40,850	253,679
*DemandTec, Inc.	36,112	321,758
*DG FastChannel, Inc.	36,151	758,810
*Digi International, Inc.	66,798	682,008
#*Digimarc Corp.	17,785	247,212
*Digital River, Inc.	39,478	1,395,547
#*Diodes, Inc.	22,403	413,559
*Ditech Networks, Inc.	34,593	47,046
*DivX, Inc.	52,751	307,538
*Double-Take Software, Inc.	44,852	390,212
*DSP Group, Inc.	62,127	541,126
#*DTS, Inc.	30,989	851,268
*Dynamics Research Corp.	26,472	326,135
#*EarthLink, Inc.	121,590	1,027,436
#*Ebix, Inc.	18,596	771,362
#*Echelon Corp.	87,926	745,612
*EDGAR Online, Inc.	46,865	69,360
*Edgewater Technology, Inc.	8,958	23,739
Electro Rent Corp.	57,465	547,067
*Electro Scientific Industries, Inc.	58,768	769,861
*Electronics for Imaging, Inc.	73,570	838,698
*eLoyalty Corp.	5,466	49,522
*EMS Technologies, Inc.	30,719	675,818
*Emulex Corp.	111,540	1,018,360
*Endwave Corp.	29,837	71,012
*Entegris, Inc.	119,099	444,239
#*Epicor Software Corp.	120,979	735,552
#*EPIQ Systems, Inc.	76,755	1,231,918
*ePlus, Inc.	9,420	154,205
#*Euronet Worldwide, Inc.	66,770	1,404,841
*Exar Corp.	38,414	270,050
*ExlService Holdings, Inc.	40,597	526,949
*Extreme Networks, Inc.	91,224	207,078
#Fair Isaac Corp.	58,190	1,116,666
*Fairchild Semiconductor Corp. Class A	145,300	1,282,999
*FalconStor Software, Inc.	35,334	189,037
#*Faro Technologies, Inc.	38,250	677,025
#*FEI Co.	47,298	1,158,801
#*FormFactor, Inc.	61,651	1,421,056
*Forrester Research, Inc.	31,271	705,786
*Frequency Electronics, Inc.	14,683	51,391
*Gerber Scientific, Inc.	68,491	214,377
*Global Cash Access, Inc.	154,392	1,389,528
*Globecomm Systems, Inc.	45,005	357,340
*GSE Systems, Inc.	31,460	246,961
*GSI Commerce, Inc.	48,934	892,556
*GSI Technology, Inc.	68,996	273,224
*GTSI Corp.	19,287	122,665
*Guidance Software, Inc.	42,682	170,301
*Hackett Group, Inc.	117,708	357,832
*Harmonic, Inc.	136,337	944,815
*Harris Stratex Networks, Inc. Class A	33,336	231,352

1027

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Hauppauge Digital, Inc.	28,391	$31,514
#Heartland Payment Systems, Inc.	22,600	240,916
#*Henry Bros. Electronics, Inc.	17,284	102,840
#*Hittite Microwave Corp.	26,890	944,377
*Hughes Communications, Inc.	7,754	201,604
*Hutchinson Technology, Inc.	2,641	8,636
*Hypercom Corp.	53,401	113,744
*I.D. Systems, Inc.	12,498	45,868
*i2 Technologies, Inc.	41,770	562,224
#*ICx Technologies, Inc.	9,286	46,709
*iGATE Corp.	111,113	805,569
#*iGo, Inc.	39,755	32,202
*Ikanos Communications, Inc.	20,882	36,752
*Imation Corp.	48,894	443,958
Imergent, Inc.	6,109	42,702
*Immersion Corp.	77,081	325,282
#*Infinera Corp.	93,830	635,229
*infoGROUP, Inc.	86,830	522,717
*InfoSpace, Inc.	89,562	655,594
*Innodata Isogen, Inc.	57,116	304,999
*Insight Enterprises, Inc.	28,800	296,640
*Integral Systems, Inc.	36,661	263,226
*Integrated Device Technology, Inc.	240,550	1,628,524
*Integrated Silicon Solution, Inc.	74,212	233,768
#*Intelli-Check, Inc.	25,219	43,377
*Intellon Corp.	3,274	15,060
*Interactive Intelligence, Inc.	34,352	555,128
*InterDigital, Inc.	12,095	358,133
*Intermec, Inc.	68,493	934,245
*Internap Network Services Corp.	57,715	175,454
*International Rectifier Corp.	22,522	372,964
*Internet Brands, Inc.	49,289	370,160
*Internet Capital Group, Inc.	79,500	593,865
*Interphase Corp.	15,555	77,619
*Intevac, Inc.	44,844	516,154
*IntriCon Corp.	17,118	44,507
*INX, Inc.	23,065	132,624
#*IPG Photonics Corp.	59,220	635,431
*Isilon Systems, Inc.	63,125	328,881
*Iteris, Inc.	94,250	115,928
#*Ixia	126,115	950,907
*IXYS Corp.	84,408	652,474
#*j2 Global Communications, Inc.	36,765	881,992
*JDA Software Group, Inc.	38,000	783,180
*JDS Uniphase Corp.	19,400	113,684
Keithley Instruments, Inc.	32,135	178,992
*Kenexa Corp.	27,989	341,466
*Key Tronic Corp.	27,708	48,489
*Keynote Systems, Inc.	46,250	465,275
*Knot, Inc. (The)	60,894	532,214
*Kopin Corp.	196,868	781,566
*Kulicke & Soffa Industries, Inc.	91,075	534,610
*KVH Industries, Inc.	34,506	280,534
#*L-1 Identity Solutions, Inc.	103,286	812,861
*LaserCard Corp.	25,018	192,639
*Lattice Semiconductor Corp.	115,863	256,057
*Lawson Software, Inc.	208,029	1,235,692
*LeCroy Corp.	27,345	108,560
*Limelight Networks, Inc.	95,259	377,226
*Lionbridge Technologies, Inc.	52,627	115,779
*Liquidity Services, Inc.	61,487	705,871

1028

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Littlefuse, Inc.	24,500	$573,300
*LoJack Corp.	30,530	124,562
*LookSmart, Ltd.	50,529	57,098
#*LoopNet, Inc.	63,624	508,992
*Loral Space & Communications, Inc.	18,487	386,933
*Mace Security International, Inc.	4,785	4,737
*Management Network Group, Inc.	32,005	10,562
#*Manhattan Associates, Inc.	25,574	473,119
*ManTech International Corp. Class A	12,600	671,580
#Marchex, Inc. Class B	33,980	148,832
Maximus, Inc.	16,424	699,991
#*Maxwell Technologies, Inc.	25,400	359,664
*Measurement Specialties, Inc.	30,238	243,416
*Mentor Graphics Corp.	26,725	185,472
*Mercury Computer Systems, Inc.	56,509	649,854
*Merrimac Industries, Inc.	1,920	16,224
Mesa Laboratories, Inc.	5,853	128,766
Methode Electronics, Inc.	79,438	602,140
Micrel, Inc.	63,592	497,289
#*MicroStrategy, Inc.	5,198	317,338
*Microtune, Inc.	24,117	49,681
*Mindspeed Technologies, Inc.	4,312	11,642
*MIPS Technologies, Inc.	77,894	277,303
*MKS Instruments, Inc.	76,951	1,490,541
Mocon, Inc.	10,068	82,457
*ModusLink Global Solutions, Inc.	112,757	803,957
#*Monolithic Power Systems, Inc.	40,943	908,525
*MoSys, Inc.	90,805	147,104
*Move, Inc.	86,115	229,927
*MSC.Software Corp.	74,760	546,496
MTS Systems Corp.	18,096	425,075
#*Multi-Fineline Electronix, Inc.	53,609	1,221,749
*Nanometrics, Inc.	36,710	136,194
*Napco Security Technologies, Inc.	53,748	69,872
#*NCI, Inc.	20,244	641,532
#*NETGEAR, Inc.	41,819	711,341
#*NetLogic Microsystems, Inc.	22,183	881,552
*NetScout Systems, Inc.	104,888	1,043,636
#*NetSuite, Inc.	32,900	400,064
*Network Engines, Inc.	3,682	3,424
*Network Equipment Technologies, Inc.	63,303	360,827
*Newport Corp.	67,823	501,212
*NIC, Inc.	77,565	588,718
*Novatel Wireless, Inc.	63,300	600,084
*Nu Horizons Electronics Corp.	52,542	207,541
*NumereX Corp. Class A	25,034	137,812
O.I. Corp.	2,700	13,770
*Occam Networks, Inc.	55,761	219,698
#*Omniture, Inc.	75,460	1,032,293
#*OmniVision Technologies, Inc.	50,800	672,084
*Online Resources Corp.	63,676	420,898
*Onvia, Inc.	21,001	120,756
*Open Text Corp.	7,466	281,319
*Oplink Communications, Inc.	52,098	662,687
OPNET Technologies, Inc.	61,468	583,946
*Opnext, Inc.	46,636	94,671
*Optelecom-NKF, Inc.	5,241	19,392
*Optical Cable Corp.	17,761	61,275
*Orbcomm, Inc.	85,137	190,707
*OSI Systems, Inc.	30,235	598,955
#*Palm, Inc.	109,694	1,725,487

1029

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PAR Technology Corp.	31,086	$171,595
Park Electrochemical Corp.	25,288	590,981
#*ParkerVision, Inc.	36,150	110,258
*PC Connection, Inc.	67,101	385,160
*PC Mall, Inc.	30,049	261,126
*PC-Tel, Inc.	63,459	424,541
*PDF Solutions, Inc.	7,200	16,560
Pegasystems, Inc.	85,828	2,428,932
*Perceptron, Inc.	30,364	124,492
*Perficient, Inc.	58,600	432,468
*Performance Technologies, Inc.	26,104	78,312
*Pericom Semiconductor Corp.	62,021	589,200
#*Pervasive Software, Inc.	51,843	275,805
*Phoenix Technologies, Ltd.	65,984	218,407
*Photronics, Inc.	55,848	285,383
Plantronics, Inc.	42,048	995,276
*PLATO Learning, Inc.	44,122	191,048
*Plexus Corp.	49,307	1,266,697
*PLX Technology, Inc.	67,987	265,149
#Power Integrations, Inc.	30,060	880,457
#*Presstek, Inc.	85,991	146,185
•*Price Communications Liquidation Trust	68,586	9,367
*Progress Software Corp.	44,435	1,005,564
*PROS Holdings, Inc.	16,800	132,048
QAD, Inc.	78,415	294,840
Qualstar Corp.	700	1,540
*QuickLogic Corp.	6,359	8,076
*Radiant Systems, Inc.	72,197	726,302
*RadiSys Corp.	54,628	432,654
*RAE Systems, Inc.	36,699	55,416
#*Rambus, Inc.	56,750	960,778
*Ramtron International Corp.	30,026	35,731
*RealNetworks, Inc.	139,262	403,860
#Renaissance Learning, Inc.	48,509	471,993
*RF Industries, Ltd.	800	3,600
Richardson Electronics, Ltd.	32,226	119,881
*RightNow Technologies, Inc.	52,219	628,717
*Rimage Corp.	22,902	381,776
#*Riverbed Technology, Inc.	54,100	1,082,541
#*Rofin-Sinar Technologies, Inc.	38,645	838,983
*Rogers Corp.	18,834	469,908
*Rubicon Technology, Inc.	8,264	97,680
*Rudolph Technologies, Inc.	34,646	283,058
*S1 Corp.	169,558	1,202,166
#*Saba Software, Inc.	52,271	199,153
*Salary.com, Inc.	100	280
*Sapient Corp.	142,342	950,845
#*SAVVIS, Inc.	15,360	222,874
#*ScanSource, Inc.	33,032	942,403
*Scientific Learning Corp.	39,471	86,047
*SCM Microsystems, Inc.	43,654	96,039
*SeaChange International, Inc.	67,886	621,157
*Semitool, Inc.	73,742	436,553
*Semtech Corp.	59,980	1,103,632
Servidyne, Inc.	9,190	17,093
*ShoreTel, Inc.	69,891	602,460
#*Sigma Designs, Inc.	44,495	719,484
*Silicon Graphics International Corp.	52,023	261,155
*Silicon Image, Inc.	191,210	468,465
*Silicon Storage Technology, Inc.	278,776	524,099
#*Skyworks Solutions, Inc.	201,245	2,431,040

1030

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Smart Modular Technologies (WWH), Inc.	1,700	$5,066
*Smith Micro Software, Inc.	80,206	916,755
*Soapstone Networks, Inc.	43,133	21,351
#*Sonic Solutions, Inc.	16,628	60,360
*SonicWALL, Inc.	140,315	1,064,991
*Sonus Networks, Inc.	75,264	143,002
*Soundbite Communications, Inc.	1,082	3,462
*Sourcefire, Inc.	54,613	963,373
*Spark Networks, Inc.	60,096	147,836
*Spectrum Control, Inc.	36,098	356,287
*SPSS, Inc.	19,850	982,178
*SRA International, Inc.	45,381	894,006
*SRS Labs, Inc.	49,571	368,808
*Standard Microsystems Corp.	28,100	651,920
*Starent Networks Corp.	37,774	905,821
*StarTek, Inc.	44,227	417,945
#*STEC, Inc.	126,449	4,310,646
#*Stratasys, Inc.	47,697	752,659
*SuccessFactors, Inc.	45,759	482,757
*Super Micro Computer, Inc.	6,611	52,491
*Supertex, Inc.	29,510	680,206
*Support.com, Inc.	118,795	292,236
*Switch and Data Facilities Co.	31,847	442,355
*Sycamore Networks, Inc.	431,415	1,466,811
*Symmetricom, Inc.	107,661	697,643
*Symyx Technologies, Inc.	98,680	683,852
#*Synaptics, Inc.	27,717	664,377
*Synchronoss Technologies, Inc.	57,121	678,597
#*SYNNEX Corp.	53,859	1,530,673
Syntel, Inc.	8,049	318,579
*Taleo Corp. Class A	48,755	853,213
#*Tech Data Corp.	25,000	873,250
Technitrol, Inc.	24,829	180,259
*TechTarget, Inc.	2,782	15,579
*TechTeam Global, Inc.	29,672	192,571
*Techwell, Inc.	48,312	460,896
*Tekelec	68,099	1,252,341
#*TeleCommunication Systems, Inc.	96,468	798,755
*TeleTech Holdings, Inc.	56,796	949,629
*Telular Corp.	46,608	122,113
#*Teradyne, Inc.	146,390	1,153,553
#*Terremark Worldwide, Inc.	120,903	753,226
*Tessco Technologies, Inc.	12,894	194,442
*Tessera Technologies, Inc.	54,191	1,522,225
TheStreet.com, Inc.	26,681	55,496
*THQ, Inc.	1,238	8,307
#*TIBCO Software, Inc.	10,078	87,981
*Tier Technologies, Inc. Class B	30,501	225,707
#*TiVo, Inc.	90,637	929,029
*TNS, Inc.	17,500	401,275
*Tollgrade Communications, Inc.	20,340	113,701
#*Track Data Corp.	4,850	16,248
*Transact Technologies, Inc.	16,650	91,242
*Travelzoo, Inc.	20,873	284,916
*Trident Microsystems, Inc.	49,200	82,656
*Trio-Tech International	2,200	5,313
*Triquint Semiconductor, Inc.	136,226	978,103
*TSR, Inc.	1,884	4,051
*TTM Technologies, Inc.	104,811	1,034,485
#*Tyler Technologies, Inc.	43,730	673,442
#*Ultimate Software Group, Inc.	15,481	396,314

1031

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ultra Clean Holdings, Inc.	31,238	$123,390
*Ultratech, Inc.	56,196	669,294
*Unica Corp.	49,640	310,746
United Online, Inc.	105,196	965,699
#*Universal Display Corp.	41,360	502,524
#*UTStarcom, Inc.	95,504	163,312
#*ValueClick, Inc.	92,302	1,061,473
*Veeco Instruments, Inc.	24,500	461,580
#*VeriFone Holdings, Inc.	47,100	424,371
*Viasat, Inc.	34,570	933,390
*Vicon Industries, Inc.	12,667	82,336
*Video Display Corp.	29,656	92,527
*Virage Logic Corp.	57,901	288,926
*Virtusa Corp.	31,936	297,644
*Vishay Intertechnology, Inc.	13,690	97,336
*Vocus, Inc.	16,676	280,490
*Volterra Semiconductor Corp.	45,106	748,309
Wayside Technology Group, Inc.	12,865	95,458
*Web.com Group, Inc.	74,652	458,363
*Websense, Inc.	38,904	575,779
*White Electronics Designs Corp.	54,763	250,267
*Wireless Ronin Technologies, Inc.	12,977	39,320
*WPCS International, Inc.	11,267	32,787
*Wright Express Corp.	24,280	686,638
*ZiLOG, Inc.	36,394	90,621
#*Zix Corp.	106,977	176,512
*Zoran Corp.	64,560	743,731
*Zygo Corp.	30,838	194,896

Total Information Technology		206,519,303

Materials — (3.9%)
A. Schulman, Inc.	30,700	654,217
A.M. Castle & Co.	46,837	494,130
*AEP Industries, Inc.	11,589	369,805
AK Steel Holding Corp.	100,772	1,982,185
#AMCOL International Corp.	33,660	633,145
*American Pacific Corp.	15,005	121,540
#American Vanguard Corp.	48,280	418,105
*Arabian American Development Co.	633	2,184
Arch Chemicals, Inc.	29,840	792,252
#*Balchem Corp.	37,876	1,051,059
*Brush Engineered Materials, Inc.	40,460	863,012
*Buckeye Technologies, Inc.	44,700	283,845
*Bway Holding Co.	39,900	634,410
Cabot Corp.	75,100	1,374,330
#*Calgon Carbon Corp.	45,320	574,204
Carpenter Technology Corp.	53,831	1,006,101
#*Century Aluminum Co.	7,300	61,174
#*Coeur d’Alene Mines Corp.	32,200	457,240
#Compass Minerals International, Inc.	1,288	68,509
*Continental Materials Corp.	1,000	8,600
*Core Molding Technologies, Inc.	24,700	75,582
Cytec Industries, Inc.	8,800	220,880
Deltic Timber Corp.	12,500	562,125
Eagle Materials, Inc.	45,300	1,236,690
Friedman Industries, Inc.	21,732	119,743
*Gentek, Inc.	20,805	493,703
H.B. Fuller Co.	55,958	1,128,113
Hawkins, Inc.	18,860	353,814
*Haynes International, Inc.	2,300	52,969
#*Headwaters, Inc.	11,400	34,998

1032

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Hecla Mining Co.	123,100	$387,765
*Horsehead Holding Corp.	62,746	670,755
*ICO, Inc.	66,529	274,765
Innophos Holdings, Inc.	30,200	567,156
*Innospec, Inc.	5,900	70,446
Kaiser Aluminum Corp.	19,093	631,215
KMG Chemicals, Inc.	32,047	237,148
Koppers Holdings, Inc.	10,480	292,497
*Kronos Worldwide, Inc.	47,601	391,280
*Landec Corp.	64,104	405,137
*Louisiana-Pacific Corp.	52,535	221,698
*LSB Industries, Inc.	35,889	637,389
Minerals Technologies, Inc.	24,600	1,069,362
#*Mines Management, Inc.	67,883	120,153
*Mod-Pac Corp.	5,715	15,545
Myers Industries, Inc.	64,570	635,369
Neenah Paper, Inc.	15,048	147,470
NewMarket Corp.	27,175	2,055,789
#NL Industries, Inc.	138,859	948,407
*Northern Technologies International Corp.	6,826	59,318
Olin Corp.	3,931	54,208
#Olympic Steel, Inc.	17,755	452,930
#*OM Group, Inc.	43,100	1,450,746
*OMNOVA Solutions, Inc.	7,710	43,253
P.H. Glatfelter Co.	56,817	588,056
*Penford Corp.	28,595	187,583
*PolyOne Corp.	43,601	187,048
Quaker Chemical Corp.	29,113	524,034
*Ready Mix, Inc.	7,721	29,340
*Rock of Ages Corp.	626	1,343
Rock-Tenn Co. Class A	27,182	1,222,103
#*Rockwood Holdings, Inc.	17,200	308,224
#Royal Gold, Inc.	13,695	562,591
*RTI International Metals, Inc.	33,400	593,184
Schnitzer Steel Industries, Inc. Class A	10,430	560,821
Schweitzer-Maudoit International, Inc.	28,091	918,576
*Senomyx, Inc.	15,339	42,949
#Sensient Technologies Corp.	35,719	899,762
*Solitario Exploration & Royalty Corp.	28,095	56,190
*Solutia, Inc.	28,100	251,214
*Spartech Corp.	21,516	268,950
Stepan Co.	21,655	969,711
*Stillwater Mining Co.	93,000	622,170
*Synalloy Corp.	19,379	168,597
#Temple-Inland, Inc.	84,887	1,329,330
#Texas Industries, Inc.	29,500	1,342,250
*U.S. Concrete, Inc.	81,636	160,006
#*U.S. Gold Corp.	10,276	30,417
*United States Lime & Minerals, Inc.	16,822	659,254
*Universal Stainless & Alloy Products, Inc.	14,270	251,295
#*W.R. Grace & Co.	68,900	1,145,807
#Walter Energy, Inc.	11,800	582,448
*Wausau Paper Corp.	102,697	965,352
#Westlake Chemical Corp.	74,700	1,866,753
#Worthington Industries, Inc.	77,437	1,023,717
Zep, Inc.	34,793	559,471
#*Zoltek Companies, Inc.	32,400	321,408

Total Materials		47,168,419

Other — (0.0%)
—*Allen Organ Co. Escrow Shares	700	6,361

1033

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Other — (Continued)
—*ePresence, Inc. Escrow Shares	8,100	$—
—*Landco Real Estate LLC.	700	—
—*MAIR Holdings, Inc. Escrow Shares	23,464	—
—*Petrocorp, Inc. Escrow Shares	5,200	312

Total Other		6,673

Telecommunication Services — (1.0%)
Alaska Communications Systems Group, Inc.	35,416	262,433
*Arbinet Corp.	53,115	111,541
Atlantic Tele-Network, Inc.	28,550	1,197,101
#*Cbeyond, Inc.	31,579	442,738
*Centennial Communications Corp.	92,494	709,429
*Cincinnati Bell, Inc.	228,493	715,183
#*Cogent Communications Group, Inc.	73,994	613,410
Consolidated Communications Holdings, Inc.	34,564	436,543
D&E Communications, Inc.	34,986	370,852
*General Communications, Inc. Class A	108,233	741,396
*Global Crossing, Ltd.	9,600	104,352
Hickory Tech Corp.	38,057	322,343
#Iowa Telecommunications Services, Inc.	54,576	669,102
*iPCS, Inc.	42,448	764,488
*Neutral Tandem, Inc.	20,949	649,419
#NTELOS Holdings Corp.	34,560	535,334
*PAETEC Holding Corp.	15,550	45,717
#*Premiere Global Services, Inc.	76,314	731,851
*Shenandoah Telecommunications Co.	21,160	430,818
*SureWest Communications	5,486	70,276
*Syniverse Holdings, Inc.	73,854	1,294,661
*USA Mobility, Inc.	71,330	962,955
Warwick Valley Telephone Co.	1,600	18,464
*Xeta Corp.	27,289	58,671

Total Telecommunication Services		12,259,077

Utilities — (2.1%)
ALLETE, Inc.	37,171	1,188,729
American States Water Co.	25,359	921,800
#Artesian Resources Corp. Class A	19,176	339,223
#Avista Corp.	62,189	1,151,740
Black Hills Corp.	43,190	1,123,372
*Cadiz, Inc.	14,407	167,697
California Water Service Group	24,098	912,591
Central Vermont Public Service Corp.	27,675	510,327
CH Energy Group, Inc.	19,421	961,145
Chesapeake Utilities Corp.	19,905	659,851
Connecticut Water Services, Inc.	24,393	527,621
Delta Natural Gas Co., Inc.	9,250	222,832
*El Paso Electric Co.	55,205	834,148
Empire District Electric Co.	39,230	720,263
Energy West, Inc.	13,998	116,463
Florida Public Utilities Co.	17,974	250,917
Laclede Group, Inc.	37,663	1,264,347
Maine & Maritimes Corp.	1,400	50,400
#MGE Energy, Inc.	31,592	1,133,205
Middlesex Water Co.	39,690	606,860
#New Jersey Resources Corp.	41,267	1,592,906
Northwest Natural Gas Co.	23,742	1,059,843
NorthWestern Corp.	42,263	1,022,765
Pennichuck Corp.	12,500	286,875
PNM Resources, Inc.	104,990	1,280,878
RGC Resources, Inc.	6,594	171,774
SJW Corp.	42,342	949,308

1034

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
South Jersey Industries, Inc.	34,187	$1,260,817
Southwest Gas Corp.	34,223	828,881
#Southwest Water Co.	40,458	197,840
#UIL Holdings Corp.	31,163	760,377
Unisource Energy Corp.	36,525	1,008,090
Unitil Corp.	1,900	39,216
York Water Co.	26,992	467,231

Total Utilities		24,590,332

TOTAL COMMON STOCKS		976,525,167

RIGHTS/WARRANTS — (0.0%)
*Contra Phramacopeia, Inc. Rights 12/31/11	38,293	—
—*German American Bancorp, Inc. Rights	31,480	—
—*Lantronix, Inc. Warrants 2008	17	—
—*Mossimo, Inc. Contingent Rights	2,300	—
—*Preferred Bank Rights 08/24/09	21,837	7,337
—*Tengasco, Inc. Warrants	512	—
*Valley National Bancorp Warrants 06/30/15	3	7

TOTAL RIGHTS/WARRANTS		7,344

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	2,182,802	2,182,802

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (18.5%)
§@DFA Short Term Investment Fund LP	218,854,428	218,854,428
@Repurchase Agreement, Deutsche Bank 0.20%, 08/03/09 (Collateralized by $2,109,947 FHLMC 4.000%, 07/01/39, valued at $2,054,870) to be repurchased at $1,995,052	$1,995	1,995,019
@Repurchase Agreement, UBS Securities LLC. 0.19%, 08/03/09 (Collateralized by $850,000 FNMA 6.000%, 02/01/39, valued at $792,761) to be repurchased at $769,394	769	769,382

TOTAL SECURITIES LENDING COLLATERAL		221,618,829

TOTAL INVESTMENTS — (100.0%) (Cost $1,128,649,424)##		$1,200,334,142

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$153,864,077	—	—	$153,864,077
Consumer Staples	42,672,268	—	—	42,672,268
Energy	37,625,216	—	—	37,625,216
Financials	156,159,252	—	—	156,159,252
Health Care	139,400,895	$56,635	—	139,457,530
Industrials	156,203,020	—	—	156,203,020
Information Technology	206,509,936	9,367	—	206,519,303
Materials	47,168,419	—	—	47,168,419

1035

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Other	—	6,673	—	6,673
Telecommunication Services	12,259,077	—	—	12,259,077
Utilities	24,590,332	—	—	24,590,332
Rights/Warrants	6	7,337	—	7,344
Temporary Cash Investments	2,182,802	—	—	2,182,802
Securities Lending Collateral	—	221,618,829	—	221,618,829

TOTAL	$978,635,300	$221,698,842	—	$1,200,334,142

1036

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.9%)
AUSTRALIA — (2.9%)
*Alumina, Ltd.	238,609	$341,550
Amcor, Ltd.	470,381	1,938,860
Bank of Queensland, Ltd.	34,296	321,749
Bendigo Bank, Ltd.	113,002	772,949
BlueScope Steel, Ltd.	438,641	1,235,610
#Boral, Ltd.	350,543	1,460,314
Caltex Australia, Ltd.	144,422	1,574,134
Crown, Ltd.	218,556	1,363,001
CSR, Ltd.	1,066,893	1,659,026
Downer EDI, Ltd.	189,686	1,023,859
#Fairfax Media, Ltd.	586,275	720,075
Goodman Fielder, Ltd.	660,307	764,398
*Incitec Pivot, Ltd.	313,539	723,745
Insurance Australia Group, Ltd.	660,299	2,019,893
Lend Lease Corp., Ltd.	121,651	787,158
#Macquarie Group, Ltd.	139,902	5,141,330
National Australia Bank, Ltd.	301,060	6,110,317
OneSteel, Ltd.	611,810	1,526,942
OZ Minerals, Ltd.	979,648	921,740
Qantas Airways, Ltd.	637,876	1,231,412
Seven Network, Ltd.	21,595	114,844
Sims Metal Management, Ltd.	27,670	647,034
Suncorp-Metway, Ltd.	472,551	2,802,026
TABCORP Holdings, Ltd.	2,500	15,087
Toll Holdings, Ltd.	388,156	2,200,176
Washington H. Soul Pattinson & Co., Ltd.	47,047	431,272
#*Wesfarmers, Ltd.	767,473	16,531,961

TOTAL AUSTRALIA		54,380,462

AUSTRIA — (0.2%)
Erste Group Bank AG.	48,707	1,697,910
OMV AG.	23,404	928,670
Voestalpine AG.	42,581	1,181,193

TOTAL AUSTRIA		3,807,773

BELGIUM — (0.6%)
Delhaize Group	55,030	3,938,914
Delhaize Group Sponsored ADR.	10,600	754,614
Solvay SA.	28,243	2,767,823
#UCB SA.	99,152	3,277,001

TOTAL BELGIUM		10,738,352

CANADA — (8.7%)
Astral Media, Inc. Class A	22,250	606,208
Bank of Montreal	312,528	15,672,093
Barrick Gold Corp.	103,757	3,623,428
BCE, Inc.	114,400	2,626,235
Canadian Pacific Railway, Ltd.	125,403	5,576,054
Canadian Tire Corp. Class A	62,053	3,115,179
Canadian Utilities, Ltd. Class A	13,500	458,668
*CGI Group, Inc.	227,161	2,309,040
Cogeco Cable, Inc.	2,250	59,840
Empire Co., Ltd. Class A	19,858	761,692
EnCana Corp.	5,546	297,468
Ensign Energy Services, Inc.	47,000	712,908
Fairfax Financial Holdings, Inc.	9,700	2,953,446

1037

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
First Quantum Minerals, Ltd.	25,400	$1,691,761
George Weston, Ltd.	38,500	2,098,245
Gerdau Ameristeel Corp.	63,889	443,027
Goldcorp, Inc.	355,694	13,514,556
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,187,022
Intact Financial Corp.	21,200	695,876
Loblaw Companies, Ltd.	71,387	2,266,359
Magna International, Inc. Class A	56,394	2,853,073
Manitoba Telecom Services, Inc.	8,700	279,434
#Manulife Financial Corp.	583,408	14,167,513
Metro, Inc. Class A	58,400	1,829,659
National Bank of Canada	91,700	4,946,565
Onex Corp.	42,400	832,453
Petro-Canada	266,400	11,002,215
*Sino-Forest Corp.	119,100	1,625,222
#Sun Life Financial, Inc.	488,350	16,691,619
Talisman Energy, Inc.	423,559	6,546,537
*Teck Resources, Ltd. Class B	97,700	2,571,172
Telus Corp.	4,900	141,462
Thomson Reuters Corp.	203,565	6,574,172
Toronto Dominion Bank	322,721	18,906,403
TransCanada Corp.	236,052	6,713,978
*Viterra, Inc.	122,927	1,034,995
Yamana Gold, Inc.	392,465	3,741,579

TOTAL CANADA		161,127,156

DENMARK — (1.0%)
#A P Moller - Maersk A.S.	844	5,255,602
Carlsberg A.S. Series B	71,633	4,972,225
Danisco A.S.	32,259	1,577,503
*Danske Bank A.S.	226,831	4,706,515
*Jyske Bank A.S.	29,350	1,081,672
*Sydbank A.S.	22,100	556,809

TOTAL DENMARK		18,150,326

FINLAND — (0.7%)
Kesko Oyj	68,400	1,805,142
#Neste Oil Oyj	26,895	380,676
Rautaruukki Oyj Series K	16,100	348,493
Sampo Oyj	57,704	1,202,111
*Stora Enso Oyj Series R	584,456	3,714,791
#UPM-Kymmene Oyj	522,500	5,473,893

TOTAL FINLAND		12,925,106

FRANCE — (8.1%)
#Air France-KLM	157,437	1,979,563
#AXA SA.	948,963	20,030,965
AXA SA Sponsored ADR.	403,078	8,521,069
BNP Paribas SA.	324,992	23,598,019
#Capgemini SA.	59,817	2,764,674
Casino Guichard Perrachon SA.	29,583	2,032,585
Ciments Francais SA.	10,168	992,593
CNP Assurances SA.	27,496	2,507,752
#Compagnie de Saint-Gobain	267,410	10,815,157
Compagnie Generale des Establissements Michelin Series B	39,505	2,851,801
Credit Agricole SA.	469,537	6,687,540
Credit Industriel et Commercial	3,905	572,974
#European Aeronautic Defence & Space Co.	215,176	4,105,414
*Lafarge SA.	109,354	7,899,771
#Lagardere SCA.	86,944	3,244,127

1038

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Peugeot SA.	66,000	$1,999,393
PPR SA.	61,307	6,828,158
*Renault SA.	63,569	2,701,364
Safran SA.	77,902	1,204,285
Schneider Electric SA.	47,897	4,348,134
SCOR SE.	125,072	3,004,268
Societe Generale Paris	191,546	12,280,020
#STMicroelectronics NV.	551,076	4,212,788
Vivendi SA.	551,039	14,125,064

TOTAL FRANCE		149,307,478

GERMANY — (8.3%)
Allianz SE.	188,633	18,675,579
Allianz SE. Sponsored ADR.	716,588	7,101,387
#Bayerische Motoren Werke AG.	235,671	10,875,349
#*Commerzbank AG.	211,454	1,663,939
#Daimler AG. (5529027)	505,191	23,371,127
Daimler AG. (D1668R123)	102,800	4,775,060
#Deutsche Bank AG.	113,494	7,334,786
Deutsche Lufthansa AG.	141,492	1,909,369
#Deutsche Telekom AG.	920,799	11,787,343
Deutsche Telekom AG. Sponsored ADR.	681,300	8,713,827
E.ON AG.	731,253	27,785,350
#Fraport AG.	23,273	1,066,239
#Generali Deutschland Holding AG.	10,428	859,965
#*Hannover Rueckversicherung AG.	25,951	1,054,547
#Heidelberger Zement AG.	7,862	338,979
#Linde AG.	32,199	3,039,712
#Munchener Rueckversicherungs-Gesellschaft AG.	109,310	16,543,350
Porsche Automobil Holding SE.	25,381	1,652,642
Salzgitter AG.	5,825	588,096
ThyssenKrupp AG.	142,023	4,355,847
*TUI AG.	38,235	248,013

TOTAL GERMANY		153,740,506

GREECE — (0.0%)
*EFG Eurobank Ergasias S.A.	31,083	406,484
Hellenic Petroleum S.A.	34,102	352,756

TOTAL GREECE		759,240

HONG KONG — (3.1%)
#Cathay Pacific Airways, Ltd.	706,626	1,092,716
Cheung Kong Holdings, Ltd.	892,000	11,485,219
Hang Lung Group, Ltd.	420,000	2,186,894
Henderson Land Development Co., Ltd.	551,000	3,641,115
Hong Kong and Shanghai Hotels, Ltd.	354,524	406,599
Hopewell Holdings, Ltd.	299,500	971,810
Hutchison Whampoa, Ltd.	1,568,000	11,669,991
Hysan Development Co., Ltd.	283,124	767,779
New World Development Co., Ltd.	1,518,506	3,606,756
Shun Tak Holdings, Ltd.	484,000	396,597
Sino Land Co., Ltd.	1,376,484	2,800,706
Sun Hung Kai & Co., Ltd.	35,000	27,434
Sun Hung Kai Properties, Ltd.	657,000	9,941,212
Tsim Sha Tsui Properties, Ltd.	249,333	810,801
Wharf Holdings, Ltd.	866,925	4,073,255
Wheelock and Co., Ltd.	924,000	2,589,541
Wheelock Properties, Ltd.	445,000	295,970

TOTAL HONG KONG		56,764,395

1039

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (0.0%)
CRH P.L.C. Sponsored ADR.	2,354	$58,214

ITALY — (1.7%)
Banca Monte Dei Paschi di Siena SpA.	850,229	1,595,393
#Banca Popolare di Milano Scarl	160,960	973,909
*Banco Popolare Scarl	63,409	512,168
#*Fiat SpA.	5,432	60,296
*Intesa Sanpaolo SpA.	2,175,138	8,088,016
Italcementi SpA.	94,820	1,241,565
Telecom Italia SpA.	964,141	1,509,332
Telecom Italia SpA. Sponsored ADR.	206,300	3,214,154
*UniCredito SpA.	2,737,011	7,986,642
Unione di Banche Italiane ScpA.	456,559	6,377,082
*Unipol Gruppo Finanziario SpA.	481,660	603,398

TOTAL ITALY		32,161,955

JAPAN — (12.6%)
#77 Bank, Ltd. (The)	298,000	1,758,421
#*AEON Co., Ltd.	308,000	2,986,764
#Aisin Seiki Co., Ltd.	91,000	2,331,858
Ajinomoto Co., Inc.	238,000	2,273,320
Amada Co., Ltd.	234,000	1,480,913
Aoyama Trading Co., Ltd.	14,400	242,723
#*Aozora Bank, Ltd.	254,000	349,209
Asahi Glass Co., Ltd.	142,000	1,227,768
Asahi Kasei Corp.	203,000	1,046,074
ASATSU-DK, Inc.	6,000	134,359
#Bank of Kyoto, Ltd. (The)	154,000	1,391,239
Bank of Nagoya, Ltd. (The)	64,000	279,742
Bridgestone Corp.	189,900	3,285,176
Canon Marketing Japan, Inc.	39,500	627,766
Chiba Bank, Ltd. (The)	316,000	2,037,732
Chudenko Corp.	11,200	179,132
Chugoku Bank, Ltd. (The)	77,400	1,040,334
Citizen Holdings Co., Ltd.	144,000	779,022
Coca-Cola West Co., Ltd.	24,700	483,756
Comsys Holdings Corp.	46,000	530,699
Cosmo Oil Co., Ltd.	342,000	1,021,145
Credit Saison Co., Ltd.	60,800	789,106
Dai Nippon Printing Co., Ltd.	429,000	6,262,682
Daicel Chemical Industries, Ltd.	233,000	1,476,198
#Daido Steel Co., Ltd.	51,000	210,275
Daishi Bank, Ltd. (The)	255,000	1,011,686
Daiwa House Industry Co., Ltd.	318,200	3,271,424
#Dentsu, Inc.	71,600	1,505,685
DIC Corp.	226,000	316,910
Fuji Electric Holdings Co., Ltd.	46,000	80,415
#Fuji Heavy Industries, Ltd.	423,000	1,696,327
FUJIFILM Holdings Corp.	363,000	11,671,431
#Fujikura, Ltd.	167,000	879,233
Fukuoka Financial Group, Inc.	416,000	1,820,682
Glory, Ltd.	29,700	610,226
Gunma Bank, Ltd. (The)	184,000	1,066,108
#H2O Retailing Corp.	68,000	394,360
#Hachijuni Bank, Ltd. (The)	364,000	2,127,269
*Hakuhodo Dy Holdings, Inc.	13,520	740,864
Higo Bank, Ltd. (The)	164,000	1,002,534
*Hino Motors, Ltd.	36,000	119,584
Hitachi Construction Machinery Co., Ltd.	42,600	750,492
Hitachi Transport System, Ltd.	17,600	222,651
Hitachi, Ltd.	2,172,000	7,278,158

1040

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hitachi, Ltd. Sponsored ADR.	21,300	$712,698
Hokkoku Bank, Ltd. (The)	108,000	399,721
House Foods Corp.	37,000	520,652
Hyakugo Bank, Ltd. (The)	192,000	945,385
Hyakujishi Bank, Ltd. (The)	120,000	566,671
#Idemitsu Kosan Co., Ltd.	18,800	1,566,981
Isetan Mitsukoshi Holdings, Ltd.	126,600	1,338,148
*Isuzu Motors, Ltd.	461,000	814,815
Itochu Corp.	261,000	1,942,277
JS Group Corp.	191,440	2,962,610
JTEKT Corp.	75,400	852,032
Juroku Bank, Ltd.	127,000	455,750
Kagoshima Bank, Ltd. (The)	145,000	1,139,587
#Kamigumi Co., Ltd.	126,000	1,047,870
Kandenko Co., Ltd.	61,000	403,112
Kaneka Corp.	180,000	1,247,704
*Kawasaki Kisen Kaisha, Ltd.	121,000	453,745
Keiyo Bank, Ltd. (The)	108,000	602,403
Kinden Corp.	109,000	913,527
Kobe Steel, Ltd.	1,414,000	2,717,612
Kuraray Co., Ltd.	111,000	1,253,668
Kyocera Corp.	80,500	6,459,163
#Marui Group Co., Ltd.	90,500	649,105
#Mazda Motor Corp.	334,000	867,082
*Mediceo Paltac Holdings Co., Ltd.	52,500	655,792
#*MEIJI Holdings Co., Ltd.	7,400	298,737
#Mitsubishi Chemical Holdings Corp.	340,500	1,523,959
Mitsubishi Gas Chemical Co., Inc.	235,000	1,443,673
Mitsubishi Heavy Industries, Ltd.	1,449,000	5,775,624
Mitsubishi Logistics Corp.	69,000	853,496
*Mitsubishi Materials Corp.	523,000	1,412,323
#Mitsubishi Rayon Co., Ltd.	310,000	844,512
Mitsubishi Tanabe Pharma Corp.	81,000	962,243
#Mitsui Chemicals, Inc.	456,000	1,670,074
*Mitsui Mining and Smelting Co., Ltd.	257,000	705,736
Nagase & Co., Ltd.	96,000	1,083,702
*NEC Corp.	881,000	3,075,678
#NGK Spark Plug Co., Ltd.	145,000	1,593,122
Nippon Express Co., Ltd.	574,000	2,627,883
Nippon Kayaku Co., Ltd.	68,000	562,939
#Nippon Meat Packers, Inc.	51,397	628,766
Nippon Mining Holdings, Inc.	636,500	3,019,375
Nippon Oil Corp.	706,800	3,738,824
#Nippon Paper Group, Inc.	51,200	1,317,402
Nippon Sheet Glass Co., Ltd.	343,000	1,020,385
Nippon Shokubai Co., Ltd.	58,000	473,746
Nippon Television Network Corp.	2,660	345,293
Nishi-Nippon Bank, Ltd.	319,000	807,914
Nissan Motor Co., Ltd.	1,166,800	8,466,251
Nissay Dowa General Insurance Co., Ltd.	101,000	472,638
Nisshin Steel Co., Ltd.	363,000	691,288
Nisshinbo Holdings, Inc.	80,000	1,019,590
*NOK Corp.	68,200	832,510
NSK, Ltd.	171,000	922,508
NTN Corp.	168,000	675,508
Obayashi Corp.	289,000	1,282,787
#Oji Paper Co., Ltd.	110,000	476,583
#Onward Holdings Co., Ltd.	84,000	596,856
#Panasonic Electric Works Co., Ltd.	271,000	2,863,628
#Resona Holdings, Inc.	16,725	245,775
Ricoh Co., Ltd.	287,000	3,736,552

1041

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Rohm Co., Ltd.	50,600	$3,747,952
San-in Godo Bank, Ltd. (The)	133,000	1,250,712
*Sapporo Hokuyo Holdings, Inc.	112,000	377,781
#SBI Holdings, Inc.	6,221	1,251,098
#Seiko Epson Corp.	68,500	1,047,609
#Sekisui Chemical Co., Ltd.	257,000	1,513,209
Sekisui House, Ltd.	307,000	2,882,083
Sharp Corp.	288,000	3,184,532
Shiga Bank, Ltd.	195,000	1,203,633
Shimachu Co., Ltd.	19,100	404,504
Showa Denko K.K.	536,000	994,349
Sojitz Corp.	383,700	797,405
Sony Corp. Sponsored ADR.	412,528	11,534,283
Sumitomo Chemical Co., Ltd.	475,000	2,343,072
#Sumitomo Corp.	460,600	4,531,637
Sumitomo Electric Industries, Ltd.	539,600	6,693,940
Sumitomo Forestry Co., Ltd.	24,000	190,721
Sumitomo Heavy Industries, Ltd.	182,000	873,505
Sumitomo Rubber Industries, Ltd.	72,500	627,715
Sumitomo Trust & Banking Co., Ltd.	146,000	795,846
*Suzuken Co., Ltd.	19,000	571,752
#Taiheiyo Cement Corp.	514,000	774,067
Taisei Corp.	546,000	1,234,735
*Takashimaya Co., Ltd.	181,000	1,486,762
TDK Corp. Sponsored ADR.	20,213	1,057,140
#Teijin, Ltd.	749,000	2,366,003
Toda Corp.	120,000	456,985
Tokyo Steel Manufacturing Co., Ltd.	93,400	1,030,850
Tokyo Tatemono Co., Ltd.	63,000	306,745
Toppan Printing Co., Ltd.	378,000	3,847,696
#Toyo Seikan Kaisha, Ltd.	116,900	2,498,161
#Toyobo Co., Ltd.	40,000	75,008
Toyota Auto Body Co., Ltd.	32,000	599,704
#Toyota Tsusho Corp.	122,900	1,878,664
TV Asahi Corp.	54	82,811
UNY Co., Ltd.	104,000	844,417
Yamaguchi Financial Group, Inc.	98,000	1,336,306
Yamaha Corp.	101,600	1,343,823
#Yamaha Motor Co., Ltd.	144,400	1,786,556
Yamanashi Chuo Bank, Ltd.	55,000	282,802
*Yokogawa Electric Corp.	138,500	1,078,464
Yokohama Rubber Co., Ltd.	127,000	671,933

TOTAL JAPAN		232,204,412

NETHERLANDS — (3.3%)
Aegon NV.	1,019,264	7,455,390
ArcelorMittal	458,481	16,523,211
ING Groep NV.	693,503	8,874,479
ING Groep NV Sponsored ADR.	111,900	1,447,986
Koninklijke Ahold NV.	273,884	3,111,257
Koninklijke DSM NV.	120,824	4,320,410
Philips Electronics NV.	814,648	18,545,263

TOTAL NETHERLANDS		60,277,996

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	168,196	189,045
Contact Energy, Ltd.	18,838	78,503
Fletcher Building, Ltd.	143,342	679,656

TOTAL NEW ZEALAND		947,204

1042

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (0.7%)
#*DnB NOR ASA Series A	490,000	$4,273,008
*Norsk Hydro ASA.	478,400	2,812,016
#Orkla ASA.	647,000	5,148,238
#*Storebrand ASA.	76,502	413,874

TOTAL NORWAY		12,647,136

PORTUGAL — (0.1%)
Banco Comercial Portugues SA.	603,030	644,139
#Banco Espirito Santo SA.	331,361	2,069,109

TOTAL PORTUGAL		2,713,248

SINGAPORE — (1.6%)
Capitaland, Ltd.	1,197,000	3,174,783
City Developments, Ltd.	272,000	1,912,795
DBS Group Holdings, Ltd.	1,086,900	10,484,232
Fraser & Neave, Ltd.	773,550	2,227,857
Jardine Cycle & Carriage, Ltd.	47,050	770,539
Overseas-Chinese Banking Corp., Ltd.	739,018	4,012,597
Singapore Airlines, Ltd.	483,400	4,529,075
Singapore Land, Ltd.	76,000	277,084
United Industrial Corp., Ltd.	260,000	337,293
United Overseas Bank, Ltd.	46,400	569,559
UOL Group, Ltd.	283,100	687,165

TOTAL SINGAPORE		28,982,979

SPAIN — (5.9%)
Acciona SA.	26,688	3,220,003
Acerinox SA.	118,332	2,347,353
#*Banco Bilbao Vizcaya Argentaria SA.	203,601	3,333,321
Banco Bilbaovizcaya Sponsored ADR.	6,198	101,895
#Banco de Sabadell SA.	610,235	4,066,698
Banco Espanol de Credito SA.	51,687	642,506
#Banco Popular Espanol SA.	307,762	2,770,609
Banco Santander SA.	3,419,617	49,519,404
Banco Santander SA Sponsored ADR.	1,198,307	17,327,519
Criteria Caixacorp SA.	315,173	1,518,688
Fomento de Construcciones y Contratas SA.	28,773	1,154,087
#Grupo Ferrovial SA.	47,728	1,639,293
*Iberdrola Renovables SA.	174,541	806,278
Mapfre SA.	515,957	1,921,598
Repsol YPF SA.	422,344	9,800,273
Repsol YPF SA. Sponsored ADR.	314,184	7,329,913
*Sacyr Vallehermoso SA.	54,812	877,671

TOTAL SPAIN		108,377,109

SWEDEN — (3.0%)
Holmen AB. Series B	56,400	1,551,977
#Nordea Bank AB.	2,166,737	20,958,721
#*Skandinaviska Enskilda Banken AB. Series A	533,980	2,969,978
#SSAB AB. Series A	111,810	1,463,958
#SSAB AB. Series B	67,450	806,599
Svenska Cellulosa AB. Series B	566,500	7,282,260
#Svenska Handelsbanken AB. Series A	224,341	5,477,922
*Swedbank AB. Series A	1,700	13,098
Tele2 AB. Series B	215,732	2,903,061
#TeliaSonera AB.	847,389	5,436,702
#Volvo AB. Series A	245,027	1,740,007
#Volvo AB. Series B	531,437	3,884,656

TOTAL SWEDEN		54,488,939

1043

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (6.7%)
Adecco SA.	99,494	$4,794,458
Baloise-Holding AG.	42,075	3,353,133
Banque Cantonale Vaudoise	2,637	931,205
#*Compagnie Financiere Richemont SA. Series A	393,600	9,672,052
Credit Suisse Group AG.	616,112	29,114,896
Credit Suisse Group AG. Sponsored ADR.	198,516	9,403,703
Givaudan SA.	7,304	4,888,725
*Holcim, Ltd.	205,404	12,468,935
Julius Baer Holdings AG.	5,898	281,610
#Sika AG.	1,348	1,611,674
St. Galler Kantonalbank	1,659	613,941
#Swatch Group AG.	11,500	2,104,878
Swiss Life Holding AG.	25,950	2,596,464
Swiss Re	230,487	8,803,284
*UBS AG.	490,135	7,175,359
*UBS AG. ADR.	21,791	321,199
#Valiant Holding AG.	9,300	1,745,641
#Zurich Financial Services AG.	121,786	23,916,093

TOTAL SWITZERLAND		123,797,250

UNITED KINGDOM — (15.6%)
Associated British Foods P.L.C.	412,413	5,472,025
Aviva P.L.C.	1,783,838	10,413,393
Barclays P.L.C. Sponsored ADR.	56,282	1,156,032
BP P.L.C. Sponsored ADR.	169,600	8,486,784
*British Airways P.L.C.	491,778	1,158,864
Carnival P.L.C.	107,278	3,110,654
Carnival P.L.C. ADR.	72,090	2,076,192
*easyJet P.L.C.	205,323	1,036,708
*F&C Asset Management P.L.C	1	1
Friends Provident Group P.L.C.	2,884,269	3,370,817
HSBC Holdings P.L.C.	799,745	8,092,502
HSBC Holdings P.L.C. Sponsored ADR.	1,143,992	58,000,394
International Power P.L.C.	1,282,461	5,468,988
*Investec P.L.C.	302,832	2,046,429
Kingfisher P.L.C.	2,149,058	7,648,885
Legal and General Group P.L.C.	3,360,343	3,615,078
London Stock Exchange Group P.L.C.	44,688	531,886
Old Mutual P.L.C.	3,850,796	6,176,753
Pearson P.L.C.	294,765	3,401,685
Pearson P.L.C. Sponsored ADR.	474,900	5,504,091
Rexam P.L.C.	548,139	2,154,537
Royal Dutch Shell P.L.C. ADR.	600,270	31,532,183
Royal Dutch Shell P.L.C. Series B	215,910	5,598,677
RSA Insurance Group P.L.C.	2,882,526	6,099,489
SABmiller P.L.C.	324,677	7,506,617
Sainsbury (J.) P.L.C.	1,385,100	7,348,099
Schroders P.L.C.	109,848	1,789,103
Schroders P.L.C. Non-Voting	43,325	599,743
Standard Chartered P.L.C.	276,893	6,573,660
Standard Life P.L.C.	244,243	805,880
Thomas Cook Group P.L.C.	262,312	951,289
Thomson Reuters P.L.C.	83,036	2,658,239
Thomson Reuters P.L.C. ADR.	8,069	1,549,006
Vodafone Group P.L.C.	15,557,592	31,829,997
Vodafone Group P.L.C. Sponsored ADR.	1,375,030	28,298,117
Whitbread P.L.C.	168,276	2,435,758
William Morrison Supermarkets P.L.C.	2,028,411	9,110,304

1044

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Xstrata P.L.C.	266,957	$3,605,909

TOTAL UNITED KINGDOM		287,214,768

TOTAL COMMON STOCKS		1,565,572,004

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore	3,600	103

ITALY — (0.0%)
*Unione di Banche Italiane ScpA. Warrants 06/30/11	456,559	33,382

UNITED KINGDOM — (0.0%)
*Rexam P.L.C. Rights 08/18/09	199,323	277,738

TOTAL RIGHTS/WARRANTS		311,223

	Face Amount	Value†

	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $65,000 FHLMC 4.50%, 05/01/23, valued at $57,408) to be repurchased at $53,001	$53	53,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.1%)
§@DFA Short Term Investment Fund LP	276,359,595	276,359,595
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,078,449) to be repurchased at $2,037,729	$2,038	2,037,695

TOTAL SECURITIES LENDING COLLATERAL		278,397,290

TOTAL INVESTMENTS — (100.0%) (Cost $1,789,506,539)##		$1,844,333,517

1045

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$54,380,462	—	$54,380,462
Austria	—	3,807,773	—	3,807,773
Belgium	$754,614	9,983,738	—	10,738,352
Canada	161,127,156	—	—	161,127,156
Denmark	—	18,150,326	—	18,150,326
Finland	—	12,925,106	—	12,925,106
France	8,521,069	140,786,409	—	149,307,478
Germany	20,590,274	133,150,232	—	153,740,506
Greece	—	759,240	—	759,240
Hong Kong	—	56,764,395	—	56,764,395
Ireland	58,214	—	—	58,214
Italy	3,214,154	28,947,801	—	32,161,955
Japan	13,602,858	218,601,554	—	232,204,412
Netherlands	1,447,986	58,830,010	—	60,277,996
New Zealand	—	947,204	—	947,204
Norway	—	12,647,136	—	12,647,136
Portugal	—	2,713,248	—	2,713,248
Singapore	—	28,982,979	—	28,982,979
Spain	74,278,731	34,098,378	—	108,377,109
Sweden	—	54,488,939	—	54,488,939
Switzerland	9,724,902	114,072,348	—	123,797,250
United Kingdom	136,602,800	150,611,968	—	287,214,768
Rights/Warrants
Belgium	103	—	—	103
Italy	33,382	—	—	33,382
United Kingdom	277,738	—	—	277,738
Temporary Cash Investments	—	53,000	—	53,000
Securities Lending Collateral	—	278,397,290	—	278,397,290

TOTAL	$430,233,981	$1,414,099,536	—	$1,844,333,517

1046

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2009

(Unaudited)

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,102,270,883

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $933,422,875)##	$1,102,270,883

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,102,270,883	—	—	$1,102,270,883

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$84,131,845

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $68,818,077)##	$84,131,845

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$84,131,845	—	—	$84,131,845

1047

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.4%)
AUSTRALIA — (4.1%)
Amcor, Ltd.	23,883	$98,443
Australia & New Zealand Banking Group, Ltd.	28,577	441,423
Bank of Queensland, Ltd.	2,362	22,159
Bendigo Bank, Ltd.	6,695	45,795
BlueScope Steel, Ltd.	18,484	52,068
Boral, Ltd.	12,767	53,186
#Caltex Australia, Ltd.	2,781	30,312
CSR, Ltd.	26,240	40,803
#Fairfax Media, Ltd.	35,541	43,652
Goodman Fielder, Ltd.	22,714	26,295
Lend Lease Corp., Ltd.	8,598	55,635
Macquarie Group, Ltd.	4,982	183,086
National Australia Bank, Ltd.	21,257	431,432
OneSteel, Ltd.	17,119	42,725
Qantas Airways, Ltd.	25,486	49,200
Sims Metal Management, Ltd.	2,014	47,095
Suncorp-Metway, Ltd.	21,152	125,422
TABCORP Holdings, Ltd.	13,704	82,698
Toll Holdings, Ltd.	16,129	91,424
Washington H. Soul Pattinson & Co., Ltd.	4,770	43,726
*Wesfarmers, Ltd.	13,651	294,053

TOTAL AUSTRALIA		2,300,632

AUSTRIA — (0.6%)
Erste Group Bank AG.	1,418	49,431
OMV AG.	5,113	202,884
#Voestalpine AG.	2,633	73,039

TOTAL AUSTRIA		325,354

BELGIUM — (0.6%)
#Delhaize Group	3,089	221,103
#UCB SA.	4,349	143,736

TOTAL BELGIUM		364,839

CANADA — (7.2%)
Astral Media, Inc. Class A	1,300	35,419
Bank of Montreal	7,954	398,863
BCE, Inc.	2,730	62,672
Canadian Imperial Bank of Commerce	54	3,324
#Canadian Pacific Railway, Ltd.	4,800	213,432
Canadian Tire Corp. Class A	2,000	100,404
*CGI Group, Inc.	4,500	45,741
Empire Co., Ltd. Class A	500	19,178
EnCana Corp.	2,240	120,146
Fairfax Financial Holdings, Inc.	200	60,896
George Weston, Ltd.	1,000	54,500
Gerdau Ameristeel Corp.	4,000	27,737
Goldcorp, Inc.	900	34,195
Industrial Alliance Insurance & Financial Services, Inc.	2,000	54,955
Intact Financial Corp.	700	22,977
Loblaw Companies, Ltd.	1,800	57,146
Magna International, Inc. Class A	2,620	132,550
Manitoba Telecom Services, Inc.	500	16,059
#Manulife Financial Corp.	4,900	118,992
Metro, Inc. Class A	1,600	50,128
National Bank of Canada	1,500	80,914

1048

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Petro-Canada	12,500	$516,245
Sun Life Financial, Inc.	10,150	346,923
Talisman Energy, Inc.	12,890	199,228
*Teck Resources, Ltd. Class B	5,125	134,875
#Thomson Reuters Corp.	6,678	215,667
#Toronto Dominion Bank	10,700	626,853
#*Viterra, Inc.	5,800	48,834
Yamana Gold, Inc.	23,700	225,945

TOTAL CANADA		4,024,798

DENMARK — (1.2%)
#A P Moller - Maersk A.S.	30	186,810
Carlsberg A.S. Series B	1,692	117,446
Danisco A.S.	1,400	68,462
*Danske Bank A.S.	11,003	228,301
*Jyske Bank A.S.	1,300	47,911
*Sydbank A.S.	700	17,636

TOTAL DENMARK		666,566

FINLAND — (0.6%)
*Stora Enso Oyj Series R	14,570	92,606
UPM-Kymmene Oyj	21,001	220,014

TOTAL FINLAND		312,620

FRANCE — (7.1%)
#Air France-KLM	4,815	60,542
AXA SA. Sponsored ADR.	37,500	792,750
BNP Paribas SA.	6,465	469,431
Casino Guichard Perrachon SA.	1,170	80,388
Ciments Francais SA.	244	23,819
CNP Assurances SA.	1,313	119,751
#Compagnie de Saint-Gobain	6,784	274,373
Credit Agricole SA.	22,096	314,710
#European Aeronautic Defence & Space Co.	9,143	174,442
*Lafarge SA.	665	48,040
Lagardere SCA.	3,281	122,423
*Peugeot SA.	4,276	129,537
PPR SA.	2,686	299,157
#*Renault SA.	4,200	178,479
Safran SA.	4,295	66,396
SCOR SE.	1,668	40,066
Societe Generale Paris	10,212	654,692
STMicroelectronics NV.	18,300	139,897

TOTAL FRANCE		3,988,893

GERMANY — (6.8%)
Allianz SE.	7,152	708,083
#Bayerische Motoren Werke AG.	11,216	517,577
#*Commerzbank AG.	9,946	78,265
Daimler AG.	11,799	548,064
Deutsche Bank AG.	2,700	175,230
Deutsche Lufthansa AG.	7,439	100,386
Deutsche Telekom AG.	73,186	936,870
#Fraport AG.	863	39,538
Generali Deutschland Holding AG.	200	16,493
#*Hannover Rueckversicherung AG.	895	36,369
#Heidelberger Zement AG.	901	38,848
#Munchener Rueckversicherungs-Gesellschaft AG.	2,860	432,842
Porsche Automobil Holding SE.	821	53,458
Salzgitter AG.	1,060	107,018

1049

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
ThyssenKrupp AG.	1,188	$36,436

TOTAL GERMANY		3,825,477

GREECE — (0.3%)
*EFG Eurobank Ergasias S.A.	10,469	136,907
Hellenic Petroleum S.A.	5,666	58,610

TOTAL GREECE		195,517

HONG KONG — (3.0%)
Cathay Pacific Airways, Ltd.	37,000	57,216
Cheung Kong Holdings, Ltd.	25,210	324,599
Great Eagle Holdings, Ltd.	8,217	18,979
Henderson Land Development Co., Ltd.	21,749	143,722
Hong Kong and Shanghai Hotels, Ltd.	13,000	14,910
Hopewell Holdings, Ltd.	16,000	51,916
Hutchison Whampoa, Ltd.	79,000	587,965
New World Development Co., Ltd.	60,204	142,997
Sino Land Co., Ltd.	20,000	40,694
Sun Hung Kai Properties, Ltd.	4,000	60,525
Wharf Holdings, Ltd.	27,963	131,384
Wheelock and Co., Ltd.	27,000	75,668
Wheelock Properties, Ltd.	30,000	19,953

TOTAL HONG KONG		1,670,528

IRELAND — (0.2%)
CRH P.L.C. Sponsored ADR.	4,500	111,285

ITALY — (2.9%)
Banca Monte Dei Paschi di Siena SpA.	29,098	54,600
*Banco Popolare Scarl	12,360	99,834
*Intesa Sanpaolo SpA.	92,985	345,755
Telecom Italia SpA.	471,736	738,488
*UniCredito SpA.	33,851	98,778
Unione di Banche Italiane ScpA.	20,410	285,081

TOTAL ITALY		1,622,536

JAPAN — (13.3%)
77 Bank, Ltd. (The)	13,864	81,808
#*AEON Co., Ltd.	9,200	89,215
Aisin Seiki Co., Ltd.	1,900	48,687
Ajinomoto Co., Inc.	17,000	162,380
Amada Co., Ltd.	7,000	44,301
#*Aozora Bank, Ltd.	13,000	17,873
#Bank of Kyoto, Ltd. (The)	12,000	108,408
Canon Marketing Japan, Inc.	1,500	23,839
Chugoku Bank, Ltd. (The)	4,000	53,764
#Coca-Cola West Co., Ltd.	1,100	21,544
Cosmo Oil Co., Ltd.	20,636	61,615
Credit Saison Co., Ltd.	3,600	46,723
Dai Nippon Printing Co., Ltd.	7,000	102,188
Daishi Bank, Ltd. (The)	12,000	47,609
Daiwa House Industry Co., Ltd.	10,000	102,810
Fuji Electric Holdings Co., Ltd.	11,000	19,230
#Fuji Heavy Industries, Ltd.	23,000	92,235
FUJIFILM Holdings Corp.	14,000	450,138
#Fujikura, Ltd.	7,000	36,854
Fukuoka Financial Group, Inc.	19,000	83,156
Glory, Ltd.	1,400	28,765
Gunma Bank, Ltd. (The)	14,735	85,376
*Hakuhodo Dy Holdings, Inc.	460	25,207

1050

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Higo Bank, Ltd. (The)	7,000	$42,791
Hiroshima Bank, Ltd. (The)	11,000	45,622
Hitachi, Ltd. Sponsored ADR.	9,700	324,562
Hokkoku Bank, Ltd. (The)	10,750	39,787
House Foods Corp.	1,400	19,700
Hyakugo Bank, Ltd. (The)	8,000	39,391
Hyakujishi Bank, Ltd. (The)	9,000	42,500
#Idemitsu Kosan Co., Ltd.	900	75,015
Isetan Mitsukoshi Holdings, Ltd.	3,200	33,824
*Isuzu Motors, Ltd.	13,000	22,977
Joyo Bank, Ltd. (The)	8,000	40,633
JS Group Corp.	7,000	108,328
Juroku Bank, Ltd.	11,000	39,474
Kagoshima Bank, Ltd. (The)	6,238	49,026
Kamigumi Co., Ltd.	5,000	41,582
Kaneka Corp.	12,000	83,180
*Kawasaki Kisen Kaisha, Ltd.	6,000	22,500
Keiyo Bank, Ltd. (The)	5,000	27,889
Kinden Corp.	4,000	33,524
Kyocera Corp. Sponsored ADR.	1,700	136,289
Marui Group Co., Ltd.	9,858	70,706
Mitsubishi Chemical Holdings Corp.	39,000	174,550
Mitsubishi Heavy Industries, Ltd.	12,000	47,831
Mitsubishi Logistics Corp.	3,000	37,109
#Mitsubishi Rayon Co., Ltd.	11,000	29,967
Mitsubishi Tanabe Pharma Corp.	2,000	23,759
#Mitsui Chemicals, Inc.	13,000	47,612
Nagase & Co., Ltd.	3,111	35,119
Namco Bandai Holdings, Inc.	4,100	45,962
*NEC Corp.	25,000	87,278
Nippon Express Co., Ltd.	17,000	77,829
Nippon Meat Packers, Inc.	2,000	24,467
Nippon Mining Holdings, Inc.	22,500	106,734
Nippon Oil Corp.	32,000	169,273
Nippon Paper Group, Inc.	3,600	92,630
Nippon Sheet Glass Co., Ltd.	22,261	66,224
Nishi-Nippon Bank, Ltd.	26,779	67,822
Nissan Motor Co., Ltd.	64,300	466,558
Nissay Dowa General Insurance Co., Ltd.	9,000	42,116
Nisshin Steel Co., Ltd.	16,000	30,470
Nisshinbo Holdings, Inc.	3,000	38,235
*NOK Corp.	2,200	26,855
Obayashi Corp.	12,000	53,265
Ogaki Kyoritsu Bank, Ltd. (The)	5,000	22,022
Oji Paper Co., Ltd.	12,000	51,991
#Onward Holdings Co., Ltd.	3,000	21,316
Ricoh Co., Ltd.	19,000	247,368
Rohm Co., Ltd.	1,200	88,884
San-in Godo Bank, Ltd. (The)	3,000	28,212
#*Sapporo Hokuyo Holdings, Inc.	7,000	23,611
#Sekisui Chemical Co., Ltd.	9,000	52,992
Sekisui House, Ltd.	13,000	122,043
Sharp Corp.	13,000	143,746
Shiga Bank, Ltd.	7,108	43,874
*Shinsei Bank, Ltd.	22,000	32,531
Shizuoka Bank, Ltd.	2,000	19,622
Sojitz Corp.	24,500	50,916
Sony Corp. Sponsored ADR.	9,500	265,620
Sumitomo Corp.	10,400	102,321
Sumitomo Electric Industries, Ltd.	23,000	285,324
Sumitomo Forestry Co., Ltd.	2,700	21,456

1051

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Rubber Industries, Ltd.	3,400	$29,438
#Taiheiyo Cement Corp.	18,000	27,107
Taisei Corp.	35,297	79,821
#*Takashimaya Co., Ltd.	6,000	49,285
TDK Corp.	500	26,155
Teijin, Ltd.	30,138	95,202
Tokuyama Corp.	4,000	30,079
Tokyo Steel Manufacturing Co., Ltd.	2,200	24,281
Tokyo Tatemono Co., Ltd.	6,000	29,214
Toppan Printing Co., Ltd.	16,000	162,865
Toyo Seikan Kaisha, Ltd.	3,951	84,433
Toyota Auto Body Co., Ltd.	1,100	20,615
UNY Co., Ltd.	6,250	50,746
#Wacoal Corp.	2,000	25,647
Yamaguchi Financial Group, Inc.	4,852	66,161
Yamaha Motor Co., Ltd.	4,600	56,912
Yokohama Rubber Co., Ltd.	5,000	26,454

TOTAL JAPAN		7,472,954

NETHERLANDS — (4.1%)
Aegon NV.	31,678	231,708
ArcelorMittal	4,992	179,907
#ArcelorMittal ADR.	6,200	223,448
ING Groep NV.	39,432	504,595
Koninklijke DSM NV.	5,840	208,826
Philips Electronics NV.	42,264	962,130

TOTAL NETHERLANDS		2,310,614

NEW ZEALAND — (0.2%)
Fletcher Building, Ltd.	18,787	89,078

NORWAY — (1.1%)
*DnB NOR ASA. Series A	24,019	209,456
#*Marine Harvest	66,000	41,563
*Norsk Hydro ASA.	21,600	126,964
Orkla ASA.	29,400	233,938
*Storebrand ASA.	6,174	33,401

TOTAL NORWAY		645,322

PORTUGAL — (0.1%)
Banco Comercial Portugues SA.	26,753	28,577
#Banco Espirito Santo SA.	6,188	38,639

TOTAL PORTUGAL		67,216

SINGAPORE — (1.4%)
Capitaland, Ltd.	34,500	91,504
DBS Group Holdings, Ltd.	32,860	316,968
Fraser & Neave, Ltd.	49,000	141,122
Singapore Airlines, Ltd.	21,000	196,753
United Industrial Corp., Ltd.	18,000	23,351

TOTAL SINGAPORE		769,698

SPAIN — (7.1%)
Acciona SA.	280	33,783
*Banco Bilbao Vizcaya Argentaria SA.	29,524	483,362
Banco Bilbaovizcaya Sponsored ADR.	8,637	141,992
#Banco de Sabadell SA.	18,224	121,448
Banco Espanol de Credito SA.	2,000	24,861
#Banco Popular Espanol SA.	31,478	283,381
Banco Santander SA.	125,156	1,812,382

1052

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Fomento de Construcciones y Contratas SA.	1,194	$47,891
Repsol YPF SA. Sponsored ADR.	43,740	1,020,454
*Sacyr Vallehermoso SA.	2,320	37,149

TOTAL SPAIN		4,006,703

SWEDEN — (3.0%)
#Nordea Bank AB.	61,871	598,475
#*Skandinaviska Enskilda Banken AB. Series A	12,734	70,826
#SSAB AB. Series A	1,820	23,830
Svenska Cellulosa AB. Series B	13,600	174,826
#Svenska Handelsbanken AB. Series A	7,745	189,116
#*Swedbank AB. Series A	6,983	53,800
#Telefonaktiebolaget LM. Ericsson Series B	55,925	550,589
#Volvo AB. Series B	3,674	26,856

TOTAL SWEDEN		1,688,318

SWITZERLAND — (6.1%)
Adecco SA.	3,575	172,274
Baloise-Holding AG.	493	39,289
Credit Suisse Group AG. Sponsored ADR.	27,600	1,307,412
Givaudan SA.	199	133,195
*Holcim, Ltd.	10,746	652,330
#Swatch Group AG.	767	140,386
Swiss Re.	6,209	237,148
Zurich Financial Services AG.	3,698	726,206

TOTAL SWITZERLAND		3,408,240

UNITED KINGDOM — (15.4%)
Associated British Foods P.L.C.	11,453	151,962
Aviva P.L.C.	46,172	269,535
Barclays P.L.C. Sponsored ADR.	13,600	279,344
BP P.L.C. Sponsored ADR.	2,600	130,104
*British Airways P.L.C.	18,955	44,667
Carnival P.L.C. ADR.	7,700	221,760
Friends Provident Group P.L.C.	47,910	55,992
HSBC Holdings P.L.C. Sponsored ADR.	25,602	1,298,021
International Power P.L.C.	50,968	217,350
*Kazakhmys P.L.C.	4,842	69,318
Kingfisher P.L.C.	75,933	270,259
Legal and General Group P.L.C.	147,580	158,768
Old Mutual P.L.C.	50,401	80,844
Pearson P.L.C. Sponsored ADR.	27,500	318,725
Rexam P.L.C.	21,126	83,039
*Royal Bank of Scotland Group P.L.C.	127,501	94,746
Royal Dutch Shell P.L.C. ADR.	31,400	1,649,442
RSA Insurance Group P.L.C.	52,000	110,033
Sainsbury (J.) P.L.C.	40,938	217,180
Schroders P.L.C.	3,861	62,885
Schroders P.L.C. Non-Voting	1,900	26,302
Standard Chartered P.L.C.	4,861	115,404
Standard Life P.L.C.	46,366	152,985
Thomas Cook Group P.L.C.	15,027	54,496
Thomson Reuters P.L.C. ADR.	700	134,379
Vodafone Group P.L.C. Sponsored ADR.	83,200	1,712,256
Whitbread P.L.C.	5,456	78,974
William Morrison Supermarkets P.L.C.	65,081	292,302
*Xstrata P.L.C.	21,107	285,102

TOTAL UNITED KINGDOM		8,636,174

TOTAL COMMON STOCKS		48,503,362

1053

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#*Unione di Banche Italiane ScpA Warrants 06/30/11	20,410	$1,492

UNITED KINGDOM — (0.0%)
*Rexam P.L.C. Rights 08/18/09	7,682	10,705

TOTAL RIGHTS/WARRANTS		12,197

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $85,000 FNMA 5.058%(r), 01/01/36, valued at $65,218) to be repurchased at $62,001	$62	62,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.5%)
§@DFA Short Term Investment Fund LP	6,676,467	6,676,467
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $904,288) to be repurchased at $886,572	$887	886,557

TOTAL SECURITIES LENDING COLLATERAL		7,563,024

TOTAL INVESTMENTS — (100.0%)
(Cost $62,584,820)##		$56,140,583

1054

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$2,300,632	—	$2,300,632
Austria	—	325,354	—	325,354
Belgium	—	364,839	—	364,839
Canada	$4,024,798	—	—	4,024,798
Denmark	—	666,566	—	666,566
Finland	—	312,620	—	312,620
France	792,750	3,196,143	—	3,988,893
Germany	723,294	3,102,183	—	3,825,477
Greece	—	195,517	—	195,517
Hong Kong	—	1,670,528	—	1,670,528
Ireland	111,285	—	—	111,285
Italy	—	1,622,536	—	1,622,536
Japan	726,471	6,746,483	—	7,472,954
Netherlands	223,448	2,087,166	—	2,310,614
New Zealand	—	89,078	—	89,078
Norway	—	645,322	—	645,322
Portugal	—	67,216	—	67,216
Singapore	—	769,698	—	769,698
Spain	2,974,828	1,031,875	—	4,006,703
Sweden	—	1,688,318	—	1,688,318
Switzerland	1,307,412	2,100,828	—	3,408,240
United Kingdom	5,744,031	2,892,143	—	8,636,174
Rights/Warrants
Italy	1,492	—	—	1,492
United Kingdom	10,705	—	—	10,705
Temporary Cash Investments	—	62,000	—	62,000
Securities Lending Collateral	—	7,563,024	—	7,563,024

TOTAL	$16,640,514	$39,500,069	—	$56,140,583

1055

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (72.1%)
Consumer Discretionary — (12.4%)
*4Kids Entertainment, Inc.	3,800	$6,650
*99 Cents Only Stores	7,620	111,633
*A.C. Moore Arts & Crafts, Inc.	4,100	14,801
*Aldila, Inc.	1,900	6,479
*Alloy, Inc.	5,291	33,968
#American Greetings Corp. Class A	19,000	299,630
*America’s Car-Mart, Inc.	4,400	96,228
*Arctic Cat, Inc.	4,500	27,720
#*ArvinMeritor, Inc.	27,500	199,100
#*Asbury Automotive Group, Inc.	13,770	192,642
*Atrinsic, Inc.	2,907	3,023
*Audiovox Corp. Class A	5,000	39,450
#*AutoNation, Inc.	9,800	202,664
*Ballantyne Strong, Inc.	4,600	10,856
#Barnes & Noble, Inc.	8,800	202,664
*Bassett Furniture Industries, Inc.	4,200	10,500
*Beasley Broadcast Group, Inc.	2,750	8,002
#bebe stores, inc.	400	2,908
*Belo Corp.	1,800	4,284
Belo Corp. Class A	27,700	79,499
*Bluegreen Corp.	10,480	29,030
Bob Evans Farms, Inc.	13,400	388,868
#*Bon-Ton Stores, Inc.	100	350
Books-A-Million, Inc.	1,770	16,408
#*Boyd Gaming Corp.	5,900	54,221
#*Brookfield Homes Corp.	7,000	39,410
#Brown Shoe Company, Inc.	7,600	58,900
#*Brunswick Corp.	16,021	115,031
*Build-A-Bear-Workshop, Inc.	2,400	11,400
#*Cabela’s, Inc.	13,500	218,835
*Cache, Inc.	2,000	8,540
#*California Coastal Communities, Inc.	2,900	3,944
#Callaway Golf Co.	4,400	28,028
*Caribou Coffee Co.	2,694	15,652
*Carmike Cinemas, Inc.	2,000	19,000
*Carriage Services, Inc.	6,800	24,956
*Cavalier Homes, Inc.	7,000	19,180
*Cavco Industries, Inc.	2,000	68,460
*Centex Corp.	4,400	48,004
#*Chico’s FAS, Inc.	7,200	82,584
Christopher & Banks Corp.	2,100	16,632
*Churchill Downs, Inc.	3,200	120,000
#Cinemark Holdings, Inc.	5,200	57,668
*Coachmen Industries, Inc.	4,100	4,715
*Coast Distribution System, Inc.	800	1,600
*Cobra Electronics Corp.	1,000	1,260
#*Collective Brands, Inc.	11,000	175,120
*Collectors Universe, Inc.	1,695	6,933
Columbia Sportswear Co.	1,400	49,574
*Concord Camera Corp.	2,105	6,357
#*Conn’s, Inc.	3,000	37,830
*Core-Mark Holding Co., Inc.	2,711	72,817
*Cost Plus, Inc.	876	1,305
CSS Industries, Inc.	4,100	95,120
*Culp, Inc.	4,464	29,418
*Cybex International, Inc.	1,900	1,900
*dELiA*s, Inc.	4,300	10,836

1056

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Delta Apparel, Inc.	1,040	$8,788
*Destination Maternity Corp.	300	6,846
#Dillard’s, Inc. Class A	15,300	162,333
#*DineEquity, Inc.	1,100	27,181
*Dixie Group, Inc.	3,900	12,246
*Dorman Products, Inc.	2,900	47,473
Dover Motorsports, Inc.	3,360	4,704
#*Dress Barn, Inc. (The)	10,500	163,695
*Duckwall-ALCO Stores, Inc.	1,100	18,788
#Eastman Kodak Co.	16,200	48,114
*EDCI Holdings, Inc.	1,611	9,183
*Emerson Radio Corp.	7,139	5,283
*Emmis Communications Corp. Class A	8,696	2,348
*Entercom Communications Corp.	11,400	31,350
*Entravision Communications Corp.	18,900	10,962
#Ethan Allen Interiors, Inc.	100	1,273
#*Federal-Mogul Corp.	800	11,304
Finish Line, Inc. Class A	2,307	20,071
*Fisher Communications, Inc.	1,100	20,361
Flexsteel Industries, Inc.	600	4,878
Foot Locker, Inc.	10,300	114,124
*Franklin Electronic Publishers, Inc.	3,000	6,660
Fred’s, Inc.	13,420	180,902
*Furniture Brands International, Inc.	18,400	73,784
*Gander Mountain Co.	8,960	52,774
#*Gaylord Entertainment Co.	200	2,854
*G-III Apparel Group, Ltd.	3,100	37,479
*Golfsmith International Holdings, Inc.	1,600	2,944
*Gray Television, Inc. Class A	1,000	800
*Great Wolf Resorts, Inc.	36,200	97,740
*Group 1 Automotive, Inc.	7,650	225,369
*Harris Interactive, Inc.	3,490	1,500
#Harte-Hanks, Inc.	1,300	14,066
*Hastings Entertainment, Inc.	3,300	15,048
*Haverty Furniture Co., Inc.	6,670	71,636
*Heelys, Inc.	2,100	3,969
#*Helen of Troy, Ltd.	8,000	174,000
*Hollywood Media Corp.	3,600	5,724
#*Hot Topic, Inc.	700	5,411
*Iconix Brand Group, Inc.	4,900	85,848
#*Isle of Capri Casinos, Inc.	1,200	14,268
*J. Alexander’s Corp.	2,399	10,244
*JAKKS Pacific, Inc.	10,700	123,371
#*Jarden Corp.	12,266	302,357
#*Jo-Ann Stores, Inc.	8,900	207,370
*Johnson Outdoors, Inc.	2,777	18,162
#Jones Apparel Group, Inc.	22,000	302,720
*Journal Communications, Inc. Class A	15,134	42,073
#KB HOME	5,700	95,133
*Kenneth Cole Productions, Inc. Class A	4,100	32,923
*K-Swiss, Inc. Class A	1,800	19,512
LaCrosse Footwear, Inc.	900	9,675
*Lakeland Industries, Inc.	2,120	16,133
*Lakes Entertainment, Inc.	7,350	27,709
*Landry’s Restaurants, Inc.	7,200	64,512
*Lazare Kaplan International, Inc.	2,900	7,250
#*La-Z-Boy, Inc.	2,924	19,795
*LeapFrog Enterprises, Inc.	16,400	46,740
#*Lear Corp.	6,600	1,419
#Lennar Corp. Class A	13,300	157,472
#*Liberty Media Corp. Capital Class A	3,900	56,862

1057

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Lifetime Brands, Inc.	4,800	$19,920
#*Lithia Motors, Inc. Class A	5,052	60,573
#*Live Nation, Inc.	1,500	8,760
*Lodgian, Inc.	8,606	11,016
*Luby’s, Inc.	8,900	40,495
*M/I Homes, Inc.	3,540	46,480
*Mac-Gray Corp.	4,000	49,160
Marcus Corp. (The)	4,500	56,880
*MarineMax, Inc.	6,400	43,072
#MDC Holdings, Inc.	500	17,620
*Media General, Inc. Class A	8,000	37,200
#Men’s Wearhouse, Inc. (The)	3,300	71,313
#Meredith Corp.	2,100	55,587
#*Meritage Homes Corp.	1,200	25,680
*Modine Manufacturing Co.	11,503	87,998
#*Mohawk Industries, Inc.	3,800	196,004
*Morton’s Restaurant Group, Inc.	3,500	12,740
#*Movado Group, Inc.	3,300	47,124
*MTR Gaming Group, Inc.	5,500	20,240
#*Multimedia Games, Inc.	8,100	45,522
*Nautilus Group, Inc.	11,000	23,430
*Navarre Corp.	8,000	14,800
*New York & Co., Inc.	1,100	3,960
*Nobel Learning Communities, Inc.	100	1,188
*O’Charleys, Inc.	9,029	93,811
#*OfficeMax, Inc.	5,300	49,343
#*Orient-Express Hotels, Ltd.	600	5,310
*Orleans Homebuilders, Inc.	11,400	37,620
Oxford Industries, Inc.	6,100	83,631
*Palm Harbor Homes, Inc.	8,207	18,630
#Pep Boys - Manny, Moe & Jack (The)	17,200	170,796
*Perry Ellis International, Inc.	4,350	33,538
Phillips-Van Heusen Corp.	400	14,152
#*Pier 1 Imports, Inc.	8,107	18,322
*Pinnacle Entertainment, Inc.	11,600	116,348
*Point.360	400	476
*Pomeroy IT Solutions, Inc.	3,800	22,724
*Proliance International, Inc.	5,474	16
*Quiksilver, Inc.	11,100	23,865
*RC2 Corp.	5,553	84,794
*Reading International, Inc. Class A	1,086	4,768
*Red Lion Hotels Corp.	6,700	35,242
*Regent Communications, Inc.	11,300	2,486
#Regis Corp.	13,290	181,541
#*Rent-A-Center, Inc.	900	18,684
*Retail Ventures, Inc.	900	2,997
*Rex Stores Corp.	2,450	27,440
*Rockford Corp.	2,100	410
#*Rocky Brands, Inc.	1,900	7,144
*Rubio’s Restaurants, Inc.	600	3,630
*Russ Berrie & Co., Inc.	4,600	24,104
#Ryland Group, Inc.	12,600	251,622
*Saga Communications, Inc.	3,913	21,404
*Salem Communications Corp.	4,900	4,214
Scholastic Corp.	13,900	313,445
Service Corp. International	13,300	84,056
*Shiloh Industries, Inc.	5,891	28,925
*Shoe Carnival, Inc.	3,000	37,500
*Silverleaf Resorts, Inc.	12,000	16,440
#*Sinclair Broadcast Group, Inc. Class A	1,071	2,003
*Skechers U.S.A., Inc. Class A	2,500	34,575

1058

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Skyline Corp.	3,000	$72,810
#*Sonic Automotive, Inc.	8,787	108,080
*Spanish Broadcasting System, Inc.	11,450	2,176
#Speedway Motorsports, Inc.	13,100	209,076
*Sport Chalet, Inc. Class A	4,484	6,950
*Sport Chalet, Inc. Class B	150	450
Sport Supply Group, Inc.	24,000	235,680
#Stage Stores, Inc.	15,625	195,000
#*Standard Motor Products, Inc.	6,400	71,488
#*Standard Pacific Corp.	18,200	62,608
#*Stanley Furniture, Inc.	2,500	27,500
*Steak n Shake Co. (The)	10,200	104,244
*Steinway Musical Instruments, Inc.	1,600	18,304
Stewart Enterprises, Inc.	21,307	104,191
*Stoneridge, Inc.	6,900	30,636
#Superior Industries International, Inc.	8,500	134,130
*Syms Corp.	4,986	35,002
#*Systemax, Inc.	200	2,606
*Talbots, Inc.	200	1,002
*Tandy Brand Accessories, Inc.	2,500	6,000
*Tarrant Apparel Group	3,400	2,805
*Trans World Entertainment Corp.	8,600	9,632
*Unifi, Inc.	18,826	39,535
#Unifirst Corp.	3,100	120,652
*Valassis Communications, Inc.	400	4,556
*Wells-Gardner Electronics Corp.	1,018	1,222
#*West Marine, Inc.	6,879	61,154
#Whirlpool Corp.	100	5,709
*WPT Enterprises, Inc.	3,520	4,752
*Zale Corp.	17,200	101,824

Total Consumer Discretionary		11,510,642

Consumer Staples — (2.9%)
*Central Garden & Pet Co.	8,400	102,984
*Central Garden & Pet Co. Class A	13,800	155,802
#*Chiquita Brands International, Inc.	14,800	181,300
*Craft Brewers Alliance, Inc.	3,112	5,882
Del Monte Foods Co.	31,571	304,976
Farmer Brothers Co.	5,500	123,640
*Fresh Del Monte Produce, Inc.	300	6,423
*Hain Celestial Group, Inc.	13,200	219,252
Imperial Sugar Co.	10,929	145,246
Ingles Market, Inc. Class A	100	1,671
#Mannatech, Inc.	22,117	77,631
*MGP Ingredients, Inc.	2,881	8,355
*Monterey Pasta Co.	5,100	7,803
#Nash-Finch Co.	4,036	123,905
*Natural Alternatives International, Inc.	1,100	7,100
*Nutraceutical International Corp.	2,700	33,615
Oil-Dri Corp. of America	125	1,969
*Pantry, Inc.	7,500	131,625
*Parlux Fragrances, Inc.	6,953	12,654
*PC Group, Inc.	200	120
*Prestige Brands Holdings, Inc.	18,000	117,540
*Sanfilippo (John B.) & Son, Inc.	2,900	25,230
*Schiff Nutrition International, Inc.	500	2,835
*Smart Balance, Inc.	100	613
#*Smithfield Foods, Inc.	1,690	22,900
Stephan Co. (The)	200	490
Tasty Baking Co.	2,500	18,050
#*TreeHouse Foods, Inc.	9,100	295,295

1059

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Universal Corp.	2,027	$77,168
Weis Markets, Inc.	8,600	284,402
*Winn-Dixie Stores, Inc.	12,248	173,554
*Zapata Corp.	1,840	13,910

Total Consumer Staples		2,683,940

Energy — (3.7%)
#*Allis-Chalmers Energy, Inc.	7,800	17,940
#Alon USA Energy, Inc.	2,700	27,081
#*Atlas America, Inc.	2,200	44,242
#*Basic Energy Services, Inc.	9,700	65,475
#Berry Petroleum Corp. Class A	2,400	56,928
*Brigham Exploration Co.	5,727	27,948
#*Bristow Group, Inc.	3,500	115,850
#*Bronco Drilling Co., Inc.	9,900	41,580
*Cal Dive International, Inc.	5,300	47,329
#Cimarex Energy Co.	1,140	40,789
*Complete Production Services, Inc.	13,000	107,380
#*Comstock Resources, Inc.	300	11,550
*CVR Energy, Inc.	4,272	36,483
Delek US Holdings, Inc.	4,200	35,784
*Encore Acquisition Co.	1,500	53,400
*Endeavour International Corp.	400	532
*Exterran Holdings, Inc.	6,609	114,931
*Geomet, Inc.	6,300	7,812
*Global Industries, Ltd.	4,700	32,101
Gulf Island Fabrication, Inc.	300	4,350
#*Gulfmark Offshore, Inc.	2,100	67,200
*Gulfport Energy Corp.	505	3,520
*Harvest Natural Resources, Inc.	13,500	87,345
*Helix Energy Solutions Group, Inc.	5,600	58,744
*HKN, Inc.	3,300	7,986
*International Coal Group, Inc.	8,800	27,280
*Key Energy Group, Inc.	7,100	49,274
*Mariner Energy, Inc.	22,800	273,372
*Meridian Resource Corp.	15,400	5,082
*Natural Gas Services Group, Inc.	300	4,137
*Newpark Resources, Inc.	30,700	80,741
#Overseas Shipholding Group, Inc.	700	24,045
*Parker Drilling Co.	6,600	30,492
#Patterson-UTI Energy, Inc.	2,700	37,287
*Petroleum Development Corp.	4,960	83,526
*PHI, Inc. Non-Voting	4,500	98,280
*Pioneer Drilling Co.	14,053	61,552
*Rosetta Resources, Inc.	17,367	180,096
#Rowan Companies, Inc.	1,300	27,729
#*SEACOR Holdings, Inc.	1,480	117,630
#*Stone Energy Corp.	6,736	73,153
#*Swift Energy Corp.	10,800	212,760
#Tesoro Petroleum Corp.	10,600	138,754
#*TETRA Technologies, Inc.	4,300	33,153
*Toreador Resources Corp.	800	5,496
#*Trico Marine Services, Inc.	5,100	22,440
*Union Drilling, Inc.	7,200	51,480
*Unit Corp.	1,800	57,042
#*USEC, Inc.	31,430	121,634
#*Western Refining, Inc.	6,900	44,919
#*Whiting Petroleum Corp.	9,800	450,408

Total Energy		3,426,042

1060

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (19.0%)
1st Source Corp.	7,680	$126,797
21st Century Holding Co.	2,500	9,700
Abington Bancorp, Inc.	8,624	70,544
#*Advanta Corp. Class A	1,006	352
*Affirmative Insurance Holdings, Inc.	5,200	20,280
Allied World Assurance Co. Holdings, Ltd.	1,800	78,228
*American Equity Investment Life Holding Co.	20,500	148,420
American Financial Group, Inc.	3,900	95,121
American Physicians Capital, Inc.	1,687	75,055
American Physicians Services Group, Inc.	500	11,185
*AmeriCredit Corp.	22,900	359,301
Ameris Bancorp.	4,300	27,864
#*Amerisafe, Inc.	1,500	24,945
*AmeriServe Financial, Inc.	8,400	14,784
*Anchor Bancorp Wisconsin, Inc.	7,600	10,336
*Appalachian Bancshares, Inc.	662	556
*Argo Group International Holdings, Ltd.	5,102	171,427
Aspen Insurance Holdings, Ltd.	3,900	96,993
#*Asset Acceptance Capital Corp.	8,800	68,112
#Associated Banc-Corp.	800	8,672
*Atlantic American Corp.	800	612
*Avatar Holdings, Inc.	3,200	68,640
#*B of I Holding, Inc.	4,482	31,598
Baldwin & Lyons, Inc. Class B	3,050	66,094
*Bancinsurance Corp.	625	2,312
*Bancorp, Inc. (The)	2,006	14,423
#BancTrust Financial Group, Inc.	4,257	11,792
Bank Mutual Corp.	3,800	37,392
*Bank of Florida Corp.	4,593	15,570
*Bank of Granite Corp.	5,200	11,700
#*BankAtlantic Bancorp, Inc.	2,803	11,773
BankFinancial Corp.	6,739	71,770
Banner Corp.	6,125	24,561
Berkshire Hills Bancorp, Inc.	3,700	84,582
#Boston Private Financial Holdings, Inc.	13,300	60,914
#Brookline Bancorp, Inc.	22,100	257,465
Cadence Financial Corp.	4,023	6,034
California First National Bancorp	1,000	11,710
Capital Southwest Corp.	300	24,621
#*Capitol Bancorp, Ltd.	4,500	19,800
Cardinal Financial Corp.	8,700	67,773
Cascade Financial Corp.	2,600	4,394
#Cathay General Bancorp	17,600	160,512
*Center Financial Corp.	1,379	4,537
*Central Jersey Bancorp	2,678	15,238
#*Central Pacific Financial Corp.	11,700	25,389
CFS Bancorp, Inc.	3,600	14,076
#Chemical Financial Corp.	9,080	197,308
Citizens Community Bancorp, Inc.	2,754	16,028
*Citizens First Bancorp, Inc.	1,900	1,767
#*CNA Surety Corp.	15,930	250,420
Columbia Banking System, Inc.	4,900	59,486
#*Community Bancorp	300	204
#Community Bank System, Inc.	10,000	181,300
Community Trust Bancorp, Inc.	2,600	70,590
Compass Diversified Holdings	4,200	37,800
#*CompuCredit Holdings Corp.	9,303	27,816
*Consumer Portfolio Services, Inc.	7,579	5,646
*Cowen Group, Inc.	4,728	34,798
*Crescent Financial Corp.	3,419	13,847
*Dearborn Bancorp, Inc.	1,979	3,166

1061

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Delphi Financial Group, Inc. Class A	15,896	$378,802
Donegal Group, Inc. Class A	7,473	117,700
Donegal Group, Inc. Class B	592	8,477
#*E*TRADE Financial Corp.	17,600	26,400
East West Bancorp, Inc.	3,600	31,824
Eastern Insurance Holdings, Inc.	3,764	35,909
EMC Insurance Group, Inc.	4,700	113,693
*Encore Bancshares, Inc.	300	2,424
*Encore Capital Group, Inc.	8,700	107,532
#Endurance Specialty Holdings, Ltd.	2,900	96,773
ESSA Bancorp, Inc.	1,900	25,593
#F.N.B. Corp.	8,961	69,537
Farmers Capital Bank Corp.	1,442	29,734
FBL Financial Group, Inc. Class A	10,900	106,929
Federal Agriculture Mortgage Corp. Class C	400	2,472
*Fidelity Southern Corp.	1,224	3,060
#Financial Federal Corp.	5,085	103,124
Financial Institutions, Inc.	950	14,022
*First Acceptance Corp.	5,500	14,410
First American Corp.	3,400	100,470
#First Bancorp (318672102)	1,800	5,580
First Bancorp (318910106)	2,000	36,420
#First Busey Corp.	9,462	59,138
First Defiance Financial Corp.	1,650	25,130
First Federal Bancshares of Arkansas, Inc.	700	2,607
*First Federal of Northern Michigan Bancorp, Inc.	200	395
First Financial Bancorp	75	648
#*First Horizon National Corp.	5,527	70,856
*First Investors Financial Services Group, Inc.	500	1,750
*First Keystone Financial, Inc.	100	900
First Merchants Corp.	6,300	49,833
#First Midwest Bancorp, Inc.	1,000	8,360
First Niagara Financial Group, Inc.	40,583	533,666
First Place Financial Corp.	6,075	16,828
#*First Regional Bancorp	4,086	3,923
First Security Group, Inc.	2,635	10,145
Firstbank Corp.	105	738
*FirstCity Financial Corp.	3,700	20,461
Flagstone Reinsurance Holdings, Ltd.	3,100	31,310
Flushing Financial Corp.	4,709	49,962
#FNB United Corp.	4,100	7,667
*Forest City Enterprises, Inc. Class A	7,700	54,978
#*Forestar Group, Inc.	100	1,302
*FPIC Insurance Group, Inc.	3,000	103,050
Fulton Financial Corp.	8,100	54,756
#German American Bancorp, Inc.	3,726	67,031
#Great Southern Bancorp, Inc.	1,900	39,900
#*Greene Bancshares, Inc.	3,936	23,419
*Guaranty Bancorp	20,000	35,800
*Guaranty Federal Bancshares, Inc.	100	672
*Hallmark Financial Services, Inc.	15,106	99,095
Hampden Bancorp, Inc.	1,000	10,650
Hampton Roads Bankshares, Inc.	900	4,635
*Hanmi Financial Corp.	5,000	8,800
Hanover Insurance Group, Inc.	700	27,517
Harleysville Group, Inc.	9,618	298,350
Harleysville National Corp.	10,536	57,737
*Harris & Harris Group, Inc.	23,200	150,336
*Heritage Commerce Corp.	4,300	17,501
HF Financial Corp.	363	4,320
*Hilltop Holdings, Inc.	3,400	40,800

1062

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*HMN Financial, Inc.	750	$3,038
#Home Bancshares, Inc.	64	1,393
Home Federal Bancorp, Inc.	4,500	51,255
HopFed Bancorp, Inc.	657	7,503
Horace Mann Educators Corp.	14,766	167,594
#*Horizon Financial Corp.	1,700	2,125
#Huntington Bancshares, Inc.	6,000	24,540
IBERIABANK Corp.	4,305	201,646
*Independence Holding Co.	5,757	38,284
#Independent Bank Corp. (453836108)	1,829	39,013
#Independent Bank Corp. (453838104)	7,900	13,825
Infinity Property & Casualty Corp.	6,600	274,164
Integra Bank Corp.	6,992	10,908
#International Bancshares Corp.	1,400	18,452
*Intervest Bancshares Corp.	1,700	5,423
*Investors Bancorp, Inc.	2,714	26,841
IPC Holdings, Ltd.	1,300	37,622
*Irwin Financial Corp.	6,546	4,189
#Jones Lang LaSalle, Inc.	1,800	68,328
*LaBranche & Co., Inc.	14,530	55,069
Lakeland Bancorp, Inc.	8,014	72,447
Legacy Bancorp, Inc.	3,500	46,585
LNB Bancorp, Inc.	2,597	19,633
#*Louisiana Bancorp, Inc.	696	9,396
#*Macatawa Bank Corp.	4,400	12,144
MainSource Financial Group, Inc.	6,528	43,803
*Market Leader, Inc.	2,300	4,416
*Marlin Business Services, Inc.	4,200	28,308
Marshall & Ilsley Corp.	4,100	24,764
#*Maui Land & Pineapple Co., Inc.	315	2,300
#MB Financial, Inc.	12,800	176,000
#*MBIA, Inc.	13,800	57,822
MBT Financial Corp.	5,800	12,238
Meadowbrook Insurance Group, Inc.	20,452	161,775
Medallion Financial Corp.	6,000	47,100
Mercantile Bank Corp.	1,015	3,999
Mercer Insurance Group, Inc.	2,391	43,636
*Meridian Interstate Bancorp, Inc.	200	1,844
*MF Global, Ltd.	7,100	45,298
#*MGIC Investment Corp.	7,300	48,180
MicroFinancial, Inc.	2,400	8,064
MidSouth Bancorp, Inc.	7,300	122,640
#*Midwest Banc Holdings, Inc.	4,000	2,240
*Nara Bancorp, Inc.	400	2,360
#National Penn Bancshares, Inc.	18,842	93,833
*Navigators Group, Inc.	6,000	295,860
*Nelnet, Inc. Class A	13,000	185,770
New Hampshire Thrift Bancshares, Inc.	200	2,002
New Westfield Financial, Inc.	5,100	49,572
#NewAlliance Bancshares, Inc.	42,279	517,918
*NewBridge Bancorp	1,900	3,781
*North Valley Bancorp	200	875
Northeast Community Bancorp, Inc.	4,700	35,908
NYMAGIC, Inc.	3,249	56,175
#*Ocwen Financial Corp.	18,089	257,768
#Odyssey Re Holdings Corp.	700	32,340
#Old Republic International Corp.	13,100	135,454
OneBeacon Insurance Group, Ltd.	4,100	46,330
#Pacific Capital Bancorp	7,400	15,688
*Pacific Mercantile Bancorp	2,964	9,633
*Pacific Premier Bancorp, Inc.	800	3,480

1063

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Parkvale Financial Corp.	100	$870
Patriot National Bancorp.	1,800	5,400
Peoples Bancorp, Inc.	3,800	69,578
#*PHH Corp.	17,000	311,610
#*Phoenix Companies, Inc. (The)	24,100	53,020
*PICO Holdings, Inc.	3,761	114,071
#*Pinnacle Financial Partners, Inc.	7,600	118,560
#*Piper Jaffray Companies, Inc.	3,700	169,682
*PMA Capital Corp. Class A	10,451	60,616
*PMI Group, Inc.	2,300	5,290
*Preferred Bank.	600	2,304
#Presidential Life Corp.	7,200	64,368
*ProAssurance Corp.	11,400	578,892
#Prosperity Bancshares, Inc.	15,000	502,650
#Protective Life Corp.	1,100	16,445
Provident Financial Holdings, Inc.	2,100	15,960
Provident Financial Services, Inc.	24,000	284,160
Provident New York Bancorp	15,000	145,500
QC Holdings, Inc.	800	4,256
*Rainier Pacific Financial Group, Inc.	1,100	1,210
#Reinsurance Group of America, Inc.	2,760	114,540
#Renasant Corp.	7,550	112,420
*Republic First Bancorp, Inc.	225	1,591
Resource America, Inc.	6,400	38,464
*Rewards Network , Inc.	2,900	39,121
*Riverview Bancorp, Inc.	4,200	14,322
Rome Bancorp, Inc.	3,000	26,280
Safety Insurance Group, Inc.	5,800	187,108
Sanders Morris Harris Group, Inc.	8,900	51,887
#Sandy Spring Bancorp, Inc.	3,998	64,768
*Seabright Insurance Holdings	7,500	72,900
Seacoast Banking Corp. of Florida	2,700	5,832
—*Security Bank Corp.	600	144
#Selective Insurance Group, Inc.	19,700	294,318
*SI Financial Group, Inc.	1,327	6,104
South Financial Group, Inc.	25,400	40,894
*Southern Community Financial Corp.	6,200	18,476
*Southern Connecticut Bancorp, Inc.	100	545
*Southern First Bancshares, Inc.	200	1,566
Southwest Bancorp, Inc.	4,864	48,980
*Specialty Underwriters’ Alliance, Inc.	1,900	12,597
State Auto Financial Corp.	14,000	242,060
State BanCorp, Inc.	100	882
StellarOne Corp.	135	1,990
#Sterling Bancshares, Inc.	2,700	21,789
#*Sterling Financial Corp.	10,300	28,737
*Stewart Information Services Corp.	6,200	85,374
#*Stratus Properties, Inc.	650	3,497
Student Loan Corp.	400	17,980
*Sun American Bancorp	1,160	336
*Sun Bancorp, Inc.	8,064	36,046
*Superior Bancorp	2,625	7,271
Susquehanna Bancshares, Inc.	26,797	140,952
SWS Group, Inc.	2,700	37,152
#Synovus Financial Corp.	10,400	36,504
#*Taylor Capital Group, Inc.	3,600	24,552
#*Texas Capital Bancshares, Inc.	800	13,288
*Thomas Weisel Partners Group, Inc.	7,106	30,201
#*TIB Financial Corp.	1,852	3,871
*Tidelands Bancshares, Inc.	200	680
*TierOne Corp.	5,100	11,781

1064

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Timberland Bancorp, Inc.	400	$2,072
#Transatlantic Holdings, Inc.	4,166	197,093
*Trenwick Group, Ltd.	1,225	11
#Trustmark Corp.	10,300	204,970
#UCBH Holdings, Inc.	18,800	22,748
Umpqua Holdings Corp.	18,900	183,330
Unico American Corp.	1,400	11,711
Union Bankshares Corp.	4,404	68,350
*United America Indemnity, Ltd.	2,953	15,976
#*United Community Banks, Inc.	13,093	88,116
United Financial Bancorp, Inc.	4,288	56,945
#United Fire & Casualty Co.	9,946	167,192
United Western Bancorp, Inc.	2,600	20,748
Unitrin, Inc.	4,000	52,760
Washington Federal, Inc.	4,201	58,520
#Webster Financial Corp.	18,800	212,628
Wesbanco, Inc.	8,568	142,829
West Bancorporation	21,865	129,441
#*Western Alliance Bancorp	2,600	18,018
White Mountains Insurance Group, Ltd.	400	103,200
#Whitney Holding Corp.	14,900	130,524
*Wilshire Enterprises, Inc.	515	845
*Wintrust Financial Corp.	8,700	227,505
#Yadkin Valley Financial Corp.	3,382	23,268
Zenith National Insurance Corp.	11,900	284,053
#Zions Bancorporation	3,800	51,604
*ZipRealty, Inc.	1,329	4,133

Total Financials		17,561,404

Health Care — (4.8%)
*Adolor Corp.	5,884	10,474
*Albany Molecular Research, Inc.	12,600	120,078
*Allied Healthcare International, Inc.	16,200	40,338
*Allied Healthcare Products, Inc.	1,700	6,800
*Allion Healthcare, Inc.	6,200	45,880
*American Dental Partners, Inc.	1,050	13,744
*American Shared Hospital Services	400	842
*AMICAS, Inc.	16,950	49,833
#*Amsurg Corp.	1,300	26,806
*AngioDynamics, Inc.	8,491	105,968
*Arrhythmia Research Technology, Inc.	291	1,030
*Assisted Living Concepts, Inc.	440	6,336
*BioScrip, Inc.	3,160	18,676
*Caliper Life Sciences, Inc.	13,208	22,322
*Cambrex Corp.	2,400	10,992
*Cantel Medical Corp.	6,149	95,248
*Capital Senior Living Corp.	6,400	31,488
*Cardiac Science Corp.	8,630	34,347
*Celera Corp.	3,200	19,200
#*Community Health Systems, Inc.	3,500	99,120
*CONMED Corp.	9,700	170,526
#*Cooper Companies, Inc.	13,500	370,440
*Cross Country Healthcare, Inc.	10,928	91,249
*CuraGen Corp.	6,195	8,673
*Cutera, Inc.	400	3,340
*Digirad Corp.	3,300	6,897
*Emeritus Corp.	2,700	31,455
*Endologix, Inc.	100	483
*ev3, Inc.	11,100	136,197
*Five Star Quality Care, Inc.	600	1,680
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	676

1065

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Gentiva Health Services, Inc.	7,700	$163,856
#*Greatbatch, Inc.	5,600	123,424
*Harvard Bioscience, Inc.	7,800	32,448
#*HealthSpring, Inc.	2,300	29,049
#*HealthTronics, Inc.	11,755	25,273
Hill-Rom Holdings, Inc.	2,000	34,280
*Hi-Tech Pharmacal Co., Inc.	3,930	61,504
*Home Diagnostics, Inc.	1,634	11,095
*IntegraMed America, Inc.	123	934
#Invacare Corp.	5,120	104,448
#*Inverness Medical Innovations, Inc.	5,800	195,170
#*Kindred Healthcare, Inc.	15,400	216,216
*King Pharmaceuticals, Inc.	1,600	14,512
*Lannet Co., Inc.	5,699	50,436
*LCA-Vision, Inc.	34,700	199,178
*LeMaitre Vascular, Inc.	2,800	9,660
#*LifePoint Hospitals, Inc.	11,400	315,324
*MedCath Corp.	6,764	81,574
#Medicis Pharmaceutical Corp. Class A	600	10,272
*MedQuist, Inc.	1,842	15,049
*Merge Healthcare, Inc.	624	2,354
*Misonix, Inc.	2,000	3,260
*Nabi Biopharmaceuticals	1,000	2,570
*Odyssey Healthcare, Inc.	6,400	74,560
*Ore Pharmaceuticals, Inc.	959	571
*Orthologic Corp.	6,600	4,026
*Osteotech, Inc.	5,900	29,264
*Par Pharmaceutical Cos., Inc.	2,500	40,525
*PDI, Inc.	4,100	21,279
*Prospect Medical Holdings, Inc.	2,880	11,664
*Regeneration Technologies, Inc.	1,100	4,873
#*RehabCare Group, Inc.	5,900	141,954
*Res-Care, Inc.	34,907	545,247
*Skilled Healthcare Group, Inc.	3,000	24,780
#*Spectrum Pharmaceuticals, Inc.	3,900	26,130
*SRI/Surgical Express, Inc.	900	2,250
*SunLink Health Systems, Inc.	887	2,013
*Sunrise Senior Living, Inc.	1,000	2,340
*Theragenics Corp.	11,300	14,125
*United American Healthcare Corp.	600	990
*Universal American Corp.	8,568	77,969
*Urologix, Inc.	4,900	6,370
*ViroPharma, Inc.	1,300	9,581
*Vital Images, Inc.	2,700	36,018
*WellCare Health Plans, Inc.	1,400	31,164
Young Innovations, Inc.	500	12,660

Total Health Care		4,403,377

Industrials — (11.4%)
*A. T. Cross Co. Class A	1,675	7,253
#A.O. Smith Corp.	5,710	222,918
*AAR Corp.	3,700	70,781
*ACCO Brands Corp.	2,100	9,177
Aceto Corp.	7,800	54,834
Aircastle, Ltd.	3,700	26,862
*AirTran Holdings, Inc.	400	2,896
Alamo Group, Inc.	1,863	25,765
#*Alaska Air Group, Inc.	13,600	313,616
Albany International Corp. Class A	800	10,992
Alexander & Baldwin, Inc.	3,400	99,348
*Allied Defense Group, Inc.	2,800	9,632

1066

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Allied Motion Technologies, Inc.	400	$792
*Altra Holdings, Inc.	10,200	89,658
*Amerco, Inc.	6,865	308,101
#Apogee Enterprises, Inc.	1,100	16,038
#Applied Industrial Technologies, Inc.	12,825	283,689
#*Argon ST, Inc.	2,200	42,042
#Arkansas Best Corp.	9,500	270,560
*Arotech Corp.	4,100	6,437
*Avalon Holding Corp. Class A	262	679
#Baldor Electric Co.	9,100	234,416
*Baldwin Technology Co., Inc. Class A	3,076	3,907
#Barnes Group, Inc.	2,500	35,175
Barrett Business Services, Inc.	2,000	19,960
#*BlueLinx Holdings, Inc.	13,200	52,668
*BNS Holding, Inc.	240	1,140
*Bowne & Co., Inc.	310	2,493
#Briggs & Stratton Corp.	18,800	322,796
#*Builders FirstSource, Inc.	5,100	29,886
CDI Corp.	329	4,178
#*Ceradyne, Inc.	2,100	37,905
*Champion Industries, Inc.	1,800	3,168
*Commercial Vehicle Group, Inc.	7,600	15,276
CompX International, Inc.	200	1,270
*Cornell Companies, Inc.	2,208	37,823
*Covenant Transport Group Class A	3,300	15,378
*CPI Aerostructures, Inc.	1,500	10,665
#*Dollar Thrifty Automotive Group, Inc.	8,100	134,055
Ducommun, Inc.	1,031	17,816
*Dycom Industries, Inc.	3,615	46,019
Eastern Co.	150	2,676
*Ecology & Environment, Inc. Class A	210	3,150
#Encore Wire Corp.	2,693	58,411
*EnerSys	15,860	313,869
#Ennis, Inc.	6,134	90,354
#*EnPro Industries, Inc.	3,807	67,841
*Esterline Technologies Corp.	9,859	280,291
*ExpressJet Holdings, Inc.	88	122
Federal Signal Corp.	13,200	116,952
*First Advantage Corp.	1,600	26,016
*Flanders Corp.	3,367	21,515
*Franklin Covey Co.	6,600	42,570
Frozen Food Express Industries, Inc.	5,100	18,411
G & K Services, Inc. Class A	8,200	186,304
#GATX Corp.	15,076	380,217
*Gencor Industries, Inc.	600	4,086
#*Gibraltar Industries, Inc.	10,700	83,139
*GP Strategies Corp.	2,300	15,962
*Greenbrier Companies, Inc.	4,536	47,583
*Griffon Corp.	17,488	168,584
*H&E Equipment Services, Inc.	7,100	75,544
Hardinge, Inc.	2,569	10,122
*Herley Industries, Inc.	4,300	52,374
#*Hertz Global Holdings, Inc.	14,600	137,824
*Hirsch International Corp. Class A	300	90
*Hudson Highland Group, Inc.	5,000	10,350
*ICT Group, Inc.	3,800	39,216
*Innotrac Corp.	900	1,962
*Intelligent Systems Corp.	400	440
#*Interline Brands, Inc.	1,900	32,167
International Shipholding Corp.	400	11,604
*Intersections, Inc.	6,500	31,200

1067

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*JetBlue Airways Corp.	9,900	$50,589
*JPS Industries, Inc.	1,000	3,250
*Kadant, Inc.	4,800	53,328
Kaman Corp. Class A	3,600	69,048
*Kelly Services, Inc. Class A	11,300	132,888
*Key Technology, Inc.	987	10,729
Kimball International, Inc. Class B	7,471	50,803
*Kratos Defense & Security Solutions, Inc.	12,579	10,063
L.S. Starrett Co. Class A	200	1,732
*Ladish Co., Inc.	200	2,200
*Layne Christensen Co.	500	11,865
*LECG Corp.	3,800	13,984
*Lydall, Inc.	3,900	12,675
*M&F Worldwide Corp.	6,100	121,329
*Magnetek, Inc.	6,800	9,180
*Marten Transport, Ltd.	7,800	137,592
*MFRI, Inc.	2,300	13,800
*Miller Industries, Inc.	1,900	16,777
#*Mobile Mini, Inc.	9,000	145,620
*MPS Group, Inc.	36,900	319,185
Mueller Water Products, Inc.	32,100	123,906
NACCO Industries, Inc. Class A	2,390	100,595
*Nashua Corp.	500	3,300
*National Patent Development Corp.	1,000	1,350
National Technical Systems, Inc.	3,198	13,991
*NN, Inc.	5,500	13,420
*North America Galvanizing & Coatings, Inc.	17,800	89,000
*Northwest Pipe Co.	2,813	97,836
*On Assignment, Inc.	2,895	12,246
#*Owens Corning, Inc.	6,700	123,146
*P.A.M. Transportation Services, Inc.	3,545	24,425
*Paragon Technologies, Inc.	781	1,953
*Park-Ohio Holdings Corp.	2,100	13,104
*Patrick Industries, Inc.	1,000	1,440
*PGT, Inc.	375	761
*Pinnacle Airlines Corp.	400	1,336
Portec Rail Products, Inc.	642	6,452
*PowerSecure International, Inc.	1,800	10,890
Preformed Line Products Co.	600	21,048
Providence & Worcester Railroad Co.	200	2,349
*RCM Technologies, Inc.	4,279	9,628
Regal-Beloit Corp.	3,106	143,994
#*Republic Airways Holdings, Inc.	15,000	76,800
*Rush Enterprises, Inc. Class A	9,000	117,900
*Rush Enterprises, Inc. Class B	1,650	18,233
#Ryder System, Inc.	3,200	112,416
*Saia, Inc.	3,700	66,822
#*School Specialty, Inc.	7,600	170,012
Seaboard Corp.	200	219,000
*SIFCO Industries, Inc.	161	1,658
SkyWest, Inc.	23,200	294,176
*Sparton Corp.	2,336	6,774
*Spherion Corp.	15,600	85,800
Standex International Corp.	4,109	51,486
Steelcase, Inc. Class A	5,200	38,064
*Sunair Electronics, Inc.	600	1,368
Superior Uniform Group, Inc.	2,395	19,879
*Supreme Industries, Inc.	1,318	2,821
*Sypris Solutions, Inc.	6,800	14,212
#TAL International Group, Inc.	900	9,981
*TeamStaff, Inc.	550	844

1068

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Technology Research Corp.	2,000	$5,740
*Tecumseh Products Co. Class A	4,000	32,720
*Tecumseh Products Co. Class B	100	1,021
Timken Co.	5,200	105,976
Todd Shipyards Corp.	600	10,020
*Trailer Bridge, Inc.	200	837
*TRC Companies, Inc.	6,200	27,776
#Tredegar Industries, Inc.	14,219	208,166
*Trex Co., Inc.	400	6,540
#Trinity Industries, Inc.	3,500	48,860
Triumph Group, Inc.	2,800	111,832
#*Tutor Perini Corp.	3,000	55,350
*United Capital Corp.	700	17,010
*United Rentals, Inc.	6,600	49,302
Universal Forest Products, Inc.	6,400	285,696
*USA Truck, Inc.	3,200	46,112
Viad Corp.	4,400	77,968
Virco Manufacturing Corp.	4,600	14,490
*Volt Information Sciences, Inc.	7,550	60,098
*Wabash National Corp.	5,600	4,648
*Waste Services, Inc.	2,500	11,950
Watts Water Technologies, Inc.	11,300	297,642
*WCA Waste Corp.	6,200	27,156
#Werner Enterprises, Inc.	26,500	478,590
*Willis Lease Finance Corp.	3,800	54,910
#*YRC Worldwide, Inc.	10,300	14,420

Total Industrials		10,594,893

Information Technology — (14.3%)
*3Com Corp.	150,900	568,893
*Acorn Energy, Inc.	1,500	6,225
*ActivIdentity Corp.	16,421	41,381
*Acxiom Corp.	33,397	322,281
*Adaptec, Inc.	44,846	119,290
#*Advanced Energy Industries, Inc.	3,200	38,496
*Aehr Test Systems	120	112
*Aetrium, Inc.	1,800	3,690
Agilysys, Inc.	10,400	48,984
American Software, Inc. Class A	3,189	20,442
*Analysts International Corp.	2,000	1,800
*Anaren, Inc.	6,200	111,476
*Applied Micro Circuits Corp.	24,213	209,442
#*Arris Group, Inc.	17,900	218,022
#*Arrow Electronics, Inc.	9,059	233,450
*Astea International, Inc.	40	93
Astro-Med, Inc.	1,475	8,201
#*ATMI, Inc.	100	1,819
*Authentidate Holding Corp.	7,000	7,070
*Autobytel, Inc.	1,464	720
*Avid Technology, Inc.	10,700	131,075
*Avnet, Inc.	2,598	63,391
#*Avocent Corp.	5,352	83,010
AVX Corp.	6,284	69,061
*Aware, Inc.	1,426	3,993
*AXT, Inc.	7,406	14,145
Bel Fuse, Inc. Class B	1,283	23,582
*Benchmark Electronics, Inc.	27,623	436,443
Black Box Corp.	6,700	184,049
*Bogen Communications International, Inc.	1,000	3,700
*Brightpoint, Inc.	1,100	6,534
*Brooks Automation, Inc.	27,300	161,889

1069

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*CACI International, Inc. Class A	1,200	$55,440
*CalAmp Corp.	4,301	7,828
*California Micro Devices Corp.	8,400	26,880
*Cascade Microtech, Inc.	4,035	16,221
#*Checkpoint Systems, Inc.	2,800	48,524
*Ciber, Inc.	18,600	61,566
*Clearfield, Inc.	800	1,392
#*Coherent, Inc.	10,797	211,837
Cohu, Inc.	6,597	80,022
—#*Commerce One LLC.	4,310	—
Communications Systems, Inc.	1,500	17,925
*Computer Task Group, Inc.	6,000	39,000
*Convergys Corp.	3,500	37,485
*CSP, Inc.	66	249
CTS Corp.	9,000	75,870
*CyberOptics Corp.	3,400	22,780
#*Cymer, Inc.	100	3,421
*Data I/O Corp.	1,500	4,635
*Datalink Corp.	900	2,745
*Dataram Corp.	3,283	4,793
*DDi Corp.	4,900	23,520
*Digi International, Inc.	9,200	93,932
#*Digimarc Corp.	857	11,912
*Ditech Networks, Inc.	10,854	14,761
*DSP Group, Inc.	9,700	84,487
*Dynamics Research Corp.	3,642	44,869
*Easylink Services International Corp.	400	692
*Echostar Holding Corp.	2,200	32,428
*Edgewater Technology, Inc.	4,067	10,778
*EFJohnson Technologies, Inc.	3,400	2,312
Electro Rent Corp.	9,085	86,489
*Electro Scientific Industries, Inc.	10,500	137,550
*Electronics for Imaging, Inc.	6,100	69,540
*EMS Technologies, Inc.	3,900	85,800
*Endwave Corp.	3,700	8,806
*Entegris, Inc.	48,700	181,651
*Entorian Technologies, Inc.	5,128	1,486
*Epicor Software Corp.	38,000	231,040
*ePlus, Inc.	2,500	40,925
*Exar Corp.	11,468	80,620
*Fairchild Semiconductor Corp. Class A	5,000	44,150
#*FEI Co.	100	2,450
*Frequency Electronics, Inc.	3,304	11,564
*Gerber Scientific, Inc.	7,000	21,910
*Globecomm Systems, Inc.	1,300	10,322
*Glu Mobile, Inc.	3,700	3,996
*GSI Technology, Inc.	16,800	66,528
*GTSI Corp.	3,196	20,327
*Hackett Group, Inc.	511	1,553
*Harmonic, Inc.	45,300	313,929
*Harris Stratex Networks, Inc. Class A	6,521	45,256
*Henry Bros. Electronics, Inc.	546	3,249
—*Here Media, Inc. (427105101)	340	—
—*Here Media, Inc. (427105200)	340	—
*Hutchinson Technology, Inc.	8,900	29,103
*Hypercom Corp.	14,300	30,459
*I.D. Systems, Inc.	1,100	4,037
*IAC/InterActiveCorp.	5,000	92,050
*Ikanos Communications, Inc.	10,776	18,966
#*Imation Corp.	12,300	111,684
*infoGROUP, Inc.	5,000	30,100

1070

VA U.S TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*InfoSpace, Inc.	13,100	$95,892
*Ingram Micro, Inc.	11,900	200,158
*Insight Enterprises, Inc.	17,564	180,909
*InsWeb Corp.	333	806
*Integrated Device Technology, Inc.	48,200	326,314
*Integrated Silicon Solution, Inc.	9,260	29,169
*International Rectifier Corp.	6,400	105,984
*Internet Brands, Inc.	3,800	28,538
*Internet Capital Group, Inc.	13,300	99,351
*Intest Corp.	2,600	439
*IntriCon Corp.	700	1,820
*iPass, Inc.	23,900	42,542
*IXYS Corp.	11,100	85,803
Jabil Circuit, Inc.	9,000	82,440
*Jaco Electronics, Inc.	450	320
*JDA Software Group, Inc.	100	2,061
Keithley Instruments, Inc.	3,734	20,798
*Key Tronic Corp.	3,598	6,297
*Keynote Systems, Inc.	4,100	41,246
*Kopin Corp.	14,760	58,597
*KVH Industries, Inc.	1,200	9,756
#*L-1 Identity Solutions, Inc.	27,677	217,818
*Lattice Semiconductor Corp.	39,700	87,737
*Lawson Software, Inc.	1,400	8,316
*LeCroy Corp.	1,852	7,352
*Logic Devices, Inc.	900	559
*LookSmart, Ltd.	6,700	7,571
*Loral Space & Communications, Inc.	5,300	110,929
*Mace Security International, Inc.	4,600	4,554
*Management Network Group, Inc.	10,950	3,614
*Mentor Graphics Corp.	16,100	111,734
*Mercury Computer Systems, Inc.	4,959	57,029
*Merix Corp.	1,176	2,105
*Merrimac Industries, Inc.	200	1,690
Methode Electronics, Inc.	7,900	59,882
#*MKS Instruments, Inc.	20,600	399,022
*ModusLink Global Solutions, Inc.	16,700	119,071
*Nanometrics, Inc.	6,400	23,744
*Newport Corp.	11,200	82,768
*Newtek Business Services, Inc.	1,700	697
#*Novellus Systems, Inc.	7,500	146,775
*Nu Horizons Electronics Corp.	6,600	26,070
*NYFIX, Inc.	4,600	3,910
O.I. Corp.	400	2,040
*Occam Networks, Inc.	1,600	6,304
*OmniVision Technologies, Inc.	3,500	46,305
*Open Text Corp.	1,396	52,601
*Openwave Systems, Inc.	1,200	3,144
OPNET Technologies, Inc.	100	950
*Optical Cable Corp.	1,600	5,520
*Orbcomm, Inc.	9,700	21,728
#*OSI Systems, Inc.	3,268	64,739
*Overland Storage, Inc.	2,000	1,540
*PAR Technology Corp.	5,200	28,704
*PC Connection, Inc.	8,100	46,494
*PC-Tel, Inc.	7,638	51,098
*PDF Solutions, Inc.	3,000	6,900
Pegasystems, Inc.	1	28
*Perceptron, Inc.	73	299
*Performance Technologies, Inc.	3,750	11,250
*Pericom Semiconductor Corp.	2,192	20,824

1071

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Perot Systems Corp.	8,000	$127,840
#*Pervasive Software, Inc.	7,700	40,964
*Photronics, Inc.	10,900	55,699
Plantronics, Inc.	700	16,569
*PLATO Learning, Inc.	6,300	27,279
#*Presstek, Inc.	200	340
—*Price Communications Liquidation Trust	16,900	2,308
Qualstar Corp.	7,400	16,280
*RadiSys Corp.	8,000	63,360
*RealNetworks, Inc.	48,764	141,416
*Relm Wireless Corp.	300	477
*RF Micro Devices, Inc.	11,115	57,798
*RF Monolithics, Inc.	300	156
Richardson Electronics, Ltd.	4,600	17,112
#*Rofin-Sinar Technologies, Inc.	900	19,539
#*Rovi Corp.	2,600	68,016
*Rudolph Technologies, Inc.	10,100	82,517
#*Sandisk Corp.	400	7,128
*SCM Microsystems, Inc.	5,400	11,880
*SeaChange International, Inc.	9,300	85,095
*Selectica, Inc.	4,100	1,640
Servidyne, Inc.	1,260	2,344
*Silicon Graphics International Corp.	8,800	44,176
*Silicon Image, Inc.	1,500	3,675
*Silicon Storage Technology, Inc.	36,200	68,056
#*Skyworks Solutions, Inc.	17,357	209,673
*Soapstone Networks, Inc.	3,000	1,485
*SonicWALL, Inc.	8,357	63,430
*Spectrum Control, Inc.	3,500	34,545
*SRA International, Inc.	200	3,940
*Standard Microsystems Corp.	1,900	44,080
*StarTek, Inc.	5,200	49,140
*Support.com, Inc.	14,050	34,563
*Sycamore Networks, Inc.	100,500	341,700
*Symmetricom, Inc.	16,400	106,272
#*SYNNEX Corp.	11,400	323,988
#*Tech Data Corp.	13,700	478,541
*TechTeam Global, Inc.	3,500	22,715
*Telular Corp.	4,000	10,480
*Tessco Technologies, Inc.	600	9,048
TheStreet.com, Inc.	4,800	9,984
*THQ, Inc.	200	1,342
#*TIBCO Software, Inc.	11,925	104,105
*Tier Technologies, Inc. Class B	6,000	44,400
*Tollgrade Communications, Inc.	4,700	26,273
#*Track Data Corp.	575	1,926
#*Triquint Semiconductor, Inc.	49,500	355,410
*TTM Technologies, Inc.	6,700	66,129
Ulticom, Inc.	13,900	25,020
United Online, Inc.	19,518	179,175
#*UTStarcom, Inc.	41,002	70,113
*Veeco Instruments, Inc.	100	1,884
*Vicon Industries, Inc.	1,400	9,100
*Virage Logic Corp.	7,350	36,677
*Vishay Intertechnology, Inc.	6,100	43,371
*Web.com Group, Inc.	4,414	27,102
*White Electronics Designs Corp.	7,900	36,103
*Winland Electronics, Inc.	500	365
*Wireless Telecom Group, Inc.	5,800	3,944
*WPCS International, Inc.	1,947	5,666
*Zhone Technologies, Inc.	21,939	7,679

1072

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ZiLOG, Inc.	5,000	$12,450
*Zoran Corp.	18,131	208,869
*Zygo Corp.	125	790

Total Information Technology		13,212,399

Materials — (3.2%)
A. Schulman, Inc.	8,700	185,397
A.M. Castle & Co.	1,800	18,990
*American Pacific Corp.	700	5,670
Ashland, Inc.	600	19,884
*Buckeye Technologies, Inc.	14,923	94,761
*Bway Holding Co.	200	3,180
#Cabot Corp.	5,400	98,820
#Carpenter Technology Corp.	1,400	26,166
*Core Molding Technologies, Inc.	1,192	3,648
*Ferro Corp.	16,500	82,005
Friedman Industries, Inc.	2,536	13,973
#*Georgia Gulf Corp.	109	1,885
*Graphic Packaging Holding Co.	55,500	118,215
#*Headwaters, Inc.	14,800	45,436
Kaiser Aluminum Corp.	1,400	46,284
#*Kronos Worldwide, Inc.	200	1,644
*Louisiana-Pacific Corp.	25,700	108,454
#MeadWestavco Corp.	12,300	239,727
Minerals Technologies, Inc.	1,400	60,858
*Mines Management, Inc.	2,500	4,425
*Mod-Pac Corp.	962	2,617
Neenah Paper, Inc.	5,000	49,000
NL Industries, Inc.	17,200	117,476
#*OM Group, Inc.	3,600	121,176
P.H. Glatfelter Co.	11,400	117,990
*Penford Corp.	900	5,904
*PolyOne Corp.	33,180	142,342
Quaker Chemical Corp.	247	4,446
*Ready Mix, Inc.	923	3,507
*Rock of Ages Corp.	500	1,072
Rock-Tenn Co. Class A	300	13,488
*RTI International Metals, Inc.	1,700	30,192
Schweitzer-Maudoit International, Inc.	5,409	176,874
*Spartech Corp.	10,300	128,750
*Stillwater Mining Co.	15,600	104,364
#Temple-Inland, Inc.	1,300	20,358
#Texas Industries, Inc.	2,200	100,100
*U.S. Concrete, Inc.	14,100	27,636
#*U.S. Gold Corp.	18,900	55,944
*Wausau Paper Corp.	11,455	107,677
#Westlake Chemical Corp.	13,100	327,369
#Worthington Industries, Inc.	12,590	166,440

Total Materials		3,004,144

Other — (0.0%)
—*Big 4 Ranch, Inc.	300	—
—*ePresence, Inc. Escrow Shares	2,300	—
—*MAIR Holdings, Inc. Escrow Shares	4,800	—
—*Petrocorp, Inc. Escrow Shares	1,700	102
—*Tripos Escrow Shares	100	9

Total Other		111

Telecommunication Services — (0.3%)
*Arbinet Corp.	9,000	18,900

1073

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
CenturyTel, Inc.	2,600	$81,614
D&E Communications, Inc.	5,508	58,385
*General Communications, Inc. Class A	5,000	34,250
*IDT Corp.	2,100	4,830
*Purple Communications, Inc.	21	56
*SureWest Communications.	4,700	60,207
*Xeta Corp.	3,600	7,740

Total Telecommunication Services		265,982

Utilities — (0.1%)
#*Mirant Corp.	6,100	110,166

TOTAL COMMON STOCKS		66,773,100

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	378	110
—*German American Bancorp, Inc. Rights	3,726	—
—*Lantronix, Inc. Warrants 2008	11	—
—*Preferred Bank Rights 08/24/09	600	201

TOTAL RIGHTS/WARRANTS		311

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $685,000 FNMA 5.00%, 06/01/35, valued at $434,776) to be repurchased at $427,007	$427	427,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (27.5%)
§@DFA Short Term Investment Fund LP	25,133,836	25,133,836
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $335,760 FHLMC 4.000%, 07/01/39, valued at $326,996) to be repurchased at $317,476	$317	317,471

TOTAL SECURITIES LENDING COLLATERAL		25,451,307

TOTAL INVESTMENTS — (100.0%)
(Cost $123,507,341)##		$92,651,718

1074

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,510,642	—	—	$11,510,642
Consumer Staples	2,683,940	—	—	2,683,940
Energy	3,426,042	—	—	3,426,042
Financials	17,561,260	$144	—	17,561,404
Health Care	4,403,377	—	—	4,403,377
Industrials	10,594,893	—	—	10,594,893
Information Technology	13,210,091	2,308	—	13,212,399
Materials	3,004,144	—	—	3,004,144
Other	—	111	—	111
Telecommunication Services	265,982	—	—	265,982
Utilities	110,166	—	—	110,166
Rights/Warrants	110	201	—	311
Temporary Cash Investments	—	427,000	—	427,000
Securities Lending Collateral	—	25,451,307	—	25,451,307

TOTAL	$66,770,647	$25,881,071	—	$92,651,718

1075

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (67.7%)
Consumer Discretionary — (10.9%)
#*Abercrombie & Fitch Co.	3,258	$93,146
#*AutoNation, Inc.	4,876	100,836
#Carnival Corp.	35,339	989,139
CBS Corp. Class A	1,000	8,210
#CBS Corp. Class B	46,943	384,463
Comcast Corp. Class A	140,328	2,085,274
Comcast Corp. Special Class A	43,318	606,019
#D.R. Horton, Inc.	8,100	93,879
#*Discovery Communications, Inc. (25470F104)	7,505	183,872
*Discovery Communications, Inc. (25470F302)	7,605	170,352
#Disney (Walt) Co.	63,451	1,593,889
#*Expedia, Inc.	16,550	342,750
#Fortune Brands, Inc.	9,104	360,245
#J.C. Penney Co., Inc.	11,900	358,785
#Johnson Controls, Inc.	14,600	377,848
Leggett & Platt, Inc.	9,600	166,560
#*Liberty Global, Inc. Class A	7,490	156,915
#*Liberty Global, Inc. Series C	8,890	185,268
*Liberty Media Corp. - Entertainment Class A	37,266	1,042,330
#*Liberty Media Corp. Interactive Class A	42,599	283,709
#Macy’s, Inc.	28,232	392,707
#*Mohawk Industries, Inc.	5,250	270,795
#News Corp. Class A	57,540	594,388
#News Corp. Class B	29,139	350,251
#Royal Caribbean Cruises, Ltd.	6,700	97,284
#*Sears Holdings Corp.	7,700	510,818
#Time Warner Cable, Inc.	26,584	878,867
#Time Warner, Inc.	79,533	2,120,350
#*Toll Brothers, Inc.	10,707	209,429
#Washington Post Co.	400	180,600
*Wendy’s/Arby’s Group, Inc.	11,000	50,380
#Whirlpool Corp.	4,418	252,224
#Wyndham Worldwide Corp.	3,729	52,020

Total Consumer Discretionary		15,543,602

Consumer Staples — (4.5%)
#Archer-Daniels-Midland Co.	24,883	749,476
#Bunge, Ltd.	3,700	258,889
#*Constellation Brands, Inc. Class A	11,326	154,713
Corn Products International, Inc.	5,700	159,600
CVS Caremark Corp.	66,112	2,213,430
J.M. Smucker Co.	7,250	362,718
Kraft Foods, Inc.	34,024	964,240
Molson Coors Brewing Co.	11,200	506,352
PepsiAmericas, Inc.	9,700	259,766
*Ralcorp Holdings, Inc.	800	50,808
#Safeway, Inc.	15,227	288,247
SUPERVALU, Inc.	16,003	237,324
Tyson Foods, Inc. Class A	22,881	261,530

Total Consumer Staples		6,467,093

Energy — (9.3%)
#Anadarko Petroleum Corp.	32,664	1,574,405
Apache Corp.	18,571	1,559,035
#BJ Services Co.	8,000	113,440
#Cabot Oil & Gas Corp.	4,050	142,277

1076

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Chesapeake Energy Corp.	32,400	$694,656
#Cimarex Energy Co.	6,300	225,414
#ConocoPhillips	69,606	3,042,478
#ENSCO International, Inc.	8,598	325,778
#Helmerich & Payne, Inc.	6,903	237,187
Hess Corp.	10,100	557,520
#Marathon Oil Corp.	43,071	1,389,040
#*Nabors Industries, Ltd.	8,384	142,696
*National-Oilwell, Inc.	11,800	424,092
#*Newfield Exploration Co.	4,146	163,062
Noble Energy, Inc.	6,000	366,720
#Patterson-UTI Energy, Inc.	2,850	39,359
#Pioneer Natural Resources Co.	6,312	180,208
*Plains Exploration & Production Co.	4,000	114,600
#*Pride International, Inc.	6,644	166,565
#Rowan Companies, Inc.	4,400	93,852
#Smith International, Inc.	9,534	239,589
Sunoco, Inc.	2,000	49,380
Tesoro Petroleum Corp.	3,600	47,124
Tidewater, Inc.	3,900	175,500
Valero Energy Corp.	21,156	380,808
*Whiting Petroleum Corp.	1,216	55,887
XTO Energy, Inc.	19,900	800,577

Total Energy		13,301,249

Financials — (20.9%)
#*Allegheny Corp.	694	187,727
Allstate Corp.	34,900	939,159
American Financial Group, Inc.	8,800	214,632
#American National Insurance Co.	2,002	158,258
Ameriprise Financial, Inc.	3,900	108,420
#*Arch Capital Group, Ltd.	1,100	68,409
Aspen Insurance Holdings, Ltd.	2,161	53,744
#Associated Banc-Corp.	5,500	59,620
Assurant, Inc.	3,000	76,560
Axis Capital Holdings, Ltd.	4,303	122,463
Bank of America Corp.	226,546	3,350,615
#Bank of New York Mellon Corp.	25,810	705,645
#BB&T Corp.	14,900	340,912
#BlackRock, Inc.	207	39,442
#Capital One Financial Corp.	25,153	772,197
Chubb Corp.	26,600	1,228,388
#Cincinnati Financial Corp.	12,283	296,635
#Citigroup, Inc.	61,043	193,506
#City National Corp.	1,200	47,328
#CME Group, Inc.	2,838	791,320
#CNA Financial Corp.	19,206	327,462
#Comerica, Inc.	9,200	219,328
Discover Financial Services	24,877	295,539
#Everest Re Group, Ltd.	1,861	149,290
#Fidelity National Financial, Inc.	15,720	225,582
Fifth Third Bancorp.	18,600	176,700
#First American Corp.	7,400	218,670
#*First Horizon National Corp.	5,978	76,638
Genworth Financial, Inc.	15,000	103,500
Goldman Sachs Group, Inc.	5,500	898,150
Hanover Insurance Group, Inc.	3,901	153,348
#Hartford Financial Services Group, Inc.	21,765	358,905
HCC Insurance Holdings, Inc.	7,000	175,700
Invesco, Ltd.	9,820	193,945
#JPMorgan Chase & Co.	106,810	4,128,207

1077

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#KeyCorp.	21,700	$125,426
#Legg Mason, Inc.	6,600	185,724
Lincoln National Corp.	20,300	430,157
#Loews Corp.	32,846	986,037
#M&T Bank Corp.	6,200	361,584
#*Markel Corp.	139	43,864
#Mercury General Corp.	3,900	136,773
#MetLife, Inc.	57,533	1,953,245
#Morgan Stanley	61,930	1,765,005
*NASDAQ OMX Group, Inc. (The)	3,800	80,294
#New York Community Bancorp, Inc.	26,100	285,534
#NYSE Euronext, Inc.	12,400	334,180
#Odyssey Re Holdings Corp.	4,600	212,520
#Old Republic International Corp.	17,759	183,628
#PartnerRe, Ltd.	1,300	89,167
*People’s United Financial, Inc.	3,800	61,750
#PNC Financial Services Group, Inc.	13,182	483,252
#Prudential Financial, Inc.	24,700	1,093,469
#Raymond James Financial, Inc.	2,000	41,040
Regions Financial Corp.	12,500	55,250
Reinsurance Group of America, Inc.	5,509	228,624
#RenaissanceRe Holdings, Ltd.	1,500	75,375
#SunTrust Banks, Inc.	14,700	286,650
#Transatlantic Holdings, Inc.	4,100	193,971
Travelers Companies, Inc. (The)	41,088	1,769,660
#Unum Group	25,019	469,607
#W. R. Berkley Corp.	8,100	188,163
Wesco Financial Corp.	400	121,980
White Mountains Insurance Group, Ltd.	433	111,714

Total Financials		29,809,587

Health Care — (3.3%)
Aetna, Inc.	14,245	384,188
#*Boston Scientific Corp.	48,290	518,635
#Cardinal Health, Inc.	4,326	144,056
#*Community Health Systems, Inc.	4,772	135,143
*Coventry Health Care, Inc.	4,562	104,926
#*Hologic, Inc.	8,620	126,628
*Humana, Inc.	3,900	128,115
#*Inverness Medical Innovations, Inc.	2,550	85,807
*King Pharmaceuticals, Inc.	15,000	136,050
#Omnicare, Inc.	7,100	169,477
#PerkinElmer, Inc.	7,200	126,936
Teleflex, Inc.	600	28,776
#*Thermo Fisher Scientific, Inc.	11,600	525,248
*Watson Pharmaceuticals, Inc.	8,300	288,259
#*WellPoint, Inc.	34,119	1,796,024

Total Health Care		4,698,268

Industrials — (10.0%)
#*AGCO Corp.	633	19,914
#Burlington Northern Santa Fe Corp.	23,827	1,872,564
#CSX Corp.	29,860	1,197,983
#Eaton Corp.	4,700	244,024
#FedEx Corp.	13,441	911,837
General Electric Co.	244,300	3,273,620
#*Hertz Global Holdings, Inc.	12,096	114,186
#Ingersoll-Rand P.L.C.	8,604	248,484
*Kansas City Southern	346	7,027
#KBR, Inc.	5,200	110,188
#Manpower, Inc.	2,000	95,900

1078

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Masco Corp.	21,346	$297,350
Norfolk Southern Corp.	27,700	1,198,025
Northrop Grumman Corp.	23,289	1,038,224
#Pentair, Inc.	5,692	155,505
R. R. Donnelley & Sons Co.	12,438	172,888
#Republic Services, Inc.	6,417	170,692
#Ryder System, Inc.	4,000	140,520
#Southwest Airlines Co.	55,860	438,501
SPX Corp.	600	31,692
Tyco International, Ltd.	8,500	256,870
#Union Pacific Corp.	35,026	2,014,696
#*URS Corp.	4,930	249,458

Total Industrials		14,260,148

Information Technology — (2.8%)
#*Activision Blizzard, Inc.	26,282	300,929
*Arrow Electronics, Inc.	7,300	188,121
*Avnet, Inc.	10,700	261,080
AVX Corp.	3,900	42,861
#*Computer Sciences Corp.	11,483	553,136
#Fidelity National Information Services, Inc.	10,780	252,468
*IAC/InterActiveCorp.	10,123	186,365
*Ingram Micro, Inc.	12,277	206,499
*Micron Technology, Inc.	52,000	332,280
Molex, Inc. Class A	1,900	31,616
Motorola, Inc.	75,228	538,633
#*Rovi Corp.	1,907	49,887
#*Sandisk Corp.	8,200	146,124
*Tellabs, Inc.	9,200	53,360
*Tyco Electronics, Ltd.	21,020	451,299
Xerox Corp.	50,881	416,715

Total Information Technology		4,011,373

Materials — (2.6%)
#Alcoa, Inc.	55,076	647,694
Ashland, Inc.	1,500	49,710
#Dow Chemical Co.	52,513	1,111,700
#International Paper Co.	32,363	608,748
MeadWestavco Corp.	12,941	252,220
Reliance Steel & Aluminum Co.	4,000	134,840
#Steel Dynamics, Inc.	4,700	76,892
#*United States Steel Corp.	3,800	151,050
Valspar Corp.	3,200	81,024
#Weyerhaeuser Co.	16,032	561,761

Total Materials		3,675,639

Telecommunication Services — (3.0%)
AT&T, Inc.	122,641	3,216,874
CenturyTel, Inc.	6,300	197,757
#*Sprint Nextel Corp.	133,449	533,796
Telephone & Data Systems, Inc.	4,000	102,960
Telephone & Data Systems, Inc. Special Shares	3,000	72,300
*United States Cellular Corp.	3,700	132,534
Verizon Communications, Inc.	6	192

Total Telecommunication Services		4,256,413

Utilities — (0.4%)
*AES Corp.	15,312	195,841
#*Calpine Corp.	11,955	153,980
#*Mirant Corp.	2,700	48,762

1079

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Questar Corp.	2,611	$86,346
#*RRI Energy, Inc.	10,900	58,315

Total Utilities		543,244

TOTAL COMMON STOCKS		96,566,616

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $40,000 FNMA 5.00%, 06/01/35, valued at $25,388) to be repurchased at $23,000	$23	23,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (32.3%)
§@DFA Short Term Investment Fund LP	45,793,521	45,793,521
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $302,041 FHLMC 4.000%, 07/01/39, valued at $294,157) to be repurchased at $285,594	$286	285,589

TOTAL SECURITIES LENDING COLLATERAL		46,079,110

TOTAL INVESTMENTS — (100.0%)
(Cost $154,541,680)##		$142,668,726

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$15,543,602	—	—	$15,543,602
Consumer Staples	6,467,093	—	—	6,467,093
Energy	13,301,249	—	—	13,301,249
Financials	29,809,587	—	—	29,809,587
Health Care	4,698,268	—	—	4,698,268
Industrials	14,260,148	—	—	14,260,148
Information Technology	4,011,373	—	—	4,011,373
Materials	3,675,639	—	—	3,675,639
Telecommunication Services	4,256,413	—	—	4,256,413
Utilities	543,244	—	—	543,244
Temporary Cash Investments	—	23,000	—	23,000
Securities Lending Collateral	—	46,079,110	—	46,079,110

TOTAL	$96,566,616	$46,102,110	—	$142,668,726

1080

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.2%)
AUSTRALIA — (3.8%)
*Alumina, Ltd.	14,269	$20,425
Amcor, Ltd.	18,999	78,312
Australia & New Zealand Banking Group, Ltd.	43,648	674,222
Bendigo Bank, Ltd.	4,968	33,982
BlueScope Steel, Ltd.	23,289	65,603
Boral, Ltd.	17,774	74,044
#Caltex Australia, Ltd.	5,940	64,743
Crown, Ltd.	11,040	68,850
CSR, Ltd.	26,522	41,242
Downer EDI, Ltd.	8,559	46,198
#Fairfax Media, Ltd.	24,201	29,724
Goodman Fielder, Ltd.	25,914	29,999
*Incitec Pivot, Ltd.	25,647	59,201
Insurance Australia Group, Ltd.	23,604	72,206
Lend Lease Corp., Ltd.	11,929	77,188
Macquarie Group, Ltd.	5,858	215,279
Mirvac Group.	31,304	33,004
National Australia Bank, Ltd.	36,687	744,600
*Nufarm, Ltd.	3,485	31,488
OneSteel, Ltd.	18,909	47,193
OZ Minerals, Ltd.	58,808	55,332
Qantas Airways, Ltd.	22,363	43,171
#Seven Network, Ltd.	2,558	13,604
Suncorp-Metway, Ltd.	17,884	106,044
TABCORP Holdings, Ltd.	13,144	79,319
*Tatts Group, Ltd.	20,153	41,189
#*Wesfarmers, Ltd.	16,330	351,761

TOTAL AUSTRALIA		3,197,923

AUSTRIA — (0.5%)
Erste Group Bank AG.	3,995	139,264
Raiffeisen International Bank-Holding AG.	799	35,667
#Vienna Insurance Group AG.	1,082	50,020
#Voestalpine AG.	5,617	155,815

TOTAL AUSTRIA		380,766

BELGIUM — (0.6%)
Delhaize Group	2,828	202,421
Solvay SA.	1,224	119,953
#UCB SA.	5,259	173,811

TOTAL BELGIUM		496,185

CANADA — (8.7%)
*Alimentation Couche-Taro, Inc. Class B	3,000	47,398
Astral Media, Inc. Class A	700	19,072
#Bank of Montreal	14,137	708,917
Barrick Gold Corp.	5,800	202,549
BCE, Inc.	5,588	128,281
Canadian Pacific Railway, Ltd.	5,200	231,218
Canadian Tire Corp. Class A	2,400	120,484
*CGI Group, Inc.	7,700	78,269
Empire Co., Ltd. Class A	1,200	46,028
Ensign Energy Services, Inc.	2,200	33,370
Fairfax Financial Holdings, Inc.	300	91,344
George Weston, Ltd.	1,600	87,200
Gerdau Ameristeel Corp.	4,200	29,124

1081

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Goldcorp, Inc.	16,700	$634,515
Industrial Alliance Insurance & Financial Services, Inc.	2,800	76,937
Intact Financial Corp.	500	16,412
Loblaw Companies, Ltd.	1,700	53,971
Magna International, Inc. Class A	3,315	167,712
#Manulife Financial Corp.	23,250	564,604
Methanex Corp.	2,400	39,991
National Bank of Canada	3,000	161,829
Nexen, Inc.	4,010	83,122
Onex Corp.	1,700	33,377
Petro-Canada	14,100	582,324
*Sino-Forest Corp.	5,100	69,594
Sun Life Financial, Inc.	17,008	581,327
Talisman Energy, Inc.	29,750	459,817
*Teck Resources, Ltd. Class B	15,600	410,545
#Thomson Reuters Corp.	8,620	278,385
#Toronto Dominion Bank	11,700	685,437
TransCanada Corp.	13,125	373,312
*Viterra, Inc.	6,700	56,411
Yamana Gold, Inc.	22,800	217,364

TOTAL CANADA		7,370,240

DENMARK — (1.1%)
#A P Moller - Maersk A.S.	42	261,535
Carlsberg A.S. Series B	3,461	240,236
Danisco A.S.	1,570	76,775
*Danske Bank A.S.	12,100	251,063
*Jyske Bank A.S.	3,000	110,563

TOTAL DENMARK		940,172

FINLAND — (0.9%)
Kesko Oyj	1,700	44,864
#Neste Oil Oyj	5,235	74,097
Sampo Oyj	9,288	193,491
*Stora Enso Oyj Series R	25,642	162,980
UPM-Kymmene Oyj	26,988	282,736

TOTAL FINLAND		758,168

FRANCE — (6.4%)
#Air France-KLM	4,757	59,813
#AXA SA.	36,997	780,942
BNP Paribas SA.	10,195	740,270
#Capgemini SA.	1,927	89,064
Casino Guichard Perrachon SA.	1,204	82,724
Ciments Francais SA.	500	48,810
CNP Assurances SA.	1,276	116,377
#Compagnie de Saint-Gobain	9,031	365,251
Compagnie Generale des Establissements Michelin Series B	2,684	193,753
Credit Agricole SA.	14,584	207,717
#European Aeronautic Defence & Space Co.	8,265	157,691
*Lafarge SA.	5,700	411,770
Lagardere SCA.	3,576	133,431
*Peugeot SA.	4,558	138,079
PPR SA.	2,116	235,673
Remy Cointreau SA.	1	40
#*Renault SA.	5,526	234,827
Safran SA.	3,754	58,033
SCOR SE.	1,207	28,992
Societe Generale Paris	6,337	406,265
STMicroelectronics NV.	14,282	109,181

1082

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Vivendi SA.	32,987	$845,573

TOTAL FRANCE		5,444,276

GERMANY — (7.1%)
Allianz SE.	937	92,767
Allianz SE Sponsored ADR.	72,836	721,805
#Bayerische Motoren Werke AG.	12,520	577,752
#*Commerzbank AG.	10,095	79,438
#Daimler AG. (5529027)	17,468	808,104
Daimler AG. (D1668R123)	11,900	552,755
Deutsche Bank AG.	10,577	683,561
Deutsche Lufthansa AG.	6,846	92,384
Deutsche Telekom AG. Sponsored ADR.	73,200	936,228
E.ON AG.	9,303	353,485
Fraport AG.	1,377	63,086
Generali Deutschland Holding AG.	434	35,791
Heidelberger Zement AG.	1,098	47,342
#Munchener Rueckversicherungs-Gesellschaft AG.	3,975	601,590
Porsche Automobil Holding SE.	2,748	178,931
ThyssenKrupp AG.	6,258	191,933

TOTAL GERMANY		6,016,952

GREECE — (0.2%)
*Alpha Bank A.E.	1,100	14,482
Hellenic Petroleum S.A.	5,111	52,869
Marfin Investment Group S.A.	18,601	77,828

TOTAL GREECE		145,179

HONG KONG — (3.2%)
Cathay Pacific Airways, Ltd.	45,000	69,587
Cheung Kong Holdings, Ltd.	33,000	424,902
Great Eagle Holdings, Ltd.	8,452	19,522
Hang Lung Group, Ltd.	20,000	104,138
Henderson Land Development Co., Ltd.	20,000	132,164
Hong Kong and Shanghai Hotels, Ltd.	19,052	21,850
Hutchison Whampoa, Ltd.	74,000	550,752
Hysan Development Co., Ltd.	20,785	56,365
Kerry Properties, Ltd.	11,000	56,764
New World Development Co., Ltd.	145,696	346,057
Sino Land Co., Ltd.	43,990	89,506
Sun Hung Kai Properties, Ltd.	27,000	408,543
Wharf Holdings, Ltd.	59,014	277,278
Wheelock and Co., Ltd.	55,000	154,139

TOTAL HONG KONG		2,711,567

IRELAND — (0.4%)
#CRH P.L.C. Sponsored ADR.	14,703	363,605

ITALY — (2.4%)
Banca Monte Dei Paschi di Siena SpA.	23,367	43,847
Banca Popolare di Milano Scarl	7,333	44,369
*Banco Popolare Scarl	3,698	29,870
Fondiaria - Sai SpA.	2,059	34,479
*Intesa Sanpaolo SpA.	169,745	631,178
Italcementi SpA.	1,768	23,150
#*Pirelli & Co. SpA.	53,332	22,261
Telecom Italia SpA.	170,034	266,183
Telecom Italia SpA Sponsored ADR.	24,800	386,384
*UniCredito SpA.	125,252	365,487
Unione di Banche Italiane ScpA.	10,306	143,951

1083

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Unipol Gruppo Finanziario SpA.	28,275	$35,421

TOTAL ITALY		2,026,580

JAPAN — (12.2%)
77 Bank, Ltd. (The)	9,000	53,107
#*AEON Co., Ltd.	15,800	153,217
Aisin Seiki Co., Ltd.	5,100	130,687
Ajinomoto Co., Inc.	16,000	152,828
Amada Co., Ltd.	8,000	50,629
Aoyama Trading Co., Ltd.	1,100	18,541
Asahi Kasei Corp.	26,000	133,980
Bank of Iwate, Ltd. (The)	300	17,518
#Bank of Kyoto, Ltd. (The)	5,000	45,170
Bank of Nagoya, Ltd. (The)	3,000	13,113
Canon Marketing Japan, Inc.	2,000	31,786
Chiba Bank, Ltd. (The)	10,000	64,485
Chugoku Bank, Ltd. (The)	3,400	45,699
Citizen Holdings Co., Ltd.	3,000	16,230
#Coca-Cola West Co., Ltd.	1,000	19,585
Cosmo Oil Co., Ltd.	10,000	29,858
Dai Nippon Printing Co., Ltd.	18,000	262,770
Daicel Chemical Industries, Ltd.	10,000	63,356
Daishi Bank, Ltd. (The)	5,000	19,837
Daiwa House Industry Co., Ltd.	11,000	113,091
*Denso Corp.	6,100	178,987
*Elpida Memory, Inc.	2,300	26,074
Fuji Electric Holdings Co., Ltd.	12,000	20,978
#Fuji Heavy Industries, Ltd.	6,000	24,061
FUJIFILM Holdings Corp.	16,600	533,735
#Fujikura, Ltd.	11,000	57,914
Fukuoka Financial Group, Inc.	25,000	109,416
Gunma Bank, Ltd. (The)	12,000	69,529
Hachijuni Bank, Ltd. (The)	9,000	52,597
*Hakuhodo Dy Holdings, Inc.	470	25,755
Higo Bank, Ltd. (The)	3,000	18,339
*Hitachi High-Technologies Corp.	1,500	29,329
#Hitachi Transport System, Ltd.	2,000	25,301
Hitachi, Ltd.	44,000	147,440
Hitachi, Ltd. Sponsored ADR.	7,660	256,304
Hokkoku Bank, Ltd. (The)	5,000	18,506
Hyakugo Bank, Ltd. (The)	4,000	19,695
Hyakujishi Bank, Ltd. (The)	3,000	14,167
#Idemitsu Kosan Co., Ltd.	800	66,680
Isetan Mitsukoshi Holdings, Ltd.	6,800	71,875
*Isuzu Motors, Ltd.	17,000	30,047
Iyo Bank, Ltd. (The)	3,000	31,326
*J Front Retailing Co., Ltd.	6,000	33,224
#Joyo Bank, Ltd. (The)	6,000	30,474
JS Group Corp.	4,848	75,025
JTEKT Corp.	7,000	79,101
Juroku Bank, Ltd.	5,000	17,943
Kagoshima Bank, Ltd. (The)	5,000	39,296
Kamigumi Co., Ltd.	4,000	33,266
Kandenko Co., Ltd.	3,000	19,825
Kaneka Corp.	8,000	55,454
*Kawasaki Kisen Kaisha, Ltd.	26,000	97,499
Kinden Corp.	2,000	16,762
Kokuyo Co., Ltd.	2,000	17,037
Kyocera Corp.	3,700	296,881
Marui Group Co., Ltd.	6,000	43,035
Mazda Motor Corp.	14,000	36,345

1084

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mediceo Paltac Holdings Co., Ltd.	2,200	$27,481
*MEIJI Holdings Co., Ltd.	1,302	52,562
Mitsubishi Chemical Holdings Corp.	32,500	145,459
Mitsubishi Heavy Industries, Ltd.	87,000	346,777
*Mitsubishi Materials Corp.	24,000	64,810
Mitsubishi Rayon Co., Ltd.	16,000	43,588
Mitsubishi Tanabe Pharma Corp.	3,000	35,639
#Mitsui Chemicals, Inc.	14,000	51,274
Mitsui Sumitomo Insurance Group Holdings, Inc.	6,450	164,760
Nagase & Co., Ltd.	2,000	22,577
Nanto Bank, Ltd. (The)	3,000	17,638
*NEC Corp.	28,000	97,751
NGK Spark Plug Co., Ltd.	4,000	43,948
Nippon Express Co., Ltd.	16,000	73,251
Nippon Kayaku Co., Ltd.	4,000	33,114
Nippon Meat Packers, Inc.	5,000	61,168
Nippon Mining Holdings, Inc.	16,500	78,271
Nippon Oil Corp.	36,100	190,961
#Nippon Paper Group, Inc.	2,000	51,461
Nippon Sheet Glass Co., Ltd.	7,000	20,824
Nishi-Nippon Bank, Ltd.	18,000	45,588
Nissan Motor Co., Ltd.	66,700	483,972
Nisshin Steel Co., Ltd.	23,000	43,801
Nisshinbo Holdings, Inc.	3,000	38,235
*NOK Corp.	2,200	26,855
Obayashi Corp.	9,000	39,948
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	17,618
Oji Paper Co., Ltd.	19,000	82,319
#Onward Holdings Co., Ltd.	2,000	14,211
Panasonic Electric Works Co., Ltd.	7,000	73,968
#Resona Holdings, Inc.	7,000	102,865
Ricoh Co., Ltd.	24,000	312,464
Rohm Co., Ltd.	2,400	177,768
San-in Godo Bank, Ltd. (The)	3,000	28,212
*Sapporo Hokuyo Holdings, Inc.	6,000	20,238
Seiko Epson Corp.	2,300	35,175
Seino Holdings Co., Ltd.	2,000	15,621
Sekisui Chemical Co., Ltd.	11,000	64,768
Sekisui House, Ltd.	13,000	122,043
Shiga Bank, Ltd.	4,000	24,690
Shimachu Co., Ltd.	1,200	25,414
*Shinsei Bank, Ltd.	4,000	5,915
Sojitz Corp.	26,870	55,841
Sony Corp.	6,800	189,537
Sony Corp. Sponsored ADR.	27,600	771,696
Sumitomo Bakelite Co., Ltd.	9,000	50,525
Sumitomo Corp.	36,800	362,059
Sumitomo Electric Industries, Ltd.	17,000	210,891
Sumitomo Forestry Co., Ltd.	3,000	23,840
Sumitomo Rubber Industries, Ltd.	3,400	29,438
Sumitomo Trust & Banking Co., Ltd.	23,000	125,373
*Suzuken Co., Ltd.	1,000	30,092
#Taiheiyo Cement Corp.	11,600	17,469
Taisei Corp.	18,000	40,706
*Takashimaya Co., Ltd.	4,000	32,857
#TDK Corp.	900	47,079
TDK Corp. Sponsored ADR.	419	21,914
Teijin, Ltd.	24,000	75,813
Toda Corp.	4,000	15,233
Tokyo Steel Manufacturing Co., Ltd.	1,500	16,555
Toppan Printing Co., Ltd.	16,000	162,865

1085

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyo Seikan Kaisha, Ltd.	5,100	$108,987
Toyota Auto Body Co., Ltd.	2,000	37,481
TV Asahi Corp.	9	13,802
UNY Co., Ltd.	2,000	16,239
#Wacoal Corp.	2,000	25,647
Yamaguchi Financial Group, Inc.	7,000	95,450
Yamaha Corp.	2,000	26,453
Yamaha Motor Co., Ltd.	3,000	37,117
Yamanashi Chuo Bank, Ltd.	3,000	15,426
*Yokogawa Electric Corp.	4,500	35,040
Yokohama Rubber Co., Ltd.	3,000	15,872

TOTAL JAPAN		10,287,008

NETHERLANDS — (3.8%)
Aegon NV.	41,089	300,545
#ArcelorMittal	28,380	1,022,788
ING Groep NV.	37,531	480,269
ING Groep NV. Sponsored ADR.	8,600	111,284
Koninklijke Ahold NV.	1,832	20,811
Koninklijke DSM. NV.	5,062	181,006
Philips Electronics NV.	46,544	1,059,563

TOTAL NETHERLANDS		3,176,266

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	18,504	77,111
Fletcher Building, Ltd.	10,304	48,856

TOTAL NEW ZEALAND		125,967

NORWAY — (0.8%)
*DnB NOR ASA. Series A	18,000	156,968
#*Marine Harvest	72,000	45,341
*Norsk Hydro ASA.	21,300	125,200
Orkla ASA.	32,950	262,186
*Storebrand ASA.	10,400	56,264

TOTAL NORWAY		645,959

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA.	23,860	25,487
#Banco Espirito Santo SA.	18,664	116,543

TOTAL PORTUGAL		142,030

SINGAPORE — (1.8%)
DBS Group Holdings, Ltd.	42,000	405,132
Fraser & Neave, Ltd.	40,500	116,642
Jardine Cycle & Carriage, Ltd.	3,155	51,670
Overseas-Chinese Banking Corp., Ltd.	61,739	335,220
Singapore Airlines, Ltd.	17,800	166,772
United Industrial Corp., Ltd.	43,000	55,783
United Overseas Bank, Ltd.	29,000	355,974
UOL Group, Ltd.	12,400	30,098

TOTAL SINGAPORE		1,517,291

SPAIN — (6.4%)
Acciona SA.	679	81,924
Acerinox SA.	6,001	119,042
*Banco Bilbao Vizcaya Argentaria SA.	25,289	414,027
Banco Bilbaovizcaya Sponsored ADR.	17,375	285,645
#Banco de Sabadell SA.	30,076	200,431
Banco Espanol de Credito SA.	2,157	26,813
#Banco Popular Espanol SA.	18,312	164,853

1086

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Banco Santander SA.	123,438	$1,787,503
Banco Santander SA Sponsored ADR.	61,400	887,844
Criteria Caixacorp SA.	16,252	78,312
Fomento de Construcciones y Contratas SA.	1,500	60,165
Grupo Ferrovial SA.	1,433	49,219
*Iberdrola Renovables SA.	53,859	248,797
Mapfre SA.	11,238	41,854
Repsol YPF SA.	21,824	506,415
Repsol YPF SA. Sponsored ADR.	20,400	475,932

TOTAL SPAIN		5,428,776

SWEDEN — (2.7%)
*Electrolux AB. Series B	3,744	70,254
Holmen AB. Series B	2,300	63,290
Nordea Bank AB.	87,311	844,554
#*Skandinaviska Enskilda Banken AB. Series A	7,800	43,383
#SSAB AB. Series A	4,629	60,609
#SSAB AB. Series B	2,545	30,434
Svenska Cellulosa AB. Series B	27,821	357,634
#Svenska Handelsbanken AB. Series A	7,700	188,017
#*Swedbank AB. Series A	6,100	46,997
Tele2 AB. Series B	7,900	106,309
Telefonaktiebolaget LM Erricson Sponsored ADR.	15,470	150,368
#TeliaSonera AB.	20,500	131,525
Volvo AB. Series A	6,000	42,608
Volvo AB. Series B	20,956	153,183

TOTAL SWEDEN		2,289,165

SWITZERLAND — (5.9%)
Adecco SA.	3,259	157,046
Baloise-Holding AG.	3,031	241,553
Banque Cantonale Vaudoise	110	38,844
Credit Suisse Group AG.	22,276	1,052,671
Credit Suisse Group AG. Sponsored ADR.	10,600	502,122
Givaudan SA.	242	161,976
*Holcim, Ltd.	9,325	566,069
Sulzer AG.	1,080	71,271
#Swatch Group AG. (7184725)	783	143,315
Swatch Group AG. (7184736)	652	24,231
Swiss Life Holding AG.	1,200	120,068
Swiss Re	12,359	472,043
#*UBS AG.	34,659	507,392
Valiant Holding AG.	600	112,622
Zurich Financial Services AG.	4,307	845,800

TOTAL SWITZERLAND		5,017,023

UNITED KINGDOM — (18.0%)
Amlin P.L.C.	10,618	58,967
*Anglo American P.L.C.	5,290	170,604
Associated British Foods P.L.C.	17,097	226,848
Aviva P.L.C.	102,064	595,812
Barclays P.L.C.	293	1,489
Barclays P.L.C. Sponsored ADR.	33,200	681,928
*British Airways P.L.C.	30,103	70,937
Cable and Wireless P.L.C.	27,991	67,427
Carnival P.L.C.	3,722	107,924
Carnival P.L.C. ADR.	7,800	224,640
*easyJet P.L.C.	6,000	30,295
*Eurasian Natural Resources Corp.	2,492	35,940
*F&C Asset Management P.L.C.	—	—

1087

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Friends Provident Group P.L.C.	81,252	$94,958
HSBC Holdings P.L.C. Sponsored ADR.	61,852	3,135,896
International Power P.L.C.	65,914	281,087
*Investec P.L.C.	14,100	95,283
*Kazakhmys P.L.C.	1,994	28,546
Kingfisher P.L.C.	103,078	366,873
Ladbrokes P.L.C.	14,936	43,774
Legal and General Group P.L.C.	230,099	247,542
Mondi P.L.C.	16,202	71,739
Old Mutual P.L.C.	121,977	195,654
Pearson P.L.C.	17,440	201,263
Pearson P.L.C. Sponsored ADR.	20,800	241,072
Rexam P.L.C.	30,142	118,477
*Royal Bank of Scotland Group P.L.C.	281,320	209,050
Royal Dutch Shell P.L.C. ADR.	48,665	2,556,372
RSA Insurance Group P.L.C.	71,020	150,280
SABmiller P.L.C.	10,174	235,226
Sainsbury (J.) P.L.C.	50,094	265,754
Schroders P.L.C.	5,000	81,435
Schroders P.L.C. Non-Voting	931	12,888
Thomas Cook Group P.L.C.	36,223	131,365
Thomson Reuters P.L.C.	9,158	293,176
Tomkins P.L.C. Sponsored ADR.	1,700	19,941
Vodafone Group P.L.C.	672,985	1,376,891
Vodafone Group P.L.C. Sponsored ADR.	60,025	1,235,314
Whitbread P.L.C.	9,549	138,220
William Morrison Supermarkets P.L.C.	97,778	439,155
WPP P.L.C.	21,749	167,742
*Xstrata P.L.C.	41,051	554,495

TOTAL UNITED KINGDOM		15,262,279

TOTAL COMMON STOCKS		73,743,377

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore	150	4

ITALY — (0.0%)
#*Unione di Banche Italiane ScpA Warrants 06/30/11	10,306	754

UNITED KINGDOM — (0.0%)
*Rexam P.L.C. Rights 08/18/09	10,961	15,273

TOTAL RIGHTS/WARRANTS		16,031

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (12.8%)
§@DFA Short Term Investment Fund LP	9,671,148	9,671,148
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,211,255) to be repurchased at $1,187,525	$1,188	1,187,505

TOTAL SECURITIES LENDING COLLATERAL		10,858,653

TOTAL INVESTMENTS — (100.0%)
(Cost $97,056,471)##		$84,618,061

1088

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$3,197,923	—	$3,197,923
Austria	—	380,766	—	380,766
Belgium	—	496,185	—	496,185
Canada	$7,370,240	—	—	7,370,240
Denmark	—	940,172	—	940,172
Finland	—	758,168	—	758,168
France	—	5,444,276	—	5,444,276
Germany	2,210,788	3,806,164	—	6,016,952
Greece	—	145,179	—	145,179
Hong Kong	—	2,711,567	—	2,711,567
Ireland	363,605	—	—	363,605
Italy	386,384	1,640,196	—	2,026,580
Japan	1,102,475	9,184,533	—	10,287,008
Netherlands	111,284	3,064,982	—	3,176,266
New Zealand	—	125,967	—	125,967
Norway	—	645,959	—	645,959
Portugal	—	142,030	—	142,030
Singapore	—	1,517,291	—	1,517,291
Spain	3,436,924	1,991,852	—	5,428,776
Sweden	150,369	2,138,796	—	2,289,165
Switzerland	502,122	4,514,901	—	5,017,023
United Kingdom	8,095,164	7,167,115	—	15,262,279
Rights/Warrants
Belgium	4	—	—	4
Italy	754	—	—	754
United Kingdom	15,273	—	—	15,273
Securities Lending Collateral	—	10,858,653	—	10,858,653

TOTAL	$23,745,386	$60,872,675	—	$84,618,061

1089

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.9%)
AUSTRALIA — (5.0%)
ABB Grain, Ltd.	12,852	$95,718
Adelaide Brighton, Ltd.	20,167	41,905
AED Oil, Ltd.	4,139	2,678
#Alesco Corp., Ltd.	6,428	23,731
#*Alliance Resources, Ltd.	21,658	14,535
Amalgamated Holdings, Ltd.	4,611	17,892
*Andean Resources, Ltd.	22,721	36,957
#APN News & Media, Ltd.	19,562	30,415
*Aquila Resources, Ltd.	13,188	66,735
Ausdrill, Ltd.	14,643	13,863
*Austar United Communications, Ltd.	47,280	40,650
Austereo Group, Ltd.	21,665	26,096
#Australian Agricultural Co., Ltd.	18,400	20,073
Australian Infrastructure Fund	37,910	46,741
Australian Pharmaceutical Industries, Ltd.	11,702	5,723
AVJennings, Ltd.	21,460	5,726
AWB, Ltd.	21,653	23,808
Beach Petroleum, Ltd.	61,941	44,077
*Bendigo Mining, Ltd.	12,000	2,363
Boom Logistics, Ltd.	8,744	2,521
Bradken, Ltd.	8,097	35,723
Cabcharge Australia, Ltd.	9,538	40,983
#Campbell Brothers, Ltd.	4,030	77,574
*CBH Resources, Ltd.	4,110	—
*Centamin Egypt, Ltd.	39,538	57,590
Centennial Coal Co., Ltd.	18,733	46,925
Charter Hall Group	27,482	10,660
*Chemeq, Ltd.	5,304	368
*Citigold Corp., Ltd.	58,895	8,399
Clough, Ltd.	17,664	12,209
#*Coal of Africa, Ltd.	22,474	33,071
ConnectEast Group	76,000	24,727
Corporate Express Australia, Ltd.	5,746	18,323
Count Financial, Ltd.	11,804	13,785
Crane Group, Ltd.	6,829	62,672
*Deep Yellow, Ltd.	47,823	13,821
#Elders, Ltd.	37,851	12,070
#Energy Developments, Ltd.	6,253	12,773
*Energy World Corp., Ltd.	50,545	27,005
#Envestra, Ltd.	70,657	30,740
#FKP Property Group	51,434	24,333
Fleetwood Corp., Ltd.	5,858	31,667
#Flight Centre, Ltd.	3,898	31,565
#*Graincorp, Ltd. Series A	3,876	24,230
GRD, Ltd.	12,374	5,579
#GUD Holdings, Ltd.	3,179	21,595
Gunns, Ltd.	26,278	21,110
#GWA International, Ltd.	14,186	33,812
Healthscope, Ltd.	14,146	51,302
#Hills Industries, Ltd.	22,618	32,560
*Horizon Oil, Ltd.	65,914	9,617
iiNet, Ltd.	8,275	12,102
#Imdex, Ltd.	13,781	7,761
Independence Group NL.	5,844	25,947
Industrea, Ltd.	13,881	3,830
#Infigen Energy	14,000	15,076
Invocare, Ltd.	6,435	30,591

1090

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
IOOF Holdings, Ltd.	13,685	$54,268
#Iress Market Technology, Ltd.	6,392	38,481
*iSOFT Group, Ltd.	71,546	45,669
#*Jabiru Metals, Ltd.	19,707	5,370
#JB Hi-Fi, Ltd.	7,902	111,767
#*Kagara, Ltd.	27,762	25,124
#*Kingsgate Consolidated, Ltd.	8,435	49,158
#*Lend Lease Primelife, Ltd.	35,185	3,654
*Linc Energy, Ltd.	12,969	16,812
*Lynas Corp., Ltd.	26,000	9,656
MacMahon Holdings, Ltd.	42,067	15,764
Macquarie Media Group, Ltd.	18,151	23,556
McMillan Shakespeare, Ltd.	6,700	16,756
Mincor Resources NL.	14,047	25,858
*Mineral Deposits, Ltd.	41,200	24,083
Monadelphous Group, Ltd.	6,085	59,038
Mortgage Choice, Ltd.	10,500	9,776
*Murchison Metals, Ltd.	8,000	12,805
*Nexus Energy, Ltd.	10,855	3,177
*Novogen, Ltd.	884	565
#Oakton, Ltd.	7,474	16,707
Pacific Brands, Ltd.	43,040	42,865
*PanAust, Ltd.	126,168	43,512
Panoramic Resources, Ltd.	7,300	16,869
Paperlinx, Ltd.	26,157	11,039
Peet, Ltd.	5,900	8,330
Perpetual Trustees Australia, Ltd.	2,059	57,525
*Pharmaxis, Ltd.	13,796	28,140
#*Platinum Australia, Ltd.	17,167	13,760
PMP, Ltd.	17,571	6,171
Premier Investments, Ltd.	3,174	16,090
Prime Media Group, Ltd.	5,377	2,677
Programmed Maintenance Service, Ltd.	863	2,164
RCR Tomlinson, Ltd.	10,693	4,921
*Resolute Mining, Ltd.	14,432	7,510
Ridley Corp., Ltd.	33,330	23,069
#*Riversdale Mining, Ltd.	13,000	71,752
*Roc Oil Co., Ltd.	19,451	12,014
#SAI Global, Ltd.	8,558	20,339
#Salmat, Ltd.	12,046	37,688
#Seek, Ltd.	4,570	16,236
Select Harvests, Ltd.	2,641	6,952
Service Stream, Ltd.	15,274	5,100
Seven Network, Ltd.	6,465	34,381
#Sigma Pharmaceuticals, Ltd.	55,248	59,649
*Silex System, Ltd.	7,191	41,493
SMS Management & Technology, Ltd.	6,207	22,700
SP Telemedia, Ltd.	25,871	11,328
Specialty Fashion Group, Ltd.	19,600	11,643
Spotless Group, Ltd.	12,339	26,127
*St. Barbara, Ltd.	44,036	7,211
*Straits Resources, Ltd.	11,702	22,767
STW Communications Group, Ltd.	15,518	8,134
Sunland Group, Ltd.	14,139	10,174
Super Cheap Auto Group, Ltd.	6,900	25,431
*Tap Oil, Ltd.	12,796	11,695
Tassal Group, Ltd.	7,976	12,017
Technology One, Ltd.	23,020	16,538
#Ten Network Holdings, Ltd.	50,990	54,338
Thakral Holdings Group	87,685	15,324
#Timbercorp, Ltd.	32,011	1,178

1091

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Tower Australia Group, Ltd.	34,290	$70,994
Transfield Services Infrastructure Fund	19,583	14,945
Transfield Services, Ltd.	6,136	14,316
Trust Co., Ltd.	659	2,914
UXC, Ltd.	14,132	8,261
Village Roadshow, Ltd.	11,681	10,318
#*Virgin Blue Holdings, Ltd.	13,547	3,377
*Virgin Blue Holdings, Ltd. Private Placement Shares	14,795	3,712
Watpac, Ltd.	5,322	6,563
#West Australian Newspapers Holdings, Ltd.	7,818	39,288
*Western Areas NL.	7,047	35,903
WHK Group, Ltd.	9,562	7,578

TOTAL AUSTRALIA		3,117,366

AUSTRIA — (1.3%)
Agrana Beteiligungs AG.	319	24,189
Andritz AG.	2,690	118,037
#*Austrian Airlines AG.	1,367	8,398
#*BWIN Interactive Entertainment AG.	1,406	57,640
BWT AG.	472	9,692
*Christ Water Techology AG.	472	1,647
Constantia Packaging AG.	275	10,342
EVN AG.	1,894	31,646
Flughafen Wien AG.	543	21,029
#*Intercell AG.	2,073	76,036
Lenzing AG.	106	26,791
#Mayr-Melnhof Karton AG.	840	78,805
Oberbank AG.	984	60,594
Oesterreichischen Post AG.	1,448	44,405
Palfinger AG.	904	15,305
#*RHI AG.	833	17,649
Schoeller-Bleckmann Oilfield Equipment AG.	838	29,880
#Uniqa Versicherungen AG.	4,023	76,918
*Wienerberger AG.	4,895	81,481
*Zumtobel AG.	2,862	30,793

TOTAL AUSTRIA		821,277

BELGIUM — (1.4%)
Ackermans & van Haaren NV.	2,011	140,834
*Agfa Gevaert NV.	11,528	35,641
Banque Nationale de Belgique	20	71,906
#*Barco NV.	500	22,196
Bekaert SA.	983	122,473
Compagnie d’Entreprises CFE	280	12,464
Compagnie Immobiliere de Belgique SA.	200	5,698
Compagnie Maritime Belge SA.	1,500	48,685
#*Deceuninck NV.	1,300	3,771
D’Ieteren SA. NV.	185	39,987
Econocom Group SA.	1,771	18,640
Elia System Operator SA. NV.	1,000	37,641
Euronav SA.	1,500	29,698
EVS Broadcast Equipment SA.	477	27,664
Exmar NV.	1,500	22,012
Ion Beam Applications SA.	675	6,245
#Melexis NV.	1,058	7,726
Omega Pharma SA.	1,200	37,780
#*Option NV.	1,584	4,306
Recticel SA.	1,421	7,327
*Roularta Media Group NV.	455	9,124
*Sipef NV.	460	21,098
*Telenet Group Holding NV.	2,829	64,908

1092

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Tessenderlo Chemie NV.	1,459	$51,249
Van De Velde NV.	393	15,625

TOTAL BELGIUM		864,698

CANADA — (6.6%)
*Aastra Technologies, Ltd.	800	17,081
*Absolute Software Corp.	2,400	12,899
Aecon Group, Inc.	1,200	11,240
AGF Management, Ltd. Class B	5,044	71,686
Akita Drilling, Ltd.	1,200	8,020
*Alamos Gold, Inc.	3,100	27,885
*Altius Minerals Corp.	1,000	5,857
*Anderson Energy, Ltd.	5,100	3,740
*Antrim Energy, Inc.	6,500	4,224
#*Anvil Mining, Ltd.	4,200	8,187
*Aquiline Resources, Inc.	2,600	4,875
Astral Media, Inc. Class A	3,600	98,083
*Atrium Innovations, Inc.	831	9,874
*ATS Automation Tooling System, Inc.	5,060	21,842
*Aurizon Mines, Ltd.	12,400	46,043
#*AXIA NetMedia Corp.	4,000	4,790
*Ballard Power Systems, Inc.	3,700	6,869
*Bankers Petroleum, Ltd.	13,466	37,626
*Birchcliff Energy, Ltd.	4,800	27,849
*Boralex, Inc. Class A	2,200	18,891
*Breaker Energy, Ltd.	3,200	12,328
#*Breakwater Resources, Ltd.	18,500	4,980
Calfrac Well Services, Ltd.	1,100	11,437
*Calvalley Petroleum, Inc.	3,100	5,755
Canaccord Capital, Inc.	2,200	17,236
Canada Bread Co., Ltd.	800	31,710
*Canadian Gold Hunter Corp.	528	196
#*Canadian Hydro Developers, Inc.	8,100	37,821
Canadian Western Bank	2,800	47,280
Canam Group, Inc. Class A	2,100	13,821
*Canfor Corp.	7,200	36,827
#*Cangene Corp.	2,500	8,912
*CanWest Global Communications Corp.	2,400	356
*Capstone Mining Corp.	9,200	25,792
*Cardiome Pharma Corp.	2,500	10,420
Cascades, Inc.	3,900	19,188
*Catalyst Paper Corp.	24,005	4,011
CCL Industries, Inc. Class B	1,500	32,137
*Celestica, Inc.	16,300	130,128
*Celtic Exploration, Ltd.	1,500	20,914
#*Coalcorp Mining, Inc.	5,161	982
Cogeco Cable, Inc.	1,000	26,595
*COM DEV International, Ltd.	4,500	12,908
#*Compton Petroleum Corp.	7,200	7,887
*Connacher Oil & Gas, Ltd.	18,200	15,205
Corby Distilleries, Ltd.	900	12,432
#*Corridor Resources, Inc.	2,900	8,507
Corus Entertainment, Inc. Class B	5,400	73,938
*Cott Corp.	3,000	16,654
*Crew Energy, Inc.	1,900	9,313
#*Crystallex International Corp.	14,000	3,639
Dalsa Corp.	500	3,156
#*Denison Mines Corp.	13,884	23,843
*Descartes Systems Group, Ltd. (The)	5,100	20,973
*Detour Gold Corp.	1,700	15,607
Dorel Industries, Inc. Class B	1,600	37,132

1093

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
DundeeWealth, Inc.	4,400	$38,557
*Eastern Platinum, Ltd.	39,900	22,223
#*Equinox Minerals, Ltd.	38,700	98,075
Equitable Group, Inc.	400	6,814
*Etruscan Resources, Inc.	6,200	1,352
*Euro Goldfields, Ltd.	5,700	17,197
Evertz Technologies, Ltd.	3,700	53,959
*Fairborne Energy, Ltd.	600	1,988
*First Uranium Corp.	4,800	17,467
*Flint Energy Services, Ltd.	2,500	24,066
*FNX Mining Co., Inc.	4,197	33,818
*Forsys Metals Corp.	2,500	11,000
Forzani Group, Ltd. Class A	2,300	30,809
*Fronteer Development Group, Inc.	9,497	36,057
*Galleon Energy, Inc. Class A	5,400	21,605
Gennum Corp.	1,400	5,159
*Glacier Media, Inc.	1,800	2,891
*Golden Star Resources, Ltd.	13,100	32,226
#*Grande Cache Coal Corp.	3,400	9,027
#*Great Basin Gold, Ltd.	11,200	16,323
*Great Canadian Gaming Corp.	3,200	17,734
#*Greystar Resources, Ltd.	2,300	9,095
Groupe Aeroplan, Inc.	12,000	109,278
*Hanfeng Evergreen, Inc.	2,400	13,501
Harry Winston Diamond Corp.	3,200	18,685
*Heroux-Devtek, Inc.	2,400	9,870
*High River Gold Mines, Ltd.	12,300	3,425
*Highpine Oil & Gas, Ltd.	2,400	9,602
Home Capital Group, Inc.	1,400	44,317
*HudBay Minerals, Inc.	2,331	17,267
*Imperial Metals Corp.	2,500	9,422
Inmet Mining Corp.	2,800	117,380
*Intermap Technologies, Ltd.	3,500	6,076
*International Forest Products, Ltd. Series A	3,600	9,491
International Royalty Corp.	5,100	17,659
*Intertape Polymer Group, Inc.	900	1,078
*Iteration Energy, Ltd.	7,378	7,602
*Ivanhoe Energy, Inc.	10,100	13,501
*Jinshan Gold Mines, Inc.	9,700	12,156
*KAB Distribution, Inc.	3,100	1,842
Kingsway Financial Services, Inc.	2,400	7,798
#*Kirkland Lake Gold, Inc.	3,200	26,200
*Labopharm, Inc.	2,500	4,990
*Lake Shore Gold Corp.	9,700	29,174
#*Laramide Resources, Ltd.	1,600	1,931
Laurentian Bank of Canada	1,400	46,461
Le Chateau, Inc.	1,200	13,423
Leon’s Furniture, Ltd.	2,400	22,078
Linamar Corp.	3,100	32,777
*MacDonald Dettweiler & Associates, Ltd.	1,700	49,158
Major Drilling Group International, Inc.	1,200	27,637
Maple Leaf Foods, Inc.	5,400	45,867
*Martinrea International, Inc.	3,500	19,494
*MAXIM Power Corp.	1,300	3,150
*MDC Partners, Inc. Class A	1,500	10,443
*MDS, Inc.	8,500	54,523
#*Mega Uranium, Ltd.	2,800	3,509
Mosaid Technologies, Inc.	1,000	15,075
#Norbord, Inc.	4,900	4,776
#*North American Palladium, Ltd.	1,900	5,979
*Northgate Minerals Corp.	22,300	52,787

1094

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Nuvista Energy, Ltd.	4,124	$37,747
*Pacific Rubiales Energy Corp.	2,533	27,088
*Paramount Resources, Ltd. Class A	2,300	15,351
Pason Systems, Inc.	3,100	27,022
*Petrolifera Petroleum, Ltd.	1,200	1,493
Progress Energy Resources Corp.	2,500	21,931
*QLT, Inc.	5,800	20,083
*Quadra Mining, Ltd.	4,500	44,112
Quebecor, Inc. Class B	3,900	68,750
Quest Capital Corp.	6,900	6,725
Reitmans Canada, Ltd.	4,500	59,527
#*Resverlogix Corp.	1,300	3,415
Richelieu Hardware, Ltd.	1,000	18,232
*RONA, Inc.	8,200	104,512
*Rubicon Minerals Corp.	8,300	23,654
Russel Metals, Inc.	4,900	75,962
Samuel Manu-Tech, Inc.	1,800	5,848
Savanna Energy Services Corp.	2,900	15,237
*SEMAFO, Inc.	12,700	26,880
ShawCor, Ltd.	3,000	56,951
*Shore Gold, Inc.	15,000	7,658
*Sierra Wireless, Inc.	1,200	8,644
*Silver Standard Resources, Inc.	4,900	96,795
Silvercorp Metals, Inc.	8,700	31,901
*Stantec, Inc.	2,400	60,331
Stella-Jones, Inc.	700	15,563
#*Storm Exploration, Inc.	2,700	29,701
*SunOpta, Inc.	3,300	7,352
Superior Plus Corp.	2,900	29,666
*SXC Health Solutions Corp.	1,200	35,947
#*Tanzanian Royalty Exploration Corp.	3,400	10,605
*Taseko Mines, Ltd.	7,000	14,361
#*Theratechnologies, Inc.	1,400	2,924
#*Thompson Creek Metals Company, Inc.	5,300	77,341
#*Timminco, Ltd.	6,400	6,238
Toromont Industries, Ltd.	1,500	30,007
Torstar Corp. Class B	3,700	18,204
Transcontinental, Inc. Class A	3,600	28,105
*Transglobe Energy Corp.	4,200	13,256
Trican Well Service, Ltd.	2,700	24,061
Trinidad Drilling, Ltd.	4,100	18,916
*TriStar Oil and Gas, Ltd.	4,843	51,521
TVA Group, Inc. Class B	1,200	11,529
#*UEX Corp.	6,400	7,367
Uni-Select, Inc.	800	19,048
*Vitran Corp., Inc.	1,100	11,232
*West Energy, Ltd.	6,000	11,696
West Fraser Timber Co., Ltd.	2,500	61,615
Western Financial Group, Inc.	3,800	6,808
*Westport Innovations, Inc.	2,900	26,113
Wi-LAN, Inc.	4,600	9,437
Winpak, Ltd.	2,400	17,288
*Xtreme Coil Drilling Corp.	1,900	7,813

TOTAL CANADA		4,083,968

DENMARK — (0.8%)
*Aktieselskabet Roskilde Bank A.S.	385	26
*Alm. Brand A.S.	778	14,974
#*Amagerbanken A.S.	310	3,180
Auriga Industries A.S. Series B	950	18,366
Bang & Olufsen Holdings A.S.	2,970	24,870

1095

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Bavarian Nordic A.S.	200	$8,900
*Capinordic A.S.	5,000	2,385
D/S Norden A.S.	1,106	39,473
*Dalhoff, Larson & Horneman A.S. Series B	1,100	4,850
*DFDS A.S.	384	18,371
East Asiatic Co., Ltd. A.S.	1,200	44,130
*Fionia Holding A.S.	750	4,594
#*GN Store Nord A.S.	9,970	47,949
#*Greentech Energy Systems A.S.	2,200	11,172
*NeuroSearch A.S.	855	18,842
#*NKT Holding A.S.	1,142	43,552
*Nordjyske Bank A.S.	422	9,857
*Parken Sport & Entertainment A.S.	100	10,528
Per Aarsleff A.S. Series B	150	17,343
*Ringkjoebing Landbobank A.S.	188	18,568
*Royal Unibrew A.S.	250	4,651
*Sanistal A.S. Series B	150	2,478
Schouw & Co. A.S.	1,700	29,477
SimCorp A.S.	200	34,373
*Sjaelso Gruppen A.S.	1,000	4,317
Solar Holdings A.S. Series B	75	3,015
*Spar Nord Bank A.S.	1,650	17,609
*Sparbank	225	4,511
Thrane & Thrane A.S.	400	11,694
*TK Development A.S.	1,700	8,090
*TopoTarget A.S.	14,000	6,740
*Vestjysk Bank A.S.	725	12,948

TOTAL DENMARK		501,833

FINLAND — (3.1%)
#Ahlstrom Oyj	225	2,678
Alma Media Oyj	4,469	34,786
#Amer Sports Oyj Series A	5,277	50,950
Aspo Oyj	2,350	20,118
Cargotec Oyj Series B	300	5,628
#Cramo Oyj	1,300	14,651
*Elcoteq SE.	500	642
*Elektrobit Corp.	7,600	6,404
Elisa Oyj	8,708	159,856
*Finnair Oyj	3,800	22,759
#*Finnlines Oyj	2,099	20,228
Fiskars Oyj Abp Series A	3,740	46,715
F-Secure Oyj	5,200	19,277
Glaston Oyj Abp	4,200	6,528
HKScan Oyj Series A	1,550	19,531
Huhtamaki Oyj	4,350	49,182
KCI Konecranes Oyj	3,871	105,651
#Kemira Oyj	4,600	58,995
Kesko Oyj	4,933	130,187
Lassila & Tikanoja Oyj	2,281	48,765
Lemminkainen Oyj	500	16,482
*M-Real Oyj Series B	6,143	5,079
Olvi Oyj Series A	639	15,880
Oriola-KD Oyj Class B	3,288	15,365
Orion Oyj Series A	3,616	64,304
Orion Oyj Series B	5,451	95,603
Outokumpu Oyj Series A	8,649	169,689
Outotec Oyj	956	22,678
PKC Group Oyj	1,500	8,728
#Pohjola Bank P.L.C.	12,100	125,435
*Ponsse Oyj	1,180	7,544

1096

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Poyry Oyj	3,314	$47,189
Raisio P.L.C.	4,000	11,871
*Ramirent Oyj	2,800	22,570
Rapala VMC Oyj	1,900	11,100
Ruukki Group Oyj	13,258	32,328
#Sanoma Oyj	6,024	103,527
Stockmann Oyj Abp Series A	1,299	28,285
#Stockmann Oyj Abp Series B	1,709	36,369
Tecnomen Lifetree Oyj	5,600	8,304
Tieto Oyj	3,912	67,038
Uponor Oyj Series A	3,000	40,959
Vacon Oyj	695	26,748
Vaisala Oyj Series A	700	25,082
#YIT Oyj	5,375	70,615

TOTAL FINLAND		1,902,303

FRANCE — (5.6%)
Ales Groupe SA.	1,070	14,785
#*ALTEN	2,004	38,861
*Altran Technologies SA.	5,342	15,745
April Group SA.	1,417	54,853
Arkema	2,964	85,092
Assystem	808	7,268
*Atari SA.	43	282
*Atos Origin SA.	3,680	167,816
#Beneteau SA.	2,000	27,534
Boiron SA.	1,200	41,494
Bonduelle SCA.	536	45,369
*Bongrain SA.	669	40,354
#Bourbon SA.	3,062	128,713
*Bull SA.	1,837	6,738
Canal Plus SA.	2,031	13,929
Carbone Lorraine SA.	1,018	29,793
CBo Territoria	887	3,225
CEGID Group	250	5,686
*Club Mediterranee SA.	800	11,662
*Compagnie Generale de Geophysique-Veritas SA.	8,856	179,636
*CS Communication & Systemes	321	3,978
Delachaux SA.	516	33,430
Derichebourg	4,536	13,311
*Dollfus Mieg & Cie SA.	600	—
EDF Energies Nouvelles SA.	1,035	51,793
Electricite de Strasbourg	228	32,402
Entrepose Contracting	184	13,926
Esso S.A.F.	197	23,118
Establissements Maurel et Prom	6,624	114,745
#*Etam Developpement SA.	525	10,340
Euler Hermes SA.	711	41,967
*Faurecia SA.	2,080	25,538
#Fimalac SA.	506	26,762
Gaumont SA.	411	22,818
#*Gemalto NV.	4,519	168,823
GFI Informatique SA.	1,729	6,677
*GL Events SA.	619	10,647
Groupe Crit SA.	450	9,099
#*Groupe Eurotunnel SA.	2,075	12,306
#Groupe Steria SCA.	1,768	42,690
Guerbet SA.	122	18,567
Guyenne et Gascogne SA.	300	30,103
#*Haulotte Group SA.	1,014	7,981
Havas SA.	26,436	76,923

1097

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Ingenico SA.	2,416	$50,591
Ipsos SA.	1,795	46,826
Laurent-Perrier SA.	195	12,944
Lisi SA.	500	24,211
M6 Metropole Television	2,898	57,877
*Manitou BF SA.	1,600	21,229
Manutan International SA.	508	26,790
Neopost SA.	1,673	142,485
Nexans SA.	2,122	142,791
Nexity	600	20,673
NRJ Group	2,200	14,992
#*Orco Property Group	471	4,716
#*Orpea SA.	686	32,571
Pierre & Vacances	387	27,480
Plastic Omnium SA.	372	7,183
Rallye SA.	975	28,647
*Recylex SA.	1,500	15,413
#Remy Cointreau SA.	1,527	60,430
*Rexel SA.	4,375	48,021
Rubis SA.	454	36,937
Saft Groupe SA.	617	24,112
SAMSE SA.	132	10,248
SEB SA.	1,761	84,037
Sechilienne SA.	1,312	50,520
Societe BIC SA.	2,253	135,157
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	210	14,018
#*Societe Industrielle D’Aviations Latecoere SA.	468	2,998
*Soitec SA.	6,107	53,479
Somfy SA.	300	55,983
Sopra Group SA.	500	21,505
*Sperian Protection	422	25,717
Stallergenes SA.	534	38,041
STEF-TFE	287	13,301
Sucriere de Pithiviers Le Vieil	23	19,458
Teleperformance SA.	2,889	91,449
*Theolia SA.	1,341	7,057
Toupargel Groupe	390	7,981
Trigano SA.	1,363	20,228
*UbiSoft Entertainment SA.	1,884	32,176
*Valeo SA.	1,459	38,661
Viel et Compagnie	3,926	17,002
Vilmorin et Cie SA.	268	26,233
Virbac SA.	328	29,930
VM Materiaux SA.	186	11,291
#Zodiac Aerospace	2,571	99,328

TOTAL FRANCE		3,469,496

GERMANY — (5.1%)
#*Aareal Bank AG.	1,300	18,441
*Adlink Internet Media AG.	1,033	5,909
#*ADVA AG. Optical Networking	1,887	4,106
Aixtron AG.	5,535	90,194
#Aurubis AG.	2,266	78,398
*Baader Bank AG.	2,200	7,697
*Balda AG.	916	1,469
*Beate Uhse AG.	2,550	2,429
Bechtle AG.	929	18,093
Bilfinger Berger AG.	2,718	142,989
Biotest AG.	393	23,611
*Boewe Systec AG.	249	1,881
Carl Zeiss Meditec AG.	1,674	23,489

1098

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*CENTROTEC Sustainable AG.	1,248	$14,475
Cewe Color Holding AG.	476	16,792
Comdirect Bank AG.	2,500	21,376
#*Conergy AG.	12,903	12,476
#*Constantin Medien AG.	3,300	8,663
CTS Eventim AG.	679	28,146
#Curanum AG.	2,004	8,051
Demag Cranes AG.	707	17,534
*Deutsche Wohnen AG.	300	4,622
*Deutz AG.	4,400	21,284
#Douglas Holding AG.	1,917	76,193
*Drillisch AG.	1,695	7,527
Duerr AG.	500	7,347
DVB Bank SE.	2,260	80,443
ElreingKlinger AG.	1,426	27,296
*Escada AG.	660	2,436
#*Evotec AG.	4,738	8,824
Fielmann AG.	1,400	93,072
#*Freenet AG.	1,478	18,130
Fuchs Petrolub AG.	401	23,563
Gerresheimer AG.	1,899	42,256
Gerry Weber International AG.	963	24,718
GFK SE.	1,560	35,516
Gildemeister AG.	2,770	29,672
#*GPC Biotech AG.	1,550	3,046
*Grammer AG.	863	7,742
#Grenkeleasing AG.	327	11,754
#Heidelberger Druckmaschinen AG.	4,176	30,378
Indus Holding AG.	494	6,996
*Integralis AG.	400	3,808
#INTERSEROH SE.	586	35,549
*IVG Immobilien AG.	6,804	47,347
*Jenoptik AG.	3,249	15,728
*Kloeckner & Co. SE.	2,329	59,800
Kontron AG.	2,224	25,652
Krones AG.	792	30,634
KSB AG.	31	14,782
#*Kuka AG.	1,166	17,353
KWS Saat AG.	150	25,402
Lanxess AG.	5,031	145,992
Leoni AG.	1,605	31,153
*Manz Automation AG.	20	1,420
#Medion AG.	1,579	17,994
#MLP AG.	3,534	47,802
*Morphosys AG.	1,083	25,164
MTU Aero Engines Holding AG.	2,453	89,190
MVV Energie AG.	1,853	81,955
*Nemetschek AG.	707	13,123
#*Nordex AG.	1,260	20,311
Pfeiffer Vacuum Technology AG.	432	31,884
*Pfleiderer AG.	3,100	25,926
#*PNE Wind AG.	4,299	11,718
#*Premiere AG.	22,676	93,156
*QSC AG.	2,060	5,546
Rational AG.	151	18,265
Renk AG.	457	28,778
*Repower Systems AG.	62	9,956
Rheinmetall AG.	1,941	95,565
#Rhoen-Klinikum AG.	7,370	168,749
*Roth & Rau AG.	699	23,253
Sartorius AG.	335	6,772

1099

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Senator Entertainment AG.	140	$79
*SGL Carbon SE.	2,674	87,578
#*Singulus Technologies AG.	700	2,043
*Sixt AG.	900	21,433
Software AG.	1,603	119,902
#*Solon SE.	370	5,349
Stada Arzneimittel AG.	4,339	105,194
STINAG Stuttgarter Invest AG.	1,000	24,531
Symrise AG.	8,168	129,854
Takkt AG.	1,500	18,264
*Technotrans AG.	637	4,482
Tognum AG.	2,339	32,568
*Versatel AG.	1,439	13,300
*Vivacon AG.	637	551
Vossloh AG.	800	93,013
Wincor Nixdorf AG.	1,480	78,766
Wirecard AG.	3,775	41,401

TOTAL GERMANY		3,157,069

GREECE — (1.6%)
*Agricultural Bank of Greece S.A.	13,536	31,958
Alapis Holdings Industrial & Commercial S.A.	39,868	56,393
Anek Lines S.A.	6,610	8,944
*Astir Palace Hotels S.A.	2,100	11,095
*Attica Bank S.A.	3,175	9,940
Bank of Greece	1,143	71,099
Ellaktor S.A.	9,312	77,061
*EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	17,079
*Forthnet S.A.	5,680	14,559
Fourlis Holdings S.A.	2,390	30,725
Frigoglass S.A.	750	6,642
GEK Terna S.A.	4,087	33,928
*Geniki Bank	11,248	14,549
*Halkor S.A.	2,770	6,258
Hellenic Exchanges S.A.	1,918	24,856
Hellenic Petroleum S.A.	7,887	81,584
Heracles General Cement Co. S.A.	5,400	48,037
*Iaso S.A.	3,087	19,913
*Intracom Holdings S.A.	5,500	13,555
J&P-Avax S.A.	3,100	15,360
*Lambrakis Press S.A.	6,399	19,142
Marfin Investment Group S.A.	9,260	38,745
Metka S.A.	1,850	22,454
Michaniki S.A.	3,160	8,411
Motor Oil (Hellas) Corinth Refineries S.A.	2,329	27,199
Mytilineos Holdings S.A.	4,200	36,185
S&B Industrial Minerals S.A.	1,012	7,352
*Sidenor Steel Products Manufacturing Co. S.A.	2,262	17,054
*Technical Olympic S.A.	6,875	4,825
Titan Cement Co. S.A.	3,511	101,616
*TT Hellenic Postbank S.A.	10,394	76,838
*Viohalco S.A.	9,200	62,893

TOTAL GREECE		1,016,249

HONG KONG — (1.6%)
Alco Holdings, Ltd.	68,000	25,134
Allied Group, Ltd.	17,600	42,238
Asia Financial Holdings, Ltd.	54,874	18,405
Asia Satellite Telecommunications Holdings, Ltd.	11,500	16,467
Asia Standard International Group, Ltd.	249,400	3,082
*Associated International Hotels, Ltd.	28,000	57,717

1100

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Century City International Holdings, Ltd.	39,400	$2,232
Champion Technology Holdings, Ltd.	60,804	2,307
Chen Hsong Holdings, Ltd.	30,000	9,008
Chevalier International Holdings, Ltd.	4,000	3,043
China Hong Kong Photo Products Holdings, Ltd.	90,000	5,766
*China Resources Microelectronics, Ltd.	475,200	11,160
*China Solar Energy Holdings, Ltd.	330,000	5,523
Chong Hing Bank, Ltd.	11,000	19,910
Chow Sang Sang Holdings, Ltd.	18,000	15,762
City Telecom, Ltd.	32,239	7,731
*Coastal Greenland, Ltd.	230,000	22,801
Cross-Harbour Holdings, Ltd.	30,658	24,876
Daphne International Holdings, Ltd.	50,000	33,882
Dickson Concepts International, Ltd.	14,500	7,788
*Digitalhongong.com	329	23
DVN Holdings, Ltd.	68,000	5,867
Dynamic Holdings, Ltd.	20,000	4,355
*EganaGoldpfeil Holdings, Ltd.	85,130	—
Emperor International Holdings, Ltd.	86,000	13,737
*EPI (Holdings), Ltd.	7,132	230
*Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,542
Far East Consortium International, Ltd.	48,560	11,442
*Fountain Set Holdings, Ltd.	28,000	4,444
Four Seas Mercantile Holdings, Ltd.	60,000	16,917
Fubon Bank Hong Kong, Ltd.	34,000	16,435
Giordano International, Ltd.	66,000	20,479
Glorious Sun Enterprises, Ltd.	48,000	14,502
Golden Resorts Group, Ltd.	244,000	5,833
*Goldin Properties Holdings, Ltd.	30,000	12,580
Grande Holdings, Ltd.	28,000	2,853
Hang Ten Group Holdings, Ltd.	93	7
Harbour Centre Development, Ltd.	13,500	10,169
*Hi Sun Technology (China), Ltd.	63,000	13,768
HKR International, Ltd.	34,533	15,208
Hung Hing Printing Group, Ltd.	29,815	7,724
Integrated Distribution Services Group, Ltd.	8,000	11,862
K Wah International Holdings, Ltd.	62,078	25,576
*Lai Sun Development Co., Ltd.	625,000	10,856
Liu Chong Hing Investment, Ltd.	18,000	13,615
#Luks Industrial Group, Ltd.	28,000	15,835
Lung Kee (Bermuda) Holdings, Ltd.	26,000	10,730
*Melco International Development, Ltd.	32,000	20,588
Midland Holdings, Ltd.	34,000	27,244
Miramar Hotel & Investment Co., Ltd.	20,000	19,855
Natural Beauty Bio-Technology, Ltd.	110,000	18,707
Next Media, Ltd.	38,000	5,533
Norstar Founders Group, Ltd.	56,000	5,275
Oriental Press Group, Ltd.	74,000	9,164
*Pacific Century Premium Developments, Ltd.	60,000	16,620
Public Financial Holdings, Ltd.	24,000	12,322
*PYI Corp., Ltd.	169,839	7,437
Regal Hotels International Holdings, Ltd.	29,000	9,301
Road King Infrastructure, Ltd.	16,000	12,662
Sa Sa International Holdings, Ltd.	46,000	21,507
Sea Holdings, Ltd.	38,000	17,054
Shell Electric Manufacturing Co., Ltd.	3,725	1,802
Shui On Construction & Materials, Ltd.	6,000	8,499
Silver Grant International Industries, Ltd.	40,000	6,391
Singamas Container Holdings, Ltd.	90,000	14,236
*Sino-i Technology, Ltd.	1,240,000	9,095
Smartone Telecommunications Holdings, Ltd.	18,000	12,299

1101

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Solomon Systech International, Ltd.	58,000	$6,574
Tai Cheung Holdings, Ltd.	25,000	14,777
*TCC International Holdings, Ltd.	26,000	12,455
Texwinca Holdings, Ltd.	30,000	23,427
Truly International Holdings, Ltd.	6,000	5,642
Upbest Group, Ltd.	74,000	8,997
Varitronix International, Ltd.	20,009	6,773
Vitasoy International Holdings, Ltd.	56,000	35,117
*VODone, Ltd.	4,000	628
*Vongroup, Ltd.	190,000	5,991
*Wai Kee Holdings, Ltd.	52,000	10,037
Wing On Co. International, Ltd.	18,000	23,161

TOTAL HONG KONG		1,011,591

IRELAND — (0.9%)
*Aer Lingus Group P.L.C.	12,225	7,838
C&C Group P.L.C.	14,715	42,991
DCC P.L.C. (0242493)	3,673	78,586
DCC P.L.C. (4189477)	862	18,437
*Dragon Oil P.L.C. (0059079)	10,017	55,652
*Dragon Oil P.L.C. (5323218)	3,577	19,806
FBD Holdings P.L.C.	1,308	13,068
Glanbia P.L.C.	12,578	44,610
Grafton Group P.L.C.	3,440	16,553
Greencore Group P.L.C.	7,524	11,466
Independent News & Media P.L.C.	26,731	9,020
Irish Continental Group P.L.C.	1,483	21,351
Irish Life & Permanent P.L.C.	4,180	20,492
*Kenmare Resources P.L.C.	27,736	8,501
Kingspan Group P.L.C.	7,161	49,815
Paddy Power P.L.C. (0258810)	1,777	44,225
Paddy Power P.L.C. (4828974)	765	19,062
United Drug P.L.C.	18,067	48,868
*Waterford Wedgwood P.L.C.	70,325	90

TOTAL IRELAND		530,431

ITALY — (3.4%)
ACEA SpA.	3,393	38,625
Acegas-APS SpA.	1,710	11,340
Actelios SpA.	1,592	8,785
#*Aedes SpA.	2,841	1,255
*Amplifon SpA.	2,320	8,637
Ansaldo STS SpA.	2,808	56,891
Astaldi SpA.	3,158	24,769
#*Autogrill SpA.	4,927	47,817
Azimut Holding SpA.	8,768	93,747
Banca Generali SpA.	2,496	23,362
*Banca Intermobiliare SpA.	5,000	22,201
Banca Piccolo Credito Valtellinese Scarl SpA.	9,996	99,251
Banca Popolare dell’Etruria e del Lazio Scarl	2,881	18,029
*Banca Profilo SpA.	5,968	7,404
Banco di Desio e della Brianza SpA.	5,000	33,032
Benetton Group SpA.	3,983	33,967
Brembo SpA.	1,837	12,399
#Bulgari SpA.	9,945	61,407
Buzzi Unicem SpA.	4,209	63,137
*C.I.R. SpA - Compagnie Industriali Riunite	17,000	32,174
Caltagirone Editore SpA.	3,000	7,584
*Carraro SpA.	1,070	4,186
Cementir SpA.	2,366	9,739
*Class Editore SpA.	3,300	3,151

1102

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Credito Artigiano SpA.	3,415	$9,333
Credito Bergamasco SpA.	555	19,770
*Credito Emiliano SpA.	5,091	27,310
#Danieli & Co. SpA.	2,142	41,004
Davide Campari - Milano SpA.	8,496	72,556
De Longhi SpA.	8,000	24,074
DiaSorin SpA.	1,751	48,907
ERG SpA.	3,547	52,590
*ErgyCapital SpA.	51	42
Esprinet SpA.	1,098	11,087
*Fastweb SpA.	679	17,763
*Gemina SpA.	34,444	27,123
Geox SpA.	3,764	29,726
Gewiss SpA.	6,000	23,326
*Gruppo Coin SpA.	2,813	13,434
*Gruppo Editoriale L’Espresso SpA.	7,849	14,362
Hera SpA.	44,932	110,858
*Immsi SpA.	8,658	10,731
Impregilo SpA.	11,844	45,168
*Indesit Co. SpA.	2,500	15,969
Industria Macchine Automatique SpA.	1,436	25,387
Intek SpA.	16,174	6,327
#*Interpump Group SpA.	2,893	12,788
Iride SpA.	16,820	31,078
*Italmobiliare SpA.	273	9,278
KME Group SpA.	5,166	3,779
*Mariella Burani SpA.	427	1,145
Marr SpA.	2,435	20,221
Milano Assicurazioni SpA.	11,050	37,684
#*Mondadori (Arnoldo) Editore SpA.	7,418	31,388
Permasteelisa SpA.	913	15,764
*Pirelli & Co. Real Estate SpA.	20,286	15,640
*Pirelli & Co. SpA.	157,079	65,565
*Premafin Finanziaria SpA.	21,959	30,670
Prysmian SpA.	6,170	106,138
Recordati SpA.	9,617	64,335
#*Risanamento Napoli SpA.	3,493	1,705
SAES Getters SpA.	616	5,999
Societa Iniziative Autostradali e Servizi SpA.	5,499	40,527
*Societe Cattolica di Assicurazoni Scrl SpA.	2,483	82,759
*Sogefi SpA.	3,015	6,677
Sol SpA.	2,651	14,935
*Sorin SpA.	10,530	16,093
#*Telecom Italia Media SpA.	34,412	6,023
#*Tiscali SpA.	18,065	7,714
Tod’s SpA.	1,030	59,740
Trevi Finanziaria SpA.	999	13,402
Vianini Lavori SpA.	5,720	35,892
Vittoria Assicurazioni SpA.	2,848	16,432

TOTAL ITALY		2,123,107

JAPAN — (22.9%)
Achilles Corp.	6,000	9,659
Adeka Corp.	5,200	46,499
Aderans Holdings Co., Ltd.	2,400	33,470
Advan Co., Ltd.	2,000	13,141
Aeon Fantasy Co., Ltd.	1,152	14,961
Ahresty Corp.	700	3,247
Ai Holdings Corp.	3,200	11,051
Aica Kogyo Co., Ltd.	3,000	28,777
Aichi Bank, Ltd. (The)	600	51,270

1103

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Aichi Machine Industry Co., Ltd.	5,000	$14,578
Aichi Steel Corp.	7,000	26,172
Aichi Tokei Denki Co., Ltd.	3,000	8,637
Aida Engineering, Ltd.	4,000	13,359
Aiphone Co., Ltd.	1,100	18,305
#Akebono Brake Industry Co., Ltd.	4,000	25,220
Akita Bank, Ltd. (The)	15,000	55,666
Aloka Co., Ltd.	2,000	20,285
Alpine Electronics, Inc.	2,900	29,105
Alps Logistics Co., Ltd.	1,000	8,541
#Amano Corp.	3,000	26,681
Ando Corp.	7,000	10,343
Anritsu Corp.	5,000	20,443
AOC Holdings, Inc.	1,800	17,022
AOI Electronics Co., Ltd.	900	12,110
AOKI Holdings, Inc.	1,600	17,410
Aomori Bank, Ltd. (The)	13,000	51,784
Aoyama Trading Co., Ltd.	3,200	53,938
Arakawa Chemical Industries, Ltd.	1,800	22,173
Ariake Japan Co., Ltd.	900	13,686
Arisawa Manufacturing Co., Ltd.	1,000	8,093
Aronkasei Co., Ltd.	4,000	14,584
As One Corp.	990	17,697
Asahi Diamond Industrial Co., Ltd.	5,000	33,179
*Asahi Holdings, Inc.	1,100	20,506
Asahi Kogyosha Co., Ltd.	3,000	12,093
Asahi Organic Chemicals Industry Co., Ltd.	3,000	7,851
#*Asahi Tec Corp.	13,000	6,293
ASATSU-DK, Inc.	1,000	22,393
Ashimori Industry Co., Ltd.	3,000	4,655
ASKA Pharmaceutical Co., Ltd.	2,000	17,285
Asunaro Aoki Construction Co., Ltd.	4,000	19,926
Atsugi Co., Ltd.	15,000	20,208
#Avex Group Holdings, Inc.	1,300	11,404
Bando Chemical Industries, Ltd.	5,000	13,766
*Bank of Ikeda, Ltd. (The)	700	27,638
Bank of Iwate, Ltd. (The)	700	40,876
Bank of Nagoya, Ltd. (The)	8,000	34,968
Bank of Okinawa, Ltd. (The)	1,100	40,668
Bank of Saga, Ltd. (The)	6,000	20,029
Bank of the Ryukyus, Ltd.	4,000	46,230
#Belluna Co., Ltd.	1,400	5,750
Best Denki Co., Ltd.	2,500	12,492
#Bookoff Corp.	1,000	11,416
#CAC Corp.	1,700	12,765
Calsonic Kansei Corp.	6,000	14,675
Canon Electronics, Inc.	1,500	22,246
Canon Finetech, Inc.	2,000	25,278
Cawachi, Ltd.	800	14,690
#*Cedyna Financial Corp.	3,886	7,428
Central Glass Co., Ltd.	11,000	46,309
Century Tokyo Leasing Corp.	3,469	37,270
*Chiba Kogyo Bank, Ltd. (The)	3,200	28,283
Chiyoda Co., Ltd.	1,700	23,659
Chofu Seisakusho Co., Ltd.	1,800	36,608
#Chori Co., Ltd.	5,000	5,682
Chudenko Corp.	1,500	23,991
Chuetsu Pulp and Paper Co., Ltd.	8,000	19,910
*Chugai Mining Co., Ltd.	5,000	2,160
Chugai Ro Co., Ltd.	7,000	19,607
Chugoku Marine Paints, Ltd.	4,000	27,057

1104

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chukyo Bank, Ltd. (The)	7,000	$22,664
Chuo Spring Co., Ltd.	5,000	13,742
CKD Corp.	2,000	10,300
#*Clarion Co., Ltd.	13,000	12,714
Cleanup Corp.	2,000	10,881
#CMK Corp.	2,000	20,380
Coca-Cola Central Japan Co., Ltd.	1,500	20,878
Cocakara Fine Holdings, Inc.	879	15,287
Colowide Co., Ltd.	4,200	26,217
#*Columbia Music Entertainment, Inc.	3,000	1,389
Computer Engineering & Consulting, Ltd.	1,500	10,924
Corona Corp.	1,300	15,475
Cosel Co., Ltd.	1,600	18,300
*Creed Corp.	14	22
#*CSK Holdings Corp.	1,058	5,034
#Cybozu, Inc.	41	8,316
*Dai Nippon Toryo, Ltd.	11,000	12,501
Dai-Dan Co., Ltd.	3,000	15,904
#Daido Metal Co., Ltd.	3,000	11,455
#*Daiei, Inc. (The)	3,400	13,409
Daifuku Co., Ltd.	2,000	13,690
Daihen Corp.	11,000	36,551
#Daiichi Jitsugyo Co., Ltd.	4,000	12,896
#Daiken Corp.	9,000	15,443
Daiki Aluminium Industry Co., Ltd.	3,000	6,701
#Daiko Clearing Services Corp.	1,000	5,779
Daikoku Denki Co., Ltd.	900	12,108
*Daikyo, Inc.	6,000	9,385
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	10,848
*Dainippon Screen Manufacturing Co., Ltd.	8,000	28,870
Daisan Bank, Ltd. (The)	7,000	18,336
#Daiseki Co., Ltd.	1,430	31,189
Daisyo Corp.	1,600	22,349
Daito Bank, Ltd. (The)	10,000	8,666
Daiwa Industries, Ltd.	3,000	13,090
#Daiwa Seiko, Inc.	10,000	13,574
#Daiwabo Holdings Co., Ltd.	8,000	31,379
DCM Japan Holdings Co., Ltd.	5,100	34,622
Denki Kogyo Co., Ltd.	3,000	15,051
Denyo Co., Ltd.	2,000	15,664
Descente, Ltd.	5,000	23,397
DOUTOR NICHIRES Holdings Co., Ltd.	2,212	30,623
DTS Corp.	1,200	11,330
DyDo Drinco, Inc.	500	14,642
eAccess, Ltd.	40	30,989
Eagle Industry Co., Ltd.	2,000	8,438
Edion Corp.	1,600	9,343
Ehime Bank, Ltd. (The)	6,000	15,625
Eighteenth Bank, Ltd. (The)	6,000	16,992
Eiken Chemical Co., Ltd.	2,000	18,507
Eizo Nanao Corp.	600	13,303
Enplas Corp.	700	12,711
ESPEC Corp.	2,000	14,132
#Exedy Corp.	1,400	32,900
Fancl Corp.	2,700	32,516
#*FDK Corp.	7,000	10,229
Foster Electric Co., Ltd.	2,000	33,479
France Bed Holdings Co., Ltd.	13,000	19,628
Fuji Co., Ltd.	1,500	28,295
Fuji Corp., Ltd.	3,000	8,824
*Fuji Fire & Marine Insurance Co., Ltd. (The)	13,000	15,571

1105

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Fuji Kosan Co., Ltd.	6,000	$5,553
#Fuji Kyuko Co., Ltd.	5,000	23,039
#Fuji Soft, Inc.	2,700	54,252
Fujibo Holdings, Inc.	4,000	5,390
Fujicco Co., Ltd.	1,400	15,948
Fujikura Kasei Co., Ltd.	2,000	10,597
#Fujita Kanko, Inc.	5,000	19,947
Fujitsu Frontech, Ltd.	2,000	19,686
Fujitsu General, Ltd.	6,000	19,463
#*Fujiya Co., Ltd.	10,000	13,494
#*Fukuda Corp.	3,000	5,186
#Fukui Bank, Ltd. (The)	12,000	39,079
*Fukushima Bank, Ltd.	14,000	9,306
#Fukuyama Transporting Co., Ltd.	7,000	32,581
Furukawa Co., Ltd.	18,000	24,470
Furusato Industries, Ltd.	1,000	7,563
Fuso Pharmaceutical Industries, Ltd.	5,000	16,598
Futaba Corp.	1,200	21,023
#Future Architect, Inc.	26	11,081
Fuyo General Lease Co., Ltd.	1,000	22,053
#Gakken Co., Ltd.	3,000	5,627
Gecoss Corp.	3,500	16,271
GEO Co., Ltd.	18	14,161
#GMO Internet, Inc.	1,500	6,309
Godo Steel, Ltd.	6,000	16,535
Gulliver International Co., Ltd.	220	12,886
Gun-Ei Chemical Industry Co., Ltd.	7,000	16,126
Gunze, Ltd.	9,000	38,575
Hakuto Co., Ltd.	1,400	12,114
Hanwa Co., Ltd.	10,000	40,492
Happinet Corp.	900	11,253
Harashin Narus Holdings Co., Ltd.	1,200	12,668
Haruyama Trading Co., Ltd.	1,400	6,717
Heiwado Co., Ltd.	2,500	32,984
Hibiya Engineering, Ltd.	3,000	24,822
Higashi-Nippon Bank, Ltd.	4,000	8,644
#Hikari Tsushin, Inc.	1,400	30,224
HIS Co., Ltd.	700	14,316
Hitachi Cable, Ltd.	10,000	33,047
Hitachi Information Systems, Ltd.	1,100	33,271
Hitachi Koki Co., Ltd.	2,900	26,543
Hitachi Kokusai Electric, Inc.	4,320	31,730
Hitachi Maxell, Ltd.	2,200	39,920
Hitachi Medical Corp.	2,000	19,145
Hitachi Plant Technologies, Ltd.	6,000	38,180
Hitachi Software Engineering Co., Ltd.	2,300	63,817
#Hitachi Systems & Services, Ltd.	1,000	22,527
*Hitachi Zosen Corp.	34,500	44,230
#Hodogaya Chemical Co., Ltd.	4,000	9,758
Hogy Medical Co., Ltd.	1,100	56,506
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	15,840
Hokkaido Gas Co., Ltd.	4,000	10,647
Hokkan Holdings, Ltd.	6,000	15,484
Hokuetsu Bank, Ltd. (The)	7,000	14,318
#Hokuetsu Paper Mills, Ltd.	7,000	35,126
Hokuriku Electric Industry Co., Ltd.	4,000	8,914
#Hokuto Corp.	1,000	20,360
Hosiden Corp.	2,400	30,942
*Howa Machinery, Ltd.	5,000	3,317
#Ichikoh Industries, Ltd.	4,000	6,694
Ichiyoshi Securities Co., Ltd.	2,000	15,287

1106

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Icom, Inc.	700	$15,015
Iino Kaiun Kaisha, Ltd.	7,300	38,811
Imperial Hotel, Ltd.	550	11,410
*Impress Holdings, Inc.	3,100	6,858
Inaba Denki Sangyo Co., Ltd.	1,000	22,780
Inaba Seisakusho Co., Ltd.	1,200	12,115
Inabata and Co., Ltd.	4,000	18,328
Inageya Co., Ltd.	2,000	19,579
Ines Corp.	3,600	30,597
Inui Steamship Co., Ltd.	1,500	11,125
#*Invoice, Inc.	311	5,696
#*Iseki & Co., Ltd.	14,000	64,563
*Ishihara Sangyo Kaisha, Ltd.	24,000	26,270
Itochu Enex Co., Ltd.	4,000	24,504
Itochu-Shokuhin Co., Ltd.	600	21,568
Itoham Foods, Inc.	5,000	16,301
Itoki Corp.	3,000	8,160
*Iwasaki Electric Co., Ltd.	4,000	8,982
Iwatani International Corp.	11,000	32,136
#*Iwatsu Electric Co., Ltd.	3,000	3,341
Izumiya Co., Ltd.	7,000	40,154
Jamco Corp.	2,000	11,869
#*Janome Sewing Machine Co., Ltd.	14,000	10,912
Japan Aviation Electronics Industry, Ltd.	2,000	13,112
Japan Business Computer Co., Ltd.	2,000	14,495
#Japan Cash Machine Co., Ltd.	1,700	16,079
Japan Digital Laboratory Co., Ltd.	2,300	28,532
Japan Medical Dynamic Marketing, Inc.	770	1,652
Japan Pulp & Paper Co., Ltd.	5,000	16,807
Japan Radio Co., Ltd.	7,000	16,722
Japan Transcity Corp.	3,000	8,903
#Japan Vilene Co., Ltd.	3,000	16,109
Japan Wool Textile Co., Ltd. (The)	6,000	45,316
Jeol, Ltd.	5,000	19,401
J-Oil Mills, Inc.	6,000	20,007
#Joshin Denki Co., Ltd.	2,000	16,612
JSP Corp.	1,900	14,573
#Juki Corp.	7,000	8,520
*JVC Kenwood Holdings, Inc.	69,700	43,991
Kadokawa Holdings, Inc.	700	16,852
Kaga Electronics Co., Ltd.	900	10,912
Kagawa Bank, Ltd. (The)	3,000	12,876
Kakaku.com, Inc.	14	56,254
Kaken Pharmaceutical Co., Ltd.	7,000	60,938
*Kamagai Gumi Co., Ltd.	8,000	6,560
Kameda Seika Co., Ltd.	1,200	19,187
Kamei Corp.	2,000	12,333
Kanaden Corp.	3,000	16,345
Kanagawa Chuo Kotsu Co., Ltd.	4,000	21,859
Kanamoto Co., Ltd.	2,000	10,331
*Kanematsu Corp.	11,025	10,536
Kanto Auto Works, Ltd.	2,900	26,049
#Kanto Denka Kogyo Co., Ltd.	4,000	22,295
Kanto Natural Gas Development Co., Ltd.	2,000	11,445
*Kanto Tsukuba Bank, Ltd. (The)	1,700	5,672
Kato Sangyo Co., Ltd.	2,000	32,072
Kato Works Co., Ltd.	4,000	9,772
#*Kawada Technologies, Inc.	200	3,114
#Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	6,308
Kayaba Industry Co., Ltd.	16,000	36,695
Keihin Corp.	1,200	18,018

1107

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Keiyo Co., Ltd.	2,000	$9,837
#*Kenedix, Inc.	15	5,771
Kentucky Fried Chicken Japan, Ltd.	1,000	17,835
Key Coffee, Inc.	1,400	23,388
#*Kinki Nippon Tourist Co., Ltd.	6,000	6,333
Kintetsu World Express, Inc.	1,200	29,205
Kirayaka Bank, Ltd.	10,000	9,079
Kisoji Co., Ltd.	1,200	24,950
#Kitagawa Iron Works Co., Ltd.	7,000	8,710
Kita-Nippon Bank, Ltd. (The)	400	10,941
Kitz Corp.	4,000	15,997
Kiyo Holdings, Inc.	48,000	58,756
Koa Corp.	1,500	13,445
Koatsu Gas Kogyo Co., Ltd.	4,000	22,025
Kohnan Shoji Co., Ltd.	2,000	19,484
Koike Sanso Kogyo Co., Ltd.	4,000	11,412
#Kojima Co., Ltd.	2,300	11,597
Kokuyo Co., Ltd.	5,900	50,259
Komatsu Seiren Co., Ltd.	4,000	14,808
Komeri Co., Ltd.	800	22,036
Komori Corp.	3,200	34,734
Konaka Co., Ltd.	1,760	5,662
Konishi Co., Ltd.	2,000	15,858
#Kosei Securities Co., Ltd.	4,000	4,758
#K’s Holdings Corp.	1,900	56,282
Kurabo Industries, Ltd.	13,000	26,895
Kureha Corp.	12,000	69,279
#*Kurimoto, Ltd.	11,000	11,591
Kuroda Electric Co., Ltd.	1,200	16,421
Kyoden Co., Ltd.	3,000	4,488
Kyodo Printing Co., Ltd.	9,000	30,201
Kyodo Shiryo Co., Ltd.	5,000	7,037
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	9,453
Kyokuyo Co., Ltd.	9,000	18,210
Kyosan Electric Manufacturing Co., Ltd.	5,000	22,326
Kyowa Exeo Corp.	4,000	39,082
Kyudenko Corp.	3,000	18,352
Life Corp.	2,000	33,470
Macnica, Inc.	800	13,408
Maeda Corp.	6,000	18,887
Maeda Road Construction Co., Ltd.	6,000	52,333
Maezawa Kaisei Industries Co., Ltd.	1,200	13,174
Maezawa Kyuso Industries Co., Ltd.	1,200	19,336
Makino Milling Machine Co., Ltd.	4,000	13,094
Mandom Corp.	800	22,297
Mars Engineering Corp.	700	21,738
Marubun Corp.	1,900	13,130
Marudai Food Co., Ltd.	5,000	12,663
Maruetsu, Inc. (The)	5,000	24,050
Maruha Nichiro Holdings, Inc.	22,525	33,711
Marukyu Co., Ltd.	2,000	19,769
Marusan Securities Co., Ltd.	6,000	41,244
Maruwa Co., Ltd.	700	13,024
Maruyama Manufacturing Co., Inc.	3,000	6,477
#*Maruzen Co., Ltd.	4,000	3,714
Maruzen Showa Unyu Co., Ltd.	6,000	18,956
#Matsuda Sangyo Co., Ltd.	1,225	18,831
#Matsuya Co., Ltd.	2,000	21,075
Matsuya Foods Co., Ltd.	1,000	13,578
Max Co., Ltd.	2,000	21,595
Maxvalu Tokai Co., Ltd.	1,000	12,564

1108

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Megachips Corp.	1,900	$44,183
Meitec Corp.	800	14,544
Meito Sangyo Co., Ltd.	1,200	16,244
*Meiwa Estate Co., Ltd.	1,700	10,265
*Meiwa Trading Co., Ltd.	3,000	6,224
Melco Holdings, Inc.	1,400	20,792
Michinoku Bank, Ltd. (The)	5,000	11,283
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	24,713
Mimasu Semiconductor Industry Co., Ltd.	1,219	17,674
*Minato Bank, Ltd. (The)	21,000	29,839
Ministop Co., Ltd.	1,500	24,526
*Misawa Homes Co., Ltd,	2,000	7,462
#Misawa Resort Co., Ltd.	4,000	6,499
Misumi Group, Inc.	2,200	35,971
Mitani Corp.	1,200	9,076
*Mitsubishi Cable Industries, Ltd.	14,000	13,698
Mitsubishi Paper Mills, Ltd.	13,000	18,327
Mitsubishi Steel Manufacturing Co., Ltd.	5,000	11,047
Mitsuboshi Belting, Ltd.	5,000	21,749
Mitsui High-Tec, Inc.	3,300	42,597
#Mitsui-Soko Co., Ltd.	10,000	39,784
Mitsuuroko Co., Ltd.	3,000	18,233
#Miura Co., Ltd.	2,000	48,125
Miyazaki Bank, Ltd. (The)	6,000	23,558
#Mizuno Corp.	9,000	40,491
#Modec, Inc.	800	13,750
#Morinaga & Co., Ltd.	16,000	33,549
Morinaga Milk Industry Co., Ltd.	14,000	57,961
#Morita Holdings Corp.	4,000	16,558
MOS Food Services, Inc.	2,000	32,701
Moshi Moshi Hotline, Inc.	1,000	19,049
Nachi-Fujikoshi Corp.	13,000	26,610
Nagano Bank, Ltd. (The)	6,000	14,036
#Nagatanien Co., Ltd.	2,000	18,519
Nakamuraya Co., Ltd.	3,000	14,755
Nakayama Steel Works, Ltd.	5,000	10,668
#*NEC Electronics Corp.	2,300	23,536
NEC Fielding, Ltd.	1,200	17,130
NEC Mobiling, Ltd.	1,100	22,423
#*NEC Tokin Corp.	7,000	17,721
Net One Systems Co., Ltd.	31	54,486
*Netmarks, Inc.	7	2,207
New Japan Radio Co., Ltd.	3,000	8,600
Nichia Steel Works, Ltd.	4,000	14,074
Nichias Corp.	4,000	12,924
Nichicon Corp.	1,900	28,682
Nichii Gakkan Co.	1,600	17,328
Nichireki Co., Ltd.	2,000	7,667
Nidec Copal Corp.	1,800	19,348
Nidec Sankyo Corp.	3,000	19,146
Nidec Tosok Corp.	1,600	12,200
Nifco, Inc.	2,000	36,449
Nihon Dempa Kogyo Co., Ltd.	600	14,535
Nihon Eslead Corp.	1,000	10,091
Nihon Kohden Corp.	2,000	27,803
#Nihon Nohyaku Co., Ltd.	5,000	46,100
Nihon Parkerizing Co., Ltd.	2,000	22,821
#Nikkiso Co., Ltd.	4,000	31,321
Nippo Corp.	4,000	31,741
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	12,428
Nippon Carbon Co., Ltd.	5,000	15,696

1109

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nippon Ceramic Co., Ltd.	1,000	$12,935
Nippon Chemical Industrial Co., Ltd.	2,000	5,366
Nippon Chemi-Con Corp.	5,000	17,837
#Nippon Chemiphar Co., Ltd.	3,000	10,782
Nippon Coke & Engineering Co., Ltd.	12,500	14,971
Nippon Concrete Industries Co., Ltd.	3,000	5,348
Nippon Denko Co., Ltd.	6,000	39,328
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,233
Nippon Denwa Shisetu Co., Ltd.	5,000	15,009
Nippon Filcon Co., Ltd.	2,000	10,029
Nippon Flour Mills Co., Ltd.	8,000	38,492
Nippon Gas Co., Ltd.	2,000	30,006
Nippon Kasei Chemical Co., Ltd.	5,000	8,839
Nippon Kayaku Co., Ltd.	5,000	41,393
#Nippon Kinzoku Co., Ltd.	3,000	5,077
Nippon Koei Co., Ltd.	5,000	17,070
Nippon Konpo Unyu Soko Co., Ltd.	4,000	47,975
Nippon Koshuha Steel Co., Ltd.	10,000	10,504
*Nippon Light Metal Co., Ltd.	31,000	30,265
Nippon Metal Industry Co., Ltd.	8,000	16,748
#Nippon Paper Group, Inc.	84	2,161
Nippon Pillar Packing Co., Ltd.	2,000	7,199
*Nippon Piston Ring Co., Ltd.	7,000	7,684
Nippon Seiki Co., Ltd.	1,000	12,266
Nippon Shinyaku Co., Ltd.	3,000	39,258
Nippon Signal Co., Ltd.	3,000	27,771
Nippon Soda Co., Ltd.	8,000	39,278
#Nippon Suisan Kaisha, Ltd.	10,500	28,719
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	14,738
Nippon Thompson Co., Ltd.	3,000	14,395
Nippon Valqua Industries, Ltd.	6,000	12,291
Nippon Yakin Kogyo Co., Ltd.	4,000	20,512
Nipro Corp.	1,000	20,575
#*NIS Group Co., Ltd.	2,639	1,249
Nishimatsu Construction Co., Ltd.	11,000	15,068
Nissan Shatai Co., Ltd.	3,000	27,587
Nissei Corp.	1,000	7,063
Nissen Holdings Co., Ltd.	1,600	5,101
Nisshin Fudosan Co., Ltd.	1,400	5,673
Nisshin Oillio Group, Ltd. (The)	10,000	53,100
Nittan Valve Co., Ltd.	2,000	7,165
Nittetsu Mining Co., Ltd.	3,000	13,043
Nitto Boseki Co., Ltd.	18,000	31,848
Nitto Electric Works, Ltd.	3,000	27,286
Nitto Seiko Co., Ltd.	3,000	8,058
NOF Corp.	7,000	31,159
Nomura Co., Ltd.	4,000	11,372
Noritake Co., Ltd.	8,000	26,756
Noritsu Koki Co., Ltd.	1,200	10,439
#Noritz Corp.	2,600	29,037
NS Solutions Corp.	1,400	24,879
#NSD Co., Ltd.	2,400	25,111
Oenon Holdings, Inc.	5,000	10,590
Oiles Corp.	1,728	27,168
Oita Bank, Ltd. (The)	10,000	50,048
Okabe Co., Ltd.	4,000	15,451
Okamoto Industries, Inc.	6,000	21,850
Okamura Corp.	3,000	18,681
Okasan Securities Group, Inc.	10,000	50,869
Okinawa Electric Power Co., Ltd.	877	46,113
#OKK Corp.	5,000	4,680

1110

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Okumura Corp.	4,000	$16,626
*Okura Industrial Co., Ltd.	4,000	10,296
Okuwa Co., Ltd.	2,000	22,491
Olympic Corp.	1,800	11,514
Ono Sokki Co., Ltd.	3,000	12,351
Onoken Co., Ltd.	2,000	20,800
Organo Corp.	4,000	29,127
Origin Electric Co., Ltd.	3,000	9,220
Osaki Electric Co., Ltd.	3,000	32,823
OSG Corp.	2,000	18,317
Pacific Industrial Co., Ltd.	4,000	18,074
PanaHome Corp.	4,000	23,362
#Paramount Bed Co., Ltd.	1,700	26,745
Parco Co., Ltd.	2,000	17,409
#Paris Miki Holdings, Inc.	1,000	9,779
*Pasco Corp.	1,000	1,866
*Penta-Ocean Construction Co., Ltd.	18,000	24,362
#Pigeon Corp.	1,300	46,704
Piolax, Inc.	1,000	17,165
Press Kogyo Co., Ltd.	9,000	15,678
Prima Meat Packers, Ltd.	5,000	5,643
Raito Kogyo Co., Ltd.	2,400	6,339
#*Rasa Industries, Ltd.	3,000	3,783
*Renown, Inc.	3,000	6,676
#Resorttrust, Inc.	1,008	11,338
Rheon Automatic Machinery Co., Ltd.	2,000	5,443
#*Rhythm Watch Co., Ltd.	10,000	14,842
Ricoh Leasing Co., Ltd.	1,000	19,781
Right On Co., Ltd.	1,125	11,236
Riken Corp.	7,000	21,941
Riken Technos Corp.	5,000	10,852
Riken Vitamin Co., Ltd.	2,000	56,594
#*Ringer Hut Co., Ltd.	1,800	22,922
#RISA Partners, Inc.	19	16,729
Rock Field Co., Ltd.	300	3,744
Roland Corp.	2,000	23,548
#Roland DG. Corp.	900	12,882
#Round One Corp.	1,200	11,104
Royal Co., Ltd.	2,000	21,722
Ryobi, Ltd.	11,000	28,381
Ryoden Trading Co., Ltd.	3,000	17,625
Ryosan Co., Ltd.	2,100	53,791
Ryoshoku, Ltd.	1,100	25,168
Ryoyo Electro Corp.	2,000	17,077
S Foods, Inc.	2,000	17,521
*Sagami Chain Co., Ltd.	2,000	17,796
#*Sagami Co., Ltd.	3,000	5,122
Saibu Gas Co., Ltd.	24,000	64,063
#Saizeriya Co., Ltd.	1,700	26,852
Sakata INX Corp.	3,000	11,706
#Sakata Seed Corp.	2,000	29,744
Sala Corp.	4,000	21,708
San-Ai Oil Co., Ltd.	4,000	18,702
*Sanden Corp.	7,000	19,614
Sanei-International Co., Ltd.	500	5,460
#Sankei Building Co., Ltd.	2,000	13,136
Sanken Electric Co., Ltd.	3,000	11,791
Sanki Engineering Co., Ltd.	5,000	39,145
Sankyo Seiko Co., Ltd.	4,000	9,598
*Sankyo-Tateyama Holdings, Inc.	16,000	14,291
Sanoh Industrial Co., Ltd.	3,000	18,132

1111

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sanrio Co., Ltd.	2,100	$17,765
Sanshin Electronics Co., Ltd.	2,000	17,694
*Sansui Electric Co., Ltd.	28,000	1,764
Sanwa Holdings Corp.	5,000	18,047
Sanyo Chemical Industries, Ltd.	7,000	39,386
Sanyo Denki Co., Ltd.	4,000	16,025
#Sanyo Shokai, Ltd.	4,000	13,236
Sanyo Special Steel Co., Ltd.	6,000	24,272
#Sasebo Heavy Industries Co., Ltd.	7,000	14,127
Sato Corp.	2,100	18,206
Sato Shoji Corp.	2,000	10,597
Satori Electric Co., Ltd.	1,000	6,214
*Saxa Holdings, Inc.	4,000	8,845
Secom Joshinetsu Co., Ltd.	900	17,743
Secom Techno Service Co., Ltd.	500	13,967
Seika Corp.	8,000	18,609
Seikagaku Corp.	1,700	19,404
#Seiko Holdings Corp.	3,307	8,491
Seiren Co., Ltd.	2,000	11,073
Sekisui Jushi Co., Ltd.	2,000	16,155
Sekisui Plastics Co., Ltd.	7,000	26,508
Senko Co., Ltd.	6,000	22,094
Senshu Electric Co., Ltd.	1,000	12,730
Senshukai Co., Ltd.	3,000	20,022
#Shibaura Mechatronics Corp.	4,000	15,921
#Shibusawa Warehouse Co., Ltd.	6,000	22,914
Shibuya Kogyo Co., Ltd.	2,100	17,172
#Shikibo, Ltd.	9,000	16,180
Shikoku Bank, Ltd.	10,000	36,188
Shikoku Chemicals Corp.	3,000	15,251
Shikoku Coca-Cola Bottling Co., Ltd.	1,500	14,712
#Shima Seiki Manufacturing Co., Ltd.	1,200	30,074
Shimachu Co., Ltd.	800	16,943
#Shimizu Bank, Ltd.	400	15,623
Shinagawa Refractories Co., Ltd.	5,000	12,590
Shindengen Electric Manufacturing Co., Ltd.	3,000	6,970
Shin-Etsu Polymer Co., Ltd.	5,000	31,743
#Shinkawa, Ltd.	1,000	15,242
Shinko Plantech Co., Ltd.	3,000	24,453
Shinko Shoji Co., Ltd.	2,000	18,056
Shinmaywa Industries, Ltd.	5,000	18,211
Shinnihon Corp.	4,000	6,442
Shiroki Co., Ltd.	7,000	13,418
Shizuoka Gas Co., Ltd.	3,000	19,565
#Sho-Bond Corp.	2,000	37,731
#Shobunsha Publications, Inc.	1,300	8,461
Shochiku Co., Ltd.	4,000	33,127
Showa Corp.	1,400	7,870
#Showa Sangyo Co., Ltd.	10,000	30,325
#Siix Corp.	2,400	12,139
Sinanen Co., Ltd.	3,000	15,015
#Sinfonia Technology Co., Ltd.	6,000	14,854
SMK Corp.	5,000	28,099
Snow Brand Milk Products Co., Ltd.	6,500	21,451
Sohgo Security Services Co., Ltd.	2,400	27,033
Sorun Corp.	2,000	11,228
SRA Holdings, Inc.	1,000	8,695
SSP Co., Ltd.	4,000	20,568
Star Micronics Co., Ltd.	2,000	20,260
Starzen Corp.	4,000	9,286
#Stella Chemifa Corp.	900	32,988

1112

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumida Corp.	1,100	$7,180
Suminoe Textile Co., Ltd.	5,000	8,026
#*Sumiseki Holdings, Inc.	2,300	2,496
Sumisho Computer Systems Corp.	1,100	18,547
*Sumitomo Light Metal Industries, Ltd.	11,000	10,753
*Sumitomo Mitsui Construction Co., Ltd.	9,660	9,892
#Sumitomo Osaka Cement Co., Ltd.	18,000	34,142
Sumitomo Pipe & Tube Co., Ltd.	3,000	16,516
Sumitomo Precision Products Co., Ltd.	2,000	7,666
Sumitomo Seika Chemicals Co., Ltd.	4,000	16,445
Sumitomo Warehouse Co., Ltd.	11,000	46,409
#Sun Wave Corp.	2,000	6,198
#SUNX, Ltd.	2,700	8,977
*SWCC Showa Holdings Co., Ltd.	12,000	14,010
*SxL Corp.	3,000	1,840
#T. Hasegawa Co., Ltd.	1,600	22,638
Tachi-S Co., Ltd.	2,100	19,064
Taihei Dengyo Kaisha, Ltd.	3,000	29,497
Taiho Kogyo Co., Ltd.	1,900	13,736
Taikisha, Ltd.	2,000	21,933
Taisei Rotec Corp.	3,000	4,647
#Taiyo Yuden Co., Ltd.	3,000	40,806
Takamatsu Construction Group	1,600	25,498
#Takaoka Electric Manufacturing Co., Ltd.	4,000	12,577
#Takara Holdings, Inc.	5,000	33,230
Takara Standard Co., Ltd.	5,000	29,607
Takasago International Corp.	7,000	37,636
Takasago Thermal Engineering Co., Ltd.	6,000	52,819
*Takashima & Co., Ltd.	4,000	6,049
Takiron Co., Ltd.	3,000	9,461
*Takuma Co., Ltd.	6,000	14,468
Tamura Corp.	4,000	15,749
*TCM Corp.	5,000	7,110
#*Teac Corp.	5,000	2,736
Techno Associe Co., Ltd.	1,800	12,892
*Tecmo Koei Holdings Co., Ltd.	3,000	23,081
Teikoku Tsushin Kogyo Co., Ltd.	4,000	10,885
*Tekken Corp.	11,000	10,630
Tenma Corp.	2,000	23,982
TKC Corp.	1,200	23,115
Toa Corp.	12,000	15,639
Toa Doro Kogyo Co., Ltd.	3,000	5,432
Toagosei Co., Ltd.	20,000	60,512
*Tobishima Corp.	12,000	5,177
TOC Co., Ltd.	5,000	20,531
Tocalo Co., Ltd.	1,000	18,108
Tochigi Bank, Ltd.	7,000	33,722
Toda Corp.	17,000	64,739
Toei Co., Ltd.	5,000	26,213
Toenec Corp.	3,000	17,368
Toho Bank, Ltd.	14,000	63,222
Toho Zinc Co., Ltd.	4,000	16,618
Tohoku Bank, Ltd.	8,000	13,077
#Tokai Corp.	5,000	22,586
Tokai Rubber Industries, Ltd.	2,700	34,288
Tokai Tokyo Financial Holdings, Inc.	19,000	69,307
*Toko, Inc.	8,000	14,135
Tokushima Bank, Ltd.	7,000	36,628
Tokushu Tokai Holdings Co., Ltd.	5,189	13,848
Tokyo Dome Corp.	5,000	15,812
Tokyo Energy & Systems, Inc.	2,000	16,272

1113

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Tokyo Kikai Seisakusho, Ltd.	6,000	$11,515
Tokyo Ohka Kogyo Co., Ltd.	2,700	57,571
Tokyo Rakutenchi Co., Ltd.	5,000	20,152
Tokyo Rope Manufacturing Co., Ltd.	4,000	12,465
#Tokyo Seimitsu Co., Ltd.	1,000	13,770
Tokyo Style Co., Ltd.	4,000	32,093
Tokyo Tekko Co., Ltd.	3,000	9,721
Tokyo Theatres Co., Inc.	6,000	11,336
#Tokyo Tomin Bank, Ltd.	1,000	18,657
#Tokyotokeiba Co., Ltd.	7,000	11,270
Tokyu Community Corp.	1,000	22,075
*Tokyu Construction Co., Ltd.	5,880	17,544
#Tokyu Livable, Inc.	1,800	17,791
Tokyu Recreation Co., Ltd.	3,000	16,689
Toli Corp.	6,000	13,280
Tomato Bank, Ltd.	9,000	21,742
Tomen Electronics Corp.	800	9,386
#Tomy Co., Ltd.	1,317	11,676
Tonami Holdings Co., Ltd.	3,000	8,343
Topy Industries, Ltd.	16,000	37,522
#Torishima Pump Manufacturing Co., Ltd.	2,000	28,675
Toshiba Machine Co., Ltd.	5,000	18,242
Toshiba Plant Kensetsu Co., Ltd.	4,000	48,056
*Toshiba TEC Corp.	8,000	34,146
Tosho Printing Co., Ltd.	5,000	12,540
Totetsu Kogyo Co., Ltd.	3,000	18,919
*Totoku Electric Co., Ltd.	3,000	3,346
#Tottori Bank, Ltd.	6,000	16,437
*Touei Housing Corp.	900	5,367
*Towa Bank, Ltd.	10,000	6,554
#Towa Pharmaceutical Co., Ltd.	900	45,097
Toyo Construction Co., Ltd.	18,000	10,223
Toyo Corp.	3,000	29,163
#Toyo Electric Co., Ltd.	5,000	42,424
Toyo Engineering Corp.	11,000	34,218
Toyo Ink Manufacturing Co., Ltd.	15,000	49,046
#Toyo Kanetsu K.K.	12,000	23,624
Toyo Kohan Co., Ltd.	3,000	11,591
#Toyo Radiator Co., Ltd.	5,000	11,528
*Toyo Securities Co., Ltd.	5,000	12,851
*Toyo Tire & Rubber Co., Ltd.	8,000	17,376
#Toyobo Co., Ltd.	22,000	41,255
#*Trans Cosmos, Inc.	1,100	13,919
Trusco Nakayama Corp.	1,400	22,215
Tsubakimoto Chain Co.	9,000	30,954
Tsukishima Kikai Co., Ltd.	3,000	17,733
Tsurumi Manufacturing Co., Ltd.	2,000	13,706
Tsutsumi Jewelry Co., Ltd.	800	16,083
Ube Material Industries, Ltd.	6,000	15,298
Uchida Yoko Co., Ltd.	4,000	13,947
*Uniden Corp.	2,000	5,767
Unimat Offisco Corp.	1,700	16,030
*Unitika, Ltd.	33,000	29,541
U-Shin, Ltd.	2,000	10,494
Valor Co., Ltd.	2,000	16,505
*Vital Ksk Holdings, Inc.	2,800	15,328
Warabeya Nichiyo Co., Ltd.	1,200	14,435
#Watami Food Service Co., Ltd.	1,400	27,620
Wood One Co., Ltd.	3,000	8,597
Xebio Co., Ltd.	1,500	32,503
YAMABIKO Corp.	615	7,858

1114

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yamagata Bank, Ltd.	11,000	$59,372
*Yamaichi Electronics Co., Ltd.	1,600	4,107
Yamamura Glass Co., Ltd.	8,000	22,021
Yamanashi Chuo Bank, Ltd.	11,000	56,560
Yamazen Co., Ltd.	3,000	12,665
Yaoko Co., Ltd.	500	15,662
Yasuda Warehouse Co., Ltd. (The)	2,000	14,101
Yellow Hat, Ltd.	1,800	14,261
Yodogawa Steel Works, Ltd.	9,000	42,938
Yokohama Reito Co., Ltd.	3,000	18,844
Yokowo Co., Ltd.	1,700	8,982
Yomeishu Seizo Co., Ltd.	2,000	18,795
#Yomiuri Land Co., Ltd.	3,000	9,736
Yondenko Corp.	2,100	10,187
Yonekyu Corp.	2,000	19,127
Yorozu Corp.	1,900	22,027
Yoshimoto Kogyo Co., Ltd.	2,000	24,395
#Yoshinoya Holdings Co., Ltd.	23	27,422
Yuraku Real Estate Co., Ltd.	3,000	7,031
Yurtec Corp.	4,000	23,366
#Yushiro Chemical Industry Co., Ltd.	1,000	14,485
Zenrin Co., Ltd.	1,800	25,994
#Zensho Co., Ltd.	2,100	12,507
Zeon Corp.	10,000	41,538
Zeria Pharmaceutical Co., Ltd.	2,000	20,845
#Zuken, Inc.	2,000	16,504

TOTAL JAPAN		14,213,683

NETHERLANDS — (2.1%)
Aalberts Industries NV.	5,782	53,698
#Accell Group NV.	846	37,442
*AFC Ajax NV.	864	7,747
Arcadis NV.	2,418	45,621
#*ASM International NV.	2,535	42,770
#*BE Semiconductor Industries NV.	1,100	3,670
Beter Bed Holding NV.	1,357	19,632
Brunel International NV.	1,355	30,922
*Crucell NV.	2,983	73,965
*Draka Holding NV.	762	12,313
Exact Holding NV.	619	16,269
Fugro NV.	689	30,942
*Gamma Holding NV.	304	1,736
Grontmij NV.	824	20,474
#*Heijmans NV.	819	1,249
Imtech NV.	3,855	81,990
#*InnoConcepts NV.	1,115	4,429
Kas Bank NV.	488	7,647
Kendrion NV.	133	1,707
Koninklijke Bam Groep NV.	4,222	37,007
Koninklijke Boskalis Westminster NV.	2,373	59,260
Koninklijke Ten Cate NV.	1,402	26,564
Koninklijke Vopak NV.	1,672	100,222
Macintosh Retail Group NV.	879	12,798
Mediq NV.	3,387	44,815
Nutreco Holding NV.	1,565	67,214
#Oce NV.	3,355	16,562
*Ordina NV.	2,349	10,672
*Pharming Group NV.	3,806	2,982
Roto Smeets Group NV.	354	6,808
SBM Offshore NV.	10,126	193,844
Sligro Food Group NV.	924	24,431

1115

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Smit Internationale NV.	564	$39,393
*Super De Boer NV.	4,820	19,464
#Telegraaf Media Groep NV.	1,554	25,648
TKH Group NV.	2,708	39,375
*Unit 4 Agresso NV.	982	17,654
*USG People NV.	3,625	48,291
*Van der Moolen Holding NV.	995	1,584
Wavin NV.	4,736	8,695

TOTAL NETHERLANDS		1,297,506

NEW ZEALAND — (0.7%)
Air New Zealand, Ltd.	25,682	18,670
Briscoe Group, Ltd.	15,371	11,999
Cavalier Corp., Ltd.	8,600	13,099
Fisher & Paykel Appliances Holdings, Ltd.	46,520	26,769
Fisher & Paykel Healthcare Corp., Ltd.	17,357	37,294
Freightways, Ltd.	7,082	14,566
Hallenstein Glassons Holdings, Ltd.	5,327	9,688
Infratil, Ltd.	16,437	19,563
Mainfreight, Ltd.	3,992	12,013
New Zealand Refining Co., Ltd.	11,600	54,520
Nuplex Industries, Ltd.	9,984	12,529
Port of Tauranga, Ltd.	7,100	29,799
Pumpkin Patch, Ltd.	7,400	7,831
Pyne Gould Guinness, Ltd.	14,522	8,936
Ryman Healthcare, Ltd.	31,115	36,012
Sanford, Ltd.	6,562	22,989
Sky City Entertainment Group, Ltd.	24,023	52,247
Steel & Tube Holdings, Ltd.	5,579	11,617
Tower, Ltd.	8,446	9,719

TOTAL NEW ZEALAND		409,860

NORWAY — (1.3%)
*Acta Holding ASA.	5,000	2,123
Atea ASA.	5,000	24,933
*Austevoll Seafood ASA.	2,800	13,077
#*Blom ASA.	4,000	10,072
*Camillo Eitze & Co. ASA.	1,600	2,562
*Cermaq ASA.	3,800	27,045
#*Det Norske Oljeselskap ASA.	36,000	44,180
*DOF ASA.	2,500	14,483
*EDB Business Partner ASA.	2,200	6,477
#*Eitzen Chemical ASA.	5,000	2,494
Ekornes ASA.	1,600	22,792
Farstad Shipping ASA.	800	15,749
Ganger Rolf ASA.	1,960	47,161
Kongsberg Gruppen ASA.	1,280	15,450
#*Norse Energy Corp. ASA.	14,000	7,361
*Norske Skogindustrier ASA. Series A	7,000	11,112
Odfjell ASA. Series A	1,000	7,910
ODIM ASA.	1,200	7,605
#*Petrolia Drilling ASA.	55,000	3,593
Prosafe ASA.	11,000	57,825
*Prosafe Production Public, Ltd.	15,500	29,122
Rieber and Son ASA. Series A	3,600	25,072
*Schibsted ASA.	2,750	31,332
#*Sevan Marine ASA.	7,745	10,128
Solstad Offshore ASA.	1,000	16,135
*Songa Offshore SE.	2,200	7,958
SpareBanken 1 SMN.	6,214	40,669
*Storebrand ASA.	3,000	16,230

1116

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Tandberg ASA. Series A	6,600	$140,250
*TGS Nopec Geophysical Co. ASA.	4,820	54,724
Tomra Systems ASA.	9,200	34,998
*TTS Marine ASA.	1,100	1,478
Veidekke ASA.	4,900	28,819
Wilh. Wilhelmsen ASA.	2,050	36,855

TOTAL NORWAY		817,774

PORTUGAL — (0.4%)
#Banco BPI SA.	15,318	41,421
*Impresa Sociedade Gestora de Participacoes SA.	6,108	8,963
#Mota-Engil SGPS SA.	4,552	19,382
Portucel-Empresa Produtora de Pasta de Papel SA.	20,700	50,673
#PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.	5,074	28,870
Redes Energeticas Nacionais SA.	9,067	37,049
Sociedade de Investimento e Gestao SGPS SA.	6,200	56,814
#*Sonae Industria SGPS SA.	2,500	7,617
*Sonaecom SGPS SA.	8,301	21,763

TOTAL PORTUGAL		272,552

SINGAPORE — (1.1%)
Allgreen Properties, Ltd.	34,000	28,290
*Asia Food and Properties, Ltd.	70,000	14,554
Bukit Sembawang Estates, Ltd.	4,500	12,060
Cerebos Pacific, Ltd.	15,000	32,827
CH Offshore, Ltd.	17,400	6,343
*Chartered Semiconductor Manufacturing, Ltd.	19,980	31,099
China Aviation Oil Singapore Corp., Ltd.	34,473	29,700
Chuan Hup Holdings, Ltd.	87,000	15,987
*Creative Technology Co., Ltd.	2,650	8,275
*Delong Holdings, Ltd.	17,000	10,617
*Ezra Holdings, Ltd.	14,000	14,968
*Fu Yu Corp., Ltd.	78,750	4,948
GK Goh Holdings, Ltd.	17,000	7,089
Goodpack, Ltd.	14,000	9,916
Hi-P International, Ltd.	23,000	11,174
Ho Bee Investment, Ltd.	14,000	10,598
Hong Leong Asia, Ltd.	18,000	20,733
Hotel Grand Central, Ltd.	31,195	14,510
Hotel Properties, Ltd.	17,200	22,078
Hwa Hong Corp., Ltd.	85,000	25,395
Hyflux, Ltd.	11,000	20,156
Jaya Holdings, Ltd.	22,000	7,580
K1 Ventures, Ltd.	120,000	13,294
Kim Eng Holdings, Ltd.	16,200	22,585
Lafe Corp., Ltd.	39,200	2,185
Metro Holdings, Ltd.	41,000	18,757
Midas Holdings, Ltd.	21,000	12,616
MobileOne, Ltd.	14,000	16,316
*Orchard Parade Holdings, Ltd.	11,239	7,792
Pan Pacific Hotels Group, Ltd.	37,500	38,044
Petra Foods, Ltd.	20,000	11,808
SBS Transit, Ltd.	23,000	28,263
Tat Hong Holdings, Ltd.	17,000	12,723
*Tuan Sing Holdings, Ltd.	44,000	5,185
United Engineers, Ltd.	11,000	13,132
UOB-Kay Hian Holdings, Ltd.	30,000	32,310
#WBL Corp., Ltd.	22,000	61,103
Wheelock Properties, Ltd.	20,000	25,146

1117

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Wing Tai Holdings, Ltd.	19,000	$22,813

TOTAL SINGAPORE		702,969

SPAIN — (2.4%)
Abengoa SA.	2,121	54,352
Adolfo Dominguez SA.	425	7,150
Almirall SA.	3,466	43,694
#*Amper SA.	1,600	13,775
Antena 3 de Television SA.	3,640	35,781
*Avanzit SA.	13,800	16,015
*Azkoyen SA.	2,184	10,405
Banco de Andalucia SA.	224	11,951
Banco Guipuzcoano SA.	4,367	27,381
Banco Pastor SA.	7,840	63,544
*Baron de Ley SA.	67	2,694
Bolsas y Mercados Espanoles	4,485	145,136
Campofrio Food Group SA.	1,577	15,061
Cementos Portland Valderrivas SA.	849	39,418
Construcciones y Auxiliar de Ferrocarriles SA.	169	75,661
*Corporacion Dermoestetica SA.	1,600	10,043
Duro Felguera SA.	1,768	17,647
Ebro Puleva SA.	5,454	90,169
Elecnor SA.	1,422	19,267
*Ercros SA.	30,270	5,786
Faes Farma SA.	7,525	39,913
*General de Alquiler de Maquinaria SA.	1,055	12,719
Grupo Catalana Occidente SA.	3,722	76,269
Grupo Empresarial Ence SA.	6,000	18,772
*Iberia Lineas Aereas de Espana SA.	34,690	77,484
Iberpapel Gestion SA.	936	12,824
*La Seda de Barcelona SA.	39,580	19,033
Mecalux SA.	742	10,319
Miquel y Costas & Miquel SA.	555	10,822
*Natraceutical SA.	15,014	8,802
*NH Hoteles I09	2,330	9,299
#NH Hoteles SA.	3,495	13,954
Obrascon Huarte Lain SA.	1,613	38,990
Papeles y Cartones de Europa SA.	2,491	9,960
Pescanova SA.	479	16,598
*Promotora de Informaciones SA.	5,034	27,626
Prosegur Cia de Seguridad SA.	2,200	76,425
*Realia Business SA.	4,187	9,333
Service Point Solutions SA.	5,069	8,158
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA.	4,714	5,308
Sol Melia SA.	4,123	28,640
*SOS Cuetara SA.	2,659	13,528
Tubacex SA.	5,465	20,322
Tubos Reunidos SA.	8,287	23,057
Unipapel SA.	733	11,592
*Urbas Guadahermosa SA.	4,591	944
*Vertice Trescientos Sesenta Grados SA.	651	366
Vidrala SA.	1,053	25,063
Viscofan SA.	3,593	84,346
#*Zeltia SA.	12,166	52,750

TOTAL SPAIN		1,468,146

SWEDEN — (1.7%)
#Aarhuskarlshamn AB.	1,961	27,454
Addtech AB. Series B	2,500	36,550
AF AB. Series B	900	17,236
#*Anoto Group AB.	7,000	4,201

1118

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Axfood AB.	1,800	$44,331
#Axis Communications AB.	2,100	18,412
B&B Tools AB.	2,500	26,506
BE Group AB.	2,600	11,493
Beijer Alma AB.	1,700	19,552
*Bilia AB. Series A	2,975	20,245
#*Billerud AB.	2,100	12,015
Cantena AB.	1,487	17,440
Cardo AB.	1,700	39,922
#Clas Ohlson AB. Series B	1,200	18,713
*Cloetta AB.	960	3,258
#*D. Carnegie & Co. AB.	5,750	14,184
#Elekta AB. Series B	5,600	88,029
*Eniro AB.	1,200	4,064
G & L Beijer AB. Series B	800	19,623
*Gunnebo AB.	1,800	6,979
*Haldex AB.	1,680	12,288
*Hexpol AB.	135	770
*HIQ International AB.	1,000	3,694
Hoganas AB. Series B	1,300	17,430
Indutrade AB.	200	3,013
Intrum Justitia AB.	5,500	56,784
*JM AB.	5,312	44,452
KappAhl Holding AB.	2,000	9,943
Lagercrantz Group AB. Series B	2,500	9,705
Mekonomen AB.	1,400	22,489
*Micronic Laser Systems AB.	1,600	3,049
*Munters AB.	2,250	13,722
NCC AB. Series B	6,075	62,309
New Wave Group AB. Series B	2,000	3,894
NIBE Industrier AB.	3,549	33,433
*Nobia AB.	5,100	23,282
Nolato AB. Series B	1,100	7,550
*Pa Resources AB.	9,100	32,902
Peab AB. Series B	14,480	67,438
*Q-Med AB.	1,500	10,171
*Rezidor Hotel Group AB.	3,516	9,048
*SAS AB.	60,000	30,356
*Scribona AB. Series B	900	985
Skistar AB.	1,500	22,987
SWECO AB. Series B	1,500	9,915
#*Trelleborg AB. Series B	14,007	70,497

TOTAL SWEDEN		1,032,313

SWITZERLAND — (4.3%)
Acino Holding AG.	184	32,403
Affichage Holding SA.	64	7,054
*AFG Arbonia-Forster Holding AG.	75	1,250
Allreal Holding AG.	372	45,275
*Aryzta AG.	7,275	254,030
*Ascom Holding AG.	1,474	18,848
*Athris Holding AG.	26	21,653
Bachem Holdings AG.	343	23,122
Bank Coop AG.	531	35,247
*Bank Sarasin & Cie AG. Series B	2,000	65,181
Banque Cantonale de Geneve SA.	85	18,537
Banque Privee Edmond de Rothschild SA.	1	28,383
*Basilea Pharmaceutica AG.	201	17,918
Belimo Holdings AG.	34	36,058
Bellevue Group AG.	298	11,034
Berner Kantonalbank AG.	264	56,728

1119

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Bobst Group AG.	800	$25,319
Bucher Industries AG.	416	45,504
*Burckhardt Compression Holding AG.	80	10,512
Centralschweizerische Kraftwerke AG.	26	8,876
Charles Voegele Holding AG.	750	27,124
*Clariant AG.	15,895	118,962
Conzzeta AG.	27	37,131
Daetwyler Holding AG.	296	12,437
*Dufry Group	642	24,995
#EFG International AG.	3,568	43,902
Elektrizitaets-Gesellschaft Laufenberg AG.	24	21,783
Emmi AG.	111	11,212
EMS-Chemie Holding AG.	529	55,869
Energiedienst Holding AG.	1,000	46,760
Flughafen Zuerich AG.	262	71,760
Forbo Holding AG.	82	18,087
#Galenica Holding AG.	362	108,365
George Fisher AG.	232	48,876
Gurit Holding AG.	25	11,815
Helvetia Holding AG.	360	100,565
Kaba Holding AG.	90	17,540
*Kardex AG.	430	12,688
Komax Holding AG.	205	11,637
Kudelski SA.	1,700	32,112
Kuoni Reisen Holding AG.	200	60,340
*Logitech International SA.	1,129	19,015
Luzerner Kantonalbank AG.	200	48,672
Medisize Holding AG.	250	10,789
Metall Zug AG.	12	25,879
*Micronas Semiconductor Holding AG.	800	2,371
Mobimo Holding AG.	192	27,129
Nobel Biocare Holding AG.	2,839	67,556
Panalpina Welttransport Holding AG.	601	46,118
Partners Group Holdings AG.	517	54,463
Phoenix Mecano AG.	50	15,113
*Precious Woods Holding AG.	190	9,792
*PubliGroupe SA.	72	5,369
*Quadrant AG.	192	15,271
*Rieters Holdings AG.	254	47,489
Romande Energie Holding SA.	50	90,059
Schulthess Group AG.	434	25,245
Schweiter Technology AG.	80	28,804
Schweizerische National-Versicherungs-Gesellschaft AG.	630	15,752
St. Galler Kantonalbank	137	50,699
Sulzer AG.	1,358	89,616
Swisslog Holding AG.	16,104	12,221
Swissquote Group Holding SA.	538	28,337
Tecan Group AG.	607	26,095
#*Temenos Group AG.	3,482	69,876
Valartis Group AG.	200	5,223
Valora Holding AG.	224	45,648
Verwaltungs und Privat-Bank AG.	150	19,337
Vontobel Holdings AG.	1,700	54,247
Ypsomed Holdings AG.	227	14,596
Zehnder Holding AG.	12	11,524
Zuger Kantonalbank	8	30,893

TOTAL SWITZERLAND		2,670,090

UNITED KINGDOM — (15.6%)
A.G. Barr P.L.C.	1,130	24,487
Aberdeen Asset Management P.L.C.	38,814	80,766

1120

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Aegis Group P.L.C.	33,093	$45,581
Aga Rangemaster Group P.L.C.	7,312	15,756
Aggreko P.L.C.	14,299	130,740
*Alphameric P.L.C.	12,452	5,822
Anglo Pacific Group P.L.C.	9,858	28,004
Anite P.L.C.	6,640	2,964
Arena Leisure P.L.C.	8,000	3,570
ARM Holdings P.L.C.	81,209	171,245
Arriva P.L.C.	13,563	98,323
Ashmore Group P.L.C.	17,299	60,859
Ashtead Group P.L.C.	13,374	13,742
Atkins WS P.L.C.	4,902	52,125
Aveva Group P.L.C.	3,072	41,513
*Avis Europe P.L.C.	21,462	10,386
*Axis-Shield P.L.C.	3,456	19,924
Babcock International Group P.L.C.	10,808	84,989
BBA Aviation P.L.C.	32,911	74,421
*Beazley P.L.C.	44,533	76,150
Bellway P.L.C.	5,288	64,963
*Berkeley Group Holdings P.L.C. (The)	7,115	98,208
Biocompatibles International P.L.C.	927	2,779
Bloomsbury Publishing P.L.C.	3,174	7,335
Bodycote P.L.C.	14,936	35,629
Bovis Homes Group P.L.C.	9,037	69,790
Brammer P.L.C.	1,933	3,879
Brewin Dolphin Holdings P.L.C.	18,429	42,610
Brit Insurance Holdings P.L.C.	19,204	66,990
British Polythene Industries P.L.C.	2,000	6,145
Britvic P.L.C.	6,174	35,162
BSS Group P.L.C.	5,876	25,475
*BTG P.L.C.	14,266	42,781
Care UK P.L.C.	2,594	13,689
Carillion P.L.C.	33,513	145,736
Carpetright P.L.C.	4,000	42,874
Castings P.L.C.	4,744	12,369
Catlin Group, Ltd.	20,635	106,545
Charter International P.L.C.	8,148	76,298
Chemring Group P.L.C.	2,294	77,704
Chesnara P.L.C.	3,500	9,065
Chloride Group P.L.C.	12,218	29,046
*Chrysalis Group P.L.C.	2,000	2,071
Close Brothers Group P.L.C.	9,621	111,068
Collins Stewart P.L.C.	4,982	6,334
Communisis P.L.C.	4,553	1,291
Computacenter P.L.C.	6,654	24,482
Connaught P.L.C.	7,237	45,794
Consort Medical P.L.C.	1,360	8,744
Cookson Group P.L.C.	772	4,015
Corin Group P.L.C.	2,986	3,293
Cranswick P.L.C.	1,977	19,655
Croda International P.L.C.	5,591	53,885
*CSR P.L.C.	5,290	37,738
Daily Mail & General Trust P.L.C. Series A	9,155	45,711
Dairy Crest Group P.L.C.	10,341	56,828
*Dana Petroleum P.L.C.	5,619	128,268
*Danka Business Systems P.L.C.	7,000	237
Davis Service Group P.L.C.	12,354	69,493
De la Rue P.L.C.	4,515	62,800
Delta P.L.C.	6,000	12,531
Development Securities P.L.C.	1,186	5,676
Devro P.L.C.	8,000	13,731

1121

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Dialight P.L.C.	2,792	$7,747
Dicom Group P.L.C.	4,824	11,893
Dignity P.L.C.	4,751	48,504
Dimension Data Holdings P.L.C.	78,371	78,885
Diploma P.L.C.	7,500	17,087
Domino Printing Sciences P.L.C.	6,574	26,611
DS Smith P.L.C.	31,526	39,629
#DSG International P.L.C.	80,930	37,423
E2V Technologies P.L.C.	2,700	2,348
Electrocomponents P.L.C.	25,911	64,328
Elementis P.L.C.	23,267	12,232
*Ennstone P.L.C.	46,777	—
*Erinaceous Group P.L.C.	4,077	112
Euromoney Institutional Investor P.L.C.	3,960	15,043
Evolution Group P.L.C.	7,200	16,074
*F&C Asset Management P.L.C.	30,246	37,037
Fenner P.L.C.	7,389	11,984
Fidessa Group P.L.C.	2,121	42,788
Filtrona P.L.C.	7,745	16,719
Filtronic P.L.C.	3,555	1,980
Findel P.L.C.	3,443	2,031
Forth Ports P.L.C.	2,313	38,061
French Connection Group P.L.C.	2,765	2,060
*Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	23,357
Future P.L.C.	13,448	4,266
*Galiform P.L.C.	31,043	28,506
Galliford Try P.L.C.	13,505	12,446
Game Group P.L.C.	17,436	42,794
*Games Workshop Group P.L.C.	510	2,372
Genus P.L.C.	3,377	28,890
*GKN P.L.C.	92,184	158,033
Go-Ahead Group P.L.C.	2,000	40,186
Greene King P.L.C.	16,409	115,954
Greggs P.L.C.	6,400	42,150
Halfords Group P.L.C.	8,640	50,288
Halma P.L.C.	18,397	58,722
Hargreaves Lansdown P.L.C.	6,832	24,694
Hays P.L.C.	70,323	111,938
Headlam Group P.L.C.	3,793	16,356
Helical Bar P.L.C.	4,115	23,383
Helphire P.L.C.	12,077	7,472
Henderson Group P.L.C.	38,295	67,383
Henry Boot P.L.C.	3,595	4,453
*Heritage Oil P.L.C.	10,769	97,876
Hikma Pharmaceuticals P.L.C.	6,026	43,821
Hill & Smith Holdings P.L.C.	7,437	29,829
Hiscox, Ltd.	24,784	125,266
HMV Group P.L.C.	23,197	42,241
Hochschild Mining P.L.C.	6,698	27,953
Holidaybreak P.L.C.	2,376	10,323
Homeserve P.L.C.	3,150	72,328
Hunting P.L.C.	6,453	44,901
Huntsworth P.L.C.	1,679	1,641
Hyder Consulting P.L.C.	2,034	5,092
IG Group Holdings P.L.C.	23,010	115,791
IMI P.L.C.	18,222	103,535
Inchcape P.L.C.	9,694	4,454
*Informa P.L.C.	39,998	160,000
Innovation Group P.L.C.	44,854	7,852
Intermediate Capital Group P.L.C.	4,920	15,959

1122

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
International Personal Finance P.L.C.	14,134	$31,675
Interserve P.L.C.	9,249	30,305
*IP Group P.L.C.	25,378	16,982
ITE Group P.L.C.	10,838	17,428
J.D. Wetherspoon P.L.C.	7,000	52,862
James Fisher & Sons P.L.C.	3,436	24,246
Jardine Lloyd Thompson Group P.L.C.	10,958	79,254
JJB Sports P.L.C.	12,000	5,504
JKX Oil and Gas P.L.C.	6,993	26,862
John Menzies P.L.C.	3,000	9,063
*Johnston Press P.L.C.	34,674	8,843
Kcom Group P.L.C.	15,853	7,617
Keller Group P.L.C.	3,959	42,299
Kesa Electricals P.L.C.	31,742	69,129
Kier Group P.L.C.	3,314	50,227
Ladbrokes P.L.C.	45,856	134,393
Laird P.L.C.	10,782	31,264
Lavendon Group P.L.C.	1,578	3,798
Liontrust Asset Management P.L.C.	2,728	5,084
Logica P.L.C.	98,662	167,000
Lookers P.L.C.	10,547	9,606
Low & Bonar P.L.C.	7,500	4,097
Luminar Group Holdings P.L.C.	2,328	5,830
Macfarlane Group P.L.C.	6,000	1,678
Management Consulting Group P.L.C.	21,891	8,775
Marshalls P.L.C.	5,652	9,233
Marston’s P.L.C.	14,576	22,592
McBride P.L.C.	6,500	15,876
Meggitt P.L.C.	50,317	151,100
Melrose P.L.C.	14,247	27,414
Melrose Resources P.L.C.	5,289	26,744
Michael Page International P.L.C.	21,322	107,497
Micro Focus International P.L.C.	5,660	38,183
Millennium and Copthorne Hotels P.L.C.	7,444	34,752
Misys P.L.C.	31,196	94,522
Mitie Group P.L.C.	12,853	50,899
Mondi P.L.C.	21,959	97,230
Morgan Crucible Co. P.L.C.	10,153	21,845
Morgan Sindall P.L.C.	1,492	15,430
Mothercare P.L.C.	3,573	31,635
Mouchel Group P.L.C.	5,135	13,653
N Brown Group P.L.C.	9,038	34,993
National Express Group P.L.C.	7,300	41,199
Nestor Healthcare Group P.L.C.	4,757	2,180
Northern Foods P.L.C.	23,834	24,437
Northgate P.L.C.	3,863	808
*Oxford Biomedica P.L.C.	29,875	5,358
Oxford Instruments P.L.C.	4,604	12,136
*Parity Group P.L.C.	225	51
PayPoint P.L.C.	1,573	12,878
*Peter Hambro Mining P.L.C.	2,982	32,580
*Photo-Me International P.L.C.	11,000	3,897
Pinewood Shepperton P.L.C.	3,450	8,580
Premier Farnell P.L.C.	10,889	26,071
*Premier Foods P.L.C.	45,477	29,362
*Premier Oil P.L.C.	4,000	82,633
Provident Financial P.L.C.	7,567	101,981
Psion P.L.C.	6,000	6,663
PV Crystalox Solar P.L.C.	11,300	15,385
PZ Cussons P.L.C.	14,129	56,644
Qinetiq P.L.C.	31,363	70,761

1123

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Rathbone Brothers P.L.C.	3,114	$38,974
*Redrow P.L.C.	11,802	37,765
Regus P.L.C.	52,449	61,109
Renishaw P.L.C.	2,904	19,666
Rensburg Sheppards P.L.C.	1,080	9,548
*Rentokil Initial P.L.C.	101,470	164,474
Restaurant Group P.L.C.	8,444	22,521
Rightmove P.L.C.	2,008	14,006
RM P.L.C.	5,970	16,467
Robert Wiseman Dairies P.L.C.	1,877	12,821
ROK P.L.C.	11,035	9,205
Rotork P.L.C.	4,906	73,071
RPC Group P.L.C.	4,083	15,248
RPS Group P.L.C.	9,770	31,184
Savills P.L.C.	5,508	30,800
*SDL P.L.C.	3,813	22,782
Senior P.L.C.	14,400	9,691
Severfield-Rowen P.L.C.	1,808	5,324
Shanks Group P.L.C.	24,540	31,561
Shore Capital Group P.L.C.	11,089	5,106
SIG P.L.C.	15,426	31,357
*SkyePharma P.L.C.	288	530
Smiths News P.L.C.	10,824	20,816
*Soco International P.L.C.	3,613	78,026
Spectris P.L.C.	5,378	50,053
Speedy Hire P.L.C.	1,564	914
Spirax-Sarco Engineering P.L.C.	6,100	93,575
Spirent Communications P.L.C.	42,716	49,970
SSL International P.L.C.	13,041	123,275
St. Ives Group P.L.C.	3,000	2,343
St. James’s Place P.L.C.	11,136	33,720
St. Modwen Properties P.L.C.	17,250	58,433
Stagecoach Group P.L.C.	31,722	71,849
Sthree P.L.C.	2,791	9,963
*STV Group P.L.C.	500	527
T. Clarke P.L.C.	3,989	7,646
Ted Baker P.L.C.	1,617	10,086
Tomkins P.L.C.	72,716	215,429
*Topps Tiles P.L.C.	5,775	8,227
Travis Perkins P.L.C.	9,381	127,668
Trinity Mirror P.L.C.	6,899	9,439
TT electronics P.L.C.	6,965	4,768
Tullett Prebon P.L.C.	10,034	59,599
*UK Coal P.L.C.	7,301	14,330
Ultra Electronics Holdings P.L.C.	4,005	76,340
United Business Media P.L.C.	16,744	118,720
UTV Media P.L.C.	2,430	2,587
*Vectura Group P.L.C.	20,878	27,196
Venture Production P.L.C.	5,663	78,879
Victrex P.L.C.	3,288	35,773
Vitec Group P.L.C. (The)	2,000	9,359
VT Group P.L.C.	11,026	86,579
Weir Group P.L.C. (The)	9,120	83,286
WH Smith P.LC.	9,800	69,660
William Hill P.L.C.	9,906	30,382
Wilmington Group P.L.C.	6,879	13,925
Wincanton P.L.C.	5,790	18,094
*Wolfson Microelectronics P.L.C.	7,866	16,586
*Woolworths Group P.L.C.	71,508	—
WSP Group P.L.C.	4,191	19,180
Xaar P.L.C.	5,056	7,898

1124

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Xchanging P.L.C.	4,936	$15,840
*Yell Group P.L.C.	13,852	7,104
Yule Catto & Co. P.L.C.	6,673	12,814

TOTAL UNITED KINGDOM		9,688,256

TOTAL COMMON STOCKS		55,172,537

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Buru Energy, Ltd. Warrants 10/10/10	2,357	12
*UXC, Ltd. Options 03/31/10	1,413	295

TOTAL AUSTRALIA		307

BELGIUM — (0.0%)
*Umicore	125	4

GERMANY — (0.0%)
*Escada AG Rights 08/05/09	660	68

HONG KONG — (0.0%)
*Asia Standard International Group, Ltd. Warrants 09/07/09	48,182	—

ITALY — (0.0%)
#*Aedes SpA Rights 08/12/09	2,841	534

SINGAPORE — (0.0%)
*Goodpack, Ltd. Rights 07/16/09	1,750	6

SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	2,000	1,834

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 2009	729	3,483
*Findel P.L.C. Rights 08/10/09	8,263	2,105
*Northgate P.L.C. Rights 08/11/09	38,630	3,549

TOTAL UNITED KINGDOM		9,137

TOTAL RIGHTS/WARRANTS		11,890

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $75,000 FNMA 5.00%, 06/01/35, valued at $47,603) to be repurchased at $44,001	$44	44,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.0%)
§@DFA Short Term Investment Fund LP	6,237,345	6,237,345
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $576,711) to be repurchased at $565,412	$565	565,403

TOTAL SECURITIES LENDING COLLATERAL		6,802,748

1125

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $75,463,407)##	$62,031,175

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$3,117,366	—	$3,117,366
Austria	$8,398	812,879	—	821,277
Belgium	—	864,698	—	864,698
Canada	4,083,968	—	—	4,083,968
Denmark	—	501,833	—	501,833
Finland	—	1,902,303	—	1,902,303
France	—	3,469,496	—	3,469,496
Germany	2,436	3,154,633	—	3,157,069
Greece	—	1,016,249	—	1,016,249
Hong Kong	1,802	1,009,789	—	1,011,591
Ireland	—	530,431	—	530,431
Italy	—	2,123,107	—	2,123,107
Japan	58,915	14,154,768	—	14,213,683
Netherlands	—	1,297,506	—	1,297,506
New Zealand	—	409,860	—	409,860
Norway	—	817,774	—	817,774
Portugal	—	272,552	—	272,552
Singapore	—	702,969	—	702,969
Spain	—	1,468,146	—	1,468,146
Sweden	—	1,032,313	—	1,032,313
Switzerland	21,654	2,648,436	—	2,670,090
United Kingdom	—	9,688,256	—	9,688,256
Rights/Warrants
Australia	12	295	—	307
Belgium	4	—	—	4
Germany	68	—	—	68
Italy	534	—	—	534
Singapore	6	—	—	6
Switzerland	1,834	—	—	1,834
United Kingdom	3,549	5,588	—	9,137
Temporary Cash Investments	—	44,000	—	44,000
Securities Lending Collateral	—	6,802,748	—	6,802,748

TOTAL	$4,183,180	$57,847,995	—	$62,031,175

1126

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (45.7%)
Federal Farm Credit Bank
3.750%, 12/06/10	$500	$519,238
Federal Home Loan Bank
4.250%, 06/11/10	3,000	3,094,401
2.750%, 06/18/10	3,900	3,974,135
3.500%, 07/16/10	1,700	1,738,313
4.625%, 02/18/11	1,000	1,056,193
1.375%, 05/16/11	4,000	4,019,244
2.625%, 05/20/11	2,400	2,464,545
3.375%, 06/24/11	1,500	1,556,751
3.625%, 07/01/11	2,500	2,612,980
1.625%, 07/27/11	1,700	1,713,053
Federal Home Loan Mortgage Corporation
1.500%, 01/07/11	3,000	3,026,865
3.250%, 02/25/11	1,000	1,033,542
1.625%, 04/26/11	3,000	3,026,607
6.000%, 06/15/11	1,000	1,088,208
Federal National Mortgage Association
7.125%, 06/15/10	4,200	4,439,379
1.375%, 04/28/11	400	401,885
6.000%, 05/15/11	400	434,162

TOTAL AGENCY OBLIGATIONS		36,199,501

U.S. TREASURY OBLIGATIONS — (0.6%)
U.S. Treasury Notes
1.500%, 10/31/10	500	505,117

BONDS — (37.4%)
Bank of America NA
1.700%, 12/23/10	500	505,435
Bank of New York Mellon Corp. Floating Rate Note
(r)1.416%, 02/05/10	2,000	2,001,994
BP Capital Markets P.L.C.
4.875%, 03/15/10	2,000	2,057,192
Canada Mortgage & Housing Corp.
4.800%, 10/01/10	1,000	1,036,719
Citigroup Funding, Inc. Floating Rate Note
(r)1.351%, 10/22/09	1,900	1,899,067
CME Group, Inc. Floating Rate Note
(r)1.657%, 08/06/10	1,000	1,003,807
Deutsche Bank AG Floating Rate Note
(r)1.213%, 06/18/10	2,200	2,173,919
General Electric Capital Corp.
1.625%, 01/07/11	1,000	1,009,100
Georgia Power Co. Floating Rate Note
(r)1.164%, 03/17/10	1,900	1,908,478

1127

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Goldman Sachs Group, Inc.
1.700%, 03/15/11	$1,000	$1,011,477
Japan Finance Corp.
2.000%, 06/24/11	1,500	1,513,874
JPMorgan Chase & Co. Floating Rate Note
(r)1.176%, 11/19/09	2,100	2,103,215
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	2,000	2,077,140
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 09/15/10	600	619,259
Oesterreichischen Kontrollbank AG.
4.250%, 10/06/10	2,000	2,042,850
Svensk Exportkredit AB.
4.000%, 06/15/10	1,000	1,026,024
4.500%, 09/27/10	1,000	1,036,810
Wachovia Corp. Floating Rate Note
(r)1.111%, 11/24/09	2,000	2,002,486
Wal-Mart Stores, Inc.
6.875%, 08/10/09	2,200	2,201,993
Wells Fargo & Co. Floating Rate Note
(r)1.420%, 09/15/09	400	400,196

TOTAL BONDS		29,631,035

COMMERCIAL PAPER — (15.8%)
BNP Paribas Finance, Inc.
0.300%, 10/13/09	2,300	2,298,152
Caisse D’amortissement
0.150%, 09/01/09	1,000	999,754
Cba (Delaware) Finance
0.320%, 09/04/09	1,400	1,399,678
0.256%, 09/11/09	800	799,757
National Australia Funding
0.330%, 08/26/09	2,200	2,199,641
National Rural Utilities
0.300%, 10/15/09	1,000	999,094
Nordea North America, Inc.
0.235%, 08/06/09	460	459,987
Rabobank USA Financial Corp.
0.330%, 09/03/09	1,000	999,780
Westpac Banking Corp.
3.020%, 09/04/09	2,400	2,399,330

TOTAL COMMERCIAL PAPER		12,555,173

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $655,000 FNMA 5.00%, 06/01/35, valued at $415,734) to be repurchased at $408,006	408	408,000

TOTAL INVESTMENTS — (100.0%) (Cost $78,849,561)##		$79,298,826

1128

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$36,199,501	—	$36,199,501
U.S. Treasury Obligations	—	505,117	—	505,117
Bonds	—	29,631,035	—	29,631,035
Commerical Paper	—	12,555,173	—	12,555,173
Temporary Cash Investments	—	408,000	—	408,000

TOTAL	—	$79,298,826	—	$79,298,826

1129

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (87.2%)
AUSTRALIA — (3.0%)
National Australia Bank, Ltd.
(u)5.350%, 06/12/13	1,400	$1,476,560
SunCorp-Metway, Ltd.
(g)4.000%, 01/16/14	600	1,013,741

TOTAL AUSTRALIA		2,490,301

AUSTRIA — (7.7%)
Oesterreichischen Kontrollbank AG.
(u)4.750%, 10/16/12	1,300	1,389,380
(u)3.625%, 06/17/13	700	715,330
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j)1.600%, 02/15/11	200,000	2,079,962
Republic of Austria International Bond
(u)3.250%, 06/25/13	1,000	1,018,451
(u)5.000%, 05/19/14	1,200	1,291,279

TOTAL AUSTRIA		6,494,402

BELGIUM — (2.5%)
Belgium Government International Bond
(u)4.250%, 09/03/13	2,000	2,106,666

CANADA — (4.3%)
Ontario Electricity Financial Corp.
(u)7.450%, 03/31/13	1,900	2,164,988
Ontario, Province of
(u)4.100%, 06/16/14	1,400	1,456,998

TOTAL CANADA		3,621,986

FRANCE — (5.3%)
Agence Francaise de Developpement
(g)4.875%, 10/30/13	1,200	2,109,828
Total Capital SA.
(g)4.625%, 03/07/12	400	696,143
(u)5.000%, 05/22/12	1,500	1,597,878

TOTAL FRANCE		4,403,849

GERMANY — (5.0%)
Kreditanstalt fuer Wiederaufbau
(u)3.500%, 03/10/14	2,000	2,055,692
Landwirtschaftliche Rentenbank
(u)4.875%, 01/10/14	2,000	2,152,182

TOTAL GERMANY		4,207,874

1130

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NETHERLANDS — (3.1%)
Rabobank Nederland
(j)0.800%, 02/03/11	250,000	$2,602,587

NORWAY — (3.0%)
Eksportfinans
(j)1.800%, 06/21/10	193,000	2,052,260
(u)5.000%, 02/14/12	400	426,364

TOTAL NORWAY		2,478,624

SPAIN — (2.7%)
Instituto de Credito Oficial
(j)1.500%, 09/20/12	215,000	2,291,126

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.2%)
African Development Bank
(u)3.000%, 05/27/14	2,000	1,984,972
Asian Development Bank
(u)2.750%, 05/21/14	500	496,454
Council of Europe Development Bank
(g)4.625%, 03/07/12	1,400	2,448,655
Eurofima
(u)4.250%, 09/05/13	2,100	2,206,241
European Investment Bank
(u)3.000%, 04/08/14	2,200	2,216,313

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,352,635

SWEDEN — (0.8%)
Kommuninvest
(f)2.250%, 12/14/09	740	697,555

UNITED KINGDOM — (13.8%)
Bank of Scotland P.L.C.
(u)5.500%, 06/15/12	2,482	2,434,087
Barclays Bank P.L.C.
(u)5.450%, 09/12/12	1,400	1,486,120
(u)5.200%, 07/10/14	700	725,959
BP Capital Markets P.L.C.
(f)1.250%, 12/29/09	2,300	2,160,924
Network Rail Infrastructure Finance P.L.C.
4.875%, 03/07/12	700	1,231,825
(u)3.500%, 06/17/13	1,000	1,027,295
United Kingdom Gilt
5.250%, 06/07/12	1,400	2,519,832

TOTAL UNITED KINGDOM		11,586,042

1131

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
UNITED STATES — (24.8%)
3M Co.
4.375%, 08/15/13	$900	$961,123
Bank of America Floating Rate Note
(r)1.538%, 05/12/10	1,800	1,785,175
Bank of New York Mellon Corp.
4.950%, 11/01/12	1,400	1,496,233
General Electric Capital Corp.
4.800%, 05/01/13	2,500	2,548,563
Merck & Co., Inc.
4.375%, 02/15/13	747	787,983
Microsoft Corp.
2.950%, 06/01/14	2,200	2,200,906
Paccar Financial Corp. Floating Rate Note
(r)1.634%, 12/03/10	2,100	2,099,158
Pfizer, Inc.
(j)1.200%, 02/22/11	150,000	1,564,935
Toyota Motor Credit Corp.
(j)1.300%, 03/16/12	230,000	2,379,601
Wal-Mart Stores, Inc.
7.250%, 06/01/13	2,200	2,525,699
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,300	2,425,624

TOTAL UNITED STATES		20,775,000

TOTAL BONDS		73,108,647

AGENCY OBLIGATIONS — (12.3%)
Federal Home Loan Bank
4.500%, 09/16/13	1,500	1,619,571
Federal Home Loan Mortgage Corporation
4.750%, 03/05/12	4,000	4,317,212
Federal National Mortgage Association
6.125%, 03/15/12	2,000	2,230,358
4.875%, 05/18/12	2,000	2,171,630

TOTAL AGENCY OBLIGATIONS		10,338,771

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $690,000 FHLMC 6.040%(r), 11/01/36, valued at $457,981) to be repurchased at $449,007	449	449,000

TOTAL INVESTMENTS — (100.0%) (Cost $78,986,691)##		$83,896,418

1132

VA GLOBAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,490,301	—	$2,490,301
Austria	—	6,494,402	—	6,494,402
Belgium	—	2,106,666	—	2,106,666
Canada	—	3,621,986	—	3,621,986
France	—	4,403,849	—	4,403,849
Germany	—	4,207,874	—	4,207,874
Netherlands	—	2,602,587	—	2,602,587
Norway	—	2,478,624	—	2,478,624
Spain	—	2,291,126	—	2,291,126
Supranational Organization Obligations	—	9,352,635	—	9,352,635
Sweden	—	697,555	—	697,555
United Kingdom	—	11,586,042	—	11,586,042
United States	—	20,775,000	—	20,775,000
Agency Obligations
United States	—	10,338,771	—	10,338,771
Temporary Cash Investments	—	449,000	—	449,000
Other Financial Instruments**	—	(201,195)	—	(201,195)

TOTAL	—	$83,695,223	—	$83,695,223

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

1133

Organization

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At July 31, 2009, the Fund consists of fifty-seven operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

Each Feeder Fund, with the exception of the International Small Company Portfolio and DFA Global Real Estate Securities Portfolio (which invests in the funds indicated on the Schedule of Investments), invests solely in a corresponding Master Fund. Master Fund shares held by the following Feeder Funds: (U.S. Large Cap Value Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, and LWAS/DFA International High Book to Market Portfolio) are valued at their respective Master Fund’s daily net asset values. For the other following Feeder Funds (U.S. Large Company Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences

1134

between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective December 1, 2007, and/or since inception, if a Portfolio commenced operations after December 1, 2007, the Porfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1135

Federal Tax Cost

At July 31, 2009, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$2,946,138,060
Enhanced U.S. Large Company Portfolio	158,692,435
U.S. Large Cap Value Portfolio	4,876,786,671
U.S. Targeted Value Portfolio	1,796,832,738
U.S. Small Cap Value Portfolio	7,353,571,728
U.S. Core Equity 1 Portfolio	2,546,082,167
U.S. Core Equity 2 Portfolio	4,898,734,013
U.S. Vector Equity Portfolio	1,644,763,205
T.A. U.S. Core Equity 2 Portfolio	1,633,923,023
U.S. Small Cap Portfolio	3,083,551,460
U.S. Micro Cap Portfolio	3,597,181,427
DFA Real Estate Securities Portfolio	3,259,787,633
Large Cap International Portfolio	1,550,959,146
International Core Equity Portfolio	4,509,033,455
T.A. World ex U.S. Core Equity Portfolio	594,457,772
International Small Company Portfolio	4,261,142,554
Japanese Small Company Portfolio	207,294,138
Asia Pacific Small Company Portfolio	97,439,142
United Kingdom Small Company Portfolio	32,059,957
Continental Small Company Portfolio	119,154,644
DFA International Real Estate Securities Portfolio	1,071,509,495
DFA Global Real Estate Securities Portfolio	292,047,387
DFA International Small Cap Value Portfolio	8,124,382,500
International Vector Equity Portfolio	222,046,662
Emerging Markets Portfolio	1,020,301,443
Emerging Markets Value Portfolio	5,876,003,876
Emerging Markets Small Cap Portfolio	823,789,221
Emerging Markets Core Equity Portfolio	2,317,759,652
DFA One-Year Fixed Income Portfolio	3,344,886,862
DFA Two-Year Global Fixed Income Portfolio	3,084,485,807
DFA Selectively Hedged Global Fixed Income Portfolio	222,062,690
DFA Five-Year Government Portfolio	927,608,025
DFA Five-Year Global Fixed Income Portfolio	2,744,225,130
DFA Intermediate Government Fixed Income Portfolio	1,240,943,223
DFA Short-Term Extended Quality Portfolio	250,161,675
DFA Inflation-Protected Securities Portfolio	621,920,441
DFA Short-Term Municipal Bond Portfolio	1,031,170,717
DFA California Short-Term Municipal Bond Portfolio	182,818,787
U.S. Social Core Equity 2 Portfolio	102,895,577
Emerging Markets Social Core Equity Portfolio	398,560,202
CSTG&E U.S. Social Core Equity 2 Portfolio	135,611,541
CSTG&E International Social Core Equity Portfolio	115,419,942
U.S. Sustainability Core 1 Portfolio	118,289,423
International Sustainability Core 1 Portfolio	79,912,492
Tax-Managed U.S. Marketwide Value Portfolio	1,717,424,350

1136

Tax-Managed U.S. Targeted Value Portfolio	2,107,328,831
Tax-Managed U.S. Small Cap Portfolio	1,129,165,362
Tax-Managed DFA International Value Portfolio	1,794,235,593
Tax-Managed U.S. Equity Portfolio	933,897,982
LWAS/DFA International High Book to Market Portfolio	68,828,522
DFA International Value ex Tobacco Portfolio	62,584,820
VA U.S. Targeted Value Portfolio	124,120,691
VA U.S. Large Value Portfolio	154,542,082
VA International Value Portfolio	97,056,473
VA International Small Portfolio	75,489,670
VA Short-Term Fixed Portfolio	78,849,561
VA Global Bond Portfolio	78,986,634

Recent Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios’ financial statements has not yet been determined.

In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through September 29, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

1137

THE DFA INVESTMENT TRUST COMPANY

1138

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.3%)
Consumer Discretionary — (7.7%)
#*Abercrombie & Fitch Co.	32,808	$937,981
#*Amazon.com, Inc.	120,304	10,317,271
#*Apollo Group, Inc. Class A	40,228	2,777,341
#*AutoNation, Inc.	40,333	834,086
#*Autozone, Inc.	13,476	2,069,509
*Bed Bath and Beyond, Inc.	96,943	3,368,769
#Best Buy Co., Inc.	127,440	4,762,433
#*Big Lots, Inc.	30,827	710,254
Black & Decker Corp.	22,446	843,970
Carnival Corp.	163,573	4,578,408
CBS Corp. Class B	253,679	2,077,631
*Centex Corp.	46,474	507,031
#Coach, Inc.	118,567	3,508,398
Comcast Corp. Class A	1,076,472	15,996,374
#D.R. Horton, Inc.	102,936	1,193,028
Darden Restaurants, Inc.	51,194	1,658,174
DeVry, Inc.	22,993	1,143,672
#*DIRECTV Group, Inc. (The)	195,685	5,068,242
Disney (Walt) Co.	693,195	17,413,058
#Eastman Kodak Co.	100,127	297,377
*Expedia, Inc.	78,552	1,626,812
Family Dollar Stores, Inc.	52,356	1,645,026
#*Ford Motor Co.	1,201,493	9,611,944
Fortune Brands, Inc.	56,075	2,218,888
*GameStop Corp. Class A	61,460	1,345,359
Gannett Co., Inc.	86,777	607,439
Gap, Inc.	171,700	2,802,144
Genuine Parts Co.	59,527	2,108,446
#*Goodyear Tire & Rubber Co.	90,282	1,536,600
H&R Block, Inc.	126,811	2,116,476
#Harley-Davidson, Inc.	87,531	1,978,201
#*Harman International Industries, Inc.	25,882	638,768
Hasbro, Inc.	46,463	1,231,270
#Home Depot, Inc.	633,284	16,427,387
#International Game Technology	110,621	2,184,765
#*Interpublic Group of Companies, Inc.	178,603	930,522
J.C. Penney Co., Inc.	88,038	2,654,346
#Johnson Controls, Inc.	221,863	5,741,814
#KB HOME	27,620	460,978
#*Kohl’s Corp.	114,013	5,535,331
#Leggett & Platt, Inc.	58,524	1,015,391
#Lennar Corp. Class A	52,708	624,063
#Limited Brands, Inc.	100,845	1,304,934
Lowe’s Companies, Inc.	551,241	12,380,873
Macy’s, Inc.	157,014	2,184,065
#Marriott International, Inc. Class A	110,825	2,387,180
Mattel, Inc.	133,856	2,353,188
McDonald’s Corp.	411,881	22,678,168
#McGraw-Hill Companies, Inc.	117,416	3,680,992
#Meredith Corp.	13,440	355,757
*New York Times Co. Class A (The)	43,536	342,628
#Newell Rubbermaid, Inc.	103,638	1,333,821
News Corp. Class A	858,781	8,871,208
NIKE, Inc. Class B	144,662	8,193,656
#Nordstrom, Inc.	59,774	1,580,425
*Office Depot, Inc.	102,557	466,634
#Omnicom Group, Inc.	116,051	3,945,734

1139

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*O’Reilly Automotive, Inc.	50,646	$2,059,266
#Polo Ralph Lauren Corp.	21,105	1,330,670
Pulte Homes, Inc.	80,124	911,010
#*RadioShack Corp.	46,715	724,550
Scripps Networks Interactive	33,776	1,090,289
#*Sears Holdings Corp.	20,150	1,336,751
#Sherwin-Williams Co.	36,720	2,120,580
#Snap-On, Inc.	21,506	766,259
Stanley Works (The)	29,522	1,185,308
#Staples, Inc.	267,064	5,613,685
#*Starbucks Corp.	274,742	4,862,933
#Starwood Hotels & Resorts Worldwide, Inc.	69,686	1,645,286
#Target Corp.	280,857	12,250,982
#Tiffany & Co.	46,322	1,381,785
Time Warner Cable, Inc.	131,541	4,348,745
Time Warner, Inc.	446,680	11,908,489
#TJX Companies, Inc. (The)	154,389	5,593,513
V.F. Corp.	33,037	2,137,164
*Viacom, Inc. Class B	226,409	5,243,632
Washington Post Co.	2,246	1,014,069
#Whirlpool Corp.	27,562	1,573,515
Wyndham Worldwide Corp.	66,483	927,438
#*Wynn Resorts, Ltd.	25,269	1,293,015
Yum! Brands, Inc.	172,329	6,110,786

Total Consumer Discretionary		294,593,960

Consumer Staples — (10.0%)
Altria Group, Inc.	771,929	13,531,915
#Archer-Daniels-Midland Co.	239,685	7,219,312
#Avon Products, Inc.	159,380	5,160,724
Brown-Forman Corp. Class B	36,451	1,602,022
Campbell Soup Co.	74,549	2,313,256
#Clorox Co.	51,916	3,167,395
Coca-Cola Co.	743,276	37,044,876
Coca-Cola Enterprises, Inc.	118,391	2,224,567
Colgate-Palmolive Co.	186,508	13,510,640
ConAgra, Inc.	166,970	3,277,621
*Constellation Brands, Inc. Class A	73,431	1,003,068
#Costco Wholesale Corp.	162,040	8,020,980
CVS Caremark Corp.	543,534	18,197,518
*Dean Foods Co.	66,087	1,400,384
*Dr Pepper Snapple Group, Inc.	94,777	2,332,462
#Estee Lauder Companies, Inc.	43,325	1,578,763
General Mills, Inc.	122,821	7,235,385
Heinz (H.J.) Co.	117,464	4,517,665
Hershey Co. (The)	61,873	2,471,826
Hormel Foods Corp.	26,064	935,958
J.M. Smucker Co.	44,214	2,212,026
Kellogg Co.	94,257	4,477,208
Kimberly-Clark Corp.	154,640	9,038,708
Kraft Foods, Inc.	549,830	15,582,182
Kroger Co. (The)	243,545	5,206,992
Lorillard, Inc.	62,784	4,628,437
#McCormick & Co., Inc.	48,647	1,567,406
Molson Coors Brewing Co.	55,657	2,516,253
Pepsi Bottling Group, Inc.	51,017	1,732,027
#PepsiCo, Inc.	581,208	32,983,554
Philip Morris International, Inc.	732,330	34,126,578
Procter & Gamble Co.	1,088,167	60,404,150
Reynolds American, Inc.	63,083	2,744,741
Safeway, Inc.	159,006	3,009,984

1140

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	259,707	$2,763,283
SUPERVALU, Inc.	78,998	1,171,540
#Sysco Corp.	220,232	5,232,712
Tyson Foods, Inc. Class A	112,773	1,288,995
#Walgreen Co.	370,246	11,496,138
Wal-Mart Stores, Inc.	833,146	41,557,323
#Whole Foods Market, Inc.	52,431	1,268,306

Total Consumer Staples		381,754,880

Energy — (10.1%)
Anadarko Petroleum Corp.	186,369	8,982,986
Apache Corp.	125,137	10,505,251
#Baker Hughes, Inc.	115,661	4,684,271
BJ Services Co.	109,042	1,546,216
Cabot Oil & Gas Corp.	38,691	1,359,215
#*Cameron International Corp.	81,006	2,529,817
Chesapeake Energy Corp.	210,398	4,510,933
Chevron Corp.	748,419	51,992,668
ConocoPhillips	553,119	24,176,832
CONSOL Energy, Inc.	67,439	2,396,108
*Denbury Resources, Inc.	92,907	1,542,256
Devon Energy Corp.	165,726	9,627,023
#Diamond Offshore Drilling, Inc.	25,947	2,331,857
#El Paso Corp.	261,714	2,632,843
ENSCO International, Inc.	52,940	2,005,897
EOG Resources, Inc.	93,439	6,917,289
Exxon Mobil Corp.	1,821,778	128,234,953
#*FMC Technologies, Inc.	46,139	2,007,047
Halliburton Co.	334,925	7,398,493
Hess Corp.	106,224	5,863,565
Marathon Oil Corp.	264,241	8,521,772
#Massey Energy Co.	31,914	848,912
Murphy Oil Corp.	71,228	4,145,470
#*Nabors Industries, Ltd.	105,671	1,798,520
*National-Oilwell, Inc.	156,112	5,610,665
Noble Energy, Inc.	64,718	3,955,564
Occidental Petroleum Corp.	302,622	21,589,053
Peabody Energy Corp.	99,815	3,304,875
Pioneer Natural Resources Co.	42,555	1,214,945
#Range Resources Corp.	58,446	2,712,479
Rowan Companies, Inc.	42,216	900,467
Schlumberger, Ltd.	446,663	23,896,471
#Smith International, Inc.	81,876	2,057,544
*Southwestern Energy Co.	128,294	5,315,220
#Spectra Energy Corp.	240,795	4,420,996
Sunoco, Inc.	43,642	1,077,521
#Tesoro Petroleum Corp.	51,654	676,151
Valero Energy Corp.	207,693	3,738,474
Williams Companies, Inc. (The)	216,571	3,614,570
XTO Energy, Inc.	216,425	8,706,778

Total Energy		389,351,967

Financials — (10.9%)
#AFLAC, Inc.	174,516	6,607,176
Allstate Corp.	200,247	5,388,647
#American Express Co.	443,310	12,558,972
#American International Group, Inc.	50,228	659,996
Ameriprise Financial, Inc.	95,135	2,644,753
AON Corp.	103,342	4,076,842
Assurant, Inc.	43,962	1,121,910
Bank of America Corp.	3,225,789	47,709,419

1141

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of New York Mellon Corp.	446,306	$12,202,006
#BB&T Corp.	241,511	5,525,772
#Capital One Financial Corp.	168,696	5,178,967
#*CB Richard Ellis Group, Inc.	88,337	962,873
Charles Schwab Corp. (The)	350,585	6,264,954
Chubb Corp.	131,458	6,070,730
Cincinnati Financial Corp.	60,690	1,465,663
Citigroup, Inc.	2,058,134	6,524,285
CME Group, Inc.	24,775	6,908,013
Comerica, Inc.	56,419	1,345,029
Discover Financial Services	199,977	2,375,727
#*E*TRADE Financial Corp.	416,433	624,650
#Federated Investors, Inc.	33,411	866,347
Fifth Third Bancorp	296,806	2,819,657
*First Horizon National Corp.	80,244	1,028,728
Franklin Resources, Inc.	56,246	4,987,895
Genworth Financial, Inc.	161,732	1,115,951
Goldman Sachs Group, Inc.	187,948	30,691,908
Hartford Financial Services Group, Inc.	121,497	2,003,486
Hudson City Bancorp, Inc.	194,694	2,737,398
#Huntington Bancshares, Inc.	202,948	830,057
#*IntercontinentalExchange, Inc.	27,190	2,557,491
Invesco, Ltd.	153,562	3,032,850
#Janus Capital Group, Inc.	66,986	915,029
JPMorgan Chase & Co.	1,456,449	56,291,754
KeyCorp	292,500	1,690,650
#Legg Mason, Inc.	53,429	1,503,492
#*Leucadia National Corp.	67,672	1,657,964
Lincoln National Corp.	110,542	2,342,385
Loews Corp.	134,852	4,048,257
#M&T Bank Corp.	30,541	1,781,151
Marsh & McLennan Cos., Inc.	195,084	3,983,615
Marshall & Ilsley Corp.	131,537	794,483
*MBIA, Inc.	63,628	266,601
MetLife, Inc.	305,584	10,374,577
Moody’s Corp.	71,277	1,692,116
Morgan Stanley	504,634	14,382,069
*NASDAQ OMX Group, Inc. (The)	51,314	1,084,265
#Northern Trust Corp.	89,958	5,380,388
NYSE Euronext, Inc.	97,068	2,615,983
#*People’s United Financial, Inc.	130,030	2,112,988
#Plum Creek Timber Co., Inc.	60,782	1,901,261
#PNC Financial Services Group, Inc.	171,841	6,299,691
#Principal Financial Group, Inc.	115,985	2,748,844
*Progressive Corp.	254,251	3,961,231
Prudential Financial, Inc.	172,804	7,650,033
Regions Financial Corp.	431,215	1,905,970
#*SLM Corp.	174,533	1,551,598
State Street Corp.	184,336	9,272,101
#SunTrust Banks, Inc.	186,139	3,629,710
T. Rowe Price Group, Inc.	95,380	4,455,200
#Torchmark Corp.	30,888	1,206,485
Travelers Companies, Inc. (The)	218,565	9,413,595
U.S. Bancorp	708,505	14,460,587
Unum Group	123,678	2,321,436
Wells Fargo & Co.	1,738,262	42,517,889
XL Capital, Ltd.	127,719	1,798,284
#Zions Bancorporation	43,045	584,551

Total Financials		417,484,385

1142

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (11.5%)
Abbott Laboratories	576,977	$25,958,195
Aetna, Inc.	166,846	4,499,837
Allergan, Inc.	114,807	6,134,138
#AmerisourceBergen Corp.	56,372	1,111,656
*Amgen, Inc.	377,956	23,550,438
#Bard (C.R.), Inc.	37,073	2,727,461
Baxter International, Inc.	225,880	12,732,856
Becton Dickinson & Co.	89,428	5,826,234
#*Biogen Idec, Inc.	107,731	5,122,609
*Boston Scientific Corp.	562,398	6,040,155
Bristol-Myers Squibb Co.	739,537	16,077,534
Cardinal Health, Inc.	134,426	4,476,386
#*Celgene Corp.	171,845	9,788,291
#*Cephalon, Inc.	27,564	1,616,629
#Cigna Corp.	101,838	2,892,199
*Coventry Health Care, Inc.	55,416	1,274,568
#*DaVita, Inc.	38,606	1,918,718
#DENTSPLY International, Inc.	55,452	1,849,324
Eli Lilly & Co.	377,498	13,170,905
#*Express Scripts, Inc.	101,239	7,090,780
*Forest Laboratories, Inc.	112,606	2,908,613
*Genzyme Corp.	100,714	5,226,049
*Gilead Sciences, Inc.	338,395	16,557,667
*Hospira, Inc.	59,912	2,302,418
*Humana, Inc.	63,325	2,080,226
IMS Health, Inc.	67,859	814,308
#*Intuitive Surgical, Inc.	14,132	3,212,486
Johnson & Johnson	1,028,755	62,640,892
*King Pharmaceuticals, Inc.	92,576	839,664
#*Laboratory Corp. of America Holdings	40,432	2,716,626
#*Life Technologies Corp.	65,212	2,969,102
McKesson Corp.	101,331	5,183,081
*Medco Health Solutions, Inc.	180,089	9,519,505
Medtronic, Inc.	417,475	14,786,965
#Merck & Co., Inc.	787,245	23,625,222
#*Millipore Corp.	20,695	1,440,372
#*Mylan, Inc.	113,885	1,502,143
#*Patterson Companies, Inc.	34,149	866,019
PerkinElmer, Inc.	43,523	767,311
#Pfizer, Inc.	2,519,273	40,132,019
Quest Diagnostics, Inc.	56,058	3,061,888
Schering-Plough Corp.	607,918	16,115,906
*St. Jude Medical, Inc.	129,308	4,876,205
#Stryker Corp.	88,962	3,458,843
#*Tenet Healthcare Corp.	155,885	615,746
#*Thermo Fisher Scientific, Inc.	156,173	7,071,513
UnitedHealth Group, Inc.	444,088	12,461,109
#*Varian Medical Systems, Inc.	46,802	1,650,707
#*Waters Corp.	35,991	1,808,548
*Watson Pharmaceuticals, Inc.	39,354	1,366,764
*WellPoint, Inc.	180,936	9,524,471
Wyeth	497,867	23,175,709
*Zimmer Holdings, Inc.	80,304	3,742,166

Total Health Care		442,879,176

Industrials — (8.4%)
3M Co.	259,242	18,281,746
#Avery Dennison Corp.	42,089	1,125,039
B.F. Goodrich Co.	46,240	2,374,886
#Boeing Co.	271,120	11,633,759
#Burlington Northern Santa Fe Corp.	103,952	8,169,588

1143

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#C.H. Robinson Worldwide, Inc.	63,300	$3,451,749
#Caterpillar, Inc.	224,643	9,897,771
#Cintas Corp.	49,056	1,235,230
#Cooper Industries, Ltd.	62,152	2,047,908
CSX Corp.	146,148	5,863,458
Cummins, Inc.	75,346	3,240,631
#Danaher Corp.	95,200	5,830,048
#Deere & Co.	157,831	6,903,528
#Dover Corp.	69,447	2,361,892
Dun & Bradstreet Corp. (The)	19,851	1,429,073
Eaton Corp.	61,825	3,209,954
Emerson Electric Co.	280,544	10,206,191
Equifax, Inc.	47,128	1,227,684
#Expeditors International of Washington, Inc.	79,277	2,689,869
#Fastenal Co.	48,243	1,716,004
FedEx Corp.	116,243	7,885,925
Flowserve Corp.	20,917	1,689,466
#Fluor Corp.	67,141	3,545,045
General Dynamics Corp.	143,743	7,961,925
General Electric Co.	3,953,484	52,976,686
Honeywell International, Inc.	277,710	9,636,537
Illinois Tool Works, Inc.	143,540	5,820,547
*Iron Mountain, Inc.	67,242	1,964,139
ITT Industries, Inc.	67,948	3,356,631
*Jacobs Engineering Group, Inc.	46,090	1,888,768
L-3 Communications Holdings, Inc.	43,514	3,285,307
Lockheed Martin Corp.	121,957	9,117,505
#Manitowoc Co., Inc. (The)	48,665	300,750
Masco Corp.	134,141	1,868,584
*Monster Worldwide, Inc.	47,058	613,166
Norfolk Southern Corp.	137,030	5,926,548
Northrop Grumman Corp.	120,764	5,383,659
#Paccar, Inc.	135,590	4,698,194
Pall Corp.	44,028	1,324,362
#Parker Hannifin Corp.	59,925	2,653,479
#Pitney Bowes, Inc.	77,053	1,591,144
Precision Castparts Corp.	52,290	4,173,265
#*Quanta Services, Inc.	72,795	1,696,851
R. R. Donnelley & Sons Co.	76,620	1,065,018
#Raytheon Co.	147,123	6,907,425
Republic Services, Inc.	120,209	3,197,559
#Robert Half International, Inc.	57,050	1,414,269
#Rockwell Automation, Inc.	52,950	2,192,660
#Rockwell Collins, Inc.	59,130	2,495,286
Ryder System, Inc.	20,866	733,023
Southwest Airlines Co.	276,577	2,171,129
#*Stericycle, Inc.	31,703	1,623,194
#Textron, Inc.	100,350	1,348,704
Union Pacific Corp.	188,203	10,825,437
#United Parcel Service, Inc.	371,489	19,960,104
United Technologies Corp.	351,701	19,157,153
#W.W. Grainger, Inc.	23,232	2,088,789
#Waste Management, Inc.	183,685	5,163,385

Total Industrials		322,597,626

Information Technology — (15.8%)
#*Adobe Systems, Inc.	195,533	6,339,180
#*Advanced Micro Devices, Inc.	209,270	765,928
*Affiliated Computer Services, Inc. Class A	36,436	1,727,431
*Agilent Technologies, Inc.	128,188	2,976,525
#*Akamai Technologies, Inc.	64,522	1,060,742

1144

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Altera Corp.	109,548	$2,047,452
#Amphenol Corp.	63,949	2,132,699
#Analog Devices, Inc.	108,735	2,976,077
*Apple, Inc.	333,058	54,418,347
#Applied Materials, Inc.	497,671	6,867,860
#*Autodesk, Inc.	85,274	1,859,826
#Automatic Data Processing, Inc.	187,284	6,976,329
*BMC Software, Inc.	69,039	2,349,397
#*Broadcom Corp.	159,577	4,504,859
CA, Inc.	147,214	3,112,104
#*Ciena Corp.	34,029	379,764
*Cisco Systems, Inc.	2,153,365	47,395,564
*Citrix Systems, Inc.	67,562	2,405,207
*Cognizant Technology Solutions Corp.	109,059	3,227,056
*Computer Sciences Corp.	56,561	2,724,543
*Compuware Corp.	90,336	662,163
*Convergys Corp.	45,799	490,507
Corning, Inc.	580,119	9,862,023
#*Dell, Inc.	649,247	8,686,925
#*eBay, Inc.	403,479	8,573,929
*Electronic Arts, Inc.	120,572	2,588,681
#*EMC Corp.	751,529	11,318,027
Fidelity National Information Services, Inc.	71,402	1,672,235
#*Fiserv, Inc.	58,090	2,754,047
*FLIR Systems, Inc.	56,093	1,205,439
*Google, Inc.	89,644	39,716,774
Harris Corp.	49,427	1,547,559
Hewlett-Packard Co.	890,880	38,575,104
Intel Corp.	2,085,089	40,137,963
#International Business Machines Corp.	493,326	58,177,935
*Intuit, Inc.	120,613	3,582,206
#Jabil Circuit, Inc.	79,808	731,041
*JDS Uniphase Corp.	82,305	482,307
#*Juniper Networks, Inc.	195,318	5,103,659
#KLA-Tencor Corp.	63,425	2,021,989
*Lexmark International, Inc.	29,150	422,092
#Linear Technology Corp.	82,979	2,229,646
#*LSI Corp.	242,253	1,254,870
#MasterCard, Inc. Class A	27,046	5,247,735
#*McAfee, Inc.	58,007	2,585,952
#*MEMC Electronic Materials, Inc.	83,437	1,470,160
#Microchip Technology, Inc.	68,271	1,838,538
*Micron Technology, Inc.	316,117	2,019,988
Microsoft Corp.	2,857,434	67,206,848
Molex, Inc.	51,752	919,115
Motorola, Inc.	855,840	6,127,814
#National Semiconductor Corp.	72,866	1,097,362
*NetApp, Inc.	123,480	2,773,361
*Novell, Inc.	128,872	590,234
#*Novellus Systems, Inc.	36,459	713,503
#*Nvidia Corp.	203,919	2,636,673
Oracle Corp.	1,413,976	31,291,289
#Paychex, Inc.	119,892	3,177,138
*QLogic Corp.	44,365	578,963
#QUALCOMM, Inc.	617,882	28,552,327
*Red Hat, Inc.	70,545	1,610,542
#*Salesforce.com, Inc.	39,652	1,718,518
#*Sandisk Corp.	84,694	1,509,247
*Sun Microsystems, Inc.	278,607	2,554,826
#*Symantec Corp.	305,330	4,558,577
*Tellabs, Inc.	147,756	856,985

1145

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Teradata Corp.	64,476	$1,584,175
#*Teradyne, Inc.	64,627	509,261
Texas Instruments, Inc.	475,427	11,434,019
Total System Services, Inc.	73,608	1,080,565
#*VeriSign, Inc.	71,993	1,471,537
*Western Digital Corp.	83,110	2,514,077
Western Union Co.	261,820	4,576,614
Xerox Corp.	322,861	2,644,232
#Xilinx, Inc.	102,867	2,231,185
*Yahoo!, Inc.	520,769	7,457,412

Total Information Technology		605,182,783

Materials — (2.9%)
Air Products & Chemicals, Inc.	78,337	5,843,940
AK Steel Holding Corp.	40,797	802,477
#Alcoa, Inc.	363,733	4,277,500
#Allegheny Technologies, Inc.	36,594	990,966
#Ball Corp.	35,088	1,696,856
Bemis Co., Inc.	40,180	1,057,538
CF Industries Holdings, Inc.	18,088	1,427,867
Dow Chemical Co.	401,679	8,503,544
#du Pont (E.I.) de Nemours & Co.	337,340	10,433,926
Eastman Chemical Co.	27,117	1,346,630
#Ecolab, Inc.	62,684	2,602,013
#Freeport-McMoRan Copper & Gold, Inc. Class B	153,725	9,269,617
#International Flavors & Fragrances, Inc.	29,379	1,035,904
International Paper Co.	161,361	3,035,200
MeadWestavco Corp.	63,876	1,244,943
Monsanto Co.	203,751	17,115,084
Newmont Mining Corp.	182,722	7,555,555
Nucor Corp.	117,325	5,217,443
#*Owens-Illinois, Inc.	62,828	2,132,382
*Pactiv Corp.	49,256	1,240,266
#PPG Industries, Inc.	61,415	3,377,825
Praxair, Inc.	114,787	8,974,048
Sealed Air Corp.	59,215	1,088,964
#Sigma-Aldrich Corp.	45,580	2,313,185
*Titanium Metals Corp.	31,778	265,982
#*United States Steel Corp.	53,514	2,127,181
#Vulcan Materials Co.	45,496	2,160,150
Weyerhaeuser Co.	78,908	2,764,936

Total Materials		109,901,922

Real Estate Investment Trusts — (0.8%)
#Apartment Investment & Management Co. Class A	43,719	410,084
#AvalonBay Communities, Inc.	29,829	1,736,048
#Boston Properties, Inc.	51,713	2,735,618
#Equity Residential	102,237	2,453,688
#HCP, Inc.	101,725	2,620,436
#Health Care REIT, Inc.	41,489	1,662,049
#Host Marriott Corp.	224,456	2,038,061
#Kimco Realty Corp.	120,836	1,189,026
#ProLogis	165,246	1,452,513
#Public Storage	46,825	3,398,090
#Simon Property Group, Inc.	104,537	5,824,802
#Ventas, Inc.	58,431	2,062,614
#Vornado Realty Trust	59,264	3,023,649

Total Real Estate Investment Trusts		30,606,678

1146

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (2.9%)
#*American Tower Corp.	148,474	$5,061,479
AT&T, Inc.	2,202,690	57,776,559
CenturyTel, Inc.	110,624	3,472,487
Frontier Communications Corp.	116,616	816,312
*MetroPCS Communications, Inc.	94,565	1,120,595
#Qwest Communications International, Inc.	552,302	2,131,886
*Sprint Nextel Corp.	1,071,958	4,287,832
Verizon Communications, Inc.	1,060,492	34,009,978
Windstream Corp.	163,058	1,430,019

Total Telecommunication Services		110,107,147

Utilities — (3.3%)
#*AES Corp.	248,893	3,183,342
Allegheny Energy, Inc.	63,243	1,594,356
#Ameren Corp.	79,730	2,027,534
American Electric Power Co., Inc.	177,994	5,510,694
CenterPoint Energy, Inc.	130,386	1,571,151
#CMS Energy Corp.	84,685	1,095,824
#Consolidated Edison, Inc.	102,445	4,032,235
Constellation Energy Group	74,366	2,134,304
Dominion Resources, Inc.	220,256	7,444,653
DTE Energy Co.	61,182	2,108,332
Duke Energy Corp.	480,529	7,438,589
*Dynegy, Inc.	189,111	380,113
Edison International	121,638	3,931,340
#Entergy Corp.	73,213	5,881,200
EQT Corp.	48,869	1,875,592
Exelon Corp.	245,940	12,508,508
#FirstEnergy Corp.	113,807	4,688,849
#FPL Group, Inc.	153,366	8,691,251
#Integrys Energy Group, Inc.	28,532	963,811
#Nicor, Inc.	16,880	615,107
#NiSource, Inc.	102,516	1,320,406
Northeast Utilities, Inc.	65,383	1,504,463
Pepco Holdings, Inc.	82,131	1,181,044
PG&E Corp.	137,525	5,551,884
#Pinnacle West Capital Corp.	37,738	1,206,107
#PPL Corp.	140,394	4,743,913
Progress Energy, Inc.	104,176	4,108,702
Public Service Enterprise Group, Inc.	188,905	6,129,967
Questar Corp.	64,982	2,148,955
#SCANA Corp.	45,481	1,607,753
Sempra Energy	91,204	4,781,826
Southern Co.	292,115	9,172,411
#TECO Energy, Inc.	79,476	1,072,131
#Wisconsin Energy Corp.	43,648	1,875,555
#Xcel Energy, Inc.	170,118	3,392,153

Total Utilities		127,474,055

TOTAL COMMON STOCKS		3,231,934,579

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $89,040,000 FNMA 5.00%, 08/25/18, valued at $75,682,811) to be repurchased at $74,565,181	$74,564	74,564,000

1147

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@DFA Short Term Investment Fund LP	520,395,083	$520,395,083
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $5,017,239 FHLMC 4.000%, 07/01/39, valued at $4,886,098) to be repurchased at $4,743,863	$4,744	4,743,784
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $2,025,000 FNMA 6.000%, 02/01/39, valued at $1,888,636) to be repurchased at $1,829,475	1,829	1,829,446

TOTAL SECURITIES LENDING COLLATERAL		526,968,313

TOTAL INVESTMENTS — (100.0%) (Cost $3,777,424,812)##		$3,833,466,892

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$294,593,960	—	—	$294,593,960
Consumer Staples	381,754,880	—	—	381,754,880
Energy	389,351,967	—	—	389,351,967
Financials	417,484,385	—	—	417,484,385
Health Care	442,879,176	—	—	442,879,176
Industrials	322,597,626	—	—	322,597,626
Information Technology	605,182,783	—	—	605,182,783
Materials	109,901,922	—	—	109,901,922
Real Estate Investment Trusts	30,606,678	—	—	30,606,678
Telecommunication Services	110,107,147	—	—	110,107,147
Utilities	127,474,055	—	—	127,474,055
Temporary Cash Investments	—	$74,564,000	—	74,564,000
Securities Lending Collateral	—	526,968,313	—	526,968,313
Other Financial Instruments**	4,208,256	—	—	4,208,256

TOTAL	$3,236,142,835	$601,532,313	—	$3,837,675,148

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

1148

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.4%)
Consumer Discretionary — (14.1%)
#*Abercrombie & Fitch Co.	234,708	$6,710,302
#*AutoNation, Inc.	307,114	6,351,118
#Carnival Corp.	2,624,598	73,462,498
#CBS Corp. Class B	3,870,469	31,699,141
Comcast Corp. Class A	11,512,642	171,077,860
Comcast Corp. Special Class A	3,274,843	45,815,054
#D.R. Horton, Inc.	446,800	5,178,412
#*Discovery Communications, Inc. (25470F104)	578,795	14,180,478
*Discovery Communications, Inc. (25470F302)	554,215	12,414,416
Disney (Walt) Co.	4,020,302	100,989,986
#*Expedia, Inc.	1,137,251	23,552,468
#Fortune Brands, Inc.	669,010	26,472,726
#J.C. Penney Co., Inc.	815,260	24,580,089
#Johnson Controls, Inc.	1,097,434	28,401,592
#Leggett & Platt, Inc.	684,328	11,873,091
#*Liberty Global, Inc. Class A	812,105	17,013,600
#*Liberty Global, Inc. Series C	412,954	8,605,961
*Liberty Media Corp. - Entertainment Class A	2,954,309	82,632,023
#*Liberty Media Corp. Interactive Class A	3,585,265	23,877,865
#Macy’s, Inc.	1,818,630	25,297,143
#*Mohawk Industries, Inc.	392,417	20,240,869
News Corp. Class A	3,620,631	37,401,118
#News Corp. Class B	2,036,161	24,474,655
#Royal Caribbean Cruises, Ltd.	544,275	7,902,873
#*Sears Holdings Corp.	539,227	35,772,319
*Ticketmaster Entertainment, Inc.	73,729	597,205
#Time Warner Cable, Inc.	1,980,956	65,490,405
Time Warner, Inc.	6,114,193	163,004,385
#*Toll Brothers, Inc.	904,000	17,682,240
#Washington Post Co.	24,866	11,226,999
*Wendy’s/Arby’s Group, Inc.	834,900	3,823,842
#Whirlpool Corp.	322,215	18,395,254
#Wyndham Worldwide Corp.	285,861	3,987,761

Total Consumer Discretionary		1,150,185,748

Consumer Staples — (5.5%)
#Archer-Daniels-Midland Co.	1,699,860	51,199,783
#Bunge, Ltd.	180,424	12,624,267
*Constellation Brands, Inc. Class A	855,902	11,691,621
#Corn Products International, Inc.	428,526	11,998,728
CVS Caremark Corp.	4,801,631	160,758,606
J.M. Smucker Co.	526,102	26,320,883
Kraft Foods, Inc.	2,137,904	60,588,199
#Molson Coors Brewing Co.	755,890	34,173,787
PepsiAmericas, Inc.	521,775	13,973,135
*Ralcorp Holdings, Inc.	59,000	3,747,090
Safeway, Inc.	1,005,594	19,035,895
SUPERVALU, Inc.	1,327,679	19,689,480
Tyson Foods, Inc. Class A	1,926,959	22,025,141

Total Consumer Staples		447,826,615

Energy — (12.2%)
#Anadarko Petroleum Corp.	2,760,568	133,059,377
Apache Corp.	1,384,246	116,207,452
#BJ Services Co.	422,600	5,992,468
Cabot Oil & Gas Corp.	255,645	8,980,809

1149

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Chesapeake Energy Corp.	2,496,221	$53,518,978
#Cimarex Energy Co.	406,047	14,528,362
#ConocoPhillips	5,196,066	227,120,045
#ENSCO International, Inc.	614,773	23,293,749
#Helmerich & Payne, Inc.	470,183	16,155,488
Hess Corp.	624,400	34,466,880
#Marathon Oil Corp.	3,249,735	104,803,954
#*Nabors Industries, Ltd.	485,338	8,260,453
*National-Oilwell, Inc.	701,600	25,215,504
#*Newfield Exploration Co.	445,550	17,523,481
Noble Energy, Inc.	443,900	27,131,168
#Patterson-UTI Energy, Inc.	269,500	3,721,795
Pioneer Natural Resources Co.	650,933	18,584,137
*Plains Exploration & Production Co.	250,000	7,162,500
#*Pride International, Inc.	644,204	16,150,194
#Rowan Companies, Inc.	456,566	9,738,553
#Smith International, Inc.	631,653	15,873,440
Sunoco, Inc.	155,000	3,826,950
#Tesoro Petroleum Corp.	321,700	4,211,053
#Tidewater, Inc.	273,715	12,317,175
Valero Energy Corp.	1,735,295	31,235,310
#*Whiting Petroleum Corp.	95,003	4,366,338
XTO Energy, Inc.	1,310,000	52,701,300

Total Energy		996,146,913

Financials — (26.7%)
#*Allegheny Corp.	36,844	9,966,302
Allied World Assurance Co. Holdings, Ltd.	5,000	217,300
Allstate Corp.	2,540,615	68,367,950
American Financial Group, Inc.	689,393	16,814,295
#American National Insurance Co.	85,979	6,796,640
Ameriprise Financial, Inc.	275,066	7,646,835
#*Arch Capital Group, Ltd.	39,765	2,472,985
Aspen Insurance Holdings, Ltd.	124,900	3,106,263
#Associated Banc-Corp.	375,110	4,066,192
Assurant, Inc.	236,409	6,033,158
Axis Capital Holdings, Ltd.	276,966	7,882,452
Bank of America Corp.	16,296,800	241,029,672
#Bank of New York Mellon Corp.	1,972,678	53,933,017
#BB&T Corp.	531,740	12,166,211
#BlackRock, Inc.	65,004	12,385,862
#Capital One Financial Corp.	1,668,884	51,234,739
Chubb Corp.	1,620,173	74,819,589
#Cincinnati Financial Corp.	990,152	23,912,171
#Citigroup, Inc.	4,525,437	14,345,635
CME Group, Inc.	189,681	52,888,753
#CNA Financial Corp.	1,676,585	28,585,774
#Comerica, Inc.	617,408	14,719,007
#Discover Financial Services	1,976,830	23,484,740
#Everest Re Group, Ltd.	116,906	9,378,199
#Fidelity National Financial, Inc.	945,859	13,573,077
Fifth Third Bancorp	1,364,900	12,966,550
First American Corp.	567,231	16,761,676
#*First Horizon National Corp.	463,308	5,939,609
Genworth Financial, Inc.	1,096,900	7,568,610
Goldman Sachs Group, Inc.	511,700	83,560,610
Hanover Insurance Group, Inc.	304,654	11,975,949
#Hartford Financial Services Group, Inc.	1,474,698	24,317,770
#HCC Insurance Holdings, Inc.	468,789	11,766,604
Invesco, Ltd.	752,003	14,852,059
JPMorgan Chase & Co.	7,983,370	308,557,250

1150

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#KeyCorp	1,129,300	$6,527,354
#Legg Mason, Inc.	428,447	12,056,499
Lincoln National Corp.	1,314,373	27,851,564
#Loews Corp.	2,592,160	77,816,643
#M&T Bank Corp.	442,752	25,821,297
#*Markel Corp.	7,885	2,488,269
#Mercury General Corp.	156,425	5,485,825
#MetLife, Inc.	4,663,914	158,339,880
#Morgan Stanley	4,584,397	130,655,315
*NASDAQ OMX Group, Inc. (The)	200,000	4,226,000
#New York Community Bancorp, Inc.	2,039,500	22,312,130
#NYSE Euronext, Inc.	914,974	24,658,549
Odyssey Re Holdings Corp.	345,255	15,950,781
#Old Republic International Corp.	1,432,884	14,816,021
#PartnerRe, Ltd.	79,932	5,482,536
*People’s United Financial, Inc.	252,479	4,102,784
PNC Financial Services Group, Inc.	954,268	34,983,465
#Prudential Financial, Inc.	1,829,600	80,996,392
#Raymond James Financial, Inc.	35,371	725,813
#Regions Financial Corp.	594,200	2,626,364
#Reinsurance Group of America, Inc.	509,512	21,144,748
#RenaissanceRe Holdings, Ltd.	74,500	3,743,625
#SunTrust Banks, Inc.	1,195,360	23,309,520
Transatlantic Holdings, Inc.	295,249	13,968,230
Travelers Companies, Inc. (The)	3,328,076	143,340,233
#Unum Group	1,898,589	35,636,516
#W. R. Berkley Corp.	667,640	15,509,277
#Wesco Financial Corp.	19,877	6,061,491
White Mountains Insurance Group, Ltd.	30,224	7,797,792

Total Financials		2,186,528,418

Health Care — (4.1%)
Aetna, Inc.	1,077,768	29,067,403
#*Boston Scientific Corp.	2,998,778	32,206,876
#Cardinal Health, Inc.	328,020	10,923,066
#*Community Health Systems, Inc.	365,974	10,364,383
*Coventry Health Care, Inc.	278,713	6,410,399
#*Hologic, Inc.	561,138	8,243,117
*Humana, Inc.	237,246	7,793,531
#*Inverness Medical Innovations, Inc.	189,078	6,362,475
*King Pharmaceuticals, Inc.	1,215,010	11,020,141
#Omnicare, Inc.	582,523	13,904,824
#PerkinElmer, Inc.	424,381	7,481,837
Teleflex, Inc.	52,080	2,497,757
#*Thermo Fisher Scientific, Inc.	759,300	34,381,104
*Watson Pharmaceuticals, Inc.	631,400	21,928,522
#*WellPoint, Inc.	2,580,122	135,817,622

Total Health Care		338,403,057

Industrials — (13.2%)
#*AGCO Corp.	48,940	1,539,652
#Burlington Northern Santa Fe Corp.	1,930,415	151,711,315
CSX Corp.	2,287,204	91,762,624
Eaton Corp.	274,459	14,249,911
#FedEx Corp.	920,593	62,453,029
General Electric Co.	18,097,900	242,511,860
#*Hertz Global Holdings, Inc.	684,411	6,460,840
#Ingersoll-Rand P.L.C.	635,764	18,360,864
#*Kansas City Southern	206,873	4,201,591
#KBR, Inc.	377,800	8,005,582
#Masco Corp.	1,592,858	22,188,512

1151

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Norfolk Southern Corp.	2,186,220	$94,554,015
#Northrop Grumman Corp.	1,926,678	85,891,305
#Pentair, Inc.	314,920	8,603,614
R. R. Donnelley & Sons Co.	920,372	12,793,171
#Republic Services, Inc.	493,728	13,133,165
#Ryder System, Inc.	319,005	11,206,646
#Southwest Airlines Co.	4,297,932	33,738,766
SPX Corp.	50,000	2,641,000
Timken Co.	210,642	4,292,884
Tyco International, Ltd.	336,967	10,183,143
#Union Pacific Corp.	2,835,808	163,115,676
*URS Corp.	356,821	18,055,143

Total Industrials		1,081,654,308

Information Technology — (3.6%)
#*Activision Blizzard, Inc.	1,141,601	13,071,332
#*Arrow Electronics, Inc.	498,400	12,843,768
*Avnet, Inc.	860,267	20,990,515
AVX Corp.	54,018	593,658
#*Computer Sciences Corp.	946,932	45,613,714
#Fidelity National Information Services, Inc.	935,123	21,900,581
*IAC/InterActiveCorp	815,025	15,004,610
*Ingram Micro, Inc.	969,555	16,307,915
#*Micron Technology, Inc.	3,847,657	24,586,528
Motorola, Inc.	5,356,123	38,349,841
#*Sandisk Corp.	542,439	9,666,263
*Tellabs, Inc.	1,931,218	11,201,064
#*Tyco Electronics, Ltd.	1,547,828	33,231,867
Xerox Corp.	3,865,156	31,655,628

Total Information Technology		295,017,284

Materials — (3.0%)
#Alcoa, Inc.	4,024,808	47,331,742
Ashland, Inc.	113,600	3,764,704
#Dow Chemical Co.	3,828,594	81,051,335
#International Paper Co.	1,909,245	35,912,898
MeadWestavco Corp.	1,023,001	19,938,290
#Reliance Steel & Aluminum Co.	300,700	10,136,597
#*United States Steel Corp.	270,700	10,760,325
#Valspar Corp.	2,200	55,704
#Weyerhaeuser Co.	1,105,551	38,738,507

Total Materials		247,690,102

Telecommunication Services — (3.6%)
AT&T, Inc.	8,298,400	217,667,032
#CenturyTel, Inc.	504,803	15,845,766
#*Sprint Nextel Corp.	9,790,408	39,161,632
Telephone & Data Systems, Inc.	309,373	7,963,261
Telephone & Data Systems, Inc. Special Shares	174,000	4,193,400
*United States Cellular Corp.	264,225	9,464,539
Verizon Communications, Inc.	26	834

Total Telecommunication Services		294,296,464

Utilities — (0.4%)
#*AES Corp.	682,485	8,728,983
#*Calpine Corp.	741,665	9,552,645
#*Mirant Corp.	190,325	3,437,269
Questar Corp.	189,166	6,255,720

1152

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
*RRI Energy, Inc.	810,599	$4,336,705

Total Utilities		32,311,322

TOTAL COMMON STOCKS		7,070,060,231

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $24,085,000 FNMA 5.00%, 06/01/35, valued at $15,286,962) to be repurchased at $15,058,238	$15,058	15,058,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.4%)
§@DFA Short Term Investment Fund LP	1,085,151,621	1,085,151,621
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $10,532,628 FHLMC 4.000%, 07/01/39, valued at $10,257,325) to be repurchased at $9,958,733	$9,959	9,958,567
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $3,935,000 FNMA 7.500%, 02/01/38, valued at $3,960,436) to be repurchased at $3,840,594	3,841	3,840,533

TOTAL SECURITIES LENDING COLLATERAL		1,098,950,721

TOTAL INVESTMENTS — (100.0%) (Cost $7,333,692,045)##		$8,184,068,952

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,150,185,748	—	—	$1,150,185,748
Consumer Staples	447,826,615	—	—	447,826,615
Energy	996,146,913	—	—	996,146,913
Financials	2,186,528,418	—	—	2,186,528,418
Health Care	338,403,057	—	—	338,403,057
Industrials	1,081,654,308	—	—	1,081,654,308
Information Technology	295,017,284	—	—	295,017,284
Materials	247,690,102	—	—	247,690,102
Telecommunication Services	294,296,464	—	—	294,296,464
Utilities	32,311,322	—	—	32,311,322
Temporary Cash Investments	—	$15,058,000	—	15,058,000
Securities Lending Collateral	—	1,098,950,721	—	1,098,950,721

TOTAL	$7,070,060,231	$1,114,008,721	—	$8,184,068,952

1153

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.3%)
AUSTRALIA — (3.9%)
#*Alumina, Ltd. Sponsored ADR	74,093	$425,294
Amcor, Ltd.	1,402,938	5,782,760
Amcor, Ltd. Sponsored ADR	77,103	1,266,031
Australia & New Zealand Banking Group, Ltd.	3,575,691	55,233,000
Bendigo Bank, Ltd.	207,246	1,417,591
BlueScope Steel, Ltd.	1,800,962	5,073,138
#Boral, Ltd.	1,200,764	5,002,219
#Caltex Australia, Ltd.	265,507	2,893,906
#Crown, Ltd.	768,759	4,794,283
#CSR, Ltd.	2,438,600	3,792,039
Downer EDI, Ltd.	540,737	2,918,711
#Fairfax Media, Ltd.	2,367,281	2,907,542
Goodman Fielder, Ltd.	2,290,858	2,651,990
#Harvey Norman Holdings, Ltd.	113,157	309,564
*Incitec Pivot, Ltd.	1,993,571	4,601,781
#Insurance Australia Group, Ltd.	2,620,594	8,016,549
Lend Lease Corp., Ltd.	666,651	4,313,649
#Macquarie Group, Ltd.	410,696	15,092,876
National Australia Bank, Ltd.	3,071,381	62,336,781
OneSteel, Ltd.	1,673,037	4,175,530
OZ Minerals, Ltd.	3,889,713	3,659,786
#Qantas Airways, Ltd.	2,226,972	4,299,143
#Seven Network, Ltd.	195,723	1,040,869
#Sims Metal Management, Ltd.	90,075	2,106,311
Suncorp-Metway, Ltd.	2,552,998	15,138,189
TABCORP Holdings, Ltd.	1,277,891	7,711,537
*Tatts Group, Ltd.	1,360,005	2,779,633
Toll Holdings, Ltd.	210,430	1,192,776
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,043,195
#*Wesfarmers, Ltd.	1,700,650	36,633,315

TOTAL AUSTRALIA		268,609,988

AUSTRIA — (0.4%)
#Erste Group Bank AG	303,609	10,583,711
OMV AG	383,710	15,225,604
Voestalpine AG	180,281	5,000,978

TOTAL AUSTRIA		30,810,293

BELGIUM — (0.5%)
#Delhaize Group	201,237	14,404,056
Delhaize Group Sponsored ADR	52,900	3,765,951
*KBC Groep NV	78,843	1,678,508
Solvay SA	55,827	5,471,064
#UCB SA	278,888	9,217,324

TOTAL BELGIUM		34,536,903

CANADA — (8.3%)
Astral Media, Inc. Class A	40,138	1,093,572
#Bank of Montreal	899,416	45,102,300
Barrick Gold Corp.	613,432	21,422,429
BCE, Inc.	651,325	14,952,209
#Canadian Pacific Railway, Ltd.	427,751	19,019,980
#Canadian Tire Corp. Class A	166,647	8,365,997
*CGI Group, Inc.	572,389	5,818,203
Cogeco Cable, Inc.	11,700	311,167
Empire Co., Ltd. Class A	65,500	2,512,379

1154

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
EnCana Corp.	598,798	$32,117,474
Ensign Energy Services, Inc.	128,319	1,946,375
Fairfax Financial Holdings, Inc.	46,500	14,158,273
George Weston, Ltd.	109,600	5,973,187
Gerdau Ameristeel Corp.	403,761	2,799,809
#Goldcorp, Inc.	730,500	27,755,270
Industrial Alliance Insurance & Financial Services, Inc.	140,300	3,855,076
Inmet Mining Corp.	52,200	2,188,305
#Intact Financial Corp.	128,700	4,224,490
Jean Coutu Group (PJC), Inc. Class A (The)	264,900	2,461,498
Loblaw Companies, Ltd.	184,013	5,841,954
Magna International, Inc. Class A	243,268	12,307,362
#Manitoba Telecom Services, Inc.	40,500	1,300,812
#Manulife Financial Corp.	2,074,478	50,376,741
Metro, Inc. Class A	137,300	4,301,578
National Bank of Canada	254,700	13,739,259
Onex Corp.	168,200	3,302,325
Petro-Canada	1,205,300	49,778,415
*Sino-Forest Corp.	278,730	3,803,510
Sun Life Financial, Inc.	1,262,400	43,148,357
Talisman Energy, Inc.	1,737,638	26,856,972
*Teck Resources, Ltd. Class B	1,418,230	37,323,574
#Thomson Reuters Corp.	727,070	23,480,868
#Toronto Dominion Bank	944,998	55,362,102
#TransCanada Corp.	292,621	8,322,959
#*Viterra, Inc.	460,598	3,878,045
#Yamana Gold, Inc.	1,625,161	15,493,529

TOTAL CANADA		574,696,355

DENMARK — (1.0%)
#A P Moller - Maersk A.S.	3,478	21,657,564
Carlsberg A.S. Series B	250,270	17,371,864
Danisco A.S.	107,780	5,270,570
*Danske Bank A.S.	965,053	20,023,880
*Jyske Bank A.S.	93,150	3,432,972
*Sydbank A.S.	60,841	1,532,887

TOTAL DENMARK		69,289,737

FINLAND — (0.5%)
#Kesko Oyj	152,447	4,023,224
Sampo Oyj	503,782	10,494,970
*Stora Enso Oyj Series R	1,183,538	7,522,544
*Stora Enso Oyj Sponsored ADR	91,500	579,195
#UPM-Kymmene Oyj	1,070,295	11,212,785
UPM-Kymmene Oyj Sponsored ADR	69,300	726,264

TOTAL FINLAND		34,558,982

FRANCE — (7.6%)
#Air France-KLM	250,260	3,146,691
#AXA SA	2,818,397	59,491,479
AXA SA Sponsored ADR	140,900	2,978,626
BNP Paribas SA	1,256,765	91,255,061
#Capgemini SA	259,094	11,975,031
Casino Guichard Perrachon SA	93,798	6,444,661
Ciments Francais SA	26,702	2,606,630
CNP Assurances SA	72,302	6,594,249
#Compagnie de Saint-Gobain	606,359	24,523,644
#Compagnie Generale des Establissements Michelin Series B	218,195	15,751,137
Credit Agricole SA	1,845,722	26,288,323
#European Aeronautic Defence & Space Co.	692,817	13,218,485

1155

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#France Telecom SA	690,822	$17,231,055
*Lafarge SA	467,217	33,751,919
Lagardere SCA	238,722	8,907,395
*Peugeot SA	325,797	9,869,640
PPR SA	161,317	17,966,919
#*Renault SA	393,464	16,720,250
Safran SA	312,438	4,829,971
#Schneider Electric SA	311,215	28,252,386
SCOR SE	193,766	4,654,319
#Societe Generale Paris	747,256	47,906,607
#STMicroelectronics NV	1,100,627	8,413,918
Vivendi SA	2,686,677	68,868,961

TOTAL FRANCE		531,647,357

GERMANY — (7.5%)
Allianz SE	442,712	43,830,629
Allianz SE Sponsored ADR	2,834,240	28,087,318
#Bayerische Motoren Werke AG	915,762	42,259,044
Celesio AG	8,342	221,665
#*Commerzbank AG	1,089,462	8,573,015
#Daimler AG (5529027)	1,684,003	77,905,285
Daimler AG (D1668R123)	404,583	18,792,880
#Deutsche Bank AG (5750355)	774,190	50,033,641
Deutsche Bank AG (D18190898)	128,363	8,330,759
Deutsche Lufthansa AG	464,311	6,265,663
#*Deutsche Postbank AG	14,003	386,380
Deutsche Telekom AG	2,621,866	33,563,062
Deutsche Telekom AG Sponsored ADR	2,705,150	34,598,869
E.ON AG	1,221,642	46,418,614
E.ON AG Sponsored ADR	265,950	10,044,932
Fraport AG	41,329	1,893,463
#Generali Deutschland Holding AG	33,484	2,761,321
#*Hannover Rueckversicherung AG	110,141	4,475,698
#Heidelberger Zement AG	31,811	1,371,568
#Hochtief AG	8,774	525,480
Linde AG	133,956	12,645,972
Munchener Rueckversicherungs-Gesellschaft AG	388,934	58,862,603
Porsche Automobil Holding SE	152,711	9,943,527
Salzgitter AG	79,216	7,997,704
#*SCA Hygiene Products AG	3,195	1,491,276
ThyssenKrupp AG	409,120	12,547,715
#*TUI AG	265,715	1,723,571

TOTAL GERMANY		525,551,654

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	673,524
*Alpha Bank A.E.	214,210	2,820,206
*EFG Eurobank Ergasias S.A.	60,000	784,642
Hellenic Petroleum S.A.	355,700	3,679,412
Marfin Investment Group S.A.	323,492	1,353,514
*National Bank of Greece S.A. ADR	619,230	3,672,034
*Piraeus Bank S.A.	174,541	2,073,660

TOTAL GREECE		15,056,992

HONG KONG — (2.8%)
#Cathay Pacific Airways, Ltd.	2,703,000	4,179,878
Cheung Kong Holdings, Ltd.	3,224,000	41,511,598
*Dah Sing Financial Holdings, Ltd.	176,400	809,290
Great Eagle Holdings, Ltd.	471,721	1,089,563
Hang Lung Group, Ltd.	1,737,000	9,044,368

1156

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Henderson Land Development Co., Ltd.	1,995,000	$13,183,349
#Hong Kong and Shanghai Hotels, Ltd.	1,164,505	1,335,556
Hopewell Holdings, Ltd.	1,129,000	3,663,351
Hutchison Whampoa, Ltd.	5,568,000	41,440,376
Hysan Development Co., Ltd.	1,029,302	2,791,273
New World Development Co., Ltd.	4,135,660	9,823,023
Pacific Basin Shipping, Ltd.	301,000	226,793
Sino Land Co., Ltd.	2,559,315	5,207,389
*Sinotrans Shipping, Ltd.	300,000	145,923
Sun Hung Kai Properties, Ltd.	2,274,000	34,408,395
Wharf Holdings, Ltd.	3,509,740	16,490,546
Wheelock and Co., Ltd.	3,482,000	9,758,422
Wheelock Properties, Ltd.	1,565,000	1,040,884

TOTAL HONG KONG		196,149,977

IRELAND — (0.0%)
CRH P.L.C. Sponsored ADR	2,341	57,893

ITALY — (2.7%)
Banca Monte Dei Paschi di Siena SpA.	5,698,737	10,693,264
Banca Popolare di Milano Scarl	982,340	5,943,772
*Banco Popolare Scarl	426,228	3,442,735
#*Fiat SpA.	443,245	4,920,088
Fondiaria - Sai SpA.	167,605	2,806,608
*Intesa Sanpaolo SpA.	11,201,860	41,652,906
#Italcementi SpA.	273,413	3,580,047
Telecom Italia SpA.	4,286,450	6,710,303
#Telecom Italia SpA Sponsored ADR	1,874,500	29,204,710
*UniCredito SpA.	19,413,366	56,648,512
Unione di Banche Italiane ScpA	1,533,872	21,424,675
#*Unipol Gruppo Finanziario SpA.	1,822,774	2,283,473

TOTAL ITALY		189,311,093

JAPAN — (11.8%)
#77 Bank, Ltd. (The)	737,372	4,351,041
#*AEON Co., Ltd.	1,209,800	11,731,776
Aisin Seiki Co., Ltd.	282,500	7,239,009
Ajinomoto Co., Inc.	1,130,000	10,793,495
Amada Co., Ltd.	631,000	3,993,402
Aoyama Trading Co., Ltd.	105,500	1,778,281
#*Aozora Bank, Ltd.	943,000	1,296,472
Asahi Glass Co., Ltd.	1,541,000	13,323,878
#ASATSU-DK, Inc.	32,500	727,778
Awa Bank, Ltd. (The)	65,600	380,178
Bank of Iwate, Ltd. (The)	19,600	1,144,531
#Bank of Kyoto, Ltd. (The)	353,400	3,192,622
Bank of Nagoya, Ltd. (The)	213,000	931,017
Bridgestone Corp.	857,300	14,830,866
Canon Marketing Japan, Inc.	124,900	1,985,013
#Chiba Bank, Ltd. (The)	823,000	5,307,131
Chudenko Corp.	41,100	657,349
Chugoku Bank, Ltd. (The)	240,800	3,236,595
Citizen Holdings Co., Ltd.	377,500	2,042,229
#Coca-Cola West Co., Ltd.	65,907	1,290,805
Comsys Holdings Corp.	149,000	1,719,003
Cosmo Oil Co., Ltd.	1,019,364	3,043,620
Credit Saison Co., Ltd.	168,300	2,184,318
Dai Nippon Printing Co., Ltd.	1,093,000	15,955,970
Daicel Chemical Industries, Ltd.	515,000	3,262,842
#Daido Steel Co., Ltd.	398,000	1,640,968
Daishi Bank, Ltd. (The)	573,932	2,277,015

1157

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiwa House Industry Co., Ltd.	916,000	$9,417,426
#Dentsu, Inc.	52,700	1,108,234
DIC Corp.	596,000	835,745
#*Elpida Memory, Inc.	164,400	1,863,718
Fuji Electric Holdings Co., Ltd.	181,780	317,780
#Fuji Heavy Industries, Ltd.	1,047,000	4,198,710
FUJIFILM Holdings Corp.	1,077,300	34,638,107
#Fujikura, Ltd.	609,000	3,206,304
Fukuoka Financial Group, Inc.	1,446,000	6,328,622
Glory, Ltd.	75,400	1,549,193
Gunma Bank, Ltd. (The)	585,397	3,391,829
#H2O Retailing Corp.	198,000	1,148,283
#Hachijuni Bank, Ltd. (The)	993,231	5,804,587
*Hakuhodo Dy Holdings, Inc.	17,840	977,590
Higo Bank, Ltd. (The)	376,000	2,298,493
*Hino Motors, Ltd.	217,000	720,823
Hitachi Chemical Co., Ltd.	69,000	1,407,330
*Hitachi High-Technologies Corp.	35,600	696,073
#Hitachi Transport System, Ltd.	111,000	1,404,218
#Hitachi, Ltd.	6,574,000	22,028,825
Hitachi, Ltd. Sponsored ADR	140,900	4,714,514
Hokkoku Bank, Ltd. (The)	435,409	1,611,499
House Foods Corp.	117,000	1,646,387
Hyakugo Bank, Ltd. (The)	475,028	2,338,982
Hyakujishi Bank, Ltd. (The)	329,000	1,553,624
#Idemitsu Kosan Co., Ltd.	40,100	3,342,336
Isetan Mitsukoshi Holdings, Ltd.	515,200	5,445,608
*Isuzu Motors, Ltd.	1,099,000	1,942,476
Itochu Corp.	343,000	2,552,495
*J Front Retailing Co., Ltd.	372,000	2,059,865
Joyo Bank, Ltd. (The)	842,000	4,276,584
JS Group Corp.	548,300	8,485,160
JTEKT Corp.	208,300	2,353,824
Juroku Bank, Ltd.	400,000	1,435,434
Kagoshima Bank, Ltd. (The)	358,143	2,814,725
Kajima Corp.	402,000	1,124,717
Kamigumi Co., Ltd	488,000	4,058,418
#Kandenko Co., Ltd.	129,000	852,483
Kaneka Corp.	580,542	4,024,138
Kansai Paint Co., Ltd.	64,000	492,580
*Kawasaki Kisen Kaisha, Ltd.	372,000	1,394,984
Keiyo Bank, Ltd. (The)	317,000	1,768,163
Kinden Corp.	285,000	2,388,580
#Kobe Steel, Ltd.	3,785,000	7,274,512
Kuraray Co., Ltd.	30,500	344,476
Kyocera Corp.	327,900	26,310,056
Kyocera Corp. Sponsored ADR	13,600	1,090,312
#Marui Group Co., Ltd.	542,642	3,892,064
Mazda Motor Corp.	1,759,000	4,566,460
*Mediceo Paltac Holdings Co., Ltd.	168,100	2,099,782
*MEIJI Holdings Co., Ltd.	51,095	2,062,699
#Mitsubishi Chemical Holdings Corp.	1,942,500	8,693,950
Mitsubishi Gas Chemical Co., Inc.	258,000	1,584,969
Mitsubishi Heavy Industries, Ltd.	6,023,000	24,007,303
Mitsubishi Logistics Corp.	146,000	1,805,948
*Mitsubishi Materials Corp.	493,000	1,331,311
#Mitsubishi Rayon Co., Ltd.	1,012,000	2,756,924
Mitsubishi Tanabe Pharma Corp.	260,000	3,088,680
#Mitsui Chemicals, Inc.	1,302,800	4,771,432
#*Mitsui Mining and Smelting Co., Ltd.	915,000	2,512,640
Musashino Bank, Ltd.	37,500	1,314,888

1158

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nagase & Co., Ltd.	235,889	$2,662,848
Nanto Bank, Ltd. (The)	263,000	1,546,272
*NEC Corp.	4,453,101	15,546,318
#NGK Spark Plug Co., Ltd.	330,000	3,625,727
Nippon Express Co., Ltd.	1,363,000	6,240,079
Nippon Kayaku Co., Ltd.	128,000	1,059,649
#Nippon Meat Packers, Inc.	220,536	2,697,931
Nippon Mining Holdings, Inc.	1,731,500	8,213,745
Nippon Oil Corp.	2,732,050	14,451,973
#Nippon Paper Group, Inc.	156,300	4,021,678
Nippon Sheet Glass Co., Ltd.	1,108,739	3,298,371
#Nippon Shokubai Co., Ltd.	231,000	1,886,814
Nippon Television Network Corp.	9,400	1,220,207
Nishi-Nippon Bank, Ltd.	1,193,569	3,022,889
Nissan Motor Co., Ltd.	4,991,500	36,218,112
#Nissay Dowa General Insurance Co., Ltd.	383,000	1,792,279
Nisshin Steel Co., Ltd.	1,226,000	2,334,764
#Nisshinbo Holdings, Inc.	305,000	3,887,185
*NOK Corp.	112,600	1,374,497
#NSK, Ltd.	477,000	2,573,310
NTN Corp.	70,000	281,462
#Obayashi Corp.	1,282,000	5,690,427
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,471,093
#Oji Paper Co., Ltd.	1,756,000	7,607,999
#Onward Holdings Co., Ltd.	278,000	1,975,310
Panasonic Electric Works Co., Ltd.	616,000	6,509,205
Ricoh Co., Ltd.	905,000	11,782,507
Rohm Co., Ltd.	178,000	13,184,494
San-in Godo Bank, Ltd. (The)	309,900	2,914,254
*Sapporo Hokuyo Holdings, Inc.	428,000	1,443,663
#SBI Holdings, Inc.	17,223	3,463,697
#Seiko Epson Corp.	249,600	3,817,271
Seino Holdings Co., Ltd.	295,000	2,304,141
Sekisui Chemical Co., Ltd.	689,000	4,056,813
Sekisui House, Ltd.	1,131,000	10,617,707
Sharp Corp.	706,000	7,806,525
Shiga Bank, Ltd.	326,185	2,013,369
Shimachu Co., Ltd.	70,700	1,497,301
Shimizu Corp.	269,000	1,100,438
#*Shinsei Bank, Ltd.	1,290,000	1,907,490
Shizuoka Bank, Ltd.	38,000	372,814
Showa Denko K.K.	1,456,000	2,701,067
#Sohgo Security Services Co., Ltd.	101,300	1,141,033
Sojitz Corp.	1,875,200	3,897,040
#Sony Corp.	652,500	18,187,171
Sony Corp. Sponsored ADR	1,303,101	36,434,704
Sumco Corp.	164,500	3,065,733
Sumitomo Bakelite Co., Ltd.	347,000	1,948,031
#Sumitomo Chemical Co., Ltd.	2,031,000	10,018,485
Sumitomo Corp.	1,906,000	18,752,281
Sumitomo Electric Industries, Ltd.	1,567,000	19,439,221
Sumitomo Forestry Co., Ltd.	158,000	1,255,580
Sumitomo Heavy Industries, Ltd.	384,000	1,843,000
Sumitomo Rubber Industries, Ltd.	230,300	1,993,969
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,295,512
*Suzuken Co., Ltd.	94,400	2,840,704
#Taiheiyo Cement Corp.	1,638,800	2,467,978
#Taisei Corp.	1,831,703	4,142,248
#*Takashimaya Co., Ltd.	326,000	2,677,814
#TDK Corp.	234,800	12,282,414
#Teijin, Ltd.	1,866,862	5,897,198

1159

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toda Corp.	385,000	$1,466,159
Tokuyama Corp.	382,000	2,872,583
Tokyo Steel Manufacturing Co., Ltd.	191,400	2,112,471
#Toppan Printing Co., Ltd.	1,176,000	11,970,611
#Tosoh Corp.	884,000	2,579,544
#Toyo Seikan Kaisha, Ltd.	342,249	7,313,884
Toyobo Co., Ltd.	743,000	1,393,281
Toyota Auto Body Co., Ltd.	105,100	1,969,653
Toyota Tsusho Corp.	355,700	5,437,273
TV Asahi Corp.	755	1,157,825
UNY Co., Ltd.	323,750	2,628,655
#Yamaguchi Financial Group, Inc.	362,148	4,938,167
Yamaha Corp.	285,400	3,774,873
#Yamaha Motor Co., Ltd.	295,800	3,659,719
Yamanashi Chuo Bank, Ltd.	241,000	1,239,186
#*Yokogawa Electric Corp.	274,000	2,133,567
Yokohama Rubber Co., Ltd.	410,000	2,169,232

TOTAL JAPAN		820,435,570

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.5%)
Aegon NV	3,202,429	23,424,115
#ArcelorMittal	2,016,055	72,656,670
ING Groep NV	3,093,625	39,587,873
ING Groep NV Sponsored ADR	538,200	6,964,308
Koninklijke Ahold NV	1,318,845	14,981,764
Koninklijke DSM NV	443,200	15,847,892
Philips Electronics NV	3,072,622	69,947,492
Philips Electronics NV ADR	133,700	3,043,012

TOTAL NETHERLANDS		246,453,126

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	929,259	3,872,457
Fletcher Building, Ltd.	685,164	3,248,707

TOTAL NEW ZEALAND		7,121,164

NORWAY — (0.9%)
*DnB NOR ASA Series A	2,507,294	21,864,668
#*Marine Harvest	5,002,000	3,149,965
#*Norsk Hydro ASA	1,764,614	10,372,331
*Norsk Hydro ASA Sponsored ADR	59,900	353,410
#Orkla ASA	2,700,350	21,486,930
#*Storebrand ASA	713,900	3,862,183

TOTAL NORWAY		61,089,487

PORTUGAL — (0.2%)
#Banco BPI SA	275,646	745,368
#Banco Comercial Portugues SA	3,941,284	4,209,964
#Banco Espirito Santo SA	747,704	4,668,870
#Cimpor Cimentos de Portugal SA	129,009	980,131

TOTAL PORTUGAL		10,604,333

SINGAPORE — (1.7%)
Capitaland, Ltd.	5,173,000	13,720,260
#City Developments, Ltd.	884,000	6,216,585
DBS Group Holdings, Ltd.	4,164,750	40,173,157
Fraser & Neave, Ltd.	2,351,450	6,772,276
Jardine Cycle & Carriage, Ltd.	179,324	2,936,794

1160

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#*Neptune Orient Lines, Ltd.	800,000	$922,697
Overseas-Chinese Banking Corp., Ltd.	3,175,449	17,241,525
Singapore Airlines, Ltd.	1,568,600	14,696,540
Singapore Land, Ltd.	603,000	2,198,444
#United Industrial Corp., Ltd.	1,391,000	1,804,517
United Overseas Bank, Ltd.	528,000	6,481,184
#UOL Group, Ltd.	1,376,600	3,341,403
Venture Corp., Ltd.	48,000	318,354
Wheelock Properties, Ltd.	476,000	598,481

TOTAL SINGAPORE		117,422,217

SPAIN — (5.0%)
Acciona SA	95,592	11,533,519
#Acerinox SA	464,577	9,215,820
Banco Bilbaovizcaya Sponsored ADR	385,925	6,344,607
#Banco de Sabadell SA	2,431,718	16,205,334
#Banco Espanol de Credito SA	264,996	3,294,086
Banco Pastor SA	89,934	728,923
#Banco Popular Espanol SA	2,035,899	18,328,054
#Banco Santander SA	7,174,788	103,897,958
Banco Santander SA Sponsored ADR	5,820,351	84,162,275
Criteria Caixacorp SA	1,702,347	8,202,905
#Fomento de Construcciones y Contratas SA	93,180	3,737,454
#Gas Natural SDG SA	424,058	7,929,517
#Grupo Ferrovial SA	211,889	7,277,661
*Iberdrola Renovables SA	429,424	1,983,690
#Mapfre SA	766,082	2,853,148
Repsol YPF SA	1,204,043	27,939,191
Repsol YPF SA Sponsored ADR	1,403,907	32,753,150
#*Sacyr Vallehermoso SA	94,625	1,515,173

TOTAL SPAIN		347,902,465

SWEDEN — (2.7%)
Holmen AB Series A	6,300	183,241
#Holmen AB Series B	146,100	4,020,280
#Nordea Bank AB	6,583,962	63,686,280
#*Skandinaviska Enskilda Banken AB Series A	2,552,148	14,194,958
*Skandinaviska Enskilda Banken AB Series C	9,800	51,600
#SSAB AB Series A	507,586	6,645,957
#SSAB AB Series B	233,785	2,795,713
Svenska Cellulosa AB	57,000	732,643
Svenska Cellulosa AB Series B	1,586,671	20,396,384
#Svenska Handelsbanken AB Series A	740,000	18,069,199
#*Swedbank AB Series A	363,437	2,800,088
Tele2 AB Series B	857,471	11,538,810
Telefonaktiebolaget LM Erricson Sponsored ADR	706,832	6,870,407
#TeliaSonera AB	3,330,548	21,368,221
#Volvo AB Series A	898,101	6,377,675
Volvo AB Series B	1,028,966	7,521,454

TOTAL SWEDEN		187,252,910

SWITZERLAND — (5.9%)
Adecco SA	413,827	19,941,669
Baloise-Holding AG	200,163	15,951,828
Banque Cantonale Vaudoise	7,063	2,494,161
*Compagnie Financiere Richemont SA Series A	1,139,103	27,991,523
#Credit Suisse Group AG	1,755,349	82,950,510
Credit Suisse Group AG Sponsored ADR	840,377	39,808,659
Givaudan SA	15,362	10,282,118
#*Holcim, Ltd.	621,507	37,728,235

1161

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Julius Baer Holdings AG	38,097	$1,819,005
PSP Swiss Property AG	95,780	5,091,958
St. Galler Kantonalbank	5,925	2,192,645
#Swatch Group AG	34,658	6,343,552
Swiss Life Holding AG	123,557	12,362,669
Swiss Re	738,155	28,193,295
#*UBS AG	3,481,616	50,969,314
Zurich Financial Services AG	322,012	63,236,077

TOTAL SWITZERLAND		407,357,218

UNITED KINGDOM — (16.1%)
*Anglo American P.L.C.	1,329,421	42,874,314
Associated British Foods P.L.C.	1,870,707	24,821,127
Aviva P.L.C.	7,396,866	43,180,196
Barclays P.L.C. Sponsored ADR	2,451,654	50,356,973
*British Airways P.L.C.	2,965,957	6,989,210
Carnival P.L.C.	658,867	19,104,635
Carnival P.L.C. ADR	218,000	6,278,400
*easyJet P.L.C.	687,918	3,473,405
Friends Provident Group P.L.C.	5,399,716	6,310,595
HSBC Holdings P.L.C. Sponsored ADR	3,444,768	174,649,738
International Power P.L.C.	6,720,015	28,657,153
*Investec P.L.C.	1,003,281	6,779,811
*Kazakhmys P.L.C.	402,284	5,759,102
Kingfisher P.L.C	12,172,495	43,324,106
Ladbrokes P.L.C.	1,091,195	3,198,033
Legal and General Group P.L.C	15,758,133	16,952,696
Mondi P.L.C.	877,217	3,884,127
Old Mutual P.L.C.	9,616,350	15,424,815
Pearson P.L.C.	820,157	9,464,883
Pearson P.L.C. Sponsored ADR	1,829,495	21,203,847
Rexam P.L.C.	3,248,785	12,769,807
*Rolls-Royce Group P.L.C. (3283648)	1,317,228	9,110,896
*Rolls-Royce Group P.L.C. (B526QW4)	148,885,908	248,707
*Royal Bank of Scotland Group P.L.C.	15,142,602	11,252,516
Royal Dutch Shell P.L.C. ADR	1,818,509	95,526,278
RSA Insurance Group P.L.C.	12,939,111	27,379,445
SABmiller P.L.C.	1,174,082	27,145,083
Sainsbury (J.) P.L.C.	4,805,106	25,491,586
Schroders P.L.C.	123,678	2,014,354
Schroders P.L.C. Non-Voting	63,155	874,247
Standard Chartered P.L.C.	927,972	22,030,793
#Thomas Cook Group P.L.C.	1,861,207	6,749,769
Thomson Reuters P.L.C.	1,137,914	36,428,147
Tomkins P.L.C. Sponsored ADR	330,800	3,880,284
Vodafone Group P.L.C.	34,976,333	71,559,698
Vodafone Group P.L.C. Sponsored ADR	7,218,874	148,564,427
Whitbread P.L.C.	898,551	13,006,326
William Morrison Supermarkets P.L.C.	6,906,878	31,021,206
*Wolseley P.L.C.	118,491	2,651,485
WPP P.L.C.	1,259,793	9,716,312
#WPP P.L.C. Sponsored ADR	24,445	941,621
*Xstrata P.L.C.	2,446,450	33,045,304

TOTAL UNITED KINGDOM		1,124,095,457

TOTAL COMMON STOCKS		5,800,011,171

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore	10,045	287

1162

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
ITALY — (0.0%)
#*Unione di Banche Italiane ScpA Warrants 06/30/11	1,533,872	$112,153

UNITED KINGDOM — (0.0%)
*Rexam P.L.C. Rights 08/18/09	1,181,376	1,646,137

TOTAL RIGHTS/WARRANTS		1,758,577

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund LP	1,160,832,861	1,160,832,861
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,452,402) to be repurchased at $2,404,356	$2,404	2,404,316

TOTAL SECURITIES LENDING COLLATERAL		1,163,237,177

TOTAL INVESTMENTS — (100.0%) (Cost $5,864,392,078)##		$6,965,006,925

1163

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,691,325	$266,918,663	—	$268,609,988
Austria	—	30,810,293	—	30,810,293
Belgium	3,765,951	30,770,952	—	34,536,903
Canada	574,696,355	—	—	574,696,355
Denmark	—	69,289,737	—	69,289,737
Finland	1,305,459	33,253,523	—	34,558,982
France	2,978,626	528,668,731	—	531,647,357
Germany	99,854,758	425,696,896	—	525,551,654
Greece	3,672,034	11,384,958	—	15,056,992
Hong Kong	—	196,149,977	—	196,149,977
Ireland	57,893	—	—	57,893
Italy	29,204,710	160,106,383	—	189,311,093
Japan	44,302,229	776,133,341	—	820,435,570
Netherlands	10,007,320	236,445,806	—	246,453,126
New Zealand	—	7,121,164	—	7,121,164
Norway	353,410	60,736,077	—	61,089,487
Portugal	—	10,604,333	—	10,604,333
Singapore	—	117,422,217	—	117,422,217
Spain	227,157,990	120,744,475	—	347,902,465
Sweden	6,870,407	180,382,503	—	187,252,910
Switzerland	39,808,658	367,548,560	—	407,357,218
United Kingdom	501,401,568	622,693,889	—	1,124,095,457
Rights/Warrants
Belgium	287	—	—	287
Italy	112,153	—	—	112,153
United Kingdom	1,646,137	—	—	1,646,137
Securities Lending Collateral	—	1,163,237,177	—	1,163,237,177

TOTAL	$1,548,887,270	$5,416,119,655	—	$6,965,006,925

1164

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.4%)
Consumer Discretionary — (17.7%)
#*ABILIT Corp.	513,400	$729,877
Accordia Golf Co., Ltd.	1,227	963,092
Aeon Fantasy Co., Ltd.	60,432	784,843
Aichi Machine Industry Co., Ltd.	285,000	830,920
Aigan Co., Ltd.	61,600	373,459
Aisan Industry Co., Ltd.	133,600	1,155,880
#Akebono Brake Industry Co., Ltd.	301,900	1,903,516
*Alpen Co., Ltd.	10,500	185,068
Alpha Corp.	31,700	178,157
Alpine Electronics, Inc.	217,800	2,185,874
#Amiyaki Tei Co., Ltd.	239	389,362
Amuse, Inc.	29,999	314,483
*Anrakutei Co., Ltd.	50,000	221,829
AOI Advertising Promotion, Inc.	39,000	212,313
AOKI Holdings, Inc.	139,900	1,522,328
Aoyama Trading Co., Ltd.	95,000	1,601,295
*Arnest One Corp.	61,700	285,250
#*Asahi Co., Ltd.	2,200	73,903
#*Asahi Tec Corp.	281,000	136,021
#ASATSU-DK, Inc.	53,600	1,200,273
#*ASKUL Corp.	11,800	216,959
Asti Corp.	50,000	136,881
#*Atom Corp.	129,700	437,835
Atsugi Co., Ltd.	701,000	944,387
Autobacs Seven Co., Ltd.	40,800	1,387,200
#Avex Group Holdings, Inc.	151,400	1,328,126
*Bals Corp.	7	5,299
Best Denki Co., Ltd.	273,000	1,364,131
Bookoff Corp.	7,900	90,188
Calsonic Kansei Corp.	506,000	1,237,554
*Can Do Co., Ltd.	9	9,054
*Carchs Holdings Co., Ltd.	710,600	255,450
Catena Corp.	92,000	222,840
*Chimney Co., Ltd.	600	10,455
Chiyoda Co., Ltd.	141,200	1,965,129
Chofu Seisakusho Co., Ltd.	113,900	2,316,500
#Chori Co., Ltd.	658,000	747,747
Chuo Spring Co., Ltd.	205,000	563,421
#*Clarion Co., Ltd.	689,000	673,822
Cleanup Corp.	131,100	713,231
Colowide Co., Ltd.	200,450	1,251,243
#*Columbia Music Entertainment, Inc.	157,000	72,712
Corona Corp.	98,400	1,171,308
Cross Plus, Inc.	22,000	265,208
#Daido Metal Co., Ltd.	144,000	549,864
Daidoh, Ltd.	125,600	851,205
#*Daiei, Inc. (The)	223,900	883,036
Daikoku Denki Co., Ltd.	49,400	664,621
Daimaruenawin Co., Ltd.	400	2,379
Dainichi Co., Ltd.	57,700	417,259
Daisyo Corp.	72,200	1,008,502
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	12,174
#Daiwa Seiko, Inc.	433,000	587,750
#Daiwabo Holdings Co., Ltd.	466,000	1,827,817
DCM Japan Holdings Co., Ltd.	241,300	1,638,099
Descente, Ltd.	263,000	1,230,666
#Doshisha Co., Ltd.	64,900	1,006,623

1165

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
DOUTOR NICHIRES Holdings Co., Ltd.	175,286	$2,426,659
Dynic Corp.	127,000	212,303
#Eagle Industry Co., Ltd.	139,000	586,440
#*Econach Co., Ltd.	177,000	100,877
#Edion Corp.	266,500	1,556,157
Eikoh, Inc.	41,800	178,068
#Exedy Corp.	120,500	2,831,768
F&A Aqua Holdings, Inc.	60,638	684,498
*FCC Co., Ltd.	16,600	266,644
Fine Sinter Co., Ltd.	49,000	98,266
Foster Electric Co., Ltd.	81,900	1,370,955
#France Bed Holdings Co., Ltd.	804,000	1,213,934
#Fuji Co., Ltd.	101,100	1,907,050
Fuji Corp., Ltd.	113,900	335,033
#*Fuji Kiko Co., Ltd.	151,000	186,746
#Fuji Kyuko Co., Ltd.	357,000	1,644,958
Fuji Oozx, Inc.	6,000	16,617
Fujibo Holdings, Inc.	46,000	61,981
*Fujii & Co., Ltd.	44,000	—
Fujikura Rubber, Ltd.	74,000	295,556
#Fujita Kanko, Inc.	402,100	1,604,149
Fujitsu Business Systems, Ltd.	75,500	1,747,586
#Fujitsu General, Ltd.	339,000	1,099,656
Funai Electric Co., Ltd.	13,200	547,853
#Furukawa Battery Co., Ltd.	87,000	792,814
G-7 Holdings, Inc.	29,200	126,903
*Gajoen Kanko Co.	37,000	—
#Gakken Co., Ltd.	354,000	664,023
Genki Sushi Co., Ltd.	19,200	243,141
GEO Co., Ltd.	1,255	987,311
#*Goldwin, Inc.	175,000	406,081
Gourmet Kineya Co., Ltd.	67,000	448,818
*Gro-Bels Co., Ltd.	177,000	52,247
*GSI Creos Corp.	194,000	214,207
#Gulliver International Co., Ltd.	3,320	194,464
Gunze, Ltd.	624,000	2,674,549
#H2O Retailing Corp.	104,000	603,138
Hakuyosha Co., Ltd.	88,000	236,892
Happinet Corp.	36,100	451,354
Haruyama Trading Co., Ltd.	49,900	239,421
*Haseko Corp.	1,139,500	1,080,242
Heiwa Corp.	30,300	326,716
*Hiday Hidaka Corp.	6,900	76,434
#Hikari Tsushin, Inc.	30,500	658,452
Himaraya Co., Ltd.	38,300	144,989
#HIS Co., Ltd.	108,500	2,219,016
Hitachi Koki Co., Ltd.	70,000	640,696
Horipro, Inc.	47,000	379,371
*I Metal Technology Co., Ltd.	150,000	264,730
*Ichibanya Co., Ltd.	3,400	75,308
Ichikawa Co., Ltd.	63,000	155,083
#Ichikoh Industries, Ltd.	289,000	483,664
#*Ikyu Corp.	192	90,060
Imasen Electric Industrial Co., Ltd.	54,400	676,564
Imperial Hotel, Ltd.	10,250	212,650
*Impress Holdings, Inc.	112,400	248,660
*Intage, Inc.	1,300	23,170
Ishizuka Glass Co., Ltd.	109,000	228,268
*Izuhakone Railway Co., Ltd.	300	17,120
*Izutsuya Co., Ltd.	350,000	191,941
#*Janome Sewing Machine Co., Ltd.	37,000	28,839

1166

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Japan Vilene Co., Ltd.	206,000	$1,106,147
#Japan Wool Textile Co., Ltd. (The)	308,000	2,326,207
Jeans Mate Corp.	38,208	240,997
*Jidosha Buhin Kogyo Co., Ltd.	82,000	146,936
#Joban Kosan Co., Ltd.	221,000	356,185
#Joshin Denki Co., Ltd.	196,000	1,627,970
Juntendo Co., Ltd.	35,000	44,682
*JVC Kenwood Holdings, Inc.	2,477,300	1,563,548
Kabuki-Za Co., Ltd.	39,000	1,618,934
#Kadokawa Holdings, Inc.	91,900	2,212,371
Kanto Auto Works, Ltd.	192,000	1,724,603
#*Kappa Create Co., Ltd.	3,750	88,169
Kasai Kogyo Co., Ltd.	119,000	301,951
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	322,964
#*Kawashima Selkon Textiles Co., Ltd.	335,000	310,542
Kayaba Industry Co., Ltd.	726,000	1,665,042
Keihin Corp.	36,800	552,566
#Keiyo Co., Ltd.	195,000	959,136
Kentucky Fried Chicken Japan, Ltd.	78,000	1,391,153
*Kinki Nippon Tourist Co., Ltd.	46,000	48,550
#Kinugawa Rubber Industrial Co., Ltd.	198,000	304,270
Kisoji Co., Ltd.	87,000	1,808,881
Koekisha Co., Ltd.	13,600	243,243
Kohnan Shoji Co., Ltd.	91,600	892,371
#Kojima Co., Ltd.	126,600	638,351
Komatsu Seiren Co., Ltd.	145,000	536,807
Komeri Co., Ltd.	55,600	1,531,526
Konaka Co., Ltd.	104,960	337,666
*Kosugi Sangyo Co., Ltd.	416,000	—
*Kourakuen Corp.	1,100	13,197
#K’s Holdings Corp.	130,772	3,873,711
Ku Holdings Co., Ltd.	68,200	257,606
#Kura Corp.	283	612,557
Kurabo Industries, Ltd.	856,000	1,770,906
Kuraudia Co., Ltd.	4,800	73,926
Kuroganeya Co., Ltd.	14,000	48,348
#Kyoritsu Maintenance Co., Ltd.	49,660	816,898
Kyoto Kimono Yuzen Co., Ltd.	55,700	488,415
Kyowa Leather Cloth Co., Ltd.	73,500	307,990
#*Laox Co., Ltd.	706,000	1,717,801
#*Look, Inc.	714,000	752,249
*Magara Construction Co., Ltd.	135,000	1,427
*Mamiya-Op Co., Ltd.	285,000	219,595
Marche Corp.	23,000	181,102
#Mars Engineering Corp.	64,100	1,990,562
Maruei Department Store Co., Ltd.	142,000	258,901
*Maruishi Holdings Co., Ltd.	214,000	—
#*Maruzen Co., Ltd. (6569583)	85,000	78,921
Maruzen Co., Ltd. (6573498)	46,000	224,279
#Matsuya Co., Ltd.	162,500	1,712,304
Matsuya Foods Co., Ltd.	64,900	881,183
Meiwa Industry Co., Ltd.	38,000	68,191
Mikuni Corp.	114,000	153,667
#*Misawa Homes Co., Ltd.	77,000	287,292
#Misawa Resort Co., Ltd.	190,000	308,723
*Mitsuba Corp.	152,690	547,276
Mitsui Home Co., Ltd.	206,000	1,162,894
Miyuki Keori Co., Ltd.	106,000	390,410
#Mizuno Corp.	450,000	2,024,548
MOS Food Services, Inc.	110,000	1,798,555
MR Max Corp.	123,800	660,516

1167

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Musashi Seimitsu Industry Co., Ltd.	5,800	$114,337
Mutow Co., Ltd.	77,300	334,117
#*Naigai Co., Ltd.	2,723,000	1,520,275
#Nexyz Corp.	3,700	124,000
NHK Spring Co., Ltd.	273,000	1,964,815
Nice Holdings, Inc.	399,000	802,700
*Nichimo Corp.	667,000	7,049
Nidec Copal Corp.	154,600	1,661,803
Nidec Tosok Corp.	61,000	465,111
Nihon Tokushu Toryo Co., Ltd.	56,000	198,996
Nikko Travel Co., Ltd.	12,200	26,177
Nippon Felt Co., Ltd.	67,200	290,068
#*Nippon Piston Ring Co., Ltd.	293,000	321,631
Nippon Seiki Co., Ltd.	148,400	1,820,203
#Nishimatsuya Chain Co., Ltd.	222,800	2,272,910
Nissan Shatai Co., Ltd.	446,023	4,101,494
Nissen Holdings Co., Ltd.	207,400	661,203
Nissin Kogyo Co., Ltd.	64,300	901,985
Nittan Valve Co., Ltd.	82,800	296,618
*Nitto Kako Co., Ltd.	98,000	61,815
Noritsu Koki Co., Ltd.	99,200	862,976
*Omikenshi Co., Ltd.	176,000	130,055
#Onward Holdings Co., Ltd.	62,000	440,537
Pacific Golf Group International Holdings KK	337	190,687
Pacific Industrial Co., Ltd.	183,000	826,895
*Pal Co., Ltd.	2,000	38,806
PanaHome Corp.	450,200	2,629,431
Parco Co., Ltd.	270,800	2,357,169
#Paris Miki Holdings, Inc.	173,100	1,692,679
#*PIA Corp.	28,800	369,519
Piolax, Inc.	44,500	763,848
#*Pioneer Electronic Corp.	4,100	11,930
*Plenus Co., Ltd.	4,400	63,981
Press Kogyo Co., Ltd.	375,000	653,231
#Resorttrust, Inc.	169,908	1,911,078
#*Rhythm Watch Co., Ltd.	443,000	657,492
Right On Co., Ltd.	95,425	953,098
#Riken Corp.	359,000	1,125,243
#*Ringer Hut Co., Ltd.	74,800	952,554
*Riso Kyoiku Co., Ltd.	785	43,900
Roland Corp.	88,300	1,039,630
Round One Corp.	15,000	138,804
Royal Co., Ltd.	138,200	1,501,008
Ryohin Keikaku Co., Ltd.	11,500	476,872
*Sagami Chain Co., Ltd.	77,000	685,165
#*Sagami Co., Ltd.	317,000	541,209
Sagami Rubber Industries Co., Ltd.	15,000	42,795
#Saint Marc Holdings Co., Ltd.	37,300	1,193,453
#Saizeriya Co., Ltd.	172,200	2,719,932
#*Sakai Ovex Co., Ltd.	205,000	200,594
*Sanden Corp.	487,000	1,364,548
Sanoh Industrial Co., Ltd.	114,900	694,466
#Sanrio Co., Ltd.	258,000	2,182,519
Sanyo Housing Nagoya Co., Ltd.	354	366,155
#Sanyo Shokai, Ltd.	462,000	1,528,710
#Seiko Holdings Corp.	391,407	1,004,933
Seiren Co., Ltd.	215,100	1,190,931
Senshukai Co., Ltd.	159,600	1,065,194
#*Seven Seas Holdings Co., Ltd.	891,000	502,214
#Shikibo, Ltd.	497,000	893,494
Shimachu Co., Ltd.	53,000	1,122,447

1168

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Shinyei Kaisha	96,000	$155,924
#Shiroki Co., Ltd.	302,000	578,887
#Shobunsha Publications, Inc.	358,300	2,332,006
#Shochiku Co., Ltd.	416,400	3,448,485
Showa Corp.	247,300	1,390,214
#*Silver Seiko, Ltd.	742,000	62,785
SNT Corp.	93,800	278,201
*Sofmap Co., Ltd.	43,100	82,865
Soft99 Corp.	71,500	343,667
Sotoh Co., Ltd.	49,700	628,384
SPK Corp.	16,800	209,995
*Studio Alice Co., Ltd.	6,100	62,637
Suminoe Textile Co., Ltd.	260,000	417,364
#Sumitomo Forestry Co., Ltd.	170,066	1,351,465
#*Suzutan Co., Ltd.	26,200	63,215
#*SxL Corp.	493,000	302,309
*Tac Co., Ltd.	1,300	5,531
Tachikawa Corp.	50,800	233,287
Tachi-S Co., Ltd.	119,440	1,084,300
Taiho Kogyo Co., Ltd.	95,200	688,252
Takamatsu Construction Group.	118,700	1,891,631
#Taka-Q Co., Ltd.	73,500	130,564
Takata Corp.	9,000	157,138
#*TAKE AND GIVE NEEDS Co., Ltd.	1,380	176,339
*Tamron Co., Ltd.	7,900	104,197
#*Tasaki Shinju Co., Ltd.	835,000	1,064,663
Taya Co., Ltd.	5,000	38,630
TBK Co., Ltd.	74,000	137,618
*TDF Corp.	27,000	29,883
Teikoku Piston Ring Co., Ltd.	108,100	501,207
Teikoku Sen-I Co., Ltd.	78,000	412,476
#Telepark Corp.	153	230,110
#*Ten Allied Co., Ltd.	50,000	171,627
Tigers Polymer Corp.	59,000	252,311
Toabo Corp.	350,000	283,896
Toei Co., Ltd.	427,000	2,238,562
#*Tohoku Misawa Homes Co., Ltd.	37,500	92,369
*Tokai Kanko Co., Ltd.	505,999	202,283
#Tokai Rika Co., Ltd.	85,400	1,696,776
Tokai Rubber Industries, Ltd.	106,300	1,349,936
*Tokai Senko K.K.	462,000	465,126
*Token Corp.	7,710	238,927
Tokyo Dome Corp.	638,200	2,018,286
*Tokyo Individualized Educational Institute, Inc.	3,200	7,488
Tokyo Kaikan Co., Ltd.	12,000	46,946
Tokyo Soir Co., Ltd.	49,000	110,487
Tokyo Style Co., Ltd.	336,700	2,701,422
Tokyotokeiba Co., Ltd.	880,000	1,416,828
Tokyu Recreation Co., Ltd.	77,000	428,350
#Tomy Co., Ltd.	313,193	2,776,727
#*Tonichi Carlife Group, Inc.	318,000	404,420
Topre Corp.	180,100	1,534,503
*Toridoll.Corp.	23	47,574
*Totenko Co., Ltd.	57,000	102,756
#*Touei Housing Corp.	128,540	766,499
*Tow Co., Ltd.	4,800	27,850
#Toyo Radiator Co., Ltd.	253,000	583,313
#*Toyo Tire & Rubber Co., Ltd.	711,000	1,544,307
#Toyobo Co., Ltd.	1,050,000	1,968,970
*TS Tech Co., Ltd.	23,200	449,677
*Tsukamoto Co., Ltd.	67,000	69,945

1169

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Tsutsumi Jewelry Co., Ltd.	65,400	$1,314,812
*United Arrows, Ltd.	2,300	15,138
#*Unitika, Ltd.	1,629,000	1,458,265
#U-Shin, Ltd.	94,500	495,830
Watabe Wedding Corp.	29,500	461,273
#Watami Food Service Co., Ltd.	119,600	2,359,527
*Wondertable, Ltd.	97,000	95,027
Xebio Co., Ltd.	52,800	1,144,110
Yamato International, Inc.	43,000	176,662
Yellow Hat, Ltd.	73,700	583,913
Yokohama Reito Co., Ltd.	175,000	1,099,230
#Yomiuri Land Co., Ltd.	258,000	837,329
Yonex Co., Ltd.	40,000	294,742
#Yorozu Corp.	73,500	852,088
Yoshimoto Kogyo Co., Ltd.	116,800	1,424,661
#Yoshinoya Holdings Co., Ltd.	2,168	2,584,800
#Zenrin Co., Ltd.	127,400	1,839,797
#Zensho Co., Ltd.	362,900	2,161,261

Total Consumer Discretionary		246,299,570

Consumer Staples — (8.4%)
#Aderans Holdings Co., Ltd.	142,450	1,986,555
*Aeon Hokkaido Corp.	428,200	1,426,434
Ahjikan Co., Ltd.	10,500	93,934
#Ariake Japan Co., Ltd.	113,700	1,728,960
Cawachi, Ltd.	81,200	1,491,042
CFS Corp.	122,000	752,809
#Chubu Shiryo Co., Ltd.	89,000	770,093
Chuo Gyorui Co., Ltd.	93,000	174,638
Coca-Cola Central Japan Co., Ltd.	128,200	1,784,346
Cocakara Fine Holdings, Inc.	36,060	627,128
CVS Bay Area, Inc.	55,000	82,272
#DyDo Drinco, Inc.	55,700	1,631,128
#Echo Trading Co., Ltd.	11,000	117,811
Ensuiko Sugar Refining Co., Ltd.	103,000	177,894
#Fancl Corp.	201,800	2,430,289
#*First Baking Co., Ltd.	183,000	211,753
Fuji Oil Co., Ltd.	155,000	1,897,032
Fujicco Co., Ltd.	118,600	1,351,005
#*Fujiya Co., Ltd.	549,000	740,846
Hagoromo Foods Corp.	40,000	444,917
Harashin Narus Holdings Co., Ltd.	61,500	649,237
#*Hayashikane Sangyo Co., Ltd.	336,000	346,693
#Heiwado Co., Ltd.	186,600	2,461,934
#Hohsui Corp.	120,000	177,681
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	459,353
#Hokuto Corp.	105,700	2,152,031
Inageya Co., Ltd.	175,000	1,713,130
#ITO EN, LTD.	2,400	37,584
Itochu-Shokuhin Co., Ltd.	40,600	1,459,451
Itoham Foods, Inc.	693,800	2,261,973
Izumiya Co., Ltd.	292,000	1,674,983
J-Oil Mills, Inc.	533,000	1,777,304
#Kameda Seika Co., Ltd.	70,000	1,119,258
Kasumi Co., Ltd.	211,000	987,897
Kato Sangyo Co., Ltd.	121,700	1,951,576
#Key Coffee, Inc.	76,600	1,279,648
Kirindo Co., Ltd.	32,800	174,025
Kose Corp.	1,400	28,536
#Kyodo Shiryo Co., Ltd.	353,000	496,793
Kyokuyo Co., Ltd.	370,000	748,644

1170

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
#Life Corp.	183,900	$3,077,546
Lion Corp.	3,000	14,401
Mandom Corp.	82,200	2,291,003
Marudai Food Co., Ltd.	443,000	1,121,956
#Maruetsu, Inc. (The)	417,000	2,005,784
#Maruha Nichiro Holdings, Inc.	1,651,069	2,471,000
*Maruya Co., Ltd.	14,000	16,116
Matsumotokiyoshi Holdings Co., Ltd.	14,600	328,475
*Maxvalu Tohok Co., Ltd.	18,200	115,701
Maxvalu Tokai Co., Ltd.	59,400	746,317
#Meito Sangyo Co., Ltd.	77,800	1,053,129
Mercian Corp.	413,000	950,039
Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,515,747
Milbon Co., Ltd.	42,840	927,504
Ministop Co., Ltd.	84,900	1,388,153
Mitsui Sugar Co., Ltd.	465,850	1,538,377
Miyoshi Oil & Fat Co., Ltd.	261,000	389,848
#Morinaga & Co., Ltd.	909,000	1,905,998
#Morinaga Milk Industry Co., Ltd.	852,000	3,527,351
Morishita Jinton Co., Ltd.	47,800	123,326
Morozoff, Ltd.	108,000	352,790
#Nagatanien Co., Ltd.	118,000	1,092,637
#Nakamuraya Co., Ltd.	203,000	998,444
#Nichimo Co., Ltd.	112,000	198,308
#Nihon Chouzai Co., Ltd.	22,380	439,477
Niitaka Co., Ltd.	7,260	64,232
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,275,139
#Nippon Flour Mills Co., Ltd.	604,000	2,906,184
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	322,483
#Nippon Suisan Kaisha, Ltd.	514,500	1,407,220
Nisshin Oillio Group, Ltd. (The)	548,000	2,909,882
Nissin Sugar Manufacturing Co., Ltd.	149,000	311,502
Nitto Flour Milling Co., Ltd.	64,000	212,978
#Oenon Holdings, Inc.	247,000	523,139
Oie Sangyo Co., Ltd.	20,900	174,063
Okuwa Co., Ltd.	135,000	1,518,143
Olympic Corp.	65,000	415,796
Oriental Yeast Co., Ltd.	101,000	554,517
Pietro Co., Ltd.	10,300	89,193
#Pigeon Corp.	67,800	2,435,796
*Poplar Co., Ltd.	25,760	180,456
Prima Meat Packers, Ltd.	705,000	795,680
Riken Vitamin Co., Ltd.	79,300	2,243,971
Rock Field Co., Ltd.	47,800	596,508
#Ryoshoku, Ltd.	128,100	2,930,889
S Foods, Inc.	104,000	911,112
#Sakata Seed Corp.	171,000	2,543,123
Shikoku Coca-Cola Bottling Co., Ltd.	79,800	782,652
Shoei Foods Corp.	44,000	201,935
#Showa Sangyo Co., Ltd.	581,000	1,761,908
Snow Brand Milk Products Co., Ltd.	900,000	2,970,125
#Sogo Medical Co., Ltd.	23,000	509,009
Sonton Food Industry Co., Ltd.	43,000	286,230
Starzen Corp.	279,000	647,711
Takara Holdings, Inc.	25,000	166,151
Three F Co., Ltd.	17,700	130,284
Tobu Store Co., Ltd.	215,000	698,266
Toho Co., Ltd.	158,000	538,559
Tohto Suisan Co., Ltd.	120,000	189,832
Torigoe Co., Ltd.	84,500	652,881
Toyo Sugar Refining Co., Ltd.	157,000	191,317

1171

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Tsukiji Uoichiba Co., Ltd.	57,000	$85,780
Tsuruha Holdings, Inc.	45,200	1,425,382
#Unicafe, Inc.	14,260	152,725
#Unicharm Petcare Corp.	73,900	2,334,297
Unimat Offisco Corp.	85,100	802,448
Valor Co., Ltd.	173,600	1,432,640
Warabeya Nichiyo Co., Ltd.	51,360	617,838
Yaizu Suisankagaku Industry Co., Ltd.	41,000	427,351
#Yaoko Co., Ltd.	54,400	1,704,014
#Yomeishu Seizo Co., Ltd.	100,000	939,767
Yonekyu Corp.	98,000	937,244
Yuasa Funashoku Co., Ltd.	112,000	268,524
#Yukiguni Maitake Co., Ltd.	104,256	407,253
Yutaka Foods Corp.	6,000	83,730

Total Consumer Staples		117,135,903

Energy — (1.2%)
AOC Holdings, Inc.	139,600	1,320,123
#BP Castrol K.K.	69,800	248,265
#*Fuji Kosan Co., Ltd.	264,000	244,320
Itochu Enex Co., Ltd.	321,400	1,968,885
Japan Oil Transportation Co., Ltd.	79,000	160,899
Kanto Natural Gas Development Co., Ltd.	175,000	1,001,447
#Kyoei Tanker Co., Ltd.	115,000	288,993
#Mitsuuroko Co., Ltd.	206,500	1,255,055
#Modec, Inc.	102,400	1,760,013
#Nippon Gas Co., Ltd.	148,900	2,233,977
Nippon Seiro Co., Ltd.	64,000	109,275
#Sala Corp.	129,500	702,788
San-Ai Oil Co., Ltd.	259,000	1,210,983
Shinko Plantech Co., Ltd.	154,800	1,261,782
Sinanen Co., Ltd.	259,000	1,296,336
Toa Oil Co., Ltd.	360,000	485,583
#Toyo Kanetsu K.K.	466,000	917,394

Total Energy		16,466,118

Financials — (8.4%)
Aichi Bank, Ltd. (The)	34,100	2,913,819
Airport Facilities Co., Ltd.	157,470	857,432
Akita Bank, Ltd. (The)	666,400	2,473,058
Aomori Bank, Ltd. (The)	611,000	2,433,845
#*Arealink Co., Ltd.	3,000	252,255
#*Bank of Ikeda, Ltd. (The)	70,300	2,775,659
#Bank of Iwate, Ltd. (The)	57,400	3,351,842
Bank of Nagoya, Ltd. (The)	196,297	858,009
Bank of Okinawa, Ltd. (The)	74,500	2,754,341
Bank of Saga, Ltd. (The)	584,000	1,949,485
Bank of the Ryukyus, Ltd.	121,780	1,407,474
#*Cedyna Financial Corp.	502,350	960,273
Century Tokyo Leasing Corp.	308,990	3,319,736
#*Chiba Kogyo Bank, Ltd. (The)	169,600	1,499,009
Chukyo Bank, Ltd. (The)	732,000	2,369,996
Daiko Clearing Services Corp.	49,700	287,227
*Daikyo, Inc.	536,000	838,391
#Daisan Bank, Ltd. (The)	621,000	1,626,680
Daito Bank, Ltd. (The)	498,000	431,547
Ehime Bank, Ltd. (The)	593,000	1,544,250
Eighteenth Bank, Ltd. (The)	614,000	1,738,865
*Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	630,012
#Fukui Bank, Ltd. (The)	841,000	2,738,775
*Fukushima Bank, Ltd.	836,000	555,727

1172

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Fuyo General Lease Co., Ltd.	97,900	$2,158,961
Goldcrest Co., Ltd.	55,870	1,331,640
Heiwa Real Estate Co., Ltd.	171,000	595,199
Higashi-Nippon Bank, Ltd.	626,000	1,352,747
Higo Bank, Ltd. (The)	2,000	12,226
Hokkoku Bank, Ltd. (The)	634,000	2,346,507
#Hokuetsu Bank, Ltd. (The)	875,000	1,789,787
Hyakugo Bank, Ltd. (The)	10,000	49,239
IBJ Leasing Co., Ltd.	113,300	1,473,666
Ichiyoshi Securities Co., Ltd.	160,600	1,227,581
Juroku Bank, Ltd.	25,000	89,715
*Kabu.Com Securities Co., Ltd.	96	110,769
*Kachikaihatsu Co., Ltd.	186,000	62,840
Kagawa Bank, Ltd. (The)	269,350	1,156,059
*Kanto Tsukuba Bank, Ltd. (The)	188,800	629,904
#*Kenedix, Inc.	722	277,760
Kirayaka Bank, Ltd.	98,000	88,974
Kita-Nippon Bank, Ltd. (The)	29,706	812,526
Kiyo Holdings, Inc.	2,135,900	2,614,516
#Kobayashi Yoko Co., Ltd.	268,200	963,577
#Kosei Securities Co., Ltd.	295,000	350,915
#Marusan Securities Co., Ltd.	256,000	1,759,737
Michinoku Bank, Ltd. (The)	524,000	1,182,469
*Minato Bank, Ltd. (The)	1,324,000	1,881,270
Mito Securities Co., Ltd.	271,000	825,034
Miyazaki Bank, Ltd. (The)	494,000	1,939,647
#*Mizuho Investors Securities Co., Ltd.	740,000	902,751
#Monex Group, Inc.	2,123	962,206
Musashino Bank, Ltd.	62,900	2,205,505
Nagano Bank, Ltd. (The)	314,000	734,532
*Nichiboshin, Ltd.	1,190	—
#*NIS Group Co., Ltd.	1,357,525	642,626
#Nisshin Fudosan Co., Ltd.	168,300	681,991
Ogaki Kyoritsu Bank, Ltd. (The)	51,000	224,628
Oita Bank, Ltd. (The)	491,900	2,461,865
Okasan Securities Group, Inc.	547,000	2,782,516
#Ricoh Leasing Co., Ltd.	91,100	1,802,018
#RISA Partners, Inc.	479	421,744
#Sankei Building Co., Ltd.	182,100	1,196,028
*Sapporo Hokuyo Holdings, Inc.	173,000	583,537
Shikoku Bank, Ltd.	742,000	2,685,155
#Shimizu Bank, Ltd.	32,100	1,253,784
#Sumitomo Real Estate Sales Co., Ltd.	33,200	1,473,562
*Sun Frontier Fudousan Co., Ltd.	208	56,130
Takagi Securities Co., Ltd.	208,000	444,585
#TOC Co., Ltd.	422,050	1,733,019
Tochigi Bank, Ltd.	386,000	1,859,521
Toho Bank, Ltd.	759,200	3,428,413
#Toho Real Estate Co., Ltd.	184,600	942,311
Tohoku Bank, Ltd.	390,000	637,491
Tokai Tokyo Financial Holdings, Inc.	898,000	3,275,683
#Tokushima Bank, Ltd.	267,200	1,398,142
Tokyo Rakutenchi Co., Ltd.	222,000	894,752
Tokyo Tatemono Co., Ltd.	359,000	1,747,959
Tokyo Theatres Co., Inc.	299,000	564,891
#Tokyo Tomin Bank, Ltd.	110,100	2,054,177
#Tokyu Livable, Inc.	102,300	1,011,114
Tomato Bank, Ltd.	397,000	959,056
#Tottori Bank, Ltd.	328,000	898,556
#*Towa Bank, Ltd.	876,000	574,095
*Toyo Securities Co., Ltd.	307,000	789,032

1173

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
*Yachiyo Bank, Ltd.	1,400	$40,710
Yamagata Bank, Ltd.	584,500	3,154,798
Yamanashi Chuo Bank, Ltd.	231,000	1,187,768
Yuraku Real Estate Co., Ltd.	470,000	1,101,602

Total Financials		117,419,225

Health Care — (3.3%)
Aloka Co., Ltd.	89,000	902,686
As One Corp.	69,568	1,243,563
ASKA Pharmaceutical Co., Ltd.	101,000	872,888
Create Medic Co., Ltd.	28,000	266,668
Eiken Chemical Co., Ltd.	78,900	730,095
FALCO biosystems, Ltd.	34,300	292,040
#Fuso Pharmaceutical Industries, Ltd.	322,000	1,068,905
#Green Hospital Supply, Inc.	940	535,006
Hitachi Medical Corp.	118,000	1,129,569
Hogy Medical Co., Ltd.	50,300	2,583,843
Iwaki & Co., Ltd.	55,000	110,660
#*J Bridge Corp.	1,419,200	418,627
Japan Medical Dynamic Marketing, Inc.	44,900	96,310
#Jeol, Ltd.	268,000	1,039,890
JMS Co., Ltd.	126,000	478,169
Kaken Pharmaceutical Co., Ltd.	348,000	3,029,477
Kawamoto Corp.	4,000	21,555
Kawanishi Holdings, Ltd.	7,400	53,688
Kawasumi Laboratories, Inc.	45,000	303,588
Kyorin Co., Ltd.	177,000	2,717,433
Mochida Pharmaceutical Co., Ltd.	13,000	124,041
#Nichii Gakkan Co.	242,400	2,625,148
Nihon Kohden Corp.	151,200	2,101,920
#Nikkiso Co., Ltd.	237,000	1,855,778
#Nippon Chemiphar Co., Ltd.	131,000	470,804
Nippon Shinyaku Co., Ltd.	237,000	3,101,364
#Nipro Corp.	180,100	3,705,606
Nissui Pharmaceutical Co., Ltd.	66,100	566,769
#Paramount Bed Co., Ltd.	98,800	1,554,351
Rion Co., Ltd.	5,000	24,738
Rohto Pharmaceutical Co., Ltd.	17,000	180,464
*Sawai Pharmaceutical Co., Ltd.	2,600	136,926
Seikagaku Corp.	198,500	2,265,759
*So-net M3, Inc.	12	42,535
#SSP Co., Ltd.	370,000	1,902,567
Torii Pharmaceutical Co., Ltd.	87,800	1,580,427
#Towa Pharmaceutical Co., Ltd.	55,400	2,775,948
*Vital Ksk Holdings, Inc.	142,400	779,532
#Wakamoto Pharmaceutical Co., Ltd.	100,000	369,953
#Zeria Pharmaceutical Co., Ltd.	149,000	1,552,950

Total Health Care		45,612,240

Industrials — (23.7%)
*A&A Material Corp.	235,000	222,219
#Advan Co., Ltd.	99,400	653,108
#*Advanex, Inc.	121,000	104,198
Aeon Delight Co., Ltd.	105,300	1,472,598
Aica Kogyo Co., Ltd.	236,500	2,268,574
Aichi Corp.	187,800	1,011,291
Aida Engineering, Ltd.	265,700	887,391
Airtech Japan, Ltd.	26,700	146,617
Alps Logistics Co., Ltd.	52,500	448,390
Altech Co., Ltd.	23,000	54,371
Altech Corp.	37,150	228,909

1174

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Amano Corp.	269,000	$2,392,441
Ando Corp.	257,000	379,731
Anest Iwata Corp.	149,000	459,437
*AOMI Construction Co., Ltd.	211,000	2,230
*ARuCoUnion Corp.	14,600	2,301
Asahi Diamond Industrial Co., Ltd.	245,000	1,625,767
#*Asahi Holdings, Inc.	120,450	2,245,430
Asahi Kogyosha Co., Ltd.	99,000	399,080
*Asanuma Corp.	1,373,000	1,188,362
Asia Air Survey Co., Ltd.	32,000	83,059
Asunaro Aoki Construction Co., Ltd.	166,500	829,420
Ataka Construction & Engineering Co., Ltd.	60,000	149,262
Bando Chemical Industries, Ltd.	340,000	936,114
Bidec Servo Corp.	78,000	418,495
Biken Techno Corp.	14,100	62,955
Bunka Shutter Co., Ltd.	239,000	880,249
Central Glass Co., Ltd.	601,000	2,530,167
Central Security Patrols Co., Ltd.	44,700	450,667
#Chudenko Corp.	158,600	2,536,632
Chugai Ro Co., Ltd.	327,000	915,940
#CKD Corp.	229,700	1,182,906
Commuture Corp.	154,202	1,045,181
Cosel Co., Ltd.	130,700	1,494,885
CTI Engineering Co., Ltd.	44,000	267,854
Dai-Dan Co., Ltd.	156,000	827,005
Daido Kogyo Co., Ltd.	145,000	234,062
Daifuku Co., Ltd.	192,500	1,317,655
Daihen Corp.	459,000	1,525,186
#*Daiho Corp.	1,355,000	1,371,658
#Daiichi Chuo Kisen Kaisha	259,000	686,790
#Daiichi Jitsugyo Co., Ltd.	194,000	625,467
Daimei Telecom Engineering Corp.	140,000	1,336,620
#Daiseki Co., Ltd.	147,263	3,211,844
*Daisue Construction Co., Ltd.	271,500	131,400
Daiwa Industries, Ltd.	169,000	737,394
Daiwa Odakyu Construction Co., Ltd.	63,500	143,046
#Danto Holdings Corp.	531,000	750,312
Denyo Co., Ltd.	90,600	709,587
Dijet Industrial Co., Ltd.	81,000	136,509
DMW Corp.	4,800	83,388
*Dream Incubator, Inc.	168	126,960
*Duskin Co., Ltd.	16,200	281,065
*Ebara Corp.	825,000	2,650,834
#*Enshu, Ltd.	215,000	255,855
Freesia Macross Corp.	1,355,000	313,952
Fuji Electric Holdings Co., Ltd.	1,133,000	1,980,665
*Fujisash Co., Ltd.	49,300	25,963
Fujitec Co., Ltd.	304,000	1,610,341
#*Fukuda Corp.	700,000	1,209,994
Fukusima Industries Corp.	29,700	236,082
Fukuyama Transporting Co., Ltd.	425,400	1,980,022
Funai Consulting, Co., Ltd.	99,300	501,699
#Furukawa Co., Ltd.	1,390,000	1,889,599
Furusato Industries, Ltd.	50,600	382,663
Futaba Corp.	159,500	2,794,299
Gecoss Corp.	113,600	528,098
Hamai Co., Ltd.	97,000	93,110
Hanwa Co., Ltd.	726,000	2,939,722
Hazama Corp.	285,800	340,467
Hibiya Engineering, Ltd.	130,000	1,075,620
Hitachi Cable, Ltd.	390,000	1,288,826

1175

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Hitachi Metals Techno, Ltd.	57,500	$227,919
#Hitachi Plant Technologies, Ltd.	476,570	3,032,608
Hitachi Tool Engineering, Ltd.	94,000	850,336
Hitachi Transport System, Ltd.	23,700	299,819
#*Hitachi Zosen Corp.	1,506,500	1,931,395
Hokuetsu Industries Co., Ltd.	96,000	171,471
Hokuriku Electrical Construction Co., Ltd.	56,000	174,505
Hosokawa Micron Corp.	144,000	626,269
*Howa Machinery, Ltd.	379,000	251,393
Ichiken Co., Ltd.	105,000	131,502
Ichinen Holdings Co., Ltd.	71,100	315,891
#Idec Corp.	131,900	1,014,059
Iino Kaiun Kaisha, Ltd.	337,400	1,793,791
Inaba Denki Sangyo Co., Ltd.	86,000	1,959,051
Inaba Seisakusho Co., Ltd.	60,800	613,833
Inabata and Co., Ltd.	219,900	1,007,607
Inoue Kogyo Co., Ltd.	425,000	—
Inui Steamship Co., Ltd.	80,800	599,268
#*Iseki & Co., Ltd.	759,000	3,500,258
#Ishii Iron Works Co., Ltd.	110,000	202,831
#*Ishikawa Seisakusho, Ltd.	154,000	103,812
*Ishikawajima Construction Materials Co., Ltd.	216,000	190,494
Ishikawajima Transport Machinery Co., Ltd.	73,000	313,982
Itoki Corp.	174,200	473,816
#Iwatani International Corp.	847,000	2,474,482
#Jalux, Inc.	43,300	627,719
#Jamco Corp.	82,000	486,639
Japan Airport Terminal Co., Ltd.	21,300	247,934
#*Japan Bridge Corp.	44,350	98,409
Japan Foundation Engineering Co., Ltd.	95,600	257,366
Japan Kenzai Co., Ltd.	93,440	453,220
#Japan Pulp & Paper Co., Ltd.	501,000	1,684,104
Japan Steel Tower Co., Ltd.	44,000	192,408
Japan Transcity Corp.	231,000	685,516
JFE Shoji Holdings, Inc.	190,000	747,599
K.R.S. Corp.	38,200	370,354
*Kamagai Gumi Co., Ltd.	583,800	478,684
Kamei Corp.	118,000	727,642
Kanaden Corp.	118,000	642,911
#Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,049,236
Kanamoto Co., Ltd.	114,000	588,852
*Kanematsu Corp.	1,442,625	1,378,677
#*Kanematsu-NNK Corp.	125,000	199,060
#Katakura Industries Co., Ltd.	115,900	1,197,379
#Kato Works Co., Ltd.	197,000	481,281
#*Kawada Technologies, Inc.	110,300	1,717,433
Kawagishi Bridge Works Co., Ltd.	38,000	107,859
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	281,984
*Keihin Co., Ltd. (The)	199,000	250,342
#Kimura Chemical Plants Co., Ltd.	59,400	505,840
Kinki Sharyo Co., Ltd.	207,000	1,615,501
Kintetsu World Express, Inc.	101,800	2,477,550
#Kitagawa Iron Works Co., Ltd.	335,000	416,820
#Kitano Construction Corp.	252,000	613,330
Kitazawa Sangyo Co., Ltd.	57,000	124,941
Kitz Corp.	409,000	1,635,650
Kodensha Co., Ltd. (The)	25,000	50,055
Koike Sanso Kogyo Co., Ltd.	152,000	433,646
Koito Industries, Ltd.	102,000	413,890
Kokuyo Co., Ltd.	107,825	918,502
Komai Tekko, Inc.	109,000	240,993

1176

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Komatsu Wall Industry Co., Ltd.	32,900	$411,653
Komori Corp.	109,000	1,183,131
Kondotec, Inc.	40,500	260,113
*Kosaido Co., Ltd.	388,400	1,023,014
Kuroda Electric Co., Ltd.	109,900	1,503,909
Kyodo Printing Co., Ltd.	303,000	1,016,771
Kyoei Sangyo Co., Ltd.	97,000	216,666
#Kyokuto Boeki Kaisha, Ltd.	82,000	127,398
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	601,675
Kyosan Electric Manufacturing Co., Ltd.	213,000	951,102
Kyowa Exeo Corp.	306,000	2,989,770
Kyudenko Corp.	266,000	1,627,186
#*Lonseal Corp.	127,000	157,292
Maeda Corp.	624,000	1,964,299
#Maeda Road Construction Co., Ltd.	291,000	2,538,148
*Maezawa Industries, Inc.	59,300	142,783
#Maezawa Kaisei Industries Co., Ltd.	53,300	585,139
Maezawa Kyuso Industries Co., Ltd.	50,400	812,106
Makino Milling Machine Co., Ltd.	322,000	1,054,081
Marubeni Construction Material Lease Co., Ltd.	78,000	114,103
Maruka Machinery Co., Ltd.	28,100	215,485
Maruwn Corp.	66,000	183,057
#Maruyama Manufacturing Co., Inc.	150,000	323,827
Maruzen Showa Unyu Co., Ltd.	327,000	1,033,093
#Matsuda Sangyo Co., Ltd.	80,282	1,234,117
#Matsui Construction Co., Ltd.	98,600	401,744
Max Co., Ltd.	184,000	1,986,730
#Meidensha Corp.	764,050	4,555,188
*Meiji Machine Co., Ltd.	213,000	127,684
#Meiji Shipping Co., Ltd.	106,100	566,241
Meisei Industrial Co., Ltd.	29,000	75,712
#Meitec Corp.	132,000	2,399,749
Meito Transportation Co., Ltd.	22,000	189,855
#*Meiwa Trading Co., Ltd.	140,000	290,448
Mesco, Inc.	30,000	149,485
Misumi Group, Inc.	29,700	485,610
Mitani Corp.	52,600	397,827
#*Mitsubishi Cable Industries, Ltd.	717,000	701,512
Mitsubishi Kakoki Kaisha, Ltd.	248,000	662,606
Mitsubishi Pencil Co., Ltd.	118,300	1,396,296
#Mitsuboshi Belting, Ltd.	274,000	1,191,866
#Mitsui Matsushima Co., Ltd.	338,000	451,240
#Mitsui-Soko Co., Ltd.	475,000	1,889,754
Mitsumura Printing Co., Ltd.	93,000	330,585
Miura Co., Ltd.	132,100	3,178,629
Miura Printing Corp.	19,000	46,186
#*Miyaji Engineering Group	1,906,175	1,824,333
#*Miyakoshi Corp.	48,400	371,585
*Mori Denki Mfg. Co., Ltd.	625,000	125,204
Mori Seiki Co., Ltd.	63,700	711,125
#Morita Holdings Corp.	159,000	658,194
Moshi Moshi Hotline, Inc.	117,900	2,245,923
Mystar Engineering Corp.	15,600	49,615
Nabtesco Corp.	174,000	1,968,426
NAC Co., Ltd.	28,900	264,936
Nachi-Fujikoshi Corp.	588,000	1,203,571
Naikai Zosen Corp.	75,000	257,909
Nakano Corp.	103,000	185,101
Narasaki Sangyo Co., Ltd.	68,000	66,440
NEC Capital Solutions, Ltd.	70,700	987,537
NEC System Integration & Construction, Ltd.	141,700	1,818,552

1177

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
New Tachikawa Aircraft Co., Ltd.	9,900	$485,878
Nichias Corp.	424,000	1,369,922
Nichiban Co., Ltd.	122,000	416,959
Nichiha Corp.	113,680	870,249
Nichireki Co., Ltd.	96,000	368,038
Nihon Spindle Manufacturing Co., Ltd.	115,000	191,009
Nikko Co., Ltd.	127,000	384,573
Nippo Corp.	276,000	2,190,128
#Nippon Carbon Co., Ltd.	396,000	1,243,153
#Nippon Conveyor Co., Ltd.	168,000	160,937
Nippon Densetsu Kogyo Co., Ltd.	204,000	2,165,787
Nippon Denwa Shisetu Co., Ltd.	203,000	609,347
Nippon Filcon Co., Ltd.	73,100	366,548
Nippon Hume Corp.	91,000	277,443
Nippon Jogesuido Sekkei Co., Ltd.	289	288,123
#Nippon Kanzai Co., Ltd.	67,000	1,015,689
Nippon Koei Co., Ltd.	272,000	928,609
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,962,429
#Nippon Seisen Co., Ltd.	107,000	313,038
Nippon Sharyo, Ltd.	78,000	488,404
*Nippon Shindo Co., Ltd.	50,000	51,708
Nippon Signal Co., Ltd.	210,200	1,945,854
Nippon Steel Trading Co., Ltd.	380,000	659,688
Nippon Thompson Co., Ltd.	255,000	1,223,587
Nippon Tungsten Co., Ltd.	82,000	137,315
Nippon Yusoki Co., Ltd.	138,000	354,720
Nishimatsu Construction Co., Ltd.	954,000	1,306,835
Nishishiba Electric Co., Ltd.	101,000	177,744
Nissei Corp.	104,600	738,809
Nissei Plastic Industrial Co., Ltd.	394,900	1,161,444
#Nissin Corp.	342,000	861,408
Nitchitsu Co., Ltd.	60,000	146,481
Nitta Corp.	101,400	1,517,728
Nitto Boseki Co., Ltd.	847,000	1,498,636
Nitto Electric Works, Ltd.	150,700	1,370,689
Nitto Kohki Co., Ltd.	73,500	1,521,887
Nitto Seiko Co., Ltd.	140,000	376,058
*Nittoc Construction Co., Ltd.	316,000	215,594
*Noda Corp.	169,300	226,263
Nomura Co., Ltd.	205,000	582,804
Noritake Co., Ltd.	543,000	1,816,041
#Noritz Corp.	154,100	1,721,018
*Oak Capital Corp.	662,354	131,990
Obayashi Road Corp.	106,000	218,785
Oiles Corp.	119,142	1,873,183
Okamoto Machine Tool Works, Ltd.	164,000	187,800
#Okamura Corp.	370,900	2,309,656
#Okano Valve Manufacturing Co.	58,000	503,781
Oki Electric Cable Co., Ltd.	117,000	184,625
#OKK Corp.	255,000	238,694
OKUMA Corp.	152,000	682,081
#Okumura Corp.	750,400	3,119,099
O-M, Ltd.	105,000	379,546
Onoken Co., Ltd.	70,900	737,363
#Organo Corp.	198,000	1,441,801
#*Oriental Shiraishi Corp.	463,800	4,901
*Original Engineering Consultants Co., Ltd.	66,500	84,900
#OSG Corp.	116,800	1,069,717
Oyo Corp.	107,500	1,074,239
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	317,188
Park24 Co., Ltd.	131,900	1,102,643

1178

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Penta-Ocean Construction Co., Ltd.	841,000	$1,138,260
#Pilot Corp.	759	907,456
Pronexus, Inc.	133,400	1,026,928
#*Radia Holdings, Inc.	4,635	6,194
Raito Kogyo Co., Ltd.	193,700	511,588
Rheon Automatic Machinery Co., Ltd.	64,000	174,186
Ryobi, Ltd.	558,200	1,440,200
*Sailor Pen Co., Ltd.	127,000	92,267
Sakai Heavy Industries, Ltd.	126,000	206,552
#*Sakurada Co., Ltd.	225,000	66,530
#*Sanix, Inc.	157,400	185,513
Sanki Engineering Co., Ltd.	261,000	2,043,361
#Sanko Metal Industrial Co., Ltd.	118,000	416,223
*Sankyo-Tateyama Holdings, Inc.	1,102,000	984,308
Sankyu, Inc.	445,000	1,677,365
Sanritsu Corp.	17,800	122,928
Sanwa Holdings Corp.	236,000	851,812
Sanyo Denki Co., Ltd.	214,000	857,324
Sanyo Engineering & Construction, Inc.	48,000	180,844
Sanyo Industries, Ltd.	102,000	178,502
#Sasebo Heavy Industries Co., Ltd.	546,000	1,101,886
Sato Corp.	108,600	941,494
Sato Shoji Corp.	65,300	345,991
#*Sawafuji Electric Co., Ltd.	48,000	90,051
Secom Joshinetsu Co., Ltd.	33,900	668,314
Secom Techno Service Co., Ltd.	41,500	1,159,284
Seibu Electric Industry Co., Ltd.	67,000	319,475
Seika Corp.	267,000	621,063
#*Seikitokyu Kogyo Co., Ltd.	335,000	204,484
Seino Holdings Co., Ltd.	157,000	1,226,272
Sekisui Jushi Co., Ltd.	162,000	1,308,560
#Senko Co., Ltd.	371,000	1,366,167
Senshu Electric Co., Ltd.	37,300	474,813
#Shibusawa Warehouse Co., Ltd.	259,000	989,103
Shibuya Kogyo Co., Ltd.	82,300	672,972
#Shima Seiki Manufacturing Co., Ltd.	59,600	1,493,693
Shin Nippon Air Technologies Co., Ltd.	84,980	616,180
#Shin-Keisei Electric Railway Co., Ltd.	174,000	635,312
#Shin-Kobe Electric Machinery Co., Ltd.	113,000	1,171,719
Shinmaywa Industries, Ltd.	403,000	1,467,786
Shinnihon Corp.	215,900	347,686
Shinsho Corp.	284,000	468,296
#Shinwa Kaiun Kaisha, Ltd.	409,000	1,188,383
#Sho-Bond Corp.	98,100	1,850,694
#Shoko Co., Ltd.	316,000	372,077
#Showa Aircraft Industry Co., Ltd.	112,000	838,390
Showa KDE Co., Ltd.	124,000	132,337
#Sinfonia Technology Co., Ltd.	496,000	1,227,928
Sintokogio, Ltd.	191,800	1,335,101
Soda Nikka Co., Ltd.	67,000	213,326
#Sohgo Security Services Co., Ltd.	106,900	1,204,111
#Space Co., Ltd.	73,420	492,030
Subaru Enterprise Co., Ltd.	59,000	178,831
Sugimoto & Co., Ltd.	34,100	325,946
Sumitomo Densetsu Co., Ltd.	104,600	537,968
*Sumitomo Mitsui Construction Co., Ltd.	122,000	124,934
#Sumitomo Precision Products Co., Ltd.	176,000	674,643
Sumitomo Warehouse Co., Ltd.	292,000	1,231,937
#Sun Wave Corp.	847,000	2,624,743
*Suzuki Metal Industry Co., Ltd.	71,000	146,062
#*SWCC Showa Holdings Co., Ltd.	831,000	970,163

1179

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Tadano, Ltd.	157,579	$752,294
Taihei Dengyo Kaisha, Ltd.	152,000	1,494,503
Taihei Kogyo Co., Ltd.	257,000	754,695
#*Taiheiyo Kaiun Co., Ltd.	167,000	173,955
Taiheiyo Kouhatsu, Inc.	95,000	75,178
Taikisha, Ltd.	125,600	1,377,370
Takada Kiko Co., Ltd.	350,000	939,922
Takano Co., Ltd.	52,000	337,246
#Takara Printing Co., Ltd.	38,055	332,288
Takara Standard Co., Ltd.	515,000	3,049,563
Takasago Thermal Engineering Co., Ltd.	292,000	2,570,548
*Takashima & Co., Ltd.	137,000	207,172
Takigami Steel Construction Co., Ltd.	50,000	122,469
Takisawa Machine Tool Co., Ltd.	191,000	160,723
*Takuma Co., Ltd.	297,000	716,148
*Tanseisha Co., Ltd.	74,000	215,065
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	531,602
*TCM Corp.	350,000	497,705
Techno Associe Co., Ltd.	58,400	418,268
Techno Ryowa, Ltd.	71,390	417,972
#Teikoku Electric Manufacturing Co., Ltd.	32,100	733,672
*Tekken Corp.	521,000	503,469
Teraoka Seisakusho Co., Ltd.	53,600	235,783
Toa Corp.	744,000	969,634
Toa Doro Kogyo Co., Ltd.	155,000	280,635
#*Tobishima Corp.	1,548,500	668,005
#Tocalo Co., Ltd.	51,600	934,386
Toda Corp.	623,000	2,372,512
Todentu Corp.	121,000	231,011
Toenec Corp.	294,000	1,702,058
Tokai Lease Co., Ltd.	86,000	135,889
#Toko Electric Corp.	88,000	464,281
Tokyo Biso Kogyo Corp.	19,000	124,610
Tokyo Energy & Systems, Inc.	126,000	1,025,167
Tokyo Keiki, Inc.	265,000	351,563
#Tokyo Kikai Seisakusho, Ltd.	304,000	583,428
Tokyo Sangyo Co., Ltd.	78,000	239,019
Tokyu Community Corp.	48,200	1,064,013
Toli Corp.	207,000	458,177
Tomoe Corp.	115,500	286,916
Tonami Holdings Co., Ltd.	331,000	920,521
#*Tori Holdings Co., Ltd.	296,900	166,355
#Torishima Pump Manufacturing Co., Ltd.	102,200	1,465,298
Toshiba Machine Co., Ltd.	209,000	762,536
Toshiba Plant Kensetsu Co., Ltd.	219,450	2,636,475
Tosho Printing Co., Ltd.	243,000	609,432
Totetsu Kogyo Co., Ltd.	122,000	769,375
#*Totoku Electric Co., Ltd.	129,000	143,897
#Toyo Electric Co., Ltd.	156,000	1,323,626
Toyo Engineering Corp.	628,400	1,954,762
Toyo Machinery & Metal Co., Ltd.	61,000	94,013
Toyo Shutter Co., Ltd.	11,800	88,018
#Toyo Tanso Co, Ltd.	19,400	1,022,392
#Toyo Wharf & Warehouse Co., Ltd.	274,000	454,004
Trinity Industrial Corp.	56,000	257,287
Trusco Nakayama Corp.	101,500	1,610,578
Tsubakimoto Chain Co.	579,700	1,993,797
Tsubakimoto Kogyo Co., Ltd.	97,000	237,702
#Tsugami Corp.	265,000	566,670
Tsukishima Kikai Co., Ltd.	149,000	880,718
Tsurumi Manufacturing Co., Ltd.	94,000	644,194

1180

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Tsuzuki Denki Co., Ltd.	75,000	$294,886
TTK Co., Ltd.	62,000	244,715
Uchida Yoko Co., Ltd.	171,000	596,240
Ueki Corp.	455,000	622,628
#Union Tool Co.	70,600	1,948,889
Utoc Corp.	96,400	290,819
*Venture Link Co., Ltd.	405,500	80,681
#*Wakachiku Construction Co., Ltd.	3,324,000	2,209,593
Weathernews, Inc.	26,700	438,849
#Yahagi Construction Co., Ltd.	151,000	980,295
YAMABIKO Corp.	28,782	367,746
Yamato Corp.	82,000	285,314
Yamaura Corp.	40,500	81,500
Yamazen Co., Ltd.	306,600	1,294,410
Yasuda Warehouse Co., Ltd. (The)	98,200	692,341
Yokogawa Bridge Holdings Corp.	139,400	1,130,611
Yondenko Corp.	133,800	649,079
Yuasa Trading Co., Ltd.	779,000	893,201
Yuken Kogyo Co., Ltd.	156,000	256,321
Yurtec Corp.	274,000	1,600,544
#Yushin Precision Equipment Co., Ltd.	53,534	869,715

Total Industrials		331,191,077

Information Technology — (11.4%)
#Ai Holdings Corp.	182,600	630,624
Aichi Tokei Denki Co., Ltd.	113,000	325,329
#Aiphone Co., Ltd.	70,900	1,179,837
#*Allied Telesis Holdings K.K.	470,700	316,334
Alpha Systems, Inc.	37,100	758,761
*Alps Electric Co., Ltd.	351,500	1,954,294
#Anritsu Corp.	435,000	1,778,513
AOI Electronics Co., Ltd.	37,400	503,254
Apic Yamada Corp.	36,000	77,119
#CAC Corp.	69,100	518,875
Canon Electronics, Inc.	68,200	1,011,458
Canon Finetech, Inc.	127,170	1,607,330
Capcom Co., Ltd.	122,700	2,470,787
Chino Corp.	158,000	437,202
#CMK Corp.	70,100	714,309
Computer Engineering & Consulting, Ltd.	61,500	447,889
#Core Corp.	45,700	307,602
Cresco, Ltd.	23,200	121,969
#*CSK Holdings Corp.	144,200	686,067
#Cybozu, Inc.	615	124,736
*Daiko Denshi Tsushin, Ltd.	23,000	40,335
#*Dainippon Screen Manufacturing Co., Ltd.	637,000	2,298,786
Denki Kogyo Co., Ltd.	237,000	1,189,031
#Disco Corp.	37,000	1,930,678
DKK TOA Corp.	31,000	65,686
DTS Corp.	84,900	801,585
#Dwango Co., Ltd.	230	361,522
eAccess, Ltd.	4,312	3,340,656
Eizo Nanao Corp.	75,600	1,676,187
*Elna Co., Ltd.	97,000	98,124
ESPEC Corp.	79,800	563,875
#*FDK Corp.	469,000	685,363
#Fuji Soft, Inc.	127,900	2,569,953
*Fujitsu Component, Ltd.	177	57,876
Fujitsu Frontech, Ltd.	78,600	773,656
Fuso Dentsu Co., Ltd.	16,000	66,453
#Future Architect, Inc.	1,464	623,972

1181

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
GMO Internet, Inc.	10,100	$42,478
Hakuto Co., Ltd.	80,300	694,834
Hitachi Business Solution Co., Ltd.	43,200	320,466
#Hitachi Information Systems, Ltd.	120,100	3,632,626
Hitachi Kokusai Electric, Inc.	303,500	2,229,206
Hitachi Maxell, Ltd.	153,900	2,792,606
#Hitachi Software Engineering Co., Ltd.	147,400	4,089,811
#Hitachi Systems & Services, Ltd.	77,600	1,748,099
#Hochiki Corp.	97,000	591,800
#Hokuriku Electric Industry Co., Ltd.	308,000	686,394
#Horiba, Ltd.	60,000	1,412,274
Hosiden Corp.	243,000	3,132,870
Icom, Inc.	49,700	1,066,046
#*Ikegami Tsushinki Co., Ltd.	174,000	161,024
Ines Corp.	172,500	1,466,109
I-Net Corp.	47,800	265,552
Information Services International-Dentsu, Ltd.	93,600	570,769
#Ishii Hyoki Co., Ltd.	23,700	364,998
IT Holdings Corp.	262,001	5,275,598
#*Iwatsu Electric Co., Ltd.	303,000	337,462
Japan Aviation Electronics Industry, Ltd.	300,600	1,970,715
Japan Business Computer Co., Ltd.	74,900	542,841
#Japan Cash Machine Co., Ltd.	99,415	940,280
Japan Digital Laboratory Co., Ltd.	113,400	1,406,734
#Japan Radio Co., Ltd.	435,000	1,039,182
Jastec Co., Ltd.	61,400	321,332
JBIS Holdings, Inc.	79,600	290,746
JIEC Co., Ltd.	199	172,180
Kaga Electronics Co., Ltd.	97,300	1,179,760
Kakaku.com, Inc.	469	1,884,522
Kanematsu Electronics, Ltd.	83,100	801,273
Kawatetsu Systems, Inc.	174	154,010
Koa Corp.	148,700	1,332,815
#*Kubotek Corp.	407	125,915
Kyoden Co., Ltd.	160,000	239,386
Kyowa Electronic Instruments Co., Ltd.	52,000	155,274
Macnica, Inc.	56,700	950,265
#Marubun Corp.	96,100	664,097
#Maruwa Co., Ltd.	36,500	679,101
Maspro Denkoh Corp.	61,000	543,327
#Megachips Corp.	87,300	2,030,082
*Meisei Electric Co., Ltd.	359,000	408,001
Melco Holdings, Inc.	9,000	133,666
Mimasu Semiconductor Industry Co., Ltd.	97,281	1,410,468
Miroku Jyoho Service Co., Ltd.	107,000	236,965
Mitsui High-Tec, Inc.	141,900	1,831,686
Mitsui Knowledge Industry Co., Ltd.	3,688	715,325
#*Mutoh Holdings Co., Ltd.	160,000	264,226
*Nagano Japan Radio Co., Ltd.	85,000	132,360
*Nagano Keiki Co., Ltd.	600	4,363
Nakayo Telecommunications, Inc.	549,000	1,233,126
#*NEC Electronics Corp.	63,300	647,747
NEC Fielding, Ltd.	165,600	2,364,009
NEC Mobiling, Ltd.	49,600	1,011,068
#*NEC Tokin Corp.	347,000	878,463
Net One Systems Co., Ltd.	1,889	3,320,154
*Netmarks, Inc.	523	164,921
Nichicon Corp.	265,000	4,000,443
Nidec Sankyo Corp.	200,000	1,276,408
Nihon Dempa Kogyo Co., Ltd.	69,000	1,671,483
#*Nihon Inter Electronics Corp.	104,700	243,101

1182

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Nihon Unisys, Ltd.	131,400	$1,146,772
*Nippon Avionics Co., Ltd.	83,000	169,724
#Nippon Ceramic Co., Ltd.	86,700	1,121,500
Nippon Chemi-Con Corp.	466,000	1,662,406
Nippon Systemware Co., Ltd.	30,000	106,299
#Nohmi Bosai, Ltd.	144,000	1,227,827
NS Solutions Corp.	48,500	861,866
#NSD Co., Ltd.	173,800	1,818,479
#*OBIC Business Consultants, Ltd.	2,000	99,957
Okaya Electric Industries Co., Ltd.	73,000	226,228
*Oki Electric Industry Co., Ltd.	2,029,000	2,159,586
Ono Sokki Co., Ltd.	103,000	424,036
Origin Electric Co., Ltd.	105,000	322,716
#Osaki Electric Co., Ltd.	128,000	1,400,459
PCA Corp.	17,500	171,518
#*Pixela Corp.	33,000	81,325
*Rikei Corp.	186,000	211,700
Riken Keiki Co., Ltd.	77,800	537,342
#Roland DG Corp.	59,800	855,957
Ryoden Trading Co., Ltd.	152,000	892,979
Ryosan Co., Ltd.	122,000	3,125,030
Ryoyo Electro Corp.	108,000	922,133
Sanken Electric Co., Ltd.	300,000	1,179,072
Sanko Co., Ltd.	22,000	61,129
Sanshin Electronics Co., Ltd.	108,100	956,336
Satori Electric Co., Ltd.	56,380	350,320
*Saxa Holdings, Inc.	194,000	428,963
Sekonic Corp.	36,000	45,603
#Shibaura Mechatronics Corp.	171,000	680,609
Shindengen Electric Manufacturing Co., Ltd.	296,000	687,729
#Shinkawa, Ltd.	68,400	1,042,583
Shinko Shoji Co., Ltd.	75,900	685,220
Shizuki Electric Co., Inc.	103,000	514,557
#Siix Corp.	83,700	423,344
#SMK Corp.	265,000	1,489,226
*So-net Entertainment Corp.	26	53,195
Sorun Corp.	92,600	519,859
#*SPC Electronics Corp.	48,200	65,539
#SRA Holdings, Inc.	49,700	432,125
Star Micronics Co., Ltd.	133,000	1,347,292
Sumida Corp.	66,249	432,430
Sumisho Computer Systems Corp.	137,400	2,316,639
#SUNX, Ltd.	117,400	390,320
SystemPro Co., Ltd.	676	318,878
Tachibana Eletech Co., Ltd.	62,400	540,998
#Taiyo Yuden Co., Ltd.	200,000	2,720,382
#Tamura Corp.	253,000	996,133
*Tecmo Koei Holdings Co., Ltd.	209,930	1,615,102
#Teikoku Tsushin Kogyo Co., Ltd.	172,000	468,076
TKC Corp.	100,600	1,937,850
*Toko, Inc.	331,000	584,836
Tokyo Denpa Co., Ltd.	24,900	181,421
Tokyo Electron Device, Ltd.	352	457,157
#Tokyo Seimitsu Co., Ltd.	104,300	1,436,245
Tomen Electronics Corp.	50,600	593,651
#Topcon Corp.	154,800	822,670
Tose Co., Ltd.	23,100	163,251
*Toshiba TEC Corp.	234,000	998,780
Toukei Computer Co., Ltd.	27,710	324,348
#Toyo Corp.	110,600	1,075,149
#*Trans Cosmos, Inc.	163,500	2,068,841

1183

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Tsuzuki Densan Co., Ltd.	22,500	$62,413
#Ulvac, Inc.	69,900	1,877,975
#*Uniden Corp.	121,000	348,884
*Union Holdings Co., Ltd.	1,268,300	212,530
*Wacom Co., Ltd.	186	391,477
XNET Corp.	21	30,238
#*Yamaichi Electronics Co., Ltd.	326,300	837,536
Yaskawa Information Systems Corp.	40,000	131,862
Ye Data, Inc.	43,000	73,071
#Yokowo Co., Ltd.	69,500	367,203
#Zuken, Inc.	95,200	785,590

Total Information Technology		159,439,345

Materials — (10.6%)
Achilles Corp.	670,000	1,078,642
Adeka Corp.	341,200	3,051,055
Agro-Kanesho Co., Ltd.	7,000	59,055
Aichi Steel Corp.	367,000	1,372,147
Arakawa Chemical Industries, Ltd.	67,700	833,961
Araya Industrial Co., Ltd.	204,000	318,015
Aronkasei Co., Ltd.	124,000	452,114
Asahi Organic Chemicals Industry Co., Ltd.	334,000	874,118
Chuetsu Pulp and Paper Co., Ltd.	395,000	983,044
#*Chugai Mining Co., Ltd.	852,400	368,157
#Chugoku Marine Paints, Ltd.	233,000	1,576,059
#*Chugokukogyo Co., Ltd.	105,000	123,800
Chuo Denki Kogyo Co., Ltd.	90,000	716,702
#Co-Op Chemical Co., Ltd.	159,000	306,326
#*Dai Nippon Toryo, Ltd.	488,000	554,604
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	238,976
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	326,775
#Daiken Corp.	439,000	753,281
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	846,142
Daio Paper Corp.	83,500	751,972
#Daiso Co., Ltd.	373,000	971,004
DC Co., Ltd.	113,900	341,530
DIC Corp.	140,000	196,316
Dowa Holdings Co., Ltd.	283,000	1,286,650
Dynapac Co., Ltd.	25,000	79,888
#FP Corp.	63,900	2,916,007
Fujikura Kasei Co., Ltd.	94,500	500,732
Fumakilla, Ltd.	85,000	460,235
Geostar Corp.	90,000	122,258
Godo Steel, Ltd.	542,000	1,493,663
#Gun-Ei Chemical Industry Co., Ltd.	278,000	640,427
Harima Chemicals, Inc.	78,000	355,365
#Hodogaya Chemical Co., Ltd.	281,000	685,483
Hokkan Holdings, Ltd.	210,000	541,933
Hokko Chemical Industry Co., Ltd.	90,000	305,541
#Hokuetsu Paper Mills, Ltd.	582,500	2,923,018
#Hokushin Co., Ltd.	64,000	105,992
Honshu Chemical Industry Co., Ltd.	35,000	153,222
Ihara Chemical Industry Co., Ltd.	155,000	598,304
#ISE Chemicals Corp.	86,000	505,398
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,414,766
Japan Carlit Co., Ltd.	59,800	314,419
JSP Corp.	106,700	818,387
#Kanto Denka Kogyo Co., Ltd.	194,000	1,081,306
Katakura Chikkarin Co., Ltd.	43,000	157,672
Kawakin Holdings Co., Ltd.	11,000	41,623
Kawasaki Kasei Chemicals, Ltd.	121,000	167,314

1184

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Kishu Paper Co., Ltd.	260,000	$248,764
Koatsu Gas Kogyo Co., Ltd.	190,000	1,046,188
#Kohsoku Corp.	62,800	420,469
Konishi Co., Ltd.	67,500	535,200
Kumiai Chemical Industry Co., Ltd.	227,000	992,850
Kureha Corp.	627,500	3,622,703
#Kurosaki Harima Corp.	286,000	559,568
*Kyoei Steel, Ltd.	8,900	221,724
Lintec Corp.	87,400	1,699,118
MEC Co., Ltd.	61,200	393,390
#Mitsubishi Paper Mills, Ltd.	1,094,000	1,542,329
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,155,498
#*Mitsui Mining and Smelting Co., Ltd.	389,000	1,068,215
Mory Industries, Inc.	154,000	342,987
Nakabayashi Co., Ltd.	181,000	419,749
Nakayama Steel Works, Ltd.	443,000	945,151
#Neturen Co., Ltd.	153,800	1,055,091
Nichia Steel Works, Ltd.	175,900	618,891
Nifco, Inc.	162,700	2,965,131
Nihon Kagaku Sangyo Co., Ltd.	79,000	508,744
Nihon Matai Co., Ltd.	111,000	116,082
#Nihon Nohyaku Co., Ltd.	219,000	2,019,176
Nihon Parkerizing Co., Ltd.	230,000	2,624,440
Nihon Seiko Co., Ltd.	18,000	40,043
*Nippon Carbide Industries Co., Inc.	201,000	205,303
#Nippon Chemical Industrial Co., Ltd.	281,000	753,896
#Nippon Chutetsukan K.K.	97,000	137,823
Nippon Chuzo K.K	136,000	160,088
#Nippon Coke & Engineering Co., Ltd.	772,500	925,191
#Nippon Concrete Industries Co., Ltd.	157,000	279,905
#Nippon Denko Co., Ltd.	372,000	2,438,354
Nippon Fine Chemical Co., Ltd.	90,600	582,368
Nippon Kasei Chemical Co., Ltd.	355,000	627,542
Nippon Kayaku Co., Ltd.	248,000	2,053,071
#Nippon Kinzoku Co., Ltd.	222,000	375,675
#Nippon Koshuha Steel Co., Ltd.	438,000	460,057
*Nippon Light Metal Co., Ltd.	1,115,000	1,088,565
#Nippon Metal Industry Co., Ltd.	592,000	1,239,330
#Nippon Paint Co., Ltd.	727,200	3,768,569
Nippon Pigment Co., Ltd.	43,000	77,332
Nippon Pillar Packing Co., Ltd.	83,000	298,745
Nippon Soda Co., Ltd.	525,000	2,577,591
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	333,000	1,635,912
Nippon Valqua Industries, Ltd.	313,000	641,169
#Nippon Yakin Kogyo Co., Ltd.	395,500	2,028,130
Nittetsu Mining Co., Ltd.	281,000	1,221,706
Nitto FC Co., Ltd.	72,000	410,299
#NOF Corp.	701,000	3,120,361
Okabe Co., Ltd.	186,900	721,933
Okamoto Industries, Inc.	402,000	1,463,919
*Okura Industrial Co., Ltd.	211,000	543,094
Osaka Organic Chemical Industry, Ltd.	66,000	245,792
Osaka Steel Co., Ltd.	93,800	1,612,507
Osaka Titanium Technologies Co., Ltd.	31,000	1,067,419
#Pacific Metals Co., Ltd.	210,000	1,666,922
Pack Corp. (The)	66,200	1,024,986
Riken Technos Corp.	197,000	427,557
*S Science Co., Ltd.	3,265,000	69,073
S.T. Chemical Co., Ltd.	96,600	1,020,241
Sakai Chemical Industry Co., Ltd.	355,000	1,486,833
Sakata INX Corp.	214,000	835,014

1185

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#Sanyo Chemical Industries, Ltd.	372,000	$2,093,076
Sanyo Special Steel Co., Ltd.	553,300	2,238,242
Sekisui Plastics Co., Ltd.	343,000	1,298,880
Shikoku Chemicals Corp.	202,000	1,026,868
Shinagawa Refractories Co., Ltd.	224,000	564,039
Shin-Etsu Polymer Co., Ltd.	253,300	1,608,093
Shinko Wire Co., Ltd.	185,000	338,336
Showa Tansan Co., Ltd.	13,000	40,240
Somar Corp.	43,000	105,736
#Stella Chemifa Corp.	42,100	1,543,085
Sumitomo Bakelite Co., Ltd.	47,000	263,854
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,219,951
#Sumitomo Osaka Cement Co., Ltd.	225,000	426,773
Sumitomo Pipe & Tube Co., Ltd.	108,100	595,111
Sumitomo Seika Chemicals Co., Ltd.	238,000	978,464
#T. Hasegawa Co., Ltd.	133,400	1,887,441
#Taisei Lamick Co., Ltd.	18,500	428,431
#Takasago International Corp.	339,000	1,822,669
Takiron Co., Ltd.	243,000	766,332
Tayca Corp.	151,000	454,075
#Tenma Corp.	108,100	1,296,224
#*Titan Kogyo K.K.	59,000	152,470
Toagosei Co., Ltd.	897,000	2,713,972
#Toda Kogyo Corp.	158,000	603,684
#Toho Titanium Co., Ltd.	65,400	1,055,622
#Toho Zinc Co., Ltd.	425,000	1,765,634
#Tokai Carbon Co., Ltd.	330,000	1,756,558
Tokushu Tokai Holdings Co., Ltd.	505,580	1,349,276
Tokyo Ohka Kogyo Co., Ltd.	111,900	2,386,006
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,735,710
#*Tomoegawa Paper Co., Ltd.	125,000	289,418
Tomoku Co., Ltd.	294,000	647,002
Topy Industries, Ltd.	748,000	1,754,140
Toyo Ink Manufacturing Co., Ltd.	541,000	1,768,940
Toyo Kohan Co., Ltd.	307,000	1,186,179
TYK Corp.	142,000	315,895
Ube Material Industries, Ltd.	275,000	701,178
Wood One Co., Ltd.	169,000	484,323
Yamamura Glass Co., Ltd.	360,000	990,931
Yodogawa Steel Works, Ltd.	624,500	2,979,422
#Yuki Gosei Kogyo Co., Ltd.	64,000	198,753
#Yushiro Chemical Industry Co., Ltd.	51,600	747,420
Zeon Corp.	503,000	2,089,353

Total Materials		147,884,977

Real Estate Investment Trusts — (0.0%)
*Azel Corp.	1,237,000	—
*L Kakuei Corp.	100,000	—
*New Real Property K.K.	43,900	—

Total Real Estate Investment Trusts		—

Telecommunication Services — (0.1%)
#*Invoice, Inc.	39,279	719,397

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	558,944
Hokuriku Gas Co., Ltd.	99,000	311,526
Okinawa Electric Power Co., Ltd.	32,671	1,717,865
#Saibu Gas Co., Ltd.	1,291,000	3,446,034
Shizuoka Gas Co., Ltd.	258,000	1,682,592

1186

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
#Tokai Corp.	258,000	$1,165,430

Total Utilities		8,882,391

TOTAL COMMON STOCKS		1,191,050,243

RIGHTS/WARRANTS — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $575,000 FNMA 5.00%, 06/01/23, valued at $489,528) to be repurchased at $482,008	$482	482,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund LP	202,523,360	202,523,360
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $767,013) to be repurchased at $751,987	$752	751,974

TOTAL SECURITIES LENDING COLLATERAL		203,275,334

TOTAL INVESTMENTS — (100.0%) (Cost $1,614,730,102)##		$1,394,807,577

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$246,299,570	—	$246,299,570
Consumer Staples	—	117,135,903	—	117,135,903
Energy	—	16,466,118	—	16,466,118
Financials	—	117,419,225	—	117,419,225
Health Care	$779,532	44,832,708	—	45,612,240
Industrials	2,394,915	328,796,162	—	331,191,077
Information Technology	1,615,102	157,824,243	—	159,439,345
Materials	—	147,884,977	—	147,884,977
Telecommunication Services	—	719,397	—	719,397
Utilities	—	8,882,391	—	8,882,391
Temporary Cash Investments	—	482,000	—	482,000
Securities Lending Collateral	—	203,275,334	—	203,275,334

TOTAL	$4,789,549	$1,390,018,028	—	$1,394,807,577

1187

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.1%)
AUSTRALIA — (44.9%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
ABB Grain, Ltd.	632,085	4,707,607
*Adacel Technologies, Ltd.	113,249	50,057
*Adamus Resources, Ltd.	532,491	173,156
ADCorp Australia, Ltd.	212,402	46,252
Adelaide Brighton, Ltd.	1,450,602	3,014,227
*Aditya Birla Minerals, Ltd.	841,658	489,320
Adtrans Group, Ltd.	35,698	80,052
#AED Oil, Ltd.	282,000	182,466
Aevum, Ltd.	442,938	371,341
*Agenix, Ltd.	707,478	10,059
*Ainsworth Game Technology, Ltd.	380,243	26,064
*AJ Lucas Group, Ltd.	333,607	1,006,979
*Alchemia, Ltd.	565,630	176,822
#Alesco Corp., Ltd.	457,971	1,690,768
*Alkane Resources, Ltd.	938,520	219,999
#*Alliance Resources, Ltd.	87,558	58,759
*Allied Medical, Ltd.	11,746	—
Altium, Ltd.	162,100	44,982
*Amadeus Energy, Ltd.	819,137	225,832
Amalgamated Holdings, Ltd.	374,540	1,453,345
Amcom Telecommunications, Ltd.	1,135,725	160,866
Ammtec, Ltd.	13,363	22,695
#*Andean Resources, Ltd.	1,464,837	2,382,657
Ansell, Ltd.	168,816	1,305,398
AP Eagers, Ltd.	37,790	271,834
#APA Group	887,441	2,087,921
*Apex Minerals NL	421,287	54,799
#APN News & Media, Ltd.	1,324,541	2,059,425
*Aquila Resources, Ltd.	380,685	1,926,377
ARB Corporation, Ltd.	304,681	1,032,328
Ariadne Australia, Ltd.	267,324	53,427
*Arrow Energy, Ltd.	87,202	313,207
*Arturus Capital, Ltd.	98,412	23,046
*Asciano Group	3,788,273	5,068,167
ASG Group, Ltd.	178,097	109,905
Aspen Group	30,403	7,386
Astron, Ltd.	87,221	130,920
#*Atlas Iron, Ltd.	662,409	1,097,195
*Aurora Oil and Gas, Ltd.	589,181	57,675
Ausdrill, Ltd.	694,863	657,829
Austal, Ltd.	664,923	1,563,010
*Austar United Communications, Ltd.	3,256,296	2,799,674
Austbrokers Holdings, Ltd.	27,891	103,557
Austereo Group, Ltd.	1,408,798	1,696,936
*Austpac Resources NL	1,627,877	43,294
#Australian Agricultural Co., Ltd.	970,435	1,058,689
#Australian Infrastructure Fund	2,805,723	3,459,304
#Australian Pharmaceutical Industries, Ltd.	5,455,541	2,667,966
Australian Worldwide Exploration, Ltd.	1,482,305	3,312,882
*Auto Group, Ltd.	41,309	—
*Autodom, Ltd.	173,083	6,225
*Autron Corporation, Ltd.	989,247	18,616
*Avexa, Ltd.	461,667	44,160
AVJennings, Ltd.	5,350,378	1,427,718
#*Avoca Resources, Ltd.	656,313	957,996
AWB, Ltd.	1,670,879	1,837,152

1188

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Ballarat South Gold, Ltd.	1,996	$15,064
Bank of Queensland, Ltd.	59,059	554,063
*Bannerman Resources, Ltd.	83,994	84,706
Beach Petroleum, Ltd.	3,467,976	2,467,807
Beyond International, Ltd.	61,256	33,300
#*Biota Holdings, Ltd.	940,673	1,507,553
*Bisalloy Steel Group, Ltd.	469,001	70,315
Blackmores, Ltd.	72,861	960,841
#*Boart Longyear Group	2,801,389	691,822
*Boulder Steel, Ltd.	1,667,795	132,865
#Bradken, Ltd.	570,170	2,515,528
*Breakaway Resporces, Ltd.	755,280	49,305
Breville Group, Ltd.	598,466	498,392
Brickworks, Ltd.	116,169	1,255,674
#*Brockman Resources, Ltd.	653,924	648,521
BSA, Ltd.	560,535	74,820
#Cabcharge Australia, Ltd.	408,669	1,755,966
#Calliden Group, Ltd.	633,393	174,878
#Campbell Brothers, Ltd.	240,269	4,624,963
*Cape Range Wireless, Ltd.	7,260	—
*Capral Aluminium, Ltd.	365,710	29,013
*Carbon Energy, Ltd.	232,348	119,020
Cardno, Ltd.	247,493	799,438
#*Carnarvon Petroleum, Ltd.	2,906,082	1,647,748
*Carnegie Corp., Ltd.	935,760	179,256
*Carpentaria Exploration, Ltd.	102,749	6,860
Cash Converters International, Ltd.	1,086,054	430,417
*CBH Resources, Ltd.	408,220	—
*CDS Technologies, Ltd.	13,276	10,548
Cedar Woods Properties, Ltd.	97,470	130,751
Cellestis, Ltd.	387,333	1,166,364
*Cellnet Group, Ltd.	921,474	208,082
#*Centamin Egypt, Ltd.	2,078,015	3,026,764
Centennial Coal Co., Ltd.	1,181,424	2,959,409
#*Ceramic Fuel Cells, Ltd.	2,190,662	319,445
Challenger Financial Services Group, Ltd.	1,750,037	3,903,159
Chandler Macleod Group, Ltd.	88,156	6,980
Charter Hall Group	797,923	309,506
*Chemeq, Ltd.	166,742	11,575
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	617,632	306,948
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,411
*Circadian Technologies, Ltd.	64,591	41,270
*Citadel Resource Group, Ltd.	1,711,372	372,717
*Citigold Corp., Ltd.	3,765,806	537,068
Clarius Group, Ltd.	1,022,084	625,451
*Clinuvel Pharmaceuticals, Ltd.	1,128,482	291,576
Clough, Ltd.	2,546,468	1,760,108
Clover Corp., Ltd.	269,348	47,211
*CO2 Group, Ltd.	844,559	166,086
*Cockatoo Coal, Ltd.	83,491	28,617
Codan, Ltd.	142,942	84,856
#*Coffey International, Ltd.	543,461	887,289
Collection House, Ltd.	1,776,852	744,636
#*Commander Communications, Ltd.	929,503	—
#ConnectEast Group	5,625,978	1,830,474
*Conquest Mining, Ltd.	1,039,761	386,211
Consolidated Media Holdings, Ltd.	630,222	1,440,527
Corporate Express Australia, Ltd.	493,982	1,575,205
#Count Financial, Ltd.	1,057,924	1,235,464
*Coventry Group, Ltd.	136,019	132,872
#Crane Group, Ltd.	336,239	3,085,769

1189

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Crescent Gold, Ltd.	1,124,856	$127,108
*CSG, Ltd.	22,390	20,391
*CuDeco, Ltd.	87,507	201,062
*Cue Energy Resources, Ltd.	452,354	68,089
#*Customers, Ltd.	554,372	1,063,511
Danks Holdings, Ltd.	10,425	71,383
Data#3, Ltd.	5,572	28,930
David Jones, Ltd.	1,296,067	5,561,674
Devine, Ltd.	993,850	391,722
Dominion Mining, Ltd.	394,791	1,366,800
Downer EDI, Ltd.	890,141	4,804,673
*Dragon Mining, Ltd.	1,665,100	84,790
*Drillsearch Energy, Ltd.	4,394,338	118,156
DUET Group	2,738,547	3,752,508
#DWS Advanced Business Solutions, Ltd.	61,895	54,118
#*Eastern Star Gas, Ltd.	2,840,990	2,594,808
Elders, Ltd.	3,162,221	1,008,384
*Ellect Holdings, Ltd.	482	1,451
*Ellex Medical Lasers, Ltd.	266,317	35,700
Emeco Holdings, Ltd.	1,240,388	568,436
#Energy Developments, Ltd.	655,331	1,338,656
#*Energy World Corp., Ltd.	4,344,928	2,321,387
*Entertainment Media & Telecoms Corp., Ltd.	172,900	59,198
#Envestra, Ltd.	5,837,759	2,539,753
Envirozel, Ltd.	381,802	38,153
Euroz, Ltd.	8,038	7,405
#*Extract Resources, Ltd.	136,989	857,613
*Falcon Minerals, Ltd.	30,112	2,653
#Fantastic Holdings, Ltd.	355,613	863,792
*Fig Tree Developments, Ltd.	20,365	170
*First Australian Resources, Ltd.	2,542,976	286,291
Fleetwood Corp., Ltd.	241,058	1,303,116
FlexiGroup, Ltd.	293,899	288,364
#Flight Centre, Ltd.	192,954	1,562,482
*Flinders Mines, Ltd.	5,948,301	293,157
Forest Enterprises Australia, Ltd.	1,513,062	203,129
*Forge Group, Ltd.	170,828	73,068
*Forte Energy NL	850,000	102,669
Gazal Corp., Ltd.	104,542	90,275
#*Geodynamics, Ltd.	1,015,653	774,237
#*Gindalbie Metals, Ltd.	1,817,381	1,328,162
*Giralia Resources NL	625,030	423,947
*Glengarry Resources, Ltd.	768,955	36,366
Gowing Bros., Ltd.	78,907	179,569
#*Graincorp, Ltd. Series A	242,841	1,518,053
*Grange Resources, Ltd.	451,979	159,306
#GRD, Ltd.	2,129,503	960,179
#*Great Southern, Ltd.	9,302,784	933,647
#GUD Holdings, Ltd.	326,164	2,215,593
Gunns, Ltd.	2,264,920	1,819,525
#GWA International, Ltd.	957,332	2,281,803
*Hastie Group, Ltd.	765,636	973,502
*Havilah Resources NL	280,570	138,349
#Healthscope, Ltd.	734,309	2,663,046
*HFA Holdings, Ltd.	111,106	31,926
HGL, Ltd.	108,137	77,696
*Highlands Pacific, Ltd.	2,651,500	309,946
#Hills Industries, Ltd.	803,536	1,156,748
#*Horizon Oil, Ltd.	3,227,717	470,919
*Hutchison Telecommunications (Australia), Ltd.	7,914,113	758,266
*ICSGlobal, Ltd.	208,000	20,552

1190

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
IDT Australia, Ltd.	82,205	$114,317
iiNet, Ltd.	518,406	758,186
*Iluka Resources, Ltd.	311,306	819,799
#Imdex, Ltd.	812,684	457,651
*IMF Australia, Ltd.	100,382	120,781
*IMX Resources, Ltd.	606,340	151,428
#Independence Group NL	552,303	2,452,215
#*Indophil Resources NL	1,738,038	718,486
#Industrea, Ltd.	3,394,391	936,620
#Infigen Energy	709,003	763,478
#Infomedia, Ltd.	1,458,074	450,047
*Innamincka Petroleum, Ltd.	799,831	153,341
Integrated Research, Ltd.	261,513	86,282
#*Intrepid Mines, Ltd.	666,867	181,928
Invocare, Ltd.	637,257	3,029,380
#IOOF Holdings, Ltd.	950,183	3,767,950
#Iress Market Technology, Ltd.	348,498	2,098,021
#*iSOFT Group, Ltd.	2,656,550	1,695,723
*Ixla, Ltd.	89,921	1,730
#*Jabiru Metals, Ltd.	1,854,281	505,236
#JB Hi-Fi, Ltd.	279,730	3,956,548
#K&S Corp., Ltd.	157,781	250,897
#*Kagara, Ltd.	1,628,074	1,473,343
#*Karoon Gas Australia, Ltd.	628,673	5,920,681
*Kings Minerals NL	1,634,196	134,881
#*Kingsgate Consolidated, Ltd.	388,020	2,261,344
*Lafayette Mining, Ltd.	19,640	24,638
*Lednium, Ltd.	195,019	13,048
Lemarne Corp., Ltd.	30,790	100,158
#*Lend Lease Primelife, Ltd.	2,140,495	222,287
#*Linc Energy, Ltd.	866,033	1,122,677
*Lodestar Minerals, Ltd.	86,172	3,216
Lycopodium, Ltd.	45,700	64,766
*Lynas Corp., Ltd.	2,421,413	899,234
MAC Services Group, Ltd.	185,743	219,845
#Macarthur Coal, Ltd. (6375003)	246,659	1,615,892
*Macarthur Coal, Ltd. (63750RR)	37,135	243,494
MacMahon Holdings, Ltd.	3,283,150	1,230,340
Macquarie Media Group, Ltd.	786,064	1,020,129
*Macquarie Telecom Group, Ltd.	35,019	87,865
*Mantra Resources, Ltd.	10,296	32,422
#*Marion Energy, Ltd.	400,930	80,416
*Maryborough Sugar Factory, Ltd.	2,560	3,994
MaxiTRANS Industries, Ltd.	889,356	203,641
*McGuigan Simeon Wines, Ltd.	2,478,600	259,227
#McMillan Shakespeare, Ltd.	194,418	486,228
McPherson’s, Ltd.	303,441	559,561
#Melbourne IT, Ltd.	381,905	574,439
*MEO Australia, Ltd.	380,000	142,814
Mermaid Marine Australia, Ltd.	726,827	1,222,257
*Mikoh Corp., Ltd.	856,548	66,408
*Minara Resources, Ltd.	360,000	335,611
Mincor Resources NL	946,204	1,741,818
*Mineral Deposits, Ltd.	216,925	126,799
#Mineral Resources, Ltd.	470,578	1,634,071
#*Mirabela Nickel, Ltd. (B01KDF4)	52,782	123,865
*Mirabela Nickel, Ltd. (B3XX4B5)	7,851	18,320
Mitchell Communications Group, Ltd.	1,192,579	813,537
#*Molopo Australia, Ltd.	940,636	824,799
Monadelphous Group, Ltd.	302,955	2,939,334
Mortgage Choice, Ltd.	722,000	672,227

1191

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Mosaic Oil NL	2,209,067	$250,306
#*Mount Gibson Iron, Ltd.	3,114,599	3,112,993
Namoi Cotton Cooperative, Ltd.	196,490	76,954
National Can Industries, Ltd.	97,017	85,197
#Navitas, Ltd.	1,205,167	2,770,469
#*Nexus Energy, Ltd.	2,334,624	683,186
#*Nido Petroleum, Ltd.	4,759,793	618,105
#Nomad Building Solutions, Ltd.	29,195	15,452
#*Novogen, Ltd.	391,594	250,452
*NuSep, Ltd.	872	186
#Oakton, Ltd.	378,695	846,532
*Orbital Corp., Ltd.	1,013,772	64,819
OrotonGroup, Ltd.	79,968	246,328
*Otto Energy, Ltd.	1,486,012	79,027
Pacific Brands, Ltd.	4,412,120	4,394,171
*Paladin Energy, Ltd.	662	2,527
Pan Pacific Petroleum NL	1,059,542	438,278
#*PanAust, Ltd.	8,757,197	3,020,105
Panoramic Resources, Ltd.	901,883	2,084,120
Paperlinx, Ltd.	2,771,649	1,169,757
*Payce Consolidated, Ltd.	29,670	17,370
Peet, Ltd.	974,503	1,375,816
#Perpetual Trustees Australia, Ltd.	80,795	2,257,262
*Perseus Mining, Ltd.	48,048	30,115
#*Pharmaxis, Ltd.	815,846	1,664,092
Photon Group, Ltd.	9,218	16,580
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	866,470	694,501
PMP, Ltd.	1,925,364	676,185
*Port Bouvard, Ltd.	270,578	72,673
*Poseidon Nickel, Ltd.	670,939	238,164
*Prana Biotechnology, Ltd.	195,424	28,618
#Premier Investments, Ltd.	187,265	949,315
Primary Health Care, Ltd.	62,276	289,744
Prime Media Group, Ltd.	1,001,480	498,518
*Prime Retirement & Aged Care Property Trust	1,426,995	136,767
#Programmed Maintenance Service, Ltd.	450,034	1,128,221
*Raptis Group, Ltd.	12,000	4,014
RCR Tomlinson, Ltd.	1,284,801	591,214
#*REA Group, Ltd.	45,839	207,170
#Reckon, Ltd.	141,500	150,352
#Redflex Holdings, Ltd.	401,193	735,633
Reece Australia, Ltd.	238,457	3,987,733
#Reject Shop, Ltd. (The)	112,300	1,256,941
#*Resolute Mining, Ltd.	1,442,710	750,745
*Resource Generation, Ltd.	67,290	33,037
Reverse Corp., Ltd.	236,664	138,579
Ridley Corp., Ltd.	1,283,068	888,069
*RiverCity Motorway Group	91,662	13,400
#*Riversdale Mining, Ltd.	692,356	3,821,401
*Roc Oil Co., Ltd.	937,716	579,172
Rock Building Society, Ltd.	28,109	61,086
Ross Human Directions, Ltd.	143,511	21,609
#Ruralco Holdings, Ltd.	88,146	139,961
#SAI Global, Ltd.	910,865	2,164,808
*Salinas Energy, Ltd.	1,029,742	81,620
#Salmat, Ltd.	762,648	2,386,099
*Samson Oil & Gas, Ltd.	511,130	14,534
Schaffer Corp., Ltd.	33,766	130,717
*SDI, Ltd.	176,914	32,880
Sedgman, Ltd.	62,209	69,720

1192

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Seek, Ltd.	663,000	$2,355,420
Select Harvests, Ltd.	196,698	517,804
Servcorp, Ltd.	300,722	833,478
#Service Stream, Ltd.	1,015,309	339,036
Seven Network, Ltd.	330,352	1,756,836
*Shield Mining, Ltd.	58,492	4,672
#Sigma Pharmaceuticals, Ltd.	3,646,677	3,937,187
#*Silex System, Ltd.	578,159	3,336,019
#*Sino Gold Mining, Ltd.	643,468	2,858,431
*Sino Strategic International, Ltd.	130,864	56,913
*Sirtex Medical, Ltd.	216,786	811,845
#Skilled Group, Ltd.	455,539	602,436
SMS Management & Technology, Ltd.	292,441	1,069,521
SP Telemedia, Ltd.	53,000	23,206
Spark Infrastructure Group	2,445,214	2,181,204
#Specialty Fashion Group, Ltd.	807,082	479,431
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	962,192	2,037,391
#*St. Barbara, Ltd.	3,232,274	529,268
*Starpharma Holdings, Ltd.	497,958	154,444
*Straits Resources, Ltd.	878,069	1,708,308
Structural Systems, Ltd.	177,188	132,907
Stuart Petroleum, Ltd.	201,731	109,181
#*Sundance Resources, Ltd.	5,993,157	902,013
Sunland Group, Ltd.	852,875	613,673
#Super Cheap Auto Group, Ltd.	719,047	2,650,145
*Swick Mining Services, Ltd.	49,595	19,514
*Symex Holdings, Ltd.	355,611	163,687
Talent2 International, Ltd.	474,826	367,288
#*Tamaya Resources, Ltd.	5,021,812	—
*Tap Oil, Ltd.	4,582,923	4,188,743
#Tassal Group, Ltd.	584,055	879,996
Technology One, Ltd.	1,318,149	946,955
#Ten Network Holdings, Ltd.	1,823,638	1,943,384
*Terramin Australia, Ltd.	129,679	78,161
TFS Corp., Ltd.	896,773	843,067
Thakral Holdings Group	2,559,697	447,352
*TNG, Ltd.	721,686	29,420
Tower Australia Group, Ltd.	1,156,969	2,395,372
*Tox Free Solutions, Ltd.	308,907	528,311
#Transfield Services Infrastructure Fund	768,779	586,691
#Transfield Services, Ltd.	442,444	1,032,287
#*Transpacific Industries Group, Ltd.	363,760	368,288
#Troy Resources NL	298,451	375,492
Trust Co., Ltd.	82,756	365,966
*Unilife Medical Solutions, Ltd.	544,389	157,239
United Group, Ltd.	199,491	1,999,763
UXC, Ltd.	968,954	566,416
*View Resources, Ltd.	1,283,369	139,535
#Village Roadshow, Ltd.	596,487	526,864
#*Virgin Blue Holdings, Ltd.	2,428,865	605,474
*Virgin Blue Holdings, Ltd. Private Placement Shares	2,652,695	665,575
Watpac, Ltd.	530,843	654,634
#Wattyl, Ltd.	433,037	280,227
WDS, Ltd.	303,393	461,395
Webjet, Ltd.	373,212	370,674
Webster, Ltd.	158,276	73,805
*Wedgetail Mining, Ltd.	721,992	30,109
#West Australian Newspapers Holdings, Ltd.	698,276	3,509,065
#*Western Areas NL	529,359	2,696,983
#*White Energy Co., Ltd.	141,468	261,284

1193

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Whitehaven Coal, Ltd.	176,048	$460,077
*Whitehaven Coal, Ltd. Private Placement Shares	30,267	79,099
#WHK Group, Ltd.	1,202,433	952,944
#Wide Bay Australia, Ltd.	67,978	458,712
Willmott Forests, Ltd.	51,672	21,144
#*Windimurra Vanadium, Ltd.	537,429	76,411
#Wotif.com Holdings, Ltd.	538,244	2,038,087

TOTAL AUSTRALIA		320,377,497

HONG KONG — (19.1%)
AAC Acoustic Technologies Holdings, Inc.	518,000	499,619
Aeon Credit Service (Asia) Co., Ltd.	740,000	520,431
Aeon Stores Hong Kong Co., Ltd.	234,000	422,685
Alco Holdings, Ltd.	1,468,000	542,608
Allan International Holdings, Ltd.	592,000	138,192
Allied Group, Ltd.	683,200	1,639,614
*Allied Properties, Ltd.	10,530,000	1,406,965
Amax Entertainment Holdings, Ltd.	1,650,000	54,182
*APT Satellite Holdings, Ltd.	850,000	118,439
Arts Optical International Holdings, Ltd.	730,000	263,828
Asia Commercial Holdings, Ltd.	131,040	12,507
Asia Financial Holdings, Ltd.	2,546,908	854,265
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,377,524
Asia Standard Hotel Group, Ltd.	135,050,188	748,086
Asia Standard International Group, Ltd.	160,132,819	1,978,743
*Asia TeleMedia, Ltd.	2,832,000	36,542
*Associated International Hotels, Ltd.	954,000	1,966,508
Automated Systems Holdings, Ltd.	340,000	139,411
*AVIC International Holding HK, Ltd.	5,332,000	175,196
*Bal Holdings, Ltd.	9	1
*Beijing Enterprises Water Group, Ltd.	2,572,000	540,538
Bossini International Holdings, Ltd.	3,871,500	197,266
Brightoil Petroleum Holdings, Ltd.	1,424,000	582,405
*Burwill Holdings, Ltd.	7,148,960	262,623
#C C Land Holdings, Ltd.	2,870,000	2,144,653
Cafe de Coral Holdings, Ltd.	140,000	295,358
*Capital Estate, Ltd.	28,570,000	180,455
Capital Strategic Investment, Ltd.	20,129,625	454,250
CASH Financial Services Group, Ltd.	119,565	11,225
*Celestial Asia Securities Holdings, Ltd.	343,810	77,527
Century City International Holdings, Ltd.	4,332,600	245,465
Chevalier International Holdings, Ltd.	733,482	558,020
Chevalier Pacific Holdings, Ltd.	355,250	58,551
*China Best Group Holding, Ltd.	22,749,000	170,477
*China Digicontent Co., Ltd.	2,710,000	3,497
*China Electronics Corp. Holdings Co., Ltd.	890,250	121,756
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	122,301
*China Infrastructure Investment, Ltd.	6,280,000	222,672
*China Investments Holdings, Ltd.	210,000	6,342
China Metal International Holdings, Ltd.	2,844,000	451,073
*China Motion Telecom International, Ltd.	5,080,000	113,944
China Motor Bus Co., Inc.	74,000	538,367
*China Oil & Gas Group, Ltd.	1,573,200	90,131
*China Properties Investment Holdings, Ltd.	880,000	13,837
*China Resources Microelectronics, Ltd.	19,132,200	449,295
*China Sciences Conservational Power, Ltd.	210,400	4,549
*China Seven Star Shopping, Ltd.	12,410,000	158,673
*China Strategic Holdings, Ltd.	1,670,000	79,248
*China WindPower Group, Ltd.	5,080,000	616,526
China Zirconium, Ltd.	116,400	61,769
*Chinese People Holdings Co., Ltd.	8,960,000	362,875

1194

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Chinney Investments, Ltd.	1,144,000	$140,102
#Chong Hing Bank, Ltd.	1,070,000	1,936,737
Chow Sang Sang Holdings, Ltd.	1,291,680	1,131,095
Chu Kong Shipping Development, Ltd.	1,584,000	254,891
Chuang’s Consortium International, Ltd.	3,558,930	293,286
Chun Wo Development Holdings, Ltd.	2,002,926	141,973
Chung Tai Printing Holdings, Ltd.	14,710,000	446,736
*City e-Solutions, Ltd.	186,000	14,865
City Telecom, Ltd.	1,506,751	361,336
*Clear Media, Ltd.	1,135,000	544,524
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	35,000	47,351
*CNT Group, Ltd.	10,329,264	280,029
*Coastal Greenland, Ltd.	6,588,000	653,097
*COL Capital, Ltd.	2,749,840	408,868
*Compass Pacific Holdings, Ltd.	1,248,000	31,264
Computer & Technologies Holdings, Ltd.	432,000	67,904
Continental Holdings, Ltd.	98,825	12,609
Convenience Retail Asia, Ltd.	64,000	19,820
*Cosmos Machinery Enterprises, Ltd.	1,616,400	96,861
Cross-Harbour Holdings, Ltd.	591,520	479,969
#*Dah Sing Banking Group, Ltd.	684,800	787,503
*Dah Sing Financial Holdings, Ltd.	241,600	1,108,415
*Daisho Microline Holdings, Ltd.	1,236,000	113,123
*Dan Form Holdings Co., Ltd.	3,153,260	255,708
#Daphne International Holdings, Ltd.	4,086,000	2,768,863
Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	221,981
Dickson Concepts International, Ltd.	825,000	443,119
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	13,955
*Dynamic Global Holdings, Ltd.	3,522,000	52,670
Dynamic Holdings, Ltd.	384,000	83,614
Eagle Nice (International) Holdings, Ltd.	238,000	80,484
EcoGreen Fine Chemical Group	1,112,000	270,630
*Eforce Holdings, Ltd.	3,480,000	120,775
#*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	36,723
*Emperor Capital Group, Ltd.	749,672	43,422
Emperor Entertainment Hotel, Ltd.	2,410,000	251,502
Emperor International Holdings, Ltd.	3,808,360	608,323
*ENM Holdings, Ltd.	27,408,000	1,205,175
*eSun Holdings, Ltd.	302,000	45,870
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*Ezcom Holdings, Ltd.	72,576	450
Fairwood Holdings, Ltd.	316,600	291,333
Far East Consortium International, Ltd.	4,072,517	959,561
*Far East Technology International, Ltd.	179,520	25,852
*First Natural Foods Holdings, Ltd.	2,365,000	—
Four Seas Food Investment Holdings, Ltd.	202,184	24,194
Four Seas Mercantile Holdings, Ltd.	592,000	166,915
*Frasers Property China, Ltd.	16,477,000	318,287
#Fubon Bank Hong Kong, Ltd.	1,408,000	680,615
*Fujian Holdings, Ltd.	117,800	10,020
Fujikon Industrial Holdings, Ltd.	912,000	229,647
#*Galaxy Entertainment Group, Ltd.	2,630,121	799,701
Get Nice Holdings, Ltd.	16,152,000	1,818,462
#Giordano International, Ltd.	6,984,000	2,167,032
*Global Tech (Holdings), Ltd.	5,612,000	44,166
Glorious Sun Enterprises, Ltd.	2,700,000	815,711
Gold Peak Industries (Holdings), Ltd.	3,080,250	362,088
Golden Resources Development International, Ltd.	2,848,500	150,796
*Goldin Properties Holdings, Ltd.	1,876,000	786,670

1195

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Golik Holdings, Ltd.	930,500	$38,337
*GR Vietnam Holdings, Ltd.	620,000	13,860
Grande Holdings, Ltd.	882,000	89,877
Great Eagle Holdings, Ltd.	415,499	959,703
*Group Sense International, Ltd.	2,448,000	56,245
Guangnan Holdings, Ltd.	1,779,600	236,434
*Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*Hans Energy Co., Ltd.	7,556,000	380,327
Harbour Centre Development, Ltd.	889,500	670,006
*Heng Tai Consumables Group, Ltd.	4,759,500	267,028
*Hi Sun Technology (China), Ltd.	1,347,000	294,381
High Fashion International, Ltd.	268,000	68,945
HKR International, Ltd.	2,950,336	1,299,331
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong and Shanghai Hotels, Ltd.	155,332	178,148
Hong Kong Catering Management, Ltd.	542,796	130,393
Hong Kong Ferry (Holdings) Co., Ltd.	809,300	670,528
Hongkong Chinese, Ltd.	4,482,000	463,429
*Hop Fung Group Holdings, Ltd.	888,000	117,836
*Hop Hing Group Holdings, Ltd.	792,318	39,897
Hsin Chong Construction Group, Ltd.	1,569,658	163,744
Huafeng Group Holdings, Ltd.	13,541,325	667,001
*Huscoke Resources Holdings, Ltd.	670,000	40,643
Hutchison Harbour Ring, Ltd.	14,446,000	1,099,205
Hutchison Telecommunications International, Ltd.	1,295,000	332,965
*HyComm Wireless, Ltd.	47,090	4,496
*I.T., Ltd.	2,734,000	281,567
*IDT International, Ltd.	6,240,183	159,710
#Integrated Distribution Services Group, Ltd.	759,000	1,125,409
IPE Group, Ltd.	1,140,000	88,124
ITC Corp., Ltd.	893,645	63,616
*ITC Properties Group, Ltd.	3,885,747	340,941
*Jiuzhou Development Co., Ltd.	2,632,000	261,319
*JLF Investment Co., Ltd.	1,036,250	84,279
#Johnson Electric Holdings, Ltd.	1,444,500	427,900
Joyce Boutique Holdings, Ltd.	1,530,000	33,749
*Junefield Department Store Group, Ltd.	384,000	18,551
#K Wah International Holdings, Ltd.	2,788,405	1,148,795
*Kai Yuan Holdings, Ltd.	3,640,000	138,360
Kantone Holdings, Ltd.	10,351,685	274,940
*Karl Thomson Holdings, Ltd.	1,238,000	119,786
*Karrie International Holdings, Ltd.	1,433,600	110,896
Keck Seng Investments (Hong Kong), Ltd.	924,600	395,404
Kee Shing Holdings	886,000	67,392
Kin Yat Holdings, Ltd.	586,000	109,524
King Fook Holdings	1,000,000	117,364
*King Pacific International Holdings, Ltd.	1,404,200	22,105
#Kingboard Laminates Holdings, Ltd.	954,000	492,015
Kingmaker Footwear Holdings, Ltd.	1,476,955	161,572
*Kong Sun Holdings, Ltd.	2,198,000	30,568
Kowloon Development Co., Ltd.	2,021,000	2,054,741
*KPI Co., Ltd.	396,000	17,372
*KTP Holdings, Ltd.	560,400	56,260
Kwoon Chung Bus Holdings, Ltd.	556,000	91,887
*Lai Sun Development Co., Ltd.	118,936,800	2,065,963
Lam Soon Hong Kong, Ltd.	302,310	132,720
Le Saunda Holdings, Ltd.	1,424,000	191,898
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
Lee & Man Holdings, Ltd.	1,780,000	340,177
#Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,358,186
Lerado Group Holding Co., Ltd.	1,602,000	142,377

1196

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Lippo, Ltd.	1,433,700	$537,765
Liu Chong Hing Investment, Ltd.	829,200	627,208
*Loudong General Nice Resources China Holdings, Ltd.	35,708	5,752
Luen Thai Holdings, Ltd.	1,345,000	112,704
Luk Fook Holdings (International), Ltd.	1,192,000	640,881
Luks Industrial Group, Ltd.	302,913	171,306
*Lung Cheong International Holdings, Ltd.	2,426,000	60,814
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	659,424
*Magnificent Estates, Ltd.	12,744,000	239,729
Mainland Headwear Holdings, Ltd.	765,600	97,486
Man Yue International Holdings, Ltd.	1,084,000	199,916
Matrix Holdings, Ltd.	1,067,414	78,258
*Media China Co., Ltd.	33,420,000	245,338
*Mei Ah Entertainment Group, Ltd.	1,732,000	136,091
Melbourne Enterprises, Ltd.	45,500	357,528
#*Melco International Development, Ltd.	2,228,000	1,433,430
*Midas International Holdings, Ltd.	4,776,000	126,300
Midland Holdings, Ltd.	3,230,000	2,588,197
Min Xin Holdings, Ltd.	1,137,200	567,471
#*Ming An Holdings Co., Ltd.	3,990,000	1,100,045
#*Minmetals Holdings, Ltd.	2,670,000	811,487
Miramar Hotel & Investment Co., Ltd.	772,000	766,402
Nanyang Holdings, Ltd.	137,500	187,834
National Electronics Holdings, Ltd.	2,156,000	115,377
Natural Beauty Bio-Technology, Ltd.	4,980,000	846,914
*New Century Group Hong Kong, Ltd.	13,351,464	230,818
New Island Printing Holdings, Ltd.	176,000	21,614
*New World Mobile Holdings, Ltd.	22,140	11,558
Next Media, Ltd.	6,106,000	889,014
Norstar Founders Group, Ltd.	3,256,000	306,692
*Orient Power Holdings, Ltd.	804,000	19,503
Oriental Press Group, Ltd.	5,554,000	687,769
Oriental Watch Holdings, Ltd.	610,000	144,725
Pacific Andes International Holdings, Ltd.	2,970,000	495,066
Pacific Basin Shipping, Ltd.	3,143,000	2,368,139
*Pacific Century Premium Developments, Ltd.	5,529,000	1,531,543
Paliburg Holdings, Ltd.	2,348,830	504,624
*Paradise Entertainment, Ltd.	3,969,000	19,545
Paul Y Engineering Group, Ltd.	73,488	5,506
#*Peace Mark Holdings, Ltd.	2,738,022	—
Pegasus International Holdings, Ltd.	226,000	40,232
Pico Far East Holdings, Ltd.	3,864,000	648,227
*Playmates Toys, Ltd.	220,000	4,059
*PME Group, Ltd.	950,000	44,133
Pokfulam Development Co., Ltd.	234,000	128,685
*Pokphand (C.P.) Co., Ltd.	5,970,000	173,562
*Polyard Petroleum International Group, Ltd.	1,170,000	12,040
#Ports Design, Ltd.	860,000	2,209,366
*Premium Land, Ltd.	990,000	49,001
*Proview International Holdings, Ltd.	11,635,322	307,354
#Public Financial Holdings, Ltd.	2,176,000	1,117,161
*Pyxis Group, Ltd.	1,936,000	50,710
*QPL International Holdings, Ltd.	2,009,000	98,599
Quality Healthcare Asia, Ltd.	478,995	203,276
Raymond Industrial, Ltd.	1,547,400	123,554
#Regal Hotels International Holdings, Ltd.	2,891,800	927,436
Rivera Holdings, Ltd.	5,710,000	231,921
#Road King Infrastructure, Ltd.	1,642,000	1,299,437
Roadshow Holdings, Ltd.	1,456,000	116,466
S.A.S. Dragon Holdings, Ltd.	1,456,000	150,257
Sa Sa International Holdings, Ltd.	2,660,000	1,243,644

1197

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Safety Godown Co., Ltd.	408,000	$199,950
Samson Paper Holdings, Ltd.	666,000	59,332
*San Miguel Brewery Hong Kong, Ltd.	612,800	92,507
*Sanyuan Group, Ltd.	415,000	8,032
Sea Holdings, Ltd.	1,138,000	510,729
*SEEC Media Group, Ltd.	2,550,000	61,541
*Shanghai Zenghai Property, Ltd.	20,002,000	836,993
Shell Electric Manufacturing Co., Ltd.	1,254,172	606,854
#Shenyin Wanguo, Ltd.	1,212,500	729,719
Shougang Concord Century Holdings, Ltd.	3,916,000	428,810
*Shougang Concord Grand Group, Ltd.	2,451,000	157,925
*Shougang Concord Technology Holdings, Ltd.	2,639,809	221,145
#Shui On Construction & Materials, Ltd.	534,000	756,364
*Shun Ho Resources Holdings, Ltd.	483,000	58,594
*Shun Ho Technology Holdings, Ltd.	1,037,452	100,382
Shun Tak Holdings, Ltd.	2,188,000	1,792,879
Silver Grant International Industries, Ltd.	5,033,000	804,197
*Sincere Co., Ltd.	505,500	18,244
Sing Tao News Corp., Ltd.	1,842,000	145,088
*Sinocan Holdings, Ltd.	350,000	1,761
*Sino-i Technology, Ltd.	51,703,158	379,234
*Skyfame Realty Holdings, Ltd.	2,737,750	243,476
Smartone Telecommunications Holdings, Ltd.	1,285,500	878,338
*SMI Publishing Group, Ltd.	250,511	485
*Solartech International Holdings, Ltd.	618,000	18,135
South China (China), Ltd.	5,620,000	804,845
South China Financial Holdings, Ltd.	4,872,000	49,494
Southeast Asia Properties & Finance, Ltd.	263,538	53,102
*Starlight International Holdings, Ltd.	1,903,792	76,334
Stella International Holdings, Ltd.	178,000	294,226
*Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	275,623
Sun Hing Vision Group Holdings, Ltd.	358,000	141,576
Sun Hung Kai & Co., Ltd.	237,000	185,765
Sunway International Holdings, Ltd.	866,000	21,938
SW Kingsway Capitol Holdings, Ltd.	4,650,000	109,445
Synergis Holdings, Ltd.	350,033	39,509
#*Tack Fat Group International, Ltd.	4,448,000	229,573
Tai Cheung Holdings, Ltd.	1,799,000	1,063,353
Tai Fook Securities Group, Ltd.	2,023,899	712,309
Tai Sang Land Development, Ltd.	576,984	201,434
*Tak Shun Technology Group, Ltd.	24,016,000	234,971
Tak Sing Alliance Holdings, Ltd.	2,909,865	771,986
Tan Chong International, Ltd.	1,212,000	231,791
*TCC International Holdings, Ltd.	1,925,789	922,523
*Technology Venture Holdings, Ltd.	58,600	12,528
#Techtronic Industries Co., Ltd.	3,354,000	2,800,325
*Termbray Industries International (Holdings), Ltd.	2,304,900	297,368
Tern Properties Co., Ltd.	61,200	23,686
*Texhong Textile Group, Ltd.	1,930,000	209,145
Texwinca Holdings, Ltd.	2,196,000	1,714,833
*Tian Teck Land, Ltd.	1,076,000	863,819
*Tomorrow International Holdings, Ltd.	1,296,420	118,461
Tongda Group Holdings, Ltd.	5,470,000	150,018
*Top Form International, Ltd.	2,760,000	144,335
*Topsearch International (Holdings), Ltd.	3,860,000	116,026
Transport International Holdings, Ltd.	40,000	126,176
Tristate Holdings, Ltd.	188,000	43,532
Truly International Holdings, Ltd.	1,074,000	1,009,907
Tungtex (Holdings) Co., Ltd.	910,000	184,017
Tysan Holdings, Ltd.	1,040,773	119,241

1198

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*United Gene High-Tech Group, Ltd.	321,600	$16,986
*United Power Investment, Ltd.	5,696,000	308,476
*U-Right International Holdings, Ltd.	4,746,000	8,573
USI Holdings, Ltd.	1,452,999	426,346
*Value Partners Group, Ltd.	382,000	186,095
Van Shung Chong Holdings, Ltd.	2,245,335	166,399
#Varitronix International, Ltd.	1,093,293	370,081
Vedan International (Holdings), Ltd.	3,144,000	260,269
Veeko International Holdings, Ltd.	1,532,981	28,439
Victory City International Holdings, Ltd.	2,759,185	442,464
*Vital Biotech Holdings, Ltd.	470,000	13,701
#Vitasoy International Holdings, Ltd.	3,537,000	2,218,001
*Vongroup, Ltd.	10,865,000	342,582
Vtech Holdings, Ltd.	120,000	850,865
Wah Ha Realty Co., Ltd.	278,600	78,948
*Wai Kee Holdings, Ltd.	8,218,738	1,586,427
Wang On Group, Ltd.	6,775,148	148,191
*Warderly International Holdings, Ltd.	520,000	32,206
*Winfoong International, Ltd.	1,210,000	26,831
Wing On Co. International, Ltd.	785,000	1,010,063
Wing Shan International, Ltd.	896,000	87,694
Wong’s International (Holdings), Ltd.	737,641	91,314
Wong’s Kong King International (Holdings), Ltd.	120,000	12,657
#Xinyi Glass Holding Co., Ltd.	1,458,000	1,271,265
*Xpress Group, Ltd.	3,464,000	41,506
Y. T. Realty Group, Ltd.	965,000	160,589
Yangtzekiang Garment, Ltd.	607,500	117,531
Yau Lee Holdings, Ltd.	534,000	93,532
YGM Trading, Ltd.	284,000	169,882
Yip’s Chemical Holdings, Ltd.	1,344,000	738,899
*Yueshou Environmental Holdings, Ltd.	510,800	10,542
*Yugang International, Ltd.	123,976,000	1,676,477
*Yunnan Enterprises Holdings, Ltd.	240,000	18,495

TOTAL HONG KONG		135,834,428

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	3,662
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		3,662

NEW ZEALAND — (6.0%)
Abano Healthcare Group, Ltd.	31,300	118,062
*AFFCO Holdings, Ltd.	1,806,887	501,820
Air New Zealand, Ltd.	1,348,955	980,663
*Auckland International Airport, Ltd.	1,214,407	1,364,937
Cavalier Corp., Ltd.	283,674	432,067
*CDL Investments New Zealand, Ltd.	395,965	70,747
Colonial Motor Co., Ltd.	126,795	204,706
Ebos Group, Ltd.	161,966	573,027
Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,708,744
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,197,036
#Freightways, Ltd.	778,937	1,602,138
#Hallenstein Glassons Holdings, Ltd.	241,638	439,480
Hellaby Holdings, Ltd.	242,239	190,733
Horizon Energy Distribution, Ltd.	40,420	76,693
Infratil, Ltd.	2,123,579	2,527,416
Mainfreight, Ltd.	462,988	1,393,309
Methven, Ltd.	10,000	9,269
Michael Hill International, Ltd.	1,534,152	679,022
Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	340,578
New Zealand Exchange, Ltd.	71,379	363,887

1199

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
New Zealand Oil & Gas, Ltd.	1,729,024	$1,854,492
New Zealand Refining Co., Ltd.	515,110	2,420,999
Northland Port Corp. (New Zealand), Ltd.	219,997	299,739
Nuplex Industries, Ltd.	904,126	1,134,618
Port of Tauranga, Ltd.	566,944	2,379,499
*ProvencoCadmus, Ltd.	524,201	12,167
#Pumpkin Patch, Ltd.	606,913	642,294
#Pyne Gould Guinness, Ltd.	1,067,181	656,687
Restaurant Brand New Zealand, Ltd.	369,175	244,293
*Richina Pacific, Ltd.	309,644	73,811
*Rubicon, Ltd.	974,601	597,939
#Ryman Healthcare, Ltd.	2,310,248	2,673,821
Sanford, Ltd.	409,164	1,433,436
*Scott Technology, Ltd.	60,843	43,421
*Seafresh Fisheries, Ltd.	80,520	1,493
Skellerup Holdings, Ltd.	180,205	66,766
Sky City Entertainment Group, Ltd.	2,535,089	5,513,462
Sky Network Television, Ltd.	184,878	528,429
South Port New Zealand, Ltd.	30,744	47,462
#Steel & Tube Holdings, Ltd.	404,138	841,554
Taylors Group, Ltd.	29,646	33,306
*Tenon, Ltd.	19,132	12,900
Tourism Holdings, Ltd.	402,452	135,772
Tower, Ltd.	724,905	834,143
Trustpower, Ltd.	3,300	17,020
Vector, Ltd.	316,231	420,374
Warehouse Group, Ltd.	497,796	1,313,679

TOTAL NEW ZEALAND		43,007,910

SINGAPORE — (15.1%)
*Addvalue Technologies, Ltd.	1,043,000	28,880
Advanced Holdings, Ltd.	691,000	91,075
Allgreen Properties, Ltd.	2,604,000	2,166,687
Apollo Enterprises, Ltd.	302,000	260,097
Aqua-Terra Supply Co., Ltd.	641,000	113,486
Armstrong Industrial Corp., Ltd.	1,460,000	228,321
*ASA Group Holdings, Ltd.	336,000	13,967
*Asia Environment Holdings, Ltd.	528,793	88,050
*Asia-Pacific Strategic Investments, Ltd.	1,410	181
ASL Marine Holdings, Ltd.	497,000	322,551
A-Sonic Aerospace, Ltd.	626,996	28,244
Aussino Group, Ltd.	967,000	73,912
*Ban Joo & Co., Ltd.	1,175,000	57,200
Best World International, Ltd.	307,500	61,987
Beyonics Technology, Ltd.	9,328,300	1,265,210
Bonvests Holdings, Ltd.	990,000	621,213
Broadway Industrial Group, Ltd.	461,000	139,274
Brothers (Holdings), Ltd.	504,628	56,103
#Bukit Sembawang Estates, Ltd.	374,003	1,002,363
CEI Contract Manufacturing, Ltd.	432,000	35,979
Cerebos Pacific, Ltd.	528,000	1,155,500
#CH Offshore, Ltd.	1,568,200	571,677
*Chartered Semiconductor Manufacturing, Ltd.	1,362,340	2,120,477
Chemical Industries (Far East), Ltd.	105,910	33,852
China Aviation Oil Singapore Corp., Ltd.	125,000	107,692
*China Dairy Group, Ltd.	1,502,000	167,172
#*China Energy, Ltd.	3,110,000	636,790
China Merchants Holdings Pacific, Ltd.	809,000	306,803
Chip Eng Seng Corp., Ltd.	1,775,000	536,276
Chosen Holdings, Ltd.	1,284,000	107,063
Chuan Hup Holdings, Ltd.	4,385,000	805,797

1200

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Chuan Soon Huat Industrial Group, Ltd.	614,000	$4,266
Comfortdelgro Corp., Ltd.	2,527,000	2,718,766
*Compact Metal Industries, Ltd.	643,000	6,702
#Cosco Corp. (Singapore), Ltd.	2,004,000	1,823,813
#*Creative Technology Co., Ltd.	257,350	803,641
#CSC Holdings, Ltd.	1,829,000	253,451
CSE Global, Ltd.	1,854,000	869,910
CWT, Ltd.	1,384,500	585,508
#*Delong Holdings, Ltd.	1,287,000	803,788
*Digiland International, Ltd.	11,763,000	40,864
*Eagle Brand Holdings, Ltd.	14,387,000	398,684
*Eastern Asia Technology, Ltd.	1,205,000	54,334
*Ellipsiz, Ltd.	123,000	9,411
Engro Corp., Ltd.	354,000	215,231
*Enviro-Hub Holdings, Ltd.	1,445,666	179,254
Eu Yan Sang International, Ltd.	182,000	46,812
*Eucon Holdings, Ltd.	3,096,000	81,582
#*Ezra Holdings, Ltd.	1,355,000	1,448,706
#F.J. Benjamin Holdings, Ltd.	1,095,000	178,563
Federal International (2000), Ltd.	657,000	138,914
*Firstlink Investments Corp., Ltd.	1,951,000	74,311
*Fischer Tech, Ltd.	244,000	15,259
Food Empire Holdings, Ltd.	1,094,400	227,812
Freight Links Express Holdings, Ltd.	3,893,000	135,166
*Fu Yu Corp., Ltd.	3,993,750	250,916
*Gallant Venture, Ltd.	1,310,000	276,897
GK Goh Holdings, Ltd.	1,463,000	610,082
#Goodpack, Ltd.	1,559,000	1,104,258
GP Batteries International, Ltd.	395,000	259,041
GP Industries, Ltd.	3,054,209	710,280
Grand Banks Yachts, Ltd.	250,000	83,454
#Guocoland, Ltd.	495,500	727,045
Hersing Corp., Ltd.	1,285,000	213,410
Hi-P International, Ltd.	2,187,000	1,062,476
#Ho Bee Investment, Ltd.	945,000	715,367
*Hong Fok Corp., Ltd.	6,124,700	2,363,230
Hong Leong Asia, Ltd.	868,000	999,783
Hotel Grand Central, Ltd.	1,060,514	493,275
#Hotel Properties, Ltd.	1,679,600	2,155,928
Hour Glass, Ltd.	622,744	278,264
HTL International Holdings, Ltd.	1,691,843	251,461
*Huan Hsin Holdings, Ltd.	1,138,400	170,076
HupSteel, Ltd.	1,687,875	251,990
Hwa Hong Corp., Ltd.	2,436,000	727,787
#Hyflux, Ltd.	1,230,000	2,253,816
#IDT Holdings, Ltd.	693,000	192,294
IFS Capital, Ltd.	382,800	128,719
#*Indofood Agri Resources, Ltd.	651,000	691,510
*Informatics Education, Ltd.	1,339,000	50,920
#InnoTek, Ltd.	613,000	116,806
*Intraco, Ltd.	608,500	109,933
IPC Corp., Ltd.	1,512,000	120,557
Isetan (Singapore), Ltd.	122,500	289,749
*Jadason Enterprises, Ltd.	1,108,000	73,030
*Jasper Investments, Ltd.	90,680	9,085
#Jaya Holdings, Ltd.	2,265,000	780,428
*JK Yaming International Holdings, Ltd.	907,000	236,337
#Jurong Technologies Industrial Corp., Ltd.	2,227,680	38,698
K1 Ventures, Ltd.	5,227,500	579,113
#Keppel Land, Ltd.	1,450,000	2,677,552
Keppel Telecommunications and Transportation, Ltd.	1,757,800	1,854,532

1201

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Khong Guan Flour Milling, Ltd.	38,000	$29,992
Kian Ann Engineering, Ltd.	1,302,000	153,740
Kian Ho Bearings, Ltd.	781,500	78,739
Kim Eng Holdings, Ltd.	1,361,620	1,898,238
Koh Brothers Group, Ltd.	1,494,000	270,340
#KS Energy Services, Ltd.	498,000	449,463
*L & M Group Investments, Ltd.	7,107,100	24,692
Lafe Corp., Ltd.	1,234,800	68,829
*LanTroVision (S), Ltd.	5,028,750	139,686
LC Development, Ltd.	2,041,254	304,706
Lee Kim Tah Holdings, Ltd.	1,600,000	500,295
Lion Asiapac, Ltd.	473,000	70,472
Low Keng Huat Singapore, Ltd.	2,232,000	450,210
Lum Chang Holdings, Ltd.	1,134,030	208,820
*Manhattan Resources, Ltd.	668,000	273,491
*Manufacturing Integration Technology, Ltd.	588,000	38,815
#*Mediaring.Com, Ltd.	4,262,500	399,194
Memtech International, Ltd.	1,322,000	83,119
Metro Holdings, Ltd.	1,994,960	912,689
#Midas Holdings, Ltd.	1,530,000	919,168
*Mirach Energy, Ltd.	460,000	20,711
Miyoshi Precision, Ltd.	553,500	47,960
MobileOne, Ltd.	1,794,000	2,090,831
*Multi-Chem, Ltd.	1,263,000	127,252
#*Neptune Orient Lines, Ltd.	1,039,500	1,198,929
Nera Telecommunications, Ltd.	1,272,000	269,432
New Toyo International Holdings, Ltd.	1,043,000	134,125
NSL, Ltd.	414,000	385,475
Olam International, Ltd.	900,000	1,586,181
*Orchard Parade Holdings, Ltd.	956,022	662,803
*Osim International, Ltd.	964,000	331,863
Ossia International, Ltd.	750,554	72,577
*Overseas Union Enterprise, Ltd.	80,000	583,383
Pan Pacific Hotels Group, Ltd.	1,687,500	1,711,987
Pan-United Corp., Ltd.	2,060,000	778,461
#Parkway Holdings, Ltd.	1,326,133	1,925,065
PCI, Ltd.	734,000	152,660
*Penguin International, Ltd.	400,000	34,889
Pertama Holdings, Ltd.	459,750	86,254
#Petra Foods, Ltd.	881,000	520,161
Popular Holdings, Ltd.	2,719,500	311,810
*PSC Corp., Ltd.	1,973,419	294,450
QAF, Ltd.	881,000	268,406
Qian Hu Corp., Ltd.	674,600	65,758
#Raffles Education Corp., Ltd.	3,773,893	1,701,184
Rotary Engineering, Ltd.	1,703,600	1,209,971
San Teh, Ltd.	1,006,087	209,332
SBS Transit, Ltd.	962,500	1,182,731
*SC Global Developments, Ltd.	42,000	43,994
Sim Lian Group, Ltd.	1,380,000	441,443
*Sing Holdings, Ltd.	36,666	6,759
Sing Investments & Finance, Ltd.	198,450	171,298
#Singapore Land, Ltd.	148,000	539,585
Singapore Petroleum Co., Ltd.	799,000	3,460,315
Singapore Post, Ltd.	3,567,900	2,229,792
Singapore Reinsurance Corp., Ltd.	1,864,530	319,577
Singapore Shipping Corp., Ltd.	1,765,000	349,484
Singapura Finance, Ltd.	174,062	157,224
Sinwa, Ltd.	259,000	45,836
SMB United, Ltd.	2,010,000	293,247
SMRT Corp., Ltd.	1,421,000	1,677,128

1202

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*SP Corp., Ltd.	454,000	$17,351
SSH Corp., Ltd.	1,307,000	176,828
Stamford Land Corp., Ltd.	2,946,000	777,005
Straco Corp., Ltd.	130,000	10,388
#Straits Asia Resources, Ltd.	1,380,000	2,040,672
*Sunningdale Tech, Ltd.	10,871,000	826,671
*Sunright, Ltd.	378,000	39,398
Superbowl Holdings, Ltd.	980,000	123,041
Superior Multi-Packaging, Ltd.	490,500	32,379
*Swiber Holdings, Ltd.	801,000	539,134
Tat Hong Holdings, Ltd.	1,169,000	874,904
*Thakral Corp., Ltd.	6,028,000	272,401
#Tiong Woon Corp. Holding, Ltd.	1,060,000	393,530
Transcu Group, Ltd.	265,000	41,385
Trek 2000 International, Ltd.	1,004,000	111,430
*TT International, Ltd.	480	10
UMS Holdings, Ltd.	941,000	111,189
#United Engineers, Ltd.	829,666	990,449
United Envirotech, Ltd.	352,000	36,605
United Industrial Corp., Ltd.	404,000	524,101
United Overseas Insurance, Ltd.	188,250	371,100
*United Pulp & Paper Co., Ltd.	708,000	56,500
UOB-Kay Hian Holdings, Ltd.	1,585,000	1,707,022
UOL Group, Ltd.	774,000	1,878,720
Venture Corp., Ltd.	504,000	3,342,717
Vicom, Ltd.	120,000	155,671
WBL Corp., Ltd.	600,000	1,666,445
Wheelock Properties, Ltd.	1,207,000	1,517,576
Wing Tai Holdings, Ltd.	1,619,000	1,943,888
Xpress Holdings, Ltd.	3,079,000	181,670
#Yangzijiang Shipbuilding Holdings, Ltd.	3,425,000	2,126,982
#Yanlord Land Group, Ltd.	399,000	742,363
#Yellow Pages (Singapore), Ltd.	299,000	95,172
YHI International, Ltd.	1,174,000	179,297
Yoma Strategic Holdings, Ltd.	132,000	7,338
Yongnam Holdings, Ltd.	1,970,000	390,395
*Zhongguo Jilong, Ltd.	249,876	7,680

TOTAL SINGAPORE		107,511,154

TOTAL COMMON STOCKS		606,734,651

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	334,417	183,247

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Havilah Resources NL Warrants 04/30/10	2,017	59
*ICSGlobal, Ltd. Rights 08/14/09	46,222	155
*UXC, Ltd. Options 03/31/10	94,269	19,710

TOTAL AUSTRALIA		19,924

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	—
*Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*Hop Hing Group Holdings, Ltd. Warrants 05/31/13	158,464	4,140
*ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*Lippo, Ltd. Warrants 07/04/11	82,470	4,789
*Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—

1203

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*South China (China), Ltd. Rights 09/06/10	1,124,000	$91,370

TOTAL HONG KONG		107,566

SINGAPORE — (0.0%)
*Compact Metal Industries, Ltd. Rights 08/13/09	192,900	670
*Qian Hu Corp., Ltd. Rights 09/19/10	204,100	15,246

TOTAL SINGAPORE		15,916

TOTAL RIGHTS/WARRANTS		143,406

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $3,065,000 FNMA 5.00%, 06/01/23, valued at $2,609,396) to be repurchased at $2,569,041	$2,569	2,569,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.5%)
§@DFA Short Term Investment Fund LP	102,920,765	102,920,765
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $841,593) to be repurchased at $825,105	$825	825,091

TOTAL SECURITIES LENDING COLLATERAL		103,745,856

TOTAL INVESTMENTS — (100.0%) (Cost $726,977,389)##		$713,376,160

1204

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$558,031	$319,819,466	—	$320,377,497
Hong Kong	998,505	134,835,923	—	135,834,428
Malaysia	—	3,662	—	3,662
New Zealand	—	43,007,910	—	43,007,910
Singapore	1,556,273	105,954,881	—	107,511,154
Preferred Stocks
Australia	—	183,247	—	183,247
Rights/Warrants
Australia	213	19,711	—	19,924
Hong Kong	100,299	7,267	—	107,566
Singapore	15,246	670	—	15,916
Temporary Cash Investments	—	2,569,000	—	2,569,000
Securities Lending Collateral	—	103,745,856	—	103,745,856

TOTAL	$3,228,567	$710,147,593	—	$713,376,160

1205

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (98.3%)
Consumer Discretionary — (20.3%)
4imprint Group P.L.C.	96,735	$173,513
Aegis Group P.L.C.	3,311,021	4,560,515
Aga Rangemaster Group P.L.C.	288,143	620,905
Arena Leisure P.L.C.	1,372,024	612,272
Bellway P.L.C.	406,536	4,994,277
*Berkeley Group Holdings P.L.C. (The)	320,225	4,420,043
Bloomsbury Publishing P.L.C.	271,841	628,239
#Bovis Homes Group P.L.C.	474,842	3,667,074
Burberry Group P.L.C.	277,987	2,136,545
Caffyns P.L.C.	6,000	36,095
Carpetright P.L.C.	167,232	1,792,458
*Carphone Warehouse Group P.L.C.	359,272	1,078,147
Centaur Media P.L.C.	617,725	398,877
Chime Communications P.L.C.	211,086	423,813
*Chrysalis Group P.L.C.	107,232	111,053
Churchill China P.L.C.	30,000	113,754
Clinton Cards P.L.C.	740,506	331,830
Cosalt P.L.C.	82,921	44,130
Daily Mail & General Trust P.L.C. Series A	590,153	2,946,626
Debenhams P.L.C.	1,504,111	2,231,092
Dignity P.L.C.	255,526	2,608,736
DSG International P.L.C.	9,458,157	4,373,562
Dunelm Group P.L.C.	17,747	82,903
*eaga P.L.C.	140,286	291,361
*Enterprise Inns P.L.C.	339,842	809,707
Euromoney Institutional Investor P.L.C.	327,218	1,243,000
#Findel P.L.C.	377,636	222,795
*Forminster P.L.C.	43,333	2,714
French Connection Group P.L.C.	373,475	278,317
Fuller Smith & Turner P.L.C.	129,026	981,662
Future P.L.C.	1,324,863	420,297
*Galiform P.L.C.	45,000	41,323
Game Group P.L.C.	1,441,697	3,538,457
#*Games Workshop Group P.L.C.	101,889	473,968
*GKN P.L.C.	905,196	1,551,799
Greene King P.L.C.	678,286	4,793,087
Halfords Group P.L.C.	840,460	4,891,771
Haynes Publishing Group P.L.C.	14,703	36,176
Headlam Group P.L.C.	330,383	1,424,632
Henry Boot P.L.C.	426,786	528,620
#HMV Group P.L.C.	1,627,244	2,963,180
Holidaybreak P.L.C.	205,158	891,323
Hornby P.L.C.	154,220	426,816
Huntsworth P.L.C.	795,153	777,209
Inchcape P.L.C.	966,534	444,070
*Informa P.L.C.	1,012,475	4,050,098
*ITV P.L.C.	1,921,216	1,290,494
J.D. Wetherspoon P.L.C.	483,984	3,654,909
JD Sports Fashion P.L.C.	122,850	977,443
JJB Sports P.L.C.	750,992	344,445
John Menzies P.L.C.	244,534	738,743
Kesa Electricals P.L.C.	2,031,662	4,424,649
Ladbrokes P.L.C.	1,188,699	3,483,794
Laura Ashley Holdings P.L.C.	2,806,720	669,039
Lookers P.L.C.	1,263,815	1,151,030
Luminar Group Holdings P.L.C.	260,932	653,396
#Manganese Bronze Holdings P.L.C.	68,818	246,082

1206

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Marston’s P.L.C.	1,192,685	$1,848,571
Millennium and Copthorne Hotels P.L.C.	572,461	2,672,516
*Mitchells & Butlers P.L.C.	130,801	569,033
Mothercare P.L.C.	324,479	2,872,937
N Brown Group P.L.C.	881,741	3,413,936
Pace P.L.C.	747,903	2,695,521
#*PartyGaming P.L.C.	98,960	423,308
Pendragon P.L.C.	2,285,154	1,501,023
*Persimmon P.L.C.	469,979	3,534,988
#Pinewood Shepperton P.L.C.	182,105	452,905
*Rank Group P.L.C.	876,100	1,139,466
*Redrow P.L.C.	626,857	2,005,856
Restaurant Group P.L.C.	732,507	1,953,693
Rightmove P.L.C.	236,332	1,648,471
Smiths News P.L.C.	674,129	1,296,426
*Sportech P.L.C.	329,794	430,183
Sports Direct International P.L.C.	383,193	563,671
St. Ives Group P.L.C.	436,379	340,851
*Stylo P.L.C.	64,096	5,086
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
Ted Baker P.L.C.	161,086	1,004,798
*Topps Tiles P.L.C.	761,166	1,084,403
Trinity Mirror P.L.C.	47,137	64,492
United Business Media P.L.C.	864,643	6,130,601
UTV Media P.L.C.	217,432	231,459
Vitec Group P.L.C. (The)	160,303	750,154
*Wagon P.L.C.	237,979	7,672
WH Smith P.L.C.	588,205	4,181,045
Whitbread P.L.C.	136,622	1,977,573
William Hill P.L.C.	1,297,070	3,978,201
Wilmington Group P.L.C.	346,234	700,861
*Yell Group P.L.C.	1,192,528	611,564

Total Consumer Discretionary		137,194,129

Consumer Staples — (4.3%)
A.G. Barr P.L.C.	64,286	1,393,066
Anglo-Eastern Plantations P.L.C.	108,333	618,779
Britvic P.L.C.	567,955	3,234,601
Cranswick P.L.C.	174,592	1,735,760
Dairy Crest Group P.L.C.	520,119	2,858,273
Devro P.L.C.	605,749	1,039,664
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	395,967	2,607,809
McBride P.L.C.	781,394	1,908,582
Northern Foods P.L.C.	1,936,149	1,985,157
*Premier Foods P.L.C.	3,586,651	2,315,686
PZ Cussons P.L.C.	1,348,567	5,406,452
R.E.A. Holdings P.L.C.	49,233	350,351
Robert Wiseman Dairies P.L.C.	224,570	1,533,972
Tate & Lyle P.L.C.	151,298	927,937
Thorntons P.L.C.	313,060	458,885
#*Uniq P.L.C.	463,373	222,361
Young & Co.’s Brewery P.L.C.	40,000	266,152
Young & Co.’s Brewery P.L.C. Series A	20,936	160,791

Total Consumer Staples		29,024,278

Energy — (6.6%)
Anglo Pacific Group P.L.C.	426,647	1,211,976
*Dana Petroleum P.L.C.	326,327	7,449,237
*Emerald Energy P.L.C.	214,462	2,234,134
*Fortune Oil P.L.C.	5,889,851	682,817

1207

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Hardy Oil & Gas P.L.C.	46,779	$257,564
*Heritage Oil P.L.C.	200,262	1,820,115
Hunting P.L.C.	448,514	3,120,822
James Fisher & Sons P.L.C.	189,802	1,339,309
JKX Oil and Gas P.L.C.	483,996	1,859,176
John Wood Group P.L.C.	433,329	1,930,891
Melrose Resources P.L.C.	346,959	1,754,378
#*Premier Oil P.L.C.	320,409	6,619,115
*Salamander Energy P.L.C.	274,153	914,167
*Soco International P.L.C.	258,739	5,587,739
*UK Coal P.L.C.	573,596	1,125,800
Venture Production P.L.C.	442,513	6,163,687
Wellstream Holdings P.L.C.	114,781	1,043,901

Total Energy		45,114,828

Financials — (14.2%)
Aberdeen Asset Management P.L.C.	2,590,854	5,391,175
Amlin P.L.C.	1,027,564	5,706,557
Arbuthnot Banking Group P.L.C.	67,329	352,225
Ashmore Group P.L.C.	350,441	1,232,866
*BCB Holdings, Ltd.	5,979	12,117
*Beazley P.L.C.	1,047,415	1,791,047
BlueBay Asset Management P.L.C.	154,645	627,087
Brewin Dolphin Holdings P.L.C.	870,024	2,011,609
Brit Insurance Holdings P.L.C.	1,289,236	4,497,310
Capital & Regional P.L.C.	271,596	154,446
Catlin Group, Ltd.	977,375	5,046,475
Charles Stanley Group P.L.C.	123,753	499,760
Charles Taylor Consulting P.L.C.	139,215	441,218
Chesnara P.L.C.	171,258	443,546
Close Brothers Group P.L.C.	481,680	5,560,651
Daejan Holdings P.L.C.	36,248	1,189,048
Development Securities P.L.C.	199,059	952,594
#DTZ Holdings P.L.C.	220,478	248,506
Evolution Group P.L.C.	1,150,083	2,567,562
*F&C Asset Management P.L.C.	554,000	678,388
Friends Provident Group P.L.C.	23,320	27,254
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	11,344
Hardy Underwriting Group P.L.C.	153,854	682,042
Hargreaves Lansdown P.L.C.	353,836	1,278,929
Helical Bar P.L.C.	386,959	2,198,841
#Henderson Group P.L.C.	2,936,019	5,166,150
Hiscox, Ltd.	1,535,730	7,762,046
IG Group Holdings P.L.C.	1,256,927	6,325,103
*Industrial & Commercial Holdings P.L.C.	5,000	125
#Intermediate Capital Group P.L.C.	326,494	1,059,067
International Personal Finance P.L.C.	883,513	1,979,983
*IP Group P.L.C.	250,011	167,299
Jardine Lloyd Thompson Group P.L.C.	663,478	4,798,651
Liontrust Asset Management P.L.C.	129,935	242,157
#*LSL Property Services P.L.C.	131,485	351,708
*MWB Group Holdings P.L.C.	379,622	329,681
Novae Group P.L.C.	234,668	1,159,843
Park Group P.L.C.	166,600	56,935
#Provident Financial P.L.C.	485,695	6,545,764
Quintain Estates & Development P.L.C.	288,516	398,109
Rathbone Brothers P.L.C.	159,131	1,991,631
Rensburg Sheppards P.L.C.	168,448	1,489,189
*Rutland Trust P.L.C.	85,288	95,455
S&U P.L.C.	21,140	112,937

1208

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Savills P.L.C.	449,406	$2,513,012
*Shellproof, Ltd.	1,156	579
Shore Capital Group P.L.C.	1,193,004	549,380
St. James’s Place P.L.C.	712,044	2,156,074
St. Modwen Properties P.L.C.	674,686	2,285,431
Tullett Prebon P.L.C.	757,461	4,499,065
Unite Group P.L.C.	162,494	342,063

Total Financials		95,980,034

Health Care — (3.5%)
#*Alizyme P.L.C.	660,805	44,154
*Antisoma P.L.C.	2,024,536	991,483
*Ark Therapeutics Group P.L.C.	638,344	511,436
Assura Group, Ltd.	48,153	24,721
*Axis-Shield P.L.C.	223,504	1,288,517
Biocompatibles International P.L.C.	147,081	441,001
Bioquell P.L.C.	90,893	218,652
*BTG P.L.C.	730,460	2,190,498
Care UK P.L.C.	199,792	1,054,360
Consort Medical P.L.C.	116,271	747,548
Corin Group P.L.C.	151,637	167,239
Dechra Pharmaceuticals P.L.C.	201,204	1,462,283
Genetix Group P.L.C.	151,246	152,116
Genus P.L.C.	157,057	1,343,615
Goldshield Group P.L.C.	119,590	678,634
Hikma Pharmaceuticals P.L.C.	430,418	3,129,996
Nestor Healthcare Group P.L.C.	443,850	203,433
*Oxford Biomedica P.L.C.	2,123,042	380,761
*Prostrakan Group P.L.C.	38,359	68,794
*Renovo Group P.L.C.	95,255	41,396
#*SkyePharma P.L.C.	55,765	102,672
*Southern Cross Healthcare, Ltd.	195,059	439,573
SSL International P.L.C.	745,205	7,044,332
*Synergy Health P.L.C.	8,101	67,055
*Vectura Group P.L.C.	1,009,075	1,314,448
*William Ransom & Son P.L.C.	30,000	2,260

Total Health Care		24,110,977

Industrials — (31.6%)
*AEA Technology P.L.C.	539,970	283,034
Aggreko P.L.C.	583,754	5,337,429
Air Partner P.L.C.	37,086	338,140
Alumasc Group P.L.C.	131,547	197,058
Arriva P.L.C.	630,725	4,572,344
Ashtead Group P.L.C.	1,976,882	2,031,248
Atkins WS P.L.C.	425,663	4,526,216
*Autologic Holdings P.L.C.	96,590	50,852
Babcock International Group P.L.C.	853,247	6,709,549
Balfour Beatty P.L.C.	68,723	351,123
BBA Aviation P.L.C.	1,204,134	2,722,873
Bodycote P.L.C.	722,295	1,723,006
Braemar Shipping Services P.L.C.	81,108	440,838
Brammer P.L.C.	185,266	371,745
*British Airways P.L.C.	92,560	218,116
BSS Group P.L.C.	489,152	2,120,719
Business Post Group P.L.C.	198,762	914,004
Camellia P.L.C.	2,437	280,752
Carillion P.L.C.	1,523,518	6,625,233
Carr’s Milling Industries P.L.C.	35,330	257,043
*Carter & Carter Group P.L.C.	122,848	—
Castings P.L.C.	162,757	424,340

1209

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Charter International P.L.C.	626,781	$5,869,202
Chemring Group P.L.C.	128,869	4,365,131
Chloride Group P.L.C.	1,025,093	2,436,979
*Clarkson P.L.C.	68,229	725,391
Communisis P.L.C.	561,133	159,153
Connaught P.L.C.	319,006	2,018,573
Cookson Group P.L.C.	113,126	588,306
Costain Group P.L.C.	1,269,584	583,495
*Danka Business Systems P.L.C.	1,029,605	34,914
Davis Service Group P.L.C.	670,430	3,771,243
De la Rue P.L.C.	387,017	5,383,062
Dewhurst P.L.C.	9,000	34,278
*easyJet P.L.C.	548,462	2,769,270
Eleco P.L.C.	80,000	51,451
Fenner P.L.C.	671,987	1,089,859
Forth Ports P.L.C.	175,092	2,881,193
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	1,434,295	1,321,875
Go-Ahead Group P.L.C.	169,568	3,407,091
Hampson Industries P.L.C.	430,496	452,786
Hays P.L.C.	5,101,389	8,120,264
#Helphire P.L.C.	1,050,597	650,022
Hogg Robinson Group P.L.C.	103,893	39,013
Homeserve P.L.C.	228,007	5,235,314
Hyder Consulting P.L.C.	168,297	421,324
IMI P.L.C.	1,192,232	6,774,098
*Impellam Group P.L.C.	35,258	15,907
Interserve P.L.C.	498,625	1,633,780
Intertek Group P.L.C.	539,854	9,378,757
Invensys P.L.C.	472,034	2,035,351
ITE Group P.L.C.	1,190,261	1,914,009
J. Smart & Co. (Contractors) P.L.C.	22,500	121,328
Keller Group P.L.C.	272,633	2,912,862
Kier Group P.L.C.	141,688	2,147,440
Latchways P.L.C.	41,288	399,811
Lavendon Group P.L.C.	175,529	422,469
Lincat Group P.L.C.	14,452	98,864
Low & Bonar P.L.C.	763,541	417,106
Management Consulting Group P.L.C.	1,026,246	411,386
Meggitt P.L.C.	1,481,239	4,448,107
Melrose P.L.C.	944,503	1,817,406
Michael Page International P.L.C.	1,235,568	6,229,220
Mitie Group P.L.C.	1,208,230	4,784,663
*MJ Gleeson Group P.L.C.	195,875	230,061
Morgan Crucible Co. P.L.C.	1,158,902	2,493,464
Morgan Sindall P.L.C.	161,485	1,670,013
Mouchel Group P.L.C.	469,006	1,247,024
MS International P.L.C.	50,000	174,655
National Express Group P.L.C.	487,807	2,753,005
#Northgate P.L.C.	285,327	59,661
PayPoint P.L.C.	87,747	718,389
PV Crystalox Solar P.L.C.	597,857	814,003
Qinetiq P.L.C.	2,172,472	4,901,491
Regus P.L.C.	3,224,833	3,757,316
*Renold P.L.C.	250,995	93,677
*Rentokil Initial P.L.C.	1,708,492	2,769,318
Ricardo P.L.C.	222,000	838,121
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	392,488	983,184
ROK P.L.C.	723,316	603,387
RPS Group P.L.C.	788,615	2,517,089

1210

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Scott Wilson Group P.L.C.	51,118	$53,751
Senior P.L.C.	1,671,692	1,125,005
Severfield-Rowen P.L.C.	351,952	1,036,420
Shanks Group P.L.C.	1,642,693	2,112,694
SIG P.L.C.	1,233,586	2,507,567
Speedy Hire P.L.C.	178,122	104,130
Spirax-Sarco Engineering P.L.C.	304,500	4,671,081
Spring Group P.L.C.	596,238	368,584
Stagecoach Group P.L.C.	650,806	1,474,039
Sthree P.L.C.	269,551	962,176
#T. Clarke P.L.C.	148,717	285,067
Tarsus Group P.L.C.	212,372	353,583
Tomkins P.L.C.	3,177,919	9,414,937
Travis Perkins P.L.C.	410,292	5,583,731
Tribal Group P.L.C.	132,810	175,240
Trifast P.L.C.	359,985	151,961
Ultra Electronics Holdings P.L.C.	267,145	5,092,082
Umeco P.L.C.	196,406	666,094
#*Volex Group P.L.C.	241,088	274,049
Vp P.L.C.	167,463	452,927
VT Group P.L.C.	677,021	5,316,154
Weir Group P.L.C. (The)	346,928	3,168,233
White Young Green P.L.C.	128,318	50,431
Wincanton P.L.C.	479,763	1,499,250
WSP Group P.L.C.	262,651	1,202,045
XP Power, Ltd.	73,546	273,414

Total Industrials		213,865,918

Information Technology — (13.0%)
Acal P.L.C.	104,729	199,546
*Alphameric P.L.C.	127,141	59,447
*Alterian P.L.C.	179,139	448,710
Anite P.L.C.	1,166,924	520,901
ARM Holdings P.L.C.	4,708,219	9,928,203
Aveva Group P.L.C.	275,408	3,721,653
Computacenter P.L.C.	423,790	1,559,273
#*CSR P.L.C.	342,508	2,443,411
Dialight P.L.C.	111,362	308,984
Dicom Group P.L.C.	317,667	783,180
Dimension Data Holdings P.L.C.	5,615,130	5,651,923
Diploma P.L.C.	459,990	1,048,000
Domino Printing Sciences P.L.C.	456,398	1,847,440
E2V Technologies P.L.C.	247,588	215,322
Electrocomponents P.L.C.	1,576,293	3,913,401
Fidessa Group P.L.C.	130,344	2,629,491
*Gresham Computing P.L.C.	204,631	154,034
Halma P.L.C.	1,486,473	4,744,706
*Imagination Technologies Group P.L.C.	882,944	2,467,648
Innovation Group P.L.C.	2,537,718	444,252
*Intec Telecom Systems P.L.C.	1,201,847	1,766,513
Kewill P.L.C.	368,863	480,733
Laird P.L.C.	697,371	2,022,102
Logica P.L.C.	2,944,148	4,983,407
Micro Focus International P.L.C.	452,097	3,049,912
Misys P.L.C.	1,982,492	6,006,832
Morse P.L.C.	367,208	189,725
Oxford Instruments P.L.C.	193,856	510,995
Phoenix IT Group, Ltd.	197,369	717,600
Premier Farnell P.L.C.	1,379,926	3,303,943
Psion P.L.C.	499,513	554,677
Raymarine P.L.C.	249,080	51,511

1211

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Renishaw P.L.C.	184,971	$1,252,654
RM P.L.C.	363,499	1,002,659
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	352,833	5,255,202
*Scipher P.L.C.	34,563	650
*SDL P.L.C.	333,680	1,993,650
Spectris P.L.C.	499,879	4,652,394
Spirent Communications P.L.C.	2,766,948	3,236,834
TT electronics P.L.C.	595,193	407,492
Vislink P.L.C.	588,460	260,702
*Wolfson Microelectronics P.L.C.	493,841	1,041,269
Xaar P.L.C.	220,887	345,034
Xchanging P.L.C.	541,322	1,737,093

Total Information Technology		87,913,108

Materials — (3.7%)
British Polythene Industries P.L.C.	102,332	314,423
Carclo P.L.C.	214,230	362,536
Croda International P.L.C.	484,717	4,671,578
Delta P.L.C.	591,338	1,234,973
DS Smith P.L.C.	1,591,931	2,001,118
Elementis P.L.C.	1,858,096	976,811
Filtrona P.L.C.	704,266	1,520,308
*Gem Diamonds, Ltd.	3,895	12,801
Hill & Smith Holdings P.L.C.	275,101	1,103,406
Hochschild Mining P.L.C.	194,546	811,904
*Inveresk P.L.C.	125,000	3,341
Marshalls P.L.C.	658,597	1,075,917
Mondi P.L.C.	855,031	3,785,892
*Peter Hambro Mining P.L.C.	81,389	889,230
Porvair P.L.C.	158,128	183,510
RPC Group P.L.C.	404,286	1,509,826
Victrex P.L.C.	321,880	3,501,969
Yule Catto & Co. P.L.C.	505,169	970,071
Zotefoams P.L.C.	96,852	91,529

Total Materials		25,021,143

Telecommunication Services — (0.7%)
*COLT Telecom Group SA	1,213,428	2,257,223
Kcom Group P.L.C.	2,504,455	1,203,322
Telecom Plus P.L.C.	257,500	1,209,474

Total Telecommunication Services		4,670,019

Utilities — (0.4%)
Dee Valley Group P.L.C.	12,109	170,049
Drax Group P.L.C.	81,042	542,078
Hydro International P.L.C.	27,669	44,825
Northumbrian Water Group P.L.C.	506,401	1,975,702
Pennon Group P.L.C.	10,772	82,153

Total Utilities		2,814,807

TOTAL COMMON STOCKS		665,709,241

RIGHTS/WARRANTS — (0.2%)
*Development Securities P.L.C. Rights 2009	123,729	591,115
*Findel P.L.C. Rights 08/10/09	906,326	230,881
*Northgate P.L.C. Rights 08/11/09	2,853,270	262,144
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		1,084,140

1212

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $130,000 FNMA 5.00%, 06/01/23, valued at $110,676) to be repurchased at $106,002	$106	$106,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (1.5%)
§@DFA Short Term Investment Fund LP	6,472,278	$6,472,278
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $3,585,233) to be repurchased at $3,514,993	$3,515	3,514,934

TOTAL SECURITIES LENDING COLLATERAL		9,987,212

TOTAL INVESTMENTS — (100.0%) (Cost $802,836,013)##		$676,886,593

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$137,194,129	—	$137,194,129
Consumer Staples	—	29,024,278	—	29,024,278
Energy	—	45,114,828	—	45,114,828
Financials	—	95,980,034	—	95,980,034
Health Care	—	24,110,977	—	24,110,977
Industrials	$34,278	213,831,640	—	213,865,918
Information Technology	—	87,913,108	—	87,913,108
Materials	—	25,021,143	—	25,021,143
Telecommunication Services	—	4,670,019	—	4,670,019
Utilities	—	2,814,807	—	2,814,807
Rights/Warrants	262,144	821,996	—	1,084,140
Temporary Cash Investments	—	106,000	—	106,000
Securities Lending Collateral	—	9,987,212	—	9,987,212

TOTAL	$296,422	$676,590,171	—	$676,886,593

1213

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.5%)
AUSTRIA — (2.6%)
Agrana Beteiligungs AG	16,794	$1,273,460
Andritz AG	116,739	5,122,505
*A-TEC Industries AG	21,828	283,513
Austria Email AG	715	4,654
*Austrian Airlines AG	130,038	794,203
BKS Bank AG	3,120	78,266
#*BWIN Interactive Entertainment AG	79,165	3,245,447
BWT AG	27,601	566,760
#*CA Immobilien Anlagen AG	130,641	1,134,111
*Christ Water Technology AG	24,819	86,594
Constantia Packaging AG	18,095	680,485
*Conwert Immobilien Invest AG	48,984	439,529
EVN AG	36,696	613,134
*Eybl International AG	16,503	18,582
#Flughafen Wien AG	39,948	1,547,075
*Frauenthal Holding AG	12,084	103,718
#*Intercell AG	104,732	3,841,495
Josef Manner & Co. AG	870	55,087
Lenzing AG	4,701	1,188,167
Mayr-Melnhof Karton AG	33,664	3,158,219
Oberbank AG	35,740	2,200,843
#Oesterreichischen Post AG	98,332	3,015,504
#Palfinger AG	45,976	778,390
#*RHI AG	93,231	1,975,284
Rosenbauer International AG	11,816	457,449
*S&T System Integration & Technology Distribution AG	6,404	76,487
Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,148,008
#*Sparkassen Immobilien AG	58,185	352,660
Strabag SE	95,319	2,321,459
UBM Realitaetenentwicklung AG	1,440	55,528
#Uniqa Versicherungen AG	157,096	3,003,606
Voestalpine AG	65,130	1,806,700
*Warimpex Finanz und Beteiligungs AG	3,832	11,488
Wolford AG	11,165	127,763
*Zumtobel AG	76,175	819,574

TOTAL AUSTRIA		42,385,747

BELGIUM — (3.5%)
Ackermans & van Haaren NV	81,854	5,732,382
*Agfa Gevaert NV	368,855	1,140,383
Banque Nationale de Belgique	952	3,422,720
*Barco NV	53,143	2,359,074
Bekaert SA	56,746	7,070,057
Co.Br.Ha Societe Commerciale de Brasserie SA	115	231,439
Compagnie d’Entreprises CFE	40,394	1,798,100
*Compagnie du Bois Sauvage SA	87	11
Compagnie Immobiliere de Belgique SA	10,535	300,164
#Compagnie Maritime Belge SA	61,365	1,991,689
#*Deceuninck NV	61,853	179,442
*Devgen	219	2,310
D’Ieteren SA NV	12,852	2,777,875
Duvel Moorgat SA	8,904	519,827
Econocom Group SA	65,485	689,252
Elia System Operator SA NV	112,393	4,230,523
Euronav SA	86,793	1,718,404
EVS Broadcast Equipment SA	13,059	757,370

1214

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Exmar NV	76,531	$1,123,067
Floridienne SA	2,033	268,300
Henex	7,487	364,317
Image Recognition Integrated Systems (I.R.I.S.)	6,284	447,107
*International Brachtherapy SA	35,773	192,604
Ion Beam Applications SA	67,020	620,072
Jensen-Group NV	12,030	92,840
Kinepolis Group NV	4,534	147,414
Lotus Bakeries SA	1,361	555,898
#Melexis NV	88,696	647,687
*Nyrstar NV	34,447	300,911
Omega Pharma SA	83,442	2,627,064
*Picanol	16,620	46,881
#*RealDolmen NV	6,066	141,964
Recticel SA	52,387	270,115
*Resilux	4,095	203,725
Rosier SA	655	260,069
*Roularta Media Group NV	3,344	67,060
SAPEC SA (4775951)	3,531	394,704
*SAPEC SA (5389544)	75	398
Sioen Industries NV	52,140	282,841
*Sipef NV	24,100	1,105,346
*Spector Photo Group SA	11,235	13,927
*Systemat-Datarelay SA	26,232	169,848
#*Telenet Group Holding NV	148,890	3,416,105
Ter Beke NV	2,281	139,601
Tessenderlo Chemie NV	90,268	3,170,754
Umicore	129,634	3,384,754
Unibra SA	1,600	319,836
Van De Velde NV	27,632	1,098,601
*VPK Packaging Group SA	13,057	345,998

TOTAL BELGIUM		57,140,830

DENMARK — (2.3%)
*Aarhus Lokalbank A.S.	8,030	85,650
*Aktieselskabet Roskilde Bank A.S.	32,685	2,190
*Aktieselskabet Skjern Bank A.S.	3,276	100,297
#Alk-Abello A.S.	14,179	1,087,939
*Alm. Brand A.S.	27,560	530,441
#*Amagerbanken A.S.	32,395	332,281
Ambu A.S.	22,100	409,690
Arkil Holdings A.S. Series B	780	116,984
Auriga Industries A.S. Series B	46,057	890,383
Bang & Olufsen Holdings A.S.	91,461	765,876
*Bavarian Nordic A.S.	17,176	764,294
#BoConcept Holding A.S.	5,650	80,753
*Brodrene Hartmann A.S. Series B	11,730	162,390
*Brondbyernes IF Fodbold A.S. Series B	15,450	99,995
D/S Norden A.S.	42,111	1,502,952
*Dalhoff, Larson & Horneman A.S. Series B	32,000	141,083
*Dantherm Holding A.S.	13,100	67,638
*DFDS A.S.	11,236	537,556
*DiBa Bank A.S.	2,300	32,161
*Djursland Bank A.S.	8,970	283,641
East Asiatic Co., Ltd. A.S.	52,687	1,937,582
F.E. Bording A.S.	600	65,286
*Fionia Holding A.S.	17,880	109,511
Fluegger A.S. Series B	4,198	204,514
*GN Store Nord A.S.	517,039	2,486,635
*GPV Industi A.S.	2,200	12,632
#*Greentech Energy Systems A.S.	39,400	200,084

1215

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Gronlandsbanken	768	$56,551
*H&H International A.S. Series B	1,920	109,956
Harboes Bryggeri A.S.	10,250	234,444
Hojgaard Holding A.S. Series B	2,750	80,795
IC Companys A.S.	33,305	649,826
*Incentive A.S.	3,575	12,659
Jeudan A.S.	2,516	206,757
*Jyske Bank A.S.	55,009	2,027,315
*Lan & Spar Bank A.S.	5,150	275,515
*Lastas A.S. Series B	11,200	98,377
*Lollands Bank A.S.	750	25,191
*Maconomy Corp. A.S.	7,833	9,358
#*Mols-Linien A.S.	27,490	328,207
#*NeuroSearch A.S.	42,054	926,765
#*NKT Holding A.S.	55,737	2,125,598
*Nordjyske Bank A.S.	17,600	411,096
*Norresundby Bank A.S.	7,350	217,049
*Ostjydsk Bank A.S.	2,554	157,191
*Parken Sport & Entertainment A.S.	8,234	866,869
Per Aarsleff A.S. Series B	5,975	690,829
#*Ringkjoebing Landbobank A.S.	14,890	1,470,646
Roblon A.S. Series B	540	60,475
Rockwool International A.S.	3,021	235,781
*Royal Unibrew A.S.	12,465	231,923
*RTX Telecom A.S.	303	462
*Salling Bank A.S.	910	71,779
*Sanistal A.S. Series B	4,051	66,929
Satair A.S.	8,525	223,284
Schouw & Co. A.S.	70,768	1,227,086
SimCorp A.S.	16,263	2,795,034
*Sjaelso Gruppen A.S.	25,373	109,540
*SKAKO Industries A.S.	5,130	49,696
Solar Holdings A.S. Series B	3,694	148,523
*Sondagsavisen A.S.	36,665	173,126
*Spar Nord Bank A.S.	115,369	1,231,211
*Sparbank	10,930	219,119
*Sparekassen Faaborg A.S.	1,972	310,927
*Sydbank A.S.	140,905	3,550,097
Thrane & Thrane A.S.	9,883	288,924
Tivoli A.S.	969	615,116
*TK Development A.S.	91,681	436,315
*TopoTarget A.S.	51,469	24,777
#Torm A.S.	69,423	704,128
*Vestfyns Bank A.S.	680	66,662
*Vestjysk Bank A.S.	24,162	431,507

TOTAL DENMARK		37,263,853

FINLAND — (6.9%)
#Ahlstrom Oyj	4,420	52,599
#*Aldata Solutions Oyj	194,535	124,846
#Alma Media Oyj	278,483	2,167,691
*Amanda Capital Oyj	67,120	162,499
#Amer Sports Oyj Series A	307,264	2,966,674
Aspo Oyj	68,141	583,358
Atria P.L.C.	2,584	39,691
Bank of Aland P.L.C.	17,663	563,944
BasWare Oyj	34,550	504,655
*Biotie Therapies Corp.	265,590	136,093
Cargotec Oyj Series B	109,737	2,058,683
Componenta Oyj	34,400	207,583
Comptel P.L.C.	324,863	315,156

1216

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Cramo Oyj	104,189	$1,174,237
Digia P.L.C.	55,020	193,614
Efore Oyj	114,965	131,180
#Elisa Oyj	276,614	5,077,921
Etteplan Oyj	62,600	261,646
*Finnair Oyj	186,376	1,116,235
*Finnlines Oyj	124,907	1,203,721
Fiskars Oyj Abp Series A	181,663	2,269,065
F-Secure Oyj	447,078	1,657,402
*GeoSentric Oyj	244,900	13,992
#Glaston Oyj Abp	131,940	205,064
HKScan Oyj Series A	72,398	912,262
Huhtamaki Oyj	338,637	3,828,732
Ilkka-Yhtyma Oyj	34,432	353,347
KCI Konecranes Oyj	243,819	6,654,513
#Kemira Oyj	248,868	3,191,719
Kesko Oyj	138,078	3,644,012
Laennen Tehtaat Oyj	18,920	331,703
Lassila & Tikanoja Oyj	117,954	2,521,685
Lemminkainen Oyj	13,072	430,912
*Metso Corp. Oyj	206,460	4,355,878
*M-Real Oyj Series B	3,798,185	3,140,350
Neomarkka Oyj	16,652	137,843
#Nokian Renkaat Oyj	325,926	6,902,345
Nordic Aluminium Oyj	10,440	193,452
Okmetic Oyj	54,904	226,314
Olvi Oyj Series A	31,354	779,175
Oriola-KD Oyj Class A	26,000	121,158
Oriola-KD Oyj Class B	94,866	443,305
Orion Oyj Series A	96,540	1,716,798
#Orion Oyj Series B	253,721	4,449,928
Outokumpu Oyj Series A	188,979	3,707,682
Outotec Oyj	36,018	854,406
PKC Group Oyj	48,390	281,575
#Pohjola Bank P.L.C.	372,375	3,860,237
*Ponsse Oyj	22,814	145,854
Poyry Oyj	180,742	2,573,611
Raisio P.L.C.	462,617	1,372,893
*Ramirent Oyj	299,709	2,415,857
Rapala VMC Oyj	113,258	661,690
Rautaruukki Oyj Series K	136,195	2,948,016
Raute Oyj Series A	10,390	106,354
Ruukki Group Oyj	303,857	740,919
#Sanoma Oyj	162,312	2,789,467
Scanfil Oyj	123,479	355,875
#*Sponda Oyj	159,511	461,630
Stockmann Oyj Abp Series A	43,914	956,216
#Stockmann Oyj Abp Series B	99,920	2,126,373
Talentum Oyj	129,629	312,869
Tecnomen Lifetree Oyj	2,061	3,056
Teleste Oyj	53,559	275,560
Tieto Oyj	277,638	4,757,750
Trainers’ House P.L.C.	107,200	90,253
Tulikivi Oyj	79,440	107,757
Turkistuottajat Oyj	8,490	96,839
#Uponor Oyj Series A	206,241	2,815,788
Vacon Oyj	43,052	1,656,925
#Vaisala Oyj Series A	39,132	1,402,127
Viking Line Abp	10,400	452,874
#Wartsila Corp. Oyj Series B	137,408	4,920,927

1217

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#YIT Oyj	120,526	$1,583,437

TOTAL FINLAND		112,357,797

FRANCE — (12.2%)
Akka Technologies SA	6,050	89,278
Ales Groupe SA	32,639	450,990
#*ALTEN	60,626	1,175,649
*Altran Technologies SA	343,804	1,013,313
#April Group SA	70,844	2,742,405
Arkema	199,362	5,723,354
Assystem	52,519	472,427
*Atos Origin SA	143,571	6,547,144
Aubay	10,285	47,696
Audika SA	21,857	586,900
*Axorys SA	11,700	—
*Baccarat SA	1,090	150,354
Banque Tarneaud SA	1,430	166,674
#Beneteau SA	176,815	2,434,189
*Bigben Interactive	7,762	71,868
bioMerieux SA	18,707	1,818,574
Boiron SA	25,156	869,844
Boizel Chanoine Champagne SA	6,006	293,787
Bonduelle SCA.	12,784	1,082,091
*Bongrain SA	14,661	884,346
#Bourbon SA	162,223	6,818,279
#*Bull SA	289,386	1,061,523
Burelle SA	3,914	334,658
*Cafom SA	5,092	51,579
Canal Plus SA	272,646	1,869,812
Carbone Lorraine SA	56,403	1,650,707
#CBo Territoria	28,320	102,957
*Cegedim SA	11,176	848,060
*Cesar SA	9,019	7,187
*Club Mediterranee SA	60,303	879,078
#*Compagnie Generale de Geophysique-Veritas SA	202,546	4,108,452
Compagnie Industrielle et Financiere D’Entreprises	1,200	69,324
*Compagnie International Andre Trigano SA	983	85,174
*CS Communication & Systemes	7,938	98,371
Damartex SA	21,236	362,361
#Delachaux SA	27,616	1,789,154
Derichebourg	562,064	1,649,424
*Dollfus Mieg & Cie SA	54,239	—
*Dynaction SA	14,655	149,226
EDF Energies Nouvelles SA	27,785	1,390,416
Electricite de Strasbourg	22,706	3,226,828
Esso S.A.F.	8,945	1,049,685
Establissements Maurel et Prom	305,061	5,284,460
Euler Hermes SA	36,906	2,178,405
*Euro Disney SCA (4320878)	89	15
#*Euro Disney SCA (B29QD14)	48,370	228,839
Exel Industries SA	10,841	386,843
*Explosifs et de Produits Chimiques	524	177,315
#*Faurecia SA	26,758	328,526
#Fimalac SA	29,963	1,584,743
Fleury Michon SA	4,694	194,148
Francois Freres (Tonnellerie) SA	3,839	150,332
Gascogne SA	6,907	225,905
Gaumont SA	14,184	787,484
#*GECI International	63,334	269,470
*Gemalto NV	161,967	6,050,850
Gevelot SA	3,584	115,294

1218

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
GFI Informatique SA	122,870	$474,531
Gifi SA	7,360	368,880
*Ginger (Groupe Ingenierie Europe)	10,523	160,785
*GL Events SA	7,882	135,577
GPE Groupe Pizzorno	5,200	122,409
Grands Moulins de Strasbourg	110	58,088
*Groupe Ares	21,994	9,404
Groupe Crit SA	24,673	498,873
#*Groupe Eurotunnel SA	186,644	1,106,891
#*Groupe Flo SA	22,019	94,219
*Groupe Go Sport SA	2,740	49,907
Groupe Gorge	18,510	178,205
Groupe Guillin SA	1,200	67,473
Groupe Open SA	27,590	212,500
#Groupe Steria SCA.	66,183	1,598,041
Guerbet SA	5,824	886,350
Guyenne et Gascogne SA	25,246	2,533,260
#*Haulotte Group SA	55,825	439,406
Havas SA	1,165,955	3,392,660
Idsud SA	2,227	92,867
*Imerys SA	39,232	2,089,936
Ingenico SA	103,297	2,163,053
Ipsen SA	22,044	1,014,472
Ipsos SA	83,610	2,181,113
#*JC Decaux SA	51,262	1,055,952
#Kaufman et Broad SA	2,387	49,861
*Korian SA	5,455	132,272
Laurent-Perrier SA	11,820	784,595
*Lectra SA	83,499	261,431
Lisi SA	16,055	777,404
#*LVL Medical Groupe SA	24,346	474,368
M6 Metropole Television	148,116	2,958,098
Maisons France Confort	1,726	57,540
#*Manitou BF SA	46,880	622,021
Manutan International SA	13,517	712,842
*MGI Coutier SA	2,753	36,590
Mr. Bricolage SA	23,846	405,385
#Naturex	8,691	309,961
Neopost SA	61,086	5,202,537
Nexans SA	92,377	6,216,108
Nexity	18,755	646,191
Norbert Dentressangle	12,330	660,431
*Oeneo	102,487	157,774
#*Orpea SA	97,899	4,648,216
*Osiatis	1,400	4,313
#PagesJaunes SA	176,681	1,904,059
Paris Orleans et Cie SA	2,660	68,219
Pierre & Vacances	15,567	1,105,379
Plastic Omnium SA	29,952	578,351
Plastivaloire SA	4,552	83,190
PSB Industries SA	8,438	167,899
Radiall SA	4,805	253,291
Rallye SA	77,113	2,265,692
*Recylex SA	35,449	364,247
#Remy Cointreau SA	74,447	2,946,204
*Rexel SA	234,965	2,579,051
*Rhodia SA	224,856	2,448,972
Robertet SA	3,167	356,446
*Rougier SA	6,120	227,192
#Rubis SA	32,177	2,617,863
#*S.T. Dupont SA	39,440	9,561

1219

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Sa des Ciments Vicat	158	$10,077
Sabeton SA	13,500	207,774
#Saft Groupe SA	42,327	1,654,085
SAMSE SA	8,545	663,399
SCOR SE	123,181	2,958,845
SEB SA	88,673	4,231,602
Sechilienne SA	56,503	2,175,699
Securidev SA	2,500	60,403
*SeLoger.com	7,108	228,416
Signaux Girod SA	894	66,065
Societe BIC SA	84,787	5,086,369
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	3,080,553
Societe Pour l’Informatique Industrielle SA	40,908	229,957
#Societe Television Francaise 1	171,170	2,642,423
*Soitec SA	107,280	939,443
*Solving Efeso International SA	2,012	4,888
Somfy SA	21,848	4,077,080
Sopra Group SA	22,982	988,446
*Sperian Protection	18,519	1,128,553
Stallergenes SA	32,698	2,329,326
STEF-TFE	28,838	1,336,527
Sucriere de Pithiviers Le Vieil	1,745	1,476,277
Synergie SA	32,941	675,947
Teleperformance SA	158,000	5,001,380
Tessi SA	5,050	299,859
*Theolia SA	86,282	454,089
#*Thomson	1,013,751	1,352,263
Toupargel Groupe	75	1,535
*UbiSoft Entertainment SA	196,028	3,347,866
Union Financiere de France Banque SA	15,895	556,045
#*Valeo SA	232,962	6,173,061
Viel et Compagnie	158,130	684,798
Vilmorin et Cie SA	18,821	1,842,295
Virbac SA	16,251	1,482,908
VM Materiaux SA	6,914	419,725
Vranken Pommery Monopole	9,594	378,735
#Wendel	12,564	499,686
#Zodiac Aerospace	105,911	4,091,753
Zueblin Immobiliere France SA	1,285	6,223

TOTAL FRANCE		199,108,548

GERMANY — (13.7%)
A.S. Creation Tapeton AG	6,853	214,233
*AAP Implantate AG	47,250	84,261
*Aareal Bank AG	678,405	9,623,550
*Abwicklungsellschaft Roesch AG	7,300	542
ADCapital AG	33,040	277,833
*Adlink Internet Media AG	69,691	398,664
Agrob AG	5,800	57,064
#Aixtron AG	259,027	4,220,885
*Aligna AG	324,899	430,434
Amadeus Fire AG	16,192	278,745
Andreae-Noris Zahn AG	26,412	885,551
Augusta Technologie AG	26,396	306,001
#Aurubis AG	150,696	5,213,685
*Axel Springer AG	877	80,038
*Baader Bank AG	138,248	483,649
#Bauer AG	4,607	165,811
Bechtle AG	39,024	760,024
Bertrandt AG	22,607	450,536
*Beta Systems Software AG	8,550	40,192

1220

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Bilfinger Berger AG	130,384	$6,859,272
*Biolitec AG	26,843	186,260
Biotest AG	21,560	1,295,322
*BKN International AG	35,508	21,707
BMP AG	45,099	58,509
#*Borussia Dortmund GmbH & Co. KGaA	208,512	309,679
*Business Media China AG	15,212	9,572
Carl Zeiss Meditec AG	36,394	510,666
*CENTROTEC Sustainable AG	41,054	476,180
#*Centrotherm Photovoltaics AG	5,094	262,706
Cewe Color Holding AG	13,917	490,962
Comdirect Bank AG	131,903	1,127,845
#*Constantin Medien AG	171,082	449,140
*CropEnergies AG	6,700	26,332
CTS Eventim AG	51,845	2,149,118
#Curanum AG	83,165	334,095
D. Logistics AG	113,203	193,527
DAB Bank AG	130,043	551,004
Data Modul AG	10,414	123,490
Demag Cranes AG	14,647	363,251
*Deutsche Euroshop AG	87,386	2,642,487
*Deutsche Wohnen AG	22,235	342,541
*Deutz AG	249,610	1,207,442
*Dierig Holding AG	10,500	110,627
#Douglas Holding AG	100,341	3,988,165
Dr. Hoenle AG	14,858	106,701
*Drillisch AG	92,184	409,334
Duerr AG	37,719	554,268
DVB Bank SE	173,470	6,174,521
Elexis AG	32,938	402,106
*Elmos Semiconductor AG	34,592	162,980
#ElreingKlinger AG	18,000	344,551
Erlus AG	297	103,711
*Euwax AG	17,978	1,255,270
#*Evotec AG	1,304,659	2,429,758
Fielmann AG	56,670	3,767,419
#*Freenet AG	225,238	2,762,922
Fuchs Petrolub AG	29,856	1,754,341
GBW AG	28,417	546,785
GEA Group AG	173,140	2,828,135
Gerresheimer AG	25,353	564,153
Gerry Weber International AG	42,943	1,102,265
Gesco AG	9,182	485,177
#GFK SE	75,456	1,717,899
GFT Technologies AG	66,050	194,238
Gildemeister AG	43,990	471,210
*Grammer AG	5,985	53,693
Grenkeleasing AG	31,484	1,131,726
Hamborner AG	63,000	691,729
Hamburger Hafen und Logistik AG	31,666	1,450,691
*Hansa Group AG	146,815	204,690
Hawesko Holding AG	19,463	503,944
Hochtief AG	30,167	1,806,719
#IDS Scheer AG	10,372	220,833
*IKB Deutsche Industriebank AG	21,843	17,935
Indus Holding AG	40,147	568,530
#*Infineon Technologies AG	1,305,002	5,317,685
Innovation in Traffic Systems AG	23,949	283,087
*Integralis AG	28,950	275,612
#INTERSEROH SE	22,142	1,343,220
#*Intershop Communications AG	58,426	151,071

1221

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Isra Vision Systems AG	10,917	$169,478
*IVG Immobilien AG	530,609	3,692,346
*Jenoptik AG	153,250	741,855
*Kampa AG	35,505	12,155
#*Kizoo AG	33,967	274,115
Kontron AG	176,510	2,035,872
Krones AG	72,622	2,808,948
KSB AG	4,390	2,093,316
#*Kuka AG	83,226	1,238,575
KWS Saat AG	18,319	3,102,264
Lanxess AG	218,704	6,346,458
Leifheit AG	12,500	158,102
#Leoni AG	112,502	2,183,664
Loewe AG	25,187	307,275
*Manz Automation AG	553	39,267
*Marbert AG	1,360	5,589
#*MasterFlex AG	10,531	57,611
#*Maxdata Computer AG	94,120	11,268
Mediclin AG	119,554	527,848
#*Medigene AG	87,499	579,226
#Medion AG	81,672	930,715
Mensch und Maschine Software AG	27,532	143,830
#MLP AG	213,752	2,891,295
*Mologen AG	22,062	224,223
*Morphosys AG	57,456	1,334,997
MTU Aero Engines Holding AG	163,223	5,934,715
Muehlbauer Holding AG & Co.	14,905	377,598
#MVV Energie AG	114,815	5,078,060
#*Nemetschek AG	23,340	433,220
*Nexus AG	33,813	133,163
#*Nordex AG	104,915	1,691,196
*November AG	32,224	16,489
OHB Technology AG	37,069	425,167
Oldenburgische Landesbank AG	4,234	277,577
P&I Personal & Informatik AG	17,889	420,961
Pfeiffer Vacuum Technology AG	30,723	2,267,532
#*Pfleiderer AG	166,950	1,396,218
#*PNE Wind AG	162,926	444,090
*Premiere AG	325,836	1,338,581
Progress-Werk Oberkirch AG	6,250	154,944
*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	363,352
Puma AG Rudolf Dassler Sport	2,479	630,498
*PVA TePla AG	51,882	232,671
#*QIAGEN NV	327,193	6,197,497
*QSC AG	287,340	773,521
R. Stahl AG	14,410	311,187
#Rational AG	14,646	1,771,623
REALTECH AG	13,541	117,398
Renk AG	18,838	1,186,265
#*Repower Systems AG	5,723	918,987
Rheinmetall AG	107,359	5,285,840
#Rhoen-Klinikum AG	379,608	8,691,761
Ruecker AG	21,675	143,594
Sartorius AG	31,248	631,647
*Sektkellerei Schloss Wachenheim AG	14,520	118,245
*SER Systems AG	9,400	200
#*SGL Carbon SE	217,830	7,134,260
*Sinner AG	2,660	62,569
*Sixt AG	37,202	885,927
SM Wirtschaftsberatungs AG	18,841	142,354
Software AG	70,053	5,239,868

1222

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Solar Millennium AG	34,471	$1,191,882
#Solarworld AG	86,231	2,081,138
#*Solon SE	18,438	266,533
Stada Arzneimittel AG	173,213	4,199,344
STINAG Stuttgarter Invest AG	35,003	858,665
*Stoehr & Co. AG	11,000	49,745
Stratec Biomedical Systems AG	26,506	717,636
Sued-Chemie AG	28,301	3,279,833
Suedzucker AG	70,259	1,489,533
*Suess Microtec AG	59,969	251,465
Symrise AG	164,574	2,616,385
Syzygy AG	30,656	140,849
Takkt AG	126,507	1,540,325
*TDS Informationstechnologie AG	89,063	496,186
Telegate AG	20,500	243,437
Tognum AG	82,026	1,142,107
#*Tomorrow Focus AG	101,081	410,545
#*TUI AG	170,025	1,102,874
Umweltbank AG	17,805	349,660
#*United Internet AG	163,346	2,073,645
#VBH Holding AG	9,415	53,710
*Versatel AG	12,209	112,844
Vossloh AG	35,932	4,177,692
*Wanderer-Werke AG	7,903	14,184
Wincor Nixdorf AG	112,151	5,968,714
Wirecard AG	255,878	2,806,228
Wuerttembergische Lebensversicherung AG	27,308	656,568
Wuerttembergische Metallwarenfabrik AG	29,451	837,697
*Zhongde Waste Technology AG	2,018	37,894

TOTAL GERMANY		222,526,891

GREECE — (3.6%)
*Aegean Airlines S.A.	5,252	31,578
*Agricultural Bank of Greece S.A.	356,481	841,630
Alapis Holdings Industrial & Commercial S.A.	2,093,884	2,961,793
*Alfa Alfa Energy S.A.	3,810	7,548
*Altec S.A. Information & Communication Systems	80,278	25,112
*Alumil Aluminum Industry S.A.	52,886	104,002
*Alysida S.A.	2,376	6,743
Anek Lines S.A.	620,975	840,267
*Aspis Bank S.A.	228,007	372,993
*Astir Palace Hotels S.A.	93,886	496,042
Athens Medical Center S.A.	150,874	354,645
*Atlantic Supermarkets S.A.	35,080	67,046
*Attica Bank S.A.	202,452	633,805
Atti-Kat S.A.	56,554	44,909
Autohellas S.A.	83,520	198,644
*Babis Vovos International Construction S.A.	59,807	349,230
*Balafas S.A.	15,200	4,116
*Balkan Real Estate S.A.	41,970	83,773
Bank of Greece	73,229	4,555,134
Benrubi S.A.	20,823	95,982
Centric Multimedia S.A.	51,942	100,100
*Daios Plastics S.A.	16,350	118,874
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	557,000
*Dynamic Life S.A.	16,440	—
Elastron S.A.	247,021	278,254
*Elbisco Holding S.A.	28,098	32,038
Elektrak S.A.	36,580	151,966
Elektroniki Athinon S.A.	34,490	152,581
*Elephant S.A.	26,310	—

1223

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Ellaktor S.A.	508,053	$4,204,345
*Emporiki Bank of Greece S.A.	5,563	41,512
Etma Rayon S.A.	11,242	22,593
*Euro Reliance General Insurance Co. S.A.	55,110	61,925
*Euromedica S.A.	67,698	578,968
*EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	622,560
F.G. Europe S.A.	4,536	9,502
*Forthnet S.A.	226,337	580,143
Fourlis Holdings S.A.	128,489	1,651,794
Frigoglass S.A.	85,507	757,217
GEK Terna S.A.	267,249	2,218,539
*Geniki Bank	300,115	388,187
*Halkor S.A.	226,556	511,852
*Hellenic Cables S.A.	65,236	183,523
*Hellenic Duty Free Shops S.A.	98,334	875,500
Hellenic Exchanges S.A.	133,376	1,728,471
Hellenic Petroleum S.A.	188,457	1,949,426
*Hellenic Sugar Industry S.A.	78,005	153,302
Heracles General Cement Co. S.A.	77,436	688,856
*Iaso S.A.	206,042	1,329,122
*Inform P. Lykos S.A.	35,570	92,389
*Informatics S.A.	3,778	1,669
*Intracom Holdings S.A.	181,308	446,842
Intracom Technical & Steel Constructions S.A.	345,350	359,379
*Ionian Hotel Enterprises S.A.	16,914	380,650
*Ipirotiki Software & Publications S.A.	22,110	61,136
Karelia Tobacco Co., Inc. S.A.	5,810	511,666
*Kathimerini Publishing S.A.	47,170	321,512
*Lambrakis Press S.A.	115,149	344,453
*Lan-Net S.A.	12,688	21,701
*Lavipharm S.A.	96,324	200,431
Loulis Mills S.A.	41,702	106,524
Marfin Investment Group S.A.	612,831	2,564,130
*Maritime Company of Lesvos S.A.	299,836	205,130
Metka S.A.	97,586	1,184,444
Michaniki S.A.	165,545	440,606
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,516,973
Mytilineos Holdings S.A.	308,027	2,653,799
*Neorion Holdings S.A.	24,145	28,849
*Pegasus Publishing S.A.	95,510	331,715
*Piraeus Bank S.A.	34,771	413,103
Piraeus Port Authority S.A.	17,752	379,827
*Promota Hellas S.A.	8,860	2,904
*Proton Bank S.A.	72,791	159,339
*Real Estate Development & Services S.A.	94,497	198,191
S&B Industrial Minerals S.A.	54,669	397,171
Sanyo Hellas S.A.	23,637	12,157
*Sarantis S.A.	74,884	465,921
*Selected Textile Ind. Assoc. S.A.	87,690	57,362
*Sfakianakis S.A.	91,320	222,255
*Shelman Hellenic-Swiss Wood S.A.	155,548	157,807
*Singularlogic S.A.	100,470	399,526
*Spyroy Agricultural Products S.A.	61,348	67,766
*Teletypos S.A. Mega Channel S.A.	77,669	483,048
*Terna Energy S.A.	77,105	598,401
*Themeliodomi S.A.	37,422	19,735
Thessaloniki Port Authority S.A.	6,936	161,336
Thrace Plastics Co. S.A.	109,280	136,992
Titan Cement Co. S.A.	111,366	3,223,184
*TT Hellenic Postbank S.A.	645,380	4,770,987
*Varvaressos S.A. European Spinning Mills	36,350	12,983

1224

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Viohalco S.A.	406,612	$2,779,690

TOTAL GREECE		58,916,825

IRELAND — (2.3%)
*Abbey P.L.C.	84,370	538,082
*Aer Lingus Group P.L.C.	380,166	243,733
*Aminex P.L.C.	440,966	41,557
*BlackRock International Land P.L.C.	897,420	97,377
C&C Group P.L.C. (B010DT8)	399,607	1,166,606
C&C Group P.L.C. (B011Y09)	318,475	930,442
DCC P.L.C.	308,989	6,611,042
Donegal Creameries P.L.C.	26,085	77,919
*Dragon Oil P.L.C.	1,347,570	7,486,761
FBD Holdings P.L.C.	125,728	1,256,079
Fyffes P.L.C.	1,020,533	546,204
Glanbia P.L.C. (0066950)	700,613	2,484,822
Glanbia P.L.C. (4058629)	2,463	8,790
Grafton Group P.L.C.	107,557	517,562
Greencore Group P.L.C.	601,145	916,104
IFG Group P.L.C.	205,432	307,103
Independent News & Media P.L.C.	1,021,294	344,638
Irish Continental Group P.L.C.	91,000	1,310,126
Irish Life & Permanent P.L.C.	51,604	252,982
*Kenmare Resources P.L.C.	2,265,253	694,306
Kingspan Group P.L.C.	351,640	2,446,179
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	144,075
Paddy Power P.L.C.	180,573	4,493,956
*Providence Resources P.L.C.	6,258,198	328,716
Smurfit Kappa Group P.L.C.	273,766	1,600,615
Total Produce P.L.C.	871,395	419,180
United Drug P.L.C.	799,527	2,162,560
*Waterford Wedgwood P.L.C.	7,869,750	10,095

TOTAL IRELAND		37,437,611

ITALY — (7.9%)
#*A.S. Roma SpA.	293,436	339,735
ACEA SpA.	177,488	2,020,492
Acegas-APS SpA.	110,973	735,927
Actelios SpA.	15,845	87,440
#*Aedes SpA.	127,938	56,509
Aeroporto de Firenze SpA.	17,399	367,831
*Amplifon SpA.	49,920	185,846
Ansaldo STS SpA.	50,735	1,027,906
Ascopiave SpA.	1,411	3,081
Astaldi SpA.	216,415	1,697,369
#*Autogrill SpA.	231,260	2,244,412
Azimut Holding SpA.	424,469	4,538,413
Banca Finnat Euramerica SpA.	685,945	516,021
Banca Generali SpA.	21,809	204,127
Banca Ifis SpA.	52,946	626,022
*Banca Intermobiliare SpA.	29,806	132,343
Banca Piccolo Credito Valtellinese Scarl SpA.	478,970	4,755,715
Banca Popolare di Milano Scarl	1,012,836	6,128,292
*Banca Profilo SpA.	253,156	314,091
Banco di Desio e della Brianza SpA.	232,296	1,534,637
#Beghelli SpA.	427,981	433,727
Benetton Group SpA.	209,290	1,784,832
Beni Stabili SpA.	1,309,500	1,009,760
*Biesse SpA.	54,004	339,042
#Bonifica Terreni Ferraresi e Imprese Agricole SpA.	10,867	588,073

1225

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Brembo SpA.	141,075	$952,211
#Bulgari SpA.	395,239	2,440,479
Buzzi Unicem SpA.	175,555	2,633,395
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	2,712,047
Caltagirone SpA.	248,460	780,162
*Cam Finanziaria SpA.	36,527	15,608
*Carraro SpA.	113,633	444,589
Cembre SpA.	40,330	204,724
Cementir SpA.	254,820	1,048,921
*Class Editore SpA.	165,655	158,193
Credito Artigiano SpA.	361,183	987,059
Credito Bergamasco SpA.	133,144	4,742,712
*Credito Emiliano SpA.	228,115	1,223,679
CSP International Fashion Group SpA.	13,481	14,704
#Danieli & Co. SpA.	54,740	1,047,875
Davide Campari - Milano SpA.	457,009	3,902,848
De Longhi SpA.	305,654	919,800
DiaSorin SpA.	30,626	855,415
*Digital Multimedia Technologies SpA.	24,275	308,741
#*EEMS Italia SpA.	4,797	6,794
Emak SpA.	57,399	261,202
*ERG Renew SpA.	95,849	113,451
ERG SpA.	189,613	2,811,328
*ErgyCapital SpA.	4,794	3,971
Esprinet SpA.	58,242	588,095
*Eurotech SpA.	49,871	221,308
#*Fastweb SpA.	35,779	935,989
#Fiera Milano SpA.	37,863	270,270
Fondiaria - Sai SpA.	73,006	1,222,513
#Gas Plus	54	555
Gefran SpA.	31,849	103,103
*Gemina SpA.	1,186,766	934,526
Geox SpA.	149,354	1,179,515
Gewiss SpA.	232,707	904,687
Granitifiandre SpA.	79,737	303,455
*Gruppo Ceramiche Ricchetti SpA.	127,131	130,145
*Gruppo Coin SpA.	77,286	369,108
#*Gruppo Editoriale L’Espresso SpA.	639,121	1,169,480
Hera SpA.	1,460,251	3,602,774
*I Grandi Viaggi SpA.	98,547	135,923
*Immsi SpA.	696,806	863,625
Impregilo SpA.	1,180,326	4,501,274
*Indesit Co. SpA.	177,464	1,133,588
Industria Macchine Automatique SpA.	58,626	1,036,467
Industria Romagnola Conduttori Elettrici SpA.	43,452	111,799
Intek SpA.	661,259	258,660
#*Interpump Group SpA.	241,525	1,067,631
Iride SpA.	1,343,807	2,482,938
*Isagro SpA.	10,591	61,464
#Italcementi SpA.	149,237	1,954,097
*Italmobiliare SpA.	23,493	798,451
Landi Renzo SpA.	57,780	269,901
Lottomatica SpA.	85,130	1,801,994
Maire Tecnimont SpA.	115,375	462,664
#*Mariella Burani SpA.	32,721	87,725
Marr SpA.	127,201	1,056,310
#Mediolanum SpA.	170,520	973,467
Milano Assicurazioni SpA.	635,144	2,166,034
*Mirato SpA.	36,779	276,899
#*Mondadori (Arnoldo) Editore SpA.	361,989	1,531,704
*Monrif SpA.	315,834	194,209

1226

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Montefibre SpA.	172,887	$46,218
Nice SpA.	14,229	55,232
*Pagnossin SpA.	9,000	—
PanariaGroup Industrie Ceramiche SpA.	42,000	93,072
Permasteelisa SpA.	65,300	1,127,495
Piaggio & C. SpA.	353,619	734,451
#*Pininfarina SpA.	82,321	390,415
*Pirelli & Co. SpA.	6,723,096	2,806,211
*Premafin Finanziaria SpA.	961,257	1,342,571
Prysmian SpA.	244,229	4,201,307
*RDM Realty SpA.	5,771	16,961
Recordati SpA.	390,377	2,611,505
*Richard-Ginori 1735 SpA.	140,800	20,128
#Sabaf SpA.	22,649	457,969
SAES Getters SpA.	30,068	292,843
#*Safilo Group SpA.	503,765	296,776
Saras SpA.	303,695	848,408
*Seat Pagine Gialle SpA.	27,669	7,138
*Snai SpA.	85,704	366,697
Societa Iniziative Autostradali e Servizi SpA.	83,188	613,081
*Societe Cattolica di Assicurazoni Scrl SpA.	166,479	5,548,186
*Sogefi SpA.	173,096	383,341
#Sol SpA.	166,511	938,047
*Sorin SpA.	1,079,611	1,649,974
#*Stefanel SpA.	216,413	120,489
#*Tiscali SpA.	1,176,229	502,238
Tod’s SpA.	50,479	2,927,806
Trevi Finanziaria SpA.	121,804	1,634,002
*Unipol Gruppo Finanziario SpA.	866,457	1,085,450
Vianini Industria SpA.	59,070	122,972
#Vianini Lavori SpA.	175,180	1,099,213
*Vincenzo Zucchi SpA.	136,128	89,072
Vittoria Assicurazioni SpA.	121,346	700,119
Zignago Vetro SpA.	11,414	58,271

TOTAL ITALY		128,611,556

NETHERLANDS — (5.2%)
#Aalberts Industries NV	355,012	3,297,044
#Accell Group NV	35,566	1,574,054
*AFC Ajax NV	18,134	162,601
Amsterdam Commodities NV	60,689	349,686
#Arcadis NV	180,820	3,411,580
#*ASM International NV	196,173	3,309,761
*Atag Group NV	4,630	1,914
Batenburg Beheer NV	10,306	248,589
#Beter Bed Holding NV	67,391	974,962
Brunel International NV	49,814	1,136,778
Crown Van Gelder NV	18,307	163,668
*Crucell NV	230,971	5,727,068
*Crucell NV ADR	45,768	1,133,673
DOCdata NV	22,463	256,451
*Draka Holding NV	47,528	768,007
Exact Holding NV	59,787	1,571,335
Fornix Biosciences NV	29,890	304,148
#Fugro NV	87,582	3,933,223
Grontmij NV	75,848	1,884,562
Imtech NV	248,834	5,292,319
#*InnoConcepts NV	82,239	326,739
Kas Bank NV	47,628	746,367
#Kendrion NV	39,829	511,152
Koninklijke Bam Groep NV	415,704	3,643,714

1227

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Boskalis Westminster NV	133,054	$3,322,678
#Koninklijke Ten Cate NV	98,297	1,862,455
Koninklijke Vopak NV	71,411	4,280,472
#Macintosh Retail Group NV	43,877	638,850
Mediq NV	208,313	2,756,315
Nederlandsche Apparatenfabriek NV	28,810	636,551
Nutreco Holding NV	139,331	5,983,990
Oce NV	336,989	1,663,549
*Ordina NV	150,761	684,964
*Punch Graphix NV	49,509	83,423
#*Qurius NV	351,539	158,259
#*Randstad Holdings NV	25,148	871,531
Roto Smeets Group NV	12,436	239,164
Royal Reesink NV	2,050	188,480
*Samas NV	435,697	43,271
#SBM Offshore NV	123,867	2,371,215
Sligro Food Group NV	95,164	2,516,221
#Smit Internationale NV	44,064	3,077,709
*SNS Reaal Groep NV	161,953	930,886
*Stern Groep NV	1,258	23,317
*Super De Boer NV	255,159	1,030,378
#Telegraaf Media Groep NV	167,262	2,760,568
*Textielgroep Twenthe NV	1,000	3,563
TKH Group NV	98,188	1,427,681
#*TomTom NV	135,282	1,484,302
*Unit 4 Agresso NV	74,403	1,337,569
*USG People NV	203,344	2,708,901
*Van der Moolen Holding NV	117,201	186,571
Wavin NV	92,283	169,418

TOTAL NETHERLANDS		84,171,646

NORWAY — (3.6%)
Acergy SA	229,943	2,457,131
*Acta Holding ASA	230,000	97,670
Aker Kvaerner ASA	176,600	1,517,827
#*Aktiv Kapital ASA	78,617	486,931
Arendals Fosse Kompani ASA	100	28,033
Atea ASA	222,782	1,110,932
*Austevoll Seafood ASA	33,500	156,457
#*Blom ASA	80,567	202,867
Bonheur ASA	50,200	1,288,781
#*BW Offshore, Ltd.	138,779	162,761
*Camillo Eitze & Co. ASA	58,200	93,202
#*Cermaq ASA	231,312	1,646,295
#*Copeinca ASA	32,494	151,752
*Det Norske Oljeselskap ASA	15,400	129,734
#*Det Norske Oljeselskap ASA	3,050,200	3,743,248
*Dockwise, Ltd.	85,000	99,223
#*DOF ASA	117,912	683,076
*EDB Business Partner ASA	167,534	493,248
#*Eitzen Chemical ASA	21,068	10,508
Ekornes ASA	111,890	1,593,905
Farstad Shipping ASA	59,440	1,170,120
Ganger Rolf ASA	52,803	1,270,529
*Golar LNG, Ltd.	8,600	87,297
#*Golden Ocean Group, Ltd.	284,000	322,234
#*Havila Shipping ASA	22,400	172,515
*IOT Holdings ASA	75,603	2,466
Kongsberg Gruppen ASA	127,736	1,541,853
*Kverneland Group ASA	258,080	178,775
Leroy Seafood Group ASA	15,160	253,971

1228

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Marine Harvest	4,227,581	$2,662,282
Nordic Semiconductor ASA	4,000	16,228
#*Norse Energy Corp. ASA	1,143,079	600,974
*Norske Skogindustrier ASA Series A	320,620	508,984
#*Norwegian Air Shuttle ASA	49,007	472,936
#*Norwegian Energy Co. AS	128,600	385,777
Odfjell ASA Series A	92,300	730,101
ODIM ASA	56,787	359,877
*Olav Thon Eiendomsselskap ASA	12,980	1,295,635
Opera Software ASA	66,800	354,679
#*PCI Biotech AS	3,357	4,381
*Petroleum-Geo Services ASA	351,000	2,466,135
#*Petrolia Drilling ASA	7,426,093	485,121
#*Photocure ASA	33,562	183,754
#*Pronova BioPharma AS	248,317	774,646
Prosafe ASA	372,606	1,958,716
#*Prosafe Production Public, Ltd.	257,500	483,798
*Q-Free ASA	51,500	134,462
Rieber and Son ASA Series A	106,654	742,801
Scana Industrier ASA	299,618	305,609
#*Schibsted ASA	65,794	749,610
#*Sevan Marine ASA	92,600	121,087
*Siem Offshore, Inc.	2,000	2,655
Solstad Offshore ASA	58,300	940,655
#*Songa Offshore SE	139,750	505,545
SpareBanken 1 SMN	178,812	1,170,286
*Storebrand ASA	647,500	3,502,960
#*Subsea 7, Inc.	100,800	1,167,914
Tandberg ASA Series A	208,204	4,424,330
*TGS Nopec Geophysical Co. ASA	429,529	4,876,636
Tomra Systems ASA	587,328	2,234,293
#*TTS Marine ASA	41,000	55,098
Veidekke ASA	310,230	1,824,570
Wilh. Wilhelmsen ASA	61,950	1,113,748

TOTAL NORWAY		58,769,624

PORTUGAL — (1.3%)
#*Altri SGPS SA	94,568	320,536
#Banco BPI SA	467,800	1,264,967
Banif SGPS SA	130,016	220,350
*Corticeira Amorim SA	223,729	229,619
*Finibanco Holdings SGPS SA	291,186	646,084
Ibersol SGPS SA	20,401	249,988
#*Impresa Sociedade Gestora de Participacoes SA	369,303	541,914
*Investimentos Participacoes e Gestao SA	319,480	268,141
Jeronimo Martins SGPS SA	563,035	3,952,726
#Mota-Engil SGPS SA	341,524	1,454,189
*Novabase SGPS SA	65,729	439,397
#*ParaRede SGPS SA	54,559	62,979
#Portucel-Empresa Produtora de Pasta de Papel SA	827,234	2,025,070
#PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,706,396
Redes Energeticas Nacionais SA	178,117	727,804
Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	366,540
#Sociedade de Investimento e Gestao SGPS SA	258,172	2,365,777
*Sonae Industria SGPS SA	272,336	829,751
#Sonae SGPS SA	392,854	412,714
*Sonaecom SGPS SA	469,109	1,229,865
*Sumol + Compal SA	67,967	134,504
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	978,621
Toyota Caetano Portugal SA	53,308	309,617

TOTAL PORTUGAL		20,737,549

1229

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (5.1%)
Abengoa SA	134,166	$3,438,077
Adolfo Dominguez SA	20,351	342,387
#Almirall SA	94,542	1,191,850
#*Amper SA	88,114	758,593
#Antena 3 de Television SA	240,050	2,359,658
#*Avanzit SA	555,254	644,372
*Azkoyen SA	70,532	336,023
Banco de Andalucia SA	9,516	507,709
#Banco Guipuzcoano SA	339,914	2,131,240
#Banco Pastor SA	255,727	2,072,691
Banco Popular Espanol SA	24	220
*Baron de Ley SA	13,910	559,373
Bolsas y Mercados Espanoles	120,319	3,893,572
Campofrio Food Group SA	96,991	926,280
#Cementos Portland Valderrivas SA	30,644	1,422,765
Compania Vinicola del Norte de Espana SA	16,119	335,667
Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,260,593
#*Corporacion Dermoestetica SA	65,100	408,625
Duro Felguera SA	172,631	1,723,061
Ebro Puleva SA	312,280	5,162,800
#Elecnor SA	198,254	2,686,231
*Ercros SA	2,261,056	432,157
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	2,415,489
*Fluidra SA	12,950	50,904
#*General de Alquiler de Maquinaria SA	32,241	388,703
#Gestevision Telecinco SA	184,072	2,100,182
Grifols SA	16,629	303,035
#Grupo Catalana Occidente SA	160,495	3,288,764
#Grupo Empresarial Ence SA	358,144	1,120,500
*Iberia Lineas Aereas de Espana SA	1,381,661	3,086,103
Iberpapel Gestion SA	25,850	354,180
#*Inbesos SA	12,494	48,373
Indra Sistemas SA	46,045	1,058,100
Inmobiliaria del Sur SA	2,902	80,558
#*La Seda de Barcelona SA	1,923,682	925,065
*Laboratorios Farmaceuticos Rovi SA	18,975	186,642
Mecalux SA	38,470	535,006
Miquel y Costas & Miquel SA	26,111	509,153
#Natra SA	128,310	586,107
*Natraceutical SA	725,142	425,141
*NH Hoteles I09	168,433	672,186
#NH Hoteles SA	252,650	1,008,730
Nicolas Correa SA	26,994	83,503
Obrascon Huarte Lain SA	130,017	3,142,828
Papeles y Cartones de Europa SA	209,483	837,767
Pescanova SA	25,677	889,729
Prim SA	39,424	362,131
#*Promotora de Informaciones SA	303,496	1,665,524
#Prosegur Cia de Seguridad SA	87,574	3,042,184
*Realia Business SA	110,331	245,923
#Service Point Solutions SA	461,144	742,185
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	248,589
#Sol Melia SA	206,682	1,435,703
#*Solaria Energia y Medio Ambiente SA	37,385	120,214
#*SOS Cuetara SA	294,272	1,497,192
#*Tavex Algodonera SA	244,131	203,252
Tecnicas Reunidas SA	39,312	1,950,382
*Tecnocom Telecom I09	13,284	63,333
#*Tecnocom Telecomunicaciones y Energia SA	132,841	631,742
#Tubacex SA	427,191	1,588,513

1230

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tubos Reunidos SA	422,653	$1,175,942
Unipapel SA	47,385	749,346
#*Vertice Trescientos Sesenta Grados SA	57,183	32,117
Vidrala SA	64,706	1,540,133
Viscofan SA	183,430	4,306,056
#*Vocento SA	193,449	1,045,250
#*Zeltia SA	556,824	2,414,289

TOTAL SPAIN		83,750,692

SWEDEN — (4.8%)
#Aarhuskarlshamn AB	52,836	739,706
Acando AB	160,086	275,265
*Active Biotech AB	104,812	673,912
Addtech AB Series B	59,000	862,579
AF AB Series B	47,200	903,922
Aros Quality Group AB	41,400	194,943
Atrium Ljungberg AB Series B	15,200	124,523
Axfood AB	89,350	2,200,533
#Axis Communications AB	174,894	1,533,382
#B&B Tools AB	77,850	825,391
BE Group AB	38,662	170,905
Beiger Electronics AB	14,700	234,286
Beijer Alma AB	57,200	657,853
*Bergs Timber AB Series B	17,000	88,418
*Bilia AB Series A	113,425	771,847
#*Billerud AB	163,300	934,331
BioGaia AB Series B	38,000	306,988
Biotage AB	141,240	143,019
*Biovitrum AB	23,757	208,362
Boliden AB	442,453	4,768,556
Bong Ljungdahl AB	24,800	79,399
*Boras Waefveri AB Series B	11,500	7,692
Cantena AB	56,762	665,740
Cardo AB	61,300	1,439,523
Castellum AB	408,700	3,002,268
#Clas Ohlson AB Series B	18,065	281,708
*Cloetta AB	55,296	187,649
Concordia Maritime AB Series B	70,300	209,078
Consilium AB Series B	16,994	61,251
#*D. Carnegie & Co. AB	181,000	446,480
*DORO AB	1,200	1,376
#Elekta AB Series B	302,500	4,755,120
*Enea Data AB Series B	56,200	270,227
#Fabege AB	391,400	1,679,643
Fagerhult AB	16,800	238,041
G & L Beijer AB Series B	27,400	672,083
*Gunnebo AB	106,800	414,082
Hakon Invest AB	56,877	609,072
*Haldex AB	72,500	530,299
Heba Fastighets AB Series B	43,500	339,549
#Hexagon AB	66,476	723,249
*Hexpol AB	8,172	46,620
*HIQ International AB	123,289	455,461
HL Display AB Series B	57,600	215,559
Hoganas AB Series B	85,800	1,150,351
Holmen AB Series B	43,508	1,197,223
Industrial & Financial Systems AB Series B	50,260	475,479
#Intrum Justitia AB	180,322	1,861,696
#*JM AB	267,473	2,238,264
KappAhl Holding AB	93,099	462,856
Klovern AB	294,976	811,171

1231

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Kungsleden AB	412,300	$2,212,874
Lagercrantz Group AB Series B	64,300	249,622
Lammhults Design Group AB	19,547	95,392
*LBI International AB	127,651	203,327
Lennart Wallenstam Byggnads AB Series B	120,400	1,464,843
Lindab International AB	54,077	455,177
*Loomis AB	69,887	673,038
*Lundin Petroleum AB	78,508	695,423
*Meda AB Series A	159,243	1,234,113
*Medivir AB Series B	44,650	310,267
Mekonomen AB	11,461	184,106
*Midelfart Sonesson AB Series B	4,160	4,941
Modern Times Group AB Series B	82,848	3,095,319
*Munters AB	181,900	1,109,311
NCC AB Series B	216,320	2,218,725
#*Net Insight AB Series B	924,000	691,800
#New Wave Group AB Series B	39,095	76,108
NIBE Industrier AB	192,620	1,814,541
#*Nobia AB	421,100	1,922,396
Nolato AB Series B	66,440	456,045
OEM International AB Series B	44,400	212,922
ORC Software AB	36,300	727,318
*Pa Resources AB	357,209	1,291,527
*Partnertech AB	28,800	79,747
#Peab AB Series B	425,900	1,983,568
Poolia AB Series B	33,150	133,263
*Pricer AB Series B	1,711,500	127,990
ProAct IT Group AB	29,000	200,998
#*Proffice AB	215,400	516,499
Profilgruppen AB	13,582	79,966
*Q-Med AB	154,800	1,049,657
Rederi AB Transatlantic Series B	93,000	346,610
*Rezidor Hotel Group AB	51,396	132,264
#*rnb Retail & Brands AB	92,240	57,800
#*SAS AB	1,938,372	980,695
*Scribona AB Series B	226,140	247,512
*Seco Tools AB	3,091	35,673
*Semcon AB	39,900	105,077
Sigma AB Series B	25,800	14,440
*Sintercast AB	11,800	69,648
Skistar AB	92,100	1,411,414
Studsvik AB	21,900	163,917
SWECO AB Series B	183,300	1,211,617
#*Trelleborg AB Series B	878,565	4,421,826
Uniflex AB Series B	3,630	34,721
VBG AB Series B	1,084	10,143
Vitrolife AB	41,500	154,797
Wihlborgs Fastigheter AB	63,858	987,913

TOTAL SWEDEN		78,103,820

SWITZERLAND — (11.5%)
Acino Holding AG	8,398	1,478,919
*Advanced Digital Broadcast Holdings SA	368	15,135
Affichage Holding SA	5,703	628,555
*AFG Arbonia-Forster Holding AG	4,661	77,678
Allreal Holding AG	26,513	3,226,852
*Also Holding AG	16,195	452,985
*Aryzta AG	265,691	9,277,467
*Ascom Holding AG	89,822	1,148,573
*Athis Holding AG(B64G0J4)	1,477	1,230,085
*Athis Holding AG(B64G0P0)	2,754	457,432

1232

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Bachem Holdings AG	24,136	$1,627,052
Baloise-Holding AG	2,510	200,032
Bank Coop AG	30,796	2,044,180
*Bank Sarasin & Cie AG Series B	172,644	5,626,524
Banque Cantonale de Geneve SA	4,021	876,916
Banque Cantonale du Jura	4,500	281,484
Banque Cantonale Vaudoise	8,999	3,177,822
Banque Privee Edmond de Rothschild SA	157	4,456,095
Barry Callebaut AG	3,696	2,145,903
Basellandschaftliche Kantonalbank	583	532,071
*Basilea Pharmaceutica AG	2,629	234,362
Basler Kantonalbank AG	3,114	339,377
Belimo Holdings AG	1,830	1,940,746
Bell Holding AG	47	71,715
Bellevue Group AG	26,524	982,097
Berner Kantonalbank AG	23,267	4,999,568
*Bobst Group AG	35,619	1,127,293
Bossard Holding AG	8,222	444,098
Bucher Industries AG	32,519	3,557,060
Calida Holding AG	396	90,137
Carlo Gavazzi Holding AG	1,065	134,413
Centralschweizerische Kraftwerke AG	96	32,772
Cham Paper Holding AG	490	59,695
Charles Voegele Holding AG	28,617	1,034,959
*Clariant AG	756,817	5,664,199
#Compagnie Financiere Tradition	5,511	719,557
Conzzeta AG	1,375	1,890,936
*Cytos Biotechnology AG	2,412	51,891
Daetwyler Holding AG	26,077	1,095,631
Datacolor AG	458	105,211
Edipresse SA	1,527	275,376
#EFG International AG	45,259	556,879
Elektrizitaets-Gesellschaft Laufenberg AG	3,068	2,784,594
ELMA Electronic AG	472	184,787
Emmi AG	13,244	1,337,705
EMS-Chemie Holding AG	26,147	2,761,466
Energiedienst Holding AG	71,249	3,331,618
Feintol International Holding AG	1,601	313,873
Flughafen Zuerich AG	13,056	3,575,952
#Forbo Holding AG	5,817	1,283,103
Fuchs Petrolub AG	19,235	1,115,959
#Galenica Holding AG	15,281	4,574,373
George Fisher AG	10,991	2,315,488
Gurit Holding AG	1,288	608,711
Helvetia Holding AG	12,462	3,481,221
Hexagon AB	81,720	925,291
#Implenia AG	48,118	1,296,211
Interroll-Holding SA	2,404	641,343
Intershop Holding AG	3,345	894,533
Jelmoli Holding AG	10,139	3,762,281
Kaba Holding AG	10,381	2,023,104
*Kardex AG	17,464	515,294
Komax Holding AG	8,744	496,380
Kudelski SA	103,843	1,961,508
Kuoni Reisen Holding AG	13,201	3,982,718
#Lem Holdings SA	3,546	845,900
#*lifeWatch AG	32,013	563,850
*Logitech International SA	92,687	1,561,090
#Luzerner Kantonalbank AG	17,537	4,267,818
Medisize Holding AG	12,876	555,682
Metall Zug AG	202	435,631

1233

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Metraux Services Holdings SA	1,853	$192,338
Mobilezone Holding AG	112,258	750,705
Nobel Biocare Holding AG	163,678	3,894,812
Orell Fuessli Holding AG	4,930	665,397
Panalpina Welttransport Holding AG	5,945	456,187
*Parco Industriale e Immobiliare SA	600	1,965
#Partners Group Holdings AG	12,146	1,279,507
*Petroplus Holdings AG	95,907	1,523,818
Phoenix Mecano AG	2,953	892,567
PSP Swiss Property AG	141,111	7,501,892
#*Rieters Holdings AG	15,236	2,848,575
Romande Energie Holding SA	2,714	4,888,409
*Schaffner Holding AG	1,830	236,122
#Schulthess Group AG	14,148	822,978
Schweiter Technology AG	4,072	1,466,109
Schweizerische National-Versicherungs-Gesellschaft AG	38,367	959,325
Siegfried Holding AG	8,312	738,545
Sika AG	4,203	5,025,122
Societa Elettrica Sopracenerina SA	2,340	519,084
St. Galler Kantonalbank	8,951	3,312,467
#Straumann Holding AG	8,595	1,879,720
Sulzer AG	29,261	1,930,968
#*Swiss Prime Site AG	79,934	3,834,677
Swisslog Holding AG	775,803	588,760
*Swissmetal Holding AG	13,504	119,351
Swissquote Group Holding SA	40,025	2,108,191
Tamedia AG	14,878	778,819
Tecan Group AG	38,976	1,675,587
#*Temenos Group AG	148,205	2,974,126
*Tornos SA	38,028	218,829
#Valiant Holding AG	33,293	6,249,209
Valora Holding AG	11,656	2,375,330
Vaudoise Assurances Holdings SA	3,140	494,185
Verwaltungs und Privat-Bank AG	562	72,450
Villars Holding SA	150	70,533
Vontobel Holdings AG	94,743	3,023,271
VZ Holding AG	266	13,577
Walliser Kantonalbank	1,416	688,685
WMH Walter Meier Holding AG	4,738	292,727
Ypsomed Holdings AG	2,419	155,544
Zehnder Holding AG	764	733,663
Zueblin Immobilien Holding AG	76,620	299,883
Zuger Kantonalbank	613	2,367,165

TOTAL SWITZERLAND		187,688,390

TOTAL COMMON STOCKS		1,408,971,379

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,169,958

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*RealDolmen NV STRIP VVPR	6,067	260
*Zenitel SRIP VVPR	8,654	12

TOTAL BELGIUM		272

FRANCE — (0.0%)
*Atari SA Warrants 12/31/09	77,833	887
*Cybergun Warrants Series A 07/15/09	1,136	16
*Cybergun Warrants Series B 07/15/10	1,136	40
*Gifi SA Rights 07/07/15	7,360	11

1234

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Groupe Ares Rights 12/31/09	7,208	$1,294
*Groupe Focal SA Warrants 02/21/10	466	—
#*Orpea Rights 07/31/09	91,789	131

TOTAL FRANCE		2,379

ITALY — (0.0%)
#*Aedes SpA Rights 08/12/09	1,134,026	213,354
*Intek SpA Warrants 12/30/11	176,260	10,803

TOTAL ITALY		224,157

SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	172,644	158,322

TOTAL RIGHTS/WARRANTS		385,130

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $7,960,000 FNMA 6.00%, 10/01/38, valued at $6,883,154) to be repurchased at $6,778,107	$6,778	6,778,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
§@DFA Short Term Investment Fund LP	209,178,592	209,178,592
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,069,704) to be repurchased at $2,029,156	$2,029	2,029,122

TOTAL SECURITIES LENDING COLLATERAL		211,207,714

TOTAL INVESTMENTS — (100.0%) (Cost $1,662,379,040)##		$1,628,512,181

1235

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$207,463	$42,178,284	—	$42,385,747
Belgium	693,251	56,447,579	—	57,140,830
Denmark	65,286	37,198,567	—	37,263,853
Finland	—	112,357,797	—	112,357,797
France	196,348	198,912,200	—	199,108,548
Germany	661,765	221,865,126	—	222,526,891
Greece	431,564	58,485,261	—	58,916,825
Ireland	144,075	37,293,536	—	37,437,611
Italy	20,128	128,591,428	—	128,611,556
Netherlands	1,133,674	83,037,972	—	84,171,646
Norway	—	58,769,624	—	58,769,624
Portugal	309,616	20,427,933	—	20,737,549
Spain	—	83,750,692	—	83,750,692
Sweden	—	78,103,820	—	78,103,820
Switzerland	2,683,341	185,005,049	—	187,688,390
Preferred Stocks
Switzerland	1,169,958	—	—	1,169,958
Rights/Warrants
Belgium	272	—	—	272
France	2,339	40	—	2,379
Italy	224,157	—	—	224,157
Switzerland	158,322	—	—	158,322
Temporary Cash Investments	—	6,778,000	—	6,778,000
Securities Lending Collateral	—	211,207,714	—	211,207,714

TOTAL	$8,101,559	$1,620,410,622	—	$1,628,512,181

1236

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.1%)
Consumer Discretionary — (11.9%)
*AlarmForce Industries, Inc.	700	$2,911
Astral Media, Inc. Class A	186,347	5,077,080
#*Ballard Power Systems, Inc.	376,152	698,356
#*CanWest Global Communications Corp.	1,235,600	183,519
#*Coastal Contacts, Inc.	146,900	136,366
Cogeco Cable, Inc.	59,756	1,589,241
Corus Entertainment, Inc. Class B	278,300	3,810,559
Dorel Industries, Inc. Class B	107,500	2,494,778
easyhome, Ltd.	3,600	30,077
Forzani Group, Ltd. Class A	130,900	1,753,434
*Gildan Activewear, Inc.	89,410	1,490,651
*Glacier Media, Inc.	137,300	220,496
Glentel, Inc.	15,500	179,137
*Great Canadian Gaming Corp.	301,200	1,669,217
Groupe Aeroplan, Inc.	62,300	567,336
*Imax Corp.	2,100	19,007
Le Chateau, Inc.	79,200	885,922
Leon’s Furniture, Ltd.	118,877	1,093,591
Linamar Corp.	179,780	1,900,853
#*Martinrea International, Inc.	217,878	1,213,523
*MDC Partners, Inc. Class A	71,000	494,314
Quebecor, Inc. Class B	159,493	2,811,578
Reitmans Canada, Ltd.	193,400	2,558,320
*RONA, Inc.	426,885	5,440,827
#Torstar Corp. Class B	179,800	884,604
TVA Group, Inc. Class B	7,000	67,255
Uni-Select, Inc.	54,900	1,307,204
*Westport Innovations, Inc.	133,401	1,201,197

Total Consumer Discretionary		39,781,353

Consumer Staples — (2.3%)
*Atrium Innovations, Inc.	102,400	1,216,728
Canada Bread Co., Ltd.	13,261	525,639
Corby Distilleries, Ltd.	51,708	714,240
*Cott Corp.	512,400	2,844,420
#Maple Leaf Foods, Inc.	254,000	2,157,438
*SunOpta, Inc.	176,001	392,112
*Sun-Rype Products, Ltd.	100	817

Total Consumer Staples		7,851,394

Energy — (16.0%)
Akita Drilling, Ltd.	42,000	280,715
*Anderson Energy, Ltd.	282,833	207,415
#*Antrim Energy, Inc.	487,500	316,779
#*Bankers Petroleum, Ltd.	685,432	1,915,201
*Berens Energy, Ltd.	208,200	88,904
#*Birchcliff Energy, Ltd.	336,400	1,951,729
*Breaker Energy, Ltd.	140,400	540,877
Calfrac Well Services, Ltd.	107,264	1,115,207
*Calvalley Petroleum, Inc.	302,339	561,316
*CE Franklin, Ltd.	20,400	108,320
*Celtic Exploration, Ltd.	122,600	1,709,401
#*Comaplex Minerals Corp.	78,800	307,227
#*Compton Petroleum Corp.	352,300	385,903
#*Connacher Oil & Gas, Ltd.	782,500	653,748
#*Corridor Resources, Inc.	348,780	1,023,110

1237

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Crew Energy, Inc.	250,936	$1,229,930
#*Delphi Energy Corp.	263,700	252,134
#*Denison Mines Corp.	708,441	1,216,631
Ensign Energy Services, Inc.	7,400	112,245
*Fairborne Energy, Ltd.	262,300	869,261
*Flint Energy Services, Ltd.	139,000	1,338,065
*Galleon Energy, Inc. Class A	261,437	1,045,991
#*Highpine Oil & Gas, Ltd.	208,209	833,029
#*Iteration Energy, Ltd.	608,800	627,308
#*Ivanhoe Energy, Inc.	831,620	1,111,657
#*Mega Uranium, Ltd.	635,600	796,528
#*MGM Energy Corp.	14,000	1,689
#*Midnight Oil Exploration, Ltd.	44,300	41,946
*Mullen Group, Ltd.	2,900	34,997
*Nuvista Energy, Ltd.	274,221	2,509,927
*Paramount Resources, Ltd. Class A	126,300	842,977
#Pason Systems, Inc.	222,900	1,942,939
*Petrominerales, Ltd.	14,323	180,159
Progress Energy Resources Corp.	223,440	1,960,091
Pulse Seismic, Inc.	156,524	152,565
#*Questerre Energy Corp.	649,400	862,049
#Savanna Energy Services Corp.	249,213	1,309,395
ShawCor, Ltd.	209,500	3,977,048
#*Storm Exploration, Inc.	135,100	1,486,131
*Transglobe Energy Corp.	186,200	587,682
#Trican Well Service, Ltd.	391,971	3,493,081
#Trinidad Drilling, Ltd.	389,000	1,794,690
*TriStar Oil and Gas, Ltd.	383,141	4,075,930
#*UEX Corp.	608,088	699,957
#*Uranium One, Inc.	1,819,900	4,865,456
*UTS Energy Corp.	84,100	117,884
#*Verenex Energy, Inc.	111,600	630,906
*Vero Energy, Inc.	127,000	345,426
*West Energy, Ltd.	245,800	479,165
#*Xtreme Coil Drilling Corp.	86,700	356,538
ZCL Composite, Inc.	90,700	336,783

Total Energy		53,684,042

Financials — (7.1%)
AGF Management, Ltd. Class B	348,279	4,949,781
Canaccord Capital, Inc.	204,300	1,600,642
Canadian Western Bank	226,200	3,819,520
*Clairvest Group, Inc.	1,900	21,183
DundeeWealth, Inc.	56,520	495,288
EGI Financial Holdings, Inc.	14,650	118,179
Equitable Group, Inc.	47,000	800,603
*Firstservice Corp.	80,500	1,236,737
Gluskin Shef & Associates, Inc.	40,000	649,803
Home Capital Group, Inc.	113,700	3,599,137
Industrial Alliance Insurance & Financial Services, Inc.	30,300	832,564
Kingsway Financial Services, Inc.	212,900	691,715
Laurentian Bank of Canada	92,400	3,066,419
*Pacific and Western Credit Corp.	9,000	31,413
*Parkbridge Lifestyles Communities, Inc.	81,700	297,298
Quest Capital Corp.	725,001	706,661
Rentcash, Inc.	33,670	281,300
Sceptre Investment Counsel, Ltd.	36,300	174,887
#Western Financial Group, Inc.	163,700	293,285

Total Financials		23,666,415

1238

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (3.3%)
*AEterna Zentaris, Inc.	124,800	$324,381
*Angiotech Pharmaceuticals, Inc.	6,900	11,529
*BioMS Medical Corp.	273,900	90,262
*Cangene Corp.	175,700	626,306
*Cardiome Pharma Corp.	255,300	1,064,096
*Labopharm, Inc.	282,600	564,020
*Logibec Group Informatique, Ltd.	2,600	43,444
*MDS, Inc.	464,108	2,977,012
*Oncolytics Biotech, Inc.	84,200	153,197
*Paladin Labs, Inc.	45,700	823,003
*ProMetic Life Sciences, Inc.	861,300	95,944
*QLT, Inc.	212,100	734,401
#*Resverlogix Corp.	84,300	221,461
#*SXC Health Solutions Corp.	84,161	2,521,119
#*Theratechnologies, Inc.	288,200	601,949
*Transition Therapeutics, Inc.	74,633	358,183

Total Health Care		11,210,307

Industrials — (6.6%)
Aecon Group, Inc.	204,400	1,914,501
*Alexco Resource Corp.	95,500	200,353
*ATS Automation Tooling System, Inc.	304,017	1,312,304
*Churchill Corp. (The)	66,413	638,083
#Clarke, Inc.	99,356	281,305
Exco Technologies, Ltd.	9,700	13,056
*Garda World Security Corp. Class A	16,300	74,899
*Heroux-Devtek, Inc.	85,400	351,192
#*Hydrogenics Corp.	361,330	177,772
IESI-BFC, Ltd.	47,073	633,175
*Intermap Technologies, Ltd.	113,894	197,709
Marsulex, Inc.	48,300	443,880
Richelieu Hardware, Ltd.	51,300	935,281
#Russel Metals, Inc.	229,900	3,564,010
*Stantec, Inc.	156,600	3,936,624
#Superior Plus Corp.	40,390	413,180
Toromont Industries, Ltd.	214,900	4,298,997
Transat A.T., Inc. Class A	2,400	24,039
#Transcontinental, Inc. Class A	256,564	2,002,974
*Vector Aerospace Corp.	83,205	513,635

Total Industrials		21,926,969

Information Technology — (6.5%)
*Aastra Technologies, Ltd.	2,300	49,107
*Absolute Software Corp.	159,900	859,430
#*AXIA NetMedia Corp.	182,767	218,862
Calian Technologies, Ltd.	9,800	155,472
*Celestica, Inc.	797,607	6,367,529
*COM DEV International, Ltd.	235,300	674,938
Computer Modelling Group, Ltd.	42,400	657,303
Constellation Software, Inc.	20,100	615,735
Dalsa Corp.	59,800	377,480
*Descartes Systems Group, Ltd. (The)	142,300	585,184
Enghouse Systems, Ltd.	27,550	167,768
Evertz Technologies, Ltd.	116,100	1,693,136
*Exfo Electro-Optical Engineering, Inc.	21,451	67,305
Gennum Corp.	111,700	411,649
*Hemisphere GPS, Inc.	197,900	194,731
*KAB Distribution, Inc.	403,800	239,900
#*MacDonald Dettweiler & Associates, Ltd.	129,900	3,756,217
*March Networks Corp.	29	99
#Matrikon, Inc.	72,400	128,368

1239

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Miranda Technologies, Inc.	84,301	$373,280
MKS, Inc.	11,060	85,420
Mosaid Technologies, Inc.	35,600	536,685
*Open Text Corp.	25,390	962,333
*Points International, Ltd.	355,081	171,401
*Sandvine Corp.	79,500	87,083
*Sierra Wireless, Inc.	127,100	915,568
*Vecima Network, Inc.	39,308	196,677
#*Webtech Wireless, Inc.	279,500	389,185
#Wi-LAN, Inc.	320,200	656,897
*Zarlink Semiconductor, Inc.	117,500	82,896

Total Information Technology		21,677,638

Materials — (32.0%)
*Alamos Gold, Inc.	347,100	3,122,208
*Almaden Minerals, Ltd.	108,300	72,384
*Altius Minerals Corp.	112,600	659,555
#*Anvil Mining, Ltd.	214,740	418,616
#*Apollo Gold Corp.	218,412	95,292
#*Aquiline Resources, Inc.	224,900	421,720
*Atna Resource, Ltd.	126,947	81,312
#*Augusta Resource Corp.	268,174	500,376
*Aurizon Mines, Ltd.	561,000	2,083,082
Canam Group, Inc. Class A	158,700	1,044,496
*Canfor Corp.	330,690	1,691,438
#*Capstone Mining Corp.	308,865	865,883
*Cardero Resource Corp.	185,860	188,060
Cascades, Inc.	235,076	1,156,559
*Catalyst Paper Corp.	1,675,887	280,028
CCL Industries, Inc. Class B	95,640	2,049,080
*Chariot Resouces, Ltd.	34,500	8,006
*Claude Resources, Inc.	1,133,600	757,663
#*Crystallex International Corp.	1,355,025	352,200
*Detour Gold Corp.	63,241	580,602
*Dundee Precious Metals, Inc.	223,854	425,993
*Eastern Platinum, Ltd.	2,320,390	1,292,396
*Eastmain Resources, Inc.	231,714	247,362
*ECU Silver Mining, Inc.	26,550	13,555
#*Endeavour Silver Corp.	147,700	279,701
#*Entree Gold, Inc.	261,600	330,263
#*Equinox Minerals, Ltd.	1,678,290	4,253,174
*Etruscan Resources, Inc.	333,375	72,725
#*Euro Goldfields, Ltd.	521,060	1,572,007
#*Far West Mining, Ltd.	153,396	291,912
*Farallon Mining, Ltd.	987,400	279,561
*First Nickel, Inc.	300	36
*First Uranium Corp.	51,430	187,148
*FNX Mining Co., Inc.	131,050	1,055,942
*Forsys Metals Corp.	199,402	877,387
*Fronteer Development Group, Inc.	325,800	1,236,966
*Gammon Gold, Inc.	118,640	830,397
*Globestar Mining Corp.	296,306	288,811
#*Golden Star Resources, Ltd.	855,400	2,104,256
#*Grande Cache Coal Corp.	245,800	652,576
#*Great Basin Gold, Ltd.	860,590	1,254,237
*Greystar Resources, Ltd.	34,500	136,431
*Guyana Goldfields, Inc.	187,452	666,457
*Hanfeng Evergreen, Inc.	142,791	803,262
#Harry Winston Diamond Corp.	219,100	1,279,312
*HudBay Minerals, Inc.	477,851	3,539,801
*Imperial Metals Corp.	69,090	260,390

1240

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Inmet Mining Corp.	77,268	$3,239,195
*Inter-Citic Minerals, Inc.	26,125	15,278
*International Forest Products, Ltd. Series A	166,200	438,160
International Royalty Corp.	280,680	971,860
*Intertape Polymer Group, Inc.	117,000	140,107
#*Jinshan Gold Mines, Inc.	490,000	614,064
*Katanga Mining, Ltd.	7,000	4,419
*Kimber Resources, Inc.	21,200	11,414
#*Kirkland Lake Gold, Inc.	187,280	1,533,358
*Lake Shore Gold Corp.	474,700	1,427,735
#*Laramide Resources, Ltd.	241,000	290,833
*Lundin Mining Corp.	1,147,100	3,535,272
Major Drilling Group International, Inc.	101,500	2,337,633
*MDN, Inc.	242,980	142,100
Methanex Corp.	359,200	5,985,277
*Migao Corp.	160,400	1,145,023
*Minco Base Metals Corp.	2,780	—
*Neo Material Technologies, Inc.	384,000	962,451
#Norbord, Inc.	309,200	301,379
#*North American Palladium, Ltd.	199,710	628,468
*Northgate Minerals Corp.	937,300	2,218,719
#*NovaGold Resources, Inc.	282,049	1,162,495
*Orvana Minerals Corp.	118,300	83,461
*Osisko Mining Corp.	438,256	2,778,639
*Pan Amer Silver Corp.	213,700	4,177,788
*Petaquilla Minerals, Ltd.	257,380	164,857
*Platinum Group Metals, Ltd.	189,187	205,476
*Polaris Miner Corp.	16,700	27,904
#*PolyMet Mining Corp.	423,377	695,639
#*Quadra Mining, Ltd.	253,150	2,481,563
*Queenston Mining, Inc.	169,669	836,335
*Red Back Mining, Inc.	80,800	750,808
*Richmont Mines, Inc.	24,000	73,075
#*Rubicon Minerals Corp.	462,115	1,316,958
Samuel Manu-Tech, Inc.	20,400	66,280
*SEMAFO, Inc.	689,365	1,459,041
Sherritt International Corp.	520,560	2,962,203
*Shore Gold, Inc.	837,013	427,345
*Silver Standard Resources, Inc.	229,462	4,532,793
Silvercorp Metals, Inc.	482,000	1,767,371
*Starfield Resources, Inc.	953,115	141,563
Stella-Jones, Inc.	29,600	658,083
*Tahera Diamond Corp.	235,400	1,093
#*Tanzanian Royalty Exploration Corp.	316,139	986,054
*Taseko Mines, Ltd.	649,000	1,331,437
#*Thompson Creek Metals Company, Inc.	474,700	6,927,161
#*Timminco, Ltd.	194,700	189,775
*Virginia Mines, Inc.	29,800	119,781
Wesdome Gold Mines, Ltd.	99,000	158,069
#West Fraser Timber Co., Ltd.	123,716	3,049,116
#*West Timmins Mining, Inc.	269,700	585,842
Winpak, Ltd.	62,058	447,036

Total Materials		107,168,404

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	24,300	780,488
*Wireless Matrix Corp.	127,500	125,458

Total Telecommunication Services		905,946

Utilities — (1.1%)
*Boralex, Inc. Class A	81,274	697,874

1241

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
#*Canadian Hydro Developers, Inc.	531,700	$2,482,665
*MAXIM Power Corp.	89,500	216,844
Pacific Northern Gas, Ltd.	3,900	61,545
*Plutonic Power Corp.	37,800	115,795

Total Utilities		3,574,723

TOTAL COMMON STOCKS		291,447,191

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/04/09 (Collateralized by $590,000 FNMA 4.381%(r), 10/01/35, valued at $366,638) to be repurchased at $360,008	$360	360,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.8%)
§@DFA Short Term Investment Fund LP	41,552,424	41,552,424
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,348,295) to be repurchased at $1,321,880	$1,322	1,321,858

TOTAL SECURITIES LENDING COLLATERAL		42,874,282

TOTAL INVESTMENTS — (100.0%) (Cost $506,416,960)##		$334,681,473

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$39,781,353	—	—	$39,781,353
Consumer Staples	7,851,394	—	—	7,851,394
Energy	53,684,042	—	—	53,684,042
Financials	23,666,415	—	—	23,666,415
Health Care	11,210,307	—	—	11,210,307
Industrials	21,926,969	—	—	21,926,969
Information Technology	21,677,638	—	—	21,677,638
Materials	107,167,311	$1,093	—	107,168,404
Telecommunication Services	905,946	—	—	905,946
Utilities	3,574,723	—	—	3,574,723
Temporary Cash Investments	—	360,000	—	360,000
Securities Lending Collateral	—	42,874,282	—	42,874,282

TOTAL	$291,446,098	$43,235,375	—	$334,681,473

1242

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (82.8%)
ARGENTINA — (0.2%)
*Banco Macro SA	1,349,790	$2,232,011
Petrobras Energia Participacio	4,447,021	3,062,099

TOTAL ARGENTINA		5,294,110

BRAZIL — (5.1%)
#*BRF - Brasil Foods SA ADR	136,229	6,010,424
Companhia de Bebidas das Americas	70,244	4,035,618
Companhia Siderurgica Nacional SA	367,276	9,409,510
CPFL Energia SA	1,935	34,017
*Empresa Brasileira de Aeronautica SA ADR	130,800	2,549,292
#Itau Unibanco Holding SA ADR	246,679	4,413,087
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	42,334,580
Petroleo Brasilerio SA ADR (71654V408)	914,546	37,715,877
Souza Cruz SA	95,874	3,263,030
Tele Norte Leste Participacoes SA	59,254	1,070,272
Tractebel Energia SA	140,100	1,453,751
Vivo Participacoes SA	16,288	357,843
Vivo Participacoes SA ADR	2,500	56,925
Weg SA	278,866	2,243,483

TOTAL BRAZIL		114,947,709

CHILE — (2.0%)
Banco de Chile Series F ADR	47,993	2,135,669
Banco Santander Chile SA ADR	68,948	3,386,036
Colbun SA	1,731,270	436,297
Compania Cervecerias Unidas SA ADR	59,446	2,031,270
Embotelladora Andina SA Series A ADR	26,368	392,224
Embotelladora Andina SA Series B ADR	41,533	757,977
Empresa Nacional de Electricidad SA Sponsored ADR	244,663	12,061,886
Empresas Copec SA	20,500	261,053
Enersis SA Sponsored ADR	650,451	12,482,155
Lan Airlines SA Sponsored ADR	278,595	3,407,217
Masisa SA	165,507	21,841
Sociedad Quimica y Minera de Chile SA Sponsored ADR	211,517	7,570,194
Vina Concha Y Toro SA Sponsored ADR	28,665	1,192,464

TOTAL CHILE		46,136,283

CHINA — (10.6%)
*Air China, Ltd.	262,000	169,068
#*Alibaba.com, Ltd.	59,500	136,436
Aluminum Corp. of China, Ltd. ADR	26,300	759,544
#Angang Steel Co., Ltd.	142,000	320,841
#Anhui Conch Cement Co., Ltd.	72,000	523,039
Bank of China, Ltd.	56,691,000	28,175,728
Bank of Communications Co., Ltd.	1,206,000	1,478,057
*Beijing Capital International Airport Co., Ltd.	4,998,000	3,558,487
Beijing Enterprises Holdings, Ltd.	50,000	251,934
Belle International Holdings, Ltd.	1,948,000	1,947,731
#*Byd Co., Ltd.	395,886	2,187,700
China Citic Bank	932,000	647,171
China Coal Energy Co.	356,000	496,636
China Communications Construction Co., Ltd.	502,000	649,304
China Construction Bank Corp.	9,048,000	7,267,268
#China COSCO Holdings Co., Ltd.	415,500	598,063
#China High Speed Transmission Equipment Group Co., Ltd.	523,000	1,307,344
China Life Insurance Co., Ltd. ADR	250,705	16,686,925

1243

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Merchants Bank Co., Ltd.	1,078,350	$2,530,989
China Merchants Holdings (International) Co., Ltd.	133,652	440,057
China Mobile, Ltd. Sponsored ADR	696,697	36,555,692
China National Building Material Co., Ltd.	72,000	156,285
China Oilfield Services, Ltd.	168,000	182,450
China Overseas Land & Investment, Ltd.	1,550,000	3,804,754
China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,735,248
*China Power International Development, Ltd.	839,000	300,604
*China Railway Group, Ltd.	441,000	396,104
China Resources Enterprise, Ltd.	4,193,000	10,537,783
China Resources Land, Ltd.	748,000	1,809,519
China Resources Power Holdings Co., Ltd.	920,000	2,374,796
China Shenhua Energy Co., Ltd.	786,000	3,214,943
#*China Shipping Container Lines Co., Ltd.	292,000	113,820
China Shipping Development Co., Ltd.	98,000	148,586
*China Southern Airlines Co., Ltd. ADR	4,600	81,788
China Telecom Corp., Ltd. ADR	20,200	1,050,198
China Travel International Investment Hong Kong, Ltd.	1,992,000	497,022
China Unicom Hong Kong, Ltd. ADR	88,800	1,276,944
Citic Pacific, Ltd.	8,740,000	24,964,691
*CITIC Resources Holdings, Ltd.	2,180,000	697,833
CNOOC, Ltd.	45,000	59,989
CNOOC, Ltd. ADR	67,956	9,060,573
#Country Garden Holdings Co.	2,232,000	1,048,134
#Dalian Port (PDA) Co., Ltd.	596,000	260,325
Datang International Power Generation Co., Ltd.	380,000	248,915
Dongfeng Motor Corp.	204,000	217,060
#FU JI Food & Catering Services	289,000	283,405
#Guangshen Railway Co., Ltd. Sponsored ADR	1,400	34,090
Guangzhou R&F Properties Co., Ltd.	67,200	147,732
Harbin Power Equipment Co., Ltd.	494,000	583,154
Hengan International Group Co., Ltd.	36,000	209,277
#HKC (Holdings), Ltd.	2,784,213	239,958
#Hopson Development Holdings, Ltd.	420,000	672,078
*Huadian Power International Corp.	694,000	265,274
Huaneng Power International, Inc. ADR	8,800	275,088
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,480,869
Jiangsu Express Co., Ltd.	764,000	669,799
#Jiangxi Copper Co., Ltd.	135,000	311,158
#Li Ning Co., Ltd.	435,500	1,446,189
#*Maanshan Iron and Steel Co., Ltd.	124,000	96,306
PetroChina Co., Ltd. ADR	115,210	13,565,977
*PICC Property and Casualty Co., Ltd.	168,000	130,301
Ping An Insurance (Group) Co. of China, Ltd.	248,500	2,186,180
*Semiconductor Manufacturing International Corp. ADR	255,943	678,249
Shanghai Electric Group Co., Ltd.	2,392,000	1,252,269
Shenzhen Expressway Co., Ltd.	744,000	380,613
Shenzhen International Holdings, Ltd.	6,415,000	479,101
Shimao Property Holdings, Ltd.	157,500	316,192
*Sino-Ocean Land Holdings, Ltd.	291,000	308,889
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	54,351
Sinotrans, Ltd.	951,000	239,974
Tencent Holdings, Ltd.	700,600	9,452,248
Tingyi (Cayman Islands) Holding Corp.	1,072,000	1,985,135
TPV Technology, Ltd.	802,000	435,799
Weichai Power Co., Ltd.	8,000	36,304
Zijin Mining Group Co., Ltd.	428,000	399,345
ZTE Corp.	1,456,088	6,363,581

TOTAL CHINA		240,905,263

1244

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CZECH REPUBLIC — (1.2%)
CEZ A.S.	301,862	$16,228,831
Komercni Banka A.S.	14,663	2,528,005
Telefonica 02 Czech Republic A.S.	326,466	8,870,353

TOTAL CZECH REPUBLIC		27,627,189

HUNGARY — (1.5%)
ELMU NYRT	185	26,233
Magyar Telekom Telecommunications P.L.C.	665,618	2,419,008
#MOL Hungarian Oil & Gas NYRT	100,838	7,404,208
#*OTP Bank NYRT	669,946	14,302,415
Richter Gedeon NYRT	47,862	9,438,412
Tisza Chemical Group NYRT	53,507	710,513

TOTAL HUNGARY		34,300,789

INDIA — (11.5%)
ACC, Ltd.	43,053	792,607
Adani Enterprises, Ltd.	51,000	884,341
Aditya Birla Nuvo, Ltd.	5,819	106,743
Ambuja Cements, Ltd.	1,162,146	2,636,381
Asea Brown Boveri India, Ltd.	97,291	1,420,096
Asian Paints, Ltd.	75,936	2,250,769
Aventis Pharma, Ltd.	3,628	94,752
Axis Bank, Ltd.	349,044	6,691,714
*Bajaj Auto, Ltd.	98,754	2,522,423
*Bajaj Finserv, Ltd.	59,835	425,817
*Bajaj Holdings and Investment, Ltd.	37,300	365,610
Bharat Electronics, Ltd.	7,300	223,413
*Bharti Airtel, Ltd.	852,924	7,344,610
Cipla, Ltd.	752,827	4,327,362
Colgate-Palmolive (India), Ltd.	84,376	1,176,016
Crompton Greaves, Ltd.	184,828	1,144,610
Cummins India, Ltd.	37,898	217,882
Dabur India, Ltd.	308,253	887,056
Divi’s Laboratories, Ltd.	63,020	704,987
Dr. Reddy’s Laboratories, Ltd.	167,347	2,849,462
*Dr. Reddy’s Laboratories, Ltd. ADR	83,498	1,398,592
EIH, Ltd.	129,641	316,865
Exide Industries, Ltd.	202,666	363,510
GAIL India, Ltd.	57,000	394,607
GAIL India, Ltd. Sponsored GDR	28,791	1,195,892
GlaxoSmithKline Pharmaceuticals, Ltd.	54,867	1,558,664
*Glenmark Pharmaceuticals, Ltd.	99,187	516,340
Godrej Consumer Products, Ltd.	109,632	505,366
*Grasim Industries, Ltd.	6,300	360,383
HCL Technologies, Ltd.	311,688	1,568,068
HDFC Bank, Ltd.	386,733	12,127,578
HDFC Bank, Ltd. ADR	44,016	4,303,444
Hero Honda Motors, Ltd. Series B	205,870	6,914,163
Hindustan Unilever, Ltd.	1,921,894	11,654,364
ICICI Bank, Ltd. Sponsored ADR	88,726	2,781,560
Infosys Technologies, Ltd.	657,429	28,259,814
Infosys Technologies, Ltd. Sponsored ADR	233,496	10,047,333
Infrastructure Development Finance Co., Ltd.	1,931	5,437
ITC, Ltd.	2,007,345	10,493,675
Jindal Steel & Power, Ltd.	104,510	6,426,361
JSW Steel, Ltd.	106,526	1,553,101
Jubilant Organosys, Ltd.	66,060	279,921
Larsen & Toubro, Ltd.	433,176	13,656,693
Lupin, Ltd.	48,124	951,681
*Mahanagar Telephone Nigam, Ltd.	130,940	280,791
Mahindra & Mahindra, Ltd.	254,183	4,541,334

1245

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Mangalore Refinery & Petrochemicals, Ltd.	846,013	$1,493,883
Maruti Suzuki India, Ltd.	129,741	3,829,038
Motor Industries Co., Ltd.	20,203	1,642,994
Nirma, Ltd.	66,235	221,009
*Oracle Financial Services Software, Ltd.	14,000	451,248
Pantaloon Retail India, Ltd.	9,760	62,380
*Pantaloon Retail India, Ltd.- Class B	976	4,763
Petronet LNG, Ltd.	97,953	142,803
Piramal Healthcare, Ltd.	76,008	494,919
Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	240,519
*Ranbaxy Laboratories, Ltd.	221,915	1,302,569
Reliance Capital, Ltd.	101,317	1,871,733
Reliance Communications, Ltd.	1,071,955	6,164,532
Reliance Energy, Ltd.	191,590	4,825,915
*Reliance Industries, Ltd.	1,030,847	42,085,052
*Reliance Natural Resources, Ltd.	1,099,793	1,918,388
Satyam Computer Services, Ltd.	772,898	1,691,370
Sesa Goa, Ltd.	534,990	2,698,825
Shree Cement, Ltd.	2,872	101,207
Shriram Transport Finance Co., Ltd.	2,300	14,651
Siemens India, Ltd.	153,743	1,547,212
Sterling Biotech, Ltd.	68,760	161,020
Sterlite Industries (India), Ltd. Series A	431,495	5,817,051
Sun Pharmaceuticals Industries, Ltd.	146,188	3,568,491
Sun TV Network, Ltd.	25,000	140,805
Tata Chemicals, Ltd.	62,804	334,039
Tata Consultancy Services, Ltd.	756,974	8,323,907
Tata Power Co., Ltd.	144,515	3,928,773
Tata Tea, Ltd.	8,903	157,639
*Tech Mahindra, Ltd.	6,379	113,273
Titan Industries, Ltd.	7,547	192,602
United Phosphorus, Ltd.	69,388	247,954
United Spirits, Ltd.	21,912	465,701
Videsh Sanchar Nigam, Ltd.	105,825	1,110,867
Wipro, Ltd.	440,456	4,511,818
Zee Entertainment Enterprises, Ltd.	402,083	1,561,629
*Zydus Wellness, Ltd.	11,485	29,114

TOTAL INDIA		262,991,881

INDONESIA — (2.3%)
PT Aneka Tambang Tbk	2,782,000	616,753
PT Astra Agro Lestari Tbk	160,000	310,884
PT Astra International Tbk	5,072,561	14,960,447
*PT Bakrie & Brothers Tbk	21,200,000	224,378
PT Bank Central Asia Tbk	9,187,000	3,485,554
PT Bank Danamon Indonesia Tbk	2,719,740	1,322,679
PT Bank Mandiri Persero Tbk	1,725,000	727,175
*PT Bank Pan Indonesia Tbk	8,711,500	631,183
PT Bank Rakyat Indonesia Tbk	1,910,000	1,403,393
PT Bumi Resources Tbk	15,481,000	4,359,343
*PT Holcim Indonesia Tbk	2,854,500	416,662
*PT Indo Tambangraya Megah Tbk	179,000	477,410
PT Indocement Tunggal Prakarsa Tbk	815,500	763,115
*PT Indosat Tbk	2,332,000	1,279,678
*PT International Nickel Indonesia Tbk	840,000	363,872
PT Kalbe Farma Tbk	3,591,000	473,605
*PT Lippo Karawaci Tbk	11,865,250	848,217
*PT Panasia Indosyntec Tbk	75,100	3,027
*PT Semen Gresik Tbk	2,976,500	1,784,725
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	357,765
PT Telekomunikasi Indonesia Tbk	14,011,140	12,527,477

1246

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Unilever Indonesia Tbk	3,430,000	$3,999,591
PT United Tractors Tbk	310,000	403,663

TOTAL INDONESIA		51,740,596

ISRAEL — (3.9%)
*Bank Hapoalim B.M.	2,669,942	8,779,721
*Bank Leumi Le-Israel B.M.	2,744,433	9,251,692
Bezeq Israeli Telecommunication Corp., Ltd.	2,044,881	4,068,620
Clal Industries, Ltd.	23,420	112,683
*Clal Insurance Enterprise Holdings, Ltd.	1,996	38,092
Discount Investment Corp.	32,858	765,308
Elbit Systems, Ltd.	47,891	3,178,473
IDB Holding Corp., Ltd.	—	8
Israel Chemicals, Ltd.	780,753	9,028,868
Koor Industries, Ltd.	1	15
Makhteshim-Agan Industries, Ltd.	507,986	2,635,262
*Migdal Insurance & Financial Holdings, Ltd.	261,456	410,230
*Mizrahi Tefahot Bank, Ltd.	141,699	1,046,637
Osem Investment, Ltd.	33,175	400,375
Partner Communications Co., Ltd.	115,542	2,200,598
Strauss Group, Ltd.	6,896	83,212
#Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	47,415,260

TOTAL ISRAEL		89,415,054

MALAYSIA — (4.2%)
Affin Holdings Berhad	312,600	159,963
Alliance Financial Group Berhad	301,700	211,387
AMMB Holdings Berhad	874,959	993,621
*Axiata Group Berhad	4,359,375	3,636,290
Batu Kawan Berhad	15,000	38,308
*Berjaya Corp. Berhad	734,800	193,930
Berjaya Sports Toto Berhad	803,458	994,889
Boustead Holdings Berhad	113,900	127,962
British American Tobacco Malaysia Berhad	239,100	3,155,221
Bumiputra-Commerce Holdings Berhad	3,095,227	9,476,901
Digi.Com Berhad	495,162	3,120,300
EON Capital Berhad	175,500	240,334
Fraser & Neave Holdings Berhad	61,000	163,408
Gamuda Berhad	805,700	767,715
Genting Berhad	3,086,500	5,696,260
Genting Malaysia Berhad	4,928,500	4,113,510
Genting Plantations Berhad	276,600	443,475
Hong Leong Bank Berhad	820,150	1,350,560
Hong Leong Financial Group Berhad	548,429	794,869
IJM Corp. Berhad	240,400	413,255
IOI Corp. Berhad	5,328,755	7,407,073
KLCC Property Holdings Berhad	778,600	698,708
Kuala Lumpur Kepong Berhad	814,200	2,888,234
Lafarge Malayan Cement Berhad	259,580	442,520
Malayan Banking Berhad	780,353	1,439,963
Malaysian Airlines System Berhad	599,367	527,491
Malaysian Bulk Carriers Berhad	63,000	57,222
Malaysian Pacific Industries Berhad	22,100	38,562
MISC Berhad	2,124,832	5,312,019
MMC Corp. Berhad	1,503,800	1,037,306
Nestle (Malaysia) Berhad	217,200	1,974,029
Oriental Holdings Berhad	241,300	355,926
Parkson Holdings Berhad	182,650	279,717
Petronas Dagangan Berhad	445,100	1,080,308
Petronas Gas Berhad	886,800	2,466,045
Plus Expressways Berhad	2,589,600	2,410,532

1247

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
PPB Group Berhad	889,100	$3,711,946
Public Bank Berhad (B012W42)	44,291	128,357
Public Bank Berhad (B012W53)	1,550,201	4,577,771
RHB Capital Berhad	525,900	686,265
Sarawak Energy Berhad	430,200	262,599
Shell Refining Co. Federation of Malaysia Berhad	227,000	676,526
Sime Darby Berhad	3,457,620	8,094,719
SP Setia Berhad	971,150	1,223,505
Star Publications (Malaysia) Berhad	411,600	369,083
Telekom Malaysia Berhad	1,816,400	1,541,533
Tenaga Nasional Berhad	2,121,000	4,906,371
*UEM Land Holdings Berhad	700,625	342,110
UMW Holdings Berhad	729,066	1,282,200
YTL Corp. Berhad	1,420,966	2,922,242
YTL Power International Berhad	283,040	175,175

TOTAL MALAYSIA		95,408,215

MEXICO — (6.5%)
#America Movil S.A.B. de C.V. Series L	17,737,259	38,135,980
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	4,659,487
#*Cementos de Mexico S.A.B de C.V. Series B	267,800	252,006
#Coca-Cola Femsa S.A.B. de C.V. Series L	517,300	2,403,414
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	12,920
Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	377
Corporativo Fragua S.A.B. de C.V. Series B	21	165
*Dine S.A.B. de C.V.	116,965	55,786
El Puerto de Liverpool S.A.B. de C.V. Series C1	316,000	1,172,231
Embotelladora Arca S.A.B. de C.V.	385,803	953,628
*Empresas ICA S.A.B. de C.V.	50	92
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	8,130,359
*Gruma S.A.B. de C.V. ADR	82,911	477,567
#Grupo Carso S.A.B. de C.V. Series A-1	990,932	3,225,837
#Grupo Elektra S.A. de C.V.	117,475	6,028,231
Grupo Financiero Banorte S.A.B. de C.V.	2,827,109	7,005,169
Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,666,864	4,603,467
Grupo Gigante S.A.B. de C.V. Series B	62,282	64,715
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	626,600	3,496,133
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	132,625
*Grupo Kuo S.A.B. de C.V. Series B	68	41
Grupo Mexico S.A.B. de C.V. Series B	8,979,064	12,779,650
#*Grupo Modelo S.A.B. de C.V. Series C	924,700	3,616,474
*Grupo Nutrisa S.A. de C.V.	129	166
*Grupo Qumma S.A. de C.V. Series B	1,591	22
#Grupo Televisa S.A. de C.V.	1,704,800	6,162,783
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	1,986,644
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,945,976	2,386,399
Industrias Penoles S.A.B. de C.V.	194,550	3,093,005
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	2,873,457
#*Organizacion Soriana S.A.B. de C.V. Series B	2,134,000	5,332,981
*Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	3,709
*Savia S.A. de C.V.	120,000	7,268
Telefonos de Mexico S.A. de C.V. Series A	200,000	158,983
Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,722,610
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	127,489
#Telmex Internacional S.A.B. de C.V. (B39SR26)	9,705,800	6,150,166
Telmex Internacional S.A.B. de C.V. ADR	30,200	379,312
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	14,903,328

TOTAL MEXICO		148,494,676

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	2,671,000	382,860

1248

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Aboitiz Power Corp.	530,000	$61,658
Ayala Corp. Series A	313,453	1,953,598
Ayala Land, Inc.	9,214,518	1,741,029
Banco de Oro Unibank, Inc.	1,292,908	941,134
Bank of the Philippine Islands	2,320,456	2,188,248
*Energy Development Corp.	970,000	90,619
*Filipina Water Bottling Corp.	2,006,957	—
*Jollibee Food Corp.	65,000	68,253
Metro Bank & Trust Co.	257,100	207,829
Philippine Long Distance Telephone Co.	100,210	5,278,931
Pilipino Telephone Corp.	876,000	158,419
Robinson’s Land Corp. Series B	183,100	34,622
SM Prime Holdings, Inc.	508,168	102,407

TOTAL PHILIPPINES		13,209,607

POLAND — (1.2%)
Asseco Poland SA	29,080	598,715
*Bank Handlowy w Warszawie SA	17,748	359,088
*Bank Pekao SA	163,030	8,141,977
*Bank Przemyslowo Handlowy BPH SA	2,029	35,951
*Bank Zackodni WBK SA	37,228	1,648,016
Browary Zywiec SA	13,634	2,414,969
*Getin Holdings SA	100,000	249,827
*KGHM Polska Miedz SA	61,000	1,814,307
Kredyt Bank SA	88,259	249,332
*Mondi Packaging Paper Swiecie SA	26,883	425,669
*PBG SA	5,605	435,296
Polski Koncern Naftowy Orlen SA	267,237	2,616,684
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	1,098,201
Powszechna Kasa Oszczednosci Bank Polski SA	176,070	2,012,769
Telekomunikacja Polska SA	1,112,400	5,696,013
TVN SA	35,681	165,571

TOTAL POLAND		27,962,385

SINGAPORE — (0.0%)
#*Genting Singapore P.L.C.	560,350	328,983

SOUTH AFRICA — (8.1%)
ABSA Group, Ltd.	362,514	5,503,789
Adcock Ingram Holdings, Ltd.	5,100	30,196
#African Bank Investments, Ltd.	318,206	1,213,792
African Rainbow Minerals, Ltd.	366,396	6,188,038
Anglo American Platinum Corp., Ltd.	114,526	8,212,856
AngloGold Ashanti, Ltd. Sponsored ADR	197,922	7,758,542
ArcelorMittal South Africa, Ltd.	330,893	4,254,272
*Aspen Pharmacare Holdings, Ltd.	37,154	285,223
Aveng, Ltd.	49,466	234,478
Barloworld, Ltd.	4,883	28,348
Bidvest Group, Ltd.	182,111	2,528,500
*Data Tec, Ltd.	10,700	29,752
Discovery Holdings, Ltd.	391,199	1,379,958
Exxaro Resources, Ltd.	83,898	884,213
FirstRand, Ltd.	1,540,707	2,986,917
Freeworld Coatings, Ltd.	117,583	120,059
Gold Fields, Ltd. Sponsored ADR	425,086	5,126,537
*Harmony Gold Mining Co., Ltd.	387,997	3,574,034
*Harmony Gold Mining Co., Ltd. Sponsored ADR	389,769	3,609,261
Impala Platinum Holdings, Ltd.	478,692	11,542,133
Investec, Ltd.	118,615	829,465
Kumba Iron Ore, Ltd.	15,092	399,238
Liberty Holdings, Ltd.	209,134	1,611,957

1249

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Massmart Holdings, Ltd.	124,452	$1,216,202
#Mondi, Ltd.	11,693	53,283
MTN Group, Ltd.	1,637,683	26,954,586
Murray & Roberts Holdings, Ltd.	107,838	662,602
Naspers, Ltd. Series N	267,808	7,995,066
Nedbank Group, Ltd.	54,403	751,486
Network Healthcare Holdings, Ltd.	374,194	510,719
Pick’n Pay Stores, Ltd.	288,558	1,329,247
Pretoria Portland Cement Co., Ltd.	753,899	2,783,607
PSG Group, Ltd.	189,027	454,067
Sanlam, Ltd.	961,639	2,449,359
Sasol, Ltd. Sponsored ADR	1,270,370	45,377,616
Shoprite Holdings, Ltd.	596,920	4,379,797
#Standard Bank Group, Ltd.	843,110	10,141,100
Steinhoff International Holdings, Ltd.	694,492	1,365,707
*Super Group, Ltd.	513,680	48,356
#Telkom South Africa, Ltd.	521,362	2,596,085
Tiger Brands, Ltd.	76,245	1,536,766
Truworths International, Ltd.	138,004	704,764
#*Vodacom Group Pty, Ltd.	521,362	3,935,617

TOTAL SOUTH AFRICA		183,577,590

SOUTH KOREA — (11.3%)
Amorepacific Corp.	3,527	1,931,945
Cheil Industrial, Inc.	20,690	800,515
#Daewoo Engineering & Construction Co., Ltd.	218,088	2,304,398
#Daewoo International Corp.	47,246	999,202
Daewoo Securities Co., Ltd.	103,195	1,970,925
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,525,671
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	851,535
#Doosan Infracore Co., Ltd.	82,000	1,085,678
Glovis Co., Ltd.	6,360	398,676
GS Engineering & Construction Corp.	27,320	1,943,908
GS Holdings Corp.	42,945	1,149,495
Hana Financial Group, Inc.	112,261	3,175,535
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,352,644
Hite Brewery Co., Ltd.	6,098	848,269
*Hynix Semiconductor, Inc.	163,310	2,336,129
Hyundai Department Store Co., Ltd.	3,893	319,804
#Hyundai Development Co.	33,870	1,195,703
#Hyundai Heavy Industries Co., Ltd.	49,890	8,713,290
#Hyundai Merchant Marine Co., Ltd.	24,600	532,356
Hyundai Mobis	53,070	5,589,029
Hyundai Motor Co., Ltd.	95,919	6,870,176
*Hyundai Securities Co., Ltd.	18,410	264,486
#Hyundai Steel Co.	58,560	3,414,274
*Industrial Bank of Korea	78,210	894,540
#Kangwon Land, Inc.	150,410	1,994,132
*KB Financial Group, Inc.	139,085	6,013,201
KCC Corp.	7,410	2,081,911
#*Kia Motors Corp.	225,130	2,808,665
*Korea Electric Power Corp.	295,290	7,953,195
Korea Exchange Bank	200,200	1,934,625
Korea Gas Corp.	35,793	1,513,556
*Korea Investment Holdings Co., Ltd.	6,730	218,768
KT Corp.	195,930	6,334,086
KT&G Corp.	103,590	6,012,733
LG Chemical, Ltd.	32,392	4,004,633
#LG Corp.	129,413	6,961,904
*LG Display Co., Ltd. ADR	128,466	1,856,334
#LG Electronics, Inc.	88,910	9,359,768

1250

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*LG Hausys, Ltd.	4,382	$406,732
#LG Household & Healthcare Co., Ltd.	5,120	919,723
*LG Telecom, Ltd.	44,600	313,426
Lotte Confectionary Co., Ltd.	315	268,180
*LS Industrial Systems Co., Ltd.	1,000	56,101
#Macquarie Korea Infrastructure Fund	75,002	306,461
#*Mirae Asset Securities Co., Ltd.	7,275	461,446
#*NCsoft Corp.	4,529	489,637
*OCI Co., Ltd.	780	134,401
POSCO	46,060	18,705,191
S1 Corp.	3,130	142,327
Samsung Card Co., Ltd.	23,720	963,852
Samsung Corp.	100,930	3,808,929
#Samsung Electro-Mechanics Co., Ltd.	37,767	2,112,548
Samsung Electronics Co., Ltd.	97,139	57,196,083
Samsung Electronics Co., Ltd. ADR	49,372	14,551,918
#*Samsung Engineering Co., Ltd.	6,628	478,730
Samsung Fire and Marine Insurance, Ltd.	35,022	5,863,128
#Samsung Heavy Industries Co., Ltd.	126,000	3,321,628
Samsung SDI Co., Ltd.	20,352	1,687,847
Samsung Securities Co., Ltd.	33,780	2,099,918
*Samsung Techwin Co., Ltd.	7,702	440,575
*Shinhan Financial Group Co., Ltd.	218,686	7,356,850
Shinhan Financial Group Co., Ltd. ADR	16,770	1,128,286
#Shinsegae Co., Ltd.	12,596	5,441,772
SK Co., Ltd.	21,194	1,897,720
SK Energy Co., Ltd.	51,889	4,384,468
SK Telecom Co., Ltd.	56,085	8,469,522
#S-Oil Corp.	47,310	2,252,973
*STX Pan Ocean Co., Ltd.	30,480	304,592
Woongjin Coway Co., Ltd.	13,260	331,572
Woori Investment & Securities Co., Ltd.	67,386	1,010,955
Yuhan Corp.	776	123,066

TOTAL SOUTH KOREA		257,946,251

TAIWAN — (9.2%)
Acer, Inc.	2,802,239	5,908,007
Advanced Semiconductor Engineering, Inc.	2,990,899	2,114,888
Advantech Co., Ltd.	73,609	111,057
Asia Cement Corp.	2,380,693	2,547,970
Asustek Computer, Inc.	2,962,281	4,687,564
AU Optronics Corp.	1,294,052	1,436,049
AU Optronics Corp. Sponsored ADR	337,870	3,763,872
Catcher Co., Ltd.	164,027	459,660
Cathay Financial Holdings Co., Ltd.	2,746,761	4,215,142
Chang Hwa Commercial Bank	1,962,000	872,864
Cheng Shin Rubber Industry Co., Ltd.	980,718	1,889,419
Cheng Uei Precision Industry Co., Ltd.	233,232	466,112
Chi Mei Optoelectronic Corp.	1,590,000	887,995
*Chicony Electronics Co., Ltd.	199,367	442,341
China Development Financial Holding Corp.	3,970,000	971,601
China Steel Corp.	8,747,669	8,445,098
Chinatrust Financial Holdings Co., Ltd.	874,000	553,075
Chungwa Picture Tubes Co., Ltd.	2,676,000	419,568
Clevo Co.	471,643	676,504
Compal Electronics, Inc.	3,689,927	3,617,298
Delta Electronics Industrial Co., Ltd.	1,812,367	4,688,126
E.Sun Financial Holding Co., Ltd.	1,093,000	380,871
Epistar Corp.	224,000	611,351
Eternal Chemical Co., Ltd.	254,520	209,229
Evergreen International Storage & Transport Corp.	357,000	315,760

1251

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Evergreen Marine Corp., Ltd.	481,869	$293,338
Everlight Electronics Co., Ltd.	146,000	406,890
Far East Textile, Ltd.	4,207,850	4,744,572
Feng Hsin Iron & Steel Co., Ltd.	170,000	260,570
First Financial Holding Co., Ltd.	5,210,574	3,201,866
*Formosa Chemicals & Fiber Co., Ltd.	4,748,445	7,413,249
Formosa International Hotels Corp.	35,200	457,888
Formosa Plastics Corp.	5,051,649	8,669,573
Formosa Taffeta Co., Ltd.	605,000	403,500
Foxconn Technology Co., Ltd.	684,791	1,790,354
Fubon Financial Holding Co., Ltd.	5,940,052	6,090,366
Giant Manufacture Co., Ltd.	168,000	465,225
Hon Hai Precision Industry Co., Ltd.	4,590,177	15,848,654
Hotai Motor Co., Ltd.	387,000	916,023
HTC Corp.	502,095	6,848,023
Hua Nan Financial Holding Co., Ltd.	5,559,124	3,525,058
*Innolux Display Corp.	1,698,000	2,234,839
Inventec Corp.	1,732,722	1,002,283
Largan Precision Co., Ltd.	43,000	550,667
Lee Chang Yung Chemical Industry Corp.	291,000	310,347
Lite-On Technology Corp.	504,000	572,266
Macronix International Co., Ltd.	1,726,335	902,909
Media Tek, Inc.	735,527	10,568,401
Mega Financial Holding Co., Ltd.	4,537,000	2,360,995
Mitac International Corp.	209,288	96,599
Nan Ya Plastic Corp.	7,084,565	9,114,779
*Nan Ya Printed Circuit Board Corp.	197,000	636,055
Pou Chen Corp.	1,911,754	1,350,717
President Chain Store Corp.	776,260	2,028,672
Shihlin Electric & Engineering Corp.	235,000	275,825
Shin Kong Financial Holding Co., Ltd.	1,800,619	732,604
Siliconware Precision Industries Co., Ltd.	2,347,324	3,082,679
SinoPac Holdings Co., Ltd.	2,807,000	922,742
Synnex Technology International Corp.	843,364	1,636,593
Taishin Financial Holdings Co., Ltd.	1,609,000	627,926
*Taiwan Business Bank	921,000	234,130
Taiwan Cement Corp.	2,415,895	2,556,382
Taiwan Cooperative Bank	2,997,634	1,843,696
Taiwan Glass Industrial Corp.	1,271,068	884,535
Taiwan Secom Co., Ltd.	150,000	226,355
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,590	39,864,872
*Tatung Co., Ltd.	1,058,000	270,251
Ton Yi Industrial Corp.	220,000	82,421
Transcend Information, Inc.	125,000	398,240
TSRC Corp.	368,000	433,354
U-Ming Marine Transport Corp.	648,860	1,227,461
Uni-President Enterprises Corp.	3,348,991	3,474,718
United Microelectronics Corp.	5,956,000	2,636,148
Walsin Lihwa Corp.	2,278,539	752,761
Wan Hai Lines Co., Ltd.	543,209	276,443
Wistron Corp.	1,139,690	2,271,375
Yang Ming Marine Transport Corp.	341,131	131,377
*Young Fast Optoelectronics Co., Ltd.	4,000	42,136
Yuanta Financial Holding Co., Ltd.	1,945,885	1,395,712

TOTAL TAIWAN		210,036,835

THAILAND — (1.4%)
Advance Info Service PCL (Foreign)	1,541,800	3,919,063
Bangkok Bank PCL (Foreign) NVDR	286,400	934,187
Bangkok Dusit Medical Services PCL (Foreign)	586,600	399,915
Bank of Ayudhya PCL (Foreign)	2,590,200	1,408,131

1252

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Banpu PCL (Foreign)	115,100	$1,285,278
BEC World PCL (Foreign)	1,097,600	638,627
Bumrungrad Hospital PCL (Foreign)	297,000	224,736
C.P. ALL PCL (Foreign)	2,436,200	1,195,549
Charoen Pokphand Foods PCL (Foreign)	4,181,300	645,073
Delta Electronics (Thailand) PCL (Foreign)	622,510	285,370
*Electricity Generating PCL (Foreign) NVDR	60,000	130,473
*Glow Energy PCL (Foreign)	119,000	104,033
*IRPC PCL (Foreign)	4,240,300	426,148
Kasikornbank PCL (Foreign)	1,612,200	3,790,068
Krung Thai Bank PCL (Foreign)	9,090,370	2,243,876
Land & Houses PCL (Foreign) NVDR	790,000	119,556
Padaeng Industry PCL (Foreign) NVDR	344,000	148,598
PTT Aromatics & Refining PCL (Foreign)	1,287,137	741,342
PTT Chemical PCL (Foreign)	1,297,060	2,286,912
PTT Exploration & Production PCL (Foreign)	592,000	2,435,498
PTT PCL (Foreign)	218,400	1,540,288
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	977,830
Siam Cement PCL (Foreign) (The)	117,100	634,879
Siam Cement PCL (Foreign) NVDR (The)	41,600	224,931
Siam City Bank PCL (Foreign)	833,100	440,664
Siam City Cement PCL (Foreign)	171,113	920,179
Siam Commercial Bank PCL (Foreign)	1,001,366	2,273,157
Siam Makro PCL (Foreign)	112,500	237,199
Thai Oil PCL (Foreign)	196,000	215,986
*TMB Bank PCL (Foreign)	3,780,000	89,974

TOTAL THAILAND		30,917,520

TURKEY — (2.0%)
Akbank T.A.S.	1,190,899	6,732,002
Aksigorta A.S.	97,752	299,224
Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	4,144,761
*Asya Katilim Bankasi A.S.	151,578	290,756
Aygaz A.S.	—	1
BIM BirlesikMagazalar A.S.	17,544	689,945
*Dogan Sirketler Grubu Holding A.S.	2,048,599	1,548,306
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	385,612	1,329,843
*Eregli Demir ve Celik Fabrikalari Turk A.S.	775,240	2,578,354
Ford Otomotiv Sanayi A.S.	114,792	586,815
*Koc Holding A.S. Series B	1,182,181	2,810,031
*TAV Havalimanlari Holding A.S.	48,000	134,841
Tofas Turk Otomobil Fabrikasi A.S.	1	1
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	2,802,890
*Turk Ekonomi Bankasi A.S.	—	—
Turk Hava Yollari Anonim Ortakligi A.S.	131,400	208,004
*Turk Sise ve Cam Fabrikalari A.S.	531,423	485,008
Turkcell Iletisim Hizmetleri A.S.	240,093	1,525,554
*Turkiye Garanti Bankasi A.S.	2,842,585	10,106,898
Turkiye Halk Bankasi A.S.	139,950	754,564
Turkiye Is Bankasi A.S.	1,429,127	4,961,335
*Turkiye Vakiflar Bankasi T.A.O.	385,861	814,585
*Yapi ve Kredi Bankasi A.S.	1,249,137	2,623,949

TOTAL TURKEY		45,427,670

TOTAL COMMON STOCKS		1,886,668,606

PREFERRED STOCKS — (6.0%)
BRAZIL — (6.0%)
*Aracruz Celulose SA Series B	102,635	204,087
Banco Bradesco SA	1,309,241	20,553,487
Brasil Telecom Participacoes SA	222,326	1,893,480

1253

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Brasil Telecom Participacoes SA ADR	9,465	$400,464
Brasil Telecom SA	234,762	1,688,600
*Braskem SA Preferred A Sponsored ADR	39,323	351,941
#Cia Vale do Rio Doce	302,400	5,201,280
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	85,300	3,992,040
Companhia de Bebidas das Americas	83	5,837
Companhia de Bebidas das Americas Preferred ADR	151,600	10,662,028
Companhia Energetica de Minas Gerais SA	409,748	5,872,517
Companhia Energetica de Minas Gerais SA Sponsored ADR	25,925	370,209
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,042
Gerdau SA	756,268	8,860,790
Itau Unibanco Holding SA	1,605,232	28,676,073
Net Servicos de Comunicacao SA Preferred ADR	197,391	2,005,493
*Sadia SA ADR	185,826	1,624,119
Tele Norte Leste Participacoes SA	180,034	2,759,733
Tele Norte Leste Participacoes SA ADR	127,600	1,963,764
Telecomunicacoes de Sao Paulo SA	96,700	2,259,745
Telemar Norte Leste SA	37,912	1,015,999
Ultrapar Participacoes SA Sponsored ADR	113,254	3,844,973
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	4,605,395
Vale SA Series A	1,412,691	24,418,751
Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,069,151
*Votorantim Celulose e Papel SA Sponsored ADR	19,979	298,486

TOTAL BRAZIL		136,602,484

INDIA — (0.0%)
Tata Steel, Ltd.	533,337	850,040

TOTAL PREFERRED STOCKS		137,452,524

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. Rights 08/27/09	10,805	139,435

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $2,295,000 FNMA 6.00%, 10/01/38, valued at $1,984,527) to be repurchased at $1,953,031	$1,953	1,953,000

1254

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.1%)
§@DFA Short Term Investment Fund LP	249,949,947	$249,949,947
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,767,805) to be repurchased at $1,733,171	$1,733	1,733,142

TOTAL SECURITIES LENDING COLLATERAL		251,683,089

TOTAL INVESTMENTS — (100.0%)
(Cost $1,325,179,264)##		$2,277,896,654

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$5,294,110	—	$5,294,110
Brazil	$114,947,709	—	—	114,947,709
Chile	46,136,283	—	—	46,136,283
China	84,098,072	156,807,191	—	240,905,263
Czech Republic	—	27,627,189	—	27,627,189
Hungary	—	34,300,789	—	34,300,789
India	19,731,583	243,260,298	—	262,991,881
Indonesia	—	51,740,596	—	51,740,596
Israel	47,415,260	41,999,794	—	89,415,054
Malaysia	—	95,408,215	—	95,408,215
Mexico	148,486,844	7,832	—	148,494,676
Philippines	—	13,209,607	—	13,209,607
Poland	—	27,962,385	—	27,962,385
Singapore	—	328,983	—	328,983
South Africa	65,807,574	117,770,016	—	183,577,590
South Korea	23,956,470	233,989,781	—	257,946,251
Taiwan	3,763,872	206,272,963	—	210,036,835
Thailand	30,917,520	—	—	30,917,520
Turkey	—	45,427,670	—	45,427,670
Preferred Stocks
Brazil	136,602,484	—	—	136,602,484
India	—	850,040	—	850,040
Rights/Warrants
South Korea	—	139,435	—	139,435
Temporary Cash Investments	—	1,953,000	—	1,953,000
Securities Lending Collateral	—	251,683,089	—	251,683,089

TOTAL	$721,863,671	$1,556,032,983	—	$2,277,896,654

1255

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.8%)
ARGENTINA — (0.1%)
*Banco Suquia SA	76,789	$—
Ferrum SA de Ceramica y Metalurgica Series B	37,700	25,090
Petrobras Energia Participacio	1,365,060	939,944

TOTAL ARGENTINA		965,034

BRAZIL — (6.2%)
Acos Villares SA	719,000	285,172
*Acucar Guarani SA	18,000	51,518
AES Tiete SA (2440693)	53,900	511,339
AES Tiete SA (2441038)	97,828	1,064,402
All America Latina Logistica SA	350,500	2,212,992
American Banknote SA	66,200	557,063
*Anhanguera Educacional Participacoes SA	126,200	1,251,347
B2W Cia Global Do Varejo	123,200	2,855,903
*Banco ABC Brasil SA	23,000	97,264
Banco Alfa de Investimento SA	700	2,881
*Banco Cruzeiro do Sul SA	19,400	62,180
*Banco Daycoval SA	10,300	43,337
*Banco Industrial e Comercial SA	60,300	291,521
*Banco Panamericano SA	63,700	173,440
Banco Pine SA	62,500	297,133
Banco Sofisa SA	92,600	260,566
Bematech SA	68,200	241,254
*Bombril SA	17,600	54,618
*BR Malls Participacoes SA	120,800	1,256,074
*BRF - Brasil Foods SA ADR	71,200	3,141,344
*Brookfield Incorporacoes SA	98,100	315,476
*Camargo Correa Desenvolvimento Imobiliario SA	13,100	40,583
Cia de Gas de Sao Paulo	24,800	453,265
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,028,754
Cia de Saneamento do Parana	176,900	194,370
Cia Energetica de Sao Paulo	156,900	1,617,144
Cia Hering	27,900	229,540
*Comgas Cia Gas Redeem B Share	328	5,995
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,115,801
*Cosan SA Industria e Comercio	169,700	1,558,975
Cremer SA	12,000	74,608
Cyrela Brazil Realty SA	326,200	3,355,100
*Diagnosticos Da America SA	126,800	2,704,885
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,338,340
Energias do Brazil SA	52,102	768,231
*Equatorial Energia SA	19,300	173,785
Eternit SA	148,770	596,436
*Even Construtora e Incorporadora SA	12,500	38,054
Ferbasa-Ferro Ligas Da Bahia	92,500	475,948
Fertilizantes Fosfatados SA	134,100	1,257,805
Gafisa SA	150,800	1,927,686
*Global Village Telecom Holding SA	178,300	3,450,844
Globex Utilidades SA	58,737	263,187
*Grendene SA	54,700	608,348
*Guararapes Confeccoes SA	3,800	75,134
*IdeiasNet SA	234,800	427,882
*Iguatemi Empresa de Shopping Centers SA	44,200	530,424
Industrias Romi SA	77,500	448,613
JBS SA	138,900	551,654
JHSF Participacoes SA	39,700	55,324

1256

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Klabin Segall SA	38,000	$81,061
Light SA	199,200	2,594,431
Localiza Rent a Car SA	219,700	1,766,314
Lojas Americanas SA	8,000	38,590
Lojas Renner SA	273,700	4,007,763
*LPS Brasila Consultoria de Imoveis SA	15,200	101,021
*Lupatech SA	34,700	397,076
M Dias Branco SA	44,100	744,553
*M&G Poliester SA	640,780	34,344
*Magnesita Refratarios SA	441,455	2,373,198
Mangels Industrial SA	14,600	52,351
*Marisa SA	11,600	45,014
*Medial Saude SA	48,250	218,525
*Mmx Mineracao e Metalicos SA	120,800	459,697
*MPX Energia SA	46,000	400,643
*Multiplan Empreendimentos Imobiliarios SA	2,500	32,065
Natura Cosmeticos SA	177,300	2,525,866
Obrascon Huarte Lain Brasil SA	6,200	66,794
OdontoPrev SA	47,400	774,355
*Parana Banco SA	24,700	104,585
*Paranapanema SA	85,998	188,059
*PDG Realty SA Empreendimentos e Participacoes	176,900	2,512,582
*Plascar Participacoes Industriais SA	99,700	125,043
Porto Seguro SA	261,800	2,343,326
*Positivo Informatica SA	33,300	243,804
*Rodobens Negocios Imobiliarios SA	2,500	24,119
*Rossi Residencial SA	148,600	863,365
Sao Carlos Empreendimentos e Participacoes SA	51,500	425,084
*Sao Martinho SA	64,100	544,545
Sao Paulo Alpargatas SA	5,100	195,444
*SLC Agricola SA	12,100	115,763
*Sul America SA	29,700	525,152
*Tam SA	135,800	1,674,072
*Terna Participacoes SA	3,800	78,719
Totvs SA	49,764	1,995,094
Universo Online SA	72,700	307,828

TOTAL BRAZIL		70,373,784

CHILE — (1.5%)
Aguas Andinas SA Series A	489,473	198,123
Banmedica SA	1,312,094	1,333,799
Cementos Bio-Bio SA	452,622	920,218
Cintac SA	324,650	121,207
Compania de Consumidores de Gas Santiago SA	71,374	290,219
*Compania SudAmericana de Vapores SA	1,981,730	1,465,099
CorpBanca SA	327,140,907	1,976,571
CorpBanca SA ADR	31,658	946,574
Cristalerias de Chile SA	159,630	1,723,019
Embotelladora Andina SA Series B ADR	900	16,425
*Empresas Iansa SA	4,176,187	275,171
Farmacias Ahumada SA	242,158	456,522
Industrias Forestales SA	20,000	4,972
Madeco SA	5,444,501	360,350
#Madeco SA Sponsored ADR	261,622	1,713,624
Masisa SA	8,936,076	1,179,255
Parque Arauco SA	1,055,338	990,853
Soquimic Comercial SA	562,478	233,911
Vina Concha Y Toro SA	1,152,066	2,384,833
Vina Concha Y Toro SA Sponsored ADR	200	8,320
Vina San Pedro Tarapaca SA	40,113,498	303,974

TOTAL CHILE		16,903,039

1257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (12.5%)
Agile Property Holdings, Ltd.	1,276,000	$1,794,928
#Ajisen China Holdings, Ltd.	480,000	324,770
Anhui Expressway Co., Ltd.	834,000	514,572
#Baoye Group Co., Ltd.	2,298,000	1,524,383
#Beijing Capital Land, Ltd.	5,436,000	2,455,371
Beijing North Star Co., Ltd.	536,000	229,149
#Bosideng International Holdings, Ltd.	814,000	118,469
#*Brilliance China Automotive Holdings, Ltd.	18,522,000	2,623,477
#*Byd Co., Ltd.	482,000	2,663,573
#*China Aerospace International Holdings, Ltd.	13,201,500	1,342,206
China Agri-Industries Holdings, Ltd.	712,000	526,313
#*China Eastern Airlines Corp., Ltd.	2,194,000	708,699
China Everbright International, Ltd.	5,281,800	2,012,223
China Everbright, Ltd.	372,000	1,169,272
#China Gas Holdings, Ltd.	5,115,500	1,377,841
China High Speed Transmission Equipment Group Co., Ltd.	300,000	749,910
*China Mengniu Dairy Co., Ltd.	123,000	293,757
*China Mining Resources Group, Ltd.	28,069,900	1,645,481
*China Power International Development, Ltd.	5,805,200	2,079,934
*China Power New Energy Development Co., Ltd.	1,080,000	84,864
#China Shineway Pharmaceutical Group, Ltd.	460,200	448,449
#China State Construction International Holdings, Ltd.	2,984,000	1,562,882
China Travel International Investment Hong Kong, Ltd.	21,347,000	5,326,274
#China Yurun Food Group, Ltd.	2,622,000	4,138,714
Chongqing Iron and Steel Co., Ltd.	3,824,000	1,933,634
*CITIC 21CN Co., Ltd.	4,363,200	165,747
#*CITIC Resources Holdings, Ltd.	8,560,600	2,740,306
#COSCO International Holdings, Ltd.	5,483,000	2,582,165
COSCO Pacific, Ltd.	566,000	783,501
Dachan Food Asia, Ltd.	101,000	22,893
Denway Motors, Ltd.	1,344,000	666,333
Digital China Holdings, Ltd.	443,800	317,085
Dongfang Electric Co., Ltd.	63,000	308,267
*Enerchina Holdings, Ltd.	10,646,167	183,470
First Tractor Co., Ltd.	303,176	109,626
Fosun International	532,000	425,857
*Founder Holdings, Ltd.	3,896,900	198,263
#FU JI Food & Catering Services	1,857,800	1,821,831
Great Wall Motor Co., Ltd.	698,500	796,752
Great Wall Technology Co., Ltd.	1,708,000	606,953
Guangdong Investment, Ltd.	5,402,000	3,019,456
#Guangzhou Shipyard International Co., Ltd.	280,000	570,935
#GZI Transport, Ltd.	2,027,300	857,067
*Hidili Industry International Development, Ltd.	309,000	353,400
#HKC (Holdings), Ltd.	23,164,206	1,996,410
#Hopson Development Holdings, Ltd.	3,914,000	6,263,126
#*Hunan Non-Ferrous Metal Corp., Ltd.	15,042,000	4,354,489
Kingdee International Software Group Co., Ltd.	1,620,000	302,640
#Kingsoft Corp., Ltd.	179,000	181,086
#*Kingway Brewery Holdings, Ltd.	7,765,800	1,449,655
KWG Property Holding, Ltd.	969,500	735,925
Lianhua Supermarket Holdings Co., Ltd.	326,000	599,177
#*Lingbao Gold Co., Ltd.	2,356,000	889,856
#Lonking Holdings, Ltd.	3,324,000	2,348,867
*Minmetals Resources, Ltd.	9,594,000	2,730,504
*Nanjing Panda Electronics Co., Ltd.	284,000	72,664
Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,908
New World Department Store China, Ltd.	170,000	147,814
Qunxing Paper Holdings Co., Ltd.	158,000	89,377
#*Semiconductor Manufacturing International Corp.	175,645,000	9,455,952
Shanghai Industrial Holdings, Ltd.	271,000	1,464,833

1258

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shanghai Prime Machinery Co., Ltd.	6,050,000	$1,168,598
Shenji Kunming Machine Tool Co., Ltd.	95,000	72,887
Shenzhen Expressway Co., Ltd.	2,290,000	1,171,509
Shenzhen International Holdings, Ltd.	72,504,300	5,414,944
Shenzhen Investment, Ltd.	14,500,000	7,165,230
Shimao Property Holdings, Ltd.	632,500	1,269,788
Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,270,684
#*Sichuan Expressway Co., Ltd.	1,552,000	663,782
SinoCom Software Group, Ltd.	2,024,200	271,941
Sinolink Worldwide Holdings, Ltd.	16,517,300	2,657,905
*Sino-Ocean Land Holdings, Ltd.	162,794	172,802
#Skyworth Digital Holdings, Ltd.	15,263,400	5,698,440
#*SRE Group, Ltd.	13,466,053	1,820,834
*Stone Group Holdings, Ltd.	13,122,000	692,827
#*TCL Communication Technology Holdings, Ltd.	2,698,799	375,971
#*TCL Multimedia Technology Holdings, Ltd.	3,879,510	2,058,714
Tiangong International Co., Ltd.	42,000	16,962
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	434,775
#Tianjin Development Holdings, Ltd.	1,515,800	1,071,571
#Towngas China Co., Ltd.	2,893,000	1,002,719
TPV Technology, Ltd.	15,512,000	8,429,065
Vinda International Holdings, Ltd.	140,000	96,240
Weichai Power Co., Ltd.	73,600	333,995
Weiqiao Textile Co., Ltd.	3,389,000	2,131,356
*Welling Holdings, Ltd.	466,000	18,340
#Xiamen International Port Co., Ltd.	7,668,000	1,551,661
Xinao Gas Holdings, Ltd.	2,178,000	3,619,135
Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	160,034
#Xinyu Hengdeli Holdings, Ltd.	948,000	350,434
*Xiwang Sugar Holdings Co., Ltd.	2,898,178	604,597
Zhejiang Expressway Co., Ltd.	290,000	279,724
*Zhejiang Glass Co., Ltd.	445,000	141,626

TOTAL CHINA		141,497,425

HUNGARY — (0.3%)
*Danubius Hotel & Spa NYRT	47,091	889,364
*FHB Mortgage Bank NYRT	25,842	107,445
*Fotex Holding SE Co., Ltd.	119,895	246,751
#*Pannonplast NYRT	194,795	868,488
*RABA Automotive Holding NYRT	300,981	1,041,992
Zwack Unicum NYRT	1,100	85,413

TOTAL HUNGARY		3,239,453

INDIA — (10.9%)
*3M India, Ltd.	4,899	148,282
*Aban Offshore, Ltd.	3,631	79,033
*Abhishek Industries, Ltd.	216,492	57,967
Adlabs Films, Ltd.	66,472	476,435
Ador Welding, Ltd.	17,588	49,522
Aftek, Ltd.	125,900	39,560
*Agro Tech Foods, Ltd.	39,674	121,817
Ajmera Realty & Infra India, Ltd.	33,510	115,938
Alembic, Ltd.	329,290	275,331
Allahabad Bank, Ltd.	57,178	105,882
Alok Industries, Ltd.	969,073	422,511
Alstom Projects India, Ltd.	8,579	94,551
*Andhra Bank	81,607	157,473
Ansal Properties & Infrastructure, Ltd.	196,315	257,867
Apollo Hospitals Enterprise, Ltd.	124,821	1,437,527
Apollo Tyres, Ltd.	880,050	740,865
*Aptech, Ltd.	69,254	257,063

1259

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Arvind Mills, Ltd.	279,573	$162,690
*Asahi India Glass, Ltd.	307,030	386,324
Ashapura Minechem, Ltd.	134,220	118,023
Ashok Leyland, Ltd.	445,998	338,425
Asian Hotels, Ltd.	26,208	170,402
Aurobindo Pharma, Ltd.	108,294	1,332,215
Automotive Axles, Ltd.	19,185	85,713
Avaya GlobalConnect, Ltd.	27,160	68,946
Aventis Pharma, Ltd.	23,466	612,860
Bajaj Auto Finance, Ltd.	54,772	215,683
Bajaj Hindusthan, Ltd.	81,444	313,065
*Bajaj Holdings and Investment, Ltd.	22,180	217,406
Balaji Telefilms, Ltd.	131,073	138,992
Ballarpur Industries, Ltd.	1,021,629	495,920
Balmer Lawrie & Co., Ltd.	23,290	211,538
Balrampur Chini Mills, Ltd.	876,659	2,174,519
*Bank of Maharashtra, Ltd.	660,031	579,469
Bank of Rajasthan, Ltd.	258,218	310,955
Bannari Amman Sugars, Ltd.	15,919	369,765
Bata India, Ltd.	86,199	300,752
BEML, Ltd.	8,967	198,722
*Bengal and Assam Co., Ltd. - Private C	3,943	3,439
Berger Paints India, Ltd.	577,884	524,108
Bharat Forge, Ltd.	110,747	486,498
Bharati Shipyard, Ltd.	44,652	143,766
Bhushan Steel & Strips, Ltd.	82,431	1,339,149
Biocon, Ltd.	54,276	247,786
Birla Corp., Ltd.	124,628	794,418
Blue Dart Express, Ltd.	16,011	175,253
Blue Star, Ltd.	130,203	1,049,028
Bombay Burmah Trading Co.	10,000	54,193
Bombay Dyeing & Manufacturing Co., Ltd.	56,142	413,074
*Bombay Rayon Fashions, Ltd.	37,443	135,638
Britannia Industries, Ltd.	30,375	1,180,035
Cadila Healthcare, Ltd.	72,934	702,760
Carborundum Universal, Ltd.	152,175	422,287
Century Enka, Ltd.	37,178	103,621
CESC, Ltd.	164,998	1,081,159
Chambal Fertilizers & Chemicals, Ltd.	637,986	753,918
*Chemplast Sanmar, Ltd.	79,745	8,665
Chennai Petroleum Corp., Ltd.	231,113	882,868
*Chi Investments, Ltd.	27,539	23,205
Cholamandalam DBS Finance, Ltd.	42,010	51,216
City Union Bank, Ltd.	504,250	243,645
Clariant Chemicals (India), Ltd.	25,417	159,011
CMC, Ltd.	29,521	503,931
Coromandel Fertilisers, Ltd.	236,478	910,573
Corporation Bank	47,850	348,798
Cranes Software International, Ltd.	182,944	162,779
Crisil, Ltd.	10,145	881,097
Cummins India, Ltd.	53,126	305,431
Dalmia Cement (Bharat), Ltd.	60,289	182,078
DCM Shriram Consolidated, Ltd.	258,455	309,435
Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	299,159
Dishman Pharmaceuticals & Chemicals, Ltd.	160,467	627,620
E.I.D. - Parry (India), Ltd.	178,726	1,097,365
*Edelweiss Capital, Ltd.	10,155	91,664
Eicher Motors, Ltd.	44,035	347,509
EIH, Ltd.	136,145	332,762
Elder Pharmaceuticals, Ltd.	45,749	265,052
Electrosteel Casings, Ltd.	384,060	313,644

1260

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Elgi Equipments, Ltd.	112,237	$129,447
Esab India, Ltd.	31,753	274,052
*Escorts, Ltd.	105,268	160,502
Essel Propack, Ltd.	229,455	142,861
*Eveready Industries (India), Ltd.	149,446	147,820
*Everest Kanto Cylinder, Ltd.	35,000	132,453
Exide Industries, Ltd.	1,026,382	1,840,963
FAG Bearings (India), Ltd.	26,817	242,069
FDC, Ltd.	423,054	381,059
Federal Bank, Ltd.	279,298	1,398,789
Financial Technologies (India), Ltd.	29,448	865,368
Finolex Cables, Ltd.	253,437	211,642
Finolex Industries, Ltd.	229,394	242,875
*Fortis Healthcare, Ltd.	42,000	90,202
Gammon India, Ltd.	141,799	489,719
Geodesic, Ltd.	144,811	346,727
Geometric, Ltd.	103,884	80,563
GHCL, Ltd.	159,986	127,032
Gillette India, Ltd.	8,591	167,307
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	1,291,262
Godfrey Phillips India, Ltd.	2,778	103,341
Godrej Consumer Products, Ltd.	295,660	1,362,891
Godrej Industries, Ltd.	146,574	467,675
*Goetze (India), Ltd.	60,504	87,900
Graphite India, Ltd.	221,802	236,358
Great Eastern Shipping Co., Ltd.	78,007	418,953
*Great Offshore, Ltd.	42,090	421,195
Greaves Cotton, Ltd.	123,608	323,619
*GTL Infrastructure, Ltd.	516,486	404,256
*GTL, Ltd.	172,195	1,079,933
Gujarat Alkalies & Chemicals, Ltd.	135,835	289,286
Gujarat Ambuja Exports, Ltd.	180,510	81,081
Gujarat Fluorochemicals, Ltd.	164,960	507,692
Gujarat Gas Co., Ltd.	85,660	657,132
Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	473,629
Gujarat State Fertilizers & Chemicals, Ltd.	129,079	401,195
*GVK Power & Infrastructure, Ltd.	609,218	550,376
H.E.G., Ltd.	76,619	414,124
HCL Infosystems, Ltd.	280,963	697,074
*HeidelbergCement India, Ltd.	274,729	250,285
Hexaware Technologies, Ltd.	166,745	244,504
Hikal, Ltd.	17,498	98,894
*Himachal Futuristic Communications, Ltd.	705,174	178,917
*Himatsingka Seide, Ltd.	115,558	86,840
Hinduja Global Solutions, Ltd.	36,075	306,685
*Hinduja Ventures, Ltd.	36,075	165,659
Hindustan Construction Co., Ltd.	512,201	1,258,566
*Hindustan Motors, Ltd.	280,005	122,570
Hindustan Oil Exploration Co., Ltd.	68,772	206,095
*Honeywell Automation India, Ltd.	6,781	227,060
Hotel Leelaventure, Ltd.	580,370	411,546
*Housing Development & Infrastructure, Ltd.	71,424	412,206
HSIL, Ltd.	69,904	71,688
ICI India, Ltd.	50,985	577,021
*ICSA (India), Ltd.	8,443	32,317
India Cements, Ltd.	148,839	434,742
India Glycols, Ltd.	47,189	82,271
*India Infoline, Ltd.	94,224	268,340
Indiabulls Financial Services, Ltd.	226,804	940,269
Indiabulls Real Estate, Ltd.	125,346	643,447
*Indian Hotels Co., Ltd.	640,595	914,607

1261

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Indian Overseas Bank	196,756	$360,716
Indo Rama Synthetics (India), Ltd.	136,867	81,054
Indoco Remedies, Ltd.	12,300	47,229
IndusInd Bank, Ltd.	447,357	812,289
INEIS ABS India, Ltd.	23,441	67,919
Infomedia 18, Ltd.	23,790	40,182
Infotech Enterprises, Ltd.	87,418	420,671
*ING Vysya Bank, Ltd.	19,494	86,465
Ipca Laboratories, Ltd.	50,588	644,835
*IRB Infrastructure Developers, Ltd.	215,222	824,582
IVRCL Infrastructures & Projects, Ltd.	246,781	1,728,603
J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	124,574
Jain Irrigation Systems, Ltd.	111,368	1,625,934
*Jaiprakash Hydro Power, Ltd.	236,636	408,311
Jammu & Kashmir Bank, Ltd.	74,481	704,354
JBF Industries, Ltd.	99,101	195,901
*Jet Airways (India), Ltd.	15,491	82,920
Jindal Poly Films, Ltd.	29,404	180,426
Jindal Saw, Ltd.	73,518	747,335
*JK Tyre and Industries, Ltd.	67,734	124,716
JSL, Ltd.	232,194	386,635
Jubilant Organosys, Ltd.	91,504	387,737
*Jyoti Structures, Ltd.	116,466	355,689
K.S.B. Pumps, Ltd.	15,895	126,846
Kajaria Ceram	52,155	41,279
Karnataka Bank, Ltd.	198,190	563,598
Karur Vysya Bank, Ltd.	103,349	702,318
KEC International, Ltd.	50,258	480,825
Kesoram Industries, Ltd.	83,108	621,032
Kirloskar Oil Engines, Ltd.	374,592	916,896
*Koutons Retail India, Ltd.	6,600	55,909
KPIT Cummins Infosystems, Ltd.	107,009	118,151
*KS Oils, Ltd.	254,017	286,889
Lakshmi Machine Works, Ltd.	5,560	115,336
LIC Housing Finance, Ltd.	148,431	1,908,362
Lupin, Ltd.	40,135	793,694
*Macmillan Publishers India	479	445
MADRas Cements, Ltd.	51,240	125,424
*Mahanagar Telephone Nigam, Ltd.	290,051	621,993
Maharashtra Scooters, Ltd.	4,550	13,760
Maharashtra Seamless, Ltd.	99,628	526,085
Mahindra Lifespace Developers, Ltd.	56,900	357,652
Mangalam Cement, Ltd.	49,704	146,383
Marico, Ltd.	901,020	1,650,283
Mastek, Ltd.	59,764	291,305
*MAX India, Ltd.	261,485	1,137,480
*Megasoft, Ltd.	21,301	10,210
Mercator Lines, Ltd.	350,017	430,367
Merck, Ltd.	20,256	167,102
Micro Inks, Ltd.	11,233	53,630
Monnet Ispat, Ltd.	67,091	383,305
Monsanto India, Ltd.	11,378	373,714
Moser Baer (India), Ltd.	372,370	693,090
Motherson Sumi Systems, Ltd.	666,405	1,073,808
Mphasis, Ltd.	214,746	2,143,265
MPS, Ltd.	479	646
MRF, Ltd.	7,798	755,011
Mukand, Ltd.	111,752	99,275
Mukta Arts, Ltd.	672	677
Nagarjuna Construction Co., Ltd.	309,858	921,290
*Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	625,005

1262

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Nahar Capital & Financial Services, Ltd.	31,896	$24,009
Nahar Poly Films, Ltd.	45,938	19,101
Nahar Spinning Mills, Ltd.	67,990	61,630
*Navneet Publications (India), Ltd.	67,988	135,137
*NELCO, Ltd.	28,769	32,333
NIIT Technologies, Ltd.	114,330	238,478
NIIT, Ltd.	340,635	430,775
Nirma, Ltd.	28,800	96,098
NOCIL, Ltd.	201,948	105,721
Nucleus Software Exports, Ltd.	42,062	80,357
OCL India, Ltd.	56,194	130,793
*Octav Investments, Ltd.	4,020	2,071
Omax Autos, Ltd.	40,939	31,596
*OnMobile Global, Ltd.	15,514	210,534
Opto Circuits India, Ltd.	347,144	1,260,423
Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	229,803
Orient Paper and Industries, Ltd.	296,620	328,900
Oriental Bank of Commerce	38,349	137,617
Panacea Biotec, Ltd.	119,514	386,873
Pantaloon Retail India, Ltd.	2,575	16,458
*Pantaloon Retail India, Ltd.- Class B	257	1,254
*Parsvnath Developers, Ltd.	20,034	50,651
Patel Engineering, Ltd.	97,383	843,969
*Patni Computer Systems, Ltd.	23,339	176,679
Petronet LNG, Ltd.	641,661	935,460
Pidilite Industries, Ltd.	481,710	1,438,463
Piramal Healthcare, Ltd.	54,807	356,871
Polaris Software Lab, Ltd.	157,531	405,058
Praj Industries, Ltd.	268,545	509,229
*Prakash Industries, Ltd.	35,972	92,340
Pricol, Ltd.	132,536	31,764
Prism Cements, Ltd.	596,393	555,443
PSL, Ltd.	63,467	161,083
PTC India, Ltd.	323,705	614,101
*Punj Lloyd, Ltd.	151,109	777,896
*PVP Ventures, Ltd.	13,697	8,081
Radico Khaitan, Ltd.	156,080	281,744
Rain Commodities, Ltd.	76,883	321,261
Rallis India, Ltd.	19,769	314,665
*Rama Newsprint & Papers, Ltd.	83,017	31,442
*Raymond, Ltd.	98,113	357,973
*Redington India, Ltd.	5,023	22,181
REI Agro, Ltd.	613,300	844,566
*Rei Six Ten Retail, Ltd.	45,997	930,492
*Reliance Industrial Infrastructure, Ltd.	24,104	516,736
*Reliance Media	66,472	14,001
Rico Auto Industries, Ltd.	202,391	117,933
Rolta India, Ltd.	266,216	871,218
Ruchi Soya Industries, Ltd.	371,710	473,976
*Sakthi Sugars, Ltd.	61,507	79,347
*SEAMEC, Ltd.	58,658	229,257
Shanthi Gears, Ltd.	79,510	62,859
Shree Cement, Ltd.	9,242	325,680
*Shree Precoated Steels, Ltd.	78,190	—
*Shree Renuka Sugars, Ltd.	73,786	257,533
Shriram Transport Finance Co., Ltd.	301,310	1,919,364
*Sicagen India, Ltd.	41,648	6,638
*Sical Logistics, Ltd.	41,648	36,513
SKF India, Ltd.	95,810	532,914
Solectron Centum Electronics, Ltd.	9,432	15,516
Solectron EMS India, Ltd.	9,432	6,693

1263

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Sona Koyo Steering Systems, Ltd.	348,120	$95,155
Sonata Software, Ltd.	155,438	108,490
South India Bank, Ltd.	163,780	409,192
SREI Infrastructure Finance, Ltd.	165,360	231,301
SRF, Ltd.	101,277	294,221
Sterling Biotech, Ltd.	469,728	1,099,996
Sterlite Technologies, Ltd.	95,694	474,918
*Strides Arcolab, Ltd.	64,472	206,834
Subros, Ltd.	109,780	70,958
*Sun Pharma Advanced Research Co., Ltd.	147,386	208,508
Sundaram-Clayton, Ltd.	3,890	12,045
Sundram Fastners, Ltd.	465,052	361,731
Supreme Industries, Ltd.	22,265	143,867
Supreme Petrochem, Ltd.	144,830	85,197
Swaraj Engines, Ltd.	3,100	20,787
Syndicate Bank	375,000	650,732
Taj GVK Hotels and Resorts, Ltd.	83,666	216,779
Tata Chemicals, Ltd.	11,162	59,368
Tata Elxsi, Ltd.	51,574	160,399
Tata Investment Corp., Ltd.	50,540	422,909
*Tata Metaliks, Ltd.	42,871	77,444
Tata Tea, Ltd.	23,183	410,484
*Tata Teleservices Maharashtra, Ltd.	893,799	643,344
*Teledata Marine Solutions, Ltd.	152,395	108,854
*Teledata Technology Solution	152,395	108,854
Texmaco, Ltd.	215,690	488,667
Thermax, Ltd.	35,410	323,724
Thomas Cook (India), Ltd.	134,500	154,072
Titan Industries, Ltd.	14,800	377,700
Torrent Pharmaceuticals, Ltd.	194,766	875,619
Torrent Power, Ltd.	20,643	95,323
Trent, Ltd.	18,895	203,173
*Triveni Engineering & Industries, Ltd.	29,067	66,533
Tube Investments of India, Ltd.	338,984	416,747
*Tulip Telecom, Ltd.	12,538	262,955
TVS Motor Co., Ltd.	92,814	115,134
UCO Bank	483,746	432,357
Unichem Laboratories, Ltd.	52,347	242,494
United Phosphorus, Ltd.	323,860	1,157,295
Usha Martin, Ltd.	433,015	461,639
*Uttam Galva Steels, Ltd.	127,929	157,694
Vardhman Textiles, Ltd.	76,291	231,150
Varun Shipping Co., Ltd.	261,746	310,531
Vesuvius India, Ltd.	12,502	36,196
Videocon Industries, Ltd.	76,102	288,977
*Vijaya Bank, Ltd.	191,841	175,109
WABCO-TVS (India), Ltd.	3,890	23,337
*Welspun Global Brands, Ltd.	9,266	4,058
*Welspun India, Ltd.	92,659	75,149
*Welspun Investments, Ltd.	4,633	2,029
Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,387,296
*Wockhardt, Ltd.	52,983	156,159
Wyeth, Ltd.	40,457	583,555
*Yes Bank, Ltd.	160,036	531,906
Zensar Technologies, Ltd.	41,117	149,464
Zuari Industries, Ltd.	55,762	320,134
*Zydus Wellness, Ltd.	17,414	44,144

TOTAL INDIA		123,364,251

INDONESIA — (3.2%)
PT Aneka Tambang Tbk	7,618,500	1,688,976

1264

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Asahimas Flat Glass Tbk	983,000	$168,288
*PT Bakrie & Brothers Tbk	63,134,000	668,201
*PT Bakrieland Development Tbk	32,742,250	1,170,100
*PT Bank Bukopin Tbk	1,422,000	59,383
*PT Bank Pan Indonesia Tbk	26,324,875	1,907,343
*PT Batu Buana Tbk	77,715	1,220
PT Berlian Laju Tanker Tbk	12,848,933	1,074,696
PT Bhakti Investama Tbk	23,571,100	604,315
*PT Bisi International Tbk	2,972,000	580,205
PT Budi Acid Jaya Tbk	5,947,000	143,688
*PT Central Proteinaprima Tbk	19,754,500	200,905
*PT Charoen Pokphand Indonesia Tbk	7,595,500	809,532
*PT Ciputra Development Tbk	3,913,000	322,935
*PT Ciputra Surya Tbk	1,642,000	102,626
PT Citra Marga Nusaphala Persada Tbk	6,995,000	654,841
*PT Clipan Finance Indonesia Tbk	3,133,000	64,214
*PT Davomas Adabi Tbk	41,920,000	308,329
*PT Delta Dunia Petronda Tbk	12,220,000	1,560,728
*PT Dynaplast Tbk	1,038,000	88,897
*PT Energi Mega Persada Tbk	21,237,000	814,394
PT Enseval Putera Megatrading Tbk	17,915,000	1,568,688
*PT Ever Shine Textile Tbk	4,029,640	27,203
*PT Global Mediacom Tbk	15,651,000	551,324
*PT Hanson International Tbk	5,038,000	25,380
*PT Hero Supermarket Tbk	33,000	13,300
*PT Holcim Indonesia Tbk	9,852,500	1,438,138
*PT Indah Kiat Pulp and Paper Corp. Tbk	2,579,000	470,100
*PT Indo Tambangraya Megah Tbk	268,500	716,115
PT Indofood Sukses Makmur Tbk	7,668,000	1,755,528
PT Indo-Rama Synthetics Tbk	485,000	24,037
*PT Intiland Development Tbk	2,097,400	52,831
PT Jasa Marga Tbk	1,756,500	297,266
PT Jaya Real Property Tbk	1,967,500	135,792
PT Kalbe Farma Tbk	14,904,238	1,965,669
*PT Kawasan Industry Jababeka Tbk	141,003,000	1,859,137
*PT Keramika Indonesia Assosiasi Tbk	100,000	1,486
*PT Lippo Karawaci Tbk	35,036,250	2,504,652
*PT Matahari Putra Prima Tbk	2,543,000	225,211
PT Mayorah Indah Tbk	2,473,500	535,304
*PT Medco Energi International Tbk	3,599,500	1,204,722
PT Mitra Adiperkasa Tbk	3,015,000	121,440
*PT Modern Photo Tbk	40,000	967
PT Mustika Ratu Tbk	193,000	7,642
*PT Pakuwon Jati Tbk	409,500	12,378
*PT Panasia Indosyntec Tbk	79,000	3,184
*PT Panin Insurance Tbk	6,609,000	156,902
*PT Panin Life Tbk	23,792,000	263,562
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	778,000	540,664
*PT Petrosea Tbk	15,000	15,430
*PT Pioneerindo Gourmet International Tbk	29,000	774
*PT Polychem Indonesia Tbk	7,443,500	80,096
*PT Prasidha Aneka Niaga Tbk	84,000	846
PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,673
PT Ramayana Lestari Sentosa Tbk	14,295,000	791,792
PT Samudera Indonesia Tbk	223,000	88,645
PT Selamat Semp Tbk	1,920,000	117,973
PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	332,608
*PT Sumalindo Lestari Jaya Tbk	250	14
*PT Summarecon Agung Tbk	16,534,532	916,056
*PT Sunson Textile Manufacturer Tbk	2,325,500	57,405
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,020

1265

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Surya Dumai Industri Tbk	3,298,500	$—
*PT Suryainti Permata Tbk	9,338,000	129,622
*PT Suryamas Dutamakmur Tbk	125,000	1,197
*PT Texmaco Jaya Tbk	93,000	27,642
PT Timah Tbk	8,795,000	1,861,352
PT Trias Sentosa Tbk	38,725,600	724,908
PT Trimegah Sec Tbk	9,961,000	225,816
*PT Truba Alam Manunggal Engineering Tbk	10,474,000	184,684
PT Tunas Ridean Tbk	3,838,000	678,812
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	24,226
PT Unggul Indah Cahaya Tbk	48,239	11,859

TOTAL INDONESIA		35,746,888

ISRAEL — (3.0%)
*Africa-Israel Investments, Ltd.	21,693	441,713
Alony Hetz Properties & Investments, Ltd.	229,187	708,580
*Alvarion, Ltd.	102,477	455,178
*Analyst IMS Investment Management Services, Ltd.	700	5,266
*AudioCodes, Ltd.	111,296	240,830
*AudioCodes, Ltd. ADR	82,926	167,511
*Azorim Investment Development & Construction Co., Ltd.	58,001	240,061
*Baran Group, Ltd.	9,500	51,096
*Beit Shemesh Engines Holdings, Ltd.	—	—
Blue Square-Israel, Ltd.	100,987	933,008
Clal Industries, Ltd.	39,800	191,495
*Clal Insurance Enterprise Holdings, Ltd.	267,547	5,105,953
*Compugen, Ltd.	11,938	28,222
Dan Vehicle & Transportation	49,939	326,686
Delek Automotive Systems, Ltd.	37,228	400,431
*Delta-Galil Industries, Ltd.	31,301	107,214
*Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	107,196
*Elbit Medical Imaging, Ltd.	37,507	955,961
Electra (Israel), Ltd.	5,396	653,581
*Feuchtwanger Investments, Ltd.	4,200	13
*First International Bank of Israel, Ltd. (6123804)	456,181	1,101,665
*First International Bank of Israel, Ltd. (6123815)	26,108	315,008
FMS Enterprises Migun, Ltd.	10,169	351,473
Formula Systems, Ltd.	18,238	145,059
*Formula Vision Technologies, Ltd.	1	—
Frutarom Industries, Ltd.	155,741	1,212,577
*Granite Hacarmel Investments, Ltd.	19,200	39,565
*Hadera Paper, Ltd.	8,541	480,565
*Hamlet (Israel-Canada), Ltd.	6,342	36,529
*Harel Insurance Investments & Finances, Ltd.	106,806	4,590,217
*Hot Telecommunications Systems	68,469	649,026
IBI Investment House, Ltd.	6,530	55,266
*Industrial Building Corp., Ltd.	276,524	475,455
Israel Discount Bank, Ltd. Series A	885,303	1,466,887
*Israel Land Development Co., Ltd. (The)	34,759	113,695
Ituran Location & Control, Ltd.	31,200	314,162
*Jerusalem Oil Exploration, Ltd.	14,516	262,774
*Knafaim Arkia Holdings, Ltd.	27,233	120,745
*Leader Holding & Investments, Ltd.	74,777	41,042
*Magic Software Enterprises, Ltd.	43,946	80,345
*Menorah Mivtachim Holdings, Ltd.	29,926	324,614
*Mer Industries, Ltd.	19,959	129,662
*Metalink, Ltd.	43,556	19,152
*Metis Capital, Ltd.	1,079	4,679
Middle East Tube Co., Ltd.	13,500	19,897
*Migdal Insurance & Financial Holdings, Ltd.	242,339	380,235
*Mivtach Shamir Holdings, Ltd.	16,251	373,920

1266

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Mizrahi Tefahot Bank, Ltd.	187,458	$1,384,629
*Naphtha Israel Petroleum Corp.	21,126	76,969
*Neto M.E. Holdings, Ltd.	6,938	261,459
O.R.T. Technologies, Ltd.	6,000	49,326
*OCIF Investments and Development, Ltd.	5,002	39,098
Oil Refineries, Ltd.	1,901,697	895,953
*Orckit Communications, Ltd.	125,396	461,908
Ormat Industries, Ltd.	35,000	304,226
Osem Investment, Ltd.	1	8
Paz Oil Co., Ltd.	1,200	181,175
*Retalix, Ltd.	11,628	106,367
*Scailex Corp., Ltd.	60,694	646,588
*Shikun & Binui, Ltd.	815,326	1,505,470
Spectronix, Ltd.	9,752	58,223
Strauss Group, Ltd.	34,182	412,466
*Suny Electronic, Ltd.	24,470	122,994
Super-Sol, Ltd. Series B	449,336	1,786,450
*Tower Semiconductor, Ltd.	827,655	533,535
*TTI Team Telecom International, Ltd. ADR	21,390	19,251
*Union Bank of Israel, Ltd.	168,258	676,672
*Urdan Industries, Ltd.	303,535	131,440
*VeriFone Holdings, Inc.	—	3

TOTAL ISRAEL		33,878,419

MALAYSIA — (5.0%)
A&M Realty Berhad	130,000	21,036
Acoustech Berhad	170,200	36,223
*Aeon Co. Berhad	974,200	1,244,495
Affin Holdings Berhad	183,200	93,747
*Airasia Berhad	831,500	354,001
*Al-’Aqar KPJ REIT Berhad	75,371	20,331
*AMBD Berhad	716,033	103,670
Amway (Malaysia) Holdings Berhad	396,700	821,829
Ancom Berhad	400,500	69,937
Ann Joo Resources Berhad	981,750	660,313
*Anson Perdana Berhad	10,000	128
APM Automotive Holdings Berhad	215,100	109,990
*Asas Dunia Berhad	173,000	29,752
*Asia Pacific Land Berhad	1,888,600	155,370
Bandar Raya Developments Berhad	1,190,200	510,079
*Berjaya Corp. Berhad	4,994,500	1,318,160
Berjaya Land Berhad	1,067,000	1,155,793
Bernas Padiberas Nasional Berhad	1,175,200	640,547
Bimb Holdings Berhad	894,600	269,398
Bolton Properties Berhad	674,600	130,100
*Boustead Heavy Industries Corp. Berhad	8,900	11,765
Boustead Holdings Berhad	710,800	798,551
Cahya Mata Sarawak Berhad	823,600	350,445
Carlsberg Brewery Malaysia Berhad	655,600	864,036
*CB Industrial Product Holding Berhad	87,000	81,544
Chemical Co. of Malaysia Berhad	472,600	339,836
Chin Teck Plantations Berhad	33,000	68,292
Choo Bee Metal Industries Berhad	26,000	11,425
Cycle & Carriage Bintang Berhad	15,000	15,760
*Datuk Keramik Holdings Berhad	24,000	—
*Dialog Group Berhad	1,409,000	467,951
Dijaya Corp. Berhad	144,200	42,965
DNP Holdings Berhad	544,400	182,093
DRB-Hicom Berhad	1,600,500	504,745
Dreamgate Corp. Berhad	2,061,200	114,193
Dutch Lady Milk Industries Berhad	125,700	406,572

1267

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Eastern & Oriental Berhad (6468754)	830,200	$261,464
Eastern & Oriental Berhad (B19ZLW1)	36,000	11,344
Eastern Pacific Industrial Corp. Berhad	218,100	99,101
ECM Libra Avenue Berhad	1,592,777	299,519
Encorp Berhad	196,700	51,330
Eng Kah Corp. Berhad	32,000	22,798
Esso Malaysia Berhad	420,600	262,782
Faber Group Berhad	538,000	158,854
Far East Holdings Berhad	61,500	110,717
*Fountain View Development Berhad	808,200	50,477
Fraser & Neave Holdings Berhad	366,000	980,448
General Corp. Berhad	225,100	63,745
George Kent (Malaysia) Berhad	124,200	25,542
*GHL Systems Berhad	311,855	16,796
Globetronics Technology Berhad	517,560	113,878
Glomac Berhad	370,200	98,752
*Gold Is Berhad	419,400	144,603
*Golden Plus Holdings Berhad	216,000	64,431
Grand United Holdings Berhad	787,000	194,470
Guiness Anchor Berhad	897,100	1,578,800
GuocoLand (Malaysia) Berhad	1,359,800	389,781
Hap Seng Consolidated Berhad	1,171,900	854,387
Hap Seng Plantations Holdings Berhad	3,000	1,898
HLG Capital Berhad	100,400	31,946
Hock Seng Lee Berhad	1,010,300	259,711
Hong Leong Industries Berhad	605,900	627,431
*Hovid Berhad	1,803,300	138,167
Hume Industries (Malaysia) Berhad	412,267	353,392
Hunza Properties Berhad	500,400	203,251
Hwang-DBS (Malaysia) Berhad	293,200	134,990
*IJM Land Berhad	1,807,400	820,797
IJM Plantations Berhad	1,188,700	971,921
*Insas Berhad	1,642,200	200,731
Integrated Logistics Berhad	544,300	154,283
*Jaks Resources Berhad	800,700	206,822
Jaya Tiasa Holdings Berhad	436,390	222,911
*Johan Holdings Berhad	190,600	16,756
JT International Berhad	550,600	722,767
*K & N Kenanga Holdings Berhad	762,300	150,962
*Karambunai Corp. Berhad	5,564,900	134,308
Keck Seng (Malaysia) Berhad	552,100	585,303
KFC Holdings (Malaysia) Berhad	562,000	1,164,273
Kian Joo Can Factory Berhad	1,091,080	368,674
Kim Hin Industry Berhad	52,000	13,950
Kim Loong Resources Berhad	221,760	122,621
KLCC Property Holdings Berhad	256,700	230,360
*Kossan Rubber Industries Berhad	54,200	56,909
KPJ Healthcare Berhad	327,700	297,543
KrisAssets Holdings Berhad	88,863	63,201
KSL Holdings Berhad	649,266	210,179
Kub Malaysia Berhad	1,353,500	205,513
Kuchai Development Berhad	87,100	20,268
Kulim Malaysia Berhad	536,050	1,102,933
*Kumpulan Europlus Berhad	1,228,800	125,431
*Kumpulan Hartanah Selangor Berhad	708,600	116,665
*Kurnia Asia Berhad	2,485,800	290,029
Kwantas Corp. Berhad	343,600	196,953
*Land & General Berhad	2,091,400	174,966
*Landmarks Berhad	923,400	369,599
*LBS Bina Group Berhad	680,600	83,073
Leader Universal Holdings Berhad	1,018,700	222,829

1268

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Leong Hup Holdings Berhad	427,700	$126,402
Lingkaran Trans Kota Holdings Berhad	915,600	652,170
*Lion Corp Berhad	616,300	84,799
Lion Diversified Holdings Berhad	427,000	72,097
Lion Industries Corp. Berhad	424,800	189,238
*LPI Capital Berhad	4,000	12,834
*MAA Holdings Berhad	346,666	76,294
*Mah Sing Group Berhad	108,400	56,617
*Malaysia Aica Berhad	48,200	6,844
Malaysia Building Society Berhad	7,000	1,945
Malaysian Mosaics Berhad	71,460	22,715
Malaysian Pacific Industries Berhad	339,500	592,385
*Malaysian Resources Corp. Berhad	2,297,766	920,496
*Mancon Berhad	12,000	2,964
Manulife Holdings Berhad	100,800	66,250
Marco Holdings Berhad	2,835,400	96,360
*Matrix International Berhad	684,000	77,795
MBM Resources Berhad	322,366	210,568
*Measat Global Berhad	217,500	130,125
Media Prima Berhad	1,398,833	610,769
Mega First Corp. Berhad	361,600	104,687
*MEMS Technology Berhad	1,917,000	70,804
Metro Kajang Holdings Berhad	138,900	42,931
*Minho (M) Berhad	181,100	20,038
MNRB Holdings Berhad	497,100	460,253
MTD ACPI Engineering Berhad	601,000	113,610
Muhibbah Engineering Berhad	750,150	319,550
*Mulpha International Berhad	2,268,650	351,076
Multi-Purpose Holdings Berhad	457,000	223,123
Naim Holdings Berhad	622,300	388,589
*Narra Industries Berhad	16,000	1,681
NCB Holdings Berhad	1,147,200	925,053
New Straits Times Press (Malaysia) Berhad	720,000	302,399
*Nikko Electronics Berhad	36,600	104
Notion VTEC Berhad	1,293,600	106,460
NTPM Holdings Berhad	991,080	140,814
NV Multi Corp. Berhad	430,900	67,947
*NWP Holdings Berhad	112,000	6,041
Nylex (Malaysia) Berhad	618,600	119,452
OKS Property Holdings Berhad	256,835	41,154
Oriental Holdings Berhad	23,500	34,663
OSK Holdings Berhad	1,375,271	562,423
P.I.E. Industrial Berhad	140,100	160,558
*Pan Malaysia Cement Works Berhad	766,600	30,434
*Pan Malaysian Industries Berhad	1,389,000	27,577
Panasonic Manufacturing Malaysia Berhad	157,184	548,278
*Panglobal Berhad	14,000	7,512
Paramount Corp. Berhad	24,000	16,005
PBA Holdings Berhad	274,100	73,160
Pelikan International Corp. Berhad	599,560	253,613
PJ Development Holdings Berhad	1,070,900	197,564
Pos Malaysia Berhad	109,200	72,501
*Prime Utilities Berhad	3,000	77
Protasco Berhad	575,600	134,649
Proton Holdings Berhad	36,000	27,822
Puncak Niaga Holdings Berhad	749,520	680,487
QL Resources Berhad	673,050	615,396
QSR Brand Berhad	37,333	29,467
*Ramunia Holdings Berhad	695,447	119,500
*RCE Capital Berhad	692,100	124,719
*Rekapacific Berhad	55,000	—

1269

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Salcon Berhad	572,400	$86,823
*SapuraCrest Petroleum Berhad	947,700	446,443
Sarawak Energy Berhad	129,000	78,743
Sarawak Oil Palms Berhad	179,660	120,783
Scientex, Inc. Berhad	344,862	117,613
Selangor Dredging Berhad	1,118,200	176,130
Shangri-La Hotels (Malaysia) Berhad	171,200	83,620
SHL Consolidated Berhad	277,400	85,051
*South East Asia Lumber, Inc. Berhad	662,000	58,235
Southern Acids (Malaysia) Berhad	41,000	15,248
Southern Steel Berhad	502,800	255,447
*SPK Sentosa Corp. Berhad	274,000	43,900
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	578,900	519,101
Subur Tiasa Holdings Berhad	386,085	248,198
*Sunrise Berhad	836,008	446,078
Sunway City Berhad	724,900	625,314
Sunway Holdings Berhad	1,046,000	412,939
Supermax Corp. Berhad	708,700	502,980
Suria Capital Holdings Berhad	672,800	248,189
Symphony House Berhad	276,586	21,591
Ta Ann Holdings Berhad	409,380	555,503
TA Enterprise Berhad	4,878,900	1,507,373
Tahp Group Berhad	4,000	3,389
*Talam Corp. Berhad	5,149,050	138,808
Tamco Corp. Holdings Berhad	38,025	810
Tan Chong Motor Holdings Berhad	1,344,900	705,995
TDM Berhad	355,500	163,431
*Tebrau Teguh Berhad	1,016,400	237,997
Thong Guan Industries Berhad	215,100	42,030
*Time Dotcom Berhad	1,018,700	117,021
*Titan Chemicals Corp. Berhad	132,500	39,901
Top Glove Corp. Berhad	555,880	1,088,627
Tradewinds (Malaysia) Berhad	371,600	310,573
TRC Synergy Berhad	64,800	25,312
UAC Berhad	44,715	37,315
Uchi Technologies Berhad	529,000	202,629
Unico-Desa Plantations Berhad	1,853,775	386,876
*Unisem (M) Berhad	921,800	434,479
United Malacca Rubber Estates Berhad	267,400	626,241
United Malayan Land Berhad	13,000	4,711
United Plantations Berhad	535,700	1,929,783
Utusan Melayu (Malaysia) Berhad	144,500	34,852
VS Industry Berhad	427,326	167,445
Wah Seong Corp. Berhad	1,157,250	669,926
*WCT Berhad	591,700	453,322
*WTK Holdings Berhad	1,165,000	426,487
Yeo Hiap Seng (Malaysia) Berhad	56,760	23,298
*YTL Cement Berhad	42,000	55,011
YTL e-Solutions Berhad	3,485,600	568,227
*YTL Land & Development Berhad	47,800	12,822
Yu Neh Huat Berhad	775,916	398,509
Zelan Berhad	1,146,600	315,512

TOTAL MALAYSIA		57,041,886

MEXICO — (5.2%)
#Alfa S.A.B. de C.V. Series A	518,650	1,969,920
#*Alsea de Mexico S.A.B. de C.V.	482,100	282,128
#*Axtel S.A.B. de C.V.	704,400	380,757
#Banco Compartamos S.A. de C.V.	583,800	1,931,415
#*Carso Infraestructura y Construccion S.A.B. de CV	709,000	352,648

1270

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#Cia Minera Autlan S.A.B. de C.V.	94,400	$186,670
*Consorcio ARA S.A.B. de C.V.	219,200	112,015
*Consorcio Hogar S.A.B. de C.V. Series B	767,929	67,439
*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	2,839,428
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	430,419
Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	552
Corporacion Moctezuma S.A.B. de C.V.	858,200	1,812,037
Corporativo Fragua S.A.B. de C.V. Series B	31	244
Corporativo GBM S.A.B de C.V.	29,028	7,845
#*Desarrolladora Homex S.A.B. de C.V.	576,300	3,375,602
*Dine S.A.B. de C.V.	196,367	93,657
Embotelladora Arca S.A.B. de C.V.	1,909,100	4,718,912
*Empaques Ponderosa S.A. de C.V. Series B	206,000	14,036
#*Empresas ICA S.A.B. de C.V.	1,463,608	2,691,425
*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	5,057,390
*Gruma S.A.B. de C.V. ADR	58,800	338,688
#*Gruma S.A.B. de C.V. Series B	1,253,434	1,831,424
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	517,838
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	670,843
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,773,750
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,040,514
Grupo Continental S.A.B. de C.V.	3,323,559	6,793,557
Grupo Herdez S.A.B. de C.V.	107,000	124,991
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	335,097
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	47,890
#*Grupo Iusacell S.A.B. de C.V.	58,150	196,673
*Grupo Kuo S.A.B. de C.V. Series B	222,767	133,232
*Grupo Nutrisa S.A. de C.V.	188	242
*Grupo Posadas S.A. de C.V. Series L	199,000	158,188
*Grupo Qumma S.A. de C.V. Series B	105,334	1,435
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	194,100	157,231
Industrias Bachoco S.A.B. de C.V. Series B	152,000	261,216
#*Industrias CH S.A.B. de C.V. Series B	2,317,948	8,159,935
#Mexichem S.A.B.de C.V.	1,391,800	1,851,308
#*Promotora y Operadora de Infraestructura S.A. de C.V.	94,010	167,252
*Sanluis Corporacion S.A. de C.V. Series A	3,300	244
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	719
*Savia S.A. de C.V.	610,700	36,987
#TV Azteca S.A.B. de C.V. Series A	6,581,300	2,795,147
#*Urbi, Desarrollos Urbanos, S.A.B. de C.V.	902,500	1,560,534
*Vitro S.A.B. de C.V.	736,702	329,059
*Vitro S.A.B. de C.V. Sponsored ADR	415,043	568,609

TOTAL MEXICO		58,177,142

PHILIPPINES — (1.3%)
A. Soriano Corp.	3,430,211	166,886
Aboitiz Equity Ventures, Inc.	6,767,000	969,980
Alaska Milk Corp.	1,404,000	142,864
Bacnotan Consolidated Industries, Inc.	185,549	32,031
*Belle Corp.	20,937,000	513,078
*Benpres Holdings Corp.	7,752,000	499,274
Cebu Holdings, Inc.	2,284,000	87,356
China Banking Corp.	3,180	22,805
*Digital Telecommunications Phils., Inc.	15,500,000	470,165
DMCI Holdings, Inc.	540,000	83,053
*Filinvest Development Corp.	11,428,000	536,599
Filinvest Land, Inc.	137,257,577	2,791,008
*First Philippines Holdings Corp.	2,269,900	1,861,948
Ginebra San Miguel, Inc.	1,003,200	354,097
*House of Investments, Inc.	732,000	33,775
International Container Terminal Services, Inc.	2,700,000	1,009,351

1271

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Ionics, Inc.	769,825	$22,416
*Jollibee Food Corp.	640,000	672,028
*Lepanto Consolidated Mining Co. Series B	2,970,000	16,030
*Mabuhay Holdings Corp.	516,000	3,059
Macroasia Corp.	447,500	26,072
*Manila Jockey Club, Inc.	163,277	10,018
*Manila Mining Corp.	149,300,000	55,910
*Manila Water Co, Inc.	1,131,200	376,137
*Metro Pacific Corp. Series A	1,827,193	79,047
*Paxys, Inc.	1,757,280	100,316
*Philex Mining Corp.	3,360,500	544,538
*Philippine Bank of Communications	14,726	13,629
*Philippine National Bank	728,975	351,300
*Philippine National Construction Corp.	173,000	17,631
Philippine Savings Bank	356,863	300,602
Philippine Stock Exchange, Inc.	19,800	118,221
*Philippine Townships, Inc.	216,267	416
Republic Glass Holding Corp.	507,500	14,777
RFM Corp.	9,734,268	101,230
*Rizal Commercial Banking Corp.	45,400	15,818
Robinson’s Land Corp. Series B	2,264,870	428,261
Security Bank Corp.	320,842	283,351
Semirara Mining Corp.	266,900	218,816
Shang Properties, Inc.	1,759,970	50,476
SM Development Corp.	7,811,320	584,367
Union Bank of the Philippines	159,300	89,720
*Universal Rightfield Property Holdings, Inc.	1,062,000	618
Universal Robina Corp.	3,594,015	665,892
*Victorias Milling Co., Inc.	139,680	2,528
*Vista Land & Lifescapes, Inc.	3,261,700	169,307
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		14,906,801

POLAND — (2.4%)
Agora SA	156,140	993,593
*Alchemia SA	113,938	268,177
*Amica Wronki SA	24,082	93,014
Apator SA	24,153	158,549
Asseco Poland SA	27,615	568,553
*Bank Przemyslowo Handlowy BPH SA	18,428	326,522
*Barlinek SA	44,671	63,227
*Bioton SA	7,909,195	817,035
Budimex SA	37,430	903,373
*Cersanit-Krasnystaw SA	170,318	729,387
*Ciech SA	20,204	232,415
Debica SA	29,862	647,109
*Decora SA	9,066	53,821
*Dom Development SA	4,776	59,123
*Echo Investment SA	1,181,980	1,466,083
Elektrobudowa SA	10,608	590,309
Emperia Holding SA	600	12,643
Eurocash SA	160,686	679,031
*Fabryki Mebli Forte SA	55,216	216,238
*Famur SA	124,496	97,236
*Farmacol SA	61,368	780,805
*Ferrum SA	309	523
Grupa Kety SA	39,137	1,146,450
*Grupa Lotos SA	130,928	1,043,793
Impexmetal SA	599,390	371,508
*Koelner SA	14,231	60,597
*Kroscienskie Huty Szkla Krosno SA	43,176	4,156

1272

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Lentex SA	24,214	$219,564
*LPP SA	1,283	638,739
*MNI SA	253,024	356,615
*Mondi Packaging Paper Swiecie SA	31,048	491,618
Mostostal Siedlce SA	677,652	909,424
*Mostostal Warszawa SA	37,200	856,132
*Mostostal Zabrze Holding SA	160,331	330,463
*Multimedia Polska SA	82,742	216,259
*Netia Holdings SA	1,021,505	1,439,631
*NG2 SA	64,565	998,059
*Noble Bank SA	94,588	139,018
Orbis SA	137,403	2,055,083
*Pekaes SA	24,538	84,074
*Pol-Aqua SA	9,426	84,955
*Polnord SA	22,679	270,340
*Polska Grupa Farmaceutyczna SA	33,497	425,894
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	208,976
*Raciborska Fabryka Kotlow SA	245,241	875,872
Sniezka SA	5,612	58,795
*Stalexport SA	666,131	361,640
*Synthos SA	2,064,706	844,651
*Vistula Group SA	232,490	205,830
Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,627,914
Zaklady Azotowe Pulawy SA	15,049	426,365
Zaklady Tluszcowe Kruszwica SA	37,250	685,449
Zelmer SA	12,580	133,874

TOTAL POLAND		27,328,504

SOUTH AFRICA — (9.1%)
Adcock Ingram Holdings, Ltd.	323,348	1,914,501
Adcorp Holdings, Ltd.	101,979	324,791
Advtech, Ltd.	486,983	284,021
Aeci, Ltd.	242,313	1,652,178
Afgri, Ltd.	359,683	230,794
African Oxygen, Ltd.	179,969	449,290
*AG Industries, Ltd.	1,647,458	57,230
Allied Electronics Corp., Ltd.	163,698	575,932
Allied Technologies, Ltd.	90,099	707,209
Argent Industrial, Ltd.	37,236	35,911
*Argility, Ltd.	65,013	—
Astral Foods, Ltd.	91,188	1,255,931
Aveng, Ltd.	981,591	4,652,931
AVI, Ltd.	327,587	799,625
*Avusa, Ltd.	404,845	1,040,885
Barloworld, Ltd.	444,844	2,582,542
*Bell Equipment, Ltd.	158,539	163,294
*Blue Label Telecoms, Ltd.	97,780	71,731
Business Connexion Group	229,687	114,439
Capitec Bank Holdings, Ltd.	83,248	518,026
Cashbuild, Ltd.	30,767	274,467
Ceramic Industries, Ltd.	31,493	324,994
*Cipla Medpro South Africa, Ltd.	230,707	116,191
City Lodge Hotels, Ltd.	80,828	735,015
Clicks Group, Ltd.	918,874	2,315,504
*Corpgro, Ltd.	241,136	—
Cullinan Holdings, Ltd.	434,430	25,228
*Data Tec, Ltd.	269,066	748,153
Datacentrix Holdings, Ltd.	20,000	11,191
Delta EMD, Ltd.	83,032	96,186
Dimension Data Holdings P.L.C.	3,458,471	3,504,660
Distell Group, Ltd.	297,735	2,441,652

1273

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Distribution & Warehousing Network, Ltd.	258,997	$216,320
*Dorbyl, Ltd.	222,291	101,721
Durban Roodeport Deep, Ltd.	667,660	500,378
*ElementOne, Ltd.	325,845	445,752
Famous Brands, Ltd.	9,678	24,263
Foschini, Ltd.	521,461	3,952,757
*Gold One International, Ltd.	164,683	44,142
Gold Reef Resorts, Ltd.	272,973	605,943
Grindrod, Ltd.	1,607,864	3,185,898
Group Five, Ltd.	292,935	1,317,087
Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,894,108
Hudaco Industries, Ltd.	68,822	507,763
Hulamin, Ltd.	93,729	163,727
Iliad Africa, Ltd.	314,538	307,750
Illovo Sugar, Ltd.	226,458	894,746
Imperial Holdings, Ltd.	473,889	4,135,617
*JCI, Ltd.	1,622,051	—
JD Group, Ltd.	1,161,251	7,043,089
JSE, Ltd.	229,619	1,786,245
*Kap International Holdings, Ltd.	1,834,945	344,429
Lewis Group, Ltd.	283,002	1,858,744
*M Cubed Holdings, Ltd.	385,000	9,923
Medi-Clinic Corp., Ltd.	570,080	1,573,911
*Merafe Resources, Ltd.	4,526,666	671,691
*Metorex, Ltd.	1,453,388	609,941
Metropolitan Holdings, Ltd.	1,697,716	2,805,858
#Mondi, Ltd.	9,694	44,174
Mr. Price Group, Ltd.	928,134	3,651,454
Murray & Roberts Holdings, Ltd.	5,118	31,447
Mustek, Ltd.	784,364	170,521
Mvelaphanda Group, Ltd.	50,330	30,745
Nampak, Ltd.	1,326,125	2,609,669
Network Healthcare Holdings, Ltd.	849,829	1,159,890
Northam Platinum, Ltd.	272,666	1,301,177
Nu-World Holdings, Ltd.	28,894	55,624
Oceana Group, Ltd.	235,042	756,031
Omnia Holdings, Ltd.	82,650	594,543
Palabora Mining Co., Ltd.	7,851	72,745
Peregrine Holdings, Ltd.	481,947	545,771
PSG Group, Ltd.	145,126	348,611
Rainbow Chicken, Ltd.	63,665	133,171
*Randgold & Exploration Co., Ltd.	60,670	—
Raubex Group, Ltd.	192,298	618,301
Redefine Income Fund, Ltd.	34,692	33,040
Reunert, Ltd.	594,843	3,572,778
Santam, Ltd.	73,236	853,173
*SecureData Holdings, Ltd.	339,582	21,880
#Sentula Mining, Ltd.	825,428	422,306
*Simmer & Jack Mines, Ltd.	1,186,177	341,223
Spar Group, Ltd. (The)	559,850	4,314,253
Spur Corp., Ltd.	53,697	63,437
Sun International, Ltd.	181,940	1,979,725
*Super Group, Ltd.	3,329,723	313,445
*Tiger Wheels, Ltd.	153,255	—
Tongaat-Hulett, Ltd.	625,434	7,929,629
*Trans Hex Group, Ltd.	153,546	69,253
Trencor, Ltd.	97,601	256,732
UCS Group, Ltd.	144,872	33,559
Value Group, Ltd.	321,111	115,865
*Wesizwe Platinum, Ltd.	359,842	109,215
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,770,307

1274

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Woolworths Holdings, Ltd.	2,268,438	$4,561,827

TOTAL SOUTH AFRICA		102,911,826

SOUTH KOREA — (11.1%)
#Aekyung Petrochemical Co., Ltd.	7,150	99,708
*Artone Paper Manufacturing Co., Ltd.	8,916	47,172
Asia Cement Manufacturing Co., Ltd.	3,603	157,070
*Asia Paper Manufacturing Co., Ltd.	8,880	93,057
*Asiana Airlines, Inc.	176,710	575,610
*AUK Corp.	2,160	3,547
Baek Kwang Mineral Products Co., Ltd.	1,860	27,545
*Bing Grae Co., Ltd.	12,140	432,638
Bohae Brewery Co., Ltd.	1,100	13,467
Boo Kook Securities Co., Ltd.	7,410	153,133
Boryung Pharmaceutical Co., Ltd.	3,586	99,117
#Bu Kwang Pharmaceutical Co., Ltd.	26,171	322,216
Busan Bank	260,060	2,468,788
BYC Co., Ltd.	710	75,705
Byuck San Corp.	5,300	36,537
*Byuck San Engineering and Construction Co., Ltd.	38,300	102,075
*Capro Corp.	50,930	289,111
#*Celrun Co., Ltd.	22,630	57,519
#Cheil Worldwide, Inc.	8,623	1,895,318
*Cho Kwang Leather Co., Ltd.	10,640	61,271
Cho Kwang Paint Co., Ltd.	12,070	36,152
*Choil Aluminum Manufacturing Co., Ltd.	8,700	42,180
#Chong Kun Dang Pharmaceutical Corp.	22,392	354,878
*Choongwae Holdings Co., Ltd.	5,482	37,649
Choongwae Pharmaceutical Corp.	10,203	130,130
Chosun Refractories Co., Ltd.	2,210	99,709
#Chungho Comnet Co., Ltd.	2,320	22,624
#CJ CGV Co., Ltd.	28,890	480,361
#CJ Cheiljedang Corp.	11,464	1,640,555
#CJ Corp.	26,223	1,073,958
*Cosmochemical Co., Ltd.	14,640	82,297
Crown Confectionery Co., Ltd.	1,360	63,768
Dae Dong Industrial Co., Ltd.	6,090	128,780
*Dae Ho Corp.	543	57
Dae Hyun Co., Ltd.	51,280	36,894
#*Dae Sang Corp.	34,350	195,064
Dae Won Kang Up Co., Ltd.	80,800	115,334
#Daeduck Electronics Co., Ltd.	36,917	117,183
Daeduck Industries Co., Ltd.	21,536	155,802
Daegu Bank Co., Ltd.	261,800	2,983,123
#Daehan City Gas Co., Ltd.	11,541	267,520
#*Daehan Fire & Marine Insurance Co., Ltd.	48,040	350,488
Daehan Flour Mills Co., Ltd.	2,110	221,411
Daehan Synthetic Fiber Co., Ltd.	1,750	98,186
Daekyo Co., Ltd.	98,400	468,520
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	155,366
#Daelim Industrial Co., Ltd.	56,180	3,098,059
Daelim Trading Co., Ltd.	17,730	67,531
Daesang Holdings Co., Ltd.	7,072	20,415
#Daesung Industrial Co., Ltd.	6,130	348,654
#*Daewoo Motor Sales Corp.	42,810	298,383
Daewoong Co., Ltd.	6,546	125,630
#Daewoong Pharmaceutical Co., Ltd.	11,178	527,245
Dahaam E-Tec Co., Ltd.	2,200	51,718
Daishin Securities Co., Ltd.	91,200	1,319,897
*Daiyang Metal Co., Ltd.	22,400	37,307
#Daou Technology, Inc.	56,480	377,629

1275

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Digital Power Communications Co., Ltd.	50,540	$76,391
Dong Ah Tire Industrial Co., Ltd.	22,245	143,591
Dong Bu Insurance Co., Ltd.	42,460	1,081,691
Dong IL Rubber Belt Co., Ltd.	13,290	28,051
#Dong-A Pharmaceutical Co., Ltd.	18,194	1,363,650
Dongbang Agro Co., Ltd.	19,470	101,837
Dongbang Transport Logistics Co., Ltd.	26,000	48,631
Dongbu Corp.	25,950	187,638
*Dongbu HiTek Co., Ltd.	32,873	235,560
#*Dongbu Securities Co., Ltd.	35,541	237,958
#Dongbu Steel Co., Ltd.	30,980	238,468
Dong-Il Corp.	3,124	126,890
Dongil Paper Manufacturing Co., Ltd.	37,700	35,387
Dongkuk Steel Mill Co., Ltd.	49,930	1,285,922
#Dongwha Pharm Co., Ltd.	47,350	328,700
#Dongwon F&B Co., Ltd.	3,360	106,439
#Dongwon Industries Co., Ltd.	3,115	272,099
#Dongwon Systems Corp.	138,447	160,826
Dongyang Mechatronics Corp.	44,411	136,892
#Doosan Construction & Engineering Co., Ltd.	83,770	481,754
DPI Co., Ltd.	8,565	40,029
*DuzonBIzon Co., Ltd.	29,690	22,924
#E1 Corp.	7,720	497,375
*Eagon Industrial Co., Ltd.	3,120	38,029
e-Starco Co., Ltd.	59,320	49,937
F&F Co., Ltd.	21,060	63,064
#*First Fire & Marine Insurance Co., Ltd.	23,310	141,208
#*Firstech Co., Ltd.	29,829	45,681
*Foosung Co., Ltd.	46,809	147,850
#Fursys, Inc.	15,560	325,033
Gaon Cable Co., Ltd.	4,470	112,645
#GIIR, Inc.	14,410	151,118
#Global & Yuasa Battery Co., Ltd.	16,060	322,338
#Green Cross Corp.	6,272	664,812
Green Cross Holdings Corp.	1,825	129,059
#*Green Non-Life Insurance Co., Ltd.	4,877	23,715
#Gwangju Shinsegae Co., Ltd.	1,820	183,193
Halla Climate Control Corp.	106,070	861,648
#*Halla Engineering & Construction Corp.	13,160	272,293
#*Han All Pharmaceutical Co., Ltd.	34,948	156,038
#Han Kuk Carbon Co., Ltd.	28,623	206,893
#Han Yang Securities Co., Ltd.	12,760	130,823
Handok Pharmaceuticals Co., Ltd.	12,760	142,153
#Handsome Corp.	34,799	335,136
#Hanil Cement Manufacturing Co., Ltd.	11,411	699,907
Hanil Construction Co., Ltd.	8,938	42,569
Hanil E-Wha Co., Ltd.	38,970	85,016
*Hanil Iron & Steel Co., Ltd.	2,450	26,010
*Hanjin Heavy Industries & Construction Co., Ltd.	41,830	1,060,087
Hanjin Shipping Co., Ltd.	23,790	405,780
#Hanjin Transportation Co., Ltd.	13,211	346,228
#Hankook Cosmetics Co., Ltd.	25,320	68,838
Hankook Shell Oil Co., Ltd.	1,620	117,457
*Hankook Synthetics, Inc.	550	43
Hankuk Electric Glass Co., Ltd.	3,760	76,498
Hankuk Glass Industries, Inc.	12,660	224,604
Hankuk Paper Manufacturing Co., Ltd.	5,840	197,777
#Hanmi Pharm Co., Ltd.	14,831	1,387,277
*Hansae Co., Ltd.	16,560	90,607
Hansae Yes24 Holdings Co., Ltd.	5,520	13,462
Hansol Chemical Co., Ltd.	12,170	96,198

1276

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hansol CSN Co., Ltd.	65,160	$72,264
Hansol LCD, Inc.	5,777	114,056
*Hansol Paper Co., Ltd.	53,310	502,694
#Hanssem Co., Ltd.	30,600	201,069
Hanwha Chemical Corp.	155,677	1,783,084
#*Hanwha Non-Life Insurance Co., Ltd.	24,410	222,855
Hanwha Securities Co., Ltd.	65,931	606,347
Hanwha Timeworld Co., Ltd.	5,120	52,951
#*HeungKuk Fire & Marine Insurance Co., Ltd.	79,817	328,812
#Hite Holdings Co., Ltd.	12,830	401,216
*HMC Investment Securities Co., Ltd.	37,920	814,205
#Hotel Shilla Co., Ltd.	64,708	894,451
*HS R&A Co., Ltd.	1,460	8,598
#Huchems Fine Chemical Corp.	31,846	786,579
Husteel Co., Ltd.	7,220	116,781
Hwa Sung Industrial Co., Ltd.	12,520	61,626
Hwacheon Machinery Works Co., Ltd.	2,200	25,760
Hwashin Co., Ltd.	22,220	45,331
Hyosung T & C Co., Ltd.	11,400	801,116
*Hyundai Cement Co., Ltd.	10,020	111,904
#*Hyundai Corp.	21,801	251,422
#Hyundai Department Store Co., Ltd.	21,041	1,728,486
Hyundai DSF Co., Ltd.	7,510	54,930
*Hyundai Elevator Co., Ltd.	7,294	369,554
#Hyundai H & S Co., Ltd.	6,210	366,297
#Hyundai Hysco	91,740	1,047,005
#Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,070,511
Hyundai Mobis	9,919	1,044,612
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	30,441
#*IHQ, Inc.	22,450	30,121
#Il Dong Pharmaceutical Co., Ltd.	7,553	183,655
Il Sung Construction Co., Ltd.	4,300	25,691
*Il Yang Pharmaceutical Co., Ltd.	19,910	531,430
*Iljin Display Co., Ltd.	2,568	13,205
*Iljin Electric Co., Ltd.	26,649	216,479
*Iljin Holdings Co., Ltd.	27,632	88,862
Ilshin Spinning Co., Ltd.	1,730	83,601
Ilsung Pharmaceutical Co., Ltd.	2,040	112,771
InziControls Co., Ltd.	1,260	4,094
IS Dongseo Co., Ltd.	7,558	45,359
#ISU Chemical Co., Ltd.	7,920	96,948
Jahwa Electronics Co., Ltd.	16,460	101,141
Jeil Pharmaceutical Co.	18,840	140,555
Jeonbuk Bank, Ltd.	63,490	349,140
*Jinheung Mutual Savings Bank Co., Ltd.	24,579	85,065
K.C. Tech Co., Ltd.	26,276	79,071
*KCO Energy, Inc.	96,790	104,475
#*Keangnam Enterprises, Ltd.	21,653	218,613
#KEC Holdings Co., Ltd.	18,229	12,893
*Kedcom Co., Ltd.	42,070	19,835
KG Chemical Corp.	8,410	56,481
KISCO Corp.	10,860	445,453
#KISWIRE, Ltd.	16,702	568,148
#*Kolon Engineering & Construction Co., Ltd.	21,890	128,018
Kolon Industries, Inc.	23,890	787,301
Korea Cast Iron Pipe Co., Ltd.	26,090	90,286
#*Korea Circuit Co., Ltd.	19,330	40,399
Korea Cottrell Co., Ltd.	14,960	151,234
#*Korea Development Co., Ltd.	14,820	70,049
Korea Development Leasing Corp.	4,545	112,117
#Korea Electric Terminal Co., Ltd.	14,990	223,653

1277

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korea Export Packing Industries Co., Ltd.	3,990	$43,031
*Korea Express Co., Ltd.	9,211	561,368
*Korea Flange Co., Ltd.	6,900	76,242
*Korea Green Paper Manufacturing Co., Ltd.	10,702	15,684
*Korea Investment Holdings Co., Ltd.	33,960	1,103,920
#Korea Iron & Steel Co., Ltd.	3,289	212,735
#Korea Komho Petrochemical Co., Ltd.	26,400	680,502
#Korea Line Corp.	13,950	711,770
*Korea Mutual Savings Bank	6,040	86,215
*Korea Petrochemical Industry Co., Ltd.	10,960	413,798
#Korea Reinsurance Co., Ltd.	185,883	1,774,940
#*Korea Technology Industry Co., Ltd.	97,090	217,226
#Korea Zinc Co., Ltd.	17,132	1,955,208
Korean Air Terminal Service Co., Ltd.	3,350	90,968
*Korean French Banking Corp.	126,839	90,274
*KP Chemical Corp.	121,051	792,089
KPX Chemical Co., Ltd.	3,250	124,129
KPX Fine Chemical Co., Ltd.	3,171	95,116
KPX Holdings Corp.	3,008	121,655
#*KTB Securities Co., Ltd.	80,240	370,774
#Kukdo Chemical Co., Ltd.	8,450	208,918
Kukdong Oil & Chemicals Co., Ltd.	3,623	58,734
Kukje Pharm Ind. Co., Ltd.	14,141	32,687
Kumbi Corp.	670	20,380
#Kumho Electronics Co., Ltd.	7,292	254,199
#Kumho Industrial Co., Ltd.	46,110	519,064
Kumho Investment Bank	129,490	91,977
#*Kumho Tire Co., Inc.	90,000	378,898
Kumkang Industrial Co., Ltd.	5,810	51,254
Kunsul Chemical Industrial Co., Ltd.	7,190	78,690
*Kwang Dong Pharmaceutical Co., Ltd.	74,760	197,125
*Kyeryong Construction Industrial Co., Ltd.	10,770	196,420
#Kyobo Securities Co., Ltd.	44,300	497,247
Kyung Dong Navien Co., Ltd.	1,740	52,805
#*Kyungbang Co., Ltd.	1,100	145,914
Kyungdong City Gas Co., Ltd.	2,270	92,664
Kyung-in Synthetic Corp.	2,517	68,185
Kyungnam Energy Co., Ltd.	28,770	68,893
Lee Ku Industrial Co., Ltd.	35,635	38,931
LG Dacom Corp.	66,170	1,000,887
LG Fashion Corp.	36,645	717,963
#LG International Corp.	65,552	1,387,592
*LG Life Sciences, Ltd.	26,935	1,322,058
#LIG Insurance Co., Ltd.	79,960	1,186,394
Lotte Chilsung Beverage Co., Ltd.	1,401	904,057
Lotte Confectionary Co., Ltd.	1,056	899,042
#Lotte Midopa Co., Ltd.	61,160	702,614
Lotte Sam Kang Co., Ltd.	1,770	303,747
#*LS Industrial Systems Co., Ltd.	35,930	2,015,704
Macquarie Korea Infrastructure Fund	147,211	601,509
*Manho Rope & Wire Co., Ltd.	3,950	58,144
#Meritz Fire Marine Insurance Co., Ltd.	180,948	969,216
#Meritz Securities Co., Ltd.	278,555	284,415
Miwon Commercial Co., Ltd.	831	41,945
*Miwon Specialty Chemical Co., Ltd.	448	22,615
#Moorim Paper Co., Ltd.	21,778	162,945
Motonic Corp.	20,900	134,348
#Namhae Chemical Corp.	63,074	926,301
#*Namkwang Engineering & Construction Co., Ltd.	32,511	292,937
Namyang Dairy Products Co., Ltd.	745	302,350
*Nasan Co., Ltd.	23,824	35,962

1278

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
National Plastic Co., Ltd.	32,500	$50,226
#*NCsoft Corp.	32,130	3,473,622
Nexen Corp.	3,320	93,589
NH Investment & Securities Co., Ltd.	59,219	513,680
#Nong Shim Co., Ltd.	5,583	1,115,727
Nong Shim Holdings Co., Ltd.	5,210	273,390
Noroo Paint Co., Ltd.	14,277	37,317
*ON*Media Corp.	106,370	305,422
#ORION Corp.	7,780	1,227,835
Ottogi Corp.	3,910	432,677
#Pacific Corp.	6,730	703,401
Pacific Pharmaceutical Co., Ltd.	2,030	55,260
*PaperCorea, Inc.	13,740	95,449
Pohang Coated Steel Co., Ltd.	6,320	128,562
*Poong Lim Industrial Co., Ltd.	31,880	72,242
#*Poongsan Corp.	34,931	594,506
#*Poongsan Holdings Corp.	6,567	101,910
*Prime Entertainment Co., Ltd.	2,676	3,578
Pulmuone Co., Ltd.	2,916	138,197
Pum Yang Construction Co., Ltd.	8,260	64,757
Pusan City Gas Co., Ltd.	14,730	249,831
*Pyung Hwa Holdings Co., Ltd.	6,352	5,989
Pyung Hwa Industrial Co., Ltd.	1,116	1,833
S&T Corp.	93	2,380
*S&T Daewoo Co., Ltd.	12,330	221,710
#S&T Dynamics Co., Ltd.	37,642	489,608
#S&T holdings Co, Ltd.	31,368	340,046
#S1 Corp.	28,093	1,277,443
*Saehan Industries, Inc.	651,800	651,077
#*Saehan Media Corp.	15,530	27,195
*Sajo Industries Co., Ltd.	5,990	163,880
*Sajodaerim Corp.	4,770	72,639
#Sam Jin Pharmaceutical Co., Ltd.	25,657	473,777
#Sam Kwang Glass Industrial Co., Ltd.	4,820	155,997
Sam Whan Camus Co., Ltd.	5,270	33,454
Sam Yung Trading Co., Ltd.	13,450	44,342
#Sambu Construction Co., Ltd.	10,903	187,272
#Samchully Co., Ltd.	5,480	530,300
#*Samho International Co., Ltd.	12,681	45,433
Samhwa Crown and Closure Co., Ltd.	730	11,331
Samhwa Paints Industrial Co., Ltd.	26,400	77,822
*Samick Musical Instruments Co., Ltd.	146,160	119,949
Samsung Climate Control Co., Ltd.	6,810	41,297
#Samsung Fine Chemicals Co., Ltd.	37,500	1,541,047
*Samwha Capacitor Co., Ltd.	6,510	63,209
Samwhan Corp.	13,660	134,460
#Samyang Corp.	8,990	321,635
Samyang Foods Co., Ltd.	7,360	123,828
Samyang Genex Co., Ltd.	4,026	198,231
Samyang Tongsang Co., Ltd.	1,760	38,663
#Samyoung Electronics Co., Ltd.	17,870	167,801
#Seah Besteel Corp.	21,720	308,972
SeAH Holdings Corp.	4,622	252,529
SeAH Steel Corp.	6,214	203,460
Sebang Co., Ltd.	15,655	151,469
Sejong Industrial Co., Ltd.	21,610	85,325
#Seoul City Gas Co., Ltd.	3,590	183,981
#*Seoul Securities Co., Ltd.	706,624	673,971
*Serim Paper Manufacturing Co., Ltd.	32,013	133,912
#Sewon Cellontech Co., Ltd.	50,071	451,310
*SGWICUS Corp.	16,060	31,600

1279

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*SH Chemical Co., Ltd.	148,722	$72,463
Shin Won Corp.	60,100	80,117
Shin Young Securities Co., Ltd.	10,600	334,708
Shinhan Engineering & Construction Co., Ltd.	3,676	49,255
*Shinil Engineering Co., Ltd.	4,010	17,580
Shinpoong Pharmaceutical Co., Ltd.	4,680	87,907
Shinsegae Engineering & Construction Co., Ltd.	2,990	36,264
Shinsung Engineering Co., Ltd.	7,604	18,323
Shinsung FA Co., Ltd.	7,604	19,218
Shinsung Holdings Co., Ltd.	42,570	180,281
#Sindo Ricoh Co., Ltd.	11,169	544,533
#SJM Co., Ltd.	22,510	76,659
#SK Chemicals Co., Ltd.	22,820	915,029
SK Energy Co., Ltd.	12	1,014
#SK Gas Co., Ltd.	9,960	446,878
#SKC Co., Ltd.	36,520	616,317
SL Corp.	19,820	71,552
*Solomon Mutual Savings Bank	11,267	48,873
*Songwon Industrial Co., Ltd.	12,420	117,974
#*Ssangyong Cement Industry Co., Ltd.	79,381	540,344
Ssangyong Corp.	8,372	184,992
#*STX Corp.	31,266	633,467
#STX Engine Co., Ltd.	42,322	929,841
#STX Offshore & Shipbuilding Co., Ltd.	104,630	1,419,915
Suheung Capsule Co., Ltd.	16,030	103,623
#*Sung Shin Cement Co., Ltd.	16,490	119,229
*Sungchang Enterprise Holdings, Ltd.	6,150	101,444
#*Sungwon Corp.	49,310	154,100
*Sunjin Co., Ltd.	2,840	65,611
#Sunkyong Securities Co., Ltd.	382,400	1,019,136
Tae Kwang Industrial Co., Ltd.	880	508,709
Tae Kyung Industrial Co., Ltd.	29,140	113,550
Taegu Department Store	13,040	122,040
Taeyoung Engineering & Construction	90,740	479,159
#Tai Han Electric Wire Co., Ltd.	46,650	833,209
Tai Lim Packaging Industries Co., Ltd.	62,000	42,150
#TCC Steel	16,345	74,273
*Tec & Co.	25,071	48,818
Telcoware Co., Ltd.	9,000	52,881
*Tong Yang Major Corp.	70,586	322,758
#Tong Yang Securities, Inc.	146,666	1,862,333
*Trigem Computer, Inc.	13	—
*TRYBRANDS, Inc.	13,297	36,448
#TS Corp.	5,500	231,323
#Uangel Corp.	12,280	66,873
#Unid Co., Ltd.	6,000	163,450
Union Steel Manufacturing Co., Ltd.	13,912	277,371
Whanin Pharmaceutical Co., Ltd.	13,650	157,725
Woongjin Thinkbig Co., Ltd.	34,669	604,183
*Woongjin.Com Co., Ltd.	62,107	557,522
#Woori Financial Co., Ltd.	20,620	153,925
WooSung Feed Co., Ltd.	17,000	19,615
YESCO Co., Ltd.	5,950	125,397
Yoosung Enterprise Co., Ltd.	33,540	73,737
#Youlchon Chemical Co., Ltd.	32,710	205,422
*Young Poong Mining & Construction Corp.	1,580	71
Young Poong Paper Manufacturing Co., Ltd.	2,170	31,518
Youngbo Chemical Co., Ltd.	12,640	18,136
Youngone Corp. (6150493)	15,176	239,094
*Youngone Corp. (B622C10)	60,704	412,700
Youngpoong Corp.	2,040	799,835

1280

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Yuhan Corp.	12,535	$1,987,925
Yuhwa Securities Co., Ltd.	12,910	162,129
*Yungjin Pharm Co., Ltd.	95,136	104,483
*Yuyang Telecom Co., Ltd.	5,530	43,455
*ZeroOne Interactive Co., Ltd.	16,000	4,748

TOTAL SOUTH KOREA		126,030,229

TAIWAN — (10.5%)
*A.G.V. Products Corp.	741,782	301,952
Aaeon Technology, Inc.	169,313	254,169
*Ability Enterprise Co., Ltd.	752,076	1,208,027
Abocom Systems, Inc.	470	187
*Acbel Polytech, Inc.	773,731	512,596
Altek Corp.	499,202	919,291
*Ambassador Hotel (The)	597,000	704,377
Ampoc Far East Co., Ltd.	158,444	45,008
*Amtran Technology Co., Ltd.	1,045,503	719,930
Apex Biotechnology Corp.	205,381	390,764
*Apex Science & Engineering Corp.	124,000	49,479
*Arima Communication Corp.	36,000	13,934
*Arima Optoelectronics Corp.	92,594	38,068
Asia Chemical Corp.	559,000	158,473
Asia Polymer Corp.	495,936	308,856
Asia Vital Components Co., Ltd.	362,569	335,537
Aten International Co., Ltd.	197,479	262,008
Aurora Corp.	541,499	509,071
Aurora Systems Corp.	244,244	136,436
Avermedia Technologies, Inc.	362,447	431,324
*Behavior Tech Computer Corp.	775	33
*Bes Engineering Corp.	2,691,750	707,926
Biostar Microtech International Corp.	231,975	179,635
C Sun Manufacturing, Ltd.	248,878	91,757
*Carnival Industrial Corp.	656,000	130,474
Cathay Real Estate Development Co., Ltd.	9,000	3,850
Central Reinsurance Co., Ltd.	826,402	280,614
Chain Qui Development Co., Ltd.	226,083	194,604
Champion Building Materials Co., Ltd.	545,759	172,802
Charoen Pokphand Enterprises Co., Ltd.	351,000	171,942
*Cheng Loong Corp.	1,760,330	571,451
Chenming Mold Industrial Corp.	276,437	70,610
*Chia Her Industrial Co., Ltd.	323,400	17,812
*Chia Hsin Cement Corp.	1,068,304	551,507
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,348
*Chicony Electronics Co., Ltd.	639,708	1,419,338
Chilisin Electronics Corp.	207,535	78,120
*China Chemical & Pharmaceutical Co.	408,000	293,497
China Ecotek Corp.	170,000	241,600
China Electric Manufacturing Co., Ltd.	694,900	396,997
*China General Plastics Corp.	665,000	234,884
China Glaze Co., Ltd.	329,423	117,926
China Hi-Ment Corp.	396,348	504,687
*China Life Insurance Co., Ltd.	1,647,177	959,609
*China Man-Made Fiber Co., Ltd.	2,399,879	454,164
*China Metal Products Co., Ltd.	417,825	410,243
China Motor Co., Ltd.	115,000	73,839
*China Petrochemical Development Corp.	1,295,000	402,136
*China Rebar Co., Ltd.	55,174	7,601
China Steel Chemical Corp.	412,554	847,999
China Steel Structure Co., Ltd.	232,000	133,809
*China Synthetic Rubber Corp.	712,954	680,433
*China United Trust & Investment Corp.	164,804	—

1281

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Wire & Cable Co., Ltd.	521,000	$129,020
Chinese Maritime Transport, Ltd.	446,850	1,201,391
Ching Feng Home Fashions Industries Co., Ltd.	199,403	41,582
*Chin-Poon Industrial Co., Ltd.	558,649	306,927
*Chou Chin Industrial Co., Ltd.	825	—
Chroma Ate, Inc.	581,380	891,890
Chun Yu Works & Co., Ltd.	469,000	138,601
Chun Yuan Steel Industrial Co., Ltd.	1,016,055	331,242
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	391,829
Chung Hwa Pulp Corp.	843,594	307,242
*CMC Magnetics Corp.	1,700,000	425,304
Collins Co., Ltd.	462,700	117,499
*Compal Communications, Inc.	483,000	467,453
*Compeq Manufacturing Co., Ltd.	2,207,000	620,889
*Continental Engineering Corp.	1,297,067	466,638
Cosmo Electronics Corp.	207,900	188,849
*Cosmos Bank Taiwan	575,090	69,595
CTCI Corp.	950,013	963,437
CX Technology Co., Ltd.	108,368	34,469
*Cybertan Technology, Inc.	424,372	555,631
Cyntec Co., Ltd.	319,324	569,889
*Da-Cin Construction Co., Ltd.	482,711	344,271
De Licacy Industries Co., Ltd.	100,000	17,124
*Delpha Construction Co., Ltd.	462,000	103,047
*Der Pao Construction Co., Ltd.	476,000	11,897
Diamond Flower Electric Instrument Co., Ltd.	201,509	298,938
D-Link Corp.	788,303	705,570
Eastern Media International Corp.	2,366,337	471,213
Eclat Textile Co., Ltd.	236,196	120,865
Edom Technology Co., Ltd.	238,776	66,978
Elan Microelectronics Corp.	598,728	975,805
E-Lead Electronic Co., Ltd.	82,942	48,368
Elite Material Co., Ltd.	342,128	201,651
Elite Semiconductor Memory Technology, Inc.	53,200	90,460
*Elitegroup Computer Systems Co., Ltd.	155,182	61,715
Enlight Corp.	149,899	4,081
*EnTie Commercial Bank	293,603	76,546
Eternal Chemical Co., Ltd.	433,290	356,188
Everest Textile Co., Ltd.	830,562	155,402
Evergreen International Storage & Transport Corp.	1,691,000	1,495,659
Everlight Chemical Industrial Corp.	655,000	376,842
*Evertop Wire Cable Corp.	290,461	51,291
Excel Cell Electronics Co., Ltd.	143,000	46,338
*Far Eastern International Bank	381,048	93,037
*Federal Corp.	742,244	388,922
Feng Hsin Iron & Steel Co., Ltd.	100	153
Feng Tay Enterprise Co., Ltd.	791,561	585,877
*FIC Global, Inc.	27,289	2,833
First Copper Technology Co., Ltd.	703,000	182,402
First Hotel	386,323	347,341
First Insurance Co., Ltd. (The)	531,179	177,847
*First Steamship Co., Ltd.	304,000	430,333
Flytech Technology Co., Ltd.	123,750	314,764
Formosa Epitaxy, Inc.	226,758	250,475
*Formosan Rubber Group, Inc.	841,000	510,061
Fortune Electric Co., Ltd.	415,800	422,024
*Fu I Industrial Co., Ltd.	97,900	24,457
Fwuson Industry Co., Ltd.	466,590	160,897
G Shank Enterprise Co., Ltd.	325,256	204,804
G.T.M. Corp.	338,000	225,427
Gem Terminal Industries Co., Ltd.	293,579	200,682

1282

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Giant Manufacture Co., Ltd.	528,328	$1,463,044
Giga-Byte Technology Co., Ltd.	1,390,800	968,140
Globe Union Industrial Corp.	426,944	310,807
*Gold Circuit Electronics, Ltd.	839,056	286,289
*Goldsun Development & Construction Co., Ltd.	2,125,148	1,161,815
Good Will Instrument Co., Ltd.	141,120	67,162
*Grand Pacific Petrochemical Corp.	1,130,000	414,384
Grape King, Inc.	183,000	133,335
Great China Metal Industry Co., Ltd.	462,000	295,055
*Great Taipei Gas Co., Ltd.	820,000	407,094
*Great Wall Enterprise Co., Ltd.	753,992	816,932
Greatek Co., Ltd.	815,020	822,375
Hanpin Co., Ltd.	151,000	59,366
*Hey Song Corp.	765,000	393,240
Highwealth Construction Corp.	1,037,865	1,236,213
*Hitron Technologies, Inc.	177,658	81,876
*Ho Tung Holding Corp.	951,486	341,293
*Hocheng Corp.	542,700	142,121
*Hold-Key Electric Wire & Cable Co., Ltd.	330,470	217,611
Hong Tai Electric Industrial Co., Ltd.	567,000	189,953
Hong Yi Fiber Industry Co., Ltd.	216,000	49,304
Honmyue Enterprise Co., Ltd.	262,080	50,051
Hota Industrial Manufacturing Co., Ltd.	228,067	74,378
Hsin Kuang Steel Co., Ltd.	399,442	353,871
Hsing Ta Cement Co., Ltd.	620,000	180,266
Hua Eng Wire & Cable Co., Ltd.	988,565	241,325
Huang Hsiang Construction Corp.	112,000	265,302
Hung Ching Development & Construction Co., Ltd.	449,000	250,277
*Hung Poo Construction Corp.	490,658	630,679
*Hwa Fong Rubber Co., Ltd.	471,670	159,773
I-Chiun Precision Industry Co., Ltd.	247,018	323,448
*Infortrend Technology, Inc.	422,273	539,601
ITE Technology, Inc.	186,408	384,623
Jui Li Enterprise Co., Ltd.	346,080	93,614
K Laser Technology, Inc.	295,693	119,308
Kang Na Hsiung Co., Ltd.	305,020	185,781
*Kao Hsing Chang Iron & Steel Corp.	784,000	167,383
Kaulin Manufacturing Co., Ltd.	274,330	124,675
Kee Tai Properties Co., Ltd.	830,997	394,689
*Kenda Rubber Industrial Co., Ltd.	831,751	1,137,306
*King Yuan Electronics Co., Ltd.	2,116,979	843,821
*Kingdom Construction Co., Ltd.	889,000	556,336
*King’s Town Bank	1,795,701	428,512
*King’s Town Construction Co., Ltd.	545,359	514,823
*Kinpo Electronics, Inc.	2,658,157	688,583
*Kinsus Interconnect Technology Corp.	270,000	577,590
*Knowledge-Yield-Excellence Systems Corp.	415,904	401,218
Kung Long Batteries Industrial Co., Ltd.	64,000	46,193
*Kuoyang Construction Co., Ltd.	687,000	401,640
*Kwong Fong Industries Corp.	996,000	223,433
Lan Fa Textile Co., Ltd.	618,423	161,091
*Lead Data Co., Ltd.	617,920	74,196
Leader Electronics, Inc.	56,415	31,295
*Leadtek Research, Inc.	6,961	1,325
*Lealea Enterprise Co., Ltd.	1,198,050	225,557
Lee Chang Yung Chemical Industry Corp.	1,206,157	1,286,347
Lee Chi Enterprises Co., Ltd.	326,000	112,310
*Leofoo Development Co., Ltd.	507,000	340,314
Les Enphants Co., Ltd.	297,944	277,766
*Li Peng Enterprise Co., Ltd.	967,824	284,846
Lien Hwa Industrial Corp.	1,143,752	554,877

1283

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Lingsen Precision Industries, Ltd.	496,575	$191,943
Long Bon International Co., Ltd.	797,945	286,114
*Long Chen Paper Co., Ltd.	866,062	233,030
Lucky Cement Corp.	620,000	155,709
*Makalot Industrial Co., Ltd.	237,202	422,944
Mayer Steel Pipe Corp.	256,584	155,565
Maywufa Co., Ltd.	67,632	45,102
Meiloon Co., Ltd.	399,053	122,857
Mercuries & Associates, Ltd.	987,477	427,327
*Mercuries Data Co., Ltd.	285,292	55,800
Merida Industry Co., Ltd.	375,800	655,857
*Merry Electronics Co., Ltd.	31,363	31,553
*Microelectronics Technology, Inc.	672,315	308,441
*Micro-Star International Co., Ltd.	1,716,345	1,217,919
*Microtek International, Inc.	387,000	40,804
Min Aik Technology Co., Ltd.	224,317	186,063
Mirle Automation Corp.	250,568	168,142
Mitac International Corp.	368,000	169,853
*Mitac Technology Corp.	679,360	639,355
Mobiletron Electronics Co., Ltd.	135,000	71,170
Mospec Seminconductor Corp.	117,000	59,018
*Mustek Systems, Inc.	333,082	16,024
Nak Sealing Technologies Corp.	121,954	101,871
*Namchow Chemical Industrial Co., Ltd.	473,000	162,691
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,061,896
Nantex Industry Co., Ltd.	421,421	326,698
*National Petroleum Co., Ltd.	455,824	353,392
*New Asia Construction & Development Co., Ltd.	133,618	32,489
*Ocean Plastics Co., Ltd.	342,200	278,834
*Optimax Technology Corp.	674	28
*Opto Tech Corp.	714,886	607,666
Oriental Union Chemical Corp.	1,095,788	668,134
*Pacific Construction Co., Ltd.	1,054,000	102,730
*Pan Jit International, Inc.	463,318	301,213
Pan-International Industrial Corp.	452,088	537,629
*PC Home Online	49,000	75,673
Phihong Technology Co., Ltd.	585,001	365,283
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	556,362
*Potrans Electrical Corp.	228,000	30,300
Prince Housing & Development Corp.	1,616,398	754,688
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	31,222
*Promise Technology, Inc.	220,100	120,106
*Protop Technology Co., Ltd.	192,000	1,229
*Quintain Steel Co., Ltd.	613,000	122,633
*Radium Life Tech Corp.	805,769	726,314
Ralec Electronic Corp.	92,405	76,709
*Rectron, Ltd.	236	24
*Rexon Industrial Corp., Ltd.	469,000	107,285
*Ritek Corp.	4,755,000	1,386,889
Ruentex Development Co., Ltd.	886,000	806,795
Ruentex Industries, Ltd.	1,279,000	1,467,484
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,721,124	288,431
San Fang Chemical Industry Co., Ltd.	280,108	252,610
*Sanyang Industrial Co., Ltd.	1,402,046	616,318
Sanyo Electric Co., Ltd.	503,000	504,638
SDI Corp.	274,000	197,077
Senao International Co., Ltd.	375,541	471,005
Sheng Yu Steel Co., Ltd.	552,980	421,139

1284

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Shihlin Electric & Engineering Corp.	895,000	$1,050,482
*Shihlin Paper Corp.	418,000	1,000,685
Shin Shin Co., Ltd.	49,000	40,290
Shinkong Co., Ltd.	542,131	202,342
Shinkong Synthetic Fibers Co., Ltd.	2,321,961	650,644
Shuttle, Inc.	290,152	171,305
Sigurd Microelectronics Corp.	424,974	206,452
*Silicon Integrated Systems Corp.	1,279,000	474,893
Silitech Technology Corp.	245,199	594,756
Sincere Navigation Corp.	786	932
Sinkang Industries Co., Ltd.	259,805	128,259
*Sinkong Spinning Co., Ltd.	469,542	554,647
Sinon Corp.	551,000	253,369
*Sintek Photronics Corp.	950,045	518,505
Sinyi Realty, Inc.	317,474	580,926
Siward Crystal Technology Co., Ltd.	191,441	83,810
*Solomon Technology Corp.	281,154	113,528
*South East Soda Manufacturing Co., Ltd.	279,250	278,480
Southeast Cement Co., Ltd.	899,700	323,606
SPI Electronic Co., Ltd.	281,556	232,305
Standard Chemical & Pharmaceutical Co., Ltd.	212,685	197,213
*Standard Foods Taiwan, Ltd.	531,000	516,947
Stark Technology, Inc.	226,860	113,763
Sunonwealth Electric Machine Industry Co., Ltd.	339,486	195,847
*Sunrex Technology Corp.	612,736	670,955
*Syscom Computer Engineering Co.	140,000	38,619
Sysware Systex Corp.	261,388	247,977
*T JOIN Transportation Co., Ltd.	802,000	417,447
*Ta Chen Stainless Pipe Co., Ltd.	30,197	23,894
*Ta Chong Bank, Ltd.	3,172,212	559,787
Ta Ya Electric Wire & Cable Co., Ltd.	884,858	173,374
Ta Yih Industrial Co., Ltd.	194,000	126,545
Tah Hsin Industrial Corp.	447,000	299,311
Ta-I Technology Co., Ltd.	232,640	171,118
*Taichung Commercial Bank	2,300,841	585,453
Tainan Enterprises Co., Ltd.	263,370	187,253
Tainan Spinning Co., Ltd.	2,480,000	929,282
*Taisun Enterprise Co., Ltd.	542,000	201,339
Taita Chemical Co., Ltd.	452,170	129,657
Taiwan Acceptance Corp.	229,480	202,689
Taiwan Fire & Marine Insurance Co., Ltd.	529,602	449,955
*Taiwan Flourescent Lamp Co., Ltd.	176,000	15,986
*Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	475,496
Taiwan Kai Yih Industrial Co., Ltd.	235,336	138,293
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Life Insurance Co., Ltd.	964,816	774,843
Taiwan Line Tek Electronic Co., Ltd.	74,524	87,485
*Taiwan Mask Corp.	528,720	190,607
Taiwan Navigation Co., Ltd.	598,777	1,128,049
*Taiwan Paiho Co., Ltd.	438,253	230,693
*Taiwan Pulp & Paper Corp.	618,000	185,822
Taiwan Sakura Corp.	415,182	175,313
Taiwan Secom Co., Ltd.	710,332	1,071,916
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	313,781
*Taiwan Styrene Monomer Corp.	987,303	362,445
*Taiwan Tea Corp.	1,241,714	644,995
Taiyen Biotech Co., Ltd.	438,000	302,769
*Tecom, Ltd.	447,114	183,933
Ten Ren Tea Co., Ltd.	123,980	133,109
*Test-Rite International Co., Ltd.	782,698	371,917
Thinking Electronic Industrial Co., Ltd.	184,204	176,439

1285

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Thye Ming Industrial Co., Ltd.	267,015	$271,108
Ton Yi Industrial Corp.	2,487,280	931,835
Tsann Kuen Enterprise Co., Ltd.	324,642	346,860
TTET Union Corp.	264,000	280,135
*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	42,198
*Twinhead International Corp.	500	51
TYC Brother Industrial Co., Ltd.	492,146	316,566
*Tycoons Group Enterprise Co., Ltd.	719,000	131,088
Tyntek Corp.	436,250	294,243
Tze Shin International Co., Ltd.	313,865	138,571
Uniform Industrial Corp.	88,823	53,510
*Union Bank of Taiwan	3,105,488	549,226
*Union Insurance Co., Ltd.	79,732	62,736
Unitech Electronics Co., Ltd.	313,505	154,745
*Unitech Printed Circuit Board Corp.	660,303	215,354
United Integration Service Co., Ltd.	446,439	220,994
*Universal Cement Corp.	944,191	473,340
*Universal Scientific Industrial Co., Ltd.	1,735,843	671,825
Universal, Inc.	123,000	98,530
*UPC Technology Corp.	1,364,071	602,378
*USI Corp.	1,203,000	536,274
*Ve Wong Corp.	311,000	244,920
*Veutron Corp.	145,000	7,030
*Visual Photonics Epitacy Co., Ltd.	182,813	300,258
Walsin Technology Corp., Ltd.	1,100,544	450,306
Wan Hwa Enterprise Co., Ltd.	467,729	205,361
Waterland Financial Holdings	3,648,021	1,133,047
*Wei Chih Steel Industrial Co., Ltd.	433,000	91,713
*Wei Chuan Food Corp.	737,000	912,805
Weltrend Semiconductor, Inc.	374,833	295,843
Wintek Corp.	610,000	468,879
*Wistron NeWeb Corp.	298,288	339,330
*WPG Holdings Co., Ltd.	398,904	489,981
Yageo Corp.	4,968,000	1,183,652
Yeung Cyang Industrial Co., Ltd.	471,467	414,445
Yieh Phui Enterprise Co., Ltd.	2,416,086	978,689
*Yosun Industrial Corp.	485,062	418,207
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	939,415
*Yulon Nissan Motor Co., Ltd.	65,000	153,993
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	315,105
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	484,414
*Yung Tay Engineering Co., Ltd.	729,000	474,168
Zig Sheng Industrial Co., Ltd.	809,759	193,192
Zinwell Corp.	373,586	744,690
Zippy Technology Corp.	217,948	95,614
*Zyxel Communication Corp.	974,430	609,395

TOTAL TAIWAN		118,875,154

THAILAND — (1.9%)
Aapico Hitech PCL (Foreign) NVDR	265,000	37,067
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	129,812
Amata Corp. PCL (Foreign)	1,818,700	269,892
*Apex Development PCL (Foreign)	3,536	2,238
Asian Property Development PCL (Foreign) NVDR	2,158,000	310,732
Bangchak Petroleum PCL (Foreign)	408,000	169,051
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	160,784
Bangkok Chain Hospital PCL (Foreign)	1,667,500	409,157
Bangkok Expressway PCL (Foreign)	1,170,400	591,563
Bangkok First Investment & Trust PCL (Foreign)	702,200	68,095
Bangkok Insurance PCL (Foreign)	84,734	572,695
*Bangkok Land PCL (Foreign) NVDR	21,859,870	211,982

1286

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangkok Rubber PCL (Foreign)	14,600	$1,064
Big C Supercenter PCL (Foreign)	7,000	9,874
Bualuang Securities PCL (Foreign)	240,000	84,631
Bumrungrad Hospital PCL (Foreign)	62,000	46,914
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	338,752
Capital Nomura Securities PCL (Foreign)	46,000	25,278
*Central Paper Industry PCL (Foreign)	20	1,234
Central Plaza Hotel PCL (Foreign)	916,100	83,453
Ch. Karnchang PCL (Foreign)	206,000	22,882
*Charoong Thai Wire & Cable PCL (Foreign)	672,400	59,277
*Country Group Securities PCL (Foreign)	4,205,461	164,363
Delta Electronics (Thailand) PCL (Foreign)	112,000	51,343
Dynasty Ceramic PCL (Foreign)	882,400	497,857
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	236,550
Erawan Group PCL (Foreign)	4,046,270	212,836
*G J Steel PCL (Foreign)	5,500,000	29,092
GMM Grammy PCL (Foreign)	928,000	373,600
*Golden Land Property PCL (Foreign)	485,616	35,961
Hana Microelectronics PCL (Foreign)	1,281,796	711,900
Hermraj Land & Development PCL (Foreign)	2,803,000	50,245
Home Product Center PCL (Foreign)	3,358,470	572,410
ICC International PCL (Foreign)	204,600	243,500
Indorama Polymers PCL (Foreign)	498,600	152,378
*Italian-Thai Development PCL (Foreign) NVDR	598,000	47,446
*ITV PCL (Foreign)	2,785,600	85,950
Jasmine International PCL (Foreign)	2,110,700	26,050
Kang Yong Electric PCL (Foreign)	7,200	12,853
KGI Securities One PCL (Foreign)	3,429,546	127,991
Khon Kaen Sugar Industry PCL (Foreign)	840,000	261,651
Kiatnakin Bank PCL (Foreign) NVDR	764,800	406,785
Kim Eng Securities Thailand PCL (Foreign)	106,000	41,117
*Krungthai Card PCL (Foreign)	576,700	150,827
Laguna Resorts & Hotels PCL (Foreign)	80,500	62,096
Lalin Property PCL (Foreign)	1,650,500	69,357
Lanna Resources PCL (Foreign)	548,800	175,784
*Loxley PCL (Foreign)	3,228,020	240,939
Major Cineplex Group PCL (Foreign)	1,494,300	309,574
MBK Development PCL (Foreign)	330,900	559,117
Minor International PCL	399,205	99,127
MK Real Estate Development PCL (Foreign)	1,960,260	116,360
*Muang Thai Insurance PCL	19,588	28,493
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	57,391
*Nation Multimedia Group PCL (Foreign)	146,259	13,581
Noble Development PCL (Foreign)	573,600	48,882
Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	220,090
Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	31,879
Patum Rice Mill & Granary PCL (Foreign)	5,500	6,303
Polyplex PCL (Foreign)	1,057,800	160,084
*Power Line Engineering PCL (Foreign)	327,500	14,821
Pranda Jewelry PCL (Foreign)	118,000	14,494
Precious Shipping PCL (Foreign)	230,600	109,777
Property Perfect PCL (Foreign)	1,745,800	140,567
Quality Houses PCL (Foreign)	11,876,300	579,332
*Regional Container Lines PCL (Foreign)	1,112,300	317,053
Robinson Department Store PCL (Foreign)	1,875,025	523,442
Rojana Industrial Park PCL (Foreign)	1,122,800	199,616
Saha Pathana Inter-Holding PCL (Foreign)	350,000	169,189
Saha-Union PCL (Foreign)	636,600	265,640
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	623,587
Samart Corporation PCL (Foreign)	1,676,200	305,391
Samart I-Mobile PCL (Foreign)	9,503,000	469,146

1287

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Sammakorn PCL (Foreign)	75,000	$3,196
Sansiri PCL (Foreign)	2,621,166	232,616
SC Asset Corp. PCL (Foreign)	580,100	145,749
Seamico Securities PCL (Foreign)	529,922	35,505
SE-Education PCL (Foreign)	253,600	54,401
Serm Suk PCL (Foreign)	10,000	3,614
*Shinawatra Satellite PCL (Foreign)	136,000	24,778
*Siam Future Development PCL (Foreign)	440,000	30,514
Siam Industrial Credit PCL (Foreign)	178,162	17,068
Siam Makro PCL (Foreign)	355,600	749,759
*Sino-Thai Engineering & Construction PCL (Foreign)	29,000	3,511
Sri Trang Agro Industry PCL (Foreign)	370,998	149,359
Srithai Superware PCL (Foreign)	439,300	62,739
Supalai PCL (Foreign)	2,640,533	307,273
*SVOA PCL (Foreign)	1,007,100	23,676
*Tata Steel (Thailand) PCL (Foreign)	8,945,300	460,014
Thai Carbon Black PCL (Foreign)	87,900	36,162
Thai Plastic & Chemicals PCL (Foreign)	1,357,900	742,196
Thai Reinsurance PCL (Foreign)	1,484,700	200,694
*Thai Rung Union Car PCL (Foreign)	759,600	35,714
Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	332,780
Thai Union Frozen Products PCL (Foreign)	373,000	284,984
Thai Vegetable Oil PCL (Foreign)	1,087,875	473,128
Thai Wacoal PCL (Foreign)	78,000	89,392
Thanachart Capital PCL (Foreign)	2,034,100	824,877
Thoresen Thai Agencies PCL (Foreign)	301,200	200,033
Ticon Industrial Connection PCL (Foreign)	1,026,600	197,597
*Tipco Asphalt PCL (Foreign)	352,190	152,136
TIPCO Foods (Thailand) PCL (Foreign)	835,982	109,073
Tisco Financial Group PCL (Foreign)	655,900	358,500
*TPI Polene PCL (Foreign)	287,000	59,879
*True Corp. PCL (Foreign)	4,526,000	295,261
*TT&T PCL (Foreign)	449,400	7,263
*Tycoons Worldwide Group PCL (Foreign)	804,700	105,465
*Union Mosaic Industry PCL (Foreign)	681,900	17,433
United Palm Oil Industry PCL (Foreign)	210,000	38,569
Univanich Palm Oil PCL (Foreign)	30,000	68,763
Univentures PCL (Foreign)	1,801,100	113,263
Vanachai Group PCL (Foreign)	2,463,066	115,083
Vibhavadi Medical Center PCL (Foreign)	1,247,400	109,235
Vinythai PCL (Foreign)	2,273,034	414,129

TOTAL THAILAND		21,715,625

TURKEY — (2.6%)
*Acibadem Saglik Hizmetleri ve Ticares A.S.	—	2
Adana Cimento Sanayi Ticaret A.S.	532,137	188,798
Afyon Cimento Sanayii Ticaret A.S.	201	107,003
*Ak-Al Tekstil A.S.	—	—
Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	865,493
Akenerji Elektrik Uretim A.S	80,193	569,757
*Aksa Akrilik Kimya Sanayii A.S.	142,045	139,854
Aksigorta A.S.	294,017	900,002
*Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	—	—
*Aktas Elektrik Ticaret A.S.	370	37,731
Alarko Holding A.S.	129,551	272,473
*Albaraka Turk Katilim Bankasi AS	413,352	643,530
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
Alkim Alkali Kimya A.S.	27,197	113,335
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,743	132,431
Anadolu Anonim Turk Sigorta Sirketi A.S.	522,746	412,819

1288

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Anadolu Cam Sanayii A.S.	574,121	$637,022
Anadolu Hayat Sigorta A.S.	84,165	162,299
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,814	75,909
*Arcelik A.S.	140,494	302,089
Aselsan Elektronik Sanayi ve Ticaret A.S.	55,044	178,701
Ayen Enerji A.S.	133,075	202,389
Aygaz A.S.	216,147	568,436
Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	390,638
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	321,879
*Bati Anabolu Cimento A.S.	121,578	481,904
*Bati Soeke Cimento Sanayi A.S.	352,022	242,616
Bolu Cimento Sanayii A.S.	214,724	214,629
*Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	187,452
*Boyner Buyuk Magazacilik A.S.	189,233	115,358
Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	109,517
Bursa Cimento Fabrikasi A.S.	173,040	635,691
Celebi Hava Servisi A.S.	36,194	261,018
Cemtas Celik Makina Sanayi ve Ticaret A.S.	—	—
Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	733,294
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*Deva Holding A.S.	194,391	496,388
*Dogan Gazetecilik A.S.	98,158	140,867
*Dogan Yayin Holding A.S.	316,310	310,173
*Dogus Otomotiv Servis ve Ticaret A.S.	657,448	1,934,272
*Ege Plstik Ticaret ve Sanayi A.S.	1	—
*EGE Seramik Sanayi ve Ticaret A.S.	—	—
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,730,297	1,814,203
*Fortis Bank A.S.	1	1
*Global Yatirim Holding A.S.	388,675	195,756
*Goldas Kuyumculuk Sanayi A.S.	49,862	45,172
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	179,564
Goodyear Lastikleri T.A.S.	21,850	144,086
*GSD Holding A.S.	427,556	195,197
*Gubre Fabrikalari Ticaret A.S.	30,478	173,087
*Gunes Sigorta A.S.	143,245	174,246
*Hektas Ticaret T.A.S.	16,327	9,346
*Hurriyet Gazetecilik ve Matbaacilik A.S.	430,027	349,774
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	260,512
*Ihlas Holding A.S.	410,855	152,103
*Izmir Demir Celik Sanayii A.S.	137,998	230,331
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	837,370	435,972
Karton Sanayi ve Ticaret A.S.	980	44,542
Konya Cimento Sanayii A.S.	4,921	163,200
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	224,369
*Koza Anadolu Metal Madencilik Isletmeleri AS	158,000	320,426
Mardin Cimento Sanayii ve Ticaret A.S.	166,618	676,496
*Marmari Marti Otel Isletmeleri A.S.	—	—
Marshall Boya ve Vernik Sanayii A.S.	11,879	78,150
*Medya Holdings A.S.	15,849	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
*Mudurnu Tavukculuk A.S.	1,740	532
*Nergis Holding A.S.	1,784	4,487
*Net Holding A.S.	550,177	208,735
*Net Turizm Ticaret ve Sanayi A.S.	9,397	4,963
Nortel Networks Netas Telekomuenikasyon A.S.	13,916	258,998
Otobus Karoseri Sanayi A.S.	39,067	317,733
*Petkim Petrokimya Holding A.S.	172,124	818,655
Pinar Sut Mamulleri Sanayii A.S.	155,270	663,632
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,466
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	86,251	130,505
*Sekerbank T.A.S.	241,845	307,053

1289

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	$608,338
*Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	—	—
*Tat Konserve Sanayii A.S.	144,018	262,753
*Tekfen Holding A.S.	311,586	846,744
*Tekstil Bankasi A.S.	181,377	106,214
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	141,425	263,506
Tofas Turk Otomobil Fabrikasi A.S.	306,405	650,198
*Trakya Cam Sanayii A.S.	351,036	369,603
Turcas Petrol A.S.	144,981	410,505
*Turk Demir Dokum Fabrikalari A.S.	1	4
*Turk Ekonomi Bankasi A.S.	528,459	540,475
Turk Hava Yollari Anonim Ortakligi A.S.	528,355	836,376
*Turk Sise ve Cam Fabrikalari A.S.	631,330	576,189
*Turkiye Sinai Kalkinma Bankasi A.S.	543,470	396,594
Ulker Biskuvi Sanayi A.S.	125,020	241,177
*Uzel Makina Sanayii A.S.	172,635	91,543
*Vakif Finansal Kiralama A.S.	1	3
*Vestel Elektronik Sanayi ve Ticaret A.S.	190,016	217,156
Yapi Kredi Finansal Kiralama A.S.	15,000	30,309
Yapi Kredi Sigorta A.S.	102,412	565,807
*Zorlu Enerji Elektrik Uretim A.S.	53,801	149,919

TOTAL TURKEY		28,832,476

TOTAL COMMON STOCKS		981,787,936

PREFERRED STOCKS — (5.4%)
BRAZIL — (5.4%)
Banco Alfa de Investimento SA	3,200	10,308
Banco Mercantil do Brasil SA	6,500	32,922
Bardella SA Industrias Mecanicas	1,100	67,212
*Braskem SA Preferred A Sponsored ADR	301,000	2,693,950
Centrais Electricas de Santa Catarina SA	57,900	1,065,676
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,778,400
Companhia de Tecidos Norte de Minas	144,942	380,660
Companhia Energetica do Ceara Coelce Series A	63,400	869,913
Companhia Paranaense de Energia-Copel Series B	213,400	3,305,512
Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	245,216
Confab Industrial SA	483,613	1,521,537
Contax Participacoes SA	17,700	607,155
Duratex SA	245,400	3,573,640
Eletropaulo Metropolita SA Preferred A	248,500	4,361,986
*Empressa Metropolitanade Aguas e Energia SA	24,000	142,784
Energisa SA	27,760	150,573
Forjas Taurus SA	181,082	655,127
Fras-Le SA	20,200	36,270
*Gol Linhas Aereas Inteligentes SA	91,900	674,812
*Industria de Bebidas Antarctica Polar SA	23,000	32,360
*Inepar Industria e Construcoes SA	11,690	180,950
Klabin SA	1,412,700	2,513,822
Lojas Americanas SA	558,403	3,112,631
Mahle-Metal Leve SA Industria e Comercio	28,666	264,881
Marcopolo SA	335,800	966,499
*Net Servicos de Comunicacao SA	400,902	4,093,358
Net Servicos de Comunicacao SA Preferred ADR	176,445	1,792,681
*Paranapanema SA	322,523	708,747
Randon e Participacoes SA	213,000	1,349,409
Rasip Agro-Pastoril SA	51,000	11,754
Sadia SA	238,000	688,838
*Sadia SA ADR	300,000	2,622,000
Sao Paulo Alpargatas SA	24,300	989,843
Saraiva SA Livreiros Editores	54,100	801,170
*Sharp SA Equipamentos Eletronicos	30,200,000	324

1290

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Suzano Papel e Celullose SA	390,634	$3,636,775
Telemig Celuar Participacoes SA	88,238	2,743,028
Ultrapar Participacoes SA	263,040	8,860,814
Uniao de Industrias Petroquimicas SA Series B	1,321,579	658,753
*Votorantim Celulose e Papel SA	12,623	187,950
*Votorantim Celulose e Papel SA Sponsored ADR	155,700	2,326,158
Whirlpool SA	301,516	581,781

TOTAL BRAZIL		61,298,179

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	44,910

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	176,957	11,052
*Malayan United Industries Berhad A2	176,957	9,544

TOTAL MALAYSIA		20,596

TOTAL PREFERRED STOCKS		61,363,685

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*Mieco Chipboard Berhad Warrants 04/21/09	23,000	343
*OSK Holdings Berhad Warrants 09/30/12	1,696	65
*Ramunia Holdings Berhad Warrants 12/20/09	1,840	267
*Salcon Berhad Warrants 05/17/14	130,000	9,226

TOTAL MALAYSIA		9,901

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) (B1NBVQ9) Warrants 01/07/10	217,333	64
*Bangkok Land PCL (Foreign) (B2R9Y45) Warrants 01/07/10	8,472,752	12,449
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	374,266	22,546
*Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	217,575	37,722
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	171,100	6,285

TOTAL THAILAND		79,066

TOTAL RIGHTS/WARRANTS		88,967

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $245,000 FHLMC 6.50%, 09/01/37, valued at $177,883) to be repurchased at $174,003	$174	174,000

1291

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.8%)
§@DFA Short Term Investment Fund LP	85,564,501	$85,564,501
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,467,467) to be repurchased at $2,419,125	$2,419	2,419,085

TOTAL SECURITIES LENDING COLLATERAL		87,983,586

TOTAL INVESTMENTS — (100.0%)
(Cost $926,960,632)##		$1,131,398,174

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$965,034	—	$965,034
Brazil	$70,367,789	5,995	—	70,373,784
Chile	16,903,039	—	—	16,903,039
China	1,821,831	139,675,594	—	141,497,425
Hungary	—	3,239,453	—	3,239,453
India	931,746	122,432,505	—	123,364,251
Indonesia	458,631	35,288,257	—	35,746,888
Israel	186,765	33,691,654	—	33,878,419
Malaysia	140,401	56,901,485	—	57,041,886
Mexico	58,075,999	101,143	—	58,177,142
Philippines	368,126	14,538,675	—	14,906,801
Poland	—	27,328,504	—	27,328,504
South Africa	181,887	102,729,939	—	102,911,826
South Korea	758,086	125,272,143	—	126,030,229
Taiwan	31,222	118,843,932	—	118,875,154
Thailand	21,625,139	90,486	—	21,715,625
Turkey	—	28,832,476	—	28,832,476
Preferred Stocks
Brazil	61,265,496	32,683	—	61,298,179
India	—	44,910	—	44,910
Malaysia	20,596	—	—	20,596
Rights/Warrants
Malaysia	9,634	267	—	9,901
Thailand	12,513	66,553	—	79,066
Temporary Cash Investments	—	174,000	—	174,000
Securities Lending Collateral	—	87,983,586	—	87,983,586

TOTAL	$233,158,900	$898,239,274	—	$1,131,398,174

1292

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (44.1%)
Federal Farm Credit Bank
2.750%, 05/04/10	$18,300	$18,608,355
3.750%, 12/06/10	40,000	41,539,040
Federal Home Loan Bank
4.875%, 05/14/10	8,200	8,477,939
4.250%, 06/11/10	134,100	138,319,725
2.750%, 06/18/10	76,200	77,648,486
3.500%, 07/16/10	100,000	102,253,700
1.375%, 05/16/11	77,000	77,370,447
2.625%, 05/20/11	40,000	41,075,760
3.375%, 06/24/11	85,000	88,215,890
3.625%, 07/01/11	102,000	106,609,616
1.625%, 07/27/11	60,000	60,460,680
Federal Home Loan Mortgage Corporation
2.875%, 06/28/10	75,000	76,571,100
6.875%, 09/15/10	30,000	32,054,850
5.625%, 03/15/11	65,000	69,764,955
1.625%, 04/26/11	80,000	80,709,520
6.000%, 06/15/11	79,000	85,968,432
Federal National Mortgage Association
7.125%, 06/15/10	98,500	104,114,007
4.500%, 02/15/11	83,000	87,663,272
1.750%, 03/23/11	40,000	40,432,200
1.375%, 04/28/11	82,000	82,386,466
6.000%, 05/15/11	65,000	70,551,260
3.375%, 05/19/11	20,000	20,833,980

TOTAL AGENCY OBLIGATIONS		1,511,629,680

BONDS — (33.8%)
Bank of America NA
1.700%, 12/23/10	40,000	40,434,800
Bank of New York Mellon Corp.
4.950%, 01/14/11	5,000	5,183,085
Bank of New York Mellon Corp. Floating Rate Note
(r)1.416%, 02/05/10	59,000	59,058,823
Citigroup Funding, Inc. Floating Rate Note
(r)1.351%, 10/22/09	80,400	80,360,524
CME Group, Inc. Floating Rate Note
(r)1.657%, 08/06/10	100,000	100,380,700
Deutsche Bank AG Floating Rate Note
(r)1.213%, 06/18/10	100,000	98,814,500
General Electric Capital Corp.
5.000%, 12/01/10	10,000	10,354,070
1.625%, 01/07/11	60,000	60,546,000

1293

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
General Electric Capital Corp. Floating Rate Note
(r)1.016%, 05/10/10	$10,200	$10,162,760
Goldman Sachs Group, Inc.
1.700%, 03/15/11	50,000	50,573,850
JPMorgan Chase & Co. Floating Rate Note
(r)1.176%, 11/19/09	92,000	92,140,852
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	58,000	60,237,060
1.875%, 03/15/11	35,000	35,438,025
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 09/15/10	24,400	25,183,216
Manitoba, Province of
4.450%, 04/12/10	5,450	5,573,273
Morgan Stanley
2.900%, 12/01/10	90,000	92,392,650
Nordic Investment Bank
4.875%, 03/15/11	12,291	12,572,980
Oesterreichischen Kontrollbank AG
4.250%, 10/06/10	10,000	10,214,250
2.875%, 03/15/11	82,000	83,749,142
Regions Bank
2.750%, 12/10/10	18,000	18,450,234
Svensk Exportkredit AB
4.000%, 06/15/10	77,000	79,003,848
4.500%, 09/27/10	13,000	13,478,530
Wachovia Corp. Floating Rate Note
(r)1.111%, 11/24/09	93,000	93,115,599
Wal-Mart Stores, Inc.
4.125%, 07/01/10	19,343	19,866,673

TOTAL BONDS		1,157,285,444

CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.1%)
Barclays Bank P.L.C.
3.430%, 08/07/09	22,000	22,013,345
Toronto Dominion Bank
1.900%, 10/05/09	15,000	15,045,277
Toronto Dominion Bank NY
1.840%, 10/06/09	70,000	70,207,998

TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		107,266,620

COMMERCIAL PAPER — (18.4%)
ANZ National (International), Ltd.
3.070%, 09/04/09	30,000	29,992,503
1.605%, 11/06/09	57,000	56,924,122
Australia & New Zealand Banking Group, Ltd.
0.270%, 10/26/09	13,000	12,991,518
Bank of Nova Scotia
0.230%, 09/28/09	20,000	19,990,528

1294

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
BNP Paribas Finance, Inc.
0.300%, 10/13/09	$80,000	$79,935,704
CBA (Delaware) Finance
0.280%, 10/23/09	10,000	9,993,233
Fortis Funding LLC
0.505%, 10/06/09	15,000	14,989,113
ING (US) Funding LLC
0.390%, 08/27/09	70,000	69,987,400
National Australia Funding
0.330%, 08/26/09	55,000	54,991,024
National Rural Utilities
0.300%, 10/16/09	25,000	24,976,792
Nordea North America, Inc.
0.300%, 08/18/09	10,000	9,998,950
0.280%, 08/24/09	25,000	24,996,168
Rabobank USA Financial Corp.
0.330%, 09/03/09	15,000	14,996,698
Total Capital Canada, Ltd.
0.250%, 10/08/09	48,000	47,966,054
Toyota Motor Credit Corp.
0.270%, 08/13/09	60,000	59,994,150
Westpac Banking Corp.
3.020%, 09/04/09	98,000	97,972,658

TOTAL COMMERCIAL PAPER		630,696,615

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $18,570,000 FNMA 5.32%, 01/01/19, valued at $19,289,588) to be repurchased at $19,004,301	19,004	19,004,000

TOTAL INVESTMENTS — (100.0%) (Cost $3,405,404,026)##		$3,425,882,359

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,511,629,680	—	$1,511,629,680
Bonds	—	1,157,285,444	—	1,157,285,444
Certificates of Deposit Interest Bearing	—	107,266,620	—	107,266,620
Commercial Paper	—	630,696,615	—	630,696,615
Temporary Cash Investments	—	19,004,000	—	19,004,000

TOTAL	—	$3,425,882,359	—	$3,425,882,359

1295

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (52.7%)
AUSTRALIA — (0.6%)
Australia & New Zealand Banking Group, Ltd.
(u)4.875%, 11/08/10	4,085	$4,205,830
(g)4.500%, 12/15/10	3,410	5,846,119
Westpac Banking Corp.
(g)4.875%, 04/13/11	5,639	9,728,443

TOTAL AUSTRALIA		19,780,392

CANADA — (7.2%)
Canada Mortgage & Housing Corp.
(u)4.800%, 10/01/10	26,280	27,244,975
Canadian Government Bond
1.250%, 06/01/11	98,500	91,477,675
Ontario, Province of
(u)3.125%, 09/08/10	89,000	91,048,780
Royal Bank of Canada
(g)4.625%, 12/07/10	6,313	10,872,124
4.920%, 07/06/11	8,000	7,855,558

TOTAL CANADA		228,499,112

FRANCE — (2.3%)
Agence Francaise de Developpement
(u)1.750%, 01/18/11	26,500	26,656,854
(u)4.125%, 06/24/11	45,500	47,474,745

TOTAL FRANCE		74,131,599

GERMANY — (11.3%)
Deutsche Bank AG Floating Rate Note
(r)(u)1.383%, 02/16/10	90,000	89,302,230
DSL Bank AG
(j)1.750%, 10/07/09	5,760,000	60,995,554
Kreditanstalt fuer Wiederaufbau
(u)4.625%, 01/20/11	53,200	55,251,924
(u)1.875%, 03/15/11	19,755	20,002,234
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)4.250%, 09/15/10	25,000	25,802,475
(u)3.250%, 10/29/10	34,000	34,673,472
(u)2.500%, 02/14/11	29,000	29,308,966
Landwirtschaftliche Rentenbank
(u)4.250%, 01/21/11	25,000	26,055,450
(u)4.875%, 02/14/11	9,100	9,529,010
(u)3.125%, 06/15/11	7,400	7,638,628

TOTAL GERMANY		358,559,943

1296

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
JAPAN — (0.2%)
Japan Finance Corp.
(u)2.000%, 06/24/11	4,600	$4,642,545

NETHERLANDS — (2.8%)
Bank Nederlandse Gemeenten
(u)3.375%, 12/15/10	8,648	8,881,764
(u)3.375%, 01/18/11	15,000	15,377,505
Deutsche Bahn Finance
(u)5.125%, 01/05/11	48,385	50,102,861
Rabobank Nederland
(u)5.000%, 02/15/11	6,884	7,240,777
(g)5.000%, 04/11/11	4,870	8,454,198

TOTAL NETHERLANDS		90,057,105

NORWAY — (2.9%)
Kommunalbanken AS
(u)3.250%, 06/15/11	89,832	91,831,570

SPAIN — (2.9%)
Instituto de Credito Oficial
(j)0.800%, 09/28/09	5,538,000	58,546,770
(u)4.625%, 10/26/10	26,300	27,356,445
(u)3.000%, 03/15/11	5,000	5,123,615

TOTAL SPAIN		91,026,830

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.0%)
Council of Europe Development Bank
(u)6.125%, 01/25/11	21,208	22,650,590
European Investment Bank
(g)5.375%, 03/07/11	5,860	10,324,295

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		32,974,885

SWEDEN — (1.0%)
Svensk Exportkredit AB
(u)4.000%, 06/15/10	5,767	5,917,080
Sweden Kingdom
(u)4.500%, 02/07/11	25,000	26,315,425

TOTAL SWEDEN		32,232,505

UNITED KINGDOM — (5.1%)
BP Capital Markets P.L.C.
(u)4.750%, 11/10/10	5,814	6,040,513
(u)3.625%, 05/27/11	3,160	3,273,371
Lloyds TSB Bank P.L.C.
(u)2.300%, 04/01/11	40,000	40,594,000
Network Rail Infrastructure Finance P.L.C.
(u)3.000%, 01/24/11	21,200	21,721,902

1297

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
United Kingdom Gilt
9.000%, 07/12/11	48,000	$91,654,148

TOTAL UNITED KINGDOM		163,283,934

	Face Amount
	(000)
UNITED STATES — (15.4%)
Bank of America Corp.
4.500%, 08/01/10	$5,092	5,174,944
Bank of America NA
1.700%, 12/23/10	80,000	80,869,600
Bank of New York Mellon Corp. Floating Rate Note
(r)1.416%, 02/05/10	91,400	91,491,126
Citibank NA
1.500%, 07/12/11	20,000	20,057,400
CME Group, Inc. Floating Rate Note
(r)1.657%, 08/06/10	25,000	25,095,175
General Electric Capital Corp.
1.625%, 01/07/11	40,000	40,364,000
Georgia Power Co. Floating Rate Note
(r)1.164%, 03/17/10	45,700	45,903,913
JPMorgan Chase & Co. Floating Rate Note
(r)1.176%, 11/19/09	70,000	70,107,170
Morgan Stanley
2.900%, 12/01/10	20,000	20,531,700
Wachovia Corp. Floating Rate Note
(r)1.111%, 11/24/09	50,000	50,062,150
Wells Fargo Bank & Co. Floating Rate Note
(r)0.782%, 09/23/09	42,000	42,031,164

TOTAL UNITED STATES		491,688,342

TOTAL BONDS		1,678,708,762

AGENCY OBLIGATIONS — (35.0%)
Federal Home Loan Bank
2.750%, 06/18/10	52,400	53,396,072
3.500%, 07/16/10	20,000	20,450,740
3.375%, 08/13/10	102,300	105,184,042
4.375%, 10/22/10	60,000	62,557,980
1.625%, 01/21/11	100,000	101,131,700
1.375%, 05/16/11	88,200	88,624,330
2.625%, 05/20/11	80,000	82,151,520
3.375%, 06/24/11	65,000	67,459,210
3.625%, 07/01/11	52,600	54,977,099
Federal Home Loan Mortgage Corporation
2.875%, 06/28/10	95,000	96,990,060
4.750%, 01/18/11	20,000	21,118,080
1.625%, 04/26/11	60,000	60,532,140

1298

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
6.000%, 06/15/11	$79,000	$85,968,432
Federal National Mortgage Association
7.125%, 06/15/10	22,000	23,253,890
4.500%, 02/15/11	13,500	14,258,484
1.375%, 04/28/11	20,000	20,094,260
6.000%, 05/15/11	69,000	74,892,876
3.375%, 05/19/11	80,000	83,335,920

TOTAL AGENCY OBLIGATIONS		1,116,376,835

CERTIFICATES OF DEPOSIT INTEREST BEARING — (7.8%)
Barclays Bank P.L.C.
3.430%, 08/07/09	40,000	40,024,264
BNP Paribas Finance, Inc.
3.190%, 08/14/09	76,000	76,086,655
Nordea Bank Finland
1.650%, 01/28/10	40,000	40,189,204
Toronto Dominion Bank
1.900%, 10/05/09	50,000	50,150,925
1.650%, 01/28/10	40,000	40,250,208

TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		246,701,256

COMMERCIAL PAPER — (2.5%)
Westpac Banking Corp.
1.370%, 01/15/10	80,000	79,835,736

TEMPORARY CASH INVESTMENTS — (2.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $74,035,000 FHLMC 4.50%, 05/01/23, valued at $65,387,787) to be repurchased at $64,420,020	64,419	64,419,000

TOTAL INVESTMENTS — (100.0%) (Cost $3,141,531,115)##		$3,186,041,589

1299

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$19,780,392	—	$19,780,392
Canada	—	228,499,112	—	228,499,112
France	—	74,131,599	—	74,131,599
Germany	—	358,559,943	—	358,559,943
Japan	—	4,642,545	—	4,642,545
Netherlands	—	90,057,105	—	90,057,105
Norway	—	91,831,570	—	91,831,570
Spain	—	91,026,830	—	91,026,830
Supranational Organization Obligations	—	32,974,885	—	32,974,885
Sweden	—	32,232,505	—	32,232,505
United Kingdom	—	163,283,934	—	163,283,934
United States	—	491,688,342	—	491,688,342
Agency Obligations
United States	—	1,116,376,835	—	1,116,376,835
Certificates of Deposit Interest Bearing
United States	—	246,701,256	—	246,701,256
Commercial Paper
United States	—	79,835,736	—	79,835,736
Temporary Cash Investments	—	64,419,000	—	64,419,000
Other Financial Instruments**	—	(2,963,147)	—	(2,963,147)

TOTAL	—	$3,183,078,442	—	$3,183,078,442

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

1300

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (83.7%)
Consumer Discretionary — (15.3%)
*4Kids Entertainment, Inc.	200	$350
#*99 Cents Only Stores	110,124	1,613,317
*A.C. Moore Arts & Crafts, Inc.	25,417	91,755
Acme United Corp.	1,030	8,703
*Aldila, Inc.	6,971	23,771
*Alloy, Inc.	17,945	115,207
American Greetings Corp. Class A	73,700	1,162,249
*America’s Car-Mart, Inc.	12,926	282,692
Ameristar Casinos, Inc.	200	3,738
#*AnnTaylor Stores Corp.	14,100	170,187
#*Arctic Cat, Inc.	20,766	127,919
*Asbury Automotive Group, Inc.	50,300	703,697
*Ascent Media Corp. (043632108)	48	1,331
*Ascent Media Corp. (043632207)	114	28,614
*Atrinsic, Inc.	7,832	8,145
*Audiovox Corp. Class A	23,689	186,906
#*AutoNation, Inc.	305,400	6,315,672
*Ballantyne Strong, Inc.	8,032	18,956
#Barnes & Noble, Inc.	38,682	890,846
Barry (R.G.) Corp.	700	4,998
*Beasley Broadcast Group, Inc.	10,000	29,100
*Beazer Homes USA, Inc.	9,300	29,946
bebe stores, inc.	1,900	13,813
*Benihana, Inc.	3,200	27,552
*Benihana, Inc. Class A	300	2,406
*Bluegreen Corp.	18,575	51,453
Blyth, Inc.	4,825	204,725
Bob Evans Farms, Inc.	54,784	1,589,832
*Bon-Ton Stores, Inc.	14,849	51,972
Books-A-Million, Inc.	21,400	198,378
*Boyd Gaming Corp.	20,700	190,233
#*Brookfield Homes Corp.	39,865	224,440
Brown Shoe Company, Inc.	74,175	574,856
*Brunswick Corp.	112,200	805,596
#*Build-A-Bear-Workshop, Inc.	25,190	119,652
#*Cabela’s, Inc.	109,175	1,769,727
*Cache, Inc.	9,000	38,430
#*California Coastal Communities, Inc.	3,309	4,500
Callaway Golf Co.	94,070	599,226
*Canterbury Park Holding Corp.	2,755	19,285
*Caribou Coffee Co.	3,840	22,310
*Carmike Cinemas, Inc.	9,700	92,150
Carnival Corp.	688,708	19,276,937
*Carriage Services, Inc.	19,056	69,936
*Cavalier Homes, Inc.	22,751	62,338
*Cavco Industries, Inc.	9,633	329,738
CBS Corp. Class A	15,700	128,897
#CBS Corp. Class B	483,866	3,962,863
*Centex Corp.	142,760	1,557,512
*Charming Shoppes, Inc.	26,798	129,434
#*Chico’s FAS, Inc.	197,200	2,261,884
Christopher & Banks Corp.	56,231	445,350
*Churchill Downs, Inc.	3,137	117,638
Cinemark Holdings, Inc.	82,874	919,073
*Coldwater Creek, Inc.	1,100	8,074
#*Collective Brands, Inc.	104,390	1,661,889
Columbia Sportswear Co.	13,613	482,036

1301

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Comcast Corp. Class A	3,570,978	$53,064,733
Comcast Corp. Special Class A	1,432,185	20,036,268
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	38,000	479,180
Cooper Tire & Rubber Co.	154,727	2,283,771
#*Core-Mark Holding Co., Inc.	29,059	780,525
*Craftmade International, Inc.	2,799	8,173
CSS Industries, Inc.	18,850	437,320
*Culp, Inc.	21,913	144,407
*Cybex International, Inc.	30,133	30,133
#D.R. Horton, Inc.	121,320	1,406,099
*dELiA*s, Inc.	22,143	55,800
*Delta Apparel, Inc.	6,832	57,730
*Destination Maternity Corp.	11,725	267,564
#Dillard’s, Inc. Class A	120,300	1,276,383
#*DineEquity, Inc.	49,683	1,227,667
#*Discovery Communications, Inc. (25470F104)	40,480	991,760
#*Discovery Communications, Inc. (25470F203)	3,937	89,409
*Discovery Communications, Inc. (25470F302)	163,880	3,670,912
#Disney (Walt) Co.	962,916	24,188,450
*Dixie Group, Inc.	11,800	37,052
*Dorman Products, Inc.	12,347	202,120
Dover Motorsports, Inc.	15,900	22,260
#*Drew Industries, Inc.	57,500	1,103,425
*DSW, Inc.	4,000	53,960
*Duckwall-ALCO Stores, Inc.	700	11,956
#Eastman Kodak Co.	278,700	827,739
Educational Development Corp.	2,100	10,154
#Ethan Allen Interiors, Inc.	20,300	258,419
*Exide Technologies	12,623	61,474
#*Expedia, Inc.	87,526	1,812,663
*Famous Dave’s of America, Inc.	100	653
#*Federal-Mogul Corp.	6,900	97,497
Finish Line, Inc. Class A	112,109	975,348
*Fisher Communications, Inc.	15,023	278,076
*Flanigan’s Enterprises, Inc.	865	4,455
Flexsteel Industries, Inc.	1,719	13,975
Foot Locker, Inc.	211,664	2,345,237
Fortune Brands, Inc.	149,626	5,920,701
FortuNet, Inc.	1,700	2,006
*Franklin Electronic Publishers, Inc.	4,850	10,767
Fred’s, Inc.	41,937	565,311
Frisch’s Restaurants, Inc.	600	16,650
*Full House Resorts, Inc.	700	1,715
#*Furniture Brands International, Inc.	71,463	286,567
*GameTech International, Inc.	5,360	10,345
*Gaming Partners International Corp.	500	3,550
#*Gander Mountain Co.	42,828	252,257
#Gannett Co., Inc.	85,122	595,854
#*Gaylord Entertainment Co.	28,382	405,011
*Genesco, Inc.	51,445	1,117,385
*G-III Apparel Group, Ltd.	19,700	238,173
*Great Wolf Resorts, Inc.	34,400	92,880
*Group 1 Automotive, Inc.	63,000	1,855,980
Harte-Hanks, Inc.	6,300	68,166
*Hastings Entertainment, Inc.	1,572	7,168
*Haverty Furniture Co., Inc.	46,379	498,110
*Heelys, Inc.	24,820	46,910
#*Helen of Troy, Ltd.	64,389	1,400,461
*Hollywood Media Corp.	28,505	45,323
Hooker Furniture Corp.	4,341	59,602

1302

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Hot Topic, Inc.	1,540	$11,904
*HSN, Inc.	64,256	650,913
*Iconix Brand Group, Inc.	95,450	1,672,284
#*Isle of Capri Casinos, Inc.	15,000	178,350
*J. Alexander’s Corp.	9,296	39,694
#J.C. Penney Co., Inc.	220,404	6,645,181
*JAKKS Pacific, Inc.	18,275	210,711
#*Jarden Corp.	108,050	2,663,432
*Jo-Ann Stores, Inc.	47,950	1,117,235
#Johnson Controls, Inc.	3,600	93,168
*Johnson Outdoors, Inc.	12,128	79,317
Jones Apparel Group, Inc.	35,815	492,814
*Kenneth Cole Productions, Inc. Class A	12,274	98,560
KSW, Inc.	446	1,280
#*K-Swiss, Inc. Class A	11,908	129,083
LaCrosse Footwear, Inc.	495	5,321
*Lakeland Industries, Inc.	11,757	89,471
*Lakes Entertainment, Inc.	24,888	93,828
*Landry’s Restaurants, Inc.	25,100	224,896
*Lazare Kaplan International, Inc.	12,780	31,950
#Lennar Corp. Class A	160,100	1,895,584
*Liberty Global, Inc. Class A	68,111	1,426,925
#*Liberty Global, Inc. Series C	64,637	1,347,035
*Liberty Media Corp. - Entertainment Class A	578,364	16,176,841
*Liberty Media Corp. - Entertainment Class B	17,188	485,475
*Liberty Media Corp. Capital Class A	217,289	3,168,074
*Liberty Media Corp. Capital Class B	6,066	90,292
#*Liberty Media Corp. Interactive Class A	882,463	5,877,204
*Liberty Media Corp. Interactive Class B	35,506	230,789
#*Life Time Fitness, Inc.	10,700	272,315
#*Lifetime Brands, Inc.	13,658	56,681
*Lithia Motors, Inc. Class A	37,982	455,404
#*Live Nation, Inc.	130,962	764,818
#*Liz Claiborne, Inc.	22,114	69,880
*Lodgian, Inc.	21,628	27,684
*Luby’s, Inc.	48,862	222,322
*M/I Homes, Inc.	37,930	498,021
*Mac-Gray Corp.	13,247	162,806
#Macy’s, Inc.	391,800	5,449,938
Marcus Corp. (The)	9,332	117,956
*MarineMax, Inc.	16,594	111,678
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	121,611
*Media General, Inc. Class A	1,700	7,905
Men’s Wearhouse, Inc. (The)	84,060	1,816,537
Meredith Corp.	58,650	1,552,466
#*Meritage Homes Corp.	61,660	1,319,524
*Modine Manufacturing Co.	42,200	322,830
#*Mohawk Industries, Inc.	98,740	5,093,009
*Morton’s Restaurant Group, Inc.	19,595	71,326
*Movado Group, Inc.	31,700	452,676
*MTR Gaming Group, Inc.	35,575	130,916
*Multimedia Games, Inc.	34,039	191,299
*Nautilus Group, Inc.	24,965	53,175
*New Frontier Media, Inc.	22,735	47,744
*New York & Co., Inc.	34,900	125,640
#News Corp. Class A	1,864,745	19,262,816
#News Corp. Class B	855,872	10,287,581
*O’Charleys, Inc.	28,308	294,120
*Office Depot, Inc.	233,937	1,064,413
*OfficeMax, Inc.	5,000	46,550
*Orbitz Worldwide, Inc.	41,101	106,863

1303

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orient-Express Hotels, Ltd.	2,500	$22,125
#*Orleans Homebuilders, Inc.	21,971	72,504
#*Outdoor Channel Holdings, Inc.	48,678	368,979
Oxford Industries, Inc.	35,285	483,757
*Palm Harbor Homes, Inc.	2,600	5,902
#*Penske Automotive Group, Inc.	123,592	2,555,883
Pep Boys - Manny, Moe & Jack (The)	81,600	810,288
*Perry Ellis International, Inc.	28,161	217,121
Phillips-Van Heusen Corp.	84,340	2,983,949
*Pinnacle Entertainment, Inc.	98,230	985,247
*Playboy Enterprises, Inc. Class B	31,961	76,387
*Pomeroy IT Solutions, Inc.	10,282	61,486
*Quiksilver, Inc.	124,972	268,690
*RC2 Corp.	6,900	105,363
*Red Lion Hotels Corp.	28,076	147,680
#*Red Robin Gourmet Burgers, Inc.	41,775	782,028
#Regis Corp.	73,400	1,002,644
#*Rent-A-Center, Inc.	40,770	846,385
*Retail Ventures, Inc.	80,824	269,144
*Rex Stores Corp.	4,050	45,360
#*Rick’s Cabaret International, Inc.	5,300	40,439
#*Rocky Brands, Inc.	9,337	35,107
#Royal Caribbean Cruises, Ltd.	322,500	4,682,700
*Rubio’s Restaurants, Inc.	12,912	78,118
#*Ruby Tuesday, Inc.	11,600	86,768
*Russ Berrie & Co., Inc.	25,576	134,018
#Ryland Group, Inc.	16,800	335,496
*Saga Communications, Inc.	6,520	35,664
#*Saks, Inc.	400	2,048
*Salem Communications Corp.	731	629
Scholastic Corp.	38,300	863,665
#*Sears Holdings Corp.	137,330	9,110,472
Service Corp. International	260,071	1,643,649
*Shiloh Industries, Inc.	25,710	126,236
*Shoe Carnival, Inc.	33,361	417,012
*Sinclair Broadcast Group, Inc. Class A	99,274	185,642
*Skechers U.S.A., Inc. Class A	49,610	686,106
Skyline Corp.	5,123	124,335
*Sonic Automotive, Inc.	43,303	532,627
Spartan Motors, Inc.	10,400	72,800
Speedway Motorsports, Inc.	71,417	1,139,815
*Sport Chalet, Inc. Class A	875	1,356
*Sport Chalet, Inc. Class B	400	1,200
Sport Supply Group, Inc.	22,769	223,592
Stage Stores, Inc.	60,550	755,664
*Standard Motor Products, Inc.	23,500	262,495
#*Standard Pacific Corp.	19,894	68,435
*Stanley Furniture, Inc.	12,564	138,204
#*Steak n Shake Co. (The)	68,906	704,219
*Steinway Musical Instruments, Inc.	8,617	98,578
Stewart Enterprises, Inc.	27,202	133,018
*Stoneridge, Inc.	23,350	103,674
*Strattec Security Corp.	5,656	82,012
Superior Industries International, Inc.	38,900	613,842
*Syms Corp.	6,000	42,120
#*Systemax, Inc.	7,773	101,282
*Tandy Brand Accessories, Inc.	10,432	25,037
*Tandy Leather Factory, Inc.	500	1,312
*Timberland Co. Class A	3,300	45,012
#Time Warner Cable, Inc.	693,942	22,941,723
Time Warner, Inc.	1,534,860	40,919,368

1304

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Toll Brothers, Inc.	238,999	$4,674,820
*Trans World Entertainment Corp.	5,898	6,606
*TRW Automotive Holdings Corp.	163,213	2,746,875
*Tuesday Morning Corp.	100	464
*Tween Brands, Inc.	1,700	12,308
#*Unifi, Inc.	163,482	343,312
Unifirst Corp.	14,720	572,902
*Vail Resorts, Inc.	8,370	239,466
*Valassis Communications, Inc.	35,513	404,493
Washington Post Co.	4,880	2,203,320
#*West Marine, Inc.	22,463	199,696
#Whirlpool Corp.	88,001	5,023,977
#Williams-Sonoma, Inc.	11,805	165,978
*WPT Enterprises, Inc.	1,185	1,600
Wyndham Worldwide Corp.	240,716	3,357,988
*Zale Corp.	72,940	431,805

Total Consumer Discretionary		397,844,010

Consumer Staples — (4.3%)
Andersons, Inc. (The)	9,100	293,202
#Archer-Daniels-Midland Co.	437,789	13,186,205
B&G Foods, Inc.	62,773	524,155
Bunge, Ltd.	71,000	4,967,870
*Cagle’s, Inc. Class A	600	3,042
CCA Industries, Inc.	7,023	26,617
*Central European Distribution Corp.	2,400	68,904
*Central Garden & Pet Co.	38,132	467,498
*Central Garden & Pet Co. Class A	15,054	169,960
*Chiquita Brands International, Inc.	70,190	859,828
#*Constellation Brands, Inc. Class A	91,650	1,251,939
*Constellation Brands, Inc. Class B	12,715	171,525
Corn Products International, Inc.	63,717	1,784,076
*Craft Brewers Alliance, Inc.	2,446	4,623
CVS Caremark Corp.	596,237	19,962,015
Del Monte Foods Co.	342,870	3,312,124
#*Dr Pepper Snapple Group, Inc.	77,894	1,916,971
*Elizabeth Arden, Inc.	2,400	23,040
Farmer Brothers Co.	28,473	640,073
*Great Atlantic & Pacific Tea, Inc.	14,700	84,819
Griffin Land & Nurseries, Inc. Class A	1,500	45,990
#*Hain Celestial Group, Inc.	64,605	1,073,089
*HQ Sustainable Maritime Industries, Inc.	10,070	86,300
Imperial Sugar Co.	17,199	228,575
Ingles Market, Inc. Class A	5,338	89,198
Inter Parfums, Inc.	3,525	36,026
J.M. Smucker Co.	31,800	1,590,954
Kraft Foods, Inc.	1,118,506	31,698,460
Mannatech, Inc.	14,038	49,273
*MGP Ingredients, Inc.	7,362	21,350
Molson Coors Brewing Co.	190,750	8,623,808
Molson Coors Brewing Co. Class A	1,908	83,952
*NBTY, Inc.	70,000	2,534,000
*Nutraceutical International Corp.	25,902	322,480
*Omega Protein Corp.	35,725	137,898
*Orchids Paper Products Co.	500	11,425
*Pantry, Inc.	14,500	254,475
*Parlux Fragrances, Inc.	556	1,012
*PC Group, Inc.	4,518	2,711
*Physicians Formula Holdings, Inc.	1,677	2,717
*Prestige Brands Holdings, Inc.	116,810	762,769
#*Ralcorp Holdings, Inc.	15,700	997,107

1305

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Safeway, Inc.	81,400	$1,540,902
*Sanfilippo (John B.) & Son, Inc.	9,100	79,170
*Seneca Foods Corp. Class B	300	7,647
*Smart Balance, Inc.	28,450	174,398
#*Smithfield Foods, Inc.	226,973	3,075,484
SUPERVALU, Inc.	18,300	271,389
*Susser Holdings Corp.	9,700	114,169
Tasty Baking Co.	10,988	79,333
#*TreeHouse Foods, Inc.	43,174	1,400,996
Tyson Foods, Inc. Class A	405,030	4,629,493
Universal Corp.	11,590	441,231
#*Winn-Dixie Stores, Inc.	92,300	1,307,891
*Zapata Corp.	3,064	23,164

Total Consumer Staples		111,517,322

Energy — (11.8%)
*Adams Resources & Energy, Inc.	6,958	108,893
#*Allis-Chalmers Energy, Inc.	58,826	135,300
#Alon USA Energy, Inc.	36,500	366,095
#Anadarko Petroleum Corp.	845,068	40,732,278
Apache Corp.	253,065	21,244,807
*Atlas America, Inc.	6,800	136,748
*Barnwell Industries, Inc.	5,190	20,241
#*Basic Energy Services, Inc.	79,746	538,286
Berry Petroleum Corp. Class A	7,074	167,795
*Bill Barrett Corp.	6,540	206,599
#BJ Services Co.	158,482	2,247,275
#*Brigham Exploration Co.	46,108	225,007
*Bristow Group, Inc.	48,500	1,605,350
#*Bronco Drilling Co., Inc.	40,781	171,280
Cabot Oil & Gas Corp.	15,905	558,743
*Cal Dive International, Inc.	53,900	481,327
*Callon Petroleum Co.	2,455	4,124
*Carrizo Oil & Gas, Inc.	4,500	85,500
#Chesapeake Energy Corp.	618,000	13,249,920
Cimarex Energy Co.	118,600	4,243,508
*Complete Production Services, Inc.	57,027	471,043
ConocoPhillips	1,496,850	65,427,314
*CREDO Petroleum Corp.	700	8,862
*CVR Energy, Inc.	8,500	72,590
Delek US Holdings, Inc.	68,089	580,118
*Delta Petroleum Corp.	8,728	16,758
#Devon Energy Corp.	325,357	18,899,988
*Double Eagle Petroleum Co.	3,969	16,392
*Encore Acquisition Co.	44,278	1,576,297
#ENSCO International, Inc.	59,067	2,238,049
*Exterran Holdings, Inc.	62,389	1,084,945
#*Forest Oil Corp.	44,966	757,677
General Maritime Corp.	6,600	54,978
*Geokinetics, Inc.	12,504	181,808
*Geomet, Inc.	64,409	79,867
*GeoResources, Inc.	300	3,141
*Global Industries, Ltd.	15,300	104,499
#*Gulfmark Offshore, Inc.	37,045	1,185,440
*Harvest Natural Resources, Inc.	28,700	185,689
*Helix Energy Solutions Group, Inc.	17,000	178,330
Helmerich & Payne, Inc.	64,234	2,207,080
*Hercules Offshore, Inc.	92,800	439,872
Hess Corp.	73,197	4,040,474
*HKN, Inc.	19,023	46,036
Holly Corp.	8,300	176,541

1306

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Hornbeck Offshore Services, Inc.	9,800	$213,444
*International Coal Group, Inc.	2,500	7,750
*Key Energy Group, Inc.	16,700	115,898
#Lufkin Industries, Inc.	600	27,240
Marathon Oil Corp.	856,737	27,629,768
*Mariner Energy, Inc.	146,941	1,761,823
#Massey Energy Co.	28,600	760,760
*Mitcham Industries, Inc.	5,676	25,315
#*Nabors Industries, Ltd.	83,107	1,414,481
*National-Oilwell, Inc.	212,341	7,631,536
*Natural Gas Services Group, Inc.	15,260	210,435
*Newfield Exploration Co.	195,811	7,701,247
*Newpark Resources, Inc.	102,445	269,430
Noble Energy, Inc.	175,300	10,714,336
*Oil States International, Inc.	39,000	1,057,680
*OMNI Energy Services Corp.	1,700	3,485
Overseas Shipholding Group, Inc.	48,600	1,669,410
*OYO Geospace Corp.	2,501	59,724
*Parker Drilling Co.	87,100	402,402
*Patriot Coal Corp.	13,500	112,995
#Patterson-UTI Energy, Inc.	111,625	1,541,541
*Petroleum Development Corp.	16,500	277,860
*PHI, Inc. Non-Voting	24,417	533,267
*PHI, Inc. Voting	200	4,169
*Pioneer Drilling Co.	83,080	363,890
Pioneer Natural Resources Co.	164,693	4,701,985
#*Plains Exploration & Production Co.	162,430	4,653,619
#*Pride International, Inc.	64,020	1,604,981
*Rosetta Resources, Inc.	79,112	820,391
#Rowan Companies, Inc.	44,876	957,205
#*SEACOR Holdings, Inc.	38,153	3,032,400
#Smith International, Inc.	56,185	1,411,929
Southern Union Co.	—	—
*Stone Energy Corp.	44,236	480,403
Sunoco, Inc.	70,498	1,740,596
*Swift Energy Corp.	32,130	632,961
*T-3 Energy Services, Inc.	1,100	14,905
Tesoro Petroleum Corp.	122,780	1,607,190
*TETRA Technologies, Inc.	13,000	100,230
*TGC Industries, Inc.	787	3,589
Tidewater, Inc.	22,100	994,500
*Toreador Resources Corp.	16,259	111,699
#*Trico Marine Services, Inc.	32,915	144,826
*Union Drilling, Inc.	34,327	245,438
#*Unit Corp.	57,000	1,806,330
#*USEC, Inc.	181,800	703,566
Valero Energy Corp.	738,360	13,290,480
W&T Offshore, Inc.	52,182	557,826
#*Western Refining, Inc.	113,600	739,536
#*Whiting Petroleum Corp.	69,755	3,205,940
#*Willbros Group, Inc.	3,700	51,023
#World Fuel Services Corp.	4,996	219,125
XTO Energy, Inc.	310,876	12,506,541

Total Energy		307,411,964

Financials — (25.0%)
1st Source Corp.	50,701	837,074
21st Century Holding Co.	21,667	84,068
*Abigail Adams National Bancorp, Inc.	900	2,295
Abington Bancorp, Inc.	72,552	593,475
Access National Corp.	600	3,816

1307

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Affirmative Insurance Holdings, Inc.	12,624	$49,234
#*Allegheny Corp.	14,841	4,014,490
Alliance Bancorp, Inc. of Pennsylvania	700	6,090
Allstate Corp.	501,660	13,499,671
#American Capital, Ltd.	94,391	340,751
*American Equity Investment Life Holding Co.	88,700	642,188
American Financial Group, Inc.	199,200	4,858,488
*American Independence Corp.	866	3,984
#American National Insurance Co.	48,061	3,799,222
*American Safety Insurance Holdings, Ltd.	11,675	191,820
#*AmeriCredit Corp.	224,750	3,526,327
Ameriprise Financial, Inc.	148,012	4,114,734
Ameris Bancorp	36,345	235,516
*Amerisafe, Inc.	18,913	314,523
*AmeriServe Financial, Inc.	33,134	58,316
*Appalachian Bancshares, Inc.	1,797	1,509
#*Arch Capital Group, Ltd.	2,438	151,619
*Argo Group International Holdings, Ltd.	34,700	1,165,920
Aspen Insurance Holdings, Ltd.	89,116	2,216,315
*Asset Acceptance Capital Corp.	6,790	52,555
Associated Banc-Corp.	105,623	1,144,953
Assured Guaranty, Ltd.	152,510	2,130,565
ASTA Funding, Inc.	4,938	31,653
Atlantic Coast Federal Corp.	4,355	8,187
*Atlantic Southern Financial Group, Inc.	1,000	4,210
*Avatar Holdings, Inc.	21,050	451,522
Axis Capital Holdings, Ltd.	14,900	424,054
#*B of I Holding, Inc.	13,154	92,736
Baldwin & Lyons, Inc. Class A	300	6,600
Baldwin & Lyons, Inc. Class B	8,413	182,310
Bancorp Rhode Island, Inc.	1,300	28,730
*Bancorp, Inc. (The)	21,975	158,000
#BancTrust Financial Group, Inc.	34,553	95,712
Bank Mutual Corp.	51,800	509,712
Bank of America Corp.	3,745,964	55,402,808
#*Bank of Florida Corp.	23,074	78,221
*Bank of Granite Corp.	32,753	73,694
Bank of New York Mellon Corp.	100	2,734
#*BankAtlantic Bancorp, Inc.	8,450	35,490
BankFinancial Corp.	46,664	496,972
#Banner Corp.	14,446	57,928
Bar Harbor Bankshares	2,200	77,660
#BB&T Corp.	234,580	5,367,190
*Beach First National Bancshares, Inc.	7,596	15,116
Berkshire Hills Bancorp, Inc.	25,284	577,992
#BlackRock, Inc.	11,600	2,210,264
Boston Private Financial Holdings, Inc.	100,686	461,142
Brookline Bancorp, Inc.	60,704	707,202
Cadence Financial Corp.	28,081	42,121
Camden National Corp.	296	9,937
#Capital City Bank Group, Inc.	14,196	226,568
#Capital One Financial Corp.	401,285	12,319,449
Capital Southwest Corp.	8,539	700,796
*Capitol Bancorp, Ltd.	33,814	148,782
Cardinal Financial Corp.	26,257	204,542
Carver Bancorp, Inc.	600	3,600
Cascade Financial Corp.	10,477	17,706
#Cathay General Bancorp	84,557	771,160
Center Bancorp, Inc.	1,200	10,812
*Center Financial Corp.	40,776	134,153
Centerstate Banks, Inc.	400	2,796

1308

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Central Jersey Bancorp	8,049	$45,799
#*Central Pacific Financial Corp.	65,000	141,050
Centrue Financial Corp.	1,000	5,500
Century Bancorp, Inc. Class A	1,206	26,038
CFS Bancorp, Inc.	14,248	55,710
Chemical Financial Corp.	33,675	731,758
*Chicopee Bancorp, Inc.	1,000	13,060
Chubb Corp.	390,477	18,032,228
#Cincinnati Financial Corp.	230,743	5,572,443
#*CIT Group, Inc.	105,100	91,437
#Citigroup, Inc.	2,131,900	6,758,123
Citizens Community Bancorp, Inc.	10,355	60,266
Citizens South Banking Corp.	1,842	9,496
City National Corp.	37,300	1,471,112
#CME Group, Inc.	67,810	18,907,462
#CNA Financial Corp.	313,566	5,346,300
*CNA Surety Corp.	59,978	942,854
CoBiz Financial, Inc.	37,574	169,459
Codorus Valley Bancorp, Inc.	315	2,101
#Colony Bankcorp, Inc.	300	2,250
Columbia Banking System, Inc.	49,127	596,402
#Comerica, Inc.	195,322	4,656,476
Commonwealth Bankshares, Inc.	1,300	8,099
#*Community Bancorp	828	563
Community Bank System, Inc.	1,686	30,567
*Community West Bancshares	400	1,024
Compass Diversified Holdings	51,992	467,928
*CompuCredit Holdings Corp.	89,574	267,826
*Conseco, Inc.	60	187
*Cowen Group, Inc.	4,400	32,384
*Crescent Financial Corp.	19,440	78,732
CVB Financial Corp.	4,202	31,683
Danvers Bancorp, Inc.	3,600	45,180
*Dearborn Bancorp, Inc.	6,213	9,941
Delphi Financial Group, Inc. Class A	69,878	1,665,193
#Discover Financial Services	719,953	8,553,042
Donegal Group, Inc. Class A	40,892	644,049
Donegal Group, Inc. Class B	300	4,296
#*Doral Financial Corp.	11,332	24,590
East West Bancorp, Inc.	100,365	887,227
Eastern Insurance Holdings, Inc.	23,777	226,833
Eastern Virginia Bankshares, Inc.	300	2,622
EMC Insurance Group, Inc.	24,800	599,912
*Encore Bancshares, Inc.	5,200	42,016
*Encore Capital Group, Inc.	38,372	474,278
#Endurance Specialty Holdings, Ltd.	76,288	2,545,731
*Enstar Group, Ltd.	900	53,865
Enterprise Bancorp, Inc.	600	8,694
Enterprise Financial Services Corp.	19,289	208,128
ESB Financial Corp.	1,000	14,830
ESSA Bancorp, Inc.	21,670	291,895
Evans Bancorp, Inc.	400	5,452
Everest Re Group, Ltd.	22,900	1,837,038
#F.N.B. Corp.	155,866	1,209,520
Farmers Capital Bank Corp.	1,900	39,178
FBL Financial Group, Inc. Class A	43,386	425,617
Federal Agriculture Mortgage Corp. Class A	177	708
Federal Agriculture Mortgage Corp. Class C	7,269	44,922
Fidelity Bancorp, Inc.	400	2,712
Fidelity National Financial, Inc.	246,259	3,533,817
*Fidelity Southern Corp.	6,360	15,899

1309

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Fifth Third Bancorp	911,741	$8,661,539
Financial Institutions, Inc.	6,350	93,726
*First Acceptance Corp.	39,006	102,196
First American Corp.	155,240	4,587,342
First Bancorp (318672102)	145,408	450,765
First Bancorp (318910106)	12,302	224,019
*First Bancshares, Inc. (318687100)	400	3,642
*First Bancshares, Inc. (318916103)	300	2,124
#First Busey Corp.	87,479	546,744
First Business Financial Services, Inc.	300	2,896
First Citizens BancShares, Inc.	18,938	2,689,764
First Defiance Financial Corp.	10,257	156,214
First Federal Bancshares of Arkansas, Inc.	1,300	4,842
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,172
First Financial Holdings, Inc.	2,652	37,977
First Financial Northwest, Inc.	36,597	283,993
#First Financial Service Corp.	900	15,291
#*First Horizon National Corp.	268,737	3,445,208
First M&F Corp.	300	1,314
First Merchants Corp.	31,341	247,907
First Mercury Financial Corp.	26,214	378,792
First Midwest Bancorp, Inc.	58,300	487,388
First Niagara Financial Group, Inc.	191,382	2,516,673
First PacTrust Bancorp, Inc.	900	7,200
First Place Financial Corp.	24,803	68,704
First Security Group, Inc.	17,516	67,437
First South Bancorp, Inc.	1,699	21,917
*First State Bancorporation	6,746	6,881
First United Corp.	600	6,900
Firstbank Corp.	210	1,475
*FirstCity Financial Corp.	5,952	32,915
Flagstone Reinsurance Holdings, Ltd.	22,733	229,603
Flushing Financial Corp.	47,920	508,431
FNB United Corp.	21,631	40,450
*Forest City Enterprises, Inc. Class A	8,900	63,546
*FPIC Insurance Group, Inc.	10,600	364,110
Fulton Financial Corp.	195,653	1,322,614
#German American Bancorp, Inc.	16,518	297,159
#GFI Group, Inc.	16,600	107,070
Goldman Sachs Group, Inc.	16,500	2,694,450
Great Southern Bancorp, Inc.	10,962	230,202
#*Greene Bancshares, Inc.	27,223	161,977
*Greenlight Capital Re, Ltd. Class A	5,300	97,149
GS Financial Corp.	400	6,090
*Guaranty Bancorp	113,289	202,787
*Guaranty Federal Bancshares, Inc.	1,684	11,308
*Hallmark Financial Services, Inc.	36,534	239,663
Hampden Bancorp, Inc.	5,786	61,621
#Hampton Roads Bankshares, Inc.	14,269	73,485
*Hanmi Financial Corp.	6,300	11,088
Hanover Insurance Group, Inc.	96,080	3,776,905
Harleysville National Corp.	86,697	475,100
*Harrington West Financial Group, Inc.	400	440
*Harris & Harris Group, Inc.	78,893	511,227
Hartford Financial Services Group, Inc.	358,609	5,913,462
HCC Insurance Holdings, Inc.	163,623	4,106,937
Heartland Financial USA, Inc.	13,016	219,189
*Heritage Commerce Corp.	33,737	137,310
*Heritage Financial Corp.	11,825	151,951
HF Financial Corp.	400	4,760
#*Hilltop Holdings, Inc.	38,627	463,524

1310

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Hingham Institution for Savings	500	$16,925
*HMN Financial, Inc.	4,096	16,589
Home Federal Bancorp, Inc.	31,472	358,466
HopFed Bancorp, Inc.	3,319	37,903
Horace Mann Educators Corp.	68,828	781,198
Horizon BanCorp	300	4,869
#*Horizon Financial Corp.	17,341	21,676
#Huntington Bancshares, Inc.	257,100	1,051,539
IBERIABANK Corp.	23,058	1,080,037
*Independence Holding Co.	25,070	166,715
Independent Bank Corp. (453836108)	27,357	583,525
Independent Bank Corp. (453838104)	39,984	69,972
Infinity Property & Casualty Corp.	32,000	1,329,280
Integra Bank Corp.	34,171	53,307
*Intervest Bancshares Corp.	4,036	12,875
Invesco, Ltd.	204,200	4,032,950
*Investment Technology Group, Inc.	4,490	100,351
*Investors Bancorp, Inc.	8,766	86,696
Investors Title Co.	1,100	34,232
IPC Holdings, Ltd.	53,300	1,542,502
#Jones Lang LaSalle, Inc.	25,800	979,368
#JPMorgan Chase & Co.	2,495,918	96,467,231
Kentucky First Federal Bancorp	3,200	44,448
#KeyCorp	521,141	3,012,195
*LaBranche & Co., Inc.	2,500	9,475
Lakeland Bancorp, Inc.	14,567	131,686
Lakeland Financial Corp.	1,997	39,101
Landmark Bancorp, Inc.	1,543	24,302
Legacy Bancorp, Inc.	22,879	304,519
#Legg Mason, Inc.	145,493	4,094,173
#*Leucadia National Corp.	197,916	4,848,942
Lincoln National Corp.	464,693	9,846,845
LNB Bancorp, Inc.	12,489	94,417
#Loews Corp.	747,772	22,448,115
#*Louisiana Bancorp, Inc.	5,606	75,681
LSB Corp.	800	8,632
#M&T Bank Corp.	80,954	4,721,237
#*Macatawa Bank Corp.	33,567	92,645
*Magyar Bancorp, Inc.	500	2,000
MainSource Financial Group, Inc.	58,970	395,689
*Marlin Business Services, Inc.	3,393	22,869
#Marshall & Ilsley Corp.	300,980	1,817,919
#*Maui Land & Pineapple Co., Inc.	5,900	43,070
Max Capital Group, Ltd.	47,537	949,314
MB Financial, Inc.	60,049	825,674
#*MBIA, Inc.	337,600	1,414,544
MBT Financial Corp.	23,713	50,034
Meadowbrook Insurance Group, Inc.	113,375	896,796
Medallion Financial Corp.	27,760	217,916
#*Mercantile Bancorp, Inc.	382	1,681
Mercantile Bank Corp.	3,316	13,065
Mercer Insurance Group, Inc.	15,786	288,094
*Meridian Interstate Bancorp, Inc.	1,700	15,674
Meta Financial Group, Inc.	1,601	35,574
MetLife, Inc.	847,339	28,767,159
*Metro BanCorp, Inc.	1,121	20,391
MetroCorp Bancshares, Inc.	2,600	10,088
*MF Global, Ltd.	8,600	54,868
#*MGIC Investment Corp.	8,500	56,100
MicroFinancial, Inc.	5,300	17,808
#*Midwest Banc Holdings, Inc.	2,500	1,400

1311

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Morgan Stanley	683,764	$19,487,274
MutualFirst Financial, Inc.	2,300	17,871
#*Nara Bancorp, Inc.	42,957	253,446
*National Financial Partners Corp.	4,200	31,500
National Penn Bancshares, Inc.	139,707	695,741
*National Western Life Insurance Co. Class A	900	119,808
*Navigators Group, Inc.	4,074	200,889
*Nelnet, Inc. Class A	36,200	517,298
*New Century Bancorp, Inc.	600	3,729
New Hampshire Thrift Bancshares, Inc.	2,300	23,023
New Westfield Financial, Inc.	41,439	402,787
New York Community Bancorp, Inc.	33,564	367,190
NewAlliance Bancshares, Inc.	185,060	2,266,985
*NewBridge Bancorp	6,101	12,141
*Newport Bancorp, Inc.	700	8,344
#*NewStar Financial, Inc.	43,749	117,685
*North Valley Bancorp	4,538	19,854
Northeast Community Bancorp, Inc.	18,337	140,095
Northfield Bancorp, Inc.	2,770	33,157
Northrim Bancorp, Inc.	6,315	92,830
NYMAGIC, Inc.	13,520	233,761
#NYSE Euronext, Inc.	181,031	4,878,785
OceanFirst Financial Corp.	2,500	30,425
#*Ocwen Financial Corp.	2,100	29,925
Odyssey Re Holdings Corp.	126,009	5,821,616
#Old National Bancorp	2,000	22,600
#Old Republic International Corp.	340,932	3,525,237
#Old Second Bancorp, Inc.	27,799	140,663
OneBeacon Insurance Group, Ltd.	24,760	279,788
Osage Bancshares, Inc.	600	5,250
#*PAB Bankshares, Inc.	306	1,278
#Pacific Capital Bancorp	80,780	171,254
Pacific Continental Corp.	4,430	47,091
*Pacific Mercantile Bancorp	16,884	54,873
*Pacific Premier Bancorp, Inc.	300	1,305
#PacWest Bancorp	1,071	17,222
Pamrapo Bancorp, Inc.	2,200	19,250
Parkvale Financial Corp.	500	4,350
#PartnerRe, Ltd.	5,900	404,681
#Patriot National Bancorp	2,700	8,100
#*Penson Worldwide, Inc.	33,200	387,444
Peoples Bancorp of North Carolina	300	1,950
Peoples Bancorp, Inc.	20,762	380,152
#*PHH Corp.	91,687	1,680,623
*PICO Holdings, Inc.	10,634	322,529
#*Pinnacle Financial Partners, Inc.	38,859	606,200
*PMA Capital Corp. Class A	38,757	224,791
#PNC Financial Services Group, Inc.	144,800	5,308,368
Porter Bancorp, Inc.	1,575	26,428
*Preferred Bank	9,332	35,835
Premier Financial Bancorp, Inc.	900	5,382
Presidential Life Corp.	23,958	214,185
Princeton National Bancorp, Inc.	1,100	18,150
*ProAssurance Corp.	40,933	2,078,578
Prosperity Bancshares, Inc.	75,055	2,515,093
Protective Life Corp.	109,305	1,634,110
Provident Financial Holdings, Inc.	8,407	63,893
Provident Financial Services, Inc.	104,355	1,235,563
Provident New York Bancorp	84,300	817,710
Prudential Financial, Inc.	463,538	20,520,827
Pulaski Financial Corp.	5,450	42,183

1312

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Radian Group, Inc.	217,050	$722,776
#Regions Financial Corp.	348,642	1,540,998
Reinsurance Group of America, Inc.	178,328	7,400,612
#Renasant Corp.	61,566	916,718
*Republic First Bancorp, Inc.	7,411	52,396
Resource America, Inc.	22,388	134,552
*Riverview Bancorp, Inc.	17,187	58,608
Rockville Financial, Inc.	768	9,554
Rome Bancorp, Inc.	12,761	111,786
#*Royal Bancshares of Pennsylvania, Inc. Class A	900	1,836
Safety Insurance Group, Inc.	29,335	946,347
Sanders Morris Harris Group, Inc.	59,090	344,495
#Sandy Spring Bancorp, Inc.	47,193	764,527
*Seabright Insurance Holdings	65,196	633,705
Seacoast Banking Corp. of Florida	30,698	66,308
Selective Insurance Group, Inc.	82,800	1,237,032
*SI Financial Group, Inc.	6,062	27,885
Simmons First National Corp. Class A	12,667	379,757
Somerset Hills Bancorp	4,111	32,477
South Financial Group, Inc.	24,482	39,416
*Southcoast Financial Corp.	700	3,633
*Southern Community Financial Corp.	30,490	90,860
*Southern First Bancshares, Inc.	900	7,047
Southwest Bancorp, Inc.	36,831	370,888
*Specialty Underwriters’ Alliance, Inc.	2,510	16,641
State Auto Financial Corp.	73,423	1,269,484
StellarOne Corp.	19,587	288,712
Sterling Bancshares, Inc.	55,670	449,257
*Sterling Financial Corp.	28,669	79,986
#*Stewart Information Services Corp.	25,500	351,135
*Stratus Properties, Inc.	3,069	16,511
Student Loan Corp.	1,100	49,445
*Sun Bancorp, Inc.	34,735	155,265
#SunTrust Banks, Inc.	411,103	8,016,508
*Superior Bancorp	5,062	14,022
Susquehanna Bancshares, Inc.	153,978	809,924
#*SVB Financial Group	3,400	119,850
SWS Group, Inc.	24,945	343,243
#Synovus Financial Corp.	477,500	1,676,025
#*Taylor Capital Group, Inc.	13,335	90,945
Teche Holding Co.	600	20,550
#*Texas Capital Bancshares, Inc.	25,614	425,449
TF Financial Corp.	600	10,530
*Thomas Weisel Partners Group, Inc.	34,636	147,203
#*TIB Financial Corp.	7,042	14,718
*Tidelands Bancshares, Inc.	400	1,360
#*TierOne Corp.	10,513	24,285
Timberland Bancorp, Inc.	3,000	15,540
#Tower Group, Inc.	2,807	70,091
#TowneBank	4,300	57,018
Transatlantic Holdings, Inc.	91,903	4,347,931
Travelers Companies, Inc. (The)	769,714	33,151,582
*Tree.com, Inc.	4,680	46,706
#Trustmark Corp.	50,524	1,005,428
#UCBH Holdings, Inc.	168,870	204,333
Umpqua Holdings Corp.	104,505	1,013,698
Unico American Corp.	1,900	15,893
Union Bankshares Corp.	26,787	415,734
*United America Indemnity, Ltd.	19,928	107,810
#United Bankshares, Inc.	2,100	42,546
#*United Community Banks, Inc.	65,627	441,670

1313

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
United Financial Bancorp, Inc.	36,681	$487,124
United Fire & Casualty Co.	47,123	792,138
*United PanAm Financial Corp.	14,353	48,083
#*United Security Bancshares	336	1,546
United Western Bancorp, Inc.	17,172	137,033
Unitrin, Inc.	108,299	1,428,464
*Unity Bancorp, Inc.	2,925	11,846
Unum Group	530,100	9,949,977
#*Virginia Commerce Bancorp, Inc.	37,524	120,077
#W. R. Berkley Corp.	80,768	1,876,241
Washington Banking Co.	5,191	46,823
Washington Federal, Inc.	118,236	1,647,027
Washington Trust Bancorp, Inc.	3,300	59,928
*Waterstone Financial, Inc.	1,300	6,760
Webster Financial Corp.	25,570	289,197
Wells Fargo & Co.	529,123	12,942,349
Wesbanco, Inc.	41,466	691,238
Wesco Financial Corp.	12,923	3,940,869
West Bancorporation	22,071	130,660
West Coast Bancorp	3,775	9,286
#*Western Alliance Bancorp	72,285	500,935
White Mountains Insurance Group, Ltd.	18,685	4,820,730
#*White River Capital, Inc.	300	3,660
Whitney Holding Corp.	111,205	974,156
Wilber Corp. (The)	600	6,840
Wilmington Trust Corp.	6,400	73,536
Wilshire Bancorp, Inc.	17,744	130,596
#*Wintrust Financial Corp.	42,047	1,099,529
#*World Acceptance Corp.	3,300	78,276
WSB Holdings, Inc.	100	229
Yadkin Valley Financial Corp.	20,296	139,636
Zenith National Insurance Corp.	1,900	45,353
Zions Bancorporation	159,112	2,160,741
*ZipRealty, Inc.	14,583	45,353

Total Financials		650,891,764

Health Care — (3.9%)
*A.D.A.M., Inc.	7,504	21,762
*Adolor Corp.	16,230	28,889
Aetna, Inc.	121,676	3,281,602
#*Affymetrix, Inc.	10,978	97,046
*Albany Molecular Research, Inc.	34,810	331,739
*Allied Healthcare International, Inc.	57,415	142,963
*Allied Healthcare Products, Inc.	1,000	4,000
*Allion Healthcare, Inc.	40,273	298,020
*American Dental Partners, Inc.	23,799	311,529
*AMICAS, Inc.	97,954	287,985
*AMN Healthcare Services, Inc.	26,800	195,104
#*Amsurg Corp.	9,300	191,766
Analogic Corp.	2,988	113,275
*AngioDynamics, Inc.	48,717	607,988
*Anika Therapeutics, Inc.	19,285	111,853
*Arca Biopharma, Inc.	1,740	6,612
#*Arena Pharmaceuticals, Inc.	8,200	41,820
*Arrhythmia Research Technology, Inc.	1,200	4,248
*Assisted Living Concepts, Inc.	12,687	182,693
*BioClinica, Inc.	8,850	33,099
*BioScrip, Inc.	63,807	377,099
#*BMP Sunstone Corp.	6,967	34,626
#*Boston Scientific Corp.	982,220	10,549,043
#*Brookdale Senior Living, Inc.	112,800	1,208,088

1314

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cambrex Corp.	17,354	$79,481
*Cantel Medical Corp.	20,806	322,285
*Capital Senior Living Corp.	45,075	221,769
*Cardiac Science Corp.	37,674	149,942
Cardinal Health, Inc.	86,700	2,887,110
#*Celera Corp.	39,414	236,484
#*Community Health Systems, Inc.	151,474	4,289,744
*CONMED Corp.	49,672	873,234
*Continucare Corp.	20,028	58,482
#*Cooper Companies, Inc.	77,156	2,117,161
*Coventry Health Care, Inc.	24,800	570,400
*Cross Country Healthcare, Inc.	36,400	303,940
*Cutera, Inc.	22,676	189,345
Daxor Corp.	1,100	11,000
*Digirad Corp.	17,648	36,884
#*Dynacq Healthcare, Inc.	909	2,936
#*Emeritus Corp.	26,084	303,879
*ev3, Inc.	152,322	1,868,991
*Five Star Quality Care, Inc.	9,500	26,600
*Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	8,167
*Gentiva Health Services, Inc.	13,810	293,877
#*Greatbatch, Inc.	17,658	389,182
*Health Net, Inc.	5,900	79,827
*HealthSpring, Inc.	86,917	1,097,762
*HealthTronics, Inc.	58,694	126,192
*Healthways, Inc.	15,427	227,394
Hill-Rom Holdings, Inc.	85,074	1,458,168
*Hi-Tech Pharmacal Co., Inc.	14,711	230,227
#*Hologic, Inc.	288,724	4,241,356
*Home Diagnostics, Inc.	16,823	114,228
*Humana, Inc.	66,100	2,171,385
*I-Flow Corp.	5,812	44,229
*IntegraMed America, Inc.	3,874	29,404
Invacare Corp.	10,870	221,748
*InVentiv Health, Inc.	15,200	233,168
#*Inverness Medical Innovations, Inc.	45,100	1,517,615
Kewaunee Scientific Corp.	1,631	19,409
*Kindred Healthcare, Inc.	43,700	613,548
*King Pharmaceuticals, Inc.	426,520	3,868,536
*Lannet Co., Inc.	8,400	74,340
*LCA-Vision, Inc.	29,200	167,608
*LeMaitre Vascular, Inc.	5,200	17,940
*LifePoint Hospitals, Inc.	82,208	2,273,873
*Martek Biosciences Corp.	10,600	246,556
*Maxygen, Inc.	5,200	41,548
*MedCath Corp.	39,208	472,848
*Medical Action Industries, Inc.	1,524	19,035
#*MediciNova, Inc.	623	3,732
#Medicis Pharmaceutical Corp. Class A	600	10,272
*MEDTOX Scientific, Inc.	4,767	42,903
*Misonix, Inc.	4,083	6,655
#*Molina Healthcare, Inc.	12,070	272,178
*Nanosphere, Inc.	2,402	16,958
*National Dentex Corp.	400	2,700
*Natus Medical, Inc.	1,300	17,680
*Nighthawk Radiology Holdings, Inc.	11,000	53,130
#*NovaMed, Inc.	27,004	129,889
#*NxStage Medical, Inc.	22,100	122,434
Omnicare, Inc.	202,170	4,825,798
*Osteotech, Inc.	25,510	126,530
*Palomar Medical Technologies, Inc.	4,400	65,736

1315

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Par Pharmaceutical Cos., Inc.	29,415	$476,817
*PDI, Inc.	15,476	80,320
PerkinElmer, Inc.	6,600	116,358
#*PhotoMedex, Inc.	400	380
*Prospect Medical Holdings, Inc.	14,274	57,810
#*Psychiatric Solutions, Inc.	2,600	70,252
*Regeneration Technologies, Inc.	31,152	138,003
*RehabCare Group, Inc.	27,281	656,381
#*Res-Care, Inc.	46,958	733,484
*Sirona Dental Systems, Inc.	21,400	556,186
*Skilled Healthcare Group, Inc.	29,820	246,313
*SonoSite, Inc.	2,287	53,905
*Spectranetics Corp.	25,700	133,383
*SRI/Surgical Express, Inc.	1,600	4,000
*Sun Healthcare Group, Inc.	15,900	154,707
*SunLink Health Systems, Inc.	1,750	3,972
*Sunrise Senior Living, Inc.	2,900	6,786
*Symmetry Medical, Inc.	5,028	43,040
Teleflex, Inc.	1,500	71,940
*Theragenics Corp.	32,183	40,229
#*Thermo Fisher Scientific, Inc.	321,928	14,576,900
*Tomotherapy, Inc.	1,900	6,004
*Triple-S Management Corp.	9,640	164,748
#*Universal American Corp.	85,628	779,215
*ViroPharma, Inc.	58,354	430,069
*Vital Images, Inc.	20,279	270,522
*WellCare Health Plans, Inc.	9,700	215,922
*WellPoint, Inc.	440,420	23,183,709
Young Innovations, Inc.	2,660	67,351

Total Health Care		102,346,987

Industrials — (9.8%)
*A. T. Cross Co. Class A	18,431	79,806
*AAR Corp.	5,400	103,302
*ACCO Brands Corp.	15,935	69,636
Aceto Corp.	9,213	64,767
Aircastle, Ltd.	47,000	341,220
*AirTran Holdings, Inc.	12,900	93,396
Alamo Group, Inc.	26,537	367,007
#*Alaska Air Group, Inc.	78,900	1,819,434
Albany International Corp. Class A	28,323	389,158
Alexander & Baldwin, Inc.	69,519	2,031,345
*Allied Defense Group, Inc.	17,161	59,034
*Allied Motion Technologies, Inc.	262	519
*Altra Holdings, Inc.	3,245	28,524
*Amerco, Inc.	33,116	1,486,246
American Railcar Industries, Inc.	14,200	117,718
*American Reprographics Co.	5,977	51,701
Ameron International Corp.	7,300	543,996
*AMREP Corp.	866	10,903
#Apogee Enterprises, Inc.	3,300	48,114
Applied Industrial Technologies, Inc.	53,325	1,179,549
Arkansas Best Corp.	25,200	717,696
*Armstrong World Industries, Inc.	94,043	2,313,458
*ATC Technology Corp.	23,952	501,076
*Atlas Air Worldwide Holding, Inc.	1,600	39,936
#Baldor Electric Co.	3,280	84,493
Barnes Group, Inc.	42,700	600,789
Barrett Business Services, Inc.	16,000	159,680
*BE Aerospace, Inc.	16,300	263,408
#*BlueLinx Holdings, Inc.	55,974	223,336

1316

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Bowne & Co., Inc.	20,451	$164,224
#Brady Co. Class A	2,936	86,348
Briggs & Stratton Corp.	50,961	875,000
*BTU International, Inc.	1,900	11,647
#*Builders FirstSource, Inc.	51,504	301,813
Burlington Northern Santa Fe Corp.	248,329	19,516,176
#*C&D Technologies, Inc.	36,712	73,424
*CAI International, Inc.	5,100	33,354
Cascade Corp.	5,900	144,255
*Casella Waste Systems, Inc. Class A	5,416	14,948
CDI Corp.	57,209	726,554
*CECO Environmental Corp.	9,578	35,630
*Celadon Group, Inc.	39,349	363,978
*Cenveo, Inc.	100	483
*Ceradyne, Inc.	3,400	61,370
*Champion Industries, Inc.	5,186	9,127
*Chart Industries, Inc.	3,000	57,780
Chicago Rivet & Machine Co.	300	4,230
CIRCOR International, Inc.	12,350	284,791
*Columbus McKinnon Corp.	58,123	841,040
#Comfort Systems USA, Inc.	2,600	30,628
CompX International, Inc.	700	4,445
*Consolidated Graphics, Inc.	33,700	616,710
*Cornell Companies, Inc.	2,500	42,825
Courier Corp.	2,371	39,216
*Covenant Transport Group Class A	6,518	30,374
*CPI Aerostructures, Inc.	5,826	41,423
#CSX Corp.	562,627	22,572,595
Ducommun, Inc.	19,878	343,492
*Dycom Industries, Inc.	35,250	448,733
*Eagle Bulk Shipping, Inc.	1,600	9,200
Eastern Co.	10,296	183,681
Eaton Corp.	82,234	4,269,589
*Ecology & Environment, Inc. Class A	1,000	15,000
Encore Wire Corp.	2,148	46,590
*EnerSys	60,439	1,196,088
Ennis, Inc.	51,599	760,053
#*EnPro Industries, Inc.	18,755	334,214
Espey Manufacturing & Electronics Corp.	2,564	40,896
*Esterline Technologies Corp.	24,194	687,835
*ExpressJet Holdings, Inc.	1,060	1,473
Federal Signal Corp.	24,147	213,942
FedEx Corp.	184,382	12,508,475
*First Advantage Corp.	14,062	228,648
*Flow International Corp.	3,900	7,800
*Franklin Covey Co.	11,816	76,213
Frozen Food Express Industries, Inc.	8,986	32,439
G & K Services, Inc. Class A	32,639	741,558
*Gardner Denver Machinery, Inc.	8,705	254,099
GATX Corp.	73,797	1,861,160
*Genco Shipping & Trading, Ltd.	1,100	26,301
*Gencor Industries, Inc.	8,666	59,015
General Electric Co.	1,741,412	23,334,921
*Gibraltar Industries, Inc.	53,888	418,710
*GP Strategies Corp.	16,800	116,592
Great Lakes Dredge & Dock Corp.	65,383	378,568
*Greenbrier Companies, Inc.	13,077	137,178
*Griffon Corp.	43,752	421,769
*H&E Equipment Services, Inc.	66,829	711,061
Hardinge, Inc.	25,790	101,613
Heidrick & Struggles International, Inc.	2,100	43,029

1317

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Herley Industries, Inc.	5,800	$70,644
#*Hertz Global Holdings, Inc.	389,227	3,674,303
HNI Corp.	200	4,456
*Hoku Scientific, Inc.	400	820
Horizon Lines, Inc. Class A	3,300	16,533
*Hudson Highland Group, Inc.	35,619	73,731
#*Hurco Companies, Inc.	6,200	121,024
*ICT Group, Inc.	14,501	149,650
#Ingersoll-Rand P.L.C.	309,696	8,944,020
*Insituform Technologies, Inc. Class A	700	12,880
Insteel Industries, Inc.	4,889	49,819
#*Interline Brands, Inc.	74,162	1,255,563
International Shipholding Corp.	8,797	255,201
*Intersections, Inc.	35,048	168,230
#*JetBlue Airways Corp.	152,100	777,231
*Kadant, Inc.	5,957	66,182
Kaman Corp. Class A	26,370	505,777
#*Kansas City Southern	10,954	222,476
KBR, Inc.	748	15,850
*Kelly Services, Inc. Class A	52,429	616,565
Kennametal, Inc.	15,810	337,069
*Key Technology, Inc.	2,124	23,088
*Kforce, Inc.	37,557	365,805
Kimball International, Inc. Class B	28,687	195,072
*Korn/Ferry International	8,500	118,235
L.S. Starrett Co. Class A	5,000	43,300
*Ladish Co., Inc.	45,562	501,182
Lawson Products, Inc.	1,959	32,911
*Layne Christensen Co.	2,100	49,833
*LECG Corp.	32,016	117,819
*LGL Group, Inc.	400	1,160
*LMI Aerospace, Inc.	11,300	102,830
LSI Industries, Inc.	24,254	157,408
*Lydall, Inc.	14,001	45,503
*M&F Worldwide Corp.	29,969	596,083
#Manitowoc Co., Inc. (The)	4,200	25,956
#Manpower, Inc.	40,067	1,921,213
*Marten Transport, Ltd.	34,577	609,938
#Masco Corp.	155,344	2,163,942
McGrath Rentcorp	2,900	55,738
*Metalico, Inc.	22,900	103,966
*MFRI, Inc.	7,300	43,800
*Miller Industries, Inc.	22,810	201,412
#*Mobile Mini, Inc.	58,161	941,045
*Moog, Inc. Class A	7,683	207,134
*MPS Group, Inc.	128,300	1,109,795
Mueller Industries, Inc.	18,063	429,177
Mueller Water Products, Inc.	180,568	696,992
NACCO Industries, Inc. Class A	10,965	461,517
National Technical Systems, Inc.	15,400	67,375
#*NCI Building Systems, Inc.	16,200	63,828
Norfolk Southern Corp.	333,288	14,414,706
Northrop Grumman Corp.	135,301	6,031,719
#*Northwest Pipe Co.	12,085	420,316
*Ocean Power Technologies, Inc.	1,500	7,110
*On Assignment, Inc.	57,765	244,346
*Oshkosh Truck Corp. Class B	61,610	1,691,195
#*Owens Corning, Inc.	152,823	2,808,887
*P.A.M. Transportation Services, Inc.	20,990	144,621
*Park-Ohio Holdings Corp.	5,647	35,237
Pentair, Inc.	3,773	103,078

1318

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*PGT, Inc.	7,271	$14,760
*Pike Electric Corp.	3,700	38,961
*Pinnacle Airlines Corp.	8,182	27,328
#*Polypore International, Inc.	500	6,175
Portec Rail Products, Inc.	8,610	86,531
*PowerSecure International, Inc.	26,900	162,745
Providence & Worcester Railroad Co.	1,000	11,745
Quanex Building Products Corp.	2,800	33,292
R. R. Donnelley & Sons Co.	182,554	2,537,501
*RCM Technologies, Inc.	16,740	37,665
#*Republic Airways Holdings, Inc.	48,800	249,856
Republic Services, Inc.	163,167	4,340,242
#*Rush Enterprises, Inc. Class A	31,175	408,393
*Rush Enterprises, Inc. Class B	18,522	204,668
Ryder System, Inc.	89,844	3,156,220
*Saia, Inc.	10,800	195,048
*Sauer-Danfoss, Inc.	6,000	31,500
Schawk, Inc.	51,516	372,976
#*School Specialty, Inc.	37,902	847,868
Seaboard Corp.	2,041	2,234,895
*SIFCO Industries, Inc.	6,623	68,217
SkyWest, Inc.	96,038	1,217,762
*SL Industries, Inc.	300	1,875
#Southwest Airlines Co.	1,077,730	8,460,181
*Sparton Corp.	3,557	10,315
*Spherion Corp.	20,600	113,300
SPX Corp.	50,200	2,651,564
Standex International Corp.	29,500	369,635
Steelcase, Inc. Class A	85,520	626,006
*Sunair Electronics, Inc.	1,500	3,420
Superior Uniform Group, Inc.	9,178	76,177
*Supreme Industries, Inc.	1,140	2,440
*Sypris Solutions, Inc.	8,651	18,081
TAL International Group, Inc.	27,396	303,822
#*TAT Technologies, Ltd.	1,690	11,154
*Tech/Ops Sevcon, Inc.	874	2,491
Technology Research Corp.	12,921	37,083
*Tecumseh Products Co. Class A	11,200	91,616
*Tecumseh Products Co. Class B	1,400	14,294
Textainer Group Holdings, Ltd.	200	2,404
Timken Co.	131,078	2,671,370
Titan International, Inc.	8,801	65,479
#*Titan Machinery, Inc.	2,900	36,047
Todd Shipyards Corp.	9,932	165,864
*TRC Companies, Inc.	27,713	124,154
Tredegar Industries, Inc.	40,177	588,191
#*Trex Co., Inc.	8,793	143,766
*TriMas Corp.	6,336	27,498
Trinity Industries, Inc.	91,550	1,278,038
Triumph Group, Inc.	7,736	308,976
*Tufco Technologies, Inc.	1,000	3,020
#*Tutor Perini Corp.	40,023	738,424
Twin Disc, Inc.	8,794	77,563
Tyco International, Ltd.	456,370	13,791,501
*U.S. Home Systems, Inc.	4,314	11,260
#Union Pacific Corp.	489,811	28,173,929
*United Capital Corp.	300	7,290
#*United Rentals, Inc.	70,481	526,493
*United Stationers, Inc.	100	4,642
Universal Forest Products, Inc.	31,800	1,419,552
*URS Corp.	84,698	4,285,719

1319

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*USA Truck, Inc.	19,804	$285,376
#*USG Corp.	5,400	76,356
*Valpey Fisher Corp.	1,464	1,976
*Versar, Inc.	6,026	23,803
Viad Corp.	34,729	615,398
Virco Manufacturing Corp.	12,601	39,693
*Volt Information Sciences, Inc.	45,263	360,294
*Waste Services, Inc.	32,675	156,187
Watts Water Technologies, Inc.	60,015	1,580,795
*WCA Waste Corp.	29,283	128,260
#Werner Enterprises, Inc.	64,932	1,172,672
*WESCO International, Inc.	2,010	49,627
*Willdan Group, Inc.	1,000	1,750
*Willis Lease Finance Corp.	7,300	105,485
#*YRC Worldwide, Inc.	55,668	77,935

Total Industrials		253,680,455

Information Technology — (6.1%)
*3Com Corp.	349,373	1,317,136
*Acorn Energy, Inc.	1,230	5,104
*Actel Corp.	33,263	370,550
*ActivIdentity Corp.	60,301	151,959
#*Activision Blizzard, Inc.	166,200	1,902,990
*Adaptec, Inc.	212,719	565,833
*Adept Technology, Inc.	700	1,631
*Advanced Analogic Technologies, Inc.	15,762	75,973
Agilysys, Inc.	26,100	122,931
*Amtech Systems, Inc.	10,600	60,844
*Anadigics, Inc.	400	1,656
*Anaren, Inc.	10,903	196,036
*Applied Micro Circuits Corp.	76,193	659,069
#*Arris Group, Inc.	198,932	2,422,992
*Arrow Electronics, Inc.	182,170	4,694,521
Astro-Med, Inc.	2,626	14,601
*ATMI, Inc.	3,100	56,389
*Avid Technology, Inc.	60,150	736,838
*Avnet, Inc.	220,900	5,389,960
#*Avocent Corp.	72,600	1,126,026
AVX Corp.	298,652	3,282,185
*Aware, Inc.	22,140	61,992
*AXT, Inc.	17,200	32,852
Bel Fuse, Inc. Class A	4,174	65,949
Bel Fuse, Inc. Class B	22,197	407,981
*Benchmark Electronics, Inc.	104,703	1,654,307
Black Box Corp.	29,500	810,365
*Brightpoint, Inc.	17,400	103,356
#*Brooks Automation, Inc.	92,404	547,956
#*Cadence Design Systems, Inc.	65,000	383,500
*California Micro Devices Corp.	36,836	117,875
*Cascade Microtech, Inc.	23,771	95,559
*CEVA, Inc.	11,334	99,399
*Checkpoint Systems, Inc.	33,700	584,021
*Ciber, Inc.	31,700	104,927
#Cognex Corp.	3,890	64,185
Cohu, Inc.	47,177	572,257
*Comarco, Inc.	5,608	12,562
Communications Systems, Inc.	12,153	145,228
#*Computer Sciences Corp.	225,553	10,864,888
*Concurrent Computer Corp.	13,740	74,471
*Convergys Corp.	197,364	2,113,768
*CPI International, Inc.	19,208	183,436

1320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cray, Inc.	18,873	$153,249
*CSP, Inc.	2,514	9,478
CTS Corp.	34,200	288,306
*CyberOptics Corp.	9,134	61,198
*Cypress Semiconductor Corp.	224,209	2,381,100
*Datalink Corp.	5,600	17,080
*Dataram Corp.	11,134	16,256
*DDi Corp.	31,220	149,856
#*DealerTrack Holdings, Inc.	3,829	75,929
*Digi International, Inc.	45,567	465,239
*DSP Group, Inc.	60,501	526,964
*Dynamics Research Corp.	20,189	248,728
*Edgewater Technology, Inc.	15,903	42,143
Electro Rent Corp.	47,252	449,839
*Electro Scientific Industries, Inc.	34,300	449,330
*Electronics for Imaging, Inc.	83,600	953,040
*EMS Technologies, Inc.	1,490	32,780
*Emulex Corp.	8,000	73,040
*Endwave Corp.	19,715	46,922
#*Epicor Software Corp.	107,892	655,983
#*EPIQ Systems, Inc.	2,764	44,362
*ePlus, Inc.	6,354	104,015
*Euronet Worldwide, Inc.	46,878	986,313
*Exar Corp.	7,481	52,591
Fair Isaac Corp.	4,800	92,112
*Fairchild Semiconductor Corp. Class A	144,238	1,273,622
Fidelity National Information Services, Inc.	166,320	3,895,214
*FormFactor, Inc.	8,200	189,010
*Frequency Electronics, Inc.	17,253	60,385
*Gerber Scientific, Inc.	50,097	156,804
#*Globecomm Systems, Inc.	41,466	329,240
*GSI Technology, Inc.	27,494	108,876
*GTSI Corp.	8,203	52,171
*Hackett Group, Inc.	51,020	155,101
*Harris Stratex Networks, Inc. Class A	36,692	254,642
#*Henry Bros. Electronics, Inc.	8,485	50,486
#*Hutchinson Technology, Inc.	44,671	146,074
*Hypercom Corp.	66,500	141,645
*I.D. Systems, Inc.	13,298	48,804
*IAC/InterActiveCorp.	178,991	3,295,224
*Ikanos Communications, Inc.	12,254	21,567
*Imation Corp.	58,091	527,466
*Immersion Corp.	11,256	47,500
*infoGROUP, Inc.	28,026	168,717
*InfoSpace, Inc.	65,156	476,942
#*Ingram Micro, Inc.	299,279	5,033,873
*Insight Enterprises, Inc.	23,900	246,170
*Integrated Device Technology, Inc.	18,820	127,411
*Integrated Silicon Solution, Inc.	27,577	86,868
#*Intelli-Check, Inc.	1,800	3,096
*Internap Network Services Corp.	35,546	108,060
#*International Rectifier Corp.	91,600	1,516,896
*Internet Brands, Inc.	22,666	170,222
*Internet Capital Group, Inc.	58,172	434,545
*Interphase Corp.	4,460	22,255
*Intevac, Inc.	34,801	400,560
*IntriCon Corp.	2,835	7,371
*INX, Inc.	500	2,875
*iPass, Inc.	31,471	56,018
*IXYS Corp.	16,391	126,702
Jabil Circuit, Inc.	171,500	1,570,940

1321

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*JDS Uniphase Corp.	137,990	$808,621
Keithley Instruments, Inc.	15,357	85,538
*Key Tronic Corp.	15,546	27,205
*Keynote Systems, Inc.	21,900	220,314
*Kopin Corp.	20,276	80,496
*KVH Industries, Inc.	9,179	74,625
#*L-1 Identity Solutions, Inc.	143,173	1,126,772
*Lattice Semiconductor Corp.	131,578	290,787
*Littlefuse, Inc.	2,763	64,654
*LoJack Corp.	5,158	21,045
*LookSmart, Ltd.	35,680	40,318
*Loral Space & Communications, Inc.	35,669	746,552
*Mace Security International, Inc.	5,391	5,337
Marchex, Inc. Class B	41,491	181,731
*Measurement Specialties, Inc.	4,190	33,730
#*Mentor Graphics Corp.	16,127	111,921
*Mercury Computer Systems, Inc.	19,524	224,526
*Merrimac Industries, Inc.	2,600	21,970
Methode Electronics, Inc.	79,571	603,148
*Micron Technology, Inc.	990,716	6,330,675
*Microtune, Inc.	12,031	24,784
#*MKS Instruments, Inc.	85,290	1,652,067
#*ModusLink Global Solutions, Inc.	68,955	491,649
*MoSys, Inc.	11,829	19,163
Motorola, Inc.	2,108,701	15,098,299
*MSC.Software Corp.	52,565	384,250
*Nanometrics, Inc.	46,005	170,679
*Newport Corp.	56,016	413,958
*Nu Horizons Electronics Corp.	14,932	58,981
*Occam Networks, Inc.	27,224	107,263
*OmniVision Technologies, Inc.	38,897	514,607
*Open Text Corp.	5,078	191,339
*Oplink Communications, Inc.	35,186	447,566
*Opnext, Inc.	38,458	78,070
*Optelecom-NKF, Inc.	4,329	16,017
*Optical Cable Corp.	9,195	31,723
*Orbcomm, Inc.	11,500	25,760
*PAR Technology Corp.	24,005	132,508
*PC Connection, Inc.	52,813	303,147
*PC Mall, Inc.	10,070	87,508
*PC-Tel, Inc.	52,653	352,249
*PDF Solutions, Inc.	793	1,824
*Perceptron, Inc.	4,904	20,106
*Perficient, Inc.	14,478	106,848
*Performance Technologies, Inc.	25,851	77,553
*Pericom Semiconductor Corp.	12,868	122,246
*Pervasive Software, Inc.	35,664	189,732
*Phoenix Technologies, Ltd.	200	662
Plantronics, Inc.	19,000	449,730
*PLX Technology, Inc.	12,251	47,779
*Presstek, Inc.	7,000	11,900
—*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	5,300	11,660
*RadiSys Corp.	42,026	332,846
*RealNetworks, Inc.	224,844	652,048
Richardson Electronics, Ltd.	23,579	87,714
#*Rofin-Sinar Technologies, Inc.	11,100	240,981
*Rovi Corp.	129,011	3,374,928
*Rudolph Technologies, Inc.	69,020	563,893
*Sandisk Corp.	197,936	3,527,220
*SCM Microsystems, Inc.	18,612	40,946

1322

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SeaChange International, Inc.	29,306	$268,150
*Semitool, Inc.	10,407	61,609
Servidyne, Inc.	7,283	13,546
*Sigma Designs, Inc.	2,475	40,021
*Silicon Image, Inc.	29,804	73,020
*Silicon Storage Technology, Inc.	197,920	372,090
#*Skyworks Solutions, Inc.	198,535	2,398,303
*Smith Micro Software, Inc.	17,501	200,036
*Soapstone Networks, Inc.	45,254	22,401
*SonicWALL, Inc.	163,232	1,238,931
*Spectrum Control, Inc.	20,295	200,312
*Standard Microsystems Corp.	38,219	886,681
*StarTek, Inc.	31,481	297,495
*Support.com, Inc.	58,641	144,257
#*Sycamore Networks, Inc.	517,447	1,759,320
*Symmetricom, Inc.	95,703	620,155
*Symyx Technologies, Inc.	40,492	280,610
#*SYNNEX Corp.	60,100	1,708,042
#*Tech Data Corp.	85,452	2,984,838
Technitrol, Inc.	12,400	90,024
*TechTeam Global, Inc.	19,526	126,724
*Tellabs, Inc.	303,499	1,760,294
*Telular Corp.	24,670	64,635
#*Teradyne, Inc.	266,660	2,101,281
*Tessco Technologies, Inc.	10,246	154,510
TheStreet.com, Inc.	34,407	71,567
*Tier Technologies, Inc. Class B	8,900	65,860
*Tollgrade Communications, Inc.	20,676	115,579
#*Track Data Corp.	1,932	6,472
*Trident Microsystems, Inc.	2,123	3,567
#*Triquint Semiconductor, Inc.	168,914	1,212,803
*TSR, Inc.	1,300	2,795
*TTM Technologies, Inc.	62,699	618,839
*Tyco Electronics, Ltd.	549,298	11,793,428
*Ultra Clean Holdings, Inc.	2,816	11,123
United Online, Inc.	51,420	472,036
*UTStarcom, Inc.	192,273	328,787
*Vicon Industries, Inc.	5,787	37,615
*Video Display Corp.	600	1,872
*Virage Logic Corp.	32,466	162,005
*Virtusa Corp.	1,300	12,116
*Vishay Intertechnology, Inc.	213,119	1,515,276
*Web.com Group, Inc.	60,937	374,153
*White Electronics Designs Corp.	27,184	124,231
*WPCS International, Inc.	9,861	28,696
Xerox Corp.	974,182	7,978,551
*Zoran Corp.	117,194	1,350,075
*Zygo Corp.	39,500	249,640

Total Information Technology		157,918,322

Materials — (2.7%)
A. Schulman, Inc.	26,800	571,108
#A.M. Castle & Co.	49,586	523,132
Alcoa, Inc.	289,907	3,409,306
*American Pacific Corp.	5,747	46,551
Ashland, Inc.	112,560	3,730,238
#*Brush Engineered Materials, Inc.	41,367	882,358
*Buckeye Technologies, Inc.	22,600	143,510
*Bway Holding Co.	44,908	714,037
Cabot Corp.	110,278	2,018,087
Carpenter Technology Corp.	3,300	61,677

1323

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Coeur d’Alene Mines Corp.	1,400	$19,880
Commercial Metals Co.	19,325	319,636
*Continental Materials Corp.	100	860
*Core Molding Technologies, Inc.	2,488	7,613
Cytec Industries, Inc.	64,700	1,623,970
#Dow Chemical Co.	358,853	7,596,918
Eastman Chemical Co.	2,800	139,048
#*Ferro Corp.	49,500	246,015
#*Flotek Industries, Inc.	17,689	33,255
Friedman Industries, Inc.	18,653	102,778
*Gentek, Inc.	8,444	200,376
*Graphic Packaging Holding Co.	1,716	3,655
*Haynes International, Inc.	800	18,424
#*Headwaters, Inc.	84,996	260,938
*Hecla Mining Co.	9,000	28,350
*Horsehead Holding Corp.	16,770	179,271
*ICO, Inc.	20,858	86,144
*Innospec, Inc.	2,811	33,563
International Paper Co.	497,362	9,355,379
Kaiser Aluminum Corp.	32,695	1,080,897
*Kapstone Paper and Packaging Corp.	1,140	5,746
KMG Chemicals, Inc.	2,795	20,683
#*Kronos Worldwide, Inc.	4,219	34,680
*Louisiana-Pacific Corp.	153,257	646,745
MeadWestavco Corp.	188,451	3,672,910
Minerals Technologies, Inc.	2,900	126,063
*Mod-Pac Corp.	1,091	2,968
Myers Industries, Inc.	65,520	644,717
Neenah Paper, Inc.	23,100	226,380
NL Industries, Inc.	63,495	433,671
#*Northern Technologies International Corp.	3,000	26,070
Olympic Steel, Inc.	2,500	63,775
#*OM Group, Inc.	51,135	1,721,204
P.H. Glatfelter Co.	50,000	517,500
*Penford Corp.	39,808	261,141
*PolyOne Corp.	146,576	628,811
Quaker Chemical Corp.	2,300	41,400
*Ready Mix, Inc.	3,839	14,588
Reliance Steel & Aluminum Co.	50,700	1,709,097
*Rock of Ages Corp.	1,200	2,574
#*Rockwood Holdings, Inc.	35,100	628,992
#*RTI International Metals, Inc.	35,400	628,704
Schnitzer Steel Industries, Inc. Class A	30,900	1,661,493
Schweitzer-Maudoit International, Inc.	32,213	1,053,365
*Solutia, Inc.	2,500	22,350
*Spartech Corp.	18,620	232,750
*Stillwater Mining Co.	34,270	229,266
*Synalloy Corp.	4,995	43,457
Temple-Inland, Inc.	44,500	696,870
#Texas Industries, Inc.	46,594	2,120,027
#*Titanium Metals Corp.	7,100	59,427
*U.S. Concrete, Inc.	82,977	162,635
*Universal Stainless & Alloy Products, Inc.	6,709	118,146
#Valspar Corp.	93,810	2,375,269
Westlake Chemical Corp.	105,000	2,623,950
Weyerhaeuser Co.	311,975	10,931,604
Worthington Industries, Inc.	64,670	854,937
*Zoltek Companies, Inc.	5,042	50,017

Total Materials		68,730,956

1324

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Other — (0.0%)
—#*ePresence, Inc. Escrow Shares	6,400	$—
—*MAIR Holdings, Inc. Escrow Shares	1,415	—
—#*Pelican Financial, Inc. Escrow Shares	300	—
—*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.2%)
*Arbinet Corp.	3,200	6,720
AT&T, Inc.	2,510,122	65,840,500
CenturyTel, Inc.	87,230	2,738,150
D&E Communications, Inc.	24,213	256,658
*General Communications, Inc. Class A	44,592	305,455
#*Sprint Nextel Corp.	3,528,077	14,112,308
*SureWest Communications	15,836	202,859
Telephone & Data Systems, Inc.	80,200	2,064,348
Telephone & Data Systems, Inc. Special Shares	67,452	1,625,593
*United States Cellular Corp.	33,568	1,202,406
Verizon Communications, Inc.	642,780	20,613,954
*Xeta Corp.	18,366	39,487

Total Telecommunication Services		109,008,438

Utilities — (0.6%)
#*AES Corp.	425,099	5,437,016
#*Calpine Corp.	201,943	2,601,026
Maine & Maritimes Corp.	1,600	57,600
*Mirant Corp.	172,860	3,121,852
#Questar Corp.	83,700	2,767,959
*RRI Energy, Inc.	444,750	2,379,412
Unitil Corp.	1,800	37,152

Total Utilities		16,402,017

TOTAL COMMON STOCKS		2,175,752,289

RIGHTS/WARRANTS — (0.0%)
—*Lantronix, Inc. Warrants 2008	33	—
—*Preferred Bank Rights 08/24/09	9,332	3,136

TOTAL RIGHTS/WARRANTS		3,136

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,177,214	7,177,214

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.0%)
§@DFA Short Term Investment Fund LP	410,556,270	410,556,270
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $4,389,470 FHLMC 4.000%, 07/01/39, valued at $4,274,737) to be repurchased at $4,150,299	$4,150	4,150,230
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $1,770,000 FNMA 6.000%, 02/01/39, valued at $1,650,808) to be repurchased at $1,600,566	1,601	1,600,541

TOTAL SECURITIES LENDING COLLATERAL		416,307,041

TOTAL INVESTMENTS — (100.0%) (Cost $2,812,633,673)##		$2,599,239,680

1325

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$397,844,010	—	—	$397,844,010
Consumer Staples	111,517,322	—	—	111,517,322
Energy	307,411,964	—	—	307,411,964
Financials	650,891,764	—	—	650,891,764
Health Care	102,346,987	—	—	102,346,987
Industrials	253,680,455	—	—	253,680,455
Information Technology	157,911,802	$6,520	—	157,918,322
Materials	68,730,956	—	—	68,730,956
Other	—	54	—	54
Telecommunication Services	109,008,438	—	—	109,008,438
Utilities	16,402,017	—	—	16,402,017
Rights/Warrants	—	3,136	—	3,136
Temporary Cash Investments	7,177,214	—	—	7,177,214
Securities Lending Collateral	—	416,307,041	—	416,307,041

TOTAL	$2,182,922,929	$416,316,751	—	$2,599,239,680

1326

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (85.0%)
Consumer Discretionary — (9.1%)
*1-800-FLOWERS.COM, Inc.	1,200	$2,880
#*99 Cents Only Stores	11,100	162,615
*A.C. Moore Arts & Crafts, Inc.	1,068	3,855
#Aaron’s, Inc.	6,681	183,527
#*Abercrombie & Fitch Co.	8,350	238,727
Acme United Corp.	400	3,380
#Advance Auto Parts, Inc.	10,000	462,300
#*Aeropostale, Inc.	6,550	238,420
*AFC Enterprises, Inc.	2,300	17,089
*Aldila, Inc.	700	2,387
*Alloy, Inc.	2,475	15,890
#*Amazon.com, Inc.	41,100	3,524,736
Ambassadors Group, Inc.	1,423	22,042
*American Apparel, Inc.	7,200	27,648
#*American Axle & Manufacturing Holdings, Inc.	5,400	11,880
American Eagle Outfitters, Inc.	22,400	322,336
American Greetings Corp. Class A	3,222	50,811
*American Public Education, Inc.	2,200	77,814
*America’s Car-Mart, Inc.	1,800	39,366
*Amerigon, Inc.	2,000	16,820
Ameristar Casinos, Inc.	5,810	108,589
*AnnTaylor Stores Corp.	4,625	55,824
#*Apollo Group, Inc. Class A	19,403	1,339,583
Arbitron, Inc.	1,200	19,536
#*Arctic Cat, Inc.	2,500	15,400
*Asbury Automotive Group, Inc.	3,400	47,566
*Audiovox Corp. Class A	1,600	12,624
#*AutoNation, Inc.	22,038	455,746
#*Autozone, Inc.	5,700	875,349
*Ballantyne Strong, Inc.	2,600	6,136
*Bally Technologies, Inc.	6,300	228,123
#Barnes & Noble, Inc.	6,300	145,089
Barry (R.G.) Corp.	1,300	9,282
bebe stores, inc.	10,675	77,607
#*Bed Bath and Beyond, Inc.	25,784	895,994
*Benihana, Inc.	800	6,888
*Benihana, Inc. Class A	700	5,614
#Best Buy Co., Inc.	34,660	1,295,244
Big 5 Sporting Goods Corp.	1,546	20,098
#*Big Lots, Inc.	10,052	231,598
#*BJ’s Restaurants, Inc.	3,198	51,424
Black & Decker Corp.	3,150	118,440
*Blue Nile, Inc.	2,096	96,898
*Bluegreen Corp.	2,100	5,817
Blyth, Inc.	875	37,126
Bob Evans Farms, Inc.	3,500	101,570
*Bon-Ton Stores, Inc.	1,900	6,650
Books-A-Million, Inc.	1,295	12,005
*Borders Group, Inc.	6,400	25,408
BorgWarner, Inc.	12,800	424,832
*Boyd Gaming Corp.	10,020	92,084
Brinker International, Inc.	10,260	170,726
*Brink’s Home Security Holdings, Inc.	5,900	175,938
#*Brookfield Homes Corp.	2,400	13,512
Brown Shoe Company, Inc.	5,187	40,199
*Brunswick Corp.	8,960	64,333
Buckle, Inc.	4,670	144,490

1327

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Buffalo Wild Wings, Inc.	1,800	$72,630
*Build-A-Bear-Workshop, Inc.	2,400	11,400
#Burger King Holdings, Inc.	10,400	177,008
#*Cabela’s, Inc.	10,200	165,342
Cablevision Systems New York Group Class A	24,229	495,968
#*California Pizza Kitchen, Inc.	2,415	39,848
Callaway Golf Co.	8,600	54,782
*Canterbury Park Holding Corp.	500	3,500
#*Capella Education Co.	2,600	167,336
#*Career Education Corp.	9,659	221,384
#*Caribou Coffee Co.	1,700	9,877
#*CarMax, Inc.	24,094	388,636
*Carmike Cinemas, Inc.	265	2,518
Carnival Corp.	60,232	1,685,894
*Carriage Services, Inc.	3,100	11,377
*Carrols Restaurant Group, Inc.	3,650	24,711
*Carter’s, Inc.	7,100	201,214
Cato Corp. Class A	3,450	68,621
*Cavalier Homes, Inc.	1,900	5,206
*Cavco Industries, Inc.	1,157	39,604
CBS Corp. Class A	5,700	46,797
CBS Corp. Class B	36,100	295,659
*CEC Entertainment, Inc.	2,357	68,754
*Centex Corp.	10,900	118,919
*Charlotte Russe Holding, Inc.	2,365	35,499
*Charming Shoppes, Inc.	13,800	66,654
#*Cheesecake Factory, Inc.	4,650	90,070
#Cherokee, Inc.	542	11,003
*Chico’s FAS, Inc.	19,200	220,224
*Children’s Place Retail Stores, Inc. (The)	2,340	76,682
#*Chipotle Mexican Grill, Inc.	1,425	133,708
*Chipotle Mexican Grill, Inc. Class B	1,960	160,230
Choice Hotels International, Inc.	6,500	181,025
Christopher & Banks Corp.	4,050	32,076
*Churchill Downs, Inc.	1,444	54,150
Cinemark Holdings, Inc.	13,300	147,497
*Citi Trends, Inc.	1,200	35,040
CKE Restaurants, Inc.	5,037	44,577
#Coach, Inc.	30,368	898,589
#*Coinstar, Inc.	3,800	126,274
*Coldwater Creek, Inc.	6,649	48,804
#*Collective Brands, Inc.	9,700	154,424
Columbia Sportswear Co.	4,691	166,108
Comcast Corp. Class A	179,557	2,668,217
Comcast Corp. Special Class A	66,163	925,620
*Conn’s, Inc.	3,384	42,672
Cooper Tire & Rubber Co.	7,169	105,814
*Core-Mark Holding Co., Inc.	2,400	64,464
#*Corinthian Colleges, Inc.	12,300	189,912
CPI Corp.	131	2,403
Cracker Barrel Old Country Store, Inc.	2,500	72,150
*Crocs, Inc.	9,700	33,174
#*Crown Media Holdings, Inc.	4,987	10,124
CSS Industries, Inc.	1,250	29,000
*Culp, Inc.	1,566	10,320
#D.R. Horton, Inc.	24,100	279,319
Darden Restaurants, Inc.	15,290	495,243
*Deckers Outdoor Corp.	1,526	103,173
*dELiA*s, Inc.	1,100	2,772
*Destination Maternity Corp.	1,300	29,666
DeVry, Inc.	8,700	432,738

1328

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Dick’s Sporting Goods, Inc.	6,814	$135,258
Dillard’s, Inc. Class A	8,336	88,445
*DineEquity, Inc.	1,200	29,652
#*DIRECTV Group, Inc. (The)	115,900	3,001,810
*Discovery Communications, Inc. (25470F104)	8,101	198,474
*Discovery Communications, Inc. (25470F302)	19,096	427,750
#*DISH Network Corp.	20,100	340,695
Disney (Walt) Co.	212,657	5,341,944
*Dolan Media Co.	2,800	38,164
#*Dollar Tree, Inc.	12,500	576,500
#*Domino’s Pizza, Inc.	8,774	72,122
*Dorman Products, Inc.	1,189	19,464
Dover Downs Gaming & Entertainment, Inc.	2,000	10,940
*DreamWorks Animation SKG, Inc.	7,680	241,997
#*Dress Barn, Inc. (The)	6,300	98,217
#*Drew Industries, Inc.	2,900	55,651
*DSW, Inc.	2,194	29,597
#Eastman Kodak Co.	19,300	57,321
*Einstein Noah Restaurant Group, Inc.	1,810	19,222
*Entercom Communications Corp.	4,800	13,200
Ethan Allen Interiors, Inc.	3,275	41,691
*Exide Technologies	9,000	43,830
*Expedia, Inc.	1,914	39,639
Family Dollar Stores, Inc.	18,900	593,838
*Famous Dave’s of America, Inc.	1,098	7,170
*Federal-Mogul Corp.	1,800	25,434
*FGX International Holdings, Ltd.	3,889	51,374
Finish Line, Inc. Class A	7,355	63,988
*Fisher Communications, Inc.	1,200	22,212
Foot Locker, Inc.	18,341	203,218
#*Ford Motor Co.	220,540	1,764,320
Fortune Brands, Inc.	10,780	426,565
FortuNet, Inc.	1,200	1,416
*Fossil, Inc.	6,950	183,063
Fred’s, Inc.	5,617	75,717
*Fuel Systems Solutions, Inc.	2,050	51,414
*Furniture Brands International, Inc.	4,400	17,644
*GameStop Corp. Class A	17,997	393,954
*Gaming Partners International Corp.	800	5,680
*Gander Mountain Co.	2,459	14,484
Gannett Co., Inc.	8,300	58,100
Gap, Inc.	76,630	1,250,602
*Garmin, Ltd.	19,297	533,755
*Gaylord Entertainment Co.	2,537	36,203
#*Genesco, Inc.	2,400	52,128
#Gentex Corp.	13,434	201,107
Genuine Parts Co.	17,330	613,829
*G-III Apparel Group, Ltd.	1,400	16,926
*Global Traffic Network, Inc.	2,700	11,529
*Goodyear Tire & Rubber Co.	21,860	372,057
*Great Wolf Resorts, Inc.	4,588	12,388
*Group 1 Automotive, Inc.	2,780	81,899
Guess?, Inc.	8,400	244,188
*Gymboree Corp.	3,300	131,274
H&R Block, Inc.	28,320	472,661
#*Hanesbrands, Inc.	4,075	81,092
#Harley-Davidson, Inc.	18,400	415,840
*Harman International Industries, Inc.	6,000	148,080
Harte-Hanks, Inc.	9,156	99,068
Hasbro, Inc.	15,000	397,500
*Haverty Furniture Co., Inc.	2,800	30,072

1329

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Hawk Corp.	1,220	$17,385
*Helen of Troy, Ltd.	4,600	100,050
*hhgregg, Inc.	3,700	67,895
*Hibbett Sporting Goods, Inc.	2,888	53,168
Hillenbrand, Inc.	6,205	112,435
#Home Depot, Inc.	169,830	4,405,390
Hooker Furniture Corp.	1,600	21,968
#*Hot Topic, Inc.	6,106	47,199
#*Hovnanian Enterprises, Inc. Class A	6,300	20,160
*HSN, Inc.	5,404	54,743
*Iconix Brand Group, Inc.	8,398	147,133
Interactive Data Corp.	12,319	280,257
International Game Technology	22,200	438,450
International Speedway Corp. Class A	2,675	68,400
#*Interpublic Group of Companies, Inc.	46,216	240,785
*Interval Leisure Group, Inc.	4,310	45,470
#*iRobot Corp.	2,385	26,736
*Isle of Capri Casinos, Inc.	4,000	47,560
#*ITT Educational Services, Inc.	5,590	544,187
*J. Alexander’s Corp.	800	3,416
#*J. Crew Group, Inc.	4,583	129,057
J.C. Penney Co., Inc.	20,870	629,230
*Jack in the Box, Inc.	6,300	132,930
*JAKKS Pacific, Inc.	3,300	38,049
*Jarden Corp.	7,825	192,886
*Jo-Ann Stores, Inc.	2,773	64,611
#Johnson Controls, Inc.	53,551	1,385,900
*Johnson Outdoors, Inc.	1,287	8,417
Jones Apparel Group, Inc.	9,866	135,756
#*Jos. A. Bank Clothiers, Inc.	2,200	80,498
*K12, Inc.	1,700	31,909
KB HOME	9,900	165,231
*Kenneth Cole Productions, Inc. Class A	1,100	8,833
*Kirkland’s, Inc.	1,700	23,477
*Knology, Inc.	3,300	28,380
#*Kohl’s Corp.	33,060	1,605,063
*Kona Grill, Inc.	1,120	4,043
*Krispy Kreme Doughnuts, Inc.	6,700	20,502
*K-Swiss, Inc. Class A	2,837	30,753
*Lakeland Industries, Inc.	1,000	7,610
#*Lamar Advertising Co.	6,615	139,180
*Las Vegas Sands Corp.	52,200	488,070
*La-Z-Boy, Inc.	6,000	40,620
*Learning Tree International, Inc.	2,292	24,593
Leggett & Platt, Inc.	14,897	258,463
#Lennar Corp. Class A	15,800	187,072
*Liberty Global, Inc. Class A	14,837	310,835
*Liberty Global, Inc. Class B	95	2,026
*Liberty Global, Inc. Series C	14,812	308,682
*Liberty Media Corp. - Entertainment Class A	50,852	1,422,330
*Liberty Media Corp. - Entertainment Class B	2,274	64,229
*Liberty Media Corp. Capital Class A	10,116	147,491
*Liberty Media Corp. Interactive Class A	36,200	241,092
*Liberty Media Corp. Interactive Class B	400	2,600
#*Life Time Fitness, Inc.	3,100	78,895
*Lifetime Brands, Inc.	300	1,245
#Limited Brands, Inc.	28,260	365,684
#*Lincoln Educational Services Corp.	3,676	74,843
*Live Nation, Inc.	5,192	30,321
#*Liz Claiborne, Inc.	11,000	34,760
#*LKQ Corp.	12,089	216,877

1330

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lodgenet Entertainment Corp.	1,700	$7,922
*Lodgian, Inc.	400	512
Lowe’s Companies, Inc.	147,590	3,314,871
*Luby’s, Inc.	1,849	8,413
*Lumber Liquidators, Inc.	1,700	27,914
*M/I Homes, Inc.	2,200	28,886
*Mac-Gray Corp.	1,591	19,553
Macy’s, Inc.	41,000	570,310
*Maidenform Brands, Inc.	2,442	33,773
Marcus Corp. (The)	2,400	30,336
*Marine Products Corp.	3,012	16,958
#Marriott International, Inc. Class A	30,137	649,154
*Martha Stewart Living Omnimedia, Inc.	3,500	12,040
*Marvel Entertainment, Inc.	9,400	371,864
Mattel, Inc.	34,665	609,411
Matthews International Corp. Class A	3,400	106,284
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	17,121
McDonald’s Corp.	139,059	7,656,589
McGraw-Hill Companies, Inc.	22,600	708,510
MDC Holdings, Inc.	5,260	185,362
*Media General, Inc. Class A	800	3,720
*Mediacom Communications Corp.	5,481	26,254
Men’s Wearhouse, Inc. (The)	5,635	121,772
Meredith Corp.	3,900	103,233
*Meritage Homes Corp.	3,900	83,460
*MGM Mirage	12,525	90,556
*Midas, Inc.	2,526	24,932
*Modine Manufacturing Co.	2,700	20,655
#*Mohawk Industries, Inc.	7,200	371,376
#*Monarch Casino & Resort, Inc.	2,372	21,514
Monro Muffler Brake, Inc.	2,588	68,815
#*Morgans Hotel Group Co.	2,500	12,150
*Morningstar, Inc.	4,800	212,592
*Morton’s Restaurant Group, Inc.	1,090	3,968
*Movado Group, Inc.	2,362	33,729
*Multimedia Games, Inc.	2,364	13,286
*Nathan’s Famous, Inc.	1,109	14,417
National CineMedia, Inc.	4,700	69,137
National Presto Industries, Inc.	1,200	96,432
*Netflix, Inc.	7,800	342,732
*New Frontier Media, Inc.	2,800	5,880
*New York & Co., Inc.	5,059	18,212
*New York Times Co. Class A (The)	9,400	73,978
#Newell Rubbermaid, Inc.	20,384	262,342
News Corp. Class A	128,412	1,326,496
#News Corp. Class B	73,092	878,566
NIKE, Inc. Class B	45,600	2,582,784
#Nordstrom, Inc.	19,900	526,156
Nutri/System, Inc.	3,600	51,228
#*NVR, Inc.	500	300,575
*O’Charleys, Inc.	1,700	17,663
*Office Depot, Inc.	24,100	109,655
*OfficeMax, Inc.	7,500	69,825
#Omnicom Group, Inc.	26,300	894,200
#*O’Reilly Automotive, Inc.	18,007	732,165
#*Orleans Homebuilders, Inc.	1,545	5,098
*Outdoor Channel Holdings, Inc.	3,807	28,857
#*Overstock.com, Inc.	2,430	32,003
#*P.F. Chang’s China Bistro, Inc.	2,500	84,775
*Pacific Sunwear of California, Inc.	6,200	20,584
*Palm Harbor Homes, Inc.	1,500	3,405

1331

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Panera Bread Co.	3,600	$197,856
*Papa John’s International, Inc.	3,300	83,853
*Peet’s Coffee & Tea, Inc.	1,500	41,205
*Penn National Gaming, Inc.	9,585	303,940
#*Penske Automotive Group, Inc.	8,674	179,378
*Perry Ellis International, Inc.	969	7,471
*PetMed Express, Inc.	3,200	59,392
PetSmart, Inc.	13,200	295,284
Phillips-Van Heusen Corp.	6,591	233,190
*Pinnacle Entertainment, Inc.	6,500	65,195
*Playboy Enterprises, Inc. Class B	3,000	7,170
Polaris Industries, Inc.	2,725	103,196
#Polo Ralph Lauren Corp.	6,100	384,605
*Pomeroy IT Solutions, Inc.	300	1,794
Pool Corp.	3,300	77,946
*Pre-Paid Legal Services, Inc.	1,200	58,524
#*Priceline.com, Inc.	3,600	466,632
PRIMEDIA, Inc.	3,300	7,590
#*Princeton Review, Inc.	4,059	22,000
#Pulte Homes, Inc.	25,810	293,460
*RadioShack Corp.	10,383	161,040
#*Raser Technologies, Inc.	6,300	14,112
*RC2 Corp.	1,400	21,378
*RCN Corp.	4,500	32,760
*Red Lion Hotels Corp.	2,934	15,433
#*Red Robin Gourmet Burgers, Inc.	1,300	24,336
Regal Entertainment Group	15,050	187,222
Regis Corp.	5,100	69,666
*Rent-A-Center, Inc.	9,280	192,653
*Rentrak Corp.	1,137	20,807
*Retail Ventures, Inc.	4,157	13,843
Ross Stores, Inc.	11,600	511,444
#Royal Caribbean Cruises, Ltd.	18,000	261,360
*Rubio’s Restaurants, Inc.	1,297	7,847
*Ruby Tuesday, Inc.	5,500	41,140
*Ruth’s Hospitality Group, Inc.	1,700	6,664
Ryland Group, Inc.	3,100	61,907
*Saga Communications, Inc.	507	2,773
*Saks, Inc.	6,010	30,771
#*Sally Beauty Holdings, Inc.	17,450	121,801
Scholastic Corp.	2,600	58,630
*Scientific Games Corp.	6,970	125,599
Scripps Networks Interactive	12,399	400,240
*Sealy Corp.	4,500	11,430
#*Sears Holdings Corp.	10,785	715,477
Service Corp. International	28,770	181,826
Sherwin-Williams Co.	14,800	854,700
*Shiloh Industries, Inc.	3,192	15,673
*Shoe Carnival, Inc.	1,463	18,288
*Shuffle Master, Inc.	6,626	47,707
*Shutterfly, Inc.	4,000	64,240
*Signet Jewelers, Ltd. ADR	7,900	174,432
*Skechers U.S.A., Inc. Class A	3,800	52,554
Skyline Corp.	800	19,416
*Smith & Wesson Holding Corp.	4,800	29,088
Snap-On, Inc.	6,470	230,526
*Sonic Automotive, Inc.	1,901	23,382
#*Sonic Corp.	5,738	63,290
#Sotheby’s Class A	5,800	87,406
Spartan Motors, Inc.	3,375	23,625
Speedway Motorsports, Inc.	5,200	82,992

1332

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Sport Supply Group, Inc.	2,340	$22,979
Stage Stores, Inc.	3,250	40,560
#*Stamps.com, Inc.	1,943	16,768
*Standard Motor Products, Inc.	1,900	21,223
*Stanley Furniture, Inc.	1,979	21,769
Stanley Works (The)	8,557	343,564
#Staples, Inc.	65,450	1,375,759
#*Starbucks Corp.	73,430	1,299,711
#Starwood Hotels & Resorts Worldwide, Inc.	15,900	375,399
*Steak n Shake Co. (The)	4,300	43,946
*Stein Mart, Inc.	4,300	47,429
*Steinway Musical Instruments, Inc.	900	10,296
#*Steven Madden, Ltd.	2,250	72,135
Stewart Enterprises, Inc.	8,882	43,433
#Strayer Education, Inc.	1,700	361,046
Sturm Ruger & Co., Inc.	3,300	41,184
Superior Industries International, Inc.	1,700	26,826
*Systemax, Inc.	6,196	80,734
#*Talbots, Inc.	5,170	25,902
*Tandy Brand Accessories, Inc.	700	1,680
*Tandy Leather Factory, Inc.	663	1,740
Target Corp.	81,634	3,560,875
*Tempur-Pedic International, Inc.	7,700	114,191
*Tenneco Automotive, Inc.	5,600	90,552
#*Texas Roadhouse, Inc.	8,700	96,831
Thor Industries, Inc.	6,800	162,588
*Ticketmaster Entertainment, Inc.	64	518
Tiffany & Co.	14,000	417,620
*Timberland Co. Class A	5,500	75,020
Time Warner Cable, Inc.	59,835	1,978,145
Time Warner, Inc.	123,736	3,298,802
TJX Companies, Inc. (The)	55,650	2,016,200
#*Toll Brothers, Inc.	18,660	364,990
*Town Sports International Holdings, Inc.	3,500	11,795
#*Tractor Supply Co.	4,109	197,109
*True Religion Apparel, Inc.	2,500	55,900
*TRW Automotive Holdings Corp.	10,900	183,447
*Tuesday Morning Corp.	3,100	14,384
Tupperware Corp.	6,100	207,827
*Ulta Salon, Cosmetics & Fragrance, Inc.	4,600	52,118
#*Under Armour, Inc. Class A	3,200	77,728
Unifirst Corp.	1,740	67,721
*Universal Electronics, Inc.	1,700	35,887
*Universal Technical Institute, Inc.	1,500	23,805
#*Urban Outfitters, Inc.	15,300	367,812
V.F. Corp.	11,250	727,762
*Vail Resorts, Inc.	5,400	154,494
*Valassis Communications, Inc.	3,990	45,446
Value Line, Inc.	400	12,716
*VCG Holding Corp.	1,800	3,636
#*Viacom, Inc. Class A	4,800	118,464
*Viacom, Inc. Class B	66,300	1,535,508
#*Volcom, Inc.	1,526	18,510
WABCO Holdings, Inc.	5,443	103,471
#*Warnaco Group, Inc.	5,980	217,253
*Warner Music Group Corp.	8,200	46,084
#Weight Watchers International, Inc.	5,600	156,128
*Wendy’s/Arby’s Group, Inc.	48,718	223,128
#*West Marine, Inc.	2,681	23,834
*Wet Seal, Inc. Class A (The)	11,405	37,636
#Whirlpool Corp.	7,500	428,175

1333

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Wiley (John) & Sons, Inc. Class A	5,300	$169,017
*Williams Controls, Inc.	600	3,600
Williams-Sonoma, Inc.	10,760	151,286
*Winmark Corp.	300	5,355
*Winnebago Industries, Inc.	1,700	17,884
#*WMS Industries, Inc.	5,290	191,286
Wolverine World Wide, Inc.	5,450	131,345
World Wrestling Entertainment, Inc.	3,100	40,703
Wyndham Worldwide Corp.	18,900	263,655
#*Wynn Resorts, Ltd.	5,760	294,739
Yum! Brands, Inc.	49,017	1,738,143
#*Zumiez, Inc.	3,400	32,470

Total Consumer Discretionary		118,145,262

Consumer Staples — (10.1%)
Alberto-Culver Co.	10,350	265,167
Alico, Inc.	1,200	37,968
*Alliance One International, Inc.	14,189	58,742
Altria Group, Inc.	251,815	4,414,317
#*American Italian Pasta Co.	1,122	35,298
Andersons, Inc. (The)	400	12,888
#Archer-Daniels-Midland Co.	70,790	2,132,195
#Avon Products, Inc.	34,900	1,130,062
B&G Foods, Inc.	4,970	41,500
*Bare Escentuals, Inc.	8,022	71,075
#*BJ’s Wholesale Club, Inc.	7,400	246,790
#*Boston Beer Co., Inc. Class A	1,400	43,666
Brown-Forman Corp. Class A	8,170	384,235
Brown-Forman Corp. Class B	11,086	487,230
Bunge, Ltd.	6,870	480,694
*Calavo Growers, Inc.	1,800	36,540
#Cal-Maine Foods, Inc.	2,100	61,803
Campbell Soup Co.	39,303	1,219,572
Casey’s General Stores, Inc.	6,290	172,535
*Central European Distribution Corp.	4,275	122,735
*Central Garden & Pet Co.	2,800	34,328
*Central Garden & Pet Co. Class A	7,529	85,002
*Chattem, Inc.	2,100	131,607
*Chiquita Brands International, Inc.	4,900	60,025
#Church & Dwight Co., Inc.	8,450	498,381
Clorox Co.	16,371	998,795
Coca-Cola Co.	247,656	12,343,175
Coca-Cola Enterprises, Inc.	55,144	1,036,156
Colgate-Palmolive Co.	62,800	4,549,232
ConAgra, Inc.	51,029	1,001,699
*Constellation Brands, Inc. Class A	21,012	287,024
Corn Products International, Inc.	9,233	258,524
Costco Wholesale Corp.	33,800	1,673,100
CVS Caremark Corp.	164,647	5,512,382
*Darling International, Inc.	8,700	61,422
*Dean Foods Co.	16,650	352,814
Del Monte Foods Co.	26,420	255,217
Diamond Foods, Inc.	2,435	68,667
#*Dr Pepper Snapple Group, Inc.	29,420	724,026
*Elizabeth Arden, Inc.	3,500	33,600
*Energizer Holdings, Inc.	5,900	377,954
#Estee Lauder Companies, Inc.	11,200	408,128
Farmer Brothers Co.	2,399	53,930
#Flowers Foods, Inc.	12,158	287,294
*Fresh Del Monte Produce, Inc.	5,939	127,154
General Mills, Inc.	43,755	2,577,607

1334

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Great Atlantic & Pacific Tea, Inc.	4,751	$27,413
#*Green Mountain Coffee, Inc.	4,786	337,126
#*Hain Celestial Group, Inc.	5,015	83,299
#*Hansen Natural Corp.	6,324	196,107
#Heinz (H.J.) Co.	29,400	1,130,724
Herbalife, Ltd.	4,900	168,609
Hershey Co. (The)	19,919	795,764
Hormel Foods Corp.	17,730	636,684
*HQ Sustainable Maritime Industries, Inc.	1,600	13,712
Imperial Sugar Co.	1,726	22,939
Ingles Market, Inc. Class A	1,610	26,903
Inter Parfums, Inc.	3,152	32,213
J & J Snack Foods Corp.	2,691	116,628
J.M. Smucker Co.	12,176	609,165
Kellogg Co.	35,200	1,672,000
Kimberly-Clark Corp.	39,010	2,280,134
Kraft Foods, Inc.	165,324	4,685,282
Kroger Co. (The)	68,300	1,460,254
Lancaster Colony Corp.	2,988	136,074
Lance, Inc.	4,400	111,496
*Lifeway Foods, Inc.	1,134	14,787
Lorillard, Inc.	19,860	1,464,079
Mannatech, Inc.	2,370	8,319
McCormick & Co., Inc.	12,914	416,089
McCormick & Co., Inc. Voting Common Stock	607	19,794
*Medifast, Inc.	3,000	44,850
Molson Coors Brewing Co.	18,950	856,730
Nash-Finch Co.	1,300	39,910
*National Beverage Corp.	5,976	63,764
*Natural Alternatives International, Inc.	1,000	6,455
*NBTY, Inc.	12,200	441,640
Nu Skin Enterprises, Inc. Class A	6,010	108,240
*Nutraceutical International Corp.	1,559	19,410
Oil-Dri Corp. of America	641	10,096
*Omega Protein Corp.	2,400	9,264
*Overhill Farms, Inc.	2,000	11,440
*Pantry, Inc.	3,200	56,160
PepsiAmericas, Inc.	15,500	415,090
PepsiCo, Inc.	171,379	9,725,758
Philip Morris International, Inc.	203,100	9,464,460
*Prestige Brands Holdings, Inc.	4,300	28,079
*PriceSmart, Inc.	3,522	57,444
Procter & Gamble Co.	372,129	20,656,881
*Ralcorp Holdings, Inc.	6,595	418,848
Reliv’ International, Inc.	1,707	5,462
*Revlon, Inc.	4,600	27,876
Reynolds American, Inc.	30,897	1,344,328
Rocky Mountain Chocolate Factory, Inc.	950	7,705
Ruddick Corp.	5,200	122,200
Safeway, Inc.	48,900	925,677
Sanderson Farms, Inc.	2,650	107,802
*Sanfilippo (John B.) & Son, Inc.	1,596	13,885
#Sara Lee Corp.	47,053	500,644
*Smart Balance, Inc.	8,534	52,313
*Smithfield Foods, Inc.	15,600	211,380
Spartan Stores, Inc.	2,074	26,734
#*Star Scientific, Inc.	7,257	7,475
SUPERVALU, Inc.	22,214	329,434
*Susser Holdings Corp.	2,446	28,789
#Sysco Corp.	44,500	1,057,320
Tasty Baking Co.	400	2,888

1335

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Tootsie Roll Industries, Inc.	5,291	$127,778
#*TreeHouse Foods, Inc.	5,030	163,224
Tyson Foods, Inc. Class A	33,226	379,773
*United Natural Foods, Inc.	4,776	129,095
United-Guardian, Inc.	600	5,640
Universal Corp.	3,300	125,631
*USANA Health Services, Inc.	1,310	43,688
#Vector Group, Ltd.	7,423	110,306
Walgreen Co.	98,925	3,071,621
Wal-Mart Stores, Inc.	331,796	16,549,984
WD-40 Co.	1,600	48,368
Weis Markets, Inc.	3,501	115,778
#Whole Foods Market, Inc.	12,983	314,059
*Winn-Dixie Stores, Inc.	7,529	106,686

Total Consumer Staples		130,215,911

Energy — (9.5%)
*Adams Resources & Energy, Inc.	600	9,390
#Alon USA Energy, Inc.	7,600	76,228
#*Alpha Natural Resources, Inc.	8,070	268,812
Anadarko Petroleum Corp.	53,050	2,557,010
Apache Corp.	37,225	3,125,039
*Approach Resources, Inc.	1,300	9,113
#Arch Coal, Inc.	11,400	198,474
*Arena Resources, Inc.	4,136	134,958
*Atlas America, Inc.	4,638	93,270
*ATP Oil & Gas Corp.	1,979	15,337
#*Atwood Oceanics, Inc.	6,200	178,808
Baker Hughes, Inc.	30,400	1,231,200
*Basic Energy Services, Inc.	4,350	29,362
Berry Petroleum Corp. Class A	4,900	116,228
*Bill Barrett Corp.	4,720	149,105
BJ Services Co.	25,800	365,844
#*Bolt Technology Corp.	1,050	11,865
*BPZ Resources, Inc.	7,200	51,840
*Brigham Exploration Co.	7,900	38,552
*Bristow Group, Inc.	3,356	111,084
#*Bronco Drilling Co., Inc.	3,500	14,700
Cabot Oil & Gas Corp.	12,169	427,497
*Cal Dive International, Inc.	11,637	103,918
#*Cameron International Corp.	22,600	705,798
CARBO Ceramics, Inc.	3,050	127,154
#*Carrizo Oil & Gas, Inc.	3,100	58,900
#*Cheniere Energy, Inc.	6,400	19,008
#Chesapeake Energy Corp.	55,838	1,197,167
Chevron Corp.	222,444	15,453,185
Cimarex Energy Co.	7,133	255,219
*Clayton Williams Energy, Inc.	1,100	21,208
*Clean Energy Fuels Corp.	6,800	62,832
*CNX Gas Corp.	19,101	561,378
*Comstock Resources, Inc.	5,500	211,750
*Concho Resources, Inc.	10,600	325,420
ConocoPhillips	142,573	6,231,866
CONSOL Energy, Inc.	16,800	596,904
#*Contango Oil & Gas Co.	2,236	103,728
#*Continental Resources, Inc.	9,190	310,898
*CREDO Petroleum Corp.	1,676	21,218
*Crosstex Energy, Inc.	5,400	20,898
*CVR Energy, Inc.	4,800	40,992
*Dawson Geophysical Co.	600	18,246
Delek US Holdings, Inc.	6,500	55,380

1336

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CONTINUED

	Shares	Value†
Energy — (Continued)
*Denbury Resources, Inc.	27,780	$461,148
Devon Energy Corp.	49,606	2,881,613
#Diamond Offshore Drilling, Inc.	14,300	1,285,141
*Double Eagle Petroleum Co.	267	1,103
*Dresser-Rand Group, Inc.	9,700	282,367
*Dril-Quip, Inc.	4,000	169,160
El Paso Corp.	35,300	355,118
*Encore Acquisition Co.	6,225	221,610
*ENGlobal Corp.	3,900	18,915
ENSCO International, Inc.	14,091	533,908
#EOG Resources, Inc.	27,500	2,035,825
*Evolution Petroleum Corp.	4,053	12,159
*EXCO Resources, Inc.	19,250	264,495
*Exterran Holdings, Inc.	6,418	111,609
Exxon Mobil Corp.	550,543	38,752,722
#*FMC Technologies, Inc.	12,382	538,617
#*Forest Oil Corp.	7,889	132,930
#Foundation Coal Holdings, Inc.	700	25,151
Frontier Oil Corp.	11,517	160,086
*FX Energy, Inc.	6,300	25,137
General Maritime Corp.	5,176	43,116
*Geokinetics, Inc.	900	13,086
#*GeoResources, Inc.	2,107	22,060
*Global Industries, Ltd.	11,300	77,179
#*GMX Resources, Inc.	400	4,652
#*Goodrich Petroleum Corp.	2,870	73,615
Gulf Island Fabrication, Inc.	1,100	15,950
*Gulfmark Offshore, Inc.	2,800	89,600
*Gulfport Energy Corp.	4,900	34,153
Halliburton Co.	63,823	1,409,850
*Harvest Natural Resources, Inc.	4,500	29,115
*Helix Energy Solutions Group, Inc.	10,266	107,690
Helmerich & Payne, Inc.	12,821	440,530
*Hercules Offshore, Inc.	3,100	14,694
Hess Corp.	34,500	1,904,400
*HKN, Inc.	866	2,096
Holly Corp.	5,500	116,985
*Hornbeck Offshore Services, Inc.	2,700	58,806
*International Coal Group, Inc.	6,282	19,474
#*ION Geophysical Corp.	8,700	23,403
*James River Coal Co.	2,490	46,239
*Key Energy Group, Inc.	13,200	91,608
Lufkin Industries, Inc.	1,700	77,180
Marathon Oil Corp.	76,584	2,469,834
*Mariner Energy, Inc.	10,053	120,535
#Massey Energy Co.	6,800	180,880
*Matrix Service Co.	2,900	29,377
*McMoran Exploration Co.	1,231	7,829
*Mitcham Industries, Inc.	1,600	7,136
#Murphy Oil Corp.	19,424	1,130,477
*Nabors Industries, Ltd.	23,657	402,642
*NATCO Group, Inc. Class A	2,030	73,202
#*National-Oilwell, Inc.	39,732	1,427,968
*Natural Gas Services Group, Inc.	1,600	22,064
*Newfield Exploration Co.	13,600	534,888
*Newpark Resources, Inc.	9,500	24,985
Noble Energy, Inc.	18,861	1,152,784
*Northern Oil & Gas, Inc.	3,400	22,406
Occidental Petroleum Corp.	87,288	6,227,126
*Oceaneering International, Inc.	5,600	285,152
*Oil States International, Inc.	6,100	165,432

1337

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Overseas Shipholding Group, Inc.	2,700	$92,745
Panhandle Royalty Co.	600	15,126
*Parker Drilling Co.	11,381	52,580
*Patriot Coal Corp.	7,492	62,708
Patterson-UTI Energy, Inc.	15,495	213,986
Peabody Energy Corp.	27,433	908,307
Penn Virginia Corp.	2,200	42,262
#*Petrohawk Energy Corp.	30,804	747,921
*Petroleum Development Corp.	800	13,472
*PHI, Inc. Non-Voting	1,871	40,863
*Pioneer Drilling Co.	3,200	14,016
Pioneer Natural Resources Co.	11,907	339,945
*Plains Exploration & Production Co.	12,193	349,329
*Pride International, Inc.	19,786	496,035
#*Quicksilver Resources, Inc.	13,400	153,564
Range Resources Corp.	16,500	765,765
*Rex Energy Corp.	4,000	23,680
*Rosetta Resources, Inc.	5,600	58,072
Rowan Companies, Inc.	8,400	179,172
RPC, Inc.	10,300	84,666
#*SandRidge Energy, Inc.	17,900	167,365
Schlumberger, Ltd.	111,700	5,975,950
*SEACOR Holdings, Inc.	2,700	214,596
Smith International, Inc.	19,981	502,123
#Southern Union Co.	10,948	212,173
*Southwestern Energy Co.	32,040	1,327,417
Spectra Energy Corp.	29,432	540,371
#St. Mary Land & Exploration Co.	7,000	167,090
Sunoco, Inc.	12,687	313,242
*Superior Energy Services, Inc.	8,200	136,038
#*Superior Well Services, Inc.	2,100	13,713
*Swift Energy Corp.	2,030	39,991
*T-3 Energy Services, Inc.	2,800	37,940
#Tesoro Petroleum Corp.	16,017	209,663
*TETRA Technologies, Inc.	8,150	62,836
*TGC Industries, Inc.	2,467	11,250
Tidewater, Inc.	6,700	301,500
*Union Drilling, Inc.	1,000	7,150
#*Unit Corp.	4,600	145,774
#*USEC, Inc.	15,699	60,755
*VAALCO Energy, Inc.	7,100	31,453
Valero Energy Corp.	54,004	972,072
#*Venoco, Inc.	4,501	39,789
W&T Offshore, Inc.	4,700	50,243
#*Western Refining, Inc.	9,500	61,845
*Westmoreland Coal Co.	937	7,393
*Whiting Petroleum Corp.	5,250	241,290
*Willbros Group, Inc.	4,500	62,055
Williams Companies, Inc. (The)	40,900	682,621
#World Fuel Services Corp.	3,475	152,413
XTO Energy, Inc.	59,373	2,388,576

Total Energy		122,776,696

Financials — (10.0%)
1st Source Corp.	2,550	42,100
Abington Bancorp, Inc.	3,523	28,818
Advance America Cash Advance Centers, Inc.	5,900	32,568
#*Affiliated Managers Group, Inc.	3,850	254,177
*Affirmative Insurance Holdings, Inc.	1,600	6,240
AFLAC, Inc.	25,394	961,417
*Allegheny Corp.	859	232,360

1338

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Allied World Assurance Co. Holdings, Ltd.	5,300	$230,338
Allstate Corp.	28,267	760,665
*American Equity Investment Life Holding Co.	2,290	16,580
#American Express Co.	81,900	2,320,227
American Financial Group, Inc.	13,698	334,094
American National Insurance Co.	2,477	195,807
American Physicians Capital, Inc.	900	40,041
American River Bankshares	882	7,938
*American Safety Insurance Holdings, Ltd.	1,000	16,430
*AmeriCredit Corp.	15,090	236,762
Ameriprise Financial, Inc.	21,740	604,372
Ameris Bancorp	1,900	12,312
*Amerisafe, Inc.	2,988	49,690
*AmeriServe Financial, Inc.	100	176
AmTrust Financial Services, Inc.	7,200	87,984
AON Corp.	29,735	1,173,046
*Arch Capital Group, Ltd.	6,970	433,464
*Argo Group International Holdings, Ltd.	4,380	147,168
Arrow Financial Corp.	1,596	44,736
Aspen Insurance Holdings, Ltd.	9,590	238,503
#*Asset Acceptance Capital Corp.	3,597	27,841
Associated Banc-Corp.	15,175	164,497
Assurant, Inc.	12,600	321,552
Assured Guaranty, Ltd.	11,500	160,655
ASTA Funding, Inc.	400	2,564
Astoria Financial Corp.	7,820	75,932
Atlantic Coast Federal Corp.	1,599	3,006
*Avatar Holdings, Inc.	1,000	21,450
Axis Capital Holdings, Ltd.	16,440	467,882
*B of I Holding, Inc.	900	6,345
BancFirst Corp.	1,800	64,494
*Bancorp, Inc. (The)	1,400	10,066
#BancorpSouth, Inc.	9,703	218,317
#BancTrust Financial Group, Inc.	2,903	8,041
Bank Mutual Corp.	6,120	60,221
Bank of America Corp.	616,700	9,120,993
*Bank of Florida Corp.	1,400	4,746
*Bank of Granite Corp.	1,506	3,388
#Bank of Hawaii Corp.	4,500	172,665
Bank of New York Mellon Corp.	117,414	3,210,099
Bank of the Ozarks, Inc.	2,340	59,155
BankFinancial Corp.	2,730	29,074
Banner Corp.	1,200	4,812
#BB&T Corp.	45,678	1,045,113
*Beneficial Mutual Bancorp, Inc.	8,400	75,012
Berkshire Hills Bancorp, Inc.	1,568	35,844
BGC Partners, Inc. Class A	4,100	18,737
#BlackRock, Inc.	11,112	2,117,280
BOK Financial Corp.	7,669	321,254
Boston Private Financial Holdings, Inc.	7,520	34,442
*Broadpoint Gleacher Securities, Inc.	10,695	66,630
Brookline Bancorp, Inc.	6,300	73,395
Brooklyn Federal Bancorp, Inc.	100	1,247
Brown & Brown, Inc.	15,297	293,396
Cadence Financial Corp.	1,530	2,295
Camden National Corp.	900	30,213
Capital City Bank Group, Inc.	1,069	17,061
Capital One Financial Corp.	29,401	902,611
Capital Southwest Corp.	344	28,232
Capitol Federal Financial	9,389	345,797
Cardinal Financial Corp.	3,905	30,420

1339

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cardtronics, Inc.	3,400	$14,314
Cascade Financial Corp.	200	338
Cash America International, Inc.	2,635	70,434
Cathay General Bancorp	2,550	23,256
#*CB Richard Ellis Group, Inc.	25,065	273,208
Center Bancorp, Inc.	1,708	15,389
*Center Financial Corp.	2,200	7,238
Centerstate Banks, Inc.	400	2,796
*Central Jersey Bancorp	1,260	7,169
Charles Schwab Corp. (The)	116,900	2,089,003
Chemical Financial Corp.	3,399	73,860
Chubb Corp.	41,247	1,904,786
Cincinnati Financial Corp.	19,567	472,543
#*CIT Group, Inc.	26,600	23,142
Citigroup, Inc.	164,932	522,834
Citizens Community Bancorp, Inc.	600	3,492
#*Citizens, Inc.	6,415	45,033
City Holding Co.	1,500	48,330
City National Corp.	3,200	126,208
Clifton Savings Bancorp, Inc.	4,183	45,135
CME Group, Inc.	5,000	1,394,150
#CNA Financial Corp.	26,036	443,914
*CNA Surety Corp.	5,500	86,460
CoBiz Financial, Inc.	3,100	13,981
Cohen & Steers, Inc.	4,200	76,734
Columbia Banking System, Inc.	2,213	26,866
Comerica, Inc.	16,300	388,592
Commerce Bancshares, Inc.	7,555	276,966
Community Bank System, Inc.	3,381	61,298
Community Trust Bancorp, Inc.	1,590	43,168
*CompuCredit Holdings Corp.	5,700	17,043
Consolidated-Tokoma Land Co.	681	25,388
*Credit Acceptance Corp.	1,600	42,384
#Cullen Frost Bankers, Inc.	6,720	322,762
CVB Financial Corp.	5,813	43,830
Danvers Bancorp, Inc.	2,535	31,814
Delphi Financial Group, Inc. Class A	4,900	116,767
*Diamond Hill Investment Group, Inc.	293	16,596
Dime Community Bancshares	2,700	32,508
Discover Financial Services	51,300	609,444
#*Dollar Financial Corp.	1,400	21,980
Donegal Group, Inc. Class A	3,297	51,928
#*Doral Financial Corp.	3,300	7,161
Duff & Phelps Corp.	2,200	39,886
East West Bancorp, Inc.	3,446	30,463
Eastern Insurance Holdings, Inc.	1,500	14,310
Eaton Vance Corp.	12,070	345,443
#*eHealth, Inc.	2,800	45,472
EMC Insurance Group, Inc.	1,000	24,190
Employers Holdings, Inc.	3,900	54,288
*Encore Bancshares, Inc.	300	2,424
*Encore Capital Group, Inc.	2,822	34,880
Endurance Specialty Holdings, Ltd.	6,500	216,905
*Enstar Group, Ltd.	1,100	65,835
Enterprise Financial Services Corp.	1,766	19,055
Erie Indemnity Co.	4,600	172,270
ESSA Bancorp, Inc.	2,588	34,860
Evercore Partners, Inc. Class A	1,300	25,571
Everest Re Group, Ltd.	7,400	593,628
F.N.B. Corp.	4,409	34,214
Federal Agriculture Mortgage Corp. Class C	1,781	11,007

1340

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Federated Investors, Inc.	9,062	$234,978
Fidelity National Financial, Inc.	24,299	348,691
*Fidelity Southern Corp.	1,020	2,550
Fifth Third Bancorp.	21,000	199,500
Financial Federal Corp.	2,800	56,784
Financial Institutions, Inc.	600	8,856
*First Acceptance Corp.	6,550	17,161
First American Corp.	9,976	294,791
First Bancorp (318672102)	10,100	31,310
First Bancorp (318910106)	1,500	27,315
First Busey Corp.	2,279	14,244
*First Cash Financial Services, Inc.	4,200	78,960
First Citizens BancShares, Inc.	100	14,203
First Commonwealth Financial Corp.	7,969	53,153
First Community Bancshares, Inc.	1,100	14,960
First Defiance Financial Corp.	1,738	26,470
First Financial Bancorp.	4,812	41,576
#First Financial Bankshares, Inc.	2,990	157,483
First Financial Corp.	1,700	55,233
First Financial Holdings, Inc.	1,825	26,134
First Financial Northwest, Inc.	3,660	28,402
*First Horizon National Corp.	21,928	281,117
*First Marblehead Corp.	700	1,281
First Merchants Corp.	1,745	13,803
First Mercury Financial Corp.	2,596	37,512
First Midwest Bancorp, Inc.	1,400	11,704
First Niagara Financial Group, Inc.	16,396	215,607
First Place Financial Corp.	1,829	5,066
First Security Group, Inc.	1,628	6,268
First South Bancorp, Inc.	1,785	23,026
FirstMerit Corp.	11,023	205,910
Flagstone Reinsurance Holdings, Ltd.	6,700	67,670
Flushing Financial Corp.	1,928	20,456
FNB United Corp.	237	443
*Forest City Enterprises, Inc. Class A	9,404	67,145
*Forest City Enterprises, Inc. Class B	3,286	23,396
*FPIC Insurance Group, Inc.	1,000	34,350
#Franklin Resources, Inc.	27,480	2,436,926
Fulton Financial Corp.	7,359	49,747
*GAINSCO, Inc.	93	1,200
Gallagher (Arthur J.) & Co.	11,527	263,968
GAMCO Investors, Inc.	767	35,014
Genworth Financial, Inc.	29,000	200,100
#German American Bancorp, Inc.	1,900	34,181
GFI Group, Inc.	12,500	80,625
Glacier Bancorp, Inc.	6,234	97,063
Goldman Sachs Group, Inc.	50,300	8,213,990
Great Southern Bancorp, Inc.	1,583	33,243
*Greene Bancshares, Inc.	700	4,165
Greenhill & Co., Inc.	3,700	278,684
*Greenlight Capital Re, Ltd. Class A	3,500	64,155
*Guaranty Bancorp	507	908
*Hallmark Financial Services, Inc.	2,534	16,623
Hampden Bancorp, Inc.	504	5,368
#Hampton Roads Bankshares, Inc.	1,900	9,785
Hancock Holding Co.	3,400	137,326
Hanover Insurance Group, Inc.	5,130	201,660
Harleysville Group, Inc.	4,195	130,129
Harleysville National Corp.	2,611	14,308
*Harris & Harris Group, Inc.	3,600	23,328
Hartford Financial Services Group, Inc.	29,700	489,753

1341

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
HCC Insurance Holdings, Inc.	14,825	$372,107
Heartland Financial USA, Inc.	2,489	41,915
*Heritage Commerce Corp.	1,741	7,086
*Heritage Financial Corp.	905	11,629
Heritage Financial Group	1,785	16,725
*HFF, Inc.	400	1,852
*Hilltop Holdings, Inc.	8,100	97,200
Home Bancshares, Inc.	2,684	58,404
Home Federal Bancorp, Inc.	2,521	28,714
HopFed Bancorp, Inc.	200	2,284
Horace Mann Educators Corp.	2,800	31,780
Hudson City Bancorp, Inc.	59,632	838,426
#Huntington Bancshares, Inc.	6,600	26,994
IBERIABANK Corp.	1,925	90,167
*Independence Holding Co.	2,500	16,625
Independent Bank Corp.	1,972	42,063
Infinity Property & Casualty Corp.	800	33,232
*Interactive Brokers Group, Inc.	4,380	82,300
#*IntercontinentalExchange, Inc.	7,063	664,346
*International Assets Holding Corp.	815	14,507
International Bancshares Corp.	7,740	102,013
*Intervest Bancshares Corp.	254	810
Invesco, Ltd.	39,968	789,368
*Investment Technology Group, Inc.	3,824	85,466
*Investors Bancorp, Inc.	10,052	99,414
IPC Holdings, Ltd.	6,400	185,216
#Janus Capital Group, Inc.	15,300	208,998
#*Jefferies Group, Inc.	17,253	394,404
JMP Group, Inc.	2,391	21,208
Jones Lang LaSalle, Inc.	3,200	121,472
JPMorgan Chase & Co.	409,432	15,824,547
#*KBW, Inc.	3,585	104,646
Kearny Financial Corp.	11,700	132,093
KeyCorp.	48,000	277,440
#K-Fed Bancorp.	1,291	12,097
*Knight Capital Group, Inc.	9,475	175,951
Lakeland Bancorp, Inc.	2,835	25,628
Lakeland Financial Corp.	1,700	33,286
Legacy Bancorp, Inc.	1,200	15,972
#Legg Mason, Inc.	10,740	302,224
#*Leucadia National Corp.	22,600	553,700
Life Partners Holdings, Inc.	1,625	35,068
Lincoln National Corp.	3,650	77,343
Loews Corp.	53,656	1,610,753
*Louisiana Bancorp, Inc.	200	2,700
#M&T Bank Corp.	8,986	524,064
#*Macatawa Bank Corp.	4,110	11,344
MainSource Financial Group, Inc.	1,600	10,736
#*Markel Corp.	1,093	344,918
*Market Leader, Inc.	900	1,728
*MarketAxess Holdings, Inc.	3,416	35,731
*Marlin Business Services, Inc.	2,700	18,198
Marsh & McLennan Cos., Inc.	48,087	981,937
Marshall & Ilsley Corp.	12,160	73,446
Max Capital Group, Ltd.	2,600	51,922
MB Financial, Inc.	2,100	28,875
#*MBIA, Inc.	25,900	108,521
MBT Financial Corp.	1,485	3,133
*MCG Capital Corp.	4,800	16,464
Meadowbrook Insurance Group, Inc.	7,513	59,428
Medallion Financial Corp.	3,200	25,120

1342

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Mercer Insurance Group, Inc.	1,116	$20,367
Merchants Bancshares, Inc.	894	22,162
Mercury General Corp.	6,241	218,872
*Meridian Interstate Bancorp, Inc.	2,501	23,059
MetLife, Inc.	74,944	2,544,349
*Metro BanCorp, Inc.	200	3,638
#*MF Global, Ltd.	12,100	77,198
#*MGIC Investment Corp.	11,500	75,900
#MidSouth Bancorp, Inc.	900	15,120
Montpelier Re Holdings, Ltd.	9,900	155,232
Moody’s Corp.	23,770	564,300
Morgan Stanley	110,983	3,163,015
*MSCI, Inc.	8,777	245,317
#*Nara Bancorp, Inc.	106	625
*NASDAQ OMX Group, Inc. (The)	18,830	397,878
*National Financial Partners Corp.	3,900	29,250
National Interstate Corp.	1,900	34,238
National Penn Bancshares, Inc.	3,744	18,645
*Navigators Group, Inc.	2,300	113,413
NBT Bancorp, Inc.	3,984	91,393
*Nelnet, Inc. Class A	2,640	37,726
New England Bancshares, Inc.	1,000	6,140
New Westfield Financial, Inc.	5,000	48,600
#New York Community Bancorp, Inc.	33,635	367,967
NewAlliance Bancshares, Inc.	12,800	156,800
#*NewStar Financial, Inc.	3,503	9,423
Northeast Community Bancorp, Inc.	1,876	14,333
#Northern Trust Corp.	24,300	1,453,383
Northfield Bancorp, Inc.	5,398	64,614
Northrim Bancorp, Inc.	600	8,820
Northwest Bancorp, Inc.	4,671	95,709
NYMAGIC, Inc.	100	1,729
NYSE Euronext, Inc.	23,893	643,916
OceanFirst Financial Corp.	300	3,651
#*Ocwen Financial Corp.	8,900	126,825
Odyssey Re Holdings Corp.	8,500	392,700
#Old National Bancorp	7,836	88,547
Old Republic International Corp.	27,487	284,216
#Old Second Bancorp, Inc.	700	3,542
OneBeacon Insurance Group, Ltd.	2,900	32,770
optionsXpress Holding, Inc.	6,334	114,455
Oriental Financial Group, Inc.	2,300	32,453
*Oritani Financial Corp.	5,647	77,138
Pacific Capital Bancorp	1,191	2,525
*Pacific Mercantile Bancorp	1,425	4,631
#PacWest Bancorp	2,792	44,895
Park National Corp.	1,500	95,625
PartnerRe, Ltd.	7,000	480,130
Patriot National Bancorp.	200	600
Peapack-Gladstone Financial Corp.	1,228	23,366
#*Penson Worldwide, Inc.	2,800	32,676
Peoples Bancorp, Inc.	1,397	25,579
*People’s United Financial, Inc.	44,900	729,625
#*PHH Corp.	8,304	152,212
*PICO Holdings, Inc.	1,800	54,594
*Pinnacle Financial Partners, Inc.	2,100	32,760
*Piper Jaffray Companies, Inc.	1,004	46,043
Platinum Underwriters Holdings, Ltd.	5,687	191,936
*PMA Capital Corp. Class A	4,497	26,083
*PMI Group, Inc.	6,810	15,663
PNC Financial Services Group, Inc.	33,318	1,221,438

1343

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Popular, Inc.	3,400	$4,318
#*Portfolio Recovery Associates, Inc.	2,000	92,300
*Preferred Bank	940	3,610
Presidential Life Corp.	3,200	28,608
#Principal Financial Group, Inc.	27,200	644,640
PrivateBancorp, Inc.	2,300	57,109
*ProAssurance Corp.	3,800	192,964
*Progressive Corp.	69,836	1,088,045
Prosperity Bancshares, Inc.	5,500	184,305
Protective Life Corp.	6,000	89,700
Provident Financial Holdings, Inc.	100	760
Provident Financial Services, Inc.	5,262	62,302
Provident New York Bancorp	4,435	43,019
Prudential Financial, Inc.	44,090	1,951,864
QC Holdings, Inc.	2,796	14,875
Radian Group, Inc.	8,700	28,971
#Raymond James Financial, Inc.	10,975	225,207
Regions Financial Corp.	49,980	220,912
Reinsurance Group of America, Inc.	9,137	379,186
#RenaissanceRe Holdings, Ltd.	6,600	331,650
Renasant Corp.	2,422	36,064
Republic Bancorp, Inc. Class A	105	2,532
*Republic First Bancorp, Inc.	1,100	7,777
Resource America, Inc.	2,228	13,390
*Riskmetrics Group, Inc.	5,200	94,848
*Riverview Bancorp, Inc.	1,705	5,814
RLI Corp.	3,030	150,318
Rockville Financial, Inc.	2,463	30,640
Roma Financial Corp.	4,086	52,628
Rome Bancorp, Inc.	497	4,354
S&T Bancorp, Inc.	3,551	48,684
S.Y. Bancorp, Inc.	2,030	49,897
Safety Insurance Group, Inc.	2,200	70,972
Sanders Morris Harris Group, Inc.	3,300	19,239
Sandy Spring Bancorp, Inc.	1,969	31,898
SCBT Financial Corp.	933	23,969
*Seabright Insurance Holdings	2,360	22,939
Seacoast Banking Corp. of Florida	2,800	6,048
SEI Investments Co.	18,378	347,344
Selective Insurance Group, Inc.	5,100	76,194
*SI Financial Group, Inc.	1,500	6,900
#*Signature Bank	3,760	110,845
Simmons First National Corp. Class A	1,872	56,123
#*SLM Corp.	22,268	197,963
Smithtown Bancorp, Inc.	1,563	18,068
Somerset Hills Bancorp	945	7,466
*Southern Community Financial Corp.	900	2,682
Southside Bancshares, Inc.	1,793	40,594
Southwest Bancorp, Inc.	1,600	16,112
*Specialty Underwriters’ Alliance, Inc.	792	5,251
#*St. Joe Co. (The)	8,102	228,152
*StanCorp Financial Group, Inc.	4,400	151,448
State Auto Financial Corp.	4,848	83,822
State Bancorp, Inc.	2,047	18,055
#State Street Corp.	42,908	2,158,272
StellarOne Corp.	2,851	42,024
Sterling Bancorp	1,499	12,097
Sterling Bancshares, Inc.	8,000	64,560
*Sterling Financial Corp.	3,920	10,937
*Stewart Information Services Corp.	900	12,393
*Stifel Financial Corp.	3,747	187,088

1344

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Student Loan Corp.	2,000	$89,900
Suffolk Bancorp	900	26,550
*Sun Bancorp, Inc.	2,137	9,552
#SunTrust Banks, Inc.	23,201	452,420
Susquehanna Bancshares, Inc.	6,230	32,770
#*SVB Financial Group.	3,491	123,058
SWS Group, Inc.	1,770	24,355
Synovus Financial Corp.	12,100	42,471
#T. Rowe Price Group, Inc.	27,425	1,281,022
*Taylor Capital Group, Inc.	730	4,979
TCF Financial Corp.	12,396	175,279
#*TD Ameritrade Holding Corp.	56,759	1,052,312
*Tejon Ranch Co.	900	23,796
*Tennessee Commerce Bancorp, Inc.	700	3,325
•#Teton Advisors, Inc.	5	—
*Texas Capital Bancshares, Inc.	4,203	69,812
TFS Financial Corp.	43,020	477,522
*Thomas Weisel Partners Group, Inc.	3,004	12,767
#*TIB Financial Corp.	945	1,975
*TierOne Corp.	400	924
Tompkins Financial Corp.	1,449	64,452
#Torchmark Corp.	8,400	328,104
#Tower Group, Inc.	4,700	117,359
TowneBank	1,400	18,564
*Tradestation Group, Inc.	5,240	39,248
Transatlantic Holdings, Inc.	5,779	273,404
Travelers Companies, Inc. (The)	67,540	2,908,948
*Tree.com, Inc.	721	7,196
TriCo Bancshares	1,628	27,074
TrustCo Bank Corp.	6,000	37,740
#Trustmark Corp.	7,848	156,175
U.S. Bancorp	113,090	2,308,167
UMB Financial Corp.	5,418	226,039
Umpqua Holdings Corp.	6,773	65,698
Union Bankshares Corp.	2,179	33,818
*United America Indemnity, Ltd.	1,553	8,402
#United Bankshares, Inc.	3,800	76,988
*United Community Banks, Inc.	3,498	23,542
*United Community Financial Corp.	1,363	1,867
United Financial Bancorp, Inc.	2,642	35,086
United Fire & Casualty Co.	2,765	46,480
*United PanAm Financial Corp.	473	1,585
#*United Security Bancshares	1,877	8,634
United Western Bancorp, Inc.	304	2,426
Unitrin, Inc.	3,100	40,889
Universal Insurance Holdings, Inc.	3,536	17,680
Univest Corp. of Pennsylvania	1,893	48,972
Unum Group	35,400	664,458
Validus Holdings, Ltd.	7,730	175,471
#Valley National Bancorp	13,011	165,500
ViewPoint Financial Group	2,523	33,127
#*Virginia Commerce Bancorp, Inc.	2,610	8,352
*Virtus Investment Partners, Inc.	205	3,249
W. R. Berkley Corp.	20,530	476,912
Waddell & Reed Financial, Inc.	9,300	263,841
Washington Banking Co.	959	8,650
Washington Federal, Inc.	8,578	119,492
Washington Trust Bancorp, Inc.	1,700	30,872
*Waterstone Financial, Inc.	2,561	13,317
Webster Financial Corp.	3,300	37,323
Wells Fargo & Co.	342,268	8,371,875

1345

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Wesbanco, Inc.	2,565	$42,759
Wesco Financial Corp.	837	255,243
West Bancorporation	2,033	12,035
Westamerica Bancorporation	3,200	167,232
*Western Alliance Bancorp	4,026	27,900
Westwood Holdings Group, Inc.	1,000	39,040
White Mountains Insurance Group, Ltd.	200	51,600
Whitney Holding Corp.	4,100	35,916
Wilmington Trust Corp.	3,700	42,513
Wilshire Bancorp, Inc.	4,528	33,326
#*Wintrust Financial Corp.	2,250	58,837
#*World Acceptance Corp.	2,400	56,928
Yadkin Valley Financial Corp.	671	4,616
Zenith National Insurance Corp.	3,400	81,158
Zions Bancorporation	6,200	84,196
*ZipRealty, Inc.	3,331	10,359

Total Financials		128,821,203

Health Care — (12.2%)
*A.D.A.M., Inc.	575	1,668
#*Abaxis, Inc.	2,563	68,612
Abbott Laboratories	197,235	8,873,603
*ABIOMED, Inc.	2,981	22,507
*Abraxis Bioscience, Inc.	100	3,075
*Accelrys, Inc.	3,112	18,672
#*Accuray, Inc.	5,600	39,256
#*Acorda Therapeutics, Inc.	3,200	80,832
*Adolor Corp.	9,976	17,757
Aetna, Inc.	46,800	1,262,196
*Affymax, Inc.	2,711	51,807
#*Affymetrix, Inc.	8,729	77,164
*Air Methods Corp.	1,457	42,850
*Albany Molecular Research, Inc.	3,400	32,402
*Alexion Pharmaceuticals, Inc.	8,800	387,640
*Alexza Pharmaceuticals, Inc.	1,456	3,844
#*Align Technology, Inc.	8,300	90,553
#*Alkermes, Inc.	8,370	86,378
#Allergan, Inc.	28,070	1,499,780
*Alliance HealthCare Services, Inc.	5,000	24,650
*Allion Healthcare, Inc.	3,300	24,420
#*Allos Therapeutics, Inc.	10,300	83,121
#*Allscripts-Misys Healthcare Solutions, Inc.	16,100	277,403
*Almost Family, Inc.	1,200	38,064
*Alnylam Pharmaceuticals, Inc.	3,400	79,118
*Alphatec Holdings, Inc.	1,800	6,732
*AMAG Pharmaceuticals, Inc.	2,000	90,820
#*Amedisys, Inc.	3,234	144,592
*America Services Group, Inc.	1,200	20,616
*American Caresource Holding, Inc.	400	1,640
*American Dental Partners, Inc.	1,985	25,984
#*American Medical Systems Holdings, Inc.	9,000	137,610
*AMERIGROUP Corp.	6,100	150,548
#AmerisourceBergen Corp.	40,280	794,322
*Amgen, Inc.	109,971	6,852,293
*AMICAS, Inc.	4,500	13,230
#*Amicus Therapeutics, Inc.	999	11,379
*AMN Healthcare Services, Inc.	6,328	46,068
#*Amsurg Corp.	3,550	73,201
#*Amylin Pharmaceuticals, Inc.	12,880	189,465
*Anadys Pharmaceuticals, Inc.	3,300	8,580
Analogic Corp.	1,841	69,792

1346

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*AngioDynamics, Inc.	3,750	$46,800
*Anika Therapeutics, Inc.	1,888	10,950
*Ardea Biosciences, Inc.	1,242	24,194
#*Arena Pharmaceuticals, Inc.	7,261	37,031
*Arqule, Inc.	6,233	38,146
#*Array BioPharma, Inc.	3,100	11,780
*Aspect Medical Systems, Inc.	1,900	11,894
*Assisted Living Concepts, Inc.	915	13,176
#*Athenahealth, Inc.	2,400	88,656
*AtriCure, Inc.	1,383	4,827
*ATS Medical, Inc.	12,306	42,825
*Auxilium Pharmaceuticals, Inc.	3,800	117,534
#Bard (C.R.), Inc.	12,630	929,189
#Baxter International, Inc.	67,165	3,786,091
Beckman Coulter, Inc.	6,500	409,435
Becton Dickinson & Co.	24,000	1,563,600
*BioClinica, Inc.	2,162	8,086
#*BioCryst Pharmaceuticals, Inc.	2,300	21,160
*Biodel, Inc.	3,100	15,283
#*Biogen Idec, Inc.	31,575	1,501,391
#*BioMarin Pharmaceutical, Inc.	8,900	146,049
*BioMimetic Therapeutics, Inc.	2,915	30,230
*Bio-Rad Laboratories, Inc. Class A	2,213	171,375
#*Bio-Reference Laboratories, Inc.	1,400	44,884
*BioSante Pharmaceuticals, Inc.	3,800	6,954
*BioScrip, Inc.	2,900	17,139
*BioSphere Medical, Inc.	2,293	8,645
#*BMP Sunstone Corp.	3,063	15,223
*Boston Scientific Corp.	134,511	1,444,648
*Bovie Medical Corp.	2,540	22,784
Bristol-Myers Squibb Co.	263,850	5,736,099
*Brookdale Senior Living, Inc.	10,600	113,526
*Bruker BioSciences Corp.	13,390	134,703
#*BSD Medical Corp.	2,800	6,048
#*Cadence Pharmaceuticals, Inc.	4,900	59,290
*Cambrex Corp.	3,827	17,528
*Cantel Medical Corp.	2,444	37,858
*Capital Senior Living Corp.	3,849	18,937
*Caraco Pharmaceutical Laboratories, Ltd.	3,597	11,259
*Cardiac Science Corp.	3,085	12,278
Cardinal Health, Inc.	35,534	1,183,282
*Cardiovascular Systems, Inc.	200	2,008
*CAS Medical Systems, Inc.	1,900	3,230
*Catalyst Health Solutions, Inc.	3,800	97,964
*Celera Corp.	9,599	57,594
*Celgene Corp.	44,882	2,556,479
#*Celldex Therapeutics, Inc.	2,100	15,960
*Centene Corp.	4,800	92,688
#*Cephalon, Inc.	8,967	525,915
#*Cepheid, Inc.	4,900	51,793
#*Cerner Corp.	8,500	553,180
#*Charles River Laboratories International, Inc.	6,400	211,648
Chemed Corp.	2,300	101,430
#Cigna Corp.	27,500	781,000
*Clinical Data, Inc.	2,347	34,759
*CombiMatrix Corp.	1,107	7,328
#*Community Health Systems, Inc.	8,800	249,216
Computer Programs & Systems, Inc.	1,556	60,606
*Conceptus, Inc.	3,600	60,444
*CONMED Corp.	2,235	39,291
*Continucare Corp.	6,300	18,396

1347

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Cooper Companies, Inc.	4,865	$133,496
*Corvel Corp.	1,400	34,188
#*Covance, Inc.	6,600	363,990
*Coventry Health Care, Inc.	15,263	351,049
*Cross Country Healthcare, Inc.	1,700	14,195
*CryoLife, Inc.	3,061	15,550
*Cubist Pharmaceuticals, Inc.	7,273	144,515
*Cutera, Inc.	1,850	15,448
*Cyberonics, Inc.	2,300	38,203
*Cynosure, Inc. Class A	1,600	15,456
*Cypress Bioscience, Inc.	3,390	29,968
*Cytokinetics, Inc.	964	2,853
#*DaVita, Inc.	12,570	624,729
#*Dendreon Corp.	11,251	272,387
#DENTSPLY International, Inc.	14,300	476,905
*DepoMed, Inc.	3,900	14,898
#*Dexcom, Inc.	5,000	32,300
*Dialysis Corp. of America	2,100	11,991
*Dionex Corp.	2,150	141,706
*Durect Corp.	7,649	17,593
*Dyax Corp.	9,809	37,176
*Dynacq Healthcare, Inc.	300	969
*Eclipsys Corp.	5,300	96,460
*Edwards Lifesciences Corp.	8,600	562,526
Eli Lilly & Co.	104,575	3,648,622
*Emergency Medical Services Corp. Class A	1,900	74,366
#*Emergent Biosolutions, Inc.	4,079	58,574
*Emergent Group, Inc.	1,300	10,400
#*Emeritus Corp.	3,747	43,653
*Endo Pharmaceuticals Holdings, Inc.	13,481	283,236
•*Endo Pharmaceuticals Solutions	8,600	8,514
*Endologix, Inc.	4,500	21,735
Ensign Group, Inc.	3,000	48,060
#*Enzon Pharmaceuticals, Inc.	4,617	37,536
*eResearch Technology, Inc.	4,700	25,615
#*ev3, Inc.	10,059	123,424
#*Exactech, Inc.	1,400	19,950
#*Exelixis, Inc.	8,700	46,545
#*Express Scripts, Inc.	26,754	1,873,850
*Facet Biotech Corp.	3,443	30,367
*Forest Laboratories, Inc.	29,898	772,265
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	4,260
*Genomic Health, Inc.	2,998	50,546
*Genoptix, Inc.	1,900	59,489
*Gen-Probe, Inc.	5,900	219,008
*Gentiva Health Services, Inc.	3,177	67,607
*Genzyme Corp.	29,168	1,513,528
#*Geron Corp.	9,900	79,398
#*Gilead Sciences, Inc.	114,887	5,621,421
#*Greatbatch, Inc.	2,910	64,136
#*GTx, Inc.	2,703	28,436
*Haemonetics Corp.	3,200	188,832
*Halozyme Therapeutics, Inc.	7,600	53,656
*Hanger Orthopedic Group, Inc.	1,800	24,696
*Hansen Medical, Inc.	1,400	5,768
*Harvard Bioscience, Inc.	4,139	17,218
*Health Grades, Inc.	192	918
*Health Management Associates, Inc.	23,724	143,056
*Health Net, Inc.	10,000	135,300
#*HEALTHSOUTH Corp.	7,722	111,197
*HealthSpring, Inc.	4,800	60,624

1348

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HealthStream, Inc.	2,809	$10,365
*Healthways, Inc.	3,100	45,694
*Hemispherx Biopharma, Inc.	4,500	9,450
#*Henry Schein, Inc.	11,420	586,760
Hill-Rom Holdings, Inc.	7,105	121,780
*Hi-Tech Pharmacal Co., Inc.	1,129	17,669
#*HLTH Corp.	10,261	150,631
*HMS Holdings Corp.	3,300	126,720
*Hologic, Inc.	28,678	421,280
*Home Diagnostics, Inc.	3,161	21,463
*Hospira, Inc.	15,214	584,674
*Human Genome Sciences, Inc.	1,000	14,300
*Humana, Inc.	17,500	574,875
*ICU Medical, Inc.	1,750	68,127
*Idenix Pharmaceuticals, Inc.	6,900	26,220
*Idera Pharmaceuticals, Inc.	3,193	20,595
#*IDEXX Laboratories, Inc.	5,800	288,956
*Illumina, Inc.	11,746	424,500
*Immucor, Inc.	9,525	158,686
*ImmunoGen, Inc.	6,184	53,739
*Immunomedics, Inc.	4,170	17,264
IMS Health, Inc.	18,090	217,080
#*Incyte Corp.	7,564	39,333
*Infinity Pharmaceuticals, Inc.	3,056	24,692
*Inspire Pharmaceuticals, Inc.	7,300	35,478
*Insulet Corp.	5,800	38,860
#*Integra LifeSciences Holdings Corp.	2,600	82,316
*IntegraMed America, Inc.	1,494	11,339
#*InterMune, Inc.	4,162	63,595
#*Intuitive Surgical, Inc.	3,652	830,173
Invacare Corp.	3,000	61,200
*InVentiv Health, Inc.	2,663	40,850
#*Inverness Medical Innovations, Inc.	10,365	348,782
*IPC The Hospitalist Co.	2,600	72,410
*IRIS International, Inc.	2,045	20,859
#*Isis Pharmaceuticals, Inc.	10,843	198,210
*ISTA Pharmaceuticals, Inc.	2,153	10,722
Johnson & Johnson	316,473	19,270,041
#*Kendle International, Inc.	1,300	15,184
*Kensey Nash Corp.	1,443	41,212
*Kindred Healthcare, Inc.	4,200	58,968
#*Kinetic Concepts, Inc.	5,800	183,396
*King Pharmaceuticals, Inc.	29,940	271,556
*K-V Pharmaceutical Co. Class A	300	690
#*Laboratory Corp. of America Holdings	11,800	792,842
Landauer, Inc.	1,220	81,642
*Lannet Co., Inc.	3,087	27,320
*LCA-Vision, Inc.	3,050	17,507
#*LHC Group, Inc.	2,363	69,354
#*Life Technologies Corp.	20,641	939,785
*LifePoint Hospitals, Inc.	6,445	178,269
*Ligand Pharmaceuticals, Inc. Class B	11,936	33,779
#*Lincare Holdings, Inc.	7,872	206,089
#*Luminex Corp.	4,924	87,007
*Magellan Health Services, Inc.	5,065	163,903
#*MAKO Surgical Corp.	2,300	20,148
#*Mannkind Corp.	2,973	23,814
*Martek Biosciences Corp.	3,448	80,200
#*Masimo Corp.	3,490	85,330
*Matrixx Initiatives, Inc.	1,300	7,332
#*Maxygen, Inc.	3,953	31,584

1349

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
McKesson Corp.	31,010	$1,586,162
*MDRNA, Inc.	4,100	5,904
*Medarex, Inc.	13,768	218,498
*MedAssets, Inc.	6,600	123,288
*MedCath Corp.	1,848	22,287
#*Medco Health Solutions, Inc.	66,460	3,513,076
*Medical Action Industries, Inc.	2,696	33,673
*Medicines Co. (The)	1,500	12,165
#*MediciNova, Inc.	740	4,433
Medicis Pharmaceutical Corp. Class A	4,326	74,061
*Medivation, Inc.	3,240	80,190
*Mednax, Inc.	4,400	203,940
*MEDTOX Scientific, Inc.	377	3,393
Medtronic, Inc.	107,704	3,814,876
#Merck & Co., Inc.	217,914	6,539,599
*Merge Healthcare, Inc.	5,633	21,236
Meridian Bioscience, Inc.	4,275	94,136
*Merit Medical Systems, Inc.	3,211	58,729
*Metabolix, Inc.	1,609	14,899
*Metropolitan Health Networks, Inc.	1,125	2,678
#*Mettler Toledo International, Inc.	3,045	255,963
#*Micromet, Inc.	6,715	43,177
#*Millipore Corp.	7,217	502,303
#*Molecular Insight Pharmaceuticals, Inc.	3,450	21,356
#*Molina Healthcare, Inc.	3,094	69,770
#*Momenta Pharmaceuticals, Inc.	3,101	33,646
*Monogram Biosciences, Inc.	1,500	6,795
*MTS Medication Technologies, Inc.	320	1,779
*MWI Veterinary Supply, Inc.	1,200	46,056
#*Mylan, Inc.	32,725	431,643
*Myriad Genetics, Inc.	12,990	356,186
*Myriad Pharmaceuticals, Inc.	3,247	15,813
*Nabi Biopharmaceuticals	6,490	16,679
*Nanosphere, Inc.	300	2,118
National Healthcare Corp.	1,784	66,454
National Research Corp.	200	5,152
*Natus Medical, Inc.	1,980	26,928
*Nektar Therapeutics	8,118	57,475
*Neogen Corp.	1,950	56,823
*Neurocrine Biosciences, Inc.	2,000	6,380
#*NovaMed, Inc.	3,861	18,571
*Noven Pharmaceuticals, Inc.	2,900	47,792
*NPS Pharmaceuticals, Inc.	5,995	23,321
#*NuVasive, Inc.	3,900	161,421
*NxStage Medical, Inc.	5,192	28,764
*Obagi Medical Products, Inc.	2,655	20,151
*Odyssey Healthcare, Inc.	4,400	51,260
Omnicare, Inc.	13,340	318,426
*Omnicell, Inc.	2,600	32,448
#*Oncothyreon, Inc.	700	3,213
#*Onyx Pharmaceuticals, Inc.	7,300	262,216
*Optimer Pharmaceuticals, Inc.	3,500	49,315
*OraSure Technologies, Inc.	6,438	18,284
*Orexigen Therapeutics, Inc.	4,000	32,720
*Orthovita, Inc.	10,300	67,053
#*OSI Pharmaceuticals, Inc.	6,400	216,256
#*Osiris Therapeutics, Inc.	3,300	40,161
*Osteotech, Inc.	1,415	7,018
Owens & Minor, Inc.	5,000	221,500
*Pain Therapeutics, Inc.	5,300	23,320
*Palomar Medical Technologies, Inc.	1,396	20,856

1350

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Par Pharmaceutical Cos., Inc.	4,600	$74,566
*Parexel International Corp.	5,425	83,925
#*Patterson Companies, Inc.	8,600	218,096
*PDI, Inc.	1,874	9,726
#PDL BioPharma, Inc.	9,116	75,025
*Penwest Pharmaceuticals Co.	1,400	3,836
PerkinElmer, Inc.	12,800	225,664
#Perrigo Co.	11,567	313,928
Pfizer, Inc.	546,785	8,710,285
#Pharmaceutical Products Development Service, Inc.	10,000	207,700
*Pharmasset, Inc.	3,200	49,248
*PharmAthene, Inc.	1,400	3,514
#*PharMerica Corp.	2,600	54,496
*Phase Forward, Inc.	3,793	53,861
#*Poniard Pharmaceuticals, Inc.	3,109	22,416
*Pozen, Inc.	2,100	16,023
*Progenics Pharmaceuticals, Inc.	2,600	14,768
*Prospect Medical Holdings, Inc.	1,283	5,196
*Providence Service Corp.	2,200	23,210
*PSS World Medical, Inc.	6,816	137,751
*Psychiatric Solutions, Inc.	5,300	143,206
*QuADRaMed Corp.	680	4,284
Quality Systems, Inc.	4,100	225,049
Quest Diagnostics, Inc.	24,234	1,323,661
#*Quidel Corp.	3,900	58,227
*Quigley Corp.	1,100	2,404
*Regeneration Technologies, Inc.	5,098	22,584
*Regeneron Pharmaceuticals, Inc.	7,500	160,800
*RehabCare Group, Inc.	2,800	67,368
*Repligen Corp.	3,600	19,332
*Repros Therapeutics, Inc.	2,053	5,194
*Res-Care, Inc.	3,700	57,794
*ResMed, Inc.	8,500	348,500
#*Rigel Pharmaceuticals, Inc.	3,200	26,656
*Rochester Medical Corp.	1,592	20,553
#*Rockwell Medical Technologies, Inc.	1,400	12,572
*Salix Pharmaceuticals, Ltd.	6,200	75,516
*Sangamo BioSciences, Inc.	2,700	15,390
#*Savient Pharmaceuticals, Inc.	4,100	63,919
Schering-Plough Corp.	216,823	5,747,978
#*Seattle Genetics, Inc.	10,820	130,381
*SenoRx, Inc.	800	3,112
#*Sepracor, Inc.	9,900	171,765
#*Sequenom, Inc.	6,679	38,471
*Sirona Dental Systems, Inc.	5,800	150,742
*Skilled Healthcare Group, Inc.	2,400	19,824
*Somanetics Corp.	1,600	22,448
*SonoSite, Inc.	2,400	56,568
*Spectranetics Corp.	4,200	21,798
*Spectrum Pharmaceuticals, Inc.	2,250	15,075
*St. Jude Medical, Inc.	42,866	1,616,477
#*StemCells, Inc.	4,124	6,970
*Stereotaxis, Inc.	2,400	10,848
Steris Corp.	6,600	185,328
*Strategic Diagnostics, Inc.	3,091	3,678
#Stryker Corp.	35,450	1,378,296
*Sucampo Pharmaceuticals, Inc.	900	5,949
*Sun Healthcare Group, Inc.	4,100	39,893
*Sunrise Senior Living, Inc.	100	234
*SuperGen, Inc.	6,937	18,452
#*SurModics, Inc.	1,100	24,596

1351

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Symmetry Medical, Inc.	3,300	$28,248
*Synovis Life Technologies, Inc.	1,397	21,584
*Targacept, Inc.	2,777	29,797
#Techne Corp.	4,233	270,150
Teleflex, Inc.	4,020	192,799
#*Tenet Healthcare Corp.	31,900	126,005
*Theravance, Inc.	6,800	102,680
#*Thermo Fisher Scientific, Inc.	45,696	2,069,115
#*Thoratec Corp.	7,860	197,600
*Tomotherapy, Inc.	6,900	21,804
*TranS1, Inc.	2,100	13,020
*Transcend Services, Inc.	800	11,312
*Transcept Pharmaceuticals, Inc.	133	778
*Triple-S Management Corp.	2,900	49,561
*Trubion Pharmaceuticals, Inc.	100	438
*U.S. Physical Therapy, Inc.	902	14,748
#*United Therapeutics Corp.	2,880	266,746
UnitedHealth Group, Inc.	129,904	3,645,106
*Universal American Corp.	8,200	74,620
#Universal Health Services, Inc.	5,800	322,538
Utah Medical Products, Inc.	276	7,866
#*Valeant Pharmaceuticals International	11,765	303,537
*Vanda Pharmaceuticals, Inc.	1,600	24,320
#*Varian Medical Systems, Inc.	11,800	416,186
*Varian, Inc.	3,300	167,508
*Vascular Solutions, Inc.	2,700	20,763
#*VCA Antech, Inc.	8,100	207,198
#*Vertex Pharmaceuticals, Inc.	19,400	698,594
*Vical, Inc.	2,858	10,203
*ViroPharma, Inc.	4,000	29,480
#*Virtual Radiologic Corp.	1,486	17,356
*Vital Images, Inc.	2,220	29,615
*Vivus, Inc.	5,800	42,978
#*Volcano Corp.	6,070	92,203
*Warner Chilcott, Ltd.	23,690	357,719
#*Waters Corp.	9,400	472,350
*Watson Pharmaceuticals, Inc.	13,740	477,190
*WellCare Health Plans, Inc.	600	13,356
*WellPoint, Inc.	56,621	2,980,529
West Pharmaceutical Services, Inc.	3,695	134,867
#*Wright Medical Group, Inc.	3,195	44,474
Wyeth	142,266	6,622,482
*XenoPort, Inc.	1,700	34,527
Young Innovations, Inc.	1,500	37,980
*Zimmer Holdings, Inc.	24,080	1,122,128
*Zoll Medical Corp.	1,200	22,116
*Zymogenetics, Inc.	5,400	30,240

Total Health Care		157,432,241

Industrials — (9.1%)
*3D Systems Corp.	3,119	22,488
3M Co.	62,323	4,395,018
*A. T. Cross Co. Class A	845	3,659
A.O. Smith Corp.	2,300	89,792
#AAON, Inc.	2,050	40,200
*AAR Corp.	4,715	90,198
#ABM Industries, Inc.	6,078	128,063
*Acacia Research	3,410	26,803
*ACCO Brands Corp.	3,218	14,063
Aceto Corp.	1,500	10,545
#*Actuant Corp.	4,600	59,064

1352

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CONTINUED

	Shares	Value†
Industrials — (Continued)
#Acuity Brands, Inc.	3,882	$114,558
Administaff, Inc.	3,000	75,180
*Advisory Board Co. (The)	2,600	66,508
#*Aecom Technology Corp.	10,600	343,440
*AeroVironment, Inc.	1,600	45,504
#*AGCO Corp.	7,800	245,388
Aircastle, Ltd.	11,300	82,038
*AirTran Holdings, Inc.	11,106	80,407
Alamo Group, Inc.	789	10,912
*Alaska Air Group, Inc.	2,416	55,713
Albany International Corp. Class A	2,000	27,480
Alexander & Baldwin, Inc.	3,730	108,991
#*Allegiant Travel Co.	2,900	125,599
#*Alliant Techsystems, Inc.	3,650	287,328
*Allied Defense Group, Inc.	700	2,408
*Amerco, Inc.	2,700	121,176
*American Commercial Lines, Inc.	1,000	15,620
American Ecology Corp.	2,200	35,926
American Railcar Industries, Inc.	2,374	19,680
*American Reprographics Co.	5,000	43,250
American Science & Engineering, Inc.	1,100	76,725
*American Superconductor Corp.	5,154	165,804
American Woodmark Corp.	1,214	28,456
Ameron International Corp.	1,000	74,520
#Ametek, Inc.	10,200	330,072
Ampco-Pittsburgh Corp.	1,064	24,185
*AMR Corp.	11,700	62,595
*APAC Customer Services, Inc.	6,100	30,378
#Apogee Enterprises, Inc.	3,000	43,740
Applied Industrial Technologies, Inc.	4,975	110,047
Applied Signal Technologies, Inc.	2,100	52,500
*Argan, Inc.	1,600	23,680
*Argon ST, Inc.	3,139	59,986
Arkansas Best Corp.	3,000	85,440
*Armstrong World Industries, Inc.	6,000	147,600
#*Astec Industries, Inc.	2,660	71,980
*ATC Technology Corp.	2,100	43,932
*Atlas Air Worldwide Holding, Inc.	2,341	58,431
#Avery Dennison Corp.	9,001	240,597
*Avis Budget Group, Inc.	1,900	16,245
*Axsys Technologies, Inc.	1,500	80,505
*AZZ, Inc.	1,630	63,162
B.F. Goodrich Co.	13,100	672,816
Badger Meter, Inc.	1,600	58,960
*Baker (Michael) Corp.	1,199	51,137
Baldor Electric Co.	5,200	133,952
Barnes Group, Inc.	5,809	81,733
Barrett Business Services, Inc.	1,861	18,573
#*BE Aerospace, Inc.	9,300	150,288
#*Beacon Roofing Supply, Inc.	5,790	97,098
Belden, Inc.	4,700	82,438
*Blount International, Inc.	5,248	48,806
*BlueLinx Holdings, Inc.	3,154	12,584
Boeing Co.	70,750	3,035,882
*Bowne & Co., Inc.	2,923	23,473
Brady Co. Class A	6,190	182,048
Briggs & Stratton Corp.	4,900	84,133
Brink’s Co. (The)	6,700	181,905
*BTU International, Inc.	600	3,678
Bucyrus International, Inc.	4,800	141,504
*Builders FirstSource, Inc.	357	2,092

1353

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Burlington Northern Santa Fe Corp.	37,970	$2,984,062
#*C&D Technologies, Inc.	2,200	4,400
#C.H. Robinson Worldwide, Inc.	20,700	1,128,771
Carlisle Companies, Inc.	6,900	216,246
Cascade Corp.	1,095	26,773
*Casella Waste Systems, Inc. Class A	925	2,553
#Caterpillar, Inc.	61,309	2,701,275
#*CBIZ, Inc.	8,700	56,898
CDI Corp.	2,400	30,480
*Celadon Group, Inc.	3,569	33,013
*Cenveo, Inc.	4,900	23,667
*Ceradyne, Inc.	3,475	62,724
*Chart Industries, Inc.	3,900	75,114
*Chase Corp.	1,500	17,430
#Cintas Corp.	12,530	315,505
CIRCOR International, Inc.	1,580	36,435
CLAROC, Inc.	5,878	194,621
#*Clean Harbors, Inc.	2,500	130,425
*Columbus McKinnon Corp.	2,000	28,940
Comfort Systems USA, Inc.	5,229	61,598
*Command Security Corp.	1,831	6,079
*COMSYS IT Partners, Inc.	1,740	12,180
*Consolidated Graphics, Inc.	700	12,810
#*Continental Airlines, Inc.	12,898	144,071
Con-way, Inc.	3,023	137,698
#Cooper Industries, Ltd.	14,381	473,854
#*Copart, Inc.	10,712	378,241
*Cornell Companies, Inc.	1,700	29,121
Corporate Executive Board Co.	2,488	46,725
#*Corrections Corp. of America	13,839	238,861
#*CoStar Group, Inc.	2,156	79,190
Courier Corp.	1,460	24,148
#*Covanta Holding Corp.	18,435	311,367
*Covenant Transport Group Class A	100	466
*CPI Aerostructures, Inc.	541	3,847
*CRA International, Inc.	1,100	29,623
Crane Co.	5,100	108,222
CSX Corp.	46,100	1,849,532
Cubic Corp.	3,726	145,910
Cummins, Inc.	20,900	898,909
Curtiss-Wright Corp.	4,800	158,544
#Danaher Corp.	33,360	2,042,966
Deere & Co.	43,291	1,893,548
*Delta Air Lines, Inc.	60,250	417,533
Deluxe Corp.	5,100	79,815
Diamond Management & Technology Consultants, Inc.	2,700	14,472
#*Dollar Thrifty Automotive Group, Inc.	1,800	29,790
#Donaldson Co., Inc.	7,600	288,876
Dover Corp.	20,980	713,530
Ducommun, Inc.	1,500	25,920
Dun & Bradstreet Corp. (The)	6,620	476,574
*DXP Enterprises, Inc.	1,800	18,252
*Dycom Industries, Inc.	3,734	47,534
*Dynamex, Inc.	890	13,857
Dynamic Materials Corp.	900	14,733
*DynCorp International, Inc. Class A	6,480	131,609
Eastern Co.	600	10,704
Eaton Corp.	17,720	920,022
*EMCOR Group, Inc.	8,400	202,608
#Emerson Electric Co.	79,140	2,879,113
Encore Wire Corp.	2,625	56,936

1354

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Ener1, Inc.	12,646	$80,681
#*Energy Conversion Devices, Inc.	3,300	46,992
EnergySolutions, Inc.	10,900	93,849
*EnerNOC, Inc.	1,700	52,156
*EnerSys	5,700	112,803
Ennis, Inc.	3,000	44,190
*EnPro Industries, Inc.	1,500	26,730
Equifax, Inc.	14,267	371,655
#*ESCO Technologies, Inc.	3,386	139,131
*Esterline Technologies Corp.	5,060	143,856
#*Evergreen Solar, Inc.	7,622	16,006
Expeditors International of Washington, Inc.	20,936	710,358
*Exponent, Inc.	1,900	49,039
Fastenal Co.	18,000	640,260
Federal Signal Corp.	5,637	49,944
FedEx Corp.	31,043	2,105,957
*First Advantage Corp.	700	11,382
#*First Solar, Inc.	6,000	926,340
*Flanders Corp.	3,983	25,451
Flowserve Corp.	6,000	484,620
#Fluor Corp.	19,136	1,010,381
Forward Air Corp.	3,046	70,454
Franklin Electric Co., Inc.	2,922	94,673
Freightcar America, Inc.	1,200	23,976
#*FTI Consulting, Inc.	5,469	297,678
*Fuel Tech, Inc.	1,700	15,232
*FuelCell Energy, Inc.	5,374	21,550
*Furmanite Corp.	2,500	11,375
G & K Services, Inc. Class A	1,900	43,168
*Gardner Denver Machinery, Inc.	6,000	175,140
GATX Corp.	4,600	116,012
#*Genco Shipping & Trading, Ltd.	2,800	66,948
*Gencor Industries, Inc.	400	2,724
*GenCorp, Inc.	8,470	22,022
*General Cable Corp.	4,500	174,465
General Dynamics Corp.	41,859	2,318,570
General Electric Co.	687,403	9,211,200
#*Genesee & Wyoming, Inc.	3,920	106,977
*GEO Group, Inc. (The)	5,545	99,699
#*GeoEye, Inc.	2,526	62,645
*Gibraltar Industries, Inc.	3,140	24,398
Gorman-Rupp Co. (The)	1,563	34,902
*GP Strategies Corp.	1,842	12,783
Graco, Inc.	4,525	111,948
#*Graftech International, Ltd.	11,300	155,149
Graham Corp.	1,800	24,624
Granite Construction, Inc.	4,300	145,684
Great Lakes Dredge & Dock Corp.	6,976	40,391
*Greenbrier Companies, Inc.	1,200	12,588
*Griffon Corp.	5,806	55,970
*H&E Equipment Services, Inc.	3,900	41,496
Hardinge, Inc.	700	2,758
Harsco Corp.	8,788	241,758
*Hawaiian Holdings, Inc.	6,792	43,401
Healthcare Services Group, Inc.	5,270	98,391
Heartland Express, Inc.	10,719	165,073
*HEICO Corp.	1,300	48,009
*HEICO Corp. Class A	2,025	57,267
Heidrick & Struggles International, Inc.	1,861	38,132
Herman Miller, Inc.	5,553	92,235
#*Hertz Global Holdings, Inc.	25,400	239,776

1355

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CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Hexcel Corp.	8,870	$90,563
*Hill International, Inc.	4,200	19,572
*Hi-Shear Technology Corp.	1,200	13,200
HNI Corp.	3,473	77,378
*Hoku Scientific, Inc.	1,382	2,833
Honeywell International, Inc.	76,530	2,655,591
Horizon Lines, Inc. Class A	2,800	14,028
Houston Wire & Cable Co.	2,097	22,543
*Hub Group, Inc. Class A	3,214	69,069
#Hubbell, Inc. Class B	5,742	214,291
*Hurco Companies, Inc.	883	17,236
#*Huron Consulting Group, Inc.	1,650	73,178
*ICF International, Inc.	1,750	45,325
*ICT Group, Inc.	3,400	35,088
IDEX Corp.	8,975	244,838
#*IHS, Inc.	6,800	339,592
#*II-VI, Inc.	3,748	89,915
Illinois Tool Works, Inc.	51,898	2,104,464
#Ingersoll-Rand P.L.C.	23,720	685,034
*InnerWorkings, Inc.	5,800	29,986
*Innovative Solutions & Support, Inc.	3,312	11,890
*Insituform Technologies, Inc. Class A	4,000	73,600
Insteel Industries, Inc.	2,000	20,380
#*Integrated Electrical Services, Inc.	1,807	16,534
Interface, Inc. Class A	5,100	35,394
*Interline Brands, Inc.	5,039	85,310
International Shipholding Corp.	933	27,066
*Intersections, Inc.	2,400	11,520
*Iron Mountain, Inc.	24,378	712,081
#ITT Industries, Inc.	20,200	997,880
J.B. Hunt Transport Services, Inc.	12,500	349,375
*Jacobs Engineering Group, Inc.	12,800	524,544
#*JetBlue Airways Corp.	23,800	121,618
John Bean Technologies Corp.	3,100	42,966
Joy Global, Inc.	10,025	372,730
*Kadant, Inc.	900	9,999
Kaman Corp. Class A	1,816	34,831
*Kansas City Southern	9,500	192,945
#Kaydon Corp.	3,790	123,819
KBR, Inc.	21,864	463,298
*Kelly Services, Inc. Class A	2,711	31,881
Kennametal, Inc.	7,000	149,240
*Key Technology, Inc.	844	9,174
*Kforce, Inc.	4,567	44,483
Kimball International, Inc. Class B	2,500	17,000
*Kirby Corp.	5,750	212,808
#Knight Transportation, Inc.	10,416	188,946
Knoll, Inc.	3,400	33,286
*Korn/Ferry International	5,170	71,915
*K-Tron International, Inc.	315	27,714
L-3 Communications Holdings, Inc.	13,330	1,006,415
*LaBarge, Inc.	1,598	16,891
*Ladish Co., Inc.	2,000	22,000
Landstar System, Inc.	6,310	231,451
*Layne Christensen Co.	1,700	40,341
*LECG Corp.	2,849	10,484
#Lennox International, Inc.	7,200	250,920
#Lincoln Electric Holdings, Inc.	5,100	216,138
Lindsay Corp.	1,000	35,470
*LMI Aerospace, Inc.	2,000	18,200
#Lockheed Martin Corp.	40,600	3,035,256

1356

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CONTINUED

	Shares	Value†
Industrials — (Continued)
LSI Industries, Inc.	2,400	$15,576
*Lydall, Inc.	600	1,950
*M&F Worldwide Corp.	2,000	39,780
#Manitowoc Co., Inc. (The)	9,600	59,328
Manpower, Inc.	10,127	485,590
*Marten Transport, Ltd.	3,337	58,865
Masco Corp.	20,368	283,726
*Mastec, Inc.	8,658	89,610
*McDermott International, Inc.	15,820	309,123
McGrath Rentcorp	2,686	51,625
*Metalico, Inc.	3,700	16,798
Met-Pro Corp.	1,935	20,588
*MFRI, Inc.	1,091	6,546
*Microvision, Inc.	6,200	21,452
*Middleby Corp.	2,000	97,800
*Miller Industries, Inc.	1,376	12,150
Mine Safety Appliances Co.	3,895	109,411
*Mobile Mini, Inc.	4,138	66,953
#*Monster Worldwide, Inc.	12,900	168,087
*Moog, Inc. Class A	3,995	107,705
*MPS Group, Inc.	10,600	91,690
MSC Industrial Direct Co., Inc. Class A	4,867	190,981
Mueller Industries, Inc.	4,400	104,544
Mueller Water Products, Inc.	9,010	34,779
Multi-Color Corp.	1,486	23,211
NACCO Industries, Inc. Class A	533	22,434
National Technical Systems, Inc.	1,200	5,250
*Navigant Consulting, Inc.	4,323	51,444
*Navistar International Corp.	6,060	239,612
#*NCI Building Systems, Inc.	1,788	7,045
Nordson Corp.	3,485	156,476
Norfolk Southern Corp.	43,027	1,860,918
*North America Galvanizing & Coatings, Inc.	2,666	13,330
Northrop Grumman Corp.	34,328	1,530,342
*Northwest Pipe Co.	1,100	38,258
*Ocean Power Technologies, Inc.	300	1,422
*Old Dominion Freight Line, Inc.	4,500	160,335
*Omega Flex, Inc.	1,444	23,624
*On Assignment, Inc.	4,296	18,172
*Orbital Sciences Corp.	6,400	86,656
*Orion Marine Group, Inc.	1,900	42,484
*Oshkosh Truck Corp. Class B	8,600	236,070
Otter Tail Corp.	2,201	51,305
*Owens Corning, Inc.	7,215	132,612
*P.A.M. Transportation Services, Inc.	492	3,390
Paccar, Inc.	38,814	1,344,905
Pall Corp.	12,600	379,008
#Parker Hannifin Corp.	19,540	865,231
*Park-Ohio Holdings Corp.	1,300	8,112
Pentair, Inc.	10,700	292,324
*Pike Electric Corp.	3,998	42,099
Pitney Bowes, Inc.	15,238	314,665
*PMFG, Inc.	400	4,492
*Polypore International, Inc.	5,100	62,985
Portec Rail Products, Inc.	1,021	10,261
*Powell Industries, Inc.	1,300	46,345
*PowerSecure International, Inc.	1,800	10,890
Precision Castparts Corp.	14,308	1,141,921
*PRG-Schultz International, Inc.	600	2,280
#*Protection One, Inc.	3,276	11,171
#*Quanta Services, Inc.	19,413	452,517

1357

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CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Quixote Corp.	1,000	$2,430
R. R. Donnelley & Sons Co.	12,080	167,912
Raven Industries, Inc.	1,804	51,775
#Raytheon Co.	44,675	2,097,491
*RBC Bearings, Inc.	1,040	24,648
#Regal-Beloit Corp.	3,564	165,227
*Republic Airways Holdings, Inc.	1,900	9,728
Republic Services, Inc.	38,124	1,014,098
*Resources Connection, Inc.	3,900	58,890
Robbins & Myers, Inc.	3,100	64,883
Robert Half International, Inc.	15,855	393,045
Rockwell Automation, Inc.	15,350	635,644
Rockwell Collins, Inc.	15,100	637,220
Rollins, Inc.	13,320	244,156
Roper Industries, Inc.	10,700	511,674
*RSC Holdings, Inc.	12,300	97,047
*Rush Enterprises, Inc. Class A	3,300	43,230
Ryder System, Inc.	3,600	126,468
*Saia, Inc.	1,550	27,993
Schawk, Inc.	2,653	19,208
#*School Specialty, Inc.	1,749	39,125
*Shaw Group, Inc.	10,200	300,288
*SIFCO Industries, Inc.	100	1,030
#Simpson Manufacturing Co., Inc.	4,779	135,724
SkyWest, Inc.	4,800	60,864
*SL Industries, Inc.	856	5,350
Southwest Airlines Co.	30,047	235,869
*Sparton Corp.	400	1,160
*Spire Corp.	1,300	7,098
#*Spirit AeroSystems Holdings, Inc. Class A	10,200	132,702
SPX Corp.	5,600	295,792
*Standard Parking Corp.	2,200	37,158
Standex International Corp.	1,920	24,058
*Stanley, Inc.	4,600	141,404
Steelcase, Inc. Class A	4,600	33,672
#*Stericycle, Inc.	10,400	532,480
*Sterling Construction Co., Inc.	1,200	19,116
Sun Hydraulics, Inc.	1,690	29,710
*SunPower Corp.	2,484	67,813
#*SunPower Corp. Class A	600	19,320
Superior Uniform Group, Inc.	162	1,345
*Sykes Enterprises, Inc.	5,200	103,480
*Taser International, Inc.	5,800	30,392
*Team, Inc.	1,100	16,016
*Tecumseh Products Co. Class A	900	7,362
*Teledyne Technologies, Inc.	3,500	114,555
Tennant Co.	2,300	50,462
#*Terex Corp.	9,500	144,210
#*Tetra Tech, Inc.	5,900	177,708
Textainer Group Holdings, Ltd.	3,800	45,676
*Thomas & Betts Corp.	6,740	179,554
Timken Co.	10,020	204,208
Titan International, Inc.	3,875	28,830
*Titan Machinery, Inc.	2,100	26,103
Todd Shipyards Corp.	700	11,690
#Toro Co.	3,240	112,298
*Trailer Bridge, Inc.	1,126	4,712
*TransDigm Group, Inc.	5,100	195,279
*TRC Companies, Inc.	3,000	13,440
Tredegar Industries, Inc.	4,260	62,366
*Trex Co., Inc.	1,800	29,430

1358

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CONTINUED

	Shares	Value†
Industrials — (Continued)
*TriMas Corp.	2,500	$10,850
Trinity Industries, Inc.	8,400	117,264
Triumph Group, Inc.	2,400	95,856
#*TrueBlue, Inc.	4,532	57,556
*Tutor Perini Corp.	5,554	102,471
Twin Disc, Inc.	1,800	15,876
Tyco International, Ltd.	32,324	976,831
*U.S. Home Systems, Inc.	1,400	3,654
#*UAL Corp.	11,900	49,028
*Ultralife Corp.	2,100	13,482
Union Pacific Corp.	58,246	3,350,310
#United Parcel Service, Inc.	69,350	3,726,176
*United Rentals, Inc.	6,800	50,796
*United Stationers, Inc.	2,686	124,684
United Technologies Corp.	100,874	5,494,607
Universal Forest Products, Inc.	2,553	113,966
Universal Truckload Services, Inc.	2,099	33,857
*URS Corp.	11,040	558,624
#*US Airways Group, Inc.	5,483	16,065
*USA Truck, Inc.	1,545	22,263
*USG Corp.	9,900	139,986
*UTI Worldwide, Inc.	8,800	111,056
Valmont Industries, Inc.	2,600	186,732
*Versar, Inc.	1,500	5,925
Viad Corp.	1,350	23,922
*Vicor Corp.	3,235	25,524
Virco Manufacturing Corp.	1,718	5,412
*Volt Information Sciences, Inc.	2,100	16,716
VSE Corp.	800	23,688
W.W. Grainger, Inc.	9,500	854,145
Wabtec Corp.	4,860	163,539
*Waste Connections, Inc.	10,383	292,904
Waste Management, Inc.	50,460	1,418,431
*Waste Services, Inc.	5,100	24,378
Watsco, Inc. Class A	2,900	152,134
Watson Wyatt Worldwide, Inc.	4,950	184,833
Watts Water Technologies, Inc.	3,070	80,864
*WCA Waste Corp.	2,800	12,264
Werner Enterprises, Inc.	9,092	164,202
*WESCO International, Inc.	4,462	110,167
*Willis Lease Finance Corp.	400	5,780
Woodward Governor Co.	6,000	117,840

Total Industrials		117,008,465

Information Technology — (16.2%)
*3Com Corp.	44,000	165,880
*3PAR, Inc.	6,700	64,253
#*Accenture, Ltd. Class A	48,800	1,711,416
*ACI Worldwide, Inc.	3,900	58,773
*Acme Packet, Inc.	6,500	65,260
*Actel Corp.	2,800	31,192
*ActivIdentity Corp.	6,106	15,387
#*Activision Blizzard, Inc.	137,416	1,573,413
*Actuate Corp.	8,100	42,363
*Acxiom Corp.	11,819	114,053
*Adaptec, Inc.	10,595	28,183
*ADDvantage Technologies Group, Inc.	400	780
#*Adobe Systems, Inc.	51,158	1,658,542
Adtran, Inc.	7,300	176,368
*Advanced Analogic Technologies, Inc.	6,028	29,055
#*Advanced Energy Industries, Inc.	6,198	74,562

1359

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Advanced Micro Devices, Inc.	58,748	$215,018
*Advent Software, Inc.	3,600	131,220
*Affiliated Computer Services, Inc. Class A	12,282	582,290
*Agilent Technologies, Inc.	36,500	847,530
Agilysys, Inc.	2,000	9,420
*Airvana, Inc.	8,600	53,406
#*Akamai Technologies, Inc.	25,100	412,644
#*Alliance Data Systems Corp.	6,600	336,600
Altera Corp.	33,910	633,778
*Amdocs, Ltd.	22,770	544,658
American Software, Inc. Class A	2,776	17,794
#*Amkor Technology, Inc.	13,000	81,380
Amphenol Corp.	17,400	580,290
*Anadigics, Inc.	8,617	35,674
#Analog Devices, Inc.	30,600	837,522
*Anaren, Inc.	2,000	35,960
#*Anixter International, Inc.	4,320	147,830
#*Ansys, Inc.	9,480	296,345
*Apple, Inc.	87,960	14,371,784
Applied Materials, Inc.	138,879	1,916,530
*Applied Micro Circuits Corp.	8,159	70,575
*ArcSight, Inc.	3,300	62,601
#*Ariba, Inc.	8,600	90,386
*Arris Group, Inc.	17,900	218,022
*Arrow Electronics, Inc.	15,300	394,281
*Art Technology Group, Inc.	9,440	35,778
*Aruba Networks, Inc.	8,900	79,032
#*Atheros Communications	6,451	161,275
*Atmel Corp.	49,043	204,509
#*ATMI, Inc.	4,222	76,798
#*Autodesk, Inc.	19,900	434,019
#Automatic Data Processing, Inc.	60,147	2,240,476
*Avid Technology, Inc.	3,971	48,645
*Avnet, Inc.	19,883	485,145
#*Avocent Corp.	4,754	73,735
AVX Corp.	22,475	247,000
*Aware, Inc.	2,752	7,706
*Bankrate, Inc.	1,700	48,790
Bel Fuse, Inc. Class B	1,398	25,695
*Benchmark Electronics, Inc.	7,392	116,794
*BigBand Networks, Inc.	6,604	36,256
Black Box Corp.	2,154	59,170
Blackbaud, Inc.	3,996	74,725
#*Blackboard, Inc.	2,900	98,513
*Blue Coat Systems, Inc.	3,000	56,070
*BMC Software, Inc.	19,695	670,221
*Bottomline Technologies, Inc.	2,019	20,654
*Brightpoint, Inc.	7,278	43,231
*Broadcom Corp.	42,350	1,195,540
BroADRidge Financial Solutions, Inc.	16,930	292,381
*Brocade Communications Systems, Inc.	40,529	318,558
*Brooks Automation, Inc.	4,641	27,521
CA, Inc.	53,730	1,135,852
*Cabot Microelectronics Corp.	2,700	91,584
#*CACI International, Inc. Class A	3,035	140,217
#*Cadence Design Systems, Inc.	20,200	119,180
*California Micro Devices Corp.	1,797	5,750
*Callidus Software, Inc.	3,480	8,874
*Cascade Microtech, Inc.	1,242	4,993
Cass Information Systems, Inc.	1,300	45,032
*Cavium Networks, Inc.	3,724	70,272

1360

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CEVA, Inc.	2,500	$21,925
*Checkpoint Systems, Inc.	3,785	65,594
*Chordiant Software, Inc.	4,958	19,485
*Ciber, Inc.	1,500	4,965
#*Ciena Corp.	9,843	109,848
*Cirrus Logic, Inc.	7,908	42,545
*Cisco Systems, Inc.	612,100	13,472,321
*Citrix Systems, Inc.	19,750	703,100
*Cogent, Inc.	13,060	148,884
Cognex Corp.	3,680	60,720
#*Cognizant Technology Solutions Corp.	26,690	789,757
Cohu, Inc.	1,500	18,195
#*CommScope, Inc.	6,100	156,160
Communications Systems, Inc.	1,155	13,802
*CommVault Systems, Inc.	4,405	76,691
*Computer Sciences Corp.	17,900	862,243
#*Compuware Corp.	25,329	185,662
*ComScore, Inc.	3,175	48,324
#*Comtech Telecommunications Corp.	2,516	80,185
*Comverge, Inc.	2,600	34,216
*Concur Technologies, Inc.	5,550	191,420
*Constant Contact, Inc.	2,570	58,108
*Convergys Corp.	13,000	139,230
Corning, Inc.	148,624	2,526,608
*CPI International, Inc.	2,100	20,055
*Cray, Inc.	3,050	24,766
#*Cree, Inc.	10,580	339,195
*CSG Systems International, Inc.	3,600	60,048
CTS Corp.	800	6,744
*CyberOptics Corp.	1,199	8,033
#*CyberSource Corp.	7,888	136,778
*Cymer, Inc.	4,380	149,840
*Cypress Semiconductor Corp.	16,538	175,634
Daktronics, Inc.	3,790	31,760
*Datalink Corp.	2,266	6,911
*DDi Corp.	2,858	13,718
*DealerTrack Holdings, Inc.	7,590	150,510
#*Dell, Inc.	59,221	792,377
*Deltek, Inc.	5,000	31,050
*DemandTec, Inc.	2,562	22,827
*DG FastChannel, Inc.	2,800	58,772
*Dice Holdings, Inc.	3,600	16,920
Diebold, Inc.	5,900	163,548
*Digi International, Inc.	3,200	32,672
*Digimarc Corp.	922	12,816
*Digital River, Inc.	4,700	166,145
#*Diodes, Inc.	3,050	56,303
*DivX, Inc.	3,993	23,279
*Dolby Laboratories, Inc.	5,760	239,789
*Double-Take Software, Inc.	1,500	13,050
*DSP Group, Inc.	3,685	32,096
*DST Systems, Inc.	5,200	230,516
*DTS, Inc.	2,000	54,940
*Dynamics Research Corp.	1,200	14,784
#*EarthLink, Inc.	13,400	113,230
#*eBay, Inc.	105,240	2,236,350
#*Ebix, Inc.	1,607	66,658
*Echelon Corp.	4,566	38,720
*Echostar Holding Corp.	4,501	66,345
*Edgewater Technology, Inc.	1,300	3,445
Electro Rent Corp.	2,590	24,657

1361

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Electro Scientific Industries, Inc.	1,924	$25,204
*Electronic Arts, Inc.	15,503	332,849
*Electronics for Imaging, Inc.	5,985	68,229
*eLoyalty Corp.	1,000	9,060
*EMC Corp.	222,763	3,354,811
*EMS Technologies, Inc.	2,678	58,916
*Emulex Corp.	5,100	46,563
#*Epicor Software Corp.	9,000	54,720
#*EPIQ Systems, Inc.	5,558	89,206
*ePlus, Inc.	1,000	16,370
#*Equinix, Inc.	4,030	329,372
*Euronet Worldwide, Inc.	5,430	114,247
*Exar Corp.	100	703
*ExlService Holdings, Inc.	2,510	32,580
*F5 Networks, Inc.	9,450	350,784
FactSet Research Systems, Inc.	4,950	280,665
Fair Isaac Corp.	5,166	99,136
*Fairchild Semiconductor Corp. Class A	12,759	112,662
*FalconStor Software, Inc.	5,118	27,381
*Faro Technologies, Inc.	2,400	42,480
#*FEI Co.	5,630	137,935
Fidelity National Information Services, Inc.	25,126	588,451
#*Fiserv, Inc.	16,500	782,265
#*FLIR Systems, Inc.	16,200	348,138
*FormFactor, Inc.	7,600	175,180
*Forrester Research, Inc.	2,750	62,068
*Frequency Electronics, Inc.	798	2,793
*Gartner Group, Inc.	12,000	205,200
*Gerber Scientific, Inc.	2,901	9,080
*Global Cash Access, Inc.	9,450	85,050
Global Payments, Inc.	9,801	414,582
#*Globecomm Systems, Inc.	2,474	19,644
*Google, Inc.	23,437	10,383,763
*GSE Systems, Inc.	1,745	13,698
#*GSI Commerce, Inc.	6,646	121,223
*GSI Technology, Inc.	3,200	12,672
*GTSI Corp.	200	1,272
*Hackett Group, Inc.	5,500	16,720
*Harmonic, Inc.	13,000	90,090
Harris Corp.	12,440	389,496
*Harris Stratex Networks, Inc. Class A	6,179	42,882
Heartland Payment Systems, Inc.	456	4,861
#*Hewitt Associates, Inc. Class A	10,036	300,377
#Hewlett-Packard Co.	271,400	11,751,620
*Hittite Microwave Corp.	2,787	97,879
*I.D. Systems, Inc.	2,203	8,085
*i2 Technologies, Inc.	2,400	32,304
*IAC/InterActiveCorp.	17,700	325,857
*ICx Technologies, Inc.	2,581	12,982
*iGATE Corp.	5,402	39,164
*Imation Corp.	2,640	23,971
Imergent, Inc.	1,526	10,667
*Immersion Corp.	3,300	13,926
*Infinera Corp.	10,000	67,700
*infoGROUP, Inc.	6,344	38,191
#*Informatica Corp.	9,800	180,222
*InfoSpace, Inc.	2,980	21,814
*Ingram Micro, Inc.	20,270	340,941
*Innodata Isogen, Inc.	4,054	21,648
*Insight Enterprises, Inc.	4,020	41,406
#*Integral Systems, Inc.	2,600	18,668

1362

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Integrated Device Technology, Inc.	18,100	$122,537
*Integrated Silicon Solution, Inc.	3,810	12,002
Intel Corp.	550,070	10,588,848
*Intellon Corp.	4,200	19,320
*Interactive Intelligence, Inc.	1,900	30,704
*InterDigital, Inc.	5,300	156,933
*Intermec, Inc.	4,663	63,603
*Internap Network Services Corp.	4,500	13,680
International Business Machines Corp.	143,487	16,921,422
#*International Rectifier Corp.	8,100	134,136
*Internet Brands, Inc.	5,000	37,550
*Internet Capital Group, Inc.	3,900	29,133
*Interphase Corp.	590	2,944
Intersil Corp.	10,040	144,275
*Intevac, Inc.	2,384	27,440
*IntriCon Corp.	800	2,080
*Intuit, Inc.	40,730	1,209,681
*IPG Photonics Corp.	3,900	41,847
*Isilon Systems, Inc.	5,504	28,676
*Iteris, Inc.	2,400	2,952
#*Itron, Inc.	4,100	213,897
#*Ixia	5,379	40,558
*IXYS Corp.	3,900	30,147
#*j2 Global Communications, Inc.	5,283	126,739
Jabil Circuit, Inc.	21,112	193,386
Jack Henry & Associates, Inc.	8,590	184,427
*JDA Software Group, Inc.	4,349	89,633
*JDS Uniphase Corp.	17,100	100,206
#*Juniper Networks, Inc.	54,080	1,413,110
Keithley Instruments, Inc.	578	3,219
*Keynote Systems, Inc.	2,200	22,132
#KLA-Tencor Corp.	20,080	640,150
*Knot, Inc. (The)	4,484	39,190
*Kopin Corp.	8,696	34,523
*Kulicke & Soffa Industries, Inc.	4,600	27,002
*KVH Industries, Inc.	2,000	16,260
#*L-1 Identity Solutions, Inc.	8,600	67,682
#*Lam Research Corp.	13,400	402,804
*LaserCard Corp.	1,299	10,002
*Lattice Semiconductor Corp.	8,400	18,564
*Lawson Software, Inc.	17,502	103,962
Lender Processing Services, Inc.	10,111	345,594
*Lexmark International, Inc.	6,234	90,268
*Limelight Networks, Inc.	11,900	47,124
Linear Technology Corp.	21,600	580,392
*Liquidity Services, Inc.	2,738	31,432
*Littlefuse, Inc.	1,700	39,780
*LoJack Corp.	2,400	9,792
#*LoopNet, Inc.	2,156	17,248
*Loral Space & Communications, Inc.	2,374	49,688
#*LSI Corp.	64,644	334,856
#*Manhattan Associates, Inc.	2,194	40,589
*ManTech International Corp. Class A	2,440	130,052
Marchex, Inc. Class B	2,983	13,066
#MasterCard, Inc. Class A	11,440	2,219,703
Maxim Integrated Products, Inc.	15,060	266,863
Maximus, Inc.	1,900	80,978
*Maxwell Technologies, Inc.	2,670	37,807
*McAfee, Inc.	17,828	794,772
*Measurement Specialties, Inc.	200	1,610
#*MEMC Electronic Materials, Inc.	19,320	340,418

1363

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mentor Graphics Corp.	9,800	$68,012
*Mercury Computer Systems, Inc.	2,500	28,750
Mesa Laboratories, Inc.	300	6,600
*Metavante Technologies, Inc.	12,431	382,875
Methode Electronics, Inc.	4,169	31,601
Micrel, Inc.	9,400	73,508
#Microchip Technology, Inc.	17,860	480,970
#*Micron Technology, Inc.	64,474	411,989
*Micros Systems, Inc.	10,400	284,856
*Microsemi Corp.	5,100	69,615
Microsoft Corp.	804,160	18,913,843
*MicroStrategy, Inc.	700	42,735
*Microtune, Inc.	3,700	7,622
*MIPS Technologies, Inc.	5,600	19,936
Mocon, Inc.	535	4,382
*ModusLink Global Solutions, Inc.	5,100	36,363
Molex, Inc. Class A	9,090	151,258
*Monolithic Power Systems, Inc.	4,520	100,299
*Monotype Imaging Holdings, Inc.	4,300	31,304
*MoSys, Inc.	4,300	6,966
Motorola, Inc.	181,950	1,302,762
*Move, Inc.	9,025	24,097
*MSC.Software Corp.	4,350	31,799
MTS Systems Corp.	1,900	44,631
*Multi-Fineline Electronix, Inc.	2,568	58,525
National Instruments Corp.	6,970	175,783
National Semiconductor Corp.	20,300	305,718
#*NCI, Inc.	1,200	38,028
*NCR Corp.	11,170	144,540
#*NetApp, Inc.	32,060	720,068
*NETGEAR, Inc.	3,800	64,638
#*NetLogic Microsystems, Inc.	2,400	95,376
*NetScout Systems, Inc.	4,708	46,845
#*NetSuite, Inc.	5,000	60,800
*Network Equipment Technologies, Inc.	2,600	14,820
*NeuStar, Inc.	6,500	147,420
*Newport Corp.	2,670	19,731
*NIC, Inc.	5,368	40,743
*Novatel Wireless, Inc.	4,993	47,334
*Novell, Inc.	34,000	155,720
#*Novellus Systems, Inc.	11,582	226,660
*Nu Horizons Electronics Corp.	1,300	5,135
#*Nuance Communications, Inc.	29,270	386,364
*NumereX Corp. Class A	700	3,854
#*Nvidia Corp.	51,600	667,188
*Occam Networks, Inc.	571	2,250
#*Omniture, Inc.	7,186	98,304
*OmniVision Technologies, Inc.	5,200	68,796
*ON Semiconductor Corp.	40,765	297,584
*Online Resources Corp.	4,610	30,472
*Onvia, Inc.	389	2,237
*Open Text Corp.	318	11,982
*Oplink Communications, Inc.	1,500	19,080
OPNET Technologies, Inc.	3,284	31,198
*Opnext, Inc.	2,784	5,652
*Optical Cable Corp.	1,500	5,175
Oracle Corp.	540,651	11,964,607
*OSI Systems, Inc.	2,528	50,080
*Palm, Inc.	14,625	230,051
*PAR Technology Corp.	1,750	9,660
*Parametric Technology Corp.	11,060	142,785

1364

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Park Electrochemical Corp.	2,544	$59,453
*ParkerVision, Inc.	3,300	10,065
Paychex, Inc.	32,650	865,225
*PC Connection, Inc.	1,900	10,906
*PC Mall, Inc.	2,400	20,856
*PC-Tel, Inc.	2,700	18,063
*PDF Solutions, Inc.	2,729	6,277
Pegasystems, Inc.	5,500	155,650
*Perficient, Inc.	2,900	21,402
*Performance Technologies, Inc.	1,357	4,071
*Pericom Semiconductor Corp.	2,935	27,882
*Perot Systems Corp.	14,020	224,040
*Pervasive Software, Inc.	2,700	14,364
*Phoenix Technologies, Ltd.	3,700	12,247
*Photronics, Inc.	4,200	21,462
Plantronics, Inc.	3,799	89,922
*PLATO Learning, Inc.	1,763	7,634
*Plexus Corp.	4,363	112,085
*PLX Technology, Inc.	3,500	13,650
*PMC-Sierra, Inc.	21,900	200,385
#*Polycom, Inc.	8,600	204,250
Power Integrations, Inc.	2,500	73,225
*Presstek, Inc.	266	452
—*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	101,835
*PROS Holdings, Inc.	1,999	15,712
QAD, Inc.	5,210	19,590
*QLogic Corp.	13,400	174,870
QUALCOMM, Inc.	165,920	7,667,163
*Quest Software, Inc.	11,428	168,449
*Radiant Systems, Inc.	3,908	39,314
*RadiSys Corp.	2,860	22,651
#*Rambus, Inc.	8,384	141,941
*RealNetworks, Inc.	12,200	35,380
*Red Hat, Inc.	17,650	402,950
Renaissance Learning, Inc.	3,378	32,868
*RF Micro Devices, Inc.	25,500	132,600
Richardson Electronics, Ltd.	2,200	8,184
*RightNow Technologies, Inc.	2,400	28,896
*Rimage Corp.	1,691	28,189
#*Riverbed Technology, Inc.	7,600	152,076
*Rofin-Sinar Technologies, Inc.	3,700	80,327
*Rogers Corp.	1,286	32,086
#*Rovi Corp.	13,312	348,242
*Rubicon Technology, Inc.	1,800	21,276
*Rudolph Technologies, Inc.	2,537	20,727
*S1 Corp.	7,390	52,395
#*Saba Software, Inc.	3,400	12,954
#*SAIC, Inc.	24,700	446,823
#*Salesforce.com, Inc.	9,350	405,229
*Sandisk Corp.	19,220	342,500
*Sapient Corp.	13,000	86,840
*SAVVIS, Inc.	5,160	74,872
#*ScanSource, Inc.	3,362	95,918
*Scientific Learning Corp.	187	408
*SCM Microsystems, Inc.	1,092	2,402
*SeaChange International, Inc.	4,800	43,920
#Seagate Technology	26,380	317,615
*Semitool, Inc.	4,900	29,008
*Semtech Corp.	7,320	134,688
*ShoreTel, Inc.	4,940	42,583

1365

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Sigma Designs, Inc.	4,000	$64,680
*Silicon Graphics International Corp.	2,152	10,803
*Silicon Image, Inc.	7,300	17,885
#*Silicon Laboratories, Inc.	5,820	249,271
*Silicon Storage Technology, Inc.	11,000	20,680
*Skyworks Solutions, Inc.	18,521	223,734
*Smart Modular Technologies (WWH), Inc.	3,100	9,238
*Smith Micro Software, Inc.	3,600	41,148
*Soapstone Networks, Inc.	1,700	842
*Solera Holdings, Inc.	6,892	185,602
#*Sonic Solutions, Inc.	1,207	4,381
*SonicWALL, Inc.	7,100	53,889
*Sonus Networks, Inc.	200	380
*Sourcefire, Inc.	2,700	47,628
*Spark Networks, Inc.	3,300	8,118
*Spectrum Control, Inc.	2,000	19,740
*SPSS, Inc.	1,768	87,481
*SRA International, Inc.	7,360	144,992
*SRS Labs, Inc.	3,500	26,040
*Standard Microsystems Corp.	2,342	54,334
*Starent Networks Corp.	6,523	156,422
*StarTek, Inc.	2,385	22,538
#*STEC, Inc.	6,224	212,176
#*Stratasys, Inc.	2,463	38,866
*SuccessFactors, Inc.	5,100	53,805
*Sun Microsystems, Inc.	33,027	302,858
*Super Micro Computer, Inc.	1,591	12,633
*Supertex, Inc.	2,100	48,405
*Support.com, Inc.	4,350	10,701
*Switch and Data Facilities Co.	3,549	49,296
#*Sybase, Inc.	10,935	391,473
*Sycamore Networks, Inc.	39,887	135,616
#*Symantec Corp.	87,115	1,300,627
*Symmetricom, Inc.	5,609	36,346
*Symyx Technologies, Inc.	4,500	31,185
#*Synaptics, Inc.	3,300	79,101
*Synchronoss Technologies, Inc.	3,200	38,016
*SYNNEX Corp.	4,888	138,917
*Synopsys, Inc.	15,829	316,263
Syntel, Inc.	5,200	205,816
#*Take-Two Interactive Software, Inc.	2,800	26,656
*Taleo Corp. Class A	2,973	52,028
*Tech Data Corp.	5,300	185,129
Technitrol, Inc.	4,200	30,492
*TechTarget, Inc.	2,581	14,454
*TechTeam Global, Inc.	1,479	9,599
*Techwell, Inc.	1,671	15,941
#*Tekelec	8,700	159,993
*TeleCommunication Systems, Inc.	4,200	34,776
*TeleTech Holdings, Inc.	6,000	100,320
*Tellabs, Inc.	54,566	316,483
*Teradata Corp.	17,185	422,235
#*Teradyne, Inc.	18,500	145,780
#*Terremark Worldwide, Inc.	6,700	41,741
*Tessco Technologies, Inc.	876	13,210
*Tessera Technologies, Inc.	1,700	47,753
Texas Instruments, Inc.	136,530	3,283,546
#*THQ, Inc.	7,619	51,123
#*TIBCO Software, Inc.	20,000	174,600
*Tier Technologies, Inc. Class B	2,100	15,540
*TiVo, Inc.	11,800	120,950

1366

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TNS, Inc.	2,000	$45,860
*Tollgrade Communications, Inc.	1,200	6,708
Total System Services, Inc.	18,883	277,202
*Travelzoo, Inc.	1,041	14,210
#*Trimble Navigation, Ltd.	13,948	330,707
*Triquint Semiconductor, Inc.	17,700	127,086
*TTM Technologies, Inc.	4,100	40,467
#*Tyler Technologies, Inc.	5,500	84,700
#*Ultimate Software Group, Inc.	2,396	61,338
*Ultratech, Inc.	3,800	45,258
*Unica Corp.	2,600	16,276
United Online, Inc.	9,350	85,833
#*Universal Display Corp.	4,458	54,165
*ValueClick, Inc.	8,200	94,300
#*Varian Semiconductor Equipment Associates, Inc.	6,597	211,368
*Veeco Instruments, Inc.	1,600	30,144
#*VeriFone Holdings, Inc.	6,500	58,565
#*VeriSign, Inc.	18,532	378,794
*Viasat, Inc.	4,300	116,100
*Vicon Industries, Inc.	900	5,850
*Video Display Corp.	1,359	4,240
*Virage Logic Corp.	1,005	5,015
*Virtusa Corp.	3,200	29,824
*Visa, Inc.	56,500	3,698,490
*Vishay Intertechnology, Inc.	17,193	122,242
#*VistaPrint, Ltd.	3,400	140,250
#*VMware, Inc. Class A	7,657	246,785
*Vocus, Inc.	1,300	21,866
*Volterra Semiconductor Corp.	1,900	31,521
Wayside Technology Group, Inc.	252	1,870
*Web.com Group, Inc.	2,905	17,837
#*WebMD Health Corp. Class A	1,353	45,204
*Websense, Inc.	5,331	78,899
*Western Digital Corp.	23,200	701,800
#Western Union Co.	59,027	1,031,792
*Wright Express Corp.	3,640	102,939
Xerox Corp.	64,130	525,225
Xilinx, Inc.	32,430	703,407
*Yahoo!, Inc.	103,250	1,478,540
*Zebra Technologies Corp. Class A	5,280	129,043
*ZiLOG, Inc.	2,600	6,474
*Zoran Corp.	10,989	126,593
*Zygo Corp.	165	1,043

Total Information Technology		208,877,709

Materials — (3.2%)
A. Schulman, Inc.	3,300	70,323
A.M. Castle & Co.	1,988	20,973
*AEP Industries, Inc.	800	25,528
Air Products & Chemicals, Inc.	21,500	1,603,900
Airgas, Inc.	9,540	425,293
AK Steel Holding Corp.	10,900	214,403
#Albemarle Corp.	10,000	297,100
Alcoa, Inc.	72,038	847,167
#Allegheny Technologies, Inc.	10,879	294,603
AMCOL International Corp.	2,861	53,815
*American Pacific Corp.	300	2,430
American Vanguard Corp.	2,950	25,547
AptarGroup, Inc.	7,900	275,868
*Arabian American Development Co.	700	2,415
Arch Chemicals, Inc.	2,400	63,720

1367

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Ashland, Inc.	7,707	$255,410
*Balchem Corp.	2,275	63,131
#Ball Corp.	10,722	518,516
Bemis Co., Inc.	9,191	241,907
*Brush Engineered Materials, Inc.	2,740	58,444
*Buckeye Technologies, Inc.	3,300	20,955
*Bway Holding Co.	4,700	74,730
Cabot Corp.	3,500	64,050
*Calgon Carbon Corp.	5,700	72,219
Carpenter Technology Corp.	4,775	89,245
#Celanese Corp. Class A	7,400	190,180
CF Industries Holdings, Inc.	5,947	469,456
Cliffs Natural Resources, Inc.	11,800	323,202
#*Coeur d’Alene Mines Corp	2,000	28,400
Commercial Metals Co.	14,500	239,830
#Compass Minerals International, Inc.	2,800	148,932
*Core Molding Technologies, Inc.	389	1,190
*Crown Holdings, Inc.	18,400	461,840
Cytec Industries, Inc.	5,200	130,520
Deltic Timber Corp.	1,300	58,461
Dow Chemical Co.	32,900	696,493
du Pont (E.I.) de Nemours & Co.	70,600	2,183,658
#Eagle Materials, Inc.	4,719	128,829
Eastman Chemical Co.	6,400	317,824
Ecolab, Inc.	24,925	1,034,637
FMC Corp.	6,800	330,752
#Freeport-McMoRan Copper & Gold, Inc. Class B	34,473	2,078,722
Friedman Industries, Inc.	1,199	6,607
*General Moly, Inc.	6,400	18,112
*Gentek, Inc.	1,260	29,900
#Greif, Inc. Class A	3,100	159,123
H.B. Fuller Co.	4,800	96,768
Hawkins, Inc.	888	16,659
*Haynes International, Inc.	1,800	41,454
#*Headwaters, Inc.	7,000	21,490
*Hecla Mining Co.	24,200	76,230
*Horsehead Holding Corp.	3,700	39,553
*Huntsman Corp.	14,200	87,188
*ICO, Inc.	1,200	4,956
Innophos Holdings, Inc.	2,500	46,950
*Innospec, Inc.	1,700	20,298
International Flavors & Fragrances, Inc.	8,730	307,820
International Paper Co.	9,800	184,338
Kaiser Aluminum Corp.	2,300	76,038
*Kapstone Paper and Packaging Corp.	1,000	5,040
KMG Chemicals, Inc.	1,500	11,100
Koppers Holdings, Inc.	1,000	27,910
*Kronos Worldwide, Inc.	5,583	45,892
#*Landec Corp.	3,992	25,229
*Louisiana-Pacific Corp.	11,400	48,108
*LSB Industries, Inc.	1,900	33,744
Lubrizol Corp.	7,800	451,854
Martin Marietta Materials, Inc.	4,500	387,315
MeadWestavco Corp.	18,410	358,811
Minerals Technologies, Inc.	1,600	69,552
#*Mines Management, Inc.	1,170	2,071
Monsanto Co.	52,250	4,389,000
Mosaic Co. (The)	39,660	2,068,269
Myers Industries, Inc.	3,866	38,041
Nalco Holding Co.	11,333	200,481
NewMarket Corp.	1,989	150,468

1368

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Newmont Mining Corp.	49,160	$2,032,766
NL Industries, Inc.	5,704	38,958
*Northern Technologies International Corp.	300	2,607
#Nucor Corp.	33,880	1,506,644
Olin Corp.	8,155	112,458
Olympic Steel, Inc.	1,600	40,816
*OM Group, Inc.	3,600	121,176
*OMNOVA Solutions, Inc.	2,700	15,147
#*Owens-Illinois, Inc.	17,800	604,132
P.H. Glatfelter Co.	5,000	51,750
Packaging Corp. of America	8,900	175,063
*Pactiv Corp.	15,100	380,218
*Penford Corp.	1,928	12,648
*PolyOne Corp.	12,400	53,196
PPG Industries, Inc.	16,335	898,425
Praxair, Inc.	29,800	2,329,764
Quaker Chemical Corp.	900	16,200
*Ready Mix, Inc.	800	3,040
Reliance Steel & Aluminum Co.	7,700	259,567
Rock-Tenn Co. Class A	4,400	197,824
*Rockwood Holdings, Inc.	7,780	139,418
Royal Gold, Inc.	4,600	188,968
RPM International, Inc.	14,000	223,440
*RTI International Metals, Inc.	2,100	37,296
Schnitzer Steel Industries, Inc. Class A	2,724	146,470
Schweitzer-Maudoit International, Inc.	2,340	76,518
#Scotts Miracle-Gro Co. Class A (The)	6,660	260,073
Sealed Air Corp.	14,860	273,275
*Senomyx, Inc.	701	1,963
Sensient Technologies Corp.	6,270	157,941
#Sigma-Aldrich Corp.	16,135	818,851
Silgan Holdings, Inc.	4,730	237,730
*Solitario Exploration & Royalty Corp.	400	800
*Solutia, Inc.	2,600	23,244
Sonoco Products Co.	11,480	303,990
Southern Copper Corp.	83,000	2,138,080
*Spartech Corp.	2,300	28,750
#Steel Dynamics, Inc.	21,700	355,012
Stepan Co.	1,391	62,289
*Stillwater Mining Co.	9,900	66,231
*Synalloy Corp.	1,037	9,022
Temple-Inland, Inc.	11,100	173,826
Terra Industries, Inc.	9,200	268,272
#Texas Industries, Inc.	3,200	145,600
*Titanium Metals Corp.	20,417	170,890
*U.S. Gold Corp.	8,900	26,344
*United States Lime & Minerals, Inc.	804	31,509
*United States Steel Corp.	12,000	477,000
*Universal Stainless & Alloy Products, Inc.	300	5,283
Valhi, Inc.	9,895	129,921
Valspar Corp.	12,500	316,500
Vulcan Materials Co.	9,616	456,568
*W.R. Grace & Co.	7,500	124,725
#Walter Energy, Inc.	5,000	246,800
*Wausau Paper Corp.	5,223	49,096
Westlake Chemical Corp.	6,200	154,938
Weyerhaeuser Co.	15,541	544,557
Worthington Industries, Inc.	8,100	107,082
Zep, Inc.	2,526	40,618
*Zoltek Companies, Inc.	3,087	30,623

Total Materials		41,952,899

1369

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	700	$—
—*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.6%)
Alaska Communications Systems Group, Inc.	4,500	33,345
#*American Tower Corp.	50,404	1,718,272
*Arbinet Corp.	3,000	6,300
AT&T, Inc.	560,712	14,707,476
Atlantic Tele-Network, Inc.	1,473	61,763
#*Cbeyond, Inc.	2,162	30,311
*Centennial Communications Corp.	15,700	120,419
CenturyTel, Inc.	27,711	869,848
*Cincinnati Bell, Inc.	28,300	88,579
*Cogent Communications Group, Inc.	4,400	36,476
Consolidated Communications Holdings, Inc.	3,313	41,843
#*Crown Castle International Corp.	22,700	652,398
D&E Communications, Inc.	1,799	19,069
Frontier Communications Corp.	32,000	224,000
*General Communications, Inc. Class A	4,600	31,510
*Global Crossing, Ltd.	4,800	52,176
Hickory Tech Corp.	2,200	18,634
#Iowa Telecommunications Services, Inc.	2,200	26,972
*iPCS, Inc.	1,800	32,418
#*Leap Wireless International, Inc.	7,825	187,409
#*MetroPCS Communications, Inc.	33,360	395,316
*Neutral Tandem, Inc.	2,700	83,700
*NII Holdings, Inc.	14,852	341,893
NTELOS Holdings Corp.	4,000	61,960
*PAETEC Holding Corp.	10,500	30,870
*Premiere Global Services, Inc.	5,500	52,745
Qwest Communications International, Inc.	185,460	715,876
#*SBA Communications Corp.	12,860	335,517
*Shenandoah Telecommunications Co.	3,200	65,152
*Sprint Nextel Corp.	289,478	1,157,912
*SureWest Communications	2,098	26,875
*Syniverse Holdings, Inc.	7,480	131,125
Telephone & Data Systems, Inc.	5,600	144,144
Telephone & Data Systems, Inc. Special Shares	8,208	197,813
#*tw telecom, inc.	10,000	99,000
*United States Cellular Corp.	6,200	222,084
*USA Mobility, Inc.	3,500	47,250
Verizon Communications, Inc.	305,625	9,801,394
Windstream Corp.	46,808	410,506
*Xeta Corp.	1,100	2,365

Total Telecommunication Services		33,282,715

Utilities — (3.0%)
#*AES Corp.	72,993	933,580
AGL Resources, Inc.	6,200	208,444
Allegheny Energy, Inc.	14,800	373,108
ALLETE, Inc.	2,600	83,148
Alliant Energy Corp.	10,000	261,600
#Ameren Corp.	8,100	205,983
American Electric Power Co., Inc.	36,878	1,141,743
American States Water Co.	1,900	69,065
Aqua America, Inc.	13,467	243,214
Artesian Resources Corp. Class A	471	8,332
Atmos Energy Corp.	9,030	245,255
Avista Corp.	3,900	72,228
*Cadiz, Inc.	104	1,211

1370

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
California Water Service Group	1,914	$72,483
#*Calpine Corp.	35,312	454,819
CenterPoint Energy, Inc.	27,700	333,785
Central Vermont Public Service Corp.	1,249	23,032
CH Energy Group, Inc.	1,800	89,082
Chesapeake Utilities Corp.	975	32,321
#Cleco Corp.	6,582	155,928
CMS Energy Corp.	2,900	37,526
Connecticut Water Services, Inc.	300	6,489
Consolidated Edison, Inc.	28,000	1,102,080
Constellation Energy Group	9,600	275,520
Delta Natural Gas Co., Inc.	360	8,672
#Dominion Resources, Inc.	53,400	1,804,920
DPL, Inc.	7,100	170,045
DTE Energy Co.	14,000	482,440
Duke Energy Corp.	128,264	1,985,527
*Dynegy, Inc.	9,800	19,698
Edison International	24,400	788,608
*El Paso Electric Co.	3,400	51,374
Empire District Electric Co.	3,470	63,709
Energen Corp.	5,300	218,996
Energy West, Inc.	1,050	8,736
#Entergy Corp.	20,000	1,606,600
EQT Corp.	5,500	211,090
Exelon Corp.	49,600	2,522,656
FirstEnergy Corp.	26,100	1,075,320
FPL Group, Inc.	39,026	2,211,603
Great Plains Energy, Inc.	5,200	82,836
Hawaiian Electric Industries, Inc.	7,300	130,451
IDACORP, Inc.	2,600	72,072
Integrys Energy Group, Inc.	5,701	192,580
#ITC Holdings Corp.	5,700	271,890
Laclede Group, Inc.	2,600	87,282
#MDU Resources Group, Inc.	16,200	326,106
MGE Energy, Inc.	2,398	86,016
Middlesex Water Co.	1,920	29,357
*Mirant Corp.	17,300	312,438
National Fuel Gas Co.	6,200	251,596
New Jersey Resources Corp.	4,800	185,280
#Nicor, Inc.	4,300	156,692
NiSource, Inc.	8,100	104,328
Northeast Utilities, Inc.	16,040	369,080
Northwest Natural Gas Co.	2,997	133,786
NorthWestern Corp.	3,000	72,600
#*NRG Energy, Inc.	23,600	642,156
NSTAR	11,700	375,570
#NV Energy, Inc.	12,200	140,300
OGE Energy Corp.	7,100	213,710
Oneok, Inc.	9,200	304,520
#Ormat Technologies, Inc.	5,400	213,786
Pennichuck Corp.	600	13,770
Pepco Holdings, Inc.	14,600	209,948
PG&E Corp.	39,000	1,574,430
Piedmont Natural Gas Co.	7,900	194,498
Pinnacle West Capital Corp.	8,300	265,268
PNM Resources, Inc.	7,020	85,644
Portland General Electric Co.	2,719	51,743
PPL Corp.	31,800	1,074,522
Progress Energy, Inc.	28,450	1,122,068
Public Service Enterprise Group, Inc.	53,091	1,722,803
Questar Corp.	19,799	654,753

1371

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
RGC Resources, Inc.	100	$2,605
*RRI Energy, Inc.	36,499	195,270
#SCANA Corp.	12,320	435,512
Sempra Energy	25,400	1,331,722
SJW Corp.	2,656	59,547
South Jersey Industries, Inc.	3,300	121,704
Southern Co.	80,900	2,540,260
Southwest Gas Corp.	3,400	82,348
Southwest Water Co.	2,170	10,611
TECO Energy, Inc.	11,700	157,833
UGI Corp.	11,600	306,704
UIL Holdings Corp.	1,833	44,725
Unisource Energy Corp.	3,300	91,080
Vectren Corp.	8,200	201,392
Westar Energy, Inc.	8,600	169,162
WGL Holdings, Inc.	3,907	129,400
Wisconsin Energy Corp.	12,590	540,992
Xcel Energy, Inc.	42,000	837,480

Total Utilities		38,642,196

TOTAL COMMON STOCKS		1,097,155,303

RIGHTS/WARRANTS — (0.0%)
—*Preferred Bank Rights 08/24/09	940	316

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	3,856,681	3,856,681

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.7%)
§@DFA Short Term Investment Fund LP	187,727,843	187,727,843
@Repurchase Agreement, Deutsche Bank 0.20%, 08/03/09 (Collateralized by $1,863,154 FHLMC 4.000%, 07/01/39, valued at $1,814,519) to be repurchased at $1,761,698	$1,762	1,761,669
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $830,000 FNMA 6.000%, 06/01/37 & 02/01/39, valued at $701,007) to be repurchased at $679,401	679	679,390

TOTAL SECURITIES LENDING COLLATERAL		190,168,902

TOTAL INVESTMENTS — (100.0%) (Cost $1,122,333,005)##		$1,291,181,202

1372

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$118,145,262	—	—	$118,145,262
Consumer Staples	130,215,911	—	—	130,215,911
Energy	122,776,696	—	—	122,776,696
Financials	128,821,203	—	—	128,821,203
Health Care	157,423,727	$8,514	—	157,432,241
Industrials	117,008,465	—	—	117,008,465
Information Technology	208,877,217	492	—	208,877,709
Materials	41,952,899	—	—	41,952,899
Other	—	6	—	6
Telecommunication Services	33,282,715	—	—	33,282,715
Utilities	38,642,196	—	—	38,642,196
Rights/Warrants	—	316	—	316
Temporary Cash Investments	3,856,681	—	—	3,856,681
Securities Lending Collateral	—	190,168,902	—	190,168,902

TOTAL	$1,101,002,972	$190,178,230	—	$1,291,181,202

1373

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At July 31, 2009, the Trust consisted of fourteen investment portfolios, all of which are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale

1374

of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At July 31, 2009, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,081,611,882
The U.S. Large Cap Value Series	7,334,246,315
The DFA International Value Series	5,865,118,430
The Japanese Small Company Series	1,616,820,030
The Asia Pacific Small Company Series	730,919,362
The United Kingdom Small Company Series	807,473,942
The Continental Small Company Series	1,663,642,283
The Canadian Small Company Series	506,416,960
The Emerging Markets Series	1,326,571,969
The Emerging Markets Small Cap Series	927,981,550
The DFA One-Year Fixed Income Series	3,405,404,026
The DFA Two-Year Global Fixed Income Series	3,141,531,115
The Tax-Managed U.S. Marketwide Value Series	2,813,401,746
The Tax-Managed U.S. Equity Series	1,122,808,113

Recent Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not yet been determined.

In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through September 29, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

1375

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

1376

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.6%)
ARGENTINA — (0.1%)
*Banco Macro SA	910,949	$1,506,344
*Banco Suquia SA	327,868	—
Petrobras Energia Participacio	5,752,024	3,960,689

TOTAL ARGENTINA		5,467,033

BRAZIL — (4.2%)
*Acucar Guarani SA	1,152,400	3,298,307
*Banco ABC Brasil SA	402,300	1,701,271
Banco Alfa de Investimento SA	98,700	406,280
Banco Bradesco SA	23,400	309,157
*Banco Daycoval SA	401,600	1,689,701
*Banco Industrial e Comercial SA	1,170,100	5,656,868
*Banco Panamericano SA	956,400	2,604,053
Banco Pine SA	273,700	1,301,203
Banco Sofisa SA	715,300	2,012,770
Bematech SA	391,800	1,385,973
*BM&F Bovespa SA	13,089,600	84,469,401
*BR Malls Participacoes SA	449,200	4,670,765
Brasil Brokers Participacoes SA	438,100	1,199,888
*BRF - Brasil Foods SA	7,171	157,583
*Brookfield Incorporacoes SA	2,286,900	7,354,362
*Camargo Correa Desenvolvimento Imobiliario SA	500,400	1,550,214
*Cia Providencia Industria e Comercio SA	70,100	198,005
#Cia Vale do Rio Doce	290,000	5,721,700
Companhia Siderurgica Nacional SA	177,500	4,547,501
*Cosan SA Industria e Comercio	1,320,500	12,130,977
Cremer SA	241,700	1,502,731
*Empresa Brasileira de Aeronautica SA ADR	983,501	19,168,435
Eternit SA	630,320	2,527,023
*Even Construtora e Incorporadora SA	659,255	2,007,004
*EZ Tec Empreendimentos e Participacoes SA	767,300	2,463,421
*Fertilizantes Heringer SA	83,600	445,837
Financeira Alfa SA	36,400	65,942
Gafisa SA	1,549,100	19,802,243
Gafisa SA ADR	168,277	4,309,574
Gerdau SA	1,869,600	16,594,172
Globex Utilidades SA	45,131	202,222
Gol Linhas Aereas Inteligentes SA Sponsored ADR	96,429	714,539
*Grendene SA	306,200	3,405,413
*Guararapes Confeccoes SA	13,500	266,925
*IdeiasNet SA	1,004,700	1,830,888
*Iguatemi Empresa de Shopping Centers SA	298,900	3,586,960
Industrias Romi SA	609,600	3,528,704
#Itau Unibanco Holding SA ADR	735,328	13,155,018
JBS SA	3,909,700	15,527,738
JHSF Participacoes SA	1,173,800	1,635,739
*Kepler Weber SA	2,957,000	253,582
*Klabin Segall SA	420,300	896,580
Kroton Educacional SA (B23DNH7)	57,000	516,307
*Kroton Educacional SA (B68F9C3)	18,187	163,666
*Log-in Logistica Intermodal SA	632,300	2,778,968
M Dias Branco SA	167,100	2,821,198
*Magnesita Refratarios SA	703,918	3,784,161
*Marisa SA	80,400	311,990
*Medial Saude SA	542,500	2,456,988
*Minerva SA	337,400	849,942

1377

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*MPX Energia SA	386,000	$3,361,919
*Multiplan Empreendimentos Imobiliarios SA	98,600	1,264,638
Obrascon Huarte Lain Brasil SA	226,300	2,437,963
*Parana Banco SA	60,700	257,017
*Paranapanema SA	305,700	668,501
*PDG Realty SA Empreendimentos e Participacoes	651,200	9,249,256
*Plascar Participacoes Industriais SA	1,089,500	1,366,437
Porto Seguro SA	327,900	2,934,975
*Positivo Informatica SA	248,500	1,819,381
*Rodobens Negocios Imobiliarios SA	117,500	1,133,592
*Rossi Residencial SA	1,671,400	9,710,827
Sao Carlos Empreendimentos e Participacoes SA	69,000	569,530
*Sao Martinho SA	334,500	2,841,659
*Sul America SA	283,700	5,016,354
*Tegma Gestao Logistica	45,600	232,185
Universo Online SA	479,100	2,028,616
Usinas Siderurgicas de Minas Gerais SA	994,500	24,300,820

TOTAL BRAZIL		339,133,559

CHILE — (2.2%)
Banco de Credito e Inversiones SA Series A	128,959	3,610,995
CAP SA	160,719	3,736,891
Cementos Bio-Bio SA	665,307	1,352,625
Cintac SA	153,487	57,304
Compania Cervecerias Unidas SA	143,000	971,279
Compania de Consumidores de Gas Santiago SA	143,920	585,203
Compania General de Electricidad SA	246,519	1,649,383
*Compania SudAmericana de Vapores SA	9,901,043	7,319,873
Componia Tecno Industrial SA	4,900,000	135,847
CorpBanca SA	1,094,752,795	6,614,448
CorpBanca SA ADR	100	2,990
Cristalerias de Chile SA	264,624	2,856,306
Embotelladora Andina SA Series A ADR	48,768	725,424
Embotelladora Andina SA Series B ADR	7,357	134,265
Empresa Nacional de Electricidad SA	941,189	1,541,250
Empresa Nacional de Telecomunicaciones SA	116,880	1,614,782
Empresas CMPC SA	1,214,162	35,905,354
Empresas Copec SA	1,289,969	16,426,869
*Empresas Iansa SA	22,761,793	1,499,784
Enersis SA	31,903,095	12,205,786
Enersis SA Sponsored ADR	2,890,837	55,475,162
Industrias Forestales SA	3,436,382	854,253
Inversiones Frimetal SA	2,440,814	15,789
Madeco SA	43,800,292	2,898,971
Masisa SA	33,602,404	4,434,362
Minera Valparaiso SA	7,500	212,088
Parque Arauco SA	2,401,968	2,255,200
Sociedad Quimica y Minera de Chile SA Series B	306,423	10,964,512
Soquimic Comercial SA	198,000	82,340
Vina Concha Y Toro SA Sponsored ADR	7,386	307,258
Vina San Pedro Tarapaca SA	86,964,000	659,001
Watt’s SA	163,489	89,140

TOTAL CHILE		177,194,734

CHINA — (11.1%)
Agile Property Holdings, Ltd.	9,060,000	12,744,551
Aluminum Corp. of China, Ltd.	28,000	32,371
Aluminum Corp. of China, Ltd. ADR	289,495	8,360,616
AMVIG Holdings, Ltd.	3,391,100	2,713,644
#Angang Steel Co., Ltd.	6,293,640	14,220,141
*Anton Oilfield Services Group	1,690,000	208,798

1378

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Asia Cement China Holdings Corp.	764,500	$560,011
*AviChina Industry and Technology Co., Ltd.	9,796,000	2,932,461
Bank of China, Ltd.	130,376,000	64,797,564
#Bank of Communications Co., Ltd.	4,991,000	6,116,900
Baoye Group Co., Ltd.	1,020,000	676,619
*Beijing Capital International Airport Co., Ltd.	9,406,000	6,696,904
#Beijing Capital Land, Ltd.	4,982,000	2,250,305
#Beijing Enterprises Holdings, Ltd.	5,634,000	28,387,958
Beijing North Star Co., Ltd.	3,836,000	1,639,957
Bosideng International Holdings, Ltd.	11,916,000	1,734,242
#*Brilliance China Automotive Holdings, Ltd.	9,278,000	1,314,147
*Byd Co., Ltd.	153,800	849,912
*BYD Electronic International Co., Ltd.	1,098,000	721,148
*Casil Energine International (Holdings), Ltd.	1,614,000	120,502
#*Catic Shenzhen Holdings, Ltd.	2,458,000	777,327
*Central China Real Estate, Ltd.	1,141,000	338,062
Chaoda Modern Agriculture (Holdings), Ltd.	30,747,412	20,974,797
*China Aerospace International Holdings, Ltd.	8,068,000	820,279
China Agri-Industries Holdings, Ltd.	7,278,000	5,379,930
*China Aoyuan Property Group, Ltd.	4,601,000	1,035,911
*China BlueChemical, Ltd.	2,754,000	1,525,472
China Citic Bank	12,624,000	8,765,971
China Coal Energy Co.	2,704,000	3,772,205
*China Communications Services Corp., Ltd.	6,950,000	4,401,765
China Construction Bank Corp.	19,315,000	15,513,625
#China COSCO Holdings Co., Ltd.	2,040,000	2,936,337
China Everbright, Ltd.	7,489,600	23,541,347
China Foods, Ltd.	13,665,200	8,421,692
*China Grand Forestry Green Resources Group, Ltd.	21,988,000	1,061,637
#China Green (Holdings), Ltd.	3,996,800	4,265,513
China Haidian Holdings, Ltd.	11,853,000	1,252,146
#China Huiyuan Juice Group, Ltd.	2,354,000	1,878,389
China Life Insurance Co., Ltd.	9,000	39,916
China Life Insurance Co., Ltd. ADR	198,442	13,208,299
China Merchants Holdings (International) Co., Ltd.	2,197,167	7,234,307
*China Mining Resources Group, Ltd.	17,992,000	1,054,706
China Mobile, Ltd.	4,500	47,337
China Molybdenum Co., Ltd.	1,907,000	1,741,075
#*China Nickel Resources Holding Co., Ltd.	1,350,000	259,747
China Oilfield Services, Ltd.	498,000	540,834
China Petroleum and Chemical Corp. (Sinopec)	46,000	41,186
China Petroleum and Chemical Corp. (Sinopec) ADR	128,920	11,520,291
China Pharmaceutical Group, Ltd.	12,982,000	7,376,672
*China Properties Group, Ltd.	2,943,000	913,612
#China Rare Earth Holdings, Ltd.	14,431,000	2,861,676
China Resources Enterprise, Ltd.	5,692,000	14,305,046
China Resources Gas Group, Ltd.	128,000	107,135
China Shineway Pharmaceutical Group, Ltd.	221,000	215,357
#*China Shipping Container Lines Co., Ltd.	32,770,700	12,773,852
China Shipping Development Co., Ltd.	894,000	1,355,473
*China Southern Airlines Co., Ltd. ADR	23,250	413,385
China Starch Holdings, Ltd.	1,315,000	110,086
China Travel International Investment Hong Kong, Ltd.	21,415,000	5,343,241
#China Unicom Hong Kong, Ltd.	2,354,000	3,394,284
China Unicom Hong Kong, Ltd. ADR	3,960,892	56,957,627
*China Wireless Technologies, Ltd.	484,000	32,995
Chongqing Iron and Steel Co., Ltd.	1,880,000	950,636
Citic Pacific, Ltd.	3,940,000	11,254,105
*CITIC Resources Holdings, Ltd.	13,006,000	4,163,308
CNPC Hong Kong, Ltd.	41,130,000	41,848,999
#Comba Telecom Systems Holdings, Ltd.	6,183,759	4,361,855

1379

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
CHINA — (Continued)
COSCO International Holdings, Ltd.	2,328,000	$1,096,349
COSCO Pacific, Ltd.	16,910,000	23,408,141
Coslight Technology International Group, Ltd.	264,000	244,103
#Country Garden Holdings Co.	1,674,000	786,101
Dachan Food Asia, Ltd.	847,000	191,983
#Dalian Port (PDA) Co., Ltd.	13,298,000	5,808,395
Denway Motors, Ltd.	57,620,000	28,567,046
Digital China Holdings, Ltd.	1,170,000	835,937
Dongfeng Motor Corp.	29,066,000	30,926,741
*Dongyue Group	448,000	55,476
#Dynasty Fine Wines Group, Ltd.	9,454,600	2,252,196
*Enric Energy Equipment Holdings, Ltd.	110,000	51,875
First Tractor Co., Ltd.	238,000	86,059
#Fosun International	8,032,000	6,429,476
#Franshion Properties China, Ltd.	12,174,000	4,249,010
#FU JI Food & Catering Services	1,275,000	1,250,314
*Fushan International Energy Group, Ltd.	1,714,000	1,127,274
#Geely Automobile Holdings, Ltd.	41,676,900	10,132,695
Global Bio-Chem Technology Group Co., Ltd.	24,527,400	4,776,292
GOME Electrical Appliances Holdings, Ltd.	4,635,040	1,335,680
Great Wall Motor Co., Ltd.	3,555,000	4,055,053
Great Wall Technology Co., Ltd.	186,000	66,097
*Greentown China Holdings, Ltd.	2,916,000	4,496,210
#Guangshen Railway Co., Ltd. Sponsored ADR	420,517	10,239,589
Guangzhou Investment Co., Ltd.	15,630,000	3,400,372
Guangzhou Pharmaceutical Co., Ltd.	3,912,000	2,016,550
#Guangzhou R&F Properties Co., Ltd.	1,281,200	2,816,582
#Hainan Meilan International Airport Co., Ltd.	1,891,000	1,320,541
*Haitian International Holdings, Ltd.	260,000	84,809
Harbin Power Equipment Co., Ltd.	6,500,000	7,673,074
#*Hidili Industry International Development, Ltd.	4,722,000	5,400,501
#HKC (Holdings), Ltd.	13,658,000	1,177,117
#*Honghua Group, Ltd.	3,283,000	739,718
Hopson Development Holdings, Ltd.	1,950,000	3,120,362
*Hua Han Bio-Pharmaceutical Holdings, Ltd.	796,000	102,834
#*Hunan Non-Ferrous Metal Corp., Ltd.	5,694,000	1,648,348
#Intime Department Store Group Co., Ltd.	2,341,000	1,432,504
#Ju Teng International Holdings, Ltd.	2,216,000	1,667,138
Kingboard Chemical Holdings, Ltd.	22,500	71,533
*Kingway Brewery Holdings, Ltd.	426,000	79,522
#KWG Property Holding, Ltd.	3,972,000	3,015,052
*Lai Fung Holdings, Ltd.	2,115,000	70,796
Lenovo Group, Ltd.	12,376,000	5,876,566
Lianhua Supermarket Holdings Co., Ltd.	1,503,000	2,762,462
#*Lingbao Gold Co., Ltd.	1,042,000	393,561
#Lonking Holdings, Ltd.	3,010,000	2,126,982
#*Maanshan Iron and Steel Co., Ltd.	23,244,000	18,052,659
#*Mingyuan Medicare Development Co., Ltd.	4,861,900	519,877
*Minmetals Resources, Ltd.	2,840,000	808,279
Minth Group, Ltd.	1,362,000	1,297,919
*Nan Hai Corp., Ltd.	9,300,000	95,861
*Nanjing Panda Electronics Co., Ltd.	70,000	17,910
#Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,849
*NetDragon Websoft, Inc.	296,500	234,988
New World China Land, Ltd.	2,340,000	1,473,490
#Nine Dragons Paper Holdings, Ltd.	15,950,000	16,389,520
*Oriental Ginza Holdings, Ltd.	57,000	18,298
PetroChina Co., Ltd. ADR	32,000	3,768,000
*PICC Property and Casualty Co., Ltd.	5,992,000	4,647,409
Poly Hong Kong Investment, Ltd.	6,160,000	5,555,311
Qin Jia Yuan Media Services Co., Ltd.	1,941,450	434,853

1380

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
CHINA — (Continued)
Qingling Motors Co., Ltd.	12,306,000	$2,615,596
Qunxing Paper Holdings Co., Ltd.	595,000	336,576
*Scud Group, Ltd.	752,000	101,755
*Semiconductor Manufacturing International Corp.	41,468,000	2,232,454
*Semiconductor Manufacturing International Corp. ADR	892,564	2,365,295
*Shandong Chenming Paper Holdings, Ltd.	310,000	240,312
Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	238,187
#Shanghai Forte Land Co., Ltd.	4,814,000	1,647,627
Shanghai Industrial Holdings, Ltd.	7,807,000	42,199,081
Shanghai Prime Machinery Co., Ltd.	2,520,000	486,755
Shenzhen International Holdings, Ltd.	36,472,500	2,723,928
Shenzhen Investment, Ltd.	7,736,000	3,822,774
Shenzhou International Group	2,012,000	1,594,454
#Shimao Property Holdings, Ltd.	13,844,500	27,793,797
Shougang Concord International Enterprises Co., Ltd.	10,004,000	2,007,753
Shui On Land, Ltd.	11,223,300	7,915,608
Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,549,000	594,162
Sino Biopharmaceutical, Ltd.	1,958,666	391,245
#*Sino Union Petroleum & Chemical International, Ltd.	6,320,000	797,376
SinoCom Software Group, Ltd.	608,000	81,682
#Sinofert Holdings, Ltd.	3,482,000	1,900,194
#Sinolink Worldwide Holdings, Ltd.	6,158,000	990,923
#*Sino-Ocean Land Holdings, Ltd.	14,987,239	15,908,560
Sinopec Kantons Holdings, Ltd.	9,174,300	2,161,196
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	195,172	8,929,119
Sinotrans, Ltd.	26,720,000	6,742,500
#Sinotruk Hong Kong, Ltd.	885,500	1,026,419
#Skyworth Digital Holdings, Ltd.	4,444,000	1,659,124
#*Soho China, Ltd.	3,365,000	2,136,083
*SPG Land Holdings, Ltd.	266,000	112,998
#*SRE Group, Ltd.	9,996,000	1,351,625
*TCL Multimedia Technology Holdings, Ltd.	2,354,200	1,249,288
#Tian An China Investments Co., Ltd.	7,396,000	4,333,840
Tiangong International Co., Ltd.	237,000	95,715
#*Tianjin Port Development Holdings, Ltd.	2,496,000	1,053,997
*Tomson Group, Ltd.	192,000	86,586
#TPV Technology, Ltd.	4,530,000	2,461,556
#Travelsky Technology, Ltd.	8,035,000	5,806,072
Vinda International Holdings, Ltd.	1,240,000	852,411
*Wasion Group Holdings, Ltd.	570,000	546,365
Weichai Power Co., Ltd.	47,600	216,008
Weiqiao Textile Co., Ltd.	687,500	432,372
Wuyi International Pharmaceutical Co., Ltd.	1,207,500	133,815
#Xiamen International Port Co., Ltd.	4,290,000	868,104
Xingda International Holdings, Ltd.	2,176,000	807,049
#Xinjiang Xinxin Mining Industry Co., Ltd.	3,674,000	2,439,683
#Xinyu Hengdeli Holdings, Ltd.	1,140,000	421,408
*Xiwang Sugar Holdings Co., Ltd.	683,736	142,636
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	9,007,435
*Zhong An Real Estate, Ltd.	728,000	334,692

TOTAL CHINA		891,545,627

CZECH REPUBLIC — (0.3%)
Komercni Banka A.S.	30,022	5,176,006
*Pegas Nonwovens SA	48,766	1,019,461
Telefonica 02 Czech Republic A.S.	435,445	11,831,403
*Unipetrol A.S.	1,050,841	6,883,787

TOTAL CZECH REPUBLIC		24,910,657

HUNGARY — (2.0%)
*Danubius Hotel & Spa NYRT	136,180	2,571,906

1381

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
Egis Gyogyszergyar NYRT	57,430	$5,853,725
*FHB Mortgage Bank NYRT	5,300	22,036
#*Fotex Holding SE Co., Ltd.	913,849	1,880,755
#MOL Hungarian Oil & Gas NYRT	823,196	60,444,615
#*OTP Bank NYRT	3,925,907	83,812,654
#*Pannonplast NYRT	536,826	2,393,424
Tisza Chemical Group NYRT	237,913	3,159,218

TOTAL HUNGARY		160,138,333

INDIA — (11.0%)
*3i Infotech, Ltd.	386,378	627,086
Adani Enterprises, Ltd.	226,141	3,921,291
Aditya Birla Nuvo, Ltd.	308,435	5,657,891
Adlabs Films, Ltd.	20,606	147,693
*Agro Tech Foods, Ltd.	67,700	207,869
Alembic, Ltd.	619,600	518,070
Allahabad Bank, Ltd.	1,091,889	2,021,949
Alok Industries, Ltd.	5,246,255	2,287,340
Ambuja Cements, Ltd.	5,354,209	12,146,265
Amtek Auto, Ltd.	632,229	1,685,203
*Andhra Bank	1,015,129	1,958,838
Apollo Hospitals Enterprise, Ltd.	191,522	2,205,703
Apollo Tyres, Ltd.	1,676,970	1,411,747
*Arvind Mills, Ltd.	1,449,485	843,491
Ashapura Minechem, Ltd.	36,874	32,424
Ashok Leyland, Ltd.	6,240,668	4,735,442
Asian Hotels, Ltd.	2,100	13,654
Aurobindo Pharma, Ltd.	308,107	3,790,282
Avaya GlobalConnect, Ltd.	5,325	13,518
Axis Bank, Ltd.	926,344	17,759,448
Bajaj Auto Finance, Ltd.	90,482	356,304
*Bajaj Finserv, Ltd.	66,284	471,712
Bajaj Hindusthan, Ltd.	796,167	3,060,412
*Bajaj Holdings and Investment, Ltd.	296,790	2,909,099
Ballarpur Industries, Ltd.	2,658,186	1,290,340
Balmer Lawrie & Co., Ltd.	48,430	439,880
Balrampur Chini Mills, Ltd.	1,820,136	4,514,778
*Bank of Maharashtra, Ltd.	900,125	790,257
Bank of Rajasthan, Ltd.	527,425	635,144
Bata India, Ltd.	98,732	344,480
BEML, Ltd.	133,202	2,951,956
*Bengal and Assam Co., Ltd. - Private C	9,237	8,057
Bharat Forge, Ltd.	904,484	3,973,285
Bharati Shipyard, Ltd.	30,210	97,267
Bhushan Steel & Strips, Ltd.	189,156	3,072,971
Biocon, Ltd.	558,142	2,548,086
Birla Corp., Ltd.	75,445	480,910
Blue Star Infotech, Ltd.	10,194	17,727
Bombay Dyeing & Manufacturing Co., Ltd.	105,178	773,864
*Bombay Rayon Fashions, Ltd.	252,000	912,874
Cadila Healthcare, Ltd.	19,500	187,893
*Cairn India, Ltd.	2,477,483	12,226,254
Century Enka, Ltd.	54,052	150,652
Century Textiles & Industries, Ltd.	345,830	3,398,680
Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,588,958
City Union Bank, Ltd.	839,100	405,439
Clariant Chemicals (India), Ltd.	2,398	15,002
Coromandel Fertilisers, Ltd.	136,536	525,740
Cranes Software International, Ltd.	313,759	279,175
Cummins India, Ltd.	50,000	287,459
Dalmia Cement (Bharat), Ltd.	28,800	86,979

1382

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
DCM Shriram Consolidated, Ltd.	210,988	$252,605
Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	669,894
Dishman Pharmaceuticals & Chemicals, Ltd.	66,839	261,422
*DLF, Ltd.	89,326	738,280
Dr. Reddy’s Laboratories, Ltd.	617,398	10,512,600
*Dr. Reddy’s Laboratories, Ltd. ADR	6,300	105,525
E.I.D. - Parry (India), Ltd.	357,212	2,193,257
*Edelweiss Capital, Ltd.	28,614	258,284
Eicher Motors, Ltd.	23,810	187,900
EIH, Ltd.	881,287	2,154,020
Elder Pharmaceuticals, Ltd.	97,715	566,122
Electrosteel Casings, Ltd.	513,690	419,506
Elgi Equipments, Ltd.	47,790	55,118
*Escorts, Ltd.	388,991	593,093
Essel Propack, Ltd.	442,637	275,590
Everest Industries, Ltd.	9,843	22,234
Exide Industries, Ltd.	397,389	712,774
FAG Bearings (India), Ltd.	500	4,513
FDC, Ltd.	179,858	162,004
Federal Bank, Ltd.	1,330,205	6,661,977
Financial Technologies (India), Ltd.	87,301	2,565,455
Finolex Cables, Ltd.	537,055	448,488
Finolex Industries, Ltd.	695,629	736,509
*Firstsource Solutions, Ltd.	462,206	262,148
*Fortis Healthcare, Ltd.	605,010	1,299,367
Gammon India, Ltd.	377,404	1,303,407
Geodesic, Ltd.	263,010	629,736
*Gitanjali Gems, Ltd.	512,893	1,193,206
GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	128,424
Godfrey Phillips India, Ltd.	784	29,165
Godrej Industries, Ltd.	106,644	340,270
*Goetze (India), Ltd.	9,195	13,358
Graphite India, Ltd.	89,000	94,841
Great Eastern Shipping Co., Ltd.	645,773	3,468,258
*Great Offshore, Ltd.	162,012	1,621,255
*GTL Infrastructure, Ltd.	691,128	540,949
*GTL, Ltd.	525,227	3,293,999
Gujarat Alkalies & Chemicals, Ltd.	421,803	898,307
Gujarat Fluorochemicals, Ltd.	101,490	312,353
Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,242,379
Gujarat State Fertilizers & Chemicals, Ltd.	445,889	1,385,885
*Gujarat State Petronet, Ltd.	605,003	910,818
H.E.G., Ltd.	129,459	699,723
HCL Infosystems, Ltd.	496,002	1,230,589
HCL Technologies, Ltd.	1,246,145	6,269,219
HDFC Bank, Ltd.	188,976	5,926,107
Hexaware Technologies, Ltd.	1,162,865	1,705,151
*Hindalco Industries, Ltd.	6,083,881	12,737,138
Hinduja Global Solutions, Ltd.	65,909	560,314
*Hinduja Ventures, Ltd.	65,909	302,660
Hindustan Construction Co., Ltd.	1,176,506	2,890,878
Hotel Leelaventure, Ltd.	1,357,335	962,499
*Housing Development & Infrastructure, Ltd.	540,634	3,120,133
ICI India, Ltd.	47,767	540,602
ICICI Bank, Ltd. Sponsored ADR	3,330,895	104,423,558
*ICSA (India), Ltd.	278,281	1,065,172
IDBI Bank, Ltd.	2,354,413	5,211,813
India Cements, Ltd.	2,016,703	5,890,567
*India Infoline, Ltd.	1,395,726	3,974,881
Indiabulls Financial Services, Ltd.	1,234,470	5,117,784
Indiabulls Real Estate, Ltd.	2,924,244	15,011,223

1383

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Indiabulls Securities, Ltd.	6,234	$5,476
*Indian Hotels Co., Ltd.	3,531,468	5,042,037
Indian Oil Corp., Ltd.	8,798	100,291
Indian Overseas Bank	951,213	1,743,875
Indo Rama Synthetics (India), Ltd.	202,314	119,813
IndusInd Bank, Ltd.	1,771,067	3,215,817
INEIS ABS India, Ltd.	28,114	81,459
Infrastructure Development Finance Co., Ltd.	5,874,988	16,541,839
*ING Vysya Bank, Ltd.	162,306	719,899
Ipca Laboratories, Ltd.	94,786	1,208,218
IVRCL Infrastructures & Projects, Ltd.	1,432,050	10,030,940
J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	344,038
Jammu & Kashmir Bank, Ltd.	230,364	2,178,512
JBF Industries, Ltd.	35,983	71,130
*Jet Airways (India), Ltd.	244,572	1,309,138
Jindal Poly Films, Ltd.	21,594	132,503
Jindal Saw, Ltd.	233,794	2,376,596
*JK Tyre and Industries, Ltd.	158,673	292,159
JSL, Ltd.	726,612	1,209,910
JSW Steel, Ltd.	1,091,845	15,918,611
Jubilant Organosys, Ltd.	197,412	836,508
Karnataka Bank, Ltd.	427,594	1,215,960
Karur Vysya Bank, Ltd.	128,817	875,388
Kesoram Industries, Ltd.	204,223	1,526,074
Kirloskar Oil Engines, Ltd.	458,360	1,121,936
*Kotak Mahindra Bank, Ltd.	74,000	1,010,724
*KS Oils, Ltd.	1,831,255	2,068,236
Lakshmi Machine Works, Ltd.	3,835	79,553
*Landmark Property Development Co., Ltd.	246,234	35,006
LIC Housing Finance, Ltd.	518,887	6,671,277
Maharashtra Scooters, Ltd.	4,450	13,457
Maharashtra Seamless, Ltd.	70,749	373,589
*Mahindra & Mahindra Financial Services, Ltd.	5,034	25,457
Mahindra & Mahindra, Ltd.	1,184,703	21,166,370
Mahindra Lifespace Developers, Ltd.	92,412	580,867
Maruti Suzuki India, Ltd.	532,739	15,722,691
Mastek, Ltd.	83,250	405,782
*MAX India, Ltd.	3,100	13,485
*McLeod Russel India, Ltd.	606,597	1,748,190
Mercator Lines, Ltd.	1,524,731	1,874,749
Merck, Ltd.	29,241	241,223
Monnet Ispat, Ltd.	85,565	488,851
Monsanto India, Ltd.	382	12,547
Moser Baer (India), Ltd.	1,516,872	2,823,344
Mphasis, Ltd.	111,660	1,114,419
MRF, Ltd.	17,453	1,689,818
Mukand, Ltd.	324,653	288,405
Nagarjuna Construction Co., Ltd.	1,407,751	4,185,617
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	979,477
Nahar Capital & Financial Services, Ltd.	51,549	38,803
Nahar Spinning Mills, Ltd.	33,942	30,767
*Navneet Publications (India), Ltd.	118,740	236,015
NIIT Technologies, Ltd.	323,335	674,435
NIIT, Ltd.	971,258	1,228,275
Nirma, Ltd.	347,990	1,161,150
NOCIL, Ltd.	981,740	513,948
OCL India, Ltd.	82,078	191,039
*Oracle Financial Services Software, Ltd.	27,422	883,866
Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	902,165
Orient Paper and Industries, Ltd.	53,000	58,768
Oriental Bank of Commerce	377,448	1,354,492

1384

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Panacea Biotec, Ltd.	39,063	$126,449
*Parsvnath Developers, Ltd.	365,188	923,279
Patel Engineering, Ltd.	17,847	154,671
*Patni Computer Systems, Ltd.	690,149	5,224,513
Patni Computer Systems, Ltd. ADR	55,441	845,475
Petronet LNG, Ltd.	2,884,537	4,205,286
Polaris Software Lab, Ltd.	396,842	1,020,396
Prism Cements, Ltd.	358,139	333,548
PSL, Ltd.	62,792	159,370
PTC India, Ltd.	1,650,443	3,131,056
*Punj Lloyd, Ltd.	1,229,016	6,326,868
Rain Commodities, Ltd.	215,083	898,741
Rallis India, Ltd.	15,926	253,495
*Ranbaxy Laboratories, Ltd.	923,189	5,418,821
*Raymond, Ltd.	335,948	1,225,732
REI Agro, Ltd.	1,058,470	1,457,603
*Rei Six Ten Retail, Ltd.	87,880	1,777,760
Reliance Capital, Ltd.	923,214	17,055,483
Reliance Communications, Ltd.	5,398,403	31,044,801
*Reliance Industries, Ltd.	4,193,665	171,209,317
*Reliance Media	20,606	4,340
*Reliance Natural Resources, Ltd.	1,219,550	2,127,282
*Reliance Power, Ltd.	92,454	327,769
Rolta India, Ltd.	1,166,664	3,818,023
Ruchi Soya Industries, Ltd.	1,172,211	1,494,713
*S.Kumars Nationwide, Ltd.	1,242,979	1,181,075
*SEAMEC, Ltd.	51,335	200,636
Shriram Transport Finance Co., Ltd.	105,855	674,303
SKF India, Ltd.	15,701	87,332
*Sona Koyo Steering Systems, Ltd.	118,568	32,409
South India Bank, Ltd.	567,956	1,418,994
SREI Infrastructure Finance, Ltd.	815,444	1,140,619
SRF, Ltd.	266,306	773,648
State Bank of India, Ltd.	339,946	12,898,198
*Sterlite Industries (India), Ltd. ADR	725,022	9,606,541
Sterlite Industries (India), Ltd. Series A	1,436,564	19,366,542
Sterlite Technologies, Ltd.	274,890	1,364,248
*Strides Arcolab, Ltd.	126,300	405,185
Sundram Fastners, Ltd.	38,520	29,962
*Suzlon Energy, Ltd.	3,384,835	7,050,712
Syndicate Bank	1,422,728	2,468,841
*Tanla Solutions, Ltd.	597,279	713,975
Tata Chemicals, Ltd.	763,975	4,063,396
#Tata Communications, Ltd. ADR	20,500	417,790
Tata Investment Corp., Ltd.	57,960	484,998
*Tata Metaliks, Ltd.	7,415	13,395
*Tata Motors, Ltd.	1,420,249	12,486,047
#*Tata Motors, Ltd. Sponsored ADR	235,382	2,483,280
Tata Steel, Ltd.	2,285,578	22,059,594
Tata Tea, Ltd.	262,758	4,652,454
*Teledata Marine Solutions, Ltd.	267,258	190,899
*Teledata Technology Solution	267,258	190,899
Trent, Ltd.	14,497	155,882
*Triveni Engineering & Industries, Ltd.	240,000	549,350
Tube Investments of India, Ltd.	622,149	764,870
TVS Motor Co., Ltd.	1,082,101	1,342,327
Ucal Fuel Systems, Ltd.	22,332	20,549
Unichem Laboratories, Ltd.	68,966	319,481
Union Bank of India, Ltd.	752,656	3,672,165
Unitech, Ltd.	388,598	733,342
United Phosphorus, Ltd.	530,310	1,895,033

1385

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Usha Martin, Ltd.	1,017,075	$1,084,307
*Uttam Galva Steels, Ltd.	305,386	376,439
Vardhman Textiles, Ltd.	88,383	267,787
Varun Shipping Co., Ltd.	549,032	651,362
Videocon Industries, Ltd.	740,788	2,812,947
Videsh Sanchar Nigam, Ltd.	727,705	7,638,871
Welspun-Gujarat Stahl Rohren, Ltd.	824,452	3,910,408
*Wire & Wireless India, Ltd.	434,815	180,278
*Wockhardt, Ltd.	298,428	879,567
*Yes Bank, Ltd.	407,120	1,353,131
Zee Entertainment Enterprises, Ltd.	1,849,519	7,183,248
Zee News, Ltd.	726,155	622,801
Zuari Industries, Ltd.	127,958	734,617
*Zydus Wellness, Ltd.	5,200	13,182

TOTAL INDIA		881,239,835

INDONESIA — (3.1%)
*PT Agis Tbk	2,012,000	26,963
*PT Asahimas Flat Glass Tbk	5,333,500	913,087
PT Astra International Tbk	9,605,400	28,329,098
*PT Bakrie & Brothers Tbk	683,539,250	7,234,474
*PT Bakrieland Development Tbk	345,341,020	12,341,346
*PT Bank Bukopin Tbk	4,243,000	177,188
PT Bank Danamon Indonesia Tbk	5,823,803	2,832,264
*PT Bank Pan Indonesia Tbk	122,107,326	8,847,165
PT Bank Rakyat Indonesia Tbk	1,149,500	844,607
PT Berlian Laju Tanker Tbk	69,965,733	5,851,997
PT Bhakti Investama Tbk	60,568,175	1,552,846
PT Budi Acid Jaya Tbk	14,289,000	345,243
PT Bumi Resources Tbk	139,259,000	39,214,375
*PT Central Proteinaprima Tbk	174,742,000	1,777,142
*PT Charoen Pokphand Indonesia Tbk	31,047,166	3,309,023
*PT Ciputra Development Tbk	33,161,000	2,736,738
*PT Ciputra Surya Tbk	17,718,000	1,107,383
*PT Clipan Finance Indonesia Tbk	3,636,000	74,524
*PT Davomas Adabi Tbk	139,739,500	1,027,807
*PT Dynaplast Tbk	3,040,000	260,353
*PT Energi Mega Persada Tbk	113,999,782	4,371,651
PT Enseval Putera Megatrading Tbk	1,310,000	114,707
*PT Ever Shine Textile Tbk	19,347,215	130,606
*PT Global Mediacom Tbk	96,453,500	3,397,682
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,669,500	9,456,190
*PT Hero Supermarket Tbk	220,000	88,665
*PT Indah Kiat Pulp and Paper Corp. Tbk	22,156,500	4,038,686
*PT Indo Tambangraya Megah Tbk	203,000	541,420
PT Indocement Tunggal Prakarsa Tbk	289,000	270,436
PT Indofood Sukses Makmur Tbk	69,760,000	15,970,997
*PT International Nickel Indonesia Tbk	36,038,000	15,610,972
PT Jaya Real Property Tbk	25,528,000	1,761,882
PT Kalbe Farma Tbk	30,353,500	4,003,219
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,471,347
PT Lautan Luas Tbk	2,102,000	173,604
*PT Lippo Karawaci Tbk	124,182,750	8,877,509
*PT Matahari Putra Prima Tbk	35,296,900	3,125,930
PT Mayorah Indah Tbk	8,807,572	1,906,095
*PT Medco Energi International Tbk	28,781,500	9,632,926
*PT Panasia Indosyntec Tbk	403,200	16,250
*PT Panin Insurance Tbk	30,688,500	728,564
*PT Panin Life Tbk	151,733,500	1,680,866
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,811,000	1,258,537

1386

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Petrosea Tbk	76,000	$78,179
PT Ramayana Lestari Sentosa Tbk	6,300,500	348,981
PT Samudera Indonesia Tbk	415,500	165,167
PT Selamat Semp Tbk	10,624,000	652,783
*PT Semen Gresik Tbk	30,281,410	18,156,897
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,504,478
*PT Summarecon Agung Tbk	60,663,000	3,360,886
*PT Sunson Textile Manufacturer Tbk	6,012,000	148,407
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	37,400
*PT Suryainti Permata Tbk	17,378,000	241,226
PT Tigaraksa Satria Tbk	165,200	5,992
PT Timah Tbk	23,462,500	4,965,545
PT Trimegah Sec Tbk	34,298,000	777,536
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	2,278,912
PT Tunas Ridean Tbk	11,363,500	2,009,817
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	852,085
PT Unggul Indah Cahaya Tbk	371,435	91,315
PT United Tractors Tbk	2,573,666	3,351,269

TOTAL INDONESIA		248,459,239

ISRAEL — (2.7%)
*Africa-Israel Investments, Ltd.	224,292	4,567,039
*Alvarion, Ltd.	745,931	3,313,243
Ashtrom Properties, Ltd.	135,999	148,863
*AudioCodes, Ltd.	23,091	49,966
*Azorim Investment Development & Construction Co., Ltd.	294,564	1,219,176
*Bank Hapoalim B.M.	13,638,154	44,847,110
*Bank Leumi Le-Israel B.M.	12,542,791	42,282,702
*Bank of Jerusalem, Ltd.	70,475	113,065
*Baran Group, Ltd.	102,507	551,340
Blue Square-Israel, Ltd.	61,675	569,809
Clal Industries, Ltd.	984,961	4,739,062
*Clal Insurance Enterprise Holdings, Ltd.	262,245	5,004,768
*Delta-Galil Industries, Ltd.	—	2
*Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	58,924
Discount Investment Corp.	279,027	6,498,926
*Elbit Medical Imaging, Ltd.	141,338	3,602,355
Electra (Israel), Ltd.	15,789	1,912,416
*Elron Electronic Industries, Ltd.	323,983	2,061,754
*Feuchtwanger Investments, Ltd.	10,500	33
*First International Bank of Israel, Ltd. (6123804)	570,205	1,377,030
*First International Bank of Israel, Ltd. (6123815)	289,898	3,497,781
Formula Systems, Ltd.	91,685	729,224
*Formula Vision Technologies, Ltd.	—	—
Frutarom Industries, Ltd.	160,013	1,245,838
*Granite Hacarmel Investments, Ltd.	142,500	293,649
*Hadera Paper, Ltd.	31,026	1,745,697
*Harel Insurance Investments & Finances, Ltd.	106,397	4,572,639
*Industrial Building Corp., Ltd.	794,392	1,365,876
*Israel Cold Storage & Supply Co., Ltd.	7,000	55,614
*Israel Petrochemical Enterprises, Ltd.	79,721	209,298
*Israel Steel Mills, Ltd.	97,000	1,002
Ituran Location & Control, Ltd.	47,663	479,932
*Jerusalem Oil Exploration, Ltd.	27,096	490,494
*Kardan Israel, Ltd.	2,237	4,678
*Knafaim Arkia Holdings, Ltd.	110,791	491,224
Koor Industries, Ltd.	146,770	4,112,273
Liberty Properties, Ltd.	3,457	27,638
*Magal Security Systems, Ltd.	18,398	86,626
Makhteshim-Agan Industries, Ltd.	1,364,660	7,079,400

1387

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Mellanox Technologies, Ltd.	10,882	$177,601
*Menorah Mivtachim Holdings, Ltd.	235,237	2,551,665
Merhav-Ceramic & Building Materials Center, Ltd.	36,232	60,334
*Migdal Insurance & Financial Holdings, Ltd.	3,224,814	5,059,801
*Miloumor, Ltd.	97,997	6,749
*Minrav Holdings, Ltd.	2,000	137,834
*Mivtach Shamir Holdings, Ltd.	42,661	981,589
*Mizrahi Tefahot Bank, Ltd.	1,725,090	12,742,106
*Naphtha Israel Petroleum Corp.	125,444	457,037
*NICE Systems, Ltd. Sponsored ADR	243,089	6,655,777
*OCIF Investments and Development, Ltd.	6,796	53,121
Oil Refineries, Ltd.	11,090,509	5,225,112
Ormat Industries, Ltd.	1,044,393	9,078,032
*Phoenix Holdings, Ltd. (The)	238,984	611,653
*RADVision, Ltd.	63,955	582,463
*Retalix, Ltd.	235,506	2,154,287
*Scailex Corp., Ltd.	416,611	4,438,260
Super-Sol, Ltd. Series B	780,479	3,102,993
*Team Computer & Systems, Ltd.	2,615	39,066
#Teva Pharmaceutical Industries, Ltd. Sponsored ADR	221,228	11,800,302
*Union Bank of Israel, Ltd.	364,943	1,467,666

TOTAL ISRAEL		216,789,914

MALAYSIA — (3.7%)
A&M Realty Berhad	720,700	116,621
Affin Holdings Berhad	9,611,900	4,918,572
*Airasia Berhad	2,630,000	1,119,690
*Al-’Aqar KPJ REIT Berhad	69	19
Alliance Financial Group Berhad	10,416,900	7,298,641
*AMBD Berhad	927,567	134,296
AMMB Holdings Berhad	21,831,262	24,792,029
Ann Joo Resources Berhad	2,857,200	1,921,718
APM Automotive Holdings Berhad	1,024,700	523,975
Apollo Food Holdings Berhad	109,000	78,180
*Asas Dunia Berhad	350,000	60,192
*Asia Pacific Land Berhad	5,644,300	464,343
*Axiata Group Berhad	7,167,250	5,978,426
Bandar Raya Developments Berhad	4,047,000	1,734,404
Batu Kawan Berhad	2,242,250	5,726,393
*Berjaya Corp. Berhad	16,673,980	4,400,637
Berjaya Land Berhad	3,295,000	3,569,200
Bernas Padiberas Nasional Berhad	4,690,300	2,556,466
Bimb Holdings Berhad	1,882,400	566,861
Bina Darulaman Berhad	60,800	14,489
Bolton Properties Berhad	1,277,400	246,353
Boustead Holdings Berhad	3,255,600	3,657,518
Cahya Mata Sarawak Berhad	1,538,300	654,552
Chemical Co. of Malaysia Berhad	311,000	223,633
Chin Teck Plantations Berhad	304,700	630,566
*Country Heights Holdings Berhad	37,300	7,090
Cycle & Carriage Bintang Berhad	249,800	262,464
*Datuk Keramik Holdings Berhad	127,000	—
Dijaya Corp. Berhad	612,100	182,380
DNP Holdings Berhad	1,431,800	478,915
DRB-Hicom Berhad	9,339,500	2,945,372
*Eastern & Oriental Berhad (6468754)	4,904,766	1,544,712
Eastern & Oriental Berhad (B19ZLW1)	283,149	89,225
Eastern Pacific Industrial Corp. Berhad	497,700	226,148
ECM Libra Avenue Berhad	6,220,730	1,169,797
EON Capital Berhad	2,620,107	3,588,043
Esso Malaysia Berhad	905,500	565,738

1388

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Far East Holdings Berhad	388,800	$699,948
*Fountain View Development Berhad	2,573,200	160,711
Gamuda Berhad	9,077,000	8,649,059
General Corp. Berhad	1,681,400	476,147
Genting Plantations Berhad	1,918,900	3,076,587
Glomac Berhad	1,609,100	429,234
*Gold Is Berhad	2,412,900	831,931
*Gula Perak Berhad	50	1
GuocoLand (Malaysia) Berhad	486,000	139,310
Hap Seng Consolidated Berhad	2,455,400	1,790,137
Hap Seng Plantations Holdings Berhad	1,261,300	797,865
Hong Leong Financial Group Berhad	1,624,337	2,354,244
Hong Leong Industries Berhad	1,225,800	1,269,359
Hume Industries (Malaysia) Berhad	537,667	460,884
Hunza Properties Berhad	1,033,300	419,702
Hwang-DBS (Malaysia) Berhad	908,700	418,369
IGB Corp. Berhad	10,599,200	5,358,656
IJM Corp. Berhad	9,633,600	16,560,456
*IJM Land Berhad	3,393,800	1,541,231
*Insas Berhad	3,779,000	461,918
IOI Corp. Berhad	9,720	13,511
*Jaks Resources Berhad	3,438,000	888,039
Jaya Tiasa Holdings Berhad	1,192,135	608,950
Jerneh Asia Berhad	425,120	143,456
*K & N Kenanga Holdings Berhad	2,209,100	437,478
*Karambunai Corp. Berhad	6,839,800	165,077
Keck Seng (Malaysia) Berhad	1,663,400	1,763,435
Kian Joo Can Factory Berhad	3,566,680	1,205,175
*KIG Glass Industrial Berhad	260,000	2,214
Kim Loong Resources Berhad	324,800	179,597
*Kinsteel Berhad	6,251,400	1,711,522
KLCC Property Holdings Berhad	5,965,800	5,353,651
KNM Group Berhad	10,061,700	2,498,694
Knusford Berhad	139,300	67,679
KPJ Healthcare Berhad	1,570,300	1,425,792
KrisAssets Holdings Berhad	250,377	178,073
KSL Holdings Berhad	189,466	61,333
Kub Malaysia Berhad	5,214,000	791,685
Kulim Malaysia Berhad	2,376,025	4,888,715
*Kumpulan Hartanah Selangor Berhad	520,000	85,613
Kwantas Corp. Berhad	246,000	141,008
*Landmarks Berhad	4,048,808	1,620,569
Leader Universal Holdings Berhad	5,383,033	1,177,477
*Lion Corp. Berhad	7,984,307	1,098,596
Lion Diversified Holdings Berhad	5,448,100	919,887
Lion Industries Corp. Berhad	7,130,681	3,176,546
*MAA Holdings Berhad	888,700	195,584
Malaysia Building Society Berhad	419,000	116,433
Malaysian Airlines System Berhad	521,567	459,021
Malaysian Bulk Carriers Berhad	1,552,725	1,410,323
Malaysian Mosaics Berhad	354,240	112,601
*Malaysian Resources Corp. Berhad	950,600	380,815
MBM Resources Berhad	487,533	318,455
*Measat Global Berhad	2,328,100	1,392,851
Mega First Corp. Berhad	1,101,700	318,953
Merge Housing Berhad	58,952	8,703
Metro Kajang Holdings Berhad	535,333	165,461
*Metroplex Berhad	817,000	—
MISC Berhad	275,200	687,992
*MK Land Holdings Berhad	8,074,200	938,770
MMC Corp. Berhad	10,879,779	7,504,762

1389

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
MNRB Holdings Berhad	1,150,800	$1,065,497
MTD ACPI Engineering Berhad	74,200	14,026
Muhibbah Engineering Berhad	4,613,000	1,965,054
*MUI Properties Berhad	670,000	30,356
*Mulpha International Berhad	11,256,500	1,741,958
MWE Holdings Berhad	270,000	59,569
Naim Holdings Berhad	744,600	464,958
NCB Holdings Berhad	2,447,800	1,973,801
Negri Sembilan Oil Palms Berhad	167,600	191,201
New Straits Times Press (Malaysia) Berhad	1,751,100	735,460
NV Multi Corp. Berhad	165,700	26,129
Oriental Holdings Berhad	3,021,116	4,456,251
Oriental Interest Berhad	165,000	51,057
OSK Holdings Berhad	4,969,618	2,032,347
P.I.E. Industrial Berhad	323,600	370,853
*Pacific & Orient Berhad	283,365	78,824
Panasonic Manufacturing Malaysia Berhad	353,180	1,231,936
*Paracorp Berhad	252,000	715
Paramount Corp. Berhad	203,900	135,975
Parkson Holdings Berhad	1,627,590	2,492,555
PBA Holdings Berhad	1,502,500	401,034
Pelikan International Corp. Berhad	2,742,880	1,160,234
*Permaju Industries Berhad	1,703,300	193,419
Petronas Dagangan Berhad	821,800	1,994,601
PJ Development Holdings Berhad	2,768,800	510,798
Pos Malaysia Berhad	3,533,817	2,346,209
PPB Group Berhad	6,759,566	28,220,838
*Prime Utilities Berhad	39,000	996
Protasco Berhad	282,200	66,014
Proton Holdings Berhad	3,581,500	2,767,914
*Pulai Springs Berhad	159,800	34,024
*Ramunia Holdings Berhad	2,434,736	418,367
Ranhill Berhad	3,026,600	842,397
RHB Capital Berhad	4,821,000	6,291,086
*Salcon Berhad	574,000	87,066
Sarawak Energy Berhad	5,172,000	3,157,052
Sarawak Oil Palms Berhad	391,820	263,415
Scientex, Inc. Berhad	645,048	219,990
Scomi Group Berhad	10,648,300	2,040,145
Selangor Dredging Berhad	1,312,700	206,766
Shangri-La Hotels (Malaysia) Berhad	738,000	360,464
Shell Refining Co. Federation of Malaysia Berhad	217,100	647,021
SHL Consolidated Berhad	1,008,700	309,268
Southern Steel Berhad	1,338,800	680,176
Subur Tiasa Holdings Berhad	460,530	296,056
*Sunrise Berhad	3,893,834	2,077,675
Sunway City Berhad	3,416,100	2,946,798
Sunway Holdings Berhad	3,977,900	1,570,393
Supermax Corp. Berhad	461,000	327,182
Suria Capital Holdings Berhad	590,800	217,940
Ta Ann Holdings Berhad	179,400	243,434
TA Enterprise Berhad	10,563,300	3,263,611
Tahp Group Berhad	27,000	22,877
*Talam Corp. Berhad	17,833,050	480,744
Tamco Corp. Holdings Berhad	71	2
Tan Chong Motor Holdings Berhad	4,998,300	2,623,821
TDM Berhad	1,059,200	486,938
*Tebrau Teguh Berhad	5,320,066	1,245,732
*Time Dotcom Berhad	14,930,100	1,715,058
Tiong Nam Transport Holdings Berhad	141,500	30,139
*Titan Chemicals Corp. Berhad	1,583,500	476,860

1390

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Tradewinds (Malaysia) Berhad	847,200	$708,066
*Tradewinds Corp. Berhad	5,067,600	1,020,871
UAC Berhad	77,398	64,590
*UEM Land Holdings Berhad	2,338,775	1,142,006
UMW Holdings Berhad	2,726,886	4,795,742
Unico-Desa Plantations Berhad	4,110,228	857,790
*Unisem (M) Berhad	4,210,700	1,984,661
United Malacca Rubber Estates Berhad	543,700	1,273,325
United Plantations Berhad	678,200	2,443,119
Utusan Melayu (Malaysia) Berhad	86,500	20,863
VS Industry Berhad	1,337,193	523,970
*WCT Berhad	1,235,300	946,407
*WTK Holdings Berhad	4,155,250	1,521,169
Yeo Hiap Seng (Malaysia) Berhad	355,320	145,845
*YTL Cement Berhad	11,100	14,539
YTL Corp. Berhad	5,593,600	11,503,339
Yu Neh Huat Berhad	4,464,613	2,293,018
Zelan Berhad	4,989,300	1,372,916

TOTAL MALAYSIA		295,953,215

MEXICO — (6.2%)
#Alfa S.A.B. de C.V. Series A	3,534,217	13,423,550
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	1,532,131
America Movil S.A.B. de C.V. Series L ADR	55,728	2,396,861
#*Axtel S.A.B. de C.V.	5,353,540	2,893,805
#*Carso Infraestructura y Construccion S.A.B. de CV.	57,500	28,600
*Cemex S.A.B. de C.V. Sponsored ADR	9,397,979	88,247,020
#Cia Minera Autlan S.A.B. de C.V.	44,000	87,007
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	268,407	12,400,403
#*Consorcio ARA S.A.B. de C.V.	10,348,200	5,288,088
*Consorcio Hogar S.A.B. de C.V. Series B	1,276,418	112,094
#*Corporacion GEO S.A.B. de C.V. Series B	5,807,182	12,397,799
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	734,828
Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	1,255
Corporacion Moctezuma S.A.B. de C.V.	111,200	234,792
Corporativo Fragua S.A.B. de C.V. Series B	70	551
#*Desarrolladora Homex S.A.B. de C.V.	1,663,900	9,746,078
*Desarrolladora Homex S.A.B. de C.V. ADR.	89,700	3,160,131
*Dine S.A.B. de C.V.	1,818,367	867,266
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	69,649
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,218,972
#Embotelladora Arca S.A.B. de C.V.	885,300	2,188,284
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,132
#*Empresas ICA S.A.B. de C.V.	2,318,272	4,263,065
*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,032,762	7,663,094
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	5,550,100
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,411,458	54,482,279
*GMD Resorts S.A.B. de C.V.	41,400	13,947
*Gruma S.A.B. de C.V. ADR	85,416	491,996
#*Gruma S.A.B. de C.V. Series B	2,801,716	4,093,657
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	829,054
*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	19,900	218,502
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	588,389	16,421,937
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,237,583
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	9,832,078
#Grupo Carso S.A.B. de C.V. Series A-1	10,643,493	34,648,361
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	6,890,036
*Grupo FAMSA S.A.B. de C.V.	1,918,478	2,547,513
#Grupo Financiero Banorte S.A.B. de C.V.	8,067,760	19,990,748
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,311,133	22,953,299
Grupo Gigante S.A.B. de C.V. Series B	324,076	336,736

1391

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Grupo Herdez S.A.B. de C.V.	319,000	$372,638
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,579,286
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	264,127
#*Grupo Iusacell S.A.B. de C.V.	210,260	711,134
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,219,459
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	17,907
Grupo Mexico S.A.B. de C.V. Series B	37,364,946	53,180,482
*Grupo Nutrisa S.A. de C.V.	428	551
*Grupo Posadas S.A. de C.V. Series L	356,000	282,989
*Grupo Qumma S.A. de C.V. Series B	5,301	72
#*Grupo Simec S.A. de C.V.	1,190,800	2,821,716
*Grupo Simec S.A.B. de C.V.	8,200	57,482
Grupo Televisa S.A. de C.V.	288,100	1,041,470
Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	5,899,149
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	4,340,915	3,516,374
Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,392,521
#*Industrias CH S.A.B. de C.V. Series B	2,827,592	9,954,049
#Industrias Penoles S.A.B. de C.V.	892,955	14,196,423
#*Organizacion Soriana S.A.B. de C.V. Series B	14,540,800	36,338,240
Qualitas Compania de Seguros S.A. de C.V.	1,934,300	746,834
*Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	523
#*SARE Holding S.A. de C.V.	3,301,100	999,652
*Savia S.A. de C.V.	3,457,285	209,390
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	477,462
Telmex Internacional S.A.B. de C.V. ADR	109,864	1,379,892
#*Urbi, Desarrollos Urbanos, S.A.B. de C.V.	5,558,450	9,611,250
*Vitro S.A.B. de C.V.	2,429,986	1,085,390

TOTAL MEXICO		498,855,743

PHILIPPINES — (0.6%)
A. Soriano Corp.	20,195,000	982,523
Alaska Milk Corp.	7,953,000	809,258
*Alsons Consolidated Resources, Inc.	16,904,000	202,159
Bacnotan Consolidated Industries, Inc.	2,551,998	440,549
Banco de Oro Unibank, Inc.	6,268,320	4,562,838
*Belle Corp.	31,340,000	768,012
*Benpres Holdings Corp.	25,704,000	1,655,487
Cebu Holdings, Inc.	7,720,250	295,277
China Banking Corp.	1,724	12,363
*Digital Telecommunications Phils., Inc.	98,759,000	2,995,679
DMCI Holdings, Inc.	13,134,280	2,020,073
*Empire East Land Holdings, Inc.	37,000,000	361,279
*Export & Industry Bank, Inc.	14,950	81
Filinvest Land, Inc.	168,982,031	3,436,096
*Filipina Water Bottling Corp.	5,471,786	—
*First Philippines Holdings Corp.	3,378,100	2,770,979
*House of Investments, Inc.	326,000	15,042
International Container Terminal Services, Inc.	270,000	100,935
Macroasia Corp.	1,663,000	96,888
Megaworld Corp.	176,933,600	5,069,365
Metro Bank & Trust Co.	7,626,155	6,164,665
*Mondragon International Philippines, Inc.	2,464,000	6,406
*Philippine National Bank	3,781,218	1,822,206
*Philippine National Construction Corp.	398,900	40,653
*Philippine Realty & Holdings Corp.	5,860,000	38,926
Philippine Savings Bank	1,232,313	1,038,034
*Philippine Townships, Inc.	226,200	435
*Prime Media Holdings, Inc.	409,000	6,805
*Prime Orion Philippines, Inc.	13,010,000	156,943
*Rizal Commercial Banking Corp.	3,971,548	1,383,755
Robinson’s Land Corp. Series B	17,781,700	3,362,319

1392

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Security Bank Corp.	2,387,410	$2,108,436
Shang Properties, Inc.	614,285	17,618
SM Development Corp.	28,566,248	2,137,050
*Solid Group, Inc.	10,648,000	159,454
Union Bank of the Philippines	1,977,494	1,113,754
Universal Robina Corp.	16,573,345	3,070,677
*Vista Land & Lifescapes, Inc.	25,425,868	1,319,792

TOTAL PHILIPPINES		50,542,811

POLAND — (2.2%)
Agora SA	559,848	3,562,579
Asseco Poland SA	314,239	6,469,731
*Bank Millennium SA	5,515,278	7,756,219
*Bank Przemyslowo Handlowy BPH SA	72,355	1,282,045
*Bioton SA	31,475,429	3,251,474
*Boryszew SA	268,708	265,714
Budimex SA	44,415	1,071,956
*Ciech SA	149,411	1,718,737
Debica SA	111,346	2,412,867
*Dom Development SA	34,439	426,325
*Echo Investment SA	2,221,413	2,755,357
Elektrobudowa SA	10,727	596,931
*Elstar Oils SA	175,727	396,733
Emperia Holding SA	14,562	306,837
*Farmacol SA	5,526	70,309
*Getin Holdings SA	1,681,394	4,200,582
Grupa Kety SA	126,858	3,716,084
*Grupa Lotos SA	839,119	6,689,678
Impexmetal SA	5,899,609	3,656,639
*ING Bank Slaski SA	5,428	924,030
*KGHM Polska Miedz SA	1,331,285	39,596,061
*Koelner SA	108,333	461,289
Kredyt Bank SA	619,815	1,750,979
*Lentex SA	70,372	638,109
*MNI SA	297,792	419,711
*Mostostal Warszawa SA	104,434	2,403,474
*Mostostal Zabrze Holding SA	44,190	91,081
*Netia Holdings SA	3,441,202	4,849,767
Orbis SA	541,449	8,098,239
*Pfleiderer Grajewo SA	48,441	172,680
*Pol-Aqua SA	36,427	328,309
*Polnord SA	118,039	1,407,058
Polski Koncern Naftowy Orlen SA	5,310,008	51,993,591
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	332,690	2,260,735
*Raciborska Fabryka Kotlow SA	323,646	1,155,894
*Stalexport SA	889,216	482,752
*Sygnity SA	117,524	718,027
*Synthos SA	8,115,940	3,320,153

TOTAL POLAND		171,678,736

SOUTH AFRICA — (9.0%)
#ABSA Group, Ltd.	2,898,477	44,005,491
Adcorp Holdings, Ltd.	152,955	487,143
Advtech, Ltd.	1,558,456	908,932
Aeci, Ltd.	1,637,382	11,164,267
Afgri, Ltd.	3,987,067	2,558,336
African Bank Investments, Ltd.	3,907,775	14,906,143
African Oxygen, Ltd.	734,706	1,834,182
African Rainbow Minerals, Ltd.	1,163,169	19,644,686
Allied Electronics Corp., Ltd.	540,180	1,900,494
Allied Technologies, Ltd.	196,345	1,541,160

1393

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
AngloGold Ashanti, Ltd.	9,031	$345,290
ArcelorMittal South Africa, Ltd.	1,853,917	23,835,703
Argent Industrial, Ltd.	1,272,940	1,227,629
*Argility, Ltd.	130,947	—
*Aspen Pharmacare Holdings, Ltd.	263,884	2,025,777
AST Group, Ltd.	1,842,229	155,791
Astral Foods, Ltd.	139,135	1,916,304
Aveng, Ltd.	3,391,272	16,075,285
AVI, Ltd.	4,469,388	10,909,579
*Avusa, Ltd.	411,343	1,057,592
Barloworld, Ltd.	2,493,302	14,474,868
*Bell Equipment, Ltd.	368,870	379,933
Bidvest Group, Ltd.	230,871	3,205,502
Business Connexion Group	465,381	231,870
Capitec Bank Holdings, Ltd.	179,693	1,118,172
Cashbuild, Ltd.	60,784	542,243
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	4,335,129
*Cipla Medpro South Africa, Ltd.	3,233,310	1,628,390
Clicks Group, Ltd.	2,716,462	6,845,311
*Corpgro, Ltd.	579,166	—
*Data Tec, Ltd.	2,446,932	6,803,829
Datacentrix Holdings, Ltd.	959,663	536,988
Delta EMD, Ltd.	234,340	271,463
Dimension Data Holdings P.L.C.	3,977,377	4,030,496
Discovery Holdings, Ltd.	136,687	482,165
Distell Group, Ltd.	544,476	4,465,114
*Distribution & Warehousing Network, Ltd.	216,722	181,011
Durban Roodeport Deep, Ltd.	1,462,175	1,095,828
*ElementOne, Ltd.	391,810	535,992
*Eqstra Holdings, Ltd.	948,262	810,311
Exxaro Resources, Ltd.	103,649	1,092,372
Famous Brands, Ltd.	206,074	516,643
FirstRand, Ltd.	4,842,130	9,387,274
Foschini, Ltd.	281,329	2,132,518
Freeworld Coatings, Ltd.	2,085,597	2,129,520
#Gold Fields, Ltd.	487,041	5,848,204
Gold Fields, Ltd. Sponsored ADR	5,386,450	64,960,587
Gold Reef Resorts, Ltd.	519,880	1,154,026
Grindrod, Ltd.	1,114,475	2,208,274
Group Five, Ltd.	465,209	2,091,661
*Harmony Gold Mining Co., Ltd.	2,941,322	27,093,987
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	872,604	8,080,313
Highveld Steel & Vanadilum Corp., Ltd.	264,444	2,314,265
Hudaco Industries, Ltd.	162,006	1,195,267
Hulamin, Ltd.	882,088	1,540,843
Iliad Africa, Ltd.	76,658	75,004
Illovo Sugar, Ltd.	1,516,761	5,992,795
Impala Platinum Holdings, Ltd.	300,321	7,241,284
Imperial Holdings, Ltd.	1,775,916	15,498,372
Investec, Ltd.	2,361,443	16,513,373
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	928,928	5,634,029
JSE, Ltd.	53,811	418,605
Lewis Group, Ltd.	1,114,663	7,321,056
Liberty Holdings, Ltd.	1,458,029	11,238,152
*M Cubed Holdings, Ltd.	1,850,526	47,694
Massmart Holdings, Ltd.	30,622	299,252
Medi-Clinic Corp., Ltd.	2,442,886	6,744,466
*Merafe Resources, Ltd.	12,350,570	1,832,643
*Metair Investments, Ltd.	1,650,332	821,860
*Metorex, Ltd.	1,078,119	452,452

1394

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Metropolitan Holdings, Ltd.	8,873,678	$14,665,753
#Mondi, Ltd.	784,721	3,575,859
Mr. Price Group, Ltd.	485,365	1,909,517
MTN Group, Ltd.	143,510	2,362,028
Murray & Roberts Holdings, Ltd.	1,753,277	10,772,866
Mvelaphanda Group, Ltd.	4,125,843	2,520,314
Nampak, Ltd.	5,972,201	11,752,637
Naspers, Ltd. Series N	432,614	12,915,139
#Nedbank Group, Ltd.	2,710,554	37,441,766
Network Healthcare Holdings, Ltd.	1,429,477	1,951,023
#Northam Platinum, Ltd.	903,973	4,313,809
Oceana Group, Ltd.	482,566	1,552,211
Omnia Holdings, Ltd.	530,107	3,813,325
Palabora Mining Co., Ltd.	192,276	1,781,566
Peregrine Holdings, Ltd.	1,129,448	1,279,021
Pretoria Portland Cement Co., Ltd.	1,197,232	4,420,517
PSG Group, Ltd.	1,076,599	2,586,130
*Randgold & Exploration Co., Ltd.	256,811	—
Raubex Group, Ltd.	50,781	163,278
Redefine Income Fund, Ltd.	83,325	79,357
Reunert, Ltd.	651,562	3,913,446
Sanlam, Ltd.	28,877,831	73,553,767
Santam, Ltd.	18,334	213,585
Sappi, Ltd.	3,330,136	10,711,160
Sappi, Ltd. Sponsored ADR	718,170	2,319,689
Sasol, Ltd. Sponsored ADR	708,659	25,313,299
*Simmer & Jack Mines, Ltd.	297,043	85,449
Spar Group, Ltd. (The)	374,053	2,882,485
Spur Corp., Ltd.	385,679	455,639
Standard Bank Group, Ltd.	1,129,030	13,580,205
Steinhoff International Holdings, Ltd.	11,110,413	21,848,441
Sun International, Ltd.	146,271	1,591,604
#Telkom South Africa, Ltd.	944,704	4,704,086
Telkom South Africa, Ltd. Sponsored ADR	5,288	104,068
*Tiger Wheels, Ltd.	575,610	—
Tongaat-Hulett, Ltd.	266,171	3,374,676
*Trans Hex Group, Ltd.	34,840	15,714
Trencor, Ltd.	1,468,675	3,863,231
Truworths International, Ltd.	68,926	351,994
UCS Group, Ltd.	1,547,424	358,450
Value Group, Ltd.	874,662	315,600
*Vodacom Group Pty, Ltd.	396,758	2,995,016
Woolworths Holdings, Ltd.	2,641,256	5,311,563

TOTAL SOUTH AFRICA		718,070,473

SOUTH KOREA — (10.7%)
Aekyung Petrochemical Co., Ltd.	19,060	265,794
#Asia Cement Manufacturing Co., Ltd.	28,888	1,259,351
*Asia Paper Manufacturing Co., Ltd.	34,410	360,595
*Asiana Airlines, Inc.	480,790	1,566,111
#*Bing Grae Co., Ltd.	29,190	1,040,257
#*BNG Steel Co., Ltd.	41,370	236,598
Boo Kook Securities Co., Ltd.	27,705	572,544
Boryung Pharmaceutical Co., Ltd.	11,018	304,536
Busan Bank	917,340	8,708,444
BYC Co., Ltd.	810	86,368
Byuck San Corp.	10,472	72,191
#*Byuck San Engineering and Construction Co., Ltd.	87,860	234,160
Cheil Industrial, Inc.	107,574	4,162,134
Chong Kun Dang Pharmaceutical Corp.	18,010	285,430
#Choongwae Pharmaceutical Corp.	33,227	423,780

1395

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Chosun Refractories Co., Ltd.	10,390	$468,767
#Chungho Comnet Co., Ltd.	24,590	239,792
CJ Cheiljedang Corp.	44,507	6,369,170
#CJ Corp.	90,342	3,699,940
#*Cosmochemical Co., Ltd.	47,640	267,803
#Crown Confectionery Co., Ltd.	2,910	136,445
Dae Dong Industrial Co., Ltd.	17,320	366,251
#*Dae Sang Corp.	130,802	742,786
Dae Won Kang Up Co., Ltd.	255,760	365,074
#Daeduck Electronics Co., Ltd.	227,450	721,980
#Daeduck Industries Co., Ltd.	68,930	498,675
Daegu Bank Co., Ltd.	748,092	8,524,256
#Daehan Flour Mills Co., Ltd.	6,934	727,612
Daehan Steel Co., Ltd.	21,600	257,318
Daehan Synthetic Fiber Co., Ltd.	5,193	291,360
Daekyo Co., Ltd.	346,480	1,649,723
Daelim Industrial Co., Ltd.	163,582	9,020,768
Daelim Trading Co., Ltd.	31,734	120,870
Daesang Holdings Co., Ltd.	33,096	95,538
#Daesung Industrial Co., Ltd.	8,895	505,918
#Daewoo Engineering & Construction Co., Ltd.	951,350	10,052,316
#*Daewoo Motor Sales Corp.	230,947	1,609,687
Daewoong Co., Ltd.	14,890	285,766
Dahaam E-Tec Co., Ltd.	8,735	205,343
#Daishin Securities Co., Ltd.	261,351	3,782,418
#*Daiyang Metal Co., Ltd.	77,290	128,727
#Daou Technology, Inc.	145,600	973,492
Digital Power Communications Co., Ltd.	113,840	172,069
Dong Ah Tire Industrial Co., Ltd.	69,104	446,065
*Dong Hai Pulp Co., Ltd.	6,457	34,494
Dongbang Agro Co., Ltd.	53,610	280,406
Dongbu Corp.	73,520	531,604
*Dongbu HiTek Co., Ltd.	104,044	745,554
#*Dongbu Securities Co., Ltd.	142,296	952,716
#Dongbu Steel Co., Ltd.	92,198	709,694
Dong-Il Corp.	6,378	259,060
*Dongil Industries Co., Ltd.	6,409	322,291
Dongkuk Steel Mill Co., Ltd.	216,142	5,566,627
Dongwha Pharm Co., Ltd.	54,140	375,836
#Dongwon F&B Co., Ltd.	10,026	317,608
Dongwon Industries Co., Ltd.	4,071	355,606
Dongwon Systems Corp.	104,790	121,729
Dongyang Engineering & Construction Corp.	9,995	154,453
Dongyang Express Bus Corp.	3,729	80,102
#Dongyang Mechatronics Corp.	151,347	466,509
Doosan Construction & Engineering Co., Ltd.	69,480	399,574
DPI Co., Ltd.	22,738	106,268
*Eagon Industrial Co., Ltd.	23,060	281,074
e-Starco Co., Ltd.	170,050	143,152
*First Fire & Marine Insurance Co., Ltd.	28,830	174,648
#Fursys, Inc.	33,450	698,737
Gaon Cable Co., Ltd.	12,730	320,800
GIIR, Inc.	31,610	331,496
#Global & Yuasa Battery Co., Ltd.	40,870	820,296
Green Cross Holdings Corp.	10,540	745,361
GS Engineering & Construction Corp.	10,320	734,302
#GS Holdings Corp.	303,960	8,135,997
Gwangju Shinsegae Co., Ltd.	1,127	113,438
#Halla Climate Control Corp.	219,060	1,779,511
#*Halla Engineering & Construction Corp.	38,260	791,635
Han Kuk Carbon Co., Ltd.	25,070	181,211

1396

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Han Yang Securities Co., Ltd.	57,340	$587,883
Hana Financial Group, Inc.	1,051,593	29,746,488
Handok Pharmaceuticals Co., Ltd.	18,150	202,201
#Handsome Corp.	110,990	1,068,902
#Hanil Cement Manufacturing Co., Ltd.	27,260	1,672,023
Hanil Construction Co., Ltd.	38,025	181,103
Hanil E-Wha Co., Ltd.	135,210	294,970
#*Hanjin Heavy Industries & Construction Co., Ltd.	183,384	4,647,453
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	1,240,344
#Hanjin Shipping Co., Ltd.	341,150	5,818,909
#Hanjin Transportation Co., Ltd.	45,900	1,202,928
Hankook Cosmetics Co., Ltd.	110,860	301,396
#Hankook Tire Manufacturing Co., Ltd.	492,550	7,892,024
Hankuk Electric Glass Co., Ltd.	990	20,142
Hankuk Glass Industries, Inc.	29,050	515,383
#Hankuk Paper Manufacturing Co., Ltd.	15,260	516,795
Hanshin Construction Co., Ltd.	24,880	357,517
#Hansol Chemical Co., Ltd.	35,837	283,275
*Hansol Paper Co., Ltd.	192,204	1,812,414
#Hanssem Co., Ltd.	60,410	396,947
#Hanwha Chemical Corp.	466,992	5,348,806
#Hanwha Securities Co., Ltd.	235,525	2,166,050
Hanwha Timeworld Co., Ltd.	9,000	93,079
Heung-A Shipping Co., Ltd.	106,352	75,042
#Hite Holdings Co., Ltd.	37,980	1,187,700
*HMC Investment Securities Co., Ltd.	24,761	531,659
#Honam Petrochemical Corp.	84,744	6,369,189
#Hotel Shilla Co., Ltd.	67,520	933,320
*Huneed Technologies	9,003	48,896
#Husteel Co., Ltd.	22,160	358,432
#Hwa Sung Industrial Co., Ltd.	44,200	217,563
Hwacheon Machine Tool Co., Ltd.	2,050	49,847
Hwashin Co., Ltd.	59,700	121,793
#*Hynix Semiconductor, Inc.	1,389,098	19,870,871
#Hyosung T & C Co., Ltd.	124,047	8,717,201
*Hyundai Cement Co., Ltd.	25,975	290,090
#Hyundai DSF Co., Ltd.	38,700	283,060
#*Hyundai Elevator Co., Ltd.	22,090	1,119,199
#Hyundai H & S Co., Ltd.	21,786	1,285,048
#Hyundai Hysco	270,550	3,087,718
#Hyundai Merchant Marine Co., Ltd.	293,761	6,357,130
Hyundai Mipo Dockyard Co., Ltd.	70,716	7,816,210
Hyundai Motor Co., Ltd.	795,473	56,975,570
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	226,043
*Hyundai Securities Co., Ltd.	755,949	10,860,301
#Hyundai Steel Co.	238,900	13,928,791
#Il Dong Pharmaceutical Co., Ltd.	20,084	488,354
#*Iljin Holdings Co., Ltd.	96,174	309,285
Ilshin Spinning Co., Ltd.	5,070	245,004
#Ilsung Pharmaceutical Co., Ltd.	9,060	500,834
#InziControls Co., Ltd.	27,640	89,802
#IS Dongseo Co., Ltd.	27,140	162,881
#ISU Chemical Co., Ltd.	33,130	405,543
#IsuPetasys Co., Ltd.	116,640	161,163
#Jahwa Electronics Co., Ltd.	69,130	424,782
Jeil Pharmaceutical Co.	33,420	249,329
#Jeonbuk Bank, Ltd.	260,782	1,434,074
*Jinheung Mutual Savings Bank Co., Ltd.	63,190	218,693
*Jinro, Ltd.	57	14,912
#K.C. Tech Co., Ltd.	109,497	329,503
*KB Financial Group, Inc. ADR	1,781,653	76,450,730

1397

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
KCC Corp.	30,892	$8,679,405
#*Keangnam Enterprises, Ltd.	53,600	541,157
Keyang Electric Machinery Co., Ltd.	187,450	343,582
#KG Chemical Corp.	36,983	248,373
#*Kia Motors Corp.	1,113,960	13,897,483
*KIC, Ltd.	50,040	289,415
KISCO Corp.	29,571	1,212,936
KISWIRE, Ltd.	50,083	1,703,662
Kodenshi Korea Corp.	64,590	180,073
*Kolon Engineering & Construction Co., Ltd.	90,200	527,510
Kolon Industries, Inc.	70,909	2,336,823
Korea Cast Iron Pipe Co., Ltd.	63,778	220,708
#*Korea Development Co., Ltd.	74,440	351,854
Korea Development Leasing Corp.	12,762	314,816
#Korea Electric Terminal Co., Ltd.	42,160	629,034
#Korea Exchange Bank	1,422,740	13,748,591
*Korea Express Co., Ltd.	41,422	2,524,480
*Korea Flange Co., Ltd.	18,630	205,854
*Korea Investment Holdings Co., Ltd.	220,446	7,165,921
#Korea Iron & Steel Co., Ltd.	8,957	579,345
#Korea Kolmar Co., Ltd.	20,300	56,719
#Korea Komho Petrochemical Co., Ltd.	67,089	1,729,327
#Korea Line Corp.	35,553	1,814,018
*Korea Mutual Savings Bank	18,280	260,927
#*Korea Petrochemical Industry Co., Ltd.	25,400	958,984
#Korea Zinc Co., Ltd.	35,825	4,088,567
*Korean Air Co., Ltd.	212,724	7,720,855
Korean Air Terminal Service Co., Ltd.	10,970	297,886
*Korean French Banking Corp.	149,886	106,677
*KP Chemical Corp.	304,576	1,992,973
KPX Chemical Co., Ltd.	9,632	367,881
#KPX Fine Chemical Co., Ltd.	6,795	203,819
KPX Holdings Corp.	7,249	293,176
#*KTB Securities Co., Ltd.	285,260	1,318,135
Kukdo Chemical Co., Ltd.	19,860	491,018
#Kumho Electronics Co., Ltd.	15,879	553,541
#Kumho Industrial Co., Ltd.	155,105	1,746,030
Kumho Investment Bank	637,880	453,089
#*Kumho Tire Co., Inc.	286,360	1,205,571
#Kunsul Chemical Industrial Co., Ltd.	22,480	246,030
#*Kwang Dong Pharmaceutical Co., Ltd.	243,890	643,083
*Kyeryong Construction Industrial Co., Ltd.	28,140	513,208
#Kyobo Securities Co., Ltd.	67,440	756,983
Kyung Dong Navien Co., Ltd.	3,450	104,699
Kyung Nong Corp.	60,670	212,080
#*Kyungbang Co., Ltd.	3,665	486,157
Kyung-in Synthetic Corp.	8,260	223,762
#LG Chemical, Ltd.	149,519	18,485,080
LG Corp.	2,240	120,503
LG Dacom Corp.	248,440	3,757,901
*LG Display Co., Ltd. ADR	575,293	8,312,984
LG Fashion Corp.	50,470	988,828
#LG International Corp.	82,553	1,747,466
#LG Phillips LCD Co., Ltd.	444,000	12,797,042
*LG Telecom, Ltd.	754,360	5,301,254
#Lotte Chilsung Beverage Co., Ltd.	3,999	2,580,532
#Lotte Confectionary Co., Ltd.	4,458	3,795,389
#Lotte Midopa Co., Ltd.	84,420	969,828
#Lotte Sam Kang Co., Ltd.	4,708	807,932
Lotte Shopping Co., Ltd.	52,813	13,200,034
LS Corp.	44,271	3,062,190

1398

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Meritz Securities Co., Ltd.	1,043,385	$1,065,336
Mi Chang Oil Industrial Co., Ltd.	3,650	141,238
Moorim Paper Co., Ltd.	57,710	431,791
Motonic Corp.	6,400	41,140
#*Namkwang Engineering & Construction Co., Ltd.	39,006	351,459
Namyang Dairy Products Co., Ltd.	2,567	1,041,788
Nexen Corp.	5,680	160,116
Nexen Tire Corp.	246,690	1,352,655
NH Investment & Securities Co., Ltd.	176,431	1,530,405
Nong Shim Co., Ltd.	15,130	3,023,634
Nong Shim Holdings Co., Ltd.	11,033	578,946
Noroo Paint Co., Ltd.	37,899	99,060
*ON*Media Corp.	378,990	1,088,200
Ottogi Corp.	10,309	1,140,785
Pacific Corp.	18,996	1,985,408
Pacific Pharmaceutical Co., Ltd.	3,840	104,530
Pang Rim Co., Ltd.	15,040	187,754
*PaperCorea, Inc.	19,552	135,824
Pohang Coated Steel Co., Ltd.	17,630	358,632
#*Poong Lim Industrial Co., Ltd.	74,350	168,481
#*Poongsan Corp.	104,032	1,770,566
#*Poongsan Holdings Corp.	26,238	407,172
POSCO	420	170,564
#POSCO ADR	1,047,985	105,919,844
Pulmuone Co., Ltd.	6,125	290,280
Pum Yang Construction Co., Ltd.	21,917	171,827
#Pusan City Gas Co., Ltd.	65,770	1,115,507
*S&T Daewoo Co., Ltd.	29,560	531,528
#S&T Dynamics Co., Ltd.	138,204	1,797,615
S&T holdings Co, Ltd.	52,273	566,668
*Saehan Industries, Inc.	105,470	105,353
Sam Kwang Glass Industrial Co., Ltd.	19,870	643,083
Sam Yung Trading Co., Ltd.	13,840	45,628
#Sambu Construction Co., Ltd.	24,344	418,137
#*Samho International Co., Ltd.	12,120	43,423
Samhwa Crown and Closure Co., Ltd.	3,100	48,119
Samhwa Paints Industrial Co., Ltd.	48,610	143,292
*Samick Musical Instruments Co., Ltd.	621,710	510,220
Samsung Corp.	569,540	21,493,486
Samsung Electro-Mechanics Co., Ltd.	6,525	364,985
Samsung Fine Chemicals Co., Ltd.	89,080	3,660,706
Samsung SDI Co., Ltd.	187,935	15,585,960
Samwhan Corp.	40,500	398,656
#Samyang Corp.	35,236	1,260,636
Samyang Genex Co., Ltd.	9,472	466,379
Samyang Tongsang Co., Ltd.	8,060	177,057
#Samyoung Electronics Co., Ltd.	73,630	691,393
SC Engineering Co., Ltd.	34,640	156,833
#Seah Besteel Corp.	100,300	1,426,789
SeAH Holdings Corp.	12,561	686,288
#SeAH Steel Corp.	17,133	560,973
#Sebang Co., Ltd.	80,550	779,355
Sejong Industrial Co., Ltd.	101,600	401,156
#*Seoul Securities Co., Ltd.	2,376,839	2,267,004
*SH Chemical Co., Ltd.	528,345	257,429
Shin Won Corp.	189,880	253,121
Shin Young Securities Co., Ltd.	26,040	822,245
Shin Young Wacoal, Inc.	273	21,207
#Shinhan Engineering & Construction Co., Ltd.	18,180	243,595
*Shinhan Financial Group Co., Ltd.	81,216	2,732,200
Shinhan Financial Group Co., Ltd. ADR	623,601	41,955,875

1399

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Shinpoong Pharmaceutical Co., Ltd.	13,200	$247,943
Shinsegae Engineering & Construction Co., Ltd.	8,470	102,727
#Shinsung Holdings Co., Ltd.	79,589	337,055
*Shinsung Tongsang Co., Ltd.	34,250	159,111
Silla Trading Co., Ltd.	18,890	254,205
#Sindo Ricoh Co., Ltd.	32,751	1,596,742
#SJM Co., Ltd.	60,580	206,307
SK Co., Ltd.	182,809	16,368,796
#SK Energy Co., Ltd.	230,735	19,496,430
#SK Gas Co., Ltd.	30,216	1,355,708
#SKC Co., Ltd.	143,710	2,425,272
SL Corp.	33,210	119,890
*Ssangyong Cement Industry Co., Ltd.	193,556	1,317,531
#*STX Corp.	84,950	1,721,135
#STX Offshore & Shipbuilding Co., Ltd.	265,680	3,605,495
#*STX Pan Ocean Co., Ltd.	604,480	6,040,665
Suheung Capsule Co., Ltd.	52,170	337,244
Sung Bo Chemicals Co., Ltd.	4,130	102,514
#*Sung Shin Cement Co., Ltd.	60,720	439,029
*Sungchang Enterprise Holdings, Ltd.	20,760	342,435
#*Sungwon Corp.	69,880	218,383
*Sunjin Co., Ltd.	7,650	176,734
#Tae Kwang Industrial Co., Ltd.	3,447	1,992,635
#Tae Kyung Industrial Co., Ltd.	92,200	359,275
Taegu Department Store	52,221	488,732
#Taeyoung Engineering & Construction	242,600	1,281,067
#Tai Han Electric Wire Co., Ltd.	146,747	2,621,028
Tai Lim Packaging Industries Co., Ltd.	134,200	91,233
*Tec & Co.	42,717	83,179
Telcoware Co., Ltd.	36,000	211,523
*Tong Kook Corp.	607	772
Tong Yang Securities, Inc.	300,000	3,809,335
TS Corp.	11,001	462,689
#Unid Co., Ltd.	32,400	882,630
Union Steel Manufacturing Co., Ltd.	35,127	700,347
Wiscom Co., Ltd.	32,980	111,072
*Woongjin.Com Co., Ltd.	175,690	1,577,135
#Woori Financial Co., Ltd.	53,950	402,729
Woori Investment & Securities Co., Ltd.	513,600	7,705,258
YESCO Co., Ltd.	18,780	395,791
Yoosung Enterprise Co., Ltd.	106,520	234,181
#Youlchon Chemical Co., Ltd.	82,970	521,059
*Young Poong Mining & Construction Corp.	18,030	807
Youngone Corp. (6150493)	35,732	562,949
*Youngone Corp. (B622C10)	142,928	971,706
Youngpoong Corp.	4,362	1,710,235
Yuhwa Securities Co., Ltd.	28,680	360,176
*Zinus, Inc.	1,866	5,697

TOTAL SOUTH KOREA		859,235,712

TAIWAN — (10.4%)
*A.G.V. Products Corp.	2,790,429	1,135,880
Abocom Systems, Inc.	340,752	135,262
*Acbel Polytech, Inc.	2,851,960	1,889,419
Accton Technology Corp.	4,658,000	1,570,770
Acer, Inc.	802,731	1,692,411
Advanced Semiconductor Engineering, Inc. ADR	155,986	549,071
*Ambassador Hotel (The)	996,000	1,175,142
*Amtran Technology Co., Ltd.	3,194,173	2,199,498
*Apex Science & Engineering Corp.	496,000	197,917
*Arima Communication Corp.	1,351,000	522,897

1400

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Asia Cement Corp.	11,165,366	$11,949,890
Asia Chemical Corp.	1,756,000	497,815
Asia Polymer Corp.	1,576,489	981,796
Asia Vital Components Co., Ltd.	1,520,655	1,407,279
Asustek Computer, Inc.	3,711,000	5,872,350
AU Optronics Corp.	3,974,575	4,410,708
AU Optronics Corp. Sponsored ADR	4,713,560	52,509,058
Audix Co., Ltd.	1,005,164	539,756
Aurora Corp.	543,676	511,118
Aurora Systems Corp.	341,281	190,642
Avision, Inc.	1,360,555	447,721
Bank of Kaohsiung Co., Ltd.	3,673,926	1,169,347
*Behavior Tech Computer Corp.	884,716	37,521
*Bes Engineering Corp.	9,541,443	2,509,386
Biostar Microtech International Corp.	476,595	369,062
C Sun Manufacturing, Ltd.	219,249	80,834
*Carnival Industrial Corp.	2,482,000	493,652
Cathay Chemical Works, Inc.	857,000	310,509
Cathay Real Estate Development Co., Ltd.	7,900,421	3,379,340
Central Reinsurance Co., Ltd.	2,457,781	834,568
Chain Qui Development Co., Ltd.	272,173	234,277
Champion Building Materials Co., Ltd.	2,329,914	737,715
Chang Hwa Commercial Bank	36,440,459	16,211,798
*Chang-Ho Fibre Corp.	192,000	65,224
Charoen Pokphand Enterprises Co., Ltd.	1,223,000	599,104
*Cheng Loong Corp.	7,883,480	2,559,194
Cheng Uei Precision Industry Co., Ltd.	235,620	470,885
Chenming Mold Industrial Corp.	798,040	203,841
Chi Mei Optoelectronic Corp.	37,346,932	20,857,789
*Chia Hsin Cement Corp.	4,145,594	2,140,143
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	60,117
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	433,837
*Chien Tai Cement Co., Ltd.	238	7
Chilisin Electronics Corp.	168,300	63,351
*China Airlines	15,861,952	4,408,590
*China Chemical & Pharmaceutical Co.	1,877,264	1,350,420
China Development Financial Holding Corp.	80,236,032	19,636,622
China Electric Manufacturing Co., Ltd.	2,450,200	1,399,801
*China General Plastics Corp.	2,814,000	993,931
*China Man-Made Fiber Co., Ltd.	9,276,813	1,755,588
*China Metal Products Co., Ltd.	470,000	461,471
China Motor Co., Ltd.	6,039,749	3,877,985
*China Petrochemical Development Corp.	13,242,580	4,112,214
*China Rebar Co., Ltd.	439,188	60,508
China Steel Structure Co., Ltd.	653,219	376,753
*China Synthetic Rubber Corp.	2,189,890	2,090,000
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,268,000	561,643
Chinatrust Financial Holdings Co., Ltd.	37,442,937	23,694,229
*Chin-Poon Industrial Co., Ltd.	2,364,451	1,299,053
Chun Yu Works & Co., Ltd.	2,079,000	614,396
Chun Yuan Steel Industrial Co., Ltd.	3,469,467	1,131,075
*Chung Hsin Electric & Machinery Co., Ltd.	2,313,000	1,203,585
Chung Hwa Pulp Corp.	4,308,419	1,569,153
*Chung Shing Textile Co., Ltd.	600	9
Chungwa Picture Tubes Co., Ltd.	59,826,045	9,380,088
Clevo Co.	1,075,934	1,543,273
*CMC Magnetics Corp.	24,065,000	6,020,558
Collins Co., Ltd.	1,769,823	449,434
Compal Electronics, Inc.	2,416,623	2,369,056
*Compeq Manufacturing Co., Ltd.	7,890,000	2,219,670

1401

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Compex International Co., Ltd.	46,400	$283
*Continental Engineering Corp.	5,097,848	1,834,020
*Cosmos Bank Taiwan	2,048,199	247,866
CTCI Corp.	2,583,939	2,620,451
*Da-Cin Construction Co., Ltd.	1,684,579	1,201,446
*Delpha Construction Co., Ltd.	1,684,044	375,619
*Depo Auto Parts Industrial Co., Ltd.	50,000	94,576
*Der Pao Construction Co., Ltd.	1,139,000	28,468
Diamond Flower Electric Instrument Co., Ltd.	68,595	101,761
D-Link Corp.	1,677,000	1,500,998
E.Sun Financial Holding Co., Ltd.	15,243,280	5,311,726
Eastern Media International Corp.	8,183,399	1,629,574
Eclat Textile Co., Ltd.	465,867	238,391
Edom Technology Co., Ltd.	129,800	36,410
Elan Microelectronics Corp.	689,361	1,123,519
Elite Material Co., Ltd.	1,280,232	754,572
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,777,911
Enlight Corp.	1,184,549	32,249
*EnTie Commercial Bank	693,232	180,735
*Eva Airways Corp.	16,403,783	4,742,680
*Ever Fortune Industrial Co., Ltd.	409,000	4,114
Everest Textile Co., Ltd.	3,357,002	628,111
Evergreen International Storage & Transport Corp.	2,962,000	2,619,836
Evergreen Marine Corp., Ltd.	9,208,527	5,605,689
Everlight Chemical Industrial Corp.	2,147,950	1,235,784
*Everspring Industry Co., Ltd.	582,180	109,320
Far Eastern Department Stores, Ltd.	4,970,936	5,012,624
*Far Eastern International Bank	11,541,236	2,817,910
*Federal Corp.	3,092,876	1,620,610
Feng Hsin Iron & Steel Co., Ltd.	342,990	525,722
*FIC Global, Inc.	122,255	12,693
First Copper Technology Co., Ltd.	2,383,750	618,492
First Financial Holding Co., Ltd.	22,068,361	13,560,874
First Hotel	544,854	489,876
First Insurance Co., Ltd. (The)	2,009,064	672,665
*First Steamship Co., Ltd.	728,000	1,030,533
*Formosa Chemicals & Fiber Co., Ltd.	3,318,660	5,181,075
Formosa Taffeta Co., Ltd.	7,495,511	4,999,067
*Formosan Rubber Group, Inc.	4,450,000	2,698,897
*Formosan Union Chemical Corp.	238,174	89,996
Fortune Electric Co., Ltd.	211,850	215,021
*Fu I Industrial Co., Ltd.	290,400	72,546
Fubon Financial Holding Co., Ltd.	29,313,000	30,054,771
Fwuson Industry Co., Ltd.	1,518,220	523,538
G Shank Enterprise Co., Ltd.	196,000	123,415
G.T.M. Corp.	763,000	508,878
*Giga Storage Corp.	2,039,898	461,762
Giga-Byte Technology Co., Ltd.	5,303,287	3,691,634
*Gold Circuit Electronics, Ltd.	2,862,549	976,714
*Goldsun Development & Construction Co., Ltd.	8,560,543	4,680,036
Good Will Instrument Co., Ltd.	383,670	182,596
*Grand Pacific Petrochemical Corp.	3,861,000	1,415,874
Grape King, Inc.	516,000	375,962
Great China Metal Industry Co., Ltd.	1,577,000	1,007,146
*Great Wall Enterprise Co., Ltd.	1,721,327	1,865,016
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	3,444,000	1,770,353
*Hitron Technologies, Inc.	540,332	249,021
*Ho Tung Holding Corp.	3,868,628	1,387,657
*Hocheng Corp.	2,499,300	654,510
*Hold-Key Electric Wire & Cable Co., Ltd.	1,518,420	999,866

1402

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Hong Tai Electric Industrial Co., Ltd.	1,913,000	$640,883
Hsin Kuang Steel Co., Ltd.	1,584,118	1,403,389
Hsing Ta Cement Co., Ltd.	1,969,980	572,775
Hua Eng Wire & Cable Co., Ltd.	4,485,035	1,094,871
Hua Nan Financial Holding Co., Ltd.	3,161,416	2,004,664
*Hualon Corp.	257,040	8,461
Hung Ching Development & Construction Co., Ltd.	1,828,468	1,019,205
*Hung Poo Construction Corp.	1,392,436	1,789,801
*Hung Sheng Construction Co., Ltd.	3,463,000	1,594,484
*Hwa Fong Rubber Co., Ltd.	1,275,960	432,219
*Ichia Technologies, Inc.	2,737,260	1,311,629
*Inernational Semiconductor Technology, Ltd.	2,566,000	929,873
*Innolux Display Corp.	6,138,000	8,078,587
Inventec Corp.	14,487,859	8,380,415
*Jean Co., Ltd.	118,864	52,432
*Johnson Health Tech Co., Ltd.	11,000	11,758
Jui Li Enterprise Co., Ltd.	712,760	192,800
K Laser Technology, Inc.	735,601	296,806
Kang Na Hsiung Co., Ltd.	1,409,078	858,239
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	468,842
Kaulin Manufacturing Co., Ltd.	1,058,656	481,128
Kee Tai Properties Co., Ltd.	1,740,236	826,541
*Kenda Rubber Industrial Co., Ltd.	278,924	381,390
*King Yuan Electronics Co., Ltd.	10,162,862	4,050,882
*Kingdom Construction Co., Ltd.	2,867,000	1,794,169
*King’s Town Bank	5,194,012	1,239,457
*Kinpo Electronics, Inc.	10,257,375	2,657,125
*Knowledge-Yield-Excellence Systems Corp.	475,238	458,458
*Kuoyang Construction Co., Ltd.	641,029	374,764
*Kwong Fong Industries Corp.	3,890,000	872,645
Lan Fa Textile Co., Ltd.	2,409,703	627,697
*Lead Data Co., Ltd.	2,539,140	304,883
*Lealea Enterprise Co., Ltd.	5,236,000	985,782
Lee Chang Yung Chemical Industry Corp.	2,145,780	2,288,440
Lee Chi Enterprises Co., Ltd.	1,404,900	484,002
*Leofoo Development Co., Ltd.	1,777,000	1,192,779
Les Enphants Co., Ltd.	167,204	155,880
*Li Peng Enterprise Co., Ltd.	4,264,712	1,255,175
Lian Hwa Foods Corp.	157,000	63,895
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	307,453
Lien Hwa Industrial Corp.	4,149,411	2,013,035
Lingsen Precision Industries, Ltd.	2,254,295	871,362
Lite-On Technology Corp.	10,487,209	11,907,681
Long Bon International Co., Ltd.	2,839,301	1,018,072
*Long Chen Paper Co., Ltd.	3,677,741	989,565
Lucky Cement Corp.	2,683,000	673,819
Macronix International Co., Ltd.	24,786,644	12,963,929
Mayer Steel Pipe Corp.	788,740	478,208
Maywufa Co., Ltd.	192,264	128,217
Mega Financial Holding Co., Ltd.	69,737,000	36,290,222
*Megamedia Corp.	782	5
Meiloon Co., Ltd.	579,352	178,366
Mercuries & Associates, Ltd.	3,533,829	1,529,251
*Mercuries Data Co., Ltd.	649,800	127,094
*Merry Electronics Co., Ltd.	616,000	619,739
*Microelectronics Technology, Inc.	2,987,123	1,370,415
*Micro-Star International Co., Ltd.	6,657,448	4,724,128
Mitac International Corp.	5,447,000	2,514,107
*Mitac Technology Corp.	1,836,065	1,727,946
Mobiletron Electronics Co., Ltd.	90,000	47,447
*Mustek Systems, Inc.	1,191,983	57,345

1403

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Namchow Chemical Industrial Co., Ltd.	1,186,057	$407,952
Nantex Industry Co., Ltd.	1,459,474	1,131,426
*Nanya Technology Co., Ltd.	16,700,706	2,979,488
*New Asia Construction & Development Co., Ltd.	1,011,542	245,955
*Nien Hsing Textile Co., Ltd.	3,910,000	2,056,249
*Ocean Plastics Co., Ltd.	852,776	694,865
*Optimax Technology Corp.	3,466,000	142,580
*Orient Semiconductor Electronics, Ltd.	372,276	58,319
Oriental Union Chemical Corp.	3,567,225	2,175,043
*Pacific Construction Co., Ltd.	4,079,256	397,591
*Pan Jit International, Inc.	1,982,818	1,289,075
Phihong Technology Co., Ltd.	2,254,661	1,407,843
*Phoenix Precision Technology Corp.	3,222,000	2,100,298
*Picvue Electronics, Ltd.	241,600	—
*Potrans Electrical Corp.	1,139,000	151,367
Pou Chen Corp.	5,370,000	3,794,082
Prince Housing & Development Corp.	4,151,737	1,938,425
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	113,116
*Promise Technology, Inc.	654,685	357,254
Qisda Corp.	8,957,952	4,361,811
*Quintain Steel Co., Ltd.	3,247,000	649,573
*Radium Life Tech Corp.	1,491,144	1,344,105
Ralec Electronic Corp.	288,163	239,214
*Ritek Corp.	20,663,518	6,026,921
Ruentex Development Co., Ltd.	1,039,000	946,118
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	6,617,684	1,109,011
San Fang Chemical Industry Co., Ltd.	217,644	196,278
*Sanyang Industrial Co., Ltd.	5,526,268	2,429,261
Sanyo Electric Co., Ltd.	756,000	758,462
Sheng Yu Steel Co., Ltd.	1,716,000	1,306,871
Shihlin Electric & Engineering Corp.	1,743,000	2,045,800
Shin Kong Financial Holding Co., Ltd.	14,428,507	5,870,415
Shinkong Co., Ltd.	2,182,412	814,551
Shinkong Synthetic Fibers Co., Ltd.	10,356,342	2,901,982
Shuttle, Inc.	1,190,223	702,706
Sigurd Microelectronics Corp.	1,846,608	897,079
*Silicon Integrated Systems Corp.	9,117,485	3,385,326
Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	3,424
Sincere Navigation Corp.	538,692	638,407
Sinkang Industries Co., Ltd.	806,669	398,231
*Sinkong Spinning Co., Ltd.	313,311	370,099
Sinon Corp.	3,017,700	1,387,645
SinoPac Holdings Co., Ltd.	60,339,809	19,835,436
*Sintek Photronics Corp.	3,861,120	2,107,280
Siward Crystal Technology Co., Ltd.	889,405	389,368
*Solomon Technology Corp.	924,001	373,105
*South East Soda Manufacturing Co., Ltd.	927,500	924,941
Southeast Cement Co., Ltd.	3,208,700	1,154,111
SPI Electronic Co., Ltd.	272,500	224,833
Spirox Corp.	282,367	165,368
*Springsoft, Inc.	903,000	648,535
Standard Chemical & Pharmaceutical Co., Ltd.	594,310	551,077
*Standard Foods Taiwan, Ltd.	1,850,000	1,801,038
Stark Technology, Inc.	775,200	388,738
Sunonwealth Electric Machine Industry Co., Ltd.	1,674,417	965,960
Sunplus Technology Co., Ltd.	4,257,620	2,412,437
Sysware Systex Corp.	828,801	786,278
*T JOIN Transportation Co., Ltd.	3,278,000	1,706,225
*Ta Chen Stainless Pipe Co., Ltd.	1,498,864	1,186,023

1404

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Ta Chong Bank, Ltd.	13,236,906	$2,335,862
Ta Ya Electric Wire & Cable Co., Ltd.	4,680,732	917,118
Ta Yih Industrial Co., Ltd.	192,000	125,240
Tah Hsin Industrial Corp.	1,452,000	972,259
Ta-I Technology Co., Ltd.	1,279,034	940,790
*Taichung Commercial Bank	7,966,754	2,027,153
Tainan Enterprises Co., Ltd.	122,850	87,345
Tainan Spinning Co., Ltd.	10,204,000	3,823,546
Taishin Financial Holdings Co., Ltd.	46,043,000	17,968,663
*Taisun Enterprise Co., Ltd.	1,931,721	717,584
Taita Chemical Co., Ltd.	2,126,400	609,731
*Taiwan Business Bank	28,343,549	7,205,306
Taiwan Cement Corp.	12,306,807	13,022,460
Taiwan Cooperative Bank	29,226,902	17,976,020
Taiwan Fire & Marine Insurance Co., Ltd.	1,594,320	1,354,551
*Taiwan Flourescent Lamp Co., Ltd.	756,000	68,669
Taiwan Fu Hsing Industrial Co., Ltd.	115,000	54,496
Taiwan Glass Industrial Corp.	6,369,741	4,432,699
*Taiwan Hon Chuan Enterprise Co., Ltd.	994,052	1,632,612
Taiwan Kai Yih Industrial Co., Ltd.	918,660	539,840
*Taiwan Kolin Co., Ltd.	5,797,000	—
Taiwan Line Tek Electronic Co., Ltd.	337,259	395,912
*Taiwan Mask Corp.	2,271,000	818,709
Taiwan Navigation Co., Ltd.	215,898	406,735
*Taiwan Paiho Co., Ltd.	744,000	391,636
*Taiwan Pulp & Paper Corp.	2,218,000	666,913
Taiwan Sakura Corp.	1,628,490	687,640
*Taiwan Sogo Shinkong Security Co., Ltd.	626,205	365,037
*Taiwan Styrene Monomer Corp.	4,013,856	1,473,513
*Taiwan Tea Corp.	2,988,381	1,552,281
Taiyen Biotech Co., Ltd.	1,776,000	1,227,666
*Tatung Co., Ltd.	28,880,000	7,376,979
*Teapo Electronic Corp.	2,496,670	371,248
Teco Electric & Machinery Co., Ltd.	15,351,834	6,731,743
*Tecom, Ltd.	805,753	331,469
*Test-Rite International Co., Ltd.	1,529,391	726,725
Thye Ming Industrial Co., Ltd.	124,727	126,639
Ton Yi Industrial Corp.	7,349,810	2,753,535
Tong Yang Industry Co., Ltd.	850,739	958,308
Tsann Kuen Enterprise Co., Ltd.	1,348,100	1,440,362
TSRC Corp.	1,170,400	1,378,256
Tung Ho Steel Enterprise Corp.	2,688,555	2,856,683
TYC Brother Industrial Co., Ltd.	1,416,561	911,182
*Tycoons Group Enterprise Co., Ltd.	3,592,000	654,894
Tze Shin International Co., Ltd.	934,919	412,766
*Union Bank of Taiwan	9,266,577	1,638,855
Unitech Electronics Co., Ltd.	1,483,174	732,089
*Unitech Printed Circuit Board Corp.	2,621,265	854,909
United Integration Service Co., Ltd.	1,227,000	607,383
United Microelectronics Corp.	106,490,069	47,132,908
Unity Opto Technology Co., Ltd.	124,125	153,639
*Universal Cement Corp.	4,062,551	2,036,628
Universal Microelectronics Co., Ltd.	747,491	300,666
*Universal Scientific Industrial Co., Ltd.	6,522,366	2,524,358
Universal, Inc.	622,000	498,257
*UPC Technology Corp.	4,912,437	2,169,348
*USI Corp.	4,812,000	2,145,098
U-TECH Media Corp.	1,566,799	630,086
*Ve Wong Corp.	1,112,000	875,727
Walsin Lihwa Corp.	23,007,412	7,600,958
Walsin Technology Corp., Ltd.	4,027,876	1,648,074

1405

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Wan Hai Lines Co., Ltd.	784,000	$398,984
Wan Hwa Enterprise Co., Ltd.	843,400	370,303
Waterland Financial Holdings	15,994,080	4,967,635
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	342,260
Weltrend Semiconductor, Inc.	248,994	196,522
*Winbond Electronics Corp.	29,524,000	6,156,850
Wintek Corp.	7,268,000	5,586,583
*Wistron NeWeb Corp.	619,000	704,169
*WPG Holdings Co., Ltd.	1,037,151	1,273,952
*Wus Printed Circuit Co., Ltd.	3,003,928	689,906
Yageo Corp.	26,995,840	6,431,900
Yang Ming Marine Transport Corp.	10,177,615	3,919,634
Yeung Cyang Industrial Co., Ltd.	881,196	774,619
Yieh Phui Enterprise Co., Ltd.	9,588,523	3,884,042
*Yosun Industrial Corp.	2,187,539	1,886,035
Yuanta Financial Holding Co., Ltd.	8,303,422	5,955,743
Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,240,084
Yulon Motor Co., Ltd.	6,458,572	6,480,605
*Yulon Nissan Motor Co., Ltd.	348,000	824,455
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	67,784
Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	657,411
*Yung Tay Engineering Co., Ltd.	2,954,000	1,921,390
Zig Sheng Industrial Co., Ltd.	4,011,378	957,034
*Zyxel Communication Corp.	3,148,000	1,968,714

TOTAL TAIWAN		833,424,439

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	75,505
*ACL Bank PCL (Foreign)	3,227,700	735,077
Asia Plus Securities PCL (Foreign)	7,008,500	370,711
Asian Property Development PCL (Foreign)	1,911,600	275,252
Ayudhya Insurance PCL (Foreign)	228,500	89,977
Bangchak Petroleum PCL (Foreign)	2,786,300	1,154,476
Bangkok Bank PCL (Foreign)	4,481,300	14,814,759
Bangkok Bank PCL (Foreign) NVDR	4,518,700	14,739,221
Bangkok Expressway PCL (Foreign)	3,883,500	1,962,862
Bangkok First Investment & Trust PCL (Foreign)	521,300	50,552
Bangkok Insurance PCL (Foreign)	87,880	593,958
*Bangkok Land PCL (Foreign)	78,669,103	762,880
Bank of Ayudhya PCL (Foreign)	16,370,400	8,899,571
Banpu PCL (Foreign)	430,700	4,809,462
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	1,309,672
Capital Nomura Securities PCL (Foreign)	478,400	262,888
Capital Nomura Securities PCL (Foreign) NVDR	45,000	24,728
Central Plaza Hotel PCL (Foreign)	5,422,500	493,969
Ch. Karnchang PCL (Foreign)	720,000	79,976
Charoen Pokphand Foods PCL (Foreign)	35,010,340	5,401,243
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,214,210
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,025,531
Erawan Group PCL (Foreign)	4,288,950	225,602
*G J Steel PCL (Foreign)	147,432,100	779,835
Hana Microelectronics PCL (Foreign)	1,555,000	863,635
Hermraj Land & Development PCL (Foreign)	64,383,100	1,154,090
ICC International PCL (Foreign)	2,710,500	3,225,838
*IRPC PCL (Foreign)	42,969,600	4,318,426
*Italian-Thai Development PCL (Foreign) NVDR	10,804,900	857,280
Jasmine International PCL (Foreign)	6,917,600	85,377
Kasikornbank PCL (Foreign)	1,505,300	3,538,760
Kasikornbank PCL (Foreign) NVDR	164,500	350,463
Kiatnakin Finance PCL (Foreign)	2,815,900	1,497,731
Krung Thai Bank PCL (Foreign)	33,380,400	8,239,652

1406

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	$1,035,498
Land & Houses PCL (Foreign) NVDR	2,735,800	414,028
*Loxley PCL (Foreign)	3,313,700	247,335
MBK Development PCL (Foreign)	888,800	1,501,793
Padaeng Industry PCL (Foreign) NVDR	1,600,800	691,500
Polyplex PCL (Foreign)	5,424,000	820,852
Precious Shipping PCL (Foreign)	1,713,500	815,713
PTT Aromatics & Refining PCL (Foreign)	5,015,216	2,888,576
PTT Chemical PCL (Foreign)	3,336,010	5,881,887
Quality Houses PCL (Foreign)	24,250,600	1,182,956
*Regional Container Lines PCL (Foreign)	5,884,700	1,677,390
Rojana Industrial Park PCL (Foreign)	92,600	16,463
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,577,034
Saha Pathanapibul PCL (Foreign)	1,594,833	820,146
Saha-Union PCL (Foreign)	2,976,400	1,241,989
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	1,822,234
Sansiri PCL (Foreign)	9,982,900	885,935
Serm Suk PCL (Foreign) NVDR	39,000	14,096
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,069,268
Siam City Bank PCL (Foreign)	5,159,100	2,728,880
Siam Commercial Bank PCL (Foreign)	3,869,100	8,783,073
Siam Makro PCL (Foreign)	145,300	306,355
*Sino-Thai Engineering & Construction PCL (Foreign)	2,052,900	248,544
Supalai PCL (Foreign)	8,329,366	969,271
*Tata Steel (Thailand) PCL (Foreign)	19,091,800	981,800
Thai Oil PCL (Foreign)	2,300,000	2,534,528
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,069,940
Thai Rayon PCL (Foreign)	165,000	149,096
Thai Stanley Electric (Thailand) PCL (Foreign)	75,800	197,686
Thai Union Frozen Products PCL (Foreign)	1,173,600	896,668
Thai Wacoal PCL (Foreign)	93,300	106,926
Thanachart Capital PCL (Foreign)	6,228,800	2,525,931
Thoresen Thai Agencies PCL (Foreign)	2,560,800	1,700,678
Ticon Industrial Connection PCL (Foreign)	105,200	20,249
Tisco Financial Group PCL (Foreign)	1,041,700	569,369
*TMB Bank PCL (Foreign)	89,163,416	2,122,315
Total Access Communication PCL (Foreign) ADR	1,264,380	1,251,736
*TPI Polene PCL (Foreign)	9,987,124	2,083,708
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	162,948
Univentures PCL (Foreign)	3,481,400	218,930
Vinythai PCL (Foreign)	5,213,817	949,917

TOTAL THAILAND		141,466,410

TURKEY — (2.3%)
Adana Cimento Sanayi Ticaret A.S.	425,899	151,105
Akbank T.A.S.	1,362,716	7,703,258
Akcansa Cimento Sanayi ve Ticaret A.S.	267,932	714,886
Akenerji Elektrik Uretim A.S.	201,755	1,433,433
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	1,402,790
Aksigorta A.S.	1,103,509	3,377,902
Alarko Holding A.S.	1,013,092	2,130,746
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	2
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	1,983,992
*Anadolu Cam Sanayii A.S.	1,486,817	1,649,712
Anadolu Hayat Sigorta A.S.	228,133	439,920
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	3
*Arcelik A.S.	1,763,349	3,791,530
*Asya Katilim Bankasi A.S.	1,198,411	2,298,784
Ayen Enerji A.S.	415,323	631,650
Aygaz A.S.	1,118,602	2,941,762

1407

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	$288,922
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	86,552	175,766
*Bati Anabolu Cimento A.S.	280,524	1,111,930
BIM BirlesikMagazalar A.S.	2,033	79,951
Bolu Cimento Sanayii A.S.	597,932	597,667
BSH ev Aletleri Sanayi ve Ticaret A.S.	2,164	120,131
Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	1,661,413
*Dentas Ambalaj ve Kagit Sanayi A.S.	—	—
*Deva Holding A.S.	68,166	174,066
*Dogan Gazetecilik A.S.	413,817	593,869
*Dogan Sirketler Grubu Holding A.S.	9,177,648	6,936,353
*Dogan Yayin Holding A.S.	1,782,347	1,747,766
*Dogus Otomotiv Servis ve Ticaret A.S.	315,057	926,927
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,419,352	1,488,179
Enka Insaat ve Sanayi A.S.	65,052	224,342
*Eregli Demir ve Celik Fabrikalari Turk A.S.	5,335,662	17,745,763
Ford Otomotiv Sanayi A.S.	53,500	273,491
*Fortis Bank A.S.	1	1
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	1	1
*Global Yatirim Holding A.S.	1,617,858	814,834
*Goldas Kuyumculuk Sanayi A.S.	552,019	500,102
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	614,973
Goodyear Lastikleri T.A.S.	108,729	716,997
*GSD Holding A.S.	2,225,362	1,015,972
*Gubre Fabrikalari Ticaret A.S.	10,142	57,596
*Gunes Sigorta A.S.	439,694	534,852
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	1,747,895	1,421,698
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	105,414	90,002
*Ihlas Holding A.S.	2,158,431	799,074
*Izmir Demir Celik Sanayii A.S.	796,660	1,329,701
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	2,360,622	1,229,044
Karton Sanayi ve Ticaret A.S.	9,078	412,516
*Koc Holding A.S. Series B	4,225,734	10,044,524
Konya Cimento Sanayii A.S.	6,740	223,526
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	1,806,558
Mardin Cimento Sanayii ve Ticaret A.S.	114,185	463,609
*Marmari Marti Otel Isletmeleri A.S.	—	—
Marshall Boya ve Vernik Sanayii A.S.	27,296	179,576
*Medya Holdings A.S.	33,508	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Holding A.S.	1,239,663	470,322
*Net Turizm Ticaret ve Sanayi A.S.	1,033,537	545,836
Nortel Networks Netas Telekomuenikasyon A.S.	57,809	1,075,913
*Petkim Petrokimya Holding A.S.	734,477	3,493,316
Pinar Entegre Et ve Un Sanayi A.S.	231,479	556,123
Pinar Sut Mamulleri Sanayii A.S.	125,128	534,803
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,147
*Sabah Yayincilik A.S.	31,938	82,507
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	868,959
*Sekerbank T.A.S.	1,552,724	1,971,378
*Tat Konserve Sanayii A.S.	229,239	418,234
*Tekfen Holding A.S.	1,082,915	2,942,852
*Tekstil Bankasi A.S.	931,413	545,435
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	132,398	246,685
Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	2,169,189
*Trakya Cam Sanayii A.S.	2,216,706	2,333,952
Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	2,027,963
Turcas Petrol A.S.	362,644	1,026,800
*Turk Ekonomi Bankasi A.S.	1,988,359	2,033,571

1408

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Turk Sise ve Cam Fabrikalari A.S.	3,533,015	$3,224,441
Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,313,348
*Turkiye Garanti Bankasi A.S.	7,091,802	25,215,119
Turkiye Is Bankasi A.S.	3,389,260	11,766,101
*Turkiye Sinai Kalkinma Bankasi A.S.	1,941,458	1,416,765
*Turkiye Vakiflar Bankasi T.A.O.	6,649,651	14,037,972
Ulker Biskuvi Sanayi A.S.	797,783	1,539,006
*Uzel Makina Sanayii A.S.	275,043	145,847
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,006,476	1,150,229
*Yapi ve Kredi Bankasi A.S.	4,230,961	8,887,600
*Zorlu Enerji Elektrik Uretim A.S.	285,130	794,529

TOTAL TURKEY		180,891,110

TOTAL COMMON STOCKS		6,694,997,580

PREFERRED STOCKS — (5.5%)
BRAZIL — (5.5%)
*Aracruz Celulose SA Sponsored ADR	643,665	12,847,553
Banco Alfa de Investimento SA	61,726	198,833
Banco Bradesco SA Sponsored ADR	348,766	5,500,040
*Braskem SA Preferred A	1,479,200	6,675,527
*Braskem SA Preferred A Sponsored ADR	306,860	2,746,397
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	302,821	7,066,770
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	598,151
Companhia de Tecidos Norte de Minas	792,750	2,081,991
Confab Industrial SA	2,856,852	8,988,193
Contax Participacoes SA	3,000	102,908
Duratex SA	1,067,700	15,548,390
Forjas Taurus SA	659,791	2,387,024
Gerdau SA	2,445,084	28,647,748
Gerdau SA Sponsored ADR	4,375,158	51,058,094
*Gol Linhas Aereas Inteligentes SA	694,900	5,102,575
*Inepar Industria e Construcoes SA	7,896	122,222
Investimentos Itau SA	7,247,975	36,749,748
Itau Unibanco Holding SA	864,297	15,439,914
Klabin SA	5,296,604	9,425,017
Mahle-Metal Leve SA Industria e Comercio	4,000	36,961
Marcopolo SA	1,719,400	4,948,776
Metalurgica Gerdau SA	4,022,600	58,794,748
Randon e Participacoes SA	616,500	3,905,684
Sadia SA	987,982	2,859,495
*Sadia SA ADR	536,304	4,687,297
Sao Paulo Alpargatas SA	43,700	1,780,088
Saraiva SA Livreiros Editores	21,000	310,990
*Suzano Papel e Celullose SA	1,964,839	18,292,512
Telemar Norte Leste SA	549,500	14,725,981
Ultrapar Participacoes SA	170,741	5,751,613
Ultrapar Participacoes SA Sponsored ADR	163,809	5,561,316
Uniao de Industrias Petroquimicas SA Series B	7,370,473	3,673,879
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	84,203,954
Vale SA Series B	239,144	—
*Votorantim Celulose e Papel SA	262,275	3,905,132
*Votorantim Celulose e Papel SA Sponsored ADR	869,017	12,983,114
Whirlpool SA	72,600	140,083

TOTAL BRAZIL		437,848,718

CHILE — (0.0%)
Sociedad Quimica y Minera de Chile SA Series A	42,776	1,656,330

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	105,921

1409

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Tata Steel, Ltd.	1,714,184	$2,732,091

TOTAL INDIA		2,838,012

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	95,312
*Malayan United Industries Berhad A2	1,526,067	82,314

TOTAL MALAYSIA		177,626

TOTAL PREFERRED STOCKS		442,520,686

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights 08/21/09	21,208	10,230

MALAYSIA — (0.0%)
*Jerneh Asia Berhad Warrants 07/26/12	159,420	8,825
*OSK Holdings Berhad Warrants 09/30/12	93,339	3,577
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	21,367

TOTAL MALAYSIA		33,769

SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. ADR Rights 08/21/09	138,406	1,868,478

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	22,172
*Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	1,172
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	30,866	1,859
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	17,533	644

TOTAL THAILAND		25,847

TOTAL RIGHTS/WARRANTS		1,938,324

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $10,865,000 FHLMC 4.50%, 05/01/23, valued at $9,595,979) to be repurchased at $9,452,150	$9,452	9,452,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund LP	858,780,649	858,780,649
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,423,650) to be repurchased at $1,395,758	$1,396	1,395,735

TOTAL SECURITIES LENDING COLLATERAL		860,176,384

TOTAL INVESTMENTS — (100.0%) (Cost $6,849,072,503)##		$8,009,084,974

1410

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$5,467,033	—	$5,467,033
Brazil	$339,133,559	—	—	339,133,559
Chile	177,194,734	—	—	177,194,734
China	134,828,997	756,716,630	—	891,545,627
Czech Republic	—	24,910,657	—	24,910,657
Hungary	—	160,138,333	—	160,138,333
India	132,145,978	749,093,857	—	881,239,835
Indonesia	2,676,017	245,783,222	—	248,459,239
Israel	18,483,716	198,306,198	—	216,789,914
Malaysia	802,318	295,150,897	—	295,953,215
Mexico	498,374,215	481,528	—	498,855,743
Philippines	2,003,944	48,538,867	—	50,542,811
Poland	—	171,678,736	—	171,678,736
South Africa	104,088,572	613,981,901	—	718,070,473
South Korea	234,174,088	625,061,624	—	859,235,712
Taiwan	53,174,668	780,249,771	—	833,424,439
Thailand	141,466,410	—	—	141,466,410
Turkey	2,313,348	178,577,762	—	180,891,110
Preferred Stocks
Brazil	437,848,718	—	—	437,848,718
Chile	1,656,330	—	—	1,656,330
India	—	2,838,012	—	2,838,012
Malaysia	177,626	—	—	177,626
Rights/Warrants
Brazil	10,230	—	—	10,230
Malaysia	33,769	—	—	33,769
South Korea	1,868,478	—	—	1,868,478
Thailand	23,344	2,503	—	25,847
Temporary Cash Investments	—	9,452,000	—	9,452,000
Securities Lending Collateral	—	860,176,384	—	860,176,384

TOTAL	$2,282,479,059	$5,726,605,915	—	$8,009,084,974

1411

Organization

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective December 1, 2007, the Porfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1412

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At July 31, 2009, the total cost of securities for federal income tax purposes was $6,879,392,017 for Dimensional Emerging Markets Value Fund Inc.

Recent Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not yet been determined.

In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through September 29, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

1413

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: September 29, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: September 29, 2009